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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Company
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2019 to April 30, 2020

Item 1. Reports to Stockholders

2020 SEMI-ANNUAL REPORT
Russell Investment Company
APRIL 30, 2020
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, E, S, Y
Sustainable Equity Fund A, C, E, S, Y
U.S. Dynamic Equity Fund A, C, E, S, Y
U.S. Strategic Equity Fund A, C, E, M, S
U.S. Small Cap Equity Fund A, C, E, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, E, M, S, Y
Global Equity Fund A, C, E, M, S, Y
Emerging Markets Fund A, C, E, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, E, M, S
Tax-Managed International Equity Fund A, C, E, M, S
Tax-Managed Real Assets Fund A,C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, E, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, E, M, R6, S, Y
Investment Grade Bond Fund A, C, E, M, R6, S, Y
Short Duration Bond Fund A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, E, M, S
Tax-Exempt Bond Fund A, C, E, M, S
Alternative Funds
Commodity Strategies Fund A, C, E, M, S, Y
Global Infrastructure Fund A, C, E, M, S, Y
Global Real Estate Securities Fund A, C, E, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Strategic Call Overwriting Fund S
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. These
financial statements report on 28
of these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 19
U.S. Dynamic Equity Fund 39
U.S. Strategic Equity Fund 61
U.S. Small Cap Equity Fund 79
International Developed Markets Fund 105
Global Equity Fund 129
Emerging Markets Fund 153
Tax-Managed U.S. Large Cap Fund 177
Tax-Managed U.S. Mid & Small Cap Fund 193
Tax-Managed International Equity Fund 215
Tax-Managed Real Assets Fund 243
Opportunistic Credit Fund 263
Unconstrained Total Return Fund 319
Strategic Bond Fund 371
Investment Grade Bond Fund 437
Short Duration Bond Fund 473
Tax-Exempt High Yield Bond Fund 505
Tax-Exempt Bond Fund 551
Commodity Strategies Fund 607
Global Infrastructure Fund 637
Global Real Estate Securities Fund 657
Multi-Strategy Income Fund 677
Multi-Asset Growth Strategy Fund 743
Strategic Call Overwriting Fund 809
Multifactor U.S. Equity Fund 825
Multifactor International Equity Fund 845
Multifactor Bond Fund 875
Notes to Schedules of Investments 901
Notes to Financial Highlights 903
Notes to Financial Statements 905
Affiliated Brokerage Transactions 944
Basis for Approval of Investment Advisory Contracts 945
Shareholder Requests for Additional Information 951
Disclosure of Information about Fund Trustees and Officers 952
Adviser, Money Managers and Service Providers 956
Russell Investment Company
Semi-annual Report
April 30, 2020 (Unaudited)
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Equity Income Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 890.60 $ 1,019.24
Expenses Paid During Period* $ 5.31 $ 5.67
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 887.20 $ 1,015.51
Expenses Paid During Period* $ 8.82 $ 9.42
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 890.60 $ 1,019.24
Expenses Paid During Period* $ 5.31 $ 5.67
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
4 Equity Income Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 892.00 $ 1,020.69
Expenses Paid During Period* $ 3.95 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 892.60 $ 1,021.4 8
Expenses Paid During Period* $ 3.20 $ 3.42
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 90.7%
Consumer Discretionary - 9.2%
Amazon.com, Inc.(Æ) 895 2,215
CarMax, Inc.(Æ) 8,190 603
Carnival Corp. 6,768 108
Comcast Corp. Class A 55,555 2,091
Costco Wholesale Corp. 1,933 586
Darden Restaurants, Inc. 10,861 801
Dollar Tree, Inc.(Æ) 3,273 261
DR Horton, Inc. 8,542 403
Five Below, Inc.(Æ) 3,615 326
General Motors Co. 55,577 1,239
Home Depot, Inc. (The) 5,114 1,124
Kohl's Corp. 6,066 112
Lennar Corp. Class A 3,706 186
Lowe's Cos., Inc. 13,816 1,447
Macy's, Inc. 8,370 49
Marriott International, Inc. Class A 2,837 258
McDonald's Corp. 4,157 780
Nike, Inc. Class B 8,009 698
Nordstrom, Inc. 5,121 96
PulteGroup, Inc. 35,597 1,006
Starbucks Corp. 7,836 601
Target Corp. 5,953 653
Thomson Reuters Corp. 3,720 262
TJX Cos., Inc. 8,073 396
Toll Brothers, Inc. 6,210 149
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,991 434
ViacomCBS , Inc. Class B 2,512 43
Walmart, Inc. 6,551 796
Walt Disney Co. (The) 7,318 791
Whirlpool Corp. 6,584 736
Yum China Holdings, Inc. 2,660 129
Yum! Brands, Inc. 2,762 239
19,618
Consumer Staples - 7.0%
Altria Group, Inc. 5,862 230
Archer-Daniels-Midland Co. 4,964 184
Coca-Cola Co. (The) 13,422 616
Coca-Cola European Partners PLC 19,044 755
CVS Health Corp. 59,426 3,657
General Mills, Inc. 5,854 351
Ingredion, Inc. 14,164 1,150
Kellogg Co. 3,053 200
Kimberly-Clark Corp. 1,338 185
Kraft Heinz Foods Co. 4,240 129
Kroger Co. (The) 20,016 633
Molson Coors Beverage Co. Class B 54,301 2,226
Mondelez International, Inc. Class A 10,722 552
PepsiCo, Inc. 5,042 667
Philip Morris International, Inc. 4,439 331
Procter & Gamble Co. (The) 8,482 1,000
Sysco Corp. 4,193 236
Tyson Foods, Inc. Class A 23,638 1,470
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walgreens Boots Alliance, Inc. 5,169 224
14,796
Energy - 4.5%
BP PLC - ADR 71,761 1,708
Canadian Natural Resources, Ltd. 88,865 1,489
Chevron Corp. 18,666 1,718
ConocoPhillips 13,331 561
Exxon Mobil Corp. 17,751 825
Hess Corp. 14,187 690
Magna International, Inc. Class A 10,428 407
Occidental Petroleum Corp. 3,735 62
Phillips 66 17,764 1,300
Schlumberger, Ltd. 3,497 59
Valero Energy Corp. 11,118 704
9,523
Financial Services - 20.7%
Aflac, Inc. 8,190 305
AGNC Investment Corp.(Æ) 27,208 338
Allstate Corp. (The) 4,766 485
American Express Co. 13,082 1,194
American Tower Corp.(ö) 2,282 543
Ameriprise Financial, Inc. 1,309 150
Annaly Capital Management, Inc.(ö) 219,555 1,372
Aon PLC 4,486 775
Banco Santander SA - ADR 179,323 389
Bank of America Corp. 71,306 1,715
Berkshire Hathaway, Inc. Class B(Æ) 17,779 3,332
BlackRock, Inc. Class A 1,252 629
Brookfield Property Partners, LP 10,806 101
Charles Schwab Corp. (The) 8,708 328
Chubb, Ltd. 18,288 1,975
Citigroup, Inc. 64,444 3,130
Citizens Financial Group, Inc. 42,136 943
CME Group, Inc. Class A 1,976 352
Comerica, Inc. 21,298 742
Crown Castle International Corp.(ö) 2,222 354
Cullen/Frost Bankers, Inc. 2,298 165
Equity Residential(ö) 4,732 308
Essent Group, Ltd. 17,394 475
Fidelity National Information Services, Inc. 1,982 261
Fifth Third Bancorp 10,459 195
Fiserv, Inc.(Æ) 2,901 299
Franklin Resources, Inc. 5,552 105
Hartford Financial Services Group, Inc. 5,620 214
Healthpeak Properties, Inc. (ö) 53,957 1,410
Huntington Bancshares, Inc. 14,492 134
Intercontinental Exchange, Inc. 4,039 361
Jack Henry & Associates, Inc. 1,615 264
JPMorgan Chase & Co. 26,531 2,541
KeyCorp 14,810 173
KKR & Co., Inc. Class A 23,956 604
M&T Bank Corp. 1,634 183
Marsh & McLennan Cos., Inc. 4,723 460
MasterCard, Inc. Class A 4,252 1,169

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Merck & Co., Inc. 13,018 1,033
MetLife, Inc. 5,005 181
MGM Growth Properties LLC Class A(ö) 19,635 494
Morgan Stanley 10,959 432
Navient Corp. 15,637 119
New York Community Bancorp, Inc. 175,387 1,905
Northern Trust Corp. 18,211 1,442
PayPal Holdings, Inc.(Æ) 4,592 565
PNC Financial Services Group, Inc. (The) 3,555 379
Popular, Inc. 6,026 233
Prologis, Inc.(ö) 8,161 728
Prudential Financial, Inc. 1,120 70
Public Storage(ö) 1,623 301
Regions Financial Corp. 18,083 194
Santander Consumer USA Holdings, Inc. 11,499 179
Signature Bank 1,500 161
Simon Property Group, LP(ö) 7,772 519
SLM Corp. 59,378 495
State Street Corp. 1,646 104
TFS Financial Corp. 15,442 211
Travelers Cos., Inc. (The) 2,719 275
Truist Bank 11,554 431
Two Harbors Investment Corp.(ö) 99,657 455
US Bancorp 37,120 1,355
Visa, Inc. Class A 6,956 1,243
Voya Financial, Inc. 5,337 241
Wells Fargo & Co. 61,533 1,788
44,006
Health Care - 14.1%
Abbott Laboratories 8,712 802
AbbVie, Inc. 15,574 1,280
Acadia Pharmaceuticals, Inc.(Æ) 2,969 143
Alexion Pharmaceuticals, Inc.(Æ) 8,853 951
Allergan PLC 1,543 289
Amgen, Inc. 2,786 666
AstraZeneca PLC - ADR 14,807 774
Baxter International, Inc. 4,722 419
Becton Dickinson and Co. 1,746 441
Biogen, Inc.(Æ) 1,360 404
BioMarin Pharmaceutical, Inc.(Æ) 1,514 139
Bristol-Myers Squibb Co. 24,414 1,485
Cerner Corp. 4,111 285
Cigna Corp. 9,468 1,854
Eli Lilly & Co. 4,487 694
Envista Holdings Corp.(Æ) 20,290 395
Gilead Sciences, Inc. 5,163 434
Horizon Therapeutics PLC(Æ) 8,331 300
IQVIA Holdings, Inc.(Æ) 2,475 353
Jazz Pharmaceuticals PLC(Æ) 5,802 640
Johnson & Johnson 34,983 5,250
Medtronic PLC 29,553 2,885
Mylan NV(Æ) 36,720 616
Pfizer, Inc. 56,416 2,164
Regeneron Pharmaceuticals, Inc.(Æ) 497 261
Seattle Genetics, Inc.(Æ) 2,504 344
Stryker Corp. 2,492 465
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thermo Fisher Scientific, Inc. 2,477 829
United Therapeutics Corp.(Æ) 1,458 160
UnitedHealth Group, Inc. 11,308 3,307
Vertex Pharmaceuticals, Inc.(Æ) 1,265 318
Zimmer Biomet Holdings, Inc. 4,930 590
29,937
Materials and Processing - 4.5%
Air Products & Chemicals, Inc. 1,827 412
Carrier Global Corp.(Æ) 2,707 48
Crown Holdings, Inc.(Æ) 18,722 1,206
Dow, Inc. 2,083 76
DowDuPont , Inc. 40,190 1,889
Eastman Chemical Co. 16,227 982
Ecolab, Inc. 1,375 266
Freeport-McMoRan, Inc. 106,442 940
Huntsman Corp. 48,227 811
Linde PLC(Æ) 7,764 1,428
LyondellBasell Industries NV Class A 3,273 190
Newmont Corp. 16,815 1,000
PPG Industries, Inc. 3,046 277
Westrock Co. 1,726 56
9,581
Producer Durables - 5.8%
3M Co. 3,075 467
Accenture PLC Class A 2,951 546
Ametek , Inc. 1,788 150
Automatic Data Processing, Inc. 3,118 457
Boeing Co. (The) 1,623 229
Carlisle Cos., Inc. 833 101
Chart Industries, Inc.(Æ) 17,791 635
Cummins, Inc. 1,131 185
Danaher Corp. 3,632 594
Deere & Co. 1,709 248
Delta Air Lines, Inc. 6,571 170
Emerson Electric Co. 4,919 281
FedEx Corp. 3,535 448
Fluor Corp. 2,277 27
General Dynamics Corp. 8,067 1,054
General Electric Co. 227,212 1,545
Honeywell International, Inc. 3,843 545
Illinois Tool Works, Inc. 2,692 437
Johnson Controls International PLC(Æ) 3,190 93
Lockheed Martin Corp. 1,062 413
Northrop Grumman Corp. 1,147 379
Otis Worldwide Corp. 1,354 69
Paychex, Inc. 3,139 215
Stanley Black & Decker, Inc. 8,149 898
Union Pacific Corp. 3,924 627
United Continental Holdings, Inc.(Æ) 3,305 98
United Parcel Service, Inc. Class B 3,769 357
Wabtec Corp. 13,417 757
Waste Management, Inc. 3,645 365
12,390

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 17.7%
Activision Blizzard, Inc. 2,619 167
Adobe, Inc.(Æ) 2,195 776
Alphabet, Inc. Class A(Æ) 1,0 76 1,449
Alphabet, Inc. Class C(Æ) 1,0 59 1,428
Amdocs, Ltd. 2,896 187
Amphenol Corp. Class A 3,008 265
Apple, Inc. 22,466 6,600
Applied Materials, Inc. 4,577 227
Arista Networks, Inc.(Æ) 4,592 1,007
Avnet, Inc. 3,816 115
Broadcom, Inc. 1,015 276
Cisco Systems, Inc. 21,674 919
Cognizant Technology Solutions Corp. Class
A 6,243 362
Corning, Inc. 5,323 117
Corteva , Inc. Class W 85,248 2,233
Electronic Arts, Inc.(Æ) 1,479 169
Facebook, Inc. Class A(Æ) 17,598 3,602
HP, Inc.(Æ) 11,179 173
Intel Corp. 27,988 1,679
International Business Machines Corp. 3,436 431
Intuit, Inc. 1,465 395
IPG Photonics Corp.(Æ) 3,562 461
Lam Research Corp. 998 255
Marvell Technology Group, Ltd. 51,530 1,378
Micron Technology, Inc.(Æ) 17,367 832
Microsoft Corp. 32,024 5,739
Motorola Solutions, Inc. 1,714 246
NVIDIA Corp. 1,269 371
Oracle Corp. 47,077 2,494
QUALCOMM, Inc. 9,683 762
Raytheon Technologies Corp.(Æ) 20,210 1,310
Salesforce.com, Inc.(Æ) 1,612 261
Synopsys, Inc.(Æ) 1,887 296
Texas Instruments, Inc. 4,769 554
37,536
Utilities - 7.2%
American Electric Power Co., Inc. 3,514 292
AT&T, Inc. 116,512 3,550
Dominion Energy, Inc. 30,179 2,328
Duke Energy Corp. 4,102 347
Edison International 5,018 295
Entergy Corp. 16,531 1,579
Exelon Corp. 51,401 1,906
NextEra Energy, Inc. 1,900 439
PG&E Corp.(Æ) 3,334 35
Southern Co. (The) 9,980 566
Verizon Communications, Inc. 67,084 3,854
15,191
Total Common Stocks
(cost $149,431) 192,578
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021 Rights 3,695 17
Total Warrants & Rights
(cost $8) 17
Short-Term Investments - 8.9%
U.S. Cash Management Fund(@)
18,905,565 (
∞)
18,906
Total Short-Term Investments
(cost $18,904) 18,906
Total Investments - 99.6%
(identified cost $168,343) 211,501
Other Assets and Liabilities, Net
- 0.4%
903
Net Assets - 100.0%
212,404

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 100 USD 14,512 06/20
2,640
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
2,640
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 19,618 $ — $ —
$ —
$ 19,618 9.2
Consumer Staples 14,796 — —
—
14,796 7.0
Energy 9,523 — —
—
9,523 4.5
Financial Services 44,006 — —
—
44,006 20.7
Health Care 29,937 — —
—
29,937 14.1
Materials and Processing 9,581 — —
—
9,581 4.5
Producer Durables 12,390 — —
—
12,390 5.8
Technology 37,536 — —
—
37,536 17.7
Utilities 15,191 — —
—
15,191 7.2
Warrants & Rights 17 — —
—
17 —
*
Short-Term Investments — — —
18,906
18,906 8.9
Total Investments 192,595 — — 18,906 211,501 99.6
Other Assets and Liabilities, Net 0.4
100.0
Other Financial Instruments
Assets
Futures Contracts 2,640 — — — 2,640 1.2
Total Other Financial Instruments
**
$ 2,640 $ — $ — $ — $ 2,640
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,640
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,666)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,597
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 168,343
Investments, at fair value(>) ...........................................................................................................................................................
211,501
Receivables:
Dividends and interest ....................................................................................................................................................... 288
Dividends from affiliated funds .......................................................................................................................................... 6
Fund shares sold ................................................................................................................................................................ 5
Variation margin on futures contracts ................................................................................................................................. 2,640
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
214,442
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 1,537
Fund shares redeemed ....................................................................................................................................................... 276
Accrued fees to affiliates .................................................................................................................................................... 136
Other accrued expenses ..................................................................................................................................................... 89
Total liabilities .............................................................................................................................................
2,038
Net Assets ............................................................................................................................................................
$ 212,404

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 38,930
Shares of beneficial interest ...........................................................................................................................................................
98
Additional paid-in capital ..............................................................................................................................................................
173,376
Net Assets ............................................................................................................................................................
$ 212,404
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 21.81
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 23.14
Class A — Net assets ............................................................................................................................................................. $ 16,268,390
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 746,010
Net asset value per share: Class C(#) ............................................................................................................................................. $ 21.03
Class C — Net assets ............................................................................................................................................................. $ 19,220,689
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 913,929
Net asset value per share: Class E(#) ............................................................................................................................................. $ 21.87
Class E — Net assets ............................................................................................................................................................. $ 1,583,065
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 72,381
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.71
Class S — Net assets ............................................................................................................................................................. $ 148,928,986
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,860,606
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 21.67
Class Y — Net assets ............................................................................................................................................................. $ 26,402,520
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,218,384
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 18,906
(a)      Due to Broker for Futures $ 1,537
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,314
Dividends from affiliated funds ......................................................................................................................................... 66
Total investment income ...............................................................................................................................................................
3,380
Expenses
Advisory fees .................................................................................................................................................................... 712
Administrative fees ........................................................................................................................................................... 63
Custodian fees ................................................................................................................................................................... 61
Distribution fees - Class A ................................................................................................................................................ 24
Distribution fees - Class C ................................................................................................................................................ 86
Transfer agent fees - Class A ............................................................................................................................................ 19
Transfer agent fees - Class C ............................................................................................................................................. 23
Transfer agent fees - Class E ............................................................................................................................................. 2
Transfer agent fees - Class S ............................................................................................................................................. 187
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 41
Registration fees ............................................................................................................................................................... 37
Shareholder servicing fees - Class C ................................................................................................................................. 29
Shareholder servicing fees - Class E ................................................................................................................................. 3
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 1,322
Expense reductions ........................................................................................................................................................... (102)
Net expenses .................................................................................................................................................................................
1,220
Net investment income (loss) ........................................................................................................................................................
2,160
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,701
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (1,666)
Foreign currency-related transactions ............................................................................................................................... 1
Net realized gain (loss) ..................................................................................................................................................................
1,039
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (31,395)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 2,597
Net change in unrealized appreciation (depreciation) ................................................................................................................... (28,797)
Net realized and unrealized gain (loss) ......................................................................................................................................... (27,758)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (25,598)

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,160 $ 5,668
Net realized gain (loss) ...................................................................................................................... 1,039 (3,684)
Net change in unrealized appreciation (depreciation) ....................................................................... (28,797) 24,346
Net increase (decrease) in net assets from operations ............................................................................. (25,598) 26,330
Distributions
To shareholders
Class A .......................................................................................................................................... (167) (7,210)
Class C .......................................................................................................................................... (114) (9,779)
Class E .......................................................................................................................................... (17) (1,010)
Class S ........................................................................................................................................... (1,920) (93,435)
Class Y .......................................................................................................................................... (311) (7,864)
Net decrease in net assets from distributions .......................................................................................... (2,529) (119,298)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (49,523) (110,813)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(77,650) (203,781)
Net Assets
Beginning of period .................................................................................................................................
290,054 493,835
End of period ..........................................................................................................................................
$ 212,404 $ 290,054

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 76 $ 1,938 47 $ 1,123
Proceeds from reinvestment of distributions 7 166 344 7,138
Payments for shares redeemed (193) (4,681) (451) (11,543)
Net increase (decrease)
(110) (2,577) (60) (3,282)
Class C
Proceeds from shares sold 28 648 92 2,070
Proceeds from reinvestment of distributions 5 114 488 9,756
Payments for shares redeemed (211) (4,801) (604) (13,680)
Net increase (decrease)
(178) (4,039) (24) (1,854)
Class E
Proceeds from shares sold 1 34 5 129
Proceeds from reinvestment of distributions 1 16 48 995
Payments for shares redeemed (45) (1,108) (48) (1,083)
Net increase (decrease)
(43) (1,058) 5 41
Class S
Proceeds from shares sold 205 4,606 400 9,532
Proceeds from reinvestment of distributions 81 1,892 4,434 91,743
Payments for shares redeemed (2,032) (49,370) (8,527) (210,766)
Net increase (decrease)
(1,746) (42,872) (3,693) (109,491)
Class Y
Proceeds from shares sold 123 2,425 195 4,389
Proceeds from reinvestment of distributions 8 180 223 4,615
Payments for shares redeemed (63) (1,582) (196) (5,231)
Net increase (decrease)
68 1,023 222 3,773
Total increase (decrease)
(2,009) $ (49,523) (3,550) $ (110,813)

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 24.71 .18 (2.87) (2.69) (.21) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
October 31, 2016 38.50 .34 .45 .79 (.37) (7.27)
October 31, 2015 43.30 .31 1.44 1.75 (.44) (6.11)
Class C
April 30, 2020* 23.82 .08 (2.75) (2.67) (.12) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
October 31, 2016 37.90 .10 .45 .55 (.13) (7.27)
October 31, 2015 42.78 .02 1.42 1.44 (.21) (6.11)
Class E
April 30, 2020* 24.78 .18 (2.89) (2.71) (.20) —
October 31, 2019 32.33 .35 1.23 1.58 (.37) (8.76)
October 31, 2018 35.24 .33 1.30 1.63 (.30) (4.24)
October 31, 2017 31.69 .27 6.46 6.73 (.26) (2.92)
October 31, 2016 38.53 .34 .46 .80 (.37) (7.27)
October 31, 2015 43.33 .31 1.43 1.74 (.43) (6.11)
Class S
April 30, 2020* 24.60 .21 (2.85) (2.64) (.25) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
October 31, 2016 38.45 .42 .45 .87 (.45) (7.27)
October 31, 2015 43.26 .41 1.43 1.84 (.54) (6.11)
Class Y
April 30, 2020* 24.57 .23 (2.86) (2.63) (.27) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)
October 31, 2017(6) 32.22 .06 3.10 3.16 (.31) —
October 31, 2016(j) — — — — — —
October 31, 2015 43.19 .26 2.13 2.39 (.38) (6.11)

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.21) 21.81 (10.94) 16,268 1.18 1.13 1.48 17
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(7.64) 31.65 3.15 28,620 1.08 1.08 1.07 73
(6.55) 38.50 4.17 34,474 1.09 1.09 .79 90
(.12) 21.03 (11.28) 19,221 1.93 1.88 .73 17
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(7.40) 31.05 2.42 42,062 1.83 1.83 .32 73
(6.32) 37.90 3.39 50,046 1.84 1.84 .04 90
(.20) 21.87 (10.94) 1,583 1.18 1.13 1.51 17
(9.13) 24.78 10.58 2,855 1.14 1.09 1.44 28
(4.54) 32.33 4.65 3,553 1.11 1.09 .96 118
(3.18) 35.24 22.61 4,124 1.11 1.11 .82 90
(7.64) 31.69 3.18 6,889 1.08 1.08 1.07 73
(6.54) 38.53 4.14 7,752 1.09 1.09 .80 90
(.25) 21.71 (10.80) 148,929 .93 .84 1.77 17
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(7.72) 31.60 3.43 260,691 .83 .83 1.33 73
(6.65) 38.45 4.42 361,883 .84 .84 1.04 90
(.27) 21.67 (10.74) 26,403 .74 .68 1.92 17
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90
— — — — — — — —
(6.49) 39.09 5.88 12,557 .64 .64 1.30 90

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 82,966
Administration fees 8,136
Distribution fees 14,455
Shareholder servicing fees 4,099
Transfer agent fees 24,521
Trustee fees 2,045
$ 136,222
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund
$ 5,874 $ 117,097 $ 104,069 $ 3 $ 1 $ 18,906 $ 66 $ —
$ 5,874 $ 117,097 $ 104,069 $ 3 $ 1 $ 18,906 $ 66 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 220,632,608 $ 2,079,411 $ (8,571,833) $ (6,492,422)

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Sustainable Equity Fund 19
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 967.60 $ 1,017.55
Expenses Paid During Period* $ 7.19 $ 7.37
* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 964.10 $ 1,013.8 2
Expenses Paid During Period* $ 10.84 $ 11.12
* Expenses are equal to the Fund's annualized expense ratio of 2.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 967.60 $ 1,017.55
Expenses Paid During Period* $ 7.19 $ 7.37
* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
20 Sustainable Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 968.90 $ 1,019.00
Expenses Paid During Period* $ 5.78 $ 5.92
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 969.60 $ 1,020.44
Expenses Paid During Period* $ 4.36 $ 4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.0%
Consumer Discretionary - 12.3%
Altice USA, Inc. Class A(Æ)(Ð) 11,479 298
Amazon.com, Inc.(Æ) 892 2,207
Amerco , Inc. 2,756 772
AutoZone, Inc.(Æ)(Ð) 1,235 1,260
Bright Horizons Family Solutions, Inc.(Æ)(Ð) 7,235 843
Cable One, Inc. 36 69
Comcast Corp. Class A 31,864 1,199
Costco Wholesale Corp. 7,012 2,125
Dollar General Corp. 22,447 3,934
Fox Corp. Class A 1,808 47
Fox Corp. Class B 1,759 45
Goodyear Tire & Rubber Co. (The) 102,144 732
Graham Holdings Co. Class B 2,054 801
Hilton Grand Vacations, Inc.(Æ) 8,307 171
Home Depot, Inc. (The) 2,280 501
Lowe's Cos., Inc. 35,945 3,765
Macy's, Inc. 31,257 183
Madison Square Garden Co. (The) Class
A(Æ)(Ð) 3,365 576
Madison Square Garden Entertainment Corp.
(Æ)(Ð) 2,865 237
McDonald's Corp. 9,027 1,693
Netflix, Inc.(Æ) 328 138
Nike, Inc. Class B 7,096 619
Omnicom Group, Inc.(Ð)(Ñ) 33,404 1,905
O'Reilly Automotive, Inc.(Æ) 1,810 699
Ross Stores, Inc. 42,564 3,889
Sirius XM Holdings, Inc.(Ñ) 39,177 232
Starbucks Corp.(Ð) 28,022 2,150
Target Corp. 608 67
TJX Cos., Inc. 1,865 91
Visteon Corp.(Æ)(Ð) 8,609 519
Walmart, Inc. 4,202 511
Yum China Holdings, Inc. 985 48
32,326
Consumer Staples - 14.1%
Archer-Daniels-Midland Co. 31,540 1,171
Coca-Cola Co. (The)(Ð) 129,470 5,941
Colgate-Palmolive Co. 47,116 3,311
ConAgra Foods, Inc. 39,843 1,332
CVS Health Corp. 61,986 3,815
Estee Lauder Cos., Inc. (The) Class A 6,414 1,131
Hershey Co. (The) 9,101 1,205
Hormel Foods Corp. 1,805 85
Ingredion, Inc. 9,633 782
JM Smucker Co. (The)(Ñ) 14,709 1,690
Kimberly-Clark Corp.(Û) 11,336 1,570
Kroger Co. (The) 128,705 4,068
Mondelez International, Inc. Class A 5,124 264
PepsiCo, Inc. 10,740 1,421
Procter & Gamble Co. (The) 20,935 2,468
Sysco Corp.(Ð) 33,672 1,895
Unilever NV 89,416 4,419
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc.(Æ) 4,336 387
36,955
Energy - 1.6%
Chevron Corp. 3,289 303
Exxon Mobil Corp. 6,971 324
Marathon Oil Corp. 25,446 156
Phillips 66(Û) 11,766 861
Valero Energy Corp.(Ð)(Û) 12,690 804
World Fuel Services Corp. 8,070 202
Xcel Energy, Inc.(Ð) 24,010 1,525
4,175
Financial Services - 23.3%
Aflac, Inc. 60,155 2,240
Allstate Corp. (The)(Û) 14,290 1,453
American Campus Communities, Inc.(ö) 26,936 950
American Homes 4 Rent Class A(Ð)(ö) 32,620 787
American Tower Corp.(ö) 8,047 1,915
Apartment Investment & Management Co.
Class A(Ð)(ö) 6,654 251
Assured Guaranty, Ltd. 30,235 899
AvalonBay Communities, Inc.(ö) 411 67
Axis Capital Holdings, Ltd. 21,678 793
Bank of America Corp. 9,086 219
Bank of New York Mellon Corp. (The)(Ð)(Û) 31,720 1,191
Berkshire Hathaway, Inc. Class B(Æ)(Ð) 18,166 3,403
BlackRock, Inc. Class A 248 125
Boston Properties, Inc.(ö) 3,220 313
Brighthouse Financial, Inc.(Æ) 29,723 764
Broadridge Financial Solutions, Inc. 880 102
Camden Property Trust(ö) 9,908 873
CBRE Group, Inc. Class A(Æ) 3,226 138
Charles Schwab Corp. (The) 29,149 1,100
Chubb, Ltd. 1,198 129
Crown Castle International Corp.(ö) 516 82
Douglas Emmett, Inc.(ö) 19,792 603
Duke Realty Corp.(ö) 1,584 55
Equity Commonwealth(ö)(Û) 24,920 846
Equity LifeStyle Properties, Inc. Class A(ö) 13,560 818
Equity Residential(ö) 801 52
Essex Property Trust, Inc.(ö) 3,304 807
Everest Re Group, Ltd.(Ð) 3,317 574
Federal Realty Investment Trust(Ð)(ö) 2,500 208
First Republic Bank 11,542 1,204
Gaming and Leisure Properties, Inc.(ö) 31,057 877
Global Payments, Inc. 7,528 1,250
Green Dot Corp. Class A(Æ) 20,156 615
Hanover Insurance Group, Inc. (The) 1,062 107
Host Hotels & Resorts, Inc.(ö) 4,676 58
Intercontinental Exchange, Inc.(Û) 17,427 1,559
Jack Henry & Associates, Inc. 952 156
JPMorgan Chase & Co. 3,700 354
Lamar Advertising Co. Class A(ö) 1,061 61
Lincoln National Corp.(Ð) 6,803 241
Markel Corp.(Æ) 2,553 2,210

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marsh & McLennan Cos., Inc. 37,698 3,670
MasterCard, Inc. Class A(Û) 12,014 3,304
Merck & Co., Inc. 83,298 6,610
Mid-America Apartment Communities, Inc.
(ö)(Û) 7,470 836
Moody's Corp. 6,189 1,509
PayPal Holdings, Inc.(Æ) 1,675 206
PNC Financial Services Group, Inc. (The) 840 90
Prologis, Inc.(ö) 1,818 162
Public Storage(ö) 1,296 240
Raymond James Financial, Inc.(Û) 5,150 339
Regency Centers Corp.(Ð)(ö) 4,211 185
Reinsurance Group of America, Inc. Class
A(Û) 9,287 972
RenaissanceRe Holdings, Ltd. 5,582 815
State Street Corp. 65,666 4,140
Travelers Cos., Inc. (The)(Ð) 11,429 1,156
US Bancorp(Ð)(Û) 88,604 3,234
Visa, Inc. Class A 13,607 2,431
Weingarten Realty Investors(ö) 33,566 611
Wells Fargo & Co. 5,065 147
61,106
Health Care - 14.4%
Abbott Laboratories 33,487 3,084
Align Technology, Inc.(Æ) 4,097 880
Allergan PLC 3,338 625
Allscripts Healthcare Solutions, Inc.(Æ) 16,843 109
AmerisourceBergen Corp. Class A 5,590 501
Amgen, Inc. 20,565 4,920
Bluebird Bio, Inc.(Æ)(Ð) 4,184 225
Bristol-Myers Squibb Co. 1,089 66
Cerner Corp.(Ð) 18,784 1,303
Cooper Cos., Inc. (The) 583 167
Corcept Therapeutics, Inc.(Æ) 13,549 172
Eli Lilly & Co.(Ð) 11,134 1,722
Humana, Inc. 3,706 1,415
ICU Medical, Inc.(Æ) 1,775 389
Incyte Corp.(Æ) 5,731 560
Johnson & Johnson 44,464 6,672
Medtronic PLC 1,621 158
Merit Medical Systems, Inc.(Æ) 1,550 63
Molina Healthcare, Inc.(Æ) 3,480 571
Pfizer, Inc. 10,973 421
Quest Diagnostics, Inc. 14,210 1,565
Sage Therapeutics, Inc.(Æ) 1,354 53
Teleflex, Inc. 4,830 1,620
Tenet Healthcare Corp.(Æ)(Ð) 10,260 207
Thermo Fisher Scientific, Inc. 6,942 2,323
United Therapeutics Corp.(Æ) 8,041 881
UnitedHealth Group, Inc. 21,705 6,349
Varian Medical Systems, Inc.(Æ)(Ð) 7,290 834
37,855
Materials and Processing - 2.0%
Alcoa Corp.(Æ)(Ð) 25,666 209
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ashland Global Holdings, Inc.(Ð) 2,556 158
Builders FirstSource , Inc.(Æ) 4,594 84
Ecolab, Inc. 6,491 1,255
Element Solutions, Inc.(Æ)(Ð) 30,901 317
Lennox International, Inc.(Ð) 3,620 676
Linde PLC(Æ) 4,075 750
Louisiana-Pacific Corp.(Ð) 2,278 46
LyondellBasell Industries NV Class A 2,988 173
PPG Industries, Inc. 10,887 989
Silgan Holdings, Inc.(Ð) 6,472 223
WR Grace & Co.(Ð) 10,190 481
5,361
Producer Durables - 9.2%
3M Co. 11,769 1,788
Accenture PLC Class A 2,488 461
AGCO Corp.(Û) 13,300 703
Automatic Data Processing, Inc. 2,394 351
CH Robinson Worldwide, Inc.(Ð) 12,069 856
Cummins, Inc. 8,330 1,362
EMCOR Group, Inc. 5,402 343
Expeditors International of Washington, Inc. 12,620 904
Flir Systems, Inc. 2,109 92
Fortive Corp. 17,214 1,102
frontdoor , Inc.(Æ) 2,440 94
Honeywell International, Inc. 23,523 3,339
Illinois Tool Works, Inc. 12,512 2,033
Insperity , Inc. 15,037 717
Landstar System, Inc. 8,270 854
Littelfuse , Inc. 407 59
ManpowerGroup , Inc. 8,548 635
Mettler -Toledo International, Inc.(Æ) 1,154 831
National Instruments Corp. 4,364 168
Old Dominion Freight Line, Inc.(Ð) 4,523 657
Paychex, Inc. 3,210 220
Rollins, Inc.(Ð) 3,723 149
Roper Technologies, Inc. 4,238 1,445
SkyWest, Inc. 9,702 300
Spirit AeroSystems , Inc. Class A 13,503 299
Stanley Black & Decker, Inc. 14,819 1,633
TransDigm Group, Inc. 2,648 961
TriNet Group, Inc.(Æ) 10,871 532
Waste Management, Inc. 594 59
WW Grainger, Inc. 4,132 1,139
24,086
Technology - 21.2%
Activision Blizzard, Inc. 2,209 141
Adobe, Inc.(Æ) 8,477 2,998
Alphabet, Inc. Class A(Æ) 891 1,200
Alphabet, Inc. Class C(Æ) 4,659 6,282
Amdocs, Ltd. 2,076 134
Amkor Technology, Inc.(Æ) 10,977 108
Amphenol Corp. Class A 4,208 371
Analog Devices, Inc. 1,631 179
Apple, Inc. 8,709 2,559

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 1,061 53
Aspen Technology, Inc.(Æ) 455 47
Avnet, Inc. 12,201 366
Box, Inc. Class A(Æ)(Ð) 33,185 536
CACI International, Inc. Class A(Æ) 248 62
Cadence Design Systems, Inc.(Æ) 1,021 83
Cars.com, Inc.(Æ) 6,668 153
CDW Corp. 401 44
Cirrus Logic, Inc.(Æ) 14,400 1,089
Cisco Systems, Inc. 14,856 630
Citrix Systems, Inc.(Û) 12,341 1,790
Cloudera, Inc.(Æ) 21,622 179
Cognizant Technology Solutions Corp. Class
A 5,075 294
CommVault Systems, Inc.(Æ) 16,208 692
Cornerstone OnDemand , Inc.(Æ) 15,283 513
Corteva , Inc. Class W 3,692 97
Dell Technologies, Inc. Class C(Æ) 15,992 683
Dolby Laboratories, Inc. Class A 2,262 136
Dropbox, Inc. Class A(Æ)(Ð) 41,375 870
Electronic Arts, Inc.(Æ) 1,290 147
F5 Networks, Inc.(Æ)(Û) 8,594 1,197
Facebook, Inc. Class A(Æ) 8,457 1,731
FireEye, Inc.(Æ)(Ð) 40,100 462
Fortinet, Inc.(Æ) 4,452 480
Genpact , Ltd. 1,241 43
HP, Inc.(Æ) 53,106 824
Intel Corp. 9,594 575
Intuit, Inc. 8,647 2,333
iRobot Corp.(Æ)(Ð) 4,293 262
Leidos Holdings, Inc. 521 51
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,730 84
Maxim Integrated Products, Inc. 3,055 168
Microchip Technology, Inc.(Ñ) 44,860 3,935
Micron Technology, Inc.(Æ) 1,216 58
Microsoft Corp.(Û) 74,826 13,407
NCR Corp.(Æ)(Ð) 13,556 278
NetScout Systems, Inc.(Æ)(Ð) 15,160 401
Nutanix , Inc. Class A(Æ) 4,846 99
Oracle Corp.(Ð) 21,419 1,135
Pure Storage, Inc. Class A(Æ)(Ð) 26,574 383
Raytheon Technologies Corp.(Æ) 663 43
Salesforce.com, Inc.(Æ) 2,529 410
SAP SE – ADR 8,096 960
Synopsys, Inc.(Æ) 950 149
TE Connectivity, Ltd. 1,887 139
Tenable Holdings, Inc.(Æ) 10,998 287
Teradata Corp.(Æ)(Û) 29,759 732
Texas Instruments, Inc. 3,713 431
Tyler Technologies, Inc.(Æ) 282 90
Varonis Systems, Inc.(Æ)(Ð) 2,950 198
VeriSign, Inc.(Æ)(Ð) 5,190 1,087
Yelp, Inc. Class A(Æ)(Ð) 25,902 579
55,447
Utilities - 2.9%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alliant Energy Corp. 692 34
American Water Works Co., Inc. 2,764 336
AT&T, Inc. 17,143 522
Avangrid , Inc. 2,585 111
CMS Energy Corp.(Ð) 16,254 928
Consolidated Edison, Inc. 8,203 646
Dominion Energy, Inc. 623 48
DTE Energy Co. 606 63
Duke Energy Corp. 547 46
Entergy Corp. 467 45
Eversource Energy(Æ) 1,235 100
Exelon Corp. 4,632 172
Hawaiian Electric Industries, Inc.(Ð) 19,376 765
Idacorp , Inc.(Ð) 8,171 750
International Business Machines Corp. 3,122 392
National Fuel Gas Co. 1,314 54
NextEra Energy, Inc. 3,300 763
Public Service Enterprise Group, Inc. 1,069 54
Sempra Energy 2,627 325
Southern Co. (The) 814 46
T-Mobile US, Inc.(Æ) 5,048 443
Verizon Communications, Inc. 15,173 873
7,516
Total Common Stocks
(cost $208,952) 264,827
Short-Term Investments - 8.3%
U.S. Cash Management Fund(@) 21,774,220 (∞) 21,774
Total Short-Term Investments
(cost $21,770) 21,774
Other Securities - 2.7%
U.S. Cash Collateral Fund(x)(@) 7,075,785 (∞)
7,076
Total Other Securities
(cost $7,076) 7,076
Total Investments - 112.0%
(identified cost $237,798) 293,677
Securities Sold Short - (9.3)%
Consumer Discretionary - (0.9)%
Carvana Co.(Æ) (850) (68)
Dorman Products, Inc.(Æ) (3,710) (234)
Fox Factory Holding Corp.(Æ) (6,910) (352)
Leggett & Platt, Inc. (8,985) (316)
Monro Muffler Brake, Inc. (7,150) (397)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (6,861) (466)
PriceSmart , Inc. (6,175) (392)
Thor Industries, Inc. (4,138) (274)
(2,499)
Consumer Staples - (0.3)%
Constellation Brands, Inc. Class A (2,594) (427)
Keurig Dr Pepper, Inc. (14,977) (396)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kraft Heinz Foods Co. (673) (20)
Simply Good Foods Co. (The)(Æ) (1,000) (19)
(862)
Financial Services - (2.9)%
AGNC Investment Corp.(Æ) (34,848) (433)
Americold Realty Trust(ö) (8,294) (254)
Annaly Capital Management, Inc.(ö) (88,673) (554)
Apollo Commercial Real Estate Finance,
Inc.(ö) (26,800) (218)
Cannae Holdings, Inc.(Æ) (10,767) (340)
CareTrust REIT, Inc.(ö) (24,703) (407)
Digital Realty Trust, Inc.(ö) (2,858) (427)
Easterly Government Properties, Inc.(ö) (16,238) (437)
eHealth, Inc.(Æ) (900) (96)
Fidelity National Information Services, Inc. (3,293) (434)
First Financial Bancorp (17,860) (275)
Fiserv, Inc.(Æ) (4,250) (438)
Global Payments, Inc. (2,656) (441)
Hamilton Lane, Inc. Class A (3,450) (224)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (5,400) (151)
Moelis & Co. Class A (4,125) (123)
Moody's Corp. (1,746) (426)
New Residential Investment Corp.(ö) (74,144) (452)
RLI Corp. (2,029) (148)
STAG Industrial, Inc.(ö) (17,698) (465)
Truist Bank (13,100) (489)
Two Harbors Investment Corp.(ö) (65,068) (296)
(7,528)
Health Care - (1.5)%
Acadia Pharmaceuticals, Inc.(Æ) (2,670) (129)
Arena Pharmaceuticals, Inc.(Æ) (7,200) (353)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,690) (58)
Bio-Rad Laboratories, Inc. Class A(Æ) (1,179) (519)
Bio- Techne Corp.(Æ) (1,822) (410)
Exact Sciences Corp.(Æ) (699) (55)
Guardant Health, Inc.(Æ) (1,365) (105)
Invitae Corp.(Æ) (6,024) (100)
Karuna Therapeutics, Inc.(Æ) (1,728) (144)
LHC Group, Inc.(Æ) (3,623) (471)
Momenta Pharmaceuticals, Inc.(Æ) (4,430) (140)
Neogen Corp.(Æ) (3,925) (246)
NeoGenomics , Inc.(Æ) (10,500) (287)
Reata Pharmaceuticals, Inc. Class A(Æ) (240) (38)
Repligen Corp.(Æ) (2,057) (239)
Tabula Rasa HealthCare, Inc.(Æ) (1,790) (113)
Teladoc Health, Inc.(Æ) (2,825) (465)
(3,872)
Materials and Processing - (0.6)%
AAON, Inc. (5,107) (243)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Copart , Inc.(Æ) (5,690) (456)
Quaker Chemical Corp. (3,178) (483)
Sherwin-Williams Co. (The) (660) (354)
(1,536)
Producer Durables - (1.3)%
Albany International Corp. Class A (3,450) (176)
Altra Industrial Motion Corp. (13,640) (381)
Badger Meter, Inc. (7,110) (420)
Barnes Group, Inc. (2,393) (92)
CoStar Group, Inc.(Æ) (586) (380)
ESCO Technologies, Inc. (4,341) (331)
Ingersoll Rand, Inc.(Æ) (14,895) (433)
Keysight Technologies, Inc.(Æ) (2,918) (282)
L3Harris Technologies, Inc. (2,133) (413)
Toro Co. (The) (5,922) (378)
Wabtec Corp. (3,610) (204)
(3,490)
Technology - (1.7)%
Alteryx , Inc. Class A(Æ) (3,510) (397)
Ansys , Inc.(Æ) (528) (138)
Appfolio , Inc. Class A(Æ) (2,436) (268)
Black Knight, Inc.(Æ) (6,362) (449)
Blackline, Inc.(Æ) (1,454) (88)
Cognex Corp. (5,497) (304)
Entegris , Inc. (2,135) (116)
Envestnet , Inc.(Æ) (4,480) (280)
KLA-Tencor Corp. (1,753) (288)
Mercury Systems, Inc.(Æ) (2,824) (252)
MongoDB, Inc.(Æ) (1,570) (255)
Motorola Solutions, Inc. (320) (46)
Onto Innovation, Inc.(Æ) (5,090) (165)
Q2 Holdings, Inc.(Æ) (3,989) (318)
Rogers Corp.(Æ) (1,477) (164)
Roku, Inc.(Æ) (650) (79)
Salesforce.com, Inc.(Æ) (2,648) (429)
Trade Desk, Inc. (The) Class A(Æ) (240) (70)
Twilio , Inc. Class A(Æ) (1,470) (165)
Ubiquiti, Inc. (1,009) (163)
(4,434)
Utilities - (0.1)%
International Business Machines Corp. (396) (50)
RingCentral, Inc. Class A(Æ) (698) (160)
(210)
Total Securities Sold Short
(proceeds $24,035) (24,431)
Other Assets and Liabilities, Net
- (2.7%)
(7,016)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
262,230

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 72 USD 10,449 06/20
629
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
629
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 32,326 $ — $ —
$ —
$ 32,326 12.3
Consumer Staples 36,955 — —
—
36,955 14. 1
Energy 4,175 — —
—
4,175 1.6
Financial Services 61,106 — —
—
61,106 23. 3
Health Care 37,855 — —
—
37,855 14.4
Materials and Processing 5,361 — —
—
5,361 2. 0
Producer Durables 24,086 — —
—
24,086 9.2
Technology 55,447 — —
—
55,447 21. 2
Utilities 7,516 — —
—
7,516 2.9
Short-Term Investments — — —
21,774
21,774 8.3
Other Securities — — —
7,076
7,076 2.7
Total Investments 264,827 — — 28,850 293,677 112. 0
Securities Sold Short** (24,43 1 ) — — — (24,43 1 ) (9. 3 )
Other Assets and Liabilities, Net (2.7)
100.0
Other Financial Instruments
Assets
Futures Contracts 629 — — — 629 0.2
Total Other Financial Instruments
*
$ 629 $ — $ — $ — $ 629
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 27
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 629
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (305)
Options written (1,682)
Total
$ (1,987)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 629
Options written (64)
Total
$ 565
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 6,615 $ — $ 6,615
Total Financial and Derivative Assets
6,615 — 6,615
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 6,615 $ — $ 6,615
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 5,004 $ — $ 5,004 $ —
Citigroup
111 — 111 —
Morgan Stanley
1,500 — 1,500 —
Total
$ 6,615 $ — $ 6,615 $ —

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 24,431 $ — $ 24,431
Total Financial and Derivative Liabilities
24,431 — 24,431
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 24,431 $ — $ 24,431
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 24,431 $ — $ 24,431 $ —
Total
$ 24,431 $ — $ 24,431 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
5
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 237,798
Investments, at fair value(*)(>) ......................................................................................................................................................
293,677
Receivables:
Dividends and interest ....................................................................................................................................................... 137
Dividends from affiliated funds .......................................................................................................................................... 7
Investments sold ................................................................................................................................................................ 1,052
Fund shares sold ................................................................................................................................................................ 95
From broker(a) ................................................................................................................................................................... 163
Variation margin on futures contracts ................................................................................................................................. 630
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
295,764
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 943
Fund shares redeemed ....................................................................................................................................................... 789
Accrued fees to affiliates .................................................................................................................................................... 169
Other accrued expenses ..................................................................................................................................................... 126
Securities sold short, at fair value(‡) .............................................................................................................................................. 24,431
Payable upon return of securities loaned ....................................................................................................................................... 7,076
Total liabilities .............................................................................................................................................
33,534
Net Assets ............................................................................................................................................................
$ 262,230

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 94,50 6
Shares of beneficial interest ...........................................................................................................................................................
55
Additional paid-in capital ..............................................................................................................................................................
167,6 69
Net Assets ............................................................................................................................................................
$ 262,23 0
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 47.35
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 50.24
Class A — Net assets ............................................................................................................................................................. $ 18,890,595
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 398,944
Net asset value per share: Class C(#) ............................................................................................................................................. $ 46.59
Class C — Net assets ............................................................................................................................................................. $ 27,162,912
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 583,043
Net asset value per share: Class E(#) ............................................................................................................................................. $ 47.50
Class E — Net assets ............................................................................................................................................................. $ 1,645,373
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 34,639
Net asset value per share: Class S(#) .............................................................................................................................................. $ 47.43
Class S — Net assets ............................................................................................................................................................. $ 203,578,363
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,292,120
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 47.99
Class Y — Net assets ............................................................................................................................................................. $ 10,953,144
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 228,235
Amounts in thousands
(*)     Securities on loan included in investments $ 6,615
(‡)     Proceeds on securities sold short $ 24,035
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 28,850
(a)     Receivable from Broker for Futures $ 163
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 2,706
Dividends from affiliated funds ......................................................................................................................................... 140
Interest .............................................................................................................................................................................. 40
Securities lending income (net) ......................................................................................................................................... 11
Total investment income ...............................................................................................................................................................
2,897
Expenses
Advisory fees .................................................................................................................................................................... 817
Administrative fees ........................................................................................................................................................... 72
Custodian fees ................................................................................................................................................................... 62
Distribution fees - Class A ................................................................................................................................................ 26
Distribution fees - Class C ................................................................................................................................................ 111
Transfer agent fees - Class A ............................................................................................................................................ 21
Transfer agent fees - Class C ............................................................................................................................................. 29
Transfer agent fees - Class E ............................................................................................................................................. 2
Transfer agent fees - Class S ............................................................................................................................................. 225
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 4 8
Registration fees ............................................................................................................................................................... 38
Shareholder servicing fees - Class C ................................................................................................................................. 37
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ...................................................................................................................................................................... 16
Dividends from securities sold short ................................................................................................................................. 376
Interest expense paid on securities sold short ................................................................................................................... 100
Miscellaneous ................................................................................................................................................................... 13
Expenses before reductions .............................................................................................................................................. 2,004
Expense reductions ........................................................................................................................................................... (96)
Net expenses .................................................................................................................................................................................
1,908
Net investment income (loss) ........................................................................................................................................................
989
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 40,52 6
Investments in affiliated funds .......................................................................................................................................... —
**
Futures contracts .............................................................................................................................................................. (305)
Options written ................................................................................................................................................................. (1,682)
Securities sold short .......................................................................................................................................................... 2,192
Net realized gain (loss) ..................................................................................................................................................................
40,73 1
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (50,22 2 )
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 629
Options written ................................................................................................................................................................. (64)
Securities sold short .......................................................................................................................................................... 84 3
Net change in unrealized appreciation (depreciation) ................................................................................................................... (48,81 6 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (8,085)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (7,096)
**      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 989 $ 4,188
Net realized gain (loss) ...................................................................................................................... 40,731 33,142
Net change in unrealized appreciation (depreciation) ....................................................................... (48,816) 25,039
Net increase (decrease) in net assets from operations ............................................................................. (7,096) 62,369
Distributions
To shareholders
Class A .......................................................................................................................................... (2,439) (1,909)
Class C .......................................................................................................................................... (3,446) (2,695)
Class E .......................................................................................................................................... (213) (186)
Class S ........................................................................................................................................... (27,232) (22,861)
Class Y .......................................................................................................................................... (1,322) (12,967)
Net decrease in net assets from distributions .......................................................................................... (34,652) (40,618)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (136,927) (70,396)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(178,675) (48,645)
Net Assets
Beginning of period .................................................................................................................................
440,905 489,550
End of period ..........................................................................................................................................
$ 262,230 $ 440,905

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
**      Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 31 $ 1,551 25 $ 1,300
Proceeds from reinvestment of distributions 47 2,412 41 1,858
Payments for shares redeemed (74) (3,596) (120) (6,074)
Net increase (decrease)
4 367 (54) (2,916)
Class C
Proceeds from shares sold 13 615 20 1,004
Proceeds from reinvestment of distributions 67 3,380 59 2,668
Payments for shares redeemed (82) (4,049) (155) (7,779)
Net increase (decrease)
(2) (54) (76) (4,107)
Class E
Proceeds from shares sold 3 121 5 292
Proceeds from reinvestment of distributions 4 212 4 182
Payments for shares redeemed (7) (320) (17) (907)
Net increase (decrease)
( — )** 13 (8) (433)
Class S
Proceeds from shares sold 112 5,359 194 9,546
Proceeds from reinvestment of distributions 504 25,764 474 21,744
Payments for shares redeemed (730) (35,785) (1,489) (74,957)
Net increase (decrease)
(114) (4,662) (821) (43,667)
Class Y
Proceeds from shares sold 7 285 71 3,559
Proceeds from reinvestment of distributions 26 1,322 283 12,966
Payments for shares redeemed (2,407) (134,198) (692) (35,798)
Net increase (decrease)
(2,374) (132,591) (338) (19,273)
Total increase (decrease)
(2,486) $ (136,927) (1,297) $ (70,396)

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 54.96 .13 (1.49) (1.36) (.16) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
October 31, 2016 47.76 .45 1.55 2.00 (.54) —
October 31, 2015 46.04 .50 1.72 2.22 (.50) —
Class C
April 30, 2020* 54.23 (.06) (1.45) (1.51) (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
October 31, 2016 47.52 .10 1.53 1.63 (.17) —
October 31, 2015 45.80 .15 1.72 1.87 (.15) —
Class E
April 30, 2020* 55.12 .13 (1.49) (1.36) (.17) (6.09)
October 31, 2019 52.66 .34 6.49 6.83 (.33) (4.04)
October 31, 2018 54.05 .29 3.47 3.76 (.33) (4.82)
October 31, 2017 49.29 .35 8.21 8.56 (.27) (3.53)
October 31, 2016 47.82 .46 1.54 2.00 (.53) —
October 31, 2015 46.08 .52 1.71 2.23 (.49) —
Class S
April 30, 2020* 55.06 .20 (1.50) (1.30) (.24) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
October 31, 2016 47.82 .59 1.53 2.12 (.65) —
October 31, 2015 46.09 .63 1.72 2.35 (.62) —
Class Y
April 30, 2020* 54.95 .13 (.72) (.59) (.28) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)
October 31, 2016 47.75 .70 1.52 2.22 (.75) —
October 31, 2015 46.03 .71 1.73 2.44 (.72) —

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k )
(6.25) 47.35 (3.24) 18,891 1.50 1.47 .52 40
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(.54) 49.22 4.21 28,450 1.26 1.26 .93 94
(.50) 47.76 4.86 21,590 1.09 1.09 1.07 93
(6.13) 46.59 (3.59) 27,163 2.25 2.22 (.23) 40
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(.17) 48.98 3.43 43,815 2.01 2.01 .20 94
(.15) 47.52 4.09 46,206 1.84 1.84 .32 93
(6.26) 47.50 (3.24) 1,645 1.50 1.47 .52 40
(4.37) 55.12 14.67 1,915 1.43 1.43 .67 71
(5.15) 52.66 7.15 2,257 1.44 1.44 .54 67
(3.80) 54.05 18.26 3,312 1.37 1.37 .68 99
(.53) 49.29 4.20 5,781 1.26 1.26 .95 94
(.49) 47.82 4.87 6,262 1.09 1.09 1.10 93
(6.33) 47.43 (3.11) 203,578 1.25 1.18 .81 40
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(.65) 49.29 4.46 181,534 1.01 1.01 1.21 94
(.62) 47.82 5.14 200,122 .84 .84 1.34 93
(6.37) 47.99 (3.04) 10,953 .91 .89 .50 40
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99
(.75) 49.22 4.67 215,913 .81 .81 1.46 94
(.72) 47.75 5.34 527,015 .64 .64 1.51 93

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 97,113
Administration fees 10,075
Distribution fees 19,923
Shareholder servicing fees 5,747
Transfer agent fees 33,066
Trustee fees 2,906
$ 168,830
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,475 $ 39,217 $ 40,616 $ — $ — $ 7,076 $ 71 $ —
U.S. Cash Management Fund 25,905 235,965 240,094 — (2) 21,774 140 —
$ 34,380 $ 275,182 $ 280,710 $ — $ (2) $ 28,850 $ 211 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 152,256,140 $ 9,051,252 $ (6,908,357) $ 2,142,895

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
U.S. Dynamic Equity Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 933.50 $ 1,017.11
Expenses Paid During Period* $ 7.50 $ 7.82
* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 930.10 $ 1,013.38
Expenses Paid During Period* $ 11.09 $ 11.56
* Expenses are equal to the Fund's annualized expense ratio of 2.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 934.00 $ 1,017.11
Expenses Paid During Period* $ 7.50 $ 7.82
* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
40 U.S. Dynamic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 934.10 $ 1,018.55
Expenses Paid During Period* $ 6.11 $ 6.37
* Expenses are equal to the Fund's annualized expense ratio of 1.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 935.00 $ 1,019.10
Expenses Paid During Period* $ 5.58 $ 5.82
* Expenses are equal to the Fund's annualized expense ratio of 1.16%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.0%
Consumer Discretionary - 16.8%
Altice USA, Inc. Class A(Æ)(Ð) 7,292 189
Amazon.com, Inc.(Æ) 2,581 6,386
Amerco, Inc. 593 166
Best Buy Co., Inc.(Ð) 507 39
Burlington Stores, Inc.(Æ) 873 159
Cable One, Inc. 316 605
Carnival Corp.(Ñ) 12,357 196
Charter Communications, Inc. Class A(Æ)(Ñ) 4,943 2,449
Chewy, Inc. Class A(Æ)(Ð) 758 33
Chipotle Mexican Grill, Inc. Class A(Æ) 286 251
Comcast Corp. Class A 5,713 215
Coty, Inc. Class A 1,237 7
Dollar Tree, Inc.(Æ) 425 34
Domino's Pizza, Inc.(Ð) 3,716 1,345
DR Horton, Inc. 1,628 77
eBay, Inc. 1,376 55
Expedia Group, Inc. 5,142 365
Five Below, Inc.(Æ) 622 56
Floor & Decor Holdings, Inc. Class A(Æ) 928 39
Ford Motor Co.(Ð) 230,367 1,172
Fox Corp. Class A 2,214 57
General Motors Co.(Ð)(Û) 26,874 599
Gildan Activewear, Inc. Class A(Ñ) 22,724 317
Goodyear Tire & Rubber Co. (The)(Û) 20,026 144
Graham Holdings Co. Class B 360 140
Hilton Worldwide Holdings, Inc. 2,658 201
International Game Technology PLC 18,364 138
Interpublic Group of Cos., Inc. (The) 23,969 407
Kohl's Corp. 2,822 52
Las Vegas Sands Corp. 2,037 98
Lear Corp. 7,586 741
Lennar Corp. Class A 3,680 184
Liberty Media Corp. Class A(Æ)(Ð) 7,773 258
LKQ Corp.(Æ) 5,805 152
Lowe's Cos., Inc. 1,748 183
Lululemon Athletica, Inc.(Æ) 1,128 252
Macy's, Inc. 10,074 59
Madison Square Garden Co. (The) Class A(Æ) 1,543 264
Madison Square Garden Entertainment Corp.
(Æ) 1,543 128
Marriott International, Inc. Class A 1,251 114
MGM Resorts International 2,333 39
Mohawk Industries, Inc.(Æ) 4,890 429
Netflix, Inc.(Æ) 4,327 1,818
Newell Rubbermaid, Inc.(Ñ) 31,074 431
Nike, Inc. Class B 14,117 1,231
Omnicom Group, Inc.(Ð) 1,058 60
Penn National Gaming, Inc.(Æ)(Ð) 2,568 46
Pool Corp. 204 43
PulteGroup, Inc. 5,050 143
PVH Corp. 9,818 483
Ross Stores, Inc. 1,076 98
Royal Caribbean Cruises, Ltd.(Ñ) 1,473 69
Sirius XM Holdings, Inc.(Ñ) 4,744 28
Starbucks Corp.(Ð) 9,820 753
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Target Corp. 2,862 314
Tempur Sealy International, Inc.(Æ) 715 38
Tesla, Inc.(Æ) 182 142
Thor Industries, Inc. 706 47
Toll Brothers, Inc. 2,416 58
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 563 123
Visteon Corp.(Æ) 2,457 148
Wingstop, Inc.(Ð) 1,166 137
25,004
Consumer Staples - 1.9%
Altria Group, Inc. 1,769 69
Archer-Daniels-Midland Co. 10,450 388
Bunge, Ltd. Finance Corp. 8,101 321
Coca-Cola Bottling Co. Consolidated, Inc. 255 60
Constellation Brands, Inc. Class A 297 49
Core-Mark Holding Co., Inc. 925 27
CVS Health Corp. 2,315 142
Herbalife Nutrition, Ltd.(Æ)(Ð) 3,271 122
Hershey Co. (The) 2,128 282
Kimberly-Clark Corp.(Ð) 4,790 663
Kraft Heinz Foods Co. 447 14
Kroger Co. (The) 1,249 39
Molson Coors Beverage Co. Class B 361 15
Mondelez International, Inc. Class A 552 28
Monster Beverage Corp.(Æ) 1,496 92
Performance Food Group Co.(Æ) 1,470 43
Philip Morris International, Inc. 1,964 147
Tyson Foods, Inc. Class A 942 59
US Foods Holding Corp.(Æ) 2,913 63
USANA Health Sciences, Inc.(Æ) 1,331 119
Walgreens Boots Alliance, Inc. 2,170 94
2,836
Energy - 3.3%
Apache Corp. 1,311 17
Cenovus Energy, Inc.(Ñ) 66,902 244
Chevron Corp. 2,209 203
Cimarex Energy Co. 328 8
Concho Resources, Inc. 938 53
ConocoPhillips 1,829 77
Continental Resources, Inc.(Ð) 3,560 58
Devon Energy Corp. 999 12
EOG Resources, Inc. 646 31
Exxon Mobil Corp. 7,327 340
First Solar, Inc.(Æ)(Ð) 1,469 65
Halliburton Co. 59,340 623
Hess Corp. 2,318 113
HollyFrontier Corp. 643 21
Marathon Oil Corp.(Ð) 19,794 121
Marathon Petroleum Corp. 4,987 160
Murphy Oil Corp.(Ð) 5,619 67
National Oilwell Varco, Inc. 30,635 387
Occidental Petroleum Corp. 2,229 37
PBF Energy, Inc. Class A(Ð) 6,805 78
Phillips 66 9,310 681

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pioneer Natural Resources Co.(Ð) 3,446 308
Royal Dutch Shell PLC Class A - ADR 8,902 295
Schlumberger, Ltd. 2,422 41
Targa Resources Corp.(Ð) 6,994 91
Valero Energy Corp.(Ð) 9,875 625
World Fuel Services Corp. 4,985 125
Xcel Energy, Inc. 1,398 89
4,970
Financial Services - 22.0%
Affiliated Managers Group, Inc. 410 29
Allstate Corp. (The) 5,280 537
Ally Financial, Inc. 9,046 148
American Campus Communities, Inc.(ö) 6,166 218
American Equity Investment Life Holding
Co. 1,018 21
American Express Co. 571 52
American International Group, Inc. 35,610 906
Ameriprise Financial, Inc. 772 89
Assurant, Inc. 760 81
Assured Guaranty, Ltd. 5,718 170
Athene Holding, Ltd. Class A(Æ) 1,829 49
Axis Capital Holdings, Ltd. 14,583 533
Axos Financial, Inc.(Æ)(Ð) 1,761 41
Bank of America Corp. 37,205 895
Bank of New York Mellon Corp. (The)(Ð)(Û) 18,332 688
BlackRock, Inc. Class A 81 41
Boston Properties, Inc.(ö) 673 65
Brighthouse Financial, Inc.(Æ) 9,541 245
Capital One Financial Corp. 13,730 889
CBOE Global Markets, Inc. 347 34
CBRE Group, Inc. Class A(Æ) 11,127 477
Charles Schwab Corp. (The)(Û) 28,796 1,086
Citigroup, Inc. 19,385 941
CME Group, Inc. Class A 10,489 1,869
Colony Capital, Inc.(ö) 5,335 12
Crown Castle International Corp.(ö) 617 98
Cullen/Frost Bankers, Inc. 2,516 181
Digital Realty Trust, Inc.(ö) 556 83
Equinix, Inc.(Æ)(ö) 332 224
Equitable Holdings, Inc. 33,421 612
Equity Commonwealth(ö) 4,920 167
Equity LifeStyle Properties, Inc. Class A(ö) 4,419 267
Equity Residential(ö) 1,271 83
Essex Property Trust, Inc.(ö) 281 69
First Republic Bank 1,531 160
Fiserv, Inc.(Æ) 1,771 183
Four Corners Property Trust, Inc.(ö) 4,972 111
Gaming and Leisure Properties, Inc.(ö) 9,980 282
Global Payments, Inc. 1,215 202
Goldman Sachs Group, Inc. (The) 3,870 710
Green Dot Corp. Class A(Æ)(Ð) 4,579 140
Healthpeak Properties, Inc.(ö) 3,728 97
Hilltop Holdings, Inc. 5,011 97
Iberiabank Corp. 1,941 80
Invitation Homes, Inc.(ö) 12,571 297
Janus Henderson Group PLC 2,100 38
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JBG Smith Properties(ö) 783 27
JPMorgan Chase & Co. 11,442 1,096
Kemper Corp. 839 56
KKR & Co., Inc. Class A 61,207 1,543
Lincoln National Corp. 2,665 95
LPL Financial Holdings, Inc. 1,601 96
Macerich Co. (The)(Ð)(ö) 17,352 130
MasterCard, Inc. Class A(Û) 9,090 2,500
Mercury General Corp.(Ð) 2,245 92
MetLife, Inc. 34,016 1,227
Morgan Stanley 18,223 719
National Health Investors, Inc.(ö) 3,154 174
PayPal Holdings, Inc.(Æ) 17,235 2,120
PNC Financial Services Group, Inc. (The) 288 31
Popular, Inc. 6,485 250
Primerica, Inc. 654 68
Raymond James Financial, Inc.(Ð)(Û) 3,557 234
Reinsurance Group of America, Inc. Class A 3,358 352
RenaissanceRe Holdings, Ltd. 1,836 268
Retail Properties of America, Inc. Class A(ö) 21,428 133
Ryman Hospitality Properties, Inc.(ö) 2,974 105
SITE Centers Corp.(ö) 12,019 73
SLM Corp. 14,643 122
Spirit Realty Capital, Inc. (Ð)(ö) 5,738 177
State Street Corp.(Û) 8,609 543
Sunstone Hotel Investors, Inc.(ö) 20,291 186
Synchrony Financial(Û) 15,713 311
Texas Capital Bancshares, Inc.(Æ)(Ð) 2,428 67
Travelers Cos., Inc. (The)(Ð) 4,975 504
Truist Bank 3,524 132
UBS Group AG(Ñ) 40,252 433
Unum Group 6,697 117
Ventas, Inc.(ö) 640 21
Visa, Inc. Class A 13,872 2,479
Vornado Realty Trust(ö) 1,527 67
Voya Financial, Inc. 18,434 833
Weingarten Realty Investors(ö) 8,784 160
Wells Fargo & Co. 23,708 689
Welltower, Inc.(ö) 1,023 52
Weyerhaeuser Co.(ö) 8,533 187
32,766
Health Care - 14.2%
Abbott Laboratories 1,498 138
AbbVie, Inc.(Ð)(Û) 6,748 555
Abiomed, Inc.(Æ)(Ð) 801 153
Acadia Healthcare Co., Inc.(Æ) 1,485 36
Alexion Pharmaceuticals, Inc.(Æ) 2,208 237
Align Technology, Inc.(Æ) 2,025 435
Alkermes PLC(Æ) 11,609 159
Allergan PLC 526 99
Allscripts Healthcare Solutions, Inc.(Æ) 3,000 20
Alnylam Pharmaceuticals, Inc.(Æ) 272 36
AmerisourceBergen Corp. Class A(Ð) 5,497 493
Amgen, Inc. 3,246 777
Anthem, Inc.(Æ) 4,070 1,143
Becton Dickinson and Co. 235 59

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Biogen, Inc.(Æ) 412 122
Bio-Techne Corp.(Æ) 506 114
Bluebird Bio, Inc.(Æ) 1,201 65
Boston Scientific Corp.(Æ) 1,717 64
Bristol-Myers Squibb Co. 3,828 233
Bruker Corp. 1,159 46
Cardinal Health, Inc. 10,155 502
Centene Corp.(Æ) 2,661 177
Cerner Corp. 626 43
Change Healthcare, Inc.(Æ)(Ð) 11,398 133
Charles River Laboratories International,
Inc.(Æ) 643 93
Cigna Corp. 1,894 371
Cooper Cos., Inc. (The) 108 31
Corcept Therapeutics, Inc.(Æ) 2,150 27
Edwards Lifesciences Corp.(Æ) 495 108
Eli Lilly & Co.(Ð)(Û) 5,062 783
Gilead Sciences, Inc.(Ð)(Û) 11,343 952
HCA Healthcare, Inc. 1,286 141
Humana, Inc. 2,633 1,006
ICU Medical, Inc.(Æ) 837 183
Illumina, Inc.(Æ) 5,238 1,671
Incyte Corp.(Æ)(Û) 6,434 628
Intuitive Surgical, Inc.(Æ) 2,028 1,036
Ionis Pharmaceuticals, Inc.(Æ)(Û) 1,470 82
IQVIA Holdings, Inc.(Æ) 15,924 2,270
Jazz Pharmaceuticals PLC(Æ) 693 76
Laboratory Corp. of America Holdings(Æ) 576 95
McKesson Corp. 8,135 1,149
MEDNAX, Inc.(Æ) 7,947 115
Merit Medical Systems, Inc.(Æ) 800 33
Molina Healthcare, Inc.(Æ) 2,528 415
Mylan NV(Æ)(Û) 48,581 814
Pacira BioSciences, Inc.(Æ) 1,370 57
Perrigo Co. PLC 727 39
Premier, Inc. Class A(Æ) 1,041 35
Regeneron Pharmaceuticals, Inc.(Æ) 331 174
ResMed, Inc. 332 52
Sage Therapeutics, Inc.(Æ) 857 33
United Therapeutics Corp.(Æ) 3,127 343
UnitedHealth Group, Inc. 6,457 1,887
Universal Health Services, Inc. Class B 923 98
Veeva Systems, Inc. Class A(Æ) 728 139
Vertex Pharmaceuticals, Inc.(Æ) 865 217
West Pharmaceutical Services, Inc. 482 91
21,083
Materials and Processing - 3.5%
Albemarle Corp. 422 26
Alcoa Corp.(Æ)(Ð) 9,155 75
Ashland Global Holdings, Inc.(Ð) 5,224 322
Atkore International Group, Inc.(Æ) 2,062 50
Ball Corp. 29,054 1,906
Berry Plastics Group, Inc.(Æ) 1,082 43
Builders FirstSource, Inc.(Æ) 1,392 26
Cabot Corp.(Ð) 3,256 111
Celanese Corp. Class A 2,600 216
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chemours Co. (The)(Ð) 4,851 57
Copart, Inc.(Æ) 1,149 92
Crown Holdings, Inc.(Æ) 596 38
Domtar Corp. 1,030 24
Dow, Inc. 19,727 724
DowDuPont, Inc. 2,619 123
Eastman Chemical Co.(Ð) 1,670 101
Element Solutions, Inc.(Æ)(Ð) 10,249 105
Graphic Packaging Holding Co. 3,859 52
Louisiana-Pacific Corp.(Ð) 8,138 163
LyondellBasell Industries NV Class A 438 25
Masco Corp. 2,469 101
Mosaic Co. (The) 2,090 24
Newmont Corp. 1,833 109
Nucor Corp. 1,269 52
O-I Glass, Inc. Class I(Ð) 19,078 157
PPG Industries, Inc. 794 72
Resideo Technologies, Inc.(Æ)(Ð) 11,088 57
Westrock Co. 2,242 72
WR Grace & Co.(Ð) 4,687 221
5,144
Producer Durables - 6.5%
AGCO Corp.(Ð)(Û) 6,345 335
Allison Transmission Holdings, Inc. Class
A(Û) 6,233 227
American Airlines Group, Inc.(Ñ) 931 11
Avalara, Inc.(Æ) 625 56
Boeing Co. (The) 994 140
Booz Allen Hamilton Holding Corp. Class A 450 33
Caterpillar, Inc. 993 116
CoStar Group, Inc.(Æ) 307 199
CSX Corp. 2,215 147
Deere & Co. 906 131
Delta Air Lines, Inc. 2,515 65
Eaton Corp. PLC 1,056 88
EMCOR Group, Inc.(Û) 2,441 155
ExlService Holdings, Inc.(Æ) 1,793 111
Expeditors International of Washington, Inc. 5,413 388
FedEx Corp. 486 62
frontdoor, Inc.(Æ) 3,906 151
General Dynamics Corp. 216 28
General Electric Co. 159,599 1,085
HD Supply Holdings, Inc.(Æ) 3,788 112
Howmet Aerospace, Inc. 8,265 108
Insperity, Inc. 3,561 170
JB Hunt Transport Services, Inc. 1,021 103
Johnson Controls International PLC(Æ) 7,573 220
Keysight Technologies, Inc.(Æ) 724 70
L3Harris Technologies, Inc. 1,048 203
Landstar System, Inc. 3,205 331
ManpowerGroup, Inc. 4,193 311
MSC Industrial Direct Co., Inc. Class A 398 24
Norfolk Southern Corp. 663 113
Northrop Grumman Corp. 175 58
PACCAR, Inc. 581 40
Quanta Services, Inc.(Û) 6,500 237

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc.(Ð) 2,671 95
SkyWest, Inc. 1,676 52
Spirit AeroSystems, Inc. Class A 3,573 79
Stanley Black & Decker, Inc. 6,997 771
Textron, Inc.(Û) 7,230 191
TriNet Group, Inc.(Æ) 2,107 103
Union Pacific Corp. 1,390 222
United Parcel Service, Inc. Class B 1,117 106
United Rentals, Inc.(Æ) 819 105
Wabtec Corp. 14,990 846
Waste Management, Inc. 11,850 1,185
WESCO International, Inc.(Æ) 4,976 129
XPO Logistics, Inc.(Æ)(Ñ) 1,222 82
Zebra Technologies Corp. Class A(Æ) 433 99
9,693
Technology - 29.9%
Adobe, Inc.(Æ) 2,837 1,003
Akamai Technologies, Inc.(Æ) 1,565 153
Alphabet, Inc. Class A(Æ) 1,513 2,039
Alphabet, Inc. Class C(Æ) 1,290 1,741
Amkor Technology, Inc.(Æ) 1,520 15
Anaplan, Inc.(Æ) 1,134 46
Ansys, Inc.(Æ) 133 35
Apple, Inc. 13,680 4,020
Applied Materials, Inc. 5,381 267
Arista Networks, Inc.(Æ)(Ð) 3,565 781
Arrow Electronics, Inc.(Æ) 4,862 306
Autodesk, Inc.(Æ) 7,803 1,461
Avnet, Inc. 8,002 241
Booking Holdings, Inc.(Æ) 102 151
Box, Inc. Class A(Æ)(Û) 10,238 165
Broadcom, Inc. 409 111
CACI International, Inc. Class A(Æ) 270 68
Cadence Design Systems, Inc.(Æ) 1,752 142
CDW Corp. 717 79
Ceridian HCM Holding, Inc.(Æ)(Ð)(Û) 2,532 149
Ciena Corp.(Æ) 2,043 94
Cirrus Logic, Inc.(Æ) 5,833 441
Citrix Systems, Inc.(Û) 3,617 525
Cloudera, Inc.(Æ) 5,116 42
Cognizant Technology Solutions Corp. Class
A 13,241 768
Coherent, Inc.(Æ) 319 41
CommScope Holding Co., Inc.(Æ) 7,127 78
CommVault Systems, Inc.(Æ) 6,429 274
Cornerstone OnDemand, Inc.(Æ) 4,920 165
Corning, Inc. 1,152 25
Corteva, Inc. Class W 15,696 411
Coupa Software, Inc.(Æ) 6,055 1,066
Covetrus, Inc.(Æ)(Ð) 3,328 40
CSG Systems International, Inc. 2,350 114
Dell Technologies, Inc. Class C(Æ) 9,042 386
DocuSign, Inc.(Æ) 439 46
Dropbox, Inc. Class A(Æ)(Ð)(Û) 20,631 433
DXC Technology Co. 392 7
Electronic Arts, Inc.(Æ)(Ð) 6,868 784
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Entegris, Inc. 1,796 97
EPAM Systems, Inc.(Æ) 542 120
Etsy, Inc.(Æ) 584 38
F5 Networks, Inc.(Æ) 2,646 368
Facebook, Inc. Class A(Æ) 4,776 978
FireEye, Inc.(Æ)(Ð)(Û) 19,566 225
Fortinet, Inc.(Æ)(Û) 6,958 749
GoDaddy, Inc. Class A(Æ) 3,645 253
Hewlett Packard Enterprise Co. Class H 93,536 941
HP, Inc.(Æ) 43,388 673
Intel Corp. 4,758 285
Intuit, Inc. 629 170
iRobot Corp.(Æ)(Ð) 1,358 83
Juniper Networks, Inc. 17,330 374
KLA-Tencor Corp. 924 152
Kulicke & Soffa Industries, Inc. 2,157 52
Lam Research Corp. 712 182
Leidos Holdings, Inc. 1,784 176
LogMeIn, Inc. 641 55
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,279 39
Marvell Technology Group, Ltd. 3,585 96
Medallia, Inc.(Æ) 1,669 36
Microsoft Corp.(Û) 43,942 7,876
MKS Instruments, Inc. 718 72
Monolithic Power Systems, Inc. 565 113
NCR Corp.(Æ)(Ð) 5,826 120
NetApp, Inc.(Ð) 7,694 336
NetScout Systems, Inc.(Æ) 7,081 188
New Relic, Inc.(Æ)(Û) 1,733 93
NortonLifeLock, Inc.(Æ)(Û) 15,900 338
Nutanix, Inc. Class A(Æ)(Û) 4,113 84
NVIDIA Corp. 981 287
Okta, Inc.(Æ) 630 95
ON Semiconductor Corp.(Æ) 3,810 61
Palo Alto Networks, Inc.(Æ)(Ð)(Û) 1,009 199
Paycom Software, Inc.(Æ) 427 111
Progress Software Corp. 3,817 156
Proofpoint, Inc.(Æ) 582 71
Pure Storage, Inc. Class A(Æ)(Ð) 7,372 106
Qorvo, Inc.(Æ) 2,972 291
QUALCOMM, Inc. 1,378 108
Rambus, Inc.(Æ) 5,516 69
Rapid7, Inc.(Æ) 1,138 52
RealPage, Inc.(Æ) 1,058 68
Salesforce.com, Inc.(Æ) 2,787 451
ServiceNow, Inc.(Æ) 6,115 2,151
Synaptics, Inc.(Æ)(Ð) 4,454 291
SYNNEX Corp. 551 48
Synopsys, Inc.(Æ) 1,032 162
Take-Two Interactive Software, Inc.(Æ) 8,324 1,007
Tenable Holdings, Inc.(Æ) 3,349 87
Teradata Corp.(Æ) 9,943 244
Teradyne, Inc. 1,512 95
Trade Desk, Inc. (The) Class A(Æ) 267 78
Twilio, Inc. Class A(Æ)(Ñ) 9,371 1,050
Tyler Technologies, Inc.(Æ) 106 34

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Uber Technologies, Inc.(Æ) 42,828 1,297
Varonis Systems, Inc.(Æ)(Ð) 1,863 125
Verint Systems, Inc.(Æ) 2,619 112
VeriSign, Inc.(Æ)(Û) 2,704 566
Western Digital Corp.(Ð) 8,673 400
Workday, Inc. Class A(Æ) 850 131
Workiva, Inc.(Æ) 1,090 42
Yelp, Inc. Class A(Æ) 6,736 151
Zendesk, Inc.(Æ) 477 37
Zscaler, Inc.(Æ) 916 61
Zynga, Inc. Class A(Æ) 4,604 35
44,404
Utilities - 2.9%
Ameren Corp. 883 64
American Electric Power Co., Inc. 1,859 155
AT&T, Inc. 9,511 290
Baker Hughes, a GE Co. LLC 46,456 649
Centennial Resource Development, Inc. Class
A(Æ) 34,677 41
CenturyLink, Inc. 4,996 53
CMS Energy Corp. 902 51
Cogent Communications Holdings, Inc.(Ð) 3,140 263
Consolidated Edison, Inc. 2,128 168
Dominion Energy, Inc. 1,228 95
Duke Energy Corp. 1,184 100
Edison International 4,836 284
International Business Machines Corp. 1,033 130
Kosmos Energy, Ltd.(Æ) 41,417 68
NextEra Energy, Inc. 1,070 247
NRG Energy, Inc.(Ð) 9,578 321
PG&E Corp.(Æ) 1,080 11
Pinnacle West Capital Corp. 2,332 180
Portland General Electric Co. 3,727 174
Public Service Enterprise Group, Inc. 1,216 62
RingCentral, Inc. Class A(Æ) 267 61
Southern Co. (The) 2,748 156
T-Mobile US, Inc.(Æ) 1,473 129
Verizon Communications, Inc. 3,584 206
Vistra Energy Corp. 7,623 149
WEC Energy Group, Inc.(Æ)(Ð) 1,768 160
4,267
Total Common Stocks
(cost $144,775) 150,167
Warrants & Rights - 0.0%
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co. (Æ) 1,154
5
2020 Rights
Total Warrants & Rights
(cost $2) 5
Short-Term Investments - 6.8%
U.S. Cash Management Fund(@) 10,139,896 (∞) 10,140
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $10,139) 10,140
Other Securities - 3.2%
U.S. Cash Collateral Fund (x)(@) 4,795,079 (∞)
4,795
Total Other Securities
(cost $4,795) 4,795
Total Investments - 111.0%
(identified cost $159,711) 165,107
Securities Sold Short - (7.6)%
Consumer Discretionary - (1.2)%
Carvana Co.(Æ) (444) (36)
Fox Factory Holding Corp.(Æ) (2,971) (152)
Gentex Corp. (7,538) (183)
Harley-Davidson, Inc. (9,331) (204)
Leggett & Platt, Inc. (4,026) (141)
Monro Muffler Brake, Inc. (2,416) (134)
Newell Rubbermaid, Inc. (5,798) (80)
Thor Industries, Inc. (4,476) (296)
ViacomCBS, Inc. Class B (12,831) (221)
Walt Disney Co. (The) (1,770) (191)
YETI Holdings, Inc.(Æ) (2,637) (73)
(1,711)
Consumer Staples - (0.3)%
ConAgra Foods, Inc. (6,733) (225)
Keurig Dr Pepper, Inc. (7,215) (191)
National Vision Holdings, Inc.(Æ) (428) (11)
(427)
Energy - (0.1)%
Antero Resources Corp.(Æ) (19,044) (57)
Range Resources Corp. (15,574) (91)
(148)
Financial Services - (1.6)%
AGNC Investment Corp.(Æ) (13,505) (168)
Annaly Capital Management, Inc.(ö) (40,096) (251)
Apollo Commercial Real Estate Finance,
Inc.(ö) (11,480) (94)
Cannae Holdings, Inc.(Æ) (4,404) (139)
CareTrust REIT, Inc.(ö) (4,423) (73)
eHealth, Inc.(Æ) (344) (37)
Fidelity National Information Services, Inc. (1,366) (180)
Fiserv, Inc.(Æ) (2,103) (217)
Global Payments, Inc. (1,198) (199)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (3,772) (106)
KKR & Co., Inc. Class A (6,398) (161)
Moelis & Co. Class A (579) (17)
New Residential Investment Corp.(ö) (21,603) (132)
Omega Healthcare Investors, Inc.(ö) (6,574) (192)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Safehold, Inc.(Æ) (2,395) (138)
Two Harbors Investment Corp.(ö) (50,761) (232)
(2,336)
Health Care - (1.4)%
Acadia Pharmaceuticals, Inc.(Æ) (1,380) (67)
Arena Pharmaceuticals, Inc.(Æ) (2,093) (102)
Arrowhead Pharmaceuticals, Inc.(Æ) (743) (26)
Bio-Rad Laboratories, Inc. Class A(Æ) (517) (228)
Bio-Techne Corp.(Æ) (380) (86)
Catalent, Inc.(Æ) (4,361) (302)
Emergent BioSolutions, Inc.(Æ) (3,758) (278)
Exact Sciences Corp.(Æ) (221) (17)
Guardant Health, Inc.(Æ) (600) (46)
HealthEquity, Inc.(Æ) (1,685) (95)
Immunomedics, Inc.(Æ) (828) (25)
Invitae Corp.(Æ) (2,732) (45)
Karuna Therapeutics, Inc.(Æ) (605) (50)
LHC Group, Inc.(Æ) (1,852) (241)
Momenta Pharmaceuticals, Inc.(Æ) (2,187) (69)
NeoGenomics, Inc.(Æ) (6,647) (182)
Repligen Corp.(Æ) (1,852) (215)
Tabula Rasa HealthCare, Inc.(Æ) (938) (59)
(2,133)
Materials and Processing - (0.3)%
Berry Plastics Group, Inc.(Æ) (5,876) (234)
Quaker Chemical Corp. (1,413) (215)
(449)
Producer Durables - (0.7)%
Altra Industrial Motion Corp. (3,685) (103)
Badger Meter, Inc. (3,572) (211)
Ingersoll Rand, Inc.(Æ) (6,200) (180)
L3Harris Technologies, Inc. (969) (188)
LCI Industries (2,759) (239)
Toro Co. (The) (2,658) (170)
(1,091)
Technology - (1.9)%
Alteryx, Inc. Class A(Æ) (1,843) (209)
Ansys, Inc.(Æ) (822) (215)
Appfolio, Inc. Class A(Æ) (1,459) (160)
Brooks Automation, Inc. (5,229) (201)
Cognex Corp. (3,978) (220)
Envestnet, Inc.(Æ) (2,933) (183)
II-VI, Inc.(Æ) (4,006) (138)
Mercury Systems, Inc.(Æ) (1,626) (145)
Microchip Technology, Inc. (2,834) (246)
MongoDB, Inc.(Æ) (965) (156)
Onto Innovation, Inc.(Æ) (3,483) (113)
Q2 Holdings, Inc.(Æ) (1,918) (153)
Raytheon Technologies Corp.(Æ) (3,228) (209)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Roku, Inc.(Æ) (278) (34)
Salesforce.com, Inc.(Æ) (222) (36)
Science Applications International Corp. (988) (81)
Trade Desk, Inc. (The) Class A(Æ) (111) (32)
Twilio, Inc. Class A(Æ) (1,288) (145)
Ubiquiti, Inc. (1,187) (192)
(2,868)
Utilities - (0.1)%
RingCentral, Inc. Class A(Æ) (796) (182)
Total Securities Sold Short
(proceeds $10,881) (11,345)
Other Assets and Liabilities, Net
- (3.4%)
(5,043)
Net Assets - 100.0%
148,719

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 47
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 51 USD 7,401 06/20
638
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
638
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 25,004 $ — $ —
$ —
$ 25,004 16.8
Consumer Staples 2,836 — —
—
2,836 1.9
Energy 4,970 — —
—
4,970 3.3
Financial Services 32,766 — —
—
32,766 22.0
Health Care 21,083 — —
—
21,083 14.2
Materials and Processing 5,144 — —
—
5,144 3.5
Producer Durables 9,693 — —
—
9,693 6.5
Technology 44,404 — —
—
44,404 29.9
Utilities 4,267 — —
—
4,267 2.9
Warrants & Rights 5 — —
—
5 —
*
Short-Term Investments — — —
10,140
10,140 6.8
Other Securities — — —
4,795
4,795 3.2
Total Investments 150,172 — — 14,935 165,107 111.0
Securities Sold Short
***
(11,345) — — — (11,345) (7.6)
Other Assets and Liabilities, Net (3.4)
100.0
Other Financial Instruments
Assets
Futures Contracts 638 — — — 638 0.4
A
Total Other Financial Instruments
**
$ 638 $ — $ — $ — $ 638
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 U.S. Dynamic Equity Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 49
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 638
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,080
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 617
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 U.S. Dynamic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,613 $ — $ 4,613
Total Financial and Derivative Assets
4,613 — 4,613
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,613 $ — $ 4,613
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,404 $ — $ 2,404 $ —
Barclays
78 — 78 —
Citigroup
682 — 682 —
ING
44 — 44 —
Morgan Stanley
1,405 — 1,405 —
Total
$ 4,613 $ — $ 4,613 $ —

Russell Investment Company
U.S. Dynamic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 51
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 11,34 5 $ — $ 11,34 5
Total Financial and Derivative Liabilities
11,34 5 — 11,34 5
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 11,34 5 $ — $ 11,34 5
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 11,345 $ — $ 11,345 $ —
Total
$ 11,345 $ — $ 11,345 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
52 U.S. Dynamic Equity Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 159,711
Investments, at fair value(*)(>) ......................................................................................................................................................
165,107
Receivables:
Dividends and interest ....................................................................................................................................................... 34
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 1,377
Fund shares sold ................................................................................................................................................................ 37
Variation margin on futures contracts ................................................................................................................................. 638
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
167,197
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 95
Investments purchased ...................................................................................................................................................... 1,427
Fund shares redeemed ....................................................................................................................................................... 663
Accrued fees to affiliates .................................................................................................................................................... 81
Other accrued expenses ..................................................................................................................................................... 72
Securities sold short, at fair value(‡) .............................................................................................................................................. 11,345
Payable upon return of securities loaned ....................................................................................................................................... 4,795
Total liabilities .............................................................................................................................................
18,478
Net Assets ............................................................................................................................................................
$ 148,719

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 53
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,798
Shares of beneficial interest ...........................................................................................................................................................
231
Additional paid-in capital ..............................................................................................................................................................
146,690
Net Assets ............................................................................................................................................................
$ 148,719
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 5.78
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 6.13
Class A — Net assets ............................................................................................................................................................. $ 1,387,862
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 240,091
Net asset value per share: Class C(#) ............................................................................................................................................. $ 3.60
Class C — Net assets ............................................................................................................................................................. $ 3,542,883
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 983,377
Net asset value per share: Class E(#) ............................................................................................................................................. $ 5.82
Class E — Net assets ............................................................................................................................................................. $ 23,548
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 4,049
Net asset value per share: Class S(#) .............................................................................................................................................. $ 6.41
Class S — Net assets ............................................................................................................................................................. $ 10,566,001
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 1,647,677
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 6.59
Class Y — Net assets ............................................................................................................................................................. $ 133,198,282
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 20,200,565
Amounts in thousands
(*)     Securities on loan included in investments $ 4,613
(‡)     Proceeds on securities sold short $ 10,881
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 14,935
(a)      Due to Broker for Futures $ 95
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
54 U.S. Dynamic Equity Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,524
Dividends from affiliated funds ......................................................................................................................................... 55
Securities lending income (net) ......................................................................................................................................... 2
Total investment income ...............................................................................................................................................................
1,581
Expenses
Advisory fees .................................................................................................................................................................... 689
Administrative fees ........................................................................................................................................................... 42
Custodian fees ................................................................................................................................................................... 60
Distribution fees - Class A ................................................................................................................................................ 2
Distribution fees - Class C ................................................................................................................................................ 16
Transfer agent fees - Class A ............................................................................................................................................ 2
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class S ............................................................................................................................................. 13
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 37
Registration fees ............................................................................................................................................................... 36
Shareholder servicing fees - Class C ................................................................................................................................. 5
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ...................................................................................................................................................................... 6
Dividends from securities sold short ................................................................................................................................. 173
Interest expense paid on securities sold short ................................................................................................................... 39
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 1,140
Expense reductions ........................................................................................................................................................... (104)
Net expenses .................................................................................................................................................................................
1,036
Net investment income (loss) ........................................................................................................................................................
545
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4,753)
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 1,080
Securities sold short .......................................................................................................................................................... 1,513
Net realized gain (loss) ..................................................................................................................................................................
(2,164)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (11,681)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 617
Securities sold short .......................................................................................................................................................... (315)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (11,378)
Net realized and unrealized gain (loss) ......................................................................................................................................... (13,542)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (12,997)
**      Less than $500.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 55
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 545 $ 560
Net realized gain (loss) ...................................................................................................................... (2,164) 4,962
Net change in unrealized appreciation (depreciation) ....................................................................... (11,378) 5,366
Net increase (decrease) in net assets from operations ............................................................................. (12,997) 10,888
Distributions
To shareholders
Class A .......................................................................................................................................... (46) (463)
Class C .......................................................................................................................................... (201) (1,717)
Class E .......................................................................................................................................... ( — )
**
(93)
Class S ........................................................................................................................................... (364) (3,886)
Class Y .......................................................................................................................................... (4,578) (21,857)
Net decrease in net assets from distributions .......................................................................................... (5,189) (28,016)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 58,002 7,534
Total Net Increase (Decrease) in Net Assets ..........................................................................
39,816 (9,594)
Net Assets
Beginning of period .................................................................................................................................
108,903 118,497
End of period ..........................................................................................................................................
$ 148,719 $ 108,903
**     Less than $500.

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
56 U.S. Dynamic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited)
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
46
$ 297
7
$ 46
Proceeds from reinvestment of distributions
7
46
79
414
Payments for shares redeemed
(53)
(339)
(90)
(569)
Net increase (decrease)
—
***
4
(4)
(109)
Class C
Proceeds from shares sold
37
138
71
316
Proceeds from reinvestment of distributions
49
196
506
1,685
Payments for shares redeemed
(322)
(1,208)
(246)
(1,060)
Net increase (decrease)
(236)
(874)
331
941
Class E
Proceeds from shares sold
1
3
1
5
Proceeds from reinvestment of distributions
—
***
1
18
93
Payments for shares redeemed
(1)
(3)
(61)
(335)
Net increase (decrease)
—
***
1
(42)
(237)
Class S
Proceeds from shares sold
36
236
324
2,019
Proceeds from reinvestment of distributions
50
351
651
3,767
Payments for shares redeemed
(456)
(3,093)
(954)
(6,271)
Net increase (decrease)
(370)
(2,506)
21
(485)
Class Y
Proceeds from shares sold
14,318
105,271
540
3,659
Proceeds from reinvestment of distributions
633
4,578
3,677
21,857
Payments for shares redeemed
(6,931)
(48,472)
(2,601)
(18,092)
Net increase (decrease)
8,020
61,377
1,616
7,424
Total increase (decrease)
7,414
$ 58,002
1,922
$ 7,534
***  Less than 500 shares.

Russell Investment Company
U.S. Dynamic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
58 U.S. Dynamic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 6 .37 .01 ( .42) ( .41) ( .01) ( .17)
October 31, 2019 8 .06 .01 .33 .34 ( .01) (2 .02)
October 31, 2018 11 .17 .03 .20 .23 ( .04) (3 .30)
October 31, 2017 9 .32 .01 2 .33 2 .34 ( .02) ( .47)
October 31, 2016 10 .76 .03 .11 .14 ( .05) (1 .53)
October 31, 2015 12 .12 (—) (f) .53 .53 (—) (f) (1 .89)
)
Class C
April 30, 2020* 4 .04 ( .01) ( .25) ( .26) ( .01) ( .17)
October 31, 2019 5 .96 ( .02) .12 .10 — (2 .02)
October 31, 2018 9 .11 ( .03) .19 .16 ( .01) (3 .30)
October 31, 2017 7 .72 ( .05) 1 .91 1 .86 — ( .47)
October 31, 2016 9 .21 ( .03) .08 .05 ( .01) (1 .53)
October 31, 2015 10 .70 ( .07) .47 .40 — (1 .89)
Class E
April 30, 2020* 6 .41 .01 ( .42) ( .41) ( .01) ( .17)
October 31, 2019 8 .09 .03 .32 .35 ( .01) (2 .02)
October 31, 2018 11 .20 .03 .21 .24 ( .05) (3 .30)
October 31, 2017 9 .34 .01 2 .34 2 .35 ( .02) ( .47)
October 31, 2016 10 .78 .03 .11 .14 ( .05) (1 .53)
October 31, 2015 12 .14 (—) (f) .53 .53 (—) (f) (1 .89)
Class S
April 30, 2020* 7 .05 .02 ( .47) ( .45) ( .02) ( .17)
October 31, 2019 8 .68 .03 .39 .42 ( .03) (2 .02)
October 31, 2018 11 .78 .06 .21 .27 ( .07) (3 .30)
October 31, 2017 9 .79 .04 2 .46 2 .50 ( .04) ( .47)
October 31, 2016 11 .22 .06 .11 .17 ( .07) (1 .53)
October 31, 2015 12 .55 .02 .56 .58 ( .02) (1 .89)
Class Y
April 30, 2020* 7 .24 .02 ( .47) ( .45) ( .03) ( .17)
October 31, 2019 8 .85 .04 .41 .45 ( .04) (2 .02)
October 31, 2018 11 .95 .07 .21 .28 ( .08) (3 .30)
October 31, 2017 9 .94 .06 2 .48 2 .54 ( .06) ( .47)
October 31, 2016 11 .36 .08 .12 .20 ( .09) (1 .53)
October 31, 2015 12 .69 .05 .56 .61 ( .05) (1 .89)

See accompanying notes which are an integral part of the financial statements.
U.S. Dynamic Equity Fund 59
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
( .18) 5 .78 (6 .65) 1,388 1 .72 1 .56 .30 71
(2 .03) 6 .37 9 .82 1,529 1 .82 1 .70 .19 95
(3 .34) 8 .06 1 .12 1,963 1 .56 1 .54 .29 137
( .49) 11 .17 25 .79 2,673 1 .52 1 .52 .10 113
(1 .58) 9 .32 2 .10 1,757 1 .55 1 .55 .35 118
(1 .89) 10 .76 4 .58 2,349 1 .50 1 .50 ( .04) 142
( .18) 3 .60 (6 .99) 3,543 2 .47 2 .31 ( .45) 71
(2 .02) 4 .04 8 .83 4,930 2 .57 2 .45 ( .57) 95
(3 .31) 5 .96 .45 5,294 2 .31 2 .29 ( .46) 137
( .47) 9 .11 24 .83 8,496 2 .27 2 .27 ( .63) 113
(1 .54) 7 .72 1 .41 7,509 2 .30 2 .30 ( .40) 118
(1 .89) 9 .21 3 .81 10,862 2 .25 2 .25 ( .79) 142
( .18) 5 .82 (6 .60) 24 1 .72 1 .56 .27 71
(2 .03) 6 .41 9 .81 24 1 .81 1 .74 .40 95
(3 .35) 8 .09 1 .17 374 1 .56 1 .54 .29 137
( .49) 11 .20 25 .83 384 1 .52 1 .52 .11 113
(1 .58) 9 .34 2 .10 328 1 .55 1 .55 .33 118
(1 .89) 10 .78 4 .52 321 1 .50 1 .50 ( .02) 142
( .19) 6 .41 (6 .59) 10,566 1 .47 1 .27 .59 71
(2 .05) 7 .05 10 .13 14,213 1 .57 1 .41 .48 95
(3 .37) 8 .68 1 .46 17,319 1 .31 1 .25 .58 137
( .51) 11 .78 26 .23 30,893 1 .26 1 .24 .38 113
(1 .60) 9 .79 2 .34 19,856 1 .30 1 .30 .61 118
(1 .91) 11 .22 4 .88 32,114 1 .25 1 .25 .21 142
( .20) 6 .59 (6 .50) 133,198 1 .28 1 .16 .67 71
(2 .06) 7 .24 10 .25 88,207 1 .37 1 .30 .57 95
(3 .38) 8 .85 1 .57 93,547 1 .11 1 .11 .73 137
( .53) 11 .95 26 .37 119,986 1 .07 1 .07 .59 113
(1 .62) 9 .94 2 .63 421,094 1 .10 1 .10 .79 118
(1 .94) 11 .36 5 .06 521,326 1 .05 1 .05 .41 142

Russell Investment Company
U.S. Dynamic Equity Fund
See accompanying notes which are an integral part of the financial statements.
60 U.S. Dynamic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 70,311
Administration fees 5,763
Distribution fees 2,321
Shareholder servicing fees 690
Transfer agent fees 1,945
$ 81,030
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,350 $ 22,715 $ 19,270 $ — $ — $ 4,795 $ 13 $ —
U.S. Cash Management Fund 2,479 142,371 134,707 (4) 1 10,140 55 —
$ 3,829 $ 165,086 $ 153,977 $ (4) $ 1 $ 14,935 $ 68 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 215,235,121 $ 67,997,825 $ (13,357,383) $ 54,640,442

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
U.S. Strategic Equity Fund 61
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 956.10 $ 1,019.94
Expenses Paid During Period* $ 4.81 $ 4.97
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 953.60 $ 1,016.21
Expenses Paid During Period* $ 8.45 $ 8.72
* Expenses are equal to the Fund's annualized expense ratio of 1.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 957.20 $ 1,019.94
Expenses Paid During Period* $ 4.82 $ 4.97
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
62 U.S. Strategic Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 958.30 $ 1,021.68
Expenses Paid During Period* $ 3.12 $ 3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 957.80 $ 1,021.18
Expenses Paid During Period* $ 3.60 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 91.5%
Consumer Discretionary - 14.7%
Advance Auto Parts, Inc. 13,209 1,597
Amazon.com, Inc.(Æ) 41,487 102,639
Amerco , Inc. 3,771 1,056
AutoNation, Inc.(Æ) 26,786 998
Best Buy Co., Inc. 38,734 2,972
BorgWarner, Inc. 52,756 1,507
Bright Horizons Family Solutions, Inc.(Æ) 13,101 1,526
CarMax, Inc.(Æ)(Ñ) 89,833 6,616
Carnival Corp.(Ñ) 29,694 472
Carter's, Inc. 10,414 814
Charter Communications, Inc. Class A(Æ)(Ñ) 95,971 47,528
Chipotle Mexican Grill, Inc. Class A(Æ) 756 664
Choice Hotels International, Inc.(Ñ) 25,093 1,883
Columbia Sportswear Co.(Ñ) 7,077 516
Comcast Corp. Class A 221,165 8,322
Costco Wholesale Corp. 16,237 4,920
Darden Restaurants, Inc. 136,936 10,105
Dick's Sporting Goods, Inc. 40,796 1,199
Discovery, Inc. Class A(Æ)(Ñ) 23,846 535
Dollar General Corp. 20,036 3,512
Domino's Pizza, Inc. 61,115 22,119
DR Horton, Inc. 157,074 7,417
eBay, Inc. 59,454 2,368
Expedia Group, Inc. 11,500 816
Extended Stay America, Inc. 60,041 653
Five Below, Inc.(Æ) 39,664 3,576
Foot Locker, Inc. 48,103 1,233
Ford Motor Co. 390,940 1,990
Gap, Inc. (The)(Ñ) 116,626 947
Garmin, Ltd. 21,058 1,709
General Motors Co. 707,928 15,780
Gentex Corp. 152,728 3,702
Genuine Parts Co. 22,244 1,763
Goodyear Tire & Rubber Co. (The) 97,169 697
Graham Holdings Co. Class B 2,302 898
Grand Canyon Education, Inc.(Æ) 10,350 890
Hanesbrands, Inc.(Ñ) 78,820 783
Home Depot, Inc. (The) 35,554 7,816
Kohl's Corp.(Ñ) 70,501 1,301
Lear Corp. 7,886 770
Leggett & Platt, Inc. 30,081 1,057
Lennar Corp. Class A 36,205 1,813
Liberty SiriusXM Group Class C(Æ)(Ñ) 43,091 1,468
LKQ Corp.(Æ) 92,456 2,418
Lowe's Cos., Inc. 11,623 1,218
Lululemon Athletica , Inc.(Æ) 10,229 2,286
Macy's, Inc.(Ñ) 162,059 950
McDonald's Corp. 17,928 3,363
Mohawk Industries, Inc.(Æ) 10,579 928
Netflix, Inc.(Æ) 85,908 36,068
Nike, Inc. Class B 300,663 26,212
Nordstrom, Inc.(Ñ) 66,359 1,246
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 48,842 801
NVR, Inc.(Æ) 500 1,550
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 15,638 1,062
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omnicom Group, Inc.(Ñ) 21,884 1,248
O'Reilly Automotive, Inc.(Æ) 3,399 1,313
Penske Automotive Group, Inc.(Ñ) 19,669 708
Polaris Industries, Inc. 20,260 1,437
PulteGroup, Inc. 328,935 9,299
PVH Corp. 28,037 1,380
Ralph Lauren Corp. Class A(Ñ) 14,413 1,063
Ross Stores, Inc. 26,531 2,424
Royal Caribbean Cruises, Ltd.(Ñ) 17,703 828
Sensata Technologies Holding PLC(Æ) 30,020 1,092
Skechers U.S.A., Inc. Class A(Æ) 42,945 1,210
Starbucks Corp. 39,547 3,034
Tapestry, Inc. 51,673 769
Target Corp. 34,307 3,765
Thor Industries, Inc.(Ñ) 14,526 962
Tiffany & Co. 8,257 1,045
TJX Cos., Inc. 34,917 1,713
Tractor Supply Co. 14,675 1,488
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 28,722 6,259
Urban Outfitters, Inc.(Æ) 45,537 790
VF Corp. 18,146 1,054
ViacomCBS , Inc. Class B 66,622 1,150
WABCO Holdings, Inc.(Æ) 14,870 1,998
Walmart, Inc. 55,890 6,793
Walt Disney Co. (The) 49,918 5,399
Whirlpool Corp.(Ñ) 12,113 1,354
Williams-Sonoma, Inc.(Ñ) 28,169 1,742
Yum China Holdings, Inc. 20,498 993
421,359
Consumer Staples - 4.1%
Archer-Daniels-Midland Co. 63,366 2,354
Casey's General Stores, Inc.(Ñ) 3,765 570
Clorox Co. (The) 2,886 538
Coca-Cola Co. (The) 129,289 5,933
CVS Health Corp. 307,775 18,944
Estee Lauder Cos., Inc. (The) Class A 9,219 1,626
General Mills, Inc. 19,258 1,153
Hormel Foods Corp. 11,157 523
Ingredion, Inc. 162,517 13,196
JM Smucker Co. (The)(Ñ) 21,688 2,492
Kroger Co. (The) 283,457 8,960
Molson Coors Beverage Co. Class B(Ñ) 358,239 14,691
Mondelez International, Inc. Class A 54,592 2,808
Monster Beverage Corp.(Æ) 16,800 1,038
PepsiCo, Inc. 49,184 6,507
Philip Morris International, Inc. 33,551 2,503
Procter & Gamble Co. (The) 102,841 12,122
Tyson Foods, Inc. Class A 276,437 17,192
US Foods Holding Corp.(Æ) 35,810 770
Walgreens Boots Alliance, Inc. 50,945 2,205
116,125
Energy - 1.7%
BP PLC - ADR 521,337 12,408
Canadian Natural Resources, Ltd. 977,291 16,380

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chevron Corp.(Ñ) 117,275 10,789
ConocoPhillips 85,863 3,615
Exxon Mobil Corp. 39,773 1,848
Magna International, Inc. Class A 113,730 4,439
49,479
Financial Services - 18.2%
Aflac, Inc. 63,464 2,363
Alliance Data Systems Corp. 17,492 876
Allstate Corp. (The) 29,320 2,982
American Express Co. 6,982 637
American Homes 4 Rent Class A(ö) 22,358 540
American Tower Corp.(ö) 13,689 3,258
Annaly Capital Management, Inc.(ö) 2,417,906 15,112
Apple Hospitality REIT, Inc.(ö) 128,705 1,246
AvalonBay Communities, Inc.(ö) 6,786 1,106
Banco Santander SA - ADR(Ñ) 1,972,055 4,279
Bank of America Corp. 814,847 19,597
Bank of New York Mellon Corp. (The) 34,343 1,289
Berkshire Hathaway, Inc. Class B(Æ) 170,122 31,874
BlackRock, Inc. Class A 13,785 6,921
Broadridge Financial Solutions, Inc. 13,476 1,563
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 722
Capital One Financial Corp. 16,476 1,067
CBOE Global Markets, Inc. 3,251 323
CBRE Group, Inc. Class A(Æ) 46,766 2,008
Charles Schwab Corp. (The) 655,649 24,731
Chubb, Ltd. 22,019 2,378
Citigroup, Inc. 674,972 32,777
Citizens Financial Group, Inc. 402,061 9,002
CME Group, Inc. Class A 229,449 40,890
Comerica, Inc. 233,651 8,145
Crown Castle International Corp.(ö) 11,639 1,856
CubeSmart (ö) 25,789 650
Discover Financial Services 13,338 573
Equinix , Inc.(Æ)(ö) 2,128 1,437
Essent Group, Ltd. 193,465 5,285
Essex Property Trust, Inc.(ö) 2,892 706
Everest Re Group, Ltd. 840 145
Fidelity National Information Services, Inc. 27,123 3,577
Fiserv, Inc.(Æ) 15,236 1,570
FleetCor Technologies, Inc.(Æ) 7,795 1,881
Global Payments, Inc. 23,682 3,932
Goldman Sachs Group, Inc. (The) 2,440 448
Hartford Financial Services Group, Inc. 20,216 768
Host Hotels & Resorts, Inc.(ö) 81,928 1,009
Invitation Homes, Inc.(ö) 31,914 755
Jack Henry & Associates, Inc. 15,581 2,548
JPMorgan Chase & Co. 186,464 17,856
KeyCorp 5,939 69
KKR & Co., Inc. Class A(Ñ) 1,427,165 35,979
Life Storage, Inc.(Æ)(ö) 4,690 411
M&T Bank Corp. 12,261 1,374
MasterCard, Inc. Class A 200,008 54,996
Medical Properties Trust, Inc.(ö) 21,618 371
Merck & Co., Inc. 92,990 7,378
MetLife, Inc. 28,215 1,018
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Morgan Stanley 131,533 5,186
Northern Trust Corp. 21,389 1,693
PayPal Holdings, Inc.(Æ) 354,798 43,640
People's United Financial, Inc.(Ñ) 23,806 302
PNC Financial Services Group, Inc. (The) 18,617 1,986
Popular, Inc. 77,729 3,000
Progressive Corp. (The) 8,651 669
Prudential Financial, Inc. 16,217 1,011
Public Storage(ö) 5,781 1,072
Raymond James Financial, Inc. 11,885 783
Regency Centers Corp.(ö) 20,720 910
Reinsurance Group of America, Inc. Class A 9,053 948
RenaissanceRe Holdings, Ltd. 29 4
SLM Corp. 650,641 5,426
State Street Corp. 13,883 875
Sun Communities, Inc.(ö) 4,053 545
Synchrony Financial 54,839 1,085
Travelers Cos., Inc. (The) 23,072 2,335
Truist Bank 53,838 2,009
Two Harbors Investment Corp.(ö) 1,096,531 5,011
US Bancorp 56,973 2,080
VEREIT, Inc.(ö) 155,931 855
Visa, Inc. Class A(Ñ) 370,360 66,191
Wells Fargo & Co. 339,693 9,868
Western Union Co. (The)(Ñ) 85,744 1,635
WP Carey, Inc.(ö) 8,989 591
521,988
Health Care - 15.7%
Abbott Laboratories 65,211 6,005
AbbVie, Inc.(Ñ) 169,044 13,895
Abiomed , Inc.(Æ) 12,049 2,304
Agilent Technologies, Inc. 47,779 3,663
Agios Pharmaceuticals, Inc.(Æ) 13,219 544
Alexion Pharmaceuticals, Inc.(Æ) 105,669 11,356
Align Technology, Inc.(Æ) 14,587 3,134
Alkermes PLC(Æ) 94,763 1,299
Alnylam Pharmaceuticals, Inc.(Æ) 16,838 2,218
Amgen, Inc. 14,461 3,459
Anthem, Inc.(Æ) 7,805 2,191
AstraZeneca PLC - ADR 162,533 8,497
Baxter International, Inc. 43,030 3,820
Becton Dickinson and Co. 18,379 4,641
Biogen, Inc.(Æ) 18,303 5,433
BioMarin Pharmaceutical, Inc.(Æ) 6,613 609
Bluebird Bio, Inc.(Æ)(Ñ) 22,668 1,221
Boston Scientific Corp.(Æ) 66,280 2,484
Bristol-Myers Squibb Co. 237,509 14,443
Cantel Medical Corp.(Ñ) 25,095 929
Centene Corp.(Æ) 46,930 3,125
Cerner Corp. 47,519 3,297
Cigna Corp. 18,358 3,594
Cooper Cos., Inc. (The) 8,801 2,523
Dentsply Sirona, Inc. 21,144 897
DexCom , Inc.(Æ) 6,127 2,054
Edwards Lifesciences Corp.(Æ) 20,562 4,472
Eli Lilly & Co. 29,685 4,590

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Envista Holdings Corp.(Æ) 122,617 2,387
Exact Sciences Corp.(Æ)(Ñ) 9,735 769
Exelixis , Inc.(Æ) 98,731 2,438
Gilead Sciences, Inc. 46,646 3,918
HCA Healthcare, Inc. 5,806 638
Henry Schein, Inc.(Æ)(Ñ) 14,284 779
Hill-Rom Holdings, Inc. 15,265 1,717
Hologic , Inc.(Æ) 14,690 736
Horizon Therapeutics PLC(Æ) 91,232 3,288
Humana, Inc. 2,749 1,050
ICU Medical, Inc.(Æ) 7,641 1,676
IDEXX Laboratories, Inc.(Æ) 2,975 826
Illumina, Inc.(Æ) 103,282 32,950
Incyte Corp.(Æ) 32,690 3,193
Insulet Corp.(Æ) 2,810 561
Integra LifeSciences Holdings Corp.(Æ) 25,481 1,301
Intuitive Surgical, Inc.(Æ) 46,202 23,604
IQVIA Holdings, Inc.(Æ) 369,427 52,677
Jazz Pharmaceuticals PLC(Æ) 69,118 7,620
Johnson & Johnson 217,607 32,650
Laboratory Corp. of America Holdings(Æ) 17,370 2,857
Masimo Corp.(Æ) 12,624 2,700
MEDNAX, Inc.(Æ) 60,470 878
Medtronic PLC 144,557 14,113
Moderna , Inc.(Æ)(Ñ) 21,066 969
Mylan NV(Æ) 349,298 5,858
Neurocrine Biosciences, Inc.(Æ) 5,389 529
Penumbra, Inc.(Æ)(Ñ) 6,934 1,230
Pfizer, Inc. 581,841 22,319
Quest Diagnostics, Inc. 21,916 2,413
Regeneron Pharmaceuticals, Inc.(Æ) 5,512 2,899
ResMed , Inc. 22,173 3,444
Sage Therapeutics, Inc.(Æ) 17,324 675
Seattle Genetics, Inc.(Æ) 7,553 1,037
STERIS PLC 18,189 2,592
Stryker Corp. 19,960 3,721
Teleflex, Inc. 4,900 1,643
Thermo Fisher Scientific, Inc. 18,646 6,240
United Therapeutics Corp.(Æ) 18,025 1,975
UnitedHealth Group, Inc. 182,154 53,275
Universal Health Services, Inc. Class B 23,926 2,529
Varian Medical Systems, Inc.(Æ) 19,205 2,197
Veeva Systems, Inc. Class A(Æ) 9,991 1,906
Vertex Pharmaceuticals, Inc.(Æ) 18,452 4,635
West Pharmaceutical Services, Inc. 17,161 3,248
Zimmer Biomet Holdings, Inc. 81,252 9,726
Zoetis, Inc. Class A 33,562 4,340
451,423
Materials and Processing - 4.0%
Air Products & Chemicals, Inc. 927 209
Ball Corp. 635,896 41,708
Carrier Global Corp.(Æ) 50,481 894
Copart , Inc.(Æ) 11,271 903
Crown Holdings, Inc.(Æ) 205,415 13,231
DowDuPont , Inc. 175,192 8,238
Eastman Chemical Co. 178,719 10,814
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ecolab, Inc. 559 108
Fastenal Co. 27,014 978
Freeport-McMoRan, Inc. 1,167,332 10,308
Huntsman Corp. 457,263 7,687
Lennox International, Inc. 3,495 652
Linde PLC(Æ) 10,293 1,894
LyondellBasell Industries NV Class A 15,612 905
Newmont Corp. 184,572 10,978
Owens Corning 25,061 1,087
Reliance Steel & Aluminum Co. 2,803 251
Steel Dynamics, Inc. 401 10
Trane Technologies PLC 30,692 2,683
113,538
Producer Durables - 4.9%
3M Co. 13,826 2,100
Accenture PLC Class A 28,803 5,334
AECOM(Æ) 38,592 1,399
Ametek , Inc. 35,058 2,940
Aptiv PLC 10,656 741
Automatic Data Processing, Inc. 24,613 3,611
Boeing Co. (The) 10,240 1,444
Booz Allen Hamilton Holding Corp. Class A 20,340 1,494
Carlisle Cos., Inc. 19,783 2,393
CH Robinson Worldwide, Inc.(Ñ) 19,423 1,377
Chart Industries, Inc.(Æ) 194,003 6,930
Cintas Corp. 6,621 1,469
CoStar Group, Inc.(Æ) 4,349 2,819
CSX Corp. 18,465 1,223
Cummins, Inc. 22,271 3,641
Danaher Corp. 29,915 4,890
Deere & Co. 6,005 871
Delta Air Lines, Inc. 57,346 1,486
Eaton Corp. PLC 57,867 4,832
Emerson Electric Co. 21,989 1,254
Expeditors International of Washington, Inc. 7,661 549
FedEx Corp. 23,431 2,970
Flir Systems, Inc. 27,509 1,194
General Dynamics Corp. 8,635 1,128
HD Supply Holdings, Inc.(Æ) 35,757 1,061
HEICO Corp. 7,238 634
Honeywell International, Inc. 32,947 4,675
Huntington Ingalls Industries, Inc. 3,579 685
IDEX Corp. 15,264 2,345
IHS Markit , Ltd.(Æ) 20,885 1,406
Illinois Tool Works, Inc. 9,751 1,585
Johnson Controls International PLC(Æ) 117,741 3,427
Kansas City Southern 14,387 1,878
Keysight Technologies, Inc.(Æ) 5,940 575
L3Harris Technologies, Inc. 19,663 3,809
Lockheed Martin Corp. 8,513 3,312
Middleby Corp.(Æ)(Ñ) 10,496 584
Northrop Grumman Corp. 6,024 1,992
Old Dominion Freight Line, Inc. 3,547 515
Otis Worldwide Corp. 25,240 1,285
PACCAR, Inc. 57,088 3,952
Paychex, Inc. 53,749 3,683

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quanta Services, Inc. 37,203 1,353
Republic Services, Inc. Class A 20,865 1,635
Roper Technologies, Inc. 6,161 2,101
S&P Global, Inc. 1,210 354
Snap-on, Inc.(Ñ) 8,918 1,162
Southwest Airlines Co. 47,820 1,494
Stanley Black & Decker, Inc. 4,646 512
Textron, Inc. 38,205 1,007
Toro Co. (The) 18,395 1,174
Union Pacific Corp. 18,436 2,946
United Parcel Service, Inc. Class B 14,402 1,363
United Rentals, Inc.(Æ) 8,004 1,029
Verisk Analytics, Inc. Class A 17,044 2,605
Wabtec Corp. 9,916 560
Waste Management, Inc. 242,552 24,260
Waters Corp.(Æ) 5,104 954
Xerox Holdings Corp. 86,788 1,587
141,588
Technology - 25.2%
Activision Blizzard, Inc. 13,687 872
Adobe, Inc.(Æ) 80,371 28,422
Akamai Technologies, Inc.(Æ) 8,769 857
Allegion PLC 8,785 883
Alphabet, Inc. Class A(Æ) 50,555 68,082
Alphabet, Inc. Class C(Æ) 5,782 7,798
Amdocs, Ltd. 46,602 3,003
Amphenol Corp. Class A 43,253 3,818
Ansys , Inc.(Æ) 3,836 1,004
Apple, Inc. 171,506 50,388
Applied Materials, Inc. 44,069 2,189
Arista Networks, Inc.(Æ) 119,966 26,309
Arrow Electronics, Inc.(Æ) 32,237 2,028
Autodesk, Inc.(Æ) 170,982 31,996
Black Knight, Inc.(Æ) 17,187 1,213
Booking Holdings, Inc.(Æ) 612 906
Broadcom, Inc. 7,780 2,113
CACI International, Inc. Class A(Æ) 2,300 575
Cadence Design Systems, Inc.(Æ) 19,722 1,600
CDW Corp. 17,739 1,966
Cisco Systems, Inc. 179,488 7,607
Citrix Systems, Inc. 20,694 3,001
Cognizant Technology Solutions Corp. Class
A 25,343 1,470
Corning, Inc. 45,235 996
Corteva , Inc. Class W 357,564 9,365
Coupa Software, Inc.(Æ) 131,837 23,215
Dell Technologies, Inc. Class C(Æ) 53,528 2,285
Dolby Laboratories, Inc. Class A 27,924 1,676
DXC Technology Co. 23,100 419
Electronic Arts, Inc.(Æ) 5,960 681
F5 Networks, Inc.(Æ) 15,252 2,124
Facebook, Inc. Class A(Æ) 194,571 39,831
Fortinet, Inc.(Æ) 8,065 869
Genpact , Ltd. 70,824 2,439
GrubHub , Inc.(Æ)(Ñ) 15,840 757
Hewlett Packard Enterprise Co. Class H 211,528 2,128
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HP, Inc.(Æ) 177,827 2,758
Intel Corp. 216,181 12,967
Intuit, Inc. 10,895 2,940
IPG Photonics Corp.(Æ)(Ñ) 39,482 5,106
Jabil Circuit, Inc. 56,342 1,602
Juniper Networks, Inc. 130,484 2,818
Lam Research Corp. 7,594 1,939
Leidos Holdings, Inc. 20,484 2,024
LogMeIn, Inc. 19,105 1,633
Marvell Technology Group, Ltd. 564,844 15,104
Micron Technology, Inc.(Æ) 245,151 11,740
Microsoft Corp. 959,065 171,874
Motorola Solutions, Inc. 13,438 1,933
NCR Corp.(Æ) 60,418 1,240
NVIDIA Corp. 20,427 5,970
ON Semiconductor Corp.(Æ) 70,905 1,138
Oracle Corp. 60,054 3,181
Paycom Software, Inc.(Æ) 2,681 700
Pure Storage, Inc. Class A(Æ) 119,961 1,727
Raytheon Technologies Corp.(Æ) 96,430 6,250
Salesforce.com, Inc.(Æ) 29,697 4,809
ServiceNow , Inc.(Æ) 122,547 43,080
Skyworks Solutions, Inc. 7,610 791
SYNNEX Corp. 14,477 1,268
Synopsys, Inc.(Æ) 25,601 4,022
Take-Two Interactive Software, Inc.(Æ) 127,984 15,492
Teradyne, Inc. 31,983 2,000
Texas Instruments, Inc. 38,142 4,427
Twilio , Inc. Class A(Æ)(Ñ) 204,681 22,986
Tyler Technologies, Inc.(Æ) 1,728 554
Uber Technologies, Inc.(Æ) 952,120 28,821
VMware, Inc. Class A(Æ) 12,401 1,631
Western Digital Corp. 25,883 1,193
Zynga, Inc. Class A(Æ) 230,931 1,741
722,344
Utilities - 3.0%
American Electric Power Co., Inc. 8,378 696
AT&T, Inc. 793,228 24,170
Avangrid , Inc. 32,432 1,395
CenterPoint Energy, Inc. 60,636 1,033
Consolidated Edison, Inc. 30,260 2,384
Dominion Energy, Inc. 7,331 565
DTE Energy Co. 13,021 1,351
Duke Energy Corp. 44,375 3,757
Evergy , Inc. 38,147 2,229
Eversource Energy(Æ) 21,624 1,745
Exelon Corp. 79,227 2,938
International Business Machines Corp. 29,605 3,717
National Fuel Gas Co.(Ñ) 16,180 663
NextEra Energy, Inc. 11,085 2,562
PG&E Corp.(Æ) 72,278 769
Pinnacle West Capital Corp. 17,425 1,342
PPL Corp. 78,754 2,002
Sempra Energy 12,296 1,523
Southern Co. (The) 29,317 1,663
T-Mobile US, Inc.(Æ) 13,760 1,208

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 412,213 23,682
Vistra Energy Corp. 31,642 618
WEC Energy Group, Inc.(Æ) 31,236 2,828
84,840
Total Common Stocks
(cost $2,312,868) 2,622,684
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021 Rights 33,801 152
Total Warrants & Rights
(cost $72) 152
Short-Term Investments - 8.1%
U.S. Cash Management Fund(@) 231,786,962
(∞)
231,787
United States Treasury Bills
0.113% due 05/12/20 (ž)(§) 700 700
Total Short-Term Investments
(cost $232,477) 232,487
Other Securities - 8.2%
U.S. Cash Collateral Fund( × )( @) 234,165,175
(∞)
234,165
Total Other Securities
(cost $234,165) 234,165
Total Investments - 107.8%
(identified cost $2,779,582) 3,089,488
Other Assets and Liabilities, Net
- (7.8%)
(222,702)
Net Assets - 100.0%
2,866,786

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 1 , 219 USD 176,901 06/20
30,143
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
30,143
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 421,359 $ — $ —
$ —
$ 421,359 14.7
Consumer Staples 116,125 — —
—
116,125 4.1
Energy 49,479 — —
—
49,479 1.7
Financial Services 521,988 — —
—
521,988 18.2
Health Care 451,423 — —
—
451,423 15.7
Materials and Processing 113,538 — —
—
113,538 4.0
Producer Durables 141,588 — —
—
141,588 4.9
Technology 722,344 — —
—
722,344 25.2
Utilities 84,840 — —
—
84,840 3.0
Warrants & Rights 152 — —
—
152 —
*
Short-Term Investments — 700 —
231,787
232,487 8.1
Other Securities — — —
234,165
234,165 8.2
Total Investments 2,622,836 700 — 465,952 3,089,488 107.8
Other Assets and Liabilities, Net (7.8)
100.0
Other Financial Instruments
Assets
Futures Contracts 30,143 — — — 30,143 1.1
Total Other Financial Instruments
**
$ 30,143 $ — $ — $ — $ 30,143
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 69
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 30,143
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,490 $ —
Foreign currency exchange contracts — (1)
Total
$ 5,490 $ (1)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 28,789 $ —
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 222,275 $ — $ 222,275
Total Financial and Derivative Assets
222,275 — 222,275
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 222,275 $ — $ 222,275
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 118,170 $ — $ 118,170 $ —
Barclays
12,275 — 12,275 —
Citigroup
2,373 — 2,373 —
HSBC
18,823 — 18,823 —
Morgan Stanley
70,332 — 70,332 —
Wells Fargo
302 — 302 —
Total
$ 222,275 $ — $ 222,275 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 71
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,779,582
Investments, at fair value(*)(>) ......................................................................................................................................................
3,089,488
Receivables:
Dividends and interest ....................................................................................................................................................... 1,967
Dividends from affiliated funds .......................................................................................................................................... 74
Fund shares sold ................................................................................................................................................................ 2,957
Variation margin on futures contracts ................................................................................................................................. 30,145
Prepaid expenses ........................................................................................................................................................................... 23
Total assets .................................................................................................................................................
3,124,654
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 17,875
Fund shares redeemed ....................................................................................................................................................... 4,065
Accrued fees to affiliates .................................................................................................................................................... 1,521
Other accrued expenses ..................................................................................................................................................... 242
Payable upon return of securities loaned ....................................................................................................................................... 234,165
Total liabilities .............................................................................................................................................
257,868
Net Assets ............................................................................................................................................................
$ 2,866,786

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
72 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 123,176
Shares of beneficial interest ...........................................................................................................................................................
2,575
Additional paid-in capital ..............................................................................................................................................................
2,741,035
Net Assets ............................................................................................................................................................
$ 2,866,786
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.79
Class A — Net assets ............................................................................................................................................................. $ 6,594,616
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 593,332
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.07
Class C — Net assets ............................................................................................................................................................. $ 4,897,362
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 442,501
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.16
Class E — Net assets ............................................................................................................................................................. $ 832,372
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 74,603
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.12
Class M — Net assets ............................................................................................................................................................ $ 295,517,659
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 26,576,041
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.13
Class S — Net assets ............................................................................................................................................................. $ 2,558,943,869
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 229,857,671
Amounts in thousands
(*)     Securities on loan included in investments $ 222,275
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 465,952
(a)     Due to Broker for Futures $ 17,875
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 73
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 27,572
Dividends from affiliated funds ......................................................................................................................................... 1,157
Interest .............................................................................................................................................................................. 6
Securities lending income (net) ......................................................................................................................................... 67
Total investment income ...............................................................................................................................................................
28,802
Expenses
Advisory fees .................................................................................................................................................................... 11,109
Administrative fees ........................................................................................................................................................... 747
Custodian fees ................................................................................................................................................................... 116
Distribution fees - Class A ................................................................................................................................................ 9
Distribution fees - Class C ................................................................................................................................................ 20
Transfer agent fees - Class A ............................................................................................................................................ 8
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 306
Transfer agent fees - Class S ............................................................................................................................................. 2,763
Professional fees ............................................................................................................................................................... 131
Registration fees ............................................................................................................................................................... 69
Shareholder servicing fees - Class C ................................................................................................................................. 7
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 56
Printing fees ...................................................................................................................................................................... 130
Miscellaneous ................................................................................................................................................................... 28
Expenses before reductions .............................................................................................................................................. 15,506
Expense reductions ........................................................................................................................................................... (4,216)
Net expenses .................................................................................................................................................................................
11,290
Net investment income (loss) ........................................................................................................................................................
17,512
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (189,743)
Investments in affiliated funds .......................................................................................................................................... (50)
Futures contracts .............................................................................................................................................................. 5,490
Foreign currency exchange contracts ................................................................................................................................ (1)
Foreign currency-related transactions ............................................................................................................................... 10
Net realized gain (loss) ..................................................................................................................................................................
(184,294)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (859)
Investments in affiliated funds .......................................................................................................................................... 6
Futures contracts .............................................................................................................................................................. 28,789
Net change in unrealized appreciation (depreciation) ................................................................................................................... 27,936
Net realized and unrealized gain (loss) ......................................................................................................................................... (156,358)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (138,846)

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
74 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 17,512 $ 28,600
Net realized gain (loss) ...................................................................................................................... (184,294) 136,555
Net change in unrealized appreciation (depreciation) ....................................................................... 27,936 108,202
Net increase (decrease) in net assets from operations ............................................................................. (138,846) 273,357
Distributions
To shareholders
Class A .......................................................................................................................................... (348) (1,561)
Class C .......................................................................................................................................... (242) (1,021)
Class E .......................................................................................................................................... (45) (249)
Class M ......................................................................................................................................... (15,936) (16,989)
Class S ........................................................................................................................................... (141,146) (439,662)
Class Y .......................................................................................................................................... — (203)
Net decrease in net assets from distributions .......................................................................................... (157,717) (459,685)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 407,972 206,395
Total Net Increase (Decrease) in Net Assets ..........................................................................
111,409 20,067
Net Assets
Beginning of period .................................................................................................................................
2,755,377 2,735,310
End of period ..........................................................................................................................................
$ 2,866,786 $ 2,755,377

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 75
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited)
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
186
$ 2,213
154
$ 1,724
Proceeds from reinvestment of distributions
29
347
154
1,553
Payments for shares redeemed
(259)
(2,927)
(414)
(4,884)
Net increase (decrease)
(44)
(367)
(106)
(1,607)
Class C
Proceeds from shares sold
51
550
220
2,501
Proceeds from reinvestment of distributions
20
242
102
1,022
Payments for shares redeemed
(93)
(1,017)
(337)
(3,927)
Net increase (decrease)
(22)
(225)
(15)
(404)
Class E
Proceeds from shares sold
7
92
4
47
Proceeds from reinvestment of distributions
4
45
25
249
Payments for shares redeemed
(11)
(137)
(63)
(745)
Net increase (decrease)
—
***
—
**
(34)
(449)
Class M
Proceeds from shares sold
10,878
131,013
13,357
154,652
Proceeds from reinvestment of distributions
1,329
15,937
1,670
16,989
Payments for shares redeemed
(4,255)
(48,430)
(3,417)
(40,288)
Net increase (decrease)
7,952
98,520
11,610
131,353
Class S
Proceeds from shares sold
48,943
591,668
47,989
564,301
Proceeds from reinvestment of distributions
11,730
140,964
43,425
438,588
Payments for shares redeemed
(36,865)
(422,588)
(79,779)
(924,237)
Net increase (decrease)
23,808
310,044
11,635
78,652
Class Y(1)
Proceeds from shares sold
—
—
141
1,622
Proceeds from reinvestment of distributions
—
—
20
203
Payments for shares redeemed
—
—
(246)
(2,975)
Net increase (decrease)
—
—
(85)
(1,150)
Total increase (decrease)
31,694
$ 407,972
23,005
$ 206,395
(1) For the period November 1, 2018 to September 11, 2019 (final redemption).
**       Less than $500.
***     Less than 500 shares.

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
76 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 12.18 .05 (.54) (.49) (.05) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
October 31, 2016 12.59 .13 .15 .28 (.12) (.65)
October 31, 2015 13.42 .10 .35 .45 (.10) (1.18)
Class C
April 30, 2020* 12.12 .01 (.53) (.52) ( — ) (f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
October 31, 2016 12.56 .04 .15 .19 (.03) (.65)
October 31, 2015 13.39 —(f) .36 .36 (.01) (1.18)
Class E
April 30, 2020* 12.22 .05 (.53) (.48) (.05) (.53)
October 31, 2019 13.50 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.23 .11 .41 .52 (.11) (1.14)
October 31, 2017 12.12 .13 2.62 2.75 (.10) (.54)
October 31, 2016 12.61 .13 .15 .28 (.12) (.65)
October 31, 2015 13.44 .10 .35 .45 (.10) (1.18)
Class M
April 30, 2020* 12.19 .07 (.54) (.47) (.07) (.53)
October 31, 2019 13.48 .13 .94 1.07 (.15) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(8) 13.10 .07 1.13 1.20 (.09) —
Class S
April 30, 2020* 12.20 .07 (.54) (.47) (.07) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)
October 31, 2016 12.61 .16 .16 .32 (.15) (.65)
October 31, 2015 13.44 .13 .35 .48 (.13) (1.18)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 77
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.58) 11.11 (4.39) 6,595 1.25 .99 .88 37
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(.77) 12.10 2.51 6,317 1.33 1.07 1.06 75
(1.28) 12.59 3.42 6,700 1.32 1.05 .78 102
(.53) 11.07 (4.64) 4,897 2.00 1.74 .13 37
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(.68) 12.07 1.74 18,154 2.08 1.82 .32 75
(1.19) 12.56 2.66 22,288 2.07 1.80 .03 102
(.58) 11.16 (4.28) 832 1.25 .99 .88 37
(2.31) 12.22 11.36 908 1.37 1.09 .88 130
(1.25) 13.50 3.57 1,466 1.33 1.05 .78 144
(.64) 14.23 23.41 1,543 1.31 1.05 1.00 88
(.77) 12.12 2.51 74,419 1.33 1.07 1.08 75
(1.28) 12.61 3.40 104,763 1.31 1.05 .78 102
(.60) 11.12 (4.17) 295,518 1.00 .64 1.22 37
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(.60) 11.13 (4.22) 2,558,944 1.00 .74 1.13 37
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88
(.80) 12.13 2.85 2,742,942 1.08 .82 1.33 75
(1.31) 12.61 3.66 3,864,298 1.06 .80 1.03 102

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
78 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,032,468
Administration fees 108,407
Distribution fees 4,085
Shareholder servicing fees 1,094
Transfer agent fees 375,365
$ 1,521,419
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 47,314 $ 558,506 $ 371,655 $ — $ — $ 234,165 $ 386 $ —
U.S. Cash Management Fund 143,961 996,936 909,066 (50) 6 231,787 1,157 —
$ 191,275 $ 1,555,442 $ 1,280,721 $ (50) $ 6 $ 465,952 $ 1,543 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,828,139,182 $ 409,530,327 $ (118,038,568) $ 291,491,759

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
U.S. Small Cap Equity Fund 79
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 794.40 $ 1,017.80
Expenses Paid During Period* $ 6.34 $ 7.12
* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 791.00 $ 1,014.07
Expenses Paid During Period* $ 9.66 $ 10.87
* Expenses are equal to the Fund's annualized expense ratio of 2.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 794.10 $ 1,017.80
Expenses Paid During Period* $ 6.33 $ 7.12
* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
80 U.S. Small Cap Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 795.80 $ 1,019.74
Expenses Paid During Period* $ 4.60 $ 5.17
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 795.70 $ 1,020.09
Expenses Paid During Period* $ 4.29 $ 4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 795.00 $ 1,019.24
Expenses Paid During Period* $ 5.04 $ 5.67
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 796.00 $ 1,020.04
Expenses Paid During Period* $ 4.33 $ 4.87
* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.4%
Consumer Discretionary - 10.7%
1-800-Flowers.com, Inc. Class A(Æ)(Ð) 15,639 300
Aaron's, Inc. Class A 26,239 837
Abercrombie & Fitch Co. Class A 18,483 196
Adtalem Global Education, Inc.(Æ) 39,873 1,267
American Axle & Manufacturing Holdings,
Inc.(Æ) 101,200 437
American Eagle Outfitters, Inc. 87,167 693
American Outdoor Brands Corp.(Æ) 117,577 1,113
American Public Education, Inc.(Æ) 54,267 1,398
America's Car-Mart, Inc.(Æ) 49,694 3,277
B. Riley Financial, Inc. 267,121 5,313
Barnes & Noble Education, Inc.(Æ) 153,847 275
Bed Bath & Beyond, Inc.(Ñ) 62,841 389
Big Lots, Inc.(Ñ) 18,669 438
BJ's Restaurants, Inc.(Ð) 76,149 1,664
BJ's Wholesale Club Holdings, Inc.(Æ)(Ñ) 24,526 645
BMC Stock Holdings, Inc.(Æ) 100,425 2,134
Brinker International, Inc.(Ð)(Ñ) 74,473 1,734
Cable One, Inc.(Û) 1,401 2,680
Carrols Restaurant Group, Inc.(Æ)(Ñ) 241,111 880
Cato Corp. (The) Class A(Ñ) 55,664 627
Cavco Industries, Inc.(Æ) 29,214 4,519
Celestica, Inc.(Æ) 406,762 2,534
Central Garden & Pet Co. Class A(Æ) 31,794 967
Century Communities, Inc.(Æ) 26,792 574
Cheesecake Factory, Inc. (The)(Ñ) 22,042 491
Chegg, Inc.(Æ) 110,912 4,741
Chico's FAS, Inc.(Ð) 207,038 311
Churchill Downs, Inc. 10,020 1,004
Cooper Tire & Rubber Co. 50,520 1,070
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 23,589 303
Cracker Barrel Old Country Store, Inc.(Ñ) 7,251 706
Dana Holding Corp. 90,492 1,041
Deckers Outdoor Corp.(Æ) 11,828 1,760
Del Taco Restaurants, Inc.(Æ) 410,061 2,411
Delta Apparel, Inc.(Æ) 119,989 1,545
Denny's Corp.(Æ)(Ð) 265,058 2,987
Dillard's, Inc. Class A(Ñ) 16,427 484
Domino's Pizza, Inc.(Ð) 6,812 2,465
Entercom Communications Corp. Class A 34,993 43
First Cash Financial Services, Inc. 4,911 353
Fossil Group, Inc.(Æ)(Ð) 30,397 120
Foundation Building Materials, Inc.(Æ) 15,966 187
Genesco, Inc.(Æ)(Ñ) 70,464 1,334
G-III Apparel Group, Ltd.(Æ)(Ð) 19,816 225
GMS, Inc.(Æ) 19,571 360
Golden Entertainment, Inc.(Æ)(Ð) 7,586 72
Goodyear Tire & Rubber Co. (The) 106,754 765
GoPro, Inc. Class A(Æ) 142,339 501
Hamilton Beach Brands Holding Co. Class A 144,095 1,900
Haverty Furniture Cos., Inc. 28,086 380
HealthStream, Inc.(Æ) 11,500 262
Hibbett Sports, Inc.(Æ) 10,750 166
Hillenbrand, Inc. 26,313 551
Hooker Furniture Corp.(Ð) 20,294 304
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Houghton Mifflin Harcourt Co.(Æ) 52,467 84
iHeartMedia, Inc. Class A(Æ)(Ñ) 147,890 1,038
Inter Parfums, Inc. 63,672 2,846
International Game Technology PLC(Ð) 95,237 718
IntriCon Corp.(Æ)(Ñ) 113,319 1,496
J Alexander's Holdings, Inc.(Æ) 115,014 608
Jack in the Box, Inc.(Ð)(Û) 48,355 2,916
John Wiley & Sons, Inc. Class A 43,345 1,628
K12, Inc.(Æ) 74,705 1,696
Kontoor Brands, Inc.(Ñ) 55,648 1,080
La-Z-Boy, Inc. Class Z 30,377 712
LGI Homes, Inc.(Æ)(Ñ) 9,419 571
Liberty Braves Group Class C(Æ)(Ð) 5,500 110
Lindblad Expeditions Holdings, Inc.(Æ) 3,629 24
Lithia Motors, Inc. Class A 7,186 794
Madison Square Garden Co. (The) Class
A(Æ)(Ð)(Û) 17,180 2,944
Madison Square Garden Entertainment Corp.
(Æ)(Ð) 39,331 3,253
Marchex, Inc. Class B(Æ) 21,695 36
Marriott Vacations Worldwide Corp. 35,665 2,960
Meredith Corp.(Ñ) 84,701 1,256
Meritage Homes Corp.(Æ) 19,762 1,039
Monro Muffler Brake, Inc.(Ñ) 5,718 317
Movado Group, Inc. 8,901 92
Murphy USA, Inc.(Æ) 10,536 1,125
Nautilus, Inc.(Æ) 50,505 328
Office Depot, Inc.(Ð) 293,432 651
PetIQ, Inc.(Æ)(Ñ) 104,398 2,986
Quotient Technology, Inc.(Æ)(Û) 49,100 353
Red Robin Gourmet Burgers, Inc.(Æ) 13,521 198
Rent-A-Center, Inc. Class A(Ð) 27,160 541
REV Group, Inc. 17,000 90
Rosetta Stone, Inc.(Æ) 20,698 354
Sally Beauty Holdings, Inc.(Æ)(Ñ) 39,328 382
Scholastic Corp. 38,917 1,131
Scientific Games Corp. Class A(Æ)(Ð) 32,495 410
Shoe Carnival, Inc. 12,930 305
Signet Jewelers, Ltd. 16,605 167
Skyline Champion Corp.(Æ) 213,153 4,201
SMART Global Holdings, Inc.(Æ)(Ð)(Ñ) 76,056 1,923
Sonic Automotive, Inc. Class A 21,607 463
Sportsman's Warehouse Holdings, Inc.(Æ) 148,337 1,062
Stamps.com, Inc.(Æ) 9,401 1,488
Steven Madden, Ltd. 20,198 506
Sturm Ruger & Co., Inc. 5,065 269
Taylor Morrison Home Corp. Class A(Æ) 63,443 923
Tenneco, Inc. Class A(Æ)(Ð) 41,165 214
Texas Roadhouse, Inc. Class A 38,168 1,797
TiVo Corp. 128,476 903
Travelzoo, Inc.(Æ) 5,300 30
Tribune Publishing Co.(Æ) 3,565 31
Tupperware Brands Corp.(Ð) 53,053 171
Turtle Beach Corp.(Æ) 94,625 930
Universal Technical Institute, Inc.(Æ) 11,108 71
Vera Bradley, Inc.(Æ) 4,892 27
Viad Corp.(Û) 14,592 350

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vista Outdoor, Inc.(Æ) 43,154 437
Visteon Corp.(Æ)(Ð) 19,140 1,154
Wingstop, Inc.(Ð) 18,110 2,124
Wolverine World Wide, Inc. 344,395 7,058
WW International, Inc.(Æ) 15,041 384
Wyndham Hotels & Resorts, Inc.(Ð) 122,680 4,627
Zumiez, Inc.(Æ)(Ñ) 15,411 326
132,441
Consumer Staples - 4.0%
Boston Beer Co., Inc. Class A(Æ) 2,655 1,239
Bunge, Ltd. Finance Corp.(Û) 48,586 1,927
Coca-Cola Bottling Co. Consolidated, Inc. 1,739 409
Core-Mark Holding Co., Inc. 4,819 138
elf Beauty, Inc.(Æ) 156,052 2,040
Energizer Holdings, Inc.(Ñ) 120,492 4,695
Farmer Brothers Co.(Æ) 137,112 1,267
Fresh Del Monte Produce, Inc.(Ñ) 51,529 1,469
Grocery Outlet Holding Corp.(Æ) 109,178 3,632
Helen of Troy, Ltd.(Æ) 5,839 959
Herbalife Nutrition, Ltd.(Æ)(Ð) 40,679 1,519
Ingles Markets, Inc. Class A 67,993 2,776
J&J Snack Foods Corp. 29,207 3,711
Lifevantage Corp.(Æ) 11,700 181
MGP Ingredients, Inc.(Ñ) 28,786 1,086
National Beverage Corp.(Æ)(Ñ) 16,010 804
Nomad Foods, Ltd.(Æ) 396,800 8,179
Performance Food Group Co.(Æ) 60,995 1,790
Post Holdings, Inc.(Æ)(Ð) 8,580 788
Primo Water Corp. 231,471 2,375
Quanex Building Products Corp. 44,130 550
Rite Aid Corp.(Æ) 25,205 361
Sanderson Farms, Inc.(Û) 14,999 2,042
SpartanNash Co. 96,651 1,658
Universal Corp. 17,242 834
USANA Health Sciences, Inc.(Æ)(Û) 23,256 2,074
WD-40 Co. 3,533 616
Weis Markets, Inc. 11,488 575
49,694
Energy - 1.5%
Exterran Corp.(Æ) 5,409 37
Green Brick Partners, Inc.(Æ) 438,249 3,904
Green Plains, Inc.(Æ) 42,125 247
HollyFrontier Corp. 18,015 595
Magnolia Oil & Gas Corp.(Æ)(Ñ) 118,814 769
Matrix Service Co.(Æ) 240,649 2,512
Murphy Oil Corp.(Ð) 63,577 754
Nabors Industries, Inc. 4,181 62
National Energy Servicees Reunited Corp.(Æ) 174,140 890
Natural Gas Services Group, Inc.(Æ) 255,465 1,622
Newpark Resources, Inc.(Æ) 511,380 783
NOW, Inc.(Æ) 53,196 328
Oil States International, Inc.(Æ) 21,093 73
Par Pacific Holdings, Inc.(Æ) 50,692 493
Peabody Energy Corp. 42,695 145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ProPetro Holding Corp.(Æ) 55,036 233
REX American Resources Corp.(Æ) 4,470 266
Select Energy Services, Inc. Class A(Æ) 520,978 2,500
Solaris Oilfield Infrastructure, Inc. Class A 12,200 83
TPI Composites, Inc.(Æ)(Ð) 20,775 364
Warrior Met Coal, Inc. 43,224 542
World Fuel Services Corp. 42,100 1,053
18,255
Financial Services - 20.8%
1st Source Corp. 18,186 631
AG Mortgage Investment Trust, Inc.(Ñ)(ö) 48,271 154
Agree Realty Corp.(Ñ)(ö) 15,804 1,029
Altisource Portfolio Solutions SA(Æ) 5,032 42
Amalgamated Bank Class A 5,140 55
American Campus Communities, Inc.(ö) 31,503 1,112
American Equity Investment Life Holding
Co. 37,000 777
American National Bankshares, Inc. 26,650 713
Ameris Bancorp 84,913 2,159
Amerisafe, Inc. 12,287 782
Apollo Commercial Real Estate Finance,
Inc.(ö) 59,636 486
Argo Group International Holdings, Ltd. 14,083 498
Assurant, Inc. 4,471 475
Assured Guaranty, Ltd. 35,856 1,066
Atlantic Capital Bancshares, Inc.(Æ) 275,000 3,451
Atlantic Union Bankshares Corp.(Æ) 28,576 682
Axis Capital Holdings, Ltd.(Ð) 43,500 1,592
Axos Financial, Inc.(Æ)(Ñ) 34,497 795
Banc of California, Inc. 422,118 4,398
BancFirst Corp. 6,812 262
Bancorp, Inc. (The)(Æ) 9,664 67
BancorpSouth Bank 34,865 763
Bank of Marin Bancorp 5,609 185
BankFinancial Corp. 9,179 76
Banner Corp.(Û) 77,370 2,973
Baycom Corp.(Æ) 8,053 99
Berkshire Hills Bancorp, Inc. 143,271 2,441
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 52,768 1,242
Bridgewater Bancshares, Inc.(Æ) 12,424 126
Brighthouse Financial, Inc.(Æ)(Û) 71,222 1,831
Brightsphere Investment Group, Inc. 49,988 370
Brixmor Property Group, Inc.(ö) 117,704 1,348
Byline Bancorp, Inc. 131,806 1,624
Cadence Bancorp 70,691 468
Camden National Corp. 3,802 125
Camden Property Trust(ö)(Û) 30,620 2,697
Cannae Holdings, Inc.(Æ) 172,775 5,451
Capital City Bank Group, Inc. 102,113 2,251
Capstar Financial Holdings, Inc. 171,624 1,958
Capstead Mortgage Corp.(ö) 67,023 348
Carolina Financial Corp. 19,158 648
Carter Bank and Trust 154,108 1,461
Cathay General Bancorp 27,754 775
CBTX, Inc. 11,286 204
CenterState Bank Corp. 178,945 3,112

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Central Valley Community Bancorp 1,131 17
Century Bancorp, Inc. Class A 22,434 1,676
Chemung Financial Corp. 855 21
Civista Bancshares, Inc. 49,880 765
Collectors Universe, Inc. 25,178 553
Columbia Banking System, Inc. 27,798 750
Community Bank System, Inc. 15,690 980
CoreCivic, Inc.(Æ) 82,638 1,084
CorEnergy Infrastructure Trust, Inc.(Ñ)(ö) 45,674 554
CorePoint Lodging, Inc.(ö) 20,220 88
Cowen Group, Inc. Class A 140,258 1,536
CTO Realty Growth, Inc.(Æ) 42,070 1,768
Cullen/Frost Bankers, Inc. 19,900 1,430
CVB Financial Corp. 41,740 868
CyrusOne, Inc.(ö) 24,817 1,741
Deluxe Corp. 21,246 598
DiamondRock Hospitality Co.(ö) 138,600 863
Diversified Healthcare Trust(Æ) 113,328 352
Donegal Group, Inc. Class A 912 13
Eagle Bancorp, Inc. 65,660 2,303
Ellington Financial, Inc.(Ñ)(ö) 65,348 679
Enova International, Inc.(Æ) 16,926 271
Equity Commonwealth(ö)(Û) 57,107 1,938
Equity LifeStyle Properties, Inc. Class A(Ð)
(ö) 22,999 1,387
Essent Group, Ltd. 69,072 1,887
Evercore, Inc. Class A 11,875 613
Everi Holdings, Inc.(Æ)(Ð) 58,840 291
Farmers & Merchants Bancorp, Inc.(Ñ) 26,277 631
FB Financial Corp. 17,751 397
Federated Investors, Inc. Class B 33,003 751
FedNat Holding Co. 9,667 117
FGL Holdings(Ñ) 54,292 564
First BanCorp 27,968 744
First Community Bankshares, Inc. 27,325 644
First Defiance Financial Corp. 47,925 833
First Financial Corp. 3,212 114
First Foundation, Inc. 280,523 3,860
First Interstate BancSystem, Inc. Class A 69,417 2,346
First Midwest Bancorp, Inc. 40,713 602
Forestar Group, Inc.(Æ) 8,058 106
FRP Holdings, Inc.(Æ) 38,998 1,696
Fulton Financial Corp. 54,807 641
Gaming and Leisure Properties, Inc.(ö) 268,682 7,587
GEO Group, Inc. (The)(ö) 47,400 601
Getty Realty Corp.(ö) 68,358 1,857
Glacier Bancorp, Inc. 22,676 864
Global Net Lease, Inc.(ö) 35,361 509
Goosehead Insurance, Inc. Class A(Æ)(Ð)(Ñ) 41,597 2,336
Great Ajax Corp.(ö) 60,640 528
Great Southern Bancorp, Inc. 3,261 139
Great Western Bancorp, Inc. 29,269 550
Green Dot Corp. Class A(Æ)(Ð) 98,223 2,996
Guaranty Bancshares, Inc. 3,359 91
Hallmark Financial Services, Inc.(Æ)(Ð) 209,887 907
Hancock Holding Co. 31,481 658
Hanmi Financial Corp. 62,145 750
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hanover Insurance Group, Inc. (The)(Ð) 21,172 2,125
HarborOne Bancorp, Inc.(Æ) 8,618 69
HCI Group, Inc.(Ð) 6,558 273
Heartland Financial USA, Inc. 15,541 528
Heritage Commerce Corp. 78,731 699
Heritage Insurance Holdings, Inc. 3,099 35
Hilltop Holdings, Inc. 37,547 725
Home Bancorp, Inc. 2,111 54
Home BancShares, Inc. 53,208 816
HomeStreet, Inc. 228,300 5,833
HomeTrust Bancshares, Inc. 7,197 111
Hope Bancorp, Inc. 62,760 624
Houlihan Lokey, Inc. Class A 45,560 2,705
I3 Verticals, Inc. Class A(Æ) 258,026 5,998
Iberiabank Corp. 19,743 819
Independence Realty Trust, Inc.(ö) 382,336 3,850
Independent Bank Corp. 368,167 5,408
Independent Bank Group, Inc.(Ñ) 17,742 538
Industrial Logistics Properties Trust(ö) 72,207 1,350
Innovative Industrial Properties, Inc.(Ñ)(ö) 9,962 782
Invesco Mortgage Capital, Inc.(Ñ)(ö) 69,048 210
Investors Bancorp, Inc. 73,601 685
Investors Real Estate Trust(ö) 45,382 2,842
iStar, Inc.(Ñ)(ö) 40,704 408
James River Group Holdings, Ltd.(Û) 40,386 1,433
Kearny Financial Corp. 394,373 3,668
Kemper Corp. 13,873 933
Kennedy-Wilson Holdings, Inc. 34,866 493
KKR Real Estate Finance Trust, Inc.(Ñ)(ö) 45,326 715
Ladder Capital Corp. Class A(ö) 48,373 385
Lazard, Ltd. Class A 54,906 1,510
LCNB Corp. 39,984 573
LendingClub Corp.(Æ) 57,348 440
LendingTree, Inc.(Æ)(Ñ) 5,882 1,467
Lexington Realty Trust(ö) 64,351 672
Live Oak Bancshares, Inc. 9,720 136
LPL Financial Holdings, Inc.(Û) 32,006 1,927
LTC Properties, Inc.(Ð)(ö) 10,021 357
Macatawa Bank Corp. 63,705 489
Marcus & Millichap, Inc.(Æ)(Ð) 6,487 188
Marlin Business Services Corp. 283 3
Merchants Bancorp 19,687 303
Mercury General Corp.(Ð) 13,160 539
Metropolitan Bank Holding Corp.(Æ) 900 23
MGIC Investment Corp. 90,301 660
National Bank Holdings Corp. Class A 119,801 3,184
National Bankshares, Inc. 21,298 639
National Health Investors, Inc.(ö) 10,321 568
NBT Bancorp, Inc. 21,100 699
New Senior Investment Group, Inc.(ö) 162,539 538
New York Mortgage Trust, Inc.(Ñ)(ö) 92,371 201
Nicolet Bankshares, Inc.(Æ) 11,002 605
Northeast Bank 87,968 1,473
Northrim BanCorp, Inc. 829 19
Northwest Bancshares, Inc. 57,046 605
OFG Bancorp 28,944 364
Old National Bancorp 33,669 477

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Second Bancorp, Inc. 203,503 1,675
Origin Bancorp, Inc. 76,857 1,713
PCSB Financial Corp. 330,042 4,505
Peapack Gladstone Financial Corp. 14,082 266
PennyMac Financial Services, Inc. 15,313 462
Peoples Bancorp, Inc. 22,768 553
People's Utah Bancorp 5,732 123
Physicians Realty Trust(ö) 50,180 774
Piedmont Office Realty Trust, Inc. Class A(ö) 123,720 2,147
Plymouth Industrial REIT, Inc.(ö) 151,153 2,118
Popular, Inc. 126,729 4,891
Potlatch Corp.(ö) 205,456 7,215
Preferred Bank 3,776 144
Protective Insurance Corp. Class B 2,091 33
Provident Financial Services, Inc. 39,402 565
PS Business Parks, Inc.(ö) 10,302 1,330
QCR Holdings, Inc. 16,039 494
Radian Group, Inc. 58,999 884
RE/MAX Holdings, Inc. Class A 23,067 606
RenaissanceRe Holdings, Ltd.(Ð) 12,295 1,795
Renasant Corp. 58,057 1,523
Republic First Bancorp, Inc.(Æ) 8,984 24
Rexford Industrial Realty, Inc.(ö) 21,267 866
Riverview Bancorp, Inc. 81,689 452
RLJ Lodging Trust(ö) 93,746 871
Sabra Health Care REIT, Inc.(ö) 54,385 697
Safety Insurance Group, Inc. 10,258 863
Seacoast Banking Corp. of Florida(Æ) 15,375 345
Selective Insurance Group, Inc. 12,956 649
ServisFirst Bancshares, Inc.(Ñ) 15,469 549
Shore Bancshares, Inc. 46,535 517
Sierra Bancorp 6,732 137
Silvercrest Asset Management Group, Inc.
Class A 135,969 1,384
Simmons First National Corp. Class A 34,475 645
SITE Centers Corp.(ö)(Û) 479,509 2,906
SL Green Realty Corp.(Ð)(ö) 19,100 1,013
SmartFinancial, Inc. 6,475 94
South State Corp. 21,087 1,220
Southern First Bancshares, Inc.(Æ) 8,534 249
Southern National Bancorp of Virginia, Inc. 36,737 370
Spirit of Texas Bancshares, Inc.(Æ) 2,100 24
Spirit Realty Capital, Inc.(Ð)(ö) 34,471 1,060
STAG Industrial, Inc.(ö) 45,109 1,184
Stewart Information Services Corp.(Û) 37,876 1,207
Stifel Financial Corp. 21,417 948
Sunstone Hotel Investors, Inc.(ö) 91,114 837
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 62,089 467
Terreno Realty Corp.(ö) 21,162 1,160
Texas Capital Bancshares, Inc.(Æ)(Ð) 29,538 821
Third Point Reinsurance, Ltd.(Æ) 50,894 379
Timberland Bancorp, Inc. 20,456 396
Tiptree Financial, Inc. Class A 239,868 1,533
TPG RE Finance Trust, Inc.(ö) 53,090 408
TriCo Bancshares 10,500 316
TriState Capital Holdings, Inc.(Æ) 3,613 51
Triumph Bancorp, Inc.(Æ) 54,578 1,512
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trustmark Corp. 29,865 795
UMB Financial Corp. 14,659 745
UMH Properties, Inc.(ö) 326,849 4,246
United Bankshares, Inc.(Ñ) 24,996 749
United Community Banks, Inc. 162,287 3,432
United Insurance Holdings Corp.(Ð) 25,568 219
Universal Insurance Holdings, Inc. 44,256 807
Valley National Bancorp 95,518 799
Velocity Financial, Inc.(Æ) 102,106 387
Voya Financial, Inc.(Û) 42,258 1,909
Waddell & Reed Financial, Inc. Class A(Ð) 144,719 2,106
Walker & Dunlop, Inc. 10,520 404
Washington Federal, Inc. 28,596 765
Washington Prime Group, Inc.(Ñ)(ö) 617,891 531
Washington Trust Bancorp, Inc. 19,315 676
Watford Holdings, Ltd.(Æ) 5,292 65
Webster Financial Corp. 38,907 1,099
Weingarten Realty Investors(Ð)(ö) 43,201 786
WSFS Financial Corp. 23,998 700
Xenia Hotels & Resorts, Inc.(ö) 43,646 423
258,633
Health Care - 16.0%
Acadia Pharmaceuticals, Inc.(Æ)(Ñ) 33,619 1,624
Acceleron Pharma, Inc.(Æ) 23,763 2,151
Accuray, Inc.(Æ) 700,351 1,565
Adverum Biotechnologies, Inc.(Æ)(Ð) 10,642 126
Akcea Therapeutics, Inc.(Æ)(Ñ) 57,175 975
Akebia Therapeutics, Inc.(Æ)(Ð) 39,636 321
Akorn, Inc.(Æ)(Ð) 25,466 5
Alector, Inc.(Æ)(Ñ) 52,827 1,306
Alkermes PLC(Æ) 96,869 1,328
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 188,250 1,224
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 71,400 573
Amedisys, Inc.(Æ) 4,001 737
Amicus Therapeutics, Inc.(Æ) 149,632 1,767
AMN Healthcare Services, Inc.(Æ) 9,770 459
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 68,053 247
ANI Pharmaceuticals, Inc.(Æ) 79,600 3,185
Applied Genetic Technologies Corp.(Æ)(Ð) 235,716 879
Aptinyx, Inc.(Æ) 17,839 50
Arrowhead Pharmaceuticals, Inc.(Æ) 16,023 552
Assertio Therapeutics, Inc.(Æ) 155,301 136
Athenex, Inc.(Æ)(Ð) 16,263 145
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 79,245 310
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ)(Ð)(Ñ) 38,234 1,801
BioLife Solutions, Inc.(Æ)(Ñ) 382,303 4,179
BioSpecifics Technologies Corp.(Æ) 46,561 2,650
BioTelemetry, Inc.(Æ) 156,325 7,301
Bluebird Bio, Inc.(Æ)(Ð) 18,992 1,023
Blueprint Medicines Corp.(Æ) 21,943 1,291
Cardiovascular Systems, Inc.(Æ) 16,554 695
Castlight Health, Inc. Class B(Æ)(Ð) 98,104 72
Cellular Biomedicine Group, Inc.(Æ)(Ñ) 26,415 383
Cerus Corp.(Æ)(Ð) 29,662 182

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Charles River Laboratories International,
Inc.(Æ) 12,973 1,877
Coherus Biosciences, Inc.(Æ)(Ð) 4,653 77
Computer Programs & Systems, Inc.(Û) 16,280 391
Concert Pharmaceuticals, Inc.(Æ)(Ð) 33,734 337
CONMED Corp. 32,698 2,417
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 79,326 514
Corcept Therapeutics, Inc.(Æ)(Ð) 51,020 646
CorVel Corp.(Æ) 26,225 1,382
Corvus Pharmaceuticals, Inc.(Æ)(Ð) 15,513 38
Cross Country Healthcare, Inc.(Æ)(Ð) 15,700 99
Cutera, Inc.(Æ) 6,800 91
Cyclerion Therapeutics, Inc.(Æ) 13,847 54
Cytokinetics, Inc.(Æ) 27,503 416
CytomX Therapeutics, Inc.(Æ) 19,555 202
Denali Therapeutics, Inc.(Æ) 63,292 1,384
Eagle Pharmaceuticals, Inc.(Æ) 27,650 1,409
Editas Medicine, Inc.(Æ)(Ð) 16,724 387
Eidos Therapeutics, Inc.(Æ)(Ñ) 10,718 498
Eiger BioPharmaceuticals, Inc.(Æ)(Ð) 5,698 42
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 42,973 1,993
Endo International PLC(Æ)(Ð) 57,946 267
Ensign Group, Inc. (The) 78,829 2,949
Epizyme, Inc.(Æ) 44,814 738
Esperion Therapeutics, Inc.(Æ)(Ð)(Ñ) 26,296 1,042
Fate Therapeutics, Inc.(Æ) 71,407 1,955
FibroGen, Inc.(Æ) 30,390 1,121
Flexion Therapeutics, Inc.(Æ)(Ð) 20,330 216
Fluidigm Corp.(Æ) 70,980 159
Frequency Therapeutics, Inc.(Æ)(Ñ) 19,815 315
Fulgent Genetics, Inc.(Æ)(Ñ) 326,446 5,540
GenMark Diagnostics, Inc.(Æ)(Ð) 34,065 426
Global Blood Therapeutics, Inc.(Æ)(Ñ) 29,959 2,292
Gossamer Bio, Inc.(Æ) 8,393 109
Gritstone Oncology, Inc.(Æ)(Ñ) 101,772 713
Halozyme Therapeutics, Inc.(Æ) 48,930 1,109
Heron Therapeutics, Inc.(Æ)(Ñ) 47,636 679
Heska Corp.(Æ)(Ñ) 60,924 4,313
HMS Holdings Corp.(Æ) 28,487 817
Homology Medicines, Inc.(Æ)(Ñ) 35,643 431
ICU Medical, Inc.(Æ) 8,184 1,795
ImmunoGen, Inc.(Æ) 11,444 47
Immunomedics, Inc.(Æ)(Ñ) 58,945 1,791
Infinity Pharmaceuticals, Inc.(Æ) 12,300 13
Inspire Medical Systems, Inc.(Æ)(Ð) 6,160 441
Integer Holdings Corp.(Æ) 35,234 2,624
Intercept Pharmaceuticals, Inc.(Æ)(Ð)(Ñ) 20,072 1,644
Intersect ENT, Inc.(Æ)(Ð) 19,248 221
Invacare Corp. 267,159 2,009
Invitae Corp.(Æ)(Ñ) 67,542 1,118
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 21,805 1,211
Iovance Biotherapeutics, Inc.(Æ)(Ñ) 55,324 1,779
iRadimed Corp.(Æ)(Ñ) 180,761 3,933
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,310 365
Joint Corp. (The)(Æ)(Ð) 5,135 62
Lannett Co., Inc.(Æ)(Ð) 9,405 90
LeMaitre Vascular, Inc.(Ñ) 215,680 6,145
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
LHC Group, Inc.(Æ) 16,179 2,103
LivaNova PLC(Æ)(Û) 22,056 1,172
MacroGenics, Inc.(Æ)(Ð) 22,603 163
Magellan Health, Inc.(Æ)(Û) 15,282 928
Medpace Holdings, Inc.(Æ) 53,686 4,287
Menlo Therapeutics, Inc.(Æ) 4,119 7
Meridian Bioscience, Inc.(Æ) 151,514 1,818
Merit Medical Systems, Inc.(Æ)(Ð) 18,112 739
Minerva Neurosciences, Inc.(Æ)(Ð) 11,200 100
Mirati Therapeutics, Inc.(Æ)(Ñ) 13,328 1,133
Molina Healthcare, Inc.(Æ)(Û) 15,541 2,548
Momenta Pharmaceuticals, Inc.(Æ) 39,256 1,244
Myriad Genetics, Inc.(Æ) 62,596 968
Natera, Inc.(Æ) 25,636 950
Natus Medical, Inc.(Æ) 6,734 168
Neogen Corp.(Æ) 50,684 3,172
NeoGenomics, Inc.(Æ) 117,808 3,221
NextGen Healthcare, Inc.(Æ) 9,400 99
NGM Biopharmaceuticals, Inc.(Æ) 11,050 202
Novocure, Ltd.(Æ)(Ð) 6,270 413
Odonate Therapeutics, Inc.(Æ) 2,250 63
Omnicell, Inc.(Æ) 16,804 1,225
Orthofix Medical, Inc.(Æ) 18,550 658
Owens & Minor, Inc. 60,200 426
Pacira BioSciences, Inc.(Æ)(Ð) 18,763 775
Patterson Cos., Inc.(Ñ) 58,358 1,067
PDL BioPharma, Inc.(Æ) 324,552 1,100
Pennpant Group, Inc. (The)(Æ) 138,549 2,742
Personalis, Inc.(Æ) 2,000 21
Pfenex, Inc.(Æ)(Ð) 10,557 61
Portola Pharmaceuticals, Inc.(Æ) 35,314 250
PRA Health Sciences, Inc.(Æ) 33,916 3,273
Prestige Brands Holdings, Inc.(Æ) 120,569 4,906
Principia Biopharma, Inc.(Æ) 12,362 769
Prothena Corp. PLC(Æ)(Ð) 25,500 286
Providence Service Corp. (The)(Æ)(Ð) 9,301 540
PTC Therapeutics, Inc.(Æ)(Ð) 33,856 1,724
Quidel Corp.(Æ) 7,706 1,071
Radius Health, Inc.(Æ)(Ð) 40,185 631
RadNet, Inc.(Æ) 245,442 3,466
Recro Pharma, Inc.(Æ)(Ð) 12,957 110
Repligen Corp.(Æ) 53,217 6,180
Retrophin, Inc.(Æ)(Ð) 27,600 420
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 33,808 61
Rubius Therapeutics, Inc.(Æ) 137,232 830
Sage Therapeutics, Inc.(Æ)(Ð) 5,515 215
Sangamo BioSciences, Inc.(Æ)(Ñ) 49,938 407
SeaSpine Holdings Corp.(Æ) 54,190 558
Seres Therapeutics, Inc.(Æ)(Ð) 28,963 107
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 46,605 135
Spero Therapeutics, Inc.(Æ)(Ð) 4,105 51
Stemline Therapeutics, Inc.(Æ)(Ð) 23,786 124
Strongbridge Biopharma PLC(Æ)(Ð) 29,965 86
Supernus Pharmaceuticals, Inc.(Æ) 24,353 570
Surmodics, Inc.(Æ) 4,507 172
Sutro Biopharma, Inc.(Æ)(Ð) 3,891 38
Syndax Pharmaceuticals, Inc.(Æ) 60,618 1,091

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 145,082 9,188
Tactile Systems Technology, Inc.(Æ)(Ñ) 67,538 3,486
Teladoc Health, Inc.(Æ)(Ñ) 3,903 642
Tenet Healthcare Corp.(Æ)(Ð) 50,655 1,022
Theravance Biopharma, Inc.(Æ)(Ð) 26,668 778
Triple-S Management Corp. Class B(Æ)(Ð) 13,659 231
Ultragenyx Pharmaceutical, Inc.(Æ)(Ñ) 31,405 1,898
United Therapeutics Corp.(Æ)(Ð) 21,529 2,359
UNITY Biotechnology, Inc.(Æ) 18,905 123
Utah Medical Products, Inc. 85,290 7,078
Vanda Pharmaceuticals, Inc.(Æ) 63,866 734
Varex Imaging Corp.(Æ) 106,061 2,772
Veracyte, Inc.(Æ) 22,691 612
WaVe Life Sciences, Ltd.(Æ)(Ð) 4,528 39
XBiotech, Inc.(Æ)(Ñ) 42,110 666
Xencor, Inc.(Æ)(Ñ) 19,045 557
Zogenix, Inc.(Æ) 5,587 158
197,962
Materials and Processing - 6.3%
AdvanSix, Inc.(Æ) 83,803 1,021
Allegheny Technologies, Inc.(Æ)(Ñ) 97,305 731
American Vanguard Corp.(Ñ) 199,243 2,504
American Woodmark Corp.(Æ) 11,405 586
Apogee Enterprises, Inc.(Ð) 22,876 468
Arch Coal, Inc. Class A(Û) 37,766 1,102
Armstrong Flooring, Inc.(Æ) 31,683 67
Armstrong World Industries, Inc. 67,315 5,188
Ashland Global Holdings, Inc.(Ð) 31,263 1,929
Aspen Aerogels, Inc.(Æ) 124,109 695
Atkore International Group, Inc.(Æ) 20,115 490
Balchem Corp. 12,715 1,135
Beacon Roofing Supply, Inc.(Æ) 63,358 1,394
Boise Cascade Co. 29,300 916
Builders FirstSource, Inc.(Æ) 100,551 1,845
Cabot Corp. 26,749 907
Cabot Microelectronics Corp. 22,188 2,719
Caesarstone, Ltd. 94,773 930
Carpenter Technology Corp. 32,812 727
CF Industries Holdings, Inc. 18,136 499
Chemours Co. (The)(Ð) 61,419 720
Comfort Systems USA, Inc. 71,849 2,393
Commercial Metals Co. 55,030 877
Eagle Materials, Inc. 59,705 3,643
Haynes International, Inc. 23,018 508
Huntsman Corp.(Ð) 87,313 1,468
Innospec, Inc. 11,952 867
Insteel Industries, Inc. 72,768 1,279
Intrepid Potash, Inc.(Æ) 713,838 687
KAR Auction Services, Inc. 46,947 703
Kraton Corp.(Æ)(Ð) 15,800 247
Landec Corp.(Æ)(Ð) 411,503 4,588
LB Foster Co. Class A(Æ) 3,100 45
LiqTech International, Inc.(Æ)(Ñ) 507,562 2,147
Louisiana-Pacific Corp.(Ð) 109,335 2,187
Masonite International Corp.(Æ)(Û) 20,745 1,226
MRC Global, Inc.(Æ) 55,107 295
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mueller Industries, Inc. 39,411 1,021
Myers Industries, Inc. 1,200 15
O-I Glass, Inc. Class I(Ð) 101,581 837
Olympic Steel, Inc. 4,685 44
Omega Flex, Inc.(Ñ) 36,700 3,307
Orion Engineered Carbons SA 26,822 244
PGT Innovations, Inc.(Æ) 94,172 974
Quaker Chemical Corp.(Ñ) 9,021 1,372
Rayonier Advanced Materials, Inc.(Ð) 16,858 30
RBC Bearings, Inc.(Æ) 7,080 897
Resideo Technologies, Inc.(Æ)(Ð) 83,302 427
Schnitzer Steel Industries, Inc. Class A 47,373 737
Schweitzer-Mauduit International, Inc. 203,012 6,540
Sealed Air Corp.(Ð) 19,764 565
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 20,222 1,792
Stepan Co.(Û) 18,828 1,796
TimkenSteel Corp.(Æ) 31,500 82
Trex Co., Inc.(Æ)(Ñ) 7,994 761
Trinseo SA 33,233 680
Unifi, Inc.(Æ)(Ð) 19,593 203
Universal Stainless & Alloy Products, Inc.(Æ) 163,086 1,218
Valvoline, Inc. 204,947 3,523
Veritiv Corp.(Æ) 5,601 52
Verso Corp. Class A 5,700 79
Worthington Industries, Inc. 23,142 612
WR Grace & Co.(Ð) 7,000 331
77,872
Producer Durables - 16.5%
ABM Industries, Inc. 12,995 448
ACCO Brands Corp. 618,213 4,575
Adient PLC(Æ)(Ð) 54,884 822
AGCO Corp.(Û) 31,930 1,692
Air Transport Services Group, Inc.(Æ) 211,894 4,289
Albany International Corp. Class A 15,482 792
Allied Motion Technologies, Inc. 66,374 1,913
Alta Equipment Group Inc.(Æ) 197,279 1,032
Applied Industrial Technologies, Inc. 13,749 720
ArcBest Corp. 36,879 751
Arcosa, Inc. 190,202 7,088
Ardmore Shipping Corp. 354,046 2,330
Argan, Inc.(Ð) 86,599 3,251
ASGN, Inc.(Æ) 18,546 861
Astec Industries, Inc.(Ð) 24,186 970
Astronics Corp.(Æ) 28,835 259
AstroNova, Inc. 122,041 858
Axon Enterprise, Inc.(Æ) 26,163 1,902
Babcock & Wilcox Co. (The) Class W(Æ) 79,133 4,199
Barnes Group, Inc. 12,628 485
Barrett Business Services, Inc. 5,780 283
Brady Corp. Class A 5,851 255
Briggs & Stratton Corp. 54,000 123
Brink's Co. (The) 53,713 2,746
CAI International, Inc.(Æ) 2,318 38
Clean Harbors, Inc.(Æ) 23,098 1,235
Commercial Vehicle Group, Inc.(Æ) 29,510 71

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Covenant Transportation Group, Inc. Class
A(Æ) 64,295 571
CRA International, Inc. 132,377 5,576
Cubic Corp. 12,841 491
CyberOptics Corp.(Æ) 29,365 751
Dorian LPG, Ltd.(Æ) 21,930 208
DXP Enterprises, Inc.(Æ) 4,731 71
Echo Global Logistics, Inc.(Æ)(Û) 37,841 663
Element Solutions, Inc.(Æ)(Ð) 578,075 5,926
EMCOR Group, Inc.(Ð) 26,770 1,701
Energy Recovery, Inc.(Æ)(Ð) 3,735 30
EnerSys 18,932 1,105
Euronav NV 112,744 1,205
Evo Payments, Inc. Class A(Æ) 255,257 5,082
ExlService Holdings, Inc.(Æ) 7,527 465
Exponent, Inc. 21,827 1,535
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Franklin Electric Co., Inc. 20,479 1,040
frontdoor, Inc.(Æ)(Û) 197,282 7,636
FTI Consulting, Inc.(Æ) 9,783 1,246
Garrett Motion, Inc.(Æ) 48,158 262
Generac Holdings, Inc.(Æ) 9,297 906
Great Lakes Dredge & Dock Corp.(Æ) 536,258 4,741
Greenbrier Cos., Inc. 29,790 506
Hackett Group, Inc. (The) 85,856 1,273
Harsco Corp.(Æ) 110,234 1,100
Hawaiian Holdings, Inc.(Ñ) 34,901 503
Heidrick & Struggles International, Inc. 9,583 215
Hill International, Inc.(Æ) 275,795 621
HNI Corp.(Û) 61,249 1,491
Howmet Aerospace, Inc. 9,635 126
Hub Group, Inc. Class A(Æ) 24,327 1,170
Hudson, Ltd. Class A(Æ) 343,918 1,685
Hyster-Yale Materials Handling, Inc.(Ð) 9,557 373
ICF International, Inc. 60,918 4,480
InnerWorkings, Inc.(Æ) 1,358 2
Insperity, Inc. 26,480 1,263
International Seaways, Inc. 11,534 279
JetBlue Airways Corp.(Æ)(Ñ) 50,379 491
Kaman Corp. Class A 8,976 348
KBR, Inc. 187,999 3,809
Kennametal, Inc. 50,822 1,302
Kforce, Inc. 11,230 336
Kimball International, Inc. Class B 211,356 2,593
Korn & Ferry International 31,963 921
Kratos Defense & Security Solutions, Inc.(Æ) 241,475 3,627
Landstar System, Inc. 17,100 1,767
LCI Industries 12,815 1,111
Liquidity Services, Inc.(Æ) 273,282 1,366
Lydall, Inc.(Æ) 67,487 756
Manitowoc Co., Inc. (The)(Æ) 32,950 304
ManpowerGroup, Inc.(Ð) 29,035 2,156
Marten Transport, Ltd. 94,365 2,116
MasTec, Inc.(Æ)(Ñ) 34,531 1,240
MAXIMUS, Inc. 63,958 4,306
Mesa Laboratories, Inc.(Ñ) 41,783 9,943
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Methode Electronics, Inc. 23,465 704
Miller Industries, Inc. 35,096 1,066
Mitek Systems, Inc.(Æ) 6,736 63
Modine Manufacturing Co.(Æ)(Ð) 33,413 155
MYR Group, Inc.(Æ)(Ð) 5,021 151
Orion Group Holdings, Inc.(Æ) 287,159 724
Park-Ohio Holdings Corp. 2,740 50
Pitney Bowes, Inc.(Ñ)(Û) 266,944 943
Powell Industries, Inc. 6,539 166
Preformed Line Products Co. 10,981 546
Primoris Services Corp. 4,229 66
Proto Labs, Inc.(Æ)(Ñ) 12,943 1,315
Quanta Services, Inc. 55,538 2,019
Radiant Logistics, Inc.(Æ) 300,032 1,284
Ryder System, Inc.(Ð) 23,900 846
Saia, Inc.(Æ) 25,756 2,383
Schneider National, Inc. Class B 25,406 557
SkyWest, Inc. 109,555 3,391
Spartan Motors, Inc. 234,743 3,308
Spirit Airlines, Inc.(Æ)(Ñ) 37,126 558
Standex International Corp. 16,300 812
StealthGas, Inc.(Æ) 656,801 1,793
Steelcase, Inc. Class A 156,449 1,713
Sterling Construction Co., Inc.(Æ) 5,732 57
Sykes Enterprises, Inc.(Æ) 19,436 556
Teekay Tankers, Ltd. Class A(Æ) 66,834 1,357
Tennant Co. 47,101 2,787
Terex Corp.(Ð) 38,890 591
Tetra Tech, Inc. 8,529 642
TopBuild Corp.(Æ) 23,885 2,226
TreeHouse Foods, Inc.(Æ) 182,745 9,452
TriNet Group, Inc.(Æ) 36,253 1,775
Triumph Group, Inc.(Ð) 33,215 234
TrueBlue, Inc.(Æ) 73,387 1,140
Tutor Perini Corp.(Æ) 230,992 1,617
UFP Industries Inc.(Æ) 16,843 693
Ultralife Corp.(Æ) 240,596 1,696
UniFirst Corp. 4,506 758
Universal Truckload Services, Inc. 105,735 1,473
US Xpress Enterprises, Inc. Class A(Æ) 9,155 40
USA Truck, Inc.(Æ) 138,067 688
Vectrus, Inc.(Æ) 67,623 3,517
Wabash National Corp.(Ð) 37,042 304
Watts Water Technologies, Inc. Class A 10,891 897
Werner Enterprises, Inc.(Ñ) 26,694 1,071
WESCO International, Inc.(Æ)(Ð) 35,275 913
WNS Holdings, Ltd. - ADR(Æ) 118,280 5,777
XPO Logistics, Inc.(Æ) 3,571 238
YRC Worldwide, Inc.(Æ)(Ñ) 263,704 454
204,344
Technology - 15.1%
A10 Networks, Inc.(Æ) 30,935 211
Adesto Technologies Corp.(Æ)(Ñ) 38,579 457
ADTRAN, Inc. 69,240 712
Agilysys, Inc.(Æ)(Ð) 15,725 308
Allot Communications, Ltd.(Æ) 165,716 1,844

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpha & Omega Semiconductor, Ltd.(Æ) 160,135 1,926
Ambarella, Inc.(Æ) 21,702 1,141
American Software, Inc. Class A 242,444 3,996
Amkor Technology, Inc.(Æ) 24,776 245
Anixter International, Inc.(Æ) 10,555 980
APi Group Corp.(Æ)(Þ) 430,753 4,351
Appfolio, Inc. Class A(Æ)(Ñ) 14,361 1,578
Arlo Technologies, Inc.(Æ) 135,813 372
Arrow Electronics, Inc.(Æ)(Û) 32,465 2,043
Asure Software, Inc.(Æ)(Ñ) 98,393 606
Avaya Holdings Corp.(Æ) 137,796 1,369
Avid Technology, Inc.(Æ)(Ð) 33,377 234
Axcelis Technologies, Inc.(Æ) 126,197 2,948
Bandwidth, Inc. Class A(Æ)(Ñ) 9,267 756
Bel Fuse, Inc. Class B(Ð) 9,200 69
Benchmark Electronics, Inc. 86,987 1,797
Benefitfocus, Inc.(Æ)(Ð) 10,084 109
Box, Inc. Class A(Æ)(Û) 294,667 4,756
Brightcove, Inc.(Æ) 5,500 43
Calix, Inc.(Æ) 37,527 432
Cardtronics PLC Class A(Æ) 8,953 205
Casa Systems, Inc.(Æ) 28,019 144
Cerence, Inc.(Æ) 1,382 29
Ceridian HCM Holding, Inc.(Æ)(Ð) 28,995 1,710
ChannelAdvisor Corp.(Æ) 11,683 121
Cirrus Logic, Inc.(Æ)(Û) 46,534 3,517
Cloudera, Inc.(Æ) 96,742 801
CommVault Systems, Inc.(Æ)(Ð) 25,960 1,108
comScore, Inc.(Æ)(Ð) 64,683 187
Comtech Telecommunications Corp.(Ð) 70,265 1,300
Conduent, Inc.(Æ) 120,329 303
Cornerstone OnDemand, Inc.(Æ) 35,933 1,206
Daktronics, Inc. 36,364 164
DASAN Zhone Solutions, Inc.(Æ) 16,238 104
Diebold Nixdorf, Inc.(Æ)(Ñ) 202,822 1,000
Digital Turbine, Inc.(Æ) 416,124 2,439
Donnelley Financial Solutions, Inc.(Æ) 45,033 328
DSP Group, Inc.(Æ) 86,787 1,497
EMCORE Corp.(Æ) 13,519 37
Endava PLC - ADR(Æ) 46,672 2,043
Everbridge, Inc.(Æ) 14,071 1,567
Extreme Networks, Inc.(Æ) 103,084 350
F5 Networks, Inc.(Æ) 3,980 554
Fabrinet(Æ) 11,983 752
FireEye, Inc.(Æ)(Ð) 137,057 1,578
Glu Mobile, Inc.(Æ) 74,144 578
Groupon, Inc. Class A(Æ) 238,948 292
HC2 Holdings, Inc.(Æ) 10,411 28
Infinera Corp.(Æ)(Ð) 122,819 757
Insight Enterprises, Inc.(Æ) 14,955 812
InterDigital, Inc. 12,264 708
Intevac, Inc.(Æ) 7,130 39
iRobot Corp.(Æ)(Ð)(Ñ) 26,340 1,605
Juniper Networks, Inc.(Ð) 40,352 872
Kemet Corp. 23,803 643
Kimball Electronics, Inc.(Æ) 208,347 2,817
Kulicke & Soffa Industries, Inc. 8,565 205
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Liberty Latin America, Ltd. Class C(Æ)(Ð) 103,841 1,074
MACOM Technology Solutions Holdings, Inc.
(Æ)(Ð) 27,259 836
Manhattan Associates, Inc.(Æ)(Ð)(Û) 10,700 759
Maxar Technologies, Inc.(Ñ) 267,213 3,370
MaxLinear, Inc. Class A(Æ) 93,608 1,543
Mercury Systems, Inc.(Æ) 43,406 3,870
MicroStrategy, Inc. Class A(Æ) 23,891 3,018
Mimecast, Ltd.(Æ) 119,096 4,871
MiX Telematics, Ltd. - ADR 59,335 549
MobileIron, Inc.(Æ) 120,734 615
Model N, Inc.(Æ) 74,730 2,157
NAPCO Security Technologies, Inc.(Æ) 252,923 5,069
NCR Corp.(Æ)(Ð) 14,384 295
NeoPhotonics Corp.(Æ) 212,705 2,046
NETGEAR, Inc.(Æ)(Ð) 59,192 1,419
NetScout Systems, Inc.(Æ)(Û) 103,331 2,736
New Relic, Inc.(Æ)(Ð) 13,924 748
nLight, Inc.(Æ) 346,652 5,463
Nuance Communications, Inc.(Æ)(Ð) 79,507 1,606
Nutanix, Inc. Class A(Æ) 20,275 415
NVE Corp. 54,402 3,088
OneSpan, Inc.(Æ) 415,925 6,988
Ooma, Inc.(Æ) 130,721 1,524
PAE, Inc.(Æ)(Ñ) 138,294 1,174
PC Connection, Inc. 10,140 466
PC-Telephone, Inc.(Æ) 103,723 708
PDF Solutions, Inc.(Æ) 151,617 2,422
Pegasystems, Inc. 83,017 6,942
Perspecta, Inc. 92,258 1,990
Pixelworks, Inc.(Æ)(Ð) 6,609 30
Plantronics, Inc. 18,537 262
PlayAGS, Inc.(Æ) 33,686 148
Plexus Corp.(Æ) 8,845 554
Power Integrations, Inc. 13,074 1,338
Pure Storage, Inc. Class A(Æ)(Ð) 119,184 1,716
QAD, Inc. Class A 159,036 6,730
Qualys, Inc.(Æ)(Ñ) 58,639 6,183
Rapid7, Inc.(Æ)(Ð) 21,401 975
Ribbon Communications, Inc.(Æ) 98,681 360
Rubicon Project, Inc. (The)(Æ) 28,709 206
Sanmina Corp.(Æ) 25,263 701
ScanSource, Inc.(Æ) 27,992 726
Seachange International, Inc.(Æ)(Ð) 8,937 27
Silicon Laboratories, Inc.(Æ) 30,872 3,001
Simulations Plus, Inc.(Ñ) 151,652 5,770
Smith Micro Software, Inc.(Æ) 412,534 1,960
Sonos, Inc.(Æ)(Ð) 100,147 1,024
Super Micro Computer, Inc.(Æ) 17,158 393
Synaptics, Inc.(Æ)(Ð) 21,988 1,438
Synchronoss Technologies, Inc.(Æ)(Ð) 29,600 102
Tech Data Corp.(Æ) 12,444 1,750
TeleNav, Inc.(Æ)(Ð) 52,956 247
Tenable Holdings, Inc.(Æ) 20,507 534
Teradata Corp.(Æ)(Ð) 49,655 1,221
TrueCar, Inc.(Æ) 161,300 413
Tucows, Inc. Class A(Æ) 3,578 189

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Unisys Corp.(Æ) 305,225 3,843
Upwork, Inc.(Æ)(Ð) 21,410 178
Varonis Systems, Inc.(Æ)(Ð) 13,353 895
Veeco Instruments, Inc.(Æ) 53,702 587
Verint Systems, Inc.(Æ) 24,353 1,041
Vishay Intertechnology, Inc. 42,544 706
Vocera Communications, Inc.(Æ)(Ð) 17,064 324
Workiva, Inc.(Æ)(Ð) 106,002 4,065
Xperi Corp. 21,643 331
Yelp, Inc. Class A(Æ)(Ð) 54,165 1,211
Zix Corp.(Æ) 624,944 3,425
188,048
Utilities - 4.5%
ALLETE, Inc. 36,759 2,116
American States Water Co. 7,832 622
Avista Corp. 46,517 2,002
Boingo Wireless, Inc.(Æ)(Ð) 14,123 197
Bonanza Creek Energy, Inc.(Æ) 15,972 279
Brigham Minerals, Inc. Class A 198,572 2,560
Cogent Communications Holdings, Inc.(Ð) 70,822 5,937
GCI Liberty, Inc. Class A(Æ) 64,233 3,907
Genie Energy, Ltd. Class B 10 —
Gogo, Inc.(Æ)(Ð) 65,584 107
J2 Global, Inc. 11,823 953
MDU Resources Group, Inc. 346,455 7,781
New Jersey Resources Corp. 272,839 9,216
NorthWestern Corp. 27,247 1,572
NRG Energy, Inc.(Ð) 52,139 1,748
Orbcomm, Inc.(Æ) 64,192 169
Plains GP Holdings, LP Class A(Æ) 53,272 490
Portland General Electric Co.(Û) 92,557 4,331
RGC Resources, Inc. 39,314 978
South Jersey Industries, Inc. 174,323 4,984
Southwest Gas Holdings, Inc. 15,335 1,162
Spok Holdings, Inc. 36,637 376
Talos Energy, Inc.(Æ) 9,404 107
Unitil Corp. 9,120 459
Vistra Energy Corp. 221,441 4,327
56,380
Total Common Stocks
(cost $1,266,176) 1,183,629
Short-Term Investments - 9.1%
U.S. Cash Management Fund(@) 112,799,992 (∞) 112,800
Total Short-Term Investments
(cost $112,787) 112,800
Other Securities - 10.2%
U.S. Cash Collateral Fund( @)(x ) 127,264,880 (∞)
127,265
Total Other Securities
(cost $127,265) 127,265
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 114.7%
(identified cost $1,506,228) 1,423,694
Securities Sold Short - (4.6)%
Consumer Discretionary - (0.7)%
At Home Group, Inc.(Æ) (46,872) (110)
Callaway Golf Co. (1,034) (15)
Carvana Co.(Æ) (208) (17)
Dorman Products, Inc.(Æ) (8,772) (553)
EW Scripps Co. (The) Class A (14,621) (118)
Fox Factory Holding Corp.(Æ) (9,397) (479)
Gannett Co., Inc.(Æ) (211,511) (239)
Gentex Corp. (38,461) (932)
GrowGeneration Corp.(Æ) (21,458) (101)
Guess?, Inc. (39,907) (373)
Harley-Davidson, Inc. (51,697) (1,129)
Johnson Outdoors, Inc. Class A (3,077) (210)
Levi Strauss & Co. Class A (10,957) (141)
Lovesac Co. (The)(Æ) (13,760) (164)
Marine Products Corporation (730) (7)
Monro Muffler Brake, Inc. (12,135) (673)
Newell Rubbermaid, Inc. (61,498) (854)
Party City Holdco, Inc.(Æ) (317,476) (241)
PetIQ, Inc.(Æ) (20,404) (584)
PriceSmart, Inc. (7,820) (497)
Red Lion Hotels Corp.(Æ) (17,441) (28)
SEACOR Marine Holdings, Inc.(Æ) (5,026) (16)
Thor Industries, Inc. (21,502) (1,423)
XPEL, Inc.(Æ) (3,408) (43)
(8,947)
Consumer Staples – (0.0)%
Energizer Holdings, Inc. (9,241) (360)
Limoneira Co. (5,196) (69)
OptimizeRx Corp.(Æ) (14,910) (139)
Simply Good Foods Co. (The)(Æ) (1,000) (19)
(587)
Energy - (0.4)%
Abraxas Petroleum Corp.(Æ) (501,043) (158)
Ameresco, Inc. Class A(Æ) (13,789) (249)
Amplify Energy Corp.(Æ) (41,463) (55)
Antero Resources Corp.(Æ) (442,000) (1,317)
Denbury Resources, Inc.(Æ) (239,658) (85)
Forum Energy Technologies, Inc.(Æ) (62,275) (27)
Gulfport Energy Corp.(Æ) (565,730) (1,445)
Independence Contract Drilling, Inc.(Æ) (170) (1)
KLX Energy Services Holdings, Inc.(Æ) (43,343) (56)
Laredo Petroleum, Inc.(Æ) (353,819) (386)
Noble Energy, Inc. (32,091) (315)
Oasis Petroleum, Inc.(Æ) (366,595) (258)
Panhandle Oil and Gas, Inc. Class A (13,241) (57)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Range Resources Corp. (53,983) (315)
Ring Energy, Inc.(Æ) (58,101) (52)
Smart Sand, Inc.(Æ) (18,659) (15)
Solaris Oilfield Infrastructure, Inc. Class A (32,800) (224)
Unit Corp.(Æ) (203,642) (69)
US Well Services, Inc.(Æ) (3,700) (2)
(5,086)
Financial Services - (1.0)%
AG Mortgage Investment Trust, Inc.(ö) (62,577) (200)
AGNC Investment Corp.(Æ) (58,994) (738)
Allegiance Bancshares, Inc. (5,641) (141)
American Finance Trust, Inc.(ö) (72,334) (558)
Annaly Capital Management, Inc.(ö) (84,518) (528)
Apollo Commercial Real Estate Finance,
Inc.(ö) (63,400) (517)
Arbor Realty Trust, Inc.(ö) (78,900) (544)
Ashford Hospitality Trust, Inc.(ö) (107,099) (88)
Ashford, Inc.(Æ) (1,497) (14)
Cannae Holdings, Inc.(Æ) (22,970) (725)
CareTrust REIT, Inc.(ö) (1,100) (18)
CBL & Associates Properties, Inc.(Æ)(ö) (238,549) (69)
Cherry Hill Mortgage Investment Corp.(ö) (2,424) (17)
Colony Credit Real Estate, Inc.(ö) (38,125) (183)
Dynex Capital, Inc.(ö) (8,024) (115)
eHealth, Inc.(Æ) (1,575) (168)
Exantas Capital Corp.(Æ) (57,572) (170)
First Financial Bancorp (22,000) (338)
Granite Point Mortgage Trust, Inc.(ö) (50,010) (249)
Great Ajax Corp.(ö) (3,966) (35)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (18,540) (519)
I3 Verticals, Inc. Class A(Æ) (9,903) (230)
Jernigan Capital, Inc.(ö) (32,702) (432)
Ladder Capital Corp. Class A(ö) (23,866) (190)
Legacy Housing Corp.(Æ) (1,517) (15)
Moelis & Co. Class A (15,059) (450)
New Residential Investment Corp.(ö) (112,287) (684)
New York Mortgage Trust, Inc.(ö) (480,774) (1,048)
Ocwen Financial Corp.(Æ) (38,968) (16)
PennyMac Mortgage Investment Trust(ö) (49,102) (511)
Ready Capital Corp.(Æ) (65,240) (435)
Redwood Trust, Inc.(ö) (37,701) (155)
TPG RE Finance Trust, Inc.(ö) (71,840) (552)
Two Harbors Investment Corp.(ö) (265,641) (1,214)
Veritex Holdings, Inc. (15,960) (280)
Victory Capital Holdings, Inc. Class A (4,400) (66)
Western Asset Mortgage Capital Corp.(ö) (92,905) (283)
(12,495)
Health Care - (0.9)%
Acadia Pharmaceuticals, Inc.(Æ) (12,593) (608)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ADMA Biologics, Inc.(Æ) (25,477) (75)
Alphatec Holdings, Inc.(Æ) (4,988) (23)
American Renal Associates Holdings, Inc.
(Æ) (10,924) (82)
Arena Pharmaceuticals, Inc.(Æ) (24,646) (1,207)
Axonics Modulation Technologies, Inc.(Æ) (2,700) (87)
BioDelivery Sciences International, Inc.(Æ) (34,296) (156)
Bio-Rad Laboratories, Inc. Class A(Æ) (1,819) (801)
Capital Senior Living Corp.(Æ) (11,241) (9)
CareDx, Inc.(Æ) (2,400) (61)
CASI Pharmaceuticals, Inc.(Æ) (4,700) (9)
Catalent, Inc.(Æ) (17,268) (1,194)
Emergent BioSolutions, Inc.(Æ) (12,000) (887)
EyePoint Pharmaceuticals, Inc.(Æ) (12,112) (12)
Geron Corp.(Æ) (22,151) (26)
Guardant Health, Inc.(Æ) (1,440) (111)
HealthEquity, Inc.(Æ) (18,221) (1,025)
Invitae Corp.(Æ) (25,219) (417)
Karuna Therapeutics, Inc.(Æ) (5,968) (496)
Kodiak Sciences, Inc.(Æ) (896) (49)
Krystal Biotech, Inc.(Æ) (1,786) (84)
LHC Group, Inc.(Æ) (5,123) (666)
MannKind Corp.(Æ) (24,600) (32)
Matinas BioPharma Holdings, Inc.(Æ) (32,800) (25)
MediciNova, Inc.(Æ) (14,129) (73)
Misonix Opco, Inc.(Æ) (2,164) (27)
Momenta Pharmaceuticals, Inc.(Æ) (22,327) (708)
Neogen Corp.(Æ) (5,005) (313)
Phathom Pharmaceuticals, Inc.(Æ) (1,380) (47)
Quanterix Corp.(Æ) (5,158) (135)
Repligen Corp.(Æ) (9,138) (1,061)
Tabula Rasa HealthCare, Inc.(Æ) (10,613) (672)
Vapotherm, Inc.(Æ) (11,007) (223)
(11,401)
Materials and Processing - (0.2)%
Berry Plastics Group, Inc.(Æ) (14,039) (559)
Coeur Mining, Inc.(Æ) (22,800) (96)
Cornerstone Building Brands, Inc.(Æ) (25,856) (138)
Covia Holdings Corp.(Æ) (25,095) (16)
Griffon Corp. (6,703) (110)
Livent Corp.(Æ) (19,300) (120)
LSB Industries, Inc.(Æ) (19,787) (39)
NN, Inc. (39,358) (136)
Quaker Chemical Corp. (7,062) (1,074)
Uranium Energy Corp.(Æ) (76,350) (84)
(2,372)
Producer Durables - (0.4)%
Altra Industrial Motion Corp. (29,200) (815)
Aqua Metals, Inc.(Æ) (12,629) (7)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Coda Octopus Group, Inc.(Æ) (5,590) (34)
Concrete Pumping Holdings, Inc.(Æ) (15,361) (44)
Construction Partners, Inc. Class A(Æ) (9,700) (178)
Fluor Corp. (92,252) (1,079)
Ingersoll Rand, Inc.(Æ) (33,227) (966)
Iteris, Inc.(Æ) (4,520) (18)
Mesa Air Group, Inc.(Æ) (39,692) (180)
NV5 Global, Inc.(Æ) (7,195) (336)
Plug Power, Inc.(Æ) (31,329) (131)
Ranpak Holdings Corp.(Æ) (8,671) (68)
Toro Co. (The) (14,232) (908)
(4,764)
Technology - (0.9)%
Altair Engineering, Inc. Class A(Æ) (16,896) (557)
Alteryx, Inc. Class A(Æ) (1,928) (218)
Appfolio, Inc. Class A(Æ) (6,141) (675)
Brooks Automation, Inc. (2,637) (101)
Calyxt, Inc.(Æ) (12,488) (54)
Cognex Corp. (19,717) (1,089)
Cohu, Inc. (19,260) (318)
Envestnet, Inc.(Æ) (16,518) (1,033)
II-VI, Inc.(Æ) (35,112) (1,209)
Immersion Corp.(Æ) (57,798) (402)
Mercury Systems, Inc.(Æ) (13,135) (1,171)
MongoDB, Inc.(Æ) (1,847) (299)
NAPCO Security Technologies, Inc.(Æ) (18,696) (375)
Onto Innovation, Inc.(Æ) (33,811) (1,098)
Q2 Holdings, Inc.(Æ) (14,482) (1,155)
Science Applications International Corp. (5,611) (458)
TESSCO Technologies, Inc. (14,018) (86)
Upland Software, Inc.(Æ) (5,800) (183)
Zix Corp.(Æ) (59,500) (326)
(10,807)
Utilities - (0.1)%
Chaparral Energy, Inc. Class A(Æ) (50,056) (25)
Earthstone Energy, Inc. Class A(Æ) (29,995) (69)
Extraction Oil & Gas, Inc.(Æ) (44,810) (24)
HighPoint Resources Corp.(Æ) (87,625) (29)
Montage Resources Corp.(Æ) (30,914) (211)
New Fortress Energy LLC(Æ) (10,783) (139)
Penn Virginia Corp.(Æ) (26,841) (169)
SilverBow Resources, Inc.(Æ) (6,463) (35)
(701)
Total Securities Sold Short
(proceeds $61,163) (57,160)
Other Assets and Liabilities, Net
- (10.1%)
(125,602)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
1,240,932

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.4%
APi Group Corp. 04/08/20 430,753 10.13 4,364
4,351
4,351
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 1000 E-Mini Index Futures 1 , 74 6 USD 114,075 06/20
20,239
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
20,239
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 132,441 $ — $ —
$ —
$ 132,441 10. 7
Consumer Staples 49,694 — —
—
49,694 4.0
Energy 18,255 — —
—
18,255 1. 5
Financial Services 258,633 — —
—
258,633 20. 8
Health Care 197,962 — —
—
197,962 1 6 . 0
Materials and Processing 77,872 — —
—
77,872 6. 3
Producer Durables 204,344 — —
—
204,344 16. 5
Technology 188,048 — —
—
188,048 15. 1
Utilities 56,380 — —
—
56,380 4.5
Short-Term Investments — — —
112,800
112,800 9.1
Other Securities — — —
127,265
127,265 10. 2
Total Investments 1,183,629 — — 240,065 1,423,694 114.7
Securities Sold Short
**
(57,160) — — — (57,160) ( 4 . 6 )
Other Assets and Liabilities, Net (10.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 20,239 — — — 20,239 1.6
Total Other Financial Instruments
*
$ 20,239 $ — $ — $ — $ 20,239
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 20,239
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (8,614)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 19,354
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 119,748 $ — $ 119,748
Total Financial and Derivative Assets
119,748 — 119,748
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 119,748 $ — $ 119,748
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 26,577 $ — $ 26,577 $ —
Bank of Nova Scotia
335 — 335 —
Barclays
4,818 — 4,818 —
Citigroup
8,389 — 8,389 —
HSBC
15,110 — 15,110 —
Morgan Stanley
59,249 — 59,249 —
Wells Fargo
5,270 — 5,270 —
Total
$ 119,748 $ — $ 119,748 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 57,160 $ — $ 57,160
Total Financial and Derivative Liabilities
57,160 — 57,160
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 57,160 $ — $ 57,160
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 57,160 $ — $ 57,160 $ —
Total
$ 57,160 $ — $ 57,160 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 97
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,506,228
Investments, at fair value(*)(>) ......................................................................................................................................................
1,423,694
Receivables:
Dividends and interest ....................................................................................................................................................... 201
Dividends from affiliated funds .......................................................................................................................................... 32
Investments sold ................................................................................................................................................................ 6,095
Fund shares sold ................................................................................................................................................................ 1,124
Variation margin on futures contracts ................................................................................................................................. 20,243
Prepaid expenses ........................................................................................................................................................................... 12
Total assets .................................................................................................................................................
1,451,401
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 30
Due to broker (a ) ................................................................................................................................................................ 11,813
Investments purchased ...................................................................................................................................................... 10,058
Fund shares redeemed ....................................................................................................................................................... 3,120
Accrued fees to affiliates .................................................................................................................................................... 814
Other accrued expenses ..................................................................................................................................................... 209
Securities sold short, at fair value(‡) .............................................................................................................................................. 57,160
Payable upon return of securities loaned ....................................................................................................................................... 127,265
Total liabilities .............................................................................................................................................
210,469
Net Assets ............................................................................................................................................................
$ 1,240,932

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
98 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (206,503)
Shares of beneficial interest ...........................................................................................................................................................
586
Additional paid-in capital ..............................................................................................................................................................
1,446,849
Net Assets ............................................................................................................................................................
$ 1,240,932
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 20.95
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 22.23
Class A — Net assets ............................................................................................................................................................. $ 11,568,187
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 552,296
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.18
Class C — Net assets ............................................................................................................................................................. $ 7,850,851
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 409,281
Net asset value per share: Class E(#) ............................................................................................................................................. $ 21.19
Class E — Net assets ............................................................................................................................................................. $ 663,157
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 31,300
Net asset value per share: Class M(#) ............................................................................................................................................ $ 21.19
Class M — Net assets ............................................................................................................................................................ $ 80,266,827
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,788,073
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 21.20
Class R6 — Net assets ........................................................................................................................................................... $ 328,116
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 15,477
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.20
Class S — Net assets ............................................................................................................................................................. $ 905,448,700
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 42,699,803
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 21.21
Class Y — Net assets ............................................................................................................................................................. $ 234,806,567
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 11,070,176
Amounts in thousands
(*)     Securities on loan included in investments $ 119,748
(‡)     Proceeds on securities sold short $ 61,163
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 240,065
(a)      Due to Broker for Futures $ 11,813
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 99
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 10,199
Dividends from affiliated funds ......................................................................................................................................... 360
Securities lending income (net) ......................................................................................................................................... 357
Total investment income ...............................................................................................................................................................
10,916
Expenses
Advisory fees .................................................................................................................................................................... 5,103
Administrative fees ........................................................................................................................................................... 353
Custodian fees ................................................................................................................................................................... 132
Distribution fees - Class A ................................................................................................................................................ 18
Distribution fees - Class C ................................................................................................................................................ 38
Transfer agent fees - Class A ............................................................................................................................................ 14
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 83
Transfer agent fees - Class R6 .......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................. 1,080
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 79
Registration fees ............................................................................................................................................................... 61
Shareholder servicing fees - Class C ................................................................................................................................. 13
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 33
Printing fees ...................................................................................................................................................................... 130
Dividends from securities sold short ................................................................................................................................. 898
Interest expense paid on securities sold short ................................................................................................................... 257
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 8,334
Expense reductions ........................................................................................................................................................... (275)
Net expenses .................................................................................................................................................................................
8,059
Net investment income (loss) ........................................................................................................................................................
2,857
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (104,560)
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (8,614)
Securities sold short .......................................................................................................................................................... 7,905
Net realized gain (loss) ..................................................................................................................................................................
(105,271)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (227,270)
Investments in affiliated funds .......................................................................................................................................... 11
Futures contracts .............................................................................................................................................................. 19,354
Securities sold short .......................................................................................................................................................... 2,307
Net change in unrealized appreciation (depreciation) ................................................................................................................... (205,598)
Net realized and unrealized gain (loss) ......................................................................................................................................... (310,869)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (308,012)

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
100 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,857 $ 8,802
Net realized gain (loss) ...................................................................................................................... (105,271) 41,341
Net change in unrealized appreciation (depreciation) ....................................................................... (205,598) (1,666)
Net increase (decrease) in net assets from operations ............................................................................. (308,012) 48,477
Distributions
To shareholders
Class A .......................................................................................................................................... (620) (2,462)
Class C .......................................................................................................................................... (439) (2,321)
Class E .......................................................................................................................................... (37) (180)
Class M ......................................................................................................................................... (4,042) (4,480)
Class R6 ........................................................................................................................................ (595) (2,009)
Class S ........................................................................................................................................... (51,767) (178,511)
Class Y .......................................................................................................................................... (12,496) (44,913)
Net decrease in net assets from distributions .......................................................................................... (69,996) (234,876)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 45,608 (15,334)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(332,400) (201,733)
Net Assets
Beginning of period .................................................................................................................................
1,573,332 1,775,065
End of period ..........................................................................................................................................
$ 1,240,932 $ 1,573,332

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 101
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 60 $ 1,551 64 $ 1,679
Proceeds from reinvestment of distributions 23 618 104 2,448
Payments for shares redeemed (102) (2,549) (250) (6,892)
Net increase (decrease)
(19) (380) (82) (2,765)
Class C
Proceeds from shares sold 7 144 13 321
Proceeds from reinvestment of distributions 17 438 107 2,317
Payments for shares redeemed (97) (2,242) (215) (5,288)
Net increase (decrease)
(73) (1,660) (95) (2,650)
Class E
Proceeds from shares sold 2 38 6 164
Proceeds from reinvestment of distributions 1 36 7 175
Payments for shares redeemed (10) (252) (69) (2,091)
Net increase (decrease)
(7) (178) (56) (1,752)
Class M
Proceeds from shares sold 1,544 37,120 1,794 48,860
Proceeds from reinvestment of distributions 144 4,041 190 4,480
Payments for shares redeemed (462) (10,917) (462) (12,675)
Net increase (decrease)
1,226 30,244 1,522 40,665
Class R6
Proceeds from shares sold 17 478 474 13,926
Proceeds from reinvestment of distributions 21 595 85 2,008
Payments for shares redeemed (509) (13,776) (145) (3,869)
Net increase (decrease)
(471) (12,703) 414 12,065
Class S
Proceeds from shares sold 7,011 166,585 8,166 221,681
Proceeds from reinvestment of distributions 1,839 51,406 7,481 176,926
Payments for shares redeemed (7,788) (188,524) (17,306) (469,830)
Net increase (decrease)
1,062 29,467 (1,659) (71,223)
Class Y
Proceeds from shares sold 2,653 63,964 603 15,933
Proceeds from reinvestment of distributions 447 12,496 1,900 44,912
Payments for shares redeemed (2,854) (75,642) (1,836) (50,519)
Net increase (decrease)
246 818 667 10,326
Total increase (decrease)
1,964 $ 45,608 711 $ (15,334)

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
102 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 27.44 .01 (5.38) (5.37) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
October 31, 2016 28.33 .10 .88 .98 (.12) (1.87)
October 31, 2015 30.93 .06 (.50) (.44) (.02) (2.14)
Class C
April 30, 2020* 25.19 (.08) (4.94) (5.02) — (.99)
October 31, 2019 29.30 (.12) .1 8 .0 6 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
October 31, 2016 27.13 (.10) .84 .74 — (1.87)
October 31, 2015 29.89 (.16) (.46) (.62) — (2.14)
Class E
April 30, 2020* 27.73 .01 (5.45) (5.44) (.11) (.99)
October 31, 2019 31.57 .08 .2 5 .3 3 — (4.17)
October 31, 2018 34.48 .05 .92 .97 — (3.88)
October 31, 2017 27.45 .07 7.09 7.16 (.07) (.06)
October 31, 2016 28.45 .10 .88 .98 (.11) (1.87)
October 31, 2015 31.03 .06 (.49) (.43) (.01) (2.14)
Class M
April 30, 2020* 27.82 .06 (5.45) (5.39) (.25) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
October 31, 2017(8) 31.94 .01 2.71 2.72 — —
Class R6
April 30, 2020* 27.83 .07 (5.46) (5.39) (.25) (.99)
October 31, 2019 31.81 .17 .25 .42 (.2 3 ) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
October 31, 2016(4) 23.87 .13 3.61 3.74 — —
Class S
April 30, 2020* 27.82 .05 (5.46) (5.41) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.05) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
October 31, 2016 28.59 .16 .89 1.05 (.20) (1.87)
October 31, 2015 31.19 .14 (.51) (.37) (.09) (2.14)
Class Y
April 30, 2020* 27.84 .07 (5.45) (5.38) (.26) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)
October 31, 2016 28.64 .22 .88 1.10 (.26) (1.87)
October 31, 2015 31.24 .20 (.51) (.31) (.15) (2.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 103
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(1.12) 20.95 (20.56) 11,568 1.42 1.42 .08 69
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
(1.99) 27.32 3.99 20,554 1.25 1.25 .37 98
(2.16) 28.33 (1.72) 23,410 1.25 1.25 .20 95
(.99) 19.18 (20.90) 7,851 2.17 2.17 (.67) 69
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(1.87) 26.00 3.19 22,459 2.00 2.00 (.38) 98
(2.14) 27.13 (2.42) 27,794 2.00 2.00 (.55) 95
(1.10) 21.19 (20.59) 663 1.42 1.42 .08 69
(4.17) 27.73 3.33 1,054 1.33 1.33 .28 116
(3.88) 31.57 2.73 2,957 1.24 1.24 .14 73
(.13) 34.48 26.14 2,889 1.25 1.25 .21 109
(1.98) 27.45 3.96 24,161 1.25 1.25 .36 98
(2.15) 28.45 (1.68) 32,486 1.25 1.25 .20 95
(1.24) 21.19 (20.42) 80,267 1.17 1.03 .45 69
(4.39) 27.82 3.7 6 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(1.24) 21.20 (20.43) 328 .98 .96 .52 69
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
— 27.61 15.67 401 .85 .83 .68 98
(1.21) 21.20 (20.50) 905,448 1.17 1.13 .37 69
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(2.07) 27.57 4.22 1,083,721 1.00 1.00 .62 98
(2.23) 28.59 (1.46) 1,335,636 1.00 1.00 .45 95
(1.25) 21.21 (20.40) 234,807 .97 .97 .52 69
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109
(2.13) 27.61 4.42 390,468 .80 .80 .81 98
(2.29) 28.64 (1.26) 476,814 .80 .80 .65 95

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
104 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 642,263
Administration fees 44,992
Distribution fees 6,637
Shareholder servicing fees 1,620
Transfer agent fees 114,549
Trustee fees 3,832
$ 813,893
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 97,831 $ 251,374 $ 221,940 $ — $ — $ 127,265 $ 1,016 $ —
U.S. Cash Management Fund 57,933 510,541 455,683 (2) 11 112,800 360 —
$ 155,764 $ 761,915 $ 677,623 $ (2) $ 11 $ 240,065 $ 1,376 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,503,390,827 $ 272,977,046 $ (389,594,418) $ (116,617,372)

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
International Developed Markets Fund 105
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 820.10 $ 1,018.80
Expenses Paid During Period* $ 5.52 $ 6.12
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 816.90 $ 1,015.07
Expenses Paid During Period* $ 8.90 $ 9.87
* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 820.10 $ 1,018.80
Expenses Paid During Period* $ 5.52 $ 6.12
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
106 International Developed Markets Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 821.70 $ 1,020.74
Expenses Paid During Period* $ 3.76 $ 4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 821.30 $ 1,020.24
Expenses Paid During Period* $ 4.21 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 821.70 $ 1,021 .03
Expenses Paid During Period* $ 3.49 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 87.7%
Argentina - 0.0%
YPF SA - ADR(Ñ) 199,381 766
Australia - 1.5%
AGL Energy, Ltd. 189,132 2,070
Alumina, Ltd. 353,806 392
Australia & New Zealand Banking
Group, Ltd. - ADR 94,190 1,013
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. - ADR 12,834 263
BlueScope Steel, Ltd. 74,397 487
Boral, Ltd. 223,100 436
Commonwealth Bank of Australia - ADR 85,527 3,420
Crown Resorts, Ltd. 53,095 340
CSL, Ltd. 7,456 1,478
Dexus Property Group(Æ)(ö) 69,770 410
Fortescue Metals Group, Ltd. 176,425 1,352
GPT Group (The)(ö) 204,027 553
Insurance Australia Group, Ltd.(Æ) 325,592 1,207
Medibank Pvt , Ltd. 136,152 239
National Australia Bank, Ltd. - ADR 93,315 1,009
Origin Energy, Ltd. 254,903 905
Qantas Airways, Ltd.(Æ) 145,800 361
QBE Insurance Group, Ltd. 173,274 933
Rio Tinto PLC 96,303 4,475
Rio Tinto, Ltd. - ADR 23,675 1,334
Santos, Ltd. 232,335 733
Scentre Group(ö) 365,770 545
South32, Ltd. Class B 323,094 408
Suncorp Group, Ltd.(Æ) 101,183 603
Westpac Banking Corp. 103,231 1,072
26,038
Austria - 0.2%
Erste Group Bank AG 113,147 2,461
OMV AB 22,655 743
3,204
Belgium - 0.4%
Ageas 96,455 3,477
KBC Groep NV 45,529 2,461
Solvay SA 10,732 839
6,777
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 54,032 1,369
Canada - 4.4%
Air Canada Class B(Æ) 19,201 279
ARC Resources, Ltd. 167,349 706
Bank of Montreal(Ñ) 34,336 1,746
Bank of Nova Scotia (The) 51,424 2,061
Barrick Gold Corp. 255,976 6,589
BCE, Inc. 39,062 1,580
Brookfield Asset Management, Inc.
Class A 48,174 1,628
CAE, Inc. 511,553 8,453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cameco Corp. Class A 98,295 979
Canadian Imperial Bank of Commerce 14,996 889
Canadian National Railway Co. 165,143 13,658
Canadian Natural Resources, Ltd. 74,401 1,246
Cenovus Energy, Inc. 140,004 508
CI Financial Corp. 68,520 728
Dollarama , Inc. 61,802 1,938
Enbridge, Inc. 26,713 818
Great-West Lifeco , Inc. 74,128 1,221
iA Financial Corp., Inc. 26,757 869
Imperial Oil, Ltd. 38,670 625
Kinross Gold Corp.(Æ) 477,426 3,156
Magna International, Inc. Class A 32,623 1,271
Manulife Financial Corp. 241,092 3,036
Metro, Inc. Class A 23,747 977
National Bank of Canada 13,570 547
Power Corp. of Canada 81,878 1,309
RioCan Real Estate Investment Trust(ö) 35,110 401
Royal Bank of Canada - GDR 57,057 3,510
Shaw Communications, Inc. Class B 45,757 747
Shopify, Inc. Class A(Æ) 2,408 1,527
Sun Life Financial, Inc. 121,209 4,155
Suncor Energy, Inc. 74,267 1,324
Teck Resources, Ltd. Class B 42,666 376
Toronto-Dominion Bank (The) 118,696 4,959
Tourmaline Oil Corp. 91,225 904
74,720
Cayman Islands - 0.4%
Meituan-Dianping Class B(Æ) 564,500 7,499
China - 3.7%
Alibaba Group Holding, Ltd. - ADR(Æ) 110,533 22,401
China Mobile, Ltd. 663,000 5,303
China Resources Power Holdings Co.,
Ltd. 5,942,000 7,017
China Telecom Corp., Ltd. Class H 12,190,000 4,175
China Unicom Hong Kong, Ltd. 6,484,000 4,166
Dongfeng Motor Group Co., Ltd. Class H 5,866,000 3,820
Lenovo Group, Ltd. 8,786,143 4,705
Ping An Insurance Group Co. of China,
Ltd. Class H 272,522 2,763
Sunny Optical Technology Group Co.,
Ltd. 156,007 2,162
Tencent Holdings, Ltd. 106,388 5,644
62,156
Colombia - 0.0%
Millicom International Cellular SA 2,695 71
Denmark - 2.0%
AP Moller - Maersk A/S Class B 14,893 14,838
Danske Bank A/S 228,584 2,716
Drilling Co. of 1972 A/S (The)(Æ) 9,797 231
DSV A/S 27,912 2,885
H Lundbeck A/S 9,453 345

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
108 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 196,774 12,565
33,580
Finland - 1.1%
Elisa OYJ Class A 27,532 1,674
Kone OYJ Class B 19,450 1,180
Neste OYJ 81,660 2,897
Nokia OYJ 1,288,675 4,652
Nokian Renkaat OYJ 12,343 265
Orion OYJ Class B 10,943 557
Sampo OYJ Class A 63,640 2,111
Stora Enso OYJ Class R 46,777 554
UPM- Kymmene OYJ 131,011 3,630
Wartsila OYJ Abp Class B 32,523 239
17,759
France - 8.1%
Accor SA 52,072 1,448
Airbus Group SE(Æ) 39,274 2,497
Amundi SA(Þ) 117,553 7,814
Arkema SA 9,966 828
Atos SE 13,192 942
AXA SA 253,323 4,503
BNP Paribas SA 158,529 4,990
Bouygues SA - ADR 107,116 3,303
Capgemini SE 18,736 1,762
Carrefour SA 72,151 1,068
Cie Generale des Etablissements
Michelin SCA Class B 85,318 8,339
Compagnie de Saint-Gobain SA 286,829 7,620
Credit Agricole SA 141,376 1,130
Danone SA 23,493 1,630
Dassault Systemes SE 7,298 1,069
Eiffage SA 10,031 822
Engie SA 554,483 6,024
Hermes International 539 395
L'Oreal SA 20,668 6,015
LVMH Moet Hennessy Louis Vuitton
SE - ADR 22,184 8,581
Peugeot SA 64,192 921
Publicis Groupe SA - ADR 195,448 5,817
Renault SA 99,817 1,984
Rexel SA Class H 1,411,885 13,241
Safran SA 23,211 2,146
Sanofi - ADR 50,731 4,963
Schneider Electric SE 156,735 14,358
SCOR SE - ADR 133,756 3,772
Societe Generale SA 196,956 3,083
Total SA 301,350 10,866
Ubisoft Entertainment SA(Æ) 31,767 2,367
Unibail - Rodamco -Westfield(Ñ)(ö) 10,556 622
Valeo SA 28,892 671
Worldline SA(Æ)(Þ) 32,257 2,195
137,786
Germany - 4.1%
1&1 Drillisch AG 11,813 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
adidas AG 50,702 11,607
Allianz SE 15,910 2,947
BASF SE 188,746 9,702
Bayer AG 31,994 2,117
BMW US Capital LLC 18,430 1,090
Brenntag AG 22,371 1,011
Continental AG 9,002 761
Covestro AG(Þ) 207,024 6,983
Daimler AG 161,959 5,591
Deutsche Lufthansa AG 48,381 433
Deutsche Post AG 25,125 748
Deutsche Telekom AG 46,547 680
Evonik Industries AG 28,401 702
Fresenius Medical Care AG & Co. 14,444 1,132
Fresenius SE & Co. KGaA 25,150 1,095
GEA Group AG 24,383 561
Hannover Rueck SE 13,770 2,199
HeidelbergCement AG 17,884 853
Infineon Technologies AG - ADR 115,599 2,148
KION Group AG 10,330 514
Metro AG(Æ) 266,227 680
Metro AG 90,600 788
Muenchener Rueckversicherungs-
Gesellschaft AG 20,338 4,482
Salzgitter AG 33,573 449
SAP SE - ADR 8,431 1,006
Siemens AG 54,252 5,039
Uniper SE 15,068 404
Zalando SE(Æ)(Þ) 50,285 2,449
68,446
Hong Kong - 2.4%
AIA Group, Ltd. 1,780,946 16,210
CK Asset Holdings, Ltd. 678,657 4,195
CK Infrastructure Holdings, Ltd. 198,500 1,179
CLP Holdings, Ltd. 161,500 1,723
Galaxy Entertainment Group, Ltd. 368,000 2,337
Hang Seng Bank, Ltd. 132,400 2,323
Henderson Land Development Co., Ltd. 209,720 847
Hongkong Land Holdings, Ltd. 169,000 710
Jardine Matheson Holdings, Ltd. 28,700 1,254
Jardine Strategic Holdings, Ltd. 22,900 492
New World Development Co., Ltd. 845,000 992
Power Assets Holdings, Ltd. 157,500 1,040
Sino Land Co., Ltd. 486,000 677
Sun Hung Kai Properties, Ltd. 113,500 1,536
Swire Pacific, Ltd. Class A 77,500 498
Swire Properties, Ltd. 110,200 310
Techtronic Industries Co., Ltd. 273,289 2,030
WH Group, Ltd.(Þ) 1,096,500 1,050
Wharf Real Estate Investment Co., Ltd. 120,000 510
Wheelock & Co., Ltd. 119,000 867
40,780
India - 1.2%
Canara Bank(Æ) 695,582 809
HDFC Bank, Ltd. - ADR 20,708 898

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Housing Development Finance Corp.,
Ltd. 659,690 16,626
NTPC, Ltd. 186,941 235
Oil & Natural Gas Corp., Ltd. 874,110 924
Zee Entertainment Enterprises, Ltd. 518,695 1,089
20,581
Ireland - 2.6%
AIB Group PLC 1,047,485 1,437
Allegion PLC 119,104 11,975
Bank of Ireland Group PLC 756,679 1,531
CRH PLC 40,850 1,235
Flutter Entertainment PLC 8,390 1,028
Kerry Group PLC Class A 103,498 11,871
Linde PLC 79,348 14,749
43,826
Israel - 0.2%
Bank Hapoalim BM 164,379 1,056
Bank Leumi Le-Israel BM 202,892 1,102
Isracard , Ltd. 8,127 21
Israel Chemicals, Ltd. 152,231 530
Israel Discount Bank, Ltd. Class A 143,483 469
Mizrahi Tefahot Bank, Ltd. 20,349 420
3,598
Italy - 2.2%
Assicurazioni Generali SpA 267,308 3,820
Atlantia SpA 61,913 1,010
BPER Banca 290,026 717
Davide Campari-Milano SpA 307,161 2,384
Enel SpA 1,103,926 7,559
ENI SpA - ADR 685,274 6,512
Ferrari NV 17,114 2,694
FinecoBank Banca Fineco SpA 72,935 812
Intesa Sanpaolo SpA 839,600 1,313
Mediobanca Banca di Credito
Finanziario SpA 89,926 522
Moncler SpA 54,034 2,036
Poste Italiane SpA (Þ) 68,029 579
Saipem SpA (Æ) 642,684 1,652
Telecom Italia SpA (Æ) 1,026,920 408
UniCredit SpA (Æ) 782,918 6,048
38,066
Japan - 18.7%
ANA Holdings, Inc. 19,000 404
Asahi Glass Co., Ltd. 26,400 658
Asahi Kasei Corp. 89,300 631
Astellas Pharma, Inc. 254,600 4,214
Benesse Holdings, Inc. 38,500 1,094
Bridgestone Corp. 100,300 3,137
Brother Industries, Ltd. 33,500 568
Canon, Inc. 115,000 2,430
Central Japan Railway Co. 8,400 1,321
Chiyoda Corp.(Æ)(Ñ) 164,500 373
Chubu Electric Power Co., Inc. 82,000 1,108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citizen Watch Co., Ltd. 347,800 1,229
Concordia Financial Group, Ltd. 171,000 525
Dai-ichi Life Holdings, Inc. 537,025 6,744
Daito Trust Construction Co., Ltd. 14,700 1,405
Daiwa House Industry Co., Ltd. 26,600 678
DeNA Co., Ltd. 133,400 1,639
Denso Corp. 100,500 3,542
Eisai Co., Ltd. 69,110 4,815
Electric Power Development Co., Ltd. 29,300 587
Fuji Heavy Industries, Ltd. 154,100 3,102
Fuji Media Holdings, Inc. 26,900 268
FUJIFILM Holdings Corp. 36,000 1,721
Fujitsu, Ltd. 85,700 8,349
Fukuoka Financial Group, Inc. 100,700 1,444
GMO Payment Gateway, Inc. 27,800 2,484
Gree , Inc. 315,900 1,246
Hitachi Metals, Ltd. 801,400 7,816
Hitachi, Ltd. 33,000 990
Honda Motor Co., Ltd. 843,370 20,361
Iida Group Holdings Co., Ltd. 252,700 3,364
Inpex Corp. 1,645,400 10,485
Isuzu Motors, Ltd. 172,400 1,315
ITOCHU Corp. 120,700 2,372
Japan Airlines Co., Ltd. 23,000 412
Japan Exchange Group, Inc. 47,200 881
Japan Post Holdings Co., Ltd. 94,300 755
Japan Tobacco, Inc. 72,700 1,359
JGC Holdings Corp. 285,800 2,780
JSR Corp. 180,000 3,390
JX Holdings, Inc. 2,037,300 7,217
Kajima Corp. 65,100 681
KDDI Corp. 181,800 5,239
Keyence Corp. 26,900 9,664
Kirin Holdings Co., Ltd. 72,300 1,393
Komatsu, Ltd. 259,300 4,943
Kyocera Corp. 44,900 2,400
Marubeni Corp. 226,600 1,098
Mitsubishi Chemical Holdings Corp. 145,900 834
Mitsubishi Corp. 82,400 1,755
Mitsubishi Electric Corp. 297,100 3,678
Mitsubishi Estate Co., Ltd. 206,500 3,361
Mitsubishi Heavy Industries, Ltd. 131,300 3,358
Mitsubishi Motors Corp. 511,800 1,444
Mitsubishi UFJ Financial Group, Inc. 1,972,600 7,927
Mitsui & Co., Ltd. 351,000 4,923
Mitsui Chemicals, Inc. 33,000 649
MS&AD Insurance Group Holdings, Inc. 116,600 3,370
Murata Manufacturing Co., Ltd. 41,800 2,325
Nikon Corp. 230,700 2,150
Nintendo Co., Ltd. 2,920 1,209
Nippon Steel Corp. 76,400 645
Nippon Telegraph & Telephone Corp. 100,864 2,298
Nippon Television Holdings, Inc. 140,200 1,568
Nissan Motor Co., Ltd. 831,400 2,845
Nitto Denko Corp. 78,100 3,907
Nomura Holdings, Inc. 659,600 2,744
Nomura Real Estate Holdings, Inc. 20,900 342

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
110 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NTT DOCOMO, Inc. 144,700 4,247
Obayashi Corp. 94,100 828
ORIX Corp. 106,400 1,267
Osaka Gas Co., Ltd. 55,400 1,027
Otsuka Holdings Co., Ltd. 28,700 1,130
Panasonic Corp. 944,200 7,218
Resona Holdings, Inc. 2,094,100 6,527
Sekisui Chemical Co., Ltd. 52,700 668
Sekisui House, Ltd. 85,400 1,470
Shimamura Co., Ltd. 57,600 3,629
Shimizu Corp. 71,200 551
Shin-Etsu Chemical Co., Ltd. 132,094 14,634
SMC Corp. 3,400 1,555
SoftBank Corp. 53,200 2,275
Sompo Japan Nipponkoa Holdings, Inc. 37,500 1,214
Sony Corp. 44,650 2,865
Sumitomo Chemical Co., Ltd. 183,500 566
Sumitomo Corp. 125,500 1,427
Sumitomo Electric Industries, Ltd. 109,300 1,124
Sumitomo Mitsui Financial Group, Inc. 434,600 11,445
Sumitomo Mitsui Trust Holdings, Inc. 165,200 4,827
Suzuki Motor Corp. 80,200 2,574
T&D Holdings, Inc. 697,400 6,042
Taiheiyo Cement Corp. 17,900 354
Takeda Pharmaceutical Co., Ltd. 191,200 6,866
Teijin, Ltd. 28,400 454
THK Co., Ltd. 86,800 2,085
Tohoku Electric Power Co., Inc. 72,200 679
Tokio Marine Holdings, Inc. 68,900 3,248
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 202,300 681
Tokyo Electron, Ltd. 23,900 5,056
Tokyo Gas Co., Ltd. 42,400 927
Tokyu Fudosan Holdings Corp. 98,500 486
Toppan Printing Co., Ltd. 43,400 647
Toray Industries, Inc. 200,800 925
Tosoh Corp. 45,500 559
Toyota Industries Corp. 18,400 926
Toyota Motor Corp. 71,500 4,413
Toyota Tsusho Corp. 31,800 760
Trend Micro, Inc. 189,900 9,604
Yahoo! Japan Corp. 872,000 3,373
317,116
Jersey - 0.1%
Ferguson PLC 13,285 961
Luxembourg - 0.8%
ArcelorMittal SA(Æ) 42,154 463
Eurofins Scientific SE 17,862 9,894
RTL Group SA 56,969 1,903
Tenaris SA 143,420 1,007
13,267
Macao - 0.2%
Sands China, Ltd. 607,915 2,444
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Malaysia - 0.1%
CIMB Group Holdings BHD 1,776,900 1,417
Mexico - 0.3%
Grupo Televisa SAB - ADR 796,255 4,260
Netherlands - 3.8%
ABN AMRO Bank NV(Þ) 432,742 3,324
Adyen NV(Æ)(Þ) 3,064 3,014
Aegon NV 205,279 530
Akzo Nobel NV 11,011 836
ASML Holding NV 21,550 6,401
Exor NV 10,714 587
Heineken NV 223,624 19,040
ING Groep NV 1,961,290 10,782
Koninklijke Ahold Delhaize NV 94,920 2,307
Koninklijke KPN NV 1,644,923 3,810
NN Group NV 37,239 1,079
Randstad NV 17,252 693
Royal Dutch Shell PLC Class A(Ñ) 583,277 9,908
Royal Dutch Shell PLC Class B 55,000 893
TNT NV - ADR 674,274 1,161
64,365
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 221,793 2,608
Meridian Energy, Ltd. 131,688 359
Spark New Zealand, Ltd. 174,453 471
3,438
Norway - 0.7%
DNB ASA 108,213 1,315
Mowi ASA 58,184 999
Norsk Hydro ASA 1,336,827 3,424
Orkla ASA 142,210 1,289
Statoil ASA Class N 330,417 4,638
Yara International ASA 21,697 741
12,406
Portugal - 0.1%
Energias de Portugal SA 350,639 1,481
Russia - 0.5%
Gazprom PJSC - ADR 502,857 2,557
Lukoil PJSC - ADR 14,137 928
Sberbank of Russia PJSC - ADR 159,522 1,702
VEON, Ltd.(Æ) 766,790 1,311
Yandex NV Class A(Æ)(Ñ) 64,881 2,451
8,949
Singapore - 1.2%
CapitaLand, Ltd.(Æ) 371,900 785
DBS Group Holdings, Ltd. 352,400 4,940
Genting Singapore, Ltd. 593,200 326
Oversea-Chinese Banking Corp., Ltd. 126,724 810
Singapore Airlines, Ltd.(Æ) 93,700 401

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Technologies Engineering,
Ltd. 124,800 301
Singapore Telecommunications, Ltd. 1,397,700 2,781
United Overseas Bank, Ltd. 104,200 1,489
Wilmar International, Ltd. 3,181,700 8,025
19,858
South Africa - 0.5%
Anglo American PLC 230,930 4,123
Gold Fields, Ltd. - ADR 266,339 1,955
Impala Platinum Holdings, Ltd. 206,404 1,252
MTN Group, Ltd.(Ñ) 359,492 944
8,274
South Korea - 2.0%
Hankook Tire Co., Ltd. 48,976 847
KB Financial Group, Inc. 142,715 4,091
KT Corp. - ADR 418,301 4,104
LG Household & Health Care, Ltd. 8,125 9,190
POSCO 31,645 4,762
Samsung Electronics Co., Ltd. 72,033 2,968
Shinhan Financial Group Co., Ltd. 285,888 7,109
33,071
Spain - 1.6%
ACS Actividades de Construccion y
Servicios SA 31,769 794
Banco Bilbao Vizcaya Argentaria SA
- ADR 329,663 1,081
Banco Santander SA - ADR 507,637 1,135
Bankia SA 2,303,752 2,347
Bankinter SA 77,291 319
CaixaBank SA 2,184,473 3,933
Cellnex Telecom SA(Þ) 156,868 8,225
Enagas SA 35,578 831
Endesa SA - ADR 80,673 1,792
Gas Natural SDG SA 39,648 701
Iberdrola SA 126,963 1,273
Industria de Diseno Textil SA 71,445 1,823
Red Electrica Corp. SA 60,245 1,061
Repsol SA - ADR 123,669 1,129
Telefonica SA - ADR 231,613 1,057
27,501
Sweden - 1.3%
Assa Abloy AB Class B 130,931 2,357
Atlas Copco AB(Æ) 89,992 3,122
Bausch & Lomb, Inc.(Æ)(Ñ) 77,390 1,584
ICA Gruppen AB 9,256 404
Investor AB Class B 9,626 483
Kinnevik AB Class B 30,708 634
Sandvik AB(Æ) 188,044 2,908
Skandinaviska Enskilda Banken AB
Class A(Ñ) 168,052 1,381
SKF AB Class B 55,061 876
Svenska Handelsbanken AB Class A(Æ) 68,097 629
Swedish Match AB 40,109 2,485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonaktiebolaget LM Ericsson Class B 426,009 3,709
Volvo AB Class B 108,154 1,395
21,967
Switzerland - 7.9%
ABB, Ltd. 146,317 2,781
Adecco SA 161,483 7,087
Alcon, Inc.(Æ) 34,376 1,816
Baloise Holding AG 9,750 1,461
Cie Financiere Richemont SA 6,643 378
Credit Suisse Group AG 364,292 3,299
Glencore PLC(Æ) 509,612 946
Julius Baer Group, Ltd. 117,130 4,598
Kuehne & Nagel International AG 7,456 1,067
LafargeHolcim , Ltd.(Æ) 182,556 7,583
Lonza Group AG 4,176 1,825
Nestle SA 292,293 30,877
Novartis AG 198,980 16,974
Partners Group Holding AG 7,347 5,792
Roche Holding AG 51,411 17,882
SGS SA 884 2,003
Swiss Life Holding AG 3,782 1,341
Swiss Re AG 45,762 3,307
Swisscom AG 1,051 547
Temenos AG 17,397 2,267
UBS Group AG 1,501,380 16,107
Zurich Insurance Group AG 14,272 4,550
134,488
Taiwan - 2.2%
Catcher Technology Co., Ltd. 666,000 5,024
Hon Hai Precision Industry Co., Ltd. 2,299,241 5,855
Innolux Corp. 6,684,000 1,440
MediaTek , Inc. 206,000 2,816
Shin Kong Financial Holding Co., Ltd. 6,252,000 1,763
Taiwan Semiconductor Manufacturing
Co., Ltd. 450,000 4,522
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 294,372 15,641
37,061
Thailand - 0.1%
Kasikornbank PCL 873,200 2,307
United Kingdom - 9.5%
3i Group PLC 168,383 1,665
Admiral Group PLC 31,503 925
Ashtead Group PLC 36,692 1,007
Associated British Foods PLC 12,204 291
AstraZeneca PLC 84,204 8,833
Aviva PLC 1,092,945 3,333
Babcock International Group PLC 408,373 2,170
BAE Systems PLC 151,271 970
Barclays PLC 2,010,834 2,686
Barratt Developments PLC 147,531 966
Berkeley Group Holdings PLC 31,499 1,661
BP PLC 1,967,951 7,771

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
112 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
British American Tobacco PLC 74,297 2,885
British Land Co. PLC (The)(ö) 295,516 1,507
BT Group PLC 2,293,257 3,356
Centrica PLC 2,378,800 1,197
Coca-Cola European Partners PLC 6,675 265
Compass Group PLC 405,338 6,829
Diageo PLC 156,501 5,425
Direct Line Insurance Group PLC 370,066 1,272
Experian PLC 12,270 368
Fiat Chrysler Automobiles NV 109,706 966
GlaxoSmithKline PLC - ADR 55,528 1,163
HSBC Holdings PLC 1,658,018 8,562
Imperial Tobacco Group PLC 34,525 731
InterContinental Hotels Group PLC(Æ) 5,666 258
J Sainsbury PLC 4,600,557 11,488
John Wood Group PLC 2,479,963 6,340
Johnson Matthey PLC 33,946 853
Kingfisher PLC 1,603,410 3,180
Land Securities Group PLC(ö) 197,092 1,645
Legal & General Group PLC 469,694 1,213
Lloyds Banking Group PLC 3,247,530 1,321
London Stock Exchange Group PLC 26,966 2,535
M&G PLC 328,369 548
Marks & Spencer Group PLC 891,124 1,035
Mondi PLC 50,961 906
National Grid PLC 74,641 879
Persimmon PLC Class A 41,982 1,167
Prudential PLC 88,746 1,264
Reckitt Benckiser Group PLC 4,406 368
RELX PLC 16,183 367
Royal Bank of Scotland Group PLC 1,952,459 2,722
RSA Insurance Group PLC 256,610 1,169
Scottish & Southern Energy PLC 58,371 920
Segro PLC(ö) 154,011 1,611
Smith & Nephew PLC 186,377 3,661
Smiths Group PLC 20,157 315
St. James's Place PLC 99,274 1,066
Standard Chartered PLC 1,935,838 9,948
Standard Life Aberdeen PLC(Æ) 725,269 2,023
Taylor Wimpey PLC 475,272 881
TechnipFMC PLC 646,931 5,764
Tesco PLC 2,036,081 6,034
Travis Perkins PLC 642,686 8,424
Unilever NV 32,583 1,629
Unilever PLC 15,879 821
Vodafone Group PLC 4,693,025 6,636
Wausau Paper Corp. 616,977 4,834
160,629
United States - 1.3%
Accenture PLC Class A 57,413 10,631
Carnival Corp. 22,913 315
CK Hutchison Holdings, Ltd. Class B 175,631 1,274
Mylan NV(Æ) 313,810 5,263
Ovintiv , Inc.(Ñ) 171,965 1,075
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spotify Technology SA(Æ) 18,794 2,849
21,407
Total Common Stocks
(cost $1,878,900) 1,483,689
Preferred Stocks - 1.6%
Germany - 0.8%
Porsche Automobil Holding SE
4.792% (Ÿ) 120,627 13,843
South Korea - 0.8%
Samsung Electronics Co., Ltd.
3.272% (Ÿ) 373,140 12,995
Total Preferred Stocks
(cost $31,623) 26,838
Short-Term Investments - 6.0%
United States - 6.0%
U.S. Cash Management Fund(@) 101,848,301 (∞) 101,848
Total Short-Term Investments
(cost $101,830) 101,848
Other Securities - 0.9%
U.S. Cash Collateral Fund(x)(@) 14,578,521 (∞) 14,579
Total Other Securities
(cost $14,579) 14,579
Total Investments - 96.2%
(identified cost $2,026,932) 1,626,954
Other Assets and Liabilities, Net
- 3.8%
65,018
Net Assets - 100.0%
1,691,972

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 113
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.1%
ABN AMRO Bank NV 05/24/17 EUR 432,742 16 .36 7,081
3,324
Adyen NV 07/26/19 EUR 3,064 753 .63 2,309
3,014
Amundi SA 02/28/19 EUR 117,553 66 .03 7,763
7,814
Cellnex Telecom SA 06/19/17 EUR 156,868 23 .91 3,751
8,225
Covestro AG 04/27/17 EUR 207,024 36 .71 7,601
6,983
Poste Italiane SpA 04/25/18 EUR 68,029 9 .20 626
579
WH Group, Ltd. 04/05/16 HKD 1,096,500 1 .04 1,136
1,050
Worldline SA 05/03/19 EUR 32,257 74 .06 2,389
2,195
Zalando SE 05/12/15 EUR 50,285 48 .54 2,441
2,449
35,633
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 1,9 21 EUR 55,459 06/20
10,797
FTSE 100 Index Futures 9 37 GBP 55,142 06/20
9,927
MSCI EAFE Index Futures 1 , 744 USD 142,860 06/20
15,360
S&P/TSX 60 Index Futures 4 32 CAD 76,740 06/20
6,588
SPI 200 Index Futures 376 AUD 52,076 06/20
2,755
TOPIX Index Futures 2 81 JPY 4,085,740 06/20
2,054
Short Positions
Hang Seng Index Futures 2 0 8 HKD 254,821 05/20
(880)
MSCI Emerging Markets Index Futures 3 , 344 USD 151,466 06/20
(14,851)
S&P 500 E-Mini Index Futures 5 85 USD 84,895 06/20
(9,635)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
22,115
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 15,174 AUD 23,284 06/17/20 1
Bank of Montreal USD 13,249 CAD 18,215 06/17/20 (161)
Bank of Montreal USD 4,664 EUR 4,108 06/17/20 (158)
Bank of Montreal USD 12,428 GBP 9,606 06/17/20 (328)
Bank of Montreal USD 23,706 JPY 2,468,250 06/17/20 (693)
Bank of Montreal USD 4,537 SEK 42,948 06/17/20 (133)
Bank of Montreal EUR 28,559 USD 31,425 06/17/20 102
Bank of Montreal NOK 40,594 USD 4,209 06/17/20 246
Bank of New York USD 15,173 AUD 23,284 06/17/20 2
Bank of New York USD 13,254 CAD 18,215 06/17/20 (166)
Bank of New York USD 4,674 EUR 4,108 06/17/20 (168)
Bank of New York USD 12,428 GBP 9,606 06/17/20 (328)
Bank of New York USD 23,673 JPY 2,468,250 06/17/20 (660)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 4,548 SEK 42,948 06/17/20 (144)
Bank of New York JPY 850,282 USD 7,902 06/17/20 (26)
Bank of New York NOK 40,594 USD 4,227 06/17/20 263
Citigroup USD 15,150 AUD 23,284 06/17/20 25
Citigroup USD 13,264 CAD 18,215 06/17/20 (177)
Citigroup USD 4,648 EUR 4,108 06/17/20 (142)
Citigroup USD 12,399 GBP 9,606 06/17/20 (298)
Citigroup USD 16,629 JPY 1,787,870 06/17/20 40
Citigroup USD 23,565 JPY 2,468,250 06/17/20 (551)
Citigroup USD 4,529 SEK 42,948 06/17/20 (125)
Citigroup NOK 40,594 USD 4,201 06/17/20 238
Royal Bank of Canada USD 15,173 AUD 23,284 06/17/20 2
Royal Bank of Canada USD 13,253 CAD 18,215 06/17/20 (166)
Royal Bank of Canada USD 4,676 EUR 4,108 06/17/20 (170)
Royal Bank of Canada USD 917 GBP 729 05/04/20 —
Royal Bank of Canada USD 12,429 GBP 9,606 06/17/20 (328)
Royal Bank of Canada USD 23,691 JPY 2,468,250 06/17/20 (677)
Royal Bank of Canada USD 4,550 SEK 42,948 06/17/20 (146)
Royal Bank of Canada AUD 39,003 USD 24,793 06/17/20 (627)
Royal Bank of Canada CAD 1,178 USD 845 05/04/20 (2)
Royal Bank of Canada EUR 230 USD 252 05/05/20 —
Royal Bank of Canada GBP 13,428 USD 16,574 06/17/20 (341)
Royal Bank of Canada NOK 40,594 USD 4,228 06/17/20 265
Standard Chartered USD 15,200 AUD 23,284 06/17/20 (25)
Standard Chartered USD 13,255 CAD 18,215 06/17/20 (168)
Standard Chartered USD 4,673 EUR 4,108 06/17/20 (167)
Standard Chartered USD 12,440 GBP 9,606 06/17/20 (339)
Standard Chartered USD 23,653 JPY 2,468,250 06/17/20 (640)
Standard Chartered USD 4,555 SEK 42,948 06/17/20 (150)
Standard Chartered NOK 40,594 USD 4,223 06/17/20 260
State Street USD 13,925 EUR 13,000 06/17/20 334
State Street USD 10,548 JPY 1,166,000 06/17/20 324
State Street CHF 11,340 USD 12,207 06/17/20 445
State Street DKK 76,550 USD 11,672 06/17/20 421
State Street EUR 23,013 USD 24,806 06/17/20 (434)
State Street GBP 3,000 USD 3,482 06/17/20 (297)
State Street JPY 6,850,465 USD 65,775 06/17/20 1,902
State Street SEK 144,000 USD 13,885 06/17/20 (883)
Toronto Dominion Bank CAD 22,253 USD 15,644 06/17/20 (344)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(5,292)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 766 $ — $ —
$ —
$ 766 —*
Australia — 26,038 —
—
26,038 1.5
Austria — 3,204 —
—
3,204 0.2
Belgium — 6,777 —
—
6,777 0.4
Brazil 1,369 — —
—
1,369 0.1
Canada 74,720 — —
—
74,720 4.4
Cayman Islands — 7,499 —
—
7,499 0.4
China 22,402 39,754 —
—
62,156 3.7
Colombia — 71 —
—
71 —*
Denmark — 33,580 —
—
33,580 2.0
Finland — 17,759 —
—
17,759 1.1
France — 137,786 —
—
137,786 8.1
Germany — 68,446 —
—
68,446 4.1
Hong Kong — 40,780 —
—
40,780 2.4
India 898 19,683 —
—
20,581 1.2
Ireland 11,975 31,851 —
—
43,826 2.6
Israel — 3,598 —
—
3,598 0.2
Italy — 38,066 —
—
38,066 2.2
Japan — 317,116 —
—
317,116 18.7
Jersey — 961 —
—
961 0.1
Luxembourg — 13,267 —
—
13,267 0.8
Macao — 2,444 —
—
2,444 0.2
Malaysia — 1,417 —
—
1,417 0.1
Mexico 4,260 — —
—
4,260 0.3
Netherlands — 64,365 —
—
64,365 3.8
New Zealand — 3,438 —
—
3,438 0.2
Norway — 12,406 —
—
12,406 0.7
Portugal — 1,481 —
—
1,481 0.1
Russia 3,762 5,187 —
—
8,949 0.5
Singapore — 19,858 —
—
19,858 1.2
South Africa 1,955 6,319 —
—
8,274 0.5
South Korea 4,104 28,967 —
—
33,071 2.0
Spain — 27,501 —
—
27,501 1.6
Sweden — 21,967 —
—
21,967 1.3
Switzerland — 134,488 —
—
134,488 7.9
Taiwan 15,640 21,421 —
—
37,061 2.2
Thailand — 2,307 —
—
2,307 0.1
United Kingdom 6,029 154,600 —
—
160,629 9.5
United States 19,818 1,589 —
—
21,407 1.3

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks — 26,838 — — 26,838 1.6
Short-Term Investments — — — 101,848 101,848 6.0
Other Securities — — — 14,579 14,579 0.9
Total Investments 167,698 1,342,829 — 116,427 1,626,954 96.2
Other Assets and Liabilities, Net 3.8
100.0
Other Financial Instruments
Assets
Futures Contracts 47,481 — — — 47,481 2.8
Foreign Currency Exchange Contracts — 4,870 — — 4,870 0.3
A
Liabilities
Futures Contracts (25,366) — — — (25,366) (1.5)
Foreign Currency Exchange Contracts (2) (10,160) — — (10,162) (0.6)
Total Other Financial Instruments
**
$ 22,113 $ (5,290) $ — $ — $ 16,823
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
186,921
Consumer Staples ...................................................................
80,731
Energy ....................................................................................
90,876
Financial Services ...................................................................
367,591
Health Care .............................................................................
110,172
Materials and Processing ........................................................
169,022
Producer Durables ..................................................................
205,208
Technology ..............................................................................
181,179
Utilities ...................................................................................
91,989
Preferred Stocks
Consumer Discretionary ..........................................................
13,843

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 117
Technology ..............................................................................
12,995
Short-Term Investments ................................................................
101,848
Other Securities ...........................................................................
14,579
Total Investments .................................................................... 1,626,954

See accompanying notes which are an integral part of the financial statements.
118 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4,870
Variation margin on futures contracts* 47,481 —
Total
$ 47,481 $ 4,870
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 25,366 $ —
Unrealized depreciation on foreign currency exchange contracts — 10,162
Total
$ 25,366 $ 10,162
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (16,661) $ —
Foreign currency exchange contracts — (4,852)
Total
$ (16,661) $ (4,852)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 15,971 $ —
Foreign currency exchange contracts — (4,355)
Total
$ 15,971 $ (4,355)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 119
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 13,599 $ — $ 13,599
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,870 — 4,870
Total Financial and Derivative Assets
18,469 — 18,469
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 18,469 $ — $ 18,469
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 3,553 $ — $ 3,553 $ —
Bank of Montreal
348 348 — —
Bank of New York
265 265 — —
Bank of Nova Scotia
1,658 — 1,658 —
Barclays
1,978 — 1,978 —
Citigroup
3,681 304 3,376 1
Credit Suisse
944 — 944 —
Morgan Stanley
2,090 — 2,090 —
Royal Bank of Canada
267 267 — —
Standard Chartered
260 260 — —
State Street
3,425 1,613 — 1,812
Total
$ 18,469 $ 3,057 $ 13,599 $ 1,813

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 10,162 $ — $ 10,162
Total Financial and Derivative Liabilities
10,162 — 10,162
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 10,160 $ — $ 10,160
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1,472 $ 348 $ — $ 1,124
Bank of New York 1,492 265 — 1,227
Citigroup 1,294 304 — 990
Royal Bank of Canada 2,456 267 — 2,189
Standard Chartered 1,489 260 — 1,229
State Street 1,613 1,613 — —
Toronto Dominion Bank 344 — — 344
Total
$ 10,160 $ 3,057 $ — $ 7,103
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,026,932
Investments, at fair value(*)(>) ......................................................................................................................................................
1,626,954
Foreign currency holdings(^) ......................................................................................................................................................... 3,972
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,870
Receivables:
Dividends and interest ....................................................................................................................................................... 6,113
Dividends from affiliated funds .......................................................................................................................................... 39
Investments sold ................................................................................................................................................................ 2,102
Fund shares sold ................................................................................................................................................................ 1,954
Foreign capital gains taxes recoverable ............................................................................................................................. 3,936
From broker(a) ................................................................................................................................................................... 53,340
Variation margin on futures contracts ................................................................................................................................. 22,139
Prepaid expenses ........................................................................................................................................................................... 17
Total assets .................................................................................................................................................
1,725,436
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1,149
Investments purchased ...................................................................................................................................................... 1,921
Fund shares redeemed ....................................................................................................................................................... 4,212
Accrued fees to affiliates .................................................................................................................................................... 1,125
Other accrued expenses ..................................................................................................................................................... 316
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 10,162
Payable upon return of securities loaned ....................................................................................................................................... 14,579
Total liabilities .............................................................................................................................................
33,464
Net Assets ............................................................................................................................................................
$ 1,691,972

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (537,43 9 )
Shares of beneficial interest ...........................................................................................................................................................
578
Additional paid-in capital ..............................................................................................................................................................
2,228,83 3
Net Assets ............................................................................................................................................................
$ 1,691,97 2
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 29.26
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 31.05
Class A — Net assets ............................................................................................................................................................. $ 17,678,800
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 604,228
Net asset value per share: Class C(#) ............................................................................................................................................. $ 29.52
Class C — Net assets ............................................................................................................................................................. $ 9,058,121
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 306,835
Net asset value per share: Class E(#) ............................................................................................................................................. $ 29.58
Class E — Net assets ............................................................................................................................................................. $ 972,379
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 32,875
Net asset value per share: Class M(#) ............................................................................................................................................ $ 29.25
Class M — Net assets ............................................................................................................................................................ $ 182,006,134
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,222,993
Net asset value per share: Class S(#) .............................................................................................................................................. $ 29.27
Class S — Net assets ............................................................................................................................................................. $ 1,442,662,079
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 49,286,777
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 29.28
Class Y — Net assets ............................................................................................................................................................. $ 39,594,899
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,352,438
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,954
(*)     Securities on loan included in investments $ 13,599
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 116,427
(a)     Receivable from Broker for Futures $ 53,340
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 22,727
Dividends from affiliated funds ......................................................................................................................................... 463
Interest .............................................................................................................................................................................. 162
Securities lending income (net) ......................................................................................................................................... 74
Less foreign taxes withheld ............................................................................................................................................... (2,523)
Total investment income ...............................................................................................................................................................
20,903
Expenses
Advisory fees .................................................................................................................................................................... 7,090
Administrative fees ........................................................................................................................................................... 491
Custodian fees ................................................................................................................................................................... 262
Distribution fees - Class A ................................................................................................................................................ 27
Distribution fees - Class C ................................................................................................................................................ 43
Transfer agent fees - Class A ............................................................................................................................................ 22
Transfer agent fees - Class C ............................................................................................................................................. 12
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 205
Transfer agent fees - Class S ............................................................................................................................................. 1,748
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 105
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ................................................................................................................................. 14
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 49
Printing fees ...................................................................................................................................................................... 121
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 10,278
Expense reductions ........................................................................................................................................................... (896)
Net expenses .................................................................................................................................................................................
9,382
Net investment income (loss) ........................................................................................................................................................
11,521
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 25,018
Investments in affiliated funds .......................................................................................................................................... 23
Futures contracts .............................................................................................................................................................. (16,661)
Foreign currency exchange contracts ................................................................................................................................ (4,852)
Foreign currency-related transactions ............................................................................................................................... (120)
Net realized gain (loss) ..................................................................................................................................................................
3,408
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (405,003)
Investments in affiliated funds .......................................................................................................................................... 19
Futures contracts .............................................................................................................................................................. 15,971
Foreign currency exchange contracts ................................................................................................................................ (4,355)
Foreign currency-related transactions ............................................................................................................................... 395
Net change in unrealized appreciation (depreciation) ................................................................................................................... (392,973)
Net realized and unrealized gain (loss) ......................................................................................................................................... (389,565)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (378,044)

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,521 $ 55,510
Net realized gain (loss) ...................................................................................................................... 3,408 (89,671)
Net change in unrealized appreciation (depreciation) ....................................................................... (392,973) 196,073
Net increase (decrease) in net assets from operations ............................................................................. (378,044) 161,912
Distributions
To shareholders
Class A .......................................................................................................................................... (636) (1,991)
Class C .......................................................................................................................................... (215) (1,182)
Class E .......................................................................................................................................... (3 6 ) (171)
Class M ......................................................................................................................................... (7,033) (6,506)
Class S ........................................................................................................................................... (58,426) (181,388)
Class Y .......................................................................................................................................... (1,333) (1,600)
Net decrease in net assets from distributions .......................................................................................... (67,67 9 ) (192,838)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 2,933 (507,477)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(442,7 90 ) (538,403)
Net Assets
Beginning of period .................................................................................................................................
2,134,762 2,673,165
End of period ..........................................................................................................................................
$ 1,691,97 2 $ 2,134,762

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited)
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
70
$ 2,517
87
$ 3,100
Proceeds from reinvestment of distributions
17
635
61
1,976
Payments for shares redeemed
(130)
(4,381)
(321)
(11,298)
Net increase (decrease)
(43)
(1,229)
(173)
(6,222)
Class C
Proceeds from shares sold
6
207
16
563
Proceeds from reinvestment of distributions
6
214
36
1,181
Payments for shares redeemed
(95)
(3,273)
(181)
(6,376)
Net increase (decrease)
(83)
(2,852)
(129)
(4,632)
Class E
Proceeds from shares sold
1
45
4
128
Proceeds from reinvestment of distributions
1
33
5
165
Payments for shares redeemed
(14)
(492)
(29)
(1,003)
Net increase (decrease)
(12)
(414)
(20)
(710)
Class M
Proceeds from shares sold
1,737
58,418
4,097
142,589
Proceeds from reinvestment of distributions
189
7,033
202
6,506
Payments for shares redeemed
(995)
(31,237)
(1,342)
(46,679)
Net increase (decrease)
931
34,214
2,957
102,416
Class S
Proceeds from shares sold
6,987
231,296
7,069
247,351
Proceeds from reinvestment of distributions
1,561
58,039
5,577
179,980
Payments for shares redeemed
(10,475)
(343,658)
(29,347)
(1,025,783)
Net increase (decrease)
(1,927)
(54,323)
(16,701)
(598,452)
Class Y
Proceeds from shares sold
762
26,525
80
2,749
Proceeds from reinvestment of distributions
36
1,333
49
1,600
Payments for shares redeemed
(9)
(321)
(120)
(4,226)
Net increase (decrease)
789
27,537
9
123
Total increase (decrease)
(345)
$ 2,933
(14,057)
$ (507,477)

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 36.64 .14 (6.52) (6.38) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
October 31, 2016 34.96 .55 (1.21) (.66) (.38) —
October 31, 2015 35.77 .53 (.79) (.26) (.55) —
Class C
April 30, 2020* 36.74 .01 (6.60) (6.59) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
October 31, 2016 34.86 .29 (1.20) (.91) (.08) —
October 31, 2015 35.62 .26 (.78) (.52) (.24) —
Class E
April 30, 2020* 36.97 .14 (6.59) (6.45) (.94) —
October 31, 2019 37.22 .75 1.67 2.42 (.68) (1.99)
October 31, 2018 41.10 .67 (4.05) (3.38) (.50) —
October 31, 2017 34.04 .13 7.64 7.77 (.71) —
October 31, 2016 35.01 .55 (1.21) (.66) (.31) —
October 31, 2015 35.81 .54 (.81) (.27) (.53) —
Class M
April 30, 2020* 36.71 .21 (6.51) (6.30) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(8) 36.02 .40 4.67 5.07 — —
Class S
April 30, 2020* 36.71 .19 (6.51) (6.32) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
October 31, 2016 35.04 .62 (1.20) (.58) (.46) —
October 31, 2015 35.86 .63 (.81) (.18) (.64) —
Class Y
April 30, 2020* 36.75 .24 (6.53) (6.29) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —
October 31, 2016 35.08 .70 (1.21) (.51) (.52) —
October 31, 2015 35.90 .25 (.36) (.11) (.71) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 127
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(1.00) 29.26 (17.99) 17,679 1.26 1.22 .85 43
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.38) 33.92 (1.87) 27,053 1.23 1.23 1.66 68
(.55) 34.96 (.71) 29,385 1.27 1.27 1.49 66
(.63) 29.52 (18.31) 9,058 2.01 1.97 .07 43
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(.08) 33.87 (2.60) 26,698 1.98 1.98 .88 68
(.24) 34.86 (1.46) 32,495 2.02 2.02 .72 66
(.94) 29.58 (17.99) 972 1.26 1.22 .84 43
(2.67) 36.97 7.47 1,663 1.25 1.21 2.12 58
(.50) 37.22 (8.35) 2,411 1.25 1.22 1.63 75
(.71) 41.10 23.27 3,556 1.26 1.26 .36 104
(.31) 34.04 (1.86) 48,643 1.23 1.23 1.64 68
(.53) 35.01 (.74) 51,939 1.27 1.27 1.51 66
(1.16) 29.25 (17.83) 182,006 1.01 .83 1.26 43
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(1.12) 29.27 (17.87) 1,442,662 1.01 .93 1.13 43
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(.46) 34.00 (1.61) 1,879,757 .98 .98 1.87 68
(.64) 35.04 (.48) 2,102,634 1.02 1.02 1.77 66
(1.18) 29.28 (17.83) 39,595 .82 .77 1.42 43
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104
(.52) 34.05 (1.41) 12,660 .78 .78 2.13 68
(.71) 35.08 (.28) 14,428 .81 .81 .72 66

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
128 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 848,036
Administration fees 64,823
Distribution fees 8,922
Shareholder servicing fees 2,004
Transfer agent fees 193,673
Trustee fees 7,882
$ 1,125,340
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,243 $ 143,737 $ 137,401 $ — $ — $ 14,579 $ 110 $ —
U.S. Cash Management Fund 9,725 1,014,517 922,436 23 19 101,848 463 —
$ 17,968 $ 1,158,254 $ 1,059,837 $ 23 $ 19 $ 116,427 $ 573 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,060,968,461 $ 111,643,302 $ (528,833,484) $ (417,190,182)

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Global Equity Fund 129
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 899.20 $ 1,018.00
Expenses Paid During Period* $ 6.52 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 896.60 $ 1,014. 27
Expenses Paid During Period* $ 10.04 $ 10.67
* Expenses are equal to the Fund's annualized expense ratio of 2.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 899.00 $ 1,018.00
Expenses Paid During Period* $ 6.52 $ 6.92
* Expenses are equal to the Fund's annualized expense ratio of 1.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
130 Global Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 901.70 $ 1,019.74
Expenses Paid During Period* $ 4.87 $ 5.17
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 900.70 $ 1,019.24
Expenses Paid During Period* $ 5.34 $ 5.67
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 900.70 $ 1,020.24
Expenses Paid During Period* $ 4.39 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 89.8%
Argentina - 0.0%
YPF SA - ADR(Ñ) 68,293 262
Australia - 0.5%
AGL Energy, Ltd. 14,831 162
ASX, Ltd. - ADR 4,881 256
Brambles, Ltd. 43,478 310
CIMIC Group, Ltd. 7,327 116
Commonwealth Bank of Australia - ADR 13,976 560
Dexus Property Group(Æ)(ö) 25,481 150
Origin Energy, Ltd. 26,360 94
QBE Insurance Group, Ltd. 17,492 94
Rio Tinto PLC 6,063 282
Rio Tinto, Ltd. - ADR 2,236 126
Santos, Ltd. 26,955 85
South32, Ltd. Class B 84,905 107
Suncorp Group, Ltd.(Æ) 17,451 104
Wesfarmers, Ltd.(Æ) 19,811 478
2,924
Austria - 0.1%
Erste Group Bank AG 31,029 675
Belgium - 0.2%
Ageas 32,643 1,177
Galapagos NV(Æ) 1,478 327
1,504
Bermuda - 0.0%
Arch Capital Group, Ltd.(Æ) 3,637 87
Canada - 3.0%
ARC Resources, Ltd.(Ñ) 76,004 321
Bank of Montreal 2,723 138
Bank of Nova Scotia (The) 2,892 116
Barrick Gold Corp. 106,055 2,731
Brookfield Asset Management, Inc.
Class A 9,249 313
BRP, Inc. 8,167 244
CAE, Inc. 114,056 1,885
Cameco Corp. Class A 42,665 425
Canadian Imperial Bank of Commerce 1,956 116
Canadian National Railway Co. 29,945 2,476
Canadian Natural Resources, Ltd. 6,668 112
Cenovus Energy, Inc. 15,486 56
Enbridge, Inc. 7,391 226
Fairfax Financial Holdings, Ltd. 333 90
Great-West Lifeco , Inc. 8,866 146
iA Financial Corp., Inc. 4,046 131
Intact Financial Corp. 11,363 1,081
Kinross Gold Corp.(Æ) 202,402 1,338
Loblaw Cos., Ltd. 3,057 150
Magna International, Inc. Class A 2,911 113
Manulife Financial Corp. 8,218 103
National Bank of Canada 2,858 115
Nutrien , Ltd. 4,199 150
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rogers Communications, Inc. Class B 3,184 133
Royal Bank of Canada - GDR 3,239 199
Shopify, Inc. Class A(Æ) 609 386
Sun Life Financial, Inc. 14,618 501
Suncor Energy, Inc. 140,291 2,503
Thomson Reuters Corp.(Æ) 5,134 362
Toronto-Dominion Bank (The) 18,929 791
Tourmaline Oil Corp. 39,188 389
17,840
China - 3.3%
Alibaba Group Holding, Ltd. - ADR(Æ) 38,644 7,831
Anta Sports Products, Ltd. 79,000 675
China Construction Bank Corp. Class H 2,110,074 1,701
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Mobile, Ltd. 272,000 2,176
China Telecom Corp., Ltd. Class H 4,972,000 1,703
China Tower Corp., Ltd. Class H(Æ)(Þ) 2,808,000 626
China Unicom Hong Kong, Ltd. 2,658,000 1,708
Dongfeng Motor Group Co., Ltd. Class H 2,390,000 1,556
Industrial & Commercial Bank of China,
Ltd. Class H 786,000 528
Tencent Holdings, Ltd. 20,689 1,098
19,602
Colombia - 0.0%
Millicom International Cellular SA 1,340 35
Denmark - 0.7%
AP Moller - Maersk A/S Class B 1,634 1,628
Drilling Co. of 1972 A/S (The)(Æ) 2,432 57
H Lundbeck A/S 5,069 185
Novo Nordisk A/S Class B 39,313 2,510
4,380
Finland - 0.6%
Elisa OYJ Class A 4,060 247
Neste OYJ 10,005 355
Nokia OYJ 527,934 1,906
Nokian Renkaat OYJ 5,161 111
Orion OYJ Class B 4,512 229
Sampo OYJ Class A 10,730 356
UPM- Kymmene OYJ 21,034 583
3,787
France - 3.6%
AXA SA 76,412 1,358
BNP Paribas SA 123,343 3,882
Carrefour SA 9,401 139
Cie Generale des Etablissements
Michelin SCA Class B 1,178 115
Compagnie de Saint-Gobain SA 108,849 2,892
Dassault Systemes SE 1,015 149
Eiffage SA 1,376 113
Engie SA 171,876 1,867
LVMH Moet Hennessy Louis Vuitton
SE - ADR 4,172 1,614

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
132 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peugeot SA 6,628 95
Renault SA 33,886 673
Rexel SA Class H 176,420 1,655
Schneider Electric SE 8,864 812
SCOR SE - ADR 11,512 325
Societe Generale SA 70,998 1,111
Total SA 96,879 3,493
Unibail - Rodamco -Westfield(ö) 997 59
Worldline SA(Æ)(Þ) 13,904 946
21,298
Germany - 1.3%
adidas AG 9,585 2,194
Allianz SE 807 149
BASF SE 2,882 148
Bayer AG 3,546 235
BMW US Capital LLC 2,362 140
Daimler AG 58,774 2,029
Deutsche Lufthansa AG 78,442 702
Fresenius SE & Co. KGaA 2,638 115
Hannover Rueck SE 2,313 369
HeidelbergCement AG 2,217 106
Metro AG(Æ) 97,370 249
Metro AG 32,859 286
Muenchener Rueckversicherungs-
Gesellschaft AG 3,476 766
Salzgitter AG 15,356 205
Siemens AG 2,235 208
Uniper SE 4,807 129
8,030
Hong Kong - 1.5%
AIA Group, Ltd. 386,400 3,517
Cathay Pacific Airways, Ltd.(Ñ) 251,300 298
China Overseas Land & Investment, Ltd. 232,400 838
CK Asset Holdings, Ltd. 196,500 1,215
CLP Holdings, Ltd. 36,500 389
Hang Seng Bank, Ltd. 7,000 123
Jardine Matheson Holdings, Ltd. 2,800 122
Link Real Estate Investment Trust(ö) 20,798 184
Meituan-Dianping Class B(Æ) 126,800 1,684
MTR Corp., Ltd. 43,000 236
Power Assets Holdings, Ltd. 41,500 274
Sun Hung Kai Properties, Ltd. 10,000 135
WH Group, Ltd.(Þ) 150,000 144
9,159
India - 0.6%
HDFC Bank, Ltd. - ADR 78,838 3,418
Ireland - 2.6%
AIB Group PLC 482,924 662
Allegion PLC 26,690 2,683
Bank of Ireland Group PLC 341,848 692
CRH PLC 8,766 266
Kerry Group PLC Class A 23,011 2,639
Linde PLC 18,123 3,369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Medtronic PLC 46,092 4,500
Trane Technologies PLC 7,429 649
15,460
Israel - 0.0%
Bank Leumi Le-Israel BM 21,481 117
Italy - 1.1%
Assicurazioni Generali SpA 68,143 974
Atlantia SpA 6,940 113
BPER Banca 133,966 331
ENI SpA - ADR 246,845 2,346
FinecoBank Banca Fineco SpA 15,076 168
Intesa Sanpaolo SpA 60,221 94
Saipem SpA (Æ) 285,563 734
UniCredit SpA (Æ) 202,190 1,562
6,322
Japan - 9.5%
Asahi Kasei Corp. 13,800 98
Benesse Holdings, Inc. 14,100 401
Bridgestone Corp. 15,600 488
Canon, Inc. 46,100 974
Central Japan Railway Co. 900 142
Chiyoda Corp.(Æ)(Ñ) 78,100 177
Chubu Electric Power Co., Inc. 11,000 149
Citizen Watch Co., Ltd. 152,800 540
Dai-ichi Life Holdings, Inc. 106,200 1,334
Daiwa House Industry Co., Ltd. 5,000 127
DeNA Co., Ltd. 60,300 741
Denso Corp. 3,800 134
Eisai Co., Ltd. 18,200 1,268
Fuji Heavy Industries, Ltd. 23,100 465
Fuji Media Holdings, Inc. 18,100 181
FUJIFILM Holdings Corp. 3,200 153
Fujitsu, Ltd. 9,300 906
Gree , Inc. 136,100 537
Hitachi, Ltd. 6,600 198
Honda Motor Co., Ltd. 156,577 3,779
Inpex Corp. 212,700 1,356
ITOCHU Corp. 10,200 200
Japan Exchange Group, Inc. 9,100 170
Japan Post Holdings Co., Ltd. 16,600 133
JGC Holdings Corp. 109,000 1,060
JSR Corp. 65,600 1,235
JX Holdings, Inc. 30,650 109
KDDI Corp. 25,500 735
Keyence Corp. 4,900 1,760
Komatsu, Ltd. 6,400 122
Marubeni Corp. 21,000 102
Medipal Holdings Corp. 6,600 128
Mitsubishi Chemical Holdings Corp. 20,800 119
Mitsubishi Corp. 10,400 222
Mitsubishi Estate Co., Ltd. 85,200 1,387
Mitsubishi Heavy Industries, Ltd. 41,100 1,051
Mitsubishi Motors Corp. 217,100 612
Mitsubishi UFJ Financial Group, Inc. 681,300 2,737

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui & Co., Ltd. 12,400 174
MS&AD Insurance Group Holdings, Inc. 4,700 136
Nexon Co., Ltd. 44,680 723
Nikon Corp. 95,500 890
Nintendo Co., Ltd. 1,300 538
Nippon Shinyaku Co., Ltd. 10,500 737
Nippon Steel Corp. 10,300 87
Nippon Telegraph & Telephone Corp. 6,100 139
Nippon Television Holdings, Inc. 55,500 621
Nissan Motor Co., Ltd. 269,400 922
Nitto Denko Corp. 24,800 1,241
Nomura Holdings, Inc. 288,000 1,198
NTT DOCOMO, Inc. 22,700 666
ORIX Corp. 9,400 112
Resona Holdings, Inc. 416,400 1,298
Sekisui House, Ltd. 7,300 126
Shimamura Co., Ltd. 21,000 1,323
Shin-Etsu Chemical Co., Ltd. 24,900 2,758
SoftBank Group Corp. 4,800 205
Sompo Japan Nipponkoa Holdings, Inc. 3,900 126
Sumitomo Corp. 10,400 118
Sumitomo Electric Industries, Ltd. 10,300 106
Sumitomo Metal Mining Co., Ltd. 37,600 944
Sumitomo Mitsui Financial Group, Inc. 167,600 4,413
Sumitomo Mitsui Trust Holdings, Inc. 58,000 1,695
T&D Holdings, Inc. 260,200 2,254
Takeda Pharmaceutical Co., Ltd. 78,800 2,829
THK Co., Ltd. 39,100 939
Tokio Marine Holdings, Inc. 12,600 594
Tokyo Electron, Ltd. 4,200 889
Tokyo Gas Co., Ltd. 6,400 140
Toray Industries, Inc. 22,900 106
Toyota Motor Corp. 5,200 321
United Urban Investment Corp.(ö) 102 102
Yahoo! Japan Corp. 314,300 1,216
56,716
Jersey - 0.1%
Ferguson PLC 4,300 311
Luxembourg - 0.5%
Eurofins Scientific SE 4,039 2,237
RTL Group SA 14,786 494
Tenaris SA 21,830 153
2,884
Malaysia - 0.1%
CIMB Group Holdings BHD 641,900 512
Mexico - 0.2%
Grupo Televisa SAB - ADR 179,598 961
Netherlands - 1.9%
ABN AMRO Bank NV(Þ) 147,094 1,130
ASML Holding NV Class G 819 236
Heineken NV 66,352 5,649
ING Groep NV 571,623 3,143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koninklijke Ahold Delhaize NV 5,879 143
NN Group NV 4,133 120
Royal Dutch Shell PLC Class A 10,535 176
TNT NV - ADR 311,927 537
11,134
Norway - 0.5%
DNB ASA 8,434 102
Mowi ASA 11,563 198
Norsk Hydro ASA 478,855 1,226
Statoil ASA Class N 115,380 1,621
3,147
Portugal - 0.0%
Energias de Portugal SA 36,637 155
Russia - 0.5%
Gazprom PJSC - ADR 207,471 1,055
Lukoil PJSC - ADR 6,394 419
Sberbank of Russia PJSC - ADR 72,072 769
VEON, Ltd.(Æ) 342,561 586
2,829
Singapore - 0.4%
DBS Group Holdings, Ltd. 41,800 586
Singapore Telecommunications, Ltd. 180,600 359
United Overseas Bank, Ltd. 92,301 1,319
Venture Corp., Ltd. 18,800 211
2,475
South Africa - 0.5%
Anglo American PLC 68,092 1,217
Gold Fields, Ltd. - ADR 111,307 817
Impala Platinum Holdings, Ltd. 78,731 477
MTN Group, Ltd. 132,267 347
2,858
South Korea - 2.2%
Hankook Tire Co., Ltd. 16,947 293
KB Financial Group, Inc. 58,680 1,682
KT Corp. - ADR 170,812 1,676
Samsung Electronics Co., Ltd. 175,796 7,244
Shinhan Financial Group Co., Ltd. 90,957 2,262
13,157
Spain - 0.6%
ACS Actividades de Construccion y
Servicios SA 4,065 102
Banco de Sabadell SA - ADR 1,039,293 431
Banco Santander SA - ADR 32,779 73
CaixaBank SA 823,635 1,484
Cellnex Telecom SA(Þ) 16,786 880
Enagas SA 6,101 142
Repsol SA - ADR 10,499 96
Telefonica SA - ADR 26,804 122
3,330

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
134 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 0.1%
Bausch & Lomb, Inc.(Æ) 11,488 235
Kinnevik AB Class B 9,770 202
Volvo AB Class B 10,649 137
574
Switzerland - 4.8%
Adecco SA 51,760 2,272
Chubb, Ltd. 6,926 748
Credit Suisse Group AG 19,640 178
EMS- Chemie Holding AG 309 200
Garmin, Ltd. 3,140 255
Geberit AG 899 404
Glencore PLC(Æ) 82,659 153
Julius Baer Group, Ltd. 25,934 1,018
LafargeHolcim , Ltd.(Æ) 65,423 2,717
Nestle SA 77,713 8,209
Novartis AG 21,391 1,825
Partners Group Holding AG 457 360
Roche Holding AG 15,355 5,341
SGS SA 135 306
Swiss Life Holding AG 313 111
Swiss Re AG 5,752 416
Swisscom AG 618 321
TE Connectivity, Ltd. 1,479 109
UBS Group AG 271,185 2,909
Zurich Insurance Group AG 2,634 840
28,692
Taiwan - 2.7%
Accton Technology Corp. 74,000 530
Innolux Corp. 2,472,000 533
MediaTek , Inc. 84,000 1,148
Realtek Semiconductor Corp. 97,000 822
Shin Kong Financial Holding Co., Ltd. 2,137,000 603
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 234,148 12,440
16,076
Thailand - 0.4%
Kasikornbank PCL 642,900 1,701
Siam Commercial Bank PCL (The) 378,200 789
2,490
United Kingdom - 4.0%
3i Group PLC 38,458 380
Amcor PLC 15,036 135
AstraZeneca PLC - ADR 20,172 1,055
Aviva PLC 27,137 83
Babcock International Group PLC 168,900 898
Barclays PLC 936,134 1,251
Berkeley Group Holdings PLC 3,914 206
BP PLC 644,567 2,544
British American Tobacco PLC 7,129 277
British Land Co. PLC (The)(ö) 131,448 671
BT Group PLC 773,778 1,132
Centrica PLC 1,059,643 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HSBC Holdings PLC 25,771 133
Imperial Tobacco Group PLC 5,289 112
J Sainsbury PLC 765,567 1,912
Kingfisher PLC 551,385 1,094
Land Securities Group PLC(ö) 88,245 737
Legal & General Group PLC 39,476 102
Lloyds Banking Group PLC 221,911 90
Marks & Spencer Group PLC 402,715 468
Persimmon PLC Class A 11,401 317
Prudential PLC 11,049 157
Reckitt Benckiser Group PLC 6,286 525
Royal Bank of Scotland Group PLC 554,877 774
Royal Dutch Shell PLC Class B 177,899 2,887
RSA Insurance Group PLC 27,699 126
Schroders PLC 3,798 127
Smith & Nephew PLC 49,382 970
St. James's Place PLC 11,538 124
Standard Chartered PLC 355,841 1,829
Standard Life Aberdeen PLC(Æ) 36,582 102
Taylor Wimpey PLC 108,283 201
Tesco PLC 69,482 206
Wausau Paper Corp. 197,608 1,548
23,706
United States - 41.3%
3M Co. 3,875 589
Accenture PLC Class A 15,693 2,906
Advanced Micro Devices, Inc.(Æ) 14,191 743
Aflac, Inc. 20,526 764
Air Products & Chemicals, Inc. 1,931 436
Alliant Energy Corp. 8,714 423
Allstate Corp. (The) 1,796 183
Ally Financial, Inc. 5,190 85
Alphabet, Inc. Class A(Æ) 504 679
Alphabet, Inc. Class C(Æ) 7,595 10,244
Amazon.com, Inc.(Æ) 1,588 3,929
Ameren Corp. 8,184 595
American Express Co. 1,291 118
American Financial Group, Inc. 2,316 153
Ameriprise Financial, Inc. 914 105
AmerisourceBergen Corp. Class A 1,877 168
Amgen, Inc. 762 182
Ansys , Inc.(Æ) 12,636 3,308
Anthem, Inc.(Æ) 16,590 4,657
Apple, Inc. 55,403 16,278
Archer-Daniels-Midland Co. 6,562 244
Ares Management Corp. Class A(Ñ) 17,920 601
Arthur J Gallagher & Co. 4,210 330
AT&T, Inc. 22,794 695
Automatic Data Processing, Inc. 3,023 443
AvalonBay Communities, Inc.(ö) 1,161 189
Bank of America Corp. 15,689 377
Bank of New York Mellon Corp. (The) 6,274 236
Becton Dickinson and Co. 14,486 3,658
Berkshire Hathaway, Inc. Class B(Æ) 3,579 671
Best Buy Co., Inc. 9,753 748
Biogen, Inc.(Æ) 741 220

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bio-Rad Laboratories, Inc. Class A(Æ) 6,760 2,975
BlackRock, Inc. Class A 1,678 842
Blackstone Group, Inc. (The) Class A 9,391 491
Boeing Co. (The) 1,823 257
Boston Beer Co., Inc. Class A(Æ) 1,256 586
Capital One Financial Corp. 2,673 173
Carnival Corp.(Ñ) 3,523 56
Carrier Global Corp.(Æ) 1,137 20
Caterpillar, Inc. 31,705 3,690
CBRE Group, Inc. Class A(Æ) 2,587 111
Centene Corp.(Æ) 3,016 201
CF Industries Holdings, Inc. 3,423 94
CH Robinson Worldwide, Inc.(Ñ) 5,386 382
Charles Schwab Corp. (The) 92,483 3,488
Chegg , Inc.(Æ) 24,515 1,048
Chevron Corp. 14,723 1,355
Chipotle Mexican Grill, Inc. Class A(Æ) 352 309
Cigna Corp. 19,863 3,889
Cincinnati Financial Corp. 3,533 232
Cisco Systems, Inc. 20,456 867
Citigroup, Inc. 48,617 2,361
CK Hutchison Holdings, Ltd. Class B 16,500 120
Clorox Co. (The) 1,521 284
CME Group, Inc. Class A 23,988 4,275
Coca-Cola Co. (The) 3,962 182
Colgate-Palmolive Co. 34,394 2,417
Comcast Corp. Class A 64,435 2,425
ConocoPhillips 6,246 263
Corning, Inc. 5,543 122
Crown Castle International Corp.(ö) 2,703 431
Cummins, Inc. 4,848 793
CVS Health Corp. 5,637 347
Danaher Corp. 27,700 4,528
Darden Restaurants, Inc. 4,382 323
Delta Air Lines, Inc. 2,717 70
DexCom , Inc.(Æ) 2,870 962
Discover Financial Services 2,320 100
Dominion Energy, Inc. 1,561 120
Dow, Inc. 5,045 185
DowDuPont , Inc. 2,480 117
DR Horton, Inc. 65,553 3,095
Duke Energy Corp. 3,603 305
Eastman Chemical Co. 2,904 176
Eaton Corp. PLC 3,158 264
Ecolab, Inc. 8,855 1,713
Electronic Arts, Inc.(Æ) 14,955 1,709
Eli Lilly & Co. 2,366 366
Emerson Electric Co. 2,595 148
EOG Resources, Inc. 3,637 173
EPAM Systems, Inc.(Æ) 2,521 557
Equinix , Inc.(Æ)(ö) 878 593
Etsy, Inc.(Æ) 14,225 923
Everest Re Group, Ltd. 1,265 219
Eversource Energy(Æ) 7,142 576
Exelon Corp. 7,119 264
Exxon Mobil Corp. 27,424 1,274
Facebook, Inc. Class A(Æ) 54,227 11,102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Federal Realty Investment Trust(ö) 1,326 110
Fidelity National Financial, Inc. 6,033 163
Fidelity National Information Services,
Inc. 32,144 4,239
Fifth Third Bancorp 75,179 1,405
Five Below, Inc.(Æ) 6,004 541
FleetCor Technologies, Inc.(Æ) 2,989 721
Ford Motor Co. 29,610 151
Franklin Resources, Inc.(Ñ) 14,218 268
General Mills, Inc. 4,550 272
General Motors Co. 5,553 124
Global Payments, Inc. 3,188 529
Globe Life, Inc.(Æ) 1,662 137
GoDaddy , Inc. Class A(Æ) 11,744 815
Goldman Sachs Group, Inc. (The) 1,370 251
Guidewire Software, Inc.(Æ) 8,733 793
Halliburton Co. 106,079 1,114
Hartford Financial Services Group, Inc. 10,333 393
HCA Healthcare, Inc. 13,212 1,452
Henry Schein, Inc.(Æ) 2,743 150
Hershey Co. (The) 3,460 458
Hewlett Packard Enterprise Co. Class H 16,073 162
HollyFrontier Corp. 3,833 127
Home Depot, Inc. (The) 10,260 2,255
Honeywell International, Inc. 3,148 447
Host Hotels & Resorts, Inc.(ö) 12,983 160
HP, Inc.(Æ) 20,940 325
Huntington Bancshares, Inc. 14,337 132
Illinois Tool Works, Inc. 888 144
Ingredion, Inc. 1,683 137
Insulet Corp.(Æ) 4,908 980
Intel Corp. 31,370 1,882
International Business Machines Corp. 3,358 422
International Paper Co. 3,527 121
Intuitive Surgical, Inc.(Æ) 637 325
JM Smucker Co. (The) 1,380 159
Johnson & Johnson 14,213 2,133
Johnson Controls International PLC(Æ) 4,088 119
Jones Lang LaSalle, Inc. 922 97
JPMorgan Chase & Co. 18,279 1,750
Juniper Networks, Inc. 4,433 96
KeyCorp 5,231 61
Kohl's Corp. 4,118 76
Kraft Heinz Foods Co. 5,166 157
Kroger Co. (The) 9,237 292
Lam Research Corp. 567 145
Lear Corp. 919 90
Leidos Holdings, Inc. 11,996 1,185
Lennar Corp. Class A 47,625 2,385
Lennar Corp. Class B 310 12
Lincoln National Corp. 2,720 96
LyondellBasell Industries NV Class A 3,656 212
ManpowerGroup , Inc. 1,620 120
Marathon Petroleum Corp. 3,690 118
Marvell Technology Group, Ltd. 30,045 803
MasterCard, Inc. Class A 15,637 4,300
Match Group, Inc.(Æ)(Ñ) 5,314 409

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
136 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Maxim Integrated Products, Inc. 9,078 499
McDonald's Corp. 583 109
Merck & Co., Inc. 7,832 621
MetLife, Inc. 5,954 215
Micron Technology, Inc.(Æ) 92,778 4,443
Microsoft Corp. 71,307 12,780
Mohawk Industries, Inc.(Æ) 1,093 96
Mondelez International, Inc. Class A 13,164 677
Morgan Stanley 6,813 269
Netflix, Inc.(Æ) 2,996 1,258
Newmont Corp. 3,843 229
NextEra Energy, Inc. 3,645 842
Norwegian Cruise Line Holdings, Ltd.
(Æ) 2,738 45
NRG Energy, Inc. 4,129 138
NVIDIA Corp. 702 205
OGE Energy Corp. 9,222 291
Omnicom Group, Inc.(Ñ) 8,981 512
Otis Worldwide Corp. 568 29
Ovintiv , Inc.(Ñ) 69,063 432
PACCAR, Inc. 4,038 280
Packaging Corp. of America 1,444 140
Paycom Software, Inc.(Æ) 1,682 439
PayPal Holdings, Inc.(Æ) 9,172 1,128
Peloton Interactive, Inc. Class A(Æ) 12,251 386
People's United Financial, Inc. 12,656 161
PepsiCo, Inc. 25,717 3,402
Performance Food Group Co.(Æ) 12,710 373
Pfizer, Inc. 177,696 6,816
Philip Morris International, Inc. 4,278 319
Phillips 66 3,217 235
Pinnacle West Capital Corp. 3,833 295
Planet Fitness, Inc. Class A(Æ) 11,074 668
PNC Financial Services Group, Inc.
(The) 2,504 267
PPL Corp. 8,570 218
Principal Financial Group, Inc. 2,942 107
Procter & Gamble Co. (The) 15,960 1,881
Progressive Corp. (The) 9,835 760
Prologis, Inc.(ö) 1,692 151
Prudential Financial, Inc. 1,691 105
Public Service Enterprise Group, Inc. 13,676 694
Public Storage (ö) 457 85
PulteGroup, Inc. 4,042 114
Quest Diagnostics, Inc. 4,599 506
Raytheon Technologies Corp.(Æ) 7,256 470
Regions Financial Corp. 11,773 127
RingCentral, Inc. Class A(Æ) 2,352 538
Rockwell Automation, Inc. 1,877 356
Royal Caribbean Cruises, Ltd.(Ñ) 1,269 59
S&P Global, Inc. 13,113 3,841
Skyworks Solutions, Inc. 1,338 139
Slack Technologies, Inc. Class A(Æ)(Ñ) 23,264 621
Splunk , Inc.(Æ) 7,216 1,013
Spotify Technology SA(Æ) 5,478 830
Square, Inc. Class A(Æ)(Ñ) 21,305 1,388
State Street Corp. 2,898 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synchrony Financial 23,297 461
Sysco Corp. 9,527 536
T Rowe Price Group, Inc. 6,234 721
Tandem Diabetes Care, Inc.(Æ) 11,611 926
Texas Instruments, Inc. 7,746 899
Thermo Fisher Scientific, Inc. 3,117 1,043
Tiffany & Co. 3,459 438
TJX Cos., Inc. 12,252 601
Trade Desk, Inc. (The) Class A(Æ)(Ñ) 921 269
Travelers Cos., Inc. (The) 6,675 676
Truist Bank 7,914 295
Tyson Foods, Inc. Class A 3,449 214
Uber Technologies, Inc.(Æ) 18,621 564
UGI Corp. 7,944 240
Union Pacific Corp. 4,835 773
UnitedHealth Group, Inc. 21,190 6,197
Universal Health Services, Inc. Class B 1,025 108
US Bancorp 8,418 307
Vail Resorts, Inc. 719 123
Valero Energy Corp. 1,750 111
Veeva Systems, Inc. Class A(Æ) 1,566 299
Verizon Communications, Inc. 94,770 5,445
VF Corp. 7,991 464
ViacomCBS , Inc. Class B 4,863 84
Visa, Inc. Class A(Ñ) 964 172
Walgreens Boots Alliance, Inc. 7,191 311
Walmart, Inc. 4,412 536
Walt Disney Co. (The) 24,766 2,678
Waste Management, Inc. 4,739 474
WEC Energy Group, Inc.(Æ) 8,689 787
Wells Fargo & Co. 64,006 1,859
West Pharmaceutical Services, Inc. 9,620 1,821
Western Union Co. (The) 5,111 97
Workday, Inc. Class A(Æ) 6,117 941
WR Berkley Corp. 2,486 134
Xcel Energy, Inc. 11,976 761
Xilinx, Inc. 2,823 247
Zai Lab, Ltd. - ADR(Æ) 5,057 317
Zoetis, Inc. Class A 31,979 4,135
246,274
Virgin Islands, British - 0.4%
API Group Corp.(Æ) 234,340 2,382
Total Common Stocks
(cost $523,886) 535,563
Preferred Stocks - 0.5%
Germany - 0.0%
Porsche Automobil Holding SE
4.792% due 08/07/20(Ÿ) 2,108 106
Volkswagen AG
3.688% due 07/27/31(Ÿ) 1,176 165
271
South Korea - 0.5%
Samsung Electronics Co., Ltd.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.273% due 05/31/31(Ÿ) 83,504 2,908
Total Preferred Stocks
(cost $3,999) 3,179
Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
APi Group Corp.(Æ)
2027 Warrants  1 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 5.3%
United States - 5.3%
U.S. Cash Management Fund(@) 31,740,822 (∞) 31,741
Total Short-Term Investments
(cost $31,737) 31,741
Other Securities - 1.0%
U.S. Cash Collateral Fund(x)(@) 5,681,647 (∞) 5,682
Total Other Securities
(cost $5,682) 5,682
Total Investments - 96.6%
(identified cost $565,304) 576,165
Other Assets and Liabilities, Net
- 3.4%
19,960
Net Assets - 100.0%
596,125

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
138 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.6%
ABN AMRO Bank NV 03/08/19 EUR 147,094 15.72 2,313
1,130
Cellnex Telecom SA 10/12/18 EUR 16,786 36.07 605
880
China Tower Corp., Ltd. 03/22/19 HKD 2,808,000 0.22 609
626
WH Group, Ltd. 09/22/15 HKD 150,000 1.12 168
144
Worldline SA 05/03/19 EUR 13,904 65.91 916
946
3,726
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 141 GBP 8,298 06/20
1,722
MSCI EAFE Index Futures 155 USD 12,697 06/20
986
S&P 500 E-Mini Index Futures 758 USD 110,001 06/20
11,333
Short Positions
EURO STOXX 50 Index Futures 4 76 EUR 13,742 06/20
(1,675)
MSCI Emerging Markets Index Futures 1,125 USD 50,957 06/20
(4,594)
S&P/TSX 60 Index Futures 83 CAD 14,744 06/20
(233)
TOPIX Index Futures 110 JPY 1,599,400 06/20
(788)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
6,751
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 8,738 EUR 7,941 06/17/20 (28)
Bank of Montreal CAD 4,316 USD 3,139 06/17/20 38
Bank of Montreal CHF 4,420 USD 4,743 06/17/20 159
Bank of Montreal EUR 3,747 USD 4,254 06/17/20 144
Bank of Montreal GBP 1,628 USD 2,106 06/17/20 55
Bank of Montreal JPY 1,421,345 USD 13,667 06/17/20 415
Bank of Montreal NOK 15,384 USD 1,595 06/17/20 93
Bank of New York USD 8,789 JPY 945,760 06/17/20 29
Bank of New York CAD 4,316 USD 3,140 06/17/20 39
Bank of New York CHF 4,420 USD 4,753 06/17/20 168
Bank of New York EUR 3,747 USD 4,263 06/17/20 154
Bank of New York GBP 1,628 USD 2,106 06/17/20 55
Bank of New York NOK 15,384 USD 1,602 06/17/20 100
Citigroup CAD 4,316 USD 3,143 06/17/20 42
Citigroup CHF 4,420 USD 4,729 06/17/20 144
Citigroup EUR 3,747 USD 4,239 06/17/20 129
Citigroup GBP 1,628 USD 2,101 06/17/20 51
Citigroup NOK 15,384 USD 1,592 06/17/20 90
Royal Bank of Canada USD 5,855 GBP 4,715 06/17/20 85
Royal Bank of Canada CAD 433 USD 310 05/04/20 (1)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 4,316 USD 3,140 06/17/20 39
Royal Bank of Canada CHF 4,420 USD 4,754 06/17/20 170
Royal Bank of Canada EUR 3,747 USD 4,265 06/17/20 155
Royal Bank of Canada GBP 1,628 USD 2,106 06/17/20 56
Royal Bank of Canada NOK 15,384 USD 1,602 06/17/20 100
Standard Chartered CAD 4,316 USD 3,141 06/17/20 40
Standard Chartered CHF 4,420 USD 4,750 06/17/20 166
Standard Chartered EUR 3,747 USD 4,262 06/17/20 152
Standard Chartered GBP 1,628 USD 2,108 06/17/20 57
Standard Chartered NOK 15,384 USD 1,601 06/17/20 99
State Street USD 5,279 CAD 7,600 06/17/20 182
State Street USD 2,646 CHF 2,600 06/17/20 50
State Street USD 2,929 CHF 2,848 06/17/20 25
State Street USD 2,678 EUR 2,500 06/17/20 64
State Street USD 5,281 GBP 4,550 06/17/20 451
State Street USD 2,669 JPY 295,000 06/17/20 82
State Street USD 2,919 NOK 31,121 06/17/20 119
State Street AUD 18,577 USD 11,847 06/17/20 (260)
State Street CAD 8,311 USD 5,901 06/17/20 (70)
State Street EUR 8,181 USD 8,856 06/17/20 (117)
Toronto Dominion Bank USD 13,546 AUD 20,885 06/17/20 65
Toronto Dominion Bank USD 5,801 CAD 8,251 06/17/20 128
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
3,714
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 262 $ — $ —
$ —
$ 262 —*
Australia — 2,924 —
—
2,924 0.5
Austria — 675 —
—
675 0.1
Belgium — 1,504 —
—
1,504 0.2
Bermuda 87 — —
—
87 —*
Canada 17,840 — —
—
17,840 3.0
China 7,831 11,771 —
—
19,602 3.3
Colombia — 35 —
—
35 —*
Denmark — 4,380 —
—
4,380 0.7
Finland — 3,787 —
—
3,787 0.6
France — 21,298 —
—
21,298 3.6
Germany — 8,030 —
—
8,030 1.3
Hong Kong — 9,159 —
—
9,159 1.5
India 3,418 — —
—
3,418 0.6
Ireland 7,832 7,628 —
—
15,460 2.6

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
140 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Israel — 117 —
—
117 —*
Italy — 6,322 —
—
6,322 1.1
Japan — 56,716 —
—
56,716 9.5
Jersey — 311 —
—
311 0.1
Luxembourg — 2,884 —
—
2,884 0.5
Malaysia — 512 —
—
512 0.1
Mexico 961 — —
—
961 0.2
Netherlands 236 10,898 —
—
11,134 1.9
Norway — 3,147 —
—
3,147 0.5
Portugal — 155 —
—
155 —*
Russia 586 2,243 —
—
2,829 0.5
Singapore — 2,475 —
—
2,475 0.4
South Africa 817 2,041 —
—
2,858 0.5
South Korea 1,676 11,481 —
—
13,157 2.2
Spain — 3,330 —
—
3,330 0.6
Sweden — 574 —
—
574 0.1
Switzerland 1,112 27,580 —
—
28,692 4.8
Taiwan 12,440 3,636 —
—
16,076 2.7
Thailand — 2,490 —
—
2,490 0.4
United Kingdom 1,190 22,516 —
—
23,706 4.0
United States 246,154 120 —
—
246,274 41.3
Virgin Islands, British 2,382 — —
—
2,382 0.4
Preferred Stocks — 3,179 — — 3,179 0.5
Warrants & Rights — — — — — —
Short-Term Investments — — — 31,741 31,741 5.3
Other Securities — — — 5,682 5,682 1.0
Total Investments 304,824 233,918 — 37,423 576,165 96.6
Other Assets and Liabilities, Net 3.4
100.0
Other Financial Instruments
Assets
Futures Contracts 14,041 — — — 14,041 2.4
Foreign Currency Exchange Contracts — 4,190 — — 4,190 0.7
A
Liabilities
Futures Contracts (7,290) — — — (7,290) (1.2)
Foreign Currency Exchange Contracts — (476) — — (476) (0.1)
Total Other Financial Instruments
**
$ 6,751 $ 3,714 $ — $ — $ 10,465
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 141
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
56,516
Consumer Staples ...................................................................
22,989
Energy ....................................................................................
25,944
Financial Services ...................................................................
120,404
Health Care .............................................................................
69,214
Materials and Processing ........................................................
33,664
Producer Durables ..................................................................
52,573
Technology ..............................................................................
126,502
Utilities ...................................................................................
27,757
Preferred Stocks
Consumer Discretionary ..........................................................
271
Technology ..............................................................................
2,908
Warrants & Rights .......................................................................
—
Short-Term Investments
..............................................................
31,741
Other Securities
.........................................................................
5,682
Total Investments .................................................................... 576,165

See accompanying notes which are an integral part of the financial statements.
142 Global Equity Fund
Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 4,190
Variation margin on futures contracts* 14,041 —
Total
$ 14,041 $ 4,190
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 7,290 $ —
Unrealized depreciation on foreign currency exchange contracts — 476
Total
$ 7,290 $ 476
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 6,634 $ —
Foreign currency exchange contracts — (855)
Total
$ 6,634 $ (855)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,244 $ —
Foreign currency exchange contracts — 4,546
Total
$ 4,244 $ 4,546
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 5,467 $ — $ 5,467
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,190 — 4,190
Total Financial and Derivative Assets
9,657 — 9,657
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 9,657 $ — $ 9,657
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 645 $ — $ 645 $ —
Bank of Montreal
904 28 — 876
Bank of New York
545 — — 545
Citigroup
1,507 — 1,05 1 45 6
Credit Suisse
168 — 168 —
Morgan Stanley
3,603 — 3,603 —
Royal Bank of Canada
605 — — 605
Standard Chartered
514 — — 514
State Street
973 447 — 526
Toronto Dominion Bank
193 — — 193
Total
$ 9,657 $ 475 $ 5,46 7 $ 3,71 5

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 476 $ — $ 476
Total Financial and Derivative Liabilities
476 — 476
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 475 $ — $ 475
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 28 $ 28 $ — $ —
State Street 447 447 — —
Total
$ 475 $ 475 $ — $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 565,304
Investments, at fair value(*)(>) ......................................................................................................................................................
576,165
Cash ............................................................................................................................................................................................... 60
Foreign currency holdings(^) ......................................................................................................................................................... 2,026
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,190
Receivables:
Dividends and interest ....................................................................................................................................................... 1,350
Dividends from affiliated funds .......................................................................................................................................... 10
Investments sold ................................................................................................................................................................ 970
Fund shares sold ................................................................................................................................................................ 80
Foreign capital gains taxes recoverable ............................................................................................................................. 1,637
From broker(a) ................................................................................................................................................................... 17,924
Variation margin on futures contracts ................................................................................................................................. 6,757
Prepaid expenses ........................................................................................................................................................................... 8
Total assets .................................................................................................................................................
611,177
Liabilities
Payables:
Due to broker (b) ................................................................................................................................................................ 2,568
Investments purchased ...................................................................................................................................................... 1,753
Fund shares redeemed ....................................................................................................................................................... 3,986
Accrued fees to affiliates .................................................................................................................................................... 392
Other accrued expenses ..................................................................................................................................................... 195
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 476
Payable upon return of securities loaned ....................................................................................................................................... 5,682
Total liabilities .............................................................................................................................................
15,052
Net Assets ............................................................................................................................................................
$ 596,125

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 227,191
Shares of beneficial interest ...........................................................................................................................................................
752
Additional paid-in capital ..............................................................................................................................................................
368,182
Net Assets ............................................................................................................................................................
$ 596,125
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 7.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 8.36
Class A — Net assets ............................................................................................................................................................. $ 7,392,413
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 937,860
Net asset value per share: Class C(#) ............................................................................................................................................. $ 7.76
Class C — Net assets ............................................................................................................................................................. $ 4,218,371
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 543,715
Net asset value per share: Class E(#) ............................................................................................................................................. $ 7.97
Class E — Net assets ............................................................................................................................................................. $ 207,473
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 26,019
Net asset value per share: Class M(#) ............................................................................................................................................ $ 7.96
Class M — Net assets ............................................................................................................................................................ $ 8,065,198
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,013,685
Net asset value per share: Class S(#) .............................................................................................................................................. $ 7.96
Class S — Net assets ............................................................................................................................................................. $ 139,599,242
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 17,546,089
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 7.92
Class Y — Net assets ............................................................................................................................................................. $ 436,642,599
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 55,103,202
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,028
(*)     Securities on loan included in investments $ 5,467
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 37, 423
(a)     Receivable from Broker for Swaps $ 17,924
(b)      Due to Broker for Futures $ 2,568
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,493
Dividends from affiliated funds ......................................................................................................................................... 174
Interest .............................................................................................................................................................................. 10
Securities lending income (net) ......................................................................................................................................... 41
Less foreign taxes withheld ............................................................................................................................................... (754)
Total investment income ...............................................................................................................................................................
7,964
Expenses
Advisory fees .................................................................................................................................................................... 3,776
Administrative fees ........................................................................................................................................................... 193
Custodian fees ................................................................................................................................................................... 167
Distribution fees - Class A ................................................................................................................................................ 11
Distribution fees - Class C ................................................................................................................................................ 20
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class E ............................................................................................................................................. —**
Transfer agent fees - Class M ............................................................................................................................................ 19
Transfer agent fees - Class S ............................................................................................................................................. 232
Transfer agent fees - Class Y ............................................................................................................................................ 12
Professional fees ............................................................................................................................................................... 82
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ................................................................................................................................. 7
Shareholder servicing fees - Class E ................................................................................................................................. —**
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 72
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 4,705
Expense reductions ........................................................................................................................................................... (697)
Net expenses .................................................................................................................................................................................
4,008
Net investment income (loss) ........................................................................................................................................................
3,956
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 209,212
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 6,634
Foreign currency exchange contracts ................................................................................................................................ (855)
Foreign currency-related transactions ............................................................................................................................... (115)
Net realized gain (loss) ..................................................................................................................................................................
214,875
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (288, 121 )
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 4,244
Foreign currency exchange contracts ................................................................................................................................ 4,546
Foreign currency-related transactions ............................................................................................................................... 39
Net change in unrealized appreciation (depreciation) ................................................................................................................... (279,289)
Net realized and unrealized gain (loss) ......................................................................................................................................... (64,414)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (60,458)
**      Less than $500.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,956 $ 26,881
Net realized gain (loss) ...................................................................................................................... 214,875 97,974
Net change in unrealized appreciation (depreciation) ....................................................................... (279,289) 32,257
Net increase (decrease) in net assets from operations ............................................................................. (60,458) 157,112
Distributions
To shareholders
Class A .......................................................................................................................................... (1,151) (1,508)
Class C .......................................................................................................................................... (712) (871)
Class E .......................................................................................................................................... (39) (79)
Class M ......................................................................................................................................... (1,407) (6,386)
Class S ........................................................................................................................................... (29,152) (108,040)
Class Y .......................................................................................................................................... (73,556) (94,714)
Net decrease in net assets from distributions .......................................................................................... (106,017) (211,598)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (690,154) (206,405)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(856,629) (260,891)
Net Assets
Beginning of period .................................................................................................................................
1,452,754 1,713,645
End of period ..........................................................................................................................................
$ 596,125 $ 1,452,754

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 44 $ 404 56 $ 529
Proceeds from reinvestment of distributions 124 1,149 177 1,490
Payments for shares redeemed (254) (2,431) (458) (4,371)
Net increase (decrease)
(86) (878) (225) (2,352)
Class C
Proceeds from shares sold 7 58 26 237
Proceeds from reinvestment of distributions 78 710 104 864
Payments for shares redeemed (163) (1,361) (232) (2,138)
Net increase (decrease)
(78) (593) (102) (1,037)
Class E
Proceeds from shares sold 1 8 2 18
Proceeds from reinvestment of distributions 4 39 8 70
Payments for shares redeemed (23) (218) (27) (262)
Net increase (decrease)
(18) (171) (17) (174)
Class M
Proceeds from shares sold 211 1,926 8,170 77,396
Proceeds from reinvestment of distributions 151 1,407 757 6,385
Payments for shares redeemed (11,093) (112,605) (2,066) (19,801)
Net increase (decrease)
(10,731) (109,272) 6,861 63,980
Class S
Proceeds from shares sold 795 6,943 10,181 95,743
Proceeds from reinvestment of distributions 3,031 28,280 12,567 106,320
Payments for shares redeemed (50,280) (500,343) (44,548) (424,782)
Net increase (decrease)
(46,454) (465,120) (21,800) (222,719)
Class Y
Proceeds from shares sold 342 2,721 3,691 33,587
Proceeds from reinvestment of distributions 7,926 73,556 11,209 94,714
Payments for shares redeemed (20,291) (190,397) (18,091) (172,404)
Net increase (decrease)
(12,023) (114,120) (3,191) (44,103)
Total increase (decrease)
(69,390) $ (690,154) (18,474) $ (206,405)

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 9.98 .03 (.85) (.82) (.41) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
October 31, 2016 11.40 .07 (.01) .06 (.16) (.95)
October 31, 2015 11.72 .09 .32 .41 (.15) (.58)
Class C
April 30, 2020* 9.80 (.01) (.82) (.83) (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
October 31, 2016 11.24 (.01) (.01) (.02) (.06) (.95)
October 31, 2015 11.55 —(f) .33 .33 (.06) (.58)
Class E
April 30, 2020* 10.06 .03 (.86) (.83) (.39) (.87)
October 31, 2019 10.51 .13 .74 .87 (.10) (1.22)
October 31, 2018 11.83 .06 (.03) .03 — (1.35)
October 31, 2017 10.37 .01 2.27 2.28 (.13) (.69)
October 31, 2016 11.41 .07 —(f) .07 (.16) (.95)
October 31, 2015 11.72 .09 .32 .41 (.14) (.58)
Class M
April 30, 2020* 10.03 .05 (.85) (.80) (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(8) 10.64 .04 1.20 1.24 — —
Class S
April 30, 2020* 10.05 .04 (.85) (.81) (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
October 31, 2016 11.45 .09 —(f) .09 (.19) (.95)
October 31, 2015 11.77 .12 .32 .44 (.18) (.58)
Class Y
April 30, 2020* 10.06 .05 (.85) (.80) (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)
October 31, 2016 11.48 .12 (.02) .10 (.21) (.95)
October 31, 2015 11.79 .14 .33 .47 (.20) (.58)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 151
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(1.28) 7.88 (10.08) 7,392 1.56 1.38 .62 53
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(1.11) 10.35 1.02 12,807 1.50 1.50 .72 46
(.73) 11.40 3.56 13,5 89 1.49 1.49 .75 47
(1.21) 7.76 (10.34) 4,218 2.31 2.13 (.15) 53
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(1.01) 10.21 .24 11,059 2.25 2.25 (.06) 46
(.64) 11.24 2.87 13,356 2.24 2.24 —( i ) 47
(1.26) 7.97 (10.10) 208 1.56 1.38 .59 53
(1.32) 10.06 10.62 444 1.48 1.44 1.38 53
(1.35) 10.51 (.06) 641 1.49 1.48 .50 60
(.82) 11.83 23.40 846 1.48 1.48 .06 90
(1.11) 10.37 1.04 42,161 1.50 1.50 .69 46
(.72) 11.41 3.59 46,407 1.49 1.49 .75 47
(1.27) 7.96 (9.83) 8,065 1.26 1.03 1.03 53
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(1.28) 7.96 (9.93) 139,599 1.29 1.13 .85 53
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(1.14) 10.40 1.26 1,659,879 1.25 1.25 .94 46
(.76) 11.45 3.80 1,976,080 1.24 1.24 .99 47
(1.34) 7.92 (9.93) 436,643 1.11 .93 1.07 53
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90
(1.16) 10.42 1.40 659,411 1.05 1.05 1.14 46
(.78) 11.48 4.09 788,997 1.04 1.04 1.20 47

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At Apri1 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 322,804
Administration fees 23,373
Distribution fees 3,975
Shareholder servicing fees 888
Transfer agent fees 26,846
Trustee fees 13,635
$ 391,521
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 14,745 $ 49,588 $ 58,651 $ — $ — $ 5,682 $ 74 $ —
U.S. Cash Management Fund 37,966 1,017,523 1,023,750 (1) 3 31,741 174 —
$ 52,711 $ 1,067,111 $ 1,082,401 $ (1) $ 3 $ 37,423 $ 248 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 576,216,313 $ 58,383,034 $ (47,969,756) $ 10,413,278

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Emerging Markets Fund 153
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$2,000 (for example, an $9,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 848 .70 $ 1,016 .91
Expenses Paid During Period* $ 7 .35 $ 8 .02
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 845 .90 $ 1,013 .18
Expenses Paid During Period* $ 10 .79 $ 11 .76
* Expenses are equal to the Fund's annualized expense ratio of 2.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 848 .80 $ 1,016 .91
Expenses Paid During Period* $ 7 .35 $ 8 .02
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
154 Emerging Markets Fund
Class M
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 850 .00 $ 1,018 .65
Expenses Paid During Period* $ 5 .75 $ 6 .27
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 850 .60 $ 1,018 .90
Expenses Paid During Period* $ 5 .52 $ 6 .02
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 849 .60 $ 1,018 .15
Expenses Paid During Period* $ 6 .21 $ 6 .77
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance
(5% return
before expenses)
Beginning Account Value
November 1, 2019 $ 1,000 .00 $ 1,000 .00
Ending Account Value
April 30, 2020 $ 850 .10 $ 1,019 .05
Expenses Paid During Period* $ 5 .38 $ 5 .87
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 87.1%
Argentina - 0.2%
Globant SA(Æ)(Ñ) 19,431 2,248
Australia - 0.2%
Minmetals Resources, Ltd.(Æ) 3,992,000 695
Rio Tinto PLC 32,461 1,509
2,204
Bangladesh - 0.6%
Beximco Pharmaceuticals, Ltd. 2,785,506 1,971
BRAC Bank, Ltd. 4,274,516 1,595
GrameenPhone , Ltd. 771,362 2,170
Square Pharmaceuticals, Ltd. 1,137,344 2,299
8,035
Brazil - 3.5%
Afya , Ltd. Class A(Æ)(Ñ) 131,305 2,855
Atacadao SA(Æ) 578,000 2,126
Azul SA - ADR(Æ)(Ñ) 106,605 1,019
B3 SA - Brasil Bolsa Balcao 859,263 6,072
Banco Bradesco SA 97,944 316
Banco Bradesco SA - ADR 340,663 1,199
Banco BTG Pactual SA(Æ) 118,000 918
Banco do Brasil SA(Æ) 117,000 613
Banco Santander Brasil SA 116,300 577
BB Seguridade Participacoes SA 71,100 347
BK Brasil Operacao e Assessoria a
Restaurantes SA(Æ) 333,300 580
BR Malls Participacoes SA 944,525 1,744
Centrais Eletricas Brasileiras SA(Æ) 161,100 718
Cia Brasileira de Distribuicao 67,283 819
Cogna Educacao 1,007,500 1,026
Embraer SA(Æ) 456,500 726
Energisa SA 396,000 3,182
IRB- Brasil Resseguros SA 352,400 662
JBS SA 681,100 2,986
Localiza Rent a Car SA 219,535 1,380
Minerva SA(Æ) 1,538,200 3,468
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 71,327 1,807
Petroleo Brasileiro SA 83,900 288
Porto Seguro SA 96,598 805
Qualicorp SA 212,647 1,014
Raia Drogasil SA 49,998 963
Rumo SA(Æ) 429,900 1,565
TIM Participacoes SA(Æ) 195,700 459
Vale SA(Æ) 225,200 1,858
Vale SA Class B - ADR(Æ) 247,100 2,039
YDUQS Participacoes SA 184,600 1,030
45,161
Cambodia - 0.0%
NagaCorp , Ltd. 146,685 169
Canada - 0.2%
Barrick Gold Corp. 58,593 1,508
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Parex Resources, Inc.(Æ) 164,677 1,806
3,314
Cayman Islands - 0.1%
Vinda International Holdings, Ltd. 238,000 710
Chile - 0.5%
Cia Cervecerias Unidas SA - ADR 127,895 919
Empresa Nacional de
Telecomunicaciones SA 208,652 1,262
Enersis SA(Æ) 15,233,312 2,499
Sociedad Quimica y Minera de Chile
SA - ADR 58,273 1,329
6,009
China - 27.6%
3SBio, Inc. Class A(Æ)(Þ) 2,425,000 2,455
58.com, Inc. - ADR(Æ) 10,810 562
Agricultural Bank of China, Ltd. Class H 9,389,000 3,896
Alibaba Group Holding, Ltd.(Æ) 255,900 6,485
Alibaba Group Holding, Ltd. - ADR(Æ) 206,242 41,799
A-Living Services Co., Ltd. Class H(Þ) 1,549,000 8,471
Anhui Conch Cement Co., Ltd. Class A 66,500 555
Anhui Conch Cement Co., Ltd. Class H 1,529,189 11,840
Asia Cement Corp. 255,000 289
Baidu, Inc. - ADR(Æ) 55,722 5,624
Bank of China, Ltd. Class H 9,700,000 3,668
Bank of Communications Co., Ltd. Class
H 3,291,000 2,058
Baozun , Inc. - ADR(Æ)(Ñ) 83,811 2,669
Beijing Kunlun Tech Co., Ltd. Class A 42,071 122
CGN Power Co., Ltd. Class H(Þ) 2,571,000 635
Changchun High & New Technology
Industry Group, Inc. Class A 11,410 961
China CITIC Bank Corp., Ltd. Class H 6,777,000 3,301
China Communications Construction Co.,
Ltd. Class H 847,000 559
China Construction Bank Corp. Class H 16,397,554 13,221
China Evergrande Group 192,000 332
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Life Insurance Co., Ltd. Class H 1,777,000 3,747
China Longyuan Power Group Corp.,
Ltd. Class H 8,112,057 3,983
China Medical System Holdings, Ltd. 1,174,000 1,381
China Merchants Bank Co., Ltd. Class H 1,401,352 6,676
China Minsheng Banking Corp., Ltd.
Class A 1,470,200 1,217
China Minsheng Banking Corp., Ltd.
Class H 907,200 671
China Mobile, Ltd. 2,045,000 16,357
China National Building Material Co.,
Ltd. Class H 2,002,000 2,500
China National Chemical Engineering
Co.,Ltd Class A 247,000 215
China Oilfield Services, Ltd. Class H 1,445,212 1,114
China Pacific Insurance Group Co., Ltd.
Class H 462,294 1,501

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
156 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Petroleum & Chemical Corp.
Class H 2,230,000 1,110
China Railway Construction Corp., Ltd.
Class H 416,000 454
China Railway Group, Ltd. Class H 3,239,712 1,950
China Resources Pharmaceutical Group,
Ltd.(Þ) 1,518,200 960
China Resources Power Holdings Co.,
Ltd. 408,000 482
China Shenhua Energy Co., Ltd. Class H 525,094 928
China Telecom Corp., Ltd. Class H 5,665,300 1,941
China Unicom Hong Kong, Ltd. 2,336,000 1,501
China Vanke Co., Ltd. Class H 266,700 869
CIFI Holdings Group Co., Ltd. 4,912,000 3,640
CNOOC, Ltd. 1,050,000 1,179
CNOOC, Ltd. - ADR 19,637 2,207
COFCO Meat Holdings, Ltd.(Æ) 3,244,000 1,151
Country Garden Services Holdings Co.,
Ltd. 514,000 2,372
CRRC Corp., Ltd. 604,000 315
ENN Energy Holdings, Ltd. 112,600 1,252
Fosun International, Ltd. 498,500 619
Gansu Shangfeng Cement Co., Ltd.
Class A 91,600 324
Guangzhou Automobile Group Co., Ltd.
Class H 5,168,435 4,575
Guangzhou R&F Properties Co., Ltd. 724,000 908
Haitong Securities Co., Ltd. Class H 638,000 579
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 409,400 1,854
Hangzhou Tigermed Consulting Co., Ltd.
Class A 166,398 1,810
Huaneng Power International, Inc. Class
H 772,000 291
Huatai Securities Co., Ltd. Class H(Þ) 2,310,800 3,835
Huaxin Cement Co., Ltd. Class A 1,017,263 3,758
Huaxin Cement Co., Ltd. Class B 91,800 155
Industrial & Commercial Bank of China,
Ltd. Class H 11,731,401 7,875
Industrial Bank Co., Ltd. Class A 1,992,089 4,633
Industrial Securities Co., Ltd. Class A 432,600 364
JD.com, Inc. - ADR(Æ) 112,316 4,841
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 2,047,900 2,040
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 164,998 2,274
Kweichow Moutai Co., Ltd. Class A 14,263 2,524
Lenovo Group, Ltd. 884,000 473
Livzon Pharmaceutical Group, Inc.
Class A 124,159 699
Livzon Pharmaceutical Group, Inc.
Class H 20,200 90
Longfor Group Holdings, Ltd.(Þ) 327,500 1,623
Minth Group, Ltd. 187,313 440
Momo , Inc. - ADR 102,275 2,463
Muyuan Foodstuff Co., Ltd. Class A 120,100 2,141
NARI Technology Co., Ltd. Class A 1,034,269 2,938
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NetEase , Inc. - ADR 11,655 4,021
New Oriental Education & Technology
Group - ADR(Æ) 23,452 2,994
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 461
PetroChina Co., Ltd. Class H 7,898,000 2,827
Pharmaron Beijing Co., Ltd. Class H(Æ)
(Þ) 477,800 3,775
PICC Property & Casualty Co., Ltd.
Class H 1,949,000 1,831
Ping An Bank Co., Ltd. Class A 1,520,600 2,955
Ping An Insurance Group Co. of China,
Ltd. Class A 51,800 539
Ping An Insurance Group Co. of China,
Ltd. Class H 1,880,500 19,068
Poly Developments and Holdings Group
Co., Ltd. Class A 924,500 2,094
SAIC Motor Corp., Ltd. Class A 661,488 1,737
Sany Heavy Industry Co., Ltd. Class A 289,798 789
Shandong Minhe Animal Husbandry Co.,
Ltd. Class A(Æ) 38,400 127
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,257,800 2,211
Shanghai Runda Medical Technology
Co., Ltd. Class A 543,100 752
Sinopharm Group Co., Ltd. Class H 129,600 349
Sunny Optical Technology Group Co.,
Ltd. 272,300 3,773
Suofeiya Home Collection Co., Ltd.
Class A 548,400 1,432
Tencent Holdings, Ltd. 918,880 48,750
Tianhe Chemicals Group, Ltd.(Æ)(Š)(Þ) 25,778,000 —
Times Neighborhood Holdings, Ltd.(Æ) 445,000 377
Times Property Holdings, Ltd. 3,946,577 6,443
Tingyi Cayman Islands Holding Corp. 540,000 956
Trip.com Group, Ltd. - ADR(Æ) 66,181 1,705
Tsingtao Brewery Co., Ltd. Class H 404,000 2,444
Vipshop Holdings, Ltd. - ADR 211,400 3,368
Want Want China Holdings, Ltd. 3,240,000 2,285
Weibo Corp. - ADR(Æ)(Ñ) 50,920 1,911
Weichai Power Co., Ltd. Class H 2,449,000 4,199
West China Cement, Ltd. 812,000 144
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 297,100 1,518
WuXi AppTec Co., Ltd. Class H(Þ) 229,740 3,251
Xiabuxiabu Catering Management China
Holdings Co., Ltd.(Æ)(Þ) 1,181,462 1,083
Yealink Network Technology Corp., Ltd.
Class A 55,056 704
YiChang HEC ChangJiang
Pharmaceutical Co., Ltd. Class H(Þ) 202,800 758
Zhengzhou Yutong Bus Co., Ltd. Class A 570,355 1,041
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 681,400 2,091

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zijin Mining Group Co., Ltd. Class H 1,690,000 696
360,760
Czech Republic - 0.1%
Moneta Money Bank AS(Þ) 374,470 784
Egypt - 0.5%
Cleopatra Hospital(Æ) 5,573,447 1,518
Commercial International Bank Egypt
SAE 609,136 2,473
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 1,702
Edita Food Industries SAE 1,801,253 1,149
6,842
Georgia - 0.2%
Bank of Georgia Group PLC 77,347 970
Georgia Capital PLC(Æ) 100,165 530
TBC Bank Group PLC 95,044 979
2,479
Greece - 0.2%
Alpha Bank AE(Æ) 2,136,794 1,569
Sarantis SA 61,681 528
2,097
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 961,768 3,381
Hong Kong - 4.4%
AIA Group, Ltd. 596,000 5,425
ASM Pacific Technology, Ltd. 289,800 2,933
Beijing Enterprises Holdings, Ltd. 104,500 372
Budweiser Brewing Co. APAC, Ltd.(Æ)
(Þ) 777,300 2,090
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Everbright , Ltd. 574,000 874
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Jinmao Holdings Group, Ltd. 1,064,000 737
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co., Ltd. 356,000 452
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 462,000 1,665
China Resources Beer Holdings Co., Ltd. 180,000 853
China Resources Cement Holdings, Ltd. 3,006,000 4,011
China Resources Gas Group, Ltd. 986,539 5,526
China Resources Land, Ltd. 406,000 1,631
China Taiping Insurance Holdings Co.,
Ltd. 449,200 752
CITIC, Ltd. 2,380,000 2,435
Far East Horizon, Ltd. 585,000 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Galaxy Entertainment Group, Ltd. 551,000 3,499
Geely Automobile Holdings, Ltd. 3,621,000 5,524
Guangdong Investment, Ltd. 238,000 490
Haier Electronics Group Co., Ltd. 253,000 701
Kunlun Energy Co., Ltd. 366,000 239
Link Real Estate Investment Trust(ö) 334,400 2,966
Midea Real Estate Holding, Ltd.(Þ) 592,200 1,498
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Property Holdings, Ltd. 1,005,000 4,031
Sun Art Retail Group, Ltd. 3,234,000 5,347
WH Group, Ltd.(Þ) 3,326,000 3,184
57,769
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 271,399 1,727
OTP Bank PLC 121,259 3,604
Richter Gedeon Nyrt 75,183 1,613
6,944
India - 6.6%
ACC, Ltd. 142,645 2,223
Ambuja Cements, Ltd. 30,288 69
Apollo Hospitals Enterprise, Ltd. 119,183 2,181
Asian Paints, Ltd. 48,618 1,131
Bajaj Auto, Ltd. 24,996 871
Bharat Electronics, Ltd. 1,601,140 1,512
Bharti Airtel, Ltd.(Æ) 221,265 1,504
Biocon , Ltd. 78,059 366
Britannia Industries, Ltd. 15,414 643
Coal India, Ltd. 484,192 951
Dabur India, Ltd. Class A 127,458 826
Dr Reddy's Laboratories, Ltd. 14,334 745
Dr Reddy's Laboratories, Ltd. - ADR 900 46
GAIL India, Ltd. 976,879 1,234
Glenmark Pharmaceuticals, Ltd. 257,307 1,137
Godrej Consumer Products, Ltd. 65,579 470
HCL Technologies, Ltd. 557,492 4,011
HDFC Bank, Ltd. 275,338 3,637
Hero MotoCorp, Ltd. 33,108 952
Hexaware Technologies, Ltd. 262,851 976
Hindustan Unilever, Ltd. 20,208 588
Housing Development Finance Corp.,
Ltd. 176,048 4,437
ICICI Bank, Ltd. 1,547,381 7,738
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 247,965 1,336
Indian Oil Corp., Ltd. 241,491 270
Indraprastha Gas, Ltd. 319,860 2,005
Infosys, Ltd. 104,784 990
ITC, Ltd. 170,770 408
JSW Steel, Ltd. 86,586 205
Larsen & Toubro, Ltd. 34,595 411
LIC Housing Finance, Ltd. 137,914 517
Mahanagar Gas, Ltd. 218,609 2,809
Mahindra & Mahindra, Ltd. 187,537 910
Max Financial Services, Ltd.(Æ) 195,942 1,202
NBCC India, Ltd. 388,630 102

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
158 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle India, Ltd. 1,285 306
NMDC, Ltd. 419,766 443
NTPC, Ltd. 543,631 684
Oil & Natural Gas Corp., Ltd. 392,089 415
Page Industries, Ltd. 1,124 272
Petronet LNG, Ltd. 324,525 1,042
Power Grid Corp. of India, Ltd. 2,098,661 4,502
Reliance Industries, Ltd. 717,033 13,912
Rural Electrification Corp., Ltd. 129,878 165
State Bank of India(Æ) 1,066,066 2,686
Sun Pharmaceutical Industries, Ltd. 59,200 365
Tata Consultancy Services, Ltd. 120,188 3,200
Tata Motors, Ltd. Class A(Æ) 606,124 319
Tata Motors, Ltd.(Æ) 362,965 447
Tata Motors, Ltd. - ADR(Æ)(Ñ) 45,449 269
Tech Mahindra, Ltd. 47,028 340
Titan Co., Ltd. 87,700 1,130
UltraTech Cement, Ltd. 36,896 1,724
United Breweries, Ltd. 61,345 763
Vedanta, Ltd. 1,724,530 1,963
Wipro, Ltd. 467,683 1,183
85,543
Indonesia - 1.2%
Astra International Tbk PT 3,999,400 1,034
Bank Central Asia Tbk PT 219,700 381
Bank Mandiri Persero Tbk PT 6,993,900 2,094
Bank Negara Indonesia Persero Tbk PT 5,846,300 1,609
Bank Rakyat Indonesia Persero Tbk PT 23,723,195 4,334
Perusahaan Gas Negara Tbk PT 11,006,980 629
Semen Indonesia Persero Tbk PT 4,209,981 2,247
Telekomunikasi Indonesia Persero Tbk
PT 15,283,200 3,592
15,920
Japan - 0.1%
Murata Manufacturing Co., Ltd. 25,500 1,418
Kazakhstan - 0.1%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Æ) 162,305 1,462
Kenya - 0.5%
KCB Group, Ltd. 5,760,300 1,988
Safaricom PLC 15,366,231 4,080
6,068
Kuwait - 0.4%
National Bank of Kuwait SAKP 2,189,565 5,234
Luxembourg - 0.1%
Reinet Investments SCA 44,008 704
Malaysia - 0.4%
AMMB Holdings BHD 134,000 93
CIMB Group Holdings BHD 704,489 562
Dayang Enterprise Holdings BHD(Æ) 825,300 238
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Frontken Corp. BHD 591,500 303
Genting BHD - ADR 604,100 582
Hartalega Holdings BHD 361,300 638
Malayan Banking BHD 74,600 131
MISC Berhad 309,400 567
Nestle Malaysia BHD 18,400 597
Resorts World BHD 779,900 427
Tenaga Nasional BHD 357,900 1,018
5,156
Mexico - 1.6%
Alfa SAB de CV Class A 882,600 361
Cemex SAB de CV - ADR(Ñ) 728,728 1,545
Fibra Uno Administracion SA de CV(ö) 582,500 478
Fomento Economico Mexicano SAB de
CV 485,275 3,136
Grupo Cementos de Chihuahua SAB
de CV 172,360 500
Grupo Financiero Banorte SAB de CV
Class O 1,438,484 3,935
Grupo Financiero Inbursa SAB de CV
Class O 480,400 289
Grupo Mexico SAB de CV 745,300 1,589
Industrias Bachoco SAB de CV 259,200 752
Infraestructura Energetica Nova SAB
de CV 1,110,015 3,442
Megacable Holdings SAB de CV 380,302 948
Orbia Advance Corp. SAB de CV 1,192,400 1,407
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 133,268 926
Qualitas Controladora SAB de CV 47,773 197
Regional SAB de CV(Æ) 235,678 578
Wal-Mart de Mexico SAB de CV 520,920 1,253
21,336
Morocco - 0.4%
Attijariwafa Bank 17,159 622
Label Vie 12,179 3,361
Maroc Telecom - ADR 113,149 1,483
5,466
Netherlands - 0.2%
Prosus NV(Æ) 32,824 2,492
Nigeria - 0.2%
Guaranty Trust Bank PLC 41,175,891 2,217
Guinness Nigeria PLC 7,880,402 372
2,589
Pakistan - 0.2%
Lucky Cement, Ltd. 268,280 783
United Bank, Ltd. 2,499,515 1,660
2,443
Peru - 0.5%
Credicorp , Ltd. 38,732 5,772

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercorp Financial Services, Inc. 31,212 784
6,556
Philippines - 0.5%
Bank of the Philippine Islands 1,327,840 1,520
GT Capital Holdings, Inc. 116,544 1,038
Metro Pacific Investments Corp. 22,758,678 1,146
Metropolitan Bank & Trust Co. - ADR 2,755,867 2,120
SM Prime Holdings, Inc. 1,543,900 921
6,745
Poland - 0.9%
CD Projekt SA 13,844 1,195
Dino Polska SA(Æ)(Þ) 142,115 5,988
KGHM Polska Miedz SA(Æ) 33,991 632
PLAY Communications SA(Þ) 60,994 490
Polski Koncern Naftowy ORLEN SA 59,848 901
Powszechna Kasa Oszczednosci Bank
Polski SA 78,246 415
Powszechny Zaklad Ubezpieczen SA 343,658 2,511
12,132
Romania - 0.5%
Banca Transilvania SA 6,876,509 2,964
Fondul Proprietatea SA 14,569,500 3,682
6,646
Russia - 4.0%
Alrosa PJSC 1,197,813 1,006
Federal Grid PJSC 243,720,000 604
Gazprom PJSC 586,082 1,503
Inter RAO UES PJSC 34,956,000 2,359
Lukoil PJSC 263 , 602 17,202
Lukoil PJSC - ADR 40,854 2,680
MMC Norilsk Nickel PJSC - ADR 152,810 4,252
Polyus PJSC 7,620 1,242
Polyus PJSC - GDR 22,235 1,791
Rosneft Oil Co. PJSC 118,810 538
Sberbank of Russia PJSC Class T 3,390,633 9,027
Tatneft PJSC 52,660 391
Tatneft PJSC - ADR 24,246 1,084
X5 Retail Group NV - GDR 129,638 3,832
Yandex NV Class A(Æ)(Ñ) 133,426 5,041
52,552
Singapore - 0.1%
Singapore Technologies Engineering,
Ltd. 446,613 1,076
Slovenia - 0.1%
Nova Ljubljanska Banka - GDR 229,536 1,836
South Africa - 2.9%
Absa Group, Ltd. 160,748 793
Anglo American Platinum, Ltd. 40,406 2,133
AngloGold Ashanti, Ltd. 63,630 1,563
AngloGold Ashanti, Ltd. - ADR 235,446 5,743
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barloworld, Ltd. - ADR 178,276 644
Bid Corp., Ltd. 140,925 1,839
Bidvest Group, Ltd. (The) 154,970 1,261
Clicks Group, Ltd. 196,615 2,450
Exxaro Resources, Ltd. 72,433 422
FirstRand, Ltd. 1,151,966 2,518
Foschini Group, Ltd. (The) 56,039 221
Gold Fields, Ltd. - ADR 125,600 922
Growthpoint Properties, Ltd.(ö) 825,965 622
Impala Platinum Holdings, Ltd. 274,083 1,662
Mr Price Group, Ltd. 97,914 683
MTN Group, Ltd. 533,160 1,401
MultiChoice Group, Ltd.(Æ) 45,952 216
Naspers, Ltd. Class N 50,647 7,921
Nedbank Group, Ltd. 112,193 648
Redefine Properties, Ltd.(ö) 1,362,450 167
Reunert , Ltd. 206,950 447
Sanlam, Ltd. 245,187 784
Sasol, Ltd. - ADR(Æ) 41,357 194
Shoprite Holdings, Ltd. - ADR 267,718 1,548
Sibanye Stillwater, Ltd. - ADR(Æ) 122,508 976
Standard Bank Group, Ltd. 85,440 471
38,249
South Korea - 12.1%
Celltrion , Inc.(Æ) 3,970 683
CJ ENM Co., Ltd. 3,142 332
Com2uSCorp 30,626 2,698
DB HiTek Co., Ltd. 13,207 287
DB Insurance Co., Ltd. 17,135 617
Hana Financial Group, Inc. 530,695 12,086
Hanon Systems 145,052 1,081
Hyundai Engineering & Construction
Co., Ltd. 21,867 632
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 355
Hyundai Mobis Co., Ltd. 11,913 1,667
Hyundai Motor Co. 6,697 517
Industrial Bank of Korea 48,936 319
KB Financial Group, Inc. 327,792 9,397
Kia Motors Corp. 73,265 1,792
Koh Young Technology, Inc. 15,145 1,017
Korea Electric Power Corp. 36,688 720
Korea Investment Holdings Co., Ltd. 10,616 432
Korea Zinc Co., Ltd. 3,637 1,156
KT&G Corp. 3,759 251
Kumho Petrochemical Co., Ltd. 52,823 3,323
LG Chem , Ltd. 22,996 7,144
LG Electronics, Inc. Class H 33,952 1,536
LG Uplus Corp. 55,450 610
NAVER Corp. 26,824 4,367
NCSoft Corp. 537 282
Orion Corp. 39,214 3,971
POSCO 16,942 2,549
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,411 1,632
Samsung C&T Corp. 6,793 593
Samsung Electronics Co., Ltd. 1,418,976 58,471

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
160 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Engineering Co., Ltd.(Æ) 82,458 783
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 439
Samsung Securities Co., Ltd. 56,649 1,406
Seegene , Inc. 7,125 544
Shinhan Financial Group Co., Ltd. 118,848 2,955
SK Holdings Co., Ltd. 4,763 715
SK Hynix, Inc. 278,166 18,928
SK Innovation Co., Ltd. 9,253 751
SK Telecom Co., Ltd. 28,683 4,958
S-Oil Corp. 7,491 432
Soulbrain Co., Ltd. 19,961 1,202
Woongjin Coway Co., Ltd. 67,684 3,389
Woori Financial Group, Inc. 90,696 632
157,651
Sri Lanka - 0.1%
John Keells Holdings PLC 1,351,259 827
Melstacorp PLC 4,787,216 689
1,516
Taiwan - 9.5%
Accton Technology Corp. 629,000 4,508
Advantech Co., Ltd. 141,089 1,325
ASE Technology Holding Co., Ltd. 1,504,000 3,314
Asia Cement Corp. 565,000 823
AU Optronics Corp. 2,434,000 635
Catcher Technology Co., Ltd. 262,532 1,981
Cathay Financial Holding Co., Ltd. 696,000 925
China Development Financial Holding
Corp. 1,630,000 489
China Life Insurance Co., Ltd. 676,931 457
Compal Electronics, Inc. 1,066,000 678
CTBC Financial Holding Co., Ltd. 1,954,200 1,295
Eclat Textile Co., Ltd. 197,000 1,941
Elite Material Co., Ltd. 671,000 2,865
Far Eastern New Century Corp. 616,000 531
First Financial Holding Co., Ltd. 963,132 703
Formosa Chemicals & Fibre Corp. 350,000 878
Fubon Financial Holding Co., Ltd. 2,315,000 3,248
Hon Hai Precision Industry Co., Ltd. 1,175,516 2,993
Hotai Motor Co., Ltd. 52,000 946
Hua Nan Financial Holdings Co., Ltd. 460,775 297
International Games System Co., Ltd. 32,000 594
Largan Precision Co., Ltd. 7,000 956
Lite-On Technology Corp. 357,107 554
MediaTek , Inc. 451,000 6,166
Nan Ya Plastics Corp. 213,000 465
Nanya Technology Corp. 1,830,000 3,888
Parade Technologies, Ltd. 201,259 4,947
Pegatron Corp. 258,000 563
Pixart Imaging, Inc. 16,000 92
Powertech Technology, Inc. 462,000 1,542
Realtek Semiconductor Corp. 77,000 652
Shin Zu Shing Co., Ltd. 133,000 577
Sinbon Electronics Co., Ltd. 455,818 2,200
SinoPac Financial Holdings Co., Ltd. 1,442,755 582
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Cement Corp. 309,257 442
Taiwan Cooperative Financial Holding
Co., Ltd. 1,493,318 994
Taiwan Semiconductor Manufacturing
Co., Ltd. 4,344,000 43,654
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 203,561 10,814
Tripod Technology Corp. 480,712 1,702
Uni -President Enterprises Corp. 1,789,000 4,138
United Microelectronics Corp. 6,389,000 3,314
Win Semiconductors Corp. 58,000 519
Yageo Corp. 88,000 1,143
Yuanta Financial Holding Co., Ltd. 4,815,000 2,715
124,045
Thailand - 1.4%
Advanced Info Service PCL 514,100 3,126
Charoen Pokphand Foods PCL 7,096,100 5,881
CP ALL PCL 960,500 2,091
PTT Exploration & Production PCL 527,019 1,345
PTT PCL 965,300 1,050
Siam Cement PCL (The) 121,900 1,289
Thai Beverage PCL 4,511,800 2,186
Tisco Financial Group PCL 529,982 1,189
18,157
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 471
Turkey - 0.8%
Akbank TAS(Æ) 294,970 246
BIM Birlesik Magazalar AS 270,600 2,144
MLP Saglik Hizmetleri AS(Æ)(Þ) 367,000 788
Tupras Turkiye Petrol Rafinerileri AS(Æ) 87,084 1,130
Turkcell Iletisim Hizmetleri AS 555,343 1,106
Turkiye Garanti Bankasi AS(Æ) 4,138,339 4,876
Turkiye Is Bankasi AS Class C(Æ) 474,414 332
Vestel Elektronik Sanayi ve Ticaret
AS(Æ) 46,862 89
10,711
Ukraine - 0.1%
Kernel Holding SA 111,418 1,078
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC 495,087 593
Air Arabia PJSC 996,312 309
Aldar Properties PJSC 1,744,588 861
Emirates NBD PJSC 1,232,217 2,858
4,621
United Kingdom - 0.3%
Antofagasta PLC 319,354 3,275
United States - 0.2%
MercadoLibre , Inc.(Æ) 5,567 3,248

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vietnam - 1.6%
FPT Corp. 406,643 877
Hoa Phat Group JSC 6,260,716 5,747
Masan Group Corp.(Æ) 582,020 1,461
Military Commercial Joint Stock
Bank(Æ) 3,583,106 2,440
Mobile World Investment Corp. 2,076,213 7,242
Vietnam Dairy Products JSC 247,290 1,045
Vincom Retail JSC 1,979,650 1,952
20,764
Total Common Stocks
(cost $1,076,653) 1,136,066
Preferred Stocks - 2.1%
Brazil - 1.5%
Banco Bradesco SA
10.753% (Ÿ) 5,581,881 19,028
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
4.130% (Ÿ) 33,867 805
Russia - 0.2%
Surgutneftegas PJSC
20.581% (Ÿ) 5,258,738 2,575
South Korea - 0.3%
Samsung Electronics Co., Ltd.
3.273% (Ÿ) 123,442 4,299
Total Preferred Stocks
(cost $35,893) 26,707
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 6.4%
United States - 6.4%
U.S. Cash Management Fund(@) 83,381,556 (∞) 83,382
Total Short-Term Investments
(cost $83,366) 83,382
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(x) 17,527,846 (∞) 17,528
Total Other Securities
(cost $17,528) 17,528
Total Investments - 96.9%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(identified cost $1,213,453) 1,263,687
Other Assets and Liabilities, Net
- 3.1%
40,917
Net Assets - 100.0%
1,304,604

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
162 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.4%
3SBio, Inc. 06/18/19 HKD 2,425,000 1.70 4,125
2,455
A-Living Services Co., Ltd. 06/18/19 HKD 1,549,000 1.98 3,065
8,471
Budweiser Brewing Co. APAC, Ltd. 10/09/19 HKD 777,300 3.98 3,094
2,090
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0.29 744
635
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 1,518,200 1.21 1,844
960
Dino Polska SA 04/17/19 PLN 142,115 34.77 4,941
5,988
Huatai Securities Co., Ltd. 07/02/19 HKD 2,310,800 1.77 4,094
3,835
ICICI Prudential Life Insurance Co., Ltd. 03/21/18 INR 247,965 5.84 1,449
1,336
Longfor Group Holdings, Ltd. 11/19/18 HKD 327,500 2.76 905
1,623
Midea Real Estate Holding, Ltd. 02/01/20 HKD 592,200 2.87 1,698
1,498
MLP Saglik Hizmetleri AS 02/07/18 TRY 367,000 4.99 1,833
788
Moneta Money Bank AS 08/14/19 CZK 374,470 3.23 1,211
784
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 477,800 5.43 2,595
3,775
PLAY Communications SA 05/31/19 PLN 60,994 8.08 493
490
Samsung Biologics Co., Ltd. 03/21/18 KRW 3,411 412.18 1,406
1,632
Tianhe Chemicals Group, Ltd. 06/13/14 HKD 25,778,000 0. 2 3 5,886
—
WH Group, Ltd. 09/22/15 HKD 3,326,000 0.72 2,403
3,184
WuXi AppTec Co., Ltd. 02/20/19 HKD 229,740 9.02 2,072
3,251
Xiabuxiabu Catering Management China Holdings Co., Ltd. 01/24/19 HKD 1,181,462 1.31 1,553
1,083
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. 03/20/20 HKD 202,800 3.94 798
758
44,636
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE China A50 Index Futures 497 USD 6,673 05/20
178
KOSPI2 Index Futures 252 KRW 16,260,301 06/20
(324)
MSCI China Free Index Futures 1,506 USD 65,895 06/20
5,485
MSCI Emerging Markets Index Futures 2,833 USD 128,321 06/20
5,200
MSCI Taiwan Index Futures 323 USD 13,472 05/20
474
Short Positions
MSCI Emerging Markets Index Futures 2,192 USD 99,287 06/20
(7,352)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,661
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 9,306 ZAR 152,400 06/17/20 (1,121)
Bank of New York USD 9,348 ZAR 152,400 06/17/20 (1,163)
Bank of New York HKD 37,956 USD 4,897 05/05/20 1
Citigroup USD 20,745 KRW 24,850,000 06/17/20 (277)
Citigroup USD 9,313 ZAR 152,400 06/17/20 (1,127)
Citigroup ZAR 634,400 USD 33,225 06/17/20 (850)
Royal Bank of Canada USD 194 ZAR 3,545 05/05/20 (3)
Royal Bank of Canada USD 100 ZAR 1,854 05/06/20 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 163
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 9,344 ZAR 152,400 06/17/20 (1,158)
Standard Chartered USD 9,350 ZAR 152,400 06/17/20 (1,164)
State Street USD 6,388 CNY 45,380 06/17/20 23
State Street USD 359 IDR 5,443,441 05/04/20 7
State Street USD 776 KRW 944,524 05/06/20 (1)
State Street USD 865 KRW 1,052,600 05/06/20 (1)
State Street USD 1,195 KRW 1,454,296 05/06/20 (2)
State Street USD 568 MYR 2,456 05/04/20 3
State Street AED 248 USD 68 05/04/20 —
State Street BRL 124 USD 23 05/04/20 —
State Street BRL 604 USD 113 05/04/20 2
State Street GBP 29 USD 36 05/01/20 —
State Street GBP 81 USD 102 05/04/20 —
State Street KRW 9,200,000 USD 7,475 06/17/20 (103)
State Street THB 1,048 USD 32 05/05/20 —
State Street TRY 780 USD 112 05/04/20 —
State Street ZAR 662 USD 36 05/04/20 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(6,933)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 2,248 $ — $ —
$ —
$ 2,248 0.2
Australia — 2,204 —
—
2,204 0.2
Bangladesh — 8,035 —
—
8,035 0.6
Brazil 45,161 — —
—
45,161 3.5
Cambodia — 169 —
—
169 —
*
Canada 3,314 — —
—
3,314 0.2
Cayman Islands — 7 1 0 —
—
7 1 0 0. 1
Chile 6,009 — —
—
6,009 0.5
China 74,164 286 , 596 —
—
3 60 ,7 60 27 . 6
Czech Republic — 784 —
—
784 0.1
Egypt — 6,842 —
—
6,842 0.5
Georgia — 2,479 —
—
2,479 0.2
Greece — 2,097 —
—
2,097 0.2
Guernsey — 3,381 —
—
3,381 0.3
Hong Kong — 57,700 69
—
57,769 4.4
Hungary — 6,944 —
—
6,944 0.5

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
164 Emerging Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
India 315 85,228 —
—
85,543 6.6
Indonesia — 15,920 —
—
15,920 1.2
Japan — 1,418 —
—
1,418 0.1
Kazakhstan — 1,462 —
—
1,462 0.1
Kenya — 6,068 —
—
6,068 0.5
Kuwait — 5,234 —
—
5,234 0.4
Luxembourg — 704 —
—
704 0.1
Malaysia — 5,156 —
—
5,156 0.4
Mexico 21,336 — —
—
21,336 1.6
Morocco — 5,466 —
—
5,466 0.4
Netherlands — 2,492 —
—
2,492 0.2
Nigeria — 2,589 —
—
2,589 0.2
Pakistan — 2,443 —
—
2,443 0.2
Peru 6,556 — —
—
6,556 0.5
Philippines — 6,745 —
—
6,745 0.5
Poland — 12,132 —
—
12,132 0.9
Romania — 6,646 —
—
6,646 0.5
Russia 15,616 36,936 —
—
52,552 4.0
Singapore — 1,076 —
—
1,076 0.1
Slovenia — 1,836 —
—
1,836 0.1
South Africa 7,641 30,608 —
—
38,249 2.9
South Korea — 157,651 —
—
157,651 12.1
Sri Lanka — 1,516 —
—
1,516 0.1
Taiwan 10,814 113,231 —
—
124,045 9.5
Thailand — 18,157 —
—
18,157 1.4
Togo — 471 —
—
471 —
*
Turkey — 10,711 —
—
10,711 0.8
Ukraine — 1,078 —
—
1,078 0.1
United Arab Emirates — 4,621 —
—
4,621 0.4
United Kingdom — 3,275 —
—
3,275 0.3
United States 3,248 — —
—
3,248 0.2
Vietnam — 20,764 —
—
20,764 1.6
Preferred Stocks 19,833 6,874 — — 26,707 2. 1
Long-Term Investments — 4 — — 4 —
*
Short-Term Investments — — — 83,382 83,382 6.4
Other Securities — — — 17,528 17,528 1.3
Total Investments 216,255 946,453 69 100,910 1,263,687 9 6 . 9
Other Assets and Liabilities, Net 3 . 1
100.0

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 11,337 — — — 11,337 0.9
Foreign Currency Exchange Contracts 14 23 — — 37 —
*
A
Liabilities
Futures Contracts (7,676) — — — (7,676) (0.6)
Foreign Currency Exchange Contracts (8) (6,962) — — (6,970) (0.5)
Total Other Financial Instruments
**
$ 3,667 $ (6,939) $ — $ — $ (3,272)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
88,694
Consumer Staples ...................................................................
78,686
Energy ....................................................................................
56,230
Financial Services ...................................................................
303,354
Health Care .............................................................................
33,132
Materials and Processing ........................................................
102,797
Producer Durables ..................................................................
47,065
Technology ..............................................................................
337,465
Utilities ...................................................................................
88,643
Preferred Stocks
Energy ....................................................................................
12,830
Financial Services ...................................................................
7,446
Materials and Processing ........................................................
1,359
Technology ..............................................................................
4,299
Utilities ...................................................................................
773
Long-Term Investments .................................................................
4
Short-Term Investments ................................................................
83,382
Other Securities ...........................................................................
17,528
Total Investments .................................................................... 1,263,687

See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3 7
Variation margin on futures contracts* 11,337 —
Total
$ 11,337 $ 3 7
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 7,676 $ —
Unrealized depreciation on foreign currency exchange contracts — 6,970
Total
$ 7,676 $ 6,970
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,253 $ —
Foreign currency exchange contracts — (4,035)
Total
$ 1,253 $ (4,035)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,434 $ —
Foreign currency exchange contracts — (6,285)
Total
$ 1,434 $ (6,285)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 16,627 $ — $ 16,627
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3 7 — 3 7
Total Financial and Derivative Assets
16,66 4 — 16,66 4
Financial and Derivative Assets not subject to a netting agreement
(1 4 ) — (1 4 )
Total Financial and Derivative Assets subject to a netting agreement
$ 16,650 $ — $ 16,650
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 998 $ — $ 998 $ —
Citigroup
4,940 — 4,940 —
HSBC
2,614 — 2,614 —
Morgan Stanley
8,075 — 8,075 —
State Street
23 23 — —
Total
$ 16,650 $ 23 $ 16,627 $ —

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 6,970 $ — $ 6,970
Total Financial and Derivative Liabilities
6,970 — 6,970
Financial and Derivative Liabilities not subject to a netting agreement
(8) — (8)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,962 $ — $ 6,962
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 1,121 $ — $ — $ 1,121
Bank of New York 1,163 — — 1,163
Citigroup 2,254 — 250 2,004
Royal Bank of Canada 1,158 — — 1,158
Standard Chartered 1,164 — — 1,164
State Street 102 23 — 79
Total
$ 6,962 $ 23 $ 250 $ 6,689
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,213,453
Investments, at fair value(*)(>) ......................................................................................................................................................
1,263,687
Cash ............................................................................................................................................................................................... 292
Foreign currency holdings(^) ......................................................................................................................................................... 13,718
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 37
Receivables:
Dividends and interest ....................................................................................................................................................... 1,946
Dividends from affiliated funds .......................................................................................................................................... 22
Investments sold ................................................................................................................................................................ 17,528
Fund shares sold ................................................................................................................................................................ 1,473
Foreign capital gains taxes recoverable ............................................................................................................................. 29
From broker(a)(b ) ............................................................................................................................................................... 49,516
Variation margin on futures contracts ................................................................................................................................. 3,678
Prepaid expenses ........................................................................................................................................................................... 13
Total assets .................................................................................................................................................
1,351,939
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 18,526
Fund shares redeemed ....................................................................................................................................................... 2,680
Accrued fees to affiliates .................................................................................................................................................... 1,114
Other accrued expenses ..................................................................................................................................................... 478
Deferred capital gains tax liability ..................................................................................................................................... 39
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 6,970
Payable upon return of securities loaned ....................................................................................................................................... 17,528
Total liabilities .............................................................................................................................................
47,335
Net Assets ............................................................................................................................................................
$ 1,304,604

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (61,199)
Shares of beneficial interest ...........................................................................................................................................................
846
Additional paid-in capital ..............................................................................................................................................................
1,364,957
Net Assets ............................................................................................................................................................
$ 1,304,604
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 15.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 16.25
Class A — Net assets ............................................................................................................................................................. $ 10,901,248
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 711,502
Net asset value per share: Class C(#) .............................................................................................................................................
$ 14.23
Class C — Net assets ............................................................................................................................................................. $ 5,842,732
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 410,692
Net asset value per share: Class E(#) .............................................................................................................................................
$ 15.44
Class E — Net assets ............................................................................................................................................................. $ 1,318,929
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 85,411
Net asset value per share: Class M(#) ............................................................................................................................................
$ 15.41
Class M — Net assets ............................................................................................................................................................ $ 97,989,493
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,358,449
Net asset value per share: Class R6(#) ...........................................................................................................................................
$ 15.46
Class R6 — Net assets ........................................................................................................................................................... $ 1,777,458
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 114,989
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 15.43
Class S — Net assets ............................................................................................................................................................. $ 995,791,630
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 64,542,566
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 15.44
Class Y — Net assets ............................................................................................................................................................. $ 190,982,820
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 12,365,733
Amounts in thousands
(^)     Foreign currency holdings - cost $ 14,171
(*)     Securities on loan included in investments $ 16,627
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 100,910
(a)     Receivable from Broker for Futures $ 49,266
(b)     Receivable from Broker for Forwards $ 250
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 15,964
Dividends from affiliated funds ......................................................................................................................................... 346
Interest .............................................................................................................................................................................. 11
Securities lending income (net) ......................................................................................................................................... 60
Less foreign taxes withheld ............................................................................................................................................... (2,172)
Total investment income ...............................................................................................................................................................
14,209
Expenses
Advisory fees .................................................................................................................................................................... 9,028
Administrative fees ........................................................................................................................................................... 386
Custodian fees ................................................................................................................................................................... 786
Distribution fees - Class A ................................................................................................................................................ 16
Distribution fees - Class C ................................................................................................................................................ 27
Transfer agent fees - Class A ............................................................................................................................................ 13
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class E ............................................................................................................................................. 2
Transfer agent fees - Class M ............................................................................................................................................ 115
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 1,217
Transfer agent fees - Class Y ............................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 134
Registration fees ............................................................................................................................................................... 62
Shareholder servicing fees - Class C ................................................................................................................................. 9
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 38
Printing fees ...................................................................................................................................................................... 153
Miscellaneous ................................................................................................................................................................... 20
Expenses before reductions .............................................................................................................................................. 12,021
Expense reductions ........................................................................................................................................................... (1,475)
Net expenses .................................................................................................................................................................................
10,546
Net investment income (loss) ........................................................................................................................................................
3,663
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (62,750)
Investments in affiliated funds .......................................................................................................................................... 8
Futures contracts .............................................................................................................................................................. 1,253
Foreign currency exchange contracts ................................................................................................................................ (4,035)
Foreign currency-related transactions ............................................................................................................................... (673)
Net realized gain (loss) ..................................................................................................................................................................
(66,197)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (167,57 0 )
Investments in affiliated funds .......................................................................................................................................... 15
Futures contracts .............................................................................................................................................................. 1,434
Foreign currency exchange contracts ................................................................................................................................ (6,285)
Foreign currency-related transactions ............................................................................................................................... (470)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (172,876)
Net realized and unrealized gain (loss) ......................................................................................................................................... (239,073)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (235,410)

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,663 $ 27,802
Net realized gain (loss) ...................................................................................................................... (66,197) 33,830
Net change in unrealized appreciation (depreciation) ....................................................................... (172,876) 112,673
Net increase (decrease) in net assets from operations ............................................................................. (235,410) 174,305
Distributions
To shareholders
Class A .......................................................................................................................................... (322) (635)
Class C .......................................................................................................................................... (118) (413)
Class E .......................................................................................................................................... (43) (141)
Class M ......................................................................................................................................... (3,425) (1,686)
Class R6 ........................................................................................................................................ (62) (56)
Class S ........................................................................................................................................... (34,767) (62,808)
Class Y .......................................................................................................................................... (6,837) (15,337)
Net decrease in net assets from distributions .......................................................................................... (45,574) (81,076)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (111,966) (340,203)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(392,950) (246,974)
Net Assets
Beginning of period .................................................................................................................................
1,697,554 1,944,528
End of period ..........................................................................................................................................
$ 1,304,604 $ 1,697,554

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 86 $ 1,586 67 $ 1,201
Proceeds from reinvestment of distributions 17 320 38 631
Payments for shares redeemed (133) (2,299) (308) (5,474)
Net increase (decrease)
(30) (393) (203) (3,642)
Class C
Proceeds from shares sold 25 429 26 441
Proceeds from reinvestment of distributions 7 118 27 412
Payments for shares redeemed (107) (1,755) (311) (5,203)
Net increase (decrease)
(75) (1,208) (258) (4,350)
Class E
Proceeds from shares sold 7 118 47 866
Proceeds from reinvestment of distributions 2 41 8 137
Payments for shares redeemed (29) (509) (158) (2,886)
Net increase (decrease)
(20) (350) (103) (1,883)
Class M
Proceeds from shares sold 2,410 43,085 4,256 77,589
Proceeds from reinvestment of distributions 177 3,424 101 1,686
Payments for shares redeemed (1,365) (21,968) (1,375) (24,985)
Net increase (decrease)
1,222 24,541 2,982 54,290
Class R6
Proceeds from shares sold 24 463 84 1,558
Proceeds from reinvestment of distributions 3 62 3 56
Payments for shares redeemed (17) (293) (52) (949)
Net increase (decrease)
10 232 35 665
Class S
Proceeds from shares sold 10,951 193,255 11,513 209,464
Proceeds from reinvestment of distributions 1,783 34,600 3,721 62,324
Payments for shares redeemed (15,439) (269,649) (34,367) (619,739)
Net increase (decrease)
(2,705) (41,794) (19,133) (347,951)
Class Y
Proceeds from shares sold 312 5,062 1,642 29,098
Proceeds from reinvestment of distributions 352 6,837 916 15,336
Payments for shares redeemed (5,685) (104,893) (4,481) (81,766)
Net increase (decrease)
(5,021) (92,994) (1,923) (37,332)
Total increase (decrease)
(6,619) $ (111,966) (18,603) $ (340,203)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 18.46 .02 (2.72) (2.70) (.35) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
October 31, 2016 15.09 .11 1.31 1.42 — —
October 31, 2015 18.50 .10 (3.03) (2.93) (.22) (.26)
Class C
April 30, 2020* 17.07 (.05) (2.53) (2.58) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
October 31, 2017 15.30 (. 0 1 ) 3.88 3.87 (.02) —
October 31, 2016 14.09 ( — ) (f) 1.21 1.21 — —
October 31, 2015 17.29 (.02) (2.83) (2.85) (.09) (.26)
Class E
April 30, 2020* 18.58 .02 (2.74) (2.72) (.33) (.09)
October 31, 2019 17.66 .18 1.44 1.62 (.23) (.47)
October 31, 2018 20.75 .18 (3.12) (2.94) (.15) —
October 31, 2017 16.57 (.01) 4.32 4.31 (.13) —
October 31, 2016 15.14 .11 1.32 1.43 — —
October 31, 2015 18.56 .11 (3.05) (2.94) (.22) (.26)
Class M
April 30, 2020* 18.61 .05 (2.74) (2.69) (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
October 31, 2017(8) 17.92 .04 2.90 2.94 — —
Class R6
April 30, 2020* 18.66 .06 (2.74) (2.68) (.43) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
October 31, 2016(4) 13.39 .16 3.13 3.29 — —
Class S
April 30, 2020* 18.62 .04 (2.74) (2.70) (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
October 31, 2016 15.20 .15 1.32 1.47 (.02) —
October 31, 2015 18.63 .15 (3.05) (2.90) (.27) (.26)
Class Y
April 30, 2020* 18.65 .05 (2.74) (2.69) (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —
October 31, 2016 15.24 .18 1.31 1.49 (.05) —
October 31, 2015 18.68 .18 (3.06) (2.88) (.30) (.26)

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(1)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(1)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.44) 15.32 (15.13) 10,901 1.78 1.60 .20 29
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
— 16.51 9.41 17,353 1.78 1.76 .75 68
(.48) 15.09 (16.11) 16,963 1.77 1.77 .62 71
(.26) 14.23 (15.41) 5,843 2.53 2.35 (.56) 29
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
— 15.30 8.59 17,641 2.53 2.51 (.03) 68
(.35) 14.09 (16.70) 20,415 2.52 2.52 (.15) 71
(.42) 15.44 (15.12) 1,319 1.78 1.60 .17 29
(.70) 18.58 9.63 1,957 1.76 1.64 .98 86
(.15) 17.66 (14.28) 3,681 1.76 1.68 .85 65
(.13) 20.75 26.25 5,549 1.76 1.71 (.03) 50
— 16.57 9.45 34,786 1.78 1.76 .75 68
(.48) 15.14 (16.12) 37,874 1.77 1.77 .64 71
(.51) 15.41 (15.00) 97,989 1.54 1.25 .56 29
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(.52) 15.46 (14.94) 1,777 1.39 1.20 .63 29
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
— 16.68 24.57 240 1.39 1.34 1.48 68
(.49) 15.43 (15.04) 995,792 1.53 1.35 .43 29
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(.02) 16.65 9.68 1,709,494 1.53 1.51 .99 68
(.53) 15.20 (15.86) 1,760,569 1.52 1.52 .87 71
(.52) 15.44 (14.99) 190,983 1.34 1.17 .60 29
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50
(.05) 16.68 9.86 499,476 1.33 1.31 1.20 68
(.56) 15.24 (15.70) 512,073 1.32 1.32 1.04 71

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 903,515
Administration fees 50,405
Distribution fees 5,649
Shareholder servicing fees 1,431
Transfer agent fees 150,670
Trustee fees 2,441
$ 1,114,111
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 20,477 $ 94,087 $ 97,036 $ — $ — $ 17,528 $ 60 $ —
U.S. Cash Management Fund 85,639 689,641 691,921 8 15 83,382 346 —
$ 106,116 $ 783,728 $ 788,957 $ 8 $ 15 $ 100,910 $ 406 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,251,843,668 $ 44,942,736 $ (36,382,504) $ 8,560,232

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Managed U.S. Large Cap Fund 177
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 961.30 $ 1,019.05
Expenses Paid During Period* $ 5.71 $ 5.87
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 957.70 $ 1,015.32
Expenses Paid During Period* $ 9 .35 $ 9.62
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 961.50 $ 1,019.05
Expenses Paid During Period* $ 5.71 $ 5.87
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
178 Tax-Managed U.S. Large Cap Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 963.00 $ 1,020.79
Expenses Paid During Period* $ 4.00 $ 4.12
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 962.60 $ 1,020.29
Expenses Paid During Period* $ 4.49 $ 4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.5%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc. 9,135 1,105
Amazon.com, Inc.(Æ) 57,928 143,314
AutoZone, Inc.(Æ) 4,682 4,777
Best Buy Co., Inc. 44,114 3,385
Capri Holdings, Ltd.(Æ) 339,108 5,171
Charter Communications, Inc. Class A(Æ) 16,698 8,269
Comcast Corp. Class A 448,137 16,863
Costco Wholesale Corp. 31,699 9,605
DISH Network Corp. Class A(Æ) 183,200 4,583
Dollar General Corp. 5,400 947
Dollar Tree, Inc.(Æ) 5,970 476
DR Horton, Inc. 15,748 744
eBay, Inc. 26,648 1,061
Expedia Group, Inc. 5,900 419
Ford Motor Co. 577,447 2,939
Garmin, Ltd. 46,864 3,803
General Motors Co. 29,701 662
Home Depot, Inc. (The) 75,922 16,690
Kontoor Brands, Inc. 3,714 72
Lennar Corp. Class A 2,800 140
Lennar Corp. Class B 56 2
Lowe's Cos., Inc. 185,439 19,425
McDonald's Corp. 5,663 1,062
Mohawk Industries, Inc.(Æ) 63,981 5,612
Netflix, Inc.(Æ) 71,784 30,139
Nike, Inc. Class B 499,259 43,525
nVent Electric PLC 6,066 113
O'Reilly Automotive, Inc.(Æ) 39,735 15,351
PulteGroup, Inc. 44,100 1,247
Ross Stores, Inc. 72,159 6,592
Royal Caribbean Cruises, Ltd. 10,518 492
Starbucks Corp. 215,173 16,510
Target Corp. 182,532 20,031
Tesla, Inc.(Æ) 1,602 1,253
TJX Cos., Inc. 393,888 19,320
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 90,385 19,697
VF Corp. 26,000 1,511
ViacomCBS , Inc. Class B 23,776 410
Walmart, Inc. 228,172 27,734
Walt Disney Co. (The) 106,122 11,477
Whirlpool Corp. 50,501 5,643
Wyndham Destinations, Inc. 52,623 1,346
Wyndham Hotels & Resorts, Inc. 59,865 2,258
Yum China Holdings, Inc. 29,534 1,431
Yum! Brands, Inc. 411,433 35,560
512,766
Consumer Staples - 4.1%
Archer-Daniels-Midland Co. 26,319 977
Clorox Co. (The) 8,673 1,617
Coca-Cola Co. (The) 234,145 10,745
Coca-Cola European Partners PLC 147,519 5,848
Colgate-Palmolive Co. 61,225 4,302
Constellation Brands, Inc. Class A 32,884 5,416
CVS Health Corp. 325,521 20,037
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 15,812 2,789
General Mills, Inc. 30,681 1,837
Hershey Co. (The) 4,970 658
Hormel Foods Corp. 16,940 794
JM Smucker Co. (The) 47,266 5,431
Keurig Dr Pepper, Inc. 14,940 395
Kimberly-Clark Corp. 12,200 1,689
Kroger Co. (The) 86,758 2,742
Molson Coors Beverage Co. Class B 205,785 8,439
Mondelez International, Inc. Class A 462,547 23,794
PepsiCo, Inc. 131,961 17,457
Philip Morris International, Inc. 46,361 3,459
Procter & Gamble Co. (The) 165,500 19,507
Sysco Corp. 51,834 2,917
Unilever NV 89,978 4,447
Walgreens Boots Alliance, Inc. 78,428 3,395
148,692
Energy - 1.9%
BP PLC - ADR 166,549 3,964
Chevron Corp. 77,606 7,140
ConocoPhillips 207,273 8,726
Exxon Mobil Corp. 184,832 8,589
Hess Corp. 96,998 4,718
Marathon Petroleum Corp. 3,280 105
ONEOK, Inc. 97,891 2,930
Phillips 66 134,470 9,840
Pioneer Natural Resources Co. 66,713 5,958
Valero Energy Corp. 126,505 8,014
Xcel Energy, Inc. 137,295 8,726
68,710
Financial Services - 16.8%
Allstate Corp. (The) 4,347 442
American Express Co. 171,119 15,615
American Tower Corp.(ö) 89,691 21,346
Ameriprise Financial, Inc. 5,878 676
Aon PLC 38,352 6,622
Arthur J Gallagher & Co. 32,676 2,565
AvalonBay Communities, Inc.(ö) 5,000 815
Bank of America Corp. 881,489 21,200
Berkshire Hathaway, Inc. Class B(Æ) 138,135 25,881
Capital One Financial Corp. 82,440 5,339
Charles Schwab Corp. (The) 37,286 1,406
Chubb, Ltd. 136,568 14,751
Citigroup, Inc. 194,740 9,457
Citizens Financial Group, Inc. 592,009 13,255
CME Group, Inc. Class A 12,756 2,273
Equinix , Inc.(Æ)(ö) 45,513 30,730
Equity LifeStyle Properties, Inc. Class A(ö) 30,587 1,845
Everest Re Group, Ltd. 900 156
Fidelity National Information Services, Inc. 35,385 4,667
Fifth Third Bancorp 149,681 2,798
First Republic Bank 2,386 249
FleetCor Technologies, Inc.(Æ) 151,718 36,602
Global Payments, Inc. 47,871 7,948

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
180 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The) 12,071 2,214
Hartford Financial Services Group, Inc. 55,496 2,108
HCP, Inc.(ö) 469,019 12,260
Huntington Bancshares, Inc. 831,115 7,680
Intercontinental Exchange, Inc. 163,857 14,657
JPMorgan Chase & Co. 236,518 22,649
KeyCorp 472,418 5,504
Kimco Realty Corp.(ö) 434,379 4,739
M&T Bank Corp. 1,250 140
Markel Corp.(Æ) 9,476 8,205
MasterCard, Inc. Class A 63,290 17,403
Merck & Co., Inc. 349,639 27,740
MetLife, Inc. 181,961 6,565
MGM Growth Properties LLC Class A(ö) 124,136 3,125
Moody's Corp. 58,542 14,278
Morgan Stanley 177,611 7,003
New York Community Bancorp, Inc. 1,461,514 15,872
Northern Trust Corp. 160,057 12,670
PayPal Holdings, Inc.(Æ) 548,258 67,435
PNC Financial Services Group, Inc. (The) 47,610 5,079
Progressive Corp. (The) 119,565 9,242
Prologis, Inc.(ö) 69,666 6,216
Prudential Financial, Inc. 67,246 4,194
Raymond James Financial, Inc. 6,917 456
Regions Financial Corp. 945,832 10,168
Simon Property Group, LP(ö) 16,017 1,069
State Street Corp. 42,925 2,706
SVB Financial Group(Æ) 1,867 361
Synchrony Financial 287,557 5,691
T Rowe Price Group, Inc. 28,566 3,303
TD Ameritrade Holding Corp. 6,600 259
Truist Bank 14,172 529
US Bancorp 285,779 10,431
Visa, Inc. Class A 289,631 51,762
Voya Financial, Inc. 21,215 958
Wells Fargo & Co. 230,157 6,686
Zions Bancorp NA 239,380 7,567
605,562
Health Care - 15.0%
Abbott Laboratories 425,606 39,194
AbbVie, Inc. 177,636 14,602
Alexion Pharmaceuticals, Inc.(Æ) 34,295 3,686
Amgen, Inc. 53,187 12,723
Anthem, Inc.(Æ) 63,112 17,717
Baxter International, Inc. 61,562 5,465
Becton Dickinson and Co. 137,280 34,667
Biogen, Inc.(Æ) 16,386 4,864
Boston Scientific Corp.(Æ) 131,116 4,914
Bristol-Myers Squibb Co. 135,667 8,250
Centene Corp.(Æ) 185,176 12,329
Cerner Corp. 88,688 6,154
Cigna Corp. 144,928 28,374
Eli Lilly & Co. 57,295 8,860
Gilead Sciences, Inc. 103,336 8,680
Henry Schein, Inc.(Æ) 114,024 6,221
Humana, Inc. 17,246 6,585
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Illumina, Inc.(Æ) 109,874 35,053
Intuitive Surgical, Inc.(Æ) 60,665 30,993
Johnson & Johnson 255,014 38,262
Laboratory Corp. of America Holdings(Æ) 10,722 1,763
McKesson Corp. 76,085 10,747
Medtronic PLC 154,854 15,118
Novo Nordisk A/S - ADR 146,069 9,251
Pfizer, Inc. 262,190 10,058
Regeneron Pharmaceuticals, Inc.(Æ) 77,775 40,900
Sanofi - ADR 5,860 274
Stryker Corp. 13,945 2,600
Teleflex, Inc. 47,928 16,075
Thermo Fisher Scientific, Inc. 34,905 11,682
UnitedHealth Group, Inc. 289,864 84,778
Vertex Pharmaceuticals, Inc.(Æ) 11,953 3,003
Zimmer Biomet Holdings, Inc. 35,057 4,196
Zoetis, Inc. Class A 13,700 1,772
539,810
Materials and Processing - 2.8%
Air Products & Chemicals, Inc. 18,621 4,201
Ball Corp. 28,448 1,866
Carrier Global Corp.(Æ) 45,668 809
Celanese Corp. Class A 40,328 3,350
Crown Holdings, Inc.(Æ) 14,346 924
Dow, Inc. 42,815 1,571
DowDuPont , Inc. 280,881 13,207
Ecolab, Inc. 195,969 37,919
Ingevity Corp.(Æ) 4,417 229
Linde PLC(Æ) 165,138 30,384
Martin Marietta Materials, Inc. 2,605 496
Masco Corp. 34,631 1,421
PPG Industries, Inc. 4,260 387
Rio Tinto PLC - ADR 37,916 1,751
Trane Technologies PLC 40,776 3,565
102,080
Producer Durables - 7.0%
3M Co. 1,700 258
Accenture PLC Class A 56,902 10,538
Automatic Data Processing, Inc. 100,574 14,753
Boeing Co. (The) 202 28
CSX Corp. 63,100 4,179
Danaher Corp. 208,019 34,003
Deere & Co. 11,061 1,605
Eaton Corp. PLC 32,770 2,736
Flir Systems, Inc. 235,860 10,236
Fortive Corp. 2,085 133
General Dynamics Corp. 52,381 6,842
General Electric Co. 1,730,770 11,769
Honeywell International, Inc. 190,196 26,989
IHS Markit , Ltd.(Æ) 523,656 35,242
Illinois Tool Works, Inc. 1,831 298
Ingersoll Rand, Inc.(Æ) 14,314 416
Johnson Controls International PLC(Æ) 20,895 608
Kansas City Southern 57,146 7,460

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
L3Harris Technologies, Inc. 11,294 2,188
Lockheed Martin Corp. 1,670 650
Mettler -Toledo International, Inc.(Æ) 23,357 16,816
Norfolk Southern Corp. 42,340 7,244
Northrop Grumman Corp. 29,628 9,797
Otis Worldwide Corp. 22,784 1,160
PACCAR, Inc. 40,168 2,781
Parker-Hannifin Corp. 9,867 1,560
Pentair PLC 6,066 210
Square, Inc. Class A(Æ) 98,551 6,420
Stanley Black & Decker, Inc. 96,898 10,678
TopBuild Corp.(Æ) 3,805 355
TransDigm Group, Inc. 25,425 9,231
Union Pacific Corp. 57,199 9,140
Wabtec Corp. 98,207 5,541
Waste Management, Inc. 4,229 423
252,287
Technology - 27.0%
Adobe, Inc.(Æ) 71,687 25,351
Advanced Micro Devices, Inc.(Æ) 120,420 6,309
Allegion PLC 17,438 1,753
Alphabet, Inc. Class A(Æ) 13,927 18,755
Alphabet, Inc. Class C(Æ) 63,653 85,846
Amphenol Corp. Class A 8,136 718
Analog Devices, Inc. 59,066 6,474
Apple, Inc. 410,015 120,463
Applied Materials, Inc. 109,156 5,423
ASML Holding NV 2,267 654
Autodesk, Inc.(Æ) 235,464 44,062
Booking Holdings, Inc.(Æ) 13,526 20,026
Broadcom, Inc. 42,023 11,414
CDK Global Inc. 996 39
Cisco Systems, Inc. 286,183 12,128
Citrix Systems, Inc. 25,203 3,655
Cognizant Technology Solutions Corp. Class
A 70,157 4,071
Corteva , Inc. Class W 433,436 11,352
Dell Technologies, Inc. Class C(Æ) 66,958 2,858
Electronic Arts, Inc.(Æ) 104,582 11,950
F5 Networks, Inc.(Æ) 27,264 3,797
Facebook, Inc. Class A(Æ) 417,846 85,537
Hewlett Packard Enterprise Co. Class H 17,170 173
HP, Inc.(Æ) 96,622 1,499
Intel Corp. 218,830 13,125
Intuit, Inc. 111,133 29,985
Juniper Networks, Inc. 235,564 5,088
KLA-Tencor Corp. 5,800 952
Lam Research Corp. 32,264 8,236
Leidos Holdings, Inc. 66,978 6,618
Lyft, Inc. Class A(Æ) 21,964 721
Match Group, Inc.(Æ) 274,543 21,129
Micron Technology, Inc.(Æ) 130,171 6,234
Microsoft Corp. 962,449 172,481
Motorola Solutions, Inc. 95,500 13,734
NVIDIA Corp. 67,917 19,851
NXP Semiconductors NV 13,581 1,352
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oracle Corp. 316,047 16,741
Perspecta , Inc. 10,694 231
Qorvo , Inc.(Æ) 74,161 7,270
QUALCOMM, Inc. 54,875 4,317
Raytheon Technologies Corp.(Æ) 229,391 14,867
Salesforce.com, Inc.(Æ) 328,427 53,189
SAP SE - ADR 59,771 7,085
Seagate Technology PLC 20,124 1,005
Synopsys, Inc.(Æ) 19,663 3,089
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 2,164
TE Connectivity, Ltd. 27,015 1,985
Texas Instruments, Inc. 79,192 9,192
VeriSign, Inc.(Æ) 26,378 5,526
Western Digital Corp. 1 —
Workday, Inc. Class A(Æ) 230,092 35,411
Xilinx, Inc. 290,578 25,397
971,282
Utilities - 5.6%
Alliant Energy Corp. 98,508 4,783
Ameren Corp. 24,712 1,798
American Electric Power Co., Inc. 26,048 2,165
AT&T, Inc. 1,136,023 34,614
CenterPoint Energy, Inc. 407,287 6,936
CenturyLink, Inc. 148,523 1,577
Cheniere Energy, Inc.(Æ) 5,800 271
CMS Energy Corp. 121,458 6,934
Consolidated Edison, Inc. 40,496 3,191
Dominion Energy, Inc. 220,782 17,029
DTE Energy Co. 6,565 681
Duke Energy Corp. 91,833 7,775
Edison International 68,562 4,025
Entergy Corp. 160,639 15,343
Eversource Energy(Æ) 45,857 3,701
Exelon Corp. 631,680 23,423
FirstEnergy Corp. 44,332 1,830
International Business Machines Corp. 8,600 1,080
NextEra Energy, Inc. 52,989 12,247
NiSource, Inc. 38,538 968
Pinnacle West Capital Corp. 51,219 3,943
PPL Corp. 362,136 9,205
Public Service Enterprise Group, Inc. 36,383 1,845
Sempra Energy 14,900 1,845
Southern Co. (The) 159 9
T-Mobile US, Inc.(Æ) 28,544 2,506
Verizon Communications, Inc. 533,807 30,666
200,390
Total Common Stocks
(cost $2,247,971) 3,401,579
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 37,335 168

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
182 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Warrants & Rights
(cost $80) 168
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 195,403,172
(∞)
195,403
Total Short-Term Investments
(cost $195,402) 195,403
Total Investments - 99.9%
(identified cost $2,443,453) 3,597,150
Other Assets and Liabilities, Net
- 0.1%
3,295
Net Assets - 100.0%
3,600,445

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 183
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 512,766 $ — $ —
$ —
$ 512,766 14. 3
Consumer Staples 148,692 — —
—
148,692 4.1
Energy 68,710 — —
—
68,710 1.9
Financial Services 605,562 — —
—
605,562 16.8
Health Care 539,810 — —
—
539,810 15.0
Materials and Processing 102,080 — —
—
102,080 2.8
Producer Durables 252,287 — —
—
252,287 7.0
Technology 971,282 — —
—
971,282 27. 0
Utilities 200,390 — —
—
200,390 5.6
Warrants & Rights 168 — —
—
168 — *
Short-Term Investments — — —
195,403
195,403 5.4
Total Investments 3,401,747 — — 195,403 3,597,150 99.9
Other Assets and Liabilities, Net 0.1
100.0
* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
184 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,443,453
Investments, at fair value(>) ...........................................................................................................................................................
3,597,150
Cash ............................................................................................................................................................................................... 66
Receivables:
Dividends and interest ....................................................................................................................................................... 2,709
Dividends from affiliated funds .......................................................................................................................................... 58
Fund shares sold ................................................................................................................................................................ 5,470
Prepaid expenses ........................................................................................................................................................................... 27
Total assets .................................................................................................................................................
3,605,480
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 2,505
Accrued fees to affiliates .................................................................................................................................................... 2,453
Other accrued expenses ..................................................................................................................................................... 77
Total liabilities .............................................................................................................................................
5,035
Net Assets ............................................................................................................................................................
$ 3,600,445

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 185
Statement of Assets and Liabilities , continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,029,834
Shares of beneficial interest ...........................................................................................................................................................
82 7
Additional paid-in capital ..............................................................................................................................................................
2,569,78 4
Net Assets ............................................................................................................................................................
$ 3,600,445
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 43.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 45.72
Class A — Net assets ............................................................................................................................................................. $ 60,120,244
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,395,187
Net asset value per share: Class C(#) ............................................................................................................................................. $ 40.77
Class C — Net assets ............................................................................................................................................................. $ 29,036,347
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 712,212
Net asset value per share: Class E(#) ............................................................................................................................................. $ 43.73
Class E — Net assets ............................................................................................................................................................. $ 1,064,153
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 24,335
Net asset value per share: Class M(#) ............................................................................................................................................ $ 43.53
Class M — Net assets ............................................................................................................................................................ $ 504,604,116
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 11,592,269
Net asset value per share: Class S(#) .............................................................................................................................................. $ 43.55
Class S — Net assets ............................................................................................................................................................. $ 3,005,620,469
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 69,017,064
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 195,403
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
186 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 30,68 2
Dividends from affiliated funds ......................................................................................................................................... 920
Total investment income ...............................................................................................................................................................
31,602
Expenses
Advisory fees .................................................................................................................................................................... 12,223
Administrative fees ........................................................................................................................................................... 891
Custodian fees ................................................................................................................................................................... 133
Distribution fees - Class A ................................................................................................................................................ 68
Distribution fees - Class C ................................................................................................................................................ 108
Transfer agent fees - Class A ............................................................................................................................................ 54
Transfer agent fees - Class C ............................................................................................................................................. 29
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 498
Transfer agent fees - Class S ............................................................................................................................................. 3,093
Professional fees ............................................................................................................................................................... 100
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ................................................................................................................................. 36
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 69
Printing fees ...................................................................................................................................................................... 71
Miscellaneous ................................................................................................................................................................... 30
Expenses before reductions .............................................................................................................................................. 17,497
Expense reductions ........................................................................................................................................................... (626)
Net expenses .................................................................................................................................................................................
16,871
Net investment income (loss) ........................................................................................................................................................
14,731
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (64,840)
Investments in affiliated funds .......................................................................................................................................... (42)
Net realized gain (loss) ..................................................................................................................................................................
(64,882)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (99,862)
Investments in affiliated funds .......................................................................................................................................... (10)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (99,872)
Net realized and unrealized gain (loss) ......................................................................................................................................... (164,754)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (150,023)

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 187
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 14,731 $ 30,792
Net realized gain (loss) ...................................................................................................................... (64,882) (52,999)
Net change in unrealized appreciation (depreciation) ....................................................................... (99,872) 402,446
Net increase (decrease) in net assets from operations ............................................................................. (150,023) 380,239
Distributions
To shareholders
Class A .......................................................................................................................................... (324) (258)
Class E .......................................................................................................................................... (2) (14)
Class M ......................................................................................................................................... (4,605) (1,582)
Class S ........................................................................................................................................... (25,478) (22,968)
Net decrease in net assets from distributions .......................................................................................... (30,409) (24,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 190,989 305,933
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,557 661,350
Net Assets
Beginning of period .................................................................................................................................
3,589,888 2,928,538
End of period ..........................................................................................................................................
$ 3,600,445 $ 3,589,888

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
188 Tax-Managed U.S. Large Cap Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 384 $ 15,686 313 $ 13,057
Proceeds from reinvestment of distributions 7 324 7 256
Payments for shares redeemed (117) (4,909) (250) (10,275)
Net increase (decrease)
274 11,101 70 3,038
Class C
Proceeds from shares sold 131 5,320 159 6,369
Payments for shares redeemed (116) (4,851) (258) (10,187)
Net increase (decrease)
15 469 (99) (3,818)
Class E
Proceeds from shares sold — — 1 26
Proceeds from reinvestment of distributions — ** 2 —** 14
Payments for shares redeemed (2) (94) (36) (1,621)
Net increase (decrease)
(2) (92) (35) (1,581)
Class M
Proceeds from shares sold 2,968 129,660 7,571 325,883
Proceeds from reinvestment of distributions 97 4,604 42 1,581
Payments for shares redeemed (1,782) (74,542) (1,382) (59,477)
Net increase (decrease)
1,283 59,722 6,231 267,987
Class S
Proceeds from shares sold 11,376 500,600 18,729 787,991
Proceeds from reinvestment of distributions 529 25,269 602 22,658
Payments for shares redeemed (9,516) (406,080) (18,142) (770,342)
Net increase (decrease)
2,389 119,789 1,189 40,307
Total increase (decrease)
3,959 $ 190,989 7,356 $ 305,933
** Less than 500 Shares.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 45.09 .12 (1.84) (1.72) (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
October 31, 2016 31.76 .22 .40 .62 (.18) —
October 31, 2015 31.83 .16 1.31 1.47 (.14) (1.40)
Class C
April 30, 2020* 42.57 (.04) (1.76) (1.80) — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
October 31, 2016 30.17 (.02) .39 .37 — —
October 31, 2015 30.40 (.07) 1.24 1.17 — (1.40)
Class E
April 30, 2020* 45.55 .13 (1.88) (1.75) (.07) —
October 31, 2019 40.97 .31 4.49 4.80 (.22) —
October 31, 2018 39.43 .24 1.42 1.66 (.02) (.10)
October 31, 2017 32.35 .26 7.03 7.29 (.21) —
October 31, 2016 31.89 .22 .40 .62 (.16) —
October 31, 2015 31.95 .16 1.31 1.47 (.13) (1.40)
Class M
April 30, 2020* 45.61 .20 (1.85) (1.65) (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(8) 36.49 .17 3.04 3.21 — —
Class S
April 30, 2020* 45.60 .18 (1.85) (1.67) (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —
October 31, 2016 32.08 .30 .41 .71 (.24) —
October 31, 2015 32.13 .24 1.32 1.56 (.21) (1.40)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.28) 43.09 (3.87) 60,120 1.19 1.17 .54 26
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
(.18) 32.20 2.00 30,087 1.23 1.23 .70 23
(1.54) 31.76 4.68 24,396 1.24 1.24 .52 44
— 40.77 (4.23) 29,036 1.94 1.92 (.20) 26
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
— 30.54 1.23 26,758 1.98 1.98 (.05) 23
(1.40) 30.17 3.88 24,808 1.99 1.99 (.23) 44
(.07) 43.73 (3.85) 1,064 1.19 1.17 .55 26
(.22) 45.55 11.84 1,200 1.19 1.16 .73 34
(.12) 40.97 4.22 2,519 1.21 1.19 .57 24
(.21) 39.43 22.62 2,673 1.21 1.21 .75 35
(.16) 32.35 1.98 55,245 1.23 1.23 .70 23
(1.53) 31.89 4.65 53,565 1.24 1.24 .52 44
(.43) 43.53 (3.70) 504,604 .94 .82 .90 26
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.38) 43.55 (3.74) 3,005,621 .94 .92 .80 26
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35
(.24) 32.55 2.25 1,724,367 .98 .98 .95 23
(1.61) 32.08 4.92 1,486,727 .99 .99 .77 44

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 1,765,736
Administration fees 135,865
Distribution fees 28,102
Shareholder servicing fees 5,729
Transfer agent fees 515,762
Trustee fees 1,899
$ 2,453,093
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 100,532 $ 445,137 $ 350,214 $ (42) $ (10) $ 195,403 $ 920 $ —
$ 100,532 $ 445,137 $ 350,214 $ (42) $ (10) $ 195,403 $ 920 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,445,066,761 $ 1,180,024,001 $ (27,940,452) $ 1,152,083,549

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 193
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 845.60 $ 1,017.50
Expenses Paid During Period* $ 6.79 $ 7.42
* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 842.20 $ 1,013.92
Expenses Paid During Period* $ 10.08 $ 11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 845.60 $ 1,017.65
Expenses Paid During Period* $ 6.65 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
194 Tax-Managed U.S. Mid & Small Cap Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 847.00 $ 1,019.39
Expenses Paid During Period* $ 5.05 $ 5.52
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 846.80 $ 1,018.90
Expenses Paid During Period* $ 5.51 $ 6.02
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.2%
Consumer Discretionary - 12.6%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 14,360 276
Aaron's, Inc. Class A 26,376 842
Abercrombie & Fitch Co. Class A(Ñ) 21,379 226
AMC Entertainment Holdings, Inc. Class
A(Ñ) 39,191 193
American Eagle Outfitters, Inc. 52,923 421
American Outdoor Brands Corp.(Æ) 21,346 202
American Public Education, Inc.(Æ) 6,747 174
Aramark Services, Inc. 14,731 402
Bassett Furniture Industries, Inc. 22,455 154
Bed Bath & Beyond, Inc.(Ñ) 27,391 170
Big Lots, Inc. 6,358 149
Biglari Holdings, Inc. Class B(Æ) 392 27
BJ's Restaurants, Inc. 11,885 260
BJ's Wholesale Club Holdings, Inc.(Æ)(Ñ) 10,141 267
Bloomin ' Brands, Inc. 219,608 2,646
Bluegreen Vacations Corporation(Ñ) 40,943 223
Boot Barn Holdings, Inc.(Æ) 25,369 468
BorgWarner, Inc. 16,984 485
Boyd Gaming Corp. 15,720 262
Brinker International, Inc.(Ñ) 14,093 328
Brunswick Corp. 16,874 805
Burlington Stores, Inc.(Æ) 14,503 2,650
Cable One, Inc. 1,352 2,586
Caesars Entertainment Corp.(Æ) 46,887 453
Caleres , Inc. 34,500 280
Callaway Golf Co. 14,281 204
Capri Holdings, Ltd.(Æ) 24,508 374
Carter's, Inc. 8,753 684
Carvana Co.(Æ)(Ñ) 1,552 124
Central Garden & Pet Co. Class A(Æ) 5,797 176
Century Casinos, Inc.(Æ) 39,565 179
Century Communities, Inc.(Æ) 18,164 389
Cheesecake Factory, Inc. (The)(Ñ) 93,059 2,074
Chegg , Inc.(Æ) 37,464 1,602
Children's Place, Inc. (The) 9,875 292
Cinemark Holdings, Inc. 30,032 429
Conn's, Inc.(Æ) 29,533 200
Container Store Group, Inc. (The)(Æ) 60,499 127
Cooper Tire & Rubber Co. 16,993 360
Cooper-Standard Holdings, Inc.(Æ) 12,266 158
Cracker Barrel Old Country Store, Inc.(Ñ) 3,275 319
Dana Holding Corp. 34,276 394
Darden Restaurants, Inc. 14,269 1,053
Dave & Buster's Entertainment, Inc.(Ñ) 144,538 2,116
Deckers Outdoor Corp.(Æ) 9,224 1,372
Del Taco Restaurants, Inc.(Æ) 74,499 438
Denny's Corp.(Æ) 31,240 352
Dick's Sporting Goods, Inc. 36,331 1,068
Dine Brands Global, Inc.(Ñ) 7,529 334
Domino's Pizza, Inc. 7,308 2,645
Dorman Products, Inc.(Æ) 13,648 861
Entercom Communications Corp. Class A 125,004 153
Ethan Allen Interiors, Inc. 16,761 190
First Cash Financial Services, Inc. 15,685 1,127
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five Below, Inc.(Æ) 29,279 2,640
Fortress Transportation & Infrastructure
Investors LLC(Ñ) 10,230 120
Fortune Brands Home & Security, Inc. 7,667 370
Genesco, Inc.(Æ) 7,049 133
Gentex Corp. 12,980 315
Gentherm , Inc.(Æ) 38,134 1,428
G-III Apparel Group, Ltd.(Æ) 19,225 218
GMS, Inc.(Æ) 8,715 160
Goodyear Tire & Rubber Co. (The) 35,099 252
Grand Canyon Education, Inc.(Æ) 20,022 1,722
Gray Television, Inc.(Æ) 19,718 229
Group 1 Automotive, Inc. 2,622 148
H&R Block, Inc. 10,816 180
Hamilton Beach Brands Holding Co. Class A 22,559 298
Harley-Davidson, Inc.(Ñ) 19,169 418
Hillenbrand, Inc. 10,655 223
Hilton Grand Vacations, Inc.(Æ) 14,163 292
Hooker Furniture Corp. 9,225 138
Hyatt Hotels Corp. Class A(Ñ) 3,467 195
iHeartMedia , Inc. Class A(Æ)(Ñ) 8,743 61
IMAX Corp.(Æ) 14,790 170
International Game Technology PLC 47,959 362
Interpublic Group of Cos., Inc. (The) 14,186 241
J Alexander's Holdings, Inc.(Æ) 69,639 368
Jack in the Box, Inc. 37,217 2,244
John Wiley & Sons, Inc. Class A 7,101 267
K12, Inc.(Æ) 10,073 229
Kohl's Corp. 26,737 494
Kontoor Brands, Inc.(Ñ) 25,352 492
L Brands, Inc.(Ñ) 27,381 326
Lee Enterprises, Inc.(Æ) 161,646 148
Leggett & Platt, Inc. 4,525 159
LGI Homes, Inc.(Æ) 2,560 155
Liberty Braves Group Class C(Æ) 53,349 1,072
Liberty Media Corp.-Liberty Braves Class
A(Æ) 17,145 354
Liberty SiriusXM Group Class C(Æ)(Ñ) 24,659 840
Lithia Motors, Inc. Class A(Ñ) 19,481 2,154
LKQ Corp.(Æ) 42,380 1,108
Marcus Corp. 17,473 254
MarineMax , Inc.(Æ) 10,543 152
Marriott Vacations Worldwide Corp. 7,024 583
MDC Holdings, Inc. 8,164 239
Meredith Corp.(Ñ) 4,377 65
Meritage Homes Corp.(Æ) 5,627 296
Meritor, Inc.(Æ) 13,699 281
Michaels Cos., Inc. (The)(Æ)(Ñ) 57,169 174
Monro Muffler Brake, Inc.(Ñ) 28,154 1,562
Murphy USA, Inc.(Æ) 1,877 200
National CineMedia , Inc. 63,111 208
National Presto Industries, Inc. 3,048 248
Nautilus, Inc.(Æ) 5,201 34
Newell Rubbermaid, Inc. 22,052 306
News Corp. Class A 14,211 141
Nexstar Media Group, Inc. Class A 37,467 2,624
Nordstrom, Inc.(Ñ) 14,247 268

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
nVent Electric PLC 18,606 347
NVR, Inc.(Æ) 153 474
Office Depot, Inc. 88,730 197
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 38,858 2,639
OneSpaWorld Holdings Limited(Æ) 33,234 216
Penn National Gaming, Inc.(Æ) 14,570 260
Pico Holdings, Inc.(Æ) 8,589 74
Pool Corp. 18,158 3,843
PulteGroup, Inc. 22,204 628
PVH Corp. 17,347 854
QuinStreet , Inc.(Æ) 66,792 679
Qurate Retail, Inc. Class A(Æ) 122,990 991
Ruth's Hospitality Group, Inc. 48,119 542
Sensata Technologies Holding PLC(Æ) 7,563 275
Service Corp. International 14,510 533
ServiceMaster Global Holdings, Inc.(Æ) 25,477 867
Shoe Carnival, Inc.(Ñ) 6,564 155
Signet Jewelers, Ltd. 22,099 222
Sinclair Broadcast Group, Inc. Class A(Ñ) 25,353 447
Skechers U.S.A., Inc. Class A(Æ) 27,104 764
Stamps.com, Inc.(Æ) 1,989 315
Strategic Eduation , Inc.(Æ) 8,382 1,335
Taylor Morrison Home Corp. Class A(Æ) 1 —
TEGNA, Inc. 6,655 71
Tractor Supply Co. 9,321 945
Transcat , Inc.(Æ) 10,970 308
Travelzoo , Inc.(Æ) 28,260 157
TRI Pointe Group, Inc.(Æ) 33,493 384
Tupperware Brands Corp.(Ñ) 117,637 379
Twin River Worldwide Holdings, Inc. 16,594 262
Urban Outfitters, Inc.(Æ) 44,042 764
Vail Resorts, Inc. 904 155
Vera Bradley, Inc.(Æ) 46,335 255
Viad Corp. 11,942 286
Wendy's Co. (The) 17,181 341
Willis Lease Finance Corp.(Æ) 8,481 170
Wolverine World Wide, Inc. 103,638 2,124
WW International, Inc.(Æ) 601 15
Wyndham Destinations, Inc. 2,673 68
Wyndham Hotels & Resorts, Inc. 14,798 558
Wynn Resorts, Ltd. 21,728 1,858
Zillow Group, Inc.(Æ)(Ñ) 4,441 195
89,053
Consumer Staples - 2.7%
B&G Foods, Inc. Class A(Ñ) 17,462 339
Calavo Growers, Inc.(Ñ) 10,592 614
Casey's General Stores, Inc. 17,162 2,599
Chefs' Warehouse Holdings, Inc.(Æ) 10,438 147
Church & Dwight Co., Inc. 9,774 684
Core-Mark Holding Co., Inc. 25,912 745
Energizer Holdings, Inc.(Ñ) 23,014 897
Fresh Del Monte Produce, Inc. 8,734 249
Grocery Outlet Holding Corp.(Æ) 19,031 633
Hain Celestial Group, Inc. (The)(Æ) 8,981 232
Herbalife Nutrition, Ltd.(Æ) 5,926 221
J&J Snack Foods Corp. 3,954 502
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lancaster Colony Corp. 8,002 1,077
Medifast , Inc. 15,708 1,192
MGP Ingredients, Inc.(Ñ) 5,280 199
Natural Grocers by Vitamin Cottage, Inc. 37,215 419
Nomad Foods, Ltd.(Æ) 103,406 2,131
Nu Skin Enterprises, Inc. Class A 20,503 599
PetMed Express, Inc.(Ñ) 8,201 325
Pilgrim's Pride Corp.(Æ) 43,614 960
PolyOne Corp. 7,371 172
Post Holdings, Inc.(Æ) 7,059 648
Rite Aid Corp.(Æ)(Ñ) 9,150 131
Sanderson Farms, Inc. 9,770 1,330
SpartanNash Co. 12,657 217
Spectrum Brands Holdings, Inc. 3,435 148
Sprouts Farmers Market, Inc.(Æ) 16,574 344
United Natural Foods, Inc.(Æ) 10,455 111
US Foods Holding Corp.(Æ) 20,602 443
Village Super Market, Inc. Class A 3,982 96
Weis Markets, Inc. 6,526 327
18,731
Energy - 1.8%
Advanced Emissions Solutions, Inc. 41,837 311
Algonquin Power & Utilities Corp. 83,868 1,162
Berry Petroleum Corp. 66,534 228
Cabot Oil & Gas Corp. 94,407 2,041
Cimarex Energy Co. 40,676 1,034
Delek US Holdings, Inc.(Ñ) 18,526 433
Energous Corp.(Æ) 119,263 266
First Solar, Inc.(Æ) 4,127 182
Gores Holdings, Inc. Class A(Æ) 182,926 2,199
GrafTech International, Ltd.(Ñ) 17,119 139
Helix Energy Solutions Group, Inc.(Æ) 93,645 238
HollyFrontier Corp. 14,452 477
Liberty Oilfield Services, Inc. Class A(Ñ) 80,925 382
Matador Resources Co.(Æ) 38,825 273
Parsley Energy, Inc. Class A 105,920 1,001
PBF Energy, Inc. Class A 27,640 315
Phillips 66 Partners, LP 8,158 347
ProPetro Holding Corp.(Æ) 64,137 272
Ramaco Resources, Inc.(Æ) 187,371 442
Renewable Energy Group, Inc.(Æ)(Ñ) 9,800 243
Smart Sand, Inc.(Æ)(Ñ) 234,133 194
Solaris Oilfield Infrastructure, Inc. Class A 23,079 158
Southwestern Energy Co.(Æ) 79,485 257
12,594
Financial Services - 22.8%
AG Mortgage Investment Trust, Inc.(Ñ)(ö) 118,250 377
Alexandria Real Estate Equities, Inc.(ö) 5,468 859
Alliance Data Systems Corp. 9,644 483
Ally Financial, Inc. 28,371 465
Alpine Income Property Trust, Inc.(ö) 28,554 370
Amalgamated Bank Class A 21,395 229
American Equity Investment Life Holding
Co. 108,717 2,285

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Homes 4 Rent Class A(ö) 9,689 234
Americold Realty Trust(Ñ)(ö) 20,221 619
Ameris Bancorp 8,680 221
Apartment Investment & Management Co.
Class A(ö) 1 —
Apple Hospitality REIT, Inc.(ö) 26,356 255
Argo Group International Holdings, Ltd. 20,066 710
Arlington Asset Investment Corp. Class A(ö) 1 —
Associated Banc-Corp. 42,723 604
Assurant, Inc. 5,539 588
Assured Guaranty, Ltd. 16,700 496
Atlantic Union Bankshares Corp.(Æ) 10,369 248
Auburn National Bancorporation, Inc.(Ñ) 2,277 98
Axis Capital Holdings, Ltd. 5,244 192
Axos Financial, Inc.(Æ) 12,746 294
Banc of California, Inc. 19,127 199
Banco Latinoamericano de Comercio Exterior
SA 6,718 77
Bancorp, Inc. (The)(Æ) 29,842 208
BancorpSouth Bank 46,285 1,013
Bank of Hawaii Corp. 2,923 199
Bank of NT Butterfield & Son, Ltd. (The) 26,529 584
Bank OZK(Ñ) 60,117 1,360
Bank7 Corp. 12,929 129
BankFinancial Corp. 19,702 163
BankUnited , Inc. 61,201 1,212
Bankwell Financial Group, Inc. 12,726 194
Banner Corp. 10,529 405
BBX Capital Corp. Class A 29,968 64
BCB Bancorp, Inc. 23,877 242
Benefytt Technologies, Inc.(Æ) 7,072 185
Berkshire Hills Bancorp, Inc. 28,953 493
BGC Partners, Inc. Class A 375,723 1,163
Blucora , Inc.(Æ) 9,427 133
Boston Private Financial Holdings, Inc. 59,022 449
Brighthouse Financial, Inc.(Æ) 5,801 149
Broadridge Financial Solutions, Inc. 6,755 784
Business First Bancshares, Inc. 14,890 208
Byline Bancorp, Inc. 22,115 272
C&F Financial Corp. 2,115 75
Cadence Bancorp 88,593 586
Camden Property Trust(ö) 3,242 286
Cannae Holdings, Inc.(Æ) 91,764 2,895
Carter Bank & Trust 15,348 145
CatchMark Timber Trust, Inc. Class A(ö) 21,728 171
Cathay General Bancorp 16,748 468
CenterState Bank Corp. 62,231 1,082
Central Valley Community Bancorp 16,305 239
Century Bancorp, Inc. Class A 2,407 180
Chatham Lodging Trust(ö) 28,338 213
Chemung Financial Corp. 8,070 198
Cherry Hill Mortgage Investment Corp.(ö) 2,072 14
Chimera Investment Corp.(Ñ)(ö) 17,049 132
Citizens & Northern Corp. 11,938 213
Civista Bancshares, Inc. 8,934 137
CNO Financial Group, Inc. 146,403 2,058
Cohen & Steers, Inc. 13,642 788
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Columbia Banking System, Inc. 64,035 1,728
Columbia Financial, Inc.(Æ) 103,111 1,460
Commerce Union Bancshares, Inc. 11,177 163
Community Bank System, Inc. 28,319 1,770
Community Bankers Trust Corp. 27,603 154
ConnectOne Bancorp, Inc. 15,388 230
CoreCivic , Inc.(Æ) 5,353 70
CoreSite Realty Corp. Class A(ö) 4,273 518
County Bancorp, Inc. 15,612 304
Cowen Group, Inc. Class A 14,709 161
Curo Group Holdings Corp. 22,952 214
Customers Bancorp, Inc.(Æ) 22,453 286
CVB Financial Corp. 10,947 228
CyrusOne , Inc.(ö) 15,219 1,068
Digital Realty Trust, Inc.(ö) 6,087 910
Dime Community Bancshares, Inc. 16,923 278
Discover Financial Services 20,475 880
Duke Realty Corp.(ö) 62,146 2,156
Dynex Capital, Inc.(ö) 19,881 284
Eagle Bancorp, Inc. 14,929 524
Ellington Financial, Inc.(ö) 6,658 69
Encore Capital Group, Inc.(Æ) 5,663 147
Enova International, Inc.(Æ) 30,176 484
EPR Properties(ö) 9,375 276
Equity Commonwealth(ö) 5,469 186
Equity LifeStyle Properties, Inc. Class A(ö) 19,368 1,168
Erie Indemnity Co. Class A(Ñ) 4,852 864
ESSA Bancorp, Inc. 301 4
Euronet Worldwide, Inc.(Æ) 10,811 992
Evans Bancorp, Inc. 5,195 144
Everest Re Group, Ltd. 1,556 269
Exantas Capital Corp.(Æ)(Ñ) 62,257 184
FactSet Research Systems, Inc. 4,286 1,179
Fair Isaac Corp.(Æ) 14,096 4,975
FB Financial Corp. 10,199 228
Federal Agricultural Mortgage Corp. Class C 4,641 309
Federated Investors, Inc. Class B 7,801 178
Fifth Third Bancorp 1 —
Financial Institutions, Inc. 15,707 304
First BanCorp 70,738 525
First Bancshares, Inc. 10,613 211
First Choice Bancorp 8,873 135
First Citizens BancShares , Inc. Class A 372 142
First Commonwealth Financial Corp. 137,197 1,306
First Community Bankshares , Inc. 12,323 290
First Foundation, Inc. 11,197 154
First Hawaiian, Inc. 36,551 643
First Horizon National Corp.(Ñ) 76,221 692
First Industrial Realty Trust, Inc.(ö) 76,702 2,897
First Merchants Corp. 18,047 511
First Mid-Illinois Bancshares, Inc. 10,471 280
First Midwest Bancorp, Inc. 21,531 318
First Republic Bank 29,628 3,090
First Savings Financial Group, Inc. 823 36
Flushing Financial Corp. 24,978 312
FNB Corp. 294,451 2,382
Four Corners Property Trust, Inc.(ö) 7,233 162

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Franklin Financial Services Corp. 3,378 98
Fulton Financial Corp. 12,431 145
Gaming and Leisure Properties, Inc.(ö) 110,374 3,117
Genworth Financial, Inc. Class A(Æ) 108,399 393
Glacier Bancorp, Inc. 37,575 1,431
Global Indemnity, Ltd. 4,004 98
Globe Life, Inc.(Æ) 8,772 722
Granite Point Mortgage Trust, Inc.(ö) 34,700 173
Great Western Bancorp, Inc. 68,426 1,286
Green Dot Corp. Class A(Æ) 20,090 613
Hanmi Financial Corp. 39,950 482
Hanover Insurance Group, Inc. (The) 29,890 3,000
HarborOne Bancorp, Inc.(Æ) 1 —
HBT Financial, Inc. 11,802 137
Healthcare Realty Trust, Inc.(ö) 47,094 1,384
Heartland Financial USA, Inc. 4,204 143
Heritage Commerce Corp. 29,409 261
Hersha Hospitality Trust Class A(ö) 45,330 237
Home Bancorp, Inc. 10,098 256
Home BancShares , Inc. 69,019 1,058
HomeTrust Bancshares, Inc. 8,801 135
Hope Bancorp, Inc. 63,110 628
Houlihan Lokey , Inc. Class A 15,496 920
Howard Hughes Corp. (The)(Æ) 32,949 1,785
Independence Realty Trust, Inc.(ö) 61,288 617
Independent Bank Corp. 28,609 420
Independent Bank Group, Inc.(Ñ) 20,643 626
International Bancshares Corp. 12,549 364
Invesco Mortgage Capital, Inc.(Ñ)(ö) 138,985 423
Investar Holding Corp. 12,061 151
Investors Bancorp, Inc. 26,817 250
Invitation Homes, Inc.(ö) 22,931 542
iStar , Inc.(ö) 15,472 155
Jack Henry & Associates, Inc. 4,909 803
Janus Henderson Group PLC 24,330 435
JBG Smith Properties(ö) 27,674 940
Kearny Financial Corp. 66,969 623
Kennedy-Wilson Holdings, Inc. 47,600 674
KeyCorp 15,209 177
Ladder Capital Corp. Class A(ö) 28,300 225
Lamar Advertising Co. Class A(ö) 5,068 292
Lazard, Ltd. Class A(Ñ) 35,747 983
LendingTree , Inc.(Æ) 1,807 451
Life Storage, Inc.(Æ)(ö) 4,997 438
Live Oak Bancshares, Inc.(Ñ) 8,927 125
MarketAxess Holdings, Inc. 4,731 2,153
Marlin Business Services Corp. 19,503 208
Medical Properties Trust, Inc.(ö) 207,776 3,561
MFA Financial, Inc.(Ñ)(ö) 305,196 534
MGIC Investment Corp. 67,376 493
Mid-America Apartment Communities, Inc.
(ö) 17,247 1,930
Middlefield Banc Corp. 627 11
Mr. Cooper Group, Inc.(Æ) 20,365 195
MSCI, Inc. Class A 17,037 5,571
MVB Financial Corp. 7,628 105
National Bank Holdings Corp. Class A 5,418 144
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
National General Holdings Corp. 82,749 1,575
National Health Investors, Inc.(ö) 6,615 364
National Western Life Group, Inc. Class A 755 146
New York Mortgage Trust, Inc.(Ñ)(ö) 211,331 461
NexPoint Residential Trust, Inc.(ö) 5,403 162
NMI Holdings, Inc. Class A(Æ) 22,638 306
Northrim BanCorp , Inc. 5,769 135
Northwest Bancshares, Inc. 12,206 129
OFG Bancorp 134,940 1,698
Old National Bancorp 27,918 396
On Deck Capital, Inc.(Æ) 102,155 124
OneMain Holdings, Inc.(Æ) 6,835 165
Origin Bancorp, Inc. 6,371 142
Pacific Premier Bancorp, Inc. 18,394 393
PacWest Bancorp 75,686 1,532
Parke Bancorp, Inc. 14,358 202
PCB Bancorp(Æ) 8,958 84
Peapack Gladstone Financial Corp. 17,969 339
Pebblebrook Hotel Trust(ö) 21,804 258
PennyMac Financial Services, Inc. 4,710 142
PennyMac Mortgage Investment Trust(ö) 27,955 291
Peoples Bancorp, Inc. 10,512 256
People's Utah Bancorp 5,621 121
Popular, Inc. 31,311 1,208
Potlatch Corp.(ö) 62,685 2,201
Preferred Bank 5,110 195
Premier Financial Bancorp, Inc. 11,476 149
Primerica, Inc. 2,921 304
Prologis, Inc.(ö) 2,791 249
Prosperity Bancshares, Inc. 10,572 634
Provident Financial Services, Inc. 23,206 333
PS Business Parks, Inc.(ö) 3,323 429
Radian Group, Inc. 31,766 476
Raymond James Financial, Inc. 13,289 876
Rayonier, Inc.(ö) 14,986 360
Reinsurance Group of America, Inc. Class A 7,183 752
RenaissanceRe Holdings, Ltd. 1,743 254
Renasant Corp. 12,549 329
Riverview Bancorp, Inc. 47,101 260
RLJ Lodging Trust(ö) 30,482 283
RMR Group, Inc. (The) Class A 2,668 79
Ryman Hospitality Properties, Inc.(ö) 4,049 143
S&T Bancorp, Inc. 2,200 59
Sabra Health Care REIT, Inc.(ö) 41,389 531
Sandy Spring Bancorp, Inc. 5,719 146
Santander Consumer USA Holdings, Inc.(Ñ) 12,870 201
Sculptor Capital Management, Inc. 10,207 150
Selective Insurance Group, Inc. 55,966 2,806
Siebert Financial Corp.(Æ) 46,380 264
Signature Bank 16,644 1,784
Simmons First National Corp. Class A 7,053 132
SLM Corp. 75,562 630
St. Joe Co. (The)(Æ)(Ñ) 28,774 527
Starwood Property Trust, Inc.(ö) 150,788 1,951
Sterling Bancorp 3,544 13
Summit Hotel Properties, Inc.(ö) 6,700 41
Sun Communities, Inc.(ö) 22,486 3,022

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sunstone Hotel Investors, Inc.(ö) 25,042 230
SVB Financial Group(Æ) 14,734 2,846
Synovus Financial Corp. 33,737 709
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 23,515 177
Territorial Bancorp, Inc. 10,244 257
Texas Capital Bancshares, Inc.(Æ) 18,507 514
Third Point Reinsurance, Ltd.(Æ) 32,283 240
Tradeweb Markets Inc. Class A 24,918 1,300
TriState Capital Holdings, Inc.(Æ) 14,306 203
TrustCo Bank Corp. 12,366 78
Trustmark Corp. 2,921 78
Two Harbors Investment Corp.(ö) 110,592 505
UMB Financial Corp. 13,498 686
Umpqua Holdings Corp. 130,940 1,640
United Bankshares , Inc.(Ñ) 12,892 386
United Community Banks, Inc. 9,570 202
Universal Insurance Holdings, Inc. 8,695 159
Unum Group 41,015 716
Valley National Bancorp 1 —
Veritex Holdings, Inc. 21,695 381
Virtus Investment Partners, Inc. 1,898 154
Voya Financial, Inc. 75,748 3,422
Waddell & Reed Financial, Inc. Class A(Ñ) 20,299 295
Walker & Dunlop, Inc. 6,326 243
Webster Financial Corp. 21,173 598
WesBanco , Inc. 5,623 139
Western Alliance Bancorp 14,653 526
Western Asset Mortgage Capital Corp.(ö) 130,545 398
Western New England Bancorp, Inc. 729 4
WEX, Inc.(Æ) 1,281 169
World Acceptance Corp.(Æ)(Ñ) 5,306 360
WR Berkley Corp. 5,746 310
WSFS Financial Corp. 8,031 234
Zions Bancorp NA 8,633 273
161,569
Health Care - 12.3%
Acadia Healthcare Co., Inc.(Æ) 5,395 130
Aduro Biotech, Inc. Class A(Æ) 76,957 213
Agios Pharmaceuticals, Inc.(Æ) 2,687 111
Align Technology, Inc.(Æ) 10,851 2,331
Alkermes PLC(Æ) 7,503 103
Alnylam Pharmaceuticals, Inc.(Æ) 4,713 621
AMN Healthcare Services, Inc.(Æ) 24,159 1,135
Assertio Therapeutics, Inc.(Æ) 90,028 79
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 994
Bio- Techne Corp.(Æ) 19,172 4,314
BioTelemetry , Inc.(Æ) 75,532 3,528
Bluebird Bio, Inc.(Æ)(Ñ) 4,778 257
Blueprint Medicines Corp.(Æ) 2,069 122
Cantel Medical Corp. 2,480 92
Cardiovascular Systems, Inc.(Æ) 32,601 1,369
Centene Corp.(Æ) 33,693 2,243
Change Healthcare, Inc.(Æ) 113,236 1,318
Charles River Laboratories International,
Inc.(Æ) 10,313 1,492
Chemed Corp. 4,665 1,943
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cooper Cos., Inc. (The) 2,058 590
CorVel Corp.(Æ) 2,411 127
DexCom , Inc.(Æ) 7,077 2,372
Encompass Health Corp.(Æ) 11,266 746
Ensign Group, Inc. (The) 29,828 1,116
Exact Sciences Corp.(Æ)(Ñ) 8,202 648
Exelixis , Inc.(Æ) 10,706 264
Global Blood Therapeutics, Inc.(Æ) 2,847 218
Haemonetics Corp.(Æ) 20,950 2,384
HealthEquity , Inc.(Æ) 19,900 1,120
Henry Schein, Inc.(Æ) 27,886 1,521
Heron Therapeutics, Inc.(Æ) 8,303 118
Icon PLC(Æ) 19,300 3,097
Immunomedics , Inc.(Æ) 5,706 173
Inogen , Inc.(Æ) 6,738 337
Integra LifeSciences Holdings Corp.(Æ) 36,168 1,846
Invitae Corp.(Æ)(Ñ) 8,098 134
Ionis Pharmaceuticals, Inc.(Æ) 7,245 402
Jazz Pharmaceuticals PLC(Æ) 2,165 239
Laboratory Corp. of America Holdings(Æ) 7,934 1,305
LeMaitre Vascular, Inc.(Ñ) 13,861 395
LHC Group, Inc.(Æ) 22,028 2,863
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 48,823 4,812
Luminex Corp. 3,766 136
Magellan Health, Inc.(Æ) 30,723 1,866
Mallinckrodt PLC(Æ)(Ñ) 25,680 104
Moderna , Inc.(Æ)(Ñ) 10,280 473
Molina Healthcare, Inc.(Æ) 4,848 795
Nektar Therapeutics(Æ) 6,197 119
NeoGenomics , Inc.(Æ) 69,620 1,903
Omnicell , Inc.(Æ) 52,873 3,854
Pennant Group, Inc. (The)(Æ) 16,317 323
Perrigo Co. PLC 5,209 278
PRA Health Sciences, Inc.(Æ) 17,389 1,678
PTC Therapeutics, Inc.(Æ) 9,522 485
Quest Diagnostics, Inc. 11,390 1,254
Quidel Corp.(Æ) 8,763 1,218
Repligen Corp.(Æ) 12,331 1,432
ResMed , Inc. 6,236 969
Rigel Pharmaceuticals, Inc.(Æ) 77,409 139
Sarepta Therapeutics, Inc.(Æ)(Ñ) 13,002 1,533
Seattle Genetics, Inc.(Æ) 4,553 625
STERIS PLC 27,421 3,907
Supernus Pharmaceuticals, Inc.(Æ) 14,740 345
Syneos Health, Inc. Class A(Æ) 42,726 2,384
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 17,256 1,093
Teladoc Health, Inc.(Æ) 1,056 174
Tivity Health, Inc.(Æ) 1 —
United Therapeutics Corp.(Æ) 1,899 208
US Physical Therapy, Inc. 19,081 1,441
Utah Medical Products, Inc. 5,230 434
Varex Imaging Corp.(Æ) 13,362 349
Varian Medical Systems, Inc.(Æ) 6,088 696
Veeva Systems, Inc. Class A(Æ) 6,119 1,168
Veracyte , Inc.(Æ) 28,685 774
Voyager Therapeutics, Inc.(Æ) 11,972 129
West Pharmaceutical Services, Inc. 22,019 4,167

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zafgen , Inc.(Æ)(Ñ) 157,961 127
Zimmer Biomet Holdings, Inc. 9,279 1,111
Zogenix , Inc.(Æ) 10,956 309
87,222
Materials and Processing - 8.3%
AAON, Inc.(Ñ) 11,226 535
Agnico-Eagle Mines, Ltd. 32,075 1,882
Alamos Gold, Inc. Class A 305,011 2,462
Albemarle Corp.(Ñ) 5,736 352
Alcoa Corp.(Æ) 35,025 286
Amcor PLC 1 —
American Woodmark Corp.(Æ) 6,655 342
Arch Coal, Inc. Class A 4,319 126
Ashland Global Holdings, Inc. 23,195 1,431
Axalta Coating Systems, Ltd.(Æ) 62,821 1,240
B2Gold Corp. 129,317 654
Balchem Corp. 20,807 1,857
Beacon Roofing Supply, Inc.(Æ) 9,638 212
Belden, Inc. 3,675 126
Builders FirstSource , Inc.(Æ) 11,757 216
Cabot Microelectronics Corp. 6,539 801
Caesarstone , Ltd. 27,815 273
Century Aluminum Co.(Æ)(Ñ) 96,516 420
CF Industries Holdings, Inc. 5,180 143
Cleveland-Cliffs, Inc.(Æ) 46,372 203
Comfort Systems USA, Inc. 25,072 835
Commercial Metals Co. 117,336 1,870
Compass Minerals International, Inc. 5,721 281
Crown Holdings, Inc.(Æ) 5,723 369
Domtar Corp. 832 19
Eagle Materials, Inc. 14,047 857
Element Solutions Inc.(Æ) 190,027 1,948
FMC Corp. 45,810 4,210
GCP Applied Technologies, Inc.(Æ) 2,986 51
Gold Resource Corp. 85,230 352
Greif, Inc. Class B 300 12
HB Fuller Co. 3,985 147
Hexcel Corp. 8,499 294
Huntsman Corp. 21,662 364
IAA, Inc.(Æ) 82,612 3,189
Ingevity Corp.(Æ) 3,255 169
Innospec , Inc. 4,161 302
Interface, Inc. Class A 14,819 137
International Paper Co. 25,413 870
ITT, Inc. 39,309 2,072
JELD-WEN Holding, Inc.(Æ) 19,655 250
KAR Auction Services, Inc. 146,065 2,188
Koppers Holdings, Inc.(Æ) 14,523 229
Lennox International, Inc. 3,222 602
Masco Corp. 48,764 2,001
Minerals Technologies, Inc. 16,922 745
MRC Global, Inc.(Æ) 31,956 171
Neenah Paper, Inc. 2,845 139
NewMarket Corp. 1,516 624
NN, Inc. 51,713 178
Olin Corp. 23,277 311
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Orion Engineered Carbons SA 36,892 336
Owens Corning 10,132 439
Packaging Corp. of America 4,726 457
Patrick Industries, Inc. 7,858 324
PGT Innovations, Inc.(Æ) 14,527 150
Quaker Chemical Corp.(Ñ) 3,484 530
RBC Bearings, Inc.(Æ) 1,937 245
Reliance Steel & Aluminum Co. 4,945 443
Resideo Technologies, Inc.(Æ) 50,049 257
Royal Gold, Inc. 3,241 397
RPM International, Inc. 6,601 438
Ryerson Holding Corp.(Æ) 31,214 144
Schweitzer-Mauduit International, Inc. 4,419 142
Sealed Air Corp. 10,109 289
Sensient Technologies Corp. 12,567 601
Silgan Holdings, Inc. 116,816 4,030
Sonoco Products Co. 3,919 191
Steel Dynamics, Inc. 20,453 496
Stepan Co. 1,580 151
Timken Co. (The) 7,696 289
Trex Co., Inc.(Æ)(Ñ) 9,475 902
Trinseo SA 18,283 374
UFP Industries Inc.(Æ) 7,875 324
United States Steel Corp.(Ñ) 44,494 342
US Concrete, Inc.(Æ) 10,081 193
Valhi, Inc. 68,579 60
Valmont Industries, Inc. 2,427 285
Valvoline, Inc. 48,574 835
Vulcan Materials Co. 13,817 1,561
Watsco , Inc. 4,901 789
Westlake Chemical Corp. 6,173 268
Wheaton Precious Metals Corp. 67,873 2,563
Worthington Industries, Inc. 9,630 255
WR Grace & Co. 2,986 141
58,588
Producer Durables - 14.7%
ABM Industries, Inc. 4,060 140
ACCO Brands Corp. 51,678 382
AECOM(Æ) 40,397 1,465
AGCO Corp. 664 35
Air Lease Corp. Class A 18,180 475
Alamo Group, Inc. 5,697 561
Allison Transmission Holdings, Inc. Class A 30,143 1,095
Alta Equipment Group Inc.(Æ) 66,347 347
Altra Industrial Motion Corp. 10,334 288
AO Smith Corp. 22,536 955
Apergy Corp.(Æ)(Ñ) 31,155 287
Applied Industrial Technologies, Inc. 4,001 210
ArcBest Corp. 32,686 666
Arcosa , Inc. 62,132 2,316
Argan , Inc. 949 36
AstroNova , Inc. 24,861 175
Atlas Air Worldwide Holdings, Inc.(Æ) 32,854 1,079
Avalara, Inc.(Æ) 16,898 1,510
Avery Dennison Corp. 4,784 528
AZZ, Inc. 4,573 144

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Babcock & Wilcox Co. (The) Class W(Æ) 106,511 5,651
Badger Meter, Inc.(Ñ) 14,450 853
Barnes Group, Inc. 26,877 1,032
Beyond Meat, Inc.(Æ)(Ñ) 1,628 161
BG Staffing, Inc. 13,188 160
Booz Allen Hamilton Holding Corp. Class A 9,028 663
Brady Corp. Class A 46,947 2,044
Brink's Co. (The) 1,570 80
Carlisle Cos., Inc. 3,258 394
Chart Industries, Inc.(Æ) 6,668 238
CIRCOR International, Inc.(Æ) 14,686 219
Colfax Corp.(Æ)(Ñ) 93,371 2,408
Construction Partners, Inc. Class A(Æ)(Ñ) 68,412 1,254
Copa Holdings SA Class A(Ñ) 8,933 395
Costamare , Inc. 25,127 126
CoStar Group, Inc.(Æ) 9,686 6,279
Delta Air Lines, Inc. 1,871 49
Ducommun, Inc.(Æ) 5,070 143
DXP Enterprises, Inc.(Æ) 10,162 152
Dycom Industries, Inc.(Æ)(Ñ) 11,879 387
Echo Global Logistics, Inc.(Æ) 29,573 518
EnPro Industries, Inc. 10,599 481
ESCO Technologies, Inc. 35,429 2,703
ExlService Holdings, Inc.(Æ) 4,894 302
Flir Systems, Inc. 43,549 1,890
Flowserve Corp. 15,688 442
Fluor Corp.(Ñ) 37,800 442
Forward Air Corp. 3,832 198
Franklin Electric Co., Inc. 24,410 1,240
FTI Consulting, Inc.(Æ) 2,997 382
Gates Industrial Corp. PLC(Æ) 17,821 153
Graco , Inc. 4,371 195
Granite Construction, Inc.(Ñ) 19,483 320
Greenbrier Cos., Inc. 6,067 103
H&E Equipment Services, Inc. 20,683 336
Harsco Corp.(Æ) 17,988 180
Hawaiian Holdings, Inc.(Ñ) 36,899 531
HEICO Corp. 27,612 2,419
Herman Miller, Inc. 4,643 105
Hertz Global Holdings, Inc. Class W(Æ) 7,337 207
HNI Corp. 4,654 113
Howmet Aerospace, Inc. 7,654 100
Huntington Ingalls Industries, Inc. 3,208 614
ICF International, Inc. 13,281 977
IDEX Corp. 2,046 314
Ingersoll Rand, Inc.(Æ) 5,466 159
Insperity , Inc. 1,176 56
Itron , Inc.(Æ) 10,062 703
Jacobs Engineering Group, Inc. 8,389 694
JetBlue Airways Corp.(Æ)(Ñ) 94,081 916
Kaman Corp. Class A 26,834 1,040
Kennametal, Inc. 11,295 289
Keysight Technologies, Inc.(Æ) 22,599 2,187
Knight-Swift Transportation Holdings, Inc.
(Æ)(Ñ) 9,433 351
Knoll, Inc. 30,430 355
Kornit Digital, Ltd.(Æ) 13,697 454
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lamb Weston Holdings, Inc. 2,167 133
Landstar System, Inc. 6,155 636
Littelfuse , Inc. 8,792 1,277
Lydall , Inc.(Æ) 15,539 174
Macquarie Infrastructure Corp. 6,831 188
ManpowerGroup , Inc. 2,393 178
MasTec , Inc.(Æ)(Ñ) 21,130 759
MAXIMUS, Inc. 23,374 1,574
Mesa Air Group, Inc.(Æ) 41,064 187
Modine Manufacturing Co.(Æ) 180,365 835
Moog, Inc. Class A 2,336 116
MSC Industrial Direct Co., Inc. Class A 15,381 917
MTS Systems Corp. 8,790 187
MYR Group, Inc.(Æ) 11,935 358
Navistar International Corp.(Æ) 8,560 203
Nordson Corp. 6,859 1,104
NV5 Global, Inc.(Æ)(Ñ) 30,811 1,440
Oshkosh Corp. 3,167 214
Park Aerospace, Corp.(Æ) 19,109 254
Park-Ohio Holdings Corp. 8,275 152
Paylocity Holding Corp.(Æ) 21,033 2,409
Pentair PLC 33,729 1,167
Pitney Bowes, Inc.(Ñ) 76,457 270
Proto Labs, Inc.(Æ)(Ñ) 8,133 826
Quad/Graphics, Inc. 53,260 198
Quanta Services, Inc. 27,998 1,018
Repay Holdings Corp.(Æ) 50,541 903
Robert Half International, Inc. 4,436 210
Rush Enterprises, Inc. Class A 31,548 1,183
Ryder System, Inc. 18,368 650
Safe Bulkers, Inc.(Æ) 92,202 96
Saia, Inc.(Æ) 19,894 1,841
Schneider National, Inc. Class B 17,582 385
SkyWest, Inc. 16,791 520
Snap-on, Inc.(Ñ) 8,283 1,079
Spartan Motors, Inc. 9,470 133
Spirit Airlines, Inc.(Æ)(Ñ) 36,631 550
SPX Corp.(Æ) 55,431 2,114
Steelcase, Inc. Class A 14,798 162
Stericycle, Inc.(Æ) 12,268 599
Teledyne Technologies, Inc.(Æ) 6,008 1,957
Terex Corp. 16,159 245
Tetra Tech, Inc. 14,434 1,087
Textainer Group Holdings, Ltd.(Æ) 16,226 142
TopBuild Corp.(Æ) 4,653 434
Toro Co. (The) 17,103 1,091
TreeHouse Foods, Inc.(Æ) 46,472 2,404
Trimble Navigation, Ltd.(Æ) 49,203 1,704
Trinity Industries, Inc.(Ñ) 57,294 1,105
UniFirst Corp. 4,504 757
United Rentals, Inc.(Æ) 7,327 942
Vectrus , Inc.(Æ) 8,359 435
Wabash National Corp. 27,234 223
Wabtec Corp. 15,241 860
Watts Water Technologies, Inc. Class A 8,400 692
WESCO International, Inc.(Æ) 28,941 749
WNS Holdings, Ltd. - ADR(Æ) 32,837 1,604

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Woodward, Inc. 3,460 210
XPO Logistics, Inc.(Æ)(Ñ) 9,871 659
Zebra Technologies Corp. Class A(Æ) 7,984 1,834
104,184
Technology - 15.3%
8x8, Inc.(Æ) 7,793 132
ACI Worldwide, Inc.(Æ) 151,156 4,142
ADTRAN, Inc. 37,739 388
Advanced Micro Devices, Inc.(Æ) 10,126 531
Alarm.com Holdings, Inc.(Æ) 23,002 1,029
Anixter International, Inc.(Æ) 5,435 505
Arista Networks, Inc.(Æ) 2,393 525
Avnet, Inc. 5,180 156
Black Knight, Inc.(Æ) 41,160 2,905
Bottomline Technologies, Inc.(Æ) 18,772 781
CACI International, Inc. Class A(Æ) 12,061 3,017
Calix, Inc.(Æ) 8,224 95
Citrix Systems, Inc. 6,831 991
Cognex Corp. 21,135 1,167
Cohu , Inc. 5,969 99
Comtech Telecommunications Corp. 11,060 205
Cornerstone OnDemand , Inc.(Æ) 7,563 254
Daily Journal Corp.(Æ)(Ñ) 957 266
Descartes Systems Group, Inc. (The)(Æ)(Ñ) 48,036 2,021
Diodes, Inc.(Æ) 27,037 1,376
DocuSign, Inc.(Æ) 22,648 2,372
Dolby Laboratories, Inc. Class A 39,731 2,385
Donnelley Financial Solutions, Inc.(Æ) 22,618 165
Dynatrace , Inc.(Æ) 66,508 1,985
Entegris , Inc. 56,182 3,047
Envestnet , Inc.(Æ) 42,297 2,644
EPAM Systems, Inc.(Æ) 23,582 5,209
Etsy, Inc.(Æ) 20,407 1,324
Everbridge , Inc.(Æ)(Ñ) 7,075 788
Fabrinet (Æ) 5,341 335
Five9, Inc.(Æ) 38,567 3,574
Fortinet, Inc.(Æ) 21,904 2,360
Gartner, Inc.(Æ) 7,933 943
Genpact , Ltd. 59,806 2,059
Glu Mobile, Inc.(Æ) 24,680 193
GoDaddy , Inc. Class A(Æ) 30,456 2,115
GrubHub , Inc.(Æ)(Ñ) 8,109 388
Guidewire Software, Inc.(Æ) 16,464 1,496
IAC/InterActiveCorp(Æ) 4,544 1,015
II-VI, Inc.(Æ)(Ñ) 3,759 129
InterDigital , Inc. 5,524 319
IPG Photonics Corp.(Æ) 1,991 257
iRobot Corp.(Æ)(Ñ) 5,884 359
Jabil Circuit, Inc. 6,244 178
Kimball Electronics, Inc.(Æ) 18,950 256
Leidos Holdings, Inc. 18,532 1,831
Liberty Latin America, Ltd. Class C(Æ) 23,011 238
Limelight Networks, Inc.(Æ) 169,270 858
LiveRamp Holdings, Inc.(Æ) 17,295 655
Loral Space & Communications, Inc.(Æ) 8,093 178
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 174
ManTech International Corp. Class A 27,700 2,065
Medallia , Inc.(Æ)(Ñ) 48,901 1,050
Monolithic Power Systems, Inc. 12,574 2,514
NCR Corp.(Æ) 74,777 1,534
NetApp, Inc. 15,031 658
NETGEAR, Inc.(Æ) 12,951 311
Nice, Ltd. - ADR(Æ) 17,763 2,918
Nuance Communications, Inc.(Æ) 50,209 1,014
Okta , Inc.(Æ) 1,985 300
ON Semiconductor Corp.(Æ) 9,500 152
Onto Innovation, Inc.(Æ) 29,053 943
Open Text Corp. 22,238 844
Paycom Software, Inc.(Æ) 560 146
Perspecta , Inc. 24,623 531
Plexus Corp.(Æ) 37,123 2,327
Power Integrations, Inc. 7,773 796
Progress Software Corp. 36,263 1,484
Proofpoint , Inc.(Æ) 12,611 1,535
PTC, Inc.(Æ) 24,073 1,667
Qualys , Inc.(Æ) 13,952 1,471
Quantum Corp.(Æ) 76,558 345
Rambus, Inc.(Æ) 18,176 228
RealPage , Inc.(Æ) 33,326 2,149
Rogers Corp.(Æ) 5,869 652
Roku, Inc.(Æ)(Ñ) 3,937 477
Sabre Corp. 44,006 320
ScanSource , Inc.(Æ) 13,149 341
Silicon Motion Technology Corp. - ADR 60,847 2,674
Simulations Plus, Inc.(Ñ) 16,354 622
Skyworks Solutions, Inc. 7,829 813
SolarWinds Corp.(Æ) 24,232 411
SPS Commerce, Inc.(Æ) 36,012 1,999
Super Micro Computer, Inc.(Æ) 120,758 2,765
Take-Two Interactive Software, Inc.(Æ) 5,769 698
TESSCO Technologies, Inc. 23,515 145
Tower Semiconductor, Ltd.(Æ) 57,870 1,113
Trade Desk, Inc. (The) Class A(Æ) 534 156
TTM Technologies, Inc.(Æ) 22,640 262
Tyler Technologies, Inc.(Æ) 9,589 3,075
Universal Display Corp. 5,785 868
Verint Systems, Inc.(Æ) 34,320 1,467
Viavi Solutions, Inc. Class W(Æ) 93,661 1,131
Virtusa Corp.(Æ) 12,865 425
Wix.com, Ltd.(Æ)(Ñ) 4,482 586
108,396
Utilities - 4.7%
Alliant Energy Corp. 6,259 304
American States Water Co. 15,862 1,259
American Water Works Co., Inc. 9,200 1,120
Antero Midstream Corp. 29,959 142
Atmos Energy Corp. 191 19
CMS Energy Corp. 42,112 2,404
Cogent Communications Holdings, Inc. 20,249 1,697

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consolidated Communications Holdings, Inc.
(Æ) 25,716 161
DTE Energy Co. 15,106 1,567
El Paso Electric Co. 22,796 1,550
Essential Utilities, Inc. 21,707 907
Falcon Minerals Corp. 60,795 149
GCI Liberty, Inc. Class A(Æ) 39,677 2,414
Iridium Communications, Inc.(Æ)(Ñ) 25,136 566
J2 Global, Inc. 31,647 2,552
MDU Resources Group, Inc. 94,849 2,130
Montage Resources Corp.(Æ)(Ñ) 244,670 1,671
National Fuel Gas Co. 2,628 108
NorthWestern Corp. 20,776 1,199
NRG Energy, Inc. 12,049 404
ONE Gas, Inc. 9,629 768
Pinnacle West Capital Corp. 7,186 553
Portland General Electric Co. 8,773 410
Rattler Midstream, LP 110,209 752
RingCentral, Inc. Class A(Æ) 18,206 4,161
SilverBow Resources, Inc.(Æ)(Ñ) 46,853 253
South Jersey Industries, Inc.(Ñ) 21,518 615
Southwest Gas Holdings, Inc. 1,313 100
UGI Corp. 19,846 599
Viper Energy Partners, LP 69,850 648
Vistra Energy Corp. 101,954 1,992
33,174
Total Common Stocks
(cost $490,563) 673,511
Short-Term Investments - 4.7%
U.S. Cash Management Fund(@) 33,512,422
(∞)
33,513
Total Short-Term Investments
(cost $33,510) 33,513
Other Securities - 9.2%
U.S. Cash Collateral Fund ( ×)(@ ) 65,227,488
(∞)
65,227
Total Other Securities
(cost $65,227) 65,227
Total Investments - 109.1%
(identified cost $589,300) 772,251
Other Assets and Liabilities, Net
- (9.1%)
(64,347)
Net Assets - 100.0%
707,904

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
204 Tax-Managed U.S. Mid & Small Cap Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 400 E-Mini Index Futures 94 USD 15,428 06/20
1,062
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,062
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 89,053 $ — $ —
$ —
$ 89,053 12.6
Consumer Staples 18,731 — —
—
18,731 2.7
Energy 12,594 — —
—
12,594 1.8
Financial Services 161,569 — —
—
161,569 22.8
Health Care 87,222 — —
—
87,222 12.3
Materials and Processing 58,588 — —
—
58,588 8.3
Producer Durables 104,184 — —
—
104,184 14.7
Technology 108,396 — —
—
108,396 15.3
Utilities 33,174 — —
—
33,174 4.7
Short-Term Investments — — —
33,513
33,513 4.7
Other Securities — — —
65,227
65,227 9.2
Total Investments 673,511 — — 98,740 772,251 109.1
Other Assets and Liabilities, Net (9.1)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,062 — — — 1,062 0.2
Total Other Financial Instruments
*
$ 1,062 $ — $ — $ — $ 1,062
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 205
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,062
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,920
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,062
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
206 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 61,059 $ — $ 61,059
Total Financial and Derivative Assets
61,059 — 61,059
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 61,059 $ — $ 61,059
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 9,101 $ — $ 9,101 $ —
Bank of Nova Scotia
411 — 411 —
Barclays
5,845 — 5,845 —
Citigroup
3,512 — 3,512 —
HSBC
3,269 — 3,269 —
ING
1,497 — 1,497 —
Morgan Stanley
34,310 — 34,310 —
Wells Fargo
3,114 — 3,114 —
Total
$ 61,059 $ — $ 61,059 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 207
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 589,300
Investments, at fair value(*)(>) ......................................................................................................................................................
772,251
Receivables:
Dividends and interest ....................................................................................................................................................... 200
Dividends from affiliated funds .......................................................................................................................................... 14
Investments sold ................................................................................................................................................................ 505
Fund shares sold ................................................................................................................................................................ 1,713
From broker(a) ................................................................................................................................................................... 24
Variation margin on futures contracts ................................................................................................................................. 1,062
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
775,774
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 406
Fund shares redeemed ....................................................................................................................................................... 1,574
Accrued fees to affiliates .................................................................................................................................................... 590
Other accrued expenses ..................................................................................................................................................... 73
Payable upon return of securities loaned ....................................................................................................................................... 65,227
Total liabilities .............................................................................................................................................
67,870
Net Assets ............................................................................................................................................................
$ 707,904

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
208 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 118,047
Shares of beneficial interest ...........................................................................................................................................................
295
Additional paid-in capital ..............................................................................................................................................................
589,562
Net Assets ............................................................................................................................................................
$ 707,904
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.97
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 24.37
Class A — Net assets ............................................................................................................................................................. $ 16,268,952
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 708,396
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.38
Class C — Net assets ............................................................................................................................................................. $ 9,909,269
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 511,218
Net asset value per share: Class E(#) ............................................................................................................................................. $ 23.05
Class E — Net assets ............................................................................................................................................................. $ 288,090
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 12,498
Net asset value per share: Class M(#) ............................................................................................................................................ $ 24.16
Class M — Net assets ............................................................................................................................................................ $ 96,546,574
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,995,527
Net asset value per share: Class S(#) .............................................................................................................................................. $ 24.11
Class S — Net assets ............................................................................................................................................................. $ 584,890,718
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 24,263,060
Amounts in thousands
(*)     Securities on loan included in investments $ 61,059
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 98,740
(a)     Receivable from Broker for Futures $ 24
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,881
Dividends from affiliated funds ......................................................................................................................................... 201
Securities lending income (net) ......................................................................................................................................... 155
Total investment income ...............................................................................................................................................................
5,237
Expenses
Advisory fees .................................................................................................................................................................... 3,688
Administrative fees ........................................................................................................................................................... 182
Custodian fees ................................................................................................................................................................... 62
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 43
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 12
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 87
Transfer agent fees - Class S ............................................................................................................................................. 637
Professional fees ............................................................................................................................................................... 44
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ................................................................................................................................. 14
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 38
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 4,925
Expense reductions ........................................................................................................................................................... (372)
Net expenses .................................................................................................................................................................................
4,553
Net investment income (loss) ........................................................................................................................................................
684
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (62,022)
Investments in affiliated funds .......................................................................................................................................... (17)
Futures contracts .............................................................................................................................................................. 1,920
Net realized gain (loss) ..................................................................................................................................................................
(60,119)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (64,600)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,062
Net change in unrealized appreciation (depreciation) ................................................................................................................... (63,536)
Net realized and unrealized gain (loss) ......................................................................................................................................... (123,655)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (122,971)

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 684 $ 1,026
Net realized gain (loss) ...................................................................................................................... (60,119) (2,540)
Net change in unrealized appreciation (depreciation) ....................................................................... (63,536) 47,899
Net increase (decrease) in net assets from operations ............................................................................. (122,971) 46,385
Distributions
To shareholders
Class A .......................................................................................................................................... (16) —
Class M ......................................................................................................................................... (370) —
Class S ........................................................................................................................................... (2,138) —
Net decrease in net assets from distributions .......................................................................................... (2,524) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 72,302 71,049
Total Net Increase (Decrease) in Net Assets ..........................................................................
(53,193) 117,434
Net Assets
Beginning of period .................................................................................................................................
761,097 643,663
End of period ..........................................................................................................................................
$ 707,904 $ 761,097

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 213 $ 5,125 170 $ 4,405
Proceeds from reinvestment of distributions 1 16 — —
Payments for shares redeemed (82) (2,023) (104) (2,683)
Net increase (decrease)
132 3,118 66 1,722
Class C
Proceeds from shares sold 78 1,631 170 3,740
Payments for shares redeemed (100) (2,057) (249) (5,594)
Net increase (decrease)
(22) (426) (79) (1,854)
Class E
Proceeds from shares sold 7 205 1 25
Payments for shares redeemed (14) (365) (9) (239)
Net increase (decrease)
(7) (160) (8) (214)
Class M
Proceeds from shares sold 1,622 39,806 2,213 61,564
Proceeds from reinvestment of distributions 12 370 — —
Payments for shares redeemed (486) (11,411) (360) (9,969)
Net increase (decrease)
1,148 28,765 1,853 51,595
Class S
Proceeds from shares sold 5,451 133,756 6,325 171,226
Proceeds from reinvestment of distributions 71 2,116 — —
Payments for shares redeemed (4,057) (94,867) (5,542) (151,426)
Net increase (decrease)
1,465 41,005 783 19,800
Total increase (decrease)
2,716 $ 72,302 2,615 $ 71,049

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 27.19 (.01) (4.18) (4.19) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
October 31, 2016 20.26 (.04) .03 (.01) — (.10)
October 31, 2015 21.65 (.10) (.04) (.14) — (1.25)
Class C
April 30, 2020* 23.01 (.09) (3.54) (3.63) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
October 31, 2016 17.68 (.16) .02 (.14) — (.10)
October 31, 2015 19.18 (.22) (.03) (.25) — (1.25)
Class E
April 30, 2020* 27.26 ( — ) (f) (4.21) (4.21) — —
October 31, 2019 25.64 (.02) 1.64 1.62 — —
October 31, 2018 25.01 (.09) .87 .78 — (.15)
October 31, 2017 20.19 (.04) 4.86 4.82 — —
October 31, 2016 20.29 (.03) .03 — — (.10)
October 31, 2015 21.68 (.10) (.04) (.14) — (1.25)
Class M
April 30, 2020* 28.64 .04 (4.40) (4.36) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 ( — ) (f) .90 .90 — (.15)
October 31, 2017(8) 23.84 (.04) 2.29 2.25 — —
Class S
April 30, 2020* 28.56 .03 (4.39) (4.36) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —
October 31, 2016 21.03 .02 .03 .05 — (.10)
October 31, 2015 22.38 (.05) (.05) (.10) — (1.25)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.03) 22.97 (15.44) 16,269 1.54 1.48 (.09) 45
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 24.96 23.87 12,824 1.55 1.53 (.32) 48
(.10) 20.15 (.01) 9,794 1.56 1.52 (.20) 70
(1.25) 20.26 (.77) 9,189 1.57 1.53 (.49) 65
— 19.38 (15.78) 9,909 2.29 2.20 (.80) 45
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
— 21.45 22.99 13,668 2.30 2.25 (1.03) 48
(.10) 17.44 (.75) 11,720 2.32 2.24 (.92) 70
(1.25) 17.68 (1.48) 12,392 2.32 2.25 (1.21) 65
— 23.05 (15.44) 288 1.53 1.45 (.04) 45
— 27.26 6.32 537 1.54 1.45 (.08) 66
(.15) 25.64 3.11 707 1.54 1.47 (.35) 45
— 25.01 23.87 722 1.55 1.50 (.17) 48
(.10) 20.19 .04 8,301 1.57 1.49 (.17) 70
(1.25) 20.29 (.77) 7,918 1.57 1.50 (.46) 65
(.12) 24.16 (15.30) 96,547 1.29 1.10 .28 45
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
— 26.09 9.40 14,762 1.30 1.15 (.25) 48
(.09) 24.11 (15.32) 584,891 1.29 1.20 .19 45
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45
— 26.06 24.21 503,713 1.30 1.25 (.04) 48
(.10) 20.98 .28 368,625 1.32 1.24 .08 70
(1.25) 21.03 (.55) 339,969 1.32 1.25 (.21) 65

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 480,768
Administration fees 25,621
Distribution fees 8,650
Shareholder servicing fees 1,937
Transfer agent fees 71,842
Trustee fees 745
$ 589,563
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 46,634 $ 144,730 $ 126,137 $ — $ — $ 65,227 $ 443 $ —
U.S. Cash Management Fund 17,101 144,744 128,317 (17) 2 33,513 201 —
$ 63,735 $ 289,474 $ 254,454 $ (17) $ 2 $ 98,740 $ 644 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 591,840,328 $ 207,043,924 $ (25,571,793) $ 181,472,131

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Managed International Equity Fund 215
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 831.00 $ 1,018.45
Expenses Paid During Period* $ 5.87 $ 6.47
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 828.00 $ 1,014.72
Expenses Paid During Period* $ 9.27 $ 10.22
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 831.00 $ 1,018.45
Expenses Paid During Period* $ 5.87 $ 6.47
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
216 Tax-Managed International Equity Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 832.40 $ 1,020.19
Expenses Paid During Period* $ 4.28 $ 4.72
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 832.40 $ 1,019.69
Expenses Paid During Period* $ 4.74 $ 5.22
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.1%
Argentina - 0.4%
Banco Macro SA - ADR 105,744 1,725
Globant SA(Æ) 8,759 1,013
Grupo Financiero Galicia SA - ADR 250,033 1,780
YPF SA - ADR 463,320 1,779
6,297
Australia - 1.8%
AGL Energy, Ltd. 216,213 2,366
Amcor, Ltd. Class A(Æ) 288,595 2,619
ASX, Ltd. - ADR 4,813 252
Bendigo & Adelaide Bank, Ltd. 1 —
BHP Group PLC 37,476 629
BHP Group, Ltd. - ADR 36,651 751
BlueScope Steel, Ltd. 133,075 871
Commonwealth Bank of Australia - ADR 128,817 5,152
CSL, Ltd. 3,507 695
Flight Centre, Ltd. 101,387 721
Fortescue Metals Group, Ltd. 42,690 327
Goodman Group(ö) 71,710 603
Insurance Australia Group, Ltd.(Æ) 381,003 1,412
Macquarie Group, Ltd. 10,527 688
Medibank Pvt, Ltd. 465,631 817
Mirvac Group(ö) 103,514 148
National Australia Bank, Ltd. - ADR 1 —
Origin Energy, Ltd. 150,791 535
Rio Tinto PLC 80,848 3,758
Rio Tinto, Ltd. - ADR 17,946 1,011
Santos, Ltd. 213,053 672
South32, Ltd. Class B 717,857 907
Suncorp Group, Ltd.(Æ) 136,246 813
Tabcorp Holdings, Ltd. 316,881 655
Telstra Corp., Ltd. 303,164 597
Transurban Group - ADR(Æ) 34,107 305
Wesfarmers, Ltd.(Æ) 42,966 1,037
Woolworths Group, Ltd. 35,586 820
29,161
Austria - 0.3%
Andritz AG 79,120 2,607
OMV AB 28,498 935
Raiffeisen Bank International AG 39,823 687
UNIQA Insurance Group AG 30,694 207
Voestalpine AG 29,638 614
5,050
Belgium - 0.3%
Ageas 16,992 613
Anheuser-Busch InBev SA 23,329 1,082
Colruyt SA 511 31
KBC Groep NV 18,146 980
Solvay SA 8,193 640
Titan Cement International SA(Æ) 46,451 643
UCB SA 9,130 837
4,826
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.9%
B2W Cia Digital(Æ) 100,375 1,352
B3 SA - Brasil Bolsa Balcao 76,484 540
Banco Bradesco SA - ADR 43,733 154
Banco do Brasil SA(Æ) 138,034 723
BRF SA(Æ) 240,539 858
Centrais Eletricas Brasileiras SA
- ADR(Æ) 189,729 846
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 104,642 802
Cia de Saneamento de Minas
Gerais-COPASA 19,464 172
Cielo SA 822,115 614
Cosan SA 43,279 480
Hapvida Participacoes e Investimentos
SA(Þ) 21,105 204
Hypermarcas SA(Æ) 31,472 168
Itau Unibanco Holding SA - ADR 116,352 490
Minerva SA(Æ) 923,122 2,081
Pagseguro Digital, Ltd. Class A(Æ) 57,234 1,450
Petrobras Distribuidora SA 40,637 146
Petroleo Brasileiro SA - ADR 178,001 1,216
Rumo SA(Æ) 622,097 2,263
YDUQS Participacoes SA 31,993 179
14,738
Canada - 3.3%
Air Canada Class B(Æ) 87,776 1,276
Algonquin Power & Utilities Corp. 2,714 38
Bank of Nova Scotia (The) 12,742 511
BCE, Inc. 9,303 376
BEX Portfolio LLC(Æ) 116,294 853
Brookfield Asset Management, Inc.
Class A 22,654 766
CAE, Inc. 290,313 4,797
Canadian National Railway Co. 56,230 4,650
Canadian Natural Resources, Ltd. 2 —
Canadian Pacific Railway, Ltd. 4,126 938
Canadian Tire Corp., Ltd. Class A 8,715 612
CCL Industries, Inc. Class B 1,170 37
Celestica, Inc.(Æ) 220,886 1,376
CGI Group, Inc.(Æ) 15,988 1,020
Constellation Software, Inc. 615 591
Dollarama, Inc. 6,447 202
Enbridge, Inc. 9,849 302
Fortis, Inc. 23,714 919
George Weston, Ltd. 6,616 469
Hydro One, Ltd.(Þ) 41,567 754
Imperial Oil, Ltd. 44,776 723
Intact Financial Corp. 4,868 463
Loblaw Cos., Ltd. 13,454 662
Magna International, Inc. Class A 27,138 1,057
Manulife Financial Corp. 275,954 3,475
Metro, Inc. Class A 28,332 1,166
National Bank of Canada 15,294 617
Nutrien, Ltd. 43,790 1,564
Onex Corp. 14,137 652

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Open Text Corp. 11,610 439
Pembina Pipeline Corp. 26,627 611
Quebecor, Inc. Class B 48,916 1,065
Restaurant Brands International, Inc. 10,135 494
Rogers Communications, Inc. Class B 20,476 858
Royal Bank of Canada - GDR 40,355 2,483
Saputo, Inc. - ADR 38,305 963
SmartCentres Real Estate Investment
Trust(ö) 32,948 505
Sun Life Financial, Inc. 152,651 5,231
Suncor Energy, Inc. 38,555 687
TC Energy Corp.(Æ) 18,850 868
Teck Resources, Ltd. Class B 154,074 1,358
Toronto-Dominion Bank (The) 175,997 7,353
Trisura Group, Ltd.(Æ) 109 3
53,784
Cayman Islands - 0.4%
COFCO Meat Holdings, Ltd.(Æ) 4,654,000 1,651
Meituan-Dianping Class B(Æ) 325,100 4,319
5,970
Chile - 0.0%
Banco de Chile - ADR 3 —
Enel Americas SA - ADR 29,413 238
Liberty Latin America, Ltd. Class C(Æ) 28,748 297
Sociedad Quimica y Minera de Chile
SA - ADR 7,333 167
702
China - 11.0%
3SBio, Inc. Class A(Æ)(Þ) 220,000 223
Agile Group Holdings, Ltd. 22,000 24
Agricultural Bank of China, Ltd. Class H 5,298,001 2,199
Air China, Ltd. Class H 838,000 598
Alibaba Group Holding, Ltd. - ADR(Æ) 115,748 23,458
Anhui Conch Cement Co., Ltd. Class H 604,500 4,680
Bank of Beijing Co., Ltd. Class A 1,324,000 928
Bank of Chengdu Co., Ltd. Class A 705,400 766
Bank of China, Ltd. Class H 862,000 326
Bank of Communications Co., Ltd. Class
H 41,000 26
Bank of Guiyang Co., Ltd.(Æ) 882,000 976
Bank of Jiangsu Co., Ltd. Class A 1,035,800 879
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 1,388,565 809
Beijing Sinnet Technology Co., Ltd
Class A 641,000 2,466
Bilibili, Inc. - ADR(Æ) 86,087 2,358
Bohai Leasing Co., Ltd. Class A(Æ) 2,211,800 849
Changjiang Securities Co., Ltd.(Æ) 844,700 749
China CITIC Bank Corp., Ltd. Class H 1,961,108 955
China Coal Energy Co., Ltd. Class H 2,134,000 563
China Communications Construction Co.,
Ltd. Class H 905,000 597
China Communications Services Corp.,
Ltd. Class H 784,000 548
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Construction Bank Corp. Class H 6,082,259 4,904
China COSCO Holdings Co., Ltd. Class
H(Æ) 1,895,500 546
China Eastern Airlines Corp., Ltd. Class
H 2,504,000 1,050
China Everbright Bank Co., Ltd. Class H 1,381,000 584
China Everbright International, Ltd. 1,043,000 597
China Evergrande Group 10,000 17
China Grand Automotive Services Group
Co., Ltd. Class A(Æ) 1,567,600 755
China Life Insurance Co., Ltd. Class H 18,000 38
China Mengniu Dairy Co., Ltd.(Æ) 247,223 870
China Merchants Bank Co., Ltd. Class A 41,016 201
China Merchants Bank Co., Ltd. Class H 308,000 1,467
China Merchants Energy Shipping Co.,
Ltd. Class A 1,167,200 1,119
China Minsheng Banking Corp., Ltd.
Class H 963,000 713
China Mobile, Ltd. 556,025 4,447
China National Building Material Co.,
Ltd. Class H 803,689 1,004
China Oilfield Services, Ltd. Class H 36,000 28
China Oriental Group Co., Ltd. 16,000 5
China Pacific Insurance Group Co., Ltd.
Class H 6,800 22
China Petroleum & Chemical Corp.
Class H 104,000 52
China Railway Signal & Communication
Corp., Ltd. Class H(Þ) 484,000 239
China Reinsurance Group Corp. Class H 3,819,000 449
China Resources Gas Group, Ltd. 186,000 1,042
China Resources Land, Ltd. 293,112 1,178
China Resources Pharmaceutical Group,
Ltd.(Þ) 441,916 280
China Resources Power Holdings Co.,
Ltd. 4,217,176 4,979
China Shenhua Energy Co., Ltd. Class H 274,000 484
China Southern Airlines Co., Ltd. Class
H 1,758,000 885
China Telecom Corp., Ltd. Class H 36,000 12
China Tower Corp., Ltd. Class H(Æ)(Þ) 1,797,495 401
China Unicom Hong Kong, Ltd. 297,721 191
China United Network Communications,
Ltd. Class A 1,007,700 736
China Vanke Co., Ltd. Class A 12,290 46
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 16,000 7
CIFI Holdings Group Co., Ltd. 5,506,145 4,080
CNOOC, Ltd. 39,000 44
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 972,800 1,165
Country Garden Holdings Co., Ltd. 293,086 370
CRRC Corp., Ltd. 4,102,907 2,140
CSPC Pharmaceutical Group, Ltd. 179,535 350
ENN Energy Holdings, Ltd. 139,100 1,546
Focus Media Information Technology
Co., Ltd. Class A 1,037,480 699

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geely Automobile Holdings, Ltd. 2,037,451 3,108
GF Securities Co., Ltd. Class H 137,400 149
Greentown China Holdings, Ltd. 753,431 797
Guangdong Haid Group Co., Ltd. Class
A 23,741 143
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 330,520 1,396
Guangzhou Automobile Group Co., Ltd.
Class H 3,350,120 2,966
Guosen Securities Co., Ltd. Class A 490,083 731
Haitong Securities Co., Ltd. Class H 22,000 20
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 15,179 69
Hangzhou Robam Appliances Co., Ltd.
Class A 438,123 1,973
Han's Laser Technology Industry Group
Co., Ltd. Class A 384,034 1,643
Hua Hong Semiconductor, Ltd.(Þ) 354,000 682
Huaneng Power International, Inc. Class
A 1,674,900 991
Huaxia Bank Co., Ltd. Class A 1,418,600 1,310
Huaxin Cement Co., Ltd. Class A 801,183 2,960
Hubei Biocause Pharmaceutical Co.,
Ltd.(Æ) 907,857 700
Hunan Valin Steel Co., Ltd. Class A(Æ) 1,535,517 858
Industrial & Commercial Bank of China,
Ltd. Class A 1,130,200 822
Industrial & Commercial Bank of China,
Ltd. Class H 3,136,702 2,106
Industrial Bank Co., Ltd. Class A 756,727 1,760
Inner Mongolia BaoTou Steel Union Co.,
Ltd.(Æ) 6,361,200 963
JD.com, Inc. - ADR(Æ) 88,809 3,828
Lenovo Group, Ltd. 6,333,876 3,391
Li Ning Co., Ltd. 317,292 993
Longfor Group Holdings, Ltd.(Þ) 146,500 726
Luye Pharma Group, Ltd.(Þ) 1,657,000 804
New China Life Insurance Co., Ltd.
Class H 218,400 742
New Oriental Education & Technology
Group - ADR(Æ) 12,999 1,659
Offshore Oil Engineering Co., Ltd. Class
A 1,082,128 745
People's Insurance Co. Group of China,
Ltd. (The) Class H 2,831,000 911
PetroChina Co., Ltd. Class H 3,267,540 1,170
PICC Property & Casualty Co., Ltd.
Class H 966,000 907
Ping An Insurance Group Co. of China,
Ltd. Class H 374,080 3,793
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 767
Poly Developments and Holdings Group
Co., Ltd. Class A 1,087,522 2,463
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,964,000 1,166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Power Construction Corporation of
China, Ltd. Class A 1,446,000 723
SAIC Motor Corp., Ltd. Class A 1,047,686 2,751
Sangfor Technologies, Inc. Class A 38,470 1,041
Sany Heavy Industry Co., Ltd. Class A 1,010,022 2,749
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,014,591 1,784
Shanghai Pudong Development Bank
Co., Ltd. Class A 691,700 1,031
Shanying International Holdings Co.,
Ltd. Class A(Æ) 1,722,800 728
Shenwan Hongyuan Group Co., Ltd.
Class A 1,222,500 748
Sinopharm Group Co., Ltd. Class H 1,013,847 2,733
Sunac China Holdings, Ltd. 122,866 532
TAL Education Group - ADR 44,348 2,403
Tencent Holdings, Ltd. 366,050 19,419
Times Neighborhood Holdings, Ltd.(Æ) 1,076,053 911
Times Property Holdings, Ltd. 1,420,835 2,319
Tingyi Cayman Islands Holding Corp. 238,000 421
Weibo Corp. - ADR(Æ) 15,049 565
Weichai Power Co., Ltd. Class H 1,886,902 3,236
Yanzhou Coal Mining Co., Ltd. Class H 716,000 541
Zhejian NHU Co., Ltd. Class A 547,150 2,111
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 3,900 12
181,689
Colombia - 0.0%
Bancolombia SA - ADR 10,887 284
Grupo de Inversiones Suramericana SA 91,703 499
783
Denmark - 1.5%
AP Moller - Maersk A/S Class B 9,298 9,262
Carlsberg A/S Class B 4,284 541
Chr Hansen Holding A/S 9,350 807
Coloplast A/S Class B 2,388 377
Danske Bank A/S 106,428 1,265
DSV A/S 5,558 575
GN Store Nord A/S 6,464 296
ISS A/S(Æ) 50,896 760
Novo Nordisk A/S Class B 136,025 8,686
Scandinavian Tobacco Group A/S(Þ) 215,486 2,486
Tryg A/S 10,952 290
William Demant Holding A/S(Æ) 6,818 163
25,508
Finland - 0.8%
Elisa OYJ Class A 10,297 626
Fortum OYJ 18,215 303
Kone OYJ Class B 29,382 1,783
Neste OYJ 84,552 2,999
Nokian Renkaat OYJ 30,853 661
Sampo OYJ Class A 74,014 2,455
Tikkurila OYJ 90,152 1,180
UPM-Kymmene OYJ 100,817 2,794

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wartsila OYJ Abp Class B 97,784 719
13,520
France - 5.8%
Aeroports de Paris 5,686 558
Air Liquide SA Class A 14,557 1,854
Amundi SA(Þ) 87,712 5,830
Atos SE 9,777 698
bioMerieux 6,339 788
Bouygues SA - ADR 50,897 1,570
Bureau Veritas SA 103,268 2,146
Christian Dior SE 1,820 710
Cie Generale des Etablissements
Michelin SCA Class B 85,383 8,346
Danone SA 177,415 12,307
Dassault Systemes SE 4,542 665
Eiffage SA 3,684 302
EssilorLuxottica SA 5,134 635
Hermes International 1,416 1,037
Legrand SA - ADR 4,175 282
L'Oreal SA 11,980 3,486
LVMH Moet Hennessy Louis Vuitton
SE - ADR 7,954 3,077
Orange SA - ADR 46,736 571
Pernod Ricard SA 3,723 568
Peugeot SA 70,434 1,011
Publicis Groupe SA - ADR 162,966 4,850
Rexel SA Class H 721,403 6,766
Safran SA 11,503 1,063
Sanofi - ADR 180,076 17,616
Schneider Electric SE 113,361 10,384
SCOR SE - ADR 110,764 3,124
Sodexo SA 11,323 900
Suez Environnement Co. 49,603 561
Teleperformance - GDR 2,067 464
Thales SA 9,145 694
Total SA 17,243 622
Vicat SA 48,246 1,357
Vinci SA 12,317 1,010
Vivendi SA - ADR 30,345 656
96,508
Germany - 3.5%
1&1 Drillisch AG 53,499 1,246
adidas AG 17,616 4,032
Allianz SE 8,575 1,589
BASF SE 131,382 6,754
Bayer AG 10,694 708
Beiersdorf AG 5,046 530
BMW US Capital LLC 87,176 5,157
Continental AG 7,819 661
Covestro AG(Þ) 174,466 5,885
Delivery Hero AG(Æ) 46,612 3,928
Deutsche Boerse AG 16,750 2,605
Deutsche Telekom AG 29,151 426
Deutsche Wohnen SE 20,269 822
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fraport AG Frankfurt Airport Services
Worldwide 15,267 671
Fresenius Medical Care AG & Co. 8,451 662
Fresenius SE & Co. KGaA 22,249 969
GEA Group AG 122,679 2,822
Hannover Rueck SE 11,562 1,846
HeidelbergCement AG 26,356 1,258
Infineon Technologies AG - ADR 2,021 38
Knorr-Bremse AG 6,845 637
Merck KGaA 6,103 711
Muenchener Rueckversicherungs-
Gesellschaft AG 21,109 4,652
SAP SE - ADR 24,207 2,887
SAP SE - ADR - ADR 4,761 564
Siemens AG 28,881 2,683
Symrise AG 7,412 752
Uniper SE 1,361 36
United Internet AG 18,021 621
Vonovia SE 26,136 1,292
57,444
Greece - 0.3%
Alpha Bank AE(Æ) 976,294 717
Eurobank Ergasias SA(Æ) 6,160,493 2,498
Motor Oil (Hellas) Corinth Ref 48,808 719
National Bank of Greece(Æ) 534,854 730
4,664
Hong Kong - 2.7%
AIA Group, Ltd. 618,630 5,631
Bank of East Asia, Ltd. (The) 300,400 635
Beijing Enterprises Holdings, Ltd. 12,000 43
BOC Hong Kong Holdings, Ltd. 417,500 1,266
Brilliance China Automotive Holdings,
Ltd. 602,430 546
Champion REIT(Æ)(ö) 194,000 114
China Everbright, Ltd. 404,000 615
China Jinmao Holdings Group, Ltd. 1,304,545 904
China Mobile, Ltd. - ADR 1,388 55
China Overseas Land & Investment, Ltd. 204,000 735
China Resources Cement Holdings, Ltd. 1,692,000 2,258
China Taiping Insurance Holdings Co.,
Ltd. 9,000 15
CITIC, Ltd. 746,000 763
CK Asset Holdings, Ltd. 1,063,931 6,579
CK Infrastructure Holdings, Ltd. 7,000 42
CLP Holdings, Ltd. 330,727 3,528
Galaxy Entertainment Group, Ltd. 437,000 2,775
Hang Lung Properties, Ltd. - ADR 229,000 489
Hang Seng Bank, Ltd. 254,000 4,456
Henderson Land Development Co., Ltd. 5,000 20
HK Electric Investments & HK Electric
Investments, Ltd. 614,705 631
HKT Trust & HKT, Ltd. 375,000 604
Hong Kong & China Gas Co., Ltd. 280,193 496
Kerry Properties, Ltd. 355,000 959
Lee & Man Paper Manufacturing, Ltd. 1,072,069 649

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Link Real Estate Investment Trust(ö) 68,000 603
Midea Real Estate Holding, Ltd.(Þ) 318,588 806
MTR Corp., Ltd. 156,932 861
New World Development Co., Ltd. 30,000 35
Nine Dragons Paper Holdings, Ltd. 325,000 314
Power Assets Holdings, Ltd. 309,000 2,040
Shanghai Industrial Holdings, Ltd. 280,000 469
Sino Land Co., Ltd. 610,000 850
Sun Hung Kai Properties, Ltd. 17,000 230
Swire Pacific, Ltd. Class A 2,500 16
Swire Properties, Ltd. 289,370 813
WH Group, Ltd.(Þ) 3,164,282 3,029
Wharf Real Estate Investment Co., Ltd. 2,000 8
Wheelock & Co., Ltd. 26,000 189
45,071
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 121,061 770
OTP Bank PLC 45,110 1,341
2,111
India - 2.8%
Bharti Infratel, Ltd. 1,770,954 4,096
Britannia Industries, Ltd. 23,516 982
Cipla, Ltd. 7,137 56
GAIL India, Ltd. 1,422,516 1,797
HDFC Bank, Ltd. - ADR 34,283 1,486
Hindustan Unilever, Ltd. 17,126 498
Housing Development Finance Corp.,
Ltd. 516,156 13,008
ICICI Bank, Ltd. 1,052,267 5,262
ICICI Bank, Ltd. - ADR 106,819 1,043
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 112,451 1,921
Infosys, Ltd. - ADR 209,669 1,935
Power Grid Corp. of India, Ltd. 994,249 2,133
Reliance Industries, Ltd. - GDR(Þ) 78,033 2,989
Reliance Industries, Ltd. 46,098 894
SBI Cards and Payment Services Private,
Ltd.(Æ) 267,071 2,131
State Bank of India(Æ) 532,999 1,343
Tata Consultancy Services, Ltd. 61,974 1,650
Tata Motors, Ltd.(Æ) 1,518,927 1,869
United Spirits, Ltd.(Æ) 268,067 1,908
47,001
Indonesia - 0.4%
Bank Central Asia Tbk PT 902,214 1,567
Bank Negara Indonesia Persero Tbk PT 8,137,795 2,239
Bank Tabungan Negara Persero Tbk PT 11,151,200 654
Bumi Serpong Damai Tbk PT(Æ) 7,209,300 340
Jasa Marga Persero Tbk PT 3,561,000 753
Telekomunikasi Indonesia Persero Tbk
PT 5,589,300 1,314
United Tractors Tbk PT 257,400 282
7,149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 1.5%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 46,792 1,316
AIB Group PLC 942,764 1,293
Allegion PLC 51,524 5,180
Bank of Ireland Group PLC 1,233,021 2,494
CRH PLC 18,909 572
DCC PLC 11,413 814
Flutter Entertainment PLC 5,284 648
Kerry Group PLC Class A 44,826 5,141
Linde PLC 35,291 6,560
Medtronic PLC 585 57
24,075
Israel - 0.2%
Azrieli Group, Ltd. 11,022 655
Bank Hapoalim BM 107,874 693
Bank Leumi Le-Israel BM 66,942 363
Check Point Software Technologies, Ltd.
(Æ) 11,350 1,201
Mizrahi Tefahot Bank, Ltd. 27,841 574
Nice, Ltd.(Æ) 2,366 390
3,876
Italy - 0.8%
Davide Campari-Milano SpA 89,962 698
Enel SpA 947,176 6,486
FinecoBank Banca Fineco SpA 83,796 933
Leonardo SpA 88,991 615
Mediobanca Banca di Credito
Finanziario SpA 109,024 633
Pirelli & C SpA(Þ) 162,449 634
Snam Rete Gas SpA 210,234 943
Terna Rete Elettrica Nazionale SpA 123,633 776
UniCredit SpA(Æ) 46,284 358
Unipol Gruppo Finanziario SpA 111,971 387
12,463
Japan - 13.3%
Aeon Co., Ltd. 13,900 280
AEON Financial Service Co., Ltd. 85,400 890
Ajinomoto Co., Inc. 28,100 499
Alfresa Holdings Corp. 2,400 48
Alps Alpine Co., Ltd. 78,700 815
As One Corp. 13,674 1,217
Asahi Diamond Industrial Co., Ltd. 223,800 1,002
Asahi Group Holdings, Ltd. 23,000 795
Astellas Pharma, Inc. 236,600 3,916
Bank of Kyoto, Ltd. (The) 17,500 600
BML, Inc. 109,100 2,803
Bridgestone Corp. 114,100 3,568
Canon, Inc. 4,100 87
Century Tokyo Leasing Corp. 18,100 616
Chubu Electric Power Co., Inc. 53,000 716
Chugoku Electric Power Co., Inc. (The) 53,700 722
Concordia Financial Group, Ltd. 238,600 732
Cosel Co., Ltd. 82,077 686

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Saison Co., Ltd. 54,500 622
Dai-ichi Life Holdings, Inc. 125,085 1,571
Daiichi Sankyo Co., Ltd. 7,300 499
Daikin Industries, Ltd. 200 26
Daiseki Co., Ltd. 37,100 820
Daito Trust Construction Co., Ltd. 1,600 153
Daiwa House Industry Co., Ltd. 23,700 604
Daiwa House REIT Investment Corp. (ö) 238 575
Denso Corp. 100,000 3,525
Dentsu, Inc. 32,800 689
Don Quijote Holdings Co., Ltd. 41,200 795
Ebara Corp. 117,700 2,607
Eisai Co., Ltd. 17,400 1,212
FamilyMart UNY Holdings Co., Ltd. 3,200 54
Fuji Electric Co., Ltd. 26,700 639
Fuji Heavy Industries, Ltd. 118,100 2,377
FUJIFILM Holdings Corp. 15,021 718
Fujitsu, Ltd. 82,714 8,058
Fukuoka Financial Group, Inc. 41,200 591
Fukushima Industries Corp. 22,200 654
Hankyu Hanshin Holdings, Inc. 28,300 970
Hino Motors, Ltd. 111,600 666
Hirose Electric Co., Ltd. 20,100 2,209
Hitachi Metals, Ltd. 670,800 6,542
Hitachi, Ltd. 35,500 1,065
Hogy Medical Co., Ltd. 27,000 840
Honda Motor Co., Ltd. 536,065 12,943
Hoshizaki Corp. 15,800 1,206
Hoya Corp. 4,600 420
Icom, Inc. 46,700 1,154
Iida Group Holdings Co., Ltd. 157,400 2,095
Inpex Corp. 742,700 4,733
Isuzu Motors, Ltd. 228,400 1,743
ITOCHU Corp. 92,918 1,826
Japan Exchange Group, Inc. 46,400 866
Japan Post Bank Co., Ltd. Class A 119,400 1,106
Japan Post Insurance Co., Ltd. Class A 82,100 1,049
Japan Tobacco, Inc. 113,600 2,123
JFE Holdings, Inc. 242,300 1,624
JX Holdings, Inc. 1,325,800 4,697
Kao Corp. 13,500 1,041
Kawasaki Heavy Industries, Ltd. 41,200 625
KDDI Corp. 155,100 4,469
Keihan Holdings Co., Ltd. 15,100 679
Keio Corp. 11,400 644
Keyence Corp. 12,100 4,347
Kintetsu Group Holdings Co., Ltd. 12,000 574
Kirin Holdings Co., Ltd. 115,400 2,223
Koito Manufacturing Co., Ltd. 16,200 613
Komatsu, Ltd. 221,100 4,215
Konica Minolta, Inc. 276,000 1,074
Kubota Corp. 48,200 601
Kyocera Corp. 10,800 577
Kyushu Railway Co. 23,400 630
Lion Corp. 31,400 656
Mazda Motor Corp. 130,800 740
McDonald's Holdings Co. Japan, Ltd. 13,100 642
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mebuki Financial Group, Inc. 270,600 569
Medipal Holdings Corp. 39,700 770
MEIJI Holdings Co., Ltd. 400 28
Mitsubishi Chemical Holdings Corp. 124,700 712
Mitsubishi Corp. 18,400 392
Mitsubishi Electric Corp. 302,200 3,741
Mitsui & Co., Ltd. 174,600 2,449
Mitsui Chemicals, Inc. 30,800 606
MS&AD Insurance Group Holdings, Inc. 64,200 1,855
Nagoya Railroad Co., Ltd. 21,300 611
Nakanishi, Inc. 6,477 89
NEC Corp. 7,600 293
Nidec Corp. 5,600 325
Nintendo Co., Ltd. 3,975 1,646
Nippon Prologis REIT, Inc.(Æ)(ö) 302 830
Nippon Steel Corp. 210,300 1,775
Nippon Telegraph & Telephone Corp. 83,000 1,891
Nisshin Seifun Group, Inc. 37,100 578
Nissin Foods Holdings Co., Ltd. 7,900 648
Nitori Holdings Co., Ltd. 8,500 1,302
Nitto Denko Corp. 18,400 920
NTT Data Corp. 54,700 558
NTT DOCOMO, Inc. 135,999 3,992
Obayashi Corp. 14,000 123
Obic Co., Ltd. 300 45
Odakyu Electric Railway Co., Ltd. 35,900 790
Oji Holdings Corp. 18,400 94
Oriental Land Co., Ltd. 5,700 722
Osaka Gas Co., Ltd. 76,700 1,422
Otsuka Holdings Co., Ltd. 29,600 1,165
Panasonic Corp. 900,700 6,886
Paramount Bed Holdings Co., Ltd. 3,200 132
Qol Holdings Co., Ltd. 156,100 1,735
Recruit Holdings Co., Ltd. 21,900 642
Resona Holdings, Inc. 898,000 2,799
Rinnai Corp. 5,800 439
Secom Co., Ltd. 14,863 1,240
Secom Joshinetsu Co., Ltd. 15,075 469
Seibu Holdings, Inc. 49,200 591
Seiko Epson Corp. 58,700 665
Sekisui House, Ltd. 26,200 451
Shimadzu Corp. 3,000 75
Shimano, Inc. 2,387 351
Shin-Etsu Chemical Co., Ltd. 47,600 5,274
Shingakukai Co., Ltd. 199,000 960
Shinsei Bank, Ltd. 68,500 827
Shizuoka Bank, Ltd. (The) 206,900 1,253
Showa Denko KK 26,700 586
SoftBank Group Corp. 25,584 1,094
Sojitz Corp. 110,200 257
Sompo Japan Nipponkoa Holdings, Inc. 58,501 1,894
Sony Corp. 27,200 1,745
Sumitomo Corp. 17,400 198
Sumitomo Heavy Industries, Ltd. 28,700 608
Sumitomo Mitsui Financial Group, Inc. 128,702 3,389
Suzuki Motor Corp. 52,900 1,698
T&D Holdings, Inc. 71,500 619

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiheiyo Cement Corp. 32,200 636
Taisei Corp. 18,900 592
Takeda Pharmaceutical Co., Ltd. 35,800 1,285
Terumo Corp. 2,600 86
Tobu Railway Co., Ltd. 20,000 680
Toho Holdings Co., Ltd. 68,400 1,422
Tohoku Electric Power Co., Inc. 105,000 987
Tokio Marine Holdings, Inc. 81,200 3,827
Tokyo Electron, Ltd. 22,200 4,696
Tokyo Gas Co., Ltd. 43,600 953
Toray Industries, Inc. 136,200 628
Toyo Suisan Kaisha, Ltd. 14,600 700
Toyota Motor Corp. 55,800 3,444
Toyota Tsusho Corp. 5,300 127
Transcosmos, Inc. 57,800 1,166
Trend Micro, Inc. 74,100 3,748
Unicharm Corp. 25,688 941
USS Co., Ltd. 41,600 659
West Japan Railway Co. 3,100 191
Yahoo! Japan Corp. 62,700 243
Yamada Denki Co., Ltd. 148,300 704
Yamato Kogyo Co., Ltd. - GDR 95,200 1,889
218,430
Jersey - 0.0%
Ferguson PLC 4,011 290
Kazakhstan - 0.0%
Halyk Savings Bank of Kazakhstan JSC
- GDR(Æ) 64,217 579
Kenya - 0.1%
Equity Group Holdings, Ltd. 3,479,929 1,222
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 109,594 1,204
Eurofins Scientific SE 7,330 4,061
RTL Group SA 23,128 772
Tenaris SA 285,316 2,004
8,041
Malaysia - 0.5%
Axiata Group BHD 697,300 636
Dialog Group BHD 1,389,600 1,069
DiGi.Com BHD - GDR 590,100 635
Hong Leong Bank BHD 401,300 1,237
Hong Leong Financial Group BHD 261,314 791
IHH Healthcare BHD 675,400 820
Nestle Malaysia BHD 17,200 558
PPB Group BHD 219,500 839
Public Bank BHD 287,900 1,093
Tenaga Nasional BHD 198,000 563
8,241
Mexico - 0.3%
Arca Continental SAB de CV 172,065 663
Coca-Cola Femsa SAB de CV 177,412 715
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
El Puerto de Liverpool SAB de CV 316,086 796
Grupo Televisa SAB - ADR 469,906 2,514
Industrias Bachoco SAB de CV 41,594 121
Orbia Advance Corp. SAB de CV 219,642 259
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 94,595 657
5,725
Netherlands - 1.6%
Aegon NV 506,402 1,306
Akzo Nobel NV 6,661 506
ASML Holding NV 5,342 1,587
Heineken NV 81,730 6,959
ING Groep NV 1,070,405 5,885
Koninklijke Ahold Delhaize NV 102,544 2,492
Koninklijke KPN NV 1,083,522 2,510
Royal Dutch Shell PLC Class A 131,428 2,217
Wolters Kluwer NV 14,750 1,086
X5 Retail Group NV - GDR 46,962 1,388
25,936
New Zealand - 0.0%
Meridian Energy, Ltd. 4,494 12
Spark New Zealand, Ltd. 221,469 598
610
Norway - 0.5%
Gjensidige Forsikring ASA 24,040 425
Mowi ASA 88,244 1,515
Orkla ASA 563,263 5,104
Yara International ASA 18,340 627
7,671
Panama - 0.1%
Copa Holdings SA Class A 36,856 1,629
Peru - 0.1%
Credicorp, Ltd. 8,200 1,222
Philippines - 0.2%
Bank of the Philippine Islands 769,100 881
GT Capital Holdings, Inc. 67,550 601
Metro Pacific Investments Corp. 3,604,000 182
Metropolitan Bank & Trust Co. - ADR 768,000 590
Security Bank Corp. 339,320 688
2,942
Poland - 0.3%
Bank Millennium SA(Æ) 2,328,319 1,581
Grupa Lotos SA 55,081 829
KGHM Polska Miedz SA(Æ) 34,001 632
mBank SA(Æ) 20,570 1,087
PGE Polska Grupa Energetyczna SA(Æ) 849,977 846
Powszechna Kasa Oszczednosci Bank
Polski SA 118,891 631
5,606

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.1%
Energias de Portugal SA 367,626 1,552
Galp Energia SGPS SA Class B 57,613 665
2,217
Russia - 1.3%
Gazprom PJSC 377,058 967
Lukoil PJSC 86,655 5,646
Lukoil PJSC - ADR 23,521 1,543
MMC Norilsk Nickel PJSC 1,930 533
Novolipetsk Steel PJSC - GDR 70,875 1,224
Polyus PJSC - GDR 22,942 1,848
Rosneft Oil Co. PJSC - GDR 24,806 111
Sberbank of Russia PJSC - ADR 356,282 3,802
Sberbank of Russia PJSC Class T 1 —
Tatneft PJSC - ADR 12,360 553
Yandex NV Class A(Æ) 128,496 4,855
21,082
Singapore - 1.7%
City Developments, Ltd. 136,600 768
DBS Group Holdings, Ltd. 220,000 3,084
Genting Singapore, Ltd. 1,135,200 624
Jardine Cycle & Carriage, Ltd. 47,600 671
Oversea-Chinese Banking Corp., Ltd. 255,269 1,632
Sembcorp Industries, Ltd. 1,358,300 1,555
Singapore Exchange, Ltd. 105,900 723
Singapore Telecommunications, Ltd. 5,493,578 10,932
UOL Group, Ltd. 228,000 1,101
Wilmar International, Ltd. 2,630,400 6,635
27,725
South Africa - 0.6%
Anglo American PLC 59,312 1,059
AngloGold Ashanti, Ltd. - ADR 148,340 3,619
Bidvest Group, Ltd. (The) 208,520 1,696
Exxaro Resources, Ltd. 105,662 615
FirstRand, Ltd. 535,211 1,170
Naspers, Ltd. Class N 11,117 1,739
Resilient Property Income(Æ) 3,812 7
RMB Holdings, Ltd. 261,427 748
10,653
South Korea - 5.2%
BNK Financial Group, Inc. 254,463 1,047
CJ Corp. 10,160 678
CJ ENM Co., Ltd. 6,580 694
CLIO Cosmetics Co., Ltd. 19,699 356
Daelim Industrial Co., Ltd. 118 8
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 648
Daewoo Securities Co., Ltd. 145,618 662
E-MART, Inc. 8,194 810
Fila Korea, Ltd. 32,282 927
Grand Korea Leisure Co., Ltd. 120,859 1,558
GS Holdings Corp. 771 24
Hana Financial Group, Inc. 151,670 3,454
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hankook Tire Co., Ltd. 1,120 19
Hanon Systems 83,160 620
Hanwha Life Insurance Co., Ltd. 664,246 972
HDC Hyundai Development Co-
Engineering & Construction Class E 54,251 843
Hotel Shilla Co., Ltd. 19,113 1,324
Hyundai Department Store Co., Ltd. 10,792 640
Hyundai Engineering & Construction
Co., Ltd. 141 4
Hyundai Marine & Fire Insurance Co.,
Ltd. 28,680 612
Hyundai Mobis Co., Ltd. 184 26
Hyundai Motor Co. 43,916 3,390
Industrial Bank of Korea 3,723 24
Kangwon Land, Inc. 108,460 2,238
KB Financial Group, Inc. 135,300 3,879
KB Financial Group, Inc. - ADR 5,535 156
KCC Corp. 35 5
Kia Motors Corp. 339 8
Korea Electric Power Corp. 58,444 1,147
KT&G Corp. 9,185 613
Kumho Petrochemical Co., Ltd. 39,636 2,493
LG Chem, Ltd. 265 82
LG Corp. Class H 227 11
LG Electronics, Inc. Class H 16,786 759
LG Household & Health Care, Ltd. 3,431 3,881
LG Uplus Corp. 35,871 394
Lotte Shopping Co., Ltd. 9,514 772
Meritz Securities Co., Ltd. 244,457 659
NAVER Corp. 20,807 3,387
Netmarble Games Corp.(Æ)(Þ) 15,550 1,215
POSCO 39,645 5,966
Samsung C&T Corp. 6,731 588
Samsung Electro-Mechanics Co., Ltd. 24,026 2,249
Samsung Electronics Co., Ltd. 452,167 18,633
Samsung Engineering Co., Ltd.(Æ) 81,362 773
Samsung Fire & Marine Insurance Co.,
Ltd. 3,948 614
Samsung Life Insurance Co., Ltd. 21,275 851
Shinhan Financial Group Co., Ltd. 152,345 3,788
Shinsegae, Inc. 2,991 654
SK Hynix, Inc. 132,258 9,001
SK Telecom Co., Ltd. 3,477 601
S-Oil Corp. 1,269 73
Woori Financial Group, Inc. 3,358 23
Woori Investment & Securities Co., Ltd. 83,926 671
85,524
Spain - 0.8%
Abertis Infraestructuras SA(Æ)(Š) 27,820 183
Aena SA(Þ) 2,813 356
Amadeus IT Group SA Class A 2,674 129
Banco de Sabadell SA - ADR 4,011,662 1,665
Bankia SA 2,195,795 2,237
Bankinter SA 159,596 659
Cellnex Telecom SA(Þ) 9,431 495
Endesa SA - ADR 131,622 2,922

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ferrovial SA 9,861 247
Grifols SA 18,983 647
Iberdrola SA 210,190 2,107
Mapfre SA 515,029 944
Red Electrica Corp. SA 13,436 237
Repsol SA - ADR 72,378 661
13,489
Sweden - 1.0%
Assa Abloy AB Class B 17,604 317
Bausch & Lomb, Inc.(Æ) 44,225 905
Essity Aktiebolag Class B 9,131 297
Investor AB Class B 22,535 1,132
Kinnevik AB Class B 56,299 1,163
L E Lundbergforetagen AB Class B 17,474 737
Sandvik AB(Æ) 230,424 3,563
Securitas AB Class B 52,827 624
Skandinaviska Enskilda Banken AB
Class A 112,699 926
Skanska AB Class B(Æ) 34,521 661
Svenska Cellulosa AB SCA Class B(Æ) 5,320 57
Swedish Match AB 25,679 1,591
Tele2 AB Class B 21,692 281
Telefonaktiebolaget LM Ericsson Class B 412,083 3,586
15,840
Switzerland - 7.3%
ABB, Ltd. 99,441 1,890
Adecco SA 14,719 646
Alcon, Inc.(Æ) 11,810 624
Baloise Holding AG 11,393 1,708
Chocoladefabriken Lindt & Spruengli
AG 155 1,589
Cie Financiere Richemont SA 48,550 2,761
Credit Suisse Group AG 376,131 3,406
Geberit AG 2,848 1,279
Georg Fischer AG 174 130
Givaudan SA 464 1,556
Glencore PLC(Æ) 668,040 1,240
Idorsia, Ltd.(Æ) 1,338 39
Kuehne & Nagel International AG 6,449 923
LafargeHolcim, Ltd.(Æ) 17,459 725
Lonza Group AG 163 71
Nestle SA 235,268 24,853
Novartis AG 263,653 22,491
Partners Group Holding AG 4,024 3,172
Roche Holding AG 87,307 30,368
Schindler Holding AG 8,054 1,780
SGS SA 994 2,253
Sika AG 3,360 557
STMicroelectronics NV 50,860 1,324
Straumann Holding AG 153 116
Swiss Life Holding AG 413 146
Swiss Prime Site AG Class A 9,911 942
Swiss Re AG 32,218 2,328
Swisscom AG 2,581 1,343
UBS Group AG 641,958 6,887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 10,653 3,396
120,543
Taiwan - 4.9%
Asia Cement Corp. 402,000 585
Asustek Computer, Inc. 86,000 580
Catcher Technology Co., Ltd. 521,621 3,935
Chang Hwa Commercial Bank, Ltd. 406,149 265
Cheng Shin Rubber Industry Co., Ltd. 645,000 739
China Airlines, Ltd. 2,520,000 687
China Development Financial Holding
Corp. 3,086,000 926
China Life Insurance Co., Ltd. 1,632,420 1,102
Chunghwa Telecom Co., Ltd. 256,000 940
Chunghwa Telecom Co., Ltd. - ADR 11,428 421
Compal Electronics, Inc. 1,163,000 739
CTBC Financial Holding Co., Ltd. 1,604,000 1,063
E.Sun Financial Holding Co., Ltd. 912,254 821
Eva Airways Corp. 2,011,000 763
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,942,000 714
Far Eastern New Century Corp. 763,000 658
First Financial Holding Co., Ltd. 486,820 355
Formosa Petrochemical Corp. 226,000 672
Formosa Plastics Corp. 250,000 727
Foxconn Technology Co., Ltd. 336,000 640
Globalwafers Co., Ltd. 178,000 2,258
Hiwin Technologies Corp. 198,678 1,872
Hon Hai Precision Industry Co., Ltd. 1,852,101 4,715
Hon Hai Precision Industry Co., Ltd.
- GDR 58,532 302
Hua Nan Financial Holdings Co., Ltd. 1,078,380 695
Largan Precision Co., Ltd. 9,294 1,270
Lite-On Technology Corp. 408,166 633
MediaTek, Inc. 364,182 4,978
Mega Financial Holding Co., Ltd. 636,000 637
Nan Ya Plastics Corp. 304,000 664
Nanya Technology Corp. 1,424,000 3,025
President Chain Store Corp. 77,000 794
Realtek Semiconductor Corp. 138,434 1,173
SinoPac Financial Holdings Co., Ltd. 1,198,000 484
Synnex Technology International Corp. 488,000 649
Taiwan Business Bank 1,666,848 598
Taiwan Cement Corp. 524,353 750
Taiwan Cooperative Financial Holding
Co., Ltd. 1,298,445 864
Taiwan Mobile Co., Ltd. 157,000 565
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,015,000 20,249
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 172,211 9,149
Tripod Technology Corp. 102,007 361
Win Semiconductors Corp. 343,990 3,077
WPG Holdings, Ltd. 536,000 692
Yageo Corp. 116,745 1,516
Yuanta Financial Holding Co., Ltd. 1,596,036 900
80,202

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.3%
Bangkok Bank PCL 93,200 296
CP ALL PCL 619,600 1,350
IRPC PCL 6,101,100 501
Minor International PCL 1,793,200 1,161
PTT Global Chemical PCL 40,000 46
PTT PCL 480,800 523
Siam Cement PCL (The) 97,700 1,033
Thai Union Group PCL Class F 1,856,700 748
5,658
Turkey - 0.5%
Akbank TAS(Æ) 1,216,249 1,014
Arcelik AS(Æ) 269,724 633
Tupras Turkiye Petrol Rafinerileri AS(Æ) 15,624 203
Turk Hava Yollari AO(Æ) 560,928 846
Turkcell Iletisim Hizmetleri AS 271,004 540
Turkiye Garanti Bankasi AS(Æ) 2,858,795 3,368
Turkiye Is Bankasi AS Class C(Æ) 1,209,275 847
7,451
United Arab Emirates - 0.2%
Emaar Properties PJSC 2,782,046 2,045
Emirates NBD PJSC 614,016 1,425
3,470
United Kingdom - 9.0%
Admiral Group PLC 55,703 1,636
Antofagasta PLC 290,887 2,983
Associated British Foods PLC 39,633 946
AstraZeneca PLC 27,815 2,918
Aviva PLC 447,453 1,365
BAE Systems PLC 1,324,140 8,488
Barclays PLC 4,005,676 5,351
Barratt Developments PLC 93,623 613
Berkeley Group Holdings PLC 20,471 1,080
BMC Stock Holdings, Inc. 516,995 1,227
BP PLC - ADR 131,894 3,139
British American Tobacco PLC 84,544 3,283
British Land Co. PLC (The)(ö) 136,392 696
BT Group PLC 475,191 695
Compass Group PLC 231,256 3,896
Diageo PLC 166,694 5,778
Direct Line Insurance Group PLC 16,602 57
Experian PLC 34,474 1,033
Foxtons Group PLC(Æ) 257,907 139
GlaxoSmithKline PLC - ADR 512,210 10,724
Halma PLC 19,331 509
HSBC Holdings PLC 1,138,121 5,877
Imperial Tobacco Group PLC 63,204 1,338
InterContinental Hotels Group PLC(Æ) 19,418 885
Intertek Group PLC 21,155 1,267
ITV PLC 972,170 938
J Sainsbury PLC 1,980,071 4,945
John Wood Group PLC 1,898,307 4,853
Johnson Matthey PLC 56,798 1,427
KAZ Minerals PLC 158,257 828
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kingfisher PLC 440,699 874
Lloyds Banking Group PLC 7,373,036 2,999
London Stock Exchange Group PLC 8,628 811
LSL Property Services PLC 376,787 765
M&G PLC 331,736 553
Meggitt PLC 322,937 1,138
Mondi PLC 41,477 738
National Grid PLC 105,008 1,236
Ninety One PLC(Æ) 59,606 127
Persimmon PLC Class A 16,203 451
Prudential PLC 41,633 593
Reckitt Benckiser Group PLC 24,990 2,088
RELX PLC 80,443 1,822
Royal Bank of Scotland Group PLC 3,803,829 5,304
Royal Dutch Shell PLC Class B 3,650 59
Sage Group PLC (The) 100,573 811
Scottish & Southern Energy PLC 47,843 754
Segro PLC(ö) 133,915 1,401
Smith & Nephew PLC 31,319 615
Smiths Group PLC 43,508 681
Spirax-Sarco Engineering PLC 14,429 1,588
Standard Chartered PLC 682,763 3,509
Standard Life Aberdeen PLC(Æ) 209,465 584
Taylor Wimpey PLC 296,678 550
TechnipFMC PLC 475,856 4,240
Tesco PLC 1,607,701 4,765
Travis Perkins PLC 761,250 9,978
Tullow Oil PLC 2,120,381 694
Unilever NV 178,247 8,910
Unilever PLC 21,772 1,126
Vertu Motors PLC 401,056 124
Vodafone Group PLC 6,243,060 8,828
Wausau Paper Corp. 87,694 687
148,317
United States - 1.5%
Abbott Laboratories 1,667 154
Accenture PLC Class A 24,315 4,503
Alphabet, Inc. Class C(Æ) 112 151
Carnival Corp. 56,280 775
CK Hutchison Holdings, Ltd. Class B 638,169 4,627
JOYY, Inc.(Æ) 56,294 3,432
MasterCard, Inc. Class A 1,606 442
MercadoLibre, Inc.(Æ) 8,683 5,066
Mylan NV(Æ) 227,263 3,811
Visa, Inc. Class A 1,936 346
Willis Towers Watson PLC(Æ) 11,493 2,049
25,356
Zambia - 0.4%
First Quantum Minerals, Ltd. 1,102,885 6,735
Total Common Stocks
(cost $1,440,155) 1,504,796
Preferred Stocks - 1.9%

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.6%
Petroleo Brasileiro SA
4.807% (Ÿ) 2,684,318 8,910
Germany - 0.6%
Henkel AG & Co. KGaA
2.413% (Ÿ) 1,912 170
Porsche Automobil Holding SE
4.792% (Ÿ) 67,060 9,251
9,421
South Korea - 0.7%
Samsung Electronics Co., Ltd.
3.273% (Ÿ) 346,781 12,077
Total Preferred Stocks
(cost $34,595) 30,408
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants & Rights - 0.0%
Thailand - 0.0%
Minor International PCL(Æ)
2021 Warrants  95,105 7
Total Warrants & Rights
(cost $—) 7
Short-Term Investments - 5.7%
United States - 5.7%
U.S. Cash Management Fund(@) 94,287,755 (∞) 94,288
Total Short-Term Investments
(cost $94,277) 94,288
Total Investments - 98.7%
(identified cost $1,569,037) 1,629,502
Other Assets and Liabilities, Net
- 1.3%
21,811
Net Assets - 100.0%
1,651,313

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.9%
3SBio, Inc. 04/18/19 HKD 220,000 1.13 248
223
Aena SA 12/12/18 EUR 2,813 107.08 301
356
Amundi SA 02/26/19 EUR 87,712 65.18 5,717
5,830
Cellnex Telecom SA 10/11/18 EUR 9,431 29.37 277
495
China Railway Signal & Communication Corp., Ltd. 04/28/20 HKD 484,000 0.49 239
239
China Resources Pharmaceutical Group, Ltd. 02/13/18 HKD 441,916 0.91 403
280
China Tower Corp., Ltd. 01/18/19 HKD 1,797,495 0.20 351
401
Covestro AG 01/18/19 EUR 174,466 36.13 6,304
5,885
Hapvida Participacoes e Investimentos SA 05/08/18 BRL 21,105 7.13 150
204
Hua Hong Semiconductor, Ltd. 03/11/16 HKD 354,000 1.02 360
682
Hydro One, Ltd. 04/18/19 CAD 41,567 16.10 669
754
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 112,451 15.33 1,724
1,921
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2.91 427
726
Luye Pharma Group, Ltd. 04/28/20 HKD 1,657,000 0.50 825
804
Midea Real Estate Holding, Ltd. 04/28/20 HKD 318,588 2.75 875
806
Netmarble Games Corp. 04/28/20 KRW 15,550 76.55 1,190
1,215
Pirelli & C SpA 04/28/20 EUR 162,449 3.74 607
634
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 1,964,000 0.58 1,144
1,166
Reliance Industries, Ltd. 06/03/15 INR 78,033 14.13 1,102
2,989
Scandinavian Tobacco Group A/S 06/06/16 DKK 215,486 11.50 2,479
2,486
WH Group, Ltd. 10/26/15 HKD 3,164,282 0.75 2,366
3,029
31,125
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 229
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 1 , 910 USD 156,458 06/20
15,254
MSCI Emerging Markets Index Futures 286 USD 12,954 06/20
261
S&P/TSX 60 Index Futures 207 CAD 36,771 06/20
5,163
TOPIX Index Futures 72 JPY 1,046,879 06/20
496
Short Positions
EURO STOXX 50 Index Futures 320 EUR 9,238 06/20
(1,836)
FTSE 100 Index Futures 7 GBP 412 06/20
(67)
Hang Seng Index Futures 263 HKD 322,201 05/20
(1,113)
MSCI Emerging Markets Index Futures 1,005 USD 45,521 06/20
(4,032)
S&P 500 E-Mini Index Futures 408 USD 59,209 06/20
(6,705)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
7,421
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,156 HKD 8,957 05/05/20 —
Bank of New York SGD 1,082 USD 765 05/04/20 (2)
Royal Bank of Canada USD 780 CAD 1,087 05/04/20 1
Royal Bank of Canada USD 2,704 EUR 2,490 05/04/20 26
Royal Bank of Canada USD 4,940 HKD 38,287 05/04/20 (2)
Royal Bank of Canada USD 16,300 JPY 1,740,285 05/01/20 (83)
Royal Bank of Canada USD 124 JPY 13,180 05/07/20 (1)
Royal Bank of Canada USD 633 PLN 2,650 05/04/20 6
Royal Bank of Canada USD 689 PLN 2,861 05/05/20 —
Royal Bank of Canada USD 382 ZAR 7,143 05/04/20 3
Royal Bank of Canada EUR 446 USD 488 05/05/20 —
Royal Bank of Canada GBP 2,841 USD 3,537 05/01/20 (41)
Royal Bank of Canada GBP 286 USD 360 05/04/20 —
Royal Bank of Canada ILS 305 USD 87 05/04/20 —
State Street USD 1,171 IDR 17,766,688 05/04/20 24
State Street USD 46 KES 4,900 05/04/20 (1)
State Street USD 327 KES 34,833 05/05/20 (2)
State Street USD 458 KRW 557,856 05/04/20 (1)
State Street USD 613 KRW 746,414 05/04/20 (1)
State Street USD 615 KRW 748,462 05/04/20 (1)
State Street USD 616 KRW 750,134 05/04/20 (1)
State Street USD 620 KRW 754,237 05/04/20 (1)
State Street USD 624 KRW 758,849 05/04/20 (1)
State Street USD 625 KRW 760,474 05/04/20 (1)
State Street USD 628 KRW 763,943 05/04/20 (1)
State Street USD 641 KRW 779,827 05/04/20 (1)
State Street USD 643 KRW 782,460 05/04/20 (1)
State Street USD 651 KRW 792,079 05/04/20 (1)
State Street USD 668 KRW 813,095 05/04/20 (1)
State Street USD 688 KRW 837,379 05/04/20 (1)
State Street USD 720 KRW 876,010 05/04/20 (1)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 739 KRW 899,502 05/04/20 (1)
State Street USD 787 KRW 957,360 05/04/20 (1)
State Street USD 787 KRW 957,919 05/04/20 (1)
State Street USD 806 KRW 980,698 05/04/20 (1)
State Street USD 862 KRW 1,049,446 05/04/20 (1)
State Street USD 935 KRW 1,137,668 05/04/20 (1)
State Street USD 963 KRW 1,172,088 05/04/20 (1)
State Street USD 1,133 KRW 1,378,935 05/04/20 (1)
State Street USD 1,198 KRW 1,458,218 05/04/20 (2)
State Street USD 1,945 MYR 8,409 05/04/20 11
State Street USD 71 PHP 3,588 05/04/20 —
State Street USD 446 PHP 22,483 05/05/20 —
State Street BRL 1,086 USD 198 05/05/20 (1)
State Street MXN 1,646 USD 68 05/05/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(86)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 6,297 $ — $ —
$ —
$ 6,297 0.4
Australia — 29,161 —
—
29,161 1.8
Austria — 5,050 —
—
5,050 0.3
Belgium — 4,826 —
—
4,826 0.3
Brazil 14,738 — —
—
14,738 0.9
Canada 53,784 — —
—
53,784 3. 3
Cayman Islands — 5,970 —
—
5,970 0.4
Chile 702 — —
—
702 —*
China 34,271 147,418 —
—
181,689 11.0
Colombia 783 — —
—
783 —*
Denmark — 25,508 —
—
25,508 1.5
Finland — 13,520 —
—
13,520 0.8
France — 96,508 —
—
96,508 5.8
Germany 564 56,880 —
—
57,444 3.5
Greece — 4,664 —
—
4,664 0.3
Hong Kong 55 45,016 —
—
45,071 2.7
Hungary — 2,111 —
—
2,111 0.1
India 6,595 40,406 —
—
47,001 2.8
Indonesia — 7,149 —
—
7,149 0.4
Ireland 6,553 17,522 —
—
24,075 1.5
Israel 1,201 2,675 —
—
3,876 0.2

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 231
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Italy — 12,463 —
—
12,463 0.8
Japan — 218,430 —
—
218,430 13.3
Jersey — 290 —
—
290 —*
Kazakhstan — 579 —
—
579 —*
Kenya — 1,222 —
—
1,222 0.1
Luxembourg — 8,041 —
—
8,041 0.5
Malaysia — 8,241 —
—
8,241 0.5
Mexico 5,725 — —
—
5,725 0.3
Netherlands — 25,936 —
—
25,936 1.6
New Zealand — 610 —
—
610 —*
Norway — 7,671 —
—
7,671 0.5
Panama 1,629 — —
—
1,629 0.1
Peru 1,222 — —
—
1,222 0.1
Philippines — 2,942 —
—
2,942 0.2
Poland — 5,606 —
—
5,606 0.3
Portugal — 2,217 —
—
2,217 0.1
Russia 4,855 16,227 —
—
21,082 1.3
Singapore — 27,725 —
—
27,725 1.7
South Africa 3,619 7,034 —
—
10,653 0.6
South Korea 156 85,368 —
—
85,524 5.2
Spain — 13,306 183
—
13,489 0.8
Sweden — 15,840 —
—
15,840 1.0
Switzerland — 120,543 —
—
120,543 7.3
Taiwan 9,570 70,632 —
—
80,202 4.9
Thailand — 5,658 —
—
5,658 0.3
Turkey — 7,451 —
—
7,451 0.5
United Arab Emirates — 3,470 —
—
3,470 0.2
United Kingdom 7,506 140,811 —
—
148,317 9.0
United States 19,954 5,402 —
—
25,356 1.5
Zambia 6,735 — —
—
6,735 0.4
Preferred Stocks 8,910 21,498 — — 30,408 1.9
Long-Term Investments — 3 — — 3 —*
Warrants & Rights 7 — — — 7 —*
Short-Term Investments — — — 94,288 94,288 5.7
Total Investments 195,431 1,339,600 183 94,288 1,629,502 98.7
Other Assets and Liabilities, Net 1.3
100.0

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
232 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 21,174 — — — 21,174 1.3
Foreign Currency Exchange Contracts 71 — — — 71 —*
A
Liabilities
Futures Contracts (13,753) — — — (13,753) (0.8)
Foreign Currency Exchange Contracts (157) — — — (157) (—)*
Total Other Financial Instruments
**
$ 7,335 $ — $ — $ — $ 7,335
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
178,016
Consumer Staples ...................................................................
94,467
Energy ....................................................................................
64,363
Financial Services ...................................................................
354,725
Health Care .............................................................................
135,832
Materials and Processing ........................................................
154,127
Producer Durables ..................................................................
199,340
Technology ..............................................................................
239,953
Utilities ...................................................................................
83,973
Preferred Stocks
Consumer Discretionary ..........................................................
9,251
Consumer Staples ...................................................................
170
Energy ....................................................................................
8,910
Technology ..............................................................................
12,077
Long-Term Investments .................................................................
3
Warrants & Rights .......................................................................
7
Short-Term Investments ................................................................
94,288
Total Investments .................................................................... 1,629,502

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 233
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 71
Variation margin on futures contracts* 21,174 —
Total
$ 21,174 $ 71
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 13,753 $ —
Unrealized depreciation on foreign currency exchange contracts — 157
Total
$ 13,753 $ 157
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (3,806) $ —
Foreign currency exchange contracts — 688
Total
$ (3,806) $ 688
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 289 $ —
Foreign currency exchange contracts — 13
Total
$ 289 $ 13
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
234 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 71 $ — $ 71
Total Financial and Derivative Assets
71 — 71
Financial and Derivative Assets not subject to a netting agreement
(7 1 ) — (7 1 )
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 157 $ — $ 157
Total Financial and Derivative Liabilities
157 — 157
Financial and Derivative Liabilities not subject to a netting agreement
(157) — (157)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 235
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,569,037
Investments, at fair value(>) ...........................................................................................................................................................
1,629,502
Foreign currency holdings(^) ......................................................................................................................................................... 6, 092
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 71
Receivables:
Dividends and interest ....................................................................................................................................................... 4,001
Dividends from affiliated funds .......................................................................................................................................... 34
Investments sold ................................................................................................................................................................ 112,680
Fund shares sold ................................................................................................................................................................ 5,055
Foreign capital gains taxes recoverable ............................................................................................................................. 2,459
From broker(a) ................................................................................................................................................................... 21, 926
Variation margin on futures contracts ................................................................................................................................. 7,432
Prepaid expenses ........................................................................................................................................................................... 13
Total assets .................................................................................................................................................
1,7 89 ,2 65
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 134,721
Fund shares redeemed ....................................................................................................................................................... 1,770
Accrued fees to affiliates .................................................................................................................................................... 1,192
Other accrued expenses ..................................................................................................................................................... 79
Deferred capital gains tax liability ..................................................................................................................................... 33
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 157
Total liabilities .............................................................................................................................................
137 , 952
Net Assets ............................................................................................................................................................
$ 1,651,313

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
236 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (260,446)
Shares of beneficial interest ...........................................................................................................................................................
1,920
Additional paid-in capital ..............................................................................................................................................................
1,909,839
Net Assets ............................................................................................................................................................
$ 1,651,313
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.58
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.10
Class A — Net assets ............................................................................................................................................................. $ 16,865,451
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,966,792
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.50
Class C — Net assets ............................................................................................................................................................. $ 5,820,284
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 684,855
Net asset value per share: Class E(#) ............................................................................................................................................. $ 8.85
Class E — Net assets ............................................................................................................................................................. $ 30,309
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 3,423
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.60
Class M — Net assets ............................................................................................................................................................ $ 270,402,317
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 31,432,288
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.60
Class S — Net assets ............................................................................................................................................................. $ 1,358,194,557
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 157,918,702
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,040
(>)     Investments in affiliates, U.S. Cash Management Fund $ 94,288
(a)     Receivable from Broker for Futures $ 21, 92 6
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 20,87 4
Dividends from affiliated funds ......................................................................................................................................... 310
Less foreign taxes withheld ............................................................................................................................................... (2,392)
Total investment income ...............................................................................................................................................................
18,792
Expenses
Advisory fees .................................................................................................................................................................... 7,260
Administrative fees ........................................................................................................................................................... 423
Custodian fees ................................................................................................................................................................... 328
Distribution fees - Class A ................................................................................................................................................ 18
Distribution fees - Class C ................................................................................................................................................ 22
Transfer agent fees - Class A ............................................................................................................................................ 14
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class E ............................................................................................................................................. —
* *
Transfer agent fees - Class M ............................................................................................................................................ 273
Transfer agent fees - Class S ............................................................................................................................................. 1,450
Professional fees ............................................................................................................................................................... 78
Registration fees ............................................................................................................................................................... 83
Shareholder servicing fees - Class C ................................................................................................................................. 7
Shareholder servicing fees - Class E ................................................................................................................................. —
* *
Trustees’ fees .................................................................................................................................................................... 34
Printing fees ...................................................................................................................................................................... 44
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 10,057
Expense reductions ........................................................................................................................................................... (1,080)
Net expenses .................................................................................................................................................................................
8,977
Net investment income (loss) ........................................................................................................................................................
9,815
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (115,992)
Investments in affiliated funds .......................................................................................................................................... 17
Futures contracts .............................................................................................................................................................. (3,806)
Foreign currency exchange contracts ................................................................................................................................ 688
Foreign currency-related transactions ............................................................................................................................... (1,414)
Net realized gain (loss) ..................................................................................................................................................................
(120,507)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (202,23 8 )
Investments in affiliated funds .......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. 289
Foreign currency exchange contracts ................................................................................................................................ 13
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (201,925)
Net realized and unrealized gain (loss) ......................................................................................................................................... (322,432)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (312,617)
**      Less than $500.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,815 $ 34,529
Net realized gain (loss) ...................................................................................................................... (120,50 7 ) (85,850)
Net change in unrealized appreciation (depreciation) ....................................................................... (201,92 5 ) 178,641
Net increase (decrease) in net assets from operations ............................................................................. (312,617) 127,320
Distributions
To shareholders
Class A .......................................................................................................................................... (322) (134)
Class C .......................................................................................................................................... (85) (27)
Class E .......................................................................................................................................... — (6)
Class M ......................................................................................................................................... (6,878) (1,442)
Class S ........................................................................................................................................... (35,367) (18,657)
Net decrease in net assets from distributions .......................................................................................... (42,652) (20,266)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 248,767 333,265
Total Net Increase (Decrease) in Net Assets ..........................................................................
(106,502) 440,319
Net Assets
Beginning of period .................................................................................................................................
1,757,815 1,317,496
End of period ..........................................................................................................................................
$ 1,651,313 $ 1,757,815

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 239
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,017 $ 8,692 525 $ 5,242
Proceeds from reinvestment of distributions 29 313 14 128
Payments for shares redeemed (439) (4,329) (430) (4,271)
Net increase (decrease)
607 4,676 109 1,099
Class C
Proceeds from shares sold 225 2,084 283 2,830
Proceeds from reinvestment of distributions 8 84 3 26
Payments for shares redeemed (96) (885) (258) (2,607)
Net increase (decrease)
137 1,283 28 249
Class E
Proceeds from reinvestment of distributions — — 1 6
Payments for shares redeemed (1) (14) (47) (498)
Net increase (decrease)
(1) (14) (46) (492)
Class M
Proceeds from shares sold 10,278 94,505 19,610 199,648
Proceeds from reinvestment of distributions 635 6,879 154 1,441
Payments for shares redeemed (4,521) (39,351) (3,679) (37,259)
Net increase (decrease)
6,392 62,033 16,085 163,830
Class S
Proceeds from shares sold 41,380 379,337 57,500 576,125
Proceeds from reinvestment of distributions 3,261 35,315 1,983 18,569
Payments for shares redeemed (26,038) (233,863) (42,350) (426,115)
Net increase (decrease)
18,603 180,789 17,133 168,579
Total increase (decrease)
25,738 $ 248,767 33,309 $ 333,265

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
April 30, 2020* 10.53 .05 (1.77) (1.72) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
October 31, 2016 9.09 .13 .02 .15 (.05) (.05)
October 31, 2015(3) 10.00 .03 (.94) (.91) — —
Class C
April 30, 2020* 10.41 .01 (1.77) (1.76) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
October 31, 2016 9.06 .06 .02 .08 (.03) (.03)
October 31, 2015(3) 10.00 (.01) (.93) (.94) — —
Class E
April 30, 2020* 10.65 .04 (1.84) (1.80) — —
October 31, 2019 9.97 .20 .60 .80 (.12) (.12)
October 31, 2018 11.19 .14 (1.36) (1.22) — —
October 31, 2017 9.18 —(f) 2.19 2.19 (.18) (.18)
October 31, 2016 9.09 .12 .02 .14 (.05) (.05)
October 31, 2015(3) 10.00 .02 (.93) (.91) — —
Class M
April 30, 2020* 10.58 .06 (1.78) (1.72) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(8) 9.77 .08 1.40 1.48 — —
Class S
April 30, 2020* 10.57 .05 (1.77) (1.72) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)
October 31, 2016 9.10 .15 .01 .16 (.05) (.05)
October 31, 2015(3) 10.00 .04 (.94) (.90) — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 241
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
8.58 (16.90) 16,865 1.40 1.29 1.00 51
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
9.19 1.71 3,943 1.48 1.34 1.43 85
9.09 (9.10) 935 1.50 1.34 .66 79
8.50 (17.20) 5,820 2.15 2.04 .12 51
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
9.11 .89 2,441 2.23 2.09 .71 85
9.06 (9.40) 1,239 2.25 2.09 (.16) 79
8.85 (16.90) 30 1.40 1.29 .71 51
10.65 8.13 53 1.40 1.28 1.97 77
9.97 (10.89) 510 1.41 1.32 1.28 47
11.19 24.35 683 1.42 1.33 (.03) 25
9.18 1.59 32,989 1.48 1.34 1.38 85
9.09 (9.10) 29,334 1.53 1.34 .59 79
8.60 (16.76) 270,402 1.15 .94 1.22 51
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
8.60 (16.76) 1,358,196 1.15 1.04 1.11 51
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25
9.21 1.83 590,373 1.23 1.09 1.66 85
9.10 (9.00) 414,357 1.24 1.09 .94 79

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 888,569
Administration fees 62,220
Distribution fees 6,515
Shareholder servicing fees 1,113
Transfer agent fees 233,306
$ 1,191,723
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,757 $ 461,009 $ 388,504 $ 17 $ 9 $ 94,288 $ 310 $ —
$ 21,757 $ 461,009 $ 388,504 $ 17 $ 9 $ 94,288 $ 310 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 1,587,821,870 $ 139,611,142 $ (90,626,200) $ 48,984,942

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Managed Real Assets Fund 243
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 818.50 $ 1,018.25
Expenses Paid During Period* $ 6.01 $ 6.67
* Expenses are equal to the Fund's annualized expense ratio of 1.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 814.40 $ 1,014.52
Expenses Paid During Period* $ 9.38 $ 10.42
* Expenses are equal to the Fund's annualized expense ratio of 2.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 820.10 $ 1,019.99
Expenses Paid During Period* $ 4.43 $ 4.92
* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
244 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 819.60 $ 1,019.49
Expenses Paid During Period* $ 4.89 $ 5.42
* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.5%
Argentina - 0.1%
Corp. America Airports SA(Æ) 98,028 250
Australia - 4.2%
BHP Group PLC 118,232 1,986
BHP Group, Ltd. - ADR 61,920 1,268
Fortescue Metals Group, Ltd. 144,327 1,106
Mineral Resources, Ltd. 94,129 1,010
Newcrest Mining, Ltd. 32,259 579
Qube Holdings, Ltd. 380,496 548
Rio Tinto PLC 22,161 1,030
Rio Tinto, Ltd. - ADR 5,353 302
Sandfire Resources NL 242,103 697
South32, Ltd. Class B 1,093,903 1,381
Sydney Airport 71,599 291
Tassal Group, Ltd. 177,351 433
Transurban Group - ADR(Æ) 838,448 7,494
Woodside Petroleum, Ltd. 32,474 464
18,589
Austria - 0.2%
OMV AB 31,720 1,040
Brazil - 0.7%
Centrais Eletricas Brasileiras SA
- ADR(Æ) 45,006 201
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 28,937 222
Petroleo Brasileiro SA - ADR 69,778 482
Sao Martinho SA 305,613 1,073
Ultrapar Participacoes SA - ADR 94,146 251
Vale SA Class B - ADR(Æ) 112,347 927
3,156
Canada - 4.0%
Agnico Eagle Mines, Ltd. 10,239 598
Barrick Gold Corp. 54,147 1,394
Canadian Solar, Inc.(Æ) 65,773 1,173
Emera , Inc. 9,989 398
Enbridge, Inc. 99,626 3,053
Franco-Nevada Corp. Class T 9,445 1,250
Gibson Energy, Inc. 18,426 263
Imperial Oil, Ltd. 18,672 302
Kirkland Lake Gold, Ltd.(Æ) 12,664 524
Largo Resources, Ltd.(Æ) 2,428,147 1,901
Nutrien , Ltd. 32,347 1,155
Pembina Pipeline Corp. 48,436 1,111
Seven Generations Energy, Ltd. Class
A(Æ) 306,904 635
TC Energy Corp.(Æ) 58,129 2,675
Teck Resources, Ltd. Class B 44,877 396
Westshore Terminals Investment Corp. 19,682 211
Wheaton Precious Metals Corp. 17,946 682
17,721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.6%
Sociedad Quimica y Minera de Chile
SA - ADR 112,132 2,557
China - 1.2%
CGN Power Co., Ltd. Class H(Þ) 955,000 236
China Merchants Port Holdings Co., Ltd. 219,061 278
China Resources Gas Group, Ltd. 36,001 202
China Resources Power Holdings Co.,
Ltd. 212,589 251
CNOOC, Ltd. 843,904 947
COSCO Shipping Ports, Ltd. 213,766 114
ENN Energy Holdings, Ltd. 82,401 916
GDS Holdings, Ltd. - ADR(Æ) 4,986 286
Inner Mongolia Eerduosi Resources Co.,
Ltd. Class A 433,372 454
Jiangsu Expressway Co., Ltd. Class H 1,361,118 1,620
5,304
Cyprus - 0.3%
Ros Agro PLC - GDR 178,898 1,515
Denmark - 0.5%
Drilling Co. of 1972 A/S (The)(Æ) 17,650 417
Vestas Wind Systems A/S 21,603 1,863
2,280
Finland - 0.2%
Neste OYJ 11,151 396
UPM- Kymmene OYJ 20,677 573
969
France - 3.2%
Aeroports de Paris 18,928 1,857
Eiffage SA 26,975 2,211
Eramet 15,749 501
Getlink SE 204,733 2,611
Rubis SCA 26,114 1,173
Suez Environnement Co. 44,889 508
Total SA 24,503 884
Veolia Environnement SA 34,086 729
Vilmorin & Cie SA 20,740 830
Vinci SA 30,414 2,493
13,797
Germany - 0.4%
Fraport AG Frankfurt Airport Services
Worldwide 9,270 407
Hamburger Hafen und Logistik AG 14,703 240
K&S AG 104,316 706
ThyssenKrupp AG - ADR(Æ) 80,993 542
1,895
Hong Kong - 0.6%
China Gas Holdings, Ltd. 100,200 366
CLP Holdings, Ltd. 162,558 1,734
Guangdong Investment, Ltd. 146,000 301

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nine Dragons Paper Holdings, Ltd. 172,585 167
2,568
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 134,400 855
Ireland - 0.2%
Smurfit Kappa Group PLC 25,778 810
Israel - 0.7%
Equital , Ltd.(Æ) 26,324 658
Israel Chemicals, Ltd. 345,610 1,204
Israel Corp., Ltd. (The)(Æ) 8,538 1,099
2,961
Italy - 1.3%
ASTM SpA 32,976 643
Atlantia SpA 256,640 4,188
Enav SpA (Þ) 83,251 373
Enel SpA 92,775 635
5,839
Japan - 1.7%
Central Japan Railway Co. 5,000 787
East Japan Railway Co. 6,500 474
Ebara Corp. 34,500 764
Hitachi Zosen Corp. 37,400 125
Japan Petroleum Exploration Co., Ltd. 30,200 521
JFE Holdings, Inc. 28,700 192
Kubota Corp. 15,000 187
Kurita Water Industries, Ltd. 20,700 580
Mitsubishi Materials Corp. 39,900 818
Nippon Steel Corp. 70,000 591
Nittetsu Mining Co., Ltd. 16,200 660
Oji Holdings Corp. 29,400 151
Sumitomo Metal Mining Co., Ltd. 36,400 914
Takuma Co., Ltd. 14,600 160
Tokyo Gas Co., Ltd. 29,800 652
7,576
Luxembourg - 0.4%
Adecoagro SA(Æ) 387,112 1,545
ArcelorMittal SA(Æ) 37,979 417
1,962
Mexico - 1.3%
Grupo Aeroportuario del Sureste SAB de
CV Class B 193,195 1,935
Grupo Aeroportuario del Sureste SAB de
CV - ADR 2,768 276
Grupo Mexico SAB de CV 1,332,318 2,841
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 91,923 639
5,691
Netherlands - 0.4%
Koninklijke Vopak NV 5,398 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OCI NV(Æ) 20,298 246
Royal Dutch Shell PLC Class A 77,741 1,300
1,857
New Zealand - 0.5%
Auckland International Airport, Ltd. 554,250 2,050
Norway - 1.2%
Austevoll Seafood ASA 174,298 1,362
Borregaard ASA - ADR 65,436 609
BW Energy, Ltd.(Æ) 205,536 255
BW Offshore, Ltd.(Æ) 118,560 334
DNO ASA 659,138 301
Grieg Seafood ASA 50,319 495
Statoil ASA Class N 82,937 1,164
Yara International ASA 25,304 865
5,385
Poland - 0.4%
KGHM Polska Miedz SA(Æ) 59,823 1,112
Polskie Gornictwo Naftowe i
Gazownictwo SA 613,019 549
1,661
Russia - 4.0%
Gazprom Neft PJSC 488,119 2,210
Gazprom PJSC - ADR 193,214 982
Lukoil PJSC - ADR 64,306 4,219
MMC Norilsk Nickel PJSC - ADR 121,838 3,390
Novatek PJSC - GDR 27,684 3,892
PhosAgro PJSC - GDR 88,189 1,066
Rosneft Oil Co. PJSC - GDR 171,825 772
Surgutneftegas PJSC - ADR 107,710 537
TMK PJSC - GDR 138,494 419
17,487
Singapore - 0.2%
Wilmar International, Ltd. 308,600 778
South Africa - 0.9%
Anglo American PLC 170,503 3,044
Sibanye Stillwater(Æ) 541,945 1,102
4,146
South Korea - 0.3%
Korea Zinc Co., Ltd. 945 300
POSCO 3,313 498
Young Poong Corp. 833 357
1,155
Spain - 1.6%
Aena SA(Þ) 29,045 3,676
Ferrovial SA 43,787 1,095
Iberdrola SA 120,281 1,206
Repsol SA - ADR 98,953 903
6,880

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 0.5%
Bausch & Lomb, Inc.(Æ) 48,181 986
Svenska Cellulosa AB SCA Class B(Æ) 121,072 1,303
2,289
Switzerland - 1.5%
Flughafen Zurich AG(Æ) 22,306 2,756
Glencore PLC(Æ) 1,433,245 2,660
Gurit Holding AG 667 949
6,365
Thailand - 0.6%
PTT Exploration & Production PCL 402,300 1,026
PTT PCL 1,401,900 1,526
2,552
Turkey - 0.2%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 561,447 921
Ukraine - 0.2%
Kernel Holding SA 90,853 879
United Kingdom - 2.9%
Amcor PLC 71,829 644
Antofagasta PLC 29,173 299
BP PLC 191,043 754
DS Smith PLC Class F 158,386 623
EnQuest PLC(Æ) 3,353,413 485
Ferrexpo PLC 121,006 207
KAZ Minerals PLC 155,777 815
Mondi PLC 42,490 756
National Grid PLC 371,776 4,375
Polypipe Group PLC 118,629 747
Premier Oil PLC(Æ) 993,609 409
Scottish & Southern Energy PLC 10,067 159
Severn Trent PLC Class H 47,914 1,444
Signature Aviation PLC 316,498 781
12,498
United States - 54.1%
AGCO Corp. 23,884 1,262
Agree Realty Corp.(ö) 41,231 2,685
Albemarle Corp. 42,485 2,610
Alexandria Real Estate Equities, Inc.(ö) 37,767 5,933
Alliant Energy Corp. 33,295 1,616
American Electric Power Co., Inc. 37,676 3,131
American Homes 4 Rent Class A(ö) 93,829 2,265
American Tower Corp.(ö) 16,245 3,866
American Water Works Co., Inc. 4,784 582
Americold Realty Trust(ö) 16,873 516
Apartment Investment & Management
Co. Class A(ö) 56,248 2,119
Archer-Daniels-Midland Co. 6,233 231
AvalonBay Communities, Inc.(ö) 9,919 1,616
Avangrid , Inc. 2,076 89
Avery Dennison Corp. 4,396 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avista Corp. 9,178 395
Bonanza Creek Energy, Inc.(Æ) 31,201 545
Boston Properties, Inc.(ö) 7,279 707
Brixmor Property Group, Inc.(ö) 4,744 54
Camden Property Trust(ö) 7,769 684
Centennial Resource Development, Inc.
Class A(Æ) 774,776 914
Cheniere Energy, Inc.(Æ) 58,925 2,751
Chevron Corp. 14,843 1,366
CNX Resources Corp.(Æ) 89,341 947
ConocoPhillips 13,303 560
Consolidated Edison, Inc. 1,414 111
CoreSite Realty Corp. Class A(ö) 1,371 166
Corporate Office Properties Trust(ö) 14,196 375
Corteva , Inc. Class W 30,677 803
Cousins Properties, Inc.(ö) 89,897 2,712
Crown Castle International Corp.(ö) 18,421 2,937
CyrusOne , Inc.(ö) 17,594 1,234
Denbury Resources, Inc.(Æ) 1,471,614 523
Digital Realty Trust, Inc.(ö) 61,756 9,232
Dominion Energy, Inc. 68,728 5,300
Douglas Emmett, Inc.(ö) 16,249 495
Duke Energy Corp. 8,599 728
Duke Realty Corp.(ö) 27,167 943
EastGroup Properties, Inc.(ö) 24,335 2,580
Enterprise Products Partners, LP 130,109 2,285
EOG Resources, Inc. 8,795 418
Equinix , Inc.(Æ)(ö) 19,891 13,431
Equity LifeStyle Properties, Inc. Class
A(ö) 88,242 5,322
Equity Residential(ö) 88,138 5,734
Essential Properties Realty Trust, Inc.(ö) 56,806 834
Essex Property Trust, Inc.(ö) 14,409 3,517
Evergy , Inc. 25,260 1,476
Eversource Energy(Æ) 28,990 2,339
Exelon Corp. 6,958 258
Extra Space Storage, Inc.(ö) 45,418 4,008
Exxon Mobil Corp. 20,145 936
Farmland Partners, Inc.(ö) 34,149 224
First Industrial Realty Trust, Inc.(ö) 12,890 487
First Solar, Inc.(Æ) 26,642 1,173
Five Star Senior Living, Inc.(Æ) 33,402 110
FMC Corp. 8,335 766
Freeport-McMoRan, Inc. 842,566 7,439
Gaming and Leisure Properties, Inc.(ö) 44,298 1,251
GrafTech International, Ltd. 26,229 213
GTT Communications, Inc. 3,231 235
Gulfport Energy Corp.(Æ) 201,713 515
Healthcare Realty Trust, Inc.(ö) 11,691 344
Healthpeak Properties, Inc.(ö) 100,811 2,635
Highwoods Properties, Inc.(ö) 56,290 2,185
Host Hotels & Resorts, Inc.(ö) 12,412 153
Hudson Pacific Properties, Inc.(ö) 17,377 427
Hyatt Hotels Corp. Class A 16,515 929
Ingredion, Inc. 4,440 361
Invitation Homes, Inc.(ö) 207,792 4,914
Iron Mountain, Inc.(ö) 2,696 65

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JBG Smith Properties(ö) 18,007 611
Kilroy Realty Corp.(ö) 60,854 3,789
Kimco Realty Corp.(ö) 62,027 677
Kinder Morgan, Inc. 88,448 1,347
Laredo Petroleum, Inc.(Æ) 601,420 656
Life Storage, Inc.(Æ)(ö) 25,950 2,273
Livent Corp.(Æ) 151,819 941
Magellan Midstream Partners, LP 33,034 1,359
Magnolia Oil & Gas Corp.(Æ) 107,971 699
Medical Properties Trust, Inc.(ö) 143,455 2,459
Mid-America Apartment Communities,
Inc.(ö) 39,110 4,377
Mosaic Co. (The) 535,193 6,159
Newmont Corp. 28,744 1,710
NexPoint Residential Trust, Inc.(ö) 8,137 245
NextEra Energy, Inc. 32,514 7,514
NiSource, Inc. 61,322 1,540
Norfolk Southern Corp. 6,429 1,100
Omega Healthcare Investors, Inc.(ö) 57,030 1,662
Paramount Group, Inc.(ö) 14,916 144
PDC Energy, Inc.(Æ) 21,992 286
Phillips 66 6,456 472
Pioneer Natural Resources Co. 3,888 347
PNM Resources, Inc. 25,262 1,023
Portland General Electric Co. 21,212 993
Prologis, Inc.(ö) 158,887 14,178
ProPetro Holding Corp.(Æ) 73,657 312
PS Business Parks, Inc.(ö) 2,420 312
Public Service Enterprise Group, Inc. 3,795 192
Public Storage(ö) 9,634 1,787
QTS Realty Trust, Inc. Class A(ö) 6,498 406
Rayonier, Inc.(ö) 12,312 296
Realty Income Corp.(ö) 79,607 4,372
Regency Centers Corp.(ö) 9,821 431
Renewable Energy Group, Inc.(Æ) 287,971 7,145
REX American Resources Corp.(Æ) 7,856 467
Rexford Industrial Realty, Inc.(ö) 76,167 3,102
Rexnord Corp. 13,656 372
Ryman Hospitality Properties, Inc.(ö) 10,395 367
SBA Communications Corp.(ö) 5,509 1,597
Sealed Air Corp. 19,816 567
Select Energy Services, Inc. Class A(Æ) 126,170 606
Sempra Energy 6,520 808
Simon Property Group, LP(ö) 10,687 714
SolarEdge Technologies, Inc.(Æ) 41,435 4,624
Southern Co. (The) 12,473 708
Southwestern Energy Co.(Æ) 320,505 1,035
Sun Communities, Inc.(ö) 17,071 2,294
Talos Energy, Inc.(Æ) 49,423 563
Terreno Realty Corp.(ö) 8,607 472
UDR, Inc.(ö) 23,113 866
UGI Corp. 26,043 786
Union Pacific Corp. 7,611 1,216
Universal Health Realty Income Trust(ö) 2,736 293
Ventas, Inc.(ö) 8,111 262
VICI Properties, Inc.(ö) 3,906 68
W&T Offshore, Inc.(Æ) 139,583 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEC Energy Group, Inc.(Æ) 7,874 713
Welltower , Inc.(ö) 73,977 3,790
Weyerhaeuser Co.(ö) 2,387 52
Williams Cos., Inc. (The) 227,333 4,403
WP Carey, Inc.(ö) 4,650 306
Xcel Energy, Inc. 42,515 2,702
237,006
Total Common Stocks
(cost $423,544) 401,244
Preferred Stocks - 1.0%
Brazil - 1.0%
Bradespar SA
2.523% (Ÿ) 800,608 4,396
Total Preferred Stocks
(cost $5,956) 4,396
Short-Term Investments - 6.9%
United States - 6.9%
U.S. Cash Management Fund(@) 30,113,663 (∞) 30,114
Total Short-Term Investments
(cost $30,110) 30,114
Total Investments - 99.4%
(identified cost $459,610) 435,754
Other Assets and Liabilities, Net
- 0.6%
2,572
Net Assets - 100.0%
438,326

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 249
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.0%
Aena SA 06/13/19 EUR 29,045 192.23 5,583
3,676
CGN Power Co., Ltd. 04/22/20 HKD 955,000 0.25 239
236
Enav SpA 09/30/19 EUR 83,251 4.39 365
373
4,285
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 151 USD 21,913 06/20
1,106
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,106
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 89 CAD 124 05/04/20 —
Royal Bank of Canada USD 47 JPY 4,993 05/01/20 —
Royal Bank of Canada USD 167 JPY 17,836 05/07/20 (1)
State Street USD 12 CAD 16 05/01/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(1)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 250 $ — $ —
$ —
$ 250 0.1
Australia — 18,589 —
—
18,589 4.2
Austria — 1,040 —
—
1,040 0.2
Brazil 3,156 — —
—
3,156 0.7
Canada 17,721 — —
—
17,721 4.0
Chile 2,557 — —
—
2,557 0.6
China 286 5,018 —
—
5,304 1.2
Cyprus — 1,515 —
—
1,515 0.3
Denmark — 2,280 —
—
2,280 0.5
Finland — 969 —
—
969 0.2

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 13,797 —
—
13,797 3.2
Germany — 1,895 —
—
1,895 0.4
Hong Kong — 2,568 —
—
2,568 0.6
Hungary — 855 —
—
855 0.2
Ireland — 810 —
—
810 0.2
Israel — 2,961 —
—
2,961 0.7
Italy — 5,839 —
—
5,839 1.3
Japan — 7,576 —
—
7,576 1.7
Luxembourg 1,545 417 —
—
1,962 0.4
Mexico 5,691 — —
—
5,691 1.3
Netherlands — 1,857 —
—
1,857 0.4
New Zealand — 2,050 —
—
2,050 0.5
Norway — 5,385 —
—
5,385 1.2
Poland — 1,661 —
—
1,661 0.4
Russia 47 17,440 —
—
17,487 4.0
Singapore — 778 —
—
778 0.2
South Africa — 4,146 —
—
4,146 0.9
South Korea — 1,155 —
—
1,155 0.3
Spain — 6,880 —
—
6,880 1.6
Sweden — 2,289 —
—
2,289 0.5
Switzerland — 6,365 —
—
6,365 1.5
Thailand — 2,552 —
—
2,552 0.6
Turkey — 921 —
—
921 0.2
Ukraine — 879 —
—
879 0.2
United Kingdom 644 11,854 —
—
12,498 2.9
United States 236,771 235 —
—
237,006 54.1
Preferred Stocks 4,396 — — — 4,396 1.0
Short-Term Investments — — — 30,114 30,114 6.9
Total Investments 273,064 132,576 — 30,114 435,754 99.4
Other Assets and Liabilities, Net 0.6
100.0
Other Financial Instruments
Assets
Futures Contracts 1,106 — — — 1,106 0.3
A
Liabilities
Foreign Currency Exchange Contracts (1) — — — (1) (—) *
Total Other Financial Instruments
**
$ 1,105 $ — $ — $ — $ 1,105
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 251
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,850
Consumer Staples ...................................................................
7,682
Energy ....................................................................................
61,237
Financial Services ...................................................................
139,951
Health Care .............................................................................
1,096
Materials and Processing ........................................................
74,887
Producer Durables ..................................................................
46,626
Technology ..............................................................................
2,154
Utilities ...................................................................................
65,761
Preferred Stocks
Financial Services ...................................................................
4,396
Short-Term Investments ................................................................
30,114
Total Investments .................................................................... 435,754

See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed Real Assets Fund
Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,106 $ —
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 286 $ —
Foreign currency exchange contracts — (112)
Total
$ 286 $ (112)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 985 $ —
Foreign currency exchange contracts — (1)
Total
$ 985 $ (1)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 253
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed Real Assets Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 459,61 0
Investments, at fair value(>) ...........................................................................................................................................................
435,754
Cash ............................................................................................................................................................................................... 42
Foreign currency holdings(^) ......................................................................................................................................................... 789
Receivables:
Dividends and interest ....................................................................................................................................................... 514
Dividends from affiliated funds .......................................................................................................................................... 13
Fund shares sold ................................................................................................................................................................ 947
From broker(a) ................................................................................................................................................................... 414
Variation margin on futures contracts ................................................................................................................................. 1,106
Prepaid expenses ........................................................................................................................................................................... 30
Total assets .................................................................................................................................................
439,609
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 610
Fund shares redeemed ....................................................................................................................................................... 25 3
Accrued fees to affiliates .................................................................................................................................................... 312
Other accrued expenses ..................................................................................................................................................... 101
Deferred capital gains tax liability ..................................................................................................................................... 6
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1
Total liabilities .............................................................................................................................................
1,283
Net Assets ............................................................................................................................................................
$ 438,326

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 255
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (70,340)
Shares of beneficial interest ...........................................................................................................................................................
519
Additional paid-in capital ..............................................................................................................................................................
508, 147
Net Assets ............................................................................................................................................................
$ 438,326
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.4 4
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 8.9 5
Class A — Net assets ............................................................................................................................................................. $ 2,401,625
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 284,617
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.4 0
Class C — Net assets ............................................................................................................................................................. $ 300,685
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 35,775
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.45
Class M — Net assets ............................................................................................................................................................ $ 85,296,761
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 10,095,946
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.45
Class S — Net assets ............................................................................................................................................................. $ 350,327,130
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 41,483,188
Amounts in thousands
(^)     Foreign currency holdings - cost $ 777
(>)     Investments in affiliates, U.S. Cash Management Fund $ 30,114
(a)     Receivable from Broker for Futures $ 414
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 5,761
Dividends from affiliated funds ......................................................................................................................................... 132
Total investment income ...............................................................................................................................................................
5,893
Expenses
Advisory fees .................................................................................................................................................................... 1,825
Administrative fees ........................................................................................................................................................... 104
Custodian fees ................................................................................................................................................................... 73
Distribution fees - Class A ................................................................................................................................................ 2
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................. 1
Transfer agent fees - Class C ............................................................................................................................................. —**
Transfer agent fees - Class M ............................................................................................................................................ 82
Transfer agent fees - Class S ............................................................................................................................................. 346
Professional fees ............................................................................................................................................................... 52
Registration fees ............................................................................................................................................................... 64
Shareholder servicing fees - Class C ................................................................................................................................. —**
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 21
Offering fees ..................................................................................................................................................................... 25
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 2,613
Expense reductions ........................................................................................................................................................... (327)
Net expenses .................................................................................................................................................................................
2,286
Net investment income (loss) ........................................................................................................................................................
3,607
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (43,181)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 286
Foreign currency exchange contracts ................................................................................................................................ (112)
Foreign currency-related transactions ............................................................................................................................... 21
Net realized gain (loss) ..................................................................................................................................................................
(42,987)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (43,333)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 985
Foreign currency exchange contracts ................................................................................................................................ (1)
Foreign currency-related transactions ............................................................................................................................... (17)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (42,363)
Net realized and unrealized gain (loss) ......................................................................................................................................... (85,350)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (81,743)
**      Less than $500.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 257
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3 , 607 $ 2,969
Net realized gain (loss) ...................................................................................................................... (4 2 , 987 ) (6,85 1 )
Net change in unrealized appreciation (depreciation) ....................................................................... (42,36 3 ) 19,59 4
Net increase (decrease) in net assets from operations ............................................................................. (81,743) 15,712
Distributions
To shareholders
Class A .......................................................................................................................................... (8) —
Class C .......................................................................................................................................... (1) —
Class M ......................................................................................................................................... (856) —
Class S ........................................................................................................................................... (3,492) —
Net decrease in net assets from distributions .......................................................................................... (4,35 7 ) —
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 96,53 8 412,176
Total Net Increase (Decrease) in Net Assets ..........................................................................
10,438 427,888
Net Assets
Beginning of period .................................................................................................................................
427,888 —
End of period ..........................................................................................................................................
$ 438,326 $ 427,888

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
(1)
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 194 $ 1,532 104 $ 1,041
Proceeds from reinvestment of distributions 1 8 — —
Payments for shares redeemed (2) (19) (13) (125)
Net increase (decrease)
193 1,521 91 916
Class C
Proceeds from shares sold 19 155 17 166
Proceeds from reinvestment of distributions — * * 1 — —
Net increase (decrease)
19 156 17 166
Class M
Proceeds from shares sold 3,431 30,259 8,129 81,271
Proceeds from reinvestment of distributions 82 856 — —
Payments for shares redeemed (1,114) (9,460) (432) (4,343)
Net increase (decrease)
2,399 21,655 7,697 76,928
Class S
Proceeds from shares sold 11,598 102,83 0 35,837 359,462
Proceeds from reinvestment of distributions 334 3,489 — —
Payments for shares redeemed (3,756) (33,113) (2,530) (25,296)
Net increase (decrease)
8,176 73,20 6 33,307 334,166
Total increase (decrease)
10,787 $ 96,53 8 41,112 $ 412,176
**Less than 500 shares.
(1) For the period June 10, 2019 (inception date) to October 31, 2019.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
April 30, 2020* 10.40 .0 6 (1.9 3 ) (1.87) (.09) (.09)
October 31, 2019(12) 10.00 .07 .33 .40 — —
Class C
April 30, 2020* 10.37 .0 3 (1.9 4 ) (1.91) (.06) (.06)
October 31, 2019(12) 10.00 .04 .33 .37 — —
Class M
April 30, 2020* 10.41 . 08 (1.9 3 ) (1.85) (.11) (.11)
October 31, 2019(12) 10.00 .08 .33 .41 — —
Class S
April 30, 2020* 10.41 .0 8 (1.9 4 ) (1.86) (.10) (.10)
October 31, 2019(12) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 261
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
8.44 (18.15) 2,40 1 1.47 1.3 3 1. 35 77
10.40 4.00 950 1.51 1.30 1.75 29
8.40 (18.56) 301 2.22 2.0 8 . 59 77
10.37 3.70 171 2.25 2.04 .99 29
8.45 (17.99) 85,297 1.22 .98 1 . 76 77
10.41 4.10 80,142 1.25 .94 2.10 29
8.45 (18.04) 350,327 1.22 1.08 1. 66 77
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 235,573
Administration fees 16,066
Distribution fees 602
Shareholder servicing fees 50
Transfer agent fees 59,294
$ 311,585
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 15,419 $ 167,847 $ 153,154 $ (1) $ 3 $ 30,114 $ 132 $ —
$ 15,419 $ 167,847 $ 153,154 $ (1) $ 3 $ 30,114 $ 132 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 459,723,978 $ 24,841,941 $ (47,705,979) $ (22,864,038)

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Opportunistic Credit Fund 263
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 902.70 $ 1,019.05
Expenses Paid During Period* $ 5.53 $ 5.87
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 899.70 $ 1,015.32
Expenses Paid During Period* $ 9.07 $ 9.62
* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 903.10 $ 1,019.05
Expenses Paid During Period* $ 5.54 $ 5.87
* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
264 Opportunistic Credit Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 904.60 $ 1,020.54
Expenses Paid During Period* $ 4.12 $ 4.37
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 904.40 $ 1,020.29
Expenses Paid During Period* $ 4.36 $ 4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 904.70 $ 1,020.69
Expenses Paid During Period* $ 3.98 $ 4.22
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 89.0%
Asset-Backed Securities - 5.0%
Affinion Group, Inc.
18.000% due 10/10/24 (Š) 231 104
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 609 537
Atrium CDO Corp.
Series 2017-12A Class DR
4.602% due 04/22/27 (Ê)(Þ) 250 208
Babson CLO, Ltd.
Series 2014-IA Class C
5.269% due 07/20/25 (Ê)(Þ) 250 229
Series 2019-3A Class C
6.042% due 04/20/31 (Ê)(Þ) 385 345
BDS, Ltd.
Series 2020-FL5 Class D
3.218% due 02/16/37 (Ê)(Þ) 560 415
Blue Mountain CLO, Ltd.
Series 2018-1A Class DR
4.469% due 04/20/27 (Ê)(Þ) 400 329
Series 2018-3A Class C
3.994% due 10/25/30 (Ê)(Þ) 500 435
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.919% due 10/20/27 (Ê)(Þ) 500 446
CIFC Funding, Ltd.
Series 2017-1A Class C
4.269% due 04/23/29 (Ê)(Þ) 500 460
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 150 161
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 397 406
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 199 201
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 945 925
Dryden Senior Loan Fund
Series 2017-30A Class DR
4.292% due 11/15/28 (Ê)(Þ) 500 409
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 123 123
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 945 872
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 888 744
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 496
LCM, Ltd.
Series 2018-22A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.619% due 10/20/28 (Ê)(Þ) 800 631
Series 2018-28A Class C
3.969% due 10/20/30 (Ê)(Þ) 500 437
Series 2019-30A Class C
4.419% due 04/20/31 (Ê)(Þ) 250 216
Madison Park Funding, Ltd.
Series 2018-14A Class CRR
4.002% due 10/22/30 (Ê)(Þ) 500 441
Series 2018-31A Class C
3.956% due 01/23/31 (Ê)(Þ) 250 222
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 993 973
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 942
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 438
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 345 347
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 263 244
Oaktree CLO, Ltd.
Series 2019-2A Class B1
4.631% due 04/15/31 (Ê)(Þ) 385 329
Palmer Square Loan Funding, Ltd.
Series 2018-1A Class D
5.781% due 04/15/26 (Ê)(Þ) 400 289
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
2.490% due 10/15/25 400 396
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,064
SoFi Alternative Trust
Series 2019-F Class PT1
1.870% due 02/15/45 (~)(Ê)(Þ) 938 932
SoFi Consumer Loan Program Trust
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 926
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 250 244
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 378
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 382
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 300 285
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 895
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 441
SoFi Professional Loan Program LLC
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 441
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 316
SoFi Professional Loan Program Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
266 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 398
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 513
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 810
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 603
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 983
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 713
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 549 519
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 556 526
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (Ê)(Þ) 500 429
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 725 629
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 489 466
Wingstop Funding LLC
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ) 990 1,009
27,652
Corporate Bonds and Notes - 33.8%
ABB Finance USA, Inc.
2.875% due 05/08/22 279 287
AECOM
5.000% due 04/01/22 378 379
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 285 282
Air Lease Corp.
3.250% due 03/01/25 322 289
Air Medical Group Holdings, Inc.
6.375% due 05/15/23 (Þ) 581 540
Albertsons Cos. LLC / Safeway, Inc. /
New Albertsons, LP / Albertson's LLC
7.500% due 03/15/26 (Þ) 372 406
5.875% due 02/15/28 (Þ) 200 209
Aleris International, Inc.
10.750% due 07/15/23 (Þ) 485 500
Allegheny Technologies, Inc.
7.875% due 08/15/23 195 179
Allergan Finance LLC
3.250% due 10/01/22 277 284
Allergan, Inc.
2.800% due 03/15/23 237 242
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 743 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amazon.com, Inc.
2.500% due 11/29/22 156 163
American Airlines Group, Inc.
3.750% due 03/01/25 (Þ) 451 210
American Airlines Pass-Through Trust
5.000% due 06/01/22 (Þ) 593 362
American Express Co.
3.400% due 02/27/23 271 283
American Homes 4 Rent
4.250% due 02/15/28 261 259
American Honda Finance Corp.
Series GMTN
1.700% due 09/09/21 296 295
American Tower Corp.
2.250% due 01/15/22 157 159
Amgen, Inc.
2.650% due 05/11/22 176 181
Amsted Industries, Inc.
4.625% due 05/15/30 (Þ) 655 603
AmWINS Group, Inc.
7.750% due 07/01/26 (Þ) 500 515
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 271 285
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 192 197
Anixter, Inc.
Series WI
5.500% due 03/01/23 465 470
Antero Midstream Corp.
Series WI
5.375% due 09/15/24 603 470
Antero Resources Corp.
5.375% due 11/01/21 500 447
Anthem, Inc.
4.550% due 03/01/48 250 305
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 935 589
APX Group, Inc.
Series WI
7.625% due 09/01/23 500 390
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 289 276
Arconic, Inc.
5.900% due 02/01/27 658 629
5.950% due 02/01/37 108 100
Ares Capital Corp.
3.500% due 02/10/23 157 149
Arrow Electronics, Inc.
3.500% due 04/01/22 177 179
ASP AMC Merger Sub, Inc.
8.000% due 05/15/25 (Þ) 759 452
AT&T, Inc.
3.000% due 02/15/22 276 284
Avanos Medical, Inc.
Series WI
6.250% due 10/15/22 750 749

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avis Budget Rental Car Funding LLC
5.500% due 04/01/23 575 377
Ball Corp.
4.000% due 11/15/23 279 287
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 450 404
BankUnited, Inc.
4.875% due 11/17/25 259 276
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 1,450 1,465
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 232
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 180 188
BBA U.S. Holdings, Inc.
4.000% due 03/01/28 (Þ) 797 677
Beacon Escrow Corp.
4.875% due 11/01/25 (Þ) 240 212
Becton Dickinson and Co.
2.894% due 06/06/22 229 235
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 131 63
5.165% due 08/01/44 384 176
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 258 290
Berkshire Hathaway Finance Corp.
5.750% due 01/15/40 149 217
Berkshire Hathaway, Inc.
2.750% due 03/15/23 230 244
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 289 298
BMC East LLC
5.500% due 10/01/24 (Þ) 900 855
BMW US Capital LLC
3.400% due 08/13/21 (Þ) 293 297
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 157
Boeing Co. (The)
2.700% due 05/01/22 276 268
4.508% due 05/01/23 397 397
5.705% due 05/01/40 299 299
Boyd Gaming Corp.
Series WI
6.000% due 08/15/26 195 176
BP Capital Markets America, Inc.
3.790% due 02/06/24 166 175
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 1,117 1,124
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 232
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 678 542
Brown & Brown, Inc.
4.200% due 09/15/24 227 239
Buckeye Partners, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 07/01/23 539 504
4.125% due 12/01/27 215 192
5.600% due 10/15/44 461 327
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 180
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 167 182
BWAY Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 343 268
Cablevision Systems Corp.
5.875% due 09/15/22 502 523
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 306
4.500% due 02/15/28 (Þ) 700 679
Capital One Financial Corp.
3.375% due 02/15/23 285 289
Capital One NA
Series BKNT
2.250% due 09/13/21 200 200
Carlson Travel, Inc.
9.500% due 12/15/24 (Þ) 916 385
Carvana Co.
8.875% due 10/01/23 (Þ) 537 525
Caterpillar Financial Services Corp.
3.150% due 09/07/21 289 297
CBL & Associates, LP
5.950% due 12/15/26 475 126
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 270 286
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.875% due 04/01/24 (Þ) 1,184 1,218
5.500% due 05/01/26 (Þ) 571 594
5.875% due 05/01/27 (Þ) 227 236
4.750% due 03/01/30 (Þ) 642 655
4.500% due 08/15/30 (Þ) 562 565
4.500% due 05/01/32 (Þ) 937 931
Series 0003
4.000% due 03/01/23 (Þ) 209 210
Series DMTN
5.000% due 02/01/28 (Þ) 291 300
CDK Global, Inc.
Series WI
5.000% due 10/15/24 305 316
CDW LLC / CDW Finance Co.
5.500% due 12/01/24 469 501
4.125% due 05/01/25 382 386
Cedar Fair Entertainments Co.
5.500% due 05/01/25 (Þ) 231 232
Centene Corp.
5.250% due 04/01/25 (Þ) 97 101
5.375% due 06/01/26 (Þ) 716 759
4.250% due 12/15/27 (Þ) 535 560
4.250% due 12/15/27 535 533
4.625% due 12/15/29 (Þ) 1,079 1,182
4.625% due 12/15/29 1,079 1,097

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
268 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 700 663
Series T
5.800% due 03/15/22 322 330
CF Industries, Inc.
3.450% due 06/01/23 323 327
5.150% due 03/15/34 168 175
4.950% due 06/01/43 209 213
5.375% due 03/15/44 228 236
Change Healthcare Holdings, Inc. /
Change Financing Co.
5.750% due 03/01/25 (Þ) 572 559
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.200% due 03/15/28 236 262
Cheniere Energy Partners, LP
4.500% due 10/01/29 (Þ) 218 201
Chevron Corp.
2.895% due 03/03/24 272 289
Cigna Corp.
Series 144a
6.125% due 11/15/41 (Þ) 130 182
Cinemark USA, Inc.
4.875% due 06/01/23 549 461
Cisco Systems, Inc.
2.600% due 02/28/23 143 150
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (Ê) 285 259
CIT Group, Inc.
5.000% due 08/15/22 273 272
Citigroup, Inc.
2.350% due 08/02/21 160 161
Clear Channel Worldwide Holdings, Inc.
9.250% due 02/15/24 (Þ) 194 162
9.250% due 02/15/24 194 194
5.125% due 08/15/27 (Þ) 406 381
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 51
CNH Industrial Capital LLC
4.200% due 01/15/24 172 179
CNX Midstream Partners LP
6.500% due 03/15/26 (Þ) 607 500
CNX Resources Corp.
7.250% due 03/14/27 (Þ) 659 577
Coca-Cola Co. (The)
3.300% due 09/01/21 292 302
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 167
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 217
Comcast Corp.
3.700% due 04/15/24 175 191
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 250 250
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.250% due 03/01/27 (Þ) 369 354
CommScope Technologies LLC
5.000% due 03/15/27 (Þ) 392 335
Communications Sales & Leasing, Inc. /
CSL Capital LLC
6.000% due 04/15/23 (Þ) 485 450
Compass Minerals International, Inc.
6.750% due 12/01/27 (Þ) 707 700
Constellation Energy Group, Inc.
8.500% due 09/15/25 (Þ) 581 357
Continental Wind LLC
6.000% due 02/28/33 (Þ) 200 217
Costco Wholesale Corp.
2.300% due 05/18/22 157 162
Cott Holdings, Inc.
Series 144a
5.500% due 04/01/25 (Þ) 475 477
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 634 526
Crimson Merger Sub, Inc.
6.625% due 05/15/22 (Þ) 660 600
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 492 504
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 289
Crown Castle International Corp.
2.250% due 09/01/21 282 285
Crown European Holdings SA
7.375% due 12/15/26 670 734
CSC Holdings LLC
7.500% due 04/01/28 (Þ) 669 735
5.750% due 01/15/30 (Þ) 727 756
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 621 496
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 583
5.750% due 02/15/28 (Þ) 1,032 872
CVR Partners, LP / CVR Nitrogen
Finance Corp
9.250% due 06/15/23 (Þ) 1,300 1,143
DCP Midstream LLC
6.750% due 09/15/37 (Þ) 89 53
5.600% due 04/01/44 210 109
Dell International LLC / EMC Corp.
7.125% due 06/15/24 (Þ) 964 999
Dell, Inc.
6.500% due 04/15/38 187 192
5.400% due 09/10/40 197 186
Delta Air Lines, Inc.
3.625% due 03/15/22 454 429
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39 (Ø) 100 11
4.875% due 11/01/43 (Ø) 220 24
Discover Financial Services
3.850% due 11/21/22 271 278

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
3.350% due 02/06/23 275 279
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 96
7.750% due 07/01/26 497 490
DISH Network Corp.
Series NCd
3.375% due 08/15/26 347 281
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 270
Domtar Corp.
6.750% due 02/15/44 150 156
DPL, Inc.
Series AI
4.350% due 04/15/29 500 486
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 220 277
Duke Energy Corp.
3.750% due 04/15/24 160 174
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,266
Edgewell Personal Care Co.
4.700% due 05/19/21 416 418
Edison International
2.400% due 09/15/22 193 193
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 207
Embarq Corp.
7.995% due 06/01/36 466 480
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 186
Enable Midstream Partners, LP
4.400% due 03/15/27 283 219
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 250
Endo Finance LLC / Endo Finco, Inc.
5.375% due 01/15/23 (Þ) 557 418
Energy Transfer Operating, LP
4.250% due 03/15/23 175 173
EnLink Midstream Partners, LP
4.400% due 04/01/24 475 299
4.150% due 06/01/25 220 136
Enova International, Inc.
8.500% due 09/01/24 (Þ) 305 265
8.500% due 09/15/25 (Þ) 285 247
Enterprise Products Operating LLC
3.350% due 03/15/23 177 183
5.950% due 02/01/41 261 293
Envision Healthcare Corp.
8.750% due 10/15/26 (Þ) 787 263
Enviva Partners, LP
6.500% due 01/15/26 (Þ) 475 498
EQM Midstream Partners, LP
4.000% due 08/01/24 374 354
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 5Y
4.750% due 07/15/23 550 517
EQT Corp.
7.000% due 02/01/30 678 641
Exelon Corp.
3.497% due 06/01/22 155 160
Exelon Generation Co. LLC
5.600% due 06/15/42 174 186
Extended Stay America, Inc.
4.625% due 10/01/27 (Þ) 584 529
Exxon Mobil Corp.
3.043% due 03/01/26 268 287
FedEx Corp.
2.625% due 08/01/22 231 236
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 522 505
Ford Motor Co.
5.596% due 01/07/22 200 195
8.500% due 04/21/23 286 283
4.687% due 06/09/25 713 629
9.625% due 04/22/30 150 147
Series GMTN
4.389% due 01/08/26 512 440
Ford Motor Credit Co. LLC
5.875% due 08/02/21 300 297
3.087% due 01/09/23 419 374
3.096% due 05/04/23 200 176
3.664% due 09/08/24 200 172
4.134% due 08/04/25 200 170
5.113% due 05/03/29 200 172
9.300% due 03/01/30 690 634
7.450% due 07/16/31 872 728
Forestar Group, Inc.
8.000% due 04/15/24 (Þ) 457 448
Freeport-McMoRan, Inc.
5.400% due 11/14/34 600 564
5.450% due 03/15/43 552 508
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 278
Gates Global LLC
6.250% due 01/15/26 (Þ) 771 702
GCI LLC
6.625% due 06/15/24 (Þ) 500 518
General Electric Co.
Series MTNA
6.750% due 03/15/32 145 180
General Motors Co.
6.750% due 04/01/46 249 228
General Motors Financial Co., Inc.
4.200% due 11/06/21 268 263
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 880 743
6.500% due 10/01/25 583 490
6.250% due 05/15/26 297 248
Genworth Holdings, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
270 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.625% due 09/24/21 150 142
6.500% due 06/15/34 736 607
Series .
4.800% due 02/15/24 55 46
GEO Group, Inc. (The)
5.875% due 10/15/24 703 555
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 292
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 243
Golden Nugget, Inc.
8.750% due 10/01/25 (Þ) 675 378
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 140 150
6.345% due 02/15/34 205 261
Graphic Packaging Holding Co.
4.875% due 11/15/22 500 505
3.500% due 03/15/28 (Þ) 370 351
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 568 490
Hanesbrands, Inc.
5.375% due 05/15/25 293 293
Harman International Industries, Inc.
4.150% due 05/15/25 162 174
Hasbro, Inc.
3.550% due 11/19/26 282 276
HCA, Inc.
7.690% due 06/15/25 74 84
4.500% due 02/15/27 175 189
5.625% due 09/01/28 273 303
3.500% due 09/01/30 1,437 1,371
7.500% due 11/15/95 320 352
Hess Midstream, LP
5.125% due 06/15/28 (Þ) 569 499
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Þ) 970 10
Hilcorp Energy I, LP
5.000% due 12/01/24 (Þ) 41 23
5.750% due 10/01/25 (Þ) 362 202
6.250% due 11/01/28 (Þ) 160 83
HLF Financing SARL LLC
7.250% due 08/15/26 (Þ) 280 273
Home Depot, Inc. (The)
2.625% due 06/01/22 179 187
Honeywell International, Inc.
1.850% due 11/01/21 160 163
Hospitality Properties Trust
4.650% due 03/15/24 273 232
Houghton Mifflin Harcourt Co.
9.000% due 02/15/25 (Þ) 42 34
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 283 274
Humana, Inc.
8.150% due 06/15/38 188 278
Hyatt Hotels Corp.
4.850% due 03/15/26 288 282
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.750% due 09/15/24 500 470
6.250% due 05/15/26 1,038 1,020
iHeartCommunications, Inc.
6.375% due 05/01/26 400 378
5.250% due 08/15/27 (Þ) 376 336
Intel Corp.
3.300% due 10/01/21 182 189
International Paper Co.
7.300% due 11/15/39 205 286
IQVIA Holdings, Inc.
5.000% due 05/15/27 (Þ) 470 483
iStar, Inc.
5.250% due 09/15/22 282 255
JBS USA LUX SA / JBS USA Finance,
Inc.
6.750% due 02/15/28 (Þ) 1,043 1,117
6.500% due 04/15/29 (Þ) 1,383 1,456
5.500% due 01/15/30 (Þ) 668 676
JC Penney Corp., Inc.
7.400% due 04/01/37 281 14
Jefferies Finance LLC
7.250% due 08/15/24 (Þ) 380 333
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 160 168
JPMorgan Chase & Co.
4.500% due 01/24/22 266 281
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 1,912
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 252
Kinder Morgan, Inc.
5.300% due 12/01/34 250 267
KLX Energy Services Holdings, Inc.
11.500% due 11/01/25 (Þ) 552 202
Korn Ferry
4.625% due 12/15/27 (Þ) 249 234
Kraft Foods Group, Inc.
Series WI
6.500% due 02/09/40 287 334
Kraft Heinz Foods Co.
6.875% due 01/26/39 348 418
7.125% due 08/01/39 (Þ) 400 479
5.000% due 06/04/42 264 268
Series WI
4.375% due 06/01/46 757 719
Kroger Co. (The)
3.400% due 04/15/22 270 280
L Brands, Inc.
6.950% due 03/01/33 201 113
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 412 340
5.250% due 10/01/25 (Þ) 291 212
Laredo Petroleum, Inc.
9.500% due 01/15/25 210 89
10.125% due 01/15/28 258 105

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Las Vegas Sands Corp.
3.200% due 08/08/24 279 268
Lennar Corp.
4.750% due 11/15/22 290 296
LifePoint Health, Inc.
4.375% due 02/15/27 (Þ) 175 165
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 276 243
4.750% due 10/15/27 (Þ) 1,235 1,056
Louisiana-Pacific Corp.
Series WI
4.875% due 09/15/24 284 274
Lowe's Cos., Inc.
3.875% due 09/15/23 267 290
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,018 1,010
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 578
Mack-Cali Realty, LP
4.500% due 04/18/22 111 94
3.150% due 05/15/23 319 262
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 125 122
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 717 588
Main Street Capital Corp.
5.200% due 05/01/24 174 167
Marathon Petroleum Corp.
5.850% due 12/15/45 247 239
Markel Corp.
5.000% due 04/05/46 161 183
Masco Corp.
4.500% due 05/15/47 170 164
Mattel, Inc.
6.200% due 10/01/40 47 40
McDonald's Corp.
3.350% due 04/01/23 275 292
MDC Holdings, Inc.
5.500% due 01/15/24 354 359
MEDNAX, Inc.
6.250% due 01/15/27 (Þ) 629 570
Medtronic, Inc.
Series WI
3.150% due 03/15/22 175 183
Merck & Co., Inc.
2.350% due 02/10/22 179 184
MGIC Investment Corp.
5.750% due 08/15/23 270 265
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 535 543
MGM Resorts International
7.750% due 03/15/22 514 523
6.750% due 05/01/25 358 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp.
2.375% due 02/12/22 181 187
MidAmerican Energy Co.
3.500% due 10/15/24 269 294
Midcontinent Communications /
Midcontinent Finance Corp
5.375% due 08/15/27 (Þ) 166 168
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 171
Molina Healthcare, Inc.
4.875% due 06/15/25 (Þ) 297 298
Series WI
5.375% due 11/15/22 212 219
Mondelez International, Inc.
3.625% due 05/07/23 267 284
Motorola Solutions, Inc.
5.500% due 09/01/44 178 190
MUFG Union Bank, NA
Series BKNT
3.150% due 04/01/22 144 148
Murphy Oil Corp.
7.050% due 05/01/29 107 68
5.875% due 12/01/42 67 39
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 159 60
7.500% due 01/15/28 (Þ) 103 41
Navient Corp.
Series MTN
5.625% due 08/01/33 728 550
NBCUniversal Media LLC
2.875% due 01/15/23 182 192
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 150 154
Netflix, Inc.
5.500% due 02/15/22 418 435
Nevada Power Co.
5.375% due 09/15/40 201 261
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 394 363
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 268
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 480 473
Noble Holding International, Ltd.
7.950% due 04/01/25 195 1
6.200% due 08/01/40 170 1
8.950% due 04/01/45 69 —
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 189
Northwest Acquisitions ULC / Dominion
Finco, Inc.
7.125% due 11/01/22 (~)(Ê)(Þ) 1,070 110
Novartis Capital Corp.
2.400% due 05/17/22 180 186
Novelis Corp.
4.750% due 01/30/30 (Þ) 223 198

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
272 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NuStar Logistics, LP
6.000% due 06/01/26 557 509
Occidental Petroleum Corp.
2.700% due 08/15/22 188 164
3.142% due 08/15/22 (Ê) 99 77
2.700% due 02/15/23 75 64
Oceaneering International, Inc.
4.650% due 11/15/24 258 134
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 301 298
ONEOK, Inc.
4.250% due 02/01/22 150 151
4.900% due 03/15/25 257 256
Oracle Corp.
2.500% due 10/15/22 229 238
Ortho-Clinical Diagnostics Inc.
7.250% due 02/01/28 (Þ) 690 619
Owens Corning
7.000% due 12/01/36 97 118
PacifiCorp
6.350% due 07/15/38 177 260
Pactiv LLC
7.950% due 12/15/25 200 211
Panther BF Aggregator, LP
8.500% due 05/15/27 (Þ) 500 424
Par Petroleum LLC / Par Petroleum
Finance Corp.
7.750% due 12/15/25 (Þ) 593 418
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 575
PBF Holding Co. LLC
6.000% due 02/15/28 (Þ) 1,076 766
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,152 852
6.375% due 03/31/25 (Þ) 764 452
Penske Automotive Group, Inc.
5.500% due 05/15/26 531 491
PepsiCo, Inc.
2.750% due 03/05/22 177 184
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 269
Pfizer, Inc.
Series 3YR
3.000% due 09/15/21 177 183
Philip Morris International, Inc.
2.625% due 02/18/22 230 236
Phillips 66
3.900% due 03/15/28 262 279
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 9 0 4 915
Plains All American Pipeline, LP
Series MTN8
2.850% due 01/31/23 470 449
PNC Financial Services Group, Inc.
(The)
3.300% due 03/08/22 274 285
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 299 306
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 12/15/29 (Þ) 193 194
4.625% due 04/15/30 (Þ) 297 291
Precision Castparts Corp.
2.500% due 01/15/23 184 190
Prime Security Services Borrower LLC /
Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 609 547
Procter & Gamble Co. (The)
2.150% due 08/11/22 179 185
Progress Energy, Inc.
7.750% due 03/01/31 135 191
PulteGroup, Inc.
7.875% due 06/15/32 210 241
6.000% due 02/15/35 179 189
Radian Group, Inc.
4.500% due 10/01/24 516 501
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 249 237
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 112 153
Realogy Group LLC / Realogy Co-Issuer
Corp.
5.250% due 12/01/21 (Þ) 308 259
9.375% due 04/01/27 (Þ) 680 476
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 176 177
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 650 676
Resideo Technologies, Inc.
6.125% due 11/01/26 (Þ) 1,150 1,006
Rockwell Collins, Inc.
2.800% due 03/15/22 278 285
Rohm & Haas Co.
7.850% due 07/15/29 209 284
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 287
Series WI
5.875% due 06/30/26 500 532
Safeway, Inc.
7.250% due 02/01/31 556 581
Santander Holdings USA, Inc.
Series WI
3.244% due 10/05/26 176 171
Sasol Financing USA LLC
5.875% due 03/27/24 336 290
Seagate HDD Cayman
5.750% due 12/01/34 271 275
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 498 514
6.875% due 07/15/33 (Þ) 200 221
Senior Housing Properties Trust
4.750% due 02/15/28 195 167
Service Corp. International
5.125% due 06/01/29 325 338
SESI LLC
Series 144a

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/15/21 (Þ) 341 171
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
3.125% due 06/01/24 179 188
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 277 294
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 281 285
Simmons Foods, Inc.
5.750% due 11/01/24 (Þ) 992 923
Simon Property Group, LP
2.750% due 06/01/23 288 287
Sirius XM Radio, Inc.
5.500% due 07/01/29 (Þ) 828 873
SLM Corp.
7.250% due 01/25/22 29 28
5.500% due 01/25/23 272 252
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 240 271
Solera LLC / Solera Finance, Inc.
10.500% due 03/01/24 (Þ) 121 120
Southern Co. (The)
2.950% due 07/01/23 233 246
Southern Power Co.
Series E
2.500% due 12/15/21 181 184
Southwestern Energy Co.
6.200% due 01/23/25 275 243
Spectra Energy Partners, LP
3.375% due 10/15/26 274 270
Spirit AeroSystems, Inc.
3.850% due 06/15/26 180 164
Springleaf Finance Corp.
7.125% due 03/15/26 372 345
Sprint Capital Corp.
8.750% due 03/15/32 944 1,326
Sprint Corp.
11.500% due 11/15/21 436 487
7.625% due 03/01/26 269 318
6.875% due 11/15/28 1,013 1,220
Series WI
7.250% due 09/15/21 234 245
7.875% due 09/15/23 925 1,041
Starbucks Corp.
3.850% due 10/01/23 271 292
3.800% due 08/15/25 149 163
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 274 256
4.750% due 03/15/25 278 235
Stericycle, Inc.
5.375% due 07/15/24 (Þ) 599 601
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 06/15/25 (Þ) 1,402 1,069
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 170
Synchrony Financial
3.700% due 08/04/26 214 199
Synovus Financial Corp.
5.900% due 02/07/29 (Ê) 544 517
Sysco Corp.
3.300% due 07/15/26 267 268
Tallgrass Energy Partners, LP
4.750% due 10/01/23 (Þ) 432 333
5.500% due 09/15/24 (Þ) 296 225
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 500 451
5.000% due 01/15/28 315 268
Taylor Morrison Home Corp.
6.000% due 09/01/23 (Þ) 562 543
TCI Communications, Inc.
7.875% due 02/15/26 144 190
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 195
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 495
5.125% due 11/01/27 (Þ) 203 200
6.875% due 11/15/31 296 256
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 483 478
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 551
Tesla, Inc.
5.300% due 08/15/25 (Þ) 532 519
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 265
The Hertz Corp.
6.000% due 01/15/28 (Þ) 470 85
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 251
Time Warner Cable LLC
6.750% due 06/15/39 202 257
TJX Cos., Inc.
3.500% due 04/15/25 271 292
T-Mobile US, Inc.
3.500% due 04/15/25 (Þ) 452 475
3.750% due 04/15/27 (Þ) 400 429
3.875% due 04/15/30 (Þ) 273 299
T-Mobile USA, Inc.
4.500% due 02/01/26 302 311
4.750% due 02/01/28 195 205
TMS International Corp.
7.250% due 08/15/25 (Þ) 806 601
Townsquare Media, Inc.
Series 144a
6.500% due 04/01/23 (Þ) 900 796
TransDigm Group, Inc.
8.000% due 12/15/25 (Þ) 245 255
6.250% due 03/15/26 (Þ) 869 851

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
274 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 11/15/27 (Þ) 996 842
Series WI
6.375% due 06/15/26 532 455
Transocean, Inc.
7.500% due 04/15/31 290 69
6.800% due 03/15/38 408 87
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 589
TriMas Corp.
4.875% due 10/15/25 (Þ) 559 547
Trinity Industries, Inc.
4.550% due 10/01/24 268 247
Triumph Group, Inc.
5.250% due 06/01/22 372 287
6.250% due 09/15/24 (Þ) 704 556
Series WI
7.750% due 08/15/25 1,329 862
Truist Bank
Series BKNT
3.625% due 09/16/25 268 290
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 250 256
Turkiye Halk Bankasi AS
Series REGS
5.000% due 07/13/21 289 277
Tyson Foods, Inc.
4.500% due 06/15/22 215 227
Uber Technologies, Inc.
7.500% due 11/01/23 (Þ) 493 494
Unilever Capital Corp.
1.375% due 07/28/21 236 238
Union Pacific Corp.
3.500% due 06/08/23 268 285
United Continental Holdings, Inc.
5.000% due 02/01/24 511 391
United Parcel Service, Inc.
2.350% due 05/16/22 182 188
United States Steel Corp.
6.650% due 06/01/37 268 167
United Technologies Corp.
7.500% due 09/15/29 178 260
Uniti Group, LP
7.125% due 12/15/24 (Þ) 667 514
Valero Energy Corp.
4.500% due 03/15/28 259 269
4.350% due 06/01/28 220 226
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 441 428
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 2,178 1,944
Verizon Communications, Inc.
Series WI
2.946% due 03/15/22 215 224
ViaSat, Inc.
5.625% due 09/15/25 (Þ) 1,240 1,166
VICI Properties, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 12/01/29 (Þ) 665 614
Visa, Inc.
Series 7YR
2.800% due 12/14/22 272 286
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 274 276
5.000% due 07/31/27 (Þ) 694 708
Vornado Realty Trust
3.500% due 01/15/25 298 284
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (Ê) 302 276
Walgreen Co.
3.100% due 09/15/22 230 237
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 274 280
Walmart, Inc.
3.400% due 06/26/23 261 282
Walt Disney Co. (The)
2.450% due 03/04/22 183 188
Series WI
3.000% due 09/15/22 274 286
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 1,427 1,338
Washington Prime Group, LP
6.450% due 08/15/24 763 424
Wells Fargo & Co.
2.100% due 07/26/21 182 184
Welltower, Inc.
3.950% due 09/01/23 230 235
West Corp.
Series 0005
8.500% due 10/15/25 (Þ) 684 478
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 296 276
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 258
Williams Scotsman International, Inc.
6.875% due 08/15/23 (Þ) 300 299
Wyndham Worldwide Corp.
4.250% due 03/01/22 684 646
Wynn Resorts Finance LLC
7.750% due 04/15/25 (Þ) 461 469
Xerox Corp.
4.125% due 03/15/23 2,409 2,397
XPO CNW, Inc.
6.700% due 05/01/34 251 236
XPO Logistics, Inc.
6.750% due 08/15/24 (Þ) 376 387
6.250% due 05/01/25 (Þ) 272 274
Yum! Brands, Inc.
3.875% due 11/01/23 426 431
6.875% due 11/15/37 92 92
Zayo Group LLC / Zayo Capital, Inc.
Series WI
6.375% due 05/15/25 291 284
187,631

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 26.1%
ABN AMRO Bank NV
3.400% due 08/27/21 (Þ) 320 329
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 537
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
3.500% due 05/26/22 275 256
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 563
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,618 396
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 288
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 159 162
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 241
Allergan Funding SCS
3.450% due 03/15/22 165 169
AMC Entertainment Holdings, Inc.
Series WI
6.375% due 11/15/24 GBP 1,500 444
Aon PLC
4.000% due 11/27/23 220 234
Apidos CLO XI
Series 2019-11A Class CRR
3.635% due 10/17/30 (Ê)(Þ) 500 448
Apidos CLO, Ltd.
Series 2019-31A Class C
4.381% due 04/15/31 (Ê)(Þ) 500 444
Argentine Republic Government
International Bond
6.875% due 01/26/27 200 50
5.875% due 01/11/28 100 25
Series WI.
7.625% due 04/22/46 1,268 311
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
3.355% due 09/14/36 (Ê)(Þ) 930 652
AstraZeneca PLC
2.375% due 06/12/22 279 286
Auto Ahorro Automotriz SA de CV
3.692% due 06/05/28 GBP 800 972
Avolon Holdings Funding, Ltd.
6.500% due 09/15/24 (Þ) 1,300 786
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 1,990
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 281
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 275
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (Ê)(ƒ) 202 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 10/29/49 (Ê)(ƒ) 379 379
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 220
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 308
Banco Santander SA
3.848% due 04/12/23 285 296
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 214
Banijay Entertainment
5.375% due 03/01/25 (Þ) 189 176
Bank of Montreal
1.900% due 08/27/21 282 285
Bank of New Zealand
2.000% due 02/21/25 (Þ) 285 285
Bank of Nova Scotia (The)
3.400% due 02/11/24 300 319
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 648 542
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 225 228
Barclays PLC
4.950% due 01/10/47 241 289
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 154 152
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 520 549
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
4.469% due 01/20/29 (Ê)(Þ) 500 442
Bowman Park CLO, Ltd.
Series 2015-1A Class E
7.083% due 11/23/25 (Ê)(Þ) 400 301
BP Capital Markets PLC
2.500% due 11/06/22 160 163
Brookfield Asset Management, Inc.
4.000% due 01/15/25 154 164
Brookfield Finance, Inc.
4.000% due 04/01/24 266 281
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 465 463
BWAY Holding Co.
Series REGS
4.750% due 04/15/24 EUR 550 559
Camelot Finance SA
4.500% due 11/01/26 (Þ) 993 1,001
Canadian Imperial Bank of Commerce
Series BKNT
3.500% due 09/13/23 179 192
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 81 81
6.000% due 04/01/42 (Þ) 285 304
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class CR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
276 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.044% due 04/27/27 (Ê)(Þ) 300 259
Series 2018-2A Class DR
6.144% due 04/27/27 (Ê)(Þ) 400 231
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.936% due 07/17/31 (Ê)(Þ) 250 208
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 173
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 414
Cenovus Energy, Inc.
3.000% due 08/15/22 583 515
CEZ AS
Series REGS
5.625% due 04/03/42 383 482
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 390 390
China Evergrande Group
9.500% due 03/29/24 500 403
8.750% due 06/28/25 596 470
CIFC Funding, Ltd.
Series 2018-4RA Class B
3.335% due 10/17/30 500 453
Cimpress NV
7.000% due 06/15/26 (Þ) 486 353
Colombia Government International
Bond
3.875% due 04/25/27 300 296
7.375% due 09/18/37 1,000 1,244
6.125% due 01/18/41 600 671
5.000% due 06/15/45 500 501
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 598
Commerzbank AG
8.125% due 09/19/23 (Þ) 310 345
Commonwealth Bank of Australia
2.000% due 09/06/21 (Þ) 80 81
Concordia International Corp.
8.000% due 09/06/24 1,841 1,638
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 376 290
6.500% due 05/15/26 (Þ) 727 565
Corporacion Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 361
Series REGS
3.625% due 08/01/27 250 253
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,520
Danone SA
2.589% due 11/02/23 (Þ) 277 287
Danske Bank A/S
5.000% due 01/12/22 (Þ) 266 275
Deutsche Bank AG
4.500% due 04/01/25 336 318
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/01/25 451 427
4.296% due 05/24/28 (Ê) 462 416
4.875% due 12/01/32 (Ê) 582 522
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 229 234
Development Bank of Mongolia
Series REGS
7.250% due 10/23/23 350 302
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 653
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 288
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,319
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 908
6.850% due 01/27/45 (Þ) 2,000 1,735
Ecopetrol SA
5.875% due 09/18/23 284 292
7.375% due 09/18/43 548 566
5.875% due 05/28/45 101 89
Ecuador Government International Bond
10.750% due 01/31/29 (~)(Ê)(Þ) 300 86
Series REGS
7.950% due 06/20/24 (~)(Ê) 450 140
7.875% due 01/23/28 (~)(Ê) 1,000 284
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 471
6.875% due 04/30/40 (Þ) 3,000 2,483
8.700% due 03/01/49 (Þ) 750 672
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,196
7.650% due 06/15/35 498 393
Electricite de France SA
6.000% due 01/22/14 (Þ) 230 302
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 174 183
Emirates NBD PJSC
6.125% due 12/31/99 (Ê)(ƒ) 534 506
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 599
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 484
Enbridge, Inc.
2.900% due 07/15/22 156 157
Enel SpA
6.000% due 10/07/39 (Þ) 202 246
Eni SpA
Series X-R

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/12/28 (Þ) 250 262
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 142
Series REGS
7.125% due 02/11/25 2,711 1,979
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 866
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
3.500% due 04/15/36 (Ê)(Þ) 290 215
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 204
Series REGS
3.375% due 08/05/26 200 196
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 474 473
First Quantum Minerals, Ltd.
7.250% due 05/15/22 (Þ) 408 382
7.250% due 04/01/23 (Þ) 775 703
7.500% due 04/01/25 (Þ) 175 154
6.875% due 03/01/26 (Þ) 366 321
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (Ê)(ƒ) 226 190
4.875% due 12/31/99 (Ê)(ƒ) 488 392
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 357
Gazprom OAO Via Gaz Capital SA
Series REGS
5.375% due 08/16/37 1,000 1,371
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 224
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 264 275
Geo Coal International Pte., Ltd.
8.000% due 10/04/22 (Þ) 555 239
Georgian Railway JSC
Series REGS
7.750% due 07/11/22 550 534
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 577
10.750% due 10/14/30 (Þ) 250 260
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 178 185
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 412
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 481
Hutchison Whampoa International, Ltd.
4.625% due 01/13/22 (Þ) 220 230
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 431 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 417
International Bank of Azerbaijan
Series REGS
3.500% due 09/01/24 200 165
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 160
5.017% due 06/26/24 (Þ) 707 707
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 220
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 1,000 725
JBS Investments GmbH
7.000% due 01/15/26 (Þ) 352 365
7.000% due 01/15/26 (Þ) 401 416
5.750% due 01/15/28 (Þ) 495 483
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 191
7.375% due 10/10/47 1,000 925
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 762
KazMunajGaz National Co. JSC
Series REGS
5.750% due 04/19/47 566 565
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (~)(Ê)(Þ) 900 288
9.625% due 04/01/23 (~)(Ê)(Þ) 200 63
Kenya Government International Bond
8.250% due 02/28/48 200 178
Series REGS
6.875% due 06/24/24 1,000 916
Kinross Gold Corp.
Series WI
5.950% due 03/15/24 568 623
4.500% due 07/15/27 1,154 1,213
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 201 169
Kraft Heinz Foods Co.
2.000% due 06/30/23 EUR 835 927
2.250% due 05/25/28 EUR 600 650
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 890 747
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 731
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 693 714
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Ø) 750 118
6.200% due 02/26/25 (Ø) 500 79

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
278 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.000% due 01/27/23 (Ø) 230 36
Lloyds Banking Group PLC
4.500% due 11/04/24 179 190
Series 144a
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 255 280
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 223
LYB International Finance BV
4.000% due 07/15/23 223 232
8.100% due 03/15/27 (Þ) 125 162
LyondellBasell Industries NV
6.000% due 11/15/21 278 292
Malaysia Sovereign Sukuk BHD
4.236% due 04/22/45 (Þ) 250 295
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 4 0 8 409
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 562
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 300 207
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 193 198
Mondelez International, Inc.
2.000% due 10/28/21 (Þ) 281 284
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
9.250% due 04/15/24 537 320
Morgan Stnaley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 260
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 283
Nakilat, Inc.
Series REGS
6.067% due 12/31/33 370 429
Netflix, Inc.
Series REGs
3.625% due 06/15/30 EUR 1,167 1,289
Series REGS
3.875% due 11/15/29 EUR 200 225
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
4.219% due 04/20/27 (Ê)(Þ) 250 211
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
4.036% due 10/17/30 (Ê)(Þ) 500 442
New Gold, Inc.
6.250% due 11/15/22 (Þ) 592 589
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 378
Norbord, Inc.
Class A
6.250% due 04/15/23 (Þ) 282 278
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 260 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OCP SA
Series REGS
4.500% due 10/22/25 343 354
6.875% due 04/25/44 200 237
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
3.892% due 11/18/31 (Ê)(Þ) 250 220
OHA Credit Partners XIV, Ltd.
Series 2017-14 Class C
3.619% due 01/21/30 (Ê)(Þ) 500 447
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 212
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 457
5.625% due 01/17/28 500 381
6.500% due 03/08/47 500 349
6.750% due 01/17/48 600 421
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 431
Orange SA
4.125% due 09/14/21 175 183
Oscar US Funding XI LLC
Series 2019-2A Class A4
2.680% due 09/10/26 (Þ) 850 850
Oschadbank Via SSB #1 PLC
8.724% due 01/19/24 (Ê) 1,400 1,148
9.625% due 03/20/25 (~)(Ê)(Þ) 363 339
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,282
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 607
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 267 257
5.875% due 07/15/27 (Þ) 598 574
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 1,100 902
Series REGS
6.450% due 05/30/44 2,300 2,541
Perusahaan Listrik Negara PT
Series REGS
5.250% due 10/24/42 440 449
6.250% due 01/25/49 245 268
Petrobras Global Finance BV
5.875% due 03/07/22 EUR 785 867
6.875% due 01/20/40 228 225
6.850% due 06/05/15 1,171 1,101
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø) 1,000 38
Series REGS
9.000% due 11/17/21 (Ø) 313 12
6.000% due 05/16/24 (Ø) 8,000 300
6.000% due 11/15/26 (Ø) 3,986 149

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/12/37 (Ø) 2,150 81
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 752
Petroleos Mexicanos
6.625% due 06/15/38 4,000 2,748
6.500% due 06/02/41 650 435
5.500% due 06/27/44 2,000 1,285
6.950% due 01/28/60 (Þ) 1,050 738
Series REGS
6.625% due 09/29/49 (ƒ) 142 96
7.690% due 01/23/50 300 220
Series WI
6.875% due 08/04/26 145 120
6.500% due 01/23/29 90 70
5.625% due 01/23/46 1,000 650
6.750% due 09/21/47 1,463 1,020
Popular, Inc.
6.125% due 09/14/23 394 379
Power Finance Corporation Limited
3.750% due 12/06/27 400 360
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 711
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 (Ø) 1,240 337
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 80
PT Indonesia Asahan Aluminum
Series REGS
6.757% due 11/15/48 200 214
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 484
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 361
Recette CLO LLC
Series 2017-1A Class DR
4.569% due 10/20/27 (Ê)(Þ) 298 260
Republic of Ecuador Government
International Bond
Series REGS
9.650% due 12/13/26 (~)(Ê) 500 143
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 224
Republic of Mozambique Government
International Bond
5.000% due 09/15/31 (Þ) 1,279 876
Republic of Sri Lanka Government
International Bond
Series REGS
6.850% due 03/14/24 200 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Bank of Scotland Group PLC
7.648% due 12/31/49 (Ê)(ƒ) 196 270
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 503
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 443 503
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 223
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 148 155
3.373% due 01/05/24 (Ê) 275 282
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,553
3.750% due 01/21/55 (Þ) 600 550
Series REGS
4.625% due 10/04/47 250 262
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 282
4.375% due 04/16/49 400 408
4.375% due 04/16/49 (Þ) 200 203
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 560
Scenery Journey Limited
13.750% due 11/06/23 400 366
SCOF-2, Ltd.
Series 2018-2A Class CR
4.091% due 07/15/28 (Ê)(Þ) 500 463
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 208
Shell International Finance BV
2.250% due 01/06/23 279 284
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 200 203
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 284
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (Ê)(Þ) 250 229
Silversea Cruise Finance, Ltd.
7.250% due 02/01/25 (Þ) 2,000 1,795
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 361
Sky, Ltd.
3.750% due 09/16/24 (Þ) 263 288
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 279
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 285

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
280 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.825% due 07/18/26 1,300 741
6.200% due 05/11/27 200 112
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 182
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 215 227
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 300 280
State Bank of India
4.875% due 04/17/24 (Þ) 262 272
5.500% due 09/29/49 (Ê)(ƒ) 200 196
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 556
Statoil ASA
3.150% due 01/23/22 274 282
Suncor Energy, Inc.
3.600% due 12/01/24 265 273
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
3.593% due 04/16/31 (Ê)(Þ) 500 445
Syngenta Finance NV
4.375% due 03/28/42 319 277
Takeda Pharmaceutical Co., Ltd.
Series WI
4.000% due 11/26/21 270 281
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 592 575
5.125% due 09/29/23 71 67
Telecom Italia SpA
5.303% due 05/30/24 (Þ) 544 566
6.375% due 11/15/33 600 647
6.000% due 09/30/34 260 269
7.200% due 07/18/36 156 175
7.721% due 06/04/38 50 58
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 400 414
Toronto-Dominion Bank (The)
2.650% due 06/12/24 280 291
Total Capital Canada, Ltd.
2.750% due 07/15/23 274 284
Total Capital International SA
2.875% due 02/17/22 276 283
TransAlta Corp.
4.500% due 11/15/22 425 413
TransDigm Group, Inc.
Series WI
6.875% due 05/15/26 522 448
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 590
Trinidad Generation Unlimited
Series REGS
5.250% due 11/04/27 329 264
Trinidad Petroleum Holdings, Ltd.
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.750% due 06/15/26 463 412
Trivium Packaging Finance BV
8.500% due 08/15/27 (Þ) 200 209
Trust F/1401
6.390% due 01/15/50 (Þ) 173 154
Tsinghua Unigroup Co., Ltd.
5.375% due 01/31/23 1,000 544
Turkey Government International Bond
7.375% due 02/05/25 600 610
6.750% due 05/30/40 1,000 861
4.875% due 04/16/43 500 362
6.625% due 02/17/45 2,000 1,675
5.750% due 05/11/47 200 152
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 279
Ukraine Government International Bond
Series GDp
3.155% due 05/31/40 (~)(Ê)(Þ) 195 144
Ukreximbank Via Biz Finance PLC
8.750% due 02/09/23 (Ê)(Þ) 3,034 2,852
9.750% due 01/22/25 (Þ) 617 597
Valaris PLC
4.875% due 06/01/22 270 33
4.500% due 10/01/24 255 20
5.750% due 10/01/44 316 25
Vale SA
5.625% due 09/11/42 600 626
Venture CDO, Ltd.
Series 2017-20A Class CR
3.731% due 04/15/27 (Ê)(Þ) 250 229
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 635 410
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 800 831
Vodafone Group PLC
7.000% due 04/04/79 (Ê) 640 732
VTB Bank
Series REGS
9.500% due 12/31/49 (Ê)(ƒ) 554 582
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.950% due 10/17/22 200 208
Welltec A/S
9.500% due 12/01/22 (Þ) 500 443
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 418 403
YPF SA
Series REGS
8.500% due 07/28/25 255 124
6.950% due 07/21/27 100 44
145,183
Loan Agreements - 0.6%
BCPE Eagle Buyer LLC 2nd Lien Term
Loan
9.000% due 03/16/25 (Ê) 1,480 1,110

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(v)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(v)(Š)(Ø) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(v)(Š) 87 58
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(v)(Š) 16 10
Patterson Co. 2nd Lien Term Loan
10.277% due 08/28/23 (Ê) 3,565 2,317
3,495
Mortgage-Backed Securities - 12.2%
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR14 Class C
1.321% due 02/27/48 (~)(Ê)(Þ) 220 212
Series 2016-FR16 Class B
0.998% due 05/27/21 (~)(Ê)(Þ) 180 173
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
Interest Only STRIP
1.079% due 06/15/60 (~)(Ê) 10,491 445
Series 2017-BNK6 Class C
3.851% due 07/15/60 (~)(Ê) 1,000 849
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 89
Series 2018-BN14 Class D
3.000% due 09/15/60 (Þ) 310 171
Benchmark Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.689% due 07/15/51 (~)(Ê) 17,183 523
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 437
Series 2019-B10 Class XA
Interest Only STRIP
1.231% due 03/15/62 (~)(Ê) 3,822 303
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 450 254
BMD2 Re REMIC Trust
3.665% due 05/25/52 253 241
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 149
CALI Mortgage Trust
Series 2019-101C Class E
4.324% due 03/10/39 (~)(Ê)(Þ) 320 325
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.089% due 04/15/44 (~)(Ê)(Þ) 157 147
Series 2016-C7 Class XA
Interest Only STRIP
0.731% due 12/10/54 (~)(Ê) 16,264 625
Chase Home Lending Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 672 677
Chase Mortgage Finance Corp.
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 436 439
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 806
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 501
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 590 598
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 694 697
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 475
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.592% due 03/10/47 (~)(Ê)(Þ) 1,000 722
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 299
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 68
Series 2016-P4 Class F
4.723% due 07/10/49 (~)(Ê)(Þ) 313 160
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 371
Series 2018-C5 Class XA
Interest Only STRIP
0.755% due 06/10/51 (~)(Ê) 3,732 149
Series 2018-C6 Class D
5.067% due 11/10/51 (~)(Ê)(Þ) 410 272
Series 2019-GC41 Class XA
Interest Only STRIP
1.060% due 08/10/56 (~)(Ê) 2,267 158
COLT Funding LLC
Series 2018-2 Class A1
3.470% due 07/27/48 (~)(Ê)(Þ) 515 516
Series 2019-1 Class M1
4.518% due 03/25/49 (~)(Ê)(Þ) 1,000 959
Commercial Mortgage Trust
Series 2013-CR8 Class D
3.953% due 06/10/46 (~)(Ê)(Þ) 1,000 850
Series 2013-CR10 Class F
4.789% due 08/10/46 (~)(Ê)(Þ) 160 125
Series 2016-CD1 Class XA
Interest Only STRIP
1.404% due 08/10/49 (~)(Ê) 8,277 427
Series 2017-COR2 Class XA
Interest Only STRIP
1.322% due 09/10/50 (~)(Ê) 5,353 352
Series 2019-CD8 Class XA
Interest Only STRIP
1.412% due 08/15/57 (~)(Ê) 4,114 389
CommScope Holding Co., Inc.
Series 2013-GAM Class F
3.418% due 02/10/28 (~)(Ê)(Þ) 430 408

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
282 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Connecticut Avenue Securities Trust
Series 2018-R07 Class 1M2
4.681% due 04/25/31 (Ê)(Þ) 780 729
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class C
4.192% due 06/15/57 (~)(Ê) 100 83
DBUBS Mortgage Trist
Series 2011-LC2A Class D
5.543% due 07/10/44 (~)(Ê)(Þ) 160 144
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 789
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 902 892
Fannie Mae Connecticut Avenue
Securities
Series 2018-C02 Class 2M2
3.147% due 08/25/30 (Ê) 1,137 994
Series 2018-C03 Class 1M2
3.097% due 10/25/30 (Ê) 750 673
Series 2018-C05 Class 1M2
3.297% due 01/25/31 (Ê) 970 866
Series 2018-C06 Class 1M2
2.947% due 03/25/31 (Ê) 243 218
Series 2018-C06 Class 2M2
3.047% due 03/25/31 (Ê) 851 754
Series 2019-R04 Class 2M2
3.047% due 06/25/39 (Ê)(Þ) 700 624
Series 2020-R02 Class 2M2
2.947% due 01/25/40 (Ê)(Þ) 200 141
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.004% due 10/25/48 (~)(Ê)(Þ) 486 446
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 435 444
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (Þ) 180 117
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
5.647% due 04/25/28 (Ê) 1,000 1,000
Series 2017-HQA2 Class M2
3.597% due 12/25/29 (Ê) 750 665
Series 2018-DNA1 Class M2
2.747% due 07/25/30 (Ê) 1,000 861
Series 2018-HQA1 Class M2
3.247% due 09/25/30 (Ê) 706 621
Series 2018-HQA2 Class M2
3.247% due 10/25/48 (Ê)(Þ) 1,000 844
Goldman Sachs Mortgage Securities
Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 496
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 61
Series 2016-GS4 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.233% due 11/10/49 (~)(Ê)(Þ) 753 488
Series 2018-LUAU Class E
3.255% due 11/15/32 (Ê)(Þ) 1,000 809
Series 2019-70P Class F
3.355% due 10/15/36 (Ê)(Þ) 80 64
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 176
Series 2019-GC40 Class DBD
3.550% due 07/10/52 (~)(Ê)(Þ) 220 210
Series 2019-GC40 Class DBE
3.550% due 07/10/52 (~)(Ê)(Þ) 170 159
Series 2019-GC40 Class XA
Interest Only STRIP
1.093% due 07/10/52 (~)(Ê) 2,423 171
Series 2019-GSA1 Class C
3.806% due 11/10/52 (~)(Ê) 570 417
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 986 960
Series 2019-SMP Class E
3.305% due 08/15/32 (Ê)(Þ) 720 572
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 652 660
Hawaii Hotel Trust
Series 2019-MAUI Class F
3.455% due 05/15/38 (Ê)(Þ) 2,000 1,589
Homeward Opportunities Fund I Trust
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 448 443
Hudson Yards
Series 2019-55HY Class F
2.943% due 12/10/41 (~)(Ê)(Þ) 130 111
IMT Trust
Series 2017-APTS Class FFX
3.497% due 06/15/34 (~)(Ê)(Þ) 800 717
Jackson Park Trust
Series 2019-LIC Class F
3.242% due 10/14/39 (~)(Ê)(Þ) 250 182
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 351
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 72
Series 2014-C26 Class E
4.000% due 01/15/48 (Þ) 190 107
Series 2015-C27 Class XA
Interest Only STRIP
1.169% due 02/15/48 (~)(Ê) 2,993 134
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 864
Series 2011-C5 Class D
5.419% due 08/15/46 (~)(Ê)(Þ) 1,217 1,093
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 713
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 754

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 211
Series 2013-C16 Class D
5.027% due 12/15/46 (~)(Ê)(Þ) 340 293
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 309
Series 2019-MFP Class E
2.865% due 07/15/36 (Ê)(Þ) 320 269
JPMorgan Mortgage Trust
Series 2016-5 Class B3
2.664% due 12/25/46 (~)(Ê)(Þ) 932 861
Series 2018-3 Class B3
3.763% due 09/25/48 (~)(Ê)(Þ) 861 769
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 370 383
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 404 419
Series 2019-7 Class B2A
3.210% due 02/25/50 (~)(Ê)(Þ) 395 356
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 536 535
Series 2019-INV1 Class B2
5.130% due 10/25/49 (~)(Ê)(Þ) 493 453
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1,000 979
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.142% due 04/20/48 (~)(Ê)(Þ) 600 400
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.481% due 10/25/48 (~)(Ê)(Þ) 968 949
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.608% due 11/15/45 (~)(Ê)(Þ) 1,520 1,221
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 175
Series 2016-C29 Class XB
Interest Only STRIP
1.111% due 05/15/49 (~)(Ê) 7,710 383
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 142
Series 2017-HR2 Class XA
Interest Only STRIP
0.793% due 12/15/50 (~)(Ê) 3,027 138
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 221
Series 2019-H7 Class D
3.000% due 07/15/52 (Þ) 360 182
Series 2019-H7 Class XA
Interest Only STRIP
1.318% due 07/15/52 (~)(Ê) 6,376 555
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 10,563 490
Series 2019-PLND Class F
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.505% due 05/15/36 (Ê)(Þ) 1,830 1,434
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 107
Series 2019-PARK Class F
2.718% due 12/15/36 (Þ) 220 188
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 688 705
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 613 615
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 406
PSMC
Series 2020-1 Class A1
3.500% due 01/25/50 (~)(Ê)(Þ) 966 997
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 788 801
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.338% due 02/27/51 (~)(Ê)(Þ) 270 163
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 220 227
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 372 371
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 827
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 746 760
Shelter Growth CRE Issuer, Ltd.
Series 2018-FL1 Class D
3.814% due 01/15/35 (Ê)(Þ) 144 126
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 607 603
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.238% due 06/10/30 (~)(Ê)(Þ) 1,500 1,258
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.476% due 12/10/45 (~)(Ê)(Þ) 80 67
Series 2012-C4 Class E
4.476% due 12/10/45 (~)(Ê)(Þ) 140 108
Verus Securitization Trust
Series 2018-3 Class M1
4.595% due 10/25/58 (~)(Ê)(Þ) 1,000 856
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 610 604
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 859 855
Washington Mutual Mortgage Pass-
Through Certificates Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
284 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-AR7 Class A6
4.534% due 07/25/34 (~)(Ê) 539 512
Series 2006-AR15 Class 1A
2.806% due 11/25/46 (Ê) 380 314
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.042% due 12/15/47 (~)(Ê) 4,769 176
Series 2015-C30 Class D
4.497% due 09/15/58 (~)(Ê)(Þ) 510 361
Series 2015-C30 Class E
3.250% due 09/15/58 (Þ) 270 153
Series 2017-C41 Class XA
Interest Only STRIP
1.219% due 11/15/50 (~)(Ê) 5,189 348
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 218
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 123
Series 2019-C52 Class XA
Interest Only STRIP
1.623% due 08/15/52 (~)(Ê) 2,201 220
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 385
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.960% due 01/27/45 (Þ) 210 171
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
4.258% due 03/15/45 (~)(Ê)(Þ) 530 369
Series 2013-C12 Class D
4.406% due 03/15/48 (~)(Ê)(Þ) 740 603
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 687
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 231
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 553
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 97 96
67,930
Non-US Bonds - 11.3%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,375 1,215
Algeco Scotsman Global Finance PLC
Series REGS
6.500% due 02/15/23 EUR 600 581
Argentine Republic Government
International Bond
Principal Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 113
Series DSCE
7.820% due 12/31/33 EUR 1,927 591
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 750 808
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Atlantia SpA
1.875% due 07/13/27 EUR 450 433
Autostrade Per L'Italia SpA
1.750% due 02/01/27 EUR 200 196
1.875% due 09/26/29 EUR 500 484
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 850 831
Banco de Sabadell SA
1.750% due 05/10/24 EUR 1,000 1,005
Banijay Group
Series REGS
6.500% due 03/01/26 EUR 450 422
Bankia SA
1.000% due 06/25/24 EUR 100 104
Berkeley Finco Sarl
Series REGS
7.000% due 05/15/25 EUR 100 110
Blitz F18-674 GmbH
Series REGS
6.000% due 07/30/26 EUR 900 982
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 2,000 1,864
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,696
10.000% due 01/01/27 BRL 1,400 303
BRF SA
Series REGS
2.750% due 06/03/22 EUR 650 690
Bundesobligation Bonds
Series 181
0.010% due 04/11/25 EUR 400 455
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 750 879
Casino Guichard Perrachon SA
4.561% due 01/25/23 EUR 300 311
4.498% due 03/07/24 EUR 500 488
3.580% due 02/07/25 EUR 300 276
4.048% due 08/05/26 EUR 500 458
Centrica PLC
Series .
3.000% due 04/10/76 (Ê) EUR 550 591
Constantin Investissement SAS
Series REGS
5.375% due 04/15/25 EUR 600 607
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 200 270
CPUK Finance, Ltd.
Series REGS
4.250% due 08/28/22 GBP 275 306
4.875% due 08/28/25 GBP 275 299
CTC BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 907
Daily Mail & General Trust PLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 06/21/27 GBP 150 211
Deutsche Bank AG
2.750% due 02/17/25 EUR 735 783
Series EMTN
4.500% due 05/19/26 EUR 800 873
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 320
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 900 969
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 1,500 1,521
Garrett LI I Sarl / Garrett Borrowing LLC
Series REGS
5.125% due 10/15/26 EUR 500 358
GKN Holdings PLC
4.625% due 05/12/32 GBP 600 726
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 210 256
3.928% due 09/15/26 EUR 800 922
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (Ê)(ƒ) EUR 300 335
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) USD 500 545
Jerrold Finco PLC
Series REGS
6.125% due 01/15/24 GBP 150 174
4.875% due 01/15/26 GBP 200 225
K&S AG
4.125% due 12/06/21 EUR 764 787
3.000% due 06/20/22 EUR 500 479
Leonardo SpA
5.250% due 01/21/22 EUR 592 673
4.875% due 03/24/25 EUR 502 599
Lloyds Bank PLC
Series EMTN
13.000% due 12/31/99 (Ê)(ƒ) GBP 550 1,186
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 586 321
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 755
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 204
Mediobanca Banca di Credito
Finanziario SpA
5.750% due 04/18/23 EUR 571 672
Metro AG
1.375% due 10/28/21 EUR 700 752
1.500% due 03/19/25 EUR 357 375
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 978
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 05/31/29 MXN 8,500 398
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (Ê) EUR 100 44
4.250% due 11/15/24 (Ê) EUR 649 284
NEW Areva Holding SA
4.875% due 09/23/24 EUR 1,000 1,159
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 748
Novomatic AG
1.625% due 09/20/23 EUR 550 539
Orano SA
Series EMTN
3.125% due 03/20/23 EUR 300 327
Petrobras Global Finance BV
4.250% due 10/02/23 EUR 250 265
6.625% due 01/16/34 GBP 210 246
Series .
5.375% due 10/01/29 GBP 1,000 1,117
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 GBP 200 250
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,223
Raiffeisenlandesbank Niederoesterreich-
Wien AG
5.875% due 11/27/23 EUR 200 228
Renault SA
1.250% due 06/24/25 EUR 300 297
1.125% due 10/04/27 EUR 400 378
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 117
Series R186
10.500% due 12/21/26 ZAR 12,500 741
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,606
RWE AG
3.500% due 04/21/75 (Ê) EUR 394 441
Sarens Finance Co. NV
5.750% due 02/21/27 EUR 400 270
Solvay Finance SA
5.425% due 11/29/49 (Ê)(ƒ) EUR 632 739
Srlev NV
9.000% due 04/15/41 (Ê) EUR 800 914
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 415 385
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 743
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,020
Takko Luxembourg 2 SCA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
286 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.375% due 11/15/23 (Ê) EUR 550 346
TDC A/S
5.000% due 03/02/22 EUR 100 113
6.875% due 02/23/23 GBP 800 1,038
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 900 825
Telecom Italia SpA
7.750% due 01/24/33 EUR 825 1,262
Telefonaktiebolaget LM Ericsson
Series 7Y
1.875% due 03/01/24 EUR 1,090 1,199
Teollisuuden Voima Oyj
2.125% due 02/04/25 EUR 990 1,054
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 500 472
1.875% due 03/31/27 EUR 744 673
1.625% due 10/15/28 EUR 437 376
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (~)(Ê) EUR 1,400 350
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 462
United Group BV
Series REGS
3.625% due 02/15/28 EUR 300 305
UPCB Finance VII, Ltd.
Series REGS
3.625% due 06/15/29 EUR 500 540
Vallourec SA
2.250% due 09/30/24 EUR 500 263
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 1,650 1,732
5.000% due 04/15/25 (Ê) EUR 100 111
Virgin Media Secured Finance PLC
Series REGS
5.000% due 04/15/27 GBP 250 315
Viridian Group FinanceCo PLC
Series REGS
4.750% due 09/15/24 GBP 600 726
Vodafone Group PLC
4.200% due 10/03/78 (Ê) EUR 500 560
4.875% due 10/03/78 (Ê) GBP 230 294
3.100% due 01/03/79 (Ê) EUR 600 648
62,417
Total Long-Term Fixed Income
Investments
(cost $573,884) 494,308
Common Stocks - 0.8%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
—
Materials and Processing - 0.5%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,880
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
155
Real Alloy(Æ)(Š) 39
1,269
1,424
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Utilities - 0.0%
Jupiter Resources, Inc.(Æ) 249,669
250
Total Common Stocks
(cost $7,254) 4,554
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.4%
Sequa Corp.(Š)(Æ)
0.000% 2,711 2,169
Total Preferred Stocks
(cost $2,392) 2,169
Warrants & Rights - 0.0%
Warrants & Rights - 0.0%
Education Management Corp. (Æ)
2021 Warrants 1,564,221 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 6.6%
Argentine Republic Government
International Bond
Series WI
6.875% due 04/22/21 900 257
Country Garden Holdings Co., Ltd.
Series REGS
7.250% due 04/04/21 300 303
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 215 214
DNB Bank ASA
2.125% due 10/02/20 (Þ) 159 160

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Education Management LLC Term Loan
B
11.750% due 07/02/20 (Ê) 285 —
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 713
Gap, Inc. (The)
5.950% due 04/12/21 519 533
Genworth Holdings, Inc.
7.200% due 02/15/21 383 357
House of Fraser Funding PLC
Series REGS
6.344% due 09/15/20 (Ø) GBP 400 13
IDBI Bank, Ltd./DIFC Dubai
Series GMTN
4.250% due 11/30/20 329 322
Lebanon Government International Bond
Series REGS
8.250% due 04/12/21 (Ø) 1,000 157
Nigeria Government International Bond
Series REGS
6.750% due 01/28/21 1,000 945
Occidental Petroleum Corp.
4.850% due 03/15/21 250 240
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Ø) 1,577 142
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 348
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 300
U.S. Cash Management Fund(@) 28,290,805(∞) 28,291
United States Treasury Bills(ž)(§)
0.057% due 05/12/20 3,200 3,200
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 222
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 32
Total Short-Term Investments
(cost $40,340) 36,749
Total Investments – 96.8%
(identified cost $623,870) 537,780
Other Assets and Liabilities,
Net - 3.2%
17,822
Net Assets - 100.0%
555,602

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
288 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
40.7%
ABN AMRO Bank NV 03/04/20 320,000 102.95 329
329
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.58 499
537
AHP Health Partners, Inc. 08/23/19 285,000 106.73 304
282
Air Liquide Finance SA 01/03/20 282,000 100.74 284
288
Air Medical Group Holdings, Inc. 09/03/19 581,000 89.42 520
540
Ajax Mortgage Loan Trust 09/28/18 608,859 98.30 599
537
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 01/22/19 372,000 102.45 381
406
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/01/19 200,000 100.00 200
209
Aleris International, Inc. 12/09/19 485,000 104.71 508
500
Alimentation Couche-Tard, Inc. 09/24/18 238,000 94.96 226
241
Alliance Resource Partners, LP 09/03/19 743,000 98.89 735
479
American Airlines Group, Inc. 04/15/20 451,000 65.23 294
210
American Airlines Pass-Through Trust 05/16/19 593,000 100.50 596
362
Amsted Industries, Inc. 12/09/19 655,000 100.00 655
603
AmWINS Group, Inc. 03/25/20 500,000 94.56 473
515
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 935,000 100.00 935
589
Apidos CLO XI 08/20/19 500,000 100.00 500
448
Apidos CLO, Ltd. 04/10/19 500,000 100.00 500
444
Aramark Services, Inc. 07/22/19 289,000 103.58 299
276
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
652
ASP AMC Merger Sub, Inc. 12/09/19 759,000 67.14 510
452
Atrium CDO Corp. 11/27/18 250,000 98.31 246
208
Avolon Holdings Funding, Ltd. 07/26/19 1,300,000 100.20 1,303
786
Babson CLO, Ltd. 11/27/18 250,000 100.10 250
229
Babson CLO, Ltd. 04/11/19 385,000 100.00 385
345
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
1,990
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.90 211
212
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 96.88 174
173
Banco de Credito del Peru 12/05/19 269,000 104.69 282
281
Banco de Credito e Inversiones SA 10/25/19 269,000 104.02 280
275
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.49 224
220
Banff Merger Sub, Inc. 12/18/19 450,000 100.12 451
404
Bangkok Bank PCL 09/24/18 169,000 127.91 216
214
Banijay Entertainment 02/04/20 189,000 100.00 189
176
Bank Commercial Mortgage Pass-Through Certificates 04/05/19 310,000 87.15 270
171
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.75 127
89
Bank of New Zealand 04/07/20 285,000 98.04 279
285
Bausch Health Cos., Inc. 06/13/17 1,450,000 86.62 1,256
1,465
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
152
Bayer US Finance II LLC 09/26/18 229,000 98.84 226
232
Bayer US Finance LLC 08/02/19 180,000 101.65 183
188
BBA U.S. Holdings, Inc. 10/29/19 797,000 99.78 795
677
BBVA Bancomer SA 12/04/19 520,000 107.14 558
549
BDS, Ltd. 01/08/20 560,000 100.00 560
415
Beacon Escrow Corp. 02/20/20 240,000 99.29 238
212
Benchmark Mortgage Trust 03/15/19 810,000 84.09 681
437
Benchmark Mortgage Trust 11/07/19 450,000 85.25 384
254
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
442
Berkshire Hathaway Energy Co. 04/07/20 258,000 108.50 280
290
Berry Global, Inc. 07/22/19 289,000 105.04 304
298
Blue Mountain CLO, Ltd. 10/03/18 500,000 100.00 500
435
Blue Mountain CLO, Ltd. 11/27/18 400,000 98.31 393
329
BMC East LLC 07/15/19 900,000 100.87 908
855
BMW US Capital LLC 03/04/20 293,000 102.73 301
297
Bowman Park CLO, Ltd. 11/27/18 400,000 98.16 393
301
Brazil Loan Trust 1 07/25/13 1,116,599 101.58 1,134
1,124
Brookfield Property REIT, Inc. 06/06/19 678,000 103.87 704
542
Brookfield Residential Properties, Inc. 04/15/20 465,000 100.75 468
463
BWAY Holding Co. 04/02/19 343,000 96.09 330
268
BX Trust 12/06/19 180,000 96.93 174
149
CALI Mortgage Trust 03/07/19 320,000 98.87 316
325
Calpine Corp. 04/03/19 301,000 100.22 302
306
Calpine Corp. 12/10/19 700,000 100.00 700
679
Camelot Finance SA 10/25/19 993,000 101.38 1,006
1,001
Canadian Oil Sands, Ltd. 03/09/18 285,000 113.12 322
304

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 289
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Canadian Oil Sands, Ltd. 03/01/19 81,000 100.80 82
81
Carlson Travel, Inc. 06/13/17 916,000 101.98 934
385
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
446
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 400,000 95.32 381
231
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 300,000 98.84 297
259
Carvana Co. 11/07/18 537,000 99.96 537
525
CCO Holdings LLC / CCO Holdings Capital Corp. 02/04/16 1,184,000 102.50 1,214
1,218
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/17 571,000 105.46 602
594
CCO Holdings LLC / CCO Holdings Capital Corp. 04/11/18 227,000 101.15 230
236
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 291,000 104.43 304
300
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
655
CCO Holdings LLC / CCO Holdings Capital Corp. 10/24/19 209,000 101.52 212
210
CCO Holdings LLC / CCO Holdings Capital Corp. 02/03/20 562,000 100.27 564
565
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 937,000 98.50 923
931
Cedar Fair Entertainments Co. 04/20/20 231,000 100.00 231
232
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.00 245
208
Centene Corp. 07/11/19 716,000 105.19 752
759
Centene Corp. 07/12/19 97,000 102.85 100
101
Centene Corp. 11/21/19 1,079,000 101.69 1,097
1,182
Centene Corp. 11/21/19 535,000 99.68 533
560
CenturyLink, Inc. 12/09/19 700,000 100.00 700
663
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.40 142
147
Change Healthcare Holdings, Inc. / Change Financing Co. 02/07/19 572,000 99.55 569
559
Chase Home Lending Mortgage Trust 07/29/19 671,893 101.10 679
677
Chase Mortgage Finance Corp. 10/30/19 436,206 100.88 440
439
Chase Mortgage Finance Corp. 10/30/19 800,000 101.77 814
806
Cheniere Energy Partners, LP 09/09/19 218,000 100.00 218
201
CIFC Funding, Ltd. 03/27/19 500,000 99.69 498
460
Cigna Corp. 02/04/20 130,000 134.64 175
182
CIM Trust 09/27/18 500,000 96.58 483
501
CIM Trust 03/22/19 590,081 101.58 599
598
CIM Trust 11/07/19 693,584 100.79 699
697
CIM Trust 11/07/19 467,000 100.51 469
475
Cimpress NV 09/03/19 486,000 104.54 508
353
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.66 927
722
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.03 377
299
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.61 567
371
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.60 417
272
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.44 103
68
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.00 241
160
Clear Channel Worldwide Holdings, Inc. 02/07/19 194,000 100.00 194
162
Clear Channel Worldwide Holdings, Inc. 08/09/19 406,000 100.54 408
381
CNX Midstream Partners LP 01/08/20 607,000 95.92 582
500
CNX Resources Corp. 01/08/20 659,000 86.94 573
577
Colfax Corp. 01/31/19 162,000 100.00 162
167
COLT Funding LLC 01/30/19 1,000,000 99.99 1,000
959
COLT Funding LLC 03/13/20 515,319 100.00 515
516
Commercial Mortgage Trust 10/02/18 1,000,000 96.17 962
850
Commercial Mortgage Trust 01/21/20 160,000 96.84 155
125
Commerzbank AG 06/17/19 310,000 112.39 348
345
Commonbond Student Loan Trust 11/27/18 149,908 100.82 151
161
Commonwealth Bank of Australia 03/04/20 80,000 101.19 81
81
CommScope Finance LLC 02/07/19 250,000 100.00 250
250
CommScope Finance LLC 02/07/19 369,000 98.96 365
354
CommScope Holding Co., Inc. 11/04/19 430,000 96.21 414
408
CommScope Technologies LLC 02/13/20 392,000 94.66 371
335
Communications Sales & Leasing, Inc. / CSL Capital LLC 12/09/19 485,000 95.58 464
450
Compass Minerals International, Inc. 11/22/19 707,000 100.00 707
700
Connecticut Avenue Securities Trust 10/31/18 780,491 100.00 780
729
Consolidated Energy Finance SA 12/06/19 376,000 98.21 369
290
Consolidated Energy Finance SA 01/23/20 727,000 99.52 723
565
Constellation Energy Group, Inc. 09/03/19 581,000 86.94 505
357
Continental Wind LLC 09/24/18 199,627 102.08 204
217
Corporacion Nacional del Cobre de Chile 03/12/20 400,000 87.53 350
361
Costa Rica Government International Bond 01/07/15 2,000,000 97.90 1,958
1,520
Cott Holdings, Inc. 04/16/20 475,000 102.45 487
477

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
290 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Covey Park Energy LLC 10/04/19 634,000 80.55 511
526
Crimson Merger Sub, Inc. 06/15/17 660,000 96.20 635
600
CSC Holdings LLC 03/22/18 669,000 100.00 669
735
CSC Holdings LLC 07/01/19 727,000 102.29 744
756
Curo Group Holdings Corp. 10/03/19 621,000 88.02 547
496
CVR Energy, Inc. 01/10/20 1,032,000 99.39 1,025
872
CVR Energy, Inc. 01/10/20 711,000 99.86 710
583
CVR Partners, LP / CVR Nitrogen Finance Corp 10/28/19 1,300,000 104.27 1,356
1,143
Daimler Finance NA LLC 08/12/19 215,000 100.44 216
214
Danone SA 10/24/19 277,000 101.29 281
287
Danske Bank A/S 10/24/19 266,000 104.14 277
275
DB Master Finance LLC 03/20/19 397,000 100.00 397
406
DB Master Finance LLC 03/20/19 198,500 100.00 198
201
DBUBS Mortgage Trist 04/23/20 160,000 90.13 144
144
DBWF Mortgage Trust 10/25/18 1,000,000 88.19 882
789
DCP Midstream LLC 11/06/18 89,000 104.33 93
53
Dell International LLC / EMC Corp. 07/16/19 964,000 105.13 1,013
999
Deutsche Telekom International Finance BV 09/25/18 229,000 98.71 226
234
DKT Finance ApS 03/28/19 1,325,000 106.09 1,406
1,319
DNB Bank ASA 04/01/19 159,000 99.72 159
160
Dominican Republic Government International Bond 04/24/14 1,000,000 103.13 1,031
908
Dominican Republic Government International Bond 01/20/15 2,000,000 100.00 2,000
1,735
Domino's Pizza Master Issuer LLC 11/06/19 945,250 100.00 945
925
Dresdner Funding Trust I 10/17/16 220,000 116.13 255
277
Dryden Senior Loan Fund 10/05/18 500,000 98.88 494
409
Earnest Student Loan Program LLC 11/27/18 122,667 96.36 118
123
Ecuador Government International Bond 01/28/19 300,000 100.60 302
86
Egypt Government International Bond 03/02/15 3,000,000 100.58 3,017
2,483
Egypt Government International Bond 12/16/16 500,000 93.83 469
471
Egypt Government International Bond 04/05/19 750,000 105.33 790
672
Electricite de France SA 12/05/19 230,000 119.49 275
302
Ellington Financial, Inc. 11/05/19 902,359 100.00 902
892
Embotelladora Andina SA 09/03/19 174,000 106.35 185
183
EMD Finance LLC 09/25/18 183,000 98.64 181
186
Endo Finance LLC / Endo Finco, Inc. 12/06/19 557,000 67.46 376
418
Enel SpA 09/24/18 202,000 108.22 219
246
Eni SpA 12/05/19 250,000 112.12 280
262
Enova International, Inc. 10/04/17 305,000 100.45 306
265
Enova International, Inc. 10/24/19 285,000 93.02 265
247
Envision Healthcare Corp. 09/28/18 787,000 97.16 765
263
Enviva Partners, LP 12/11/19 475,000 104.13 495
498
Ethiopia Government International Bond 12/04/14 1,000,000 100.05 1,000
866
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
215
Extended Stay America, Inc. 09/10/19 584,000 99.61 582
529
Fannie Mae Connecticut Avenue Securities 01/24/20 700,000 100.85 706
624
Fannie Mae Connecticut Avenue Securities 02/03/20 200,000 100.00 200
141
First Quantum Minerals, Ltd. 05/08/14 408,000 100.00 408
382
First Quantum Minerals, Ltd. 03/16/17 775,000 100.81 781
703
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
321
First Quantum Minerals, Ltd. 11/07/19 175,000 99.30 174
154
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 522,000 101.25 529
505
Flagstar Mortgage Trust 10/24/18 485,998 103.43 503
446
Flagstar Mortgage Trust 06/03/19 434,578 103.10 448
444
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.62 178
117
Forestar Group, Inc. 10/03/19 457,000 107.28 490
448
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
844
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 104.36 274
278
Gabon Government International Bond 10/22/14 500,000 103.14 516
357
Gates Global LLC 11/20/19 771,000 98.71 761
702
Gazprom PJSC Via Gaz Capital SA 01/02/19 211,000 102.86 217
224
GCI LLC 04/09/20 500,000 100.99 505
518
Geo Coal International Pte., Ltd. 12/06/19 555,000 68.99 383
239
Ghana Government International Bond 09/11/14 700,000 99.17 694
577
Ghana Government International Bond 10/07/15 250,000 100.00 250
260
Golden Nugget, Inc. 04/13/20 675,000 57.56 389
378
Goldman Sachs Mortgage Securities Trust 10/30/18 800,000 69.13 553
496

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 291
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Goldman Sachs Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
809
Goldman Sachs Mortgage Securities Trust 03/26/19 753,000 91.22 687
488
Goldman Sachs Mortgage Securities Trust 04/15/19 90,000 81.62 73
61
Goldman Sachs Mortgage Securities Trust 06/26/19 220,000 100.29 221
210
Goldman Sachs Mortgage Securities Trust 06/26/19 17 0,000 9 7 . 92 166
159
Goldman Sachs Mortgage Securities Trust 08/01/19 986,149 106.39 1,049
960
Goldman Sachs Mortgage Securities Trust 09/10/19 720,000 100.00 720
572
Goldman Sachs Mortgage Securities Trust 09/11/19 300,000 92.73 278
176
Goldman Sachs Mortgage Securities Trust 10/04/19 80,000 100.00 80
64
Goldman Sachs Mortgage Securities Trust 03/16/20 651,847 99.22 647
660
Graphic Packaging Holding Co. 02/21/20 370,000 100.00 370
351
Hadrian Merger Sub, Inc. 11/07/18 568,000 98.25 558
490
Hawaii Hotel Trust 05/16/19 2,000,000 98.94 1,979
1,589
Helios Issuer LLC 10/26/18 888,360 99.98 888
744
Helios Issuer LLC 10/26/18 945,500 99.98 945
872
Hess Midstream, LP 02/07/20 569,000 104.34 594
499
High Ridge Brands Co. 03/17/17 970,000 100.00 970
10
Hilcorp Energy I, LP 12/10/19 362,000 90.30 327
202
Hilcorp Energy I, LP 12/11/19 160,000 92.65 148
83
Hilcorp Energy I, LP 03/02/20 41,000 83.41 34
23
HLF Financing SARL LLC 04/17/19 280,000 103.09 289
273
Homeward Opportunities Fund I Trust 08/19/19 447,659 100.00 448
443
Houghton Mifflin Harcourt Co. 02/27/20 42,000 103.31 43
34
Howard Hughes Corp. (The) 06/05/19 283,000 99.75 282
274
Hudson Yards 12/02/19 130,000 89.37 116
111
Hutchison Whampoa International, Ltd. 02/04/20 220,000 104.14 229
230
iHeartCommunications, Inc. 08/01/19 376,000 100.00 376
336
IMT Trust 06/03/19 800,000 98.43 787
717
Intesa Sanpaolo SpA 10/14/16 707,000 94.01 666
707
Intesa Sanpaolo SpA 04/01/19 160,000 98.25 157
160
Inversiones CMPC SA 09/24/18 218,000 100.93 220
220
IQVIA Holdings, Inc. 12/09/19 470,000 105.66 497
483
Israel Electric Corp., Ltd 04/04/19 500,000 104.85 524
545
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
496
Jackson Park Trust 11/07/19 250,000 85.54 214
182
JBS Investments GmbH 04/01/19 352,000 101.30 357
365
JBS Investments GmbH 04/01/19 401 ,000 10 7 .6 1 432
416
JBS Investments GmbH 07/23/19 495,000 100.00 495
483
JBS USA LUX SA / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,117
JBS USA LUX SA / JBS USA Finance, Inc. 04/01/19 1,383,000 101.40 1,402
1,456
JBS USA LUX SA / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
676
Jefferies Finance LLC 12/12/17 380,000 101.99 388
333
JPMBB Commercial Mortgage Securities Trust 12/12/18 190,000 77.58 147
107
JPMBB Commercial Mortgage Securities Trust 09/12/19 500,000 94.69 473
351
JPMBB Commercial Mortgage Securities Trust 09/12/19 1 10,000 87 . 77 97
72
JPMorgan Chase Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.66 857
754
JPMorgan Chase Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.52 965
864
JPMorgan Chase Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.30 1,208
1,093
JPMorgan Chase Commercial Mortgage Securities Trust 03/26/19 330,000 101.39 335
309
JPMorgan Chase Commercial Mortgage Securities Trust 04/23/19 950,000 95.90 911
713
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/19 320,000 92.31 295
211
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
269
JPMorgan Chase Commercial Mortgage Securities Trust 09/11/19 340,000 105.50 359
293
JPMorgan Mortgage Trust 12/06/18 860,704 89.51 770
769
JPMorgan Mortgage Trust 01/18/19 369,824 99.96 370
383
JPMorgan Mortgage Trust 03/22/19 403,612 101.21 408
419
JPMorgan Mortgage Trust 07/12/19 492,639 109.60 540
453
JPMorgan Mortgage Trust 07/25/19 931,621 98.16 915
861
JPMorgan Mortgage Trust 01/24/20 1,000,000 104.57 1,046
979
JPMorgan Mortgage Trust 01/28/20 535,897 101.86 546
535
JPMorgan Mortgage Trust 01/30/20 395,103 101.18 400
356
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
63
KCA Deutag UK Finance PLC 06/04/18 900,000 102.05 918
288
Kenan Advantage Group, Inc. 06/28/17 2,285,000 100.01 2,285
1,912
KLX Energy Services Holdings, Inc. 10/04/19 552,000 89.67 495
202
Korn Ferry 12/12/19 249,000 100.00 249
234

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
292 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Kraft Heinz Foods Co. 03/30/20 400,000 115.65 463
479
Ladder Capital Finance Holdings LLLP 08/06/18 291,000 95.24 277
212
Ladder Capital Finance Holdings LLLP 10/24/19 412,000 103.27 425
340
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 103.05 773
731
LCM, Ltd. 10/16/18 500,000 100.00 500
437
LCM, Ltd. 11/01/18 800,000 100.00 800
631
LCM, Ltd. 03/28/19 250,000 100.00 250
216
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 693,000 102.00 707
714
LifePoint Health, Inc. 02/11/20 175,000 100.00 175
165
Live Nation Entertainment, Inc. 05/21/18 276,000 100.81 278
243
Live Nation Entertainment, Inc. 10/02/19 1,235,000 97.91 1,166
1,056
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
280
LPL Holdings, Inc. 06/15/17 1,018,000 103.89 1,058
1,010
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.78 581
400
Lukoil International Finance BV 09/24/18 208,000 103.89 216
223
LYB International Finance BV 02/15/19 125,000 118.36 148
162
Madison Park Funding, Ltd. 10/12/18 500,000 100.00 500
441
Madison Park Funding, Ltd. 11/08/18 250,000 100.00 250
222
Magnolia Oil & Gas Corp. 10/24/19 717,000 100.50 721
588
Malaysia Sovereign Sukuk BHD 03/19/20 250,000 103.99 260
295
Marks & Spencer PLC 09/27/18 408,000 108.95 444
409
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
942
Marlette Funding Trust 01/03/19 992,991 99.72 990
973
Marlette Funding Trust 04/24/19 500,000 99.98 500
438
Mattamy Group Corp. 04/29/20 627,000 89.00 558
562
MEDNAX, Inc. 10/25/19 629,000 100.26 631
570
MEG Energy Corp. 01/16/20 300,000 100.00 300
207
Mello Mortgage Capital Acceptance 01/24/20 967,694 105.47 1,021
949
Midcontinent Communications / Midcontinent Finance Corp 07/24/19 166,000 100.00 166
168
Midwest Connector Capital Co. LLC 08/01/19 178,000 101.61 181
171
Molina Healthcare, Inc. 08/22/19 297,000 101.79 302
298
Mondelez International, Inc. 10/24/19 281,000 99.97 281
284
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.11 1,506
1,221
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.40 233
175
Morgan Stanley Capital I Trust 05/10/19 1,830,000 100.00 1,830
1,434
Morgan Stanley Capital I Trust 06/05/19 377,000 86.62 327
221
Morgan Stanley Capital I Trust 06/20/19 260,000 95.96 250
142
Morgan Stanley Capital I Trust 07/15/19 360,000 87.80 316
182
Morocco Government International Bond 03/02/15 250,000 111.13 278
283
Mosaic Solar Loan Trust 11/27/18 262,919 98.30 258
244
Mosaic Solar Loan Trust 11/27/18 345,063 98.90 341
347
MRCD Mortgage Trust 12/05/19 120,000 95.02 114
107
MRCD Mortgage Trust 12/05/19 22 0,000 9 3 . 33 205
188
Nabors Industries, Inc. 01/07/20 159,000 101.53 161
60
Nabors Industries, Inc. 01/07/20 103,000 101.70 105
41
Nestle Holdings, Inc. 03/04/19 150,000 100.38 151
154
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.68 244
211
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.25 491
442
New Gold, Inc. 04/26/18 592,000 101.46 601
589
New Residential Mortgage Loan Trust 03/13/19 688,457 99.99 688
705
NGPL PipeCo LLC 10/24/19 263,000 106.47 280
268
Nielsen Finance LLC / Nielsen Finance Co. 04/15/20 480,000 99.47 477
473
Nigeria Government International Bond 06/29/18 500,000 94.48 472
378
Norbord, Inc. 01/09/18 282,000 105.68 298
278
Northern Natural Gas Co. 10/02/19 162,000 117.19 190
189
Northwest Acquisitions ULC / Dominion Finco, Inc. 10/06/17 1,070,000 101.35 1,084
110
Novelis Corp. 01/13/20 223,000 100.00 223
198
NXP BV / NXP Funding LLC 10/25/19 260,000 105.49 274
277
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
329
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.11 245
220
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.82 484
447
Onslow Bay Financial LLC 01/15/20 612,540 101.81 624
615
Ortho-Clinical Diagnostics Inc. 01/16/20 690,000 100.00 690
619
Oscar US Funding XI LLC 07/17/19 850,000 99.98 850
850
Oschadbank Via SSB #1 PLC 09/02/15 362,500 66.83 242
339
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.45 382
289

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 293
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Panther BF Aggregator, LP 01/07/20 500,000 106.17 531
424
Par Petroleum LLC / Par Petroleum Finance Corp. 07/22/19 593,000 99.63 591
418
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
575
Paraguay Government International Bond 08/04/14 551,000 100.00 551
607
Parkland Fuel Corp. 06/25/19 598,000 103.68 619
574
Parkland Fuel Corp. 09/03/19 267,000 105.12 281
257
PBF Holding Co. LLC 01/16/20 1,076,000 93.09 1,002
766
Peabody Energy Corp. 09/17/18 1,152,000 100.55 1,158
852
Peabody Energy Corp. 10/04/18 764,000 97.83 747
452
Performance Food Group, Inc. 04/06/18 276,000 100.90 278
269
Pertamina Persero PT 03/16/20 1,100,000 81.45 896
902
Petroleos Mexicanos 03/05/20 1,050,000 86.54 909
738
Pilgrim's Pride Corp. 09/26/17 904,000 103.60 932
915
Post Holdings, Inc. 03/09/18 299,000 98.81 295
306
Post Holdings, Inc. 10/24/19 193,000 105.76 204
194
Post Holdings, Inc. 02/11/20 297,000 100.00 297
291
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.10 456
406
Prime Security Services Borrower LLC / Prime Finance, Inc. 01/16/20 609,000 97.52 594
547
Provincia de Buenos Aires 02/08/17 300,000 98.87 297
80
PSMC 01/24/20 965,843 102.22 987
997
Radiology Partners, Inc. 01/24/20 249,000 100.48 250
237
RCKT Mortgage Trust 02/06/20 787,783 100.73 794
801
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.26 276
163
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 680,000 96.44 656
476
Realogy Group LLC / Realogy Co-Issuer Corp. 09/13/19 308,000 99.82 307
259
Recette CLO LLC 11/27/18 298,000 98.51 294
260
RegionalCare Hospital Partners Holdings, Inc. 01/02/19 650,000 100.72 655
676
Republic of Mozambique Government International Bond 12/20/13 1,279,000 88.35 1,130
876
Resideo Technologies, Inc. 10/25/19 1,150,000 100.67 1,158
1,006
SABIC Capital II BV 04/07/20 217,000 100.79 219
223
Santander UK Group Holdings PLC 05/01/19 148,000 103.33 153
155
Saudi Arabia Government International Bond 03/09/20 600,000 92.35 554
550
Saudi Arabian Oil Co. 04/09/19 200,000 98.58 197
203
Saudi Arabian Oil Co. 04/07/20 281,000 98.61 277
282
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
463
Sealed Air Corp. 10/26/16 200,000 107.34 215
221
Sealed Air Corp. 10/24/19 498,000 106.95 533
514
Sequoia Mortgage Trust 01/09/19 220,294 100.19 221
227
Sequoia Mortgage Trust 09/17/19 746,167 101.89 760
760
Sequoia Mortgage Trust 10/08/19 371,714 101.44 377
371
Sequoia Mortgage Trust 11/14/19 800,000 103.55 828
827
SESI LLC 06/17/19 341,000 84.75 289
171
Shelter Growth CRE Issuer, Ltd. 09/12/19 144,000 100.66 145
126
Siemens Financieringsmaatschappij NV 10/24/19 274,000 101.91 279
284
Silver Creek CLO, Ltd. 08/06/19 250,000 99.41 249
229
Silversea Cruise Finance, Ltd. 10/24/19 2,000,000 105.95 2,119
1,795
Simmons Foods, Inc. 10/28/19 992,000 98.40 976
923
Sirius XM Radio, Inc. 06/05/19 828,000 100.00 828
873
Sky, Ltd. 01/03/20 263,000 106.98 281
288
Societe Generale SA 02/05/20 266,000 108.27 288
279
SoFi Alternative Trust 12/18/19 938,263 100.49 943
932
SoFi Consumer Loan Program Trust 10/25/18 1,000,000 99.10 991
926
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.97 1,000
895
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.41 394
378
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.70 424
382
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
441
SoFi Consumer Loan Program Trust 11/07/19 250,000 101.83 255
244
SoFi Consumer Loan Program Trust 11/07/19 300,000 102.19 307
285
SoFi Professional Loan Program LLC 11/27/18 424,000 97.07 412
316
SoFi Professional Loan Program LLC 11/27/18 425,000 98.88 420
441
SoFi Professional Loan Program Trust 10/30/18 400,000 95.00 380
398
SoFi Professional Loan Program Trust 10/30/18 500,000 95.43 477
513
SoFi Professional Loan Program Trust 03/15/19 850,000 100.39 853
810
SoFi Professional Loan Program Trust 03/26/19 600,000 99.98 600
603
SoFi Professional Loan Program Trust 08/06/19 1,000,000 99.96 1,000
983
Solar Star Funding LLC 04/07/20 240,484 112.50 271
271

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
SolarCity Corp. 10/26/18 1,000,000 100.28 1,003
713
Solera LLC / Solera Finance, Inc. 02/26/20 121,000 105.79 128
120
Sonic Capital LLC 01/15/20 549,083 100.00 549
519
Sri Lanka Government International Bond 08/02/19 500,000 99.88 499
285
Standard Chartered PLC 10/14/16 215,000 110.25 237
227
Standard Chartered PLC 10/01/19 174,000 106.87 186
182
Starwood Mortgage Residential Trust 07/02/19 607,433 99.99 607
603
State Bank of India 01/06/20 262,000 107.44 281
272
Stericycle, Inc. 10/24/19 599,000 103.83 622
601
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,402,000 97.21 1,369
1,069
Sunrun Xanadu Issuer 05/31/19 556,432 99.99 556
526
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
429
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.28 481
445
Tallgrass Energy Partners, LP 09/03/19 432,000 99.47 430
333
Tallgrass Energy Partners, LP 10/24/19 296,000 99.80 295
225
Taylor Morrison Home Corp. 03/06/20 562,000 103.32 581
543
Team Health Holdings, Inc. 02/07/19 355,000 83.99 298
195
Telecom Italia SpA 12/06/19 544,000 107.05 582
566
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
495
Tenet Healthcare Corp. 08/12/19 203,000 100.00 203
200
Terraform Global Operating LLC 04/16/20 483,000 100.00 483
478
Terrier Media Buyer, Inc. 12/12/19 668,000 97.86 654
551
Tesla, Inc. 10/03/19 532,000 89.73 477
519
Texas Eastern Transmission, LP 12/05/19 271,000 103.42 280
265
The Hertz Corp. 11/14/19 470,000 100.00 470
85
T-Mobile US, Inc. 04/02/20 452,000 102.69 467
475
T-Mobile US, Inc. 04/02/20 273,000 99.28 271
299
T-Mobile US, Inc. 04/02/20 400,000 99.96 400
429
TMS International Corp. 08/09/17 806,000 100.00 806
601
Townsquare Media, Inc. 08/13/19 900,000 98.63 888
796
TransDigm Group, Inc. 10/29/19 996,000 100.00 996
842
TransDigm Group, Inc. 03/26/20 869,000 100.25 871
851
TransDigm Group, Inc. 04/02/20 245,000 100.00 245
255
Trident TPI Holdings, Inc. 12/13/19 673,000 100.32 675
589
TriMas Corp. 03/06/20 559,000 101.50 567
547
Triumph Group, Inc. 09/09/19 704,000 101.76 716
556
Trivium Packaging Finance BV 07/19/19 200,000 100.00 200
209
Trust F/1401 10/01/19 173,000 106.83 185
154
Uber Technologies, Inc. 09/03/19 493,000 103.31 509
494
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 91.48 1,372
1,258
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.30 81
67
UBS-Barclays Commercial Mortgage Trust 02/14/20 14 0,000 9 2 . 9 1 1 30
108
Ukraine Government International Bond 04/23/15 195,000 35.90 70
144
Ukreximbank Via Biz Finance PLC 03/12/15 3,033,500 77.82 2,361
2,852
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 69.33 428
597
Uniti Group, LP 02/22/18 667,000 93.59 624
514
Vector Group, Ltd. 09/03/19 441,000 98.80 436
428
Venture CDO, Ltd. 11/27/18 250,000 99.47 249
229
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,178,000 99.12 2,159
1,944
Vermilion Energy, Inc. 07/22/19 635,000 97.47 619
410
Verus Securitization Trust 11/02/18 1,000,000 99.99 1,000
856
Verus Securitization Trust 02/22/19 609,925 99.99 610
604
Verus Securitization Trust 07/15/19 859,231 100.14 860
855
ViaSat, Inc. 03/12/18 1,240,000 97.41 1,204
1,166
VICI Properties, Inc. 01/24/20 665,000 102.17 691
614
Virgin Media Secured Finance PLC 06/25/19 800,000 101.71 814
831
Vistra Operations Co. LLC 06/06/19 694,000 101.65 701
708
Vistra Operations Co. LLC 10/24/19 274,000 102.25 280
276
Warrior Met Coal, Inc. 10/24/19 1,427,000 102.17 1,458
1,338
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.45 329
218
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.30 192
123
Wells Fargo Commercial Mortgage Trust 06/28/19 270,000 82.49 223
153
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.11 521
361
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.46 593
385
Wells Fargo Re-REMIC Trust 10/16/19 210,000 88.71 186
171
Welltec A/S 11/17/17 500,000 99.44 497
443

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Wendy's Funding LLC 03/26/19 488,750 98.90 483
466
West Corp. 12/13/17 684,000 98.55 674
478
West Street Merger Sub, Inc. 03/12/18 296,000 99.03 293
276
WFRBS Commercial Mortgage Trust 05/14/19 940,000 81.99 771
687
WFRBS Commercial Mortgage Trust 05/14/19 33 0,000 8 6 . 50 28 5
231
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.51 533
369
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.23 742
603
WFRBS Commercial Mortgage Trust 02/14/20 97,331 100.87 98
96
Williams Scotsman International, Inc. 08/22/19 300,000 103.80 311
299
Wingstop Funding LLC 11/06/18 990,000 100.00 990
1,008
Woolworths Group, Ltd. 09/25/18 217,000 100.68 218
222
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
403
Wynn Resorts Finance LLC 04/07/20 461,000 100.67 464
469
XPO Logistics, Inc. 02/19/19 376,000 100.00 376
387
XPO Logistics, Inc. 04/23/20 272,000 100.00 272
275
225,903
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO XI USD 3 Month LIBOR 2.500
Apidos CLO, Ltd. USD 3 Month LIBOR 2.550
Ascendas Real Estate Investment Trust USD 1 Month LIBOR 2.650
Atrium CDO Corp. USD 3 Month LIBOR 2.800
Babson CLO, Ltd. USD 3 Month LIBOR 2.700
Babson CLO, Ltd. USD 3 Month LIBOR 3.450
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 6.362
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 7.327
Barclays Bank PLC USD 3 Month LIBOR 1.550
BCPE Eagle Buyer LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
BDS, Ltd. USD 1 Month LIBOR 2.500
Benefit Street Partners CLO IV, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.200
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.650
Bowman Park CLO, Ltd. USD 3 Month LIBOR 5.400
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 4.350
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.250
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.100
Cedar Funding V CLO, Ltd. USD 3 Month LIBOR 2.100
Centrica PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.687
Chalco Hong Kong Investment Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 7.931
CIFC Funding, Ltd. USD 3 Month LIBOR 2.450
CIT Bank NA Secured Overnight Financing Rate 1.715
Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.400
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Deutsche Bank AG USD ICE Swap Rate NY 5 Year Rate 2.553
Dryden Senior Loan Fund USD 3 Month LIBOR 2.600
Education Management LLC Term Loan B USD 3 Month LIBOR 8.500
Emirates NBD PJSC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 6 Year Rate 3.656
Exantas Capital Corp., Ltd. USD 1 Month LIBOR 2.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.750
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.859
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.650
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.550
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.600
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.650
Hawaii Hotel Trust USD 1 Month LIBOR 2.750
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.135
Intesa Sanpaolo Vita SpA 3 Month EURIBOR 4.817
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 2.160
LCM, Ltd. USD 3 Month LIBOR 2.800
LCM, Ltd. USD 3 Month LIBOR 2.150
LCM, Ltd. USD 3 Month LIBOR 2.600
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.150
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.200
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.800
Naviera Armas SA 3 Month EURIBOR 6.500
Naviera Armas SA 3 Month EURIBOR 4.250
Neuberger Berman CLO XXI, Ltd. USD 3 Month LIBOR 2.400
Neuberger Berman CLO XXII, Ltd. USD 3 Month LIBOR 2.200
Oaktree CLO, Ltd. USD 3 Month LIBOR 2.800
Occidental Petroleum Corp. USD 3 Month LIBOR 1.450
Octagon Loan Funding, Ltd. USD 3 Month LIBOR 2.200
OHA Credit Partners XIV, Ltd. USD 3 Month LIBOR 1.800
Oschadbank Via SSB #1 PLC USD 6 Month LIBOR 6.875
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 3.950
Patterson Co. 2nd Lien Term Loan USD 3 Month LIBOR 10.500
RBS Capital Trust II USD 3 Month LIBOR 1.943
Recette CLO LLC USD 3 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RWE AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.245
Santander UK Group Holdings PLC USD 3 Month LIBOR 1.080
SCOF-2, Ltd. USD 3 Month LIBOR 2.260
Shelter Growth CRE Issuer, Ltd. USD 1 Month LIBOR 3.000
Silver Creek CLO, Ltd. USD 3 Month LIBOR 2.300
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.700
Srlev NV 12 Month EURIBOR 6.165
Standard Chartered PLC USD 3 Month LIBOR 1.460
State Bank of India
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
Symphony CLO XIV, Ltd. USD 3 Month LIBOR 3.100

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Symphony CLO XIX, Ltd. USD 3 Month LIBOR 1.750
Synovus Financial Corp.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.379
Takko Luxembourg 2 SCA 3 Month EURIBOR 5.375
Ukreximbank Via Biz Finance PLC USD 6 Month LIBOR 7.000
Venture CDO, Ltd. USD 3 Month LIBOR 1.900
Verisure Midholding AB 3 Month EURIBOR 5.000
Vodafone Group PLC
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 3.267
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.427
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.669
Voya Financial, Inc. USD 3 Month LIBOR 2.084
VTB Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 8.067
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.840
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 161 AUD 23,965 06/20
(201)
Canadian 10 Year Government Bond Futures 138 CAD 20,616 06/20
853
Euro-Bobl Futures 5 EUR 680 06/20
6
Euro-Bund Futures 10 EUR 1,744 06/20
33
Euro-Schatz Futures 22 EUR 2,470 06/20
5
Japan 10 Year Government Bond Futures 22 JPY 3,361,380 06/20
(262)
Long Gilt Futures 3 GBP 413 06/20
13
United States 2 Year Treasury Note Futures 481 USD 106,027 06/20
1,502
United States 5 Year Treasury Note Futures 327 USD 41,033 06/20
1,093
United States 10 Year Treasury Note Futures 349 USD 48,533 06/20
1,648
United States 10 Year Ultra Treasury Note Futures 56 USD 8,794 06/20
400
United States Treasury Long Bond Futures 27 USD 4,888 06/20
25
United States Treasury Ultra Bond Futures 43 USD 9,665 06/20
774
Short Positions
Australia 10 Year Government Bond Futures 156 AUD 23,220 06/20
225
Euro-Bund Futures 141 EUR 24,595 06/20
(119)
United States 2 Year Treasury Note Futures 110 USD 24,247 06/20
(342)
United States 5 Year Treasury Note Futures 113 USD 14,180 06/20
(379)
United States 10 Year Treasury Note Futures 67 USD 9,317 06/20
(394)
United States 10 Year Ultra Treasury Note Futures 65 USD 10,207 06/20
(496)
United States Treasury Long Bond Futures 28 USD 5,069 06/20
(337)
United States Treasury Ultra Bond Futures 6 USD 1,349 06/20
(7)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
4,040
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 69 EUR 64 05/26/20 1
Bank of America USD 47 GBP 38 05/26/20 1
Bank of America USD 358 HKD 2,786 05/22/20 1
Bank of America USD 1,207 HUF 374,024 05/22/20 (45)
Bank of America USD 209 MXN 4,616 05/22/20 (18)
Bank of America USD 2,776 MXN 52,268 05/22/20 (614)
Bank of America USD 234 PLN 926 05/22/20 (11)
Bank of America USD 6,689 RUB 432,037 05/22/20 (892)
Bank of America USD 306 SGD 433 05/22/20 1
Bank of America USD 203 THB 6,454 05/22/20 (3)
Bank of America USD 6,618 TRY 41,120 05/22/20 (754)
Bank of America USD 22 ZAR 354 05/22/20 (2)
Bank of America USD 2,751 ZAR 41,761 05/22/20 (502)
Bank of America EUR 64 USD 69 05/04/20 (1)
Bank of America EUR 31 USD 33 05/26/20 —
Bank of America EUR 32 USD 35 05/26/20 —
Bank of America EUR 14,736 USD 16,025 05/26/20 (130)
Bank of America HKD 31,103 USD 4,003 05/22/20 (8)
Bank of America HUF 39,091 USD 128 05/22/20 6
Bank of America KRW 8,052,863 USD 6,775 05/22/20 143

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America PEN 13,549 USD 3,993 05/22/20 (16)
Bank of America PHP 202,262 USD 3,971 05/22/20 (33)
Bank of America SGD 5,561 USD 3,996 05/22/20 52
Bank of America THB 87,225 USD 2,794 05/22/20 98
Bank of America TRY 2,110 USD 326 05/22/20 25
Bank of America TWD 84,050 USD 2,807 05/22/20 (26)
Bank of Montreal USD 6,871 EUR 6,334 05/12/20 71
Bank of Montreal USD 1,008 GBP 812 05/12/20 14
Bank of Montreal EUR 6,529 USD 7,216 05/12/20 61
Bank of Montreal EUR 6,334 USD 6,875 06/09/20 (72)
Bank of Montreal GBP 918 USD 1,143 05/12/20 (14)
Bank of Montreal GBP 812 USD 1,009 06/09/20 (14)
Bank of New York USD 195 EUR 180 05/12/20 2
Bank of New York USD 6,880 EUR 6,334 05/12/20 62
Bank of New York USD 1,010 GBP 812 05/12/20 12
Bank of New York EUR 6,529 USD 7,219 05/12/20 63
Bank of New York EUR 6,334 USD 6,884 06/09/20 (62)
Bank of New York GBP 918 USD 1,139 05/12/20 (17)
Bank of New York GBP 812 USD 1,010 06/09/20 (12)
BNP Paribas GBP 249 USD 310 05/26/20 (4)
Canadian Imperial Bank of Commerce EUR 4,380 USD 4,808 05/15/20 7
Citigroup USD 4,173 GBP 3,358 05/22/20 56
Citigroup USD 3,825 JPY 400,667 06/17/20 (89)
JPMorgan Chase GBP 8,997 USD 11,193 05/26/20 (139)
Royal Bank of Canada USD 168 EUR 155 05/12/20 1
Royal Bank of Canada USD 6,871 EUR 6,334 05/12/20 71
Royal Bank of Canada USD 1,008 GBP 812 05/12/20 15
Royal Bank of Canada USD 3,846 JPY 400,667 06/17/20 (111)
Royal Bank of Canada EUR 6,529 USD 7,213 05/12/20 58
Royal Bank of Canada EUR 6,334 USD 6,875 06/09/20 (71)
Royal Bank of Canada GBP 66 USD 81 05/12/20 (2)
Royal Bank of Canada GBP 918 USD 1,141 05/12/20 (15)
Royal Bank of Canada GBP 812 USD 1,008 06/09/20 (14)
Standard Chartered USD 6,883 EUR 6,334 05/12/20 59
Standard Chartered USD 1,010 GBP 812 05/12/20 12
Standard Chartered USD 3,840 JPY 400,667 06/17/20 (104)
Standard Chartered EUR 110 USD 120 05/12/20 —
Standard Chartered EUR 6,529 USD 7,212 05/12/20 57
Standard Chartered EUR 6,334 USD 6,887 06/09/20 (59)
Standard Chartered GBP 918 USD 1,141 05/12/20 (16)
Standard Chartered GBP 812 USD 1,010 06/09/20 (12)
Standard Chartered JPY 643,000 USD 6,105 06/17/20 110
State Street USD 5,840 AUD 9,223 05/22/20 170
State Street USD 71 BRL 345 05/22/20 (7)
State Street USD 145 BRL 765 05/22/20 (5)
State Street USD 3,996 BRL 17,330 05/22/20 (813)
State Street USD 713 EUR 649 05/12/20 (2)
State Street USD 1,456 EUR 1,341 05/12/20 14
State Street USD 1,826 EUR 1,679 05/12/20 14
State Street USD 611 GBP 493 05/12/20 10
State Street USD 406 HKD 3,151 05/22/20 —
State Street USD 9 HUF 2,882 05/22/20 —
State Street USD 118 INR 9,131 05/22/20 3

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 2,776 INR 199,945 05/22/20 (129)
State Street USD 109 KRW 133,573 05/22/20 1
State Street USD 298 KRW 371,926 05/22/20 8
State Street USD 492 KRW 593,281 05/22/20 (3)
State Street USD 50 MXN 1,208 05/22/20 —
State Street USD 50 MYR 216 05/22/20 —
State Street USD 3,978 MYR 16,582 05/22/20 (133)
State Street USD 13,955 NZD 23,480 05/22/20 447
State Street USD 66 PEN 228 05/22/20 1
State Street USD 174 PEN 616 05/22/20 8
State Street USD 395 PEN 1,385 05/22/20 15
State Street USD 336 PHP 17,312 05/22/20 7
State Street USD 368 PHP 19,245 05/22/20 13
State Street USD 94 PLN 398 05/22/20 2
State Street USD 405 RUB 29,971 05/22/20 (3)
State Street USD 295 SGD 428 05/22/20 9
State Street USD 212 THB 6,919 05/22/20 2
State Street USD 390 TRY 2,741 05/22/20 —
State Street USD 247 TWD 7,349 05/22/20 1
State Street USD 255 TWD 7,615 05/22/20 2
State Street USD 173 ZAR 3,238 05/22/20 2
State Street BRL 974 USD 194 05/22/20 15
State Street CHF 13,821 USD 14,270 05/22/20 (55)
State Street EUR 125 USD 137 05/04/20 —
State Street EUR 45 USD 49 05/12/20 (1)
State Street EUR 90 USD 99 05/12/20 —
State Street EUR 150 USD 163 05/12/20 (2)
State Street EUR 300 USD 328 05/12/20 (1)
State Street EUR 325 USD 357 05/12/20 1
State Street EUR 410 USD 447 05/12/20 (2)
State Street EUR 455 USD 495 05/12/20 (3)
State Street EUR 1,319 USD 1,456 05/12/20 11
State Street EUR 3,467 USD 3,761 05/22/20 (40)
State Street EUR 1,340 USD 1,456 06/09/20 (14)
State Street GBP 1,296 USD 1,633 05/15/20 —
State Street HKD 876 USD 113 05/22/20 —
State Street HUF 10,836 USD 33 05/22/20 (1)
State Street INR 11,005 USD 146 05/22/20 —
State Street INR 18,724 USD 244 05/22/20 (4)
State Street JPY 1,387,229 USD 12,888 05/22/20 (41)
State Street MXN 2,177 USD 90 05/22/20 —
State Street MYR 1,081 USD 250 05/22/20 (1)
State Street MYR 1,191 USD 266 05/22/20 (10)
State Street PHP 4,363 USD 86 05/22/20 (1)
State Street PLN 197 USD 47 05/22/20 —
State Street PLN 10,991 USD 2,793 05/22/20 144
State Street RUB 19,665 USD 260 05/22/20 (4)
State Street RUB 21,689 USD 270 05/22/20 (22)
State Street SGD 55 USD 39 05/22/20 —
State Street THB 3,130 USD 96 05/22/20 (1)
State Street TRY 2,945 USD 442 05/22/20 22
State Street TRY 40,000 USD 6,291 06/17/20 637
State Street TWD 1,616 USD 54 05/22/20 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street ZAR 2,648 USD 150 05/22/20 7
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(2,555)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Morgan Stanley
Sell
USD 7,500 1.000%
(2)
06/20/25
(924) 129 (795)
CDX Investment Grade
Index Bank of America
Sell
USD 55,800 1.000%
(2)
06/20/25
303 131 434
CDX Investment Grade
Index Morgan Stanley
Sell
USD 3,500 1.000%
(2)
06/20/25
(49) 76 27
CDX NA High Yield Index Bank of America
Sell
USD 13,000 5.000%
(2)
06/20/25
(530) (71) (601)
CDX NA High Yield Index Morgan Stanley
Sell
USD 14,000 5.000%
(2)
06/20/25
(1,139) 491 (648)
iTraxx Europe Crossover
Index Morgan Stanley
Sell
USD 4,000 5.000%
(2)
06/20/25
(184) 225 41
Total Open Credit Indices Contracts (å) (2,523) 981 (1,542)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 27,548 $ 104
$ —
$ 27,652 5. 0
Corporate Bonds and Notes — 187,631 —
—
187,631 3 3 . 8
International Debt — 145,183 —
—
145,183 26. 1
Loan Agreements — 3,427 68
—
3,495 0.6
Mortgage-Backed Securities — 67,930 —
—
67,930 12. 2
Non-US Bonds — 62,417 —
—
62,417 11. 3
Common Stocks
Consumer Discretionary — — —
—
— —
Materials and Processing — — 2,880
—
2,880 0.5
Producer Durables — — 1,424
—
1,424 0.3
Technology — — —
—
— —
Utilities — 250 —
—
250 — *

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Preferred Stocks — — 2,169
—
2,169 0.4
Warrants & Rights — — —
—
— —
Short-Term Investments — 8,458 —
28,291
36,749 6.6
Total Investments — 502,84 4 6,64 5 28,291 537,780 96.8
Other Assets and Liabilities, Net 3.2
100.0
Other Financial Instruments
Assets
Futures Contracts 6,577 — — — 6,577 1. 2
Foreign Currency Exchange Contracts — 2,625 — — 2,625 0. 5
Credit Default Swap Contracts — 502 — — 502 0.1
A
Liabilities
Futures Contracts (2,537) — — — (2,537) (0. 5 )
Foreign Currency Exchange Contracts — (5,180) — — (5,180) (0. 9 )
Credit Default Swap Contracts — (2,044) — — (2,044) (0.4)
Total Other Financial Instruments
**
$ 4,0 40 $ (4,09 7 ) $ — $ — $ (57)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Category and Subcategory Valuation Techniquue(s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income
Investments
United States Other* $ 172
Common Stock
United States Discounted cash flow*** Discount rate** 12.5% - 15.9% 14.9% 4,150
Market approach*** EBITDA multiple**** 6.5x - 9.0x 8.24x
United States Other* 154
Preferred Stock
United States Market approach EBITDA multiple**** 8.5x 2,169
Discount to guideline
comparables 17.5%
Total Investment Additional discount rate***** 11.1% $ 6,645
* Level 3 investments with a listed Valuation Technique of "Other" for the period ended April 30, 2020 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
*** A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBITDA multiple.
***** The discount rate was determined by observing the market movement of two public bank loans from the same issuer.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended April 30, 2020 were as follows:
Category and Subcategory
Beginning
Balance
11/1/2019
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
4/30/2020
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
4/30/2020
Long-Term Fixed Income
Investments
Asset-Backed Securities $ 127 $ — $ — $ — $ — $ — $ — $ (23) $ 104 $ (23)
Loan Agreements 1,463 — 1,136 — — 20 251 (28) 68 (28)
Common Stock
Materials and Processing 3,332 — — — — — — (452) 2,880 (452)
Producer Durables 1,682 — — — — — — (258) 1,424 (258)
Preferred Stocks
2,554 — — — — — — (385) 2,169 (385)
Short-Term Investments
151 — 131 — — — 20 — — —
Total Investments
$ 9,309 $ — $ 1,267 $ — $ — $ 20 $ 271 $ (1,146) $ 6,645 $ (1,146)
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
1,990
Australia .................................................................................
303
Austria ....................................................................................
2,030
Azerbaijan ..............................................................................
721
Bahamas .................................................................................
1,795
Bahrain ...................................................................................
1,990
Belarus ....................................................................................
653
Belgium ..................................................................................
270

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Amounts in thousands
Country Exposure
Fair Value
$
Bermuda .................................................................................
489
Brazil ......................................................................................
4,299
Canada ....................................................................................
12,579
Cayman Islands .......................................................................
8,054
Chile .......................................................................................
2,869
China ......................................................................................
1,401
Colombia .................................................................................
3,658
Costa Rica ...............................................................................
2,245
Czech Republic .......................................................................
482
Denmark .................................................................................
4,156
Dominican Republic ...............................................................
2,643
Ecuador ..................................................................................
652
Egypt ......................................................................................
3,850
El Salvador .............................................................................
1,590
Ethiopia ..................................................................................
866
Finland ...................................................................................
1,054
France .....................................................................................
7,522
Gabon .....................................................................................
357
Georgia ...................................................................................
534
Germany .................................................................................
10,934
Ghana .....................................................................................
837
Guernsey .................................................................................
385
Honduras ................................................................................
481
Hong Kong ..............................................................................
427
India .......................................................................................
1,228
Indonesia ................................................................................
4,373
Iraq .........................................................................................
725
Ireland ....................................................................................
2,029
Israel .......................................................................................
545
Italy ........................................................................................
7,154
Japan ......................................................................................
1,329
Jersey ......................................................................................
1,821
Jordan .....................................................................................
1,116
Kazakhstan .............................................................................
565
Kenya ......................................................................................
1,094
Lebanon ..................................................................................
391
Luxembourg ............................................................................
10,698
Malaysia ..................................................................................
1,050
Mexico ....................................................................................
10,278
Mongolia .................................................................................
302
Morocco ..................................................................................
874
Mozambique ............................................................................
876
Netherlands ............................................................................
12,391
New Zealand ...........................................................................
285
Nigeria ....................................................................................
1,323
Norway ....................................................................................
442
Oman ......................................................................................
1,608
Pakistan ..................................................................................
2,282
Panama ...................................................................................
563
Paraguay .................................................................................
607
Peru ........................................................................................
1,033
Philippines ..............................................................................
711

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Puerto Rico .............................................................................
379
Qatar .......................................................................................
790
Russia .....................................................................................
2,334
Saudi Arabia ...........................................................................
3,819
Senegal ...................................................................................
208
Singapore ................................................................................
891
South Africa ............................................................................
4,282
Spain .......................................................................................
1,733
Sri Lanka ................................................................................
1,259
Sweden ....................................................................................
3,919
Thailand ..................................................................................
698
Trinidad and Tobago ...............................................................
677
Tunisia ....................................................................................
542
Turkey .....................................................................................
5,506
Ukraine ...................................................................................
144
United Arab Emirates .............................................................
1,366
United Kingdom ......................................................................
25,091
United States ...........................................................................
331,464
Venezuela, Bolivarian Republic of ..........................................
579
Virgin Islands, British .............................................................
2,290
Total Investments .................................................................... 537,780

Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,625 $ —
Variation margin on futures contracts* — — 6,577
Credit default swap contracts, at fair value 502 — —
Total
$ 502 $ 2,625 $ 6,577
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 2,537
Unrealized depreciation on foreign currency exchange contracts — 5,180 —
Credit default swap contracts, at fair value 2,044 — —
Total
$ 2,044 $ 5,180 $ 2,537
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 1,697
Credit default swap contracts (2,859) — —
Foreign currency exchange contracts — (39) —
Total
$ (2,859) $ (39) $ 1,697
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 3,528
Credit default swap contracts 892 — —
Foreign currency exchange contracts — (930) —
Total
$ 892 $ (930) $ 3,528
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,625 $ — $ 2,625
Credit Default Swap Contracts Credit default swap contracts, at fair value 502 — 502
Total Financial and Derivative Assets
3,127 — 3,127
Financial and Derivative Assets not subject to a netting agreement
(502) — (502)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,625 $ — $ 2,625
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 327 $ 327 $ — $ —
Bank of Montreal
146 99 — 47
Bank of New York
140 92 — 48
Canadian Imperial Bank of Commerce
7 — — 7
Citigroup
56 — — 56
Royal Bank of Canada
145 103 — 42
Standard Chartered
238 191 — 47
State Street
1,566 905 — 661
Total
$ 2,625 $ 1,717 $ — $ 908

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 5,180 $ — $ 5,180
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,044 — 2,044
Total Financial and Derivative Liabilities
7,224 — 7,224
Financial and Derivative Liabilities not subject to a netting agreement
(2,044) — (2,044)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 5,180 $ — $ 5,180
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 3,054 $ 327 $ 860 $ 1,867
Bank of Montreal 99 99 — —
Bank of New York 92 92 — —
BNP Paribas 4 — — 4
Citigroup 90 — — 90
JPMorgan Chase 139 — — 139
Royal Bank of Canada 213 103 — 110
Standard Chartered 191 191 — —
State Street 1,298 905 393 —
Total
$ 5,180 $ 1,717 $ 1,253 $ 2,210
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 623,870
Investments, at fair value(>) ...........................................................................................................................................................
537,780
Foreign currency holdings(^) ......................................................................................................................................................... 835
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,625
Receivables:
Dividends and interest ....................................................................................................................................................... 7,671
Dividends from affiliated funds .......................................................................................................................................... 11
Investments sold ................................................................................................................................................................ 1,210
Fund shares sold ................................................................................................................................................................ 764
Foreign capital gains taxes recoverable ............................................................................................................................. 9
From broker(a)(b)(c) ........................................................................................................................................................... 15,928
Investments matured(<) ..................................................................................................................................................... 702
Variation margin on futures contracts ................................................................................................................................. 5,503
Prepaid expenses ........................................................................................................................................................................... 5
Credit default swap contracts, at fair value(+) ................................................................................................................................ 502
Total assets .................................................................................................................................................
573,545
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 62
Due to broker (d)(e) ............................................................................................................................................................ 3,100
Investments purchased ...................................................................................................................................................... 4,912
Fund shares redeemed ....................................................................................................................................................... 657
Accrued fees to affiliates .................................................................................................................................................... 365
Other accrued expenses ..................................................................................................................................................... 165
Variation margin on futures contracts ................................................................................................................................. 1,458
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 5,180
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,044
Total liabilities .............................................................................................................................................
17,943
Net Assets ............................................................................................................................................................
$ 555,602

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (136,508)
Shares of beneficial interest ...........................................................................................................................................................
667
Additional paid-in capital ..............................................................................................................................................................
691,443
Net Assets ............................................................................................................................................................
$ 555,602
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 8.30
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 8.62
Class A — Net assets ............................................................................................................................................................. $ 2,897,480
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 349,244
Net asset value per share: Class C(#) .............................................................................................................................................
$ 8.24
Class C — Net assets ............................................................................................................................................................. $ 2,905,653
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 352,840
Net asset value per share: Class E(#) .............................................................................................................................................
$ 8.34
Class E — Net assets ............................................................................................................................................................. $ 78,557
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 9,418
Net asset value per share: Class M(#) ............................................................................................................................................
$ 8.33
Class M — Net assets ............................................................................................................................................................ $ 53,859,302
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 6,467,118
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 8.33
Class S — Net assets ............................................................................................................................................................. $ 486,368,706
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 58,358,761
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 8.33
Class Y — Net assets ............................................................................................................................................................. $ 9,492,035
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,139,941
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,000
(+)     Credit default swap contracts - premiums paid (received) $ (2,523)
(<)     Investments matured - cost $ 6,351
(>)     Investments in affiliates, U.S. Cash Management Fund $ 28,291
(a)     Receivable from Broker for Futures $ 4,870
(b)     Receivable from Broker for Swaps $ 8,898
(c)     Receivable from Broker for Forwards $ 2,160
(d)     Due to Broker for Futures $ 3,040
(e)     Due to Broker for Swaps $ 60
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1
Dividends from affiliated funds ......................................................................................................................................... 348
Interest .............................................................................................................................................................................. 15,556
Less foreign taxes withheld ............................................................................................................................................... (6)
Total investment income ...............................................................................................................................................................
15,899
Expenses
Advisory fees .................................................................................................................................................................... 3,183
Administrative fees ........................................................................................................................................................... 154
Custodian fees ................................................................................................................................................................... 114
Distribution fees - Class A ................................................................................................................................................ 4
Distribution fees - Class C ................................................................................................................................................ 13
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class E ............................................................................................................................................. —**
Transfer agent fees - Class M ............................................................................................................................................ 59
Transfer agent fees - Class S ............................................................................................................................................. 553
Transfer agent fees - Class Y ............................................................................................................................................ —**
Professional fees ............................................................................................................................................................... 101
Registration fees ............................................................................................................................................................... 61
Shareholder servicing fees - Class C ................................................................................................................................. 4
Shareholder servicing fees - Class E ................................................................................................................................. —**
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ...................................................................................................................................................................... 55
Miscellaneous ................................................................................................................................................................... 13
Expenses before reductions .............................................................................................................................................. 4,334
Expense reductions ........................................................................................................................................................... (1,417)
Net expenses .................................................................................................................................................................................
2,917
Net investment income (loss) ........................................................................................................................................................
12,982
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (9,1 61 )
Investments in affiliated funds .......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. 1,697
Foreign currency exchange contracts ................................................................................................................................ (39)
Credit default swap contracts ............................................................................................................................................ (2,859)
Foreign currency-related transactions ............................................................................................................................... (149)
Net realized gain (loss) ..................................................................................................................................................................
(10,520)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (65,431)
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 3,528
Foreign currency exchange contracts ................................................................................................................................ (930)
Credit default swap contracts ............................................................................................................................................ 892
Investment matured .......................................................................................................................................................... (1,671)
Foreign currency-related transactions ............................................................................................................................... (169)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (63,777)
Net realized and unrealized gain (loss) ......................................................................................................................................... (74,297)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (61,315)
**      Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 12,982 $ 32,684
Net realized gain (loss) ...................................................................................................................... (10,520) 3,634
Net change in unrealized appreciation (depreciation) ....................................................................... (63,777) 7,347
Net increase (decrease) in net assets from operations ............................................................................. (61,315) 43,665
Distributions
To shareholders
Class A .......................................................................................................................................... (124) (264)
Class C .......................................................................................................................................... (108) (186)
Class E .......................................................................................................................................... (3) (14)
Class M ......................................................................................................................................... (2,145) (1,633)
Class S ........................................................................................................................................... (20,135) (22,889)
Class Y .......................................................................................................................................... (769) (7,306)
Net decrease in net assets from distributions .......................................................................................... (23,284) (32,292)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (67,429) 51,840
Total Net Increase (Decrease) in Net Assets ..........................................................................
(152,028) 63,213
Net Assets
Beginning of period .................................................................................................................................
707,630 644,417
End of period ..........................................................................................................................................
$ 555,602 $ 707,630

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
**     Less than 500 Shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 38 $ 353 42 $ 396
Proceeds from reinvestment of distributions 13 124 28 258
Payments for shares redeemed (200) (1,870) (157) (1,465)
Net increase (decrease)
(149) (1,393) (87) (811)
Class C
Proceeds from shares sold 41 371 20 184
Proceeds from reinvestment of distributions 11 108 20 186
Payments for shares redeemed (94) (847) (122) (1,126)
Net increase (decrease)
(42) (368) (82) (756)
Class E
Proceeds from shares sold — ** — *** 1 5
Proceeds from reinvestment of distributions — ** 3 1 12
Payments for shares redeemed (6) (57) (21) (198)
Net increase (decrease)
(6) (54) (19) (181)
Class M
Proceeds from shares sold 3,003 28,230 3,005 28,397
Proceeds from reinvestment of distributions 229 2,146 174 1,633
Payments for shares redeemed (1,414) (12,830) (1,219) (11,464)
Net increase (decrease)
1,818 17,546 1,960 18,566
Class S
Proceeds from shares sold 14,277 133,448 26,031 247,293
Proceeds from reinvestment of distributions 2,147 20,117 2,446 22,793
Payments for shares redeemed (13,651) (123,750) (22,796) (213,713)
Net increase (decrease)
2,773 29,815 5,681 56,373
Class Y
Proceeds from shares sold 270 2,318 703 6,641
Proceeds from reinvestment of distributions 82 769 785 7,306
Payments for shares redeemed (12,249) (116,062) (3,780) (35,298)
Net increase (decrease)
(11,897) (112,975) (2,292) (21,351)
Total increase (decrease)
(7,503) $ (67,429) 5,161 $ 51,840
***     Less than $500.

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 9.50 .17 (1.05) (.88) (.32) —
October 31, 2019 9.30 .5 0 .1 9 .69 (.49) —
October 31, 2018 10.03 .44 (.63) (.19) (.54) —
October 31, 2017 9.69 .48 .21 .69 (.35) —
October 31, 2016 9.11 .46 .42 .88 (.30) —
October 31, 2015 9.97 .49 (.82) (.33) (.47) (.06)
Class C
April 30, 2020* 9.43 .14 (1.05) (.91) (.28) —
October 31, 2019 9.24 .4 3 .1 8 .61 (.42) —
October 31, 2018 9.97 .37 (.63) (.26) (.47) —
October 31, 2017 9.64 .40 .22 .62 (.29) —
October 31, 2016 9.06 .39 .42 .81 (.23) —
October 31, 2015 9.93 .41 (.81) (.40) (.41) (.06)
Class E
April 30, 2020* 9.55 .17 (1.06) (.89) (.32) —
October 31, 2019 9.34 .5 1 .1 9 . 70 (.49) —
October 31, 2018 10.08 .44 (.64) (.20) (.54) —
October 31, 2017 9.70 .47 .23 .70 (.32) —
October 31, 2016 9.12 .46 .42 .88 (.30) —
October 31, 2015 9.99 .49 (.83) (.34) (.47) (.06)
Class M
April 30, 2020* 9.54 .19 (1.07) (.88) (.33) —
October 31, 2019 9.33 .5 0 .2 3 .7 3 (.52) —
October 31, 2018 10.07 .47 (.65) (.18) (.56) —
October 31, 2017(8) 9.60 .31 .28 .59 (.12) —
Class S
April 30, 2020* 9.54 .19 (1.07) (.88) (.33) —
October 31, 2019 9.34 .5 3 .1 8 .71 (.51) —
October 31, 2018 10.07 .47 (.64) (.17) (.56) —
October 31, 2017 9.72 .50 .22 .72 (.37) —
October 31, 2016 9.14 .49 .41 .90 (.32) —
October 31, 2015 10.00 .51 (.81) (.30) (.50) (.06)
Class Y
April 30, 2020* 9.54 .19 (1.07) (.88) (.33) —
October 31, 2019 9.33 .5 3 . 20 .73 (.52) —
October 31, 2018 10.07 .48 (.65) (.17) (.57) —
October 31, 2017 9.72 .51 .22 .73 (.38) —
October 31, 2016 9.14 .49 .42 .91 (.33) —
October 31, 2015 10.00 .52 (.82) (.30) (.50) (.06)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.32) 8.30 (9.73) 2,897 1.61 1.17 3.83 26
(.49) 9.50 7.65 4,734 1.63 1.19 5. 33 65
(.54) 9.30 (2.01) 5,442 1.62 1.17 4.57 82
(.35) 10.03 7.32 5,799 1.57 1.13 4.89 81
(.30) 9.69 9.81 5,501 1.58 1.14 5.02 68
(.53) 9.11 (3.35) 4,849 1.58 1.15 5.18 98
(.28) 8.24 (10.03) 2,906 2.36 1.92 3.08 26
(.42) 9.43 6.79 3,722 2.38 1.94 4. 59 65
(.47) 9.24 (2.73) 4,401 2.37 1.92 3.81 82
(.29) 9.97 6.56 6,094 2.32 1.88 4.14 81
(.23) 9.64 9.03 8,192 2.33 1.89 4.27 68
(.47) 9.06 (4.14) 9,711 2.32 1.90 4.40 98
(.32) 8.34 (9.69) 79 1.61 1.17 3.83 26
(.49) 9.55 7.72 144 1.63 1.19 5. 43 65
(.54) 9.34 (2.11) 320 1.62 1.17 4.56 82
(.32) 10.08 7.40 376 1.56 1.12 4.99 81
(.30) 9.70 9.80 36,334 1.58 1.14 5.00 68
(.53) 9.12 (3.44) 31,022 1.58 1.15 5.22 98
(.33) 8.33 (9.54) 53,859 1.36 .87 4.14 26
(.52) 9.54 8.06 44,339 1.38 .89 5. 36 65
(.56) 9.33 (1.82) 25,104 1.36 .87 4.83 82
(.12) 10.07 6.20 33,399 1.33 .83 5.05 81
(.33) 8.33 (9.56) 486,369 1.36 .92 4.08 26
(.51) 9.54 7.89 530,369 1.38 .94 5. 60 65
(.56) 9.34 (1.76) 466,060 1.37 .92 4.79 82
(.37) 10.07 7.64 643,262 1.32 .88 5.13 81
(.32) 9.72 10.05 1,351,075 1.33 .89 5.23 68
(.56) 9.14 (3.11) 1,101,648 1.33 .90 5.45 98
(.33) 8.33 (9.53) 9,492 1.15 .84 4.00 26
(.52) 9.54 8.09 124,322 1.18 .86 5. 67 65
(.57) 9.33 (1.89) 143,090 1.17 .84 4.88 82
(.38) 10.07 7.72 421,474 1.13 .80 5.22 81
(.33) 9.72 10.13 632,069 1.14 .81 5.34 68
(.56) 9.14 (3.04) 601,918 1.13 .82 5.56 98

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 306,197
Administration fees 22,213
Distribution fees 2,379
Shareholder servicing fees 609
Transfer agent fees 33,486
$ 364,884
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund
$ 102,864 $ 239,242 $ 313,810 $ (9) $ 4 $ 28,291 $ 348 $ —
$ 102,864 $ 239,242 $ 313,810 $ (9) $ 4 $ 28,291 $ 348 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 645,104,216 $ 14,936,907 $ (107,265,123) $ (92,328,216)

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Unconstrained Total Return Fund 319
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 926.10 $ 1,019.29
Expenses Paid During Period* $ 5.36 $ 5.62
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 922.70 $ 1,015.56
Expenses Paid During Period* $ 8.94 $ 9.37
* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 926.80 $ 1,021.0 3
Expenses Paid During Period* $ 3.6 9 $ 3.8 7
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
320 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 927.30 $ 1,020.5 4
Expenses Paid During Period* $ 4.1 7 $ 4.3 7
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 927.40 $ 1,021. 53
Expenses Paid During Period* $ 3.2 1 $ 3. 37
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 57.5%
Asset-Backed Securities - 0.6%
CarMax Auto Owner Trust
Series 2019-1 Class C
3.740% due 01/15/25 979 969
Series 2020-2 Class D
5.750% due 05/17/27 685 686
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
1.297% due 03/25/37 (Ê) 240 199
GM Financial Automobile Leasing
Trust
2.180% due 05/16/25 1,019 972
GSAA Home Equity Trust
Series 2005-15 Class 2A2
1.197% due 01/25/36 (Ê) 528 278
Nationstar HECM Loan Trust
Series 2018-2A Class M5
6.000% due 07/25/28 (~)(Ê)(Š)(Þ) 320 299
Series 2019-2A Class M4
5.682% due 11/25/29 (~)(Ê)(Š)(Þ) 425 424
3,827
Corporate Bonds and Notes - 10.3%
Air Lease Corp.
3.250% due 03/01/25 400 359
Aircastle , Ltd.
4.125% due 05/01/24 1,900 1,666
Ally Financial, Inc.
3.875% due 05/21/24 3,200 3,119
Calpine Corp.
5.750% due 01/15/25 1,570 1,562
Celanese US Holdings LLC
3.500% due 05/08/24 520 520
CenturyLink, Inc.
Series WI
5.625% due 04/01/25 1,200 1,200
CF Industries, Inc.
3.450% due 06/01/23 1,170 1,185
Charter Communications Operating
LLC / Charter Communications
Operating Capital
Series USD
4.500% due 02/01/24 3,250 3,517
CIT Group, Inc.
4.750% due 02/16/24 4,000 3,819
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210 150
Colfax Corp.
6.000% due 02/15/24 (Þ) 350 355
CSC Holdings LLC
5.250% due 06/01/24 1,650 1,716
DCP Midstream LLC
5.375% due 07/15/25 1,700 1,377
Domtar Corp.
4.400% due 04/01/22 263 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,700 1,071
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 1,521 1,430
EQT Corp.
6.125% due 02/01/25 437 416
Fresenius US Finance II, Inc.
4.500% due 01/15/23 (Þ) 1,800 1,886
General Motors Financial Co., Inc.
1.694% due 03/26/25 1,850 1,758
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 2,800 2,799
HCA, Inc.
5.375% due 02/01/25 5,200 5,590
Hess Corp.
3.500% due 07/15/24 2,000 1,818
Kinder Morgan Energy Partners, LP
4.150% due 02/01/24 600 630
Kraft Heinz Foods Co.
Series WI
3.950% due 07/15/25 2,710 2,836
Lennar Corp.
4.500% due 04/30/24 3,550 3,621
4.750% due 05/30/25 830 853
MGM Resorts International
5.750% due 06/15/25 1,444 1,386
Millicom International Cellular SA
Series REGS
6.000% due 03/15/25 1,350 1,323
MPLX, LP
Series WI
4.875% due 12/01/24 900 894
Mylan, Inc.
3.125% due 01/15/23 (Þ) 630 637
Navient Corp.
5.875% due 10/25/24 153 139
6.750% due 06/25/25 797 737
Netflix, Inc.
5.875% due 02/15/25 400 441
NRG Energy, Inc.
3.750% due 06/15/24 (Þ) 850 868
Plains All American Pipeline, LP
3.600% due 11/01/24 3,100 2,920
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 245
Range Resources Corp.
5.000% due 03/15/23 900 792
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 1,600 1,652
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 444 451
Springleaf Finance Corp.
6.875% due 03/15/25 413 391

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
322 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenet Healthcare Corp.
4.625% due 07/15/24 3,080 3,039
T-Mobile USA, Inc.
6.000% due 04/15/24 2,000 2,039
Toll Brothers Finance Corp.
5.625% due 01/15/24 3,000 3,060
Western Midstream Operating, LP
3.100% due 02/01/25 588 537
WPX Energy, Inc.
5.250% due 09/15/24 2,000 1,796
68,869
International Debt - 9.2%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust
3.500% due 01/15/25 2,000 1,725
AIMCO
Series 2018-AA Class ER
7.031% due 01/15/28 (Ê)(Þ) 500 336
Akbank TAS
5.000% due 10/24/22 250 242
Aker BP ASA
Series REGS
4.750% due 06/15/24 1,050 972
3.000% due 01/15/25 873 761
Albea Beauty Holdings SA Term
Loan B2
4.907% due 04/12/24 (Ê) 353 307
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 1,050 1,039
Arcelik AS
Series REGS
5.000% due 04/03/23 650 623
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
3.802% due 12/15/23 (Ê) 238 226
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 EUR 2,952 3,265
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 2,200 1,908
Ball Corp.
0.875% due 03/15/24 EUR 3,650 3,819
Banco BTG Pactual SA
Series REGS
5.500% due 01/31/23 400 390
4.500% due 01/10/25 238 223
Banijay Group SAS Term Loan
0.000% due 02/06/25 (~)(Ê)(v) 350 321
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 212
Series REGS
5.500% due 06/15/23 1,400 1,484
Bellemeade Re, Ltd.
Series 2018-1A Class B1
5.197% due 04/25/28 (Ê)(Þ) 410 210
Berry Global, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
0.000% due 01/15/25(v) EUR 2,200 2,272
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 2,000 2,073
Camelot Finance SA Term Loan B
3.654% due 10/31/26 (Ê) 813 777
Cemex SAB de CV
Series REGS
5.700% due 01/11/25 1,600 1,432
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 450 435
Ecopetrol SA
4.125% due 01/16/25 700 666
Electricite de France SA
3.625% due 10/13/25 500 547
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 400 363
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 2,000 2,143
Formula One Management, Ltd.
Term Loan B
3.500% due 02/01/24 (Ê) 2,234 2,033
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 1,300 1,319
Froneri International Ltd. Term
Loan
2.250% due 01/31/27 (Ê) 350 323
GFL Environmental, Inc. 1st Lien
Term Loan B
4.000% due 05/31/25 (Ê) 794 779
Grifols Worldwide Operations USA,
Inc. Term Loan B
3.561% due 11/15/27 (~)(Ê) 1,000 967
GTL Trade Finance, Inc.
Series REGS
5.893% due 04/29/24 800 810
Guggenheim CLO LLC
Series 2018-1A Class DR
8.421% due 10/15/31 (Ê)(Þ) 757 492
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 2,890 3,303
IMS Health Holdings, Inc. Term
Loan B1
0.000% due 03/07/24 (~)(Ê)(v) EUR 1,194 1,278
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,500 1,500
ION Trading Technologies Sarl 1st
Lien Term Loan B
5.072% due 11/21/24 (Ê) 1,792 1,650
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ) 750 423
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
6.994% due 07/25/31 (Ê)(Þ) 275 178

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mallinckrodt International Finance
SA 1st Lien Term Loan B
4.200% due 09/24/24 (Ê) 695 485
MARB BondCo PLC
Series REGS
6.875% due 01/19/25 200 192
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.843% due 07/16/31 (Ê)(Þ) 700 354
MMC Norilsk Nickel OJSC Via
MMC Finance DAC
Series REGS
4.100% due 04/11/23 1,100 1,133
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 350 233
Novolipetsk Steel Funding DAC
Series REGS
4.000% due 09/21/24 1,250 1,293
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ) 2,900 3,146
Oaktown Re, Ltd.
Series 2017-1A Class M2
4.947% due 04/25/27 (Ê)(Þ) 50 47
Petrobras Global Finance BV
6.250% due 03/17/24 200 203
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 EUR 900 992
Sberbank of Russia Via SB Capital
SA
Series REGS
5.125% due 10/29/22 200 207
Seagate Technology PLC
4.750% due 01/01/25 1,100 1,133
Serverstal PJSC
Series REGS
3.150% due 09/16/24 750 745
Solvay Acetow Gmbh Term Loan
7.421% due 05/31/23 (Ê) 243 182
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.831% due 04/15/29 (Ê)(Þ) 300 142
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.481% due 04/15/31 (Ê)(Þ) 1,400 677
Steele Creek CLO, Ltd.
Series 2017-1A Class E
8.031% due 01/15/30 (Ê)(Þ) 250 110
Series 2018-1A Class E
7.581% due 04/15/31 (Ê)(Þ) 1,125 463
Trader Corp. Term Loan B
4.000% due 09/28/23 (Ê) 458 390
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.719% due 07/20/31 (Ê)(Þ) 2,000 800
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ) 700 450
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 800 752
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 246
Turkiye Vakiflar Bankasi T.A.O.
Series REGS
5.250% due 02/05/25 286 257
UniCredit SpA
7.830% due 12/04/23 (Þ) 350 381
Veon Holdings BV
Series REGS
4.000% due 04/09/25 1,000 1,034
VTR Finance BV
Series REGS
6.875% due 01/15/24 1,000 993
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ) 250 95
Ziggo Secured Finance BV Term
Loan I
3.314% due 04/30/28 (Ê) 730 680
61,641
Loan Agreements - 16.9%
ABG Intermediate Holdings 2 LLC
1st Lien Term Loan B
4.950% due 09/29/24 (Ê) 1,468 1,277
Advanced Disposal Services, Inc.
Term Loan B3
3.000% due 11/10/23 (Ê) 3,000 2,958
Advanced Integration Technology,
LP 1st Lien Term Loan B1
5.750% due 04/03/23 (Ê) 996 896
AgroFresh , Inc. Term Loan B
5.750% due 07/31/21 (Ê) 733 605
AGS LLC 1st Lien Term Loan B
4.950% due 02/15/24 (Ê) 1,000 787
Air Medical Group Holdings, Inc.
1st Lien Term Loan B
4.250% due 04/28/22 (Ê) 995 911
Air Methods Corp. Term Loan B
4.950% due 04/13/24 (Ê) 995 739
Almonde , Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê) 703 608
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.904% due 08/15/24 (Ê) 998 894
Alvogen Group, Inc. Extended Term
Loan
6.320% due 12/31/23 (Ê) 1,010 888
American Airlines, Inc. 2017
Replacement Term Loan
2.154% due 10/10/21 (Ê) 700 497

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
324 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anastasia Parent LLC 1st Lien Term
Loan B
5.200% due 08/10/25 (Ê) 394 152
Ancestry.com Operations, Inc. Term
Loan B
4.660% due 08/27/26 (Ê) 194 168
AP Exhaust Acquisition LLC 2019
Term Loan A1
6.717% due 05/10/25 (Ê) 277 201
AP Exhaust Acquisition LLC 2019
Term Loan B
6.717% due 05/10/24 (Ê) 493 104
AP Gaming I LLC
4.950% due 02/15/24 (~)(Ê) 110 109
AppLovin Corp. 1st Lien Term Loan
B
3.904% due 08/15/25 (Ê) 1,283 1,220
Apro LLC Delayed Draw Term Loan
4.000% due 11/14/26 (Ê)(
ƕ
) 250 237
APRO LLC Term Loan B
5.000% due 10/28/26 (Ê) 873 827
Aretec Group, Inc. 1st Lien Term
Loan
4.654% due 10/01/25 (Ê) 695 563
Ascena Retail Group, Inc. Term
Loan B
5.627% due 08/21/22 (Ê) 218 47
Ascend Learning LLC Term Loan B
4.000% due 07/12/24 (Ê) 739 690
AssuredPartners , Inc. Term Loan B
3.904% due 02/13/27 (Ê) 1,206 1,124
Berry Global, Inc. 2019 Term Loan
Y
0.000% due 07/01/26 (Ê)(v) 2,350 2,238
Blount International, Inc. 1st Lien
Term Loan B
4.750% due 04/12/23 (Ê) 368 326
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.654% due 10/02/25 (Ê) 1,122 965
BroadStreet Partners, Inc. Term
Loan B
3.654% due 01/27/27 (Ê) 292 274
Brookfield WEC Holdings, Inc.
Term Loan
3.404% due 08/01/25 (Ê) 2,349 2,221
Cambium Learning Group, Inc.
5.950% due 12/18/25 (Ê) 698 629
Castle Holding Corp. Term Loan B
5.200% due 01/31/27 (Ê) 1,400 1,167
CenturyLink, Inc. Term Loan B
2.654% due 03/15/27 (Ê) 748 706
Change Healthcare Holdings LLC
1st Lien Term Loan B
3.500% due 03/01/24 (Ê) 958 920
Charter Communications Operating
LLC Term Loan B2
0.000% due 02/01/27 (Ê)(v) 3,000 2,878
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cogeco Communications (USA) II,
LP 1st Lien Term Loan B
2.404% due 01/04/25 (Ê) 1,555 1,482
CSC Holdings LLC 2019 Term Loan
B5
3.314% due 04/15/27 (Ê) 2,300 2,185
CT Technologies Intermediate
Holdings, Inc. 1st Lien Term
Loan B
5.700% due 12/01/21 (Ê) 252 214
Cvent , Inc. 1st Lien Term Loan B
0.000% due 11/29/23 (Ê)(v) 325 266
Dell International LLC Term Loan B
3.790% due 09/19/25 (Ê) 1,496 1,466
Delta Air Lines, Inc.
0.000% due 04/29/23 (~)(Ê)(v) 1,491 1,483
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.450% due 06/01/24 (Ê) 123 114
EagleView Technology Corp. 1st
Lien Term Loan B1
5.113% due 08/14/25 (Ê) 741 619
ECI Macola /Max Holding LLC 1st
Lien Term Loan B
5.700% due 09/29/24 (Ê) 366 324
ECI Macola /Max Holding LLC 2nd
Lien Term Loan
9.450% due 09/29/25 (Ê) 250 201
Ellie Mae, Inc. Term Loan
5.200% due 04/17/26 (Ê) 420 395
EnergySolutions LLC 1st Lien Term
Loan B
5.200% due 05/11/25 (Ê) 1,006 896
Ensemble RCM LLC Term Loan
5.513% due 08/01/26 (Ê) 746 713
Envision Healthcare Corp. 1st Lien
Term Loan B
4.154% due 10/10/25 (Ê) 1,042 712
Eyecare Partners LLC Delayed
Draw Term Loan
0.500% due 02/20/27 (Ê)(
ƕ
) 151 125
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 649 534
Fort Dearborn Co. 1st Lien Term
Loan
5.192% due 10/19/23 (Ê) 703 630
Genesee & Wyoming, Inc. New
Term Loan
3.450% due 12/30/26 (Ê) 1,375 1,327
Getty Images, Inc. 1st Lien Term
Loan
4.938% due 02/19/26 (Ê) 979 820
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
0.000% due 03/07/25 (~)(Ê)(v) 2,000 1,833
Gruden Holdings, Inc. 1st Lien
Term Loan
6.950% due 08/18/22 (Ê) 1,177 1,059

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GTT Communications, Inc. 1st Lien
Term Loan B
3.150% due 05/31/25 (Ê) 1,441 1,040
Guidehouse LLP 1st Lien Loan
4.904% due 05/01/25 (Ê) 711 662
HCA, Inc. Term Loan B13
2.679% due 03/18/26 (~)(Ê) 1,500 1,460
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê) 723 667
Hertz Global Holdings, Inc. Term
Loan B
0.000% due 06/30/23 (Ê)(v) 129 84
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê) 711 389
HUB International, Ltd. 1st Lien
Term Loan
2.883% due 04/25/25 (Ê) 90 84
3.300% due 04/25/25 (Ê) 1,9 0 0 1,776
Hyland Software, Inc. 1st Lien Term
Loan
4.000% due 07/01/24 (Ê) 749 716
Information Resources, Inc. 1st Lien
Term Loan
5.863% due 12/03/25 (Ê) 370 311
Ingersoll-Rand PLC Term Loan B
2.154% due 02/28/27 (Ê) 550 521
Inovalon Holdings, Inc. Term Loan
3.875% due 02/11/25 (Ê) 1,397 1,351
Jaguar Holding Co. II 1st Lien Term
Loan
0.000% due 08/18/22 (Ê)(v) 2,250 2,203
Jane Street Group LLC Term Loan
4.613% due 01/07/25 (Ê) 748 707
Jason, Inc. 1st Lien Term Loan
4.904% due 06/30/21 (Ê) 94 45
5.500% due 06/30/21 (Ê) 269 127
Kestra Advisory Services LLC Term
Loan
4.660% due 06/04/26 (Ê) 373 322
Level 3 Financing, Inc. Term Loan B
2.154% due 03/01/27 (Ê) 2,318 2,215
LifeScan Global Corp. 1st Lien Term
Loan
7.181% due 10/01/24 (Ê) 447 367
7.451% due 10/01/24 (Ê) 9 7
Limetree Bay Terminals LLC Term
Loan B
4.404% due 02/15/24 (Ê) 347 279
MA Finance Co. LLC 1st Lien Term
Loan B
0.000% due 06/21/24 (Ê)(v) 22 20
MH Sub I LLC 1st Lien Term Loan
4.822% due 09/15/24 (Ê) 731 675
Midas Intermediate Holdco II LLC
Term Loan B
4.017% due 08/18/21 (Ê) 991 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
3.500% due 08/15/24 (Ê) 807 692
Midwest Physician Administrative
Services LLC 2nd Lien Term
Loan
7.750% due 08/11/25 (Ê) 367 294
Mitchell International, Inc. 1st Lien
Term Loan B
3.654% due 12/01/24 (Ê) 1,380 1,200
Navistar, Inc. 1st Lien Term Loan B
4.220% due 11/06/24 (Ê) 733 660
New Constellis Borrower LLC 2020
2nd Lien Term Loan
12.000% due 03/27/25 (Ê) 70 15
New Constellis Borrower LLC 2020
Priority Term Loan
11.000% due 06/30/21 (Ê) 180 162
New Constellis Borrower LLC 2020
Term Loan
8.500% due 03/27/24 (Ê) 83 69
NFP Corp. Term Loan
3.654% due 02/13/27 (Ê) 400 356
NN, Inc. 1st Lien Term Loan B
6.500% due 10/19/22 (Ê) 368 281
NN, Inc. Term Loan
6.154% due 10/19/22 (Ê) 693 528
NPC International, Inc. 1st Lien
Term Loan
4.500% due 04/20/24 (Ê) 975 385
Panther BF Aggregator, LP Term
Loan B
3.904% due 04/30/26 (Ê) 679 613
Perforce Software, Inc. Term Loan B
4.154% due 07/01/26 (Ê) 274 253
Pre-Paid Legal Services, Inc. 1st
Lien Term Loan
3.654% due 05/01/25 (Ê) 334 302
Prime Security Services Borrower
LLC Term Loan B1
4.266% due 09/23/26 (Ê) 1,940 1,835
Project Alpha Intermediate Holding,
Inc. 1st Lien Term Loan B
5.380% due 04/26/24 (Ê) 1 1
Quest Software US Holdings, Inc.
1st Lien Term Loan
5.010% due 05/18/25 (Ê) 1,985 1,814
Quikrete Holdings, Inc. 1st Lien
Term Loan B
2.904% due 11/15/23 (Ê) 748 692
Rackspace Hosting, Inc. 1st Lien
Term Loan
4.763% due 11/03/23 (Ê) 2,915 2,725
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê) 2,318 2,213
Radio One, Inc. 1st Lien Term Loan
B

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
326 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/18/23 (Ê) 686 477
Red Ventures LLC 1st Lien Term
Loan B
2.904% due 11/08/24 (Ê) 1,197 1,100
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
4.154% due 11/16/25 (Ê) 1,389 1,280
Research Now Group, Inc. 1st Lien
Term Loan
7.263% due 12/20/24 (Ê) 687 567
Reynolds American, Inc. Term Loan
2.154% due 02/04/27 (Ê) 350 337
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
3.154% due 02/05/23 (Ê) 2,487 2,367
Rocket Software, Inc. Term Loan
4.654% due 12/31/25 (Ê) 1,169 1,042
RPI Intermediate Finance Trust
Term Loan B1
2.154% due 02/11/27 (Ê) 726 704
S2P Acquisition Borrower, Inc. Term
Loan
5.073% due 08/14/26 (Ê) 645 595
5.450% due 08/14/26 (Ê) 2 2
SBA Senior Finance II LLC Term
Loan B
0.000% due 04/11/25 (~)(Ê)(v) 2,292 2,209
Scientific Games International, Inc.
1st Lien Term Loan B5
3.154% due 08/14/24 (Ê) 823 166
3.453% due 08/14/24 (Ê) 202 4
3.612% due 08/14/24 (Ê) 5 679
Seattle SpinCo , Inc. 1st Lien Term
Loan B3
2.904% due 06/21/24 (Ê) 148 136
Sedgwick Claims Management
Services, Inc. 1st Lien Term Loan
B
3.654% due 12/31/25 (Ê) 993 910
SonicWALL US Holdings, Inc. 1st
Lien Term Loan
5.195% due 05/16/25 (Ê) 856 721
Starfruit Finco BV 1st Lien Term
Loan B
3.864% due 10/01/25 (Ê) 349 316
Stats Intermediate Holding LLC
Term Loan
6.963% due 07/10/26 (Ê) 704 597
SuperMoose Borrower LLC 1st Lien
Term Loan
5.200% due 08/29/25 (Ê) 329 282
Surf Holdings, LLC USD Term Loan
4.814% due 03/05/27 (Ê) 782 715
Tempo Acquisition LLC Term Loan
B
3.154% due 05/01/24 (Ê) 243 228
Terrier Media Buyer, Inc. Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 12/17/26 (Ê) 1,794 1,664
TIBCO Software, Inc.  2020 Term
Loan B
0.000% due 07/03/26 (~)(Ê)(v) 550 514
T-Mobile USA, Inc.
0.000% due 04/01/27 (~)(Ê)(v) 1,505 1,495
Trans Union LLC Term Loan B5
0.000% due 11/13/26 (~)(Ê)(v) 2,300 2,200
TransDigm Group, Inc. 2020 Term
Loan F
2.654% due 12/09/25 (Ê) 968 845
Twin River Management Group, Inc.
Term Loan
4.395% due 05/10/26 (~)(Ê) 160 135
Uber Technologies, Inc. 1st Lien
Term Loan
5.000% due 04/04/25 (Ê) 1,010 951
United Natural Foods, Inc. Term
Loan
4.654% due 10/22/25 (Ê) 750 674
Univision Communications, Inc.
Term Loan C5
3.750% due 03/15/24 (Ê) 243 213
UPC Financing Partnership Term
Loan B
3.064% due 05/12/28 (Ê) 1,400 1,313
Upstream Newco , Inc. Term Loan
4.904% due 10/24/26 (Ê) 350 291
US Anesthesia Partners, Inc. Term
Loan
4.000% due 06/23/24 (Ê) 2,089 1,771
USI, Inc. Term Loan B
3.404% due 05/16/24 (Ê) 700 658
VeriFone Systems, Inc. 1st Lien
Term Loan
5.695% due 08/20/25 (Ê) 315 239
Vero Parent, Inc. Term Loan B
7.580% due 08/16/24 (Ê) 349 309
Vertafore , Inc. 1st Lien Term Loan B
3.737% due 07/02/25 (Ê) 1,539 1,409
Virgin Media Secured Finance PLC
Term Loan
3.314% due 01/31/28 (Ê) 1,125 1,062
VS Buyer LLC Term Loan B
4.863% due 03/02/27 (Ê) 350 329
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (Ê)(v) 781 747
Whatabrands LLC 2020 Term Loan
B
3.732% due 08/03/26 (Ê) 267 246
WP CityMD Bidco LLC Term Loan
B
5.572% due 08/13/26 (Ê) 374 353
5.950% due 08/13/26 (Ê) 374 353
Yak Access LLC 1st Lien Term
Loan B
6.450% due 07/11/25 (Ê) 341 223

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zayo Group Holdings, Inc. Term
Loan
3.487% due 03/09/27 (Ê) 2,390 2,240
113,813
Mortgage-Backed Securities - 12.4%
Alternative Loan Trust
Series 2005-27 Class 1A1
2.339% due 08/25/35 (~)(Ê) 274 214
Series 2005-59 Class 1A1
1.103% due 11/20/35 (Ê) 227 192
Series 2006-OA10 Class 3A1
0.677% due 08/25/46 (Ê) 397 350
American Home Mortgage
Investment Trust
Series 2007-1 Class GA1C
1.817% due 05/25/47 (Ê) 1,372 906
Banc of America Commercial
Mortgage Trust
Series 2008-1 Class AJ
6.348% due 02/10/51 (~)(Ê) 11 11
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.762% due 10/25/35 (~)(Ê) 198 173
Series 2006-6 Class 1A1
1.267% due 11/25/36 (Ê) 479 568
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T28 Class D
5.349% due 09/11/42 (~)(Ê)(Þ) 135 73
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2006-4A Class A2
1.127% due 11/25/47 (Ê)(Þ) 339 254
Commercial Mortgage Trust
Series 2012-CR3 Class E
4.752% due 10/15/45 (~)(Ê)(Þ) 202 128
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454 362
Series 2013-LC6 Class E
3.500% due 01/10/46 (Þ) 164 85
Series 2014-CR17 Class E
4.848% due 05/10/47 (~)(Ê)(Þ) 645 455
Series 2014-CR19 Class D
4.731% due 08/10/47 (~)(Ê)(Þ) 143 108
Countrywide Alternative Loan Trust
Series 2006-OA10 Class 2A1
0.677% due 08/25/46 (Ê) 128 111
Series 2006-OA10 Class 4A1
0.677% due 08/25/46 (Ê) 570 491
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
5.719% due 09/15/39 (~)(Ê)(Þ) 9 9
DBUBS Mortgage Trist
Series 2011-LC2A Class D
5.543% due 07/10/44 (~)(Ê)(Þ) 164 148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
4.500% due 2049 52
57
5.000% due 2049 94
104
30 Year TBA(Ï)
2.500% 1,000 1,041
3.000% 1,000 1,056
3.500% 1,000 1,057
4.000% 5,000 5,332
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 Class 1M2
6.647% due 04/25/28 (Ê) 196 198
Series 2016-C01 Class 1B
12.697% due 08/25/28 (Ê) 289 255
Series 2016-C02 Class 1B
13.197% due 09/25/28 (Ê) 607 547
Series 2016-C02 Class 1M2
6.947% due 09/25/28 (Ê) 230 234
Series 2016-C03 Class 2M2
6.847% due 10/25/28 (Ê) 561 576
Series 2016-C05 Class 2B
11.697% due 01/25/29 (Ê) 40 30
Series 2016-C05 Class 2M2
5.397% due 01/25/29 (Ê) 52 52
Series 2016-C06 Class 1B
10.197% due 04/25/29 (Ê) 150 107
Series 2017-C01 Class 1B1
6.697% due 07/25/29 (Ê) 438 361
Series 2017-C02 Class 2B1
6.447% due 09/25/29 (Ê) 440 314
Series 2017-C03 Class 1B1
5.797% due 10/25/29 (Ê) 90 71
Series 2017-C03 Class 1M2
3.947% due 10/25/29 (Ê) 240 227
Series 2017-C05 Class 1B1
4.547% due 01/25/30 (Ê) 65 46
Series 2017-C06 Class 2B1
5.397% due 02/25/30 (Ê) 70 45
Series 2017-C07 Class 2B1
5.397% due 05/25/30 (Ê) 357 226
Series 2018-C01 Class 1B1
4.497% due 07/25/30 (Ê) 1,016 687
Series 2018-C03 Class 1B1
4.697% due 10/25/30 (Ê) 750 523
Series 2018-C04 Class 2B1
5.447% due 12/25/30 (Ê) 321 200
Series 2018-C05 Class 1B1
5.197% due 01/25/31 (Ê) 140 99
Series 2018-C06 Class 2B1
5.047% due 03/25/31 (Ê) 163 106
Series 2019-R01 Class 2M2
3.397% due 07/25/31 (Ê)(Þ) 1,099 979
Series 2019-R02 Class 1B1
5.097% due 08/25/31 (Ê)(Þ) 306 202
Series 2019-R03 Class 1B1
5.047% due 09/25/31 (Ê)(Þ) 147 96

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
328 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-R05 Class 1B1
5.047% due 07/25/39 (Ê)(Þ) 281 150
Series 2019-R06 Class 2B1
4.697% due 09/25/39 (Ê)(Þ) 170 76
Series 2020-R02 Class 2B1
3.947% due 01/25/40 (Ê)(Þ) 273 117
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.913% due 04/25/40 (Ê) 465 96
Series 2010-140 Class GS
Interest Only STRIP
5.513% due 07/25/39 (Ê) 375 23
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 176 4
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37 248 1
Series 2011-101 Class SA
Interest Only STRIP
5.413% due 10/25/41 (Ê) 528 91
Series 2012-36 Class SN
Interest Only STRIP
5.963% due 04/25/42 (Ê) 310 51
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 836 50
Series 2012-103 Class SD
Interest Only STRIP
5.563% due 09/25/42 (Ê) 300 58
Series 2012-116 Class SA
Interest Only STRIP
6.713% due 10/25/42 (Ê) 1,161 239
Series 2013-9 Class SA
Interest Only STRIP
5.663% due 03/25/42 (Ê) 2,323 409
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 3,923 173
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 562 24
Series 2013-41 Class SP
Interest Only STRIP
5.713% due 06/25/40 (Ê) 599 33
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 940 219
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 773 166
Series 2015-28 Class IO
Interest Only STRIP
5.500% due 05/25/45 3,253 630
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-66 Class AS
Interest Only STRIP
5.763% due 09/25/45 (Ê) 1,731 339
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 369 37
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 1,882 360
Series 2016-62 Class GS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 1,920 372
Series 2016-65 Class CS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 1,382 267
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 1,909 198
Series 2016-88 Class BS
Interest Only STRIP
5.613% due 12/25/46 (Ê) 1,817 384
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 1,092 39
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,237 92
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,632 133
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 645 53
Series 2017-8 Class SB
Interest Only STRIP
5.613% due 02/25/47 (Ê) 41 8
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 492 22
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,280 90
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,978 144
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 549 46
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 823 75
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,031 125

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 1,026 159
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 848 161
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,678 249
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 1,643 111
Series 2018-95 Class SA
Interest Only STRIP
5.663% due 01/25/49 (Ê) 1,653 303
Series 2018-95 Class SL
Interest Only STRIP
5.663% due 01/25/49 (Ê) 1,426 279
Series 2019-21 Class SB
Interest Only STRIP
5.563% due 05/25/49 (Ê) 55 8
Series 2019-32 Class SD
Interest Only STRIP
5.563% due 06/25/49 (Ê) 3,659 675
Series 2019-41 Class SB
Interest Only STRIP
5.563% due 08/25/49 (Ê) 36 6
Series 2019-71 Class SC
Interest Only STRIP
5.513% due 11/25/49 (Ê) 3,810 647
Freddie Mac REMICS
Interest Only STRIP
5.816% due 02/25/50 (Ê) 5,087 905
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 475 28
Series 2012-3981 Class WS
Interest Only STRIP
5.736% due 05/15/41 (Ê) 622 70
Series 2012-3984 Class DS
Interest Only STRIP
5.245% due 01/15/42 (Ê) 678 127
Series 2012-3988 Class NS
Interest Only STRIP
5.661% due 01/15/42 (Ê) 1,584 311
Series 2012-4073 Class AS
Interest Only STRIP
5.345% due 08/15/38 (Ê) 270 12
Series 2012-4074 Class KS
Interest Only STRIP
5.886% due 02/15/41 (Ê) 765 105
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 488 21
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 978 119
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 3,678 142
Series 2013-4265 Class SD
Interest Only STRIP
5.395% due 01/15/35 (Ê) 787 150
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 742 36
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 633 84
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 296 31
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 710 21
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 532 60
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 838 34
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 1,644 35
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 248 31
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 1,108 46
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 394 27
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 404 40
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 1,005 81
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 1,024 54
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 470 45
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 3,005 246

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
330 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 1,011 21
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,147 32
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 929 69
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 648 12
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 2,701 42
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 609 48
Series 2017-4731 Class QS
Interest Only STRIP
5.386% due 11/15/47 (Ê) 727 120
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 949 200
Series 2019-4878 Class SA
Interest Only STRIP
5.395% due 05/15/49 (Ê) 2,663 556
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183 138
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60 45
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,382 297
Freddie Mac Structured Agency
Credit Risk Debt Notes
Series 2015-DNA1 Class B
10.147% due 10/25/27 (Ê) 248 210
Series 2015-DNA2 Class B
8.497% due 12/25/27 (Ê) 517 393
Series 2015-DNA3 Class B
10.297% due 04/25/28 (Ê) 669 507
Series 2016-DNA1 Class M3
6.497% due 07/25/28 (Ê) 539 542
Series 2016-DNA3 Class M3
5.947% due 12/25/28 (Ê) 956 948
Series 2016-HQA2 Class M3
6.097% due 11/25/28 (Ê) 253 253
Series 2016-HQA3 Class M3
4.797% due 03/25/29 (Ê) 899 887
Series 2016-HQA4 Class M3
4.847% due 04/25/29 (Ê) 797 785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-DNA1 Class B1
5.897% due 07/25/29 (Ê) 496 376
Series 2017-HQA1 Class B1
5.947% due 08/25/29 (Ê) 525 408
Series 2018-DNA2 Class B1
4.647% due 12/25/30 (Ê)(Þ) 260 180
Series 2018-DNA2 Class M2
3.097% due 12/25/30 (Ê)(Þ) 1,130 977
Series 2018-DNA3 Class B2
8.697% due 09/25/48 (Ê)(Þ) 94 38
Series 2018-HQA1 Class M2
3.247% due 09/25/30 (Ê) 1,111 977
Series 2018-HQA2 Class B1
5.197% due 10/25/48 (Ê)(Þ) 404 255
Series 2018-HQA2 Class B2
11.947% due 10/25/48 (Ê)(Þ) 239 115
Series 2019-DNA1 Class B2
11.697% due 01/25/49 (Ê)(Þ) 76 35
Series 2019-DNA2 Class B2
11.447% due 03/25/49 (Ê)(Þ) 243 111
Series 2019-DNA3 Class B2
9.097% due 07/25/49 (Ê)(Þ) 170 63
Series 2019-HQA1 Class M2
3.297% due 02/25/49 (Ê)(Þ) 402 366
Series 2019-HQA2 Class B2
12.197% due 04/25/49 (Ê)(Þ) 100 48
Series 2019-HQA3 Class B1
3.947% due 09/25/49 (Ê)(Þ) 97 58
Ginnie Mae II
3.500% due 2049 372
397
5.000% due 2049 154
173
5.500% due 2049 33
36
5.000% due 2050 40
45
30 Year TBA(Ï)
4.000% 2,000 2,129
4.500% 2,000 2,141
Ginnie Mae REMICS
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,068 167
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 93 17
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 5,521 994
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 1,072 180
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 422 65
Series 2010-50 Class QS
Interest Only STRIP
5.832% due 12/20/38 (Ê) 586 8

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-134 Class ES
Interest Only STRIP
5.282% due 11/20/39 (Ê) 1,201 95
Series 2010-167 Class SG
Interest Only STRIP
5.795% due 08/16/38 (Ê) 596 16
Series 2010-H20 Class IF
Interest Only STRIP
1.507% due 10/20/60 (~)(Ê) 1,568 82
Series 2011-17 Class S
Interest Only STRIP
5.332% due 02/20/41 (Ê) 1,014 198
Series 2011-22 Class PS
Interest Only STRIP
5.282% due 07/20/40 (Ê) 1,054 94
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 832 161
Series 2011-148 Class SN
Interest Only STRIP
5.896% due 11/16/41 (Ê) 719 170
Series 2011-151 Class SC
Interest Only STRIP
5.956% due 07/16/40 (Ê) 340 31
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 103 1
Series 2011-H16 Class FI
Interest Only STRIP
1.021% due 07/20/61 (~)(Ê) 1,328 49
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,304 199
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 379 62
Series 2012-H10 Class AI
Interest Only STRIP
1.264% due 12/20/61 (~)(Ê) 4,775 149
Series 2012-H11 Class FI
Interest Only STRIP
1.282% due 02/20/62 (~)(Ê) 5,916 172
Series 2012-H29 Class CI
Interest Only STRIP
1.477% due 02/20/62 (~)(Ê) 4,071 164
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 585 40
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 910 50
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 281 36
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,064 282
Series 2013-99 Class AS
Interest Only STRIP
5.332% due 06/20/43 (Ê) 286 47
Series 2013-182 Class SP
Interest Only STRIP
5.982% due 12/20/43 (Ê) 229 51
Series 2013-184 Class SK
Interest Only STRIP
5.332% due 12/20/43 (Ê) 1,840 361
Series 2013-H15 Class CI
Interest Only STRIP
1.812% due 07/20/63 (~)(Ê) 2,260 82
Series 2013-H24 Class AI
Interest Only STRIP
1.515% due 09/20/63 (~)(Ê) 3,343 128
Series 2014-27 Class S
Interest Only STRIP
5.382% due 02/20/44 (Ê) 1,804 365
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 445 32
Series 2014-58 Class SA
Interest Only STRIP
5.382% due 04/20/44 (Ê) 1,537 305
Series 2014-60 Class SE
Interest Only STRIP
5.382% due 04/20/44 (Ê) 397 69
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 411 61
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 2,150 409
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,435 64
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 348 40
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 50 6
Series 2014-H06 Class BI
Interest Only STRIP
1.535% due 02/20/64 (~)(Ê) 1,901 95
Series 2014-H06 Class TR
Interest Only STRIP
1.485% due 03/20/64 (~)(Ê) 2,189 92
Series 2014-H08 Class BI
Interest Only STRIP
1.526% due 04/20/64 (~)(Ê) 2,421 194

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
332 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H08 Class CI
Interest Only STRIP
1.547% due 03/20/64 (~)(Ê) 2,604 123
Series 2014-H09 Class AI
Interest Only STRIP
1.492% due 01/20/64 (~)(Ê) 1,998 85
Series 2014-H11 Class GI
Interest Only STRIP
1.536% due 06/20/64 (~)(Ê) 2,396 171
Series 2014-H13 Class BI
Interest Only STRIP
1.621% due 05/20/64 (~)(Ê) 2,644 145
Series 2014-H23 Class BI
Interest Only STRIP
1.629% due 11/20/64 (~)(Ê) 3,258 249
Series 2014-H25 Class BI
Interest Only STRIP
1.755% due 12/20/64 (~)(Ê) 2,667 197
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,507 97
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 550 89
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 1,079 65
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 332 55
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 569 60
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 530 79
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 748 29
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 299 43
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 760 65
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 903 82
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 445 54
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,420 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 574 99
Series 2015-H01 Class BI
Interest Only STRIP
1.626% due 01/20/65 (~)(Ê) 4,831 296
Series 2015-H03 Class DI
Interest Only STRIP
1.683% due 01/20/65 (~)(Ê) 2,190 236
Series 2015-H04 Class AI
Interest Only STRIP
1.632% due 12/20/64 (~)(Ê) 2,571 211
Series 2015-H08 Class BI
Interest Only STRIP
2.088% due 03/20/65 (~)(Ê) 865 76
Series 2015-H09 Class BI
Interest Only STRIP
1.756% due 03/20/65 (~)(Ê) 340 24
Series 2015-H10 Class CI
Interest Only STRIP
1.872% due 04/20/65 (~)(Ê) 887 78
Series 2015-H15 Class JI
Interest Only STRIP
2.039% due 06/20/65 (~)(Ê) 640 63
Series 2015-H18 Class IA
Interest Only STRIP
1.900% due 06/20/65 (~)(Ê) 410 27
Series 2015-H22 Class HI
Interest Only STRIP
2.057% due 08/20/65 (~)(Ê) 2,920 262
Series 2015-H24 Class BI
Interest Only STRIP
1.679% due 08/20/65 (~)(Ê) 1,074 43
Series 2015-H25 Class AI
Interest Only STRIP
1.675% due 09/20/65 (~)(Ê) 822 58
Series 2015-H26 Class GI
Interest Only STRIP
1.862% due 10/20/65 (~)(Ê) 476 42
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 1,050 128
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,353 211
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 408 40
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 440 72
Series 2016-77 Class SC
Interest Only STRIP
5.382% due 10/20/45 (Ê) 509 108

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 528 60
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,073 31
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 252 13
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 340 39
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,769 306
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 577 12
Series 2016-167 Class SB
Interest Only STRIP
5.227% due 04/20/38 (Ê) 134 —
Series 2016-H04 Class KI
Interest Only STRIP
1.581% due 02/20/66 (~)(Ê) 622 50
Series 2016-H06 Class AI
Interest Only STRIP
1.666% due 02/20/66 (~)(Ê) 1,384 156
Series 2016-H12 Class AI
Interest Only STRIP
1.719% due 07/20/65 (~)(Ê) 2,776 178
Series 2016-H14 Class AI
Interest Only STRIP
2.794% due 06/20/66 (~)(Ê) 3,184 330
Series 2016-H16 Class DI
Interest Only STRIP
2.466% due 06/20/66 (~)(Ê) 1,635 153
Series 2016-H17 Class DI
Interest Only STRIP
2.507% due 07/20/66 (~)(Ê) 2,296 209
Series 2016-H18 Class QI
Interest Only STRIP
3.257% due 06/20/66 (~)(Ê) 2,102 232
Series 2016-H20 Class BI
Interest Only STRIP
1.684% due 09/20/66 (~)(Ê) 2,241 149
Series 2016-H22 Class IO
Interest Only STRIP
1.924% due 10/20/66 (~)(Ê) 2,094 175
Series 2016-H23 Class NI
Interest Only STRIP
2.510% due 10/20/66 (~)(Ê) 3,007 368
Series 2016-H24 Class CI
Interest Only STRIP
1.758% due 10/20/66 (~)(Ê) 3,719 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class JI
Interest Only STRIP
2.302% due 11/20/66 (~)(Ê) 1,415 196
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 524 13
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 646 32
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,261 36
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 684 80
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 915 173
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,498 219
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 570 99
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 2,028 343
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 2,135 166
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 819 98
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 2,163 151
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 936 172
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 446 49
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 954 155
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 838 158
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,146 60
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,695 463

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
334 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 855 35
Series 2017-H01 Class AI
Interest Only STRIP
2.086% due 12/20/66 (~)(Ê) 4,254 427
Series 2017-H03 Class AI
Interest Only STRIP
2.548% due 12/20/66 (~)(Ê) 1,925 215
Series 2017-H03 Class DI
Interest Only STRIP
2.726% due 12/20/66 (~)(Ê) 3,867 488
Series 2017-H03 Class EI
Interest Only STRIP
2.483% due 01/20/67 (~)(Ê) 1,764 267
Series 2017-H03 Class HI
Interest Only STRIP
1.562% due 01/20/67 (~)(Ê) 3,503 218
Series 2017-H04 Class BI
Interest Only STRIP
2.466% due 02/20/67 (~)(Ê) 4,096 451
Series 2017-H06 Class BI
Interest Only STRIP
2.409% due 02/20/67 (~)(Ê) 3,628 353
Series 2017-H06 Class EI
Interest Only STRIP
1.647% due 02/20/67 (~)(Ê) 1,693 105
Series 2017-H06 Class MI
Interest Only STRIP
2.246% due 02/20/67 (~)(Ê) 2,685 261
Series 2017-H08 Class DI
Interest Only STRIP
1.596% due 02/20/67 (~)(Ê) 1,240 174
Series 2017-H08 Class EI
Interest Only STRIP
1.461% due 02/20/67 (~)(Ê) 2,782 296
Series 2017-H08 Class NI
Interest Only STRIP
1.715% due 03/20/67 (~)(Ê) 4,793 460
Series 2017-H09 Class IO
Interest Only STRIP
1.818% due 04/20/67 (~)(Ê) 4,501 424
Series 2017-H10 Class MI
Interest Only STRIP
1.715% due 04/20/67 (~)(Ê) 2,896 266
Series 2017-H11 Class NI
Interest Only STRIP
2.167% due 05/20/67 (~)(Ê) 2,386 221
Series 2017-H13 Class QI
Interest Only STRIP
2.069% due 06/20/67 (~)(Ê) 2,766 282
Series 2017-H14 Class JI
Interest Only STRIP
2.190% due 06/20/67 (~)(Ê) 2,361 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class HI
Interest Only STRIP
1.881% due 08/20/67 (~)(Ê) 3,578 307
Series 2017-H16 Class IB
Interest Only STRIP
2.030% due 08/20/67 (~)(Ê) 5,313 441
Series 2017-H16 Class JI
Interest Only STRIP
2.469% due 08/20/67 (~)(Ê) 2,265 288
Series 2017-H20 Class GI
Interest Only STRIP
2.595% due 09/20/67 (~)(Ê) 6,555 669
Series 2017-H23 Class KI
Interest Only STRIP
1.744% due 11/20/67 (~)(Ê) 1,518 98
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 23 3
Series 2018-89 Class LS
Interest Only STRIP
5.482% due 06/20/48 (Ê) 1,353 203
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 389 24
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,532 188
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 174 20
Series 2018-H01 Class AI
Interest Only STRIP
2.396% due 01/20/68 (~)(Ê) 2,680 349
Series 2018-H02 Class GI
Interest Only STRIP
2.342% due 12/20/67 (~)(Ê) 2,568 307
Series 2018-H02 Class PI
Interest Only STRIP
2.193% due 02/20/68 (~)(Ê) 1,849 244
Series 2018-H05 Class AI
Interest Only STRIP
1.329% due 02/20/68 (~)(Ê) 1,624 192
Series 2019-35 Class SE
Interest Only STRIP
5.356% due 01/16/44 (Ê) 2,288 393
Series 2019-78 Class SJ
Interest Only STRIP
5.332% due 06/20/49 (Ê) 259 31
Series 2019-99 Class KS
Interest Only STRIP
5.332% due 08/20/49 (Ê) 171 22
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 1,877 241

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-15 Class CS
Interest Only STRIP
5.332% due 02/20/50 (Ê) 661 77
Series 2020-18 Class SW
Interest Only STRIP
5.382% due 02/20/50 (Ê) 4,859 897
Goldman Sachs Mortgage Securities
Trust
Series 2014-GC24 Class D
4.533% due 09/10/47 (~)(Ê)(Þ) 819 611
Government National Mortgage
Association
Interest Only STRIP
4.658% due 04/20/50 6,460 792
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C12 Class E
4.100% due 07/15/45 (~)(Ê)(Þ) 275 200
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650 405
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
1.147% due 06/25/37 (Ê) 170 75
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 338 236
Series 2007-CB20 Class E
6.059% due 02/12/51 (~)(Ê)(Þ) 901 737
Series 2011-C3 Class B
5.013% due 02/15/46 (~)(Ê)(Þ) 319 307
Series 2011-C3 Class E
5.664% due 02/15/46 (~)(Ê)(Þ) 176 73
Series 2012-C6 Class E
5.157% due 05/15/45 (~)(Ê)(Þ) 500 328
Series 2013-LC11 Class D
4.168% due 04/15/46 (~)(Ê) 400 296
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500 329
Mello Warehouse Securitization
Trust
Series 2019-1 Class A
1.747% due 06/25/52 (Ê)(Þ) 700 687
ML-CFC Commercial Mortgage
Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 230 178
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class G
4.500% due 11/15/45 (~)(Ê)(Þ) 387 282
Series 2013-C10 Class E
4.083% due 07/15/46 (~)(Ê)(Þ) 1,161 420
Series 2013-C11 Class E
4.353% due 08/15/46 (~)(Ê)(Þ) 272 143
Series 2013-C12 Class E
4.766% due 10/15/46 (~)(Ê)(Þ) 758 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.245% due 07/15/49 (~)(Ê)(Þ) 384 228
Series 2012-C4 Class E
5.420% due 03/15/45 (~)(Ê)(Þ) 145 72
Multifamily Connecticut Avenue
Securities Trust
Series 2020-01 Class M10
4.362% due 03/25/50 (Ê)(Þ) 372 294
Oaktown Re, Ltd.
Series 2018-1A Class M2
3.797% due 07/25/28 (Ê)(Þ) 340 302
Station Place Securitization Trust
Series 2019-WL1 Class A
1.597% due 08/25/52 (Ê)(Þ) 217 217
Structured Asset Mortgage
Investments II Trust
Series 2006-AR7 Class A1A
1.157% due 08/25/36 (Ê) 132 110
Series 2006-AR7 Class A1BG
1.067% due 08/25/36 (Ê) 659 542
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 291 202
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
4.889% due 05/10/63 (~)(Ê)(Þ) 155 125
Series 2012-C2 Class F
4.889% due 05/10/63 (~)(Ê)(Þ) 221 88
Series 2012-C4 Class D
4.476% due 12/10/45 (~)(Ê)(Þ) 258 215
UBS-Citigroup Commercial
Mortgage Trust
Series 2011-C1 Class B
6.252% due 01/10/45 (~)(Ê)(Þ) 368 347
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
1.747% due 01/25/45 (Ê) 39 37
Series 2005-AR10 Class 1A3
4.121% due 09/25/35 (~)(Ê) 398 391
Wells Fargo Commercial Mortgage
Trust
Series 2013-LC12 Class D
4.283% due 07/15/46 (~)(Ê)(Þ) 492 126
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381 280
Series 2018-C48
5.120% due 01/15/52 (~)(Ê) 342 292
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-AR5 Class 1A1
4.208% due 04/25/36 (~)(Ê) — —
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Ê)(Þ) 998 557

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
336 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-C7 Class D
4.813% due 06/15/45 (~)(Ê)(Þ) 140 105
Series 2012-C7 Class E
4.813% due 06/15/45 (~)(Ê)(Þ) 550 386
Series 2012-C9 Class E
4.811% due 11/15/45 (~)(Ê)(Þ) 399 315
Series 2012-C10 Class D
4.430% due 12/15/45 (~)(Ê)(Þ) 795 659
83,274
Non-US Bonds - 8.1%
ADLER Real Estate AG
2.125% due 02/06/24 EUR 1,650 1,699
Altice France SA
Series REGS
2.250% due 01/15/25 EUR 1,813 1,855
2.500% due 01/15/25 EUR 2,200 2,273
2.125% due 02/15/25 EUR 300 306
Banco BPM SpA
1.525% due 02/18/25 EUR 250 232
Cellnex Telecom SA
2.375% due 01/16/24 EUR 1,000 1,131
Commerzbank AG
1.750% due 01/22/25 GBP 500 594
Crown European Holdings SA
Series REGS
0.750% due 02/15/23 EUR 500 525
2.625% due 09/30/24 EUR 2,450 2,692
Elis SA
1.750% due 04/11/24 EUR 1,200 1,235
Eurofins Scientific SE
2.125% due 07/25/24 EUR 1,800 1,924
Faurecia SE
2.625% due 06/15/25 EUR 200 205
Fiat Chrysler Finance Europe SA
Series GMTN
3.750% due 03/29/24 EUR 1,700 1,892
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 511
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 2,739 2,925
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 550 538
International Game Technology PLC
Series REGS
3.500% due 07/15/24 EUR 930 914
Loxam SAS
3.250% due 01/14/25 EUR 600 588
Marks & Spencer Group PLC
6.000% due 06/12/25 GBP 380 474
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 1,000 1,064
Mexichem SAB de CV
4.875% due 09/19/22 USD 250 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nexans SA
3.750% due 08/08/23 EUR 400 449
Nokia OYJ
2.000% due 03/15/24 EUR 1,200 1,308
OI European Group BV
Series REGS
3.125% due 11/15/24 EUR 1,500 1,578
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 600 854
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 700 741
Petroleos Mexicanos
3.750% due 02/21/24 EUR 1,680 1,567
Phoenix Group Holdings
4.125% due 07/20/22 GBP 1,500 1,946
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 2,140 2,111
Rexel SA
2.125% due 06/15/25 EUR 670 716
Santander Issuances SAU
2.500% due 03/18/25 EUR 500 569
Smurfit Kappa Acquisitions
Unlimited Co.
Series REGS
2.750% due 02/01/25 EUR 2,300 2,602
SoftBank Group Corp.
4.500% due 04/20/25 EUR 850 901
Stora Enso OYJ
2.125% due 06/16/23 EUR 200 224
Telecom Italia SpA
2.750% due 04/15/25 EUR 2,900 3,161
Tesco PLC
2.500% due 05/02/25 GBP 1,600 2,066
Teva Pharmaceutical Industries,
Ltd.
Series REGS
6.000% due 01/31/25 EUR 850 963
Thyssenkrupp AG
2.875% due 02/22/24 EUR 1,800 1,869
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 1,000 1,099
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 1,400 1,414
Vale SA
3.750% due 01/10/23 EUR 580 638
Volvo Car AB
2.125% due 04/02/24 EUR 1,500 1,561
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 1,850 1,987
54,152
Total Long-Term Investments
(cost $420,091) 385,576

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 1
Energy - 0.0%
Southcross Energy Partners LLC(Æ) 7,201 —
Total Common Stocks
(cost $54) 1
Preferred Stocks - 0.0%
Energy - 0.0%
Southcross Energy Partners LLC(Æ)
0.000% 10,561 7
Total Preferred Stocks
(cost $9) 7
Options Purchased - 0.3%
(Number of Contracts)
Cross Currency Options
(EUR/CHF)
JPMorgan Chase Mar 2021 1.00 Put
(1) EUR 13,150 (ÿ) 119
Cross Currency Options
(EUR/USD)
Societe Generale May 2020 1.16
Call (1) EUR 37,199 (ÿ) —
Cross Currency Options
(NZD/USD)
Credit Agricole Jul 2020 0.63 Call (1) NZD 8,116 (ÿ) 127
Cross Currency Options
(USD/CHF)
JPMorgan Chase Jun 2020 0.94 Put
(0) USD 9,870 (ÿ) 49
Cross Currency Options
(USD/CNH)
JPMorgan Chase Jul 2020 7.15 Call
(1) USD 107,250 (ÿ) 96
Cross Currency Options
(USD/TWD)
JPMorgan Chase Jul 2020 31.00 Call
(1) USD 167,400 (ÿ) 6
Fannie Mae Bonds
JPMorgan Chase May 2020 106.16
Call (1) USD 40,000 (ÿ) —
JPMorgan Chase May 2020 106.88
Call (1) USD 20,000 (ÿ) —
JPMorgan Chase Jun 2020 103.97
Call (1) USD 10,000 (ÿ) 56
JPMorgan Chase Jun 2020 104.19
Call (1) USD 8,000 (ÿ) 36
JPMorgan Chase Jun 2020 105.41
Call (1) USD 81,000 (ÿ) 188
JPMorgan Chase Jun 2020 104.28
Put (1) USD 8,000 (ÿ) 53
FTSE 100 Index Futures
Morgan Stanley May 2020 7,700.00
Call (336) GBP 32,586 (ÿ) 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
S&P 500 E-Mini Index
Futures
Morgan Stanley Jun 2020 2,800.00
Call (21) USD 2,940 (ÿ) 203
S&P 500 Index
Morgan Stanley Jun 2020 2,850.00
Call (72) USD 20,520 (ÿ) 1,123
Morgan Stanley Jun 2020 3,000.00
Call (24) USD 7,200 (ÿ) 163
United States 5 Year
Treasury Note Futures
Morgan Stanley May 2020 127.00
Call (441) USD 56,007 (ÿ) 10
Morgan Stanley May 2020 118.25
Put (291) USD 34,411 (ÿ) 2
Morgan Stanley May 2020 122.00
Put (210) USD 25,620 (ÿ) 3
Morgan Stanley May 2020 124.00
Put (205) USD 25,420 (ÿ) 5
Total Options Purchased
(cost $2,267) 2,241
Short-Term Investments - 33.5%
Belgium Treasury Certificates
Series 12M
(0.433)% due 07/09/20 1,550 1,700
Bundesrepublik Deutschland
3.000% due 07/04/20 450 496
Carestream Health, Inc. Term Loan
7.322% due 02/28/21 (Ê) 1,404 1,265
Dutch Treasury Certificate
(0.481)% due 05/29/20 1,100 1,206
(0.480)% due 06/29/20 2,800 3,071
(0.483)% due 07/30/20 1,550 1,701
(0.503)% due 08/28/20 1,100 1,207
(0.490)% due 09/29/20 1,100 1,208
France Treasury Bills
(0.096)% due 05/06/20 900 986
(0.355)% due 05/13/20 6,685 7,327
(0.473)% due 05/20/20 450 493
(0.470)% due 05/27/20 1,100 1,206
(0.465)% due 07/08/20 1,100 1,206
(0.480)% due 07/22/20 1,300 1,426
(0.488)% due 07/29/20 3,900 4,279
(0.483)% due 08/12/20 3,000 3,292
German Treasury Bills
(0.497)% due 07/08/20 5,025 5,512
(0.518)% due 08/05/20 1,600 1,756
(0.536)% due 09/09/20 1,400 1,537
(0.544)% due 10/07/20 1,200 1,318
(0.547)% due 01/20/21 500 550
Italy Buoni Ordinari del Tesoro BOT
(0.167)% due 05/29/20 3,800 4,165
0.067% due 09/14/20 2,000 2,191
0.359% due 04/14/21 1,900 2,075
Japan Treasury Discount Bills
Series 871

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
338 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(0.177)% due 11/20/20 JPY 210,000 1,959
Series 875
(0.154)% due 06/10/20 JPY 487,000 4,539
Series 890
(0.142)% due 05/25/20 JPY 332,000 3,094
Kingdom of Belgium Treasury Bills
Series 12M
(0.334)% due 05/14/20 2,300 2,521
(0.313)% due 09/10/20 1,100 1,207
(0.306)% due 11/12/20 1,100 1,207
North American Lifting Holdings, Inc.
1st Lien Term Loan
5.950% due 11/27/20 (Ê) 742 370
NPC International, Inc. 1st Lien Term
Loan
11.500% due 01/21/21 (Ê) 74 73
Station Place Securitization Trust
Series 2019-3 Class A
1.629% due 06/24/20 (Ê)(Þ) 730 728
Series 2019-7 Class A
1.629% due 09/24/20 (Ê)(Þ) 696 696
Series 2020-2 Class A
1.755% due 03/26/21 (Ê)(Þ) 597 595
U.S. Cash Management Fund(@) 108,898,905 (∞) 108,899
United States Treasury Bills
0.402% due 05/05/20 (ç)(ž) 292 292
1.336% due 05/07/20 (ž) 2,500 2,500
1.336% due 05/07/20 (ç)(ž) 1,985 1,984
0.113% due 05/12/20 (ž) 1,100 1,100
0.084% due 05/19/20 (ž) 1,600 1,600
1.479% due 05/21/20 (ç)(ž) 139 139
1.514% due 06/04/20 (ç)(ž) 1,674 1,672
0.102% due 06/11/20 (ç)(ž) 1,042 1,041
0.160% due 06/25/20 (ç)(ž) 475 475
0.096% due 07/09/20 (ž) 1,241 1,241
0.103% due 07/16/20 (ž) 24,000 23,994
0.100% due 07/23/20 (ž) 1,812 1,812
0.121% due 08/06/20 (ž) 797 797
0.112% due 08/13/20 (ž) 1,112 1,112
0.113% due 08/20/20 (ž) 1,184 1,184
0.122% due 09/03/20 (ž) 376 376
0.121% due 09/10/20 (ž) 1,212 1,211
Series WI
0.085% due 07/14/20 (ž) 1,878 1,878
0.095% due 07/21/20 (ž) 3,078 3,077
Total Short-Term Investments
(cost $224,610) 224,546
Total Investments - 91.3%
(identified cost $647,031) 612,371
Securities Sold Short - (0.2)%
Long-Term Investments
Mortgage-Backed Securities - (0.2)%
Fannie Mae
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30 Year TBA(Ï)
4.500% (1,000) (1,078)
Total Securities Sold Short
(proceeds $1,077) (1,078)
Other Assets and Liabilities,
Net - 8.9%
59,620
Net Assets - 100.0%
670,913

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 339
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.1%
AIMCO 12/12/17 500,000 100.00 500
336
Alcoa Nederland Holding BV 04/15/20 1,050,000 101.26 1,063
1,039
Avolon Holdings Funding, Ltd. 11/18/19 2,200,000 108.25 2,381
1,908
Barry Callebaut Services NV 04/24/20 200,000 107.04 214
212
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.22 135
73
Bellemeade Re, Ltd. 07/10/18 410,000 101.35 416
210
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 339,269 85.86 291
254
Colfax Corp. 11/18/19 350,000 105.98 371
355
Commercial Mortgage Trust 03/10/17 454,000 76.77 349
362
Commercial Mortgage Trust 06/22/17 202,000 81.11 164
128
Commercial Mortgage Trust 05/02/19 645,000 93.31 602
455
Commercial Mortgage Trust 01/24/20 143,000 102.20 146
108
Commercial Mortgage Trust 02/27/20 164,000 92.57 152
85
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.78 9
9
DBUBS Mortgage Trist 04/23/20 164,000 90.13 148
148
Fannie Mae Connecticut Avenue Securities 03/05/19 306,000 100.00 306
202
Fannie Mae Connecticut Avenue Securities 04/09/19 147,000 100.00 147
96
Fannie Mae Connecticut Avenue Securities 10/02/19 170,000 100.00 170
76
Fannie Mae Connecticut Avenue Securities 01/14/20 281,000 105.83 297
150
Fannie Mae Connecticut Avenue Securities 02/03/20 273,000 100.00 273
117
Fannie Mae Connecticut Avenue Securities 04/28/20 1,098,909 87.47 961
979
First Quantum Minerals, Ltd. 11/18/19 400,000 100.98 404
363
Fortescue Metals Group, Ltd. 01/24/20 1,300,000 106.06 1,379
1,319
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.84 172
138
Freddie Mac Structured Agency Credit Risk Debt Notes 08/24/18 260,000 99.70 259
180
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 402,158 100.90 406
366
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 404,000 109.07 441
255
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 243,000 129.63 315
111
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 94,000 106.28 100
38
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 126.19 302
115
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.64 97
35
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 138.97 139
48
Freddie Mac Structured Agency Credit Risk Debt Notes 02/05/20 97,000 103.07 100
58
Freddie Mac Structured Agency Credit Risk Debt Notes 02/05/20 170,000 124.29 211
63
Freddie Mac Structured Agency Credit Risk Debt Notes 04/24/20 1,130,000 85.38 965
977
Fresenius US Finance II, Inc. 11/18/19 1,800,000 104.80 1,886
1,886
Goldman Sachs Mortgage Securities Trust 10/01/18 819,000 88.02 721
611
Guggenheim CLO LLC 10/05/18 757,000 99.09 750
492
Hanesbrands, Inc. 11/19/19 2,800,000 104.21 2,918
2,799
Intesa Sanpaolo SpA 11/18/19 1,500,000 101.72 1,526
1,500
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 70.48 458
405
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 90.99 250
200
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.40 482
328
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.35 904
737
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 73.00 365
329
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.72 172
73
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/20 319,000 96.16 307
307
LCM XVIII, LP 04/12/18 750,000 100.00 750
423
Magnetite XV CLO, Ltd. 01/08/19 275,000 91.73 252
178
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
354
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
687
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.14 668
529
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 1,161,000 83.39 953
420
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.41 137
143
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.15 360
282
Morgan Stanley Capital I Trust 08/21/17 384,000 87.85 337
228
Morgan Stanley Capital I Trust 05/08/18 145,000 85.81 124
72
Multifamily Connecticut Avenue Securities Trust 03/10/20 372,000 100.00 372
294
Mylan, Inc. 11/18/19 630,000 101.16 637
637
Nationstar HECM Loan Trust 07/25/18 320,000 97.48 312
299
Nationstar HECM Loan Trust 11/21/19 425,000 100.00 425
424
NRG Energy, Inc. 11/18/19 850,000 102.81 874
868
NXP BV / NXP Funding LLC 11/19/19 2,900,000 107.92 3,130
3,146

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
340 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Oaktown Re, Ltd. 07/10/18 50,045 103.03 52
47
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
302
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 102.40 256
245
Sealed Air Corp. 11/19/19 1,600,000 107.46 1,719
1,652
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.20 289
142
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.13 1,388
677
Station Place Securitization Trust 04/23/19 730,000 100.00 730
729
Station Place Securitization Trust 07/22/19 696,000 100.00 696
696
Station Place Securitization Trust 11/18/19 216,667 100.00 217
217
Station Place Securitization Trust 02/24/20 597,000 100.00 597
595
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
110
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
463
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.38 1,808
800
Trinitas CLO X, Ltd. 03/15/19 700,000 95.31 667
450
UBS Commercial Mortgage Trust 08/01/18 291,000 87.47 255
202
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.48 177
125
UBS-Barclays Commercial Mortgage Trust 11/17/16 221 ,000 70 .4 5 125
88
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.73 250
215
UBS-Citigroup Commercial Mortgage Trust 04/28/20 368,000 94.38 347
347
UniCredit SpA 11/18/19 350,000 115.09 403
381
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.64 436
126
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.13 317
280
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.84 714
659
WFRBS Commercial Mortgage Trust 03/10/17 998,000 81.72 816
557
WFRBS Commercial Mortgage Trust 05/05/17 140,000 97.57 127
105
WFRBS Commercial Mortgage Trust 05/23/17 55 0,000 83 . 72 469
386
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.36 345
315
ZAIS CLO 11, Ltd. 11/16/18 250,000 97.24 243
95
41,025
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 341
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alternative Loan Trust USD 1 Month LIBOR 0.190
Alternative Loan Trust USD 1 Month LIBOR 0.330
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. 2017 Replacement Term Loan USD 1 Month LIBOR 1.750
American Home Mortgage Investment Trust USD 1 Month LIBOR 0.190
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ancestry.com Operations, Inc. Term Loan B USD 1 Month LIBOR 4.250
AP Exhaust Acquisition LLC 2019 Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC 2019 Term Loan B USD 6 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Apro LLC Delayed Draw Term Loan USD 3 Month LIBOR 4.000
APRO LLC Term Loan B USD 1 Month LIBOR 4.000
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 3 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
AssuredPartners , Inc. Term Loan B USD 1 Month LIBOR 3.500
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.320
Bellemeade Re, Ltd. USD 1 Month LIBOR 4.250
Berry Global, Inc. 2019 Term Loan Y USD 1 Month LIBOR 0.000
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
BroadStreet Partners, Inc. Term Loan B USD 1 Month LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Cambium Learning Group, Inc. USD 3 Month LIBOR 4.500
Camelot Finance SA Term Loan B USD 1 Month LIBOR 3.250
Carestream Health, Inc. Term Loan USD 3 Month LIBOR 6.250
Castle Holding Corp. Term Loan B USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 0.000
Chevy Chase Funding LLC Mortgage-Backed Certificates USD 1 Month LIBOR 0.180

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
342 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.350
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Cvent , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 0.000
Dell International LLC Term Loan B USD 1 Month LIBOR 0.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.850
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 9.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 12.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 10.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 11.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.900

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 343
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.700
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Co. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.475
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.200
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
344 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.900
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 8.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.000
Froneri International Ltd. Term Loan USD 1 Month LIBOR 2.250
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.550
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.750
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GSAA Home Equity Trust USD 1 Month LIBOR 0.250
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
Guidehouse LLP 1st Lien Loan USD 1 Month LIBOR 4.500
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
Hertz Global Holdings, Inc. Term Loan B USD 3 Month LIBOR 0.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 345
Variable Rate Securities
Securities Referenced Rate Spread %
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HUB International, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
Inovalon Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jaguar Holding Co. II 1st Lien Term Loan USD 3 Month LIBOR 0.000
Jane Street Group LLC Term Loan USD 3 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
JPMorgan Alternative Loan Trust USD 1 Month LIBOR 0.200
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Mello Warehouse Securitization Trust USD 1 Month LIBOR 0.800
MH Sub I LLC 1st Lien Term Loan USD 6 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Multifamily Connecticut Avenue Securities Trust USD 1 Month LIBOR 3.750
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
New Constellis Borrower LLC 2020 2nd Lien Term Loan USD 1 Month LIBOR 11.000
New Constellis Borrower LLC 2020 Priority Term Loan USD 1 Month LIBOR 10.000
New Constellis Borrower LLC 2020 Term Loan USD 1 Month LIBOR 7.500
NFP Corp. Term Loan USD 1 Month LIBOR 3.250
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 5.750
NN, Inc. Term Loan USD 1 Month LIBOR 5.750
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 10.000
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Oaktown Re, Ltd. USD 1 Month LIBOR 4.000
Oaktown Re, Ltd. USD 1 Month LIBOR 2.850
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
346 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quikrete Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Seattle SpinCo , Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.650
Station Place Securitization Trust USD 1 Month LIBOR 0.830
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.120
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.210
SuperMoose Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 2.750
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. 2020 Term Loan F USD 1 Month LIBOR 2.250

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 347
Variable Rate Securities
Securities Referenced Rate Spread %
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Twin River Management Group, Inc. Term Loan USD 1 Month LIBOR 0.000
Uber Technologies, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco , Inc. Term Loan USD 1 Month LIBOR 4.500
US Anesthesia Partners, Inc. Term Loan USD 6 Month LIBOR 3.000
USI, Inc. Term Loan B USD 1 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.800
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 0.000
Whatabrands LLC 2020 Term Loan B USD 1 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 126 CAD 18,823 06/20
544
Japan 10 Year Government Bond Futures 29 JPY 4,430,910 06/20
(313)
Short Positions
Euro-Bund Futures 182 EUR 31,746 06/20
(151)
Long Gilt Futures 67 GBP 9,226 06/20
(385)
S&P 500 E-Mini Index Futures 148 USD 21,478 06/20
(2,148)
United States 5 Year Treasury Note Futures 217 USD 27,230 06/20
(917)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,370)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
348 Unconstrained Total Return Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (ILS/USD)
BNP Paribas
Put 1 3.38 USD 34,594 05/19/20
(5)
Cross Currency Options (NZD/USD)
Credit Agricole
Call 1 0.64 NZD 8,245 07/21/20
(74)
Cross Currency Options (USD/CHF)
JPMorgan Chase
Put 1 0.91 USD 9,555 06/15/20
(16)
Cross Currency Options (USD/EUR)
Societe Generale
Put 1 1.10 EUR 8,780 05/14/20
(48)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.16 USD 40,000 05/06/20
(193)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.88 USD 20,000 05/06/20
(72)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.97 USD 8,000 06/04/20
(14)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.63 USD 8,000 06/04/20
(29)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.97 USD 10,000 06/04/20
(50)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.19 USD 8,000 06/04/20
(49)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.41 USD 81,000 06/04/20
(143)
S&P 500 E-Mini Index Futures
Morgan Stanley
Call 21 2,900.00 USD 3,045 06/19/20
(132)
S&P 500 E-Mini Index Futures
Morgan Stanley
Call 21 3,000.00 USD 3,150 06/19/20
(73)
S&P 500 Index
Morgan Stanley
Call 48 3,200.00 USD 15,360 06/19/20
(52)
S&P 500 Index
Morgan Stanley
Put 72 2,850.00 USD 20,520 06/19/20
(778)
United States 5 Year Treasury Note
Futures
Morgan Stanley
Call 441 128.00 USD 56,448 05/22/20
(7)
United States 5 Year Treasury Note
Futures
Morgan Stanley
Put 97 119.25 USD 11,567 05/22/20
(2)
United States 5 Year Treasury Note
Futures
Morgan Stanley
Put 240 119.50 USD 28,680 05/22/20
(4)
Total Liability for Options Written (premiums received $3,426) (å)
(1,741)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 1,600 EUR 1,486 05/20/20 29
BNP Paribas CAD 110 USD 84 05/19/20 5
BNP Paribas EUR 984 CAD 1,500 05/20/20 (3)
BNP Paribas EUR 636 CHF 672 05/20/20 (1)
BNP Paribas EUR 1,379 USD 1,500 05/20/20 (12)
BNP Paribas EUR 3,588 USD 3,900 05/20/20 (32)
BNP Paribas ILS 890 USD 249 05/20/20 (7)
BNP Paribas NZD 150 EUR 84 05/20/20 (1)
Credit Agricole USD 4,107 CHF 4,000 07/21/20 47
Goldman Sachs USD 77 CAD 110 05/19/20 2
Goldman Sachs CAD 110 USD 84 05/19/20 5
JPMorgan Chase USD 1,600 CAD 2,231 05/20/20 3
JPMorgan Chase CAD 4,500 USD 3,201 06/22/20 (32)
JPMorgan Chase CHF 3,000 EUR 2,854 05/20/20 39
JPMorgan Chase EUR 148 CAD 225 05/20/20 —
JPMorgan Chase EUR 303 CHF 320 05/20/20 (2)
JPMorgan Chase EUR 1,760 USD 1,900 05/20/20 (29)
JPMorgan Chase EUR 18,384 USD 20,000 05/20/20 (153)
JPMorgan Chase EUR 34,283 USD 37,000 05/20/20 (580)
JPMorgan Chase GBP 1,000 USD 1,245 05/20/20 (14)
JPMorgan Chase JPY 1,150,000 USD 10,731 05/20/20 13
JPMorgan Chase SEK 50 EUR 5 05/20/20 —

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 349
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Northern Trust USD 540 EUR 500 06/17/20 8
Northern Trust USD 664 EUR 600 06/17/20 (6)
Northern Trust USD 1,450 EUR 1,300 06/17/20 (24)
Northern Trust USD 1,722 EUR 1,600 06/17/20 34
Northern Trust USD 187 GBP 150 06/17/20 2
Northern Trust EUR 1,000 USD 1,088 06/17/20 (9)
Northern Trust EUR 2,500 USD 2,719 06/17/20 (23)
Northern Trust EUR 2,500 USD 2,718 06/17/20 (24)
Northern Trust GBP 1,000 USD 1,248 06/17/20 (11)
Royal Bank of Canada USD 1,626 EUR 1,500 06/17/20 19
Royal Bank of Canada USD 2,757 EUR 2,500 06/17/20 (15)
Royal Bank of Canada USD 417 GBP 350 06/17/20 23
Royal Bank of Canada EUR 2,000 USD 2,175 06/17/20 (19)
Royal Bank of Canada EUR 2,000 USD 2,184 06/17/20 (9)
Royal Bank of Canada EUR 12,000 USD 12,969 06/17/20 (192)
Royal Bank of Canada EUR 22,750 USD 25,343 06/17/20 391
Royal Bank of Canada GBP 1,100 USD 1,356 06/17/20 (29)
Royal Bank of Canada GBP 3,000 USD 3,726 06/17/20 (53)
Societe Generale USD 2,610 EUR 2,406 05/20/20 28
Societe Generale EUR 115 GBP 100 05/20/20 1
Societe Generale EUR 2,400 USD 2,629 05/05/20 (1)
State Street EUR 22,750 USD 25,367 06/17/20 415
State Street GBP 3,000 USD 3,741 06/17/20 (38)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(255)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Credit Suisse USD 6,803 1 Month LIBOR
(1)
01/12/45 — (27) (27)
Markit IOS Index Goldman Sachs USD 778 1 Month LIBOR
(1)
01/12/45 — 3 3
Markit IOS Index Goldman Sachs USD 7,589 1 Month LIBOR
(1)
01/12/45 — 32 32
Markit IOS Index Goldman Sachs USD 2,149 1 Month LIBOR
(1)
01/12/45 — 8 8
Markit IOS Index JPMorgan Chase USD 1,564 1 Month LIBOR
(1)
01/12/45 — (6) (6)
Markit IOS Index JPMorgan Chase USD 2,149 1 Month LIBOR
(1)
01/12/45 — (8) (8)
Total Open Total Return Swap Contracts (å) — 2 2
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 140,328 Three Month LIBOR
(2)
0.400%
(3)
06/17/22
(167) (158) (325)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
350 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 75,706 Three Month LIBOR
(2)
0.650%
(3)
06/17/25
(680) (265) (945)
Barclays USD 3,889 Three Month LIBOR
(2)
0.681%
(3)
04/20/30
— (15) (15)
Barclays USD 1,703 Three Month LIBOR
(2)
0.895%
(3)
04/22/30
— (42) (42)
Barclays USD 1,828 0.692%
(3)
Three Month LIBOR
(2)
04/22/30
— 9 9
Barclays USD 4,222 Three Month LIBOR
(2)
0.728%
(3)
04/22/30
— (35) (35)
Barclays USD 1,617 0.667%
(3)
Three Month LIBOR
(2)
04/24/30
— 4 4
Barclays USD 1,617 0.664%
(3)
Three Month LIBOR
(2)
04/24/30
— 4 4
Barclays USD 1,894 Three Month LIBOR
(2)
0.678%
(3)
04/24/30
— (7) (7)
Barclays USD 1,894 Three Month LIBOR
(2)
0.676%
(3)
04/24/30
— (7) (7)
Barclays USD 3,606 Three Month LIBOR
(2)
0.645%
(3)
04/28/30
— (2) (2)
Barclays USD 6,981 Three Month LIBOR
(2)
0.621%
(3)
05/04/30
— — —
Barclays USD 40,303 0.850%
(3)
Three Month LIBOR
(2)
06/17/30
561 296 857
Barclays USD 1,387 0.817%
(3)
Three Month LIBOR
(2)
05/04/50
— — —
Barclays USD 687 0.900%
(3)
Three Month LIBOR
(2)
06/17/50
5 10 15
Total Open Interest Rate Swap Contracts (å)
(281) (208) (489)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Barclays
Sell
1.647% USD 1,600 5.000%
(2)
12/20/24
346 (102) 244
AES Corp. Goldman Sachs
Sell
1.788% USD 350 5.000%
(2)
06/20/25
57 (1) 56
AES Corp. JPMorgan Chase
Sell
1.788% USD 150 5.000%
(2)
06/20/25
25 (1) 24
AK Steel Corp JPMorgan Chase
Sell
5.738% USD 175 5.000%
(2)
06/20/25
3 (7) (4)
Anglo American PLC JPMorgan Chase
Sell
1.636% USD 350 5.000%
(2)
06/20/25
65 2 67
Anglo American PLC Goldman Sachs
Sell
1.636% USD 200 5.000%
(2)
06/20/25
32 5 37
Anglo American PLC JPMorgan Chase
Sell
1.636% USD 350 5.000%
(2)
06/20/25
59 6 65
Arcelor Mittal Goldman Sachs
Sell
4.164% USD 900 5.000%
(2)
06/20/25
21 21 42
Arcelor Mittal JPMorgan Chase
Sell
4.164% USD 150 5.000%
(2)
06/20/25
5 2 7
Ardagh Barclays
Sell
3.219% USD 1,250 5.000%
(2)
06/20/25
229 (109) 120
Barclays Goldman Sachs
Sell
2.183% USD 650 1.000%
(2)
06/20/25
(45) 5 (40)
Barclays Goldman Sachs
Sell
2.183% USD 200 1.000%
(2)
06/20/25
(14) 2 (12)
Canadian Natural
Resources Goldman Sachs
Sell
1.533% USD 700 1.000%
(2)
06/20/25
(30) 13 (17)
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
14.232% USD 175 5.000%
(2)
06/20/25
1 (48) (47)
CNH Industrial N.V. Goldman Sachs
Sell
2.045% USD 1,000 5.000%
(2)
06/20/25
148 14 162
CNH Industrial N.V. Goldman Sachs
Sell
2.045% USD 200 5.000%
(2)
06/20/25
29 3 32
Dell Barclays
Sell
2.340% USD 150 1.000%
(2)
06/20/25
(7) (2) (9)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 351
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Dell Goldman Sachs
Sell
2.340% USD 400 1.000%
(2)
06/20/25
(26) 1 (25)
Dell JPMorgan Chase
Sell
2.340% USD 1,700 1.000%
(2)
06/20/25
(65) (39) (104)
Devon Barclays
Sell
2.417% USD 1,300 1.000%
(2)
06/20/25
15 (99) (84)
Enbridge Inc. Goldman Sachs
Sell
1.700% USD 200 1.000%
(2)
06/20/25
(9) 3 (6)
Enbridge Inc. Goldman Sachs
Sell
1.700% USD 400 1.000%
(2)
06/20/25
(19) 6 (13)
Fiat Goldman Sachs
Sell
3.883% USD 150 5.000%
(2)
06/20/25
6 3 9
Hess Corporation Goldman Sachs
Sell
2.538% USD 200 1.000%
(2)
06/20/25
(18) 4 (14)
Hess Corporation Morgan Stanley
Sell
2.538% USD 1,000 1.000%
(2)
06/20/25
(89) 19 (70)
Jaguar Land Rover JPMorgan Chase
Sell
11.549% USD 800 5.000%
(2)
12/20/24
41 (215) (174)
KB Home Barclays
Sell
2.989% USD 1,000 5.000%
(2)
06/20/25
197 (100) 97
KB Home Goldman Sachs
Sell
2.989% USD 100 5.000%
(2)
06/20/25
6 4 10
KB Home Morgan Stanley
Sell
2.989% USD 300 5.000%
(2)
06/20/25
20 9 29
L Brands, Inc. Barclays
Sell
9.013% USD 2,100 1.000%
(2)
06/20/25
(189) (411) (600)
Macys, Inc. Barclays
Sell
10.194% USD 1,200 1.000%
(2)
06/20/25
(52) (325) (377)
Macys, Inc. Barclays
Sell
10.194% USD 200 1.000%
(2)
06/20/25
(10) (53) (63)
Marks & Spencer PLC JPMorgan Chase
Sell
0.701% USD 900 1.000%
(2)
06/20/25
(53) (93) (146)
NRG Engergy Inc. JPMorgan Chase
Sell
1.712% USD 400 5.000%
(2)
06/20/25
86 (21) 65
Peugeot SA Goldman Sachs
Sell
2.432% USD 250 5.000%
(2)
06/20/25
33 2 35
Peugeot SA JPMorgan Chase
Sell
2.432% USD 1,700 5.000%
(2)
06/20/25
413 (176) 237
Pulte Barclays
Sell
1.752% USD 650 5.000%
(2)
06/20/25
147 (42) 105
Pulte Goldman Sachs
Sell
1.752% USD 150 5.000%
(2)
06/20/25
23 1 24
Pulte Morgan Stanley
Sell
1.752% USD 300 5.000%
(2)
06/20/25
44 4 48
Rexel JPMorgan Chase
Sell
2.622% USD 1,100 5.000%
(2)
06/20/25
260 (118) 142
Sainsbury PLC Barclays
Sell
0.701% USD 600 1.000%
(2)
06/20/25
14 (2) 12
Tesco PL Goldman Sachs
Sell
0.940% USD 150 1.000%
(2)
06/20/25
— 1 1
Tesco PL Goldman Sachs
Sell
0.940% USD 400 1.000%
(2)
06/20/25
1 1 2
Tesco PL Morgan Stanley
Sell
0.940% USD 1,500 1.000%
(2)
06/20/25
7 — 7
Thyssenkrupp Ag Barclays
Sell
4.442% USD 150 1.000%
(2)
06/20/25
(22) (2) (24)
Virgin Media Finance PLC Barclays
Sell
2.698% USD 1,200 5.000%
(2)
06/20/25
250 (101) 149
Virgin Media Finance PLC JPMorgan Chase
Sell
2.698% USD 300 5.000%
(2)
06/20/25
22 15 37
Virgin Media Finance PLC JPMorgan Chase
Sell
2.698% USD 120 5.000%
(2)
06/20/25
14 1 15
Virgin Media Finance PLC JPMorgan Chase
Sell
2.698% USD 400 5.000%
(2)
06/20/25
46 4 50
Total Open Corporate Issues Contracts 2,017 (1,916) 101
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 291 (5.000%)
(2)
11/18/54
144 8 152

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
352 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
17 37 54
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(32) (196) (228)
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 22 24
CMBX NA Index Citigroup
Purchase
USD 7 (2.000%)
(2)
05/11/63
— 1 1
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 22 24
CMBX NA Index Citigroup
Purchase
USD 36 (5.000%)
(2)
11/18/54
2 17 19
CMBX NA Index Citigroup
Purchase
USD 463 (5.000%)
(2)
11/18/54
59 183 242
CMBX NA Index Citigroup
Purchase
USD 248 (3.000%)
(2)
08/17/61
83 — 83
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 156 177
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
8 54 62
CMBX NA Index Citigroup
Purchase
USD 2,330 (5.000%)
(2)
09/17/58
240 1,000 1,240
CMBX NA Index Citigroup
Purchase
USD 58 (5.000%)
(2)
10/17/57
7 31 38
CMBX NA Index Citigroup
Purchase
USD 131 (5.000%)
(2)
11/18/54
9 59 68
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
15 68 83
CMBX NA Index Citigroup
Purchase
USD 309 (5.000%)
(2)
09/17/58
12 152 164
CMBX NA Index Citigroup
Purchase
USD 211 (3.000%)
(2)
01/17/47
1 51 52
CMBX NA Index Citigroup
Purchase
USD 66 (5.000%)
(2)
09/17/58
3 32 35
CMBX NA Index Citigroup
Sell
USD 117 5.000%
(2)
11/18/54
(66) 5 (61)
CMBX NA Index Citigroup
Purchase
USD 128 (5.000%)
(2)
11/17/59
14 53 67
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 65 81
CMBX NA Index Citigroup
Sell
USD 38 5.000%
(2)
05/11/63
(6) (14) (20)
CMBX NA Index Citigroup
Sell
USD 1,359 5.000%
(2)
01/17/47
(70) (593) (663)
CMBX NA Index Citigroup
Sell
USD 362 3.000%
(2)
05/11/63
(24) (94) (118)
CMBX NA Index Citigroup
Sell
USD 77 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Citigroup
Sell
USD 91 3.000%
(2)
05/11/63
(6) (24) (30)
CMBX NA Index Citigroup
Sell
USD 206 3.000%
(2)
05/11/63
(14) (53) (67)
CMBX NA Index Citigroup
Purchase
USD 67 (5.000%)
(2)
09/17/58
2 34 36
CMBX NA Index Citigroup
Sell
USD 10,000 3.000%
(2)
05/11/63
(3,313) 61 (3,252)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
77 174 251
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
42 127 169
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
21 68 89
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 131 168
CMBX NA Index Credit Suisse
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 19 27
CMBX NA Index Credit Suisse
Purchase
USD 329 (5.000%)
(2)
09/17/58
33 142 175
CMBX NA Index Credit Suisse
Sell
USD 2,367 3.000%
(2)
05/11/63
(222) (548) (770)
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(161) (303) (464)
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(33) (90) (123)
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) (32) (48)
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
15 33 48
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(254) (773) (1,027)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 353
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) (34) (49)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,415) (1,510) (2,925)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 18 26
CMBX NA Index Goldman Sachs
Purchase
USD 36 (5.000%)
(2)
08/17/61
13 6 19
CMBX NA Index Goldman Sachs
Purchase
USD 79 (5.000%)
(2)
05/11/63
10 31 41
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
41 76 117
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 14 20
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 28 39
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 15 21
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 217 5.000%
(2)
05/11/63
(25) (87) (112)
CMBX NA Index Goldman Sachs
Sell
USD 115 5.000%
(2)
05/11/63
(13) (46) (59)
CMBX NA Index Goldman Sachs
Purchase
USD 19 (5.000%)
(2)
10/17/57
2 10 12
CMBX NA Index Goldman Sachs
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Goldman Sachs
Sell
USD 42 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 362 3.000%
(2)
05/11/63
(29) (89) (118)
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 184 3.000%
(2)
05/11/63
(19) (41) (60)
CMBX NA Index Goldman Sachs
Sell
USD 90 3.000%
(2)
05/11/63
(5) (24) (29)
CMBX NA Index Goldman Sachs
Sell
USD 19 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(4) (20) (24)
CMBX NA Index Goldman Sachs
Sell
USD 8,200 3.000%
(2)
05/11/63
(1,044) (1,621) (2,665)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (37) (48)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(43) (120) (163)
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) (14) (20)
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) (20) (29)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(48) (51) (99)
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) (14) (24)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(9) (10) (19)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (63) (83)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) (10) (17)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (8) (10)
CMBX NA Index Goldman Sachs
Sell
USD 23 3.000%
(2)
01/17/47
(2) (4) (6)
CMBX NA Index Goldman Sachs
Sell
USD 3,037 3.000%
(2)
01/17/47
(207) (534) (741)
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) (17) (25)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
354 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) (33) (47)
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) (15) (27)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(428) (710) (1,138)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) (31) (47)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 27 29
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(27) (147) (174)
CMBX NA Index JPMorgan Chase
Purchase
USD 814 (5.000%)
(2)
01/17/47
399 (2) 397
CMBX NA Index JPMorgan Chase
Sell
USD 13,011 3.000%
(2)
05/11/63
(4,166) (65) (4,231)
CMBX NA Index JPMorgan Chase
Sell
USD 510 5.000%
(2)
05/11/63
(263) — (263)
CMBX NA Index JPMorgan Chase
Sell
USD 208 2.000%
(2)
05/11/63
(29) — (29)
CMBX NA Index JPMorgan Chase
Purchase
USD 704 (5.000%)
(2)
09/17/58
348 27 375
CMBX NA Index JPMorgan Chase
Purchase
USD 356 (5.000%)
(2)
08/17/61
196 (10) 186
CMBX NA Index JPMorgan Chase
Purchase
USD 385 (5.000%)
(2)
11/18/54
210 (9) 201
CMBX NA Index JPMorgan Chase
Purchase
USD 1,158 (3.000%)
(2)
01/17/47
272 11 283
CMBX NA Index JPMorgan Chase
Purchase
USD 108 (3.000%)
(2)
08/17/61
36 — 36
CMBX NA Index JPMorgan Chase
Purchase
USD 208 (3.000%)
(2)
11/17/59
59 1 60
CMBX NA Index Merrill Lynch
Sell
USD 160 3.000%
(2)
05/11/63
(14) (38) (52)
CMBX NA Index Merrill Lynch
Purchase
USD 310 (5.000%)
(2)
11/17/59
18 145 163
CMBX NA Index Merrill Lynch
Purchase
USD 1,649 (5.000%)
(2)
09/17/58
64 814 878
CMBX NA Index Merrill Lynch
Sell
USD 2,735 3.000%
(2)
05/11/63
(244) (645) (889)
CMBX NA Index Merrill Lynch
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Merrill Lynch
Sell
USD 115 3.000%
(2)
05/11/63
(9) (28) (37)
CMBX NA Index Merrill Lynch
Sell
USD 33 3.000%
(2)
05/11/63
(2) (9) (11)
CMBX NA Index Merrill Lynch
Sell
USD 8 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Merrill Lynch
Sell
USD 77 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Merrill Lynch
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Merrill Lynch
Sell
USD 867 5.000%
(2)
05/11/63
(97) (350) (447)
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 47 62
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 45 60
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 46 61
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 65 81
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(42) (50) (92)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 21 29
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 48 54
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
4 17 21
CMBX NA Index Morgan Stanley
Purchase
USD 126 (5.000%)
(2)
08/17/61
7 59 66
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
3 22 25
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
08/17/61
29 (4) 25
CMBX NA Index Morgan Stanley
Purchase
USD 55 (5.000%)
(2)
08/17/61
4 25 29
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 7 8
CMBX NA Index Morgan Stanley
Purchase
USD 82 (5.000%)
(2)
08/17/61
6 37 43

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 355
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
13 21 34
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
4 62 66
CMBX NA Index Morgan Stanley
Purchase
USD 76 (5.000%)
(2)
09/17/58
4 36 40
CMBX NA Index Morgan Stanley
Purchase
USD 44 (5.000%)
(2)
09/17/58
2 21 23
CMBX NA Index Morgan Stanley
Purchase
USD 154 (5.000%)
(2)
09/17/58
6 76 82
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 27 29
CMBX NA Index Morgan Stanley
Purchase
USD 25 (5.000%)
(2)
08/17/61
2 11 13
CMBX NA Index Morgan Stanley
Purchase
USD 187 (5.000%)
(2)
01/17/47
36 55 91
CMBX NA Index Morgan Stanley
Purchase
USD 127 (5.000%)
(2)
09/17/58
18 50 68
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
16 40 56
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
09/17/58
2 8 10
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
5 34 39
CMBX NA Index Morgan Stanley
Purchase
USD 100 (5.000%)
(2)
09/17/58
6 47 53
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Morgan Stanley
Sell
USD 278 5.000%
(2)
05/11/63
(66) (77) (143)
CMBX NA Index Morgan Stanley
Sell
USD 126 3.000%
(2)
05/11/63
(8) (33) (41)
CMBX NA Index Morgan Stanley
Sell
USD 124 3.000%
(2)
05/11/63
(8) (32) (40)
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 48 54
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 21 29
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(7) (24) (31)
CMBX NA Index Morgan Stanley
Sell
USD 1,502 3.000%
(2)
05/11/63
(100) (388) (488)
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 35 46
CMBX NA Index Morgan Stanley
Purchase
USD 244 (5.000%)
(2)
01/17/47
46 73 119
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
186 380 566
CMBX NA Index Morgan Stanley
Purchase
USD 77 (5.000%)
(2)
09/17/58
12 29 41
CMBX NA Index Morgan Stanley
Purchase
USD 90 (5.000%)
(2)
09/17/58
13 35 48
CMBX NA Index Morgan Stanley
Sell
USD 87 3.000%
(2)
05/11/63
(7) (21) (28)
CMBX NA Index Morgan Stanley
Sell
USD 62 3.000%
(2)
05/11/63
(5) (15) (20)
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(83) (102) (185)
Total Open Credit Indices Contracts (9,778) (4,564) (14,342)
Total Open Credit Default Swap Contracts (å) (7,761) (6,480)
(14,241)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
356 Unconstrained Total Return Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Asset-Backed Securities $ — $ 3,104 $ 723
$ —
$ 3,827 0.6
Corporate Bonds and Notes — 68,869 —
—
68,869 10. 3
International Debt — 61,641 —
—
61,641 9.2
Loan Agreements — 11 3 , 813 —
—
113,813 16.9
Mortgage-Backed Securities — 83,274 —
—
83,274 12. 4
Non-US Bonds — 54,152 —
—
54,152 8.1
Common Stocks — 1 —
—
1 —
*
Preferred Stocks — 7 —
—
7 —
*
Options Purchased 2,241 — —
—
2,241 0. 3
Short-Term Investments — 115,64 7 —
108,89 9
224,54 6 33.5
Total Investments 2,241 500 , 508 723 108,89 9 612,371 91. 3
Securities Sold Short*** — (1,078) —
—
(1,078) (0. 2 )
Other Assets and Liabilities, Net 8.9
100.0
Other Financial Instruments
Assets
Futures Contracts 544 — —
—
544 0.1
Foreign Currency Exchange Contracts — 1,06 4 —
—
1,06 4 0.2
Total Return Swap Contracts — 43 —
—
43 —*
Interest Rate Swap Contracts — 889 —
—
889 0.1
Credit Default Swap Contracts — 10,533 —
—
10,533 1 . 6
A
Liabilities
Futures Contracts (3,914) — —
—
(3,914) (0.6)
Options Written (1,741) — —
—
(1,741) (0.3)
Foreign Currency Exchange Contracts (1) (1,31 8 ) —
—
(1,31 9 ) (0.2)
Total Return Swap Contracts — (41) —
—
(41) (—)*
Interest Rate Swap Contracts — (1,378) —
—
(1,378) (0.2)
Credit Default Swap Contracts — (24,774) —
—
(24,774) ( 3 . 7 )
Total Other Financial Instruments
**
$ (5,112) $ (14,982) $ — $ — $ (20,09 4 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 357
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,319
Belgium ..................................................................................
8,331
Bermuda .................................................................................
257
Brazil ......................................................................................
1,251
Canada ....................................................................................
1,758
Cayman Islands .......................................................................
7,599
China ......................................................................................
435
Colombia .................................................................................
666
Finland ...................................................................................
1,532
France .....................................................................................
31,478
Germany .................................................................................
16,170
Ireland ....................................................................................
10,311
Italy ........................................................................................
15,119
Japan ......................................................................................
10,493
Luxembourg ............................................................................
7,568
Mexico ....................................................................................
3,250
Netherlands ............................................................................
26,833
New Zealand ...........................................................................
127
Norway ....................................................................................
1,733
Spain .......................................................................................
5,592
Sweden ....................................................................................
1,561
Turkey .....................................................................................
2,120
United Kingdom ......................................................................
7,091
United States ...........................................................................
447,889
Virgin Islands, British .............................................................
810
Total Investments .................................................................... 611,293

See accompanying notes which are an integral part of the financial statements.
358 Unconstrained Total Return Fund
Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1, 491 $ — $ 397 $ 353
Unrealized appreciation on foreign currency exchange contracts — — 1,064 —
Variation margin on futures contracts** — — — 544
Total return swap contracts, at fair value — — — 43
Interest rate swap contracts, at fair value — — — 889
Credit default swap contracts, at fair value — 10,533 — —
Total
$ 1, 491 $ 10,533 $ 1,461 $ 1, 829
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 2,148 $ — $ — $ 1,766
Unrealized depreciation on foreign currency exchange contracts — — 1,319 —
Options written, at fair value 1,035 — 143 563
Total return swap contracts, at fair value — — — 41
Interest rate swap contracts, at fair value — — — 1,378
Credit default swap contracts, at fair value — 24,774 — —
Total
$ 3, 183 $ 24,774 $ 1,462 $ 3,7 48
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 7,073 $ — $ 903 $ 2,863
Futures contracts 2,775 — — 2,727
Options written (8,831) — 292 2,373
Total return swap contracts (46) — — —
Interest rate swap contracts — — — (2,973)
Credit default swap contracts — (4,103) — —
Foreign currency exchange contracts — — 111 —
Total
$ 971 $ (4,103) $ 1,306 $ 4,990
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 4,096 $ — $ 286 $ 4
Futures contracts (1,891) — — (1,576)
Options written (2,014) — (179) (194)
Total return swap contracts 1 — — —
Interest rate swap contracts — — — 210
Credit default swap contracts — (8,2 27 ) — —
Foreign currency exchange contracts — — (422) —
Total
$ 192 $ (8,2 27 ) $ (315) $ (1,55 6 )
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 359
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 2,241 $ — $ 2,241
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,06 4 — 1,06 4
Total Return Swap Contracts Total return swap contracts, at fair value 43 — 43
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 889 — 889
Credit Default Swap Contracts Credit default swap contracts, at fair value 10,53 3 — 10,53 3
Total Financial and Derivative Assets
14,77 0 — 14,77 0
Financial and Derivative Assets not subject to a netting agreement
(2,926) — (2,926)
Total Financial and Derivative Assets subject to a netting agreement
$ 11,84 4 $ — $ 11,84 4
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,193 $ 1,193 $ — $ —
Barclays
363 363 — —
BNP Paribas
34 34 — —
Citigroup
2,496 2,496 — —
Credit Agricole
175 74 101 —
Credit Suisse
879 879 — —
Goldman Sachs
832 542 10 280
JPMorgan Chase
2,904 2,670 234 —
Morgan Stanley
2,048 1,147 — 901
Northern Trust
43 43 — —
Royal Bank of Canada
433 318 11 5 —
Societe Generale
29 29 — —
State Street
415 38 377 —
Total
$ 11,844 $ 9,826 $ 8 3 7 $ 1,181

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
360 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,31 9 $ — $ 1,31 9
Options Written Contracts Options written, at fair value 1,741 — 1,741
Short Sales Securities sold short, at fair value 1,078 — 1,078
Total Return Swap Contracts Total return swap contracts, at fair value 41 — 41
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,37 8 — 1,37 8
Credit Default Swap Contracts Credit default swap contracts, at fair value 24,77 4 — 24,77 4
Total Financial and Derivative Liabilities
30,331 — 30,331
Financial and Derivative Liabilities not subject to a netting agreement
(2,89 1 ) — (2,89 1 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 27,440 $ — $ 27,440
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,486 $ 1,193 $ — $ 293
Barclays 1,385 363 827 195
BNP Paribas 61 34 — 27
Citigroup 4,247 2,496 — 1,751
Credit Agricole 74 74 — —
Credit Suisse 972 879 — 93
Goldman Sachs 9,927 542 130 9,255
JPMorgan Chase 6,563 2,670 — 3,893
Morgan Stanley 1,147 1,147 — —
Northern Trust 96 43 — 53
Royal Bank of Canada 318 318 — —
Societe Generale 48 29 19 —
State Street 1,116 38 1,078 —
Total
$ 27,440 $ 9,826 $ 2,054 $ 15,560
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 361
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 647,031
Investments, at fair value(>) ...........................................................................................................................................................
612,371
Cash ............................................................................................................................................................................................... 88,838
Foreign currency holdings(^) ......................................................................................................................................................... 6,597
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,064
Receivables:
Dividends and interest ....................................................................................................................................................... 3,244
Dividends from affiliated funds .......................................................................................................................................... 20
Investments sold ................................................................................................................................................................ 16,136
Fund shares sold ................................................................................................................................................................ 449
From broker(a)(b)( c ) ........................................................................................................................................................... 2 8 , 282

Credit default swap contracts, at fair value(+) ................................................................................................................................ 10,533
Total assets .................................................................................................................................................
76 8 , 471
Liabilities
Payables:
Due to broker ( d )( e ) ............................................................................................................................................................ 2,126
Investments purchased ...................................................................................................................................................... 59,368
Fund shares redeemed ....................................................................................................................................................... 1,062
Accrued fees to affiliates .................................................................................................................................................... 247
Other accrued expenses ..................................................................................................................................................... 153
Variation margin on futures contracts ................................................................................................................................. 3, 8 70
Unfunded loan commitment ............................................................................................................................................... 401
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,319
Options written, at fair value(x) ...................................................................................................................................................... 1,741
Securities sold short, at fair value(‡) .............................................................................................................................................. 1,078
Total return swap contracts, at fair value(∞) ................................................................................................................................... 41
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,378
Credit default swap contracts, at fair value(+) ................................................................................................................................ 24,774
Total liabilities .............................................................................................................................................
97, 5 5 8
Net Assets ............................................................................................................................................................
$ 670,913

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
362 Unconstrained Total Return Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (55,659)
Shares of beneficial interest ...........................................................................................................................................................
741
Additional paid-in capital ..............................................................................................................................................................
725,831
Net Assets ............................................................................................................................................................
$ 670,913
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.04
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9. 39
Class A — Net assets ............................................................................................................................................................. $ 214,897
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 23,764
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.01
Class C — Net assets ............................................................................................................................................................. $ 219,236
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 24,330
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.05
Class M — Net assets ............................................................................................................................................................ $ 14,595,806
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,613,178
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.05
Class S — Net assets ............................................................................................................................................................. $ 85,298,198
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 9,423,654
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.06
Class Y — Net assets ............................................................................................................................................................. $ 570,585,069
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 62,999,081
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,564
(x)     Premiums received on options written $ 3,426
(∞)    Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (281)
(+)     Credit default swap contracts - premiums paid (received) $ (7,7 61 )
(‡)     Proceeds on securities sold short $ 1,077
(>)     Investments in affiliates, U.S. Cash Management Fund $ 108,899
(a)     Receivable from Broker for Futures $ 8, 5 58
(b)     Receivable from Broker for Swaps $ 959
(c)     Receivable from Broker for Options $ 18,765
(d)     Due to Broker for Swaps $ 1,700
(e)      Due to Broker for Options $ 426
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 363
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 1,056
Interest .............................................................................................................................................................................. 6,090
Total investment income ...............................................................................................................................................................
7,146
Expenses
Advisory fees .................................................................................................................................................................... 3,054
Administrative fees ........................................................................................................................................................... 148
Custodian fees ................................................................................................................................................................... 220
Distribution fees - Class A ................................................................................................................................................ —**
Distribution fees - Class C ................................................................................................................................................ 1
Transfer agent fees - Class A ............................................................................................................................................ —**
Transfer agent fees - Class C ............................................................................................................................................. —**
Transfer agent fees - Class M ............................................................................................................................................ 17
Transfer agent fees - Class S ............................................................................................................................................. 109
Transfer agent fees - Class Y ............................................................................................................................................ 11
Professional fees ............................................................................................................................................................... 59
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ................................................................................................................................. —**
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 48
Miscellaneous ................................................................................................................................................................... 16
Expenses before reductions .............................................................................................................................................. 3,744
Expense reductions ........................................................................................................................................................... (1,568)
Net expenses .................................................................................................................................................................................
2,176
Net investment income (loss) ........................................................................................................................................................
4,970
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (524)
Investments in affiliated funds .......................................................................................................................................... (36)
Futures contracts .............................................................................................................................................................. 5,502
Options written ................................................................................................................................................................. (6,166)
Foreign currency exchange contracts ................................................................................................................................ 111
Total return swap contracts ............................................................................................................................................... (46)
Interest rate swap contracts ............................................................................................................................................... (2,973)
Credit default swap contracts ............................................................................................................................................ (4,103)
Foreign currency-related transactions ............................................................................................................................... (101)
Net realized gain (loss) ..................................................................................................................................................................
(8,336)
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (25,715)
Investments in affiliated funds .......................................................................................................................................... (20)
Futures contracts .............................................................................................................................................................. (3,467)
Options written ................................................................................................................................................................. (2,387)
Foreign currency exchange contracts ................................................................................................................................ (422)
Total return swap contracts ............................................................................................................................................... 1
Interest rate swap contracts ............................................................................................................................................... 210
Credit default swap contracts ............................................................................................................................................ (8,2 27 )
Securities sold short .......................................................................................................................................................... (1)
Foreign currency-related transactions ............................................................................................................................... 5 3

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
364 Unconstrained Total Return Fund
Statement of Operations , continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (39,975)
Net realized and unrealized gain (loss) ......................................................................................................................................... (48,311)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (43,341)
**      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 365
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,970 $ 15,720
Net realized gain (loss) ...................................................................................................................... (8,336) 6,201
Net change in unrealized appreciation (depreciation) ....................................................................... (39,975) 2,410
Net increase (decrease) in net assets from operations ............................................................................. (43,341) 24,331
Distributions
To shareholders
Class A .......................................................................................................................................... (8) (11)
Class C .......................................................................................................................................... (5) (3)
Class M ......................................................................................................................................... (608) (844)
Class S ........................................................................................................................................... (3,405) (7,351)
Class Y .......................................................................................................................................... (13,085) (11,558)
Net decrease in net assets from distributions .......................................................................................... (17,111) (19,767)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 119,727 (74,803)
Total Net Increase (Decrease) in Net Assets ..........................................................................
59,275 (70,239)
Net Assets
Beginning of period .................................................................................................................................
611,638 681,877
End of period ..........................................................................................................................................
$ 670,913 $ 611,638

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
366 Unconstrained Total Return Fund
** Less than 500 shares.
*** Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold — ** $ — *** 11 $ 103
Proceeds from reinvestment of distributions 1 8 1 10
Payments for shares redeemed (16) (153) (19) (186)
Net increase (decrease)
(15) (145) (7) (73)
Class C
Proceeds from shares sold 2 24 12 120
Proceeds from reinvestment of distributions 1 5 1 3
Payments for shares redeemed (3) (24) (4) (37)
Net increase (decrease)
— ** 5 9 86
Class M
Proceeds from shares sold 843 8,161 3,387 33,590
Proceeds from reinvestment of distributions 61 608 85 843
Payments for shares redeemed (4,136) (41,109) (865) (8,568)
Net increase (decrease)
(3,232) (32,340) 2,607 25,865
Class S
Proceeds from shares sold 4,038 39,796 5,449 53,958
Proceeds from reinvestment of distributions 344 3,395 745 7,332
Payments for shares redeemed (16,359) (161,786) (11,425) (113,285)
Net increase (decrease)
(11,977) (118,595) (5,231) (51,995)
Class Y
Proceeds from shares sold 39,905 379,958 2,035 20,149
Proceeds from reinvestment of distributions 1,328 13,085 1,173 11,558
Payments for shares redeemed (12,953) (122,241) (8,129) (80,393)
Net increase (decrease)
28,280 270,802 (4,921) (48,686)
Total increase (decrease)
13,056 $ 119,727 (7,543) $ (74,803)

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
368 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 10.01 .0 6 (. 78 ) (.72) (.25) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
October 31, 2016(5) 10.00 .02 .02 .04 — —
Class C
April 30, 2020* 9.98 .0 2 (. 77 ) (.75) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
October 31, 2016(5) 10.00 .01 .02 .03 — —
Class M
April 30, 2020* 10.01 .1 0 (. 79 ) (. 69 ) (.27) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
October 31, 2017(8) 9.87 .13 .05 .18 (.09) —
Class S
April 30, 2020* 10.02 . 08 (. 79 ) (.71) (.26) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
October 31, 2016(5) 10.00 .03 .02 .05 ( — ) (f) —
Class Y
April 30, 2020* 10.03 . 08 (. 78 ) (.70) (.27) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)
October 31, 2016(5) 10.00 .03 .01 .04 ( — ) (f) —

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 369
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.25) 9.04 (7.39) 215 1.63 1.12 1. 18 114
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
— 10.04 .40 101 1.70 .90 2.28 43
(.22) 9.01 (7.73) 219 2.38 1.87 . 37 114
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
— 10.03 .30 103 2.46 1.65 1.54 43
(.27) 9.05 (7.32) 14,596 1.37 .7 7 2. 16 114
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.26) 9.05 (7.27) 85,298 1.3 8 .8 7 1 . 72 114
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
( — ) (f) 10.05 .50 208 1.47 .65 2.81 43
(.27) 9.06 (7.26) 570,585 1.19 .6 7 1 . 59 114
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171
( — ) (f) 10.04 .41 243,485 1.26 .45 2.72 43

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
370 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 206,882
Administration fees 21,818
Distribution fees 193
Shareholder servicing fees 45
Transfer agent fees 17,567
Trustee fees 941
$ 247,446
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 128,631 $ 679,519 $ 699,195 $ (36) $ (20) $ 108,899 $ 1,056 $ —
$ 128,631 $ 679,519 $ 699,195 $ (36) $ (20) $ 108,899 $ 1,056 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 638,117,413 $ 11,475,506 $ (55,076,097) $ (43,600,591)

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Strategic Bond Fund 371
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,019.00 $ 1,020.64
Expenses Paid During Period* $ 4.27 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,014.90 $ 1,016.91
Expenses Paid During Period* $ 8.02 $ 8.02
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,019.20 $ 1,020.64
Expenses Paid During Period* $ 4.27 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
372 Strategic Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,020.80 $ 1,022.48
Expenses Paid During Period* $ 2.41 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,021.20 $ 1,022.53
Expenses Paid During Period* $ 2.36 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,020.30 $ 1,021.98
Expenses Paid During Period* $ 2.91 $ 2.92
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,021.30 $ 1,022.68
Expenses Paid During Period* $ 2.21 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.1%
Asset-Backed Securities - 5.9%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,473 3,167
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 2,338 2,346
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,289
Avis Budget Rental Car Funding LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,314
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 5,042 4,297
Series 2014-RR3 Class 5A2
1.809% due 10/26/36 (~)(Ê)(Þ) 3,539 3,067
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 6,157 5,031
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 3,763 3,754
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 12,336 12,495
CarMax Auto Owner Trust
Series 2018-2 Class A3
2.980% due 01/17/23 891 901
Series 2019-3 Class A2A
2.210% due 12/15/22 4,454 4,478
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (Ê) 682 679
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,153 1,135
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.645% due 04/25/47 8,228 8,265
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,485 1,422
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 200 215
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.773% due 10/25/35 (Ê) 980 959
Ford Credit Auto Owner Trust
Series 2017-C Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.010% due 03/15/22 2,802 2,813
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,555
Ginnie Mae II
0.000% due 05/30/70 (Š)(ž) 900 930
0.000% due 05/30/70 (ž) 400 411
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 986 974
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 253 250
Goldentree Loan Management US CLO
2, Ltd.
Series 2020-7A Class A
0.000% due 04/20/31 (Ê)(Þ)(ž) 4,156 4,156
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.924% due 08/21/31 (Ê) 4,625 4,271
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 1,231 1,212
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 945 872
Hertz Vehicle Financing II, LP
Series 2019-3A Class A
2.670% due 12/26/25 (Þ) 3,500 3,178
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 2,586 2,502
Series 2006-3 Class M1
0.982% due 07/25/36 (Ê) 3,950 3,699
Series 2006-4 Class 2A4
2.103% due 08/25/36 (Ê) 3,771 3,614
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 1,076 1,096
IXIS Real Estate Capital Trust
Series 2006-HE1 Class A3
0.992% due 03/25/36 (Ê) 1,371 707
Series 2006-HE1 Class A4
2.423% due 03/25/36 (Ê) 3,723 1,983
Series 2006-HE2 Class A3
0.752% due 08/25/36 (Ê) 558 186
Series 2006-HE2 Class A4
2.083% due 08/25/36 (Ê) 4,611 1,619
Series 2007-HE1 Class A3
0.752% due 05/25/37 (Ê) 6,151 1,814
Master Asset Backed Securities Trust
Series 2006-HE5 Class A3
1.983% due 11/25/36 (Ê) 2,660 1,791
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,113 1,160

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
374 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Navient Student Loan Trust
Series 2020-A Class A2B
1.605% due 11/15/68 (Ê)(Þ) 1,190 1,097
Series 2020-BA Class A2
2.120% due 01/15/69 (Þ) 1,740 1,704
Newcastle Mortgage Securities Trust
Series 2006-1 Class M3
2.213% due 03/25/36 (Ê) 5,600 5,137
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (Ê) 1,397 1,352
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 4,361 4,332
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,217 1,184
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (Ê) 3,971 3,813
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 4,021 3,794
RAMP Trust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (Ê) 5,000 4,530
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,278 800
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 233 249
Series 2019-10A Class 1
3.113% due 03/10/29 668 712
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
1.071% due 06/15/39 (Ê) 1,382 1,264
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.647% due 10/25/36 922 905
Soundview Home Loan Trust
Series 2005-4 Class M2
1.062% due 03/25/36 (Ê) 3,107 3,050
SpringCastle Funding Asset-Backed
Notes
Series 2019-AA Class A
3.200% due 05/27/36 (Þ) 16,730 15,466
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2006-BC2 Class A3
1.973% due 09/25/36 (Ê) 2,061 1,910
Series 2006-BC6 Class A4
0.762% due 01/25/37 (Ê) 3,030 2,901
Towd Point Mortgage Trust
Series 2015-2 Class 1A12
2.750% due 11/25/60 (~)(Ê)(Þ) 807 809
Series 2016-3 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 04/25/56 (~)(Ê)(Þ) 1,224 1,222
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 2,745 2,753
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,356 2,374
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 4,477 4,576
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 5,203 5,408
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 3,252 3,091
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 1,450 1,388
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 315 333
Series 2019-25G Class 1
2.690% due 07/01/44 315 330
Verizon Owner Trust
Series 2018-1A Class A1A
2.820% due 09/20/22 (Þ) 6,196 6,245
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.719% due 01/18/29 (Ê)(Þ) 6,878 6,637
Series 2020-2A Class A1RR
1.829% due 04/17/30 (Ê)(Þ) 9,480 9,148
193,460
Corporate Bonds and Notes - 24.1%
3M Co.
2.750% due 03/01/22 456 476
2.375% due 08/26/29 310 322
3.050% due 04/15/30 100 109
3.700% due 04/15/50 660 784
ABB Finance USA, Inc.
2.875% due 05/08/22 2,985 3,070
Abbott Laboratories
3.750% due 11/30/26 531 613
4.750% due 11/30/36 300 392
4.900% due 11/30/46 280 392
AbbVie, Inc.
2.300% due 05/14/21 1,115 1,127
2.300% due 11/21/22 (Þ) 1,730 1,773
3.750% due 11/14/23 600 646
2.600% due 11/21/24 (Þ) 1,620 1,689
3.600% due 05/14/25 1,400 1,520
2.950% due 11/21/26 (Þ) 340 360
3.200% due 11/21/29 (Þ) 690 729
4.250% due 11/21/49 (Þ) 80 92
AECOM
5.000% due 04/01/22 386 387
Aetna, Inc.
2.800% due 06/15/23 1,200 1,246
Air Lease Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 03/01/25 3,478 3,123
Allegheny Technologies, Inc.
7.875% due 08/15/23 527 483
Allergan Finance LLC
3.250% due 10/01/22 2,934 3,010
Allergan, Inc.
2.800% due 03/15/23 1,327 1,353
Altria Group, Inc.
3.490% due 02/14/22 180 186
2.850% due 08/09/22 480 494
3.800% due 02/14/24 510 546
4.400% due 02/14/26 1,140 1,264
4.800% due 02/14/29 3,843 4,291
10.200% due 02/06/39 1,735 2,928
5.800% due 02/14/39 60 72
3.875% due 09/16/46 260 250
5.950% due 02/14/49 580 720
Amazon.com, Inc.
2.500% due 11/29/22 2,966 3,097
4.950% due 12/05/44 400 565
Series WI
3.150% due 08/22/27 370 415
3.875% due 08/22/37 270 328
4.050% due 08/22/47 340 442
4.250% due 08/22/57 110 149
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 472 418
American Express Co.
2.750% due 05/20/22 2,987 3,061
American Honda Finance Corp.
Series GMTN
1.700% due 09/09/21 3,231 3,222
American International Group, Inc.
3.750% due 07/10/25 540 576
Amgen, Inc.
3.875% due 11/15/21 1,163 1,205
2.650% due 05/11/22 1,346 1,387
3.625% due 05/22/24 100 109
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 894
4.900% due 02/01/46 390 447
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 5,667 5,961
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 2,059 2,118
4.150% due 01/23/25 1,330 1,482
4.000% due 04/13/28 200 221
4.750% due 01/23/29 20 23
3.500% due 06/01/30 260 277
4.350% due 06/01/40 610 666
5.550% due 01/23/49 760 949
4.500% due 06/01/50 1,150 1,279
Anthem, Inc.
3.700% due 08/15/21 250 256
3.125% due 05/15/22 469 486
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.950% due 12/01/22 370 384
3.350% due 12/01/24 170 183
3.650% due 12/01/27 390 426
5.100% due 01/15/44 2,651 3,324
Aon Corp.
8.205% due 01/01/27 1,109 1,336
Apache Corp.
3.250% due 04/15/22 79 71
4.375% due 10/15/28 990 787
4.250% due 01/15/30 600 461
5.100% due 09/01/40 900 607
4.750% due 04/15/43 310 212
4.250% due 01/15/44 120 78
Apollo Investment Corporation
5.250% due 03/03/25 99 80
Apple, Inc.
2.400% due 05/03/23 2,967 3,094
2.450% due 08/04/26 850 912
Arconic, Inc.
5.900% due 02/01/27 312 298
5.950% due 02/01/37 437 406
Ares Capital Corp.
3.500% due 02/10/23 1,176 1,119
3.250% due 07/15/25 3,501 3,111
Arrow Electronics, Inc.
4.000% due 04/01/25 3,000 3,140
Associated Bank NA
Series BKNT
3.500% due 08/13/21 1,270 1,293
AT&T, Inc.
3.000% due 02/15/22 250 257
3.400% due 05/15/25 90 95
3.875% due 01/15/26 2,839 3,082
3.800% due 02/15/27 330 356
4.250% due 03/01/27 200 220
6.500% due 09/01/37 200 263
4.800% due 06/15/44 590 674
4.350% due 06/15/45 480 525
Avnet, Inc.
4.875% due 12/01/22 1,230 1,297
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 500 433
Bank of America Corp.
3.550% due 03/05/24 (Ê) 710 747
4.000% due 01/22/25 580 626
4.250% due 10/22/26 1,810 1,982
3.559% due 04/23/27 (Ê) 1,000 1,076
4.271% due 07/23/29 (Ê) 400 454
3.974% due 02/07/30 (Ê) 70 79
4.330% due 03/15/50 (Ê) 60 74
4.083% due 03/20/51 (Ê) 1,880 2,253
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 40 43
Series GMTN
3.300% due 01/11/23 1,360 1,426

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
376 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.450% due 03/03/26 160 176
3.500% due 04/19/26 4,150 4,509
3.593% due 07/21/28 (Ê) 180 194
Series WI
3.004% due 12/20/23 (Ê) 267 277
3.419% due 12/20/28 (Ê) 3,693 3,956
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 270 274
BankUnited, Inc.
4.875% due 11/17/25 2,879 3,067
Barrick NA Finance LLC
5.700% due 05/30/41 800 1,061
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,890 1,941
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,253 1,309
Becton Dickinson and Co.
3.363% due 06/06/24 1,220 1,296
3.734% due 12/15/24 2,989 3,226
4.685% due 12/15/44 79 96
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 496 240
5.165% due 08/01/44 156 71
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,132
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 950 1,202
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,175
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 170 144
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 1,329 1,325
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 971
4.800% due 05/03/29 1,963 1,726
Boeing Co. (The)
2.125% due 03/01/22 1,250 1,188
2.700% due 05/01/22 671 651
4.875% due 05/01/25 1,450 1,450
3.100% due 05/01/26 120 110
2.700% due 02/01/27 140 125
2.800% due 03/01/27 150 131
3.200% due 03/01/29 980 860
5.150% due 05/01/30 700 700
3.250% due 02/01/35 1,330 1,099
3.550% due 03/01/38 140 118
5.705% due 05/01/40 590 590
3.750% due 02/01/50 310 247
5.805% due 05/01/50 1,370 1,370
5.930% due 05/01/60 430 430
BP Capital Markets America, Inc.
2.937% due 04/06/23 50 52
2.750% due 05/10/23 2,953 3,039
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.216% due 11/28/23 1,520 1,590
3.790% due 02/06/24 100 106
3.410% due 02/11/26 500 527
3.119% due 05/04/26 800 834
3.633% due 04/06/30 330 356
3.000% due 02/24/50 1,250 1,188
Branch Banking and Trust Co.
Series 5YR
2.625% due 01/15/22 2,972 3,039
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 3,362 2,894
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 350 356
2.600% due 05/16/22 (Þ) 420 434
3.550% due 08/15/22 (Þ) 200 211
2.900% due 07/26/24 (Þ) 1,350 1,440
3.875% due 08/15/25 (Þ) 330 376
3.200% due 06/15/26 (Þ) 860 948
3.900% due 02/20/28 (Þ) 1,305 1,519
3.400% due 07/26/29 (Þ) 790 902
5.000% due 08/15/45 (Þ) 480 664
Broadcom, Inc.
4.700% due 04/15/25 (Þ) 920 1,014
Brown & Brown, Inc.
4.200% due 09/15/24 2,873 3,025
Buckeye Partners, LP
4.150% due 07/01/23 601 562
3.950% due 12/01/26 557 504
4.125% due 12/01/27 262 234
5.850% due 11/15/43 236 172
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,094
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,175
4.150% due 12/15/48 1,805 2,208
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 180 174
3.302% due 01/15/35 (Þ) 930 923
Capital One NA
Series BKNT
2.250% due 09/13/21 2,160 2,163
Cargill, Inc.
1.375% due 07/23/23 (Þ) 330 332
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 160 161
2.242% due 02/15/25 (Þ) 360 358
2.493% due 02/15/27 (Þ) 70 67
2.722% due 02/15/30 (Þ) 710 666
3.377% due 04/05/40 (Þ) 240 213
3.577% due 04/05/50 (Þ) 250 224
Caterpillar Financial Services Corp.
1.950% due 11/18/22 3,066 3,127
Caterpillar, Inc.
3.900% due 05/27/21 1,167 1,202
CBL & Associates, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.250% due 12/01/23 400 106
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 1,232 1,307
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 50
4.500% due 05/01/32 (Þ) 1,040 1,033
CDK Global, Inc.
Series WI
5.000% due 10/15/24 412 426
Centene Corp.
4.625% due 12/15/29 (Þ) 250 274
4.625% due 12/15/29 250 265
3.375% due 02/15/30 (Þ) 240 242
3.375% due 02/15/30 240 240
CenturyLink, Inc.
Series G
6.875% due 01/15/28 481 498
Series S
6.450% due 06/15/21 473 484
CF Industries, Inc.
3.450% due 06/01/23 261 264
5.150% due 03/15/34 540 562
4.950% due 06/01/43 117 120
5.375% due 03/15/44 210 217
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 647
5.750% due 04/01/48 2,520 3,151
4.800% due 03/01/50 160 181
Series WI
4.908% due 07/23/25 430 485
6.384% due 10/23/35 70 91
6.484% due 10/23/45 60 78
6.834% due 10/23/55 80 107
Chevron Corp.
2.566% due 05/16/23 1,973 2,061
Chubb INA Holdings, Inc.
3.350% due 05/03/26 260 285
Cigna Corp.
Series WI
3.400% due 09/17/21 300 308
3.750% due 07/15/23 642 685
4.125% due 11/15/25 640 718
4.375% due 10/15/28 1,680 1,920
Cimarex Energy Co.
4.375% due 06/01/24 150 138
3.900% due 05/15/27 1,060 933
4.375% due 03/15/29 500 435
Cintas Corp. No. 2
2.900% due 04/01/22 520 536
3.700% due 04/01/27 340 368
Cisco Systems, Inc.
1.850% due 09/20/21 3,281 3,336
Citigroup, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.350% due 08/02/21 1,750 1,766
4.050% due 07/30/22 295 310
3.106% due 04/08/26 (Ê) 210 220
4.450% due 09/29/27 1,240 1,359
3.980% due 03/20/30 (Ê) 300 330
4.412% due 03/31/31 (Ê) 670 769
8.125% due 07/15/39 1,655 2,725
5.300% due 05/06/44 671 846
4.750% due 05/18/46 110 133
4.650% due 07/23/48 1,425 1,745
Series 9-RG
4.650% due 07/30/45 889 1,071
Series P
5.950% due 12/31/49 (Ê)(ƒ) 1,510 1,522
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 889 471
CME Group, Inc.
5.300% due 09/15/43 200 284
CNH Industrial Capital LLC
3.875% due 10/15/21 1,188 1,201
4.200% due 01/15/24 2,151 2,244
CNOOC Finance USA LLC
3.500% due 05/05/25 1,340 1,422
Coca-Cola Co. (The)
2.200% due 05/25/22 2,960 3,054
2.950% due 03/25/25 130 141
1.450% due 06/01/27 340 339
4.125% due 03/25/40 110 135
4.200% due 03/25/50 890 1,135
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,923
Comcast Corp.
2.750% due 03/01/23 3,000 3,152
3.700% due 04/15/24 1,170 1,279
3.100% due 04/01/25 30 32
3.375% due 08/15/25 200 219
3.950% due 10/15/25 900 1,014
3.150% due 03/01/26 380 414
4.150% due 10/15/28 800 933
3.400% due 04/01/30 290 324
4.250% due 10/15/30 330 397
6.550% due 07/01/39 830 1,221
3.250% due 11/01/39 180 196
3.750% due 04/01/40 70 80
3.400% due 07/15/46 50 55
4.000% due 03/01/48 80 96
4.700% due 10/15/48 100 131
3.450% due 02/01/50 390 435
Series WI
3.999% due 11/01/49 207 246
Concho Resources, Inc.
4.375% due 01/15/25 370 367
3.750% due 10/01/27 600 585
4.300% due 08/15/28 1,170 1,190
Consolidated Edison Co. of New York,
Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
378 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 20A
3.350% due 04/01/30 180 198
Series 20B
3.950% due 04/01/50 140 167
Constellation Brands, Inc.
4.750% due 11/15/24 290 321
Continental Resources, Inc.
4.500% due 04/15/23 650 575
3.800% due 06/01/24 780 637
Series WI
4.375% due 01/15/28 440 339
Costco Wholesale Corp.
2.250% due 02/15/22 499 515
2.750% due 05/18/24 2,922 3,140
1.375% due 06/20/27 540 542
1.600% due 04/20/30 370 365
Crown Castle International Corp.
4.875% due 04/15/22 1,146 1,222
5.250% due 01/15/23 1,018 1,113
Crown European Holdings SA
7.375% due 12/15/26 402 440
CSC Holdings LLC
Series 144a
5.375% due 07/15/23 (Þ) 360 364
CVS Health Corp.
2.750% due 12/01/22 170 176
3.700% due 03/09/23 800 848
2.625% due 08/15/24 500 521
4.100% due 03/25/25 950 1,049
3.625% due 04/01/27 150 163
4.300% due 03/25/28 2,120 2,389
3.250% due 08/15/29 685 732
3.750% due 04/01/30 400 444
4.780% due 03/25/38 290 342
4.125% due 04/01/40 180 201
5.125% due 07/20/45 710 885
5.050% due 03/25/48 1,030 1,295
4.250% due 04/01/50 80 92
DCP Midstream LLC
3.875% due 03/15/23 763 633
8.125% due 08/16/30 392 306
6.750% due 09/15/37 (Þ) 288 173
5.600% due 04/01/44 175 91
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 110 64
Deere & Co.
3.100% due 04/15/30 100 110
3.750% due 04/15/50 560 666
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,620 1,652
Dell, Inc.
6.500% due 04/15/38 859 883
5.400% due 09/10/40 124 117
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 980 1,004
Series 2002-1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.718% due 01/02/23 247 240
Delta Air Lines, Inc.
3.625% due 03/15/22 1,036 925
2.900% due 10/28/24 170 133
Devon Energy Corp.
5.850% due 12/15/25 400 389
4.750% due 05/15/42 20 16
5.000% due 06/15/45 1,150 937
Devon Financing Co. LLC
7.875% due 09/30/31 650 648
Diageo Investment Corp.
2.875% due 05/11/22 600 623
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 (Ø) 81 9
4.875% due 11/01/43 (Ø) 178 19
Diamondback Energy, Inc.
3.250% due 12/01/26 30 26
3.500% due 12/01/29 270 233
Series WI
5.375% due 05/31/25 270 258
Discover Financial Services
3.750% due 03/04/25 1,326 1,342
4.100% due 02/09/27 3,174 3,175
Series BKNT
3.450% due 07/27/26 3,000 2,982
DISH DBS Corp.
Series WI
5.875% due 11/15/24 685 659
7.750% due 07/01/26 50 49
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 3,016 3,043
7.000% due 06/15/38 150 208
Domtar Corp.
6.750% due 02/15/44 2,722 2,822
DowDuPont, Inc.
5.419% due 11/15/48 2,381 3,049
DPL, Inc.
Series AI
4.350% due 04/15/29 164 159
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 562 708
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 276
4.250% due 12/15/41 100 124
Duke Energy Corp.
2.400% due 08/15/22 3,087 3,167
3.750% due 04/15/24 2,829 3,077
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 161
Duke Energy Progress LLC
3.000% due 09/15/21 300 307
Eaton Corp.
2.750% due 11/02/22 1,180 1,221
4.150% due 11/02/42 80 92
Edgewell Personal Care Co.
4.700% due 05/19/21 346 348

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 05/24/22 380 385
Edison International
4.125% due 03/15/28 2,972 3,106
Embarq Corp.
7.995% due 06/01/36 443 456
EMC Corp.
3.375% due 06/01/23 991 986
Enable Midstream Partners, LP
4.400% due 03/15/27 3,158 2,445
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 2,615
Energy Transfer Operating, LP
5.875% due 01/15/24 2,708 2,812
4.500% due 04/15/24 300 296
2.900% due 05/15/25 320 298
3.750% due 05/15/30 1,510 1,368
6.250% due 04/15/49 120 119
Series 10Y
4.950% due 06/15/28 160 157
Series F
6.750% due 12/31/99 (Ê)(ƒ) 370 281
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 368
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 2,822
Enterprise Products Operating LLC
3.500% due 02/01/22 2,934 3,002
4.150% due 10/16/28 1,010 1,092
2.800% due 01/31/30 380 373
7.550% due 04/15/38 40 51
4.850% due 03/15/44 40 43
4.200% due 01/31/50 920 908
3.700% due 01/31/51 270 251
EOG Resources, Inc.
4.150% due 01/15/26 200 221
4.375% due 04/15/30 120 134
3.900% due 04/01/35 520 561
4.950% due 04/15/50 150 180
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 460 432
EQT Corp.
3.900% due 10/01/27 1,565 1,315
7.000% due 02/01/30 725 685
EQT Midstream Partners LP
Series 30Y
6.500% due 07/15/48 100 80
ERP Operating, LP
4.625% due 12/15/21 1,567 1,640
Exelon Corp.
3.497% due 06/01/22 1,180 1,216
Series WI
3.950% due 06/15/25 1,876 2,072
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 2,732
Exxon Mobil Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.726% due 03/01/23 3,346 3,478
1.571% due 04/15/23 80 81
2.992% due 03/19/25 1,250 1,338
3.043% due 03/01/26 750 803
3.482% due 03/19/30 500 552
4.114% due 03/01/46 250 294
4.327% due 03/19/50 60 73
FedEx Corp.
4.500% due 02/01/65 1,136 1,073
FirstEnergy Corp.
Series C
7.375% due 11/15/31 3,420 5,010
4.850% due 07/15/47 180 231
Ford Holdings LLC
9.300% due 03/01/30 266 245
Ford Motor Co.
9.000% due 04/22/25 130 126
6.625% due 10/01/28 547 454
7.450% due 07/16/31 2,627 2,194
5.291% due 12/08/46 603 402
Ford Motor Credit Co. LLC
3.096% due 05/04/23 1,914 1,684
4.375% due 08/06/23 307 279
5.113% due 05/03/29 1,296 1,115
Series FXD
3.813% due 10/12/21 600 564
Fox Corp.
Series WI
4.709% due 01/25/29 40 46
5.476% due 01/25/39 1,330 1,691
Freeport-McMoRan, Inc.
3.550% due 03/01/22 1,030 1,038
4.550% due 11/14/24 10 10
5.400% due 11/14/34 489 460
5.450% due 03/15/43 1,771 1,630
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 1,113 1,177
General Dynamics Corp.
4.250% due 04/01/40 30 37
4.250% due 04/01/50 230 296
General Electric Co.
3.450% due 05/01/27 100 102
3.625% due 05/01/30 210 211
4.250% due 05/01/40 220 219
4.350% due 05/01/50 260 261
Series GMTN
3.100% due 01/09/23 679 693
6.150% due 08/07/37 583 687
6.875% due 01/10/39 1,780 2,215
Series MTNA
6.750% due 03/15/32 2,501 3,097
General Motors Co.
4.875% due 10/02/23 3,280 3,233
6.250% due 10/02/43 450 390
General Motors Financial Co., Inc.
4.375% due 09/25/21 150 148

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
380 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 11/06/21 1,435 1,406
3.550% due 07/08/22 2,085 2,019
4.250% due 05/15/23 100 98
Genworth Holdings, Inc.
4.900% due 08/15/23 180 155
6.500% due 06/15/34 791 652
Georgia Power Co.
2.850% due 05/15/22 1,120 1,152
Gilead Sciences, Inc.
3.650% due 03/01/26 170 191
4.750% due 03/01/46 315 424
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,138
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 243
4.125% due 03/12/24 (Þ) 2,160 2,215
4.000% due 03/27/27 (Þ) 1,060 1,073
3.875% due 10/27/27 (Þ) 170 169
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 533
5.300% due 01/15/29 1,806 1,733
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 1,900 1,984
5.750% due 01/24/22 1,865 1,996
3.500% due 04/01/25 220 234
3.272% due 09/29/25 (Ê) 525 550
4.250% due 10/21/25 1,410 1,512
3.500% due 11/16/26 590 626
4.223% due 05/01/29 (Ê) 880 975
6.345% due 02/15/34 1,495 1,902
6.450% due 05/01/36 320 420
6.750% due 10/01/37 1,550 2,126
4.411% due 04/23/39 (Ê) 230 260
6.250% due 02/01/41 460 638
5.150% due 05/22/45 940 1,142
4.750% due 10/21/45 1,000 1,210
Halliburton Co.
3.800% due 11/15/25 29 28
4.850% due 11/15/35 280 245
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 40
5.375% due 05/15/25 (Þ) 240 240
4.875% due 05/15/26 (Þ) 390 392
Harman International Industries, Inc.
4.150% due 05/15/25 1,003 1,074
HCA, Inc.
5.375% due 02/01/25 150 161
5.250% due 04/15/25 250 279
7.690% due 06/15/25 415 473
4.500% due 02/15/27 70 76
5.625% due 09/01/28 180 199
5.875% due 02/01/29 390 447
3.500% due 09/01/30 420 401
5.500% due 06/15/47 2,723 3,273
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 05/01/28 (Þ) 150 152
Series WI
5.125% due 05/01/26 100 99
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 20
Home Depot, Inc. (The)
3.250% due 03/01/22 2,106 2,208
2.625% due 06/01/22 1,088 1,135
2.500% due 04/15/27 220 232
2.700% due 04/15/30 330 352
3.300% due 04/15/40 360 392
3.900% due 06/15/47 60 71
3.350% due 04/15/50 1,010 1,114
Honeywell International, Inc.
1.850% due 11/01/21 3,028 3,077
Howmet Aerospace, Inc.
6.750% due 01/15/28 210 203
Humana, Inc.
3.150% due 12/01/22 100 104
3.950% due 03/15/27 330 361
4.625% due 12/01/42 150 177
4.950% due 10/01/44 120 149
4.800% due 03/15/47 2,682 3,358
Hyatt Hotels Corp.
4.850% due 03/15/26 920 902
Intel Corp.
3.300% due 10/01/21 2,932 3,043
3.700% due 07/29/25 150 168
4.600% due 03/25/40 220 288
4.750% due 03/25/50 1,360 1,874
4.950% due 03/25/60 530 755
International Business Machines Corp.
2.500% due 01/27/22 3,315 3,414
3.000% due 05/15/24 1,210 1,296
3.500% due 05/15/29 500 563
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,339
International Paper Co.
5.150% due 05/15/46 1,318 1,566
JC Penney Corp., Inc.
7.400% due 04/01/37 250 12
Jefferies Group LLC
6.500% due 01/20/43 2,635 2,780
Johnson & Johnson
2.050% due 03/01/23 3,009 3,096
3.625% due 03/03/37 350 418
JPMorgan Chase & Co.
4.350% due 08/15/21 900 936
4.500% due 01/24/22 2,800 2,956
3.875% due 09/10/24 1,300 1,398
4.023% due 12/05/24 (Ê) 1,130 1,221
2.083% due 04/22/26 (Ê) 850 861
4.125% due 12/15/26 390 431
4.250% due 10/01/27 210 236
4.203% due 07/23/29 (Ê) 480 542

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.452% due 12/05/29 (Ê) 230 265
8.750% due 09/01/30 800 1,128
2.522% due 04/22/31 (Ê) 470 480
4.950% due 06/01/45 700 885
3.109% due 04/22/51 (Ê) 130 134
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,268
5.500% due 03/01/44 40 45
Kinder Morgan, Inc.
5.625% due 11/15/23 (Þ) 2,837 3,109
4.300% due 06/01/25 370 395
4.300% due 03/01/28 910 965
5.550% due 06/01/45 310 355
5.050% due 02/15/46 200 216
5.200% due 03/01/48 180 203
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 56
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 137 141
6.750% due 03/15/32 10 12
6.875% due 01/26/39 417 500
7.125% due 08/01/39 (Þ) 10 12
4.625% due 10/01/39 (Þ) 10 10
5.000% due 06/04/42 435 441
4.875% due 10/01/49 (Þ) 771 766
Series WI
3.950% due 07/15/25 120 125
3.000% due 06/01/26 290 288
5.000% due 07/15/35 80 86
5.200% due 07/15/45 1,195 1,224
4.375% due 06/01/46 1,015 964
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,106
L Brands, Inc.
6.950% due 03/01/33 402 225
L3Harris Technologies, Inc.
5.054% due 04/27/45 260 325
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 352
Las Vegas Sands Corp.
3.200% due 08/08/24 1,030 991
3.500% due 08/18/26 200 190
Lennar Corp.
4.500% due 04/30/24 220 225
4.750% due 05/30/25 50 51
Series WI
5.000% due 06/15/27 20 20
4.750% due 11/29/27 700 718
Levi Strauss & Co.
Series 144a
5.000% due 05/01/25 (Þ) 300 303
Liberty Interactive LLC
8.250% due 02/01/30 294 262
Limited. Brands, Inc.
7.600% due 07/15/37 249 147
Lockheed Martin Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 05/15/36 100 125
Series 10YR
3.550% due 01/15/26 900 1,009
Lowe's Cos., Inc.
3.120% due 04/15/22 2,968 3,065
4.500% due 04/15/30 210 248
5.000% due 04/15/40 190 234
5.125% due 04/15/50 690 898
Macy's Retail Holdings, Inc.
3.625% due 06/01/24 290 205
4.500% due 12/15/34 345 197
6.375% due 03/15/37 50 32
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 638 621
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 873
Markel Corp.
5.000% due 05/20/49 2,599 2,964
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 306
3.200% due 04/01/30 (Þ) 450 499
Masco Corp.
4.375% due 04/01/26 1,038 1,080
Mastercard, Inc.
3.850% due 03/26/50 80 100
Mattel, Inc.
6.200% due 10/01/40 73 62
5.450% due 11/01/41 59 47
McDonald's Corp.
3.300% due 07/01/25 180 196
1.450% due 09/01/25 80 80
3.700% due 01/30/26 490 543
3.500% due 03/01/27 180 197
3.800% due 04/01/28 560 630
3.600% due 07/01/30 310 349
3.625% due 09/01/49 60 65
4.200% due 04/01/50 530 626
MDC Holdings, Inc.
5.500% due 01/15/24 572 580
Medtronic, Inc.
Series WI
3.150% due 03/15/22 1,171 1,222
3.500% due 03/15/25 285 318
MetLife, Inc.
6.400% due 12/15/36 670 750
Micron Technology, Inc.
2.497% due 04/24/23 440 448
Microsoft Corp.
2.650% due 11/03/22 1,755 1,845
2.875% due 02/06/24 1,910 2,055
2.700% due 02/12/25 240 260
2.400% due 08/08/26 520 559
3.300% due 02/06/27 2,190 2,471
3.450% due 08/08/36 20 23
3.750% due 02/12/45 1,000 1,221

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
382 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,068
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,863
Mondelez International, Inc.
2.125% due 04/13/23 160 163
3.625% due 05/07/23 2,868 3,047
1.500% due 05/04/25 360 358
Morgan Stanley
3.737% due 04/24/24 (Ê) 690 731
2.188% due 04/28/26 (Ê) 130 131
3.622% due 04/01/31 (Ê) 1,590 1,748
Series GMTN
3.772% due 01/24/29 (Ê) 120 132
4.431% due 01/23/30 (Ê) 40 46
2.699% due 01/22/31 (Ê) 2,200 2,252
5.597% due 03/24/51 (Ê) 160 228
MPLX, LP
4.800% due 02/15/29 800 807
4.500% due 04/15/38 360 321
4.700% due 04/15/48 360 322
5.500% due 02/15/49 290 288
Series WI
4.500% due 07/15/23 200 200
4.875% due 06/01/25 350 342
MUFG Union Bank, NA
Series BKNT
3.150% due 04/01/22 1,596 1,642
Murphy Oil Corp.
7.050% due 05/01/29 30 19
5.875% due 12/01/42 130 76
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 420 420
1.500% due 04/23/25 (Þ) 340 342
Navient Corp.
Series MTN
5.625% due 08/01/33 637 481
NBCUniversal Media LLC
2.875% due 01/15/23 1,970 2,075
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,101
Nevada Power Co.
5.450% due 05/15/41 1,148 1,510
Newell Brands, Inc.
4.000% due 06/15/22 555 559
3.850% due 04/01/23 264 269
4.200% due 04/01/26 20 20
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 1,190 1,246
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,526
Nike, Inc.
2.400% due 03/27/25 250 263
2.750% due 03/27/27 50 54
2.850% due 03/27/30 450 489
3.250% due 03/27/40 290 314
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 03/27/50 980 1,096
Noble Energy, Inc.
3.850% due 01/15/28 920 734
5.250% due 11/15/43 100 74
4.950% due 08/15/47 130 92
Noble Holding International, Ltd.
7.950% due 04/01/25 240 2
5.250% due 03/15/42 150 1
8.950% due 04/01/45 146 1
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,047
Northrop Grumman Corp.
2.550% due 10/15/22 1,561 1,616
2.930% due 01/15/25 440 467
5.250% due 05/01/50 370 526
Series F0TZ
3.250% due 01/15/28 1,230 1,337
Novartis Capital Corp.
2.400% due 05/17/22 2,981 3,077
Nucor Corp.
4.000% due 08/01/23 3,047 3,263
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 462
NVIDIA Corp.
2.850% due 04/01/30 240 260
3.500% due 04/01/40 650 729
3.500% due 04/01/50 1,580 1,804
3.700% due 04/01/60 480 558
Occidental Petroleum Corp.
2.600% due 08/13/21 360 337
3.125% due 02/15/22 200 182
2.700% due 08/15/22 370 322
6.950% due 07/01/24 1,100 946
2.900% due 08/15/24 2,573 1,955
3.500% due 06/15/25 104 75
5.550% due 03/15/26 710 549
3.400% due 04/15/26 1,021 730
3.000% due 02/15/27 870 618
3.500% due 08/15/29 1,000 700
6.450% due 09/15/36 770 562
4.500% due 07/15/44 750 454
4.625% due 06/15/45 200 122
6.600% due 03/15/46 470 348
4.400% due 04/15/46 150 94
4.100% due 02/15/47 1,080 648
4.200% due 03/15/48 310 185
Oceaneering International, Inc.
4.650% due 11/15/24 355 184
ONEOK, Inc.
4.900% due 03/15/25 2,921 2,907
4.350% due 03/15/29 2,829 2,514
Oracle Corp.
2.625% due 02/15/23 2,981 3,118
Otis Worldwide Corp.
2.056% due 04/05/25 (Þ) 230 234
2.293% due 04/05/27 (Þ) 240 242

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.565% due 02/15/30 (Þ) 700 704
PacifiCorp
6.000% due 01/15/39 970 1,395
4.100% due 02/01/42 1,710 2,055
Pactiv LLC
7.950% due 12/15/25 202 213
8.375% due 04/15/27 125 130
PepsiCo, Inc.
3.100% due 07/17/22 3,126 3,284
0.750% due 05/01/23 510 509
2.250% due 03/19/25 50 53
2.625% due 03/19/27 40 43
1.625% due 05/01/30 420 417
2.875% due 10/15/49 170 181
3.625% due 03/19/50 70 84
3.875% due 03/19/60 140 174
Pfizer, Inc.
2.625% due 04/01/30 490 528
Philip Morris International, Inc.
2.500% due 08/22/22 600 620
1.125% due 05/01/23 260 260
2.100% due 05/01/30 300 296
4.500% due 03/20/42 220 257
Series 5YR
2.500% due 11/02/22 2,302 2,386
Series NCD
2.375% due 08/17/22 730 750
Phillips 66
3.900% due 03/15/28 2,897 3,083
Plains All American Pipeline, LP
3.600% due 11/01/24 2,923 2,753
PNC Financial Services Group, Inc.
(The)
3.300% due 03/08/22 2,948 3,067
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,314
4.375% due 06/15/45 342 407
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 360 353
5.750% due 04/15/26 (Þ) 250 246
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,068 1,106
2.450% due 03/25/25 210 225
2.800% due 03/25/27 80 88
3.000% due 03/25/30 260 295
3.550% due 03/25/40 330 396
3.600% due 03/25/50 430 545
Series SA06
2.300% due 02/06/22 2,134 2,198
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,038
PSEG Power LLC
8.625% due 04/15/31 896 1,198
PulteGroup, Inc.
7.875% due 06/15/32 187 215
6.375% due 05/15/33 104 110
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/15/35 205 217
Qwest Corp.
6.750% due 12/01/21 724 757
Range Resources Corp.
5.000% due 03/15/23 300 264
Series WI
4.875% due 05/15/25 640 496
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 375 512
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 1,159 1,165
Republic Services, Inc.
2.500% due 08/15/24 280 291
Reynolds American, Inc.
5.850% due 08/15/45 310 363
Rockwell Collins, Inc.
3.200% due 03/15/24 3,032 3,220
Rohm & Haas Co.
7.850% due 07/15/29 2,242 3,052
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 100 78
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 398
Safeway, Inc.
7.250% due 02/01/31 479 501
Salesforce.com, Inc.
3.250% due 04/11/23 390 416
3.700% due 04/11/28 110 125
Santander Holdings USA, Inc.
4.500% due 07/17/25 100 103
Series FXD
3.500% due 06/07/24 1,456 1,472
Series WI
3.244% due 10/05/26 1,550 1,506
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 661 730
Senior Housing Properties Trust
4.750% due 02/15/28 667 571
Service Properties Trust
4.375% due 02/15/30 3,173 2,433
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,421
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,156
Simon Property Group, LP
2.750% due 02/01/23 2,000 1,983
SLM Corp.
7.250% due 01/25/22 209 205
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,611 2,939
Southern Co. (The)
2.950% due 07/01/23 2,961 3,121

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
384 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Power Co.
5.150% due 09/15/41 1,250 1,400
Southwestern Energy Co.
6.200% due 01/23/25 1,089 964
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 2,978
Spirit AeroSystems, Inc.
3.950% due 06/15/23 172 149
3.850% due 06/15/26 306 279
4.600% due 06/15/28 460 363
Sprint Capital Corp.
8.750% due 03/15/32 1,799 2,528
Sprint Corp.
6.875% due 11/15/28 1,602 1,929
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 75 75
4.738% due 03/20/25 (Þ) 630 663
Starbucks Corp.
3.100% due 03/01/23 2,927 3,055
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 2,546
5.300% due 04/01/44 50 43
Synchrony Financial
5.150% due 03/19/29 2,751 2,721
Series BKNT
3.000% due 06/15/22 852 836
Sysco Corp.
2.400% due 02/15/30 3,115 2,850
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 (Þ) 230 196
Target Corp.
2.250% due 04/15/25 430 452
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 509
4.375% due 09/15/54 (Ê)(Þ) 200 220
Tenet Healthcare Corp.
6.875% due 11/15/31 255 221
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 350 332
Texas Instruments, Inc.
1.750% due 05/04/30 270 269
Thermo Fisher Scientific, Inc.
4.150% due 02/01/24 2,802 3,095
Time Warner Cable LLC
7.300% due 07/01/38 400 528
6.750% due 06/15/39 70 89
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,223
TJX Cos., Inc.
3.500% due 04/15/25 310 334
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 04/15/24 10 10
3.500% due 04/15/25 (Þ) 1,470 1,543
3.750% due 04/15/27 (Þ) 90 96
3.875% due 04/15/30 (Þ) 1,160 1,269
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 160
Toyota Motor Credit Corp.
3.400% due 09/15/21 1,958 2,013
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,132
TransDigm Group, Inc.
8.000% due 12/15/25 (Þ) 120 125
6.250% due 03/15/26 (Þ) 290 284
Transocean, Inc.
7.500% due 04/15/31 237 57
6.800% due 03/15/38 179 38
Trinity Industries, Inc.
4.550% due 10/01/24 619 570
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 2,900 2,966
Tyson Foods, Inc.
3.950% due 08/15/24 2,521 2,760
Unilever Capital Corp.
1.375% due 07/28/21 1,082 1,090
Union Pacific Corp.
3.500% due 06/08/23 1,200 1,274
3.750% due 07/15/25 80 89
3.950% due 09/10/28 1,360 1,544
2.400% due 02/05/30 600 616
3.839% due 03/20/60 (Þ) 390 423
3.750% due 02/05/70 560 592
United Parcel Service, Inc.
2.350% due 05/16/22 1,262 1,304
3.900% due 04/01/25 3,884 4,331
United Rentals NA, Inc.
6.500% due 12/15/26 50 52
3.875% due 11/15/27 60 59
4.875% due 01/15/28 100 99
5.250% due 01/15/30 750 752
United States Steel Corp.
6.650% due 06/01/37 570 354
United Technologies Corp.
3.650% due 08/16/23 295 319
4.125% due 11/16/28 340 394
4.500% due 06/01/42 160 204
UnitedHealth Group, Inc.
2.875% due 03/15/22 2,986 3,085
2.375% due 10/15/22 70 72
3.500% due 06/15/23 150 162
3.875% due 12/15/28 130 149
2.875% due 08/15/29 600 648
5.700% due 10/15/40 400 568
4.250% due 06/15/48 120 150
4.450% due 12/15/48 80 103

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 08/15/49 80 94
3.875% due 08/15/59 280 339
USAA Capital Corp.
1.500% due 05/01/23 (Þ) 150 151
Valero Energy Corp.
4.500% due 03/15/28 3,000 3,110
10.500% due 03/15/39 800 1,216
VEREIT Operating Partnership LP
4.600% due 02/06/24 3,113 3,101
Verizon Communications, Inc.
3.500% due 11/01/24 30 33
2.625% due 08/15/26 150 159
3.000% due 03/22/27 150 162
3.150% due 03/22/30 380 421
7.750% due 12/01/30 800 1,196
4.500% due 08/10/33 1,000 1,238
5.250% due 03/16/37 890 1,183
4.125% due 08/15/46 270 329
5.500% due 03/16/47 50 72
4.000% due 03/22/50 180 225
Series WI
2.946% due 03/15/22 2,972 3,092
3.376% due 02/15/25 791 867
4.329% due 09/21/28 166 197
4.862% due 08/21/46 390 526
ViacomCBS, Inc.
3.875% due 04/01/24 150 154
Visa, Inc.
4.300% due 12/14/45 2,780 3,667
Series 7YR
2.800% due 12/14/22 2,920 3,069
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 1,580 1,589
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 244
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 2,906 2,952
Vornado Realty Trust
3.500% due 01/15/25 3,391 3,235
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (Ê) 3,276 2,998
Walgreen Co.
3.100% due 09/15/22 2,975 3,066
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 2,939 2,999
Walmart, Inc.
3.125% due 06/23/21 1,180 1,215
3.400% due 06/26/23 2,089 2,257
3.700% due 06/26/28 1,110 1,287
Walt Disney Co. (The)
2.350% due 12/01/22 3,367 3,482
Series WI
6.650% due 11/15/37 200 297
Washington Prime Group, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 08/15/24 939 522
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,299
3.200% due 06/15/26 410 449
3.450% due 06/15/29 190 215
4.150% due 07/15/49 80 101
Wells Fargo & Co.
3.500% due 03/08/22 3,088 3,200
1.990% due 10/31/23 (Ê) 200 199
2.188% due 04/30/26 (Ê) 130 131
3.000% due 10/23/26 920 962
3.196% due 06/17/27 (Ê) 500 528
4.150% due 01/24/29 1,715 1,938
2.879% due 10/30/30 (Ê) 1,660 1,698
4.478% due 04/04/31 (Ê) 330 384
5.375% due 11/02/43 200 252
4.400% due 06/14/46 160 181
4.750% due 12/07/46 2,830 3,346
5.013% due 04/04/51 (Ê) 4,370 5,757
Series GMTN
4.900% due 11/17/45 1,700 2,048
Western Gas Partners, LP
5.450% due 04/01/44 3,319 2,506
Western Midstream Operating, LP
2.161% due 01/13/23 (Ê) 140 114
3.100% due 02/01/25 390 356
4.650% due 07/01/26 240 212
4.500% due 03/01/28 130 115
4.050% due 02/01/30 1,360 1,241
5.250% due 02/01/50 340 268
Williams Cos., Inc. (The)
3.600% due 03/15/22 1,000 1,012
7.750% due 06/15/31 300 355
8.750% due 03/15/32 2,135 2,772
5.800% due 11/15/43 430 463
Series A
7.500% due 01/15/31 390 458
WPX Energy, Inc.
5.250% due 10/15/27 140 122
4.500% due 01/15/30 60 49
Wyndham Destinations, Inc.
5.750% due 04/01/27 456 399
Wyndham Worldwide Corp.
4.250% due 03/01/22 96 91
3.900% due 03/01/23 368 321
5.400% due 04/01/24 178 156
6.350% due 10/01/25 17 15
Xerox Corp.
4.500% due 05/15/21 141 142
4.125% due 03/15/23 747 743
3.800% due 05/15/24 399 387
6.750% due 12/15/39 451 435
Yum! Brands, Inc.
3.750% due 11/01/21 68 68
3.875% due 11/01/23 676 686
6.875% due 11/15/37 288 292

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
386 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
793,118
International Debt - 12.5%
1011778 B.C. ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 490 490
1011778 B.C. Unlimited Liability Co.
Term Loan B4
2.154% due 11/19/26 (Ê) 1,499 1,402
ABN AMRO Bank NV
3.400% due 08/27/21 (Þ) 3,450 3,543
4.750% due 07/28/25 (Þ) 400 427
Abu Dhabi Government International
Bond
3.875% due 04/16/50 (Þ) 1,570 1,672
Series C
2.500% due 10/11/22 (Þ) 1,130 1,153
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 179
4.875% due 01/16/24 3,327 3,103
Series WI
5.000% due 10/01/21 550 529
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 1,490 1,499
Alcoa Nederland Holding BV
7.000% due 09/30/26 (Þ) 300 297
6.125% due 05/15/28 (Þ) 250 242
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 2,651 2,700
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 2,949
Allergan Funding SCS
3.450% due 03/15/22 1,350 1,383
3.800% due 03/15/25 610 651
Altrice France SA Term Loan B12
4.502% due 01/31/26 (Ê) 450 415
Ambac LSNI LLC
6.450% due 02/12/23 (Ê)(Þ) 16,426 15,605
America Movil SAB de CV
3.125% due 07/16/22 3,061 3,127
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 380 382
3.625% due 09/11/24 (Þ) 950 951
4.750% due 04/10/27 (Þ) 480 495
ArcelorMittal SA
3.600% due 07/16/24 590 565
6.125% due 06/01/25 690 707
4.550% due 03/11/26 260 251
Argentine Republic Government
International Bond
5.625% due 01/26/22 2,160 597
6.875% due 01/11/48 300 70
Series NY
2.661% due 03/31/29 (~)(Ê) 1,530 476
Series WI
7.500% due 04/22/26 290 77
Ashtead Capital, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 05/01/28 (Þ) 570 544
AstraZeneca PLC
2.375% due 06/12/22 1,676 1,719
Athene Holding, Ltd.
4.125% due 01/12/28 1,455 1,376
Avon Products, Inc.
7.000% due 03/15/23 683 650
8.950% due 03/15/43 72 70
Axis Bank, Ltd.
3.000% due 08/08/22 (Þ) 3,134 3,055
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 2,593
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 2,914
Banco Santander SA
2.431% due 04/12/23 (Ê) 200 193
3.848% due 04/12/23 200 207
2.706% due 06/27/24 1,000 1,027
4.379% due 04/12/28 800 866
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,606
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 3,022 2,924
Bank of Montreal
2.050% due 11/01/22 3,035 3,089
3.803% due 12/15/32 (Ê) 120 124
Bank of New Zealand
3.500% due 02/20/24 (Þ) 5,980 6,270
Bank of Nova Scotia (The)
Series BKNT
2.450% due 09/19/22 2,982 3,079
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 244 247
Barclays PLC
4.338% due 05/16/24 (Ê) 600 631
4.972% due 05/16/29 (Ê) 340 383
5.088% due 06/20/30 (Ê) 1,380 1,495
4.950% due 01/10/47 2,737 3,279
BAT Capital Corp.
Series WI
4.540% due 08/15/47 720 748
Bausch Health Cos., Inc.
7.250% due 05/30/29 (Þ) 270 288
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 2,880 2,934
BHP Billiton Finance USA, Ltd.
5.000% due 09/30/43 260 354
6.750% due 10/19/75 (Ê)(Þ) 2,200 2,459
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.982% due 10/22/30 (Ê)(Þ) 2,371 2,313
BNP Paribas SA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 01/09/25 (Þ) 320 333
4.705% due 01/10/25 (Ê)(Þ) 1,250 1,351
4.625% due 03/13/27 (Þ) 450 488
4.400% due 08/14/28 (Þ) 1,490 1,649
4.375% due 03/01/33 (Ê)(Þ) 240 256
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 780 917
BP Capital Markets PLC
3.561% due 11/01/21 1,100 1,130
3.245% due 05/06/22 1,092 1,125
Brazil Government International Bond
4.625% due 01/13/28 3,960 4,092
5.625% due 01/07/41 2,860 2,853
5.000% due 01/27/45 2,990 2,781
Brookfield Finance, Inc.
4.000% due 04/01/24 2,769 2,928
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 2,978 3,060
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 90 90
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
2.909% due 10/20/28 (Ê)(Þ) 6,785 6,498
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,388
Series WI
5.500% due 11/02/47 1,297 1,219
Cenovus Energy, Inc.
3.000% due 08/15/22 732 646
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 3,079 3,076
Colombia Government International
Bond
5.625% due 02/26/44 1,420 1,524
Commonwealth Bank of Australia
2.000% due 09/06/21 (Þ) 845 854
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 642
4.375% due 08/04/25 3,350 3,614
Credit Suisse European Mortgage
Capital, Ltd.
Series 2019-2 Class A
3.697% due 07/31/21 (Ê)(Š)(Þ) 2,315 2,301
Credit Suisse Group AG
2.950% due 04/09/25 530 558
2.593% due 09/11/25 (Ê)(Þ) 250 249
4.194% due 04/01/31 (Ê)(Þ) 510 554
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 90
Daimler Finance NA LLC
2.200% due 10/30/21 (Þ) 3,015 2,964
Danone SA
2.589% due 11/02/23 (Þ) 4,695 4,865
Danske Bank A/S
5.000% due 01/12/22 (Þ) 4,516 4,669
3.001% due 09/20/22 (Ê)(Þ) 510 511
3.875% due 09/12/23 (Þ) 230 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 01/12/24 (Þ) 490 529
Delhaize America, Inc.
9.000% due 04/15/31 809 1,202
Deutsche Bank AG
4.500% due 04/01/25 629 595
4.296% due 05/24/28 (Ê) 709 639
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 1,081 1,084
2.820% due 01/19/22 (Þ) 160 164
DNB Bank ASA
2.150% due 12/02/22 (Þ) 3,189 3,257
DP World PLC
5.625% due 09/25/48 (Þ) 980 936
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
2.892% due 08/15/30 (Ê)(Þ) 3,028 2,959
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 1,064 927
Ecopetrol SA
5.875% due 09/18/23 3,127 3,217
5.875% due 05/28/45 1,210 1,061
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 533
Electricite de France SA
6.000% due 01/22/14 (Þ) 1,180 1,550
Enbridge, Inc.
3.700% due 07/15/27 2,850 2,876
Enel SpA
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,044
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 2,786
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 446
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.404% due 11/30/23 (Ê) 411 380
Froneri International Ltd. Term Loan
2.654% due 01/31/27 (Ê) 450 415
Garda World Security Corp. 1st Lien
Term Loan B
6.390% due 10/17/26 (Ê) 275 264
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,964
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 3,000 3,120
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 240 241
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 119 117
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,288
2.875% due 06/01/22 1,933 2,007

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
388 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.841% due 04/15/31 (Ê)(Þ) 3,133 3,015
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.137% due 11/15/27 (~)(Ê) 1,157 1,119
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,063
HSBC Holdings PLC
2.650% due 01/05/22 1,991 2,021
4.250% due 08/18/25 670 714
4.583% due 06/19/29 (Ê) 1,980 2,236
4.950% due 03/31/30 200 237
3.973% due 05/22/30 (Ê) 900 984
6.500% due 12/31/99 (Ê)(ƒ) 710 705
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,880
Indonesia Government International
Bond
3.500% due 01/11/28 440 443
5.125% due 01/15/45 (Þ) 410 460
4.350% due 01/11/48 490 505
3.700% due 10/30/49 1,970 1,921
Series DmtN
3.850% due 07/18/27 (Þ) 200 206
Series REGS
3.750% due 04/25/22 1,550 1,574
5.125% due 01/15/45 400 449
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,497
3.375% due 01/12/23 (Þ) 2,323 2,327
5.017% due 06/26/24 (Þ) 1,840 1,840
5.710% due 01/15/26 (Þ) 400 408
3.875% due 01/12/28 (Þ) 1,171 1,151
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,140
KazMunajGaz
6.375% due 10/24/48 (Þ) 250 259
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 420 385
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,200 1,316
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ) 5,278 5,089
Lloyds Banking Group PLC
3.900% due 03/12/24 900 946
4.500% due 11/04/24 600 638
4.375% due 03/22/28 200 222
4.550% due 08/16/28 210 235
4.344% due 01/09/48 2,984 3,266
6.413% due 01/29/49 (Ê)(ƒ)(Þ) 225 235
Series 144a
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 343 377
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,937
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LYB International Finance BV
4.000% due 07/15/23 1,033 1,073
8.100% due 03/15/27 (Þ) 865 1,120
LyondellBasell Industries NV
6.000% due 11/15/21 3,004 3,158
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
2.975% due 07/29/30 (Ê)(Þ) 4,180 4,123
Madison Park Funding XXVII, Ltd.
Series 2018-27A Class A1A
2.849% due 04/20/30 (Ê)(Þ) 3,075 2,954
Magnolia Finance XI DAC
2.224% due 08/13/24 (Š) 1,170 1,065
Series 2019-1OTF Class A
4.670% due 08/09/24 (Ê)(Þ) 1,134 1,032
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 2,583 2,365
Methanex Corp.
4.250% due 12/01/24 229 205
5.650% due 12/01/44 477 326
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
4.350% due 01/15/47 3,420 3,007
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 310 317
2.623% due 07/18/22 3,166 3,228
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 300 305
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 227
7.143% due 02/23/30 (Þ) 320 240
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 616
Nutrien, Ltd.
3.625% due 03/15/24 1,245 1,306
3.000% due 04/01/25 1,301 1,325
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 1,015 1,080
2.700% due 05/01/25 (Þ) 210 213
OCP SA
4.500% due 10/22/25 (Þ) 330 341
Panama Government International Bond
4.500% due 04/01/56 560 632
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 1,000 922
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 3,495 3,663
Peru Government International Bond
6.550% due 03/14/37 10 14
5.625% due 11/18/50 880 1,316
Petrobras Global Finance BV
6.250% due 03/17/24 130 132
7.375% due 01/17/27 620 647
Series WI
5.299% due 01/27/25 7,705 7,493

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Petroleos Mexicanos
3.500% due 01/30/23 200 176
Series WI
4.625% due 09/21/23 250 221
6.875% due 08/04/26 1,030 853
Prosus NV
4.850% due 07/06/27 (Þ) 750 806
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 450 124
7.875% due 06/15/27 (~)(Ê)(Þ) 400 106
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 721
4.817% due 03/14/49 (Þ) 1,700 2,045
4.400% due 04/16/50 (Þ) 410 466
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,013
Republic of Peru Government
International Bond
2.783% due 01/23/31 310 320
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 1,950 2,007
1.600% due 04/17/23 780 783
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 500 536
3.875% due 09/12/23 680 712
5.125% due 05/28/24 1,500 1,595
4.519% due 06/25/24 (Ê) 200 212
4.269% due 03/22/25 (Ê) 500 533
7.648% due 12/31/49 (Ê)(ƒ) 706 973
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,011
Sands China, Ltd.
Series WI
4.600% due 08/08/23 750 771
5.125% due 08/08/25 420 438
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,113
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 988 1,036
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,107
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,470 1,519
SFR Group SA
7.375% due 05/01/26 (Þ) 230 240
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.848% due 04/13/31 (Ê)(Þ) 5,390 5,055
Series 2019-9A Class AR
2.949% due 10/20/28 (Ê)(Þ) 3,287 3,193
Shell International Finance BV
1.750% due 09/12/21 1,964 1,973
2.375% due 08/21/22 1,270 1,294
2.750% due 04/06/30 460 476
4.375% due 05/11/45 550 646
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 05/10/46 930 1,051
3.250% due 04/06/50 880 904
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,069
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 3,016 3,061
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 2,027 2,111
Class C
2.900% due 05/27/22 (Þ) 1,245 1,291
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 573
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 365 431
Societe Generale SA
5.000% due 01/17/24 (Þ) 2,968 3,114
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.831% due 04/15/31 (Ê)(Þ) 6,000 5,560
Southern Copper Corp.
5.250% due 11/08/42 2,710 2,839
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 2,970
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 250 264
Stars Group Holdings BV Term Loan B
4.950% due 07/10/25 (Ê) 34 34
State of Israel Government International
Bond
2.750% due 07/03/30 500 525
3.875% due 07/03/50 270 299
Statoil ASA
3.150% due 01/23/22 1,645 1,694
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 450 453
Suncor Energy, Inc.
3.600% due 12/01/24 2,852 2,939
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 431
Teck Resources, Ltd.
6.000% due 08/15/40 20 19
Telecom Italia SpA
6.375% due 11/15/33 209 225
6.000% due 09/30/34 394 408
7.200% due 07/18/36 531 596
7.721% due 06/04/38 562 652
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 981 1,017
Telefonica Emisiones SA
5.213% due 03/08/47 700 837
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,045
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 142

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
390 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2
3.650% due 11/10/21 90 88
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 220 213
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 850 828
2.800% due 07/21/23 1,130 1,038
3.150% due 10/01/26 360 313
Series WI
6.000% due 04/15/24 220 219
Teva Pharmaceutical Industries, Ltd.
7.125% due 01/31/25 (Þ) 620 642
Textainer Marine Containers, Ltd.
Series 2017-2A Class A
3.520% due 06/20/42 (Þ) 4,241 4,042
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 492
1.800% due 07/13/21 3,041 3,066
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,185
Total Capital International SA
3.750% due 04/10/24 2,826 3,037
Total Capital SA
4.250% due 12/15/21 1,139 1,190
Toyota Industries Corp.
3.110% due 03/12/22 (Þ) 275 280
TransAlta Corp.
4.500% due 11/15/22 564 549
6.500% due 03/15/40 281 244
Trust F/1401
6.390% due 01/15/50 (Þ) 1,794 1,599
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 1,200 1,093
UBS AG
1.750% due 04/21/22 (Þ) 870 874
UBS Group AG
3.491% due 05/23/23 (Þ) 1,000 1,029
4.253% due 03/23/28 (Þ) 1,050 1,160
3.126% due 08/13/30 (Ê)(Þ) 400 417
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 2,510 2,582
UniCredit SpA
6.572% due 01/14/22 (Þ) 4,247 4,380
7.296% due 04/02/34 (Ê)(Þ) 231 248
Unilever Capital Corp.
3.125% due 03/22/23 2,148 2,291
Valaris PLC
4.875% due 06/01/22 333 41
5.750% due 10/01/44 151 12
Vale Overseas, Ltd.
6.875% due 11/21/36 1,374 1,597
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 20 21
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 363
Vodafone Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 05/30/28 950 1,089
7.000% due 04/04/79 (Ê) 466 533
Voya CLO, Ltd.
Series 2018-3A Class A1R
3.009% due 10/20/31 (Ê)(Þ) 5,690 5,404
Ziggo Secured Finance BV Term Loan I
3.314% due 04/30/28 (Ê) 19 18
409,537
Loan Agreements - 1.4%
Air Medical Group Holdings, Inc. Term
Loan B1
4.250% due 04/28/22 (Ê) 371 339
Allied Universal Holdco Term Loan B
4.654% due 07/12/26 (Ê) 1,359 1,261
American Airlines, Inc. Incremental
Term Loan
2.814% due 12/14/23 (Ê) 322 246
Api Group DE, Inc. Term Loan B
2.904% due 10/01/26 (Ê) 1,377 1,324
Aramark Services, Inc. 1st Lien Term
Loan B3
2.154% due 03/11/25 (Ê) 333 311
Asurion LLC 1st Lien Term Loan B7
3.404% due 11/03/24 (Ê) 763 727
Asurion LLC Term Loan B4
4.000% due 08/04/22 (Ê) 539 518
Atlantic Aviation FBO, Inc. Term Loan B
4.160% due 12/06/25 (Ê) 119 106
Bausch Health Americas, Inc. Term
Loan B
3.718% due 06/01/25 (Ê) 386 373
Berry Global, Inc. Term Loan W
2.829% due 10/01/22 (Ê) 522 508
Brickman Group, Ltd. 1st Lien Term
Loan B
3.250% due 08/15/25 (Ê) 113 107
2.938% due 08/15/25 (Ê) 93 88
Caesars Entertainment Operating Co.
LLC Exit Term Loan
2.404% due 10/06/24 (Ê) 561 540
Caesars Resort Collection LLC 1st Lien
Term Loan B
3.154% due 12/22/24 (Ê) 631 531
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 1,545 1,485
Charter Communications Operating LLC
Term Loan B1
2.160% due 04/30/25 (~)(Ê) 1,232 1,193
Citadel Securities, LP Term Loan B
3.154% due 02/27/26 (Ê) 1,194 1,140
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (Ê) 85 75
Dcert Buyer, Inc. Term Loan B
4.404% due 10/16/26 (Ê) 1,380 1,295
Deerfield Dakota Holding, LLC 2020
USD Term Loan B
4.750% due 04/14/27 (Ê) 1,020 969
Dell International LLC Term Loan B

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 09/19/25 (Ê) 845 822
Delta Air Lines, Inc.
0.000% due 04/29/23 (~)(Ê)(v) 850 845
Diamond Sports Group LLC Term Loan
3.820% due 08/24/26 (Ê) 39 32
Edelman Financial Center LLC 1st Lien
Term Loan
3.570% due 07/19/25 (Ê) 316 283
Elanco Animal Health, Inc. Term Loan B
0.000% due 02/06/27 (~)(Ê)(v) 1,080 1,041
Eyecare Partners LLC Delayed Draw
Term Loan
0.500% due 02/20/27 (Ê)(
ƕ
) 47 39
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 203 167
First Eagle Holdings, Inc. Term Loan B
3.950% due 02/02/27 (Ê) 227 210
Focus Financial Partners LLC Term Loan
2.404% due 07/03/24 (Ê) 626 591
Genesee & Wyoming, Inc. New Term
Loan
3.450% due 12/30/26 (Ê) 1,120 1,081
Golden Nugget, Inc. 1st Lien Term Loan
B
3.695% due 10/04/23 (Ê) 465 371
4.250% due 10/04/23 (Ê) 615 491
HCA, Inc. Term Loan B12
2.154% due 03/13/25 (Ê) 196 192
Hilton Worldwide Finance LLC Term
Loan B
2.237% due 06/21/26 (Ê) 1,378 1,305
iHeartCommunications, Inc. Term Loan
3.404% due 05/01/26 (Ê) 1,107 990
Intrawest Resorts Holdings, Inc. Term
Loan B1
3.154% due 07/31/24 (Ê) 593 546
Jaguar Holding Co. II 1st Lien Term
Loan
2.904% due 08/18/22 (Ê) 725 709
Jane Street Group LLC Term Loan
4.613% due 01/07/25 (Ê) 1,371 1,295
Level 3 Financing, Inc. Term Loan B
2.154% due 03/01/27 (Ê) 649 620
MA Finance Co. LLC Term Loan B
2.904% due 06/21/24 (Ê) 14 13
McAfee LLC Term Loan B
4.188% due 09/29/24 (Ê) 1,370 1,308
Michaels Stores, Inc. 1st Lien Term
Loan B
3.500% due 01/30/23 (Ê) 82 67
3.558% due 01/30/23 (Ê) 49 40
3.568% due 01/30/23 (Ê) 47 39
MultiPlan, Inc. Term Loan B
4.200% due 05/25/23 (Ê) 846 776
Nexstar Broadcasting, Inc. Term Loan B4
3.735% due 09/19/26 (Ê) 1,524 1,427
Option Care Health Inc. Term Loan B
4.904% due 08/06/26 (Ê) 1,377 1,284
Panther BF Aggregator, LP Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.904% due 04/30/26 (Ê) 1,373 1,240
Party City Holdings, Inc. Term Loan B
3.250% due 08/19/22 (Ê) 11 5
4.100% due 08/19/22 (Ê) 280 137
PCI Gaming Authority Term Loan
2.904% due 05/31/26 (Ê) 272 251
Phoenix Guarantor, Inc. Term Loan B
4.079% due 03/05/26 (Ê)(
ƕ
) 487 451
Prime Security Services Borrower LLC
Term Loan B1
4.266% due 09/23/26 (Ê) 1,064 1,006
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
4.154% due 11/16/25 (Ê) 1,342 1,237
Reynolds American, Inc. Term Loan
2.154% due 02/04/27 (Ê) 524 504
Reynolds Group Holdings, Inc. Term
Loan
3.154% due 02/05/23 (~)(Ê) 507 483
RPI Intermediate Finance Trust Term
Loan B1
2.154% due 02/11/27 (Ê) 1,147 1,112
Scientific Games International, Inc. 1st
Lien Term Loan B5
3.154% due 08/14/24 (Ê) 178 147
3.453% due 08/14/24 (Ê) 5 4
3.612% due 08/14/24 (Ê) 823 599
Seattle SpinCo, Inc. 1st Lien Term Loan
B3
2.904% due 06/21/24 (Ê) 97 89
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (Ê) 1,440 1,380
Station Casinos LLC Term Loan B
2.660% due 02/08/27 (Ê) 129 114
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (Ê) 346 314
T-Mobile USA, Inc. Term Loan
0.000% due 04/01/27 (~)(Ê)(v) 490 487
Trans Union LLC Term Loan B5
2.154% due 11/13/26 (~)(Ê) 419 401
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (Ê) 883 823
Univision Communications, Inc. Term
Loan C5
3.750% due 03/15/24 (Ê) 757 663
VFH Parent LLC Term Loan B
3.864% due 03/01/26 (Ê) 1,365 1,318
VICI Properties, Inc. Replacement Term
Loan B
2.417% due 12/22/24 (Ê) 460 425
Virgin Media Bristol LLC Term Loan N
3.314% due 01/31/28 (Ê) 1,311 1,237
VVC Holdings Corp. Term Loan B
5.284% due 02/11/26 (Ê) 1,369 1,260
Western Digital Corp. 1st Lien Term
Loan B4
2.766% due 04/29/23 (Ê) 284 272
Wynn Resorts Finance LLC Term Loan A
2.160% due 09/20/24 (Ê) 1,433 1,147

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
392 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
46,826
Mortgage-Backed Securities - 30.3%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,056
A10 Securitization LLC
Series 2017-AA Class B1
0.015% due 05/15/36 (Þ) 6,380 5,967
Banc of America Funding Trust
Series 2005-D Class A1
4.411% due 05/25/35 (~)(Ê) 1,551 1,481
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 386 354
Bear Stearns ARM Trust
Series 2004-3 Class 2A
4.165% due 07/25/34 (~)(Ê) 666 589
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 240 225
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 9,274 10,489
Series 2018-B8 Class A5
4.232% due 01/15/52 11,975 13,780
BX Commercial Mortgage Trust
Series 2018-IND Class E
2.405% due 11/15/35 (Ê)(Þ) 3,934 3,734
Series 2018-IND Class G
2.755% due 11/15/35 (Ê)(Þ) 623 560
Series 2019-XL Class A
1.625% due 10/15/36 (Ê)(Þ) 1,939 1,891
Series 2019-XL Class F
2.705% due 10/15/36 (Ê)(Þ) 2,646 2,477
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,835 4,098
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
3.255% due 12/15/37 (Ê)(Þ) 3,491 3,193
Series 2019-LIFE Class G
3.955% due 12/15/37 (Ê)(Þ) 7,883 7,215
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 640 592
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,462 1,737
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,014
Series 2019-SST2 Class F
3.314% due 12/15/36 (Ê)(Þ) 1,870 1,483
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.380% due 10/25/35 (Ê) 22 20
Series 2012-7 Class 10A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.206% due 09/25/36 (~)(Ê)(Þ) 1,042 945
Series 2015-2 Class 5A1
2.268% due 03/25/47 (Ê)(Þ) 838 828
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 950 992
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,332
Series 2014-277P Class A
3.611% due 08/10/49 (~)(Ê)(Þ) 930 978
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,134
Series 2015-LC19 Class A4
3.183% due 02/10/48 3,495 3,654
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 970
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 960
Series 2018-COR3 Class A3
4.228% due 05/10/51 13,818 15,666
Series 2019-521F Class D
3.471% due 06/15/34 (Ê)(Þ) 4,040 3,755
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (Ê)(Þ) 7,130 6,515
Countrywide Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 196 158
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,873 1,310
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
7.534% due 07/15/32 (Ê)(Þ) 1,500 890
Series 2019-ICE4 Class E
2.855% due 05/15/36 (Ê)(Þ) 5,766 5,325
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 2,810 2,547
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 3,145 3,202
Series 2019-AFC1 Class A1
2.573% due 07/25/49 (~)(Ê)(Þ) 1,843 1,841
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 283
CSWF
Series 2018-TOP Class B
2.005% due 08/15/35 (Ê)(Þ) 1,720 1,574
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 4,612 4,041
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.335% due 08/10/44 (~)(Ê)(Þ) 320 311

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 1,630 1,702
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,693 2,453
Eagle Re Ltd.
Series 2020-1 Class M1A
1.847% due 01/25/30 (Ê)(Þ) 2,170 1,969
Fannie Mae
3.500% due 2026 736 778
3.000% due 2027 843 891
3.500% due 2028 612 654
3.640% due 2028 200 234
2.740% due 2029 80 89
3.070% due 2029 150 168
3.160% due 2029 217 247
3.190% due 2029 99 112
3.240% due 2029 300 344
3.260% due 2029 160 183
3.300% due 2029 100 115
1.700% due 2030 200 206
2.060% due 2030 400 424
2.140% due 2030 200 214
2.260% due 2030 900 970
2.300% due 2030 100 108
3.500% due 2030 643 681
2.240% due 2031 200 212
2.600% due 2031 1,680 1,815
2.670% due 2031 200 220
2.765% due 2031 700 779
2.770% due 2031 500 556
2.810% due 2031 400 447
2.840% due 2031 100 112
2.850% due 2031 310 347
2.870% due 2031 100 112
3.310% due 2031 100 115
5.000% due 2031 1,668 1,816
1.850% due 2032 100 102
1.950% due 2032 100 103
2.320% due 2032 200 213
2.500% due 2032 4,379 4,581
3.500% due 2032 1,093 1,175
2.500% due 2033 5,403 5,686
3.000% due 2033 2,826 3,019
3.500% due 2033 2,153 2,314
5.500% due 2034 404 462
2.000% due 2035 4,778 4,929
2.500% due 2035 5,961 6,255
4.500% due 2035 2,087 2,290
5.500% due 2035 267 305
6.000% due 2035 265 306
4.000% due 2036 30 33
5.500% due 2036 518 593
4.000% due 2037 31 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 2037 154 176
5.500% due 2038 30 33
4.500% due 2039 278 309
6.000% due 2039 262 309
6.000% due 2039 210 242
4.500% due 2040 94 104
5.500% due 2040 2,887 3,295
4.000% due 2041 459 502
4.500% due 2041 318 350
5.000% due 2041 1,804 2,062
6.000% due 2041 533 615
3.500% due 2042 67 72
3.500% due 2043 3,392 3,630
3.500% due 2045 4,974 5,371
4.000% due 2045 3,800 4,130
3.000% due 2046 4,692 4,983
3.500% due 2046 4,628 4,968
4.000% due 2046 7,850 8,626
4.500% due 2046 2,534 2,861
5.000% due 2046 1,349 1,481
3.000% due 2047 14,645 15,560
3.500% due 2047 3,88 4 4,186
4.000% due 2047 8,758 9,363
4.500% due 2047 1,641 1,776
3.500% due 2048 2, 718 2,892
4.000% due 2048 99 108
4.500% due 2048 2 9 , 093 31,582
5.000% due 2048 9, 340 10,154
3.000% due 2049 44,161 47,126
3.500% due 2049 13, 920 14,868
4.000% due 2049 5,678 6,043
4.500% due 2049 2,794 3,031
2.500% due 2050 9,329 9,718
3.000% due 2050 15,749 16,744
3.500% due 2050 9,395 10,055
4.500% due 2050 834 904
4.000% due 2056 3,529 3,896
4.500% due 2056 1,307 1,447
5.500% due 2056 1,159 1,289
3.500% due 2057 3,784 4,105
4.000% due 2057 286 315
4.500% due 2057 1,095 1,216
15 Year TBA(Ï)
2.000% 10,500 10,825
30 Year TBA(Ï)
2.500% 13,300 13,834
3.500% 3,400 3,593
4.000% 20,600 21,945
4.500% 4,200 4,529
5.000% 900 979
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 7 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 8 2
Series 2001-317 Class 2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
394 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
8.000% due 12/25/31 12 3
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 4 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 193 33
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 545 112
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 83 18
Fannie Mae Connecticut Avenue
Securities
Series 2016-C04 Class 1M2
5.197% due 01/25/29 (Ê) 4,163 4,088
Series 2017-C01 Class 1M2
4.497% due 07/25/29 (Ê) 5,890 5,652
Series 2017-C05 Class 1M2
3.147% due 01/25/30 (Ê) 4,040 3,741
Series 2017-C07 Class 1M2
3.347% due 05/25/30 (Ê) 3,462 3,095
Series 2018-C03 Class 1M2
3.097% due 10/25/30 (Ê) 5,201 4,666
Series 2018-C05 Class 1M2
3.297% due 01/25/31 (Ê) 7,369 6,578
Series 2019-R07 Class 1B1
4.347% due 10/25/39 (Ê)(Þ) 2,800 1,432
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
7.782% due 05/18/27 (Ê) 10 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 31 8
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 30 6
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 144 33
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 24 5
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 32 6
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 15 3
Series 2005-117 Class LC
5.500% due 11/25/35 554 587
Series 2006-118 Class A1
1.687% due 12/25/36 (Ê) 19 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-73 Class A1
1.883% due 07/25/37 (Ê) 181 178
Series 2009-70 Class PS
Interest Only STRIP
6.263% due 01/25/37 (Ê) 4,640 895
Series 2010-95 Class S
Interest Only STRIP
6.113% due 09/25/40 (Ê) 4,877 1,160
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (Ê) 20 4
Series 2013-54 Class BS
Interest Only STRIP
3.665% due 06/25/43 (Ê) 226 44
Series 2013-124 Class SB
Interest Only STRIP
5.463% due 12/25/43 (Ê) 458 84
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (Ê) 2,351 514
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 767 160
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 2,064 395
Series 2017-76 Class SB
Interest Only STRIP
5.613% due 10/25/57 (Ê) 1,395 234
Series 2017-85 Class SC
Interest Only STRIP
5.713% due 11/25/47 (Ê) 444 83
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.465% due 02/25/43 (~)(Ê) 342 377
Series 2017-M8 Class A2
3.061% due 05/25/27 (~)(Ê) 200 220
Series 2018-M9 Class APT2
3.124% due 04/25/28 (~)(Ê) 600 665
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 114
Series 2019-M1 Class A2
3.555% due 09/25/28 (~)(Ê) 2,260 2,607
Series 2019-M4 Class A2
3.610% due 02/25/31 390 456
Series 2019-M5 Class A2
3.273% due 01/25/29 710 797
Series 2019-M6 Class A2
3.450% due 01/01/29 780 880
Series 2019-M19 Class A2
2.560% due 09/25/29 1,019 1,113
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 1,000 1,071
Series 2019-M27 Class A2
2.700% due 11/25/40 200 221
Series 2019-M28 Class AV

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.232% due 02/25/27 498 515
Series 2020-M6 Class A
2.500% due 10/25/37 99 104
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 2,924 2,961
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 78 81
Freddie Mac
3.500% due 2030 684 728
3.000% due 2031 1,359 1,437
2.500% due 2034 8,886 9,296
4.500% due 2034 129 142
3.000% due 2035 251 266
3.500% due 2035 1,279 1,375
5.000% due 2035 21 23
3.000% due 2036 1,157 1,228
4.000% due 2036 70 75
6.000% due 2038 930 1,075
4.500% due 2039 3,782 4,254
5.500% due 2039 484 551
5.500% due 2040 714 816
4.000% due 2041 4,731 5,250
5.500% due 2041 1,055 1,202
3.500% due 2043 2,035 2,203
4.000% due 2044 3,159 3,492
3.500% due 2045 13,631 14,854
4.000% due 2045 2,479 2,696
3.000% due 2046 14,815 15,959
3.500% due 2046 256 277
4.000% due 2046 3,066 3,313
4.500% due 2046 1,239 1,354
3.000% due 2047 4,219 4,527
3.500% due 2047 207 223
4.000% due 2047 6,969 7,462
4.500% due 2047 693 752
3.000% due 2048 515 553
4.000% due 2048 300 319
4.500% due 2048 6, 483 7,015
5.000% due 2048 724 788
3.000% due 2049 5,480 5,832
3.500% due 2049 1,095 1,168
4.500% due 2049 3,036 3,328
5.000% due 2049 733 796
2.500% due 2050 10,267 10,695
3.000% due 2050 6,845 7,276
3.500% due 2050 10,669 11,274
4.000% due 2050 1,746 1,861
4.500% due 2050 396 427
5.000% due 2050 1,906 2,070
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 8,350 8,653
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê) 7,940 8,434
Series 2015-K051 Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.308% due 09/25/25 7,730 8,564
Series 2016-K058 Class X1
Interest Only STRIP
1.054% due 08/25/26 (~)(Ê) 24,823 1,229
Series 2017-K067 Class A2
3.194% due 07/25/27 10,603 11,889
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 412
Series 2018-K074 Class A2
3.600% due 01/25/28 16,233 18,710
Series 2018-K081 Class A2
3.900% due 08/25/28 (~)(Ê) 7,312 8,641
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 8,566 10,310
Series 2019-1513 Class A3
2.797% due 08/25/34 200 226
Series 2019-K091 Class A2
3.505% due 03/25/29 800 931
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 999 66
Series 2019-K095 Class X1
Interest Only STRIP
1.082% due 06/25/29 (~)(Ê) 998 71
Series 2019-K101 Class X1
Interest Only STRIP
0.837% due 10/25/29 (~)(Ê) 2,398 154
Series 2019-K735 Class X1
Interest Only STRIP
1.102% due 05/25/26 (~)(Ê) 1,299 63
Series 2019-KC05 Class X1
Interest Only STRIP
1.204% due 06/25/27 (~)(Ê) 3,498 215
Series 2020-K104 Class A2
2.253% due 02/25/52 4,865 5,266
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 953 1,134
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (Ê) 228 38
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (Ê) 7 2
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (Ê) 19 5
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 5 1
Series 2003-2624 Class QH
5.000% due 06/15/33 260 299
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 40 10

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
396 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (Ê) 77 17
Series 2012-4045 Class HD
4.500% due 07/15/41 1,390 1,551
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 5,000 505
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 7 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 14 2
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 15 3
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 19 5
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (Ê) 877 191
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (Ê) 418 87
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
5.647% due 04/25/28 (Ê) 7,081 7,081
Series 2015-DNA3 Class M3F
4.647% due 04/25/28 (Ê) 4,380 4,296
Series 2016-DNA4 Class M2
2.247% due 03/25/29 (Ê) 340 336
Series 2016-DNA4 Class M3
4.747% due 03/25/29 (Ê) 5,671 5,480
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (Ê) 830 629
Series 2017-DNA1 Class M2
4.197% due 07/25/29 (Ê) 2,966 2,826
Series 2017-DNA2 Class M2
4.397% due 10/25/29 (Ê) 9,218 8,840
Series 2017-DNA3 Class M2
3.447% due 03/25/30 (Ê) 4,538 4,268
Series 2018-DNA2 Class M2
3.097% due 12/25/30 (Ê)(Þ) 2,400 2,076
Series 2018-DNA3 Class M2
3.047% due 09/25/48 (Ê)(Þ) 2,400 2,054
Series 2020-DNA2 Class M2
2.797% due 02/25/50 (Ê)(Þ) 2,900 2,147
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.833% due 07/25/46 (~)(Ê) 355 351
Ginnie Mae I
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2039 6,034 6,666
5.000% due 2039 2,255 2,535
4.500% due 2040 610 672
4.500% due 2041 1,155 1,275
3.000% due 2042 662 708
4.500% due 2042 155 170
3.000% due 2043 708 755
3.500% due 2048 614 658
Ginnie Mae II
3.500% due 2044 220 237
3.500% due 2045 94 101
3.000% due 2046 2,637 2,809
3.500% due 2046 1,976 2,127
3.500% due 2047 1,816 1,952
4.000% due 2047 3,822 4,121
4.500% due 2048 2,653 2,859
5.000% due 2048 95 102
4.000% due 2049 298 322
4.500% due 2049 3,332 3,570
5.000% due 2049 1,073 1,161
3.000% due 2050 1,096 1,168
3.500% due 2050 199 213
4.000% due 2050 299 325
30 Year TBA(Ï)
4.500% 4,000 4,282
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (Ê) 27 5
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 11,205 337
Series 2012-H27 Class AI
Interest Only STRIP
1.813% due 10/20/62 (~)(Ê) 1,016 53
Series 2013-50 Class IO
Interest Only STRIP
0.189% due 10/16/48 (~)(Ê) 17,035 220
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 126 13
Series 2013-107 Class AD
2.695% due 11/16/47 (~)(Ê) 566 594
Series 2014-17 Class AM
2.570% due 06/16/48 (~)(Ê) 260 271
Series 2014-190 Class PL
3.500% due 12/20/44 4,328 4,717
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 1,680 374
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 744 131
Series 2016-135 Class SB
Interest Only STRIP
5.395% due 10/16/46 (Ê) 298 84

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-111 Class IO
Interest Only STRIP
0.739% due 02/16/59 (~)(Ê) 2,858 169
Series 2017-H15 Class KI
Interest Only STRIP
2.358% due 07/20/67 (~)(Ê) 552 79
Series 2017-H18 Class BI
Interest Only STRIP
1.756% due 09/20/67 (~)(Ê) 7,264 740
Series 2017-H20 Class IB
Interest Only STRIP
2.222% due 10/20/67 (~)(Ê) 283 29
Series 2018-119 Class IO
Interest Only STRIP
0.654% due 05/16/60 (~)(Ê) 2,941 176
Series 2018-H06 Class PF
1.962% due 02/20/68 (Ê) 849 842
Series 2018-H07 Class FD
1.962% due 05/20/68 (Ê) 1,513 1,500
Series 2019-123 Class A
3.000% due 10/20/49 595 639
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,696
Series 2016-GS2 Class A4
3.050% due 05/10/49 7,865 8,052
Series 2018-SRP5 Class A
2.005% due 09/15/31 (Ê)(Þ) 2,790 2,522
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 9,138 7,853
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,432
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 6,923
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.705% due 11/15/36 (Ê)(Þ) 5,572 4,649
Series 2019-HIT Class E
3.055% due 11/15/36 (Ê)(Þ) 3,788 3,079
Hudsons Bay Simon JV Trust
Series 2015-HB7 Class A7
3.914% due 08/05/34 (Þ) 3,403 3,314
IndyMac Index Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 717 620
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
0.902% due 10/15/50 (~)(Ê) 11,520 540
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 191 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-NINE Class A
2.854% due 09/06/38 (~)(Ê)(Þ) 2,305 2,348
Series 2018-PHH Class F
3.715% due 06/15/35 (Ê)(Þ) 2,910 1,948
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 101 99
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 2,101 2,144
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 8,223 8,275
Series 2017-4 Class A5
3.500% due 11/25/48 (~)(Ê)(Þ) 3,261 3,304
Series 2017-4 Class A6
3.000% due 11/25/48 (~)(Ê)(Þ) 752 755
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 2,878 2,991
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 17 17
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 2,095 2,104
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 2,695 2,731
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 782 780
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 5,808 5,898
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 471 469
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 393 393
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 3,478 3,532
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 120 118
Lone Star Portfolio Trust
Series 2015-LSP Class E
6.555% due 09/15/28 (Ê)(Þ) 496 439
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 453 261
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 448 259
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,385 1,392
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 1,360 1,436
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,499
Series 2019-BPR Class A
2.105% due 05/15/36 (Ê)(Þ) 1,220 1,067
Morgan Stanley Capital I, Inc.
Series 2019-NUGS Class E
3.744% due 12/15/36 (Ê)(Þ) 8,380 7,097

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
398 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 5,268 4,688
Series 2017-237P Class XA
Interest Only STRIP
0.343% due 09/13/39 (~)(Ê)(Þ) 58,208 1,383
Series 2017-237P Class XB
Interest Only STRIP
0.050% due 09/13/39 (~)(Ê)(Þ) 35,996 228
MSCG Trust
Series 2015-ALDR Class A2
3.462% due 06/07/35 (~)(Ê)(Þ) 1,435 1,389
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.684% due 10/26/36 (Ê)(Þ) 2,501 2,471
Series 2015-4R Class 1A14
2.309% due 03/26/47 (Ê)(Þ) 4,810 3,616
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,650 3,614
Series 2015-11R Class 3A2
2.747% due 05/26/36 (~)(Ê)(Þ) 1,272 1,192
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,041 1,056
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 2,675 2,684
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 4,080 4,031
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
3.659% due 10/27/22 (Ê)(Þ) 2,337 2,272
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.897% due 02/25/30 (Ê)(Þ) 2,411 2,315
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.834% due 01/15/32 (~)(Ê)(Þ) 1,055 1,064
Residential Mortgage Loan Trust
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,508 2,508
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,508 2,509
Sequoia Mortgage Trust
Series 2014-4 Class A2
3.500% due 11/25/44 (~)(Ê)(Þ) 216 216
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 3,173 3,216
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 495
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,655 1,532
Structured Asset Mortgage Investments
II Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (Ê) 279 254
Series 2004-AR8 Class A1
2.526% due 05/19/35 (Ê) 875 783
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (Ê)(Þ) 705 655
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 320 298
Series 2004-AR4 Class A6
4.464% due 06/25/34 (~)(Ê) 2,081 1,898
Series 2004-AR6 Class A
1.367% due 05/25/44 (Ê) 2,268 2,221
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,808 1,582
Series 2006-AR18 Class 1A1
3.063% due 01/25/37 (~)(Ê) 3,346 2,843
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 1,835 1,618
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 9,930 10,372
Series 2017-RB1 Class XA
Interest Only STRIP
1.247% due 03/15/50 (~)(Ê) 8,831 589
Wells Fargo Mortgage-Backed Securities
Trust
Series 2005-AR7 Class 2A1
3.087% due 05/25/35 (~)(Ê) 6 6
Series 2006-AR5 Class 1A1
4.208% due 04/25/36 (~)(Ê) 3,590 3,328
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,515 1,528
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 2,648 2,779
998,046
Non-US Bonds - 4.6%
Argentina Treasury Bond BONCER
Series CER
5.901% due 08/05/21 ARS 14,635 121
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 27,640 172
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 882 674
Series NTNF
10.000% due 01/01/23 BRL 8,620 1,828
10.000% due 01/01/25 BRL 10,615 2,286
10.000% due 01/01/27 BRL 955 206
Canadian Government International
Bond
0.750% due 09/01/21 CAD 2,779 2,008
1.500% due 06/01/23 CAD 5,515 4,110

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 06/01/25 CAD 4,024 3,163
4.203% due 06/01/27 CAD 3,004 2,243
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 27,950,300 8,298
6.000% due 04/28/28 COP 9,397,400 2,259
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 12,156,000 842
Series FR59
7.000% due 05/15/27 IDR 28,636,000 1,843
Series FR68
8.375% due 03/15/34 IDR 30,315,000 2,060
Series FR77
8.125% due 05/15/24 IDR 4,833,000 333
Series FR78
8.250% due 05/15/29 IDR 62,502,000 4,265
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 12,820 14,402
Japan 10 Year Government International
Bond
Series 356
0.100% due 09/20/29 JPY 254,600 2,407
Japan 20 Year Government International
Bond
Series 170
0.000% due 09/20/39 JPY 226,700 2,111
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 4,905
Series 0116
3.800% due 08/17/23 MYR 12,154 2,945
Series 0314
4.048% due 09/30/21 MYR 6,770 1,611
Series 0319
3.478% due 06/14/24 MYR 4,806 1,158
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 101,899 4,538
8.500% due 05/31/29 MXN 73,452 3,440
Series M 30
10.000% due 11/20/36 MXN 75,784 3,939
8.500% due 11/18/38 MXN 61,980 2,806
Series M
7.750% due 05/29/31 MXN 31,523 1,389
7.750% due 11/13/42 MXN 196,030 8,089
8.000% due 11/07/47 MXN 128,050 5,473
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 9,000 407
Series M
7.750% due 11/23/34 MXN 25,438 1,119
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 9,482 972
Series 476
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 03/14/24 (Þ) NOK 35,311 3,794
Series 479
1.750% due 02/17/27 (Þ) NOK 8,405 889
Series 480
2.000% due 04/26/28 (Þ) NOK 9,162 996
Peru Government International Bond
5.700% due 08/12/24 PEN 12,420 4,221
6.900% due 08/12/37 PEN 7,173 2,430
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 133,010 2,036
Series 6212
7.050% due 01/19/28 RUB 76,616 1,110
Series 6219
7.750% due 09/16/26 RUB 206,670 3,083
Series 6224
6.900% due 05/23/29 RUB 236,930 3,413
Series 6225
7.250% due 05/10/34 RUB 4,270 64
Series 6228
7.650% due 04/10/30 RUB 139,580 2,106
Series 6230
7.700% due 03/16/39 RUB 175,220 2,753
Singapore Government International
Bond
1.250% due 10/01/21 SGD 5,681 4,078
3.125% due 09/01/22 SGD 1,570 1,183
2.750% due 07/01/23 SGD 1,784 1,354
3.000% due 09/01/24 SGD 3,243 2,542
2.125% due 06/01/26 SGD 5,326 4,099
3.500% due 03/01/27 SGD 6,493 5,443
2.875% due 07/01/29 SGD 2,648 2,201
2.875% due 09/01/30 SGD 4,703 3,950
150,167
United States Government Treasuries - 7.3%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 2,668 2,645
0.375% due 07/15/23 28,959 29,407
0.375% due 07/15/25 14,837 15,417
3.375% due 04/15/32 13,370 19,367
2.125% due 02/15/40 5,301 7,687
1.375% due 02/15/44 7,824 10,556
0.000% due 02/15/46 (ž) 4,978 6,408
0.875% due 02/15/47 9,740 12,316
0.000% due 02/15/48 (ž) 3,136 4,103
0.000% due 02/15/49 (ž) 12,499 16,573
0.250% due 02/15/50 2,344 2,614
United States Treasury Notes
1.875% due 05/31/22 1,425 1,475
1.750% due 05/15/23 7,160 7,482
1.375% due 06/30/23 1,035 1,071
1.250% due 07/31/23 2,580 2,662
1.250% due 08/31/24 935 972
2.000% due 02/15/25 5,900 6,358
2.125% due 05/15/25 5,327 5,788
2.000% due 08/15/25 9,173 9,938

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
400 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/31/25 1,500 1,709
2.250% due 11/15/25 5,460 6,001
1.625% due 02/15/26 7,172 7,648
2.250% due 03/31/26 2,290 2,528
1.625% due 05/15/26 6,435 6,874
1.500% due 08/15/26 3,869 4,110
2.375% due 05/15/27 4,535 5,114
2.750% due 02/15/28 685 799
2.375% due 05/15/29 1,875 2,164
4.500% due 05/15/38 1,830 2,909
2.750% due 11/15/42 2,545 3,304
2.875% due 05/15/43 2,570 3,407
3.750% due 11/15/43 3,830 5,793
3.125% due 08/15/44 1,975 2,744
2.875% due 08/15/45 1,415 1,904
3.000% due 11/15/45 3,340 4,602
3.000% due 05/15/47 1,255 1,750
2.750% due 11/15/47 3,705 4,962
3.000% due 02/15/48 3,050 4,269
3.125% due 05/15/48 1,520 2,179
3.375% due 11/15/48 1,020 1,532
2.050% due 05/15/49 500 337
239,478
Total Long-Term Investments
(cost $2,807,104) 2,830,632
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
19
Total Common Stocks
(cost $239) 19
Options Purchased - 0.0%
(Number of Contracts)
United States 2 Year
Treasury Note Futures
Merrill Lynch May 2020 107.50
Put (131) USD 28,165 (ÿ) —
Merrill Lynch May 2020 107.63
Put (131) USD 28,198 (ÿ) —
Merrill Lynch May 2020 108.00
Put (142) USD 30,672 (ÿ) —
Merrill Lynch May 2020 108.50
Put (65) USD 14,105 (ÿ) 1
United States 5 Year
Treasury Note Futures
Merrill Lynch May 2020 115.50
Put (996) USD 115,038 (ÿ) 8
Total Options Purchased
(cost $33) 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 12.4%
American Express Co.
2.200% due 10/30/20 300 301
Amgen, Inc.
2.125% due 05/01/20 (ç) 90 90
Apple, Inc.
2.000% due 11/13/20 420 423
Banque Federative du Credit Mutuel SA
2.200% due 07/20/20 (Þ) 240 241
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 21,012 4,164
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 440 441
Chubb INA Holdings, Inc.
2.300% due 11/03/20 150 151
CVS Health Corp.
3.350% due 03/09/21 149 151
Daimler Finance NA LLC
2.450% due 05/18/20 (Þ) 150 150
Federal Home Loan Banks
0.149% due 10/07/20 (Ê) 2,810 2,810
Ford Motor Credit Co. LLC
3.157% due 08/04/20 1,750 1,737
Freddie Mac
4.500% due 08/01/20 — —
General Electric Co.
5.300% due 02/11/21 690 706
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 168
Genworth Holdings, Inc.
7.200% due 02/15/21 329 306
Gilead Sciences, Inc.
2.550% due 09/01/20 110 111
Goldman Sachs Group, Inc. (The)
4.000% due 12/20/20 (Ê) 17 14
Series D
6.000% due 06/15/20 1,875 1,885
HSBC Bank USA NA
Series BKNT
4.875% due 08/24/20 300 303
HSBC Holdings PLC
3.400% due 03/08/21 1,570 1,599
JPMorgan Chase & Co.
2.550% due 03/01/21 50 51
Kinder Morgan Energy Partners, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/01/21 160 160
Netflix, Inc.
5.375% due 02/01/21 320 326
Occidental Petroleum Corp.
2.684% due 02/08/21 (Ê) 760 715
4.850% due 03/15/21 518 497
Poland Government International Bond
5.125% due 04/21/21 2,100 2,178
Progress Energy, Inc.
4.400% due 01/15/21 200 202
Reynolds American, Inc.
3.250% due 06/12/20 250 250
Royal Bank of Canada
2.150% due 10/26/20 20 20
Series GMTN
3.200% due 04/30/21 700 716
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 582
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,005
U.S. Cash Management Fund(@) 249,029,770(∞) 249,030
United States Treasury Bills
0.045% due 05/07/20 (ç)(ž) 450 450
0.094% due 05/21/20 (ç)(ž) 1,500 1,500
0.103% due 07/16/20 (ž) 28,321 28,315
0.112% due 08/13/20 (ž) 32,736 32,726
0.121% due 09/10/20 (ž) 24,112 24,101
0.118% due 10/08/20 (ž) 24,125 24,112
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 22,330 21,993
UnitedHealth Group, Inc.
3.875% due 10/15/20 100 101
Class A
2.700% due 07/15/20 360 361
US Bank NA
Series BKNT
3.150% due 04/26/21 390 398
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.250% due 10/05/20 (Þ) 1,025 1,025
Westpac Banking Corp.
2.300% due 05/26/20 70 70
2.600% due 11/23/20 410 414
Wyndham Destinations, Inc.
5.625% due 03/01/21 417 399
Total Short-Term Investments
(cost $409,452) 407,448
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 98.5%
(identified cost $3,216,828) 3,238,108
Other Assets and Liabilities,
Net - 1.5%
50,770
Net Assets - 100.0%
3,288,878

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
402 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
18.6%
1011778 B.C. ULC / New Red Finance, Inc. 03/15/19 490,000 100.79 494
490
225 Liberty Street Trust 02/17/16 975,000 102.41 999
1,056
A10 Securitization LLC 06/23/17 6,379,911 100.00 6,380
5,967
AbbVie, Inc. 11/12/19 340,000 99.89 340
360
AbbVie, Inc. 11/12/19 1,730,000 99.92 1,728
1,773
AbbVie, Inc. 11/12/19 690,000 99.98 690
729
AbbVie, Inc. 11/12/19 1,620,000 99.99 1,620
1,689
AbbVie, Inc. 03/25/20 80,000 97.59 78
92
ABN AMRO Bank NV 06/16/16 400,000 102.38 409
427
ABN AMRO Bank NV 03/04/20 3,450,000 102.95 3,552
3,543
Abu Dhabi Government International Bond 10/03/17 1,130,000 100.21 1,132
1,153
Abu Dhabi Government International Bond 04/08/20 1,570,000 96.14 1,510
1,672
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,472,689 93.72 3,255
3,167
Air Liquide Finance SA 03/04/20 1,490,000 100.89 1,503
1,499
Alcoa Nederland Holding BV 10/18/16 300,000 102.64 308
297
Alcoa Nederland Holding BV 08/21/18 250,000 103.45 259
242
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.45 2,983
2,949
Ambac LSNI LLC 05/04/16 16,425,962 100.36 16,486
15,605
Anglo American Capital PLC 04/04/17 380,000 100.10 380
382
Anglo American Capital PLC 05/19/17 480,000 101.01 485
495
Anglo American Capital PLC 09/06/17 950,000 101.32 963
951
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,289
Ashtead Capital, Inc. 12/05/19 570,000 100.60 573
544
Avis Budget Rental Car Funding LLC 05/06/19 1,420,000 100.68 1,430
1,314
Axis Bank, Ltd. 10/01/19 3,134,000 100.11 3,138
3,055
Banco de Bogota SA 09/22/17 2,846,000 104.06 2,961
2,593
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.34 3,043
2,914
Bangkok Bank PCL 09/30/19 2,475,000 105.69 2,616
2,606
Banistmo SA 12/07/17 3,022,000 100.52 3,038
2,924
Bank of New Zealand 04/24/20 5,980,000 105.58 6,314
6,270
Banque Federative du Credit Mutuel SA 03/20/18 240,000 99.79 239
241
Bausch Health Cos., Inc. 04/15/20 270,000 109.72 296
288
Bayer US Finance LLC 09/05/18 1,253,000 96.89 1,214
1,309
BCAP LLC Trust 07/21/16 5,041,653 75.84 3,824
4,297
BCAP LLC Trust 03/20/17 3,539,245 86.05 3,045
3,067
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 104.68 3,015
2,934
BHP Billiton Finance USA, Ltd. 06/16/16 2,200,000 111.43 2,451
2,459
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 6,157,188 99.10 6,102
5,031
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 170,000 101.59 173
144
Bluemountain CLO, Ltd. 01/18/18 2,370,560 100.66 2,386
2,313
BMW US Capital LLC 03/20/18 1,329,000 98.94 1,323
1,325
BNP Paribas SA 03/08/17 450,000 99.41 447
488
BNP Paribas SA 06/01/18 240,000 95.51 229
256
BNP Paribas SA 08/07/18 1,490,000 99.53 1,483
1,649
BNP Paribas SA 01/03/19 780,000 101.46 791
917
BNP Paribas SA 01/03/19 1,250,000 99.99 1,250
1,351
BNP Paribas SA 01/08/19 320,000 95.82 307
333
Bristol-Myers Squibb Co. 05/07/19 860,000 100.09 861
948
Bristol-Myers Squibb Co. 05/07/19 1,350,000 100.27 1,354
1,440
Bristol-Myers Squibb Co. 05/07/19 790,000 99.24 784
902
Bristol-Myers Squibb Co. 05/07/19 420,000 99.81 419
434
Bristol-Myers Squibb Co. 11/20/19 350,000 100.31 351
356
Bristol-Myers Squibb Co. 11/20/19 200,000 103.25 207
211
Bristol-Myers Squibb Co. 11/20/19 330,000 107.43 354
376
Bristol-Myers Squibb Co. 11/20/19 1,305,000 108.66 1,418
1,519
Bristol-Myers Squibb Co. 11/20/19 480,000 127.27 611
664
Broadcom, Inc. 04/06/20 920,000 103.36 951
1,014
BX Commercial Mortgage Trust 03/05/19 623,000 100.47 626
560
BX Commercial Mortgage Trust 10/09/19 1,939,463 100.00 1,939
1,891
BX Commercial Mortgage Trust 10/24/19 2,646,460 100.09 2,649
2,477
BX Commercial Mortgage Trust 02/13/20 3,934,000 100.48 3,953
3,734
BXP Trust 10/30/17 3,835,000 101.07 3,876
4,098
CAL Funding III, Ltd. 06/28/17 3,763,217 99.99 3,763
3,754

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 403
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,215
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,193
Cameron LNG LLC 12/05/19 180,000 100.00 180
174
Cameron LNG LLC 12/05/19 930,000 102.87 957
923
Canadian Oil Sands, Ltd. 03/01/19 90,000 100.80 91
90
Cargill, Inc. 04/20/20 330,000 99.90 330
332
Carrier Global Corp. 02/13/20 160,000 100.00 160
161
Carrier Global Corp. 02/13/20 360,000 100.00 360
358
Carrier Global Corp. 02/13/20 70,000 100.00 70
67
Carrier Global Corp. 02/13/20 710,000 100.20 712
666
Carrier Global Corp. 02/18/20 240,000 101.66 244
213
Carrier Global Corp. 02/18/20 250,000 101.76 254
224
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 1,040,000 100.35 1,044
1,033
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.99 51
50
Cedar Funding VI CLO, Ltd. 10/02/18 6,785,000 100.00 6,785
6,498
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.74 1,511
1,388
Centene Corp. 02/05/20 240,000 100.01 240
242
Centene Corp. 04/15/20 250,000 105.98 265
274
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.25 1,012
1,014
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,483
Citigroup Mortgage Loan Trust, Inc. 08/03/15 1,041,675 90.24 940
945
Citigroup Mortgage Loan Trust, Inc. 02/01/17 838,107 97.81 820
828
CK Hutchison International 16, Ltd. 04/07/20 3,079,000 99.72 3,070
3,076
Commercial Mortgage Trust 01/13/16 930,000 103.21 960
978
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,005
992
Commercial Mortgage Trust 01/25/16 2,060,000 102.03 2,102
2,134
Commercial Mortgage Trust 02/19/16 975,000 102.41 999
970
Commercial Mortgage Trust 07/25/16 971,000 102.16 992
960
Commercial Mortgage Trust 11/21/16 1,354,600 100.80 1,365
1,332
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,755
Commonwealth Bank of Australia 03/04/20 845,000 101.19 855
854
CORE Mortgage Trust 03/01/19 7,130,000 100.00 7,130
6,515
Credit Suisse European Mortgage Capital, Ltd. 09/30/19 2,315,231 100.00 2,315
2,301
Credit Suisse Group AG 09/04/19 250,000 100.00 250
249
Credit Suisse Group AG 03/27/20 510,000 100.00 510
554
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.58 1,494
890
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,325
Credit Suisse Mortgage Trust 06/26/18 3,144,727 97.68 3,072
3,202
Credit Suisse Mortgage Trust 08/15/19 1,842,598 100.00 1,842
1,841
CSC Holdings LLC 03/06/19 360,000 102.08 367
364
CSWF 08/14/19 1,720,000 100.21 1,724
1,574
DAE Funding LLC 11/01/18 100,000 100.00 100
90
Daimler Finance NA LLC 03/20/18 150,000 99.97 150
150
Daimler Finance NA LLC 08/13/19 3,015,000 99.87 3,011
2,964
Danone SA 10/26/16 4,695,000 100.15 4,700
4,865
Danske Bank A/S 01/11/19 4,516,000 102.88 4,659
4,669
Danske Bank A/S 01/11/19 490,000 99.85 489
529
Danske Bank A/S 09/16/19 510,000 100.00 510
511
Danske Bank A/S 09/17/19 230,000 102.78 237
237
DBGS Mortgage Trust 04/03/19 4,612,000 101.37 4,675
4,041
DBUBS Mortgage Trust 09/14/16 320,000 110.49 354
311
DCP Midstream LLC 04/02/18 288,000 109.91 317
173
DCP Midstream Operating, LP 12/11/19 110,000 104.93 115
64
Dell International LLC / EMC Corp. 06/15/16 1,620,000 101.68 1,647
1,652
Delta Air Lines Pass-Through Trust 04/27/20 980,000 100.01 980
1,004
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,692,835 100.61 2,709
2,453
Deutsche Telekom International Finance BV 03/28/18 160,000 99.19 159
164
Deutsche Telekom International Finance BV 05/02/18 1,081,000 98.12 1,060
1,084
Dividend Solar Loans LLC 06/28/19 1,485,407 99.98 1,485
1,422
DNB Bank ASA 02/05/20 3,189,000 100.72 3,212
3,257
DP World PLC 09/19/18 980,000 102.66 1,006
936
Dresdner Funding Trust I 10/17/16 562,000 124.26 698
708
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
2,959
Eagle Re Ltd. 01/27/20 2,170,000 100.00 2,170
1,969

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
404 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
ECAF, Ltd. 08/09/18 1,063,901 99.24 1,056
927
Egypt Government International Bond 02/13/18 550,000 100.00 550
533
Electricite de France SA 10/01/18 1,180,000 97.67 1,152
1,550
Enel SpA 01/05/18 2,929,000 100.65 2,948
3,044
Eni SpA 09/26/19 2,734,000 108.92 2,978
2,786
Equate Petrochemical BV 10/27/16 460,000 99.15 456
446
Fannie Mae Connecticut Avenue Securities 02/11/20 2,800,000 103.13 2,888
1,432
Flagstar Mortgage Trust 10/26/17 2,924,250 101.38 2,965
2,961
Flagstar Mortgage Trust 04/13/18 78,296 98.63 77
81
Freddie Mac Structured Agency Credit Risk Debt Notes 02/11/20 2,900,000 100.00 2,900
2,147
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 2,400,000 101.24 2,430
2,054
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 2,400,000 101.42 2,434
2,076
Fresenius Medical Care US Finance II, Inc. 09/19/17 1,113,000 105.18 1,171
1,177
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 103.49 2,946
2,964
GFL Environmental, Inc. 04/22/20 240,000 100.00 240
241
Glencore Funding LLC 02/07/17 240,000 101.43 243
243
Glencore Funding LLC 03/21/17 1,060,000 98.92 1,049
1,073
Glencore Funding LLC 01/16/19 170,000 94.12 160
169
Glencore Funding LLC 03/05/19 2,160,000 101.97 2,202
2,215
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 4,156,000 100.00 4,156
4,156
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.13 3,137
3,015
GS Mortgage Securities Trust 07/20/16 1,630,000 111.83 1,823
1,696
GS Mortgage Securities Trust 06/06/18 2,790,000 100.00 2,790
2,522
GSAA Home Equity Trust 10/21/15 1,231,385 87.62 1,079
1,212
Hanesbrands, Inc. 04/30/20 240,000 100.42 241
240
Hanesbrands, Inc. 08/10/18 40,000 98.26 39
40
Hanesbrands, Inc. 08/13/18 390,000 102.10 398
392
Helios Issuer LLC 12/14/18 945,500 100.64 952
872
Hertz Vehicle Financing II, LP 11/19/19 3,500,000 100.00 3,500
3,178
Hilton Domestic Operating Co., Inc. 04/16/20 150,000 100.17 150
152
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.44 432
431
Hilton USA Trust 11/22/16 9,138,000 95.32 8,710
7,853
Hilton USA Trust 05/26/17 1,499,000 99.71 1,495
1,432
HMH Trust 06/09/17 7,770,000 99.99 7,769
6,923
Hospitality Mortgage Trust 05/16/19 5,571,592 100.00 5,571
4,649
Hospitality Mortgage Trust 12/10/19 3,788,158 100.12 3,793
3,079
Hudsons Bay Simon JV Trust 09/09/16 3,403,000 105.00 3,573
3,314
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.71 2,872
2,880
Indonesia Government International Bond 09/26/17 200,000 102.95 206
206
Indonesia Government International Bond 09/26/17 410,000 110.91 455
460
Intesa Sanpaolo SpA 06/13/16 1,840,000 96.04 1,771
1,840
Intesa Sanpaolo SpA 07/10/17 1,500,000 100.27 1,504
1,497
Intesa Sanpaolo SpA 11/03/17 400,000 101.15 405
408
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.31 2,338
2,327
Intesa Sanpaolo SpA 08/02/18 1,171,000 88.55 1,037
1,151
Inversiones CMPC SA 09/22/17 1,128,000 102.46 1,156
1,140
Irwin Home Equity Loan Trust 06/30/15 1,075,638 101.95 1,097
1,096
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 2,305,000 98.91 2,280
2,348
JPMorgan Chase Commercial Mortgage Securities Trust 02/21/20 2,910,000 99.69 2,901
1,948
JPMorgan Mortgage Trust 10/18/17 3,260,528 101.78 3,319
3,304
JPMorgan Mortgage Trust 03/23/18 2,878,220 98.63 2,839
2,991
JPMorgan Mortgage Trust 04/25/18 17,380 9 7 . 81 17
17
JPMorgan Mortgage Trust 04/18/19 2,095,040 100.81 2,112
2,104
JPMorgan Mortgage Trust 04/24/18 2,694,570 98. 12 2,644
2,731
JPMorgan Mortgage Trust 08/16/18 781,895 100.78 788
780
JPMorgan Mortgage Trust 10/05/18 5,807,583 100. 23 5,821
5,898
JPMorgan Mortgage Trust 09/20/18 470,501 100.53 473
469
JPMorgan Mortgage Trust 01/01/19 393,333 100.74 396
393
JPMorgan Mortgage Trust 03/08/19 8,223,303 98.09 8,066
8,275
JPMorgan Mortgage Trust 07/08/19 2,101,345 99.75 2,096
2,144
JPMorgan Mortgage Trust 09/18/19 3,478,349 101.20 3,520
3,532
JPMorgan Mortgage Trust 04/14/20 752,360 100.31 755
755
KazMunajGaz 04/17/18 250,000 99.03 248
259
Kinder Morgan, Inc. 04/24/20 2,837,000 109.45 3,105
3,109

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 405
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
KKR Group Finance Co. II LLC 06/14/16 50,000 104.41 52
56
Kraft Heinz Foods Co. 06/13/16 137,000 105.70 145
141
Kraft Heinz Foods Co. 03/02/20 771,000 102.57 788
766
Kraft Heinz Foods Co. 04/14/20 10,000 102.50 10
10
Kraft Heinz Foods Co. 04/14/20 10,000 123.83 12
12
Kuwait Government International Bond 03/13/17 1,200,000 100.44 1,205
1,316
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.73 349
352
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,089
Levi Strauss & Co. 04/14/20 300,000 100.53 302
303
Lloyds Banking Group PLC 03/01/18 343,000 115.92 398
377
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
235
Lone Star Portfolio Trust 05/24/18 495,613 100.83 500
439
Lukoil International Finance BV 09/19/17 2,827,000 104.07 2,942
2,937
LYB International Finance BV 02/15/19 865,000 118.36 1,024
1,120
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,123
Madison Park Funding XXVII, Ltd. 12/11/18 3,075,000 98.67 3,034
2,954
Magnolia Finance XI DAC 09/30/19 1,134,300 100.00 1,134
1,032
Marks & Spencer PLC 11/06/17 2,583,000 115.49 2,983
2,365
Mars, Inc. 03/26/19 450,000 103.28 465
499
Mars, Inc. 03/26/19 290,000 99.95 290
306
Mexico Generadora de Energia S de RL 11/13/17 87 105.37 —
—
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 104.53 3,016
2,863
ML-CFC Commercial Mortgage Trust 08/05/16 447,806 82.36 369
259
Mondelez International, Inc. 04/14/20 300,000 101.52 305
305
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,067
Morgan Stanley Capital I, Inc. 12/12/19 8,380,000 99.43 8,332
7,097
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.63 228
228
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.38 1,385
1,383
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.63 5,196
4,688
MSCG Trust 05/19/15 1,435,000 101.38 1,455
1,389
National Securities Clearing Corp. 04/16/20 340,000 99.80 339
342
National Securities Clearing Corp. 04/16/20 420,000 99.91 420
420
Navient Student Loan Trust 01/21/20 1,190,000 100.00 1,190
1,097
Navient Student Loan Trust 02/10/20 1,740,000 99.96 1,739
1,704
Nestle Holdings, Inc. 01/06/20 2,895,000 104.51 3,026
3,101
NGPL PipeCo LLC 09/26/19 2,298,000 129.47 2,975
2,526
Nigeria Government International Bond 11/20/17 300,000 100.00 300
227
Nigeria Government International Bond 02/15/18 320,000 100.00 320
240
Nomura Resecuritization Trust 11/07/14 2,500,952 86.00 2,151
2,471
Nomura Resecuritization Trust 10/23/15 1,272,000 93.51 1,189
1,192
Nomura Resecuritization Trust 07/20/16 5,649,605 45.79 2,587
3,614
Nomura Resecuritization Trust 07/22/16 4,809,810 59.51 2,863
3,616
Nordea Bank AB 06/16/16 600,000 102.31 614
616
Northern Natural Gas Co. 08/02/18 2,615,000 109.09 2,853
3,047
Norway Government International Bond 01/18/19 NOK 8,405,000 11.38 956
889
Norway Government International Bond 03/07/19 NOK 9,162,000 11.55 1,058
996
Norway Government International Bond 03/07/19 NOK 9,482,000 11.79 1,118
972
Norway Government International Bond 03/29/19 NOK 35,311,000 11.82 4,174
3,794
Nuveen LLC 03/11/19 400,000 104.05 416
462
NXP BV / NXP Funding LLC 02/05/19 1,015,000 101.80 1,033
1,080
NXP BV / NXP Funding LLC 04/29/20 210,000 100.35 211
213
OCP SA 06/16/16 330,000 97.94 323
341
One Market Plaza Trust 02/15/17 2,675,000 100.59 2,691
2,684
One Market Plaza Trust 02/15/17 1,041,000 102.55 1,068
1,056
One Market Plaza Trust 02/15/17 4,080,000 97.95 3,996
4,031
Otis Worldwide Corp. 02/19/20 240,000 100.00 240
242
Otis Worldwide Corp. 02/19/20 230,000 100.00 230
234
Otis Worldwide Corp. 02/19/20 700,000 99.99 700
704
Park Aerospace Holdings, Ltd. 09/28/17 1,000,000 102.67 1,027
922
Pernod Ricard SA 06/13/16 3,495,000 103.50 3,624
3,663
PFCA Home Equity Investment Trust 12/12/17 1,216,638 99.63 1,212
1,184
PMT Credit Risk Transfer Trust 10/11/19 2,337,258 100.00 2,337
2,272
Preston Ridge Partners Mortgage LLC 02/14/20 4,021,108 100.00 4,021
3,794
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 250,000 101.84 255
246

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
406 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 102.38 368
353
Prosus NV 06/29/17 750,000 100.00 750
806
Provincia de Buenos Aires 02/08/17 400,000 98.87 395
106
Provincia de Buenos Aires 02/08/17 450,000 99.78 449
124
Qatar Government International Bond 03/06/19 1,700,000 104.05 1,769
2,045
Qatar Government International Bond 03/06/19 650,000 99.68 648
721
Qatar Government International Bond 04/07/20 410,000 100.00 410
466
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,315
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,094
1,064
Reliance Industries, Ltd. 10/01/19 2,934,000 105.95 3,109
3,013
Residential Mortgage Loan Trust 10/04/19 2,508,296 100.00 2,508
2,508
Residential Mortgage Loan Trust 10/04/19 2,508,296 100.00 2,508
2,509
SABIC Capiral II BV 10/01/19 2,930,000 104.50 3,062
3,011
Santander Group Holdings PLC 10/02/18 2,653,000 109.71 2,911
3,113
Santander UK Group Holdings PLC 09/27/19 988,000 105.47 1,042
1,036
Saudi Arabian Oil Co. 04/07/20 3,093,000 98.61 3,050
3,107
Schneider Electric SE 04/22/19 1,470,000 100.39 1,476
1,519
Sealed Air Corp. 09/05/17 661,000 113.41 750
730
Sequoia Mortgage Trust 10/21/16 3,173,134 102.99 3,268
3,216
Sequoia Mortgage Trust 08/22/17 215,844 102.33 221
216
SFR Group SA 04/09/20 230,000 105.96 244
240
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,055
Shackleton CLO, Ltd. 07/12/19 3,286,745 100.00 3,287
3,193
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 100.90 3,021
3,069
Shops at Crystals Trust 03/08/18 520,000 96.17 500
495
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.08 1,246
1,291
Siemens Financieringsmaatschappij NV 09/30/19 2,027,000 99.82 2,023
2,111
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 104.01 551
573
Societe Generale SA 04/07/20 2,968,000 101.53 3,014
3,114
Solar Star Funding LLC 04/07/20 2,611,351 112.50 2,938
2,939
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,560
SpringCastle Funding Asset-Backed Notes 01/22/20 16,730,318 100.87 16,876
15,466
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 630,000 100.00 630
663
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 75,000 99.85 75
75
Standard Chartered PLC 09/26/19 2,944,000 102.06 3,005
2,970
Standard Chartered PLC 04/02/20 250,000 104.51 261
264
Syngenta Finance NV 04/17/18 590,000 100.00 590
582
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/02/19 230,000 100.77 232
196
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.37 195
220
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.63 446
509
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.78 3,001
3,045
Tennessee Gas Pipeline Co. LLC 02/19/20 350,000 100.12 350
332
Teva Pharmaceutical Industries, Ltd. 11/19/19 620,000 100.00 620
642
Textainer Marine Containers, Ltd. 06/22/17 4,241,223 99.98 4,241
4,042
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.95 704
655
T-Mobile USA, Inc. 04/02/20 1,160,000 99.28 1,152
1,269
T-Mobile USA, Inc. 04/14/20 90,000 106.11 95
96
T-Mobile USA, Inc. 04/20/20 1,470,000 105.04 1,544
1,543
Towd Point Mortgage Trust 07/22/16 1,224,278 99.86 1,222
1,222
Towd Point Mortgage Trust 07/07/17 2,744,848 100.54 2,760
2,753
Towd Point Mortgage Trust 07/26/17 807,309 100.99 815
809
Towd Point Mortgage Trust 08/04/17 2,355,579 99.63 2,347
2,374
Towd Point Mortgage Trust 01/24/19 5,203,139 102.76 5,347
5,408
Towd Point Mortgage Trust 10/31/19 4,477,455 102.28 4,580
4,576
Toyota Industries Corp. 04/22/20 275,000 101.48 279
280
TransDigm Group, Inc. 04/09/20 290,000 102.74 298
284
TransDigm Group, Inc. 04/09/20 120,000 107.82 129
125
Triton Container Finance IV LLC 08/16/17 3,251,645 100.08 3,254
3,091
Triton Container Finance VI LLC 06/07/17 1,449,743 99.98 1,449
1,388
Trust F/1401 09/27/19 1,794,000 106.69 1,914
1,599
Trust Fibra Uno 10/11/19 1,200,000 106.14 1,274
1,093
UBS AG 04/14/20 870,000 99.87 869
874

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 407
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
UBS Group AG 03/16/17 1,000,000 100.00 1,000
1,029
UBS Group AG 03/16/17 1,050,000 100.03 1,051
1,160
UBS Group AG 01/28/19 2,510,000 104.90 2,633
2,582
UBS Group AG 09/20/19 400,000 100.78 403
417
UniCredit SpA 01/08/19 4,247,000 104.12 4,441
4,380
UniCredit SpA 04/22/20 231,000 105.63 244
248
Union Pacific Corp. 06/07/18 390,000 100.16 391
423
USAA Capital Corp. 04/14/20 150,000 99.88 150
151
Valeant Pharmaceuticals International, Inc. 04/09/20 20,000 103.72 21
21
Verizon Owner Trust 04/16/20 6,196,105 100.64 6,236
6,245
Virgin Media Secured Finance PLC 09/20/19 350,000 104.93 367
363
Vistra Operations Co. LLC 06/04/19 1,580,000 99.84 1,577
1,589
VOC Escrow, Ltd. 08/07/18 310,000 97.27 302
244
Volkswagen Group of America Finance LLC 09/26/19 2,906,000 102.41 2,976
2,952
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,404
Voya CLO, Ltd. 11/21/19 6,878,000 99.50 6,844
6,637
Voya CLO, Ltd. 02/18/20 9,480,000 100.00 9,480
9,148
WEA Finance LLC / Westfield UK & Europe Finance PLC 09/28/15 1,025,000 99.97 1,025
1,025
Worldwide Plaza Trust 10/31/17 2,648,000 102.64 2,718
2,779
612,176
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
408 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
Air Medical Group Holdings, Inc. 2018 Term Loan B1 USD 1 Month LIBOR 3.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 5.000
American Airlines, Inc. 2017 Incremental Term Loan USD 1 Month LIBOR 2.000
Api Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Banco Santander SA USD 3 Month LIBOR 1.120
Bank of America Corp. USD 3 Month LIBOR 3.150
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC USD 3 Month LIBOR 3.054
Barclays PLC USD 3 Month LIBOR 1.356
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Bluemountain CLO, Ltd. USD 3 Month LIBOR 1.180
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.000
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
Caesars Entertainment Operating Co. LLC Exit Term Loan USD 1 Month LIBOR 2.000

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 409
Variable Rate Securities
Securities Referenced Rate Spread %
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
Cedar Funding VI CLO, Ltd. USD 3 Month LIBOR 1.090
Centex Home Equity Loan Trust USD 1 Month LIBOR 0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 2.750
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup, Inc. Secured Overnight Financing Rate 2.750
Citigroup, Inc. Secured Overnight Financing Rate 3.914
Citigroup, Inc. USD 3 Month LIBOR 1.338
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Credit Suisse European Mortgage Capital, Ltd. USD 1 Month LIBOR 2.750
Credit Suisse Group AG Secured Overnight Financing Rate 3.730
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.350
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
CSWF USD 1 Month LIBOR 1.300
Danske Bank A/S USD 3 Month LIBOR 1.249
Dcert Buyer, Inc. 2019 Term Loan B USD 1 Month LIBOR 4.000
Deerfield Dakota Holding, LLC 2020 USD Term Loan B USD 1 Month LIBOR 3.750
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Dryden XXVIII Senior Loan Fund USD 3 Month LIBOR 1.200
Eagle Re Ltd. USD 1 Month LIBOR 0.900
Edelman Financial Center LLC 2018 1st Lien term Loan USD 1 Month LIBOR 3.000
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.134
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.800
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
410 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 8.500
Fannie Mae REMICS USD 1 Month LIBOR 6.750
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Eagle Holdings, Inc. Term Loan B USD 3 Month LIBOR 2.500
Focus Financial Partners LLC  2020 Term Loan USD 1 Month LIBOR 2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.000
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac REMICS USD 1 Month LIBOR 7.000
Freddie Mac REMICS USD 1 Month LIBOR 8.000
Freddie Mac REMICS USD 1 Month LIBOR 7.500
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Froneri International Ltd. Term Loan USD 1 Month LIBOR 2.250
Garda World Security Corp. 2019 1ST Lien Term Loan B USD 3 Month LIBOR 4.750
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 8.600

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 411
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Golden Nugget, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.900
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 0.768
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Greenwood Park CLO, Ltd. USD 3 Month LIBOR 1.010
GS Mortgage Securities Trust USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Home Equity Asset Trust USD 1 Month LIBOR 0.390
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
Hospitality Mortgage Trust USD 1 Month LIBOR 2.350
HSBC Holdings PLC USD 3 Month LIBOR 1.610
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
iHeartCommunications, Inc. Exit Loan USD 1 Month LIBOR 3.000
Intrawest Resorts Holdings, Inc. Term Loan B1 USD 1 Month LIBOR 2.750
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.400
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.600
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.260
Jaguar Holding Co. II 1st Lien Term Loan USD 1 Month LIBOR 2.500
Jane Street Group LLC Term Loan USD 3 Month LIBOR 3.000
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.850
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.040
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.440
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 3.010
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Lloyds Banking Group PLC USD 3 Month LIBOR 1.495
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lone Star Portfolio Trust USD 1 Month LIBOR 5.850
MA Finance Co. LLC Term Loan B USD 1 Month LIBOR 2.500

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
412 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Madison Park Funding XXVII, Ltd. USD 3 Month LIBOR 1.030
Magnolia Finance XI DAC USD 3 Month LIBOR 2.900
Master Asset Backed Securities Trust USD 1 Month LIBOR 0.160
McAfee LLC Term Loan B USD 1 Month LIBOR 3.750
Michaels Stores, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Michaels Stores, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Michaels Stores, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley Secured Overnight Financing Rate 1.990
Morgan Stanley Secured Overnight Financing Rate 1.143
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley Secured Overnight Financing Rate 3.120
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 2.244
MultiPlan, Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.900
Newcastle Mortgage Securities Trust USD 1 Month LIBOR 0.390
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.150
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Occidental Petroleum Corp. USD 3 Month LIBOR 0.950
Option Care Health Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. Term Loan B USD 2 Month LIBOR 2.500
Party City Holdings, Inc. Term Loan B USD 2 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B USD 1 Month LIBOR 3.250
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC 2019 Term Loan B1 USD 1 Month LIBOR 3.250
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
RAMP Trust USD 1 Month LIBOR 0.570
RBS Capital Trust II USD 3 Month LIBOR 1.943
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Reynolds Group Holdings, Inc. 2017 Term Loan USD 1 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 413
Variable Rate Securities
Securities Referenced Rate Spread %
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.130
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
Sotera Health Holdings LLC Term Loan USD 1 Month LIBOR 4.500
Sound Point CLO, Ltd. USD 3 Month LIBOR 1.000
Soundview Home Loan Trust USD 1 Month LIBOR 0.470
Standard Chartered PLC USD 3 Month LIBOR 1.460
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC Term Loan B USD 1 Month LIBOR 2.250
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.400
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.680
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.150
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.170
Teachers Insurance & Annuity Association of America USD 3 Month LIBOR 2.661
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
TKC Holdings, Inc. 1st Lien Term Loan USD 2 Month LIBOR 3.750
UBS Group AG USD 3 Month LIBOR 1.468
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
UniCredit SpA USD ICE Swap Rate NY 5 Year Rate 4.914
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
VFH Parent LLC Term Loan B USD 6 Month LIBOR 3.000
VICI Properties, Inc. Replacement Term Loan B USD 1 Month LIBOR 1.750
Virgin Media Bristol LLC Term Loan N USD 1 Month LIBOR 2.500
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Voya CLO, Ltd. USD 3 Month LIBOR 0.900
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
Voya Financial, Inc. USD 3 Month LIBOR 2.084
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.420
Wells Fargo & Co. USD 3 Month LIBOR 4.240
Wells Fargo & Co. Secured Overnight Financing Rate 2.000
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 1.170

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
414 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Western Midstream Operating, LP USD 3 Month LIBOR 0.850
Wynn Resorts Finance LLC Term Loan A USD 1 Month LIBOR 1.750
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 415
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian 10 Year Government Bond Futures 1,004 AUD 149,444 06/20
(1,255)
Canadian 10 Year Government Bond Futures 453 CAD 67,674 06/20
2,801
Euro-BTP Futures 243 EUR 33,680 06/20
(2,284)
Eurodollar Futures 1 , 613 USD 401,859 06/20
2,250
Eurodollar Futures 564 USD 140,556 12/20
1,942
Euro-OAT Futures 69 EUR 11,649 06/20
(267)
Japan 10 Year Government Bond Futures 88 JPY 13,445,520 06/20
(1,050)
United States 2 Year Treasury Note Futures 3 , 441 USD 758,498 06/20
5,158
United States 5 Year Treasury Note Futures 3,076 USD 385,990 06/20
5,075
United States 10 Year Treasury Note Futures 4,504 USD 626,337 06/20
20,251
United States 10 Year Ultra Treasury Note Futures 153 USD 24,026 06/20
957
United States Treasury Long Bond Futures 928 USD 167,997 06/20
6,794
United States Treasury Ultra Bond Futures 607 USD 136,442 06/20
8,819
Short Positions
Australian 10 Year Government Bond Futures 693 AUD 103,152 06/20
655
Euro-Bobl Futures 203 EUR 27,598 06/20
(141)
Euro-Bund Futures 1,241 EUR 216,468 06/20
(486)
Eurodollar Futures 1 , 626 USD 405,463 03/21
(275)
Eurodollar Futures 690 USD 172,026 12/21
(975)
Euro-OAT Futures 87 EUR 14,688 06/20
177
Long Gilt Futures 261 GBP 35,940 06/20
(1,116)
United States 2 Year Treasury Note Futures 308 USD 67,892 06/20
(671)
United States 5 Year Treasury Note Futures 244 USD 30,618 06/20
(214)
United States 10 Year Treasury Note Futures 586 USD 81,491 06/20
(1,191)
United States 10 Year Ultra Treasury Note Futures 236 USD 37,059 06/20
(2,469)
United States Treasury Long Bond Futures 358 USD 64,809 06/20
(2,148)
United States Treasury Ultra Bond Futures 60 USD 13,487 06/20
71
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
40,408
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 5 Year Treasury Note
Futures
Bank of America
Put 365 124.00 USD 45,260 05/22/20
(9)
United States 5 Year Treasury Note
Futures
Bank of America
Put 179 124.50 USD 22,286 05/22/20
(8)
United States 5 Year Treasury Note
Futures
Bank of America
Put 9 124.75 USD 1,123 05/22/20
(1)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 122 139.50 USD 17,019 05/22/20
(46)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 122 137.00 USD 16,714 05/22/20
(9)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
BNP Paribas, USD 1.400%/USD 3
Month LIBOR, USD 21,050,
06/18/20
Merrill Lynch
Put 1 0.00 21,050 06/17/20
(28)
Total Liability for Options Written (premiums received $612)
(101)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
416 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 676 HKD 5,240 05/22/20 —
Bank of America USD 9,238 HUF 2,862,238 05/22/20 (342)
Bank of America USD 814 KRW 992,119 05/22/20 3
Bank of America USD 6,070 MXN 114,280 05/22/20 (1,341)
Bank of America USD 573 PEN 1,941 05/22/20 1
Bank of America USD 653 PHP 33,070 05/22/20 1
Bank of America USD 21,078 RUB 1,361,370 05/22/20 (2,807)
Bank of America USD 648 SGD 918 05/22/20 3
Bank of America USD 319 THB 10,339 05/22/20 1
Bank of America USD 20,852 TRY 129,573 05/22/20 (2,377)
Bank of America USD 283 TWD 8,446 05/22/20 2
Bank of America USD 6,015 ZAR 91,308 05/22/20 (1,098)
Bank of America HKD 119,007 USD 15,316 05/22/20 (32)
Bank of America HUF 102,045 USD 308 05/22/20 (9)
Bank of America KRW 25,374,983 USD 21,347 05/22/20 451
Bank of America MXN 859 USD 35 05/22/20 (1)
Bank of America PEN 51,841 USD 15,279 05/22/20 (61)
Bank of America PHP 773,911 USD 15,195 05/22/20 (126)
Bank of America RUB 53,488 USD 717 05/22/20 —
Bank of America SGD 21,278 USD 15,290 05/22/20 200
Bank of America THB 190,712 USD 6,109 05/22/20 214
Bank of America TRY 2,834 USD 403 05/22/20 (1)
Bank of America TWD 183,771 USD 6,137 05/22/20 (56)
Bank of America ZAR 1,213 USD 65 05/22/20 (1)
Bank of Montreal USD 16,112 JPY 1,677,600 06/17/20 (471)
Bank of New York USD 1,981 JPY 211,741 05/22/20 (7)
Bank of New York USD 16,090 JPY 1,677,600 06/17/20 (449)
Bank of New York JPY 3,960,303 USD 36,798 05/22/20 (113)
BNP Paribas EUR 70 USD 77 07/16/20 —
BNP Paribas EUR 2,430 USD 2,647 07/16/20 (19)
BNP Paribas EUR 4,944 USD 5,405 07/16/20 (22)
Citigroup USD 13,777 CAD 19,342 07/16/20 121
Citigroup USD 16,017 JPY 1,677,600 06/17/20 (376)
Citigroup RUB 109,378 USD 1,413 07/16/20 (41)
Goldman Sachs USD 5,174 BRL 26,359 07/16/20 (349)
Goldman Sachs USD 4,099 GBP 3,287 07/16/20 41
Goldman Sachs USD 10,575 MXN 260,319 07/16/20 107
Goldman Sachs EUR 920 USD 994 07/16/20 (16)
Goldman Sachs JPY 214,098 USD 1,977 07/16/20 (21)
JPMorgan Chase USD 5,063 AUD 8,017 06/22/20 161
JPMorgan Chase USD 111 BRL 582 05/14/20 (4)
JPMorgan Chase USD 585 BRL 3,205 05/22/20 3
JPMorgan Chase USD 764 CAD 1,068 05/19/20 3
JPMorgan Chase USD 1,749 CAD 2,483 05/19/20 34
JPMorgan Chase USD 1,954 CAD 2,776 05/19/20 41
JPMorgan Chase USD 4,422 CAD 6,359 05/19/20 147
JPMorgan Chase USD 1,358 CHF 1,326 05/19/20 17
JPMorgan Chase USD 3,197 CHF 3,103 05/19/20 19
JPMorgan Chase USD 3,641 CHF 3,523 05/19/20 10
JPMorgan Chase USD 8,345 CHF 8,157 05/19/20 109
JPMorgan Chase USD 3,982 CLP 3,362,796 05/14/20 47
JPMorgan Chase USD 378 COP 1,468,828 05/14/20 (7)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 417
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 1,325 COP 5,324,648 05/14/20 19
JPMorgan Chase USD 1,940 COP 7,839,320 05/14/20 39
JPMorgan Chase USD 8,434 COP 33,913,984 05/14/20 125
JPMorgan Chase USD 4 CZK 90 06/17/20 —
JPMorgan Chase USD 5,922 EUR 5,444 06/22/20 49
JPMorgan Chase USD 19,386 GBP 15,522 06/22/20 168
JPMorgan Chase USD 95 HKD 734 05/19/20 —
JPMorgan Chase USD 175 HKD 1,358 05/19/20 —
JPMorgan Chase USD 92 HUF 30,001 06/17/20 1
JPMorgan Chase USD 581 HUF 195,873 06/17/20 28
JPMorgan Chase USD 1,453 HUF 485,381 06/17/20 55
JPMorgan Chase USD 3,674 HUF 1,203,420 06/17/20 65
JPMorgan Chase USD 5,533 HUF 1,779,485 06/17/20 (5)
JPMorgan Chase USD 5,598 HUF 1,800,411 06/17/20 (4)
JPMorgan Chase USD 3,146 IDR 49,391,742 05/18/20 115
JPMorgan Chase USD 3,946 IDR 62,687,980 05/18/20 193
JPMorgan Chase USD 1,124 INR 88,036 07/16/20 31
JPMorgan Chase USD 767 JPY 82,515 06/22/20 2
JPMorgan Chase USD 2,514 JPY 270,321 06/22/20 6
JPMorgan Chase USD 10,013 KRW 12,264,889 05/21/20 87
JPMorgan Chase USD 979 MXN 23,320 06/17/20 (19)
JPMorgan Chase USD 1,344 MXN 28,391 06/17/20 (174)
JPMorgan Chase USD 1,503 MXN 37,094 06/17/20 26
JPMorgan Chase USD 1,592 MXN 37,902 06/17/20 (30)
JPMorgan Chase USD 1,602 MXN 39,320 06/17/20 18
JPMorgan Chase USD 2,178 MXN 54,119 06/17/20 52
JPMorgan Chase USD 2,669 MXN 63,436 06/17/20 (56)
JPMorgan Chase USD 3,549 MXN 86,681 06/17/20 23
JPMorgan Chase USD 4,009 MXN 98,317 06/17/20 42
JPMorgan Chase USD 5,347 MXN 132,773 06/17/20 124
JPMorgan Chase USD 556 MXN 13,500 07/16/20 (2)
JPMorgan Chase USD 109 NOK 1,152 06/17/20 4
JPMorgan Chase USD 430 NOK 4,381 06/17/20 (3)
JPMorgan Chase USD 977 NOK 10,161 06/17/20 15
JPMorgan Chase USD 977 NOK 10,400 06/17/20 38
JPMorgan Chase USD 1,344 NOK 12,843 06/17/20 (91)
JPMorgan Chase USD 1,611 NOK 16,936 06/17/20 43
JPMorgan Chase USD 1,659 NOK 18,027 06/17/20 101
JPMorgan Chase USD 1,998 NOK 20,562 06/17/20 10
JPMorgan Chase USD 2,521 NOK 27,318 06/17/20 146
JPMorgan Chase USD 2,690 NOK 27,671 06/17/20 11
JPMorgan Chase USD 3,881 NOK 38,904 06/17/20 (82)
JPMorgan Chase USD 3,912 NOK 41,319 06/17/20 122
JPMorgan Chase USD 19,007 NOK 181,426 06/17/20 (1,295)
JPMorgan Chase USD 2,682 NZD 4,496 06/22/20 75
JPMorgan Chase USD 231 PEN 775 05/14/20 (2)
JPMorgan Chase USD 1,174 PEN 3,933 05/22/20 (10)
JPMorgan Chase USD 1,856 PEN 6,329 05/22/20 17
JPMorgan Chase USD 2,963 PEN 10,060 06/01/20 12
JPMorgan Chase USD 2,967 PEN 10,060 06/03/20 8
JPMorgan Chase USD 2,702 PLN 11,191 06/17/20 (5)
JPMorgan Chase USD 16,102 PLN 60,623 06/17/20 (1,495)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
418 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase USD 1,336 RUB 98,256 05/14/20 (15)
JPMorgan Chase USD 3,987 RUB 308,442 05/14/20 161
JPMorgan Chase USD 1,351 SEK 12,793 06/17/20 (39)
JPMorgan Chase USD 1,590 SEK 15,819 06/17/20 33
JPMorgan Chase USD 1,591 SEK 15,943 06/17/20 43
JPMorgan Chase USD 35,885 SEK 335,332 06/17/20 (1,499)
JPMorgan Chase USD 1,623 SGD 2,310 05/19/20 15
JPMorgan Chase USD 3,761 SGD 5,395 05/19/20 65
JPMorgan Chase USD 4,223 SGD 6,023 05/19/20 48
JPMorgan Chase USD 9,152 SGD 13,220 05/19/20 223
JPMorgan Chase USD 1,779 THB 57,758 05/19/20 6
JPMorgan Chase USD 15,596 THB 505,806 05/28/20 37
JPMorgan Chase AUD 1,287 USD 810 06/22/20 (29)
JPMorgan Chase BRL 6,161 USD 1,161 05/14/20 29
JPMorgan Chase BRL 3,259 USD 622 05/18/20 24
JPMorgan Chase BRL 849 USD 158 05/22/20 3
JPMorgan Chase BRL 7,247 USD 1,376 05/22/20 45
JPMorgan Chase CAD 711 USD 503 05/19/20 (8)
JPMorgan Chase CAD 1,658 USD 1,174 05/19/20 (17)
JPMorgan Chase CAD 1,905 USD 1,342 05/19/20 (27)
JPMorgan Chase CAD 4,105 USD 2,835 05/19/20 (114)
JPMorgan Chase CAD 9,583 USD 7,055 05/19/20 170
JPMorgan Chase CHF 3,793 USD 4,028 05/19/20 97
JPMorgan Chase CHF 3,806 USD 3,983 05/19/20 39
JPMorgan Chase CHF 28,454 USD 30,721 05/19/20 1,231
JPMorgan Chase CLP 504,992 USD 586 05/14/20 (19)
JPMorgan Chase CNY 86,343 USD 12,141 07/16/20 (44)
JPMorgan Chase COP 7,356,945 USD 1,810 05/14/20 (46)
JPMorgan Chase COP 44,144,787 USD 10,900 05/29/20 (225)
JPMorgan Chase CZK 1,693 USD 76 06/17/20 7
JPMorgan Chase EUR 5,070 USD 5,522 06/22/20 (39)
JPMorgan Chase EUR 5,090 USD 5,568 06/22/20 (15)
JPMorgan Chase EUR 28,010 USD 30,620 06/22/20 (105)
JPMorgan Chase EUR 1,750 USD 1,920 07/16/20 —
JPMorgan Chase GBP 2,434 USD 2,988 06/22/20 (78)
JPMorgan Chase HKD 6,253 USD 804 05/19/20 (2)
JPMorgan Chase HUF 4,293 USD 13 06/17/20 —
JPMorgan Chase HUF 16,600 USD 51 06/17/20 (1)
JPMorgan Chase HUF 62,581 USD 184 06/17/20 (10)
JPMorgan Chase HUF 151,886 USD 461 06/17/20 (11)
JPMorgan Chase HUF 5,356,790 USD 18,194 06/17/20 1,550
JPMorgan Chase IDR 101,434,646 USD 6,050 05/14/20 (652)
JPMorgan Chase IDR 6,788,489 USD 429 05/18/20 (19)
JPMorgan Chase IDR 111,278,137 USD 6,916 05/18/20 (431)
JPMorgan Chase JPY 2,397,447 USD 22,360 06/22/20 5
JPMorgan Chase KRW 1,108,565 USD 901 05/21/20 (12)
JPMorgan Chase KRW 4,882,684 USD 3,980 05/21/20 (41)
JPMorgan Chase MXN 8,430 USD 345 06/17/20 (2)
JPMorgan Chase MXN 20,915 USD 833 06/17/20 (29)
JPMorgan Chase MXN 21,488 USD 885 06/17/20 —
JPMorgan Chase MXN 29,455 USD 1,210 06/17/20 (4)
JPMorgan Chase MXN 49,589 USD 2,041 06/17/20 (3)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 419
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase MXN 58,880 USD 2,341 06/17/20 (85)
JPMorgan Chase MXN 82,504 USD 3,355 06/17/20 (45)
JPMorgan Chase MXN 87,732 USD 3,707 06/17/20 92
JPMorgan Chase MXN 99,672 USD 3,915 06/17/20 (192)
JPMorgan Chase MXN 180,582 USD 8,440 06/17/20 999
JPMorgan Chase NOK 16,413 USD 1,567 06/17/20 (35)
JPMorgan Chase NOK 38,289 USD 3,679 06/17/20 (59)
JPMorgan Chase NOK 50,849 USD 4,833 06/17/20 (132)
JPMorgan Chase NOK 86,123 USD 7,765 06/17/20 (643)
JPMorgan Chase NZD 29,987 USD 17,961 06/22/20 (428)
JPMorgan Chase PEN 9,834 USD 2,841 05/14/20 (70)
JPMorgan Chase PEN 8,978 USD 2,659 05/18/20 2
JPMorgan Chase PEN 8,978 USD 2,677 05/18/20 20
JPMorgan Chase PEN 23,689 USD 6,992 05/20/20 (18)
JPMorgan Chase PEN 24,048 USD 7,015 05/21/20 (101)
JPMorgan Chase PEN 14,284 USD 4,163 05/22/20 (64)
JPMorgan Chase PLN 1,380 USD 325 06/17/20 (7)
JPMorgan Chase PLN 3,227 USD 766 06/17/20 (12)
JPMorgan Chase PLN 5,350 USD 1,281 06/17/20 (8)
JPMorgan Chase PLN 8,075 USD 1,887 06/17/20 (59)
JPMorgan Chase PLN 11,728 USD 3,015 06/17/20 189
JPMorgan Chase PLN 11,728 USD 2,995 06/17/20 169
JPMorgan Chase RUB 16,443 USD 214 05/14/20 (7)
JPMorgan Chase RUB 58,320 USD 754 05/14/20 (30)
JPMorgan Chase SEK 14,450 USD 1,422 06/17/20 (60)
JPMorgan Chase SEK 33,801 USD 3,350 06/17/20 (116)
JPMorgan Chase SEK 38,406 USD 3,804 06/17/20 (134)
JPMorgan Chase SEK 75,794 USD 7,471 06/17/20 (302)
JPMorgan Chase SGD 193 USD 135 05/19/20 (2)
JPMorgan Chase SGD 387 USD 271 05/19/20 (4)
JPMorgan Chase SGD 539 USD 377 05/19/20 (6)
JPMorgan Chase SGD 727 USD 503 05/19/20 (13)
JPMorgan Chase SGD 57,016 USD 41,218 05/19/20 784
JPMorgan Chase THB 154,612 USD 4,715 05/18/20 (64)
JPMorgan Chase THB 154,612 USD 4,717 05/19/20 (62)
JPMorgan Chase THB 354,352 USD 10,877 05/22/20 (75)
JPMorgan Chase THB 227,302 USD 6,969 05/26/20 (57)
Royal Bank of Canada USD 16,102 JPY 1,677,600 06/17/20 (460)
Standard Chartered USD 16,076 JPY 1,677,600 06/17/20 (435)
Standard Chartered JPY 3,895,000 USD 36,981 06/17/20 666
State Street USD 13,695 AUD 21,628 05/22/20 400
State Street USD 156 BRL 824 05/22/20 (5)
State Street USD 406 BRL 2,272 05/22/20 11
State Street USD 1,096 BRL 5,474 05/22/20 (91)
State Street USD 15,291 BRL 66,309 05/22/20 (3,115)
State Street USD 1,339 EUR 1,236 05/22/20 15
State Street USD 88 HKD 684 05/22/20 —
State Street USD 515 HKD 4,003 05/22/20 1
State Street USD 960 HKD 7,449 05/22/20 1
State Street USD 17 INR 1,319 05/22/20 —
State Street USD 121 INR 9,334 05/22/20 3
State Street USD 6,069 INR 437,169 05/22/20 (282)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
420 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 348 KRW 425,314 05/22/20 2
State Street USD 524 KRW 641,205 05/22/20 4
State Street USD 646 KRW 806,329 05/22/20 18
State Street USD 775 MXN 17,735 05/22/20 (41)
State Street USD 15,219 MYR 63,446 05/22/20 (509)
State Street USD 47,161 NZD 79,354 05/22/20 1,511
State Street USD 863 PEN 2,955 05/22/20 12
State Street USD 871 PEN 3,113 05/22/20 50
State Street USD 174 PHP 8,855 05/22/20 1
State Street USD 438 PHP 22,764 05/22/20 13
State Street USD 845 PHP 44,364 05/22/20 34
State Street USD 4 PLN 15 05/22/20 —
State Street USD 50 PLN 212 05/22/20 1
State Street USD 169 PLN 672 05/22/20 (7)
State Street USD 284 PLN 1,192 05/22/20 4
State Street USD 119 RUB 9,642 05/22/20 10
State Street USD 2,461 RUB 183,884 05/22/20 7
State Street USD 317 SGD 451 05/22/20 2
State Street USD 346 SGD 493 05/22/20 3
State Street USD 566 SGD 820 05/22/20 15
State Street USD 102 THB 3,261 05/22/20 (1)
State Street USD 228 THB 7,425 05/22/20 2
State Street USD 138 TRY 904 05/22/20 (9)
State Street USD 791 TRY 5,554 05/22/20 1
State Street USD 57 TWD 1,702 05/22/20 —
State Street USD 193 TWD 5,764 05/22/20 1
State Street USD 349 TWD 10,505 05/22/20 5
State Street USD 289 ZAR 5,426 05/22/20 3
State Street USD 385 ZAR 6,431 05/22/20 (38)
State Street AUD 1,340 USD 869 05/22/20 (4)
State Street BRL 930 USD 180 05/22/20 9
State Street EUR 28,454 USD 30,867 05/22/20 (324)
State Street HUF 7,684 USD 23 05/22/20 (1)
State Street HUF 29,163 USD 90 05/22/20 —
State Street HUF 141,671 USD 459 05/22/20 19
State Street INR 20,625 USD 270 05/22/20 (3)
State Street INR 27,245 USD 356 05/22/20 (5)
State Street MXN 278 USD 11 05/22/20 —
State Street MXN 615 USD 25 05/22/20 —
State Street MYR 494 USD 114 05/22/20 —
State Street MYR 910 USD 210 05/22/20 (1)
State Street MYR 2,435 USD 541 05/22/20 (23)
State Street MYR 2,457 USD 562 05/22/20 (7)
State Street NZD 3,528 USD 2,134 05/22/20 (29)
State Street PEN 682 USD 191 05/22/20 (11)
State Street PLN 24,031 USD 6,107 05/22/20 316
State Street RUB 133,247 USD 1,764 05/22/20 (24)
State Street THB 501 USD 15 05/22/20 —
State Street TRY 4,880 USD 731 05/22/20 35
State Street TRY 116,000 USD 18,245 06/17/20 1,842
State Street ZAR 3,023 USD 172 05/22/20 10
UBS USD 1,976 CHF 1,926 05/22/20 20

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 421
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS CHF 46,710 USD 48,408 05/22/20 (6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(10,538)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 22,270 Three Month LIBOR
(2)
1.732%
(3)
06/27/21
— (442) (442)
Barclays MXN 219,320 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
90 715 805
Barclays USD 27,074 Three Month LIBOR
(2)
1.850%
(3)
11/15/44
57 (6,672) (6,615)
Citigroup BRL 9,000 7.024%
(3)
Brazil Interbank Deposit
Rate
(2)
01/04/27
— 7 7
Citigroup BRL 10,600 7.024%
(3)
Brazil Interbank Deposit
Rate
(2)
01/04/27
5 3 8
Citigroup BRL 11,440 7.024%
(3)
Brazil Interbank Deposit
Rate
(2)
01/04/27
7 2 9
JPMorgan Chase BRL 7,400 7.044%
(3)
Brazil Interbank Deposit
Rate
(2)
01/04/27
— 7 7
JPMorgan Chase HUF 1,584,190 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (181) (181)
JPMorgan Chase HUF 2,734,600 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 223 223
Merrill Lynch USD 47,959 0.600%
(3)
Three Month LIBOR
(2)
03/23/22
7 177 184
Merrill Lynch USD 30,883 0.125%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
08/31/24
12 (3) 9
Merrill Lynch USD 124,260 0.380%
(3)
Three Month LIBOR
(2)
08/31/24
37 122 159
Merrill Lynch USD 27,940 0.700%
(3)
Three Month LIBOR
(2)
03/23/25
(23) 400 377
Merrill Lynch USD 7,497 0.658%
(3)
Three Month LIBOR
(2)
09/18/25
— 88 88
Merrill Lynch USD 9,663 0.645%
(3)
Three Month LIBOR
(2)
09/18/25
— 108 108
Merrill Lynch USD 97,054 Three Month LIBOR
(2)
1.550%
(3)
06/30/26
15 (6,727) (6,712)
Merrill Lynch USD 35,304 Three Month LIBOR
(2)
1.520%
(3)
07/31/26
115 (2,383) (2,268)
Merrill Lynch USD 5,362 Three Month LIBOR
(2)
1.650%
(3)
11/15/26
(20) (380) (400)
Merrill Lynch USD 14,547 Three Month LIBOR
(2)
1.600%
(3)
11/15/26
5 (1,043) (1,038)
Merrill Lynch USD 28,366
Federal Fund
Effective Rate - 1
Year
(2)
0.300%
(3)
02/15/27
87 (168) (81)
Merrill Lynch USD 31,008 Three Month LIBOR
(2)
0.750%
(3)
02/15/27
6 (530) (524)
Merrill Lynch USD 37,330 0.770%
(3)
Three Month LIBOR
(2)
03/24/27
277 352 629
Merrill Lynch USD 4,125 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
70 (163) (93)
Merrill Lynch USD 2,093 Three Month LIBOR
(2)
0.792%
(3)
03/18/50
— 16 16
Merrill Lynch USD 2,107 Three Month LIBOR
(2)
0.818%
(3)
03/19/50
— 2 2
Merrill Lynch USD 1,360 Three Month LIBOR
(2)
0.855%
(3)
09/18/50
(3) (9) (12)
Merrill Lynch USD 1,759 Three Month LIBOR
(2)
0.838%
(3)
09/18/50
— (7) (7)
Total Open Interest Rate Swap Contracts (å)
744 (16,486) (15,742)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
422 Strategic Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield
Index Goldman Sachs
Sell
USD 116,800 5.000%
(2)
06/20/25
(4,695) (708) (5,403)
CDX NA High Yield
Index Merrill Lynch
Sell
USD 14,425 5.000%
(2)
06/20/25
(865) 198 (667)
CDX Investment Grade
Index Goldman Sachs
Sell
USD 327,500 1.000%
(2)
06/20/25
1,709 837 2,546
CDX Investment Grade
Index Merrill Lynch
Sell
USD 144,580 1.000%
(2)
06/20/25
(206) 1,332 1,126
CDX NA High Yield
Index Merrill Lynch
Sell
USD 13 5.000%
(2)
06/20/24
1 (1) —
iTraxx Europe Crossover
Index Goldman Sachs
Sell
USD 35,000 5.000%
(2)
06/20/25
(1,925) 2,288 363
Total Open Credit Indices Contracts (å) (5,981) 3,946 (2,035)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 192,530 $ 930
$ —
$ 193,460 5 .9
Corporate Bonds and Notes — 793,118 —
—
793,118 24 .1
International Debt — 406,171 3,366
—
409,537 12 .5
Loan Agreements — 46,826 —
—
46,826 1 .4
Mortgage-Backed Securities — 998,046 —
—
998,046 30 .3
Non-US Bonds — 150,167 —
—
150,167 4 .6
United States Government Treasuries — 239,478 —
—
239,478 7 .3
Common Stocks
Technology — — 19
—
19 —
*
Options Purchased 9 — —
—
9 —
*
Short-Term Investments — 158,418 —
249,030
407,448 12 .4
Total Investments 9 2,984,754 4,315 249,030 3,238,108 98 .5
Other Assets and Liabilities, Net 1 .5
100 .0

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 423
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 54,950 — — — 54,950 1 .7
Foreign Currency Exchange Contracts — 14,739 — — 14,739 0 .4
Interest Rate Swap Contracts — 2,631 — — 2,631 0 .1
Credit Default Swap Contracts — 4,035 — — 4,035 0 .1
A
Liabilities
Futures Contracts (14,542) — — — (14,542) (0 .4)
Options Written (101) — — — (101) (— )
*
Foreign Currency Exchange Contracts — (25,277) — — (25,277) (0 .8)
Interest Rate Swap Contracts — (18,373) — — (18,373) (0 .6)
Credit Default Swap Contracts — (6,070) — — (6,070) (0 .2)
Total Other Financial Instruments
**
$ 40,307 $ (28,315) $ — $ — $ 11,992
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
1,743
Australia .................................................................................
4,151
Bermuda .................................................................................
7,301
B razil ......................................................................................
28,753
Canada ....................................................................................
50,845
Cayman Islands .......................................................................
71,482
Chile .......................................................................................
6,661
China ......................................................................................
15,469
Colombia .................................................................................
18,953
Curacao ...................................................................................
88
Denmark .................................................................................
5,946
Egypt ......................................................................................
533
Finland ...................................................................................
616
France .....................................................................................
27,352

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
424 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Germany .................................................................................
15,760
India .......................................................................................
9,001
Indonesia ................................................................................
14,901
Ireland ....................................................................................
13,549
Israel .......................................................................................
3,906
Italy ........................................................................................
33,964
Japan ......................................................................................
8,795
Kazakhstan .............................................................................
259
Kenya ......................................................................................
385
Kuwait ....................................................................................
1,762
Luxembourg ............................................................................
1,523
Macao .....................................................................................
1,209
Malaysia ..................................................................................
10,619
Mexico ....................................................................................
41,277
Morocco ..................................................................................
340
Netherlands ............................................................................
22,517
New Zealand ...........................................................................
6,270
Nigeria ....................................................................................
467
Norway ....................................................................................
11,602
Panama ...................................................................................
3,556
Peru ........................................................................................
11,140
Poland .....................................................................................
2,178
Qatar .......................................................................................
3,232
Russia .....................................................................................
20,466
Saudi Arabia ...........................................................................
6,118
Singapore ................................................................................
24,850
South Africa ............................................................................
1,828
South Korea ............................................................................
3,069
Spain .......................................................................................
4,249
Sweden ....................................................................................
1,447
Switzerland .............................................................................
11,083
Thailand ..................................................................................
2,606
United Arab Emirates .............................................................
3,850
United Kingdom ......................................................................
58,185
United States ...........................................................................
2,642,252
Total Investments .................................................................... 3,238,108

Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 425
*
Fair value of purchased options.
**
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
***
Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
****
Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 9
Unrealized appreciation on foreign currency exchange contracts — 14,739 —
Variation margin on futures contracts** — — 54,950
Interest rate swap contracts, at fair value — — 2,631
Credit default swap contracts, at fair value 4,035 — —
Total
$ 4,035 $ 14,739 $ 57,5 90
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 14,542
Unrealized depreciation on foreign currency exchange contracts — 25,277 —
Options written, at fair value — — 101
Interest rate swap contracts, at fair value — — 18,373
Credit default swap contracts, at fair value 6,070 — —
Total
$ 6,070 $ 25,277 $ 33,016
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (1,131)
Futures contracts — — 67,160
Options written — — 2,933
Interest rate swap contracts — — (8,069)
Credit default swap contracts (11,392) — —
Foreign currency exchange contracts — (2,026) —
Total
$ (11,392) $ (2,026) $ 60,893
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ (375)
Futures contracts — — 38,231
Options written — — 701
Interest rate swap contracts — — (15,566)
Credit default swap contracts 3,449 — —
Foreign currency exchange contracts — (9,536) —
Total
$ 3,449 $ (9,536) $ 22,991
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
426 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 9 $ — $ 9
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 14,739 — 14,739
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,631 — 2,631
Credit Default Swap Contracts Credit default swap contracts, at fair value 4,035 — 4,035
Total Financial and Derivative Assets
21, 414 — 21, 414
Financial and Derivative Assets not subject to a netting agreement
(2,385) — (2,385)
Total Financial and Derivative Assets subject to a netting agreement
$ 19,029 $ — $ 19,029
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,003 $ 1,544 $ — $ 459
Citigroup
145 41 — 104
Goldman Sachs
3,058 3,058 — —
JPMorgan Chase
8,776 8,776 — —
Standard Chartered
665 435 — 230
State Street
4,36 2 2,519 — 1,84 3
UBS
20 6 — 14
Total
$ 19,029 $ 16,379 $ — $ 2,65 0

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 427
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 25,277 $ — $ 25,277
Options Written Contracts Options written, at fair value 101 — 101
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 18,373 — 18,373
Credit Default Swap Contracts Credit default swap contracts, at fair value 6,070 — 6,070
Total Financial and Derivative Liabilities
49,821 — 49,821
Financial and Derivative Liabilities not subject to a netting agreement
(18,264) — (18,26 4 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 31,55 7 $ — $ 31,55 7
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 8,921 $ 1,544 $ 7,377 $ —
Bank of Montreal 470 — — 470
Bank of New York 569 — — 569
BNP Paribas 41 — — 41
Citigroup 416 41 40 335
Goldman Sachs 5,790 3,058 2,732 —
JPMorgan Chase 9,890 8,776 850 264
Merrill Lynch 28 — — 28
Royal Bank of Canada 459 — — 459
Standard Chartered 435 435 — —
State Street 4,532 2,519 2,013 —
UBS 6 6 — —
Total
$ 31,557 $ 16,379 $ 13,012 $ 2,166
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
428 Strategic Bond Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,216,828
Investments, at fair value(>) ...........................................................................................................................................................
3,238,108
Cash ............................................................................................................................................................................................... 11,375
Foreign currency holdings(^) ......................................................................................................................................................... 3,020
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 14,739
Receivables:
Dividends and interest ....................................................................................................................................................... 17,875
Dividends from affiliated funds .......................................................................................................................................... 81
Investments sold ................................................................................................................................................................ 155,574
Fund shares sold ................................................................................................................................................................ 2,405
From broker(a)(b)(c) ........................................................................................................................................................... 84,114
Variation margin on futures contracts ................................................................................................................................. 41,985
Other receivable ................................................................................................................................................................ 22
Prepaid expenses ........................................................................................................................................................................... 29
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,631
Credit default swap contracts, at fair value(+) ................................................................................................................................ 4,035
Total assets .................................................................................................................................................
3,575,993
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 13,624
Investments purchased ...................................................................................................................................................... 217,002
Fund shares redeemed ....................................................................................................................................................... 3,344
Accrued fees to affiliates .................................................................................................................................................... 1,408
Other accrued expenses ..................................................................................................................................................... 341
Variation margin on futures contracts ................................................................................................................................. 1,528
Unfunded loan commitment ............................................................................................................................................... 47
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 25,277
Options written, at fair value(x) ...................................................................................................................................................... 101
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 18,373
Credit default swap contracts, at fair value(+) ................................................................................................................................ 6,070
Total liabilities .............................................................................................................................................
287,115
Net Assets ............................................................................................................................................................
$ 3,288,878

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 429
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 114, 61 5
Shares of beneficial interest ...........................................................................................................................................................
2,913
Additional paid-in capital ..............................................................................................................................................................
3,171,35 0
Net Assets ............................................................................................................................................................
$ 3,288, 878
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.26
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 11.70
Class A — Net assets ............................................................................................................................................................. $ 28,335,302
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,516,650
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.20
Class C — Net assets ............................................................................................................................................................. $ 18,451,583
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,647,533
Net asset value per share: Class E(#) ............................................................................................................................................. $ 11.17
Class E — Net assets ............................................................................................................................................................. $ 3,228,526
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 289,094
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.31
Class M — Net assets ............................................................................................................................................................ $ 325,165,069
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 28,762,093
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 11.17
Class R6 — Net assets ........................................................................................................................................................... $ 1,189,122
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 106,474
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.32
Class S — Net assets ............................................................................................................................................................. $ 2,439,189,320
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 215,480,892
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.15
Class Y — Net assets ............................................................................................................................................................. $ 473,318,814
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 42,462,208
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,960
(x)     Premiums received on options written $ 612
(+)     Credit default swap contracts - premiums paid (received) $ (5,981)
(•)     Interest rate swap contracts - premiums paid (received) $ 744
(>)     Investments in affiliates, U.S. Cash Management Fund $ 249,030
(a)     Receivable from Broker for Futures $ 28,70 5
(b)     Receivable from Broker for Swaps $ 47,369
(c)     Receivable from Broker for Forwards $ 8,040
(d)      Due to Broker for Futures $ 13,334
(e)     Due to Broker for Swaps $ 290
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
430 Strategic Bond Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 61
Dividends from affiliated funds ......................................................................................................................................... 843
Interest .............................................................................................................................................................................. 55,600
Total investment income ...............................................................................................................................................................
56,504
Expenses
Advisory fees .................................................................................................................................................................... 8,723
Administrative fees ........................................................................................................................................................... 911
Custodian fees ................................................................................................................................................................... 355
Distribution fees - Class A ................................................................................................................................................ 36
Distribution fees - Class C ................................................................................................................................................ 71
Transfer agent fees - Class A ............................................................................................................................................. 29
Transfer agent fees - Class C ............................................................................................................................................. 19
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 354
Transfer agent fees - Class R6 ...........................................................................................................................................
—
**
Transfer agent fees - Class S ............................................................................................................................................. 2,683
Transfer agent fees - Class Y ............................................................................................................................................. 15
Professional fees ............................................................................................................................................................... 171
Registration fees ............................................................................................................................................................... 77
Shareholder servicing fees - Class C ................................................................................................................................. 24
Shareholder servicing fees - Class E ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 86
Printing fees ...................................................................................................................................................................... 138
Miscellaneous ................................................................................................................................................................... 34
Expenses before reductions .............................................................................................................................................. 13,733
Expense reductions ........................................................................................................................................................... (3,330)
Net expenses .................................................................................................................................................................................
10,403
Net investment income (loss) ........................................................................................................................................................
46,101
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 24,02 5
Investments in affiliated funds .......................................................................................................................................... 22
Futures contracts .............................................................................................................................................................. 6 7 , 1 60
Options written ................................................................................................................................................................. 2,933
Foreign currency exchange contracts ................................................................................................................................ (2,026)
Interest rate swap contracts ............................................................................................................................................... (8,069)
Credit default swap contracts ............................................................................................................................................ (11,392)
Foreign currency-related transactions ............................................................................................................................... 773
Net realized gain (loss) ..................................................................................................................................................................
73, 426
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (67,09 3 )
Investments in affiliated funds .......................................................................................................................................... 28
Futures contracts .............................................................................................................................................................. 38,231
Options written ................................................................................................................................................................. 701
Foreign currency exchange contracts ................................................................................................................................ (9,536)
Interest rate swap contracts ............................................................................................................................................... (15,566)
Credit default swap contracts ............................................................................................................................................ 3,449
Foreign currency-related transactions ............................................................................................................................... (501)
Other investments ............................................................................................................................................................. (1)

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 431
Statement of Operations , continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... (50,288)
Net realized and unrealized gain (loss) ......................................................................................................................................... 23,138
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 69,239
**      Less than $500.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
432 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 46,101 $ 113,925
Net realized gain (loss) ...................................................................................................................... 73,426 170,250
Net change in unrealized appreciation (depreciation) ....................................................................... (50,288) 186,668
Net increase (decrease) in net assets from operations ............................................................................. 69,239 470,843
Distributions
To shareholders
Class A .......................................................................................................................................... (576) (672)
Class C .......................................................................................................................................... (319) (317)
Class E .......................................................................................................................................... (60) (75)
Class M ......................................................................................................................................... (7,709) (5,953)
Class R6 ........................................................................................................................................ (22) (21)
Class S ........................................................................................................................................... (58,108) (72,776)
Class Y .......................................................................................................................................... (15,345) (18,921)
Net decrease in net assets from distributions .......................................................................................... (82,139) (98,735)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (589,281) (901,743)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(602,181) (529,635)
Net Assets
Beginning of period .................................................................................................................................
3,891,059 4,420,694
End of period ..........................................................................................................................................
$ 3,288,878 $ 3,891,059

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 433
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 290 $ 3,234 349 $ 3,807
Proceeds from reinvestment of distributions 52 570 62 667
Payments for shares redeemed (474) (5,284) (978) (10,602)
Net increase (decrease)
(132) (1,480) (567) (6,128)
Class C
Proceeds from shares sold 74 819 170 1,833
Proceeds from reinvestment of distributions 29 316 29 314
Payments for shares redeemed (273) (3,031) (824) (8,903)
Net increase (decrease)
(170) (1,896) (625) (6,756)
Class E
Proceeds from shares sold 43 464 29 312
Proceeds from reinvestment of distributions 5 59 7 74
Payments for shares redeemed (30) (324) (126) (1,360)
Net increase (decrease)
18 199 (90) (974)
Class M
Proceeds from shares sold 5,120 57,347 20,755 225,994
Proceeds from reinvestment of distributions 693 7,709 546 5,953
Payments for shares redeemed (7,205) (79,847) (7,090) (77,027)
Net increase (decrease)
(1,392) (14,791) 14,211 154,920
Class R6
Proceeds from shares sold 5 3 58 7 26 287
Proceeds from reinvestment of distributions 2 22 2 2 1
Payments for shares redeemed (3 8 ) (404) (10) (113)
Net increase (decrease)
1 7 20 5 18 19 5
Class S
Proceeds from shares sold 23,855 267,358 41,104 447,371
Proceeds from reinvestment of distributions 5,187 57,796 6,707 72,410
Payments for shares redeemed (58,604) (654,378) (133,927) (1,446,742)
Net increase (decrease)
(29,562) (329,224) (86,116) (926,961)
Class Y
Proceeds from shares sold 12,48 3 137,686 5,484 58,067
Proceeds from reinvestment of distributions 1,399 15,34 5 1,776 18,921
Payments for shares redeemed (35,89 4 ) (395,325) (18,121) (193,027)
Net increase (decrease)
(22,01 2 ) (242,29 4 ) (10,861) (116,039)
Total increase (decrease)
(53,233) $ (589,2 81 ) (84,030) $ (901,74 3 )

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
434 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 11.27 .12 .09 .21 (.14) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
October 31, 2016 11.04 .18 .33 .51 (.20) (.17)
October 31, 2015 11.26 .14 .03 .17 (.17) (.22)
Class C
April 30, 2020* 11.22 .08 .08 .16 (.10) (.08)
October 31, 2019 10.24 .19 .93 1.12 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
October 31, 2016 11.02 .10 .33 .43 (.12) (.17)
October 31, 2015 11.25 .06 .03 .09 (.10) (.22)
Class E
April 30, 2020* 11.18 .12 .09 .21 (.14) (.08)
October 31, 2019 10.21 .27 .93 1.20 (.23) —
October 31, 2018 10.74 .23 (.55) (.32) (.21) —
October 31, 2017 11.09 .18 (.15) .03 (.08) (.30)
October 31, 2016 10.95 .18 .33 .51 (.20) (.17)
October 31, 2015 11.18 .14 .02 .16 (.17) (.22)
Class M
April 30, 2020* 11.31 .14 .10 .24 (.16) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(8) 10.55 .14 .20 .34 (.03) —
Class R6
April 30, 2020* 11.18 .14 .09 .23 (.16) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
October 31, 2016(4) 10.71 .14 .34 .48 (.10) —
Class S
April 30, 2020* 11.33 .14 .09 .23 (.16) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
October 31, 2016 11.07 .21 .33 .54 (.23) (.17)
October 31, 2015 11.29 .17 .03 .20 (.20) (.22)
Class Y
April 30, 2020* 11.16 .14 .09 .23 (.16) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)
October 31, 2016 10.93 .23 .33 .56 (.25) (.17)
October 31, 2015 11.15 .19 .03 .22 (.22) (.22)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 435
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
(.22) 11.26 1.90 28,335 1.01 .85 2.16 49
(.23) 11.27 11.85 29,853 1.00 .85 2.48 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.37) 11.18 4.79 56,663 1.02 .96 1.66 203
(.39) 11.04 1.57 54,123 1.04 .98 1.29 152
(.18) 11.20 1.49 18,452 1.76 1.60 1.41 49
(.15) 11.22 11.07 20,388 1.75 1.60 1.74 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.29) 11.16 3.92 57,161 1.77 1.71 .91 203
(.32) 11.02 .78 62,412 1.79 1.73 .54 152
(.22) 11.17 1.92 3,229 1.01 .85 2.17 49
(.23) 11.18 11.86 3,026 1.01 .85 2.49 112
(.21) 10.21 (3.02) 3,684 1.01 .85 2.15 114
(.38) 10.74 .44 5,043 1.01 .96 1.66 133
(.37) 11.09 4.84 133,209 1.02 .96 1.65 203
(.39) 10.95 1.50 120,286 1.04 .98 1.29 152
(.24) 11.31 2.08 325,165 .76 .48 2.53 49
(.27) 11.31 12.22 341,184 .75 .48 2.85 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.24) 11.17 2.12 1,189 .61 .47 2.55 49
(.27) 11.18 12.28 996 .61 .47 2.84 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.10) 11.09 4.48 674 .61 .58 1.93 203
(.24) 11.32 2.03 2,439,189 .76 .58 2.43 49
(.26) 11.33 12.20 2,776,038 .75 .58 2.76 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.40) 11.21 5.04 3,123,604 .78 .71 1.91 203
(.42) 11.07 1.82 3,325,522 .79 .73 1.54 152
(.24) 11.15 2.13 473,319 .56 .44 2.56 49
(.27) 11.16 12.33 719,574 .56 .44 2.89 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133
(.42) 11.07 5.27 1,005,818 .58 .55 2.07 203
(.44) 10.93 2.00 1,466,270 .59 .57 1.70 152

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
436 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 938,333
Administration fees 137,124
Distribution fees 16,960
Shareholder servicing fees 4,409
Transfer agent fees 301,973
Trustee fees 9,475
$ 1,408,274
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 96,961 $ 1,763,417 $ 1,611,398 $ 22 $ 28 $ 249,030 $ 843 $ —
$ 96,961 $ 1,763,417 $ 1,611,398 $ 22 $ 28 $ 249,030 $ 843 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,217,445,794 $ 153,285,352 $ (120,920,251) $ 32,365,101

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Investment Grade Bond Fund 437
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,028.50 $ 1,021.03
Expenses Paid During Period* $ 3.88 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,025.00 $ 1,017.30
Expenses Paid During Period* $ 7.65 $ 7.62
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,028.40 $ 1,021.03
Expenses Paid During Period* $ 3.88 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
438 Investment Grade Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,030.50 $ 1,022.97
Expenses Paid During Period* $ 1.92 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,031.00 $ 1,023.12
Expenses Paid During Period* $ 1.77 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,029.90 $ 1,022.48
Expenses Paid During Period* $ 2.42 $ 2.41
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,031.10 $ 1,023.27
Expenses Paid During Period* $ 1.62 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 87.8%
Asset-Backed Securities - 5.9%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
2.677% due 05/25/37 (Ê) 1,248 1,218
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 612 558
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,545 1,605
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 355 360
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 854 856
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,782 2,273
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 977 974
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 1,661 1,682
Series 2019-A1 Class A1
2.840% due 12/15/24 845 873
CarMax Auto Owner Trust
Series 2018-1 Class A3
2.480% due 11/15/22 2,118 2,131
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 1,499 1,545
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.645% due 04/25/47 3,748 3,765
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.109% due 09/25/34 (~)(Ê) 85 85
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.924% due 08/21/31 (Ê) 850 785
Home Equity Asset Trust
Series 2005-9 Class M1
1.357% due 04/25/36 (Ê) 408 395
Long Beach Mortgage Loan Trust
Series 2005-2 Class M4
1.877% due 04/25/35 (Ê) 69 68
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.696% due 11/15/28 (Ê)(Þ) 1,786 1,738
OneMain Financial Issuance Trust
Series 2017-1A Class A1
2.370% due 09/14/32 (Þ) 2,282 2,269
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
1.667% due 09/25/35 (Ê) 603 585
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 840 800
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,912 2,934
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 905 914
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 1,362 1,387
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 2,612 2,689
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 2,576 2,576
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 564 536
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 4,193 4,017
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 252 242
Verizon Owner Trust
Series 2017-2A Class A
1.920% due 12/20/21 (Þ) 1,426 1,427
Series 2018-1A Class A1A
2.820% due 09/20/22 (Þ) 2,628 2,649
Voya CLO, Ltd.
Series 2020-2A Class A1RR
1.829% due 04/17/30 (Ê)(Þ) 1,670 1,612
45,548
Corporate Bonds and Notes - 24.4%
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 464 477
AbbVie, Inc.
2.300% due 05/14/21 483 488
3.600% due 05/14/25 615 668
4.050% due 11/21/39 (Þ) 490 540
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 593 531
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 576
Air Lease Corp.
4.250% due 02/01/24 577 550
Allergan, Inc.
2.800% due 03/15/23 488 498

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
440 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altria Group, Inc.
4.400% due 02/14/26 615 682
4.800% due 02/14/29 290 324
10.200% due 02/06/39 579 977
Amazon.com, Inc.
2.500% due 11/29/22 557 582
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 607 556
American Express Co.
3.700% due 11/05/21 550 568
Series FIX
3.700% due 08/03/23 635 674
American Homes 4 Rent
4.250% due 02/15/28 483 479
American Honda Finance Corp.
Series GMTN
1.700% due 09/09/21 561 559
American Tower Corp.
3.450% due 09/15/21 707 727
Amgen, Inc.
2.650% due 05/11/22 595 613
6.400% due 02/01/39 345 529
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 224
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 1,245 1,387
4.375% due 04/15/38 560 603
8.200% due 01/15/39 200 301
5.550% due 01/23/49 490 612
Aon Corp.
8.205% due 01/01/27 412 496
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 201
4.400% due 05/27/26 (Þ) 230 248
5.000% due 03/15/48 (Þ) 390 438
Apple, Inc.
1.700% due 09/11/22 534 548
Aqua America, Inc.
3.566% due 05/01/29 290 313
4.276% due 05/01/49 190 223
Ares Capital Corp.
3.500% due 02/10/23 540 514
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 555
AT&T, Inc.
6.800% due 05/15/36 525 692
6.500% due 09/01/37 573 753
Series WI
4.300% due 02/15/30 535 603
8.750% due 11/15/31 415 595
Athene Global Funding
3.000% due 07/01/22 (Þ) 530 532
2.950% due 11/12/26 (Þ) 575 560
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avnet, Inc.
4.875% due 12/01/22 510 538
Bank of America Corp.
2.328% due 10/01/21 (Ê) 180 180
4.000% due 01/22/25 980 1,058
3.366% due 01/23/26 (Ê) 1,190 1,269
2.884% due 10/22/30 (Ê) 525 547
4.083% due 03/20/51 (Ê) 320 384
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 436
BAT Capital Corp.
3.215% due 09/06/26 1,405 1,444
4.758% due 09/06/49 125 135
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 873 891
4.700% due 07/15/64 (Þ) 605 665
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,548 1,617
Becton Dickinson and Co.
3.734% due 12/15/24 437 472
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 486 547
5.150% due 11/15/43 429 580
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 475 601
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 524
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 810 759
BMW US Capital LLC
3.400% due 08/13/21 (Þ) 552 559
4.150% due 04/09/30 (Þ) 455 500
Boardwalk Pipelines, LP
4.800% due 05/03/29 540 475
Boeing Co. (The)
2.300% due 08/01/21 565 555
5.805% due 05/01/50 770 770
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 597
BP Capital Markets America, Inc.
2.112% due 09/16/21 630 634
3.216% due 11/28/23 710 743
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 653 562
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 557 566
2.900% due 07/26/24 (Þ) 510 544
3.900% due 02/20/28 (Þ) 635 739
Broadcom, Inc.
4.700% due 04/15/25 (Þ) 320 353
4.250% due 04/15/26 (Þ) 195 209
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 495

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 484
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 515 504
Capital One Financial Corp.
4.750% due 07/15/21 541 559
3.375% due 02/15/23 480 487
Capital One NA
Series BKNT
2.250% due 09/13/21 375 376
Caterpillar Financial Services Corp.
1.950% due 11/18/22 526 536
Catholic Health Initiatives
4.350% due 11/01/42 205 204
CBS Corp.
3.700% due 08/15/24 460 470
4.600% due 01/15/45 455 448
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 546 579
Centene Corp.
5.375% due 06/01/26 (Þ) 200 212
4.250% due 12/15/27 (Þ) 300 314
4.250% due 12/15/27 300 298
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 314
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 20 23
Chevron Corp.
2.498% due 03/03/22 567 586
Cigna Corp.
2.400% due 03/15/30 325 328
Series 144a
3.900% due 02/15/22 (Þ) 500 520
Series WI
4.125% due 11/15/25 475 533
Cisco Systems, Inc.
1.850% due 09/20/21 568 577
Citadel, LP
4.875% due 01/15/27 (Þ) 625 620
Citigroup, Inc.
2.350% due 08/02/21 305 308
4.050% due 07/30/22 311 326
8.125% due 07/15/39 575 947
5.316% due 03/26/41 (Ê) 1,165 1,495
4.650% due 07/23/48 225 275
CNH Industrial Capital LLC
3.875% due 10/15/21 454 459
Coca-Cola Co. (The)
3.300% due 09/01/21 569 588
2.600% due 06/01/50 375 368
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp.
2.750% due 03/01/23 561 589
3.700% due 04/15/24 375 410
3.400% due 04/01/30 945 1,056
6.550% due 07/01/39 515 758
CommonSpirit Health
4.187% due 10/01/49 355 346
Concho Resources, Inc.
3.750% due 10/01/27 240 234
Constellation Brands, Inc.
4.400% due 11/15/25 260 287
2.875% due 05/01/30 600 609
Continental Resources, Inc.
5.000% due 09/15/22 158 149
Costco Wholesale Corp.
2.750% due 05/18/24 506 544
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 635
6.450% due 12/01/36 (Þ) 870 1,091
Crown Castle International Corp.
5.250% due 01/15/23 492 538
CubeSmart , LP
4.375% due 02/15/29 285 313
CVS Health Corp.
2.625% due 08/15/24 640 667
3.250% due 08/15/29 490 523
4.780% due 03/25/38 125 147
5.050% due 03/25/48 320 402
Daimler Finance NA LLC
2.700% due 06/14/24 (Þ) 562 541
Dell International LLC / EMC Corp.
8.350% due 07/15/46 (Þ) 95 118
Devon Energy Corp.
4.750% due 05/15/42 190 148
Devon Financing Co. LLC
7.875% due 09/30/31 215 214
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 605 741
Diamondback Energy, Inc.
2.875% due 12/01/24 210 192
Discover Bank
Series BKNT
3.200% due 08/09/21 472 474
Discover Financial Services
3.750% due 03/04/25 538 544
Series BKNT
4.650% due 09/13/28 435 461
Discovery Communications LLC
5.300% due 05/15/49 215 247
Class A
5.000% due 09/20/37 1,015 1,113
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 979
4.600% due 06/15/43 90 113
Dominion Energy, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
442 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.071% due 08/15/24 (~)(Ê) 395 415
Domtar Corp.
6.750% due 02/15/44 397 412
DowDuPont , Inc.
4.725% due 11/15/28 476 541
Duke Energy Corp.
3.750% due 04/15/24 463 504
Duke Energy Progress LLC
3.000% due 09/15/21 420 429
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 483
Enbridge Energy Partners, LP
5.500% due 09/15/40 495 518
Energy Transfer Operating, LP
5.875% due 01/15/24 540 561
2.900% due 05/15/25 455 423
5.250% due 04/15/29 420 428
3.750% due 05/15/30 1,005 911
Enterprise Products Operating LLC
4.200% due 01/31/50 310 306
Series W
4.050% due 02/15/22 457 473
Equifax, Inc.
2.600% due 12/15/25 595 603
3.100% due 05/15/30 275 277
Series 5Y
3.950% due 06/15/23 860 898
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 854
Exelon Corp.
3.497% due 06/01/22 440 453
Exelon Generation Co. LLC
5.600% due 06/15/42 482 516
Exxon Mobil Corp.
2.726% due 03/01/23 555 577
4.327% due 03/19/50 235 287
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 290 350
FedEx Corp.
4.500% due 02/01/65 569 537
Ford Motor Co.
8.500% due 04/21/23 200 198
9.000% due 04/22/25 220 214
Ford Motor Credit Co. LLC
3.096% due 05/04/23 573 504
4.271% due 01/09/27 580 493
9.300% due 03/01/30 407 374
Series FXD
3.813% due 10/12/21 200 188
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 513
General Electric Co.
3.625% due 05/01/30 295 296
4.250% due 05/01/40 345 344
Series MTNA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 03/15/32 460 570
General Motors Co.
4.875% due 10/02/23 960 947
General Motors Financial Co., Inc.
4.200% due 11/06/21 466 457
3.450% due 04/10/22 945 910
Georgia Power Co.
4.300% due 03/15/43 390 458
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 559 591
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 517
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 535 559
3.272% due 09/29/25 (Ê) 715 748
3.800% due 03/15/30 1,265 1,382
6.345% due 02/15/34 545 693
6.450% due 05/01/36 195 256
6.750% due 10/01/37 200 274
4.411% due 04/23/39 (Ê) 90 102
Harman International Industries, Inc.
4.150% due 05/15/25 521 558
HCA, Inc.
5.500% due 06/15/47 493 593
Hess Corp.
6.000% due 01/15/40 425 376
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 364
4.450% due 10/02/23 275 290
4.650% due 10/01/24 650 692
Class A
4.400% due 10/15/22 (Þ) 1 1
Home Depot, Inc. (The)
2.625% due 06/01/22 475 496
2.700% due 04/15/30 780 832
Honeywell International, Inc.
1.850% due 11/01/21 486 494
HSBC Bank PLC
Series BKNT
7.000% due 01/15/39 615 910
HSBC USA, Inc.
7.200% due 07/15/97 194 303
Humana, Inc.
3.150% due 12/01/22 300 310
Hyatt Hotels Corp.
4.850% due 03/15/26 544 533
IBM Credit LLC
3.600% due 11/30/21 560 586
Intel Corp.
3.300% due 10/01/21 559 580
4.600% due 03/25/40 580 758
4.750% due 03/25/50 310 427
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 188
International Business Machines Corp.
2.500% due 01/27/22 561 578

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 05/15/39 250 296
International Paper Co.
8.700% due 06/15/38 270 412
7.300% due 11/15/39 564 787
Jefferies Group LLC
6.500% due 01/20/43 498 525
JPMorgan Chase & Co.
3.875% due 09/10/24 435 468
8.750% due 09/01/30 405 571
Keurig Dr Pepper, Inc.
3.200% due 05/01/30 425 453
Series WI
4.057% due 05/25/23 460 492
Kinder Morgan, Inc.
5.550% due 06/01/45 340 389
Series GMTN
7.800% due 08/01/31 419 523
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 246
Kohl's Corp.
5.550% due 07/17/45 655 470
Lam Research Corp.
1.900% due 06/15/30 495 493
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 719
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š) 1,450 —
Marathon Petroleum Corp.
5.000% due 09/15/54 519 431
Markel Corp.
5.000% due 04/05/46 420 478
Marvell Technology Group, Ltd.
4.200% due 06/22/23 230 238
Masco Corp.
4.375% due 04/01/26 453 471
Mastercard , Inc.
3.350% due 03/26/30 235 267
Medtronic, Inc.
Series WI
3.150% due 03/15/22 467 487
Mercury General Corp.
4.400% due 03/15/27 590 614
Microsoft Corp.
2.875% due 02/06/24 563 606
MidAmerican Energy Co.
3.500% due 10/15/24 462 505
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 560 556
Morgan Stanley
Series 1654
4.100% due 05/22/23 270 285
Series F
3.875% due 04/29/24 1,335 1,438
Series GMTN
5.500% due 07/28/21 532 558
3.750% due 02/25/23 990 1,046
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.597% due 03/24/51 (Ê) 795 1,132
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 425 391
MPLX, LP
4.800% due 02/15/29 520 525
Series WI
4.500% due 07/15/23 170 170
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 295 308
Nasdaq, Inc.
3.250% due 04/28/50 525 520
National Oilwell Varco, Inc.
2.600% due 12/01/22 131 123
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 512 548
Nevada Power Co.
Series R
6.750% due 07/01/37 313 457
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 220
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 700
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 421 441
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 481
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 133
4.100% due 09/15/42 (Þ) 444 498
Northrop Grumman Corp.
2.550% due 10/15/22 482 499
Novartis Capital Corp.
2.400% due 05/17/22 527 544
NVIDIA Corp.
2.850% due 04/01/30 500 542
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 403
Occidental Petroleum Corp.
2.900% due 08/15/24 550 418
3.500% due 08/15/29 395 277
6.450% due 09/15/36 307 224
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 347
Oncor Electric Delivery Co. LLC
2.750% due 05/15/30 (Þ) 550 602
ONEOK, Inc.
7.500% due 09/01/23 459 494
6.850% due 10/15/37 470 444
Oracle Corp.
2.625% due 02/15/23 439 459
2.500% due 04/01/25 830 875
2.950% due 04/01/30 900 982
3.600% due 04/01/40 765 860
Owens Corning
7.000% due 12/01/36 225 275

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
444 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 255 244
PacifiCorp
2.950% due 02/01/22 295 305
3.350% due 07/01/25 529 574
PepsiCo, Inc.
2.750% due 03/05/22 526 546
Philip Morris International, Inc.
4.375% due 11/15/41 415 468
Series NCD
2.375% due 08/17/22 240 247
Phillips 66
4.650% due 11/15/34 512 550
Plains All American Pipeline, LP
3.600% due 11/01/24 500 471
Precision Castparts Corp.
2.500% due 01/15/23 481 498
Procter & Gamble Co. (The)
2.150% due 08/11/22 486 503
Progress Energy, Inc.
7.750% due 03/01/31 389 552
PSEG Power LLC
8.625% due 04/15/31 412 551
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 360
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 246
3.700% due 05/01/28 210 239
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 530 553
QVC, Inc.
4.850% due 04/01/24 705 676
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 556 559
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 533 553
Reynolds American, Inc.
7.250% due 06/15/37 315 409
8.125% due 05/01/40 715 895
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 355 316
Rockwell Collins, Inc.
3.200% due 03/15/24 513 545
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 375 393
5.000% due 03/15/27 320 328
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 140
3.900% due 10/15/29 505 453
Santander Holdings USA, Inc.
4.450% due 12/03/21 685 705
Service Properties Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 02/15/30 572 439
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 533
Simon Property Group, LP
3.750% due 02/01/24 531 536
2.450% due 09/13/29 945 849
3.250% due 09/13/49 175 144
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 520
Southern California Edison Co.
6.650% due 04/01/29 479 547
Southern Co. (The)
2.450% due 10/01/23 549 556
Southern Natural Gas Co. LLC
4.400% due 06/15/21 380 384
Southern Power Co.
5.150% due 09/15/41 529 593
Spectra Energy Partners, LP
4.500% due 03/15/45 500 493
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,551
5.152% due 03/20/28 (Þ) 450 497
Starbucks Corp.
3.100% due 03/01/23 523 546
3.800% due 08/15/25 475 519
Sunoco Logistics Partners Operations,
LP
5.300% due 04/01/44 513 445
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 275 308
Synchrony Financial
2.850% due 07/25/22 320 311
3.950% due 12/01/27 557 513
Sysco Corp.
2.400% due 02/15/30 544 498
TCI Communications, Inc.
7.875% due 02/15/26 340 448
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 875 830
8.375% due 06/15/32 515 620
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 562 550
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 614 646
Time Warner Cable LLC
6.550% due 05/01/37 475 587
6.750% due 06/15/39 460 586
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 511
8.375% due 07/15/33 600 872
T-Mobile US, Inc.
3.500% due 04/15/25 (Þ) 585 614
Truist Bank

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
2.450% due 08/01/22 300 306
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 500 511
Tyson Foods, Inc.
3.950% due 08/15/24 522 572
UDR, Inc.
3.000% due 08/15/31 320 322
Union Electric Co.
2.950% due 03/15/30 685 752
Union Pacific Corp.
2.950% due 03/01/22 560 579
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 696 501
Series B Class B
4.600% due 03/01/26 235 170
United Parcel Service, Inc.
2.350% due 05/16/22 559 578
UnitedHealth Group, Inc.
2.875% due 12/15/21 622 639
Valero Energy Corp.
4.500% due 03/15/28 538 558
4.350% due 06/01/28 467 479
Verizon Communications, Inc.
3.125% due 03/16/22 530 553
3.150% due 03/22/30 130 144
7.750% due 12/01/30 1,565 2,338
Series WI
4.272% due 01/15/36 690 823
ViacomCBS , Inc.
4.750% due 05/15/25 505 540
4.950% due 01/15/31 1,130 1,199
Visa, Inc.
Series 7YR
2.800% due 12/14/22 538 565
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 689
4.300% due 07/15/29 (Þ) 275 273
VMware, Inc.
4.500% due 05/15/25 365 386
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 549 558
2.700% due 09/26/22 (Þ) 475 477
Vornado Realty Trust
3.500% due 01/15/25 429 409
Wachovia Capital Trust II
1.719% due 01/15/27 (Ê) 525 449
Walgreen Co.
3.100% due 09/15/22 559 576
Wal-Mart Stores, Inc.
3.300% due 04/22/24 559 611
Walt Disney Co. (The)
1.650% due 09/01/22 537 544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wells Fargo & Co.
2.100% due 07/26/21 566 571
3.069% due 01/24/23 1,465 1,499
3.196% due 06/17/27 (Ê) 795 840
5.950% due 12/15/36 100 114
3.068% due 04/30/41 (Ê) 870 857
5.013% due 04/04/51 (Ê) 275 362
Wells Fargo Bank NA
Series BKNT
3.625% due 10/22/21 706 730
Williams Cos., Inc. (The)
8.750% due 03/15/32 416 540
5.800% due 11/15/43 160 172
188,018
International Debt - 9.8%
ABN AMRO Bank NV
3.400% due 08/27/21 (Þ) 586 602
Abu Dhabi Government International
Bond
3.875% due 04/16/50 (Þ) 515 549
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 451
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 310 277
3.875% due 01/23/28 635 534
Series WI
5.000% due 10/01/21 460 442
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 260 262
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 207
Series WI
3.125% due 11/28/21 530 540
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 559
Allergan Funding SCS
3.450% due 03/15/22 472 484
America Movil SAB de CV
3.125% due 07/16/22 410 419
Athene Holding, Ltd.
4.125% due 01/12/28 325 307
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 435
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 535 549
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 483
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 290
Series REGS
3.650% due 09/19/22 115 111
Bank of Nova Scotia (The)
Series BKNT

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
446 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.450% due 09/19/22 635 656
Barclays Bank PLC
10.179% due 06/12/21 (Þ) 492 527
Barclays PLC
4.338% due 05/16/24 (Ê) 596 626
4.950% due 01/10/47 500 599
BP Capital Markets PLC
3.814% due 02/10/24 510 541
Brookfield Finance, Inc.
4.000% due 04/01/24 454 480
Canadian Imperial Bank of Commerce
Series BKNT
3.500% due 09/13/23 1,405 1,510
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 365 366
CBAM CLO Management Trust
Series 2017-1A Class A1
3.069% due 07/20/30 (Ê)(Þ) 575 558
Cencosud SA
5.150% due 02/12/25 (Þ) 426 427
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 529 529
CNH Industrial NV
4.500% due 08/15/23 475 486
Commonwealth Bank of Australia
2.000% due 09/06/21 (Þ) 145 147
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 261
Danone SA
2.589% due 11/02/23 (Þ) 563 583
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 583
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 443 444
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
3.041% due 10/15/30 (Ê)(Þ) 1,500 1,448
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.931% due 01/15/31 (Ê)(Þ) 1,300 1,251
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.051% due 07/15/30 (Ê)(Þ) 1,475 1,430
Dryden Senior Loan Fund
Series 2018-53A Class A
2.951% due 01/15/31 (Ê)(Þ) 1,600 1,545
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 486 423
Ecopetrol SA
5.875% due 09/18/23 537 552
6.875% due 04/29/30 425 438
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 690
Embotelladora Andina SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 10/01/23 (Þ) 510 537
Enbridge, Inc.
3.700% due 07/15/27 549 554
Enel SpA
4.625% due 09/14/25 (Þ) 1,185 1,294
Series 658A
3.500% due 04/06/28 (Þ) 513 533
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 805
Equinor ASA
3.625% due 04/06/40 190 205
3.700% due 04/06/50 190 208
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 506
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 1,798 1,871
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 492
HSBC Bank PLC
7.650% due 05/01/25 385 451
HSBC Holdings PLC
4.950% due 03/31/30 635 752
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 550
Johnson Controls International PLC
4.950% due 07/02/64 (~)(Ê) 456 505
LCM XXV, Ltd.
Series 2017-25A Class A
3.029% due 07/20/30 (Ê)(Þ) 4,073 3,929
Lloyds Banking Group PLC
3.900% due 03/12/24 411 432
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 547
LYB International Finance BV
4.000% due 07/15/23 471 489
8.100% due 03/15/27 (Þ) 392 507
LyondellBasell Industries NV
6.000% due 11/15/21 513 539
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.009% due 10/21/30 (Ê)(Þ) 1,640 1,592
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.295% due 10/20/29 (Ê)(Þ) 5,000 4,855
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 554 507
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 505 419
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 314 309
Mexico Government International Bond
4.750% due 04/27/32 745 751

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 04/27/51 705 674
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 552 566
Mylan NV
Series WI
3.950% due 06/15/26 635 674
Nomura Holdings, Inc.
2.648% due 01/16/25 680 687
3.103% due 01/16/30 975 976
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 475 380
Nutrien , Ltd.
3.625% due 03/15/24 552 579
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 520 553
Panasonic Corp.
2.536% due 07/19/22 (Þ) 544 549
Petroleos Mexicanos
5.950% due 01/28/31 (Þ) 330 239
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 485 551
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 573 590
Royal Bank of Scotland Group PLC
3.875% due 09/12/23 750 785
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 427
Sanofi
3.375% due 06/19/23 507 541
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 663
Sasol Financing International, Ltd.
4.500% due 11/14/22 550 385
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 531 533
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 576
Shell International Finance BV
2.250% due 01/06/23 566 577
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 568 577
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 572
Skandinaviska Enskilda Banken AB
Series SEPT
1.875% due 09/13/21 538 543
Sky, Ltd.
3.750% due 09/16/24 (Þ) 400 439
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 603
4.250% due 04/14/25 (Þ) 500 512
Statoil ASA
2.450% due 01/17/23 570 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc.
5.950% due 12/01/34 414 427
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 605 663
5.000% due 11/26/28 490 590
Toronto-Dominion Bank (The)
3.250% due 06/11/21 552 566
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 499
Total Capital International SA
3.750% due 04/10/24 549 590
Toyota Motor Corp.
2.157% due 07/02/22 539 547
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 598 545
Validus Holdings, Ltd.
8.875% due 01/26/40 477 754
Voya CLO, Ltd.
Series 2017-3A Class A1A
3.049% due 07/20/30 (Ê)(Þ) 3,480 3,356
Series 2017-4A Class A1
2.961% due 10/15/30 (Ê)(Þ) 900 859
Series 2018-3A Class A1R
3.009% due 10/20/31 (Ê)(Þ) 1,000 950
Woori Bank
2.625% due 07/20/21 (Þ) 552 554
74,976
Mortgage-Backed Securities - 30.3%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 254
A10 Securitization LLC
Series 2017-AA Class B1
0.038% due 05/15/36 (Þ) 1,110 1,038
Banc of America Mortgage Trust
Series 2004-D Class 2A2
4.805% due 05/25/34 (~)(Ê) 93 89
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 27 16
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN12 Class A4
4.255% due 05/15/61 (~)(Ê) 6,565 7,460
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.217% due 07/25/37 (Ê)(Þ) 1,210 1,034
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
1.647% due 01/25/35 (Ê) 652 635
BX Commercial Mortgage Trust
Series 2018-BILT Class C
1.925% due 05/15/30 (Ê)(Þ) 2,150 1,816
Series 2018-BIOA Class C
1.826% due 03/15/37 (Ê)(Þ) 1,478 1,388
Series 2018-IND Class D

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
448 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.005% due 11/15/35 (Ê)(Þ) 3,654 3,484
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,559 3,803
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.855% due 12/15/37 (Ê)(Þ) 3,188 2,982
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.518% due 05/10/35 (~)(Ê)(Þ) 2,427 2,316
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.298% due 05/25/35 (~)(Ê) 277 270
Series 2015-2 Class 5A1
1.877% due 03/25/47 (Ê)(Þ) 151 149
Commercial Mortgage Trust
Series 2015-LC19 Class A4
3.183% due 02/10/48 2,786 2,913
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 234
Series 2018-COR3 Class A3
4.228% due 05/10/51 3,755 4,257
Series 2019-521F Class D
2.255% due 06/15/34 (Ê)(Þ) 1,672 1,554
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
2.855% due 05/15/36 (Ê)(Þ) 2,384 2,202
DBGS Mortgage Trust
Series 2019-1735 Class D
4.195% due 04/10/37 (~)(Ê)(Þ) 1,961 1,718
Deephaven Residential Mortgage Trust
Series 2018-4A Class A1
4.080% due 10/25/58 (~)(Ê)(Þ) 2,478 2,423
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.802% due 06/27/37 (~)(Ê)(Þ) 482 439
Eagle Re Ltd.
Series 2020-1 Class M1A
1.847% due 01/25/30 (Ê)(Þ) 755 685
Fannie Mae
3.500% due 2030 144 153
2.600% due 2031 330 357
2.500% due 2033 6,834 7,154
3.000% due 2033 317 339
5.500% due 2033 40 44
2.500% due 2034 7,109 7,437
3.500% due 2034 267 282
5.500% due 2034 283 323
2.000% due 2035 1,593 1,643
4.500% due 2035 430 472
6.000% due 2035 77 88
5.500% due 2036 208 238
5.500% due 2037 141 161
5.500% due 2038 658 753
6.000% due 2039 42 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2040 182 202
5.500% due 2040 568 648
4.000% due 2041 189 207
3.500% due 2043 1,422 1,577
4.000% due 2043 191 210
4.000% due 2044 1,003 1,098
3.500% due 2045 1,506 1,623
4.000% due 2045 1,029 1,120
4.000% due 2046 2,208 2,416
4.500% due 2046 506 572
3.500% due 2047 1,656 1,790
4.000% due 2047 4,375 4,689
4.500% due 2047 211 229
4.000% due 2048 1,214 1,325
5.000% due 2048 4,550 4,950
3.000% due 2049 8,377 8,910
2.500% due 2050 18,392 19,120
Fannie Mae Connecticut Avenue
Securities
Series 2014-C03 Class 1M2
3.947% due 07/25/24 (Ê) 2,203 1,678
Series 2014-C04 Class 1M2
5.847% due 11/25/24 (Ê) 2,057 1,615
Series 2016-C06 Class 1M1
2.247% due 04/25/29 (Ê) 44 44
Series 2016-C06 Class 1M2
5.197% due 04/25/29 (Ê) 1,315 1,284
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 509 617
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 32 36
Series 2005-117 Class LC
5.500% due 11/25/35 126 133
Freddie Mac
3.500% due 2030 150 160
5.500% due 2032 11 13
7.500% due 2032 7 8
5.500% due 2034 25 28
4.000% due 2040 671 758
5.500% due 2041 223 254
3.500% due 2043 1,217 1,340
3.500% due 2044 141 155
4.000% due 2044 647 717
3.500% due 2045 445 487
4.000% due 2045 1,526 1,687
3.500% due 2046 234 251
4.000% due 2047 5,371 5,775
4.500% due 2048 648 700
2.500% due 2050 3,372 3,513
3.000% due 2050 4,300 4,603
3.500% due 2050 3,315 3,500
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,850 1,917

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-K029 Class A2
3.320% due 02/25/23 1,760 1,869
Series 2014-K040 Class A2
3.241% due 09/25/24 1,766 1,925
Series 2015-K045 Class A2
3.023% due 01/25/25 1,240 1,348
Series 2015-K046 Class A2
3.205% due 03/25/25 480 527
Series 2015-K047 Class A2
3.329% due 05/25/25 (~)(Ê) 930 1,028
Series 2015-K048 Class A2
3.284% due 06/25/25 (~)(Ê) 1,570 1,731
Series 2015-K051 Class A2
3.308% due 09/25/25 1,040 1,152
Series 2016-K053 Class A2
2.995% due 12/25/25 1,745 1,908
Series 2017-K063 Class A2
3.430% due 01/25/27 (~)(Ê) 4,000 4,524
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 702 793
Series 2020-K104 Class A2
2.253% due 02/25/52 5,818 6,298
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 276 328
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 552 621
Series 2006-3123 Class HT
5.000% due 03/15/26 160 172
Series 2010-3632 Class PK
5.000% due 02/15/40 160 178
Series 2012-4019 Class JD
3.000% due 05/15/41 208 218
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
4.547% due 04/25/24 (Ê) 2,679 1,787
Series 2014-HQ2 Class M3
4.697% due 09/25/24 (Ê) 1,267 979
Series 2015-DN1 Class M3
5.097% due 01/25/25 (Ê) 718 613
Series 2015-DNA3 Class M3
5.647% due 04/25/28 (Ê) 3,765 3,765
Series 2015-HQA2 Class M2
3.747% due 05/25/28 (Ê) 77 77
Series 2016-DNA2 Class M3
5.597% due 10/25/28 (Ê) 2,610 2,571
Series 2016-DNA4 Class M3
4.747% due 03/25/29 (Ê) 1,935 1,870
Series 2017-DNA3 Class M2
3.447% due 03/25/30 (Ê) 1,576 1,482
Ginnie Mae II
4.500% due 2042 192 212
Grace Mortgage Trust
Series 2014-GRCE Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.369% due 06/10/28 (Þ) 456 457
GS Mortgage Securities Trust
Series 2016-GS2 Class A4
3.050% due 05/10/49 1,446 1,480
Series 2017-GS5 Class A4
3.674% due 03/10/50 2,739 2,910
Hilton USA Trust
Series 2016-HHV Class D
4.194% due 11/05/38 (~)(Ê)(Þ) 2,271 1,952
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 249
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.489% due 07/15/41 (~)(Ê) 61 62
Series 2016-NINE Class A
2.854% due 09/06/38 (~)(Ê)(Þ) 530 540
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 210 210
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 841 854
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 1,471 1,477
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 1,716 1,743
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 215 214
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 681 679
Series 2019-LTV3 Class A4
3.500% due 03/25/50 (~)(Ê)(Þ) 2,030 2,042
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24 Class A4
3.732% due 05/15/48 945 995
Series 2016-C31 Class A1
1.511% due 11/15/49 202 202
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.655% due 06/15/35 (Ê)(Þ) 4,215 4,056
Series 2018-SUN Class E
2.764% due 07/15/35 (Ê)(Þ) 5,048 3,696
Series 2019-NUGS Class D
3.300% due 12/15/36 (Ê)(Þ) 1,172 1,033
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,883 1,675
Series 2017-237P Class XA
Interest Only
0.343% due 09/13/39 (~)(Ê)(Þ) 10,103 240
Series 2017-237P Class XB
Interest Only
0.050% due 09/13/39 (~)(Ê)(Þ) 6,248 40
Morgan Stanley Mortgage Loan Trust
Series 2005-5AR Class 1M3

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
450 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.772% due 09/25/35 (Ê) 743 704
MSCG Trust
Series 2015-ALDR Class A2
3.462% due 06/07/35 (~)(Ê)(Þ) 310 300
Series 2018-SELF Class D
2.355% due 10/15/37 (Ê)(Þ) 2,783 2,549
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,150
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 797 800
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.897% due 02/25/30 (Ê)(Þ) 840 807
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.834% due 01/15/32 (~)(Ê)(Þ) 235 237
Sequoia Mortgage Trust
Series 2013-12 Class A1
4.000% due 12/25/43 (Þ) 1,456 1,505
Series 2014-1 Class 2A5
4.000% due 04/25/44 (~)(Ê)(Þ) 1,193 1,226
Series 2015-1 Class A2
3.000% due 01/25/45 (~)(Ê)(Þ) 1,449 1,463
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
4.058% due 11/25/33 (~)(Ê) 370 342
Verus Securitization Trust
Series 2019-4 Class A1
2.642% due 11/25/59 (~)(Ê)(Þ) 1,748 1,790
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
4.183% due 10/25/33 (~)(Ê) 112 106
Series 2004-AR1 Class A
3.838% due 03/25/34 (~)(Ê) 573 534
Series 2005-AR2 Class 2A21
1.277% due 01/25/45 (Ê) 218 199
Series 2006-AR1 Class 2A1A
3.036% due 01/25/46 (Ê) 391 364
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 4,523 4,724
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.840% due 06/20/44 (~)(Ê)(Þ) 586 596
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ) 415 423
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 3,609 3,788
233,000
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.637% due 04/01/57 271 361
7.055% due 04/01/57 487 650
1,011
United States Government Agencies - 0.1%
Fannie Mae
0.625% due 04/22/25 675 676
United States Government Treasuries - 17.2%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 800 793
0.375% due 07/15/23 13,902 14,118
0.375% due 07/15/25 7,252 7,536
3.375% due 04/15/32 6,572 9,520
2.125% due 02/15/40 2,549 3,696
0.875% due 02/15/47 4,704 5,948
United States Treasury Notes
1.375% due 05/31/21 1,005 1,018
1.125% due 06/30/21 1,425 1,441
1.750% due 05/15/23 4,605 4,812
1.250% due 07/31/23 4,440 4,581
1.375% due 01/31/25 560 587
2.000% due 02/15/25 5,465 5,889
0.500% due 03/31/25 1,015 1,022
2.125% due 05/15/25 3,510 3,814
2.000% due 08/15/25 7,275 7,882
3.000% due 10/31/25 1,045 1,191
2.250% due 11/15/25 3,045 3,347
1.625% due 02/15/26 5,835 6,222
2.250% due 03/31/26 1,690 1,866
1.625% due 05/15/26 3,767 4,024
1.500% due 08/15/26 2,259 2,399
1.500% due 01/31/27 360 383
0.625% due 03/31/27 1,775 1,787
2.375% due 05/15/27 2,600 2,932
2.750% due 02/15/28 510 595
2.375% due 05/15/29 1,385 1,598
1.500% due 02/15/30 860 930
4.500% due 05/15/38 660 1,049
2.750% due 11/15/42 1,885 2,447
2.875% due 05/15/43 1,900 2,519
3.750% due 11/15/43 2,079 3,144
3.125% due 08/15/44 1,460 2,028
2.875% due 08/15/45 1,045 1,406
3.000% due 11/15/45 2,690 3,707
3.000% due 05/15/47 1,030 1,436
2.750% due 11/15/47 2,816 3,771
3.000% due 02/15/48 1,851 2,591
3.125% due 05/15/48 1,115 1,598
3.375% due 11/15/48 750 1,127
2.250% due 08/15/49 150 185
2.375% due 11/15/49 1,230 1,556
2.000% due 02/15/50 3,015 3,542
132,037
Total Long-Term Investments
(cost $658,225) 675,266

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 12.7%
Cigna Corp.
Series WI
3.200% due 09/17/20 375 378
Gilead Sciences, Inc.
2.550% due 09/01/20 245 247
Kaupthing Bank HF
7.625% due 02/28/20 (Ø)(Þ) 1,210 —
5.750% due 10/04/20 (Ø)(Þ) 100 —
Kinder Morgan, Inc.
6.500% due 09/15/20 275 278
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,021
Southwest Airlines Co.
2.650% due 11/05/20 260 259
U.S. Cash Management Fund(@) 85,152,078(∞) 85,152
United States Treasury Bills
0.045% due 05/07/20 (ç)(ž) 585 585
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 9,852 9,703
Total Short-Term Investments
(cost $98,808) 97,623
Total Investments - 100.5%
(identified cost $757,033) 772,889
Other Assets and Liabilities,
Net - (0.5%)
(4,016)
Net Assets - 100.0%
768,873

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
452 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
22.3%
225 Liberty Street Trust 02/17/16 235,000 102.41 241
254
A10 Securitization LLC 06/23/17 1,110,000 100.00 1,110
1,038
ABB Treasury Center, Inc. 03/05/19 464,000 101.06 469
477
AbbVie, Inc. 11/12/19 490,000 101.53 497
540
ABN AMRO Bank NV 03/04/20 586,000 102.95 603
602
Abu Dhabi Government International Bond 04/08/20 515,000 96.14 495
549
ACE Securities Corp. Mortgage Loan Trust 03/08/17 611,928 93.72 574
558
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 94.58 540
451
Adani Ports and Special Economic Zone, Ltd. 04/23/20 593,000 91.52 543
531
Air Liquide Finance SA 03/04/20 260,000 100.89 262
262
Alimentation Couche-Tard, Inc. 09/19/17 552,000 98.97 546
559
American Tower Trust #1 01/05/17 355,000 99.83 354
360
Apollo Management Holdings, LP 05/24/16 230,000 99.94 230
248
Apollo Management Holdings, LP 03/08/18 390,000 99.32 387
438
Apollo Management Holdings, LP 05/24/18 195,000 99.57 194
201
Athene Global Funding 06/12/19 530,000 100.75 534
532
Athene Global Funding 11/06/19 575,000 99.85 574
560
Banco de Bogota SA 09/22/17 477,000 99.01 472
435
Banco Santander Mexico SA 04/14/20 535,000 100.00 535
549
Bangkok Bank PCL 06/19/18 382,000 128.23 490
483
Banistmo SA 12/07/17 300,000 99.92 300
290
Barclays Bank PLC 12/04/19 492,000 108.53 534
527
Bayer US Finance II LLC 06/19/18 873,000 100.05 874
891
Bayer US Finance II LLC 08/14/18 605,000 93.59 566
665
Bayer US Finance LLC 06/18/18 1,548,000 98.58 1,529
1,617
Bayview Commercial Asset Trust 10/26/17 1,210,183 96.08 1,163
1,034
Berkshire Hathaway Energy Co. 04/07/20 486,000 108.50 527
547
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,781,719 98.14 2,730
2,273
BMW US Capital LLC 03/04/20 552,000 102.73 567
559
BMW US Capital LLC 04/06/20 455,000 99.85 454
500
Bristol-Myers Squibb Co. 05/07/19 510,000 99.68 508
544
Bristol-Myers Squibb Co. 11/20/19 635,000 109.18 693
739
Bristol-Myers Squibb Co. 02/05/20 557,000 100.71 561
566
Broadcom, Inc. 03/29/19 195,000 99.36 194
209
Broadcom, Inc. 04/06/20 320,000 99.99 320
353
BX Commercial Mortgage Trust 03/02/18 1,478,000 99.45 1,470
1,388
BX Commercial Mortgage Trust 06/01/18 2,150,000 100.00 2,150
1,816
BX Commercial Mortgage Trust 10/22/18 3,654,000 100.10 3,657
3,484
BXP Trust 10/30/17 3,559,000 98.12 3,492
3,803
CAL Funding III, Ltd. 10/26/18 976,817 97.87 956
974
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
2,982
Canadian Oil Sands, Ltd. 12/14/18 365,000 99.89 365
366
Cantor Fitzgerald, LP 04/24/19 515,000 99.76 514
504
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
558
Cencosud SA 06/05/18 426,000 98.95 422
427
Centene Corp. 11/12/19 200,000 104.58 209
212
Centene Corp. 11/21/19 300,000 99.20 298
314
Cigna Corp. 10/11/19 500,000 102.72 514
520
Citadel, LP 09/11/19 625,000 99.74 623
620
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.98 2,390
2,316
Citigroup Mortgage Loan Trust, Inc. 02/01/17 150,775 97.81 147
149
CK Hutchison International 16, Ltd. 04/07/20 529,000 99.72 528
529
Commercial Mortgage Trust 02/19/16 235,000 102.41 241
234
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,554
Commonwealth Bank of Australia 03/04/20 145,000 101.19 147
147
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.37 287
261
Cox Communications, Inc. 05/31/17 870,000 109.45 952
1,091
Cox Communications, Inc. 07/24/17 610,000 98.59 601
635
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,202
Daimler Finance NA LLC 04/24/20 562,000 95.91 539
541
Danone SA 10/01/19 563,000 101.35 571
583
Danske Bank A/S 05/08/19 540,000 104.16 562
583
DBGS Mortgage Trust 04/03/19 1,961,000 101.37 1,988
1,718

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 453
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Deephaven Residential Mortgage Trust 03/03/20 2,478,370 101.43 2,514
2,423
Dell International LLC / EMC Corp. 02/27/20 95,000 135.33 129
118
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 482,235 100.61 485
439
Deutsche Telekom International Finance BV 05/03/18 443,000 98.18 435
444
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.16 1,502
1,448
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 605,000 116.66 706
741
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,251
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,430
Dryden Senior Loan Fund 04/18/18 1,600,000 100.16 1,603
1,545
Eagle Re Ltd. 01/27/20 755,000 100.00 755
685
ECAF, Ltd. 08/09/18 485,823 99.24 482
423
Electricite de France SA 02/04/19 525,000 98.25 516
690
Embotelladora Andina SA 09/03/19 510,000 106.35 542
537
EMD Finance LLC 06/04/18 476,000 98.99 471
483
Enel SpA 01/05/18 513,000 94.48 485
533
Enel SpA 09/11/18 1,185,000 101.91 1,208
1,294
Eni SpA 09/05/18 790,000 99.63 787
805
Farmers Exchange Capital III 10/12/16 290,000 99.13 287
350
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 104.43 506
513
Gazprom PJSC Via Gaz Capital SA 02/01/19 477,000 103.54 494
506
Grace Mortgage Trust 05/19/17 456,000 103.12 470
457
Hewlett Packard Enterprise Co. 09/30/15 500 99.93 —
1
Hilton USA Trust 11/22/16 2,271,000 95.32 2,165
1,952
Hilton USA Trust 05/26/17 261,000 99.71 260
249
Intesa Sanpaolo SpA 06/18/18 560,000 89.29 500
550
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 530,000 98.91 524
540
JPMorgan Mortgage Trust 03/30/17 210,016 101.96 214
210
JPMorgan Mortgage Trust 10/26/17 841,319 101.18 851
854
JPMorgan Mortgage Trust 09/20/18 214,513 100.53 216
214
JPMorgan Mortgage Trust 10/05/18 1,716,478 100.18 1,720
1,743
JPMorgan Mortgage Trust 01/18/19 680,723 100.68 685
679
JPMorgan Mortgage Trust 04/18/19 1,470,913 100.84 1,483
1,477
JPMorgan Mortgage Trust 04/03/20 2,029,636 99.62 2,022
2,042
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.44 226
246
Land O'Lakes, Inc. 06/22/16 700,000 102.73 719
719
LCM XXV, Ltd. 07/10/17 4,073,000 99.73 4,061
3,929
Lukoil International Finance BV 03/22/17 1,005,000 101.31 1,018
1,021
Lukoil International Finance BV 09/19/17 527,000 101.49 535
547
LYB International Finance BV 02/15/19 392,000 118.36 464
507
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,592
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 4,999
4,855
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,738
Marks & Spencer PLC 11/06/17 554,000 113.48 629
507
Mexico City Airport Trust 01/07/20 505,000 106.06 536
419
Midwest Connector Capital Co. LLC 11/13/19 560,000 104.35 584
556
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
3,696
Morgan Stanley Capital I Trust 08/15/18 4,215,000 100.00 4,215
4,056
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,033
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.63 40
40
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.38 240
240
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.15 1,829
1,675
Motiva Enterprises LLC 04/23/20 425,000 90.99 387
391
MSCG Trust 05/19/15 310,000 101.38 314
300
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,549
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
308
Nestle Holdings, Inc. 04/22/20 512,000 107.60 551
548
New York Life Insurance Co. 04/08/20 195,000 99.39 194
220
NGPL PipeCo LLC 10/02/19 438,000 128.64 563
481
Northern Natural Gas Co. 06/05/18 444,000 96.29 428
498
Northern Natural Gas Co. 03/28/19 130,000 101.30 132
133
NOVA Chemicals Corp. 08/22/17 475,000 99.73 474
380
NXP BV / NXP Funding LLC 01/08/19 520,000 99.24 516
553

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
454 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Ohio National Financial Services, Inc. 01/16/20 365,000 99.93 365
347
Oncor Electric Delivery Co. LLC 03/17/20 550,000 99.89 549
602
One Market Plaza Trust 02/15/17 797,000 100.59 802
800
One Market Plaza Trust 02/15/17 1,133,000 102.39 1,160
1,150
OneMain Financial Issuance Trust 10/26/18 2,281,517 98.42 2,246
2,269
Pacific Life Insurance Co. 06/15/18 255,000 92.21 235
244
Panasonic Corp. 04/23/20 544,000 100.23 545
549
Petroleos Mexicanos 01/21/20 330,000 100.00 330
239
Qatar Government International Bond 04/07/20 485,000 100.00 485
551
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
807
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 245
237
Reliance Holdings USA, Inc. 01/06/20 533,000 105.04 560
553
Rockies Express Pipeline LLC 04/03/19 355,000 99.97 355
316
SABIC Capital II BV 04/07/20 416,000 100.79 419
427
Santander Group Holdings PLC 10/01/18 565,000 102.90 581
663
Saudi Arabian Oil Co. 04/07/20 531,000 98.61 524
533
Schneider Electric SE 04/22/19 557,000 100.15 558
576
Sequoia Mortgage Trust 08/22/17 1,456,280 102.57 1,494
1,505
Sequoia Mortgage Trust 04/20/20 1,193,093 102.24 1,220
1,226
Sequoia Mortgage Trust 04/22/20 1,449,244 100.87 1,462
1,463
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.08 552
572
Sky, Ltd. 12/12/18 400,000 98.90 396
439
Smithfield Foods, Inc. 03/27/19 500,000 101.27 506
520
Societe Generale SA 01/16/20 500,000 105.74 529
512
Societe Generale SA 01/16/20 605,000 99.81 604
603
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.16 1,477
1,551
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 109.57 493
497
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.01 858
830
Texas Eastern Transmission, LP 11/13/19 562,000 103.43 581
550
Textainer Marine Containers, Ltd. 05/11/17 840,379 100.00 840
800
T-Mobile US, Inc. 04/02/20 585,000 99.98 585
614
Towd Point Mortgage Trust 07/01/19 1,362,278 102.50 1,396
1,387
Towd Point Mortgage Trust 08/04/17 2,911,898 101.26 2,949
2,934
Towd Point Mortgage Trust 11/09/17 904,955 100.26 907
914
Towd Point Mortgage Trust 11/04/19 2,611,597 100.96 2,637
2,689
Towd Point Mortgage Trust 11/26/19 2,575,937 100.29 2,584
2,576
Triton Container Finance IV LLC 08/16/17 563,639 100.08 564
536
Triton Container Finance V LLC 03/13/18 4,193,458 99.19 4,160
4,017
Triton Container Finance VI LLC 06/07/17 252,411 99.98 252
242
Trust Fibra Uno 10/11/19 598,000 106.14 635
545
Verizon Owner Trust 11/20/19 1,425,863 99.97 1,425
1,427
Verizon Owner Trust 02/28/20 2,628,352 100.71 2,647
2,649
Verus Securitization Trust 03/06/20 1,747,758 101.18 1,768
1,790
Vistra Operations Co. LLC 06/04/19 275,000 99.80 274
273
Vistra Operations Co. LLC 06/04/19 685,000 99.84 684
689
Volkswagen Group of America Finance LLC 09/19/19 475,000 99.97 475
477
Volkswagen Group of America Finance LLC 10/01/19 549,000 102.62 563
558
Voya CLO, Ltd. 07/16/18 900,000 100.13 901
859
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
950
Voya CLO, Ltd. 03/05/19 3,480,000 99.93 3,477
3,356
Voya CLO, Ltd. 02/18/20 1,670,000 100.00 1,670
1,612
WinWater Mortgage Loan Trust 03/29/17 585,667 102.42 600
596
WinWater Mortgage Loan Trust 05/23/17 415,473 101.74 423
423
Woori Bank 09/03/19 552,000 100.60 555
554
Worldwide Plaza Trust 10/31/17 3,609,000 98.92 3,570
3,788
171,201
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 455
Variable Rate Securities
Securities Referenced Rate Spread %
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.700
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.190
Bank of America Corp. USD 3 Month LIBOR 3.150
Barclays PLC USD 3 Month LIBOR 1.356
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.121
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.300
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.150
CBAM CLO Management Trust USD 3 Month LIBOR 1.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup, Inc. Secured Overnight Financing Rate 4.548
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Dewolf Park CLO, Ltd. USD 3 Month LIBOR 1.210
Dryden 37 Senior Loan Fund USD 3 Month LIBOR 1.100
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Dryden Senior Loan Fund USD 3 Month LIBOR 1.120
Eagle Re Ltd. USD 1 Month LIBOR 0.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 1.300
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Home Equity Asset Trust USD 1 Month LIBOR 0.410
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.930
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXIV, Ltd. USD 3 Month LIBOR 1.160

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
456 Investment Grade Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.800
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Mortgage Loan Trust USD 1 Month LIBOR 0.825
MSCG Trust USD 1 Month LIBOR 1.650
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Voya CLO, Ltd. USD 3 Month LIBOR 1.130
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Voya CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.330
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. Secured Overnight Financing Rate 2.530
Wells Fargo & Co. USD 3 Month LIBOR 4.240
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 457
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 223 AUD 33,192 06/20
(278)
Canadian 10 Year Government Bond Futures 100 CAD 14,939 06/20
618
Japan 10 Year Government Bond Futures 18 JPY 2,750,219 06/20
(215)
United States 2 Year Treasury Note Futures 621 USD 136,887 06/20
1,660
United States 5 Year Treasury Note Futures 589 USD 73,910 06/20
1,320
United States 10 Year Treasury Note Futures 487 USD 67,724 06/20
2,641
United States 10 Year Ultra Treasury Note Futures 41 USD 6,439 06/20
171
United States Treasury Long Bond Futures 123 USD 22,267 06/20
368
United States Treasury Ultra Bond Futures 65 USD 14,611 06/20
1,302
Short Positions
Australia 10 Year Government Bond Futures 125 AUD 18,606 06/20
137
Euro-Bund Futures 170 EUR 29,653 06/20
(96)
United States 2 Year Treasury Note Futures 145 USD 31,962 06/20
(107)
United States 5 Year Treasury Note Futures 135 USD 16,940 06/20
(319)
United States 10 Year Treasury Note Futures 150 USD 20,859 06/20
(172)
United States 10 Year Ultra Treasury Note Futures 5 USD 785 06/20
(7)
United States Treasury Long Bond Futures 35 USD 6,336 06/20
(129)
United States Treasury Ultra Bond Futures 38 USD 8,542 06/20
(129)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
6,765
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,930 HUF 598,039 05/22/20 (73)
Bank of America USD 1,268 MXN 23,878 05/22/20 (281)
Bank of America USD 4,404 RUB 284,446 05/22/20 (588)
Bank of America USD 4,357 TRY 27,073 05/22/20 (498)
Bank of America USD 1,257 ZAR 19,078 05/22/20 (229)
Bank of America HKD 24,866 USD 3,200 05/22/20 (7)
Bank of America KRW 5,301,877 USD 4,460 05/22/20 95
Bank of America PEN 10,832 USD 3,192 05/22/20 (13)
Bank of America PHP 161,702 USD 3,175 05/22/20 (26)
Bank of America SGD 4,446 USD 3,195 05/22/20 43
Bank of America THB 39,848 USD 1,276 05/22/20 46
Bank of America TWD 38,397 USD 1,282 05/22/20 (12)
Bank of New York USD 6,604 JPY 688,500 06/17/20 (184)
Bank of New York JPY 882,966 USD 8,204 05/22/20 (25)
Citigroup USD 6,573 JPY 688,500 06/17/20 (154)
Citigroup USD 10,516 NZD 17,692 05/22/20 337
Royal Bank of Canada USD 6,608 JPY 688,500 06/17/20 (189)
Standard Chartered USD 6,598 JPY 688,500 06/17/20 (178)
Standard Chartered JPY 840,000 USD 7,975 06/17/20 143
State Street USD 3,053 AUD 4,822 05/22/20 89
State Street USD 98 BRL 516 05/22/20 (3)
State Street USD 330 BRL 1,648 05/22/20 (27)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
458 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 3,195 BRL 13,855 05/22/20 (650)
State Street USD 4 HKD 28 05/22/20 —
State Street USD 176 HKD 1,362 05/22/20 —
State Street USD 14 HUF 4,560 05/22/20 —
State Street USD 19 HUF 6,223 05/22/20 —
State Street USD 45 INR 3,358 05/22/20 —
State Street USD 52 INR 4,010 05/22/20 1
State Street USD 1,268 INR 91,343 05/22/20 (59)
State Street USD 24 KRW 29,713 05/22/20 —
State Street USD 95 KRW 118,796 05/22/20 3
State Street USD 7 MXN 168 05/22/20 —
State Street USD 23 MXN 554 05/22/20 —
State Street USD 203 MXN 4,634 05/22/20 (11)
State Street USD 19 MYR 81 05/22/20 —
State Street USD 78 MYR 339 05/22/20 —
State Street USD 3,180 MYR 13,256 05/22/20 (106)
State Street USD 125 PEN 427 05/22/20 2
State Street USD 156 PEN 559 05/22/20 9
State Street USD 152 PHP 7,961 05/22/20 6
State Street USD 70 RUB 5,647 05/22/20 6
State Street USD 660 RUB 49,284 05/22/20 2
State Street USD 11 SGD 16 05/22/20 —
State Street USD 91 SGD 131 05/22/20 2
State Street USD 37 THB 1,191 05/22/20 —
State Street USD 169 TRY 1,106 05/22/20 (11)
State Street USD 260 TRY 1,827 05/22/20 —
State Street USD 63 TWD 1,885 05/22/20 1
State Street USD 88 ZAR 1,654 05/22/20 1
State Street USD 121 ZAR 2,031 05/22/20 (12)
State Street BRL 38 USD 7 05/22/20 —
State Street EUR 6,344 USD 6,882 05/22/20 (72)
State Street HKD 352 USD 45 05/22/20 —
State Street HUF 10,475 USD 34 05/22/20 1
State Street INR 4,941 USD 65 05/22/20 (1)
State Street KRW 86,530 USD 71 05/22/20 —
State Street MYR 387 USD 86 05/22/20 (4)
State Street PEN 512 USD 143 05/22/20 (8)
State Street PHP 524 USD 10 05/22/20 —
State Street PHP 1,341 USD 26 05/22/20 —
State Street PLN 7 USD 2 05/22/20 —
State Street PLN 24 USD 6 05/22/20 —
State Street PLN 105 USD 25 05/22/20 —
State Street PLN 5,021 USD 1,276 05/22/20 66
State Street RUB 22,415 USD 297 05/22/20 (4)
State Street SGD 52 USD 37 05/22/20 —
State Street THB 636 USD 20 05/22/20 —
State Street THB 956 USD 29 05/22/20 —
State Street TRY 766 USD 115 05/22/20 6
State Street TRY 24,000 USD 3,775 06/17/20 381
State Street TWD 47 USD 2 05/22/20 —
State Street TWD 406 USD 14 05/22/20 —

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 459
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street ZAR 436 USD 25 05/22/20 1
UBS CHF 10,414 USD 10,793 05/22/20 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(2,185)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Sell
USD 138,200 1.000%
(2)
06/20/25
(226) 1,302 1,076
Total Open Credit Indices Contracts (å) (226) 1,302 1,076
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 45,548 $ —
$ —
$ 45,548 5.9
Corporate Bonds and Notes — 188,018 —
—
188,018 24. 4
International Debt — 74,976 —
—
74,976 9.8
Mortgage-Backed Securities — 233,000 —
—
233,000 30. 3
Municipal Bonds — 1,011 —
—
1,011 0.1
United States Government Agencies — 676 —
—
676 0.1
United States Government Treasuries — 132,037 —
—
132,037 17.2
Short-Term Investments — 12,47 1 —
85,15 2
97,623 12.7
Total Investments — 687,73 7 — 85,15 2 772,889 100.5
Other Assets and Liabilities, Net (0.5)
100.0

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
460 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 8,2 1 7 — — — 8,21 7 1.1
Foreign Currency Exchange Contracts — 1,241 — — 1,241 0.2
Credit Default Swap Contracts — 1,076 — — 1,076 0.1
A
Liabilities
Futures Contracts (1,4 52 ) — — — (1,4 52 ) (0.2)
Foreign Currency Exchange Contracts — (3,42 6 ) — — (3,42 6 ) (0.4)
Total Other Financial Instruments
*
$ 6,765 $ (1,10 9 ) $ — $ — $ 5,65 6
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
597
Bermuda .................................................................................
1,061
Canada ....................................................................................
7,165
Cayman Islands .......................................................................
22,297
Chile .......................................................................................
1,225
China ......................................................................................
746
Colombia .................................................................................
1,425
Denmark .................................................................................
583
France .....................................................................................
4,357
Germany .................................................................................
1,017
India .......................................................................................
531
Ireland ....................................................................................
4,629
Isle of Man ..............................................................................
385
Italy ........................................................................................
1,355
Japan ......................................................................................
4,579
Luxembourg ............................................................................
484
Mexico ....................................................................................
3,906
Netherlands ............................................................................
7,765
Norway ....................................................................................
999
Panama ...................................................................................
402

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 461
Amounts in thousands
Country Exposure
Fair Value
$
Qatar .......................................................................................
551
Russia .....................................................................................
506
Saudi Arabia ...........................................................................
533
South Korea ............................................................................
554
Sweden ....................................................................................
543
Thailand ..................................................................................
483
United Arab Emirates .............................................................
549
United Kingdom ......................................................................
7,301
United States ...........................................................................
696,361
Total Investments .................................................................... 772,889

See accompanying notes which are an integral part of the financial statements.
462 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1,241 $ —
Variation margin on futures contracts* — — 8,217
Credit default swap contracts, at fair value 1,076 — —
Total
$ 1,076 $ 1,241 $ 8,217
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 1,452
Unrealized depreciation on foreign currency exchange contracts — 3,426 —
Total
$ — $ 3,426 $ 1,452
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 7,791
Credit default swap contracts (936) — —
Foreign currency exchange contracts — (623) —
Total
$ (936) $ (623) $ 7,791
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 7,316
Credit default swap contracts 1,302 — —
Foreign currency exchange contracts — (2,326) —
Total
$ 1,302 $ (2,326) $ 7,316
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 463
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,241 $ — $ 1,241
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,076 — 1,076
Total Financial and Derivative Assets
2,317 — 2,317
Financial and Derivative Assets not subject to a netting agreement
(1,076) — (1,076)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,241 $ — $ 1,241
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 181 $ 181 $ — $ —
Citigroup
336 — — 336
Standard Chartered
14 4 14 4 — —
State Street
580 199 — 381
Total
$ 1,24 1 $ 52 4 $ — $ 717

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
464 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,42 6 $ — $ 3,42 6
Total Financial and Derivative Liabilities
3,42 6 — 3,42 6
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,42 6 $ — $ 3,42 6
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,722 $ 181 $ 340 $ 1,201
Bank of New York 209 — — 209
Citigroup 155 — — 155
Royal Bank of Canada 189 — — 189
Standard Chartered 179 144 — 35
State Street 971 199 772 —
UBS 1 — — 1
Total
$ 3,426 $ 524 $ 1,112 $ 1,790
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 465
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 757,033
Investments, at fair value(>) ...........................................................................................................................................................
772,889
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,241
Receivables:
Dividends and interest ....................................................................................................................................................... 3,674
Dividends from affiliated funds .......................................................................................................................................... 27
Investments sold ................................................................................................................................................................ 5,007
Fund shares sold ................................................................................................................................................................ 778
From broker(a)(b)(c) ........................................................................................................................................................... 7,525
Variation margin on futures contracts ................................................................................................................................. 6,863
Prepaid expenses ........................................................................................................................................................................... 6
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,076
Total assets .................................................................................................................................................
799,086
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1,931
Due to broker (d) ................................................................................................................................................................ 3,874
Investments purchased ...................................................................................................................................................... 19,346
Fund shares redeemed ....................................................................................................................................................... 1,154
Accrued fees to affiliates .................................................................................................................................................... 258
Other accrued expenses ..................................................................................................................................................... 133
Variation margin on futures contracts ................................................................................................................................. 91
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,426
Total liabilities .............................................................................................................................................
30,213
Net Assets ............................................................................................................................................................
$ 768,873

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
466 Investment Grade Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 26,319
Shares of beneficial interest ...........................................................................................................................................................
344
Additional paid-in capital ..............................................................................................................................................................
742,210
Net Assets ............................................................................................................................................................
$ 768,873
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.40
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 23.27
Class A — Net assets ............................................................................................................................................................. $ 8,049,552
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 359,352
Net asset value per share: Class C(#) ............................................................................................................................................. $ 22.17
Class C — Net assets ............................................................................................................................................................. $ 7,440,539
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 335,546
Net asset value per share: Class E(#) ............................................................................................................................................. $ 22.40
Class E — Net assets ............................................................................................................................................................. $ 2,974,269
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 132,787
Net asset value per share: Class M(#) ............................................................................................................................................ $ 22.37
Class M — Net assets ............................................................................................................................................................ $ 18,852,051
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 842,796
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 22.46
Class R6 — Net assets ........................................................................................................................................................... $ 984,236
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 43,829
Net asset value per share: Class S(#) .............................................................................................................................................. $ 22.37
Class S — Net assets ............................................................................................................................................................. $ 690,541,845
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 30,870,712
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 22.41
Class Y — Net assets ............................................................................................................................................................. $ 40,030,432
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,785,956
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (226)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 85,152
(a)     Receivable from Broker for Futures $ 2,772
(b)     Receivable from Broker for Swaps $ 3,533
(c)     Receivable from Broker for Forwards $ 1,220
(d)      Due to Broker for Futures $ 3,874
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 467
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 256
Interest .............................................................................................................................................................................. 11,114
Total investment income ...............................................................................................................................................................
11,370
Expenses
Advisory fees .................................................................................................................................................................... 998
Administrative fees ........................................................................................................................................................... 194
Custodian fees ................................................................................................................................................................... 82
Distribution fees - Class A ................................................................................................................................................ 9
Distribution fees - Class C ................................................................................................................................................ 28
Transfer agent fees - Class A ............................................................................................................................................ 7
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class E ............................................................................................................................................. 3
Transfer agent fees - Class M ............................................................................................................................................ 16
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 716
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 85
Registration fees ............................................................................................................................................................... 54
Shareholder servicing fees - Class C ................................................................................................................................. 9
Shareholder servicing fees - Class E ................................................................................................................................. 4
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 37
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 2,285
Expense reductions ........................................................................................................................................................... (360)
Net expenses .................................................................................................................................................................................
1,925
Net investment income (loss) ........................................................................................................................................................
9,445
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 10,449
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 7,791
Foreign currency exchange contracts ................................................................................................................................ (623)
Credit default swap contracts ............................................................................................................................................ (936)
Foreign currency-related transactions ............................................................................................................................... (3)
Net realized gain (loss) ..................................................................................................................................................................
16,681
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (9,828)
Investments in affiliated funds .......................................................................................................................................... 12
Futures contracts .............................................................................................................................................................. 7,316
Foreign currency exchange contracts ................................................................................................................................ (2,326)
Credit default swap contracts ............................................................................................................................................ 1,302
Foreign currency-related transactions ............................................................................................................................... 26
Net change in unrealized appreciation (depreciation) ................................................................................................................... (3,498)
Net realized and unrealized gain (loss) ......................................................................................................................................... 13,183
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 22,628
**      Less than $500.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
468 Investment Grade Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 9,445 $ 26,098
Net realized gain (loss) ...................................................................................................................... 16,681 29,469
Net change in unrealized appreciation (depreciation) ....................................................................... (3,498) 48,679
Net increase (decrease) in net assets from operations ............................................................................. 22,628 104,246
Distributions
To shareholders
Class A .......................................................................................................................................... (113) (195)
Class C .......................................................................................................................................... (104) (149)
Class E .......................................................................................................................................... (54) (84)
Class M ......................................................................................................................................... (306) (290)
Class R6 ........................................................................................................................................ (16) (21)
Class S ........................................................................................................................................... (13,566) (21,648)
Class Y .......................................................................................................................................... (1,000) (2,959)
Net decrease in net assets from distributions .......................................................................................... (15,159) (25,346)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (112,894) (229,872)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(105,425) (150,972)
Net Assets
Beginning of period .................................................................................................................................
874,298 1,025,270
End of period ..........................................................................................................................................
$ 768,873 $ 874,298

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 469
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 137 $ 3,038 46 $ 971
Proceeds from reinvestment of distributions 5 113 9 195
Payments for shares redeemed (63) (1,381) (264) (5,616)
Net increase (decrease)
79 1,770 (209) (4,450)
Class C
Proceeds from shares sold 38 835 30 629
Proceeds from reinvestment of distributions 5 104 7 148
Payments for shares redeemed (85) (1,854) (129) (2,730)
Net increase (decrease)
(42) (915) (92) (1,953)
Class E
Proceeds from shares sold 4 91 6 133
Proceeds from reinvestment of distributions 3 54 4 83
Payments for shares redeemed (18) (378) (39) (855)
Net increase (decrease)
(11) (233) (29) (639)
Class M
Proceeds from shares sold 265 5,815 475 10,133
Proceeds from reinvestment of distributions 14 306 14 290
Payments for shares redeemed (124) (2,715) (179) (3,810)
Net increase (decrease)
155 3,406 310 6,613
Class R6
Proceeds from shares sold 23 509 21 446
Proceeds from reinvestment of distributions 1 17 1 21
Payments for shares redeemed (18) (400) (19) (400)
Net increase (decrease)
6 126 3 67
Class S
Proceeds from shares sold 3,418 75,259 5,589 118,873
Proceeds from reinvestment of distributions 615 13,439 1,016 21,445
Payments for shares redeemed (6,533) (143,869) (16,589) (351,820)
Net increase (decrease)
(2,500) (55,171) (9,984) (211,502)
Class Y
Proceeds from shares sold 87 1,936 155 3,310
Proceeds from reinvestment of distributions 46 1,000 140 2,959
Payments for shares redeemed (2,953) (64,813) (1,150) (24,277)
Net increase (decrease)
(2,820) (61,877) (855) (18,008)
Total increase (decrease)
(5,133) $ (112,894) (10,856) $ (229,872)

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
470 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 22.16 .23 .39 .62 (.38) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
October 31, 2016 22.21 .35 .61 .96 (.40) (.45)
October 31, 201 5 22.48 .28 .10 .38 (.23) (.42)
Class C
April 30, 2020* 21.94 .14 .39 .53 (.30) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.03) (.75) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
October 31, 2016 22.03 .18 .61 .79 (.24) (.45)
October 31, 2015 22.33 .11 .11 .22 (.10) (.42)
Class E
April 30, 2020* 22.16 .23 .39 .62 (.38) —
October 31, 2019 20.38 .53 1.75 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.31 .33 (.32) .01 (.34) (.62)
October 31, 2016 22.20 .35 .61 .96 (.40) (.45)
October 31, 2015 22.46 .27 .12 .39 (.23) (.42)
Class M
April 30, 2020* 22.13 .27 .39 .66 (.42) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017(8) 20.87 .27 .40 .67 (.20) —
Class R6
April 30, 2020* 22.21 .28 .40 .68 (.43) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
October 31, 2016(4) 21.86 .29 .47 .76 (.25) —
Class S
April 30, 2020* 22.13 .26 .39 .65 (.41) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
October 31, 2016 22.19 .40 .60 1.00 (.45) (.45)
October 31, 2015 22.45 .33 .12 .45 (.29) (.42)
Class Y
April 30, 2020* 22.17 .27 .40 .67 (.43) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)
October 31, 2016 22.22 .45 .61 1.06 (.50) (.45)
October 31, 2015 22.49 .37 .11 .48 (.33) (.42)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 471
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(1)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(1)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.38) 22.40 2.85 8,050 .82 .77 2.09 46
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.85) 22.32 4.47 10,904 .80 .80 1.58 207
(.65) 22.21 1.73 9,210 .80 .80 1.25 187
(.30) 22.17 2.50 7,441 1.57 1.52 1.33 46
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(.69) 22.13 3.68 17,204 1.55 1.55 .82 207
(.52) 22.03 .99 17,869 1.55 1.55 .49 187
(.38) 22.40 2.84 2,974 .82 .77 2.08 46
(.50) 22.16 11.33 3,191 .80 .76 2.47 68
(.35) 20.38 (2.98) 3,530 .80 .77 2.12 177
(.96) 21.36 .15 4,422 .82 .82 1.57 143
(.85) 22.31 4.45 14,785 .80 .80 1.58 207
(.65) 22.20 1.77 24,430 .80 .80 1.23 187
(.42) 22.37 3.05 18,852 .57 .38 2.48 46
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(.43) 22.46 3.10 984 .42 .35 2.51 46
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.96) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(.25) 22.37 3.49 450 .40 .38 1.95 207
(.41) 22.37 2.99 690,542 .57 .48 2.37 46
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(.90) 22.29 4.68 517,173 .55 .55 1.82 207
(.71) 22.19 2.03 718,081 .55 .55 1.49 187
(.43) 22.41 3.11 40,030 .37 .32 2.49 46
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143
(.95) 22.33 4.93 164,538 .35 .35 2.03 207
(.75) 22.22 2.18 211,314 .35 .35 1.67 187

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
472 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 121,099
Administration fees 30,835
Distribution fees 6,206
Shareholder servicing fees 2,133
Transfer agent fees 94,646
Trustee fees 3,319
$ 258,238
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 50,402 $ 370,386 $ 335,651 $ 3 $ 12 $ 85,152 $ 256 $ —
$ 50,402 $ 370,386 $ 335,651 $ 3 $ 12 $ 85,152 $ 256 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 760,744,493 $ 35,056,490 $ (17,416,891) $ 17,639,599

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Short Duration Bond Fund 473
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,016.40 $ 1,020.64
Expenses Paid During Period* $ 4.26 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,012.90 $ 1,016.91
Expenses Paid During Period* $ 8.01 $ 8.02
* Expenses are equal to the Fund's annualized expense ratio of 1.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,016.40 $ 1,020.64
Expenses Paid During Period* $ 4.26 $ 4.27
* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
474 Short Duration Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,018.00 $ 1,022.13
Expenses Paid During Period* $ 2.76 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,017.90 $ 1,022.13
Expenses Paid During Period* $ 2.76 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,017.70 $ 1,021.88
Expenses Paid During Period* $ 3.01 $ 3.02
* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,018.10 $ 1,022.28
Expenses Paid During Period* $ 2.61 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 82.2%
Asset-Backed Securities - 8.7%
ALG Student Loan Trust I
Series 2006-1A Class A3
1.945% due 10/28/23 (Ê)(Þ) 104 104
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,610
AmeriCredit Automobile Receivables
Trust
Series 2020-1 Class A2A
1.100% due 03/20/23 350 348
Ascentium Equipment Receivables LLC
Series 2019-2A Class A3
2.190% due 11/10/26 (Þ) 840 832
Avis Budget Rental Car Funding LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 660 620
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,631
BA Credit Card Trust
Series 2018-A1 Class A1
2.700% due 07/17/23 1,900 1,930
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 592 595
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 1,343 1,362
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 1,009 1,014
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,125
Dell Equipment Finance Trust
Series 2020-1 Class A2
2.260% due 06/22/22 (Þ) 475 475
DRB Prime Student Loan Trust
Series 2015-D Class A2
3.200% due 01/25/40 (Þ) 490 495
Drive Auto Receivables Trust
Series 2018-5 Class A3
3.340% due 10/15/22 75 75
Series 2019-3 Class A3
2.490% due 06/15/23 1,445 1,452
Series 2020-1 Class A2
1.990% due 12/15/22 300 300
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (Ê)(Þ) 428 427
Series 2016-D Class A2
2.720% due 01/25/41 (Þ) 273 276
Exeter Automobile Receivables Trust
Series 2019-1A Class A
3.200% due 04/15/22 (Þ) 73 73
Series 2019-4A Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.180% due 01/17/23 (Þ) 74 74
Foursight Capital Automobile
Receivables Trust
Series 2017-1 Class A
2.370% due 04/15/22 (Þ) 173 173
Series 2018-1 Class C
3.680% due 08/15/23 (Þ) 800 809
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 1,137 1,114
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,891
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 450
Hertz Vehicle Financing II, LP
Series 2018-1A Class A
3.290% due 02/25/24 (Þ) 250 233
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 765 738
Hertz Vehicle Financing LLC
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 810 757
Hilton Grand Vacations Trust
Series 2014-AA Class A
1.770% due 11/25/26 (Þ) 99 98
Series 2017-AA Class A
2.660% due 12/26/28 (Þ) 522 502
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 782 785
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 1,275 1,281
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 433 434
MVW Owner Trust
Series 2019-2A Class A
2.220% due 10/20/38 (Þ) 345 312
Navient Student Loan Trust
Series 2019-FA Class A1
2.180% due 08/15/68 (Þ) 1,125 1,128
Series 2020-BA Class A1
1.800% due 01/15/69 (Þ) 994 994
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 630 634
Series 2019-C Class A2A
1.970% due 09/15/22 650 654
Orange Lake Timeshare Trust
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 793 757
Prestige Auto Receivables Trust
Series 2018-1A Class A3
3.290% due 09/15/22 (Þ) 748 750
Santander Drive Auto Receivables Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
476 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-3 Class C
2.460% due 03/15/22 195 194
Sierra Timeshare Receivables Funding
LLC
Series 2019-3A Class A
2.340% due 08/20/36 (Þ) 175 163
SoFi Consumer Loan Program LLC
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 92 92
SoFi Consumer Loan Program Trust
Series 2017-6 Class A2
2.820% due 11/25/26 (Þ) 735 729
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 552 547
SoFi Professional Loan Program LLC
Series 2017-A Class A1
2.028% due 03/26/40 (Ê)(Þ) 365 356
South Carolina Student Loan Corp.
Series 2015-A Class A
2.447% due 01/25/36 (Ê) 827 818
Tidewater Auto Recivables Trust
Series 2020-AA Class A2
1.390% due 08/15/24 (Þ) 645 637
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 346 346
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 179 182
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 698 699
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,528
36,603
Corporate Bonds and Notes - 42.2%
3M Co.
2.750% due 03/01/22 380 397
2.650% due 04/15/25 455 485
AbbVie, Inc.
2.600% due 11/21/24 (Þ) 935 975
3.600% due 05/14/25 160 174
AIG Global Funding
1.900% due 10/06/21 (Þ) 490 494
Air Lease Corp.
2.250% due 01/15/23 500 469
Aircastle , Ltd.
5.000% due 04/01/23 400 378
Altria Group, Inc.
4.750% due 05/05/21 266 274
4.400% due 02/14/26 330 366
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,109 982
American Express Co.
2.750% due 05/20/22 890 912
2.500% due 08/01/22 2,900 2,962
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Honda Finance Corp.
3.375% due 12/10/21 386 395
2.050% due 01/10/23 635 633
2.900% due 02/16/24 1,500 1,527
Series GMTN
1.700% due 09/09/21 815 813
American Tower Corp.
3.450% due 09/15/21 377 388
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,080
Anthem, Inc.
3.500% due 08/15/24 485 521
Apple, Inc.
2.700% due 05/13/22 395 412
Archer-Daniels-Midland Co.
3.375% due 03/15/22 400 417
2.750% due 03/27/25 485 516
Ares Capital Corp.
3.625% due 01/19/22 395 389
AT&T, Inc.
Series WI
3.800% due 03/15/22 393 410
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 211
AutoZone, Inc.
3.625% due 04/15/25 470 503
Avnet, Inc.
4.875% due 12/01/22 230 243
AXA Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 305 317
Bank of America Corp.
2.328% due 10/01/21 (Ê) 920 921
3.458% due 03/15/25 (Ê) 1,215 1,283
Series GMTN
2.369% due 07/21/21 (Ê) 2,653 2,655
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 1,275 1,294
Becton Dickinson and Co.
3.125% due 11/08/21 400 409
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 375 407
4.050% due 04/15/25 (Þ) 540 607
Berkshire Hathaway, Inc.
2.750% due 03/15/23 395 418
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 255 239
BMW US Capital LLC
2.950% due 04/14/22 (Þ) 396 401
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 357
Boeing Co. (The)
4.875% due 05/01/25 320 320
BP Capital Markets America, Inc.
3.245% due 05/06/22 395 407

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.216% due 11/28/23 340 356
3.194% due 04/06/25 835 874
Bristol-Myers Squibb Co.
2.900% due 07/26/24 (Þ) 170 181
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 373 389
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 395 412
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 170 166
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 811 815
Caterpillar Financial Services Corp.
1.700% due 08/09/21 390 393
2.950% due 02/26/22 620 640
Series WI
1.931% due 10/01/21 890 901
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 345
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 379 410
Series WI
4.464% due 07/23/22 760 801
Chevron Corp.
2.498% due 03/03/22 399 413
Citibank NA
Series BKNT
2.844% due 05/20/22 (Ê) 1,030 1,044
Citigroup, Inc.
2.069% due 12/08/21 (Ê) 2,355 2,353
3.106% due 04/08/26 (Ê) 945 989
Citizens Bank NA
Series BKNT
3.250% due 02/14/22 620 634
2.250% due 04/28/25 735 735
CNH Industrial Capital LLC
4.375% due 04/05/22 387 396
Coca-Cola Co. (The)
3.300% due 09/01/21 505 522
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 324 392
Comcast Corp.
3.700% due 04/15/24 505 552
3.100% due 04/01/25 700 758
Conagra Brands, Inc.
3.800% due 10/22/21 920 949
Costco Wholesale Corp.
2.300% due 05/18/22 375 387
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 354
CVS Health Corp.
2.750% due 12/01/22 400 414
3.700% due 03/09/23 550 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 08/15/24 600 625
Deere & Co.
2.750% due 04/15/25 1,210 1,288
Dell International LLC / EMC Corp.
4.000% due 07/15/24 (Þ) 430 436
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 1,566 1,500
Series AA
3.204% due 04/25/24 985 901
Ecolab, Inc.
4.350% due 12/08/21 364 385
Energy Transfer Operating, LP
5.875% due 01/15/24 359 373
2.900% due 05/15/25 155 144
Enterprise Products Operating LLC
3.500% due 02/01/22 393 402
3.900% due 02/15/24 145 154
Equifax, Inc.
2.600% due 12/15/25 65 66
Series 5Y
3.950% due 06/15/23 435 454
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 416
Exelon Corp.
3.497% due 06/01/22 390 402
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,462
2.726% due 03/01/23 398 414
2.992% due 03/19/25 2,090 2,236
FedEx Corp.
3.400% due 01/14/22 395 408
Florida Power & Light Co.
2.850% due 04/01/25 300 325
Ford Motor Credit Co. LLC
3.087% due 01/09/23 265 237
4.140% due 02/15/23 890 821
Series FXD
3.813% due 10/12/21 980 921
FS KKR Capital Corp.
4.750% due 05/15/22 383 366
General Dynamics Corp.
3.250% due 04/01/25 1,625 1,774
General Electric Co.
4.650% due 10/17/21 390 405
General Motors Co.
4.875% due 10/02/23 437 431
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,501
4.200% due 11/06/21 1,180 1,156
3.450% due 04/10/22 410 395
3.550% due 07/08/22 800 775
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 370 396
3.625% due 01/22/23 465 488
3.200% due 02/23/23 665 690

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
478 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/01/25 1,200 1,276
Series DMTN
3.625% due 02/20/24 930 985
HCA, Inc.
4.750% due 05/01/23 380 405
Hewlett Packard Enterprise Co.
4.450% due 10/02/23 395 416
4.650% due 10/01/24 260 277
Home Depot, Inc. (The)
2.625% due 06/01/22 395 412
Honeywell International, Inc.
1.850% due 11/01/21 408 415
2.300% due 08/15/24 1,600 1,677
Intel Corp.
3.400% due 03/25/25 1,290 1,419
International Business Machines Corp.
1.971% due 11/06/21 (Ê) 490 489
2.850% due 05/13/22 620 645
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,024
3.300% due 02/01/22 (Þ) 795 818
John Deere Capital Corp.
3.125% due 09/10/21 620 638
2.700% due 01/06/23 2,730 2,831
Johnson & Johnson
2.250% due 03/03/22 1,100 1,132
2.050% due 03/01/23 394 405
JPMorgan Chase & Co.
4.500% due 01/24/22 412 435
3.207% due 04/01/23 (Ê) 1,235 1,274
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 844 874
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 498
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (ƒ)(Ø)(Š) 270 —
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 170 176
Lowe's Cos., Inc.
3.120% due 04/15/22 400 413
LYB International Finance BV
2.875% due 05/01/25 805 813
Main Street Capital Corp.
5.200% due 05/01/24 380 365
Marathon Petroleum Corp.
4.700% due 05/01/25 590 593
Marsh & McLennan Cos., Inc.
2.750% due 01/30/22 385 397
McDonald's Corp.
3.300% due 07/01/25 920 1,003
Metropolitan Life Global Funding I
3.375% due 01/11/22 (Þ) 1,030 1,065
Microsoft Corp.
1.550% due 08/08/21 800 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.650% due 11/03/22 1,052 1,106
MidAmerican Energy Co.
3.700% due 09/15/23 387 418
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 397 381
Morgan Stanley
2.188% due 04/28/26 (Ê) 760 768
Series 1654
4.100% due 05/22/23 240 253
Series GMTN
0.711% due 01/20/23 (Ê) 615 593
3.125% due 01/23/23 745 775
3.750% due 02/25/23 145 153
MPLX, LP
Series WI
4.500% due 07/15/23 390 390
Mylan NV
Series WI
3.150% due 06/15/21 525 528
National Oilwell Varco, Inc.
2.600% due 12/01/22 174 164
NBCUniversal Media LLC
2.875% due 01/15/23 384 404
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,800 1,928
New York Life Global Funding
1.700% due 09/14/21 (Þ) 1,540 1,552
Nike, Inc.
2.400% due 03/27/25 890 937
Norfolk Southern Corp.
3.250% due 12/01/21 495 509
2.903% due 02/15/23 1,235 1,283
Novartis Capital Corp.
2.400% due 05/17/22 3,550 3,664
Occidental Petroleum Corp.
2.700% due 08/15/22 2,215 1,928
Oracle Corp.
1.900% due 09/15/21 405 410
2.500% due 04/01/25 2,910 3,067
PACCAR Financial Corp.
3.100% due 05/10/21 3,000 3,068
PacifiCorp
3.600% due 04/01/24 375 406
PECO Energy Co.
1.700% due 09/15/21 409 413
PepsiCo, Inc.
2.250% due 05/02/22 360 371
Pfizer, Inc.
1.950% due 06/03/21 3,800 3,855
2.200% due 12/15/21 401 410
Philip Morris International, Inc.
2.900% due 11/15/21 380 391
Phillips 66
Series WI
4.300% due 04/01/22 385 402
Plains All American Pipeline, LP

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.850% due 10/15/23 395 379
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,675
Procter & Gamble Co. (The)
2.150% due 08/11/22 3,392 3,512
Progress Energy, Inc.
3.150% due 04/01/22 397 409
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,058
Public Storage
2.370% due 09/15/22 392 400
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 305 318
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 379 385
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 380 394
Rockwell Collins, Inc.
2.800% due 03/15/22 399 409
Ryder System, Inc.
2.875% due 06/01/22 865 864
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 500 524
Santander Holdings USA, Inc.
4.450% due 12/03/21 490 504
Series WI
3.400% due 01/18/23 389 392
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 261
Southern California Edison Co.
1.845% due 02/01/22 879 875
Southern Co. (The)
2.350% due 07/01/21 402 407
Southern Power Co.
Series E
2.500% due 12/15/21 398 404
Southwest Airlines Co.
4.750% due 05/04/23 510 506
Spectra Energy Partners, LP
4.750% due 03/15/24 371 396
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 338 338
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 386 386
Synchrony Financial
2.850% due 07/25/22 115 112
Sysco Corp.
3.550% due 03/15/25 413 431
5.650% due 04/01/25 420 471
Target Corp.
2.250% due 04/15/25 1,500 1,578
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Entertainment Co., LP
8.375% due 03/15/23 353 408
T-Mobile US, Inc.
3.500% due 04/15/25 (Þ) 1,055 1,108
Toyota Motor Credit Corp.
3.000% due 04/01/25 2,250 2,398
Series GMTN
2.700% due 01/11/23 970 1,005
Truist Bank
2.700% due 01/27/22 439 449
Series BKNT
2.800% due 05/17/22 356 367
1.250% due 03/09/23 1,250 1,247
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 644
Tyson Foods, Inc.
2.250% due 08/23/21 405 410
Unilever Capital Corp.
1.375% due 07/28/21 2,490 2,510
3.000% due 03/07/22 405 422
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 1,194 1,029
United Parcel Service, Inc.
2.350% due 05/16/22 400 413
United Technologies Corp.
3.650% due 08/16/23 45 49
UnitedHealth Group, Inc.
3.150% due 06/15/21 395 404
Universal Health Services, Inc.
4.750% due 08/01/22 (Þ) 394 394
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,158
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 361 328
US Bancorp
Series BKNT
2.850% due 01/23/23 2,600 2,716
Verizon Communications, Inc.
3.125% due 03/16/22 395 412
Series WI
4.016% due 12/03/29 603 701
Viacom, Inc.
2.500% due 02/15/23 290 291
5.875% due 02/28/57 (Ê) 170 155
ViacomCBS , Inc.
4.750% due 05/15/25 2,270 2,428
Visa, Inc.
2.150% due 09/15/22 403 416
VMware, Inc.
4.500% due 05/15/25 860 909
Volkswagen Group of America Finance
LLC

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
480 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/12/21 (Þ) 384 390
2.700% due 09/26/22 (Þ) 135 136
Wabtec Corp.
2.041% due 09/15/21 (Ê) 855 825
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 115 123
Walmart, Inc.
3.125% due 06/23/21 3,420 3,521
3.400% due 06/26/23 373 403
Walt Disney Co. (The)
2.350% due 12/01/22 399 413
1.750% due 08/30/24 1,400 1,422
Series WI
3.000% due 09/15/22 394 412
4.000% due 10/01/23 690 752
Wells Fargo & Co.
3.500% due 03/08/22 605 627
3.000% due 02/19/25 300 315
2.188% due 04/30/26 (Ê) 855 859
Wells Fargo Bank NA
Series BKNT
3.550% due 08/14/23 2,765 2,942
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 300 306
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 872
178,251
International Debt - 11.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 425 409
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 394 401
Alimentation Couche-Tard, Inc.
2.700% due 07/26/22 (Þ) 400 402
America Movil SAB de CV
3.125% due 07/16/22 340 347
Anheuser-Busch InBev Finance, Inc.
2.625% due 01/17/23 382 396
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 345 384
Apidos CLO XXI
Series 2018-21A Class A1R
2.749% due 07/18/27 (Ê)(Þ) 300 294
Axis Bank, Ltd.
2.875% due 06/01/21 (Þ) 445 438
Bank of Montreal
2.900% due 03/26/22 355 365
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 978
1.950% due 02/01/23 625 633
Barings BDC Static CLO, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-1A Class A1
2.851% due 04/15/27 (Ê)(Þ) 253 251
BAT Capital Corp.
3.215% due 09/06/26 260 267
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 165 168
3.875% due 12/15/23 (Þ) 383 406
Bayer US Finance LLC
3.000% due 10/08/21 (Þ) 402 410
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 363 377
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 1,300 1,296
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,800 1,861
BP Capital Markets PLC
3.062% due 03/17/22 395 406
Brookfield Asset Management, Inc.
4.000% due 01/15/25 368 393
Brookfield Finance, Inc.
4.000% due 04/01/24 385 407
Canadian Natural Resources, Ltd.
2.950% due 01/15/23 451 436
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 500 501
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 386 389
Chesapeake Funding II LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 1,677 1,661
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 732 733
Coca-Cola European Partners PLC
3.250% due 08/19/21 396 403
Commerzbank AG
8.125% due 09/19/23 (Þ) 31 34
Credit Agricole SA
2.375% due 07/01/21 (Þ) 397 401
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 1,008 1,008
Series REGS
3.400% due 02/22/22 1,600 1,601
Danske Bank A/S
5.000% due 01/12/22 (Þ) 380 393
Deutsche Bank AG
4.250% due 10/14/21 404 407
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 1,640 1,675
DNB Bank ASA
2.375% due 06/02/21 (Þ) 400 405
Enbridge, Inc.
2.900% due 07/15/22 397 399
Enel SpA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/25/22 (Þ) 399 401
Equinor ASA
2.875% due 04/06/25 3,420 3,588
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 370 393
GlaxoSmithKline Capital PLC
2.875% due 06/01/22 390 405
HSBC Holdings PLC
2.950% due 05/25/21 396 402
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 399 398
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
2.989% due 07/20/26 (Ê)(Þ) 81 79
Lloyds Bank PLC
2.250% due 08/14/22 1,625 1,645
Lloyds Banking Group PLC
3.000% due 01/11/22 360 366
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 382 397
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 386 396
Mondelez International, Inc.
2.000% due 10/28/21 (Þ) 409 413
National Bank of Canada
2.100% due 02/01/23 400 404
Nomura Holdings, Inc.
2.648% due 01/16/25 200 202
Ocean Trails CLO IV
Series 2017-4A Class AR
2.607% due 08/13/25 (Ê)(Þ) 120 119
Panasonic Corp.
2.536% due 07/19/22 (Þ) 397 401
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 397
Province of Ontario
2.200% due 10/03/22 2,500 2,592
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 379 393
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,799
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 800 823
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 377 387
Santander UK Group Holdings PLC
2.875% due 08/05/21 400 405
Santander UK PLC
2.100% due 01/13/23 895 903
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 677 680
Shell International Finance BV
2.375% due 08/21/22 401 408
3.400% due 08/12/23 1,910 2,027
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 391 401
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 399 410
Societe Generale SA
2.625% due 01/22/25 (Þ) 265 264
Syngenta Finance NV
3.125% due 03/28/22 418 415
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 483
Toronto-Dominion Bank (The)
1.800% due 07/13/21 405 408
Total Capital Canada, Ltd.
2.750% due 07/15/23 378 392
Total Capital International SA
2.875% due 02/17/22 1,731 1,772
2.700% due 01/25/23 380 391
Toyota Motor Corp.
3.183% due 07/20/21 395 404
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 505 384
Trust F/1401
5.250% due 12/15/24 (Þ) 406 382
UniCredit SpA
6.572% due 01/14/22 (Þ) 371 383
Westpac Banking Corp.
2.000% due 01/13/23 395 403
49,450
Loan Agreements - 0.0%
SunGard AS New Holdings III LLC Term
Loan
6.774% due 02/03/22 (Ê)(
ƕ
) 74 64
SunGard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (Ê) 237 89
153
Mortgage-Backed Securities - 11.2%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 309
Banc of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 159 159
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.389% due 03/15/63 148 146
Barclays Commercial Mortgage
Securities LLC
Series 2015-SRCH Class A1
3.312% due 08/10/35 (Þ) 110 114
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PW10 Class AJ
5.590% due 12/11/40 (~)(Ê) 581 581

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
482 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 184 180
BFLD Trust
Series 2019-DPLO Class A
1.795% due 10/15/34 (Ê)(Þ) 355 334
BX Commercial Mortgage Trust
Series 2019-XL Class A
1.625% due 10/15/36 (Ê)(Þ) 358 349
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.775% due 12/15/37 (Ê)(Þ) 385 371
Series 2019-LIFE Class C
2.155% due 12/15/37 (Ê)(Þ) 110 105
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (Ê)(Þ) 505 480
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 434 433
Series 2017-C4 Class A1
2.121% due 10/12/50 307 307
Series 2017-P8 Class A1
2.065% due 09/15/50 654 655
Series 2020-GC46 Class A1
1.846% due 02/15/53 162 163
Commercial Mortgage Trust
Series 2012-CR2 Class CPZ
4.831% due 08/15/45 (~)(Ê)(Þ) 210 192
Series 2012-CR3 Class ASB
2.372% due 10/15/45 97 98
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 476
Series 2015-CR22 Class ASB
3.144% due 03/10/48 217 223
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 277
CORE Mortgage Trust
Series 2019-CORE Class A
1.585% due 12/15/31 (Ê)(Þ) 775 743
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.603% due 01/15/49 (~)(Ê)(Þ) 750 733
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 662 662
Series 2015-C3 Class A3
3.447% due 08/15/48 110 115
Series 2020-C19 Class A1
1.296% due 03/15/53 277 273
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 370
Deutsche Bank Commercial Mortgage
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C1 Class A1
1.676% due 05/10/49 65 65
Fannie Mae
4.355% due 2021(~)(Ê) 497 514
4.500% due 2021 3 3
1.970% due 2022(~)(Ê) 32 32
2.570% due 2022 410 420
7.000% due 2022 2 2
3.130% due 2025 333 353
4.500% due 2025 98 103
2.000% due 2028 1,926 1,987
4.790% due 2028 256 256
3.500% due 2030 637 675
5.000% due 2031 842 917
3.312% due 2033(Ê) 10 10
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 1,340 1,376
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 312 376
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 20 21
Series 2007-73 Class A1
1.388% due 07/25/37 (Ê) 18 17
Series 2009-96 Class DB
4.000% due 11/25/29 60 65
Series 2012-20 Class BD
2.000% due 01/25/31 1,003 1,026
Series 2012-30 Class BA
2.000% due 06/25/41 604 621
Series 2012-111 Class UC
1.350% due 10/25/27 1,371 1,387
Series 2013-21 Class BA
1.000% due 03/25/23 441 441
Series 2013-36 Class AG
3.000% due 12/25/36 321 330
Series 2013-55 Class MA
3.000% due 12/25/32 575 607
Fannie Mae-Aces
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 816 834
Freddie Mac
1.550% due 2021 1,400 1,401
0.160% due 2022 (Ê) 1,400 1,395
5.500% due 2022 32 33
4.500% due 2026 569 608
5.500% due 2029 53 59
3.500% due 2030 675 719
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.236% due 08/25/22 (~)(Ê) 2,911 69
Series 2013-K032 Class X1

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
0.208% due 05/25/23 (~)(Ê) 46,450 154
Series 2016-KF15 Class A
1.902% due 02/25/23 (Ê) 430 428
Series 2017-K725 Class XAM
Interest Only STRIP
0.709% due 02/25/24 (~)(Ê) 21,989 477
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 703 840
Freddie Mac REMICS
Series 2010-3704 Class DC
4.000% due 11/15/36 118 123
Series 2011-3803 Class PG
4.000% due 01/15/41 167 174
Series 2012-4002 Class MA
2.000% due 01/15/39 926 931
Series 2012-4013 Class AB
2.000% due 02/15/39 592 595
Series 2012-4083 Class DC
1.500% due 07/15/27 553 559
Series 2013-4182 Class UC
1.500% due 09/15/27 451 455
Series 2014-4315 Class CA
2.000% due 01/15/23 345 349
Series 2014-4323 Class WJ
2.500% due 04/15/28 550 563
Series 2014-4399 Class A
2.500% due 07/15/24 1 1
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2017-DNA1 Class M2
4.197% due 07/25/29 (Ê) 260 248
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 18 21
FREMF Mortgage Trust
Series 2010-K8 Class B
5.298% due 09/25/43 (~)(Ê)(Þ) 500 500
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (Ê) 227 228
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (Ê)(Þ) 329 330
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 290 240
Ginnie Mae II
4.000% due 2040(Ê) 246 252
4.375% due 2040(Ê) 4 4
4.650% due 2060(Ê) 6 7
4.940% due 2061(~)(Ê) 2 2
5.044% due 2061(~)(Ê) 8 8
4.630% due 2062(~)(Ê) 5 5
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.702% due 2062(~)(Ê) 17 17
4.708% due 2062(~)(Ê) 14 15
4.867% due 2064(~)(Ê) 9 10
5.073% due 2066(~)(Ê) 7 7
4.390% due 2067(~)(Ê) 61 64
4.402% due 2067(~)(Ê) 93 96
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 178 192
Series 2010-14 Class A
4.500% due 06/16/39 61 65
Series 2010-H22 Class JI
2.523% due 11/20/60 (~)(Ê) 32 2
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2011-H22 Class A
Interest Only STRIP
3.000% due 12/20/61 10 10
Series 2012-H11 Class CI
Interest Only STRIP
2.378% due 04/20/62 (~)(Ê) 62 6
Series 2013-H03 Class HI
Interest Only STRIP
2.234% due 12/20/62 (~)(Ê) 889 39
Series 2014-21 Class DA
2.000% due 04/16/26 772 792
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 531 619
Series 2017-H13 Class FJ
1.433% due 05/20/67 (Ê) 28 28
Series 2017-H16 Class PT
4.504% due 05/20/66 (~)(Ê) 124 127
GS Mortgage Securities Trust
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 421 422
Series 2011-GC5 Class A4
3.707% due 08/10/44 995 1,005
Series 2012-GC6 Class A3
3.482% due 01/10/45 244 248
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 258 257
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 787 804
Series 2018-PHH Class A
1.615% due 06/15/35 (Ê)(Þ) 97 86
Series 2019-MFP Class A
1.665% due 07/15/36 (Ê)(Þ) 940 879
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 38 35
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
484 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.176% due 08/15/45 2,865 2,902
Series 2017-C33 Class A1
2.031% due 05/15/50 228 228
Morgan Stanley Capital I Trust
Series 2011-C1 Class C
5.375% due 09/15/47 (~)(Ê)(Þ) 375 375
Morgan Stanley Capital I, Inc.
Series 2012-C4 Class A4
3.244% due 03/15/45 635 642
MortgageIT Trust
Series 2005-1 Class 1A1
1.587% due 02/25/35 (Ê) 212 199
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
1.697% due 02/25/60 (Ê)(Þ) 376 373
Velocity Commercial Capital Loan Trust
Series 2016-2 Class AFL
2.747% due 10/25/46 (Ê) 6 6
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 261
Series 2015-NXS3 Class A2
2.848% due 09/15/57 226 227
Series 2016-C34 Class A1
1.423% due 06/15/49 149 149
Series 2017-C41 Class A1
2.279% due 11/15/50 999 1,003
Series 2018-C43 Class A1
2.890% due 03/15/51 638 646
Wells Fargo Commercial Mortgage Trust
Series 2010-C1 Class A2
4.393% due 11/15/43 (Þ) 1,141 1,143
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 12 12
WinWater Mortgage Loan Trust
Series 2015-5 Class A5
3.500% due 08/20/45 (~)(Ê)(Þ) 260 261
47,318
United States Government Agencies - 0.3%
Fannie Mae
0.625% due 04/22/25 1,060 1,061
United States Government Treasuries - 8.1%
United States Treasury Notes
2.625% due 05/15/21 3,205 3,286
2.125% due 05/31/21 4,340 4,432
1.500% due 09/30/21 3,415 3,479
0.375% due 03/31/22 3,660 3,673
2.125% due 05/15/22 3,325 3,454
1.375% due 10/15/22 3,700 3,803
0.500% due 03/15/23 4,645 4,678
0.250% due 04/15/23 5,960 5,962
0.500% due 03/31/25 1,635 1,646
34,413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Long-Term Investments
(cost $343,319) 347,249
Common Stocks - 0.0%
Technology - 0.0%
SunGard Availability Services, LP(Æ)(Š) 3,285
7
Total Common Stocks
(cost $82) 7
Short-Term Investments - 16.4%
Air Lease Corp.
Series 513
3.875% due 04/01/21 620 605
American Express Co.
2.200% due 10/30/20 255 256
Series F
2.600% due 09/14/20 1,650 1,657
American International Group, Inc.
6.400% due 12/15/20 385 397
Apple, Inc.
2.250% due 02/23/21 3,720 3,764
AT&T, Inc.
2.450% due 06/30/20 1,600 1,602
BAT Capital Corp.
Series WI
2.294% due 08/14/20 (Ê) 520 518
Becton Dickinson and Co.
2.404% due 06/05/20 995 995
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,219
Broadcom, Inc.
Series WI
2.200% due 01/15/21 630 628
Caterpillar, Inc.
Series GMTN
1.850% due 09/04/20 2,650 2,658
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 265 265
Chevron Corp.
2.419% due 11/17/20 700 705
Cigna Corp.
Series WI
3.200% due 09/17/20 335 337
Cisco Systems, Inc.
2.200% due 02/28/21 2,598 2,628
Citigroup, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.700% due 03/30/21 615 623
Colgate-Palmolive Co.
2.950% due 11/01/20 660 663
Constellation Brands, Inc.
2.250% due 11/06/20 635 639
Credit Agricole SA
1.866% due 06/10/20 (Ê)(Þ) 1,530 1,530
Daimler Finance NA LLC
2.200% due 05/05/20 (Þ) 635 635
Eni Finance USA, Inc.
1.774% due 05/27/20 (Þ) 700 699
Exelon Corp.
2.850% due 06/15/20 400 400
Fannie Mae
4.500% due 08/01/20 — —
4.500% due 10/01/20 — —
4.500% due 12/01/20 18 19
Federal Home Loan Bank Discount
Notes
0.091% due 05/12/20 2,760 2,760
Ford Motor Credit Co. LLC
2.183% due 04/05/21 (Ê) 255 237
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 1,570 1,572
General Mills, Inc.
3.200% due 04/16/21 335 341
Hewlett Packard Enterprise Co.
Series WI
3.600% due 10/15/20 440 443
IBM Credit LLC
1.800% due 01/20/21 2,950 2,972
Johnson & Johnson
1.950% due 11/10/20 1,485 1,491
JPMorgan Chase & Co.
2.682% due 03/01/21 (Ê) 3,556 3,576
KfW
Series GMTN
2.750% due 10/01/20 1,150 1,161
L3Harris Technologies, Inc.
4.950% due 02/15/21 (Þ) 770 783
NCUA Guaranteed Notes Trust
Series 2010-R3 Class 3A
2.400% due 12/08/20 25 26
Occidental Petroleum Corp.
4.850% due 03/15/21 660 634
Reynolds American, Inc.
Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 05/01/20 (ç) 695 695
Ryder System, Inc.
2.500% due 05/11/20 580 580
Sanofi
4.000% due 03/29/21 1,024 1,053
Svenska Handelsbanken AB
Series BKNT
2.450% due 03/30/21 800 811
2.525% due 03/30/21 (Ê) 2,690 2,691
Sysco Corp.
2.600% due 10/01/20 570 572
Total Capital SA
4.450% due 06/24/20 1,165 1,170
Toyota Motor Credit Corp.
2.950% due 04/13/21 2,500 2,537
U.S. Cash Management Fund(@) 12,210,631(∞) 12,211
UBS AG
2.450% due 12/01/20 (Þ) 880 885
United States Treasury Bills
0.402% due 05/05/20(ç)(ž) 3,750 3,750
Verizon Communications, Inc.
2.233% due 05/22/20 (Ê) 595 595
VMware, Inc.
2.300% due 08/21/20 935 936
Wells Fargo & Co.
1.203% due 12/07/20 1,550 1,562
Total Short-Term Investments
(cost $69,315) 69,486
Total Investments - 98.6%
(identified cost $412,716) 416,742
Other Assets and Liabilities,
Net - 1.4%
5,913
Net Assets - 100.0%
422,655

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
486 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
17.2%
AbbVie, Inc. 11/12/19 935,000 99.92 934
975
AIG Global Funding 09/29/16 490,000 99.95 490
494
ALG Student Loan Trust I 03/16/18 104,000 99.76 104
104
Alimentation Couche-Tard, Inc. 06/26/19 400,000 100.09 400
402
Apidos CLO XXI 05/24/19 300,000 100.02 300
294
Ascentium Equipment Receivables LLC 10/17/19 840,000 100.00 840
832
Athene Global Funding 06/12/19 210,000 100.64 211
211
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 302
309
Avis Budget Rental Car Funding LLC 02/04/19 1,680,000 99.99 1,679
1,631
Avis Budget Rental Car Funding LLC 06/28/19 660,000 100.26 662
620
Axis Bank, Ltd. 06/26/19 445,000 99.83 444
438
Bank of the West Auto Trust 10/31/18 1,343,476 99.99 1,343
1,362
Bank of the West Auto Trust 06/17/19 1,009,394 99.99 1,009
1,014
Bank of The West Auto Trust 05/07/19 592,290 99.52 589
595
Barclays Commercial Mortgage Securities LLC 04/29/20 110,000 103.22 114
114
Barings BDC Static CLO, Ltd. 04/29/19 253,465 100.00 253
251
Bayer US Finance II LLC 07/24/18 165,000 100.11 165
168
Bayer US Finance II LLC 10/01/19 383,000 104.05 398
406
Bayer US Finance LLC 06/25/19 402,000 100.44 404
410
BBVA Bancomer SA 12/03/19 363,000 107.03 389
377
Berkshire Hathaway Energy Co. 03/20/20 540,000 99.87 539
607
BFLD Trust 10/02/19 355,000 99.73 354
334
BMW US Capital LLC 03/14/19 1,225,000 99.18 1,215
1,219
BMW US Capital LLC 08/06/19 1,300,000 99.56 1,294
1,296
BMW US Capital LLC 04/03/20 396,000 98.15 389
401
Bristol-Myers Squibb Co. 05/07/19 170,000 99.68 169
181
BX Commercial Mortgage Trust 10/09/19 358,275 100.00 358
349
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
371
CAMB Commercial Mortgage Trust 03/17/20 110,000 92.17 101
105
Canadian Oil Sands, Ltd. 04/25/16 500,000 99.72 499
501
Cantor Fitzgerald, LP 04/24/19 170,000 99.76 170
166
Carrier Global Corp. 02/13/20 811,000 100.94 819
815
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.06 505
480
Chesapeake Funding II LLC 03/20/19 731,549 99.99 731
733
Chesapeake Funding II LLC 06/10/19 1,677,307 99.61 1,671
1,661
Commercial Mortgage Trust 01/30/20 310,000 102.96 319
277
Commercial Mortgage Trust 03/10/20 210,000 103.11 217
192
Commerzbank AG 06/25/19 31,000 112.91 35
34
CORE Mortgage Trust 03/01/19 775,000 98.05 760
743
Cox Communications, Inc. 09/10/18 340,000 98.32 334
354
Credit Agricole SA 12/14/16 1,530,000 100.03 1,530
1,530
Credit Agricole SA 01/03/20 397,000 100.61 399
401
Credit Suisse Commercial Mortgage Trust 03/27/19 750,000 100.73 755
733
Daimler Finance NA LLC 05/02/17 635,000 100.00 635
635
Daimler Finance NA LLC 02/19/19 1,008,000 101.57 1,020
1,008
Danske Bank A/S 06/27/19 380,000 103.13 392
393
DBCCRE Mortgage Trust 03/07/19 365,000 103.35 377
370
Dell Equipment Finance Trust 04/21/20 475,000 99.99 475
475
Dell International LLC / EMC Corp. 04/08/19 430,000 100.16 431
436
Deutsche Telekom International Finance BV 06/12/19 1,640,000 100.54 1,648
1,675
DNB Bank ASA 03/04/20 400,000 101.28 405
405
DRB Prime Student Loan Trust 06/10/19 490,245 101.47 497
495
Earnest Student Loan Program LLC 02/22/17 427,958 101.42 434
427
Earnest Student Loan Program LLC 06/22/18 272,697 98.53 269
276
Enel SpA 06/25/19 399,000 100.53 401
401
Eni Finance USA, Inc. 02/26/20 700,000 99.87 699
699
ERAC USA Finance LLC 05/31/17 415,000 100.09 415
416
Exeter Automobile Receivables Trust 01/22/19 73,049 100.00 73
73
Exeter Automobile Receivables Trust 10/08/19 73,805 100.00 74
74
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.98 800
809
Foursight Capital Automobile Receivables Trust 09/26/18 173,473 99.78 173
173
FREMF Mortgage Trust 05/28/19 500,000 102.08 510
500
Galton Funding Mortgage Trust 01/25/18 329,220 100.88 332
330

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 487
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Gazprom PJSC Via Gaz Capital SA 11/05/19 370,000 106.98 396
393
GS Mortgage Securities Trust 04/17/20 421,144 99.98 421
422
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,964
1,891
Hertz Fleet Lease Funding, LP 03/16/18 1,136,683 99.51 1,131
1,114
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
450
Hertz Vehicle Financing II, LP 01/29/19 765,000 99.99 765
738
Hertz Vehicle Financing II, LP 04/17/20 250,000 95.25 238
233
Hertz Vehicle Financing LLC 02/05/19 810,000 99.60 807
757
Hilton Grand Vacations Trust 02/22/17 521,938 99.99 522
502
Hilton Grand Vacations Trust 05/29/19 99,228 99.13 98
98
Intesa Sanpaolo SpA 08/28/19 399,000 100.38 401
398
Jackson National Life Global Funding 06/06/18 1,005,000 99.94 1,004
1,024
Jackson National Life Global Funding 01/29/19 795,000 99.95 795
818
JFIN CLO, Ltd. 06/04/19 80,589 100.04 81
79
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/19 96,909 100.03 97
86
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
879
L3Harris Technologies, Inc. 07/09/19 770,000 101.59 782
783
Land O'Lakes, Inc. 09/21/17 485,000 105.80 513
498
Lukoil International Finance BV 10/02/19 382,000 104.74 400
397
Metropolitan Life Global Funding I 01/08/19 1,030,000 99.99 1,030
1,065
Midwest Connector Capital Co. LLC 10/02/19 397,000 102.25 406
381
Mill City Mortgage Trust 03/21/19 432,611 99.60 431
434
Mondelez International, Inc. 07/29/19 409,000 99.36 406
413
Morgan Stanley Capital I Trust 09/11/19 375,000 103.49 388
375
MVW Owner Trust 10/01/19 344,624 99.98 345
312
Navient Student Loan Trust 10/17/19 1,124,619 99.99 1,125
1,128
Navient Student Loan Trust 02/10/20 993,817 99.99 994
994
Nestle Holdings, Inc. 01/14/20 1,800,000 104.44 1,880
1,928
New York Life Global Funding 09/07/16 1,540,000 99.95 1,539
1,552
Ocean Trails CLO IV 06/04/19 119,640 100.05 120
119
Onslow Bay Financial LLC 02/14/20 376,014 100.00 376
373
Orange Lake Timeshare Trust 05/21/19 793,298 100.47 797
757
Panasonic Corp. 04/06/20 397,000 99.53 395
401
Prestige Auto Receivables Trust 09/12/19 748,112 100.60 753
750
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,058
PTT Global Chemical PCL 01/03/20 379,000 103.73 393
393
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.96 1,764
1,799
Reliance Holdings USA, Inc. 06/24/19 380,000 104.35 397
394
SABIC Capital II BV 12/03/19 377,000 104.71 395
387
Saudi Arabian Oil Co. 04/09/19 677,000 98.94 669
680
Shinhan Bank Co., Ltd. 12/03/19 391,000 101.29 396
401
Siemens Financieringsmaatschappij NV 06/25/19 399,000 100.88 403
410
Sierra Timeshare Receivables Funding LLC 10/17/19 174,870 100.00 175
163
Smithfield Foods, Inc. 01/09/20 265,000 99.81 264
261
Societe Generale SA 01/16/20 265,000 99.81 264
264
SoFi Consumer Loan Program LLC 06/21/18 92,381 99.34 92
92
SoFi Consumer Loan Program Trust 09/17/19 551,667 99.99 552
547
SoFi Consumer Loan Program Trust 01/28/20 734,749 100.49 738
729
SoFi Professional Loan Program LLC 02/02/17 364,505 100.09 365
356
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 337,500 99.56 336
338
Tidewater Auto Recivables Trust 03/06/20 645,000 99.99 645
637
T-Mobile US, Inc. 04/02/20 1,055,000 99.98 1,055
1,108
Towd Point Mortgage Trust 02/19/19 697,673 100.26 700
699
Towd Point Mortgage Trust 07/01/19 179,153 101.41 182
182
Towd Point Mortgage Trust 08/05/19 346,215 100.12 347
346
Transocean Sentry, Ltd. 08/16/19 505,000 98.99 500
384
Trust F/1401 04/06/20 406,000 95.29 387
382
UBS AG 11/27/17 880,000 99.98 880
885
UniCredit SpA 10/01/19 371,000 105.59 392
383
Universal Health Services, Inc. 04/06/20 394,000 99.99 394
394
Volkswagen Group of America Finance LLC 09/19/19 135,000 99.97 135
136
Volkswagen Group of America Finance LLC 01/02/20 384,000 102.77 395
390
Wells Fargo Commercial Mortgage Trust 03/04/20 1,140,722 100.48 1,146
1,143

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
488 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
WinWater Mortgage Loan Trust 01/24/20 260,028 100.85 262
261
72,704
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 489
Variable Rate Securities
Securities Referenced Rate Spread %
ALG Student Loan Trust I USD 3 Month LIBOR 0.150
Apidos CLO XXI USD 3 Month LIBOR 0.930
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 0.660
Bank of America Corp. USD 3 Month LIBOR 0.630
Barings BDC Static CLO, Ltd. USD 3 Month LIBOR 1.020
BAT Capital Corp. USD 3 Month LIBOR 0.590
BFLD Trust USD 1 Month LIBOR 1.090
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.450
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.070
CG-CCRE Commercial Mortgage Trust USD 1 Month LIBOR 1.854
Citibank NA USD 3 Month LIBOR 0.596
Citigroup, Inc. Secured Overnight Financing Rate 2.750
Citigroup, Inc. USD 3 Month LIBOR 1.070
CORE Mortgage Trust USD 1 Month LIBOR 0.880
Credit Agricole SA USD 3 Month LIBOR 0.970
Earnest Student Loan Program LLC USD 1 Month LIBOR 1.400
Fannie Mae USD 12 Month LIBOR 1.605
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Ford Motor Credit Co. LLC USD 3 Month LIBOR 0.810
Freddie Mac Secured Overnight Financing Rate 0.150
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.000
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.670
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
FRESB Multifamily Mortgage Pass-Through Certificates USD 1 Month LIBOR 0.000
Galton Funding Mortgage Trust USD 1 Month LIBOR 0.000
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.000
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae REMICS USD 1 Month LIBOR 0.200
International Business Machines Corp. USD 3 Month LIBOR 0.580
JFIN CLO, Ltd. USD 3 Month LIBOR 1.170
JPMorgan Chase & Co. USD 3 Month LIBOR 1.480
JPMorgan Chase & Co. USD 3 Month LIBOR 0.695
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.960
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.910
Morgan Stanley Secured Overnight Financing Rate 1.990
Morgan Stanley Secured Overnight Financing Rate 0.700
MortgageIT Trust USD 1 Month LIBOR 0.640
Ocean Trails CLO IV USD 3 Month LIBOR 0.900
Onslow Bay Financial LLC USD 1 Month LIBOR 0.750

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
490 Short Duration Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
SoFi Professional Loan Program LLC USD 1 Month LIBOR 0.700
South Carolina Student Loan Corp. USD 1 Month LIBOR 1.500
SunGard AS New Holdings III LLC Term Loan USD 3 Month LIBOR 6.500
SunGard Availability Services Capital, Inc. Term Loan USD 1 Month LIBOR 4.000
Svenska Handelsbanken AB USD 3 Month LIBOR 1.150
Velocity Commercial Capital Loan Trust USD 1 Month LIBOR 1.800
Verizon Communications, Inc. USD 3 Month LIBOR 0.550
Viacom, Inc. USD 3 Month LIBOR 3.895
Wabtec Corp. USD 3 Month LIBOR 1.300
Wells Fargo & Co. Secured Overnight Financing Rate 2.000
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 491
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 5 3 AUD 7,889 06/20
(66)
Canadian 10 Year Government Bond Futures 47 CAD 7,021 06/20
271
Japan 10 Year Government Bond Futures 11 JPY 1,680,691 06/20
(173)
United States 2 Year Treasury Note Futures 634 USD 139,753 06/20
1,294
United States 5 Year Treasury Note Futures 6 0 USD 7,529 06/20
246
Short Positions
Euro-Bund Futures 6 8 EUR 11,86 1 06/20
(18)
Long Gilt Futures 26 GBP 3,580 06/20
(159)
United States 2 Year Treasury Note Futures 3 0 USD 6,613 06/20
(83)
United States 5 Year Treasury Note Futures 125 USD 15,686 06/20
(491)
United States 10 Year Treasury Note Futures 1 0 USD 1,391 06/20
(61)
United States 10 Year Ultra Treasury Note Futures 5 USD 785 06/20
(46)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
714
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York JPY 557,433 USD 5,179 05/22/20 (16)
Citigroup USD 2,455 GBP 1,975 05/22/20 33
Citigroup USD 2,950 JPY 309,000 06/17/20 (69)
Citigroup USD 5,518 NZD 9,284 05/22/20 176
Citigroup AUD 1,000 USD 651 06/17/20 (1)
Citigroup GBP 667 USD 861 06/17/20 21
Citigroup NZD 2,333 USD 1,467 06/17/20 36
Royal Bank of Canada USD 2,966 JPY 309,000 06/17/20 (85)
Royal Bank of Canada AUD 1,000 USD 652 06/17/20 —
Royal Bank of Canada GBP 667 USD 863 06/17/20 23
Royal Bank of Canada NZD 2,333 USD 1,471 06/17/20 40
Standard Chartered USD 4,276 AUD 7,000 06/17/20 286
Standard Chartered USD 2,961 JPY 309,000 06/17/20 (80)
Standard Chartered AUD 1,000 USD 653 06/17/20 1
Standard Chartered GBP 667 USD 863 06/17/20 24
Standard Chartered JPY 457,000 USD 4,339 06/17/20 78
Standard Chartered NZD 2,333 USD 1,472 06/17/20 41
State Street USD 1,752 AUD 2,768 05/22/20 51
UBS CHF 5,465 USD 5,663 05/22/20 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
558

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
492 Short Duration Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Bank of America
Sell
USD 8,000 1.000%
(2)
06/20/25
(150) 212 62
CDX NA High Yield
Index Goldman Sachs
Sell
USD 12,470 5.000%
(2)
06/20/25
(678) 96 (582)
Total Open Credit Default Swap Contracts (å) (828) 308
(520)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 36,603 $ —
$ —
$ 36,603 8.7
Corporate Bonds and Notes — 178,251 —
—
178,251 42.2
International Debt — 49,450 —
—
49,450 11.7
Loan Agreements — 153 —
—
153 — *
Mortgage-Backed Securities — 47,318 —
—
47,318 11.2
United States Government Agencies — 1,061 —
—
1,061 0.3
United States Government Treasuries — 34,413 —
—
34,413 8.1
Common Stocks
Technology — — 7 7 —
*
Short-Term Investments — 57,275 —
12,211
69,486 16.4
Total Investments — 404,524 7 12,211 416,742 98.6
Other Assets and Liabilities, Net 1.4
100.0
Other Financial Instruments
Assets
Futures Contracts 1,811 — — — 1,811 0.4
Foreign Currency Exchange Contracts — 810 — — 810 0.2
Credit Default Swap Contracts — 62 — — 62 —
*
A
Liabilities
Futures Contracts (1,097) — — — (1,097) (0.3)
Foreign Currency Exchange Contracts — (252) — — (252) (0.1)
Credit Default Swap Contracts — (582) — — (582) (0 . 1 )
Total Other Financial Instruments
**
$ 714 $ 38 $ — $ — $ 7 5 2
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 493
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
403
Belgium ..................................................................................
780
Canada ....................................................................................
11,527
Cayman Islands .......................................................................
1,127
Chile .......................................................................................
389
China ......................................................................................
401
Denmark .................................................................................
393
France .....................................................................................
8,442
Germany .................................................................................
8,345
India .......................................................................................
438
Ireland ....................................................................................
1,981
Italy ........................................................................................
781
Japan ......................................................................................
1,886
Mexico ....................................................................................
1,503
Netherlands ............................................................................
6,533
Norway ....................................................................................
3,993
Russia .....................................................................................
393
Saudi Arabia ...........................................................................
680
South Korea ............................................................................
401
Sweden ....................................................................................
3,502
Thailand ..................................................................................
393
United Kingdom ......................................................................
8,404
United States ...........................................................................
354,047
Total Investments .................................................................... 416,742

See accompanying notes which are an integral part of the financial statements.
494 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 810 $ —
Variation margin on futures contracts* — — 1,811
Credit default swap contracts, at fair value 62 — —
Total
$ 62 $ 810 $ 1,811
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 252 $ —
Variation margin on futures contracts* — — 1,097
Credit default swap contracts, at fair value 5 82 — —
Total
$ 582 $ 252 $ 1,097
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 1,790
Credit default swap contracts (1,062) — —
Foreign currency exchange contracts — (490) —
Total
$ (1,062) $ (490) $ 1,790
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 579
Credit default swap contracts 24 3 — —
Foreign currency exchange contracts — 712 —
Total
$ 24 3 $ 712 $ 579
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 495
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 810 $ — $ 810
Credit Default Swap Contracts Credit default swap contracts, at fair value 62 — 62
Total Financial and Derivative Assets
872 — 872
Financial and Derivative Assets not subject to a netting agreement
(62) — (62)
Total Financial and Derivative Assets subject to a netting agreement
$ 810 $ — $ 810
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 266 $ 57 $ — $ 209
Royal Bank of Canada
63 63 — —
Standard Chartered
430 80 — 350
State Street
51 — — 51
Total
$ 810 $ 200 $ — $ 610

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
496 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 252 $ — $ 252
Credit Default Swap Contracts Credit default swap contracts, at fair value 582 — 582
Total Financial and Derivative Liabilities
834 — 834
Financial and Derivative Liabilities not subject to a netting agreement
(582) — (582)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 252 $ — $ 252
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 16 $ — $ — $ 16
Citigroup 70 57 — 13
Royal Bank of Canada 85 63 — 22
Standard Chartered 80 80 — —
UBS 1 — — 1
Total
$ 252 $ 200 $ — $ 52
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 497
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 412,716
Investments, at fair value(>) ...........................................................................................................................................................
416,742

Receivables:
Dividends and interest ....................................................................................................................................................... 2,133
Dividends from affiliated funds .......................................................................................................................................... 7
Investments sold ................................................................................................................................................................ 4,308
Fund shares sold ................................................................................................................................................................ 891
From broker(a)(b) ............................................................................................................................................................... 2,597
Variation margin on futures contracts ................................................................................................................................. 785
Prepaid expenses ........................................................................................................................................................................... 3
Credit default swap contracts, at fair value(+) ................................................................................................................................ 62
Total assets .................................................................................................................................................
428,7 85
Liabilities
Payables:
Due to broker (c) ................................................................................................................................................................ 169
Investments purchased ...................................................................................................................................................... 4,291
Fund shares redeemed ....................................................................................................................................................... 443
Accrued fees to affiliates .................................................................................................................................................... 177
Other accrued expenses ..................................................................................................................................................... 121
Variation margin on futures contracts ................................................................................................................................. 69
Unfunded loan commitment ............................................................................................................................................... 26
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 252
Credit default swap contracts, at fair value(+) ................................................................................................................................ 582
Total liabilities .............................................................................................................................................
6, 130
Net Assets ............................................................................................................................................................
$ 422,655

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
498 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 97 1
Shares of beneficial interest ...........................................................................................................................................................
217
Additional paid-in capital ..............................................................................................................................................................
421,46 7
Net Assets ............................................................................................................................................................
$ 422,655
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.43
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.19
Class A — Net assets ............................................................................................................................................................. $ 15,912,584
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 818,843
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.25
Class C — Net assets ............................................................................................................................................................. $ 23,066,011
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,198,448
Net asset value per share: Class E(#) ............................................................................................................................................. $ 19.49
Class E — Net assets ............................................................................................................................................................. $ 1,218,541
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 62,514
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.46
Class M — Net assets ............................................................................................................................................................ $ 19,831,818
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,019,139
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.49
Class R6 — Net assets ........................................................................................................................................................... $ 437,371
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 22,446
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.45
Class S — Net assets ............................................................................................................................................................. $ 229,504,101
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,799,146
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.46
Class Y — Net assets ............................................................................................................................................................. $ 132,684,988
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,818,223
Amounts in thousands
(^)     Foreign currency holdings - cost $ 229
(+)     Credit default swap contracts - premiums paid (received) $ (828)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 12,211
(a)     Receivable from Broker for Futures $ 363
(b)     Receivable from Broker for Swaps $ 2,234
(c)      Due to Broker for Futures $ 169
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 499
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1
Dividends from affiliated funds ......................................................................................................................................... 122
Interest .............................................................................................................................................................................. 5,256
Total investment income ...............................................................................................................................................................
5,379
Expenses
Advisory fees .................................................................................................................................................................... 969
Administrative fees ........................................................................................................................................................... 105
Custodian fees ................................................................................................................................................................... 79
Distribution fees - Class A ................................................................................................................................................ 16
Distribution fees - Class C ................................................................................................................................................ 83
Transfer agent fees - Class A ............................................................................................................................................ 13
Transfer agent fees - Class C ............................................................................................................................................. 22
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 15
Transfer agent fees - Class R6 .......................................................................................................................................... —*
Transfer agent fees - Class S ............................................................................................................................................. 241
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 77
Registration fees ............................................................................................................................................................... 50
Shareholder servicing fees - Class C ................................................................................................................................. 27
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 23
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 1,749
Expense reductions ........................................................................................................................................................... (398)
Net expenses .................................................................................................................................................................................
1,351
Net investment income (loss) ........................................................................................................................................................
4,028
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,227
Investments in affiliated funds .......................................................................................................................................... (12)
Futures contracts .............................................................................................................................................................. 1,790
Foreign currency exchange contracts ................................................................................................................................ (490)
Credit default swap contracts ............................................................................................................................................ (1,062)
Foreign currency-related transactions ............................................................................................................................... (13)
Net realized gain (loss) ..................................................................................................................................................................
2,440
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (870)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 579
Foreign currency exchange contracts ................................................................................................................................ 712
Credit default swap contracts ............................................................................................................................................ 24 3
Foreign currency-related transactions ............................................................................................................................... 1 1
Net change in unrealized appreciation (depreciation) ................................................................................................................... 674
Net realized and unrealized gain (loss) ......................................................................................................................................... 3,114
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 7,142
* Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
500 Short Duration Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,028 $ 12,595
Net realized gain (loss) ...................................................................................................................... 2,440 2,884
Net change in unrealized appreciation (depreciation) ....................................................................... 674 11,890
Net increase (decrease) in net assets from operations ............................................................................. 7,142 27,369
Distributions
To shareholders
Class A .......................................................................................................................................... (178) (322)
Class C .......................................................................................................................................... (234) (370)
Class E .......................................................................................................................................... (20) (35)
Class M ......................................................................................................................................... (227) (520)
Class R6 ........................................................................................................................................ (6) (5)
Class S ........................................................................................................................................... (3,810) (8,456)
Class Y .......................................................................................................................................... (2,233) (3,876)
Net decrease in net assets from distributions .......................................................................................... (6,708) (13,584)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (98,466) (102,601)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(98,032) (88,816)
Net Assets
Beginning of period .................................................................................................................................
520,687 609,503
End of period ..........................................................................................................................................
$ 422,655 $ 520,687

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 501
**     Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 400 $ 7,700 156 $ 2,951
Proceeds from reinvestment of distributions 9 176 17 314
Payments for shares redeemed (140) (2,695) (522) (9,952)
Net increase (decrease)
269 5,181 (349) (6,687)
Class C
Proceeds from shares sold 221 4,214 181 3,432
Proceeds from reinvestment of distributions 12 232 19 366
Payments for shares redeemed (235) (4,476) (440) (8,327)
Net increase (decrease)
(2) (30) (240) (4,529)
Class E
Proceeds from shares sold —** 11 5 101
Proceeds from reinvestment of distributions 1 20 2 35
Payments for shares redeemed (13) (247) (19) (377)
Net increase (decrease)
(12) (216) (12) (241)
Class M
Proceeds from shares sold 978 18,853 877 16,767
Proceeds from reinvestment of distributions 12 227 27 520
Payments for shares redeemed (1,142) (22,041) (790) (15,123)
Net increase (decrease)
(152) (2,961) 114 2,164
Class R6
Proceeds from shares sold 13 257 1 11
Proceeds from reinvestment of distributions —** 6 —** 5
Payments for shares redeemed (—)** (8) (3) (53)
Net increase (decrease)
13 255 (2) (37)
Class S
Proceeds from shares sold 1,920 36,958 4,045 77,372
Proceeds from reinvestment of distributions 190 3,664 432 8,245
Payments for shares redeemed (6,387) (123,357) (8,883) (169,568)
Net increase (decrease)
(4,277) (82,735) (4,406) (83,951)
Class Y
Proceeds from shares sold 51 982 204 3,923
Proceeds from reinvestment of distributions 116 2,233 203 3,876
Payments for shares redeemed (1,101) (21,175) (895) (17,119)
Net increase (decrease)
(934) (17,960) (488) (9,320)
Total increase (decrease)
(5,095) $ (98,466) (5,383) $ (102,601)

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
502 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 19.39 .16 .16 .32 (.28) —
October 31, 2019 18.91 .40 .50 .90 (.42) —
October 31, 2018 19.15 .35 (.26) .09 (.33) —
October 31, 2017 19.26 .25 (.12) .13 (.24) —
October 31, 2016 19.09 .26 .16 .42 (.24) (.01)
October 31, 2015 19.35 .22 (.14) .08 (.22) (.12)
Class C
April 30, 2020* 19.21 .09 .15 .24 (.20) —
October 31, 2019 18.73 .25 .51 .76 (.28) —
October 31, 2018 18.99 .21 (.27) (.06) (.20) —
October 31, 2017 19.10 .10 (.11) (.01) (.10) —
October 31, 2016 18.94 .12 .15 .27 (.10) (.01)
October 31, 2015 19.21 .08 (.15) (.07) (.08) (.12)
Class E
April 30, 2020* 19.45 .16 .16 .32 (.28) —
October 31, 2019 18.96 .39 .52 .91 (.42) —
October 31, 2018 19.21 .36 (.28) .08 (.33) —
October 31, 2017 19.30 .22 (.09) .13 (.22) —
October 31, 2016 19.13 .27 .15 .42 (.24) (.01)
October 31, 2015 19.38 .22 (.13) .09 (.22) (.12)
Class M
April 30, 2020* 19.42 .19 .15 .34 (.30) —
October 31, 2019 18.94 .45 .51 .96 (.48) —
October 31, 2018 19.17 .41 (.26) .15 (.38) —
October 31, 2017(8) 19.11 .24 (.03) .21 (.15) —
Class R6
April 30, 2020* 19.44 .19 .16 .35 (.30) —
October 31, 2019 18.96 .45 .51 .96 (.48) —
October 31, 2018 19.20 .42 (.28) .14 (.38) —
October 31, 2017 19.30 .31 (.11) .20 (.30) —
October 31, 2016(4) 18.97 .21 .30 .51 (.18) —
Class S
April 30, 2020* 19.41 .18 .16 .34 (.30) —
October 31, 2019 18.93 .44 .51 .95 (.47) —
October 31, 2018 19.16 .40 (.26) .14 (.37) —
October 31, 2017 19.27 .30 (.12) .18 (.29) —
October 31, 2016 19.10 .31 .16 .47 (.29) (.01)
October 31, 2015 19.36 .27 (.14) .13 (.27) (.12)
Class Y
April 30, 2020* 19.42 .19 .16 .35 (.31) —
October 31, 2019 18.93 .46 .51 .97 (.48) —
October 31, 2018 19.17 .42 (.28) .14 (.38) —
October 31, 2017 19.28 .32 (.13) .19 (.30) —
October 31, 2016 19.11 .33 .15 .48 (.30) (.01)
October 31, 2015 19.37 .28 (.14) .14 (.28) (.12)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 503
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)(l)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(l)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.28) 19.43 1.64 15,913 1.07 .85 1.65 53
(.42) 19.39 4.82 10,661 1.06 .86 2.08 99
(.33) 18.91 .45 16,997 1.04 .84 1.87 122
(.24) 19.15 .68 20,303 1.03 .83 1.31 156
(.25) 19.26 2.21 21,102 1.02 .81 1.39 113
(.34) 19.09 .42 24,914 1.01 .82 1.15 183
(.20) 19.25 1.29 23,066 1.82 1.60 .91 53
(.28) 19.21 4.09 23,058 1.81 1.61 1.31 99
(.20) 18.73 (.34) 26,975 1.79 1.59 1.11 122
(.10) 18.99 (.06) 35,838 1.78 1.58 .55 156
(.11) 19.10 1.44 48,970 1.77 1.56 .63 113
(.20) 18.94 (.34) 56,538 1.76 1.57 .40 183
(.28) 19.49 1.64 1,218 1.07 .85 1.65 53
(.42) 19.45 4.86 1,439 1.06 .86 2.06 99
(.33) 18.96 .40 1,639 1.04 .84 1.87 122
(.22) 19.21 .69 1,872 1.03 .83 1.14 156
(.25) 19.30 2.20 15,786 1.02 .81 1.39 113
(.34) 19.13 .47 26,633 1.01 .82 1.15 183
(.30) 19.46 1.80 19,832 .82 .55 1.95 53
(.48) 19.42 5.14 22,751 .81 .56 2.35 99
(.38) 18.94 .78 20,030 .79 .54 2.18 122
(.15) 19.17 1.09 15,084 .79 .53 2.07 156
(.30) 19.49 1.79 437 .67 .55 1.95 53
(.48) 19.44 5.13 181 .66 .56 2.36 99
(.38) 18.96 .73 214 .64 .54 2.21 122
(.30) 19.20 1.04 107 .63 .53 1.62 156
(.18) 19.30 2.70 106 .61 .51 1.66 113
(.30) 19.45 1.77 229,504 .82 .60 1.90 53
(.47) 19.41 5.09 312,047 .81 .61 2.31 99
(.37) 18.93 .73 387,636 .79 .59 2.12 122
(.29) 19.16 .93 463,696 .78 .58 1.56 156
(.30) 19.27 2.47 583,387 .77 .56 1.63 113
(.39) 19.10 .67 610,784 .76 .57 1.40 183
(.31) 19.46 1.81 132,685 .62 .52 1.98 53
(.48) 19.42 5.22 150,550 .61 .53 2.38 99
(.38) 18.93 .75 156,012 .59 .51 2.19 122
(.30) 19.17 1.01 179,765 .58 .50 1.64 156
(.31) 19.28 2.54 140,138 .57 .48 1.71 113
(.40) 19.11 .75 160,926 .56 .49 1.46 183

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
504 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 117 , 266
Administration fees 17 , 011
Distribution fees 17 , 056
Shareholder servicing fees 4 , 885
Transfer agent fees 18 , 677
Trustee fees 2 , 515
$ 177 , 410
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,188 $ 300,933 $ 297,897 $ (12) $ (1) $ 12,211 $ 122 $ —
$ 9,188 $ 300,933 $ 297,897 $ (12) $ (1) $ 12,211 $ 122 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 412,104,389 $ 9,892,535 $ (4,584,855) $ 5,307,680

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Exempt High Yield Bond Fund 505
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 922.70 $ 1,020.44
Expenses Paid During Period* $ 4.25 $ 4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 920.00 $ 1,016.71
Expenses Paid During Period* $ 7.83 $ 8.22
* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 923.30 $ 1,020.44
Expenses Paid During Period* $ 4.26 $ 4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
506 Tax-Exempt High Yield Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 925.20 $ 1,022.18
Expenses Paid During Period* $ 2.58 $ 2.72
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 924.70 $ 1,021.68
Expenses Paid During Period* $ 3.06 $ 3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 507
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.4%
Alabama - 1.3%
Alabama Industrial Development Authority Revenue Bonds (~)(Ê) 500 6.450 12/01/23 491
County of Jefferson Alabama Sewer Revenue Bonds (µ) 225 6.750 10/01/23 213
County of Jefferson Alabama Sewer Revenue Bonds 500 6.000 10/01/42 570
County of Jefferson Alabama Sewer Revenue Bonds 1,220 7.000 10/01/51 1,424
County of Jefferson Alabama Sewer Revenue Bonds 3,095 6.500 10/01/53 3,562
Homewood Alabama Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,562
Hoover Industrial Development Board Revenue Bonds 875 5.750 10/01/49 722
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 556
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 832
Tuscaloosa County Industrial Development Authority Revenue Bonds (Þ) 1,000 4.500 05/01/32 940
11,872
Alaska - 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 2,081
City of Valdez Revenue Bonds (~)(Ê) 500 1.900 05/01/31 500
Northern Tobacco Securitization Corp. Revenue Bonds 2,940 5.000 06/01/46 2,912
Northern Tobacco Securitization Corp. Revenue Bonds 600 8.642 06/01/46 50
5,543
Arizona - 1.2%
Arizona Health Facilities Authority Revenue Bonds (Ê) 4,130 1.770 01/01/37 3,787
Arizona Industrial Development Authority Revenue Bonds (Þ) 1,500 6.000 07/01/37 1,470
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 186
Arizona Industrial Development Authority Revenue Bonds 35 4.000 07/01/47 35
Arizona Industrial Development Authority Revenue Bonds 280 5.000 05/01/48 252
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 100
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 89
Arizona Industrial Development Authority Senior Living Revenue Bonds 110 5.000 01/01/43 101
Arizona Industrial Development Authority Senior Living Revenue Bonds 250 4.500 01/01/49 210
Arizona Industrial Development Authority Senior Living Revenue Bonds 225 5.000 01/01/49 197
Arizona Industrial Development Authority Senior Living Revenue Bonds 125 5.000 01/01/54 112
Arizona Industrial Development Authority Senior Living Revenue Bonds 50 5.125 01/01/54 44
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 23
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 22
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 88
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 600 5.000 07/01/35 624
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds (Þ) 2 00 5.000 07/01/35 190
Industrial Development Authority of the County of Pima (The) Revenue Bonds 250 4.500 06/01/30 256
Industrial Development Authority of the County of Pima (The) Revenue Bonds 800 5.125 12/01/40 804
La Paz County Industrial Development Authority Revenue Bonds (Þ) 250 6.000 08/01/28 224
La Paz County Industrial Development Authority Revenue Bonds (Þ) 1,000 6.250 08/01/40 831
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/50 44
Maricopa County Industrial Development Authority Revenue Bonds (Þ) 50 5.000 07/01/54 43
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 64
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 78
The Industrial Development Authority of the City of Phoenix Revenue Bonds 1,000 5.000 07/01/44 1,043
10,917
Arkansas - 0.4%
Arkansas Development Finance Authority Revenue Bonds 2,000 4.000 02/01/42 2,001

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
508 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 1,771
3,772
California - 12.1%
Alhambra Unified School District General Obligation Unlimited (µ) 1,150 4.220 08/01/37 677
California Community Housing Agency Revenue Bonds (Þ) 2,000 5.000 02/01/50 1,890
California County Tobacco Securitization Agency Revenue Bonds 470 5.250 06/01/45 470
California County Tobacco Securitization Agency Revenue Bonds 300 5.700 06/01/46 300
California County Tobacco Securitization Agency Revenue Bonds 4,500 7.296 06/01/55 336
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,122
California Municipal Finance Authority Revenue Bonds 1,665 4.000 07/15/29 1,623
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 367
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 240
California Municipal Finance Authority Revenue Bonds (Þ) 1,500 5.000 11/01/36 1,502
California Municipal Finance Authority Revenue Bonds 400 5.000 12/31/37 423
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,025
California Municipal Finance Authority Revenue Bonds (Þ) 1,000 5.375 11/01/40 1,014
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/43 5,105
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 132
California Municipal Finance Authority Revenue Bonds 3,000 5.000 11/01/47 3,096
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 104
California Municipal Finance Authority Revenue Bonds (Þ) 1,815 5.000 07/01/49 1,657
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 3,844
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 52
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,026
California Pollution Control Financing Authority Revenue Bonds (Þ) 450 6.750 12/01/28 410
California Pollution Control Financing Authority Revenue Bonds (Þ) 550 5.000 07/01/39 581
California Pollution Control Financing Authority Revenue Bonds (Þ) 250 8.000 07/01/39 135
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,520 7.500 12/01/40 2,242
California Pollution Control Financing Authority Revenue Bonds (Þ) 2,670 5.000 11/21/45 2,750
California School Finance Authority Revenue Bonds (Þ) 1,000 5.000 07/01/37 1,022
California School Finance Authority Revenue Bonds (Þ) 500 5.000 08/01/45 500
California Statewide Communities Development Authority Revenue Bonds (~)(Ê) 1,000 0.280 05/15/24 1,000
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 475
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.000 11/01/32 203
California Statewide Communities Development Authority Revenue Bonds 675 5.000 08/01/37 769
California Statewide Communities Development Authority Revenue Bonds (Þ) 200 5.250 07/01/39 196
California Statewide Communities Development Authority Revenue Bonds 125 5.000 09/02/39 137
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 156
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,024
California Statewide Communities Development Authority Revenue Bonds 50 4.000 09/02/44 49
California Statewide Communities Development Authority Revenue Bonds 120 5.000 09/02/44 130
California Statewide Communities Development Authority Revenue Bonds (Þ) 500 5.750 01/15/45 501
California Statewide Communities Development Authority Revenue Bonds 3,210 7.459 06/01/46 347
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,600 5.000 12/01/46 2,545
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,507
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 155
California Statewide Communities Development Authority Revenue Bonds 80 5.000 09/02/48 86
California Statewide Communities Development Authority Revenue Bonds (Þ) 250 5.250 07/01/49 236
California Statewide Communities Development Authority Revenue Bonds 135 5.000 09/02/49 146

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 129
California Statewide Communities Development Authority Revenue Bonds (Þ) 100 5.000 06/01/51 91
California Statewide Communities Development Authority Revenue Bonds 665 5.500 12/01/54 677
California Statewide Communities Development Authority Revenue Bonds 20,000 8.602 06/01/55 1,013
California Statewide Communities Development Authority Revenue Bonds (Þ) 2,500 5.250 12/01/56 2,495
California Statewide Communities Development Authority Revenue Bonds (Þ) 1,000 5.500 12/01/58 1,013
City of Atwater Wastewater Revenue Bonds (µ) 240 5.000 05/01/43 277
City of Irvine Special Tax (µ) 100 5.000 09/01/51 113
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 219
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,119
City of Oroville Revenue Bonds 100 5.250 04/01/34 110
City of Oroville Revenue Bonds 185 5.250 04/01/39 197
City of Oroville Revenue Bonds 885 5.250 04/01/49 930
City of Oroville Revenue Bonds 810 5.250 04/01/54 849
City of Roseville Special Tax 100 5.000 09/01/33 112
Coachella Valley Unified School District General Obligation Unlimited (µ) 2,500 16.733 08/01/43 1,226
County of El Dorado Special Tax 75 5.000 09/01/44 81
County of El Dorado Special Tax 80 5.000 09/01/49 86
County of San Diego Special Tax 40 3.000 09/01/50 32
County of San Diego Special Tax 100 4.000 09/01/50 98
Dublin Community Facilities District Improvement Area No. 1 Special Tax 100 5.000 09/01/37 109
Dublin Community Facilities District Improvement Area No. 1 Special Tax 340 5.000 09/01/47 365
Foothill/Eastern Transportation Corridor Agency Revenue Bonds (~)(Ê) 1,000 3.500 01/15/53 937
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,419
Golden State Tobacco Securitization Corp. Revenue Bonds 1,995 3.500 06/01/36 1,963
Golden State Tobacco Securitization Corp. Revenue Bonds 3,000 5.300 06/01/37 3,023
Golden State Tobacco Securitization Corp. Revenue Bonds 5,110 5.000 06/01/47 4,967
Golden State Tobacco Securitization Corp. Revenue Bonds 270 5.250 06/01/47 264
Golden State Tobacco Securitization Corp. Revenue Bonds 200 8.205 06/01/47 36
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 10.494 06/01/47 1,670
Inland Empire Tobacco Securitization Authority Revenue Bonds 125 3.678 06/01/38 121
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 77
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 81
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,146
M-S-R Energy Authority Revenue Bonds 2,650 6.500 11/01/39 3,791
Natomas Unified School District General Obligation Unlimited (µ) 425 4.000 08/01/42 454
Northern California Gas Authority No. 1 Revenue Bonds (Ê) 1,525 1.680 07/01/27 1,421
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 109
Oxnard School District General Obligation Unlimited (~)(µ)(Ê) 465 4.000 08/01/21 490
Palomar Health Revenue Bonds (µ) 2,165 5.000 11/01/47 2,320
Regents of the University of California Medical Center Pooled Revenue Bonds (~)(Ê) 7,000 0.070 05/15/45 7,000
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 160
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 106
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 988
Riverside County Public Financing Authority Tax Allocation (µ) 150 4.000 10/01/40 160
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 300 4.000 10/01/39 318
Riverside County Redevelopment Successor Agency Tax Allocation (µ) 125 4.000 10/01/40 132
Sacramento Airport System Revenue Bonds 190 5.000 07/01/39 210

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
510 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Sacramento County Sanitation Districts Financing Authority Revenue Bonds (µ)(Ê) 1,765 1.589 12/01/35 1,670
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,570
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,334
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,045 5.000 05/01/44 1,179
San Francisco City and County Airports Commission International Airport Revenue
Bonds 2,750 5.000 05/01/48 3,056
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,750 5.000 05/01/49 1,961
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 308
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 367
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,100
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 399
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 2,875 5.000 01/15/50 3,028
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,000 8.018 06/01/56 610
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,293
State of California General Obligation Unlimited 230 4.000 04/01/49 252
State of California General Obligation Unlimited 270 5.000 04/01/49 320
Tobacco Securitization Authority of Northern California Revenue Bonds 2,300 5.500 06/01/45 2,268
Tobacco Settlement Financing Corp. Revenue Bonds 460 5.000 06/01/48 476
Tobacco Settlement Financing Corp. Revenue Bonds 515 5.678 06/01/54 78
William S Hart Union High School District Special Tax 75 5.000 09/01/47 79
111,359
Colorado - 3.2%
Belleview Station Metropolitan District No. 2 General Obligation Limited 500 4.500 12/01/29 475
BNC Metropolitan District No. 1 General Obligation Limited 1,090 7.375 12/15/47 1,001
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,131
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 469
City and County of Denver Special Facilities Airport Revenue Bonds 650 5.000 10/01/32 640
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 438
Colorado Health Facilities Authority Revenue Bonds (ae) 190 5.000 06/01/27 239
Colorado Health Facilities Authority Revenue Bonds 5,160 5.000 08/01/44 5,506
Colorado Health Facilities Authority Revenue Bonds 635 4.000 08/01/49 603
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 33
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 33
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 69
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 446
Copperleaf Metropolitan District No. 3 General Obligation Ltd. 500 5.125 12/01/47 455
Cornerstar Metropolitan District General Obligation Ltd. 500 5.250 12/01/47 455
Creekside Village Metropolitan District General Obligation Limited 500 5.000 12/01/49 426
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 230 5.500 12/01/39 200
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 600 5.750 12/01/49 509
Creekwalk Marketplace Business Improvement District Revenue Bonds (Þ) 130 8.000 12/15/49 113
Denver Health & Hospital Authority Certificates of Participation 25 5.000 12/01/32 29
Denver Health & Hospital Authority Certificates of Participation 175 4.000 12/01/38 178
Denver Health & Hospital Authority Certificates of Participation 110 5.000 12/01/48 118
Denver Health & Hospital Authority Revenue Bonds (Þ) 100 5.000 12/01/26 116
Denver Health & Hospital Authority Revenue Bonds (Þ) 220 5.000 12/01/27 260
Denver Health & Hospital Authority Revenue Bonds (Þ) 230 5.000 12/01/28 268
Denver Health & Hospital Authority Revenue Bonds (Þ) 300 5.000 12/01/34 333

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/35 206
Denver Health & Hospital Authority Revenue Bonds (Þ) 200 4.000 12/01/36 205
Denver Health & Hospital Authority Revenue Bonds 65 4.000 12/01/38 66
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 101
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 50
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,562
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 288
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 331
Denver Urban Renewal Authority Tax Allocation (Þ) 745 5.250 12/01/39 687
Dinosaur Ridge Metropolitan District Revenue Bonds 200 5.000 06/01/49 168
Dominion Water & Sanitation District Revenue Bonds 500 5.250 12/01/27 517
Eaton Area Park & Recreation District General Obligation Ltd. 725 5.250 12/01/34 728
Eaton Area Park & Recreation District General Obligation Ltd. 525 5.500 12/01/38 530
Green Gables Metropolitan District No 2 General Obligation Limited 500 5.750 12/01/48 462
High Plains Metropolitan District General Obligation Unlimited (µ) 25 5.000 12/01/35 29
High Plains Metropolitan District General Obligation Unlimited (µ) 250 4.000 12/01/47 269
Mirabelle Metropolitan District No 2 General Obligation Limited 700 5.000 12/01/39 621
Mirabelle Metropolitan District No 2 General Obligation Limited 500 5.000 12/01/49 421
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 467
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 21
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 20
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 10
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 30
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 10
Palisade Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/46 433
Prairie Center Metropolitan District No. 3 Revenue Bonds (Þ) 500 5.000 12/15/41 450
Second Creek Farm Metropolitan District No 3 General Obligation Ltd. 500 5.000 12/01/49 421
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,001
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 965
State Vrain Lakes Metropolitan District No. 2 General Obligation Ltd. 500 5.125 12/01/47 441
Sterling Hills West Metropolitan District General Obligation Ltd. 100 5.000 12/01/39 110
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 440
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 565
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 457
Village at Southgate Metropolitan District General Obligation Limited (Þ) 1,375 5.625 12/01/48 1,233
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 428
Whispering Pines Metropolitan District No. 1 General Obligation Ltd. 500 7.375 12/15/47 451
29,737
Connecticut - 1.2%
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 189
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,071
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 112
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 111
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,103
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 446
City of West Haven General Obligation Unlimited 700 5.000 11/01/37 766
Connecticut State Health & Educational Facilities Authority Revenue Bonds 3,535 4.000 07/01/39 3,154
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Þ) 1,000 5.000 07/01/39 1,079

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
512 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hartford Stadium Authority Revenue Bonds 250 5.000 02/01/36 217
Hartford Stadium Authority Revenue Bonds 155 4.000 02/01/42 101
Mohegan Tribal Finance Authority Revenue Bonds (Þ) 605 7.000 02/01/45 535
State of Connecticut General Obligation Unlimited 275 5.000 06/15/27 323
State of Connecticut General Obligation Unlimited 120 5.000 06/15/28 143
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 142
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,753
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 29
11,274
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 220
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 46
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 40
Delaware State Health Facilities Authority Revenue Bonds 335 4.000 07/01/43 361
667
District of Columbia - 1.4%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 240
District of Columbia Revenue Bonds 145 6.250 10/01/23 145
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,313
District of Columbia Revenue Bonds 750 5.000 07/01/37 670
District of Columbia Revenue Bonds 1,000 6.500 10/01/41 994
District of Columbia Revenue Bonds 35 4.000 07/01/44 31
District of Columbia Revenue Bonds 75 4.000 07/01/49 65
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 668
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 825 5.000 10/01/43 913
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 4,500 4.000 10/01/49 4,330
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 2,475 5.000 10/01/53 2,529
12,898
Florida – 8.8%
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 119
Armstrong Community Development District Special Assessment 30 4.000 11/01/40 26
Armstrong Community Development District Special Assessment 75 4.000 11/01/50 62
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 164
Avelar Creek Community Development District Special Assessment 100 4.000 05/01/36 106
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.500 06/01/39 97
Aviary at Rutland Ranch Community Development District Special Assessment (Þ) 100 4.625 06/01/49 94
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 101
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds (Þ) 1,070 5.000 11/01/39 1,093
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 102
Bartram Park Community Development District Special Assessment 470 4.250 05/01/29 510
Bartram Park Community Development District Special Assessment 490 4.500 05/01/35 522
Bay Laurel Center Community Development District Special Assessment 100 4.000 05/01/37 103
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 184
Beaumont Community Development District Special Assessment (Þ) 200 6.375 11/01/49 197
Black Creek Community Developments District Special Assessment 25 3.750 06/15/40 22
Black Creek Community Developments District Special Assessment 50 4.000 06/15/50 42
Blue Lake Community Development District Special Assessment 100 4.250 06/15/39 95
Blue Lake Community Development District Special Assessment 100 4.500 06/15/49 94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,629
Bonterra Community Development District Special Assessment 635 5.000 05/01/47 614
Botaniko Community Development District Special Assessment 30 3.625 05/01/40 26
Botaniko Community Development District Special Assessment 85 4.000 05/01/50 73
Brookstone Community Development District Special Assessment (Þ) 100 3.875 11/01/23 99
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 89
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 126
Capital Trust Agency, Inc. Revenue Bonds (Þ) 100 5.000 12/15/49 85
Capital Trust Agency, Inc. Revenue Bonds 1,755 5.875 07/01/54 1,182
Capital Trust Agency, Inc. Revenue Bonds (Þ) 2,880 5.250 12/01/58 2,431
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 102
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 105
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 585
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 555
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,607
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 250 5.500 10/01/36 264
Charlotte County Industrial Development Authority Revenue Bonds (Þ) 350 5.000 10/01/49 370
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 974
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,065
City of Jacksonville Revenue Bonds (Þ) 250 5.000 06/01/53 191
City of Tampa Revenue Bonds 960 5.000 04/01/45 1,077
Cityplace Community Development District Special Assessment Revenue Bonds (µ) 1,550 4.562 11/01/25 1,511
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 280
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 286
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 100
Corkscrew Farms Community Development District Special Assessment (Þ) 85 5.000 11/01/38 85
Corkscrew Farms Community Development District Special Assessment (Þ) 170 5.125 11/01/50 173
Coronado Community Development District Special Assessment 25 4.000 05/01/31 27
Coronado Community Development District Special Assessment 44 4.250 05/01/38 46
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 52
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 359
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 135
County of Osceola Florida Revenue Bonds (ae) 3,700 6.000 10/01/24 4,214
Davenport Road South Community Development District Special Assessment (Þ) 100 5.000 11/01/38 99
Davenport Road South Community Development District Special Assessment (Þ) 150 5.125 11/01/48 148
Deer Run Community Development District Special Assessment 220 5.400 05/01/39 214
Deer Run Community Development District Special Assessment 200 5.500 05/01/44 194
Durbin Crossing Community Development District Special Assessment (µ) 75 3.750 05/01/34 80
Durbin Crossing Community Development District Special Assessment (µ) 120 4.000 05/01/37 127
East Bonita Beach Road Community Development District Special Assessment (Þ) 625 5.000 11/01/38 609
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 134
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 140
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 146
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 825
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,210
Escambia County Health Facilities Authority Revenue Bonds 360 4.000 08/15/45 351

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
514 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Escambia County Health Facilities Authority Revenue Bonds (µ) 255 3.000 08/15/50 234
Escambia County Health Facilities Authority Revenue Bonds 2,310 4.000 08/15/50 2,249
Esplanade Lake Club Community Development District Special Assessment 230 4.125 11/01/50 195
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 175 6.250 01/01/24 153
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 870 6.375 01/01/26 744
Florida Development Finance Corp. Revenue Bonds (~)(ae)(Ê)(Þ) 2,450 6.500 01/01/29 2,074
Florida Development Finance Corp. Revenue Bonds (Þ) 185 5.000 12/15/49 191
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 153
Florida Higher Educational Facilities Financial Authority Revenue Bonds (Þ) 1,350 5.000 06/01/48 1,056
Florida Higher Educational Facilities Financial Authority Revenue Bonds 90 5.000 03/01/49 91
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 101
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 48
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 63
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 63
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 733
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 185
Gulfstream Polo Community Development District Special Assessment 150 4.375 11/01/49 139
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 95
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 91
Harbor Bay Community Development District Special Assessment 110 3.875 05/01/39 97
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 86
Harmony West Community Development District Special Assessment (Þ) 1,270 5.250 05/01/49 1,292
Hawks Point Community Development District Special Assessment Bonds (Þ) 185 4.250 05/01/35 198
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 89
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 84
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 151
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 294
Highlands Community Development District Special Assessment 200 4.250 05/01/36 211
Highlands Meadows II Community Development District Special Assessment 420 5.375 11/01/37 429
Highlands Meadows II Community Development District Special Assessment 25 3.625 05/01/40 22
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 101
Highlands Meadows II Community Development District Special Assessment 35 4.000 05/01/50 31
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 105
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 149
K-Bar Ranch II Community Development District Special Assessment (Þ) 185 4.500 05/01/38 176
K-Bar Ranch II Community Development District Special Assessment (Þ) 275 4.625 05/01/48 258
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 91
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 530
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 721
Lakeshore Ranch Community Development District Special Assessment 200 3.125 05/01/24 194
Lakeshore Ranch Community Development District Special Assessment 25 4.000 05/01/35 23
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/21 100
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 101
Lakewood Ranch Stewardship District Special Assessment 970 4.875 05/01/35 980
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 102
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.000 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 155
Lakewood Ranch Stewardship District Special Assessment 385 5.125 05/01/46 394

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 515
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment (Þ) 100 5.125 05/01/47 101
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 180
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 246
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/49 87
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/50 85
Landings at Miami Community Development District Special Assessment (Þ) 100 4.625 11/01/38 98
Landings at Miami Community Development District Special Assessment (Þ) 100 4.750 11/01/48 96
Landmark at Doral Community Development District Special Assessment 35 3.375 05/01/30 33
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 98
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 95
Landmark at Doral Community Development District Special Assessment 50 4.000 05/01/38 47
Lee County Industrial Development Authority Revenue Bonds (Þ) 1,640 5.625 12/01/37 1,396
LT Ranch Community Development District Special Assessment 200 4.000 05/01/50 170
Lucerne Park Community Development District Special Assessment 100 4.625 05/01/39 96
Lucerne Park Community Development District Special Assessment 100 4.750 05/01/50 95
McJunkin Parkland Community Development District Special Assessment (Þ) 200 5.125 11/01/38 198
McJunkin Parkland Community Development District Special Assessment (Þ) 250 5.250 11/01/49 246
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 120
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 562
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 119
Meadow Pointe IV Community Development District Special Assessment 120 3.400 05/01/25 125
Meadow Pointe IV Community Development District Special Assessment 660 4.100 05/01/30 686
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 101
Miami Beach Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,360
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,374
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 411
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,173
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,032
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 542
Naples Reserve Community Development District Special Assessment (Þ) 40 5.000 11/01/38 39
Naples Reserve Community Development District Special Assessment (Þ) 190 5.125 11/01/48 185
North Sumter County Utility Dependent District Revenue Bonds 1,000 5.000 10/01/49 1,161
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 200
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 213
Orchid Grove Community Development District Special Assessment 405 3.625 05/01/21 405
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,267
Osceola Chain Lakes Community Development District Special Assessment 100 4.000 05/01/40 88
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 370
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 196
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 125
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 262
Parkland Preserve Community Development District Special Assessment 100 5.500 11/01/32 95
Parkland Preserve Community Development District Special Assessment 100 5.250 05/01/39 92
Parkland Preserve Community Development District Special Assessment 150 5.375 05/01/50 135
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 141
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 190
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 200 4.375 05/01/36 215
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 93

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
516 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Preserve at South Branch Community Development District Special Assessment Bonds 535 5.250 11/01/38 535
Preserve at South Branch Community Development District Special Assessment Bonds 100 4.000 11/01/39 91
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 540 5.050 05/01/39 537
Randal Park Community Development District Special Assessment Revenue Bonds (Þ) 895 5.200 05/01/49 887
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 765
Reunion East Community Development District Special Assessment 115 6.600 05/01/33 111
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 28
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 78
Rolling Oaks Community Development District Special Assessment (Þ) 100 5.375 11/01/38 103
Rolling Oaks Community Development District Special Assessment (Þ) 200 5.500 11/01/49 206
Shell Point Community Development District Special Assessment (Þ) 100 5.250 11/01/39 101
Shell Point Community Development District Special Assessment (Þ) 175 5.375 11/01/49 177
Sherwood Manor Community Development District Special Assessment (Þ) 200 5.250 11/01/49 194
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 202
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 102
Southern Groves Community Development District No. 5 Special Assessment 600 4.000 05/01/43 532
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 198
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 147
Talis Park Community Development District Special Assessment 125 4.000 05/01/33 118
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 100
Timber Creek Community Development District Special Assessment (Þ) 1,000 5.000 11/01/48 967
Tolomato Community Development District Special Assessment (µ)(ae) 200 3.750 05/01/20 215
Tolomato Community Development District Special Assessment (Þ) 100 5.625 05/01/40 103
Toscana Isles Community Development District Special Assessment Revenue Bonds 225 5.375 11/01/39 229
Toscana Isles Community Development District Special Assessment Revenue Bonds (Þ) 265 5.375 11/01/48 266
Toscana Isles Community Development District Special Assessment Revenue Bonds 250 5.500 11/01/49 254
Touchstone Community Development District Special Assessment (Þ) 100 4.625 06/15/38 101
Touchstone Community Development District Special Assessment (Þ) 100 4.750 06/15/48 101
Town of Davie Educational Facilities Revenue Bonds 700 5.000 04/01/48 733
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 54
Triple Creek Community Development District Special Assessment 45 5.250 11/01/27 46
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 83
TSR Community Development District Special Assessment 200 5.000 11/01/39 200
TSR Community Development District Special Assessment 100 4.000 11/01/40 92
TSR Community Development District Special Assessment 200 4.750 11/01/47 200
TSR Community Development District Special Assessment 485 5.125 11/01/49 485
Two Creeks Community Development District Special Assessment 35 4.200 05/01/26 35
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 105
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 104
Two Lakes Community Development District Special Assessment (Þ) 290 4.000 12/15/28 293
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 136
Two Lakes Community Development District Special Assessment (Þ) 200 5.000 12/15/47 208
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 177
Union Park East Community Development District Special Assessment (Þ) 500 5.500 11/01/47 519
Venetian Community Development District Special Assessment 295 5.000 05/01/23 300
Ventana Community Development District Special Assessment (Þ) 500 5.000 05/01/38 486
Ventana Community Development District Special Assessment (Þ) 500 5.125 05/01/49 482

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Veranda Community Development District II Special Assessment Revenue Bonds 150 5.875 11/01/32 151
Veranda Community Development District II Special Assessment Revenue Bonds 235 5.000 11/01/39 238
Veranda Community Development District II Special Assessment Revenue Bonds 315 5.125 11/01/49 319
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 192
Verano 1 Community Development District Special Assessment 180 4.750 11/01/25 181
Verano 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/31 106
Verano 1 Community Development District Special Assessment 250 5.125 11/01/35 255
Verano 1 Community Development District Special Assessment (Þ) 100 4.000 05/01/37 103
Verano 1 Community Development District Special Assessment 250 5.250 11/01/46 252
Village Community Development District No. 12 Special Assessment (Þ) 700 4.250 05/01/43 693
Village Community Development District No. 12 Special Assessment (Þ) 700 4.375 05/01/50 696
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 101
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 252
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 150
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 156
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 251
Waterset Central Community Development District Special Assessment (Þ) 150 5.125 11/01/38 147
Waterset Central Community Development District Special Assessment (Þ) 150 5.250 11/01/49 146
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 67
West Villages Improvement District Special Assessment 135 4.750 05/01/39 132
West Villages Improvement District Special Assessment 210 5.000 05/01/50 209
Westside Community Development District Special Assessment (Þ) 100 4.100 05/01/37 94
Westside Community Development District Special Assessment (Þ) 100 4.125 05/01/38 94
Westside Community Development District Special Assessment 815 4.000 05/01/50 720
Wildblue Community Development District Special Assessment (Þ) 125 4.250 06/15/39 123
Wildblue Community Development District Special Assessment (Þ) 225 4.375 06/15/49 215
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 100
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/49 96
80,319
Georgia - 1.4%
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,563
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 80
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 1,019
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 377
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 1,686
Milledgeville & Baldwin County Development Authority Revenue Bonds (µ)(Ê) 720 1.560 10/01/24 714
Milledgeville & Baldwin County Development Authority Revenue Bonds (µ)(Ê) 1,225 1.610 10/01/33 1,142
Municipal Electric Authority of Georgia Revenue Bonds 2,985 4.000 01/01/49 2,754
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,028
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/56 1,055
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,018
Rockdale County Development Authority Revenue Bonds (Þ) 225 4.000 01/01/38 212
12,648
Guam - 1.0%
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 51
Guam Government Waterworks Authority Revenue Bonds 4,090 5.000 07/01/35 4,150
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 82
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 61

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
518 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,140
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,216
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 195
Territory of Guam Revenue Bonds 500 5.000 12/01/31 503
Territory of Guam Revenue Bonds 2,000 5.125 01/01/42 1,925
Territory of Guam Revenue Bonds 200 5.000 12/01/46 184
9,507
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds (Þ) 2,210 5.000 01/01/30 1,946
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 590
2,536
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 779
Idaho Health Facilities Authority Revenue Bonds 400 5.000 09/01/37 426
1,205
Illinois - 10.7%
Bridgeview Finance Corp Sales Tax Revenue Bonds 2,100 5.000 12/01/37 1,857
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds 500 5.750 04/01/35 519
Chicago Board of Education General Obligation Unlimited (µ) 50 3.634 12/01/27 38
Chicago Board of Education General Obligation Unlimited (µ) 500 5.000 12/01/28 604
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/29 1,201
Chicago Board of Education General Obligation Unlimited (µ) 345 5.078 12/01/29 241
Chicago Board of Education General Obligation Unlimited (µ) 50 3.929 12/01/30 33
Chicago Board of Education General Obligation Unlimited (µ) 375 4.044 12/01/31 237
Chicago Board of Education General Obligation Unlimited (µ) 1,825 5.000 12/01/31 1,858
Chicago Board of Education General Obligation Unlimited (µ) 250 5.000 12/01/32 294
Chicago Board of Education General Obligation Unlimited 150 5.125 12/01/32 148
Chicago Board of Education General Obligation Unlimited (µ) 1,000 5.000 12/01/33 1,173
Chicago Board of Education General Obligation Unlimited 1,200 5.000 12/01/34 1,173
Chicago Board of Education General Obligation Unlimited 1,000 5.000 01/01/35 984
Chicago Board of Education General Obligation Unlimited 115 5.250 12/01/35 114
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 72
Chicago Board of Education General Obligation Unlimited 1,505 5.500 12/01/39 1,481
Chicago Board of Education General Obligation Unlimited 1,100 5.000 12/01/41 1,032
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/42 96
Chicago Board of Education General Obligation Unlimited (Þ) 2,000 7.000 12/01/42 2,203
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,502
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/46 94
Chicago Board of Education General Obligation Unlimited 3,445 6.000 04/01/46 3,559
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 183
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,545
Chicago Board of Education General Obligation Unlimited (Þ) 1,500 7.000 12/01/46 1,644
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,051
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,045
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 111
Chicago Sales Tax Securitization Corp. Revenue Bonds 85 4.000 01/01/38 82
Chicago Sales Tax Securitization Corp. Revenue Bonds 75 4.000 01/01/39 72
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 3,837
Chicago Wastewater Transmission Revenue Bonds (µ) 75 5.250 01/01/42 87

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Wastewater Transmission Revenue Bonds (µ) 210 4.000 01/01/52 220
City of Chicago General Obligation Unlimited (ae) 1,150 5.000 01/01/25 1,323
City of Chicago General Obligation Unlimited 205 5.000 01/01/27 209
City of Chicago General Obligation Unlimited 425 5.000 01/01/28 432
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 509
City of Chicago General Obligation Unlimited 360 5.000 01/01/29 365
City of Chicago General Obligation Unlimited 295 4.605 01/01/30 184
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 395
City of Chicago General Obligation Unlimited (µ) 375 4.556 01/01/31 233
City of Chicago General Obligation Unlimited 650 5.000 01/01/31 653
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 256
City of Chicago General Obligation Unlimited 340 5.000 01/01/32 340
City of Chicago General Obligation Unlimited 235 5.000 01/01/33 234
City of Chicago General Obligation Unlimited 100 5.250 01/01/35 99
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 167
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 1,928
City of Chicago General Obligation Unlimited 4,525 6.000 01/01/38 4,700
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,470
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,220
City of Chicago Waterworks Revenue Bonds 100 5.000 11/01/29 108
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,011
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,243
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,075
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 1,672
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 656
Illinois Finance Authority Revenue Bonds 90 6.000 05/15/39 90
Illinois Finance Authority Revenue Bonds (~)(Ê) 350 6.750 10/15/40 346
Illinois Finance Authority Revenue Bonds 100 5.100 12/01/43 28
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 998
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 106
Illinois Finance Authority Revenue Bonds 1,000 5.000 02/15/47 989
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 84
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,504
Illinois Finance Authority Revenue Bonds (Þ) 555 6.125 04/01/49 572
Illinois Finance Authority Revenue Bonds (Ø) 100 5.000 12/01/53 60
Illinois Finance Authority Revenue Bonds 150 5.250 12/01/53 41
Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,597
Illinois General Obligation Unlimited 500 5.000 12/01/35 468
Illinois General Obligation Unlimited 240 5.000 05/01/42 221
Illinois General Obligation Unlimited 250 5.000 12/01/42 230
Illinois General Obligation Unlimited 240 5.000 05/01/43 221
Illinois State University Revenue Bonds (µ) 250 5.000 04/01/36 273
Illinois State University Revenue Bonds (µ) 225 5.000 04/01/37 245
Illinois State University Revenue Bonds (µ) 200 5.000 04/01/38 217
Illinois State University Revenue Bonds (µ) 275 5.000 04/01/39 298
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 285 4.341 06/15/30 194
Metropolitan Pier & Exposition Authority Revenue Bonds 4,000 4.000 06/15/50 3,344

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
520 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 06/15/50 909
Metropolitan Pier & Exposition Authority Revenue Bonds 10,000 6.070 12/15/51 1,549
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 5.000 06/15/52 1,491
Metropolitan Pier & Exposition Authority Revenue Bonds (µ) 1,600 4.752 12/15/56 277
Metropolitan Pier & Exposition Authority Revenue Bonds 5,800 5.068 12/15/56 663
Metropolitan Pier & Exposition Authority Revenue Bonds 970 5.000 06/15/57 868
Sangamon County Water Reclamation District General Obligation Ltd. 1,000 5.750 01/01/53 1,159
Sangamon County Water Reclamation District General Obligation Unlimited 1,750 4.000 01/01/49 1,871
State of Illinois General Obligation Unlimited 255 5.000 08/01/21 256
State of Illinois General Obligation Unlimited 350 5.000 11/01/21 351
State of Illinois General Obligation Unlimited 1,250 5.000 02/01/27 1,217
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/27 3,657
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 387
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 676
State of Illinois General Obligation Unlimited 2,000 5.000 11/01/28 1,930
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 964
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 3,684
State of Illinois General Obligation Unlimited (µ) 875 4.000 02/01/30 888
State of Illinois General Obligation Unlimited (µ) 265 4.000 02/01/31 268
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,153
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 947
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 928
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 2,410
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/41 2,138
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 1,756
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 79
Upper Illinois River Valley Redevelopment Authority Revenue Bonds (Þ) 100 5.000 01/01/55 84
Village of Morton Grove Tax Increment Revenue Tax Allocation 100 5.000 01/01/39 83
98,649
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 92
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,049
Indiana Finance Authority Revenue Bonds 405 5.500 08/15/45 407
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 90
Indiana Municipal Power Agency Revenue Bonds 250 5.000 01/01/42 285
2,923
Iowa - 0.3%
City of Coralville Revenue Bonds 1,070 4.000 05/01/31 1,022
Iowa Finance Authority Revenue Bonds 220 3.125 12/01/22 216
Iowa Tobacco Settlement Authority Revenue Bonds 160 5.375 06/01/38 161
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,396
2,795
Kansas - 0.2%
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 72
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 71
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 134
City of Wichita Health Care Facilities Revenue Bonds 60 5.000 05/15/50 47
Overland Park Development Corp. Revenue Bonds 1,500 5.000 03/01/49 1,316

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 521
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wyandotte County City Unified Government Revenue Bonds 475 4.500 06/01/40 412
2,052
Kentucky - 0.7%
County of Ohio Kentucky Revenue Bonds 2,005 6.000 07/15/31 2,009
Kentucky Asset / Liability Commission Revenue Bonds (µ)(Ê) 1,275 1.711 11/01/27 1,226
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 150 4.000 06/01/37 160
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,584
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 12/01/41 101
Kentucky Economic Development Finance Authority Revenue Bonds (µ) 100 4.000 06/01/45 104
Kentucky Economic Development Finance Authority Revenue Bonds 130 5.000 08/01/49 138
Kentucky Public Energy Authority Revenue Bonds (~)(ae)(Ê) 1,000 4.000 06/01/25 1,060
6,382
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 135
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 132
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 8,570 0.440 08/01/35 8,570
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds (~)(Ê) 250 0.440 12/01/40 250
Lakeshore Villages Master Community Development District Special Assessment (Þ) 100 4.125 06/01/39 90
Lakeshore Villages Master Community Development District Special Assessment (Þ) 200 4.375 06/01/48 176
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 80 5.000 10/01/39 93
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds (µ) 150 4.000 10/01/41 160
Louisiana Public Facilities Authority Revenue Bonds (~)(Ê) 500 0.200 04/02/23 500
Louisiana Public Facilities Authority Revenue Bonds 400 3.375 09/01/28 403
Louisiana Public Facilities Authority Revenue Bonds 375 3.500 06/01/30 379
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 622
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 808
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 290
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,160
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 164
Parish of St John the Baptist Revenue Bonds (~)(ae)(Ê) 15 2.000 04/01/23 13
Parish of St John the Baptist Revenue Bonds (~)(ae)(Ê) 50 2.200 07/01/26 42
Port New Orleans Board of Commissioners Revenue Bonds (µ) 1,000 5.000 04/01/48 1,161
16,148
Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,085
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/43 557
2,642
Maryland - 1.2%
Baltimore Convention Center Hotel Revenue Bonds 2,600 5.000 09/01/39 2,244
Baltimore Research Park Project Revenue Bonds 150 5.000 09/01/38 144
Baltimore Research Park Project Revenue Bonds 360 4.000 01/01/45 367
Baltimore Research Park Project Revenue Bonds 440 4.000 01/01/50 447
Baltimore Research Park Project Tax Allocation (Þ) 100 3.500 06/01/39 80
Baltimore Research Park Project Tax Allocation (Þ) 100 3.625 06/01/46 76
City of Brunswick Special Tax 100 5.000 07/01/36 97
County of Frederick Educational Facilities Revenue Bonds (Þ) 2,705 5.000 09/01/45 2,413
County of Prince George's Special Obligation Tax Allocation (Þ) 115 5.250 07/01/48 109
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,089

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
522 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 185
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 114
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (~)(Ê) 200 0.170 04/01/35 200
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 623
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,307
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,046
10,541
Massachusetts - 1.2%
Commonwealth of Massachusetts General Obligation Ltd. 1,500 4.000 05/01/39 1,675
Commonwealth of Massachusetts General Obligation Unlimited (µ)(Ê) 285 1.751 05/01/37 274
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,404
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,616
Massachusetts Development Finance Agency Revenue Bonds (Þ) 1,250 5.000 10/01/37 1,222
Massachusetts Development Finance Agency Revenue Bonds (Þ) 100 5.000 11/15/38 87
Massachusetts Development Finance Agency Revenue Bonds 2,005 5.000 07/01/44 2,088
Massachusetts Development Finance Agency Revenue Bonds (Þ) 150 5.125 11/15/46 126
Massachusetts Development Finance Agency Revenue Bonds (~)(Ê) 2,400 0.960 08/15/48 2,400
10,892
Michigan - 3.0%
City of Detroit General Obligation Ltd. (~)(Ê) 2,500 6.000 04/01/34 2,026
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,020
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 990
City of Detroit Sewage Disposal System Revenue Bonds (µ) 500 5.000 07/01/39 538
City of Detroit Sewage Disposal System Revenue Bonds 2,010 5.250 07/01/39 2,134
City of Detroit Water Supply System Revenue Bonds 200 5.000 07/01/36 209
City of Detroit Water Supply System Revenue Bonds 1,370 5.000 07/01/41 1,419
Detroit Downtown Development Authority Tax Allocation Revenue Bonds (µ) 1,000 5.000 07/01/48 1,101
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 85
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,010
Michigan Finance Authority Revenue Bonds 700 4.000 02/01/29 664
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 344
Michigan Finance Authority Revenue Bonds (µ) 1,000 5.000 07/01/36 1,117
Michigan Finance Authority Revenue Bonds 2,185 5.000 02/01/37 2,053
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,804
Michigan Finance Authority Revenue Bonds 250 5.000 11/15/48 274
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 328
Michigan Strategic Fund Revenue Bonds (µ) 435 4.500 06/30/48 439
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,024
Michigan Tobacco Settlement Finance Authority Revenue Bonds 140 5.125 06/01/22 140
Michigan Tobacco Settlement Finance Authority Revenue Bonds 4,460 6.000 06/01/34 4,405
Michigan Tobacco Settlement Finance Authority Revenue Bonds 1,000 5.000 11/15/43 937
Michigan Tobacco Settlement Finance Authority Revenue Bonds 5,500 8.694 06/01/52 299
Michigan Tobacco Settlement Finance Authority Revenue Bonds 23,650 9.111 06/01/52 1,454
27,814
Minnesota - 1.3%
City of Blaine Healthcare Revenue Bonds 1,400 6.125 07/01/45 1,101
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 489
City of Ham Lake Minnesota Revenue Bonds 2,000 5.000 11/01/36 1,957
City of Minneapolis Charter Lease Revenue Bonds (Þ) 1,400 5.000 12/01/32 1,363

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of St Cloud  Revenue Bonds 350 5.000 05/01/48 388
City of St Cloud  Revenue Bonds 125 4.000 05/01/49 128
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 200 4.250 02/15/48 200
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 2,500 5.000 02/15/48 2,686
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 1,425 5.250 02/15/53 1,550
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 1,000 5.625 12/01/55 849
Duluth Independent School District No 709 Certificate of Participation 35 3.250 03/01/25 32
Duluth Independent School District No 709 Certificate of Participation 40 4.000 03/01/26 38
Duluth Independent School District No 709 Certificate of Participation 45 4.000 03/01/29 42
Duluth Independent School District No 709 Certificate of Participation 75 4.000 03/01/32 68
Duluth Independent School District No 709 Certificate of Participation 40 4.200 03/01/34 36
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds 350 6.000 09/01/51 367
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 91
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 140 5.250 07/01/33 136
St. Paul Housing & Redevelopment Authority Revenue Bonds (Þ) 230 5.500 07/01/38 222
State of Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 100
11,843
Mississippi – 3.9%
Mississippi Business Finance Corp. Revenue Bonds (Þ) 1,730 4.000 10/15/30 1,467
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 26,040 0.440 12/01/30 26,040
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 100 2.230 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds (~)(Ê) 8,400 0.440 11/01/35 8,400
36,007
Missouri - 0.5%
Branson Industrial Development Authority Tax Allocation 135 5.500 06/01/29 122
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 78
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,560 5.000 05/01/40 1,587
I-470 Western Gateway Transportation Development District Revenue Bonds (Þ) 250 5.250 12/01/48 216
Industrial Development Authority of the City of St. Louis Revenue Bonds 100 4.750 11/15/47 86
Kansas City Land Clearance Redevelopment Authority Tax Allocation (Þ) 1,500 5.000 02/01/40 1,463
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 166
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 138
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 624
State Louis Land Clearance for Redevelopment Authority Revenue Bonds 500 4.000 06/01/41 473
4,953
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,621
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,054
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 44
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 270
Las Vegas Special Improvement District 607 Special Assessment 185 5.000 06/01/24 193
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.250 06/01/37 22
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 22
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 21
Nevada Department of Business & Industry Revenue Bonds (Þ) 1,100 5.000 07/15/37 1,042
2,668
New Hampshire - 0.7%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Business Finance Authority Revenue Bonds (ae)(Ê) 1,000 2.580 10/01/21 1,000
New Hampshire Business Finance Authority Revenue Bonds (~)(Ê)(Þ) 100 2.950 04/01/29 87
New Hampshire Health and Education Facilities Authority Revenue Bonds 350 5.000 08/01/32 400
New Hampshire Health and Education Facilities Authority Revenue Bonds 370 5.000 08/01/33 420
New Hampshire Health and Education Facilities Authority Revenue Bonds 390 5.000 08/01/34 442
New Hampshire Health and Education Facilities Authority Revenue Bonds 415 5.000 08/01/35 468
New Hampshire Health and Education Facilities Authority Revenue Bonds 430 5.000 08/01/36 483
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 10/01/36 509
New Hampshire Health and Education Facilities Authority Revenue Bonds 455 5.000 08/01/37 510
New Hampshire Health and Education Facilities Authority Revenue Bonds 480 5.000 08/01/38 537
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 08/01/39 558
New Hampshire Health and Education Facilities Authority Revenue Bonds 525 5.000 08/01/40 584
5,998
New Jersey - 5.3%
City of Atlantic City General Obligation Unlimited 450 5.000 12/01/25 434
City of Atlantic City General Obligation Unlimited 270 5.000 12/01/28 254
City of Atlantic City General Obligation Unlimited (µ) 25 5.000 03/01/32 29
City of Atlantic City General Obligation Unlimited (µ) 35 5.000 03/01/37 40
City of Atlantic City General Obligation Unlimited (µ) 45 5.000 03/01/42 51
New Jersey Economic Development Authority Revenue Bonds 1,750 5.125 09/15/23 1,742
New Jersey Economic Development Authority Revenue Bonds (µ) 1,360 7.425 02/15/29 1,609
New Jersey Economic Development Authority Revenue Bonds 2,000 5.250 09/15/29 1,979
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 473
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 515
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/40 5,002
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 499
New Jersey Economic Development Authority Revenue Bonds (µ) 200 5.000 06/01/42 226
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 631
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,525
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 98
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,015
New Jersey Economic Development Authority Revenue Bonds 675 5.000 10/01/47 696
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,225
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 870
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 112
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 300 4.125 07/01/38 278
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ) 150 5.000 07/01/46 152
New Jersey Transportation Trust Fund Authority Revenue Bonds (ae) 400 5.500 06/15/21 422
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,112
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 417
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 565
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 2,160 4.168 12/15/30 1,505
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 307
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 351
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 472
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 500 3.965 12/15/33 324
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 414
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 454
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 54

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 975 4.823 12/15/34 608
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 373
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 4,950 5.130 12/15/35 2,577
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 282
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ) 125 4.342 12/15/36 62
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 1,826
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 463
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 677
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 304
New Jersey Transportation Trust Fund Authority Revenue Bonds 6,735 4.680 12/15/38 2,952
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,060 5.000 06/15/42 1,053
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 4.000 06/15/44 359
New Jersey Turnpike Authority Revenue Bonds 1,750 4.000 01/01/48 1,819
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,644
South Jersey Port Corp. Revenue Bonds 1,450 5.000 01/01/48 1,414
South Jersey Port Corp. Revenue Bonds 2,000 5.000 01/01/49 2,021
South Jersey Transportation Authority LLC Revenue Bonds 315 5.000 11/01/26 333
South Jersey Transportation Authority LLC Revenue Bonds 1,945 5.000 11/01/39 1,987
Tobacco Settlement Financing Corp. Revenue Bonds 1,640 5.000 06/01/46 1,654
Union County Improvement Authority Revenue Bonds (Þ) 350 6.750 12/01/41 295
48,555
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds 100 6.250 06/01/40 100
New York - 3.4%
Brooklyn Arena Local Development Corp. Revenue Bonds (µ) 30 3.000 07/15/43 27
Dutchess County Industrial Development Agency Revenue Bonds 1,000 4.500 08/01/36 811
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 27
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 37
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 37
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 32
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 21
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 1,038
Metropolitan Transportation Authority Revenue Bonds 245 4.000 02/01/22 240
Metropolitan Transportation Authority Revenue Bonds 25 5.000 11/15/25 25
Metropolitan Transportation Authority Revenue Bonds 65 5.000 11/15/27 65
Metropolitan Transportation Authority Revenue Bonds 35 5.000 11/15/28 35
Metropolitan Transportation Authority Revenue Bonds 40 5.000 11/15/29 40
Metropolitan Transportation Authority Revenue Bonds 140 4.000 11/15/32 133
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 622
New York City Industrial Development Agency Revenue Bonds (µ) 2,175 5.000 01/01/39 2,143
New York City Water & Sewer System Revenue Bonds 1,975 4.000 06/15/40 2,167
New York Liberty Development Corp. Revenue Bonds (Þ) 500 5.000 11/15/44 477
New York Liberty Development Corp. Revenue Bonds (Þ) 1,500 7.250 11/15/44 1,592
New York Liberty Development Corp. Revenue Bonds 2,000 2.800 09/15/69 1,857
New York State Dormitory Authority Revenue Bonds (Þ) 900 5.000 12/01/29 1,011
New York State Dormitory Authority Revenue Bonds (Þ) 400 5.000 12/01/35 429
New York State Dormitory Authority Revenue Bonds 125 4.000 09/01/45 119
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/50 2,019

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds (µ) 355 3.000 09/01/50 316
New York State Dormitory Authority Revenue Bonds 330 4.000 09/01/50 308
New York Transportation Development Corp. Revenue Bonds 1,500 5.000 08/01/26 1,466
New York Transportation Development Corp. Revenue Bonds 1,000 5.000 01/01/30 1,002
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,252
New York Transportation Development Corp. Revenue Bonds 1,825 4.000 01/01/36 1,785
New York Transportation Development Corp. Revenue Bonds (µ) 1,000 4.000 07/01/46 1,001
New York Transportation Development Corp. Revenue Bonds 475 5.000 07/01/46 481
New York Transportation Development Corp. Revenue Bonds 3,175 5.250 01/01/50 3,244
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/32 33
Oneida County Local Development Corp. Revenue Bonds (µ) 35 4.000 12/01/33 39
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/34 33
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/35 33
Oneida County Local Development Corp. Revenue Bonds (µ) 40 4.000 12/01/36 43
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/37 32
Oneida County Local Development Corp. Revenue Bonds (µ) 30 4.000 12/01/38 32
Oneida County Local Development Corp. Revenue Bonds (µ) 90 3.000 12/01/39 86
Oneida County Local Development Corp. Revenue Bonds (µ) 60 3.000 12/01/40 57
Oneida County Local Development Corp. Revenue Bonds (µ) 120 4.000 12/01/49 127
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,350 6.625 06/01/44 2,396
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/48 2,286
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 130
Yonkers New York Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 24
Yonkers New York Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 28
Yonkers New York Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 27
31,515
North Carolina - 0.7%
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,528
North Carolina Medical Care Commission Revenue Bonds 1,105 5.000 07/01/44 1,105
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 969
North Carolina Turnpike Authority Revenue Bonds 2,000 5.000 01/01/49 2,084
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,023
6,709
North Dakota - 0.4%
County of Burleigh North Dakota Revenue Bonds 705 5.200 04/15/46 610
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,013
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,474
4,097
Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,295
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 40 4.000 06/01/37 42
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/38 58
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 55 4.000 06/01/39 58
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 300 3.000 06/01/48 249
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,165 4.000 06/01/48 1,167
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,885 5.000 06/01/55 6,128
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,840 6.259 06/01/57 404
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 96

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 136
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 1,067
Columbus-Franklin County Finance Authority Revenue Bonds 1,515 4.000 11/15/38 1,450
County of Cuyahoga Hospital Revenue Bonds 2,140 5.000 02/15/42 2,183
County of Darke Revenue Bonds 50 4.000 09/01/40 47
County of Darke Revenue Bonds 50 4.000 09/01/45 47
County of Darke Revenue Bonds 75 5.000 09/01/49 73
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,762
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,028
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 2,010
Cuyahoga County Hospital Revenue Bonds 2,000 5.500 02/15/57 2,085
Franklin County Convention Facilities Authority Revenue Bonds 500 5.000 12/01/51 370
Ohio Air Quality Development Authority Revenue Bonds (Þ) 100 3.750 01/15/28 100
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 211
Ohio Air Quality Development Authority Revenue Bonds (Þ) 120 4.250 01/15/38 117
Ohio Air Quality Development Authority Revenue Bonds (Þ) 1,190 4.500 01/15/48 1,150
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,248
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 2,026
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,326
State of Ohio Hospital Revenue Bonds 110 5.000 12/01/38 120
State of Ohio Hospital Revenue Bonds 350 3.000 01/15/45 311
State of Ohio Hospital Revenue Bonds (Þ) 275 5.000 12/01/48 294
Toledo-Lucas Port Authority Revenue Bonds 925 5.000 07/01/39 940
33,598
Oklahoma - 0.6%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,546
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 816
Oklahoma Development Finance Authority Revenue Bonds (µ) 500 4.000 08/15/52 517
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 264
Oklahoma Development Finance Authority Revenue Bonds 500 5.500 08/15/57 519
Tulsa Airports Improvement Trust Revenue Bonds (~)(ae)(Ê) 1,000 5.000 06/01/25 980
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 995
5,637
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 807
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/36 898
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,849
Oregon State Facilities Authority Revenue Bonds 500 5.000 10/01/46 528
Oregon State Facilities Authority Revenue Bonds (Þ) 1,000 5.000 10/01/48 845
5,927
Pennsylvania - 5.3%
Allegheny County Hospital Development Authority Revenue Bonds 1,765 4.000 04/01/44 1,716
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 223
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 124
Allentown Development Authority Tax Revenue Bonds (Þ) 1,000 5.000 05/01/33 987
Allentown Development Authority Tax Revenue Bonds (Þ) 250 5.000 05/01/42 240
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 1,000 5.000 05/01/28 997
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 500 5.000 05/01/32 496
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds 1,000 5.000 05/01/42 1,030

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds (Þ) 3,250 5.000 05/01/42 3,124
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 102
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 795
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 622
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 1,762
Chester County Industrial Development Authority Revenue Bonds 1,255 5.000 12/15/51 1,252
City of Erie Higher Education Building Authority Revenue Bonds 2,065 5.000 09/15/33 1,922
City of Harrisburg General Obligation Unlimited (µ) 285 4.697 09/15/22 254
City of Scranton General Obligation Unlimited (Þ) 1,275 5.000 09/01/28 1,444
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 254
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 113
Commonwealth Financing Authority Revenue Bonds 150 5.000 06/01/35 169
Commonwealth Financing Authority Revenue Bonds (µ) 1,525 4.000 06/01/39 1,568
Dauphin County General Authority Revenue Bonds (Þ) 1,000 5.125 10/15/41 884
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 607
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 86
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 84
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 427
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 124
Geisinger Authority Revenue Bonds (Ê) 100 1.951 05/01/37 87
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 81
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 145
General Authority of Southcentral Pennsylvania Revenue Bonds (Þ) 1,765 6.500 07/15/48 1,849
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 551
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 527
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,018
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 881
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,392
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,498
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,585
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,745
Northampton County General Purpose Authority Revenue Bonds 1,000 5.000 10/01/36 1,017
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 58
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 79
Pennsylvania Economic Development Financing Authority Revenue Bonds (~)(ae)(Ê) 2,000 5.000 09/01/20 1,993
Pennsylvania Economic Development Financing Authority Revenue Bonds (Þ) 375 5.750 06/01/36 330
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,264
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 355 6.250 09/01/33 368
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 973
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,364
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,533
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,108
Philadelphia Authority Industrial Development Revenue Bonds (Þ) 1,500 5.000 03/15/45 1,314
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 92
Scranton School District General Obligation Ltd. (µ) 2,000 4.250 06/01/37 2,142
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 186
The Berks County Municipal Authority Revenue Bonds 1,225 5.000 10/01/49 1,102
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 260
48,948

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico - 6.2%
Commonwealth of Puerto Rico General Obligation Unlimited (Ø) 110 5.000 07/01/21 72
Commonwealth of Puerto Rico General Obligation Unlimited (Ø) 130 5.125 07/01/31 85
Commonwealth of Puerto Rico General Obligation Unlimited (Ø) 235 5.000 07/01/35 155
Commonwealth of Puerto Rico General Obligation Unlimited (Ø) 4,370 8.000 07/01/35 2,535
Commonwealth of Puerto Rico General Obligation Unlimited (Ø) 225 6.000 07/01/40 145
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 6,928 7.500 08/20/40 4,226
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,000 5.000 07/01/21 995
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 30 4.250 07/01/25 28
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds (µ) 265 5.000 07/01/28 267
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 20 5.000 07/01/30 19
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 50 5.000 07/01/33 48
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,350 5.250 07/01/42 1,269
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,220 6.000 07/01/44 2,203
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 150 6.000 07/01/47 148
Puerto Rico Commonwealth General Obligation Unlimited (µ) 100 5.000 07/01/31 100
Puerto Rico Convention Center District Authority Revenue Bonds (µ) 2,100 5.000 07/01/31 2,101
Puerto Rico Electric Power Authority Revenue Bonds (µ) 565 5.000 07/01/22 566
Puerto Rico Electric Power Authority Revenue Bonds (Ø) 1,685 5.250 07/01/27 1,000
Puerto Rico Electric Power Authority Revenue Bonds (Ø) 2,275 5.000 07/01/28 1,351
Puerto Rico Electric Power Authority Revenue Bonds (Ø) 3,170 5.250 07/01/28 1,882
Puerto Rico Electric Power Authority Revenue Bonds (µ)(Ê) 2,840 1.480 07/01/29 2,428
Puerto Rico Electric Power Authority Revenue Bonds (µ) 100 5.250 07/01/32 101
Puerto Rico Electric Power Authority Revenue Bonds (µ) 355 4.750 07/01/33 343
Puerto Rico Electric Power Authority Revenue Bonds (Ø) 650 5.250 07/01/49 379
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 20 5.500 07/01/26 22
Puerto Rico Highway & Transportation Authority Revenue Bonds (Ø) 420 5.000 07/01/28 371
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 140 5.500 07/01/29 155
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 310 5.250 07/01/31 333
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 10 5.500 07/01/31 11
Puerto Rico Highway & Transportation Authority Revenue Bonds (Ø) 205 5.000 07/01/32 94
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 25 5.250 07/01/32 27
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 525 5.250 07/01/33 563
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 270 5.250 07/01/34 289
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 65 5.250 07/01/35 65
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 1,690 5.250 07/01/36 1,795
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 160 4.750 07/01/38 152
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 7,060 5.250 07/01/38 7,379
Puerto Rico Highway & Transportation Authority Revenue Bonds (µ) 250 5.250 07/01/41 262
Puerto Rico Highway & Transportation Authority Revenue Bonds (Ø) 180 5.000 07/01/42 83
Puerto Rico Infrastructure Financing Authority Revenue Bonds (µ) 290 5.500 07/01/25 315
Puerto Rico Infrastructure Financing Authority Revenue Bonds (µ) 55 5.620 07/01/28 38
Puerto Rico Infrastructure Financing Authority Revenue Bonds (µ) 310 5.620 07/01/29 206
Puerto Rico Infrastructure Financing Authority Revenue Bonds (µ) 730 6.302 07/01/35 358
Puerto Rico Infrastructure Financing Authority Revenue Bonds (µ) 125 5.601 07/01/37 56
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 104 3.941 07/01/24 89
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 4.030 07/01/27 297
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 3.071 07/01/29 187
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 4.491 07/01/31 152

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 3.450 07/01/33 318
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 5,948 4.329 07/01/40 5,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,326 5.709 07/01/46 1,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,659 5.772 07/01/51 1,157
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 28
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,408 4.750 07/01/53 1,274
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 674 4.784 07/01/58 608
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,477 5.000 07/01/58 10,754
56,623
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 427
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,392
1,819
South Carolina - 0.9%
Berkeley County Special Assessment 500 4.000 11/01/30 438
South Carolina Jobs-Economic Development Authority Revenue Bonds 135 5.000 11/15/47 138
South Carolina Jobs-Economic Development Authority Revenue Bonds 1,465 5.250 11/15/47 1,332
South Carolina Public Service Authority Revenue Bonds 2,865 5.000 12/01/39 3,014
South Carolina Public Service Authority Revenue Bonds 1,350 5.000 12/01/46 1,408
South Carolina Public Service Authority Revenue Bonds 250 5.250 12/01/55 265
South Carolina Transportation Infrastructure Bank Revenue Bonds (ae) 125 5.250 07/01/25 151
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,697
8,443
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 100 5.000 08/01/49 106
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 1,845
Greenville Health & Educational Facilities Board Revenue Bonds 270 4.000 07/01/40 282
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,034
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 21
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 36
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 109
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,040
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 108
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 50
4,631
Texas - 4.8%
Arlington Higher Education Finance Corp. Revenue Bonds 520 3.000 08/15/49 511
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 728
Bexar County Health Facilities Development Corp. Revenue Bonds 600 5.000 07/15/42 565
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 65
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 48
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 975
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 106

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/46 106
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,106
Central Texas Turnpike System Revenue Bonds 2,700 5.000 06/30/58 2,817
City of Aubrey Revenue Bonds 660 7.250 09/01/45 679
City of Austin Water Utility Improvement District Special Assessment Revenue Bonds
(Þ) 330 5.125 11/01/33 322
City of Celina Texas Special Assessment (Þ) 165 4.125 09/01/39 158
City of Celina Texas Special Assessment 50 6.250 09/01/45 50
City of Celina Texas Special Assessment 100 7.500 09/01/45 103
City of Fort Worth Special Assessment Revenue Bonds (Þ) 150 5.000 09/01/32 137
City of Hackberry Special Assessment Contract Revenue Bonds 85 4.500 09/01/32 92
City of Hackberry Special Assessment Contract Revenue Bonds 620 4.500 09/01/38 654
City of Hackberry Special Assessment Contract Revenue Bonds 100 5.000 09/01/44 103
City of Hackberry Special Assessment Contract Revenue Bonds 145 5.000 09/01/47 149
City of Houston Airport Facilities Revenue Bonds 2,300 5.000 07/15/35 2,254
City of Houston Airport System Revenue Bonds 2,995 5.000 07/15/28 2,976
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 495
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 990
City of Justin Special Assessment Revenue Bonds (Þ) 270 5.500 09/01/47 280
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.625 09/01/39 101
City of Kyle Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/44 100
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.250 09/15/39 97
City of Lavon Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/49 97
City of Manor Special Assessment Revenue Bonds (Þ) 100 4.500 09/15/40 98
City of Mesquite Special Assessment Revenue Bonds (Þ) 100 5.750 09/15/39 100
City of Mesquite Special Assessment Revenue Bonds (Þ) 1,000 5.375 09/01/48 1,062
City of Mesquite Special Assessment Revenue Bonds (Þ) 150 6.000 09/15/49 150
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 4.125 09/01/48 99
City of Oak Point Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/48 101
City of Princeton Special Assessment Revenue Bonds (Þ) 100 4.500 09/01/39 94
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.500 09/01/39 94
City of Princeton Special Assessment Revenue Bonds (Þ) 130 4.875 09/01/48 133
City of Princeton Special Assessment Revenue Bonds (Þ) 100 4.750 09/01/49 93
City of Princeton Special Assessment Revenue Bonds (Þ) 100 5.750 09/01/49 94
City of Royse City Special Assessment Revenue Bonds (Þ) 125 4.125 09/15/39 120
City of Shenandoah Special Assessment Revenue Bonds 100 4.500 09/01/23 101
City of Shenandoah Special Assessment Revenue Bonds 145 5.700 09/01/47 153
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 505
County of Harris Revenue Bonds (µ)(Ê) 1,210 1.803 08/15/35 1,102
Dallas Texas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 580
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 208
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 4.500 08/15/35 88
Edinburg Economic Development Corp. Revenue Bonds (Þ) 100 5.000 08/15/44 87
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 234
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/23 667
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/23 481
Grand Parkway Transportation Corp. Revenue Bonds 5,200 4.000 10/01/49 5,500
Midlothian Industrial Development Corp. Revenue Bonds (~)(Ê) 300 0.180 08/01/34 300
Mission Economic Development Corp. Revenue Bonds (Þ) 1,050 4.625 10/01/31 1,041

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 153
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 203
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 55 5.000 04/01/36 50
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,500 4.750 04/01/46 1,300
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Þ) 100 5.000 08/15/51 89
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 392
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,602
Port of Beaumont Navigation District of Jefferson County Revenue Bonds (Þ) 210 6.000 01/01/25 210
Port of Beaumont Navigation District of Jefferson County Revenue Bonds (Þ) 125 3.625 01/01/35 102
Port of Beaumont Navigation District of Jefferson County Revenue Bonds (Þ) 680 4.000 01/01/50 503
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,315
San Antonio Convention Hotel Revenue Bonds (µ) 1,000 5.000 07/15/34 993
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 175
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 766
Texas State Transportation Revenue Bonds 100 5.000 12/31/50 96
Texas State Transportation Revenue Bonds 100 5.000 12/31/55 95
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 831
Town of Argyle Special Assessment (Þ) 155 4.250 09/01/23 158
Town of Argyle Special Assessment (Þ) 145 5.250 09/01/47 153
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 206
Town of Little Elm Special Assessment (Þ) 730 5.750 09/01/38 795
Town of Little Elm Special Assessment (Þ) 100 5.000 09/01/47 103
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 396
43,888
Utah - 0.4%
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,467
Utah Infrastructure Agency Revenue Bonds 2,000 5.000 10/15/40 1,914
3,381
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 1,050 5.000 10/01/42 1,064
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,631
2,695
Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds 535 4.000 10/01/22 510
Virgin Islands Public Finance Authority Revenue Bonds 500 5.000 10/01/22 480
Virgin Islands Public Finance Authority Revenue Bonds 725 5.000 10/01/25 679
Virgin Islands Public Finance Authority Revenue Bonds 1,410 5.000 10/01/26 1,320
Virgin Islands Public Finance Authority Revenue Bonds 180 5.000 10/01/29 166
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.250 10/01/29 923
Virgin Islands Public Finance Authority Revenue Bonds 650 6.625 10/01/29 619
Virgin Islands Public Finance Authority Revenue Bonds 2,220 5.000 10/01/32 1,966
Virgin Islands Public Finance Authority Revenue Bonds 490 6.750 10/01/37 461
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 387
Virgin Islands Water & Power Authority - Electric System Revenue Bonds 250 5.000 07/01/31 211
7,722
Virginia – 1.0%
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 35
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/49 51
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,975

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 640 6.706 06/01/46 539
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 118
Tobacco Settlement Financing Corp. Revenue Bonds 2,250 7.456 06/01/47 320
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 1,834
Virginia Small Business Financing Authority Revenue Bonds 180 5.000 01/01/40 178
Virginia Small Business Financing Authority Revenue Bonds 1,000 5.000 01/01/44 988
Virginia Small Business Financing Authority Revenue Bonds 2,000 5.000 12/31/52 2,008
Virginia Small Business Financing Authority Revenue Bonds 885 5.000 12/31/56 887
8,933
Washington - 1.1%
Port of Seattle Industrial Development Corp. Revenue Bonds 135 5.000 04/01/30 136
Washington Health Care Facilities Authority Revenue Bonds 210 5.000 08/01/49 223
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,244
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 1,104
Washington State Convention Center Public Facilities District Revenue Bonds 2,300 4.000 07/01/58 2,282
Washington State Convention Center Public Facilities District Revenue Bonds 1,635 5.000 07/01/58 1,838
Washington State Housing Finance Commission Revenue Bonds (Þ) 150 5.000 01/01/49 126
Washington State Housing Finance Commission Revenue Bonds (Þ) 200 5.000 01/01/55 164
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,591
9,708
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 52
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 138
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.250 03/01/41 138
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 107
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 80
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 358
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 605
1,478
Wisconsin - 1.2%
Public Finance Authority Revenue Bonds (Þ) 20 4.000 06/15/29 19
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 91
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 720
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 751
Public Finance Authority Revenue Bonds (Þ) 630 5.250 05/15/37 636
Public Finance Authority Revenue Bonds (Þ) 525 5.000 06/15/39 465
Public Finance Authority Revenue Bonds (Þ) 750 5.250 05/15/42 751
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 499
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/44 112
Public Finance Authority Revenue Bonds (µ) 40 4.000 07/01/45 41
Public Finance Authority Revenue Bonds 725 5.350 12/01/45 733
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 347
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/49 22
Public Finance Authority Revenue Bonds (µ) 150 4.125 07/01/49 156
Public Finance Authority Revenue Bonds (µ) 50 4.000 07/01/50 51
Public Finance Authority Revenue Bonds (Þ) 25 5.000 06/15/54 21
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/54 111
Public Finance Authority Revenue Bonds (Þ) 1,000 5.875 10/01/54 812
Public Finance Authority Revenue Bonds (µ) 65 4.000 07/01/55 67

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds (µ) 100 5.000 07/01/58 110
Public Finance Authority Revenue Bonds (µ) 80 4.000 07/01/59 82
Wisconsin Health & Educational Facilities Authority Revenue Bonds 20 4.000 03/15/40 20
Wisconsin Health & Educational Facilities Authority Revenue Bonds 1,235 5.000 03/15/50 1,344
Wisconsin Public Finance Authority Revenue Bonds (Þ) 1,000 5.000 10/01/29 1,125
Wisconsin Public Finance Authority Revenue Bonds 1,595 5.000 06/01/39 1,610
10,696
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds 1,000 3.625 07/15/39 1,014
Total Municipal Bonds
(cost $916,287) 894,299
Short-Term Investments - 0.0%
U.S. Cash Management Fund(@) 286,886 (∞) 287
Total Short-Term Investments
(cost $287) 287
Total Investments - 97.4%
(identified cost $916,574) 894,586
Other Assets and Liabilities, Net - 2.6%
23,517
Net Assets - 100.0%
918,103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
11.0%
Allentown Development Authority Tax Revenue Bonds 04/19/18 250,000 106.76 267
240
Allentown Development Authority Tax Revenue Bonds 04/19/18 1,000,000 107.36 1,074
987
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,250,000 102.49 3,350
3,124
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 108.23 541
496
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 1,000,000 100.81 1,008
997
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108.60 1,629
1,470
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
97
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
94
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99.39 1,064
1,093
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
76
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.16 100
80
Beaumont Community Development District Special Assessment 01/25/19 200,000 100.00 200
197
Brookstone Community Development District Special Assessment 01/23/18 100,000 100.00 100
99
California Community Housing Agency Revenue Bonds 01/31/20 2,000,000 116.60 2,331
1,890
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.44 994
1,014
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.80 1,542
1,502
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.81 1,884
1,657
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106.81 2,828
2,750
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.19 2,448
2,242
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.40 443
410
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110.70 609
581
California Pollution Control Financing Authority Revenue Bonds 04/02/20 250,000 50.28 126
135
California School Finance Authority Revenue Bonds 12/10/15 500,000 107.30 536
500
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.93 1,069
1,022
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103.05 2,680
2,545
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107.84 216
203
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107.14 2,680
2,495
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.83 534
501
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.72 1,077
1,013
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.40 261
236
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105.54 211
196
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111.16 111
91
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 2,880,000 99.89 2,878
2,431
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 100,000 114.38 114
85
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98.93 247
264
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.25 365
370
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.65 1,390
1,644
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.07 1,881
2,203
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100.00 330
322
City of Celina Texas Special Assessment 09/11/19 165,000 100.00 165
158
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
137
City of Jacksonville Revenue Bonds 06/08/18 250,000 100.99 252
191
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100.00 270
280
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
100
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100.00 100
101
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 100.00 100
97
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.35 99
97
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
98
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,062
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
100
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
150
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.62 1,437
1,363
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100.00 100
99
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99.51 100
101
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100.00 130
133
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
94

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
94
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
94
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100.00 100
93
City of Royse City Special Assessment Revenue Bonds 08/14/19 125,000 99.40 124
120
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106.51 1,358
1,444
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 115.51 1,155
1,079
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100.00 85
85
Corkscrew Farms Community Development District Special Assessment 12/13/17 170,000 100.00 170
173
County of Frederick Educational Facilities Revenue Bonds 01/18/18 2,705,000 106.64 2,885
2,413
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.83 114
109
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100.00 230
200
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100.00 600
509
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100.00 130
113
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97.88 979
884
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98.80 99
99
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98.88 148
148
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109.60 329
333
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 112.35 258
268
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 112.56 113
116
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 113.04 249
260
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.21 196
205
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.85 198
206
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99.15 740
687
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100.00 625
609
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.08 101
87
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.88 100
88
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
744
Florida Development Finance Corp. Revenue Bonds 04/02/19 175,000 100.00 175
153
Florida Development Finance Corp. Revenue Bonds 04/02/19 2,450,000 100.00 2,450
2,074
Florida Development Finance Corp. Revenue Bonds 06/20/19 185,000 111.13 206
191
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.30 1,408
1,056
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.43 1,896
1,849
Harmony West Community Development District Special Assessment 06/19/18 1,270,000 100.00 1,270
1,292
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103.62 192
198
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
216
Illinois Finance Authority Revenue Bonds 02/25/20 555,000 120.55 669
572
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102.13 204
190
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.38 1,506
1,463
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
258
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
176
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
831
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
224
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
176
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.28 99
90
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.92 99
101
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.32 99
101
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
98
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
96
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,396
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.23 55
43
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111.22 56
44
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107.39 1,342
1,222
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
126
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
87
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.52 246
246
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.11 198
198
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,050,000 99.41 1,044
1,041
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,730,000 101.29 1,752
1,467
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 605,000 99.57 602
535
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.40 40
39
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.62 189
185
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103.28 1,136
1,042

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 537
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
87
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.82 111
89
New York Liberty Development Corp. Revenue Bonds 06/11/15 1,500,000 118.04 1,770
1,592
New York Liberty Development Corp. Revenue Bonds 03/21/17 500,000 103.75 519
477
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103.34 413
429
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106.38 957
1,011
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
100
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
117
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.86 1,212
1,150
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111.44 1,114
898
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 104.02 1,040
845
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100.71 378
330
Philadelphia Authority Industrial Development Revenue Bonds 04/11/18 1,500,000 98.60 1,479
1,314
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 680,000 100.30 682
503
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100.00 210
210
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 125,000 100.00 125
102
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.60 498
450
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.32 775
751
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.65 653
636
Public Finance Authority Revenue Bonds 02/21/19 525,000 101.09 526
465
Public Finance Authority Revenue Bonds 05/01/19 20,000 100.70 20
19
Public Finance Authority Revenue Bonds 05/01/19 25,000 100.73 25
21
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.46 25
22
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
812
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
887
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
537
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.52 226
212
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
206
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
103
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
101
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.62 174
177
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.65 197
194
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 101.01 141
136
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101.05 232
222
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.77 2,271
1,946
State of Ohio Hospital Revenue Bonds 11/14/19 275,000 106.55 293
294
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.13 981
967
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.22 99
103
Toscana Isles Community Development District Special Assessment Revenue
Bonds 11/08/18 265,000 98.53 261
266
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.23 99
101
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.33 99
101
Town of Argyle Special Assessment 01/24/18 155,000 100.00 155
158
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
153
Town of Little Elm Special Assessment 12/06/17 100,000 100.36 100
103
Town of Little Elm Special Assessment 11/07/18 730,000 100.00 730
795
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100.00 1,000
940
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100.00 290
293
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.59 205
208
Union County Improvement Authority Revenue Bonds 10/23/19 350,000 100.00 350
295
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.87 514
519
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 106.03 106
84
Ventana Community Development District Special Assessment 03/01/18 500,000 97.42 487
482
Ventana Community Development District Special Assessment 03/01/18 500,000 97.90 490
486
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98.54 99
103
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
106
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,233
Village Community Development District No. 12 Special Assessment 03/16/18 700,000 100.00 700
696
Village Community Development District No. 12 Special Assessment 06/06/18 700,000 101.31 709
693
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.95 216
164
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.75 163
126
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
147

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
146
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
94
Westside Community Development District Special Assessment 09/20/19 100,000 99.81 100
94
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
123
Wildblue Community Development District Special Assessment 05/23/19 225,000 99.59 224
215
Wisconsin Public Finance Authority Revenue Bonds 12/11/19 1,000,000 115.94 1,159
1,125
100,733
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 0.570
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Geisinger Authority Revenue Bonds USD 3 Month LIBOR 0.770
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.600
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.650
New Hampshire Business Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.750
Northern California Gas Authority No. 1 Revenue Bonds USD 3 Month LIBOR 0.720
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 21,972 06/20
(1,003)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,003)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(243) (1,185) (1,428)
Total Open Interest Rate Swap Contracts (å)
(243) (1,185) (1,428)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 11,872 $ —
$ —
$ 11,872 1. 3
Alaska — 5,543 —
—
5,543 0.6
Arizona — 10,917 —
—
10,917 1. 2
Arkansas — 3,772 —
—
3,772 0. 4
California — 111,359 —
—
111,359 12. 1
Colorado — 29,737 —
—
29,737 3. 2
Connecticut — 11,274 —
—
11,274 1. 2
Delaware — 667 —
—
667 0.1
District of Columbia — 12,898 —
—
12,898 1. 4
Florida — 80,319 —
—
80,319 8.8
Georgia — 12,648 —
—
12,648 1. 4
Guam — 9,507 —
—
9,507 1.0
Hawaii — 2,536 —
—
2,536 0.3
Idaho — 1,205 —
—
1,205 0.1
Illinois — 98,649 —
—
98,649 10. 7
Indiana — 2,923 —
—
2,923 0. 3
Iowa — 2,795 —
—
2,795 0.3
Kansas — 2,052 —
—
2,052 0. 2
Kentucky — 6,382 —
—
6,382 0.7
Louisiana — 16,148 —
—
16,148 1. 8
Maine — 2,642 —
—
2,642 0.3
Maryland — 10,541 —
—
10,541 1. 2
Massachusetts — 10,892 —
—
10,892 1.2
Michigan — 27,814 —
—
27,814 3. 0
Minnesota — 11,843 —
—
11,843 1.3
Mississippi — 36,007 —
—
36,007 3.9
Missouri — 4,953 —
—
4,953 0. 5
Montana — 1,621 —
—
1,621 0.2
Nevada — 2,668 —
—
2,668 0. 3
New Hampshire — 5,998 —
—
5,998 0. 7
New Jersey — 48,555 —
—
48,555 5. 3
New Mexico — 100 —
—
100 —
*
New York — 31,515 —
—
31,515 3. 4
North Carolina — 6,709 —
—
6,709 0.7
North Dakota — 4,097 —
—
4,097 0. 4
Ohio — 33,598 —
—
33,598 3.7
Oklahoma — 5,637 —
—
5,637 0. 6
Oregon — 5,927 —
—
5,927 0. 6
Pennsylvania — 48,948 —
—
48,948 5. 3
Puerto Rico — 56,623 —
—
56,623 6. 2

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Rhode Island — 1,819 —
—
1,819 0.2
South Carolina — 8,443 —
—
8,443 0.9
Tennessee — 4,631 —
—
4,631 0. 5
Texas — 43,888 —
—
43,888 4. 8
Utah — 3,381 —
—
3,381 0. 4
Vermont — 2,695 —
—
2,695 0.3
Virgin Islands — 7,722 —
—
7,722 0. 8
Virginia — 8,933 —
—
8,933 1.0
Washington — 9,708 —
—
9,708 1. 1
West Virginia — 1,478 —
—
1,478 0. 2
Wisconsin — 10,696 —
—
10,696 1. 2
Wyoming — 1,014 —
—
1,014 0.1
Short-Term Investments — — — 287 287 —
*
Total Investments $ — $ 894,299 $ — $ 287 $ 894,586 97.4
Other Assets and Liabilities, Net 2. 6
100.0
Other Financial Instruments
Liabilities
Futures Contracts (1,003) — —
—
(1,003) (0.1)
Interest Rate Swap Contracts — (1,428) —
—
(1,428) (0.2)
Total Other Financial Instruments
**
$ (1,003) $ (1,428) $ — $ — $ (2,431)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 541
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,003
Interest rate swap contracts, at fair value 1,428
Total
$ 2,431
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,377)
Interest rate swap contracts (8,004)
Total
$ (9,381)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,224)
Interest rate swap contracts (631)
Total
$ (1,855)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt High Yield Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Interest Rate Swap Contracts Interest rate swap contracts, at fair value $ 1,428 $ — $ 1,428
Total Financial and Derivative Liabilities
1,428 — 1,428
Financial and Derivative Liabilities not subject to a netting agreement
(1,428) — (1,428)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 543
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 916,574
Investments, at fair value(>) ...........................................................................................................................................................
894,586
Cash ............................................................................................................................................................................................... 10,710
Receivables:
Dividends and interest ....................................................................................................................................................... 12,741
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 3,669
Fund shares sold ................................................................................................................................................................ 1,697
From broker(a)(b) ............................................................................................................................................................... 3,466
Prepaid expenses ........................................................................................................................................................................... 7
Total assets .................................................................................................................................................
926,878
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 4,706
Fund shares redeemed ....................................................................................................................................................... 1,118
Accrued fees to affiliates .................................................................................................................................................... 437
Other accrued expenses ..................................................................................................................................................... 84
Variation margin on futures contracts ................................................................................................................................. 1,002
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,428
Total liabilities .............................................................................................................................................
8,775
Net Assets ............................................................................................................................................................
$ 918,103

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (40,180)
Shares of beneficial interest ...........................................................................................................................................................
919
Additional paid-in capital ..............................................................................................................................................................
957,364
Net Assets ............................................................................................................................................................
$ 918,103
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.98
Maximum offering price per share (Net as set value plus sales charge of 3 .75%): Class A ......................................................... $ 10.37
Class A — Net assets ............................................................................................................................................................. $ 7,842,596
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 785,532
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.97
Class C — Net assets ............................................................................................................................................................. $ 3,481,010
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 349,254
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.06
Class E — Net assets ............................................................................................................................................................. $ 24,049
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 2,391
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.99
Class M — Net assets ............................................................................................................................................................ $ 146,183,312
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 14,637,359
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.99
Class S — Net assets ............................................................................................................................................................. $ 760,571,886
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 76,119,423
Amounts in thousands
(•)     Interest rate swap contracts - premiums paid (received) $ (243)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 287
(a)     Receivable from Broker for Futures $ 1,30 4
(b)     Receivable from Broker for Swaps $ 2,162
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 545
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 98
Interest .............................................................................................................................................................................. 14,779
Total investment income ...............................................................................................................................................................
14,877
Expenses
Advisory fees .................................................................................................................................................................... 2,475
Administrative fees ........................................................................................................................................................... 240
Custodian fees ................................................................................................................................................................... 58
Distribution fees - Class A ................................................................................................................................................ 8
Distribution fees - Class C ................................................................................................................................................ 13
Transfer agent fees - Class A ............................................................................................................................................ 6
Transfer agent fees - Class C ............................................................................................................................................. 4
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 157
Transfer agent fees - Class S ............................................................................................................................................. 823
Professional fees ............................................................................................................................................................... 60
Registration fees ............................................................................................................................................................... 60
Shareholder servicing fees - Class C ................................................................................................................................. 4
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 18
Printing fees ...................................................................................................................................................................... 38
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 3,976
Expense reductions ........................................................................................................................................................... (862)
Net expenses .................................................................................................................................................................................
3,114
Net investment income (loss) ........................................................................................................................................................
11,763
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,052
Investments in affiliated funds .......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (1,377)
Interest rate swap contracts ............................................................................................................................................... (8,004)
Net realized gain (loss) ..................................................................................................................................................................
(8,334)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (82,179)
Futures contracts .............................................................................................................................................................. (1,224)
Interest rate swap contracts ............................................................................................................................................... (631)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (84,034)
Net realized and unrealized gain (loss) ......................................................................................................................................... (92,368)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (80,605)
**      Less than $500.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt High Yield Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,763 $ 33,158
Net realized gain (loss) ...................................................................................................................... (8,334) (4,758)
Net change in unrealized appreciation (depreciation) ....................................................................... (84,034) 53,302
Net increase (decrease) in net assets from operations ............................................................................. (80,605) 81,702
Distributions
To shareholders
Class A .......................................................................................................................................... (102) (178)
Class C .......................................................................................................................................... (45) (75)
Class E .......................................................................................................................................... (1) (11)
Class M ......................................................................................................................................... (2,908) (3,817)
Class S ........................................................................................................................................... (14,822) (29,390)
Net decrease in net assets from distributions .......................................................................................... (17,878) (33,471)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 69,286 150,938
Total Net Increase (Decrease) in Net Assets ..........................................................................
(29,197) 199,169
Net Assets
Beginning of period .................................................................................................................................
947,300 748,131
End of period ..........................................................................................................................................
$ 918,103 $ 947,300

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 547
**      Less than 500 Shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 374 $ 4,034 179 $ 1,923
Proceeds from reinvestment of distributions 9 102 15 166
Payments for shares redeemed (61) (646) (181) (1,947)
Net increase (decrease)
322 3,490 13 142
Class C
Proceeds from shares sold 105 1,119 179 1,919
Proceeds from reinvestment of distributions 4 45 7 75
Payments for shares redeemed (52) (550) (77) (828)
Net increase (decrease)
57 614 109 1,166
Class E
Proceeds from reinvestment of distributions —
**
1 1 11
Payments for shares redeemed (2) (18) (25) (279)
Net increase (decrease)
(2) (17) (24) (268)
Class M
Proceeds from shares sold 3,905 42,200 10,439 112,060
Proceeds from reinvestment of distributions 268 2,907 356 3,815
Payments for shares redeemed (2,998) (30,868) (2,466) (26,548)
Net increase (decrease)
1,175 14,239 8,329 89,327
Class S
Proceeds from shares sold 15,959 172,787 27,056 289,755
Proceeds from reinvestment of distributions 1,365 14,799 2,753 29,317
Payments for shares redeemed (13,069) (136,626) (24,147) (258,501)
Net increase (decrease)
4,255 50,960 5,662 60,571
Total increase (decrease)
5,807 $ 69,286 14,089 $ 150,938

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 11.00 .09 (.93) (.84) (.18) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
October 31, 2016 10.11 .38 .48 .86 (.38) (.01)
October 31, 2015(3) 10.00 .13 .08 .21 (.10) —
Class C
April 30, 2020* 10.98 .07 (.94) (.87) (.14) —
October 31, 2019 10.37 .3 1 .6 3 .9 4 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
October 31, 2016 10.10 .30 .48 .78 (.31) (.01)
October 31, 2015(3) 10.00 .12 .06 .18 (.08) —
Class E
April 30, 2020* 11.05 .14 (.98) (.84) (.15) —
October 31, 2019 10.42 .40 .63 1.03 (.39) (.01)
October 31, 2018 10.43 .39 (.02) .37 (.38) —
October 31, 2017 10.59 .37 (.18) .19 (.33) (.02)
October 31, 2016 10.11 .38 .48 .86 (.37) (.01)
October 31, 2015(3) 10.00 .16 .05 .21 (.10) —
Class M
April 30, 2020* 11.00 .13 (.94) (.81) (.20) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(8) 10.13 .26 .24 .50 (.23) —
Class S
April 30, 2020* 11.00 .13 (.94) (.81) (.20) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.04 ) .3 8 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)
October 31, 2016 10.11 .41 .48 .89 (.40) (.01)
October 31, 2015(3) 10.00 .15 .07 .22 (.11) —

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 549
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.18) 9.98 (7.73) 7,843 1.05 .89 1.72 31
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.39) 10.58 8.59 1,980 1.13 .89 3.63 22
(.10) 10.11 2.11 1,155 1.12 .89 3.16 23
(.14) 9.97 (8.00) 3,481 1.80 1.64 1.27 31
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.32) 10.56 7.79 2,096 1.88 1.64 2.86 22
(.08) 10.10 1.82 498 1.88 1.64 2.82 23
(.15) 10.06 (7.67) 24 1.04 .89 2.50 31
(.40) 11.05 10.11 44 1.05 .88 3.68 35
(.38) 10.42 3.55 296 1.05 .89 3.71 47
(.35) 10.43 1.89 263 1.08 .88 3.64 71
(.38) 10.59 8.68 18,321 1.13 .89 3.64 22
(.10) 10.11 2.13 16,539 1.15 .89 3.81 23
(.20) 9.99 (7.48) 146,183 .80 .54 2.46 31
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.20) 9.99 (7.53) 760,572 .80 .64 2.37 31
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,946 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71
(.41) 10.59 8.95 300,321 .88 .64 3.89 22
(.11) 10.11 2.20 231,093 .88 .64 3.57 23

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 254,743
Administration fees 37,413
Distribution fees 3,685
Shareholder servicing fees 694
Transfer agent fees 140,533
$ 437,068
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 25,044 $ 256,108 $ 280,860 $ (5) $ — $ 287 $ 98 $ —
$ 25,044 $ 256,108 $ 280,860 $ (5) $ — $ 287 $ 98 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 916,579,120 $ 24,246,234 $ (48,638,541) $ (24,392,307)

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Tax-Exempt Bond Fund 551
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 969.90 $ 1,020.84
Expenses Paid During Period* $ 3.97 $ 4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 966.30 $ 1,017.30
Expenses Paid During Period* $ 7.43 $ 7.62
* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 969.40 $ 1,021.03
Expenses Paid During Period* $ 3.77 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
552 Tax-Exempt Bond Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 971.30 $ 1,022.77
Expenses Paid During Period* $ 2.06 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 971.20 $ 1,022.28
Expenses Paid During Period* $ 2.55 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.8%
Alabama - 2.0%
Alabama 21st Century Authority Revenue Bonds
i
545 5.000 06/01/20 546
Alabama Community College System Board of Trustees Revenue Bonds(µ)
i(µ)
150 4.000 01/01/33 168
Alabama Community College System Board of Trustees Revenue Bonds(µ)
i(µ)
200 4.000 01/01/34 223
Alabama Community College System Board of Trustees Revenue Bonds(µ)
i(µ)
300 4.000 01/01/36 332
Alabama Community College System Board of Trustees Revenue Bonds(µ)
i(µ)
530 4.000 01/01/38 582
Alabama Community College System Board of Trustees Revenue Bonds(µ)
i(µ)
380 4.000 01/01/39 412
Alabama Federal Aid Highway Finance Authority Revenue Bonds
i
1,725 5.000 09/01/28 2,125
Bessemer Governmental Utility Services Corp. Revenue Bonds(µ)
i(µ)
1,000 5.000 06/01/31 1,205
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
11,000 4.000 07/01/46 11,215
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
i
2,000 5.000 06/01/32 2,220
City of Gadsden General Obligation Unlimited(µ)
i(µ)
1,690 5.000 08/01/27 2,061
County of Jefferson Sewer Revenue Bonds
i
2,230 5.000 10/01/22 2,406
Homewood Educational Building Authority Revenue Bonds(µ)
i(µ)
485 5.000 12/01/26 516
Limestone County Board of Education Special Tax(µ)
i(µ)
1,000 5.000 11/01/30 1,121
Limestone County Board of Education Special Tax(µ)
i(µ)
1,000 5.000 11/01/31 1,120
Mobile County Board of School Commissioners Revenue Bonds
i
1,445 5.000 03/01/32 1,537
Pell City Special Care Facilities Financing Authority Revenue Bonds
i
9,000 5.000 12/01/31 9,353
Phoenix City Board of Education School Warrants Special Tax(µ)
i(µ)
2,140 4.000 08/01/39 2,357
Prichard Waterworks and Sewer Board Water Revenue Bonds
i
1,590 4.000 11/01/37 1,680
Prichard Waterworks and Sewer Board Water Revenue Bonds
i
1,670 4.000 11/01/38 1,756
Southeast Alabama Gas Supply District Revenue Bonds
i
760 4.000 06/01/24 805
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê)
i(ae)(Ê)
2,000 2.044 06/01/49 1,896
Troy University Revenue Bonds(µ)
i(µ)
2,280 5.000 11/01/37 2,653
University of South Alabama Revenue Bonds(µ)
i(µ)
1,530 5.000 11/01/24 1,754
University of South Alabama Revenue Bonds(µ)
i(µ)
1,695 5.000 11/01/25 1,990
University of South Alabama Revenue Bonds(µ)
i(µ)
1,000 5.000 10/01/31 1,186
University of South Alabama Revenue Bonds(µ)
i(µ)
715 5.000 10/01/32 840
University of South Alabama Revenue Bonds(µ)
i(µ)
325 5.000 10/01/36 375
University of West Alabama Revenue Bonds(µ)
i(µ)
100 5.000 01/01/27 116
University of West Alabama Revenue Bonds(µ)
i(µ)
200 5.000 01/01/28 235
University of West Alabama Revenue Bonds(µ)
i(µ)
200 5.000 01/01/29 238
University of West Alabama Revenue Bonds(µ)
i(µ)
200 5.000 01/01/30 241
University of West Alabama Revenue Bonds(µ)
i(µ)
300 4.000 01/01/31 329
University of West Alabama Revenue Bonds(µ)
i(µ)
200 4.000 01/01/32 218
University of West Alabama Revenue Bonds(µ)
i(µ)
300 4.000 01/01/33 324
University of West Alabama Revenue Bonds(µ)
i(µ)
330 4.000 01/01/34 355
University of West Alabama Revenue Bonds(µ)
i(µ)
430 4.000 01/01/35 460
University of West Alabama Revenue Bonds(µ)
i(µ)
450 4.000 01/01/36 479
University of West Alabama Revenue Bonds(µ)
i(µ)
250 4.000 01/01/38 264
University of West Alabama Revenue Bonds(µ)
i(µ)
380 4.000 01/01/39 401
58,094
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds
i
3,600 3.500 12/01/20 3,605
Alaska Industrial Development & Export Authority Revenue Bonds
i
1,170 5.000 04/01/25 1,261
City of Valdez Revenue Bonds(~)(Ê)
i
750 5.000 01/01/21 760
Northern Tobacco Securitization Corp. Revenue Bonds
i
350 5.000 06/01/32 350
5,976

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona - 1.8%
Arizona Health Facilities Authority Revenue Bonds(Ê)
i(Ê)
6,625 2.216 01/01/37 6,072
Arizona Industrial Development Authority Revenue Bonds
i
490 5.000 05/01/27 517
Arizona Industrial Development Authority Revenue Bonds
i
270 5.000 05/01/28 284
Arizona Industrial Development Authority Revenue Bonds
i
1,180 5.000 11/01/28 1,461
Arizona Industrial Development Authority Revenue Bonds
i
1,000 5.000 11/01/32 1,198
Arizona Industrial Development Authority Revenue Bonds
i
1,100 5.000 11/01/35 1,297
Arizona Industrial Development Authority Revenue Bonds
i
275 5.000 01/01/37 260
Arizona Industrial Development Authority Revenue Bonds
i
1,050 5.000 11/01/37 1,229
Arizona Industrial Development Authority Revenue Bonds
i
200 5.000 01/01/38 187
Arizona Industrial Development Authority Revenue Bonds
i
1,000 5.000 11/01/39 1,165
Arizona Industrial Development Authority Revenue Bonds
i
195 5.000 01/01/43 180
Arizona Industrial Development Authority Revenue Bonds
i
225 5.000 11/01/44 259
Arizona Industrial Development Authority Revenue Bonds
i
500 4.500 01/01/49 420
Arizona Industrial Development Authority Revenue Bonds
i
250 5.000 01/01/49 218
Arizona Industrial Development Authority Revenue Bonds
i
275 5.000 01/01/54 247
Arizona Industrial Development Authority Revenue Bonds
i
100 5.125 01/01/54 88
Arizona Transportation Board Revenue Bonds
i
2,735 5.000 07/01/25 3,155
City of Glendale Excise Tax Revenue Bonds
i
2,505 5.000 07/01/29 3,031
City of Glendale Excise Tax Revenue Bonds
i
2,025 5.000 07/01/32 2,402
County of Pinal Revenue Bonds
i
1,775 5.000 08/01/25 2,030
Entertainment Center Community Facilities District Revenue Bonds
i
3,513 4.000 07/01/37 3,606
Festival Ranch Community Facilities District General Obligation Unlimited(µ)
i(µ)
850 4.000 07/15/36 917
Maricopa County Industrial Development Authority Revenue Bonds
i
850 5.000 09/01/30 994
Maricopa County Industrial Development Authority Revenue Bonds
i
1,000 5.000 09/01/31 1,159
Maricopa County Industrial Development Authority Revenue Bonds
i
925 5.000 09/01/32 1,065
Maricopa County Industrial Development Authority Revenue Bonds
i
800 5.000 09/01/33 916
Maricopa County Industrial Development Authority Revenue Bonds(ae)(Ê)
i(ae)(Ê)
1,945 1.470 01/01/35 1,915
Maricopa County Industrial Development Authority Revenue Bonds
i
610 4.000 01/01/41 628
Maricopa County Pollution Control Corp. Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,310 5.200 06/01/43 2,314
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited(µ) 325 5.000 07/01/29 398
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited(µ) 250 5.000 07/01/30 305
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
i(µ)
275 5.000 07/01/21 287
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
i(µ)
250 5.000 07/01/27 308
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
i(µ)
125 5.000 07/01/28 153
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
i(µ)
215 5.000 07/01/29 262
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
i(µ)
765 5.000 07/01/30 926
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
i
1,960 5.000 01/01/36 2,376
Salt Verde Financial Corp. Revenue Bonds
i
1,075 5.250 12/01/24 1,211
Student & Academic Services LLC Revenue Bonds(µ)
i(µ)
200 5.000 06/01/26 228
Student & Academic Services LLC Revenue Bonds(µ)
i(µ)
425 5.000 06/01/27 484
Student & Academic Services LLC Revenue Bonds(µ)
i(µ)
390 5.000 06/01/28 443
Tempe Industrial Development Authority Revenue Bonds(Þ)
i(Þ)
5,000 4.000 10/01/23 4,683
Town of Marana Arizona Revenue Bonds
i
800 5.000 07/01/27 890

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Marana Arizona Revenue Bonds
i
1,485 5.000 07/01/28 1,650
53,818
Arkansas - 0.5%
City of Fort Smith Water & Sewer Revenue Bonds
i
3,500 5.000 10/01/31 4,308
City of Hot Springs Waterworks Revenue Bonds(µ)
i(µ)
310 4.000 10/01/33 336
City of Hot Springs Waterworks Revenue Bonds(µ)
i(µ)
300 4.000 10/01/35 323
City of Hot Springs Waterworks Revenue Bonds(µ)
i(µ)
600 4.000 10/01/36 644
City of Hot Springs Waterworks Revenue Bonds(µ)
i(µ)
600 4.000 10/01/37 643
City of Sherwood Sales & Use Tax Revenue Bonds
i
495 4.000 12/01/30 565
City of Sherwood Sales & Use Tax Revenue Bonds
i
1,205 3.050 12/01/43 1,242
County of Pulaski Revenue Bonds
i
1,000 5.000 03/01/29 1,157
Little Rock Water Reclamation System Revenue Bonds
i
1,045 4.000 04/01/21 1,074
Southern Arkansas University Revenue Bonds(µ)
i(µ)
1,005 4.000 03/01/33 1,064
Southern Arkansas University Revenue Bonds(µ)
i(µ)
1,500 4.000 03/01/36 1,572
University of Central Arkansas Revenue Bonds(µ)
i(µ)
400 3.250 11/01/33 403
University of Central Arkansas Revenue Bonds(µ)
i(µ)
325 5.000 11/01/36 358
13,689
California - 8.3%
Banning Unified School District General Obligation Unlimited(µ)
i(µ)
500 5.000 08/01/28 601
Beaumont Financing Authority Special Tax
i
995 5.000 09/01/45 1,054
Brea Redevelopment Agency Tax Allocation
i
600 5.000 08/01/32 691
Brentwood Infrastructure Financing Authority Special Assessment(µ)
i(µ)
995 5.000 09/02/29 1,123
Brentwood Union School District General Obligation Unlimited
i
100 5.000 08/01/30 120
Brentwood Union School District General Obligation Unlimited
i
200 5.000 08/01/32 239
Brentwood Union School District General Obligation Unlimited
i
250 5.000 08/01/33 298
California Educational Facilities Authority Revenue Bonds
i
100 5.000 10/01/24 113
California Educational Facilities Authority Revenue Bonds
i
225 5.000 12/01/24 244
California Educational Facilities Authority Revenue Bonds
i
100 5.000 10/01/25 115
California Educational Facilities Authority Revenue Bonds
i
235 5.000 12/01/25 257
California Educational Facilities Authority Revenue Bonds
i
110 5.000 10/01/26 129
California Educational Facilities Authority Revenue Bonds
i
250 5.000 12/01/26 276
California Educational Facilities Authority Revenue Bonds
i
200 5.000 10/01/27 236
California Educational Facilities Authority Revenue Bonds
i
370 5.000 12/01/27 413
California Educational Facilities Authority Revenue Bonds
i
375 5.000 12/01/28 420
California Educational Facilities Authority Revenue Bonds
i
365 5.000 12/01/29 405
California Educational Facilities Authority Revenue Bonds
i
810 5.000 10/01/30 942
California Educational Facilities Authority Revenue Bonds
i
525 5.000 12/01/30 578
California Educational Facilities Authority Revenue Bonds
i
450 5.000 12/01/31 492
California Educational Facilities Authority Revenue Bonds
i
445 5.000 10/01/32 507
California Educational Facilities Authority Revenue Bonds
i
475 5.000 12/01/32 515
California Educational Facilities Authority Revenue Bonds
i
500 5.000 12/01/33 539
California Educational Facilities Authority Revenue Bonds
i
800 5.000 10/01/35 901
California Health Facilities Financing Authority Revenue Bonds
i
1,000 5.000 02/01/26 1,169
California Health Facilities Financing Authority Revenue Bonds
i
1,265 5.000 02/01/27 1,509
California Health Facilities Financing Authority Revenue Bonds
i
1,350 5.000 02/01/28 1,605
California Health Facilities Financing Authority Revenue Bonds
i
1,000 5.000 11/15/29 1,057
California Health Facilities Financing Authority Revenue Bonds
i
365 5.000 08/15/32 410
California Health Facilities Financing Authority Revenue Bonds
i
600 5.000 08/15/33 667
California Health Facilities Financing Authority Revenue Bonds
i
1,600 5.000 08/15/35 1,760

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Infrastructure & Economic Development Bank Revenue Bonds
i
320 5.000 11/01/26 388
California Infrastructure & Economic Development Bank Revenue Bonds
i
135 5.000 11/01/27 167
California Infrastructure & Economic Development Bank Revenue Bonds
i
295 5.000 11/01/32 357
California Infrastructure & Economic Development Bank Revenue Bonds
i
400 5.000 11/01/33 481
California Municipal Finance Authority Revenue Bonds
i
1,825 2.000 07/01/24 1,819
California Municipal Finance Authority Revenue Bonds
i
100 5.000 10/01/26 110
California Municipal Finance Authority Revenue Bonds
i
690 5.000 08/15/27 845
California Municipal Finance Authority Revenue Bonds
i
410 5.000 10/01/27 455
California Municipal Finance Authority Revenue Bonds
i
225 5.000 10/01/29 250
California Municipal Finance Authority Revenue Bonds
i
11,100 5.000 05/15/30 12,235
California Municipal Finance Authority Revenue Bonds
i
375 5.000 10/01/30 413
California Municipal Finance Authority Revenue Bonds
i
350 5.000 01/01/31 434
California Municipal Finance Authority Revenue Bonds
i
370 5.000 01/01/32 454
California Municipal Finance Authority Revenue Bonds
i
800 5.000 08/15/32 953
California Municipal Finance Authority Revenue Bonds
i
1,200 5.000 08/15/34 1,417
California Statewide Communities Development Authority Revenue Bonds
i
1,475 5.000 05/15/23 1,564
California Statewide Communities Development Authority Revenue Bonds(~)(Ê)
i(~)(Ê)
2,060 0.870 05/15/24 2,060
California Statewide Communities Development Authority Revenue Bonds(Þ)
i(Þ)
2,630 3.500 11/01/27 2,525
California Statewide Communities Development Authority Revenue Bonds(Þ)
i(Þ)
350 5.000 12/01/27 390
California Statewide Communities Development Authority Revenue Bonds
i
275 5.000 04/01/30 328
California Statewide Communities Development Authority Revenue Bonds
i
3,125 6.125 11/01/33 3,345
California Statewide Communities Development Authority Revenue Bonds
i
900 5.000 08/01/34 972
California Statewide Communities Development Authority Revenue Bonds
i
825 5.000 04/01/47 929
Camarillo Community Development Commission Successor Agency Tax Allocation(µ)
(µ)
425 4.000 09/01/38 460
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
560 5.000 08/01/32 627
City of Bell General Obligation Unlimited(µ)
i(µ)
500 3.375 08/01/33 540
City of Bell General Obligation Unlimited(µ)
i(µ)
500 3.375 08/01/34 538
City of Clovis Wastewater Revenue Bonds(µ)
i(µ)
1,250 5.000 08/01/28 1,570
City of Lemoore Water Revenue Bonds(µ)
i(µ)
230 5.000 06/01/33 281
City of Lemoore Water Revenue Bonds(µ)
i(µ)
500 5.000 06/01/38 597
City of Lemoore Water Revenue Bonds(µ)
i(µ)
600 5.000 06/01/39 720
City of Los Angeles Department of Airports Revenue Bonds
i
1,655 5.000 05/15/29 1,659
City of Sacramento Unified School District General Obligation Unlimited(µ)
i(µ)
3,000 5.000 07/01/31 3,196
City of Susanville Natural Gas Revenue Bonds(µ)
i(µ)
735 4.000 06/01/32 820
Compton Unified School District General Obligation Unlimited(µ)
i(µ)
1,250 4.000 06/01/30 1,433
Compton Unified School District General Obligation Unlimited(µ)
i(µ)
2,000 4.000 06/01/31 2,281
Compton Unified School District General Obligation Unlimited(µ)
i(µ)
1,850 4.000 06/01/32 2,097
Corona-Norco Unified School District General Obligation Unlimited
i
3,430 4.000 08/01/39 3,813
County of San Diego Special Tax
i
185 4.000 09/01/45 183
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,105 5.000 09/01/28 1,339
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
400 5.000 09/01/29 482
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
775 5.000 09/01/32 916
Dinuba Redevelopment Agency Tax Allocation(µ)
i(µ)
590 5.000 09/01/33 660
Dixon Unified School District General Obligation Unlimited(µ)
i(µ)
110 5.000 08/01/34 134
Florin Resource Conservation District Revenue Bonds(µ)
i(µ)
450 5.000 09/01/24 521
Golden State Tobacco Securitization Corp. Revenue Bonds
i
3,690 5.000 06/01/28 4,270
Golden State Tobacco Securitization Corp. Revenue Bonds
i
10,000 5.000 06/01/31 11,563
Golden State Tobacco Securitization Corp. Revenue Bonds
i
10,700 5.000 06/01/32 12,286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden State Tobacco Securitization Corp. Revenue Bonds
i
2,300 5.000 06/01/34 2,618
Grossmont-Cuyamaca Community College District General Obligation Unlimited
i
425 5.000 08/01/34 520
Grossmont-Cuyamaca Community College District General Obligation Unlimited
i
500 5.000 08/01/35 609
Grossmont-Cuyamaca Community College District General Obligation Unlimited
i
1,000 5.000 08/01/36 1,211
Grossmont-Cuyamaca Community College District General Obligation Unlimited
i
1,125 5.000 08/01/37 1,358
Hemet Unified School District General Obligation Unlimited
i(µ)
400 4.000 08/01/40 432
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)
i(µ)
1,000 5.000 06/01/36 1,181
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
760 5.000 08/15/29 945
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
410 5.000 08/15/30 504
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,845 5.000 08/15/31 2,246
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,625 5.000 08/15/32 1,960
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,100 5.000 08/15/33 1,320
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
350 5.000 05/01/27 428
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,000 5.000 05/01/33 1,173
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
250 4.000 08/01/26 287
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
250 4.000 08/01/27 291
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
620 5.000 08/01/28 750
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
600 5.000 08/01/29 723
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
400 5.000 08/01/30 482
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
790 5.000 08/01/31 940
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
345 5.000 08/01/32 406
Inglewood Unified School District General Obligation Unlimited(µ)
i(µ)
500 5.000 08/01/33 587
Irvine Unified School District Special Tax
i
60 5.000 09/01/30 72
Irvine Unified School District Special Tax
i
50 5.000 09/01/32 59
Irvine Unified School District Special Tax
i
60 5.000 09/01/34 70
Irvine Unified School District Special Tax
i
75 5.000 09/01/36 86
Lake Elsinore School Financing Authority Special Tax(µ)
i(µ)
750 5.000 10/01/34 929
Lake Elsinore School Financing Authority Special Tax(µ)
i(µ)
1,490 5.000 10/01/35 1,837
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)
i(µ)
1,380 5.000 08/01/33 1,594
Los Angeles Community College District General Obligation Unlimited
i
1,890 4.000 08/01/37 2,068
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
565 2.769 08/01/31 414
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
500 2.943 08/01/32 348
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
685 3.113 08/01/33 452
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
630 3.256 08/01/34 395
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
785 3.381 08/01/35 468
Lynwood Unified School District General Obligation Unlimited(µ)
i(µ)
990 3.478 08/01/36 563
Lynwood Utility Authority Revenue Bonds(µ)
i(µ)
465 5.000 06/01/32 547
Madera Development Agency Successor Agency Tax Allocation
i
2,305 5.000 09/01/36 2,655
Napa Valley Community College District General Obligation Unlimited
i
4,000 Zero coupon 08/01/31 4,293
Oakland Unified School District General Obligation Unlimited(µ)
i(µ)
1,000 4.000 08/01/34 1,088
Oxnard Financing Authority Revenue Bonds(µ)
i(µ)
775 5.000 06/01/34 883
Oxnard School District General Obligation Unlimited(µ)
i(µ)
810 5.250 08/01/28 960
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
i(µ)
120 5.000 10/01/27 150
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
i(µ)
350 5.000 10/01/29 435
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
i(µ)
185 5.000 10/01/30 226
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
i(µ)
390 5.000 10/01/31 473
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
i(µ)
405 5.000 10/01/32 487
Palomar Health General Obligation Unlimited
i
2,230 5.000 08/01/29 2,549

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Paramount Unified School District General Obligation Unlimited(µ)
i(µ)
1,355 2.845 08/01/34 911
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)
i(µ)
1,900 5.000 09/01/25 2,244
Reef-Sunset Unified School District General Obligation Unlimited(µ)
i(µ)
665 5.000 08/01/38 780
Rio Vista Public Financing Authority Special Tax
i
505 5.000 09/01/26 595
Rio Vista Public Financing Authority Special Tax
i
275 5.000 09/01/27 324
Rio Vista Public Financing Authority Special Tax
i
285 5.000 09/01/29 334
Riverside County Public Financing Authority Tax Allocation(µ)
i(µ)
2,270 5.000 10/01/27 2,646
Riverside County Public Financing Authority Tax Allocation(µ)
i(µ)
1,000 5.000 10/01/28 1,162
Riverside County Public Financing Authority Tax Allocation(µ)
i(µ)
1,150 5.000 10/01/30 1,322
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
i(µ)
425 Zero coupon 10/01/23 445
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
i(µ)
490 Zero coupon 10/01/28 549
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
i(µ)
1,010 Zero coupon 10/01/37 1,086
Rosemead Community Development Commission Successor Agency Tax Allocation(µ)
(µ)
490 5.000 10/01/27 585
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)
i(µ)(Ê)
4,200 1.962 12/01/35 3,975
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)
i(µ)(Ê)
600 1.980 06/01/34 561
Salinas City Elementary School District General Obligation Unlimited(µ)
i(µ)
2,950 3.622 07/01/34 1,777
Salinas City Elementary School District General Obligation Unlimited(µ)
i(µ)
1,885 3.775 07/01/36 1,030
Salinas City Elementary School District General Obligation Unlimited(µ)
i(µ)
3,180 3.835 07/01/37 1,658
San Francisco City & County Public Utilities Commission Water Revenue Bonds(ae)
i(ae)
2,685 5.000 11/01/27 2,859
San Jacinto Unified School District Financing Authority Special Tax
i
100 5.000 09/01/36 111
San Jacinto Unified School District Financing Authority Special Tax
i
250 5.000 09/01/44 272
San Jacinto Unified School District Financing Authority Special Tax
i
375 5.000 09/01/49 409
San Leandro Unified School District General Obligation Unlimited(µ)
i(µ)
430 5.000 08/01/34 511
San Ysidro School District Certificate of Participation(µ)
i(µ)
1,175 5.000 09/01/28 1,376
Sanger Unified School District General Obligation Unlimited(µ)
i(µ)
525 5.000 08/01/31 635
Sanger Unified School District General Obligation Unlimited(µ)
i(µ)
780 5.000 08/01/33 931
Sanger Unified School District General Obligation Unlimited(µ)
i(µ)
1,275 5.000 08/01/34 1,516
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
i
500 4.000 08/01/31 575
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
i
500 4.000 08/01/32 570
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
1,000 5.000 04/01/29 1,245
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
830 5.000 04/01/31 1,021
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
650 5.000 04/01/32 792
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
1,360 5.000 04/01/33 1,647
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
1,425 5.000 04/01/34 1,719
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
1,500 5.000 04/01/35 1,802
Santa Ana Unified School District Certificate of Participation(µ)
i(µ)
2,120 5.000 04/01/36 2,535
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
280 5.000 08/01/30 336
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
320 5.000 08/01/31 383
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
355 5.000 08/01/32 424
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
385 5.000 08/01/33 459
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
440 5.000 08/01/34 524
Santa Rosa Elementary School District General Obligation Unlimited(µ)
i(µ)
580 5.000 08/01/36 687
Santa Rosa High School District General Obligation Unlimited(µ)
i(µ)
850 5.000 08/01/33 1,010
Santa Rosa High School District General Obligation Unlimited(µ)
i(µ)
1,100 5.000 08/01/35 1,302
Shasta Lake Public Finance Authority Tax Allocation(µ)
i(µ)
135 5.000 12/01/25 160
South Orange County Public Financing Authority Special Assessment
i
1,500 5.000 08/15/28 1,824
South Orange County Public Financing Authority Special Assessment
i
900 5.000 08/15/29 957

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Orange County Public Financing Authority Special Assessment(µ)
i(µ)
700 5.000 08/15/30 846
South Orange County Public Financing Authority Special Assessment(µ)
i(µ)
385 5.000 08/15/31 462
Southern California Public Power Authority Revenue Bonds
i
1,000 5.000 07/01/23 1,006
State of California General Obligation Unlimited
i
1,175 5.000 04/01/24 1,338
State of California General Obligation Unlimited
i
1,600 5.000 04/01/25 1,868
State of California General Obligation Unlimited
i
7,095 5.000 11/01/25 7,974
State of California General Obligation Unlimited
i
5,760 5.000 03/01/26 6,699
State of California General Obligation Unlimited
i
2,350 5.000 04/01/26 2,811
State of California General Obligation Unlimited
i
2,350 5.000 04/01/27 2,875
State of California General Obligation Unlimited
i
2,575 5.000 10/01/27 3,068
State of California General Obligation Unlimited
i
2,500 5.250 09/01/28 2,640
State of California General Obligation Unlimited
i
450 5.000 02/01/31 479
Stockton Community Facilities District Special Tax
i
55 2.000 09/01/24 54
Stockton Community Facilities District Special Tax
i
60 2.250 09/01/26 59
Stockton Community Facilities District Special Tax
i
60 2.375 09/01/28 58
Stockton Community Facilities District Special Tax
i
70 2.750 09/01/31 65
Stockton Community Facilities District Special Tax
i
70 3.000 09/01/33 65
Stockton Community Facilities District Special Tax
i
75 3.000 09/01/34 69
Stockton Community Facilities District Special Tax
i
50 3.000 09/01/35 45
Stockton Community Facilities District Special Tax
i
155 3.125 09/01/37 139
Stockton Community Facilities District Special Tax
i
130 3.125 09/01/39 115
Stockton Community Facilities District Special Tax
i
155 3.250 09/01/41 136
Stockton Public Financing Authority Water Revenue Bonds(µ)
i(µ)
750 5.000 10/01/28 941
Stockton Public Financing Authority Water Revenue Bonds(µ)
i(µ)
1,565 5.000 10/01/30 1,918
Stockton Public Financing Authority Water Revenue Bonds(µ)
i(µ)
270 5.000 10/01/31 328
Tobacco Settlement Financing Corp. Revenue Bonds
i
130 5.000 06/01/26 149
Tobacco Settlement Financing Corp. Revenue Bonds
i
175 5.000 06/01/27 202
Tobacco Settlement Financing Corp. Revenue Bonds
i
130 5.000 06/01/28 152
Tobacco Settlement Financing Corp. Revenue Bonds
i
255 5.000 06/01/29 301
Tobacco Settlement Financing Corp. Revenue Bonds
i
255 5.000 06/01/32 297
Tobacco Settlement Financing Corp. Revenue Bonds
i
130 5.000 06/01/34 150
Tobacco Settlement Financing Corp. Revenue Bonds
i
65 5.000 06/01/35 74
Tobacco Settlement Financing Corp. Revenue Bonds
i
130 5.000 06/01/36 148
Tobacco Settlement Financing Corp. Revenue Bonds
i
130 5.000 06/01/39 147
Tulare Local Health Care District General Obligation Unlimited
i(µ)
2,255 4.000 08/01/20 2,272
Vallecito Union School District General Obligation Unlimited
i
3,250 1.395 08/01/22 3,177
Watereuse Finance Authority Revenue Bonds
i
1,230 5.500 05/01/36 1,423
West Kern Community College District Certificate of Participation(µ)
i(µ)
1,000 4.000 11/01/40 1,077
246,537
Colorado - 2.9%
Arkansas River Power Authority Revenue Bonds
i
1,000 5.000 10/01/27 1,102
Arkansas River Power Authority Revenue Bonds
i
1,200 5.000 10/01/28 1,330
Arkansas River Power Authority Revenue Bonds
i
1,005 5.000 10/01/29 1,100
Arkansas River Power Authority Revenue Bonds
i
1,000 5.000 10/01/30 1,091
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)
i(µ)
360 5.000 12/01/32 427
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
i
515 4.000 12/01/27 498
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)
i(µ)
1,000 5.000 12/01/35 1,197
City & County of Denver Colorado Airport System Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,145 5.000 11/15/22 1,238
City & County of Denver Colorado Airport System Revenue Bonds
i
2,065 5.000 11/15/25 2,225

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Grand Junction of Revenue Bonds
i
400 4.000 03/01/34 466
City of Grand Junction of Revenue Bonds
i
365 4.000 03/01/35 422
City of Grand Junction of Revenue Bonds
i
1,715 4.000 03/01/37 1,961
City of Grand Junction of Revenue Bonds
i
650 4.000 03/01/38 741
City of Grand Junction of Revenue Bonds
i
1,000 4.000 03/01/39 1,136
Colorado Educational & Cultural Facilities Authority Revenue Bonds
i
1,000 5.000 08/15/30 1,099
Colorado Educational & Cultural Facilities Authority Revenue Bonds
i
850 5.000 12/01/31 932
Colorado Educational & Cultural Facilities Authority Revenue Bonds
i
75 5.000 06/01/49 80
Colorado Educational & Cultural Facilities Authority Revenue Bonds
i
75 5.000 06/01/54 80
Colorado Health Facilities Authority Revenue Bonds
i
2,150 5.000 11/01/25 2,464
Colorado Health Facilities Authority Revenue Bonds
i
1,500 5.000 09/01/30 1,669
Colorado Health Facilities Authority Revenue Bonds
i
3,915 5.000 08/01/32 4,375
Colorado Health Facilities Authority Revenue Bonds
i
3,270 5.000 08/01/33 3,635
Colorado Health Facilities Authority Revenue Bonds
i
2,610 5.000 08/01/34 2,891
Colorado Health Facilities Authority Revenue Bonds
i
3,750 5.000 08/01/35 4,135
Colorado Health Facilities Authority Revenue Bonds
i
200 4.000 01/01/36 212
Colorado Health Facilities Authority Revenue Bonds
i
360 5.000 08/01/36 393
Colorado Health Facilities Authority Revenue Bonds
i
145 5.000 08/01/37 157
Colorado Health Facilities Authority Revenue Bonds
i
215 5.000 08/01/38 232
Colorado Health Facilities Authority Revenue Bonds
i
430 5.000 08/01/39 462
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,680 2.800 05/15/42 2,758
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
795 5.000 08/01/49 898
Colorado Housing & Finance Authority Revenue Bonds
i
1,975 4.250 11/01/49 2,135
Colorado Mesa University Revenue Bonds
i
2,260 5.000 05/15/31 2,861
Denver Health & Hospital Authority Certificates of Participation
i
730 5.000 12/01/23 804
Denver Health & Hospital Authority Revenue Bonds
i
120 5.000 12/01/30 142
Denver Health & Hospital Authority Revenue Bonds
i
220 5.000 12/01/31 256
Denver Health & Hospital Authority Revenue Bonds
i
475 5.000 12/01/32 548
Denver Health & Hospital Authority Revenue Bonds
i
295 4.250 12/01/33 304
Denver Health & Hospital Authority Revenue Bonds(Þ)
i(Þ)
1,000 5.000 12/01/34 1,111
Denver Urban Renewal Authority Tax Allocation
i
1,660 5.000 12/01/21 1,765
Denver Urban Renewal Authority Tax Allocation(Þ)
i(Þ)
1,600 5.250 12/01/39 1,475
Dominion Water & Sanitation District Revenue Bonds
i
5,500 5.250 12/01/27 5,690
E-470 Public Highway Authority Revenue Bonds
i
1,250 5.375 09/01/26 1,259
E-470 Public Highway Authority Revenue Bonds
i(µ)
4,025 Zero coupon 09/01/28 3,123
Eaton Area Park & Recreation District General Obligation Limited
i
470 5.500 12/01/30 479
Glen Metropolitan District No. 2 General Obligation Unlimited
i
1,320 5.000 12/01/47 1,130
Grand River Hospital District General Obligation Unlimited(µ)
i(µ)
1,000 5.250 12/01/34 1,183
Grand River Hospital District General Obligation Unlimited(µ)
i(µ)
500 5.250 12/01/35 589
Grand River Hospital District General Obligation Unlimited(µ)
i(µ)
2,555 5.250 12/01/37 2,989
High Plains Metropolitan District General Obligation Unlimited(µ)
i(µ)
500 5.000 12/01/35 581
Park Creek Metropolitan District Revenue Bonds
i
1,860 4.000 12/01/20 1,890
Park Creek Metropolitan District Revenue Bonds
i
1,000 5.000 12/01/26 1,173
Park Creek Metropolitan District Revenue Bonds(µ)
i(µ)
1,150 5.000 12/01/28 1,374
Park Creek Metropolitan District Revenue Bonds
i
365 5.000 12/01/34 420
Park Creek Metropolitan District Revenue Bonds
i
500 5.000 12/01/37 571
Public Authority for Colorado Energy Revenue Bonds
i
1,000 6.250 11/15/28 1,205
Regional Transportation District Certificate of Participation
i
6,725 5.000 06/01/27 7,364

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
i
500 5.000 12/01/37 458
Vauxmont Metropolitan District General Obligation Limited(µ)
i(µ)
125 5.000 12/15/28 143
Vauxmont Metropolitan District General Obligation Limited(µ)
i(µ)
125 5.000 12/15/29 142
Vauxmont Metropolitan District General Obligation Limited(µ)
i(µ)
125 5.000 12/15/30 141
84,711
Connecticut - 2.6%
City of Bridgeport General Obligation Unlimited
i
1,500 5.000 08/15/27 1,809
City of Bridgeport General Obligation Unlimited(µ)
i(µ)
965 5.000 07/01/29 1,090
City of Bridgeport General Obligation Unlimited
i
1,640 5.000 11/01/33 1,904
City of Bridgeport General Obligation Unlimited
i
700 5.000 11/01/34 810
City of Hartford General Obligation Unlimited(µ)
i(µ)
205 5.000 08/15/22 220
City of Hartford General Obligation Unlimited
i
2,515 5.000 04/01/24 2,729
City of Hartford General Obligation Unlimited(µ)
i(µ)
250 5.000 07/01/25 288
City of Hartford General Obligation Unlimited(µ)
i(µ)
2,205 5.000 07/01/31 2,493
City of Hartford General Obligation Unlimited(µ)
i(µ)
100 5.000 10/01/31 111
City of Hartford General Obligation Unlimited
i
725 4.000 04/01/32 744
City of Hartford General Obligation Unlimited(µ)
i(µ)
370 4.000 07/15/33 393
City of Hartford General Obligation Unlimited(µ)
i(µ)
180 4.000 07/01/34 191
City of New Haven General Obligation Unlimited(µ)
i(µ)
575 5.000 08/01/21 602
City of New Haven General Obligation Unlimited
i
150 5.000 08/01/26 165
City of New Haven General Obligation Unlimited
i
300 5.000 08/01/27 333
City of New Haven General Obligation Unlimited
i
450 5.000 08/01/28 504
City of New Haven General Obligation Unlimited
i
250 5.500 08/01/29 287
City of New Haven General Obligation Unlimited(µ)
i(µ)
450 5.000 02/01/30 532
City of New Haven General Obligation Unlimited
i
150 5.500 08/01/30 171
City of New Haven General Obligation Unlimited(µ)
i(µ)
1,915 5.000 09/01/30 2,110
City of New Haven General Obligation Unlimited
i
200 5.500 08/01/31 227
City of New Haven General Obligation Unlimited
i
200 5.500 08/01/32 226
City of New Haven General Obligation Unlimited
i
100 5.500 08/01/33 112
City of Waterbury General Obligation Unlimited
i
600 5.000 02/01/27 730
City of Waterbury General Obligation Unlimited
i
700 5.000 02/01/28 870
City of Waterbury General Obligation Unlimited
i
575 5.000 02/01/30 738
City of Waterbury General Obligation Unlimited
i
425 5.000 02/01/31 542
City of Waterbury General Obligation Unlimited
i
1,300 5.000 02/01/33 1,632
City of Waterbury General Obligation Unlimited
i
750 5.000 02/01/34 937
City of West Haven General Obligation Unlimited
i
815 4.000 11/01/20 823
City of West Haven General Obligation Unlimited
i
810 4.000 11/01/21 829
City of West Haven General Obligation Unlimited
i
200 5.000 11/01/22 212
City of West Haven General Obligation Unlimited
i
1,070 5.000 11/01/23 1,153
City of West Haven General Obligation Unlimited
i
400 5.000 11/01/24 439
City of West Haven General Obligation Unlimited
i
400 5.000 11/01/25 446
City of West Haven General Obligation Unlimited
i
525 5.000 11/01/26 593
City of West Haven General Obligation Unlimited
i
435 5.000 11/01/27 498
Connecticut Clean Water Fund Revenue Bonds
i
3,945 5.000 05/01/32 4,790
Connecticut Housing Finance Authority Revenue Bonds
i
4,175 4.250 05/15/42 4,493
Connecticut Housing Finance Authority Revenue Bonds
i
2,500 4.000 11/15/49 2,705
Connecticut State Health & Educational Facilities Authority Revenue Bonds
i
600 5.000 07/01/24 625
Connecticut State Health & Educational Facilities Authority Revenue Bonds
i
1,000 5.000 07/01/26 1,048
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 1,025 5.000 07/01/40 1,282

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê)
)
400 1.800 07/01/49 404
Metropolitan District General Obligation Unlimited(µ)
i(µ)
630 5.000 11/01/30 743
State of Connecticut General Obligation Unlimited
i
675 5.000 06/15/27 794
State of Connecticut General Obligation Unlimited
i
9,725 5.000 04/15/28 11,544
State of Connecticut General Obligation Unlimited
i
245 5.000 06/15/28 291
State of Connecticut General Obligation Unlimited
i
5,500 5.000 03/15/29 6,283
State of Connecticut General Obligation Unlimited
i
275 5.000 06/15/29 325
State of Connecticut General Obligation Unlimited
i
60 5.000 06/15/32 70
State of Connecticut General Obligation Unlimited
i
1,000 5.000 04/15/34 1,165
State of Connecticut Special Tax Revenue Bonds
i
4,470 5.000 10/01/25 4,939
Town of Hamden General Obligation Unlimited(µ)
i(µ)
400 5.000 08/15/29 485
University of Connecticut Revenue Bonds(µ)
i(µ)
1,585 5.000 03/15/29 1,869
University of Connecticut Revenue Bonds(µ)
i(µ)
665 5.000 04/15/29 790
University of Connecticut Revenue Bonds(µ)
i(µ)
3,455 5.000 01/15/36 3,986
77,124
Delaware - 0.3%
County of New Castle General Obligation Unlimited
i
5,000 5.000 10/01/26 5,974
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ)
i(µ)
335 5.000 10/01/38 399
Delaware State Economic Development Authority Revenue Bonds
i
75 4.000 08/01/29 78
Delaware State Economic Development Authority Revenue Bonds
i
100 5.000 08/01/39 103
Delaware State Health Facilities Authority Revenue Bonds
i
800 5.000 07/01/29 976
Delaware State Health Facilities Authority Revenue Bonds
i
600 5.000 06/01/30 700
8,230
District of Columbia - 0.8%
District of Columbia Revenue Bonds
i
2,000 5.000 10/01/21 1,999
District of Columbia Revenue Bonds
i
2,000 3.875 07/01/24 1,883
District of Columbia Revenue Bonds
i
2,240 5.000 12/01/28 2,376
District of Columbia Revenue Bonds
i
4,500 5.000 12/01/33 5,589
District of Columbia Revenue Bonds
i
5,750 5.000 12/01/34 7,111
District of Columbia Revenue Bonds
i
1,115 5.000 10/01/35 1,397
District of Columbia Revenue Bonds
i
2,000 5.000 06/01/36 2,104
District of Columbia Water & Sewer Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
935 1.750 10/01/54 922
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/31 182
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/33 179
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/34 177
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/35 176
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
250 5.000 10/01/36 291
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/37 174
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
150 5.000 10/01/38 172
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
i
225 5.000 10/01/39 256
24,988
Florida - 4.6%
Arborwood Community Development District Special Assessment(µ)
i(µ)
1,225 2.750 05/01/25 1,285
Arborwood Community Development District Special Assessment(µ)
i(µ)
1,260 3.000 05/01/26 1,339
Arborwood Community Development District Special Assessment(µ)
i(µ)
1,295 3.125 05/01/27 1,389
Arborwood Community Development District Special Assessment(µ)
i(µ)
1,340 3.250 05/01/28 1,458
Arborwood Community Development District Special Assessment(µ)
i(µ)
1,380 3.500 05/01/32 1,479
Ave Maria Stewardship Community District Special Assessment(µ)
i(µ)
2,230 2.750 05/01/33 2,287
Ave Maria Stewardship Community District Special Assessment(µ)
i(µ)
2,920 3.000 05/01/38 2,998

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Bonterra Community Development District Special Assessment
i
195 2.750 05/01/24 199
Bonterra Community Development District Special Assessment
i
215 3.250 05/01/27 223
Bonterra Community Development District Special Assessment
i
220 3.400 05/01/28 231
Bonterra Community Development District Special Assessment
i
720 3.625 05/01/31 754
Bonterra Community Development District Special Assessment
i
655 4.000 05/01/37 682
Capital Projects Finance Authority Revenue Bonds(µ)
i(µ)
115 5.125 10/01/21 115
Celebration Pointe Community Development District Special Assessment(Þ)
i(Þ)
270 4.000 05/01/22 271
Century Gardens at Tamiami Community Development District Special Assessment
i
120 3.500 11/01/27 127
Century Gardens at Tamiami Community Development District Special Assessment
i
120 3.500 11/01/28 126
Century Gardens at Tamiami Community Development District Special Assessment
i
130 4.000 05/01/31 137
Century Gardens at Tamiami Community Development District Special Assessment
i
650 4.000 11/01/33 678
Citizens Property Insurance Corp. Revenue Bonds
i
7,385 5.000 06/01/22 7,906
City of Atlantic Beach Health Care Facilities Revenue Bonds
i
275 3.000 11/15/23 263
City of Hollywood General Obligation Unlimited(µ)
i(µ)
1,320 5.000 07/01/32 1,661
City of Miami Beach Parking Revenue Bonds(µ)
i(µ)
395 5.000 09/01/32 460
City of Miami Beach Parking Revenue Bonds(µ)
i(µ)
1,755 5.000 09/01/33 2,043
City of North Port Special Assessment(µ)
i(µ)
1,135 5.000 07/01/26 1,265
City of Tallahassee Revenue Bonds
i
500 5.000 12/01/27 568
City of Tallahassee Revenue Bonds
i
650 5.000 12/01/28 732
Cityplace Community Development District Special Assessment(µ)
i(µ)
2,380 1.359 05/01/28 2,407
Cityplace Community Development District Special Assessment(µ)
i(µ)
3,000 0.630 05/01/33 2,895
Collier County Industrial Development Authority Revenue Bonds
i
1,695 5.500 10/01/26 1,745
Corkscrew Farms Community Development District Special Assessment(Þ)
i(Þ)
85 3.750 11/01/23 85
Corkscrew Farms Community Development District Special Assessment(Þ)
i(Þ)
255 4.500 11/01/28 256
Country Greens Community Development District Special Assessment
i
20 2.000 05/01/20 20
Country Greens Community Development District Special Assessment
i
130 2.500 05/01/22 132
Country Greens Community Development District Special Assessment
i
105 2.750 05/01/23 107
Country Greens Community Development District Special Assessment
i
100 4.000 05/01/34 104
County of Broward Airport System Revenue Bonds
i(ae)
145 5.000 10/01/22 160
County of Broward Port Facilities Revenue Bonds
i
1,005 5.000 09/01/37 1,156
County of Broward Port Facilities Revenue Bonds
i
1,050 5.000 09/01/38 1,204
County of Miami-Dade Revenue Bonds
i
3,000 5.000 10/01/28 3,274
County of Miami-Dade Revenue Bonds(µ)
i(µ)
4,310 3.233 10/01/35 2,441
County of Osceola Transportation Revenue Bonds
i
400 5.000 10/01/32 469
County of Osceola Transportation Revenue Bonds
i
350 5.000 10/01/33 409
County of Osceola Transportation Revenue Bonds
i
250 5.000 10/01/34 291
County of Osceola Transportation Revenue Bonds
i
440 5.000 10/01/35 510
County of Osceola Transportation Revenue Bonds
i
600 5.000 10/01/36 692
County of Osceola Transportation Revenue Bonds
i
525 5.000 10/01/37 603
County of Osceola Transportation Revenue Bonds
i
790 5.000 10/01/38 905
Deer Run Community Development District Special Assessment
i
1,325 5.400 05/01/39 1,290
Downtown Doral South Community Development District Special Assessment(Þ)
i(Þ)
405 3.875 12/15/23 407
East Bonita Beach Road Community Development District Special Assessment(Þ)
i(Þ)
90 3.875 11/01/23 89
East Bonita Beach Road Community Development District Special Assessment(Þ)
i(Þ)
340 4.375 11/01/29 334
Escambia County Health Facilities Authority Revenue Bonds
i
360 5.000 08/15/31 403
Escambia County Health Facilities Authority Revenue Bonds
i
420 5.000 08/15/32 468
Escambia County Health Facilities Authority Revenue Bonds
i
355 5.000 08/15/33 394
Escambia County Health Facilities Authority Revenue Bonds
i
275 5.000 08/15/34 304

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Escambia County Health Facilities Authority Revenue Bonds
i
375 5.000 08/15/35 413
Escambia County Health Facilities Authority Revenue Bonds
i
540 5.000 08/15/36 592
Escambia County Health Facilities Authority Revenue Bonds
i
2,345 6.000 08/15/36 2,365
Escambia County Health Facilities Authority Revenue Bonds
i
720 5.000 08/15/37 787
Esplanade Lake Club Community Development District Special Assessment
i
200 4.000 11/01/40 176
Florida Development Finance Corp. Revenue Bonds(Þ)
i(Þ)
100 4.000 12/15/29 103
Florida Development Finance Corp. Revenue Bonds(Þ)
i(Þ)
100 5.000 12/15/34 107
Florida Development Finance Corp. Revenue Bonds(Þ)
i(Þ)
125 5.000 12/15/39 131
Florida Governmental Utility Authority Revenue Bonds
i(µ)
1,000 5.000 10/01/31 1,275
Florida Governmental Utility Authority Revenue Bonds
i(µ)
2,300 5.000 10/01/32 2,907
Florida Governmental Utility Authority Revenue Bonds
i(µ)
1,600 5.000 10/01/33 2,004
Florida Governmental Utility Authority Revenue Bonds
i(µ)
1,000 4.000 10/01/35 1,145
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)
i(Þ)
800 4.500 06/01/33 668
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)
i(Þ)
150 4.750 06/01/38 120
Florida Municipal Power Agency Revenue Bonds
i
4,660 5.000 10/01/28 5,507
Flow Way Community Development District Special Assessment
i
210 4.000 11/01/28 205
Flow Way Community Development District Special Assessment
i
100 5.000 11/01/38 102
Forest Brooke Community Development District Special Assessment
i
45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment
i
50 3.000 11/01/22 50
Forest Brooke Community Development District Special Assessment
i
50 3.000 11/01/23 50
Forest Brooke Community Development District Special Assessment
i
50 3.000 11/01/24 50
Forest Brooke Community Development District Special Assessment
i
105 3.000 11/01/25 105
Forest Brooke Community Development District Special Assessment
i
105 3.000 11/01/26 105
Forest Brooke Community Development District Special Assessment
i
110 3.000 11/01/27 110
Forest Brooke Community Development District Special Assessment
i
115 3.000 11/01/28 113
Forest Brooke Community Development District Special Assessment
i
115 3.000 11/01/29 113
Forest Brooke Community Development District Special Assessment
i
1,000 3.000 11/01/39 893
Golden Lakes Community Development District Special Assessment(µ)
i(µ)
15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment(µ)
i(µ)
30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment(µ)
i(µ)
80 3.500 05/01/24 84
Golden Lakes Community Development District Special Assessment(µ)
i(µ)
510 4.250 05/01/32 561
Harbor Bay Community Development District Special Assessment
i
885 3.300 05/01/29 829
Harmony West Community Development District Special Assessment(Þ)
i(Þ)
350 4.125 05/01/24 351
Harmony West Community Development District Special Assessment(Þ)
i(Þ)
450 4.750 05/01/29 456
Harmony West Community Development District Special Assessment(Þ)
i(Þ)
660 5.100 05/01/38 672
Hillcrest Community Development District Special Assessment
i
300 4.000 11/01/28 305
Hillcrest Community Development District Special Assessment
i
300 4.500 11/01/38 307
K-Bar Ranch II Community Development District Special Assessment(Þ)
i(Þ)
425 4.000 05/01/28 413
Lakeshore Ranch Community Development District Special Assessment
i
370 3.000 05/01/25 376
Lakeshore Ranch Community Development District Special Assessment
i
380 3.000 05/01/26 388
Lakeshore Ranch Community Development District Special Assessment
i
390 3.000 05/01/27 396
Lakeshore Ranch Community Development District Special Assessment
i
405 3.000 05/01/28 408
Lakeshore Ranch Community Development District Special Assessment
i
415 3.000 05/01/29 419
Lakeshore Ranch Community Development District Special Assessment
i
2,675 3.000 05/01/35 2,500
Lee Memorial Health System Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,300 5.000 04/01/33 2,529
McJunkin Parkland Community Development District Special Assessment(Þ)
i(Þ)
520 4.750 11/01/29 519
Meadow Pointe III Community Development District Special Assessment
i
100 2.500 05/01/20 100
Meadow Pointe III Community Development District Special Assessment
i
105 2.750 05/01/21 106

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Meadow Pointe III Community Development District Special Assessment
i
110 3.250 05/01/23 114
Meadow Pointe IV Community Development District Special Assessment
i
100 2.400 05/01/20 100
Meadow Pointe IV Community Development District Special Assessment
i
105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment
i
105 2.750 05/01/22 106
Meadow Pointe IV Community Development District Special Assessment
i
110 3.200 05/01/23 113
Mediterranea Community Development District Special Assessment
i
260 4.250 05/01/29 267
Miami Beach Health Facilities Authority Revenue Bonds
i
5,930 5.000 11/15/29 6,268
Mid-Bay Bridge Authority Revenue Bonds
i
455 5.000 10/01/23 483
Naples Reserve Community Development District Special Assessment(Þ)
i(Þ)
535 4.625 11/01/29 529
North Dade Community Development District Special Assessment
i
77 3.000 05/01/20 77
North Dade Community Development District Special Assessment
i
81 3.000 05/01/21 82
North Dade Community Development District Special Assessment
i
81 3.000 05/01/22 82
North Dade Community Development District Special Assessment
i
84 3.000 05/01/23 86
North Dade Community Development District Special Assessment
i
88 3.500 05/01/24 92
North Dade Community Development District Special Assessment
i
92 3.500 05/01/25 96
North Dade Community Development District Special Assessment
i
96 3.500 05/01/26 100
North Dade Community Development District Special Assessment
i
100 3.500 05/01/27 105
North Dade Community Development District Special Assessment
i
99 3.500 05/01/28 104
North Dade Community Development District Special Assessment
i
327 3.750 05/01/31 344
North Dade Community Development District Special Assessment
i
824 4.000 05/01/38 845
Oak Creek Community Development District Special Assessment
i
165 2.625 05/01/20 165
Oak Creek Community Development District Special Assessment
i
165 3.000 05/01/21 167
Oak Creek Community Development District Special Assessment
i
170 3.300 05/01/22 173
Oak Creek Community Development District Special Assessment
i
180 3.500 05/01/23 186
Palm Glades Community Development District Special Assessment
i
750 4.000 11/01/33 814
Parker Road Community Development District Special Assessment
i
250 3.100 05/01/25 238
Parker Road Community Development District Special Assessment
i
255 3.375 05/01/30 230
Parkway Center Community Development District Special Assessment Revenue Bonds
i
95 3.500 05/01/25 98
Parkway Center Community Development District Special Assessment Revenue Bonds
i
100 4.000 05/01/26 107
Parkway Center Community Development District Special Assessment Revenue Bonds
i
105 4.000 05/01/27 113
Parkway Center Community Development District Special Assessment Revenue Bonds
i
110 4.000 05/01/28 119
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
i
470 4.000 05/01/25 498
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
i
510 4.000 05/01/27 546
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
i
375 4.500 05/01/31 419
Reedy Creek Improvement District General Obligation Limited
i(ae)
9,870 5.000 06/01/23 11,110
Sampson Creek Community Development District Special Assessment
i(µ)
100 2.375 05/01/35 91
Sampson Creek Community Development District Special Assessment
i(µ)
190 2.625 05/01/40 177
Sherwood Manor Community Development District Special Assessment(Þ)
i(Þ)
550 4.625 11/01/29 538
South Fork East Community Development District Special Assessment
i
1,995 4.125 05/01/36 2,075
South Kendall Community Development District Special Assessment
i
205 4.000 11/01/31 217
South Village Community Development District Special Assessment
i
230 3.750 05/01/38 232
Southern Groves Community Development District No. 5 Special Assessment
i
250 2.875 05/01/24 242
State of Florida General Obligation Unlimited
i
1,300 4.000 06/01/30 1,366
State of Florida General Obligation Unlimited
i
2,055 4.000 07/01/35 2,352
Stonegate Community Development District Special Assessment
i
180 3.000 05/01/21 182
Stonegate Community Development District Special Assessment
i
190 3.000 05/01/22 192
Stonegate Community Development District Special Assessment
i
190 3.000 05/01/23 193

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stonegate Community Development District Special Assessment
i
195 3.000 05/01/24 198
Stonegate Community Development District Special Assessment
i
205 3.000 05/01/25 207
Stonegate Community Development District Special Assessment
i
210 3.000 05/01/26 211
Stonegate Community Development District Special Assessment
i
215 3.000 05/01/27 217
Stonegate Community Development District Special Assessment
i
225 3.000 05/01/28 227
Stonegate Community Development District Special Assessment
i
230 3.000 05/01/29 230
Stonegate Community Development District Special Assessment
i
1,270 3.000 05/01/34 1,200
Stonegate Community Development District Special Assessment
i
1,465 3.000 05/01/39 1,331
Sweetwater Creek Community Development District Special Assessment(µ)
i(µ)
385 2.250 05/01/27 380
Tampa Bay Water Revenue Bonds
i
1,875 4.000 10/01/28 2,114
Timber Creek Community Development District Special Assessment(Þ)
i(Þ)
210 4.125 11/01/24 208
Timber Creek Community Development District Special Assessment(Þ)
i(Þ)
400 4.625 11/01/29 396
Timber Creek Community Development District Special Assessment(Þ)
i(Þ)
535 5.000 11/01/38 529
Tolomato Community Development District Special Assessment
i
500 3.500 05/01/24 498
Tolomato Community Development District Special Assessment(µ)
i(µ)
1,180 3.000 05/01/33 1,233
Tolomato Community Development District Special Assessment(µ)
i(µ)
935 3.000 05/01/37 971
Tolomato Community Development District Special Assessment(µ)
i(µ)
605 3.000 05/01/40 623
Town of Davie Educational Facilities Revenue Bonds
i
550 5.000 04/01/32 604
Village Community Development District No. 12 Special Assessment(Þ)
i(Þ)
1,530 3.800 05/01/28 1,536
Volusia County School Board Certificate of Participation(µ)
i(µ)
1,280 5.000 08/01/32 1,495
Watergrass Community Development District II Special Assessment
i
510 4.000 05/01/23 506
Watergrass Community Development District II Special Assessment
i
775 4.450 05/01/28 759
Watergrass Community Development District II Special Assessment
i
2,260 5.150 05/01/38 2,204
137,053
Georgia - 1.5%
Bartow County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
890 1.550 08/01/43 867
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
525 2.150 10/01/32 511
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
285 2.250 10/01/32 281
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
3,875 3.000 11/01/45 3,900
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
500 2.925 11/01/48 502
Burke County Development Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
855 1.550 12/01/49 833
County of Fulton Water & Sewerage Revenue Bonds
i
1,415 4.000 01/01/35 1,487
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
i
1,000 5.000 08/01/21 1,046
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)
i(ae)(Ê)
12,480 1.490 12/01/23 11,966
Main Street Natural Gas, Inc. Revenue Bonds
i
4,775 5.000 05/15/30 5,362
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)
i(ae)(Ê)
8,785 1.944 04/01/48 8,429
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,750 4.000 04/01/48 2,905
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,600 4.000 08/01/49 2,788
Municipal Electric Authority of Georgia Revenue Bonds
i
2,420 5.000 01/01/38 2,608
Municipal Electric Authority of Georgia Revenue Bonds
i
1,225 5.000 01/01/39 1,316
Savannah Hospital Authority Revenue Bonds
i
1,000 5.500 07/01/28 1,090
45,891
Guam - 1.9%
Guam Business Privilege Tax Revenue Bonds
i
7,860 5.000 11/15/26 8,091
Guam Government Waterworks Authority Revenue Bonds
i
150 5.000 07/01/25 158
Guam Government Waterworks Authority Revenue Bonds
i
225 5.000 07/01/26 238
Guam Government Waterworks Authority Revenue Bonds
i
150 5.000 07/01/27 159
Guam Government Waterworks Authority Revenue Bonds
i
1,395 5.000 07/01/28 1,438
Guam Government Waterworks Authority Revenue Bonds
i
5,425 5.000 07/01/29 5,604

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds
i
300 5.000 07/01/30 314
Guam Government Waterworks Authority Revenue Bonds
i
600 5.000 07/01/31 623
Guam Government Waterworks Authority Revenue Bonds
i
300 5.000 07/01/32 310
Guam Government Waterworks Authority Revenue Bonds
i
1,700 5.000 07/01/36 1,733
Guam Government Waterworks Authority Revenue Bonds
i
1,500 5.000 07/01/37 1,525
Guam Power Authority Revenue Bonds(µ)
i(µ)
2,190 5.000 10/01/24 2,301
Guam Power Authority Revenue Bonds
i
3,925 5.000 10/01/34 4,056
Guam Power Authority Revenue Bonds
i
2,690 5.000 10/01/35 2,763
Territory of Guam Revenue Bonds
i
400 5.000 12/01/21 408
Territory of Guam Revenue Bonds
i
5,060 5.000 12/01/22 5,201
Territory of Guam Revenue Bonds
i
2,450 5.000 12/01/23 2,531
Territory of Guam Revenue Bonds
i
3,000 5.000 12/01/24 3,106
Territory of Guam Revenue Bonds
i
2,000 5.000 12/01/28 2,044
Territory of Guam Revenue Bonds
i
9,625 5.000 01/01/31 9,656
Territory of Guam Revenue Bonds
i
785 5.000 01/01/32 786
Territory of Guam Revenue Bonds
i
1,035 5.000 12/01/32 1,035
Territory of Guam Revenue Bonds
i
555 5.000 12/01/35 544
Territory of Guam Revenue Bonds
i
980 5.000 12/01/36 956
55,580
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds
i
295 5.000 07/01/20 297
City & County Honolulu Wastewater System Revenue Bonds
i
100 5.000 07/01/21 105
City & County Honolulu Wastewater System Revenue Bonds
i
130 5.000 07/01/22 141
State of Hawaii Department of Budget & Finance Revenue Bonds
i
1,400 3.200 07/01/39 1,321
1,864
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
50 1.050 05/01/20 50
Idaho Health Facilities Authority Revenue Bonds
i
1,390 5.000 09/01/24 1,519
Idaho Health Facilities Authority Revenue Bonds
i
2,090 5.000 09/01/27 2,339
Idaho Health Facilities Authority Revenue Bonds
i
2,045 5.000 09/01/28 2,280
Idaho Health Facilities Authority Revenue Bonds
i
2,400 5.000 09/01/31 2,623
Idaho Housing & Finance Association Revenue Bonds
i
1,670 5.000 07/15/31 1,860
Idaho State Building Authority Revenue Bonds
i
770 5.000 09/01/23 825
11,496
Illinois - 13.7%
Berwyn Municipal Securitization Corp. Revenue Bonds(µ)
i(µ)
1,000 5.000 01/01/35 1,189
Carol Stream Park District General Obligation Unlimited
i(µ)
475 5.000 01/01/37 550
Champaign Community Unit School District No.4 General Obligation Unlimited
i
50 Zero coupon 01/01/26 45
Champaign Community Unit School District No.4 General Obligation Unlimited
i
25 Zero coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited
i
35 Zero coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited
i
30 5.000 01/01/29 37
Champaign Community Unit School District No.4 General Obligation Unlimited
i
25 5.000 01/01/30 31
Champaign Community Unit School District No.4 General Obligation Unlimited
i
90 5.000 01/01/31 110
Champaign Community Unit School District No.4 General Obligation Unlimited
i
260 5.000 01/01/32 313
Champaign Community Unit School District No.4 General Obligation Unlimited
i
105 5.000 01/01/33 125
Champaign Community Unit School District No.4 General Obligation Unlimited
i
155 5.000 01/01/34 183
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
i
10,000 5.750 04/01/33 10,428
Chicago Board of Education General Obligation Unlimited
i
4,000 5.000 12/01/20 4,036
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
4,000 2.519 12/01/23 3,562

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
675 5.000 12/01/25 780
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
810 5.000 12/01/26 954
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
15,875 5.000 12/01/27 18,984
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
10,880 2.956 12/01/28 7,945
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
2,750 5.000 12/01/28 3,325
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
3,630 3.163 12/01/30 2,413
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
8,000 5.000 12/01/31 9,487
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
6,500 5.000 12/01/32 7,657
Chicago Board of Education General Obligation Unlimited
i
325 5.000 04/01/34 324
Chicago Board of Education General Obligation Unlimited
i
250 5.000 04/01/35 248
Chicago Board of Education General Obligation Unlimited(µ)
i(µ)
1,000 5.000 12/01/35 1,163
Chicago Board of Education General Obligation Unlimited
i
225 5.000 04/01/36 222
Chicago Board of Education General Obligation Unlimited
i
310 5.000 04/01/37 305
Chicago Board of Education General Obligation Unlimited(Þ)
i(Þ)
5,000 7.000 12/01/42 5,508
Chicago Midway International Airport Revenue Bonds
i
3,000 5.000 01/01/21 3,055
Chicago Midway International Airport Revenue Bonds
i
940 5.000 01/01/30 1,010
Chicago Midway International Airport Revenue Bonds
i
4,435 5.000 01/01/34 4,716
Chicago O'Hare International Airport Revenue Bonds
i
2,590 5.000 01/01/28 2,694
Chicago O'Hare International Airport Revenue Bonds
i
4,250 5.000 01/01/33 4,697
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
3,420 5.000 01/01/26 3,789
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
2,925 5.000 01/01/27 3,281
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
4,650 5.000 01/01/28 5,263
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
11,195 5.000 01/01/29 12,765
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
305 5.000 01/01/30 349
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
19,040 5.500 01/01/32 21,985
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
6,590 5.000 01/01/35 7,191
Chicago Sales Tax Securitization Corp. Revenue Bonds
i
710 4.000 01/01/38 685
City of Chicago General Obligation Unlimited
i
1,925 5.000 12/01/21 1,935
City of Chicago General Obligation Unlimited
i
6,570 5.000 12/01/23 6,593
City of Chicago General Obligation Unlimited
i
465 5.000 01/01/27 474
City of Chicago General Obligation Unlimited
i
1,650 5.000 01/01/28 1,679
City of Chicago General Obligation Unlimited
i
2,210 5.000 01/01/29 2,241
City of Chicago General Obligation Unlimited
i
870 5.000 01/01/30 881
City of Chicago General Obligation Unlimited
i
60 5.000 01/01/31 60
City of Chicago General Obligation Unlimited(µ)
i(µ)
5,535 5.250 01/01/31 6,091
City of Chicago General Obligation Unlimited
i
1,400 5.000 01/01/36 1,368
City of Chicago General Obligation Unlimited
i
3,700 5.000 01/01/38 3,566
City of Chicago General Obligation Unlimited
i
325 5.000 01/01/40 312
City of Chicago Motor Fuel Tax Revenue Bonds
i
560 5.000 01/01/28 551
City of Chicago Motor Fuel Tax Revenue Bonds
i
725 5.000 01/01/29 710
City of Chicago Revenue Bonds(ae)
i(ae)
500 5.250 01/01/38 538
City of Chicago Wastewater Transmission Revenue Bonds
i
505 5.000 01/01/29 541
City of Chicago Wastewater Transmission Revenue Bonds
i
900 5.000 01/01/32 956
City of Chicago Wastewater Transmission Revenue Bonds
i
1,630 5.000 01/01/35 1,784
City of Chicago Wastewater Transmission Revenue Bonds
i
4,920 5.000 01/01/36 5,648
City of Chicago Waterworks Revenue Bonds(µ)
i(µ)
6,000 5.000 11/01/31 7,125
City of Chicago Waterworks Revenue Bonds
i
1,000 5.000 11/01/34 1,042
City of Chicago Waterworks Revenue Bonds
i
2,875 5.000 11/01/42 2,944

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Country Club Hills General Obligation Unlimited(µ)
i(µ)
340 4.000 12/01/20 345
City of Country Club Hills General Obligation Unlimited(µ)
i(µ)
1,000 4.000 12/01/29 1,106
City of Peoria General Obligation Unlimited
i(µ)
120 5.000 01/01/29 138
City of Peoria General Obligation Unlimited
i(µ)
200 5.000 01/01/31 227
City of Springfield Electric Revenue Bonds
i
1,280 5.000 03/01/32 1,463
Cook County Community College District No. 508 General Obligation Unlimited
i
1,500 5.250 12/01/28 1,520
Cook County Community College District No. 527 General Obligation Unlimited(µ)
i(µ)
580 4.000 12/15/36 625
Cook County Community College District No. 527 General Obligation Unlimited(µ)
i(µ)
625 4.000 12/15/38 669
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ)
i(µ)
2,475 5.500 12/01/36 3,057
Cook County School District No. 95 General Obligation Unlimited
i
465 4.000 12/01/24 516
County of Cook Sales Tax Revenue Bonds
i
1,250 5.250 11/15/36 1,495
County of DuPage General Obligation Limited
i
600 5.000 01/01/28 719
County of Union General Obligation Unlimited(µ)
i(µ)
1,000 4.000 09/01/36 1,117
Glenview Park District General Obligation Unlimited
i
605 2.000 12/01/20 609
Governors State University Certificates of Participation(µ)
i(µ)
500 5.000 07/01/24 559
Governors State University Certificates of Participation(µ)
i(µ)
500 5.000 07/01/25 571
Illinois Finance Authority Revenue Bonds
i
1,000 5.375 10/01/23 1,006
Illinois Finance Authority Revenue Bonds
i
1,000 5.375 10/01/24 1,006
Illinois Finance Authority Revenue Bonds
i
2,150 5.000 02/15/27 1,936
Illinois Finance Authority Revenue Bonds
i
1,000 6.000 10/01/28 1,001
Illinois Finance Authority Revenue Bonds
i
300 4.375 12/01/28 83
Illinois Finance Authority Revenue Bonds
i
250 5.000 12/01/28 266
Illinois Finance Authority Revenue Bonds
i
3,000 5.000 01/01/29 3,446
Illinois Finance Authority Revenue Bonds
i
520 5.000 08/01/29 548
Illinois Finance Authority Revenue Bonds
i(~)(Ê)
500 1.750 10/01/29 500
Illinois Finance Authority Revenue Bonds
i
315 5.000 12/01/29 333
Illinois Finance Authority Revenue Bonds
i
1,265 5.000 08/01/30 1,395
Illinois Finance Authority Revenue Bonds
i
250 5.000 12/01/30 263
Illinois Finance Authority Revenue Bonds
i
1,175 5.000 08/01/31 1,315
Illinois Finance Authority Revenue Bonds
i
320 5.000 12/01/31 335
Illinois Finance Authority Revenue Bonds
i
745 5.000 08/01/32 829
Illinois Finance Authority Revenue Bonds
i
500 5.000 12/01/32 520
Illinois Finance Authority Revenue Bonds(~)(Ê)
i(~)(Ê)
500 1.100 07/01/35 500
Illinois Finance Authority Revenue Bonds
i
200 5.000 01/01/36 222
Illinois Finance Authority Revenue Bonds
i
925 5.000 10/01/41 1,075
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
i
500 5.000 02/15/27 531
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
i
400 5.000 02/15/29 422
Illinois General Obligation Unlimited
i
3,250 5.000 11/01/25 3,194
Illinois General Obligation Unlimited
i
720 5.000 05/01/42 664
Illinois General Obligation Unlimited
i
720 5.000 05/01/43 663
Illinois Sports Facilities Authority Revenue Bonds(µ)
i(µ)
1,000 5.250 06/15/31 1,062
Illinois State Toll Highway Authority Revenue Bonds
i
400 5.000 01/01/25 459
Illinois State Toll Highway Authority Revenue Bonds
i
5,000 5.000 12/01/32 5,699
Illinois State University Revenue Bonds(µ)
i(µ)
435 5.000 04/01/21 448
Illinois State University Revenue Bonds(µ)
i(µ)
725 5.000 04/01/23 789
Illinois State University Revenue Bonds(µ)
i(µ)
360 5.000 04/01/24 401
Illinois State University Revenue Bonds(µ)
i(µ)
500 5.000 04/01/25 570
Kane County School District No. 131 Aurora East Side General Obligation(µ)
i(µ)
3,920 5.000 12/01/27 4,780

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kane County School District No. 131 Aurora East Side General Obligation(µ)
i(µ)
2,000 5.000 12/01/28 2,443
Kane County School District No. 131 Aurora East Side General Obligation(µ)
i(µ)
2,000 5.000 12/01/29 2,429
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
345 4.000 12/01/29 404
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
260 4.000 12/01/30 302
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
320 4.000 12/01/31 369
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
385 4.000 12/01/32 440
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
635 4.000 12/01/35 712
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
i(µ)
3,260 4.000 12/01/37 3,616
Madison & Jersey Counties Unit School District No. 11 General Obligation Unlimited(µ) 185 5.000 03/01/28 217
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 100 4.000 05/01/20 100
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 700 4.000 05/01/21 720
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
i(µ)
700 4.000 05/01/24 765
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
i(µ)
370 4.000 05/01/27 419
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
i(µ)
225 4.000 05/01/28 258
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
i(µ)
1,000 4.000 05/01/29 1,121
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley
General Obligation Unlimited(µ)
i(µ)
435 1.843 01/01/21 430
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)
i(µ)
850 5.000 01/01/33 962
Metropolitan Pier & Exposition Authority Revenue Bonds
i
355 5.000 12/15/27 365
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)
i(µ)
8,565 5.000 12/15/28 8,599
Metropolitan Pier & Exposition Authority Revenue Bonds
i
1,300 5.000 12/15/30 1,312
Metropolitan Pier & Exposition Authority Revenue Bonds
i
555 5.000 12/15/31 557
Metropolitan Pier & Exposition Authority Revenue Bonds
i
600 5.000 12/15/33 594
Metropolitan Pier & Exposition Authority Revenue Bonds
i
500 5.000 12/15/34 492
Metropolitan Pier & Exposition Authority Revenue Bonds
i
540 2.169 12/15/37 273
Metropolitan Pier & Exposition Authority Revenue Bonds
i
1,500 1.730 12/15/42 723
Metropolitan Pier & Exposition Authority Revenue Bonds
i
1,650 1.452 12/15/47 771
Northern Illinois University Revenue Bonds
i(µ)
850 5.000 04/01/29 991
Northern Illinois University Revenue Bonds
i(µ)
1,040 5.000 04/01/31 1,202
Northern Illinois University Revenue Bonds
i(µ)
1,350 5.000 04/01/33 1,537
Peoria County Community Unit School District No. 323 General Obligation Unlimited
i
1,925 4.000 04/01/28 2,224
Peoria County Community Unit School District No. 323 General Obligation Unlimited
i
1,255 4.000 04/01/29 1,430
Peoria County Community Unit School District No. 323 General Obligation Unlimited
i
1,585 4.000 04/01/30 1,789
Sales Tax Securitization Corp. Revenue Bonds
i(µ)
1,900 5.000 01/01/37 2,109
Sangamon County Illinois School Districts General Obligation Limited
i(µ)
1,105 5.000 06/01/30 1,384
Sangamon County Illinois School Districts General Obligation Limited
i(µ)
1,160 5.000 06/01/31 1,444
Sangamon County Illinois School Districts General Obligation Limited
i(µ)
1,220 5.000 06/01/32 1,506
Sangamon County Illinois School Districts General Obligation Limited
i(µ)
1,395 5.000 02/01/33 1,704
Southern Illinois University Revenue Bonds(µ)
i(µ)
1,470 5.000 04/01/27 1,685
Southern Illinois University Revenue Bonds(µ)
i(µ)
850 5.000 04/01/28 968
Southwestern Illinois Development Authority Revenue Bonds
i
1,450 4.000 04/15/31 1,687
Southwestern Illinois Development Authority Revenue Bonds
i
1,075 4.000 04/15/33 1,226
Southwestern Illinois Development Authority Revenue Bonds(µ)
i(µ)
1,005 5.000 10/15/33 1,159
Southwestern Illinois Development Authority Revenue Bonds
i
925 4.000 04/15/34 1,051
Southwestern Illinois Development Authority Revenue Bonds
i
1,225 4.000 10/15/35 1,381

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Illinois General Obligation Unlimited
i
440 5.000 11/01/20 441
State of Illinois General Obligation Unlimited
i
515 5.000 02/01/21 516
State of Illinois General Obligation Unlimited
i
3,000 5.000 07/01/21 3,006
State of Illinois General Obligation Unlimited
i
1,140 5.000 11/01/21 1,143
State of Illinois General Obligation Unlimited
i
3,025 4.000 02/01/22 2,981
State of Illinois General Obligation Unlimited
i
200 5.000 05/01/22 200
State of Illinois General Obligation Unlimited
i
225 5.000 07/01/22 225
State of Illinois General Obligation Unlimited(µ)
i(µ)
2,750 5.000 08/01/22 2,814
State of Illinois General Obligation Unlimited
i
130 4.000 01/01/23 127
State of Illinois General Obligation Unlimited
i
400 5.000 02/01/24 397
State of Illinois General Obligation Unlimited
i
3,000 5.000 11/01/24 2,970
State of Illinois General Obligation Unlimited
i
240 4.000 01/01/25 230
State of Illinois General Obligation Unlimited
i
8,560 5.000 01/01/25 8,449
State of Illinois General Obligation Unlimited
i
2,290 5.000 08/01/25 2,254
State of Illinois General Obligation Unlimited
i
15 4.000 03/01/26 14
State of Illinois General Obligation Unlimited
i
110 5.500 07/01/26 110
State of Illinois General Obligation Unlimited
i
125 5.000 04/01/27 122
State of Illinois General Obligation Unlimited
i
3,735 5.500 07/01/27 3,735
State of Illinois General Obligation Unlimited
i
385 4.000 09/01/27 356
State of Illinois General Obligation Unlimited
i
3,580 5.000 11/01/27 3,468
State of Illinois General Obligation Unlimited
i
750 5.000 02/01/28 726
State of Illinois General Obligation Unlimited
i
1,035 5.000 05/01/28 1,000
State of Illinois General Obligation Unlimited
i
3,100 5.000 10/01/28 2,993
State of Illinois General Obligation Unlimited
i
5,700 5.000 11/01/28 5,501
State of Illinois General Obligation Unlimited
i
3,750 5.000 10/01/29 3,608
State of Illinois General Obligation Unlimited
i
150 5.000 11/01/29 144
State of Illinois General Obligation Unlimited(µ)
i(µ)
4,500 4.000 02/01/30 4,565
State of Illinois General Obligation Unlimited
i
2,175 5.000 05/01/30 2,089
State of Illinois General Obligation Unlimited
i
250 5.250 07/01/30 241
State of Illinois General Obligation Unlimited
i
50 5.000 03/01/31 48
State of Illinois General Obligation Unlimited
i
2,000 5.000 04/01/31 1,916
State of Illinois General Obligation Unlimited
i
120 4.250 01/01/36 108
State of Illinois Revenue Bonds
i
5,090 4.500 06/15/36 4,709
Town of Cicero General Obligation Unlimited(µ)
i(µ)
785 5.000 01/01/21 803
Town of Cicero General Obligation Unlimited(µ)
i(µ)
825 5.000 01/01/22 871
Town of Cicero General Obligation Unlimited(µ)
i(µ)
915 5.000 01/01/24 1,017
Town of Cicero General Obligation Unlimited(µ)
i(µ)
500 5.000 01/01/25 569
Town of Cicero General Obligation Unlimited(µ)
i(µ)
1,010 5.000 01/01/26 1,175
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
i
1,605 5.250 12/01/35 1,818
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
i
3,075 5.250 12/01/36 3,470
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
i
3,240 5.250 12/01/37 3,645
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
i
2,985 5.250 12/01/38 3,348
Village of Bellwood Illinois General Obligation Unlimited
i
400 5.875 12/01/27 445
Village of Bellwood Illinois General Obligation Unlimited(µ)
i(µ)
2,075 5.000 12/01/32 2,370
Village of Mundelein General Obligation Unlimited(µ)
i(µ)
570 4.000 12/15/29 653
Village of Mundelein General Obligation Unlimited(µ)
i(µ)
400 4.000 12/15/30 455
Village of Mundelein General Obligation Unlimited(µ)
i(µ)
500 4.000 12/15/31 563
Village of Mundelein General Obligation Unlimited(µ)
i(µ)
655 4.000 12/15/33 730

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Mundelein General Obligation Unlimited(µ)
i(µ)
845 4.000 12/15/39 920
Village of Romeoville General Obligation Unlimited
i
600 5.000 12/30/27 743
Village of Romeoville General Obligation Unlimited
i
600 5.000 12/30/28 752
Village of Rosemont General Obligation Unlimited(µ)
i(µ)
1,430 5.000 12/01/26 1,671
Village of Rosemont General Obligation Unlimited(µ)
i(µ)
1,500 5.000 12/01/27 1,782
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)
i(µ)
1,094 5.000 03/01/34 1,246
West Chicago Park District General Obligation Unlimited(µ)
i(µ)
795 5.250 12/01/29 811
Western Illinois Economic Development Authority Revenue Bonds(µ)
(µ)
1,140 5.000 01/01/27 1,319
Western Illinois Economic Development Authority Revenue Bonds(µ)
i(µ)
725 5.000 01/01/28 837
Western Illinois University Revenue Bonds(µ)
i(µ)
560 5.000 04/01/24 624
Will County School District No. 114 Manhattan General Obligation Unlimited(µ)
i(µ)
1,630 3.500 01/01/25 1,729
Will County School District No. 114 Manhattan General Obligation Unlimited(µ)
i(µ)
650 4.000 01/01/34 685
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)
i(µ)
985 5.000 12/01/24 1,129
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ)
i(µ)
1,450 5.000 12/01/25 1,702
404,450
Indiana - 0.4%
City of Indianapolis Gas Utility Revenue Bonds(µ)
i(µ)
1,000 5.000 08/15/23 1,011
City of Rockport Pollution Control Revenue Bonds
i
1,500 3.050 06/01/25 1,586
Evansville Industry Redevelopment Authority Revenue Bonds(µ)
i(µ)
1,255 4.000 02/01/33 1,401
Indiana Finance Authority Revenue Bonds
i
325 5.000 02/01/31 371
Indiana Finance Authority Revenue Bonds
i
500 5.000 02/01/32 567
Indiana Finance Authority Revenue Bonds(ae)(Ê)
i(ae)(Ê)
1,145 1.640 11/01/39 1,126
Indiana Finance Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
400 2.100 11/01/49 403
Metropolitan School District of Township School Building Corp. Revenue Bonds
i
1,000 5.000 07/15/35 1,226
Metropolitan School District of Township School Building Corp. Revenue Bonds
i
1,100 5.000 07/15/36 1,342
Metropolitan School District of Wash Township School Building Corp. Revenue Bonds
i
1,020 4.000 07/10/33 1,162
Metropolitan School District of Wash Township School Building Corp. Revenue Bonds
i
1,125 4.000 07/10/34 1,275
11,470
Iowa - 1.1%
City of Altoona Certificate of Participation(µ)
i(µ)
1,205 5.000 06/01/37 1,412
City of Altoona Certificate of Participation(µ)
i(µ)
245 5.000 06/01/38 286
City of Altoona Certificate of Participation(µ)
i(µ)
800 5.000 06/01/39 934
City of Ames Revenue Bonds
i
2,000 5.000 06/15/31 2,243
City of Coralville Revenue Bonds
i
215 4.000 05/01/23 216
City of Coralville Revenue Bonds
i
555 4.000 05/01/25 556
City of Coralville Revenue Bonds
i
305 4.000 05/01/26 304
City of Coralville Revenue Bonds
i
600 4.000 05/01/27 596
City of Coralville Revenue Bonds
i
465 4.000 05/01/28 460
City of Coralville Revenue Bonds
i
975 4.000 05/01/29 954
City of Coralville Revenue Bonds
i
875 4.000 05/01/30 847
City of Orange Sewer Revenue Bonds(µ)
i(µ)
440 4.000 06/01/34 470
Iowa Finance Authority Revenue Bonds
i
4,000 5.000 07/01/28 4,330
Iowa Finance Authority Revenue Bonds
i
2,630 5.000 08/01/33 3,402
Iowa Finance Authority Revenue Bonds
i
4,500 5.000 08/01/34 5,797
Iowa Finance Authority Revenue Bonds
i
4,910 4.000 07/01/47 5,304
Iowa Finance Authority Revenue Bonds
i
940 4.000 07/01/48 1,002
Xenia Rural Water District Revenue Bonds
i
3,000 5.000 12/01/28 3,492
32,605

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 573
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kansas - 0.4%
Crawford County Unified School District General Obligation Unlimited(µ)
i(µ)
650 5.000 09/01/35 777
Kansas Municipal Energy Agency Revenue Bonds(µ)
i(µ)
1,110 5.000 04/01/31 1,315
Kansas Municipal Energy Agency Revenue Bonds(µ)
i(µ)
1,000 5.000 04/01/32 1,178
Kansas Municipal Energy Agency Revenue Bonds(µ)
i(µ)
1,000 5.000 04/01/38 1,151
University of Kansas Hospital Authority Revenue Bonds
i
2,775 4.000 03/01/36 3,033
University of Kansas Hospital Authority Revenue Bonds
i
2,500 4.000 03/01/37 2,721
Wyandotte County City Unified Government Revenue Bonds
i
1,900 4.500 06/01/40 1,649
11,824
Kentucky - 1.0%
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)
i(µ)(Ê)
980 1.809 11/01/27 942
Kentucky Economic Development Finance Authority Revenue Bonds
i
2,750 5.000 06/01/23 2,941
Kentucky Economic Development Finance Authority Revenue Bonds
i
1,935 4.000 07/01/31 1,797
Kentucky Economic Development Finance Authority Revenue Bonds
i
145 5.000 08/01/35 160
Kentucky Economic Development Finance Authority Revenue Bonds
i
145 5.000 08/01/36 158
Kentucky Property & Building Commission Revenue Bonds
i
1,900 5.000 11/01/25 2,139
Kentucky Property & Building Commission Revenue Bonds(µ)
i(µ)
2,750 5.000 05/01/31 3,144
Kentucky Property & Building Commission Revenue Bonds(µ)
i(µ)
2,000 5.000 05/01/32 2,274
Kentucky Public Energy Authority Revenue Bonds(ae)(~)(Ê)
i(ae)(Ê)
5,625 4.000 12/01/49 5,963
Louisville/Jefferson County Metropolitan Government Revenue Bonds
i
780 5.000 10/01/32 873
Louisville/Jefferson County Metropolitan Government Revenue Bonds
i
2,100 5.000 10/01/33 2,341
Louisville/Jefferson County Metropolitan Government Revenue Bonds
i
3,000 4.000 10/01/34 3,135
Louisville/Jefferson County Metropolitan Government Revenue Bonds
i
2,350 4.000 10/01/40 2,372
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
i
505 5.000 05/15/30 533
28,772
Louisiana - 2.4%
Bossier Parish School Board General Obligation Unlimited
i(µ)
275 5.000 03/01/21 284
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
i
1,455 5.000 12/01/26 1,633
City of New Orleans Sewerage Service Revenue Bonds
i
1,000 5.000 06/01/35 1,138
City of Shreveport General Obligation Unlimited(µ)
i(µ)
2,000 5.000 08/01/28 2,438
City of Shreveport Water & Sewer Revenue Bonds(µ)
i(µ)
1,020 5.000 12/01/31 1,250
City of Shreveport Water & Sewer Revenue Bonds(µ)
i(µ)
3,955 5.000 12/01/32 4,609
City of Shreveport Water & Sewer Revenue Bonds(µ)
i(µ)
1,000 5.000 12/01/33 1,153
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)
)(Ê)
24,130 1.130 08/01/35 24,130
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 250 1.130 12/01/40 250
Jefferson Sales Tax District Revenue Bonds(µ)
i(µ)
1,825 5.000 12/01/34 2,278
Lafayette Consolidated Government Revenue Bonds(µ)
i(µ)
700 5.000 11/01/29 824
Louisiana Housing Corp. Revenue Bonds
i
1,825 4.500 12/01/47 1,979
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
i(µ)
2,500 5.000 10/01/28 3,102
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
i
3,250 3.500 11/01/32 3,019
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
i(µ)
470 5.000 10/01/33 564
Louisiana Public Facilities Authority Revenue Bonds(µ)
i(µ)
1,615 5.000 09/01/29 1,836
Louisiana Public Facilities Authority Revenue Bonds
i
595 5.000 11/01/33 646
Louisiana Public Facilities Authority Revenue Bonds
i
100 4.000 07/01/44 105
Louisiana Public Facilities Authority Revenue Bonds
i
100 4.000 07/01/49 102
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,740 2.000 06/01/37 1,559
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,440 2.100 06/01/37 2,144

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 3,265 2.200 06/01/37 2,711
Red River Parish School Board General Obligation Unlimited
i
570 5.000 03/01/27 698
Red River Parish School Board General Obligation Unlimited
i
630 5.000 03/01/28 772
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
i
7,000 5.000 05/01/21 7,274
State of Louisiana General Obligation Unlimited(ae)
i(ae)
2,760 5.000 08/01/22 3,024
State of Louisiana Revenue Bonds
i
1,300 5.000 06/15/28 1,485
71,007
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds
i
3,225 5.000 07/01/42 3,406
Maryland - 0.6%
Baltimore Convention Center Hotel Revenue Bonds
i
2,000 5.000 09/01/32 1,726
Baltimore Convention Center Hotel Revenue Bonds
i
1,000 5.000 09/01/36 863
Baltimore Research Park Project Revenue Bonds
i
85 4.000 01/01/32 92
Baltimore Research Park Project Revenue Bonds
i
70 4.000 01/01/33 75
Baltimore Research Park Project Revenue Bonds
i
85 4.000 01/01/34 90
Baltimore Research Park Project Revenue Bonds
i
75 4.000 01/01/35 79
Baltimore Research Park Project Revenue Bonds
i
80 4.000 01/01/36 84
Baltimore Research Park Project Revenue Bonds
i
90 4.000 01/01/37 94
Baltimore Research Park Project Revenue Bonds
i
145 4.000 01/01/38 150
Baltimore Research Park Project Revenue Bonds
i
195 4.000 01/01/39 201
Baltimore Research Park Project Revenue Bonds
i
200 4.000 01/01/40 205
County of Frederick Tax Allocation
i
890 3.250 07/01/29 802
Maryland Community Development Administration Revenue Bonds
i
4,405 4.500 09/01/48 4,785
Maryland Economic Development Corp. Revenue Bonds
i
1,500 5.000 06/01/35 1,486
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)
i(~)(Ê)
2,175 1.090 04/01/35 2,175
Prince George County General Obligation Limited
i
480 4.000 09/01/32 523
Prince George County General Obligation Limited
i
185 4.000 09/01/33 202
State of Maryland Department of Transportation Revenue Bonds
i
3,025 4.000 09/01/27 3,580
17,212
Massachusetts - 1.2%
City of Boston General Obligation Unlimited
i
2,015 5.000 04/01/25 2,379
Commonwealth of Massachusetts General Obligation Limited(µ)
i(µ)
1,000 5.500 08/01/30 1,336
Commonwealth of Massachusetts General Obligation Limited
i
1,095 5.000 12/01/36 1,306
Commonwealth of Massachusetts General Obligation Limited(ae)
i
1,290 5.000 12/01/41 1,356
Commonwealth of Massachusetts General Obligation Limited
i
4,000 4.000 05/01/39 4,468
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)
i(µ)(Ê)
3,425 1.849 05/01/37 3,295
Massachusetts Bay Transportation Authority Revenue Bonds
i
9,000 1.127 07/01/21 8,885
Massachusetts Clean Water Trust (The) Revenue Bonds
i(~)(Ê)
5,000 3.900 08/01/23 5,226
Massachusetts Development Finance Agency Revenue Bonds(Þ)
i(Þ)
410 4.000 11/15/23 391
Massachusetts Development Finance Agency Revenue Bonds
i
1,000 5.000 10/01/25 1,006
Massachusetts Development Finance Agency Revenue Bonds(Þ)
i(Þ)
300 5.000 11/15/28 286
Massachusetts Development Finance Agency Revenue Bonds
i
1,675 5.000 07/01/31 1,792
Massachusetts Development Finance Agency Revenue Bonds
i
175 5.000 07/01/38 193
Massachusetts Development Finance Agency Revenue Bonds
i
400 5.000 07/01/39 441
Massachusetts Housing Finance Agency Revenue Bonds
i
1,895 4.000 12/01/48 2,017
34,377
Michigan - 4.3%
Allendale Public School District General Obligation Unlimited
i
2,600 5.000 05/01/22 2,791
Allendale Public School District General Obligation Unlimited
i
2,715 5.000 05/01/23 3,019

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 575
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Area School District General Obligation Unlimited
i
1,525 5.000 05/01/26 1,696
City of Detroit General Obligation Unlimited
i
1,000 5.000 04/01/21 1,009
City of Detroit General Obligation Unlimited
i
850 5.000 04/01/22 863
City of Detroit General Obligation Unlimited
i
850 5.000 04/01/23 867
City of Detroit General Obligation Unlimited
i
200 5.000 04/01/24 204
City of Detroit Sewage Disposal System Revenue Bonds
i
3,500 5.000 07/01/32 3,724
City of Detroit Sewage Disposal System Revenue Bonds
i(µ)
15,000 5.000 07/01/35 15,652
County of Wayne General Obligation Limited(µ)
i(µ)
2,815 5.000 02/01/34 2,823
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)
i(µ)
700 5.000 07/01/30 782
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)
i(µ)
1,785 5.000 07/01/31 1,991
Downriver Utility Wastewater Authority Revenue Bonds(µ)
i(µ)
895 5.000 04/01/28 1,097
Eastern Michigan University Revenue Bonds(µ)
i(µ)
740 5.000 03/01/30 837
Eastern Michigan University Revenue Bonds(µ)
i(µ)
2,000 5.000 03/01/31 2,251
Eastern Michigan University Revenue Bonds(µ)
i(µ)
1,000 5.000 03/01/33 1,113
Grand Rapids Public Schools General Obligation Unlimited(µ)
i(µ)
2,430 5.000 05/01/34 2,847
Grand Rapids Public Schools General Obligation Unlimited(µ)
i(µ)
1,000 5.000 11/01/34 1,231
Grand Rapids Public Schools General Obligation Unlimited(µ)
i(µ)
1,000 5.000 05/01/35 1,170
Grand Traverse County Hospital Finance Authority Revenue Bonds
i
150 5.000 07/01/25 172
Grand Traverse County Hospital Finance Authority Revenue Bonds
i
365 5.000 07/01/26 425
Grand Traverse County Hospital Finance Authority Revenue Bonds
i
130 5.000 07/01/27 154
Grand Traverse County Hospital Finance Authority Revenue Bonds
i
100 5.000 07/01/28 120
Grand Traverse County Hospital Finance Authority Revenue Bonds
i
325 5.000 07/01/29 389
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
i
1,000 5.000 07/01/26 1,192
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
i
6,975 5.000 07/01/29 8,729
Great Lakes Water Authority Sewage Disposal System Revenue Bonds(µ)
i(µ)
1,000 4.000 07/01/33 1,106
Great Lakes Water Authority Water Supply System Revenue Bonds
i
110 5.000 07/01/27 132
Hudsonville Public Schools General Obligation Unlimited
i
1,185 4.000 05/01/36 1,348
Hudsonville Public Schools General Obligation Unlimited
i
1,565 4.000 05/01/38 1,768
Hudsonville Public Schools General Obligation Unlimited
i
1,060 4.000 05/01/39 1,192
Imlay City Community Schools General Obligation Unlimited
i
500 4.000 05/01/37 572
Kalamazoo Hospital Finance Authority Revenue Bonds
i
1,500 4.000 05/15/31 1,598
Karegnondi Water Authority Revenue Bonds
i
855 5.000 11/01/34 1,021
Karegnondi Water Authority Revenue Bonds
i
1,000 5.000 11/01/35 1,186
Karegnondi Water Authority Revenue Bonds
i
1,400 5.000 11/01/37 1,620
Leland Public Schools General Obligation Unlimited
i(µ)
1,180 4.000 05/01/43 1,297
Michigan Finance Authority Revenue Bonds
i
600 5.000 12/01/20 612
Michigan Finance Authority Revenue Bonds
i(ae)
1,560 5.000 12/01/21 1,655
Michigan Finance Authority Revenue Bonds
i
1,230 5.000 02/01/22 1,239
Michigan Finance Authority Revenue Bonds
i
770 5.000 12/01/22 816
Michigan Finance Authority Revenue Bonds
i
655 5.000 12/01/23 706
Michigan Finance Authority Revenue Bonds
i
2,000 5.000 04/01/25 2,312
Michigan Finance Authority Revenue Bonds
i
3,000 5.250 02/01/27 3,077
Michigan Finance Authority Revenue Bonds
i
1,000 5.000 11/01/27 1,067
Michigan Finance Authority Revenue Bonds
i
4,655 5.000 07/01/28 5,040
Michigan Finance Authority Revenue Bonds
i
1,660 5.000 12/01/28 1,985
Michigan Finance Authority Revenue Bonds
i
1,385 5.000 07/01/29 1,495
Michigan Finance Authority Revenue Bonds
i
3,000 5.000 11/15/29 3,332
Michigan Finance Authority Revenue Bonds
i
1,000 5.000 07/01/30 1,101

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Finance Authority Revenue Bonds
i
1,500 5.000 02/15/35 1,762
Michigan Finance Authority Revenue Bonds
i
500 5.000 07/01/35 554
Michigan Finance Authority Revenue Bonds
i
1,500 4.000 11/15/36 1,540
Michigan Finance Authority Revenue Bonds
i
585 5.000 12/01/36 607
Michigan State Housing Development Authority Revenue Bonds
i
4,790 4.250 06/01/49 5,154
Michigan State Housing Development Authority Revenue Bonds
i
6,905 4.250 12/01/49 7,428
Michigan Tobacco Settlement Finance Authority Revenue Bonds
i
2,525 5.125 06/01/22 2,527
Novi Community School District General Obligation Unlimited
i
1,250 5.000 05/01/33 1,587
Novi Community School District General Obligation Unlimited
i
1,475 5.000 05/01/34 1,861
Novi Community School District General Obligation Unlimited
i
1,365 5.000 05/01/37 1,688
Novi Community School District General Obligation Unlimited
i
1,425 5.000 05/01/39 1,750
University of Michigan Revenue Bonds(ae)(Ê)
i(ae)(Ê)
2,350 1.390 04/01/33 2,329
Wayne County Airport Authority Revenue Bonds
i
435 5.000 12/01/29 485
Wayne County Airport Authority Revenue Bonds(µ)
i(µ)
3,915 5.000 12/01/39 4,283
127,980
Minnesota - 0.4%
City of Crookston Revenue Bonds
i
2,410 5.000 05/01/34 2,335
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds
i
2,465 5.000 11/15/28 3,006
City of St. Cloud Revenue Bonds
i
650 5.000 05/01/48 721
City of St. Cloud Revenue Bonds
i
250 4.000 05/01/49 256
Duluth Independent School District No. 709 Certificate of Participation
i
320 5.000 02/01/22 340
Duluth Independent School District No. 709 Certificate of Participation
i
400 5.000 02/01/23 439
Duluth Independent School District No. 709 Certificate of Participation
i
395 5.000 02/01/26 468
Minnesota Higher Education Facilities Authority Revenue Bonds
i
25 4.000 12/01/26 26
Minnesota Higher Education Facilities Authority Revenue Bonds
i
30 4.000 12/01/27 31
Minnesota Higher Education Facilities Authority Revenue Bonds
i
1,010 5.000 10/01/28 1,158
Minnesota Higher Education Facilities Authority Revenue Bonds
i
35 4.000 12/01/28 35
Minnesota Higher Education Facilities Authority Revenue Bonds
i
1,015 5.000 10/01/29 1,154
Minnesota Higher Education Facilities Authority Revenue Bonds
i
20 4.000 12/01/29 20
Minnesota Higher Education Facilities Authority Revenue Bonds
i
40 4.000 12/01/30 40
Minnesota Higher Education Facilities Authority Revenue Bonds
i
585 5.000 10/01/31 655
Minnesota Higher Education Facilities Authority Revenue Bonds
i
30 4.000 12/01/31 30
St. Paul Housing & Redevelopment Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,300 2.200 09/01/21 2,299
13,013
Mississippi - 3.9%
Mississippi Business Finance Corp. Revenue Bonds
i
1,150 2.500 04/01/22 1,153
Mississippi Business Finance Corp. Revenue Bonds
i(~)(Ê)
30,610 0.440 12/01/30 30,610
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
i(Ê)
425 1.090 12/01/30 425
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
i(~)(Ê)
42,650 1.130 12/01/30 42,650
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
i(Ê)
21,230 0.440 11/01/35 21,230
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,030 2.750 12/01/40 1,035
Mississippi Development Bank Revenue Bonds(µ)
i(µ)
1,000 5.000 04/01/28 1,129
Mississippi Development Bank Revenue Bonds
i
200 5.000 04/01/32 247
Mississippi Development Bank Revenue Bonds(µ)
i(µ)
1,000 5.000 03/01/34 1,115
Mississippi Development Bank Revenue Bonds(µ)
i(µ)
450 4.000 04/01/37 496
Mississippi Development Bank Revenue Bonds(µ)
i(µ)
700 4.000 04/01/38 767
Mississippi Development Bank Revenue Bonds
i
6,750 5.000 03/01/43 7,882
Mississippi Home Corp. Revenue Bonds
i
940 4.000 12/01/44 998
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
i
2,000 5.000 09/01/36 2,095

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 577
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Mississippi General Obligation Unlimited
i
4,250 4.000 10/01/36 4,806
116,638
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds
i
1,000 5.000 03/01/30 1,069
City of Springfield Board of Public Utilities Revenue Bonds
i
2,250 3.250 08/01/27 2,468
County of Boone Missouri Revenue Bonds
i
2,760 5.000 08/01/30 2,933
County of Boone Missouri Revenue Bonds
i
1,700 4.000 08/01/33 1,667
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
i
100 4.000 02/15/37 108
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
i
125 4.000 02/15/38 135
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
i
100 4.000 02/15/39 107
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
i
350 4.000 02/15/44 366
Industrial Development Authority of the City of St. Louis Revenue Bonds
i
595 4.375 11/15/35 519
Kansas City Revenue Bonds
i
1,185 5.000 09/01/26 1,188
Kansas City Revenue Bonds
i
1,000 5.000 09/01/28 1,003
Kansas City Revenue Bonds
i
1,000 5.000 09/01/29 1,003
Lees Summit Industrial Development Authority Revenue Bonds
i
1,550 5.000 08/15/36 1,362
Maryland Heights Industrial Development Authority Revenue Bonds
i
1,425 4.375 03/15/30 1,032
Missouri Public Utilities Commission Revenue Notes
i
2,600 1.500 03/01/21 2,603
St. Louis Municipal Library District Certificate of Participation
i(µ)
250 4.000 03/15/29 293
St. Louis Municipal Library District Certificate of Participation
i(µ)
225 4.000 03/15/30 265
St. Louis Municipal Library District Certificate of Participation
i(µ)
360 4.000 03/15/31 419
St. Louis Municipal Library District Certificate of Participation
i(µ)
300 4.000 03/15/33 341
St. Louis Municipal Library District Certificate of Participation
i(µ)
255 4.000 03/15/35 285
19,166
Montana - 0.2%
Montana Finance Authority Health Facilities Revenue Bonds
i
640 5.000 07/01/28 756
Montana Finance Authority Health Facilities Revenue Bonds
i
410 5.000 06/01/33 468
Montana Finance Authority Health Facilities Revenue Bonds
i
1,000 5.000 06/01/34 1,139
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited
i
650 5.000 07/01/25 766
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited
i
1,335 5.000 07/01/26 1,610
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited
i
1,460 5.000 07/01/27 1,800
6,539
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,900 4.000 08/01/25 2,055
Central Plains Energy Project Revenue Bonds
i
2,500 5.000 09/01/26 2,811
Central Plains Energy Project Revenue Bonds
i
2,000 5.000 09/01/30 2,361
Central Plains Energy Project Revenue Bonds
i
1,565 5.000 09/01/32 1,660
Nebraska Public Power District Revenue Bonds
i
380 5.000 01/01/29 403
9,290
Nevada - 0.6%
City of North Las Vegas General Obligation Limited(µ)
i(µ)
2,430 5.000 06/01/30 3,023
City of Reno General Obligation Limited
i
1,000 5.000 06/01/22 1,079
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ)
i(Þ)
2,000 2.500 06/15/24 1,924
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ)
i(Þ)
895 2.750 06/15/28 816
Clark County General Obligation Unlimited
i
2,555 5.000 06/01/33 3,070
Clark County School District General Obligation Limited(µ)
i(µ)
1,255 5.000 06/15/30 1,556
Clark County School District General Obligation Limited(µ)
i(µ)
2,500 4.000 06/15/35 2,790
Las Vegas Convention and Visitors Authority Revenue Bonds
i
1,300 5.000 07/01/31 1,361
Nevada Department of Business & Industry Revenue Bonds(Þ)
i(Þ)
270 3.125 07/15/22 263

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Nevada Department of Business & Industry Revenue Bonds(Þ)
i(Þ)
340 5.000 07/15/27 345
Nevada Department of Business & Industry Revenue Bonds(Þ)
i(Þ)
710 4.500 12/15/29 687
Truckee Meadows Water Authority Revenue Bonds
i
1,600 5.000 07/01/37 1,880
18,795
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
840 2.800 10/01/33 863
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
2,205 5.000 06/01/28 2,788
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,730 5.000 08/01/32 1,976
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
765 5.000 08/01/33 869
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,500 5.000 01/01/34 1,667
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
810 5.000 08/01/34 918
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
845 5.000 08/01/35 953
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,825 5.000 01/01/36 2,024
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
895 5.000 08/01/36 1,006
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,615 5.000 01/01/37 1,790
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
935 5.000 08/01/37 1,048
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
985 5.000 08/01/38 1,101
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,035 5.000 08/01/39 1,154
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
i
1,090 5.000 08/01/40 1,213
19,370
New Jersey - 5.3%
Buena Regional School District General Obligation Unlimited(µ)
i(µ)
300 4.000 08/01/32 330
Buena Regional School District General Obligation Unlimited(µ)
i(µ)
320 4.000 08/01/33 350
Buena Regional School District General Obligation Unlimited(µ)
i(µ)
340 4.000 08/01/34 371
Buena Regional School District General Obligation Unlimited(µ)
i(µ)
360 4.000 08/01/35 392
Buena Regional School District General Obligation Unlimited(µ)
i(µ)
385 4.000 08/01/36 418
Camden County Improvement Authority Revenue Bonds
i
2,000 5.000 02/15/28 2,156
City of Atlantic City General Obligation Unlimited(µ)
i(µ)
500 5.000 03/01/25 577
City of Atlantic City General Obligation Unlimited(µ)
i(µ)
450 5.000 03/01/26 531
City of Atlantic City General Obligation Unlimited(µ)
i(µ)
750 5.000 03/01/32 881
City of Bayonne General Obligation Unlimited(µ)
i(µ)
1,500 5.000 07/01/33 1,745
City of Bayonne General Obligation Unlimited(µ)
i(µ)
1,865 5.000 07/01/34 2,166
City of Trenton General Obligation Unlimited(µ)
i(µ)
1,510 5.000 07/15/23 1,670
County of Cape May General Obligation Unlimited
i
2,235 4.000 10/01/26 2,572
Garden State Preservation Trust Revenue Bonds
i
5,000 5.000 11/01/20 5,098
Jersey City General Obligation Unlimited
i
450 5.000 11/01/31 544
New Jersey Building Authority Revenue Bonds(µ)
i(µ)
580 5.000 06/15/28 623
New Jersey Economic Development Authority Revenue Bonds
i
2,765 5.000 06/15/20 2,769
New Jersey Economic Development Authority Revenue Bonds
i
75 5.000 06/15/21 77
New Jersey Economic Development Authority Revenue Bonds
i
2,045 5.000 06/15/23 2,157
New Jersey Economic Development Authority Revenue Bonds(µ)
i(µ)
700 5.500 09/01/24 740
New Jersey Economic Development Authority Revenue Bonds(µ)
i(µ)
515 5.250 07/01/26 545
New Jersey Economic Development Authority Revenue Bonds
i
795 5.000 07/01/27 841
New Jersey Economic Development Authority Revenue Bonds(µ)
i(µ)
2,005 5.000 07/01/28 2,176
New Jersey Economic Development Authority Revenue Bonds
i
1,720 5.000 06/15/29 1,746
New Jersey Economic Development Authority Revenue Bonds
i
350 3.000 06/01/32 364
New Jersey Economic Development Authority Revenue Bonds
i
665 5.000 06/01/32 800
New Jersey Economic Development Authority Revenue Bonds
i
4,975 5.000 06/15/36 5,008
New Jersey Economic Development Authority Revenue Bonds
i
1,000 5.000 06/15/37 1,006

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Educational Facilities Authority Revenue Bonds(µ)
i(µ)
450 5.000 07/01/32 505
New Jersey Educational Facilities Authority Revenue Bonds(µ)
i(µ)
3,085 5.000 07/01/33 3,558
New Jersey Educational Facilities Authority Revenue Bonds
i
950 5.000 07/01/36 914
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
1,035 5.000 07/01/20 1,042
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)
i(µ)
1,000 5.000 07/01/27 1,069
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
1,000 5.000 07/01/28 1,175
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
2,180 5.000 07/01/29 2,571
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
300 5.000 07/01/30 337
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
1,000 5.000 07/01/31 1,156
New Jersey Health Care Facilities Financing Authority Revenue Bonds
i
1,000 4.000 07/01/35 1,055
New Jersey Health Care Facilities Financing Authority Revenue Bonds(~)(ae)(Ê)
(Ê)
1,610 5.000 07/01/43 1,777
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
i
4,175 4.750 10/01/50 4,579
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
i(µ)
145 5.250 12/15/21 149
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
1,825 2.493 12/15/26 1,450
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
2,325 5.000 06/15/29 2,496
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
1,125 2.871 12/15/29 782
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
735 5.000 06/15/30 783
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
5,585 5.000 06/15/31 5,909
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
i(µ)
1,840 2.851 12/15/31 1,225
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
790 4.000 12/15/31 749
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
950 5.000 12/15/33 957
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
2,225 5.000 12/15/34 2,243
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
i(µ)
5,000 3.060 12/15/35 2,603
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
790 5.000 12/15/35 796
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
5,030 5.591 12/15/35 2,575
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
650 5.250 06/15/36 652
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
14,860 3.291 12/15/36 7,228
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
1,000 5.000 12/15/36 1,006
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
23,510 3.499 12/15/38 10,307
New Jersey Transportation Trust Fund Authority Revenue Bonds
i
685 4.250 12/15/38 651
New Jersey Turnpike Authority Revenue Bonds
i
2,050 5.000 01/01/22 2,179
New Jersey Turnpike Authority Revenue Bonds
i
900 5.000 01/01/23 998
New Jersey Turnpike Authority Revenue Bonds
i
3,155 5.000 01/01/24 3,425
New Jersey Turnpike Authority Revenue Bonds(ae)
i(ae)
2,330 5.000 01/01/27 2,545
New Jersey Turnpike Authority Revenue Bonds
i
3,375 5.000 01/01/32 3,842
New Jersey Turnpike Authority Revenue Bonds
i
2,000 5.000 01/01/33 2,290
South Jersey Port Corp. Revenue Bonds(µ)
i(µ)
200 5.000 11/01/28 226
South Jersey Port Corp. Revenue Bonds(µ)
i(µ)
2,000 5.000 11/01/29 2,269
South Jersey Port Corp. Revenue Bonds(µ)
i(µ)
1,000 5.000 11/01/30 1,127
State of New Jersey General Obligation Unlimited(Þ)
i(Þ)
15,000 4.000 09/25/20 14,999
State of New Jersey General Obligation Unlimited
i
7,500 5.000 06/01/39 8,649
State of New Jersey General Obligation Unlimited
i
7,500 5.000 06/01/40 8,633
Tobacco Settlement Financing Corp. Revenue Bonds
i
4,375 3.200 06/01/27 4,364
156,498
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds
i
800 2.250 07/01/23 744
New Mexico Mortgage Finance Authority Revenue Bonds
i
2,640 4.250 07/01/49 2,833
New Mexico Mortgage Finance Authority Revenue Bonds
i
1,985 3.750 01/01/50 2,104
5,681

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York - 5.8%
Albany Capital Resource Corp. Revenue Bonds
i
1,570 4.000 06/01/29 1,474
Amherst Development Corp. Revenue Bonds
i
600 5.000 10/01/25 634
Amherst Development Corp. Revenue Bonds
i
630 5.000 10/01/26 670
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds
i(ae)
1,350 5.750 04/01/21 1,409
Build NYC Resource Corp. Revenue Bonds
i
500 5.000 08/01/29 576
Build NYC Resource Corp. Revenue Bonds
i
700 5.000 08/01/30 801
Build NYC Resource Corp. Revenue Bonds
i
600 5.000 08/01/32 680
Build NYC Resource Corp. Revenue Bonds
i
500 5.000 08/01/33 564
City of New York General Obligation Unlimited
i
2,550 5.000 08/01/21 2,663
City of New York General Obligation Unlimited
i
2,445 5.000 08/01/22 2,632
City of New York General Obligation Unlimited
i
6,420 5.000 08/01/23 7,100
City of Yonkers General Obligation Limited
i
4,500 2.000 06/29/20 4,503
City of Yonkers General Obligation Limited(µ)
i(µ)
1,200 5.000 05/01/31 1,519
City of Yonkers General Obligation Limited(µ)
i(µ)
2,250 5.000 05/01/32 2,823
City of Yonkers General Obligation Limited(µ)
i(µ)
3,895 5.000 05/01/33 4,855
City of Yonkers General Obligation Limited(µ)
i(µ)
1,990 4.000 05/01/35 2,251
City of Yonkers General Obligation Limited(µ)
i(µ)
2,180 4.000 05/01/37 2,413
County of Monroe General Obligation Limited(µ)
i(µ)
1,000 5.000 06/01/21 1,044
County of Nassau General Obligation Limited(µ)
i(µ)
3,190 5.000 04/01/35 3,949
Hudson Yards Infrastructure Corp. Revenue Bonds
i
7,495 5.000 02/15/35 8,721
Hudson Yards Infrastructure Corp. Revenue Bonds
i
4,740 5.000 02/15/37 5,477
Hudson Yards Infrastructure Corp. Revenue Bonds
i
5,260 5.000 02/15/38 6,062
Hudson Yards Infrastructure Corp. Revenue Bonds
i
300 4.000 02/15/44 318
Long Island Power Authority Electrical Systems Revenue Bonds
i
1,000 5.000 09/01/32 1,173
Long Island Power Authority Electrical Systems Revenue Bonds
i
750 5.000 09/01/33 876
Long Island Power Authority Electrical Systems Revenue Bonds
i
1,000 5.000 09/01/34 1,163
Long Island Power Authority Electrical Systems Revenue Bonds
i
1,250 5.000 09/01/35 1,447
Long Island Power Authority Electrical Systems Revenue Bonds
i
1,825 5.000 09/01/37 2,096
Long Island Power Authority Revenue Bonds(ae)(Ê)
i(ae)(Ê)
2,700 1.997 05/01/33 2,672
Long Island Power Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,000 1.650 09/01/49 1,936
Metropolitan Transportation Authority Revenue Bonds
i
6,000 4.000 07/01/20 5,983
Metropolitan Transportation Authority Revenue Bonds
i
590 4.000 02/01/22 579
Metropolitan Transportation Authority Revenue Bonds
i
1,440 5.000 11/15/24 1,443
Metropolitan Transportation Authority Revenue Bonds
i
8,385 5.000 11/15/25 8,401
Metropolitan Transportation Authority Revenue Bonds
i
155 5.000 11/15/27 155
Metropolitan Transportation Authority Revenue Bonds(ae)
i(ae)
4,095 5.000 11/15/28 4,826
Metropolitan Transportation Authority Revenue Bonds
i
100 5.000 11/15/29 100
Metropolitan Transportation Authority Revenue Bonds
i
100 5.250 11/15/31 102
Metropolitan Transportation Authority Revenue Bonds
i
340 4.000 11/15/32 322
New York City Housing Development Corp. Revenue Bonds
i
1,560 3.500 02/15/48 1,618
New York City Industrial Development Agency Revenue Bonds(µ)
i(µ)
1,535 5.000 01/01/31 1,513
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
i
900 5.000 11/01/20 919
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
i
2,175 5.000 05/01/21 2,265
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
i
1,000 5.000 08/01/39 1,116
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
i
2,250 4.000 11/01/40 2,440
New York City Trust for Cultural Resources Revenue Bonds
i
940 5.000 07/01/21 965
New York City Water & Sewer System Revenue Bonds
i
4,050 4.000 06/15/40 4,443
New York Liberty Development Corp. Revenue Bonds
i
3,000 2.450 09/15/69 2,805

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 581
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds
i
725 5.000 05/15/23 781
New York State Dormitory Authority Revenue Bonds
i(ae)
6,790 5.000 07/01/23 7,685
New York State Dormitory Authority Revenue Bonds(µ)
i(µ)
430 5.250 07/01/23 472
New York State Dormitory Authority Revenue Bonds
i
6,725 5.000 12/15/23 7,382
New York State Dormitory Authority Revenue Bonds
i
1,000 5.000 08/01/27 1,082
New York State Dormitory Authority Revenue Bonds
i
100 5.000 07/01/32 120
New York State Dormitory Authority Revenue Bonds
i
3,300 5.000 10/01/32 3,856
New York State Dormitory Authority Revenue Bonds
i
1,465 5.000 07/01/33 1,763
New York State Dormitory Authority Revenue Bonds
i
710 5.000 07/01/34 835
New York State Dormitory Authority Revenue Bonds
i
95 5.000 07/01/35 111
New York State Dormitory Authority Revenue Bonds
i
85 5.000 07/01/36 98
New York State Dormitory Authority Revenue Bonds
i
70 4.000 09/01/36 69
New York State Dormitory Authority Revenue Bonds
i
100 4.000 09/01/37 98
New York State Dormitory Authority Revenue Bonds
i
6,035 4.000 07/01/38 6,609
New York State Dormitory Authority Revenue Bonds
i
75 4.000 09/01/38 74
New York State Dormitory Authority Revenue Bonds
i
1,000 5.000 10/01/38 1,193
New York State Dormitory Authority Revenue Bonds
i
85 4.000 09/01/39 83
New York State Dormitory Authority Revenue Bonds
i
105 4.000 07/01/40 110
New York State Dormitory Authority Revenue Bonds
i
100 4.000 09/01/40 98
New York State Dormitory Authority Revenue Bonds
i
110 5.000 07/01/41 122
New York State Dormitory Authority Revenue Bonds
i
435 4.000 07/01/45 442
New York State Dormitory Authority Revenue Bonds
i
2,750 4.000 02/15/47 2,945
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
1,500 5.000 12/01/30 1,841
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
1,500 5.000 12/01/31 1,827
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
60 4.000 12/01/32 66
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
70 4.000 12/01/33 77
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
60 4.000 12/01/34 66
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
60 4.000 12/01/35 65
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
75 4.000 12/01/36 82
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
60 4.000 12/01/37 65
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
60 4.000 12/01/38 65
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
180 3.000 12/01/39 172
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
120 3.000 12/01/40 114
Oneida County Local Development Corp. Revenue Bonds(µ)
i(µ)
240 4.000 12/01/49 254
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
i
3,295 4.250 10/01/47 3,527
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)
i(µ)
1,000 5.500 11/15/20 1,024
Triborough Bridge & Tunnel Authority Revenue Bonds
i
5,000 5.000 11/15/33 5,863
Troy Capital Resource Corp. Revenue Bonds
i
1,000 5.000 09/01/20 1,014
TSASC, Inc. New York Revenue Bonds
i
1,500 5.000 06/01/29 1,696
Westchester County Local Development Corp. Revenue Bonds
i
280 5.000 07/01/20 281
Westchester County Local Development Corp. Revenue Bonds
i
425 5.000 07/01/21 434
Westchester County Local Development Corp. Revenue Bonds
i
1,350 5.000 05/01/34 1,425
170,482
North Carolina - 1.2%
North Carolina Capital Facilities Finance Agency Revenue Bonds
i
9,525 5.000 10/01/41 10,151
North Carolina Capital Facilities Finance Agency Revenue Bonds
i
7,490 5.000 10/01/44 8,301
North Carolina Housing Finance Agency Revenue Bonds
i
3,740 4.250 07/01/47 4,020
North Carolina Housing Finance Agency Revenue Bonds
i
3,995 4.000 01/01/50 4,280
North Carolina Medical Care Commission Revenue Bonds
i
250 4.000 01/01/25 245

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Medical Care Commission Revenue Bonds
i
240 4.000 01/01/26 234
North Carolina Medical Care Commission Revenue Bonds
i
565 5.000 01/01/27 579
North Carolina Medical Care Commission Revenue Bonds
i
790 5.000 01/01/28 811
North Carolina Medical Care Commission Revenue Bonds
i
560 5.000 01/01/29 575
North Carolina Medical Care Commission Revenue Bonds
i
655 5.000 01/01/30 667
North Carolina Medical Care Commission Revenue Bonds
i
700 5.000 10/01/30 709
North Carolina Medical Care Commission Revenue Bonds
i
625 5.000 01/01/31 632
North Carolina Medical Care Commission Revenue Bonds
i
2,105 5.000 11/01/31 2,328
North Carolina Medical Care Commission Revenue Bonds
i
500 5.000 01/01/38 507
North Carolina Turnpike Authority Revenue Bonds(µ)
i(µ)
1,310 5.000 01/01/28 1,523
35,562
North Dakota - 0.2%
North Dakota Housing Finance Agency Revenue Bonds
i
4,980 4.250 07/01/49 5,339
Ohio - 2.3%
American Municipal Power, Inc. Revenue Bonds
i
875 5.000 02/15/25 1,024
American Municipal Power, Inc. Revenue Bonds
i
140 5.000 02/15/26 167
American Municipal Power, Inc. Revenue Bonds
i
175 5.000 02/15/27 213
American Municipal Power, Inc. Revenue Bonds
i
215 5.000 02/15/28 266
American Municipal Power, Inc. Revenue Bonds
i
165 5.000 02/15/29 207
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
i
60 5.000 06/01/34 70
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
i
2,000 4.000 06/01/37 2,116
City of Columbus General Obligation Unlimited
i
4,685 4.000 04/01/33 5,256
City of Hamilton Electric Revenue Bonds(µ)
i(µ)
700 4.000 10/01/34 780
City of Hamilton Electric Revenue Bonds(µ)
i(µ)
730 4.000 10/01/35 806
City of Hamilton Electric Revenue Bonds(µ)
i(µ)
590 4.000 10/01/36 649
Cleveland Municipal School District General Obligation Unlimited
i
1,100 5.000 12/01/27 1,224
County of Cuyahoga Certificate of Participation
i
14,065 5.000 12/01/27 15,091
County of Cuyahoga Certificate of Participation
i
1,990 5.000 12/01/28 2,134
County of Franklin Revenue Bonds(~)(Ê)
i(~)(ae)(Ê)
8,200 1.050 05/01/20 8,200
County of Hamilton Revenue Bonds
i
1,350 5.000 01/01/31 1,346
County of Miami-Dade Revenue Bonds
i
450 5.000 09/01/36 472
County of Montgomery Ohio Revenue Bonds
i
510 5.750 11/15/22 520
Cuyahoga County Hospital Revenue Bonds
i
7,450 5.000 02/15/37 7,658
Euclid City School District Certificated Participation(µ)
i(µ)
165 4.000 12/01/28 184
Euclid City School District Certificated Participation(µ)
i(µ)
175 4.000 12/01/30 193
Euclid City School District Certificated Participation(µ)
i(µ)
185 4.000 12/01/31 203
Euclid City School District Certificated Participation(µ)
i(µ)
130 4.000 12/01/32 142
Euclid City School District Certificated Participation(µ)
i(µ)
135 4.000 12/01/33 147
Euclid City School District Certificated Participation(µ)
i(µ)
110 4.000 12/01/34 119
Euclid City School District Certificated Participation(µ)
i(µ)
215 4.000 12/01/35 232
Euclid City School District Certificated Participation(µ)
i(µ)
445 4.000 12/01/36 479
Euclid City School District Certificated Participation(µ)
i(µ)
380 4.000 12/01/38 407
Middletown City School District General Obligation Unlimited
i(ae)
5 5.250 12/01/22 6
Ohio Air Quality Development Authority Revenue Bonds
i
1,000 2.875 02/01/26 937
Ohio Higher Educational Facility Commission Revenue Bonds
i
250 5.000 01/01/28 233
Ohio Higher Educational Facility Commission Revenue Bonds
i
520 5.000 07/01/31 582
Ohio Higher Educational Facility Commission Revenue Bonds
i
750 5.000 07/01/33 827
Ohio Higher Educational Facility Commission Revenue Bonds
i
820 5.000 07/01/34 902

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 583
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds
i
695 4.000 07/01/36 713
Ohio Higher Educational Facility Commission Revenue Bonds
i
600 4.000 07/01/37 614
Ohio Housing Finance Agency Revenue Bonds
i
2,790 4.500 09/01/48 3,013
State of Ohio Revenue Bonds
i
3,500 5.000 12/15/22 3,789
State of Ohio Revenue Bonds
i
2,815 5.000 12/15/23 3,048
Toledo-Lucas County Port Authority Revenue Bonds
i
1,965 5.000 07/01/29 2,053
West Carrollton City School District General Obligation Unlimited
i
1,080 4.000 12/01/21 1,132
68,154
Oklahoma - 0.8%
Cache Educational Facilities Authority Revenue Bonds
i
3,570 5.000 09/01/28 4,456
Carter County Public Facilities Authority Revenue Bonds
i
3,625 5.000 09/01/31 4,148
Cleveland County Educational Facilities Authority Revenue Bonds
i
765 5.000 06/01/24 865
Oklahoma Development Finance Authority Revenue Bonds
i
1,000 5.000 08/15/22 1,036
Oklahoma Development Finance Authority Revenue Bonds
i
1,000 5.000 08/15/26 1,067
Oklahoma Development Finance Authority Revenue Bonds
i
2,000 5.000 08/15/28 2,235
Oklahoma Development Finance Authority Revenue Bonds
i
3,000 5.000 08/15/33 3,125
Oklahoma Development Finance Authority Revenue Bonds
i
3,000 5.250 08/15/43 3,114
Oklahoma Housing Finance Agency Revenue Bonds
i
1,530 4.750 09/01/48 1,670
Oklahoma Water Resources Board Revenue Bonds
i
1,500 5.000 04/01/33 1,798
23,514
Oregon - 0.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
i
510 5.000 06/15/20 616
City of Portland Sewer System Revenue Bonds
i
340 5.000 05/01/30 442
Hospital Facilities Authority of Multnomah County Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,130 5.000 03/01/25 1,243
Morrow County School District No. 1 General Obligation Unlimited(µ)
i(µ)
1,955 5.500 06/15/21 2,056
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
1,950 2.400 12/01/40 1,980
Oregon State Facilities Authority Revenue Bonds(Þ)
i(Þ)
750 5.000 10/01/36 674
State of Oregon General Obligation Unlimited
i
500 5.000 12/01/31 604
State of Oregon General Obligation Unlimited
i
2,315 4.250 06/01/49 2,480
Washington Local School District General Obligation Unlimited
i
1,675 4.000 06/15/34 1,963
12,058
Pennsylvania - 5.5%
Allegheny County Higher Education Building Authority Revenue Bonds
i
590 5.000 10/15/20 599
Allegheny County Higher Education Building Authority Revenue Bonds
i
615 5.000 10/15/21 643
Allegheny County Higher Education Building Authority Revenue Bonds
i
790 5.000 10/15/26 827
Allegheny County Higher Education Building Authority Revenue Bonds
i
835 5.000 10/15/27 872
Allegheny County Higher Education Building Authority Revenue Bonds
i
870 5.000 10/15/28 904
Allegheny County Hospital Development Authority Revenue Bonds
i
1,145 5.000 04/01/30 1,334
Allegheny County Sanitary Authority Revenue Bonds
i
1,000 4.000 06/01/35 1,093
Allegheny County Sanitary Authority Revenue Bonds
i
1,235 5.000 06/01/43 1,427
Allentown City School District General Obligation Limited(µ)
i(µ)
2,250 5.000 02/01/31 2,785
Allentown City School District General Obligation Limited(µ)
i(µ)
4,385 5.000 02/01/33 5,341
Allentown City School District General Obligation Limited(µ)
i(µ)
1,000 4.000 02/01/36 1,100
Allentown City School District General Obligation Limited(µ)
i(µ)
2,250 5.000 02/01/37 2,699
Bucks County Industrial Development Authority Revenue Bonds
i
330 5.000 10/01/30 342
Bucks County Industrial Development Authority Revenue Bonds
i
350 5.000 10/01/31 361
Butler County General Authority Revenue Bonds(µ)(Ê)
i(µ)(Ê)
18,370 2.106 10/01/34 17,142
Chester County Industrial Development Authority Special Assessment(Þ)
i(Þ)
275 4.375 03/01/28 253
City of Erie General Obligation Unlimited(µ)
i(µ)
3,750 3.208 11/15/37 2,124

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lancaster General Obligation Unlimited(µ)
i(µ)
375 5.000 05/01/27 457
City of Philadelphia General Obligation Unlimited(ae)
i(ae)
3,210 5.250 07/15/27 3,384
City of Philadelphia General Obligation Unlimited
i
5,000 5.000 08/01/33 5,972
City of Philadelphia General Obligation Unlimited
i
5,000 5.000 08/01/34 5,955
City of Scranton General Obligation Unlimited(Þ)
i(Þ)
1,815 5.000 09/01/21 1,881
City of Scranton General Obligation Unlimited(Þ)
i(Þ)
1,925 5.000 09/01/22 2,039
City of Wilkes-Barre General Obligation Unlimited(µ)
i(µ)
1,000 4.000 11/15/38 1,047
City of York General Obligation Unlimited
i
105 5.000 11/15/24 114
City of York General Obligation Unlimited
i
1,955 5.000 11/15/26 2,187
City of York General Obligation Unlimited
i
1,755 5.000 11/15/27 1,985
Coatesville Area School District Building Authority Revenue Bonds(µ)
i(µ)
425 5.000 12/01/24 467
Coatesville Area School District Building Authority Revenue Bonds(µ)
i(µ)
385 5.000 12/01/25 423
Coatesville Area School District Building Authority Revenue Bonds(µ)
i(µ)
335 5.000 12/01/26 368
Coatesville Area School District Building Authority Revenue Bonds(µ)
i(µ)
360 5.000 12/01/27 394
Commonwealth Financing Authority Revenue Bonds(µ)
i(µ)
13,000 4.000 06/01/39 13,365
Commonwealth of Pennsylvania General Obligation Unlimited
i
6,075 5.000 08/15/23 6,781
County of Luzerne General Obligation Unlimited(µ)
i(µ)
500 5.000 12/15/27 612
Dauphin County General Authority University Revenue Bonds(Þ)
i(Þ)
2,570 4.000 10/15/22 2,512
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
i(µ)
1,120 5.000 11/01/27 1,247
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
i(µ)
1,140 5.000 11/01/28 1,268
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
i(µ)
1,500 5.250 11/01/33 1,678
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê)
i(ae)(Ê)
10,000 2.074 09/01/48 9,847
Erie City Water Authority Revenue Bonds(µ)
i(µ)
1,755 4.000 12/01/36 1,942
Erie City Water Authority Revenue Bonds(µ)
i(µ)
1,075 4.000 12/01/37 1,186
Erie City Water Authority Revenue Bonds(µ)
i(µ)
750 4.000 12/01/38 825
General Authority of Southcentral Pennsylvania Revenue Bonds
i
370 5.000 12/01/28 417
General Authority of Southcentral Pennsylvania Revenue Bonds
i
150 4.000 06/01/44 161
General Authority of Southcentral Pennsylvania Revenue Bonds
i
275 5.000 06/01/44 319
Mifflin County School District General Obligation Limited(µ)
i(µ)
1,000 5.000 09/01/30 1,149
Montgomery County Higher Education & Health Authority Revenue Bonds
i
150 4.000 09/01/37 154
Montgomery County Higher Education & Health Authority Revenue Bonds
i
150 4.000 09/01/38 154
Montgomery County Higher Education & Health Authority Revenue Bonds
i
150 4.000 09/01/39 152
North Allegheny School District General Obligation Limited
i
1,000 4.000 05/01/35 1,128
North Penn Water Authority Revenue Bonds
i
1,190 5.000 11/01/30 1,257
Northampton County General Purpose Authority Revenue Bonds
i
285 5.000 10/01/30 297
Northampton County General Purpose Authority Revenue Bonds
i
150 5.000 10/01/31 155
Northern Tioga School District General Obligation Limited(µ)
i(µ)
650 5.000 04/01/30 787
Pennsylvania Economic Development Financing Authority Revenue Bonds
i
750 5.000 12/01/36 870
Pennsylvania Economic Development Financing Authority Revenue Bonds
i
750 5.000 12/01/38 864
Pennsylvania Economic Development Financing Authority Revenue Bonds
i
1,500 3.000 04/01/39 1,538
Pennsylvania Economic Development Financing Authority Revenue Bonds(µ)
i(µ)
2,630 5.000 12/01/44 3,060
Pennsylvania Higher Education Facilities Authority Revenue Bonds
i
110 5.250 05/01/24 113
Pennsylvania Turnpike Commission Revenue Bonds(µ)
i(µ)
2,195 6.250 06/01/33 2,739
Pennsylvania Turnpike Commission Revenue Bonds
i
4,500 5.250 12/01/44 5,327
Philadelphia Authority for Industrial Development Revenue Bonds
i
560 5.875 06/15/22 571
Philadelphia Authority for Industrial Development Revenue Bonds(µ)
i(µ)
510 5.000 12/01/29 621
Philadelphia Authority for Industrial Development Revenue Bonds
i
2,000 8.000 01/01/33 2,118
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
i
1,250 5.000 07/01/21 1,286

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 585
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
i
500 5.000 07/01/28 551
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
375 4.000 09/01/34 423
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
150 5.000 09/01/34 185
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
75 4.000 09/01/35 84
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
265 5.000 09/01/35 326
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
1,300 5.000 09/01/36 1,593
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
1,300 5.000 09/01/37 1,587
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
i(µ)
1,040 5.000 09/01/38 1,263
School District of Philadelphia (The) General Obligation Limited(µ)
i(µ)
4,495 5.000 09/01/27 5,359
Scranton School District General Obligation Unlimited(µ)
i(µ)
490 5.000 06/01/32 589
Scranton School District General Obligation Unlimited(µ)
i(µ)
330 5.000 12/01/33 391
Scranton School District General Obligation Unlimited(µ)
i(µ)
575 5.000 06/01/34 685
Scranton School District General Obligation Unlimited(µ)
i(µ)
560 5.000 06/01/36 661
Shenandoah Valley School District General Obligation Unlimited(µ)
i(µ)
935 4.000 08/01/26 1,066
State Public School Building Authority Revenue Bonds
i(ae)
3,030 5.000 04/01/22 3,271
State Public School Building Authority Revenue Bonds(µ)
i(µ)
1,000 5.000 06/15/28 1,066
State Public School Building Authority Revenue Bonds(µ)
i(µ)
1,000 5.000 06/15/29 1,064
Stroudsburg Area School District General Obligation Unlimited(µ)
i(µ)
1,950 4.000 06/01/30 2,210
The Berks County Municipal Authority Revenue Bonds
i(ae)(Ê)
935 5.000 02/01/25 1,010
Warrior Run School District/Montour Northumberland Union County General Obligation
Limited
i(µ)
530 4.000 09/01/37 570
West Mifflin School District General Obligation Limited(µ)
i(µ)
1,000 5.000 04/01/28 1,193
West Mifflin School District General Obligation Limited(µ)
i(µ)
3,045 4.000 04/01/30 3,323
Western Wayne School District General Obligation Unlimited(µ)
i(µ)
565 5.000 04/01/21 586
162,075
Puerto Rico - 2.5%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
430 5.250 07/01/20 431
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
190 5.500 07/01/20 190
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
1,000 5.250 07/01/21 1,001
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
505 4.000 07/01/22 511
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
1,305 5.375 07/01/25 1,343
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
1,005 5.250 07/01/26 1,031
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
415 4.250 07/01/27 417
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
1,000 5.250 07/01/27 1,007
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
635 5.000 07/01/31 638
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
i(µ)
8,670 5.000 07/01/35 8,743
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)
i(µ)
3,875 5.000 07/01/28 3,897
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
i
2,000 5.500 07/01/28 2,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
i
3,830 5.000 07/01/33 3,639
Puerto Rico Commonwealth General Obligation Unlimited(µ)
i(µ)
235 5.500 07/01/20 236
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
i(µ)
190 5.000 07/01/20 190
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
i(µ)
345 5.000 07/01/31 345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
i(µ)
1,125 4.500 07/01/36 1,102
Puerto Rico Electric Power Authority Revenue Bonds(µ)
i(µ)
385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)
i(µ)(Ê)
8,820 1.926 07/01/29 7,542
Puerto Rico Electric Power Authority Revenue Bonds(µ)
i(µ)
230 4.375 07/01/30 230
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
770 5.250 07/01/22 800
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
70 5.500 07/01/26 76
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
950 5.000 07/01/27 956

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
700 5.500 07/01/28 731
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
320 5.500 07/01/29 353
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
25 5.500 07/01/31 27
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
70 5.250 07/01/32 75
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
210 5.250 07/01/33 225
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
260 5.250 07/01/34 278
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
1,275 5.250 07/01/35 1,281
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
5,135 5.250 07/01/36 5,456
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
500 4.750 07/01/38 474
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
250 5.250 07/01/38 261
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
i(µ)
250 5.250 07/01/41 262
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)
i(µ)
3,090 5.000 08/01/27 3,110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
4,305 2.953 07/01/27 3,243
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
319 3.071 07/01/29 218
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
2,495 3.171 07/01/31 1,527
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
2,269 3.450 07/01/33 1,232
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
9,975 4.500 07/01/34 9,716
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
i
11,005 4.329 07/01/40 9,827
75,006
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds
i(µ)
1,845 4.000 09/15/34 2,032
Providence Public Buildings Authority Revenue Bonds(µ)
i(µ)
500 5.875 06/15/26 524
Rhode Island Health & Educational Building Corp. Revenue Bonds
i
600 5.000 09/01/22 654
Rhode Island Health & Educational Building Corp. Revenue Bonds
i
200 5.000 08/15/27 242
Rhode Island Health & Educational Building Corp. Revenue Bonds
i
2,495 5.000 05/15/28 2,743
Rhode Island Health & Educational Building Corp. Revenue Bonds
i
1,250 5.000 05/15/29 1,365
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
i(µ)
375 5.000 05/15/32 464
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
i(µ)
300 5.000 05/15/33 369
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
i(µ)
300 5.000 05/15/36 364
Rhode Island Health & Educational Building Corp. Revenue Bonds
i
1,500 4.000 09/01/37 1,656
10,413
South Carolina - 1.1%
Lee County School Facilities, Inc. Revenue Bonds(µ)
i(µ)
1,050 4.000 12/01/27 1,212
Orangeburg County Facilities Corp. Revenue Bonds
i
1,140 5.000 12/01/27 1,417
Orangeburg County Facilities Corp. Revenue Bonds
i
1,410 5.000 12/01/28 1,735
Orangeburg County Facilities Corp. Revenue Bonds
i
1,560 5.000 12/01/30 1,893
Orangeburg County Facilities Corp. Revenue Bonds
i
1,695 4.000 12/01/32 1,855
Orangeburg County Facilities Corp. Revenue Bonds
i
1,165 4.000 12/01/33 1,271
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds(ae)
i(ae)
3,800 5.250 08/01/30 4,326
South Carolina Public Service Authority Revenue Bonds
i
3,500 5.000 12/01/30 3,762
South Carolina Public Service Authority Revenue Bonds
i
2,180 5.000 12/01/31 2,395
South Carolina Public Service Authority Revenue Bonds
i
200 5.000 12/01/34 212
South Carolina State Public Service Authority Revenue Bonds
i
3,670 5.000 12/01/36 3,764
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae)(Ê)
i(ae)(Ê)
2,860 1.644 10/01/31 2,793
South Carolina Transportation Infrastructure Bank Revenue Bonds
i
560 5.000 10/01/38 633
Spartanburg Regional Health Services District Revenue Bonds
i
2,600 5.000 04/15/32 2,702
Sumter Two School Facilities, Inc. Revenue Bonds(µ)
i(µ)
1,360 5.000 12/01/26 1,589
31,559
South Dakota - 0.0%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 587
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Dakota Conservancy District Revenue Bonds
i
730 5.000 08/01/32 906
South Dakota Health and Educational Facilities Authority Revenue Bonds(~)(ae)(Ê)
Ê)
500 5.000 07/01/24 541
1,447
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
i
600 5.000 10/01/26 615
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
i
185 5.000 08/01/35 204
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
i
630 5.000 10/01/23 678
Greenville Health & Educational Facilities Board Revenue Bonds
i
700 4.000 07/01/40 731
Knox County Health Educational & Housing Facility Board Revenue Bonds
i
1,750 5.000 04/01/29 2,015
Memphis Sanitary Sewerage System Revenue Bonds
i
1,025 5.000 10/01/27 1,252
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds
i
2,200 5.000 07/01/35 2,424
Tennergy Corp. Natural Gas Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,440 5.000 02/01/50 2,715
Tennessee Housing Development Agency Revenue Bonds
i
3,725 4.250 07/01/49 4,003
Tennessee Housing Development Agency Revenue Bonds
i
4,150 4.500 07/01/49 4,487
19,124
Texas - 7.0%
Arlington Higher Education Finance Corp. Revenue Bonds
i
1,000 5.000 08/15/26 1,122
Arlington Higher Education Finance Corp. Revenue Bonds
i
450 5.000 12/01/27 546
Arlington Higher Education Finance Corp. Revenue Bonds
i
500 5.000 12/01/28 604
Arlington Higher Education Finance Corp. Revenue Bonds
i
785 5.000 12/01/33 926
Arlington Higher Education Finance Corp. Revenue Bonds
i
650 5.000 12/01/34 764
Austin Community College District Public Facility Corp. Revenue Bonds
i
1,000 5.000 08/01/23 1,121
Austin Community College District Public Facility Corp. Revenue Bonds
i
1,050 5.000 08/01/24 1,212
Bexar County Health Facilities Development Corp. Revenue Bonds
i
1,765 4.000 07/15/31 1,611
Bexar County Health Facilities Development Corp. Revenue Bonds
i
1,430 5.000 07/15/33 1,411
Brazoria County Toll Road Authority Revenue Bonds
i
200 5.000 03/01/31 241
Brazoria County Toll Road Authority Revenue Bonds
i
225 5.000 03/01/32 269
Brazoria County Toll Road Authority Revenue Bonds
i
200 5.000 03/01/33 238
Brazoria County Toll Road Authority Revenue Bonds
i
225 5.000 03/01/34 266
Central Texas Regional Mobility Authority Revenue Bonds
i
1,200 5.000 01/01/35 1,280
Central Texas Regional Mobility Authority Revenue Bonds
i
1,405 5.000 01/01/36 1,527
Central Texas Regional Mobility Authority Revenue Bonds
i
1,285 5.000 01/01/37 1,413
Central Texas Regional Mobility Authority Revenue Bonds
i
1,490 5.000 01/01/40 1,628
Central Texas Turnpike System Revenue Bonds(µ)
i(µ)
860 1.717 08/15/23 807
Central Texas Turnpike System Revenue Bonds
i
500 5.000 08/15/23 532
Central Texas Turnpike System Revenue Bonds
i
500 5.000 08/15/42 518
City of Arlington Special Tax(µ)
i(µ)
1,000 5.000 02/15/32 1,138
City of Arlington Special Tax(µ)
i(µ)
1,785 5.000 02/15/34 2,013
City of Arlington Special Tax(µ)
i(µ)
3,620 5.000 02/15/37 4,102
City of Austin Electric Utility Revenue Bonds
i
2,155 5.000 11/15/39 2,661
City of Corpus Christi Utility System Revenue Bonds
i
1,720 5.000 07/15/22 1,866
City of Donna Revenue Bonds(µ)
i(µ)
1,090 5.000 02/15/31 1,225
City of El Paso Water & Sewer Revenue Bonds
i
2,965 5.000 03/01/25 3,388
City of Fort Worth Revenue Bonds
i
2,050 5.250 03/01/36 2,219
City of Hackberry Revenue Bonds
i
1,350 4.500 09/01/38 1,424
City of Hackberry Special Assessment
i
1,710 4.625 09/01/37 1,747
City of Houston Airport System Revenue Bonds
i
1,595 5.000 07/01/30 1,887
City of Houston Airport System Revenue Bonds
i
1,500 5.000 07/01/32 1,752

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
i
1,240 5.000 09/01/34 1,212
City of Houston Revenue Bonds
i
1,890 5.000 09/01/20 1,886
City of Irving Hotel Occupancy Tax Revenue Bonds
i
125 5.000 08/15/31 124
City of Irving Hotel Occupancy Tax Revenue Bonds
i
300 5.000 08/15/33 291
City of Irving Hotel Occupancy Tax Revenue Bonds
i
325 5.000 08/15/35 310
City of Irving Hotel Occupancy Tax Revenue Bonds
i
250 5.000 08/15/36 236
City of Irving Hotel Occupancy Tax Revenue Bonds
i
300 5.000 08/15/39 277
City of Justin Special Assessment(Þ)
i(Þ)
595 4.125 09/01/23 605
City of Justin Special Assessment(Þ)
i(Þ)
910 4.625 09/01/28 956
City of Mesquite Special Assessment Revenue Bonds(Þ)
i(Þ)
290 4.750 09/01/28 309
City of Mesquite Special Assessment Revenue Bonds(Þ)
i(Þ)
595 5.250 09/01/38 638
City of Odessa General Obligation Unlimited(µ)
i(µ)
3,605 4.000 03/01/38 3,998
City of Princeton Special Assessment(Þ)
i(Þ)
590 4.375 09/01/28 609
City of Round Rock Utility System Revenue Bonds
i
1,000 5.000 08/01/24 1,156
City of San Antonio Electric & Gas Systems Revenue Bonds(ae)
i(~)(ae)(Ê)
3,835 7.000 12/01/24 3,901
City of San Antonio Electric & Gas Systems Revenue Bonds
i
4,715 5.000 02/01/26 5,676
City of San Antonio Electric & Gas Systems Revenue Bonds
i
1,250 5.000 02/01/31 1,620
City of San Antonio Electric & Gas Systems Revenue Bonds
i
1,900 5.000 02/01/34 2,415
City of San Antonio Electric & Gas Systems Revenue Bonds
i
1,190 5.000 02/01/35 1,506
City of San Antonio Electric & Gas Systems Revenue Bonds
i
1,200 4.000 02/01/34 1,312
City of San Antonio Water System Revenue Bonds
i(ae)
1,550 5.000 05/15/20 1,552
City of San Antonio Water System Revenue Bonds
i(ae)
700 5.000 05/15/24 701
City of San Antonio Water System Revenue Bonds
i
2,710 5.000 05/15/33 3,467
City of San Antonio Water System Revenue Bonds
i
2,245 5.000 05/15/35 2,841
Clifton Higher Education Finance Corp. Revenue Bonds
i
1,500 4.000 08/15/36 1,717
Clifton Higher Education Finance Corp. Revenue Bonds
i
1,500 4.000 08/15/37 1,709
County of Harris Revenue Bonds(µ)(Ê)
i(µ)(Ê)
3,235 2.120 08/15/35 2,946
County of Kaufman General Obligation Unlimited
i
325 4.000 02/15/35 370
County of Kaufman General Obligation Unlimited
i
500 4.000 02/15/36 566
County of Kaufman General Obligation Unlimited
i
750 4.000 02/15/37 846
County of Kaufman General Obligation Unlimited
i
610 4.000 02/15/38 685
County of Kaufman General Obligation Unlimited
i
895 4.000 02/15/39 1,001
County of Kaufman General Obligation Unlimited
i
750 4.000 02/15/40 837
Dallas Independent School District General Obligation Unlimited
i
1,590 5.000 08/15/32 1,820
Dallas/Fort Worth International Airport Revenue Bonds
i
3,410 5.000 11/01/27 3,660
Dallas/Fort Worth International Airport Revenue Bonds
i
1,000 5.250 11/01/28 1,104
Dallas/Fort Worth International Airport Revenue Bonds
i
1,340 5.000 11/01/29 1,359
Dallas/Fort Worth International Airport Revenue Bonds
i
2,000 5.250 11/01/29 2,201
Dallas/Fort Worth International Airport Revenue Bonds
i
1,825 5.000 11/01/30 1,850
Dallas/Fort Worth International Airport Revenue Bonds
i
1,500 5.250 11/01/30 1,647
Decatur Hospital Authority Revenue Bonds
i
1,250 5.250 09/01/29 1,356
Grand Parkway Transportation Corp. Revenue Bonds
i
130 5.000 10/01/33 164
Grand Parkway Transportation Corp. Revenue Bonds
i
250 5.000 10/01/34 314
Grand Parkway Transportation Corp. Revenue Bonds
i
315 5.000 10/01/35 393
Grand Parkway Transportation Corp. Revenue Bonds
i
250 4.000 10/01/36 276
Grand Parkway Transportation Corp. Revenue Bonds
i
1,000 4.000 10/01/37 1,096
Grand Parkway Transportation Corp. Revenue Bonds
i
1,335 4.000 10/01/38 1,454
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
i
1,385 6.375 01/01/33 1,444

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Harris County-Houston Sports Authority Revenue Bonds
i
1,000 5.000 11/15/26 1,011
Harris County-Houston Sports Authority Revenue Bonds
i
750 5.000 11/15/27 757
Harris County-Houston Sports Authority Revenue Bonds
i
2,265 5.000 11/15/29 2,271
Harris County-Houston Sports Authority Revenue Bonds
i
1,215 5.000 11/15/31 1,213
Houston Higher Education Finance Corp. Revenue Bonds
i
1,600 5.000 08/15/28 1,839
Houston Independent School District General Obligation Limited
i
600 5.000 07/15/37 726
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)
i(~)(ae)(Ê)
715 2.400 06/01/36 723
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê)
i(~)(ae)(Ê)
655 2.200 06/01/39 655
Karnes County Hospital District Revenue Bonds
i
2,020 5.000 02/01/29 2,194
La Joya Independent School District General Obligation Limited(µ)
i(µ)
675 5.000 02/15/25 785
La Joya Independent School District General Obligation Limited(µ)
i(µ)
1,415 5.000 02/15/26 1,677
La Joya Independent School District General Obligation Limited(µ)
i(µ)
600 5.000 02/15/31 712
La Joya Independent School District General Obligation Limited(µ)
i(µ)
735 5.000 02/15/33 863
Lancaster Independent School District General Obligation Unlimited(µ)
i(µ)
500 5.000 02/15/26 580
Leander Independent School District General Obligation Unlimited(ae)
i(ae)
625 4.327 08/15/38 287
Leander Independent School District General Obligation Unlimited(ae)
i(ae)
600 4.625 08/15/43 208
Leander Independent School District General Obligation Unlimited(ae)
i(ae)
1,425 4.746 08/15/45 438
Lower Colorado River Authority Revenue Bonds
i
2,000 5.500 05/15/31 2,231
Lubbock Independent School District General Obligation Unlimited
i
1,000 4.000 02/15/40 1,110
Matagorda County Navigation District No. 1 Revenue Bonds
i
1,150 2.600 11/01/29 1,094
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)
i(~)(Ê)
1,900 1.110 08/01/34 1,900
Montgomery County Toll Road Authority Revenue Bonds
i
1,650 5.000 09/15/30 1,735
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
565 5.000 04/01/21 577
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
650 5.000 04/01/22 677
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
180 4.625 04/01/23 187
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
400 5.000 07/01/26 458
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
500 5.000 04/01/29 521
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
150 4.000 07/01/31 158
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
500 5.000 07/01/31 569
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
130 4.000 07/01/32 136
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
250 5.000 07/01/32 282
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
300 5.000 07/01/33 336
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
1,750 5.000 04/01/34 1,793
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
i
1,160 5.000 04/01/35 1,373
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
i(µ)
500 5.000 07/01/38 551
North East Texas Regional Mobility Authority Revenue Bonds
i
1,935 5.000 01/01/31 2,018
North Texas Tollway Authority Revenue Bonds
i
3,735 5.000 01/01/23 4,066
North Texas Tollway Authority Revenue Bonds
i
3,920 5.000 01/01/29 4,438
North Texas Tollway Authority Revenue Bonds
i
1,000 5.000 01/01/32 1,154
Reagan Hospital District of Reagan County General Obligation Limited
i
910 3.250 02/01/21 912
Reagan Hospital District of Reagan County General Obligation Limited
i
500 5.000 02/01/29 524
Reagan Hospital District of Reagan County General Obligation Limited
i
2,500 5.000 02/01/34 2,583
San Antonio Water System Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
2,000 2.625 05/01/49 2,072
Southwest Houston Redevelopment Authority Tax Allocation(µ)
i(µ)
1,300 5.000 09/01/33 1,521
Southwest Houston Redevelopment Authority Tax Allocation(µ)
i(µ)
1,350 5.000 09/01/34 1,575
Texas Department of Housing & Community Affairs Revenue Bonds
i
9,955 4.000 03/01/50 10,770
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
i
3,300 6.250 12/15/26 3,711
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)
i(Ê)
1,485 1.640 09/15/27 1,416

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
590 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
i
900 5.000 12/15/24 945
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
i
3,515 5.000 12/15/27 3,676
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
300 5.000 12/31/30 335
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
1,250 7.500 06/30/33 1,257
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
3,500 5.000 12/31/33 3,851
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
3,500 5.000 12/31/34 3,833
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
2,325 5.000 12/31/35 2,536
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
i
505 4.000 12/31/39 490
University of Texas Revenue Bonds
i
1,315 5.000 08/15/26 1,605
Uptown Development Authority Tax Allocation
i
820 5.000 09/01/35 903
Viridian Municipal Management District General Obligation Unlimited(µ)
i(µ)
1,000 6.000 12/01/27 1,194
Viridian Municipal Management District General Obligation Unlimited(µ)
i(µ)
500 6.000 12/01/32 597
Viridian Municipal Management District General Obligation Unlimited(µ)
i(µ)
995 6.000 12/01/33 1,190
Viridian Municipal Management District Special Assessment
i
393 3.000 12/01/22 393
Viridian Municipal Management District Special Assessment
i
748 3.750 12/01/27 773
Viridian Municipal Management District Special Assessment
i
2,013 4.125 12/01/37 2,047
Weatherford Independent School District General Obligation Unlimited
i
2,000 Zero coupon 02/15/34 1,419
208,302
Utah - 0.9%
Alpine School District General Obligation Unlimited
i
8,000 5.000 03/15/22 8,605
City of Lehi Sales Tax Revenue Bonds
i
500 4.000 06/01/33 570
Ogden City School District Municipal Building Authority Revenue Bonds
i
225 5.000 01/15/28 268
Utah Associated Municipal Power Systems Revenue Bonds
i
205 5.000 09/01/31 249
Utah Housing Corp. Revenue Bonds
i
24 4.500 07/21/49 26
Utah Infrastructure Agency Revenue Bonds
i
100 4.000 10/15/24 110
Utah Infrastructure Agency Revenue Bonds
i
100 4.000 10/15/25 111
Utah Infrastructure Agency Revenue Bonds
i
135 5.000 10/15/26 161
Utah Infrastructure Agency Revenue Bonds
i
1,505 5.000 10/15/27 1,555
Utah Infrastructure Agency Revenue Bonds
i
130 5.000 10/15/28 161
Utah Infrastructure Agency Revenue Bonds
i
4,260 5.000 10/15/29 4,351
Utah Infrastructure Agency Revenue Bonds
i
155 5.000 10/15/30 191
Utah Infrastructure Agency Revenue Bonds
i
1,650 5.000 10/15/32 1,657
Utah Infrastructure Agency Revenue Bonds
i
685 4.000 10/15/33 607
Utah Infrastructure Agency Revenue Bonds
i
1,785 5.250 10/15/33 1,818
Utah Infrastructure Agency Revenue Bonds
i
1,000 5.000 10/15/34 996
Utah Infrastructure Agency Revenue Bonds
i
1,215 5.000 10/15/40 1,163
Utah State Charter School Finance Authority Revenue Bonds
i
465 5.250 10/15/28 522
Utah State Charter School Finance Authority Revenue Bonds
i
525 4.000 04/15/33 583
Utah State Charter School Finance Authority Revenue Bonds
i
1,215 5.000 10/15/33 1,347
Utah State Charter School Finance Authority Revenue Bonds
i
460 5.000 04/15/34 560
Utah Transit Authority Revenue Bonds
i
1,860 5.000 12/15/35 2,238
27,849
Vermont - 0.2%
City of Burlington Airport Revenue Bonds(µ)
i(µ)
540 5.000 07/01/24 578
Vermont Housing Finance Agency Revenue Bonds
i
1,978 4.750 11/01/48 2,155
Vermont Municipal Bond Bank Revenue Bonds
i
1,150 4.000 10/01/31 1,330
Vermont Municipal Bond Bank Revenue Bonds
i
570 4.000 10/01/33 645
4,708
Virgin Islands - 0.3%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 591
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds
i
2,670 5.000 10/01/25 2,500
Virgin Islands Public Finance Authority Revenue Bonds
i
2,385 5.000 10/01/29 2,201
Virgin Islands Public Finance Authority Revenue Bonds
i
820 6.625 10/01/29 781
Virgin Islands Public Finance Authority Revenue Bonds(µ)
i(µ)
1,680 5.000 10/01/32 1,798
Virgin Islands Public Finance Authority Revenue Bonds
i
1,290 6.750 10/01/37 1,214
8,494
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation
i
500 5.000 03/01/26 467
Ballston Quarter Community Development Authority Tax Allocation
i
1,000 5.125 03/01/31 889
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
i
3,090 5.000 11/01/23 3,280
Chesapeake Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê)
i(~)(ae)(Ê)
300 1.900 02/01/32 305
Chesapeake Hospital Authority Revenue Bonds
i
775 4.000 07/01/36 822
Chesapeake Hospital Authority Revenue Bonds
i
1,205 4.000 07/01/37 1,274
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê)
)
350 1.800 11/01/35 354
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 175 1.900 11/01/35 177
Peninsula Ports Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
350 1.700 10/01/33 347
Rockingham County Economic Development Authority Revenue Bonds
i
1,045 4.000 12/01/29 1,025
Rockingham County Economic Development Authority Revenue Bonds
i
1,085 4.000 12/01/30 1,051
Rockingham County Economic Development Authority Revenue Bonds
i
1,135 4.000 12/01/31 1,090
Salem Economic Development Authority Revenue Bonds
i
45 5.000 04/01/26 49
Salem Economic Development Authority Revenue Bonds
i
45 5.000 04/01/27 49
Salem Economic Development Authority Revenue Bonds
i
50 5.000 04/01/28 55
Salem Economic Development Authority Revenue Bonds
i
55 5.000 04/01/29 60
Salem Economic Development Authority Revenue Bonds
i
45 5.000 04/01/30 49
Salem Economic Development Authority Revenue Bonds
i
90 5.000 04/01/31 97
Salem Economic Development Authority Revenue Bonds
i
35 5.000 04/01/32 38
Salem Economic Development Authority Revenue Bonds
i
80 5.000 04/01/33 85
Salem Economic Development Authority Revenue Bonds
i
50 5.000 04/01/34 53
Salem Economic Development Authority Revenue Bonds
i
110 5.000 04/01/35 116
Salem Economic Development Authority Revenue Bonds
i
55 5.000 04/01/36 58
Salem Economic Development Authority Revenue Bonds
i
125 5.000 04/01/37 130
Salem Economic Development Authority Revenue Bonds
i
55 4.000 04/01/39 50
Salem Economic Development Authority Revenue Bonds
i
35 4.000 04/01/40 32
University of Virginia Revenue Bonds
i
250 5.000 08/01/21 263
Virginia College Building Authority Revenue Bonds(Þ)
i(Þ)
585 5.000 07/01/20 586
Virginia College Building Authority Revenue Bonds(Þ)
i(Þ)
710 5.250 07/01/30 709
York County Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê)
~)(ae)(Ê)
550 1.900 05/01/33 559
14,119
Washington - 1.3%
City of Seattle Drainage & Wastewater Revenue Bonds
i
1,625 4.000 07/01/35 1,850
County of King Sewer Revenue Bonds
i
3,085 5.000 01/01/28 3,389
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
i
1,000 4.500 09/01/22 985
King County School District No. 410 General Obligation Unlimited
i
3,500 4.000 12/01/38 3,977
King County School District No. 414 Lake Washington General Obligation Unlimited
i
650 5.000 12/01/34 796
Klickitat County Public Utility District No. 1 Revenue Bonds(µ)
i(µ)
830 5.000 12/01/30 1,035
Klickitat County Public Utility District No. 1 Revenue Bonds(µ)
i(µ)
900 5.000 12/01/31 1,115
Port of Seattle Washington Revenue Bonds
i
1,285 5.000 03/01/23 1,401

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
592 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port of Seattle Washington Revenue Bonds
i
2,470 5.000 08/01/30 2,619
Spokane Public Facilities District Revenue Bonds
i
970 5.000 12/01/34 1,043
State of Washington General Obligation Unlimited
i
7,835 5.000 02/01/25 9,195
Washington County Board of Commissioners Revenue Bonds
i
1,295 5.000 07/01/37 1,337
Washington Health Care Facilities Authority Revenue Bonds
i
2,300 5.000 08/15/29 2,493
Washington Health Care Facilities Authority Revenue Bonds
i
700 5.000 07/01/30 763
Washington Health Care Facilities Authority Revenue Bonds
i
215 5.000 08/01/35 237
Washington Health Care Facilities Authority Revenue Bonds
i
485 5.000 08/01/36 529
Washington Health Care Facilities Authority Revenue Bonds
i
285 5.000 08/01/37 309
Washington Health Care Facilities Authority Revenue Bonds
i
285 5.000 08/01/38 307
Washington Health Care Facilities Authority Revenue Bonds(~)(ae)(Ê)
i(~)(ae)(Ê)
715 5.000 08/01/49 808
Washington State Housing Finance Commission Revenue Bonds(Þ)
i(Þ)
1,500 2.375 01/01/26 1,303
Washington State Housing Finance Commission Revenue Bonds
i
2,925 4.000 12/01/48 3,121
38,612
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
i
855 5.000 06/01/35 1,066
State of West Virginia General Obligation Unlimited
i
1,350 5.000 12/01/36 1,664
West Virginia Hospital Finance Authority Revenue Bonds
i
2,380 5.000 01/01/28 2,793
West Virginia Hospital Finance Authority Revenue Bonds
i
425 5.000 09/01/29 482
West Virginia Hospital Finance Authority Revenue Bonds
i
480 5.000 09/01/30 535
West Virginia Hospital Finance Authority Revenue Bonds
i
400 5.000 09/01/31 444
West Virginia Hospital Finance Authority Revenue Bonds
i
300 5.000 09/01/32 330
West Virginia Hospital Finance Authority Revenue Bonds
i
230 5.000 01/01/33 261
West Virginia Hospital Finance Authority Revenue Bonds
i
270 5.000 01/01/34 305
West Virginia Hospital Finance Authority Revenue Bonds
i
325 5.000 01/01/35 364
West Virginia Hospital Finance Authority Revenue Bonds
i
670 5.000 01/01/36 746
8,990
Wisconsin - 1.0%
City of Marshfield Electric System Revenue Bonds
i
4,000 5.500 12/01/30 4,111
City of Racine Waterworks System Revenue Bonds(µ)
i(µ)
785 5.000 09/01/28 975
City of Racine Waterworks System Revenue Bonds(µ)
i(µ)
1,170 5.000 09/01/29 1,447
City of Racine Waterworks System Revenue Bonds(µ)
i(µ)
1,590 4.000 09/01/37 1,737
Public Finance Authority Revenue Bonds
i
405 5.000 10/01/23 428
Public Finance Authority Revenue Bonds
i
295 5.000 10/01/24 315
Public Finance Authority Revenue Bonds
i(µ)
30 4.000 07/01/26 33
Public Finance Authority Revenue Bonds
i(µ)
30 4.000 07/01/27 33
Public Finance Authority Revenue Bonds
i(µ)
30 4.000 07/01/28 33
Public Finance Authority Revenue Bonds
i(µ)
30 4.000 07/01/29 33
Public Finance Authority Revenue Bonds(Þ)
i(Þ)
1,250 5.125 11/15/29 1,203
Public Finance Authority Revenue Bonds
i(µ)
35 4.000 07/01/30 38
Public Finance Authority Revenue Bonds
i(µ)
45 4.000 07/01/31 49
Public Finance Authority Revenue Bonds
i(µ)
55 4.000 07/01/32 59
Public Finance Authority Revenue Bonds
i(µ)
25 4.000 07/01/33 27
Public Finance Authority Revenue Bonds
i(µ)
20 4.000 07/01/34 21
Public Finance Authority Revenue Bonds
i(µ)
20 4.000 07/01/35 21
Public Finance Authority Revenue Bonds
i(µ)
30 4.000 07/01/36 32
Public Finance Authority Revenue Bonds
i(µ)
280 4.000 07/01/37 295
Public Finance Authority Revenue Bonds
i(µ)
335 4.000 07/01/38 351
Public Finance Authority Revenue Bonds
i(µ)
335 4.000 07/01/39 351

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
i(µ)
35 4.000 07/01/40 37
Public Finance Authority Senior Living Revenue Bonds
i
860 4.000 01/01/30 818
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae)
i(ae)
5,000 5.000 06/01/26 5,802
Wisconsin Department of Transportation Revenue Bonds
i
5,950 5.000 07/01/22 6,465
Wisconsin Health & Educational Facilities Authority Revenue Bonds
i
50 4.000 03/15/30 55
Wisconsin Health & Educational Facilities Authority Revenue Bonds
i
640 5.000 07/01/38 701
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê)
i(ae)(Ê)
4,150 1.740 08/15/54 4,082
29,552
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds
i
3,960 3.625 07/15/39 4,014
County of Laramie Revenue Bonds
i
1,000 4.000 05/01/22 1,020
5,034
Total Municipal Bonds
(cost $2,872,620) 2,893,537
Short-Term Investments - 0.3%
U.S. Cash Management Fund(@) 7,407,211 (∞) 7,407
Total Short-Term Investments
(cost $7,406) 7,407
Total Investments - 98.1%
(identified cost $2,880,026) 2,900,944
Other Assets and Liabilities, Net - 1.9%
56,633
Net Assets - 100.0%
2,957,577

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
594 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.0%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 98.45 2,589
2,525
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 108.65 380
390
Celebration Pointe Community Development District Special Assessment 05/16/17 270,000 99.92 270
271
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 98.54 271
253
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 93.46 4,673
5,508
City of Justin Special Assessment 03/27/18 910,000 99.35 904
956
City of Justin Special Assessment 03/27/18 595,000 99.35 591
605
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 99.35 288
309
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 99.35 591
638
City of Princeton Special Assessment 04/24/18 590,000 99.35 586
609
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 102.00 1,851
1,881
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 103.57 1,994
2,039
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 2,000,000 99.35 1,987
1,924
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 99.35 889
816
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 99.35 84
85
Corkscrew Farms Community Development District Special Assessment 12/13/17 255,000 99.35 253
256
Dauphin County General Authority University Revenue Bonds 07/13/17 2,570,000 99.23 2,550
2,512
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110.87 1,109
1,111
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 98.51 1,578
1,475
Downtown Doral South Community Development District Special Assessment 09/10/18 405,000 99.35 402
407
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.16 337
334
East Bonita Beach Road Community Development District Special Assessment 08/29/18 90,000 99.35 89
89
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107.60 108
103
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 111.97 140
131
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113.59 114
107
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.09 150
120
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 99.86 799
668
Harmony West Community Development District Special Assessment 06/19/18 660,000 99.35 656
672
Harmony West Community Development District Special Assessment 06/19/18 450,000 99.35 447
456
Harmony West Community Development District Special Assessment 06/19/18 350,000 99.35 348
351
K-Bar Ranch II Community Development District Special Assessment 12/19/17 425,000 99.35 422
413
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102.70 308
286
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 410,000 99.35 407
391
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 99.35 517
519
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 98.79 529
529
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105.51 359
345
Nevada Department of Business & Industry Revenue Bonds 08/31/17 270,000 99.35 268
263
Nevada Department of Business & Industry Revenue Bonds 04/06/18 710,000 99.35 705
687
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 104.71 785
674
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 97.70 1,221
1,203
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 98.41 541
538
State of New Jersey General Obligation Unlimited 04/16/20 15,000,000 99.35 14,902
14,999
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 99.43 4,971
4,683
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.16 397
396
Timber Creek Community Development District Special Assessment 06/20/18 210,000 99.35 209
208
Timber Creek Community Development District Special Assessment 06/20/18 535,000 99.35 532
529
Village Community Development District No. 12 Special Assessment 03/16/18 1,530,000 99.35 1,520
1,536
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 102.48 728
709
Virginia College Building Authority Revenue Bonds 07/01/15 585,000 99.66 583
586
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 99.35 1,490
1,303
58,398
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Butler County General Authority Revenue Bonds USD 3 Month LIBOR 0.700

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
D
Variable Rate Securities
Securities Referenced Rate Spread %
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Delaware Valley Regional Finance Authority Revenue Bonds USD 1 Month LIBOR 0.880
Indiana Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.550
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Long Island Power Authority Revenue Bonds USD 1 Month LIBOR 0.750
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.830
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.750
Maricopa County Industrial Development Authority Revenue Bonds SIFMA Municipal Swap Index 0.380
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
Sacramento County Water Financing Authority Revenue Bonds USD 3 Month LIBOR 0.550
South Carolina Transportation Infrastructure Bank Revenue Bonds USD 1 Month LIBOR 0.450
Southeast Alabama Gas Supply District Revenue Bonds USD 1 Month LIBOR 0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds SIFMA Municipal Swap Index 0.550
University of Michigan Revenue Bonds SIFMA Municipal Swap Index 0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds SIFMA Municipal Swap Index 0.650
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 1,405 USD 195,383 06/20
(6,057)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,057)
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 58,09 4 $ —
$ —
$ 58,09 4 2. 0
Alaska — 5,97 6 —
—
5,97 6 0.2
Arizona — 53,818 —
—
53,818 1. 8
Arkansas — 13,6 8 9 —
—
13,6 8 9 0. 5
California — 246,53 7 —
—
246,53 7 8 . 3
Colorado — 84,71 1 —
—
84,71 1 2. 9
Connecticut — 77,124 —
—
77,124 2. 6

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Delaware — 8,23 0 —
—
8,23 0 0.3
District of Columbia — 24,98 8 —
—
24,98 8 0 . 8
Florida — 137,05 3 —
—
137,05 3 4. 6
Georgia — 45,891 —
—
45,891 1. 5
Guam — 55,5 80 —
—
55,5 80 1 . 9
Hawaii — 1,864 —
—
1,864 0.1
Idaho — 11,496 —
—
11,496 0. 4
Illinois — 404,4 50 —
—
404,4 50 13. 7
Indiana — 11,470 —
—
11,470 0. 4
Iowa — 32,60 5 —
—
32,60 5 1. 1
Kansas — 11,82 4 —
—
11,82 4 0.4
Kentucky — 28,772 —
—
28,772 1. 0
Louisiana — 71,007 —
—
71,007 2. 4
Maine — 3,406 —
—
3,406 0.1
Maryland — 17,21 2 —
—
17,21 2 0.6
Massachusetts — 34,377 —
—
34,377 1. 2
Michigan — 127,98 0 —
—
127,98 0 4. 3
Minnesota — 13,01 3 —
—
13,01 3 0. 4
Mississippi — 116,638 —
—
116,638 3.9
Missouri — 19,166 —
—
19,166 0. 6
Montana — 6,53 9 —
—
6,53 9 0.2
Nebraska — 9,29 0 —
—
9,29 0 0. 3
Nevada — 18,79 5 —
—
18,79 5 0.6
New Hampshire — 19,370 —
—
19,370 0.7
New Jersey — 156, 498 —
—
156, 498 5. 3
New Mexico — 5,681 —
—
5,681 0.2
New York — 170,48 2 —
—
170,48 2 5 . 8
North Carolina — 35,56 2 —
—
35,56 2 1. 2
North Dakota — 5,33 9 —
—
5,33 9 0.2
Ohio — 68,15 4 —
—
68,15 4 2. 3
Oklahoma — 23,51 4 —
—
23,51 4 0 . 8
Oregon — 12,058 —
—
12,058 0. 4
Pennsylvania — 162,07 5 —
—
162,07 5 5. 5
Puerto Rico — 75,006 —
—
75,006 2. 5
Rhode Island — 10,41 3 —
—
10,41 3 0. 4
South Carolina — 31,55 9 —
—
31,55 9 1. 1
South Dakota — 1,447 —
—
1,447 —
*
Tennessee — 19,124 —
—
19,124 0.6
Texas — 208,30 2 —
—
208,30 2 7 . 0
Utah — 27,849 —
—
27,849 0 . 9
Vermont — 4,708 —
—
4,708 0. 2

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Virgin Islands — 8,494 —
—
8,494 0. 3
Virginia — 14,11 9 —
—
14,11 9 0. 5
Washington — 38,61 2 —
—
38,61 2 1. 3
West Virginia — 8,99 0 —
—
8,99 0 0. 3
Wisconsin — 29,55 2 —
—
29,55 2 1.0
Wyoming — 5,034 —
—
5,034 0.2
Short-Term Investments — — — 7,407 7,407 0.3
Total Investments $ — $ 2,893,537 $ — $ 7,407 $ 2,900,944 98.1
Other Assets and Liabilities, Net 1. 9
100.0
Other Financial Instruments
Liabilities
Futures Contracts (6,057) — —
—
(6,057) (0.2)
Total Other Financial Instruments
**
$ (6,057) $ — $ — $ — $ (6,057)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 6,057
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,818)
Interest rate swap contracts (7,618)
Total
$ (9,436)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (6,999)
Interest rate swap contracts 329
Total
$ (6,670)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,880,026
Investments, at fair value(>) ...........................................................................................................................................................
2,900,944
Cash ............................................................................................................................................................................................... 21,149
Receivables:
Dividends and interest ....................................................................................................................................................... 34,817
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 11,569
Fund shares sold ................................................................................................................................................................ 4,625
From broker(a) ................................................................................................................................................................... 8,732
Prepaid expenses ........................................................................................................................................................................... 21
Total assets .................................................................................................................................................
2,981,861
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 12,897
Fund shares redeemed ....................................................................................................................................................... 4,100
Accrued fees to affiliates .................................................................................................................................................... 1,198
Other accrued expenses ..................................................................................................................................................... 35
Variation margin on futures contracts ................................................................................................................................. 6,054
Total liabilities .............................................................................................................................................
24,284
Net Assets ............................................................................................................................................................
$ 2,957,577

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (25,545)
Shares of beneficial interest ...........................................................................................................................................................
1,305
Additional paid-in capital ..............................................................................................................................................................
2,981,817
Net Assets ............................................................................................................................................................
$ 2,957,577
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.76
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 2 3 . 6 5
Class A — Net assets ............................................................................................................................................................. $ 30,456,728
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,338,428
Net asset value per share: Class C(#) ............................................................................................................................................. $ 22.62
Class C — Net assets ............................................................................................................................................................. $ 21,741,255
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 961,290
Net asset value per share: Class E(#) ............................................................................................................................................. $ 22.75
Class E — Net assets ............................................................................................................................................................. $ 690,877
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 30,362
Net asset value per share: Class M(#) ............................................................................................................................................ $ 22.67
Class M — Net assets ............................................................................................................................................................ $ 448,866,328
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 19,796,630
Net asset value per share: Class S(#) .............................................................................................................................................. $ 22.67
Class S — Net assets ............................................................................................................................................................. $ 2,455,822,101
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 108,341,438
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,407
(a)     Receivable from Broker for Futures $ 8,732
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3
Dividends from affiliated funds ......................................................................................................................................... 246
Interest .............................................................................................................................................................................. 28,869
Total investment income ...............................................................................................................................................................
29,118
Expenses
Advisory fees .................................................................................................................................................................... 4,622
Administrative fees ........................................................................................................................................................... 748
Custodian fees ................................................................................................................................................................... 117
Distribution fees - Class A ................................................................................................................................................ 36
Distribution fees - Class C ................................................................................................................................................ 84
Transfer agent fees - Class A ............................................................................................................................................ 29
Transfer agent fees - Class C ............................................................................................................................................. 22
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 464
Transfer agent fees - Class S ............................................................................................................................................. 2,565
Professional fees ............................................................................................................................................................... 93
Registration fees ............................................................................................................................................................... 95
Shareholder servicing fees - Class C ................................................................................................................................. 28
Shareholder servicing fees - Class E ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 57
Printing fees ...................................................................................................................................................................... 58
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 9,043
Expense reductions ........................................................................................................................................................... (1,151)
Net expenses .................................................................................................................................................................................
7,892
Net investment income (loss) ........................................................................................................................................................
21,226
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 181
Investments in affiliated funds .......................................................................................................................................... 48
Futures contracts .............................................................................................................................................................. (1,818)
Interest rate swap contracts ............................................................................................................................................... (7,618)
Net realized gain (loss) ..................................................................................................................................................................
(9,207)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (103,852)
Futures contracts .............................................................................................................................................................. (6,999)
Interest rate swap contracts ............................................................................................................................................... 329
Net change in unrealized appreciation (depreciation) ................................................................................................................... (110,522)
Net realized and unrealized gain (loss) ......................................................................................................................................... (119,729)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (98,503)

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 21,226 $ 76,826
Net realized gain (loss) ...................................................................................................................... (9,207) (12,702)
Net change in unrealized appreciation (depreciation) ....................................................................... (110,522) 142,478
Net increase (decrease) in net assets from operations ............................................................................. (98,503) 206,602
Distributions
To shareholders
Class A .......................................................................................................................................... (346) (675)
Class C .......................................................................................................................................... (191) (450)
Class E .......................................................................................................................................... (15) (37)
Class M ......................................................................................................................................... (6,475) (8,026)
Class S ........................................................................................................................................... (34,659) (66,535)
Net decrease in net assets from distributions .......................................................................................... (41,686) (75,723)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 156,990 397,219
Total Net Increase (Decrease) in Net Assets ..........................................................................
16,801 528,098
Net Assets
Beginning of period .................................................................................................................................
2,940,776 2,412,678
End of period ..........................................................................................................................................
$ 2,957,577 $ 2,940,776

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 363 $ 8,526 303 $ 7,012
Proceeds from reinvestment of distributions 14 342 28 657
Payments for shares redeemed (177) (4,107) (237) (5,540)
Net increase (decrease)
200 4,761 94 2,129
Class C
Proceeds from shares sold 143 3,371 195 4,512
Proceeds from reinvestment of distributions 8 190 19 444
Payments for shares redeemed (142) (3,310) (324) (7,505)
Net increase (decrease)
9 251 (110) (2,549)
Class E
Proceeds from shares sold 4 96 42 981
Proceeds from reinvestment of distributions — ** 14 2 37
Payments for shares redeemed (29) (704) (46) (1,070)
Net increase (decrease)
(25) (594) (2) (52)
Class M
Proceeds from shares sold 5,351 125,856 13,712 319,270
Proceeds from reinvestment of distributions 275 6,473 345 8,024
Payments for shares redeemed (3,819) (87,588) (2,792) (65,058)
Net increase (decrease)
1,807 44,741 11,265 262,236
Class S
Proceeds from shares sold 21,764 511,696 35,442 822,251
Proceeds from reinvestment of distributions 1,469 34,565 2,864 66,238
Payments for shares redeemed (19,033) (438,430) (32,593) (753,034)
Net increase (decrease)
4,200 107,831 5,713 135,455
Total increase (decrease)
6,191 $ 156,990 16,960 $ 397,219
** Less than 500 shares.

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class A
April 30, 2020* 23.75 .11 (.82) (.71) (.28) (.28)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
October 31, 2016 23.23 .56 .22 .78 (.56) (.56)
October 31, 2015 23.27 .54 (.04) .50 (.54) (.54)
Class C
April 30, 2020* 23.61 .04 (.83) (.79) (.20) (.20)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
October 31, 2016 23.10 .39 .22 .61 (.39) (.39)
October 31, 2015 23.14 .38 (.05) .33 (.37) (.37)
Class E
April 30, 2020* 23.75 .19 (.9 1 ) (.72 ) (.28) (.28)
October 31, 2019 22.56 .62 1.19 1.81 (.62) (.62)
October 31, 2018 23.18 .60 (.64) (.04) (.58) (.58)
October 31, 2017 23.41 .56 (.28) .28 (.51) (.51)
October 31, 2016 23.19 .57 .22 .79 (.57) (.57)
October 31, 2015 23.23 .55 (.05) .50 (.54) (.54)
Class M
April 30, 2020* 23.67 .17 (.84) (.67) (.33) (.33)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
October 31, 2017(8) 22.68 .40 .40 .80 (.37) (.37)
Class S
April 30, 2020* 23.66 .16 (.83) (.67) (.32) (.32)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)
October 31, 2016 23.15 .63 .22 .85 (.63) (.63)
October 31, 2015 23.19 .61 (.05) .56 (.60) (.60)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
22.76 (3.01) 30,457 .83 .81 .97 29
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
23.45 3.37 23,917 .83 .81 2.39 14
23.23 2.17 19,472 .83 .82 2.35 28
22.62 (3.37) 21,741 1.58 1.52 .36 29
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
23.32 2.67 32,016 1.58 1.52 1.68 14
23.10 1.45 26,215 1.58 1.53 1.64 28
22.75 (3.06) 691 .83 .77 1.61 29
23.75 8.10 1,306 .83 .77 2.66 35
22.56 (.18) 1,290 .83 .77 2.60 51
23.18 1.22 1,347 .83 .77 2.44 45
23.41 3.42 55,714 .83 .77 2.43 14
23.19 2.21 50,598 .83 .78 2.38 28
22.67 (2.87) 448,866 .58 .42 1.46 29
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
22.67 (2.88) 2,455,822 .58 .52 1.38 29
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45
23.37 3.68 1,394,349 .58 .52 2.68 14
23.15 2.47 1,212,273 .58 .53 2.64 28

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 742,375
Administration fees 121,353
Distribution fees 19,774
Shareholder servicing fees 4,609
Transfer agent fees 310,207
$ 1,198,318
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 37,731 $ 774,238 $ 804,610 $ 48 $ — $ 7,407 $ 246 $ —
$ 37,731 $ 774,238 $ 804,610 $ 48 $ — $ 7,407 $ 246 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,879,976,611 $ 74,166,505 $ (59,256,072) $ 14,910,433

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Commodity Strategies Fund 607
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 770.50 $ 1,017.65
Expenses Paid During Period* $ 6.38 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 767.10 $ 1,013.92
Expenses Paid During Period* $ 9.67 $ 11.02
* Expenses are equal to the Fund's annualized expense ratio of 2.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 771.90 $ 1,017.65
Expenses Paid During Period* $ 6.39 $ 7.27
* Expenses are equal to the Fund's annualized expense ratio of 1.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
608 Commodity Strategies Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 772.50 $ 1,019.39
Expenses Paid During Period* $ 4.85 $ 5.52
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 771.30 $ 1,018.90
Expenses Paid During Period* $ 5.28 $ 6.02
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 772.20 $ 1,019.84
Expenses Paid During Period* $ 4.45 $ 5.07
* Expenses are equal to the Fund's annualized expense ratio of 1.01%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 7.8%
Corporate Bonds and Notes - 4.8%
AbbVie, Inc.
2.900% due 11/06/22 300 312
ANR Pipeline Co.
9.625% due 11/01/21 200 221
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 500 433
3.875% due 05/01/23 (Þ) 200 163
4.375% due 01/30/24 (Þ) 100 79
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 408
2.750% due 07/15/21 (Þ) 600 607
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 900 914
Celanese US Holdings LLC
4.625% due 11/15/22 300 310
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 484
Comcast Corp.
1.873% due 10/01/21 (Ê) 900 898
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 602
CVS Health Corp.
Series 7YR
3.500% due 07/20/22 400 417
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,400 1,428
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 206
2.600% due 12/01/21 (Þ) 700 702
Hewlett Packard Enterprise Co.
2.093% due 10/05/21 (Ê) 600 590
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 617
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 107
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 298
McDonald's Corp.
1.317% due 10/28/21 (Ê) 300 297
NetApp, Inc.
3.250% due 12/15/22 500 513
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 104
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 185
Sabine Pass Liquefaction LLC
Series WI
6.250% due 03/15/22 100 103
Spirit AeroSystems, Inc.
1.541% due 06/15/21 (Ê) 200 188
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 225 226
11,412
International Debt - 2.5%
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 517
British Transco International Finance Co.
3.803% due 11/04/21 500 484
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 417
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 800 832
Lloyds Banking Group PLC
1.995% due 06/21/21 (Ê) 200 199
Mitsubishi Corp.
Series EMTn
2.625% due 07/14/22 300 304
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ) 400 412
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 700 734
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 914
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 700 768
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 304
5,885
Mortgage-Backed Securities - 0.4%
Fannie Mae
30 Year TBA(Ï)
3.000% 100 105
Ginnie Mae REMICS
Series 2018-H15 Class FG
2.266% due 08/20/68 (Ê) 271 264
Series 2019-20 Class FE
1.173% due 02/20/49 (Ê) 637 635
1,004
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 218 229
Total Long-Term Investments
(cost $18,156) 18,530
Options Purchased - 0.5%
(Number of Contracts)
Brent Crude Oil Futures

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
610 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs May 2020 62.00
Put (25)(&) USD 1,550 (ÿ) 1,079
Natural Gas Futures
Goldman Sachs May 2020 1.80
Put (1)(&) USD 18 (ÿ) 1
Total Options Purchased
(cost $137) 1,080
Short-Term Investments - 89.7%
AbbVie, Inc.
2.500% due 05/14/20 300 300
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.625% due 10/30/20 400 395
Air Lease Corp.
2.500% due 03/01/21 300 285
American Electric Power Co., Inc.
2.150% due 11/13/20 600 603
Bayer Capital Group LLC
7.125% due 10/15/20 (Þ) 200 180
6.750% due 04/06/21 (Þ) 1,100 1,036
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 603
Broadcom, Inc.
Series WI
2.200% due 01/15/21 400 399
Campbell Soup Co.
1.371% due 03/15/21 (Ê) 700 694
3.300% due 03/15/21 400 405
Constellation Brands, Inc.
2.250% due 11/06/20 500 503
CVS Health Corp.
1.719% due 03/09/21 (Ê) 200 200
Daimler Finance NA LLC
2.450% due 05/18/20 (Þ) 200 200
Discovery Communications LLC
Series WI
2.800% due 06/15/20 400 400
Electricite de France SA
2.350% due 10/13/20 (Þ) 300 301
Exelon Corp.
2.850% due 06/15/20 300 300
Federal Home Loan Bank Discount
Notes
0.070% due 06/26/20 (ç)(ž) 6,000 6,000
0.080% due 06/29/20 (ç)(ž)(&) 3,200 3,200
Florida Gas Transmission Co. LLC
5.450% due 07/15/20 (Þ) 400 402
Fresenius Medical Care US Finance, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 02/15/21 (Þ) 1,000 1,021
General Mills, Inc.
1.716% due 04/16/21 (Ê) 800 796
General Motors Financial Co., Inc.
3.200% due 07/13/20 400 399
2.170% due 04/09/21 (Ê) 300 288
Georgia-Pacific LLC
5.400% due 11/01/20 (Þ) 100 102
Hyundai Capital America
Series 144a
1.689% due 09/18/20 (Ê)(Þ) 900 897
Imperial Brands Finance PLC
2.950% due 07/21/20 (Þ) 800 801
Interpublic Group of Cos., Inc. (The)
3.500% due 10/01/20 700 704
Komatsu Finance America, Inc.
2.118% due 09/11/20 300 300
Kraft Heinz Foods Co.
2.304% due 02/10/21 (Ê) 800 788
Series WI
2.800% due 07/02/20 53 53
LG&E and KU Energy LLC
3.750% due 11/15/20 200 201
Masco Corp.
3.500% due 04/01/21 900 907
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 700 729
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 900 900
Southern Co. (The)
2.750% due 06/15/20 400 400
TransCanada PipeLines, Ltd.
3.800% due 10/01/20 300 302
TTX Co.
2.600% due 06/15/20 (Þ) 550 550
U.S. Cash Management Fund(@)(&) 93,775,940(∞) 93,775
United States Treasury Bills
0.113% due 05/12/20 (ç)(ž) 6,400 6,400
0.113% due 05/12/20 (ç)(ž)(&) 5,009 5,009
0.052% due 05/14/20 (ç)(ž)(&) 400 400
0.154% due 05/19/20 (ç)(ž) 5,600 5,600
0.154% due 05/19/20 (ç)(ž)(&) 300 300
1.514% due 06/04/20 (ž) 13,000 12,999
0.199% due 06/11/20 (ç)(ž)(&) 2,454 2,453
0.006% due 06/18/20 (ç)(ž)(&) 879 879
0.297% due 06/18/20 (ç)(ž) 2,389 2,388
0.104% due 07/30/20 (ç)(ž)(&) 5,000 4,999

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.129% due 09/17/20 (ž) 42,500 42,479
0.159% due 02/25/21 (ç)(ž)(&) 1,799 1,797
Series WI
0.093% due 06/16/20 (ç)(ž) 1,000 1,000
0.084% due 06/23/20 (ç)(ž)(&) 1,000 1,000
0.080% due 07/28/20 (ç)(ž)(&) 600 600
0.121% due 09/29/20 (ç)(ž)(&) 2,300 2,298
VMware, Inc.
2.300% due 08/21/20 600 601
Volkswagen Group of America Finance
LLC
3.875% due 11/13/20 (Þ) 400 401
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ) 400 401
Zimmer Biomet Holdings, Inc.
1.802% due 03/19/21 (Ê) 300 297
Total Short-Term Investments
(cost $212,759) 212,620
Total Investments - 98.0%
(identified cost $231,052) 232,230
Other Assets and Liabilities,
Net - 2.0%
4,743
Net Assets - 100.0%
236,973

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
612 Commodity Strategies Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.9%
Aviation Capital Group LLC 05/08/18 500,000 98.61 493
433
Aviation Capital Group LLC 09/14/18 200,000 101.56 203
180
Aviation Capital Group LLC 01/16/19 200,000 98.40 197
163
Aviation Capital Group LLC 04/23/19 1,100,000 103.24 1,136
1,036
Aviation Capital Group LLC 06/18/19 100,000 103.86 104
79
Bayer US Finance II LLC 06/19/18 400,000 100.04 400
408
Bayer US Finance II LLC 07/26/18 600,000 99.09 595
607
BG Energy Capital PLC 04/12/18 500,000 100.99 505
517
BMW US Capital LLC 04/20/18 600,000 99.87 599
603
Bristol-Myers Squibb Co. 11/20/19 900,000 100.31 903
914
Crown Castle Towers LLC 04/10/18 600,000 99.16 595
602
Daimler Finance NA LLC 03/28/18 200,000 99.97 200
200
Dell International LLC / EMC Corp. 06/29/18 1,400,000 100.53 1,407
1,428
Electricite de France SA 04/13/18 300,000 99.68 299
301
ERAC USA Finance LLC 04/05/18 700,000 98.97 693
702
ERAC USA Finance LLC 03/22/19 200,000 101.67 203
206
Florida Gas Transmission Co. LLC 10/23/18 400,000 100.39 402
402
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 101.58 1,016
1,021
Georgia-Pacific LLC 07/16/18 100,000 101.05 101
102
Hyundai Capital America 09/14/18 900,000 100.00 900
897
Imperial Brands Finance PLC 03/16/18 800,000 99.90 799
801
Newcrest Finance Pty, Ltd. 04/27/18 400,000 100.87 403
412
Nissan Motor Acceptance Corp. 03/27/19 200,000 98.31 197
185
Pernod Ricard SA 06/12/18 700,000 101.35 709
734
Pernod Ricard SA 11/06/18 700,000 102.20 715
729
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 900
914
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 225,000 100.02 225
226
TTX Co. 04/03/18 550,000 99.95 550
550
Volkswagen Group of America Finance LLC 04/11/19 400,000 100.43 402
401
Volkswagen International Finance NV 04/18/18 400,000 100.19 401
401
Woodside Finance, Ltd. 04/25/18 300,000 100.75 302
304
16,458
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Variable Rate Securities
Securities Referenced Rate Spread %
Campbell Soup Co. USD 3 Month LIBOR 0.630
Comcast Corp. USD 3 Month LIBOR 0.440
CVS Health Corp. USD 3 Month LIBOR 0.720
General Mills, Inc. USD 3 Month LIBOR 0.540
General Motors Financial Co., Inc. USD 3 Month LIBOR 0.850
Ginnie Mae REMICS USD 12 Month LIBOR 0.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.400
Hewlett Packard Enterprise Co. USD 3 Month LIBOR 0.720
Hyundai Capital America USD 3 Month LIBOR 0.800
Kraft Heinz Foods Co. USD 3 Month LIBOR 0.570
Lloyds Banking Group PLC USD 3 Month LIBOR 0.800
McDonald's Corp. USD 3 Month LIBOR 0.430
Spirit AeroSystems, Inc. USD 3 Month LIBOR 0.800

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 613
Variable Rate Securities
Securities Referenced Rate Spread %
Zimmer Biomet Holdings, Inc. USD 3 Month LIBOR 0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures 3 USD 110 05/20
(17)
Aluminum Futures 242 USD 8,959 06/20
(832)
Aluminum Futures 1 USD 37 07/20
—
Aluminum Futures 29 USD 1,112 12/20
(12)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 05/20
(1)
Brent Crude / Dubai Crude Oil Futures 4 USD 1 06/20
(5)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 07/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 08/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 09/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 10/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 11/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 12/20
(2)
Brent Crude Oil Futures 9 USD 255 06/20
9
Brent Crude Oil Futures 13 USD 454 01/21
(51)
Brent Crude Oil Futures 15 USD 564 07/21
(105)
Brent Crude Oil Futures 156 USD 6,037 10/21
(1,421)
Brent Crude Oil Futures 12 USD 476 01/22
(29)
California Carbon Allowance Vintage 2020 Futures 5 USD 82 12/20
8
Chicago Ethanol Futures 4 USD 164 05/20
(5)
Chicago Ethanol Futures 1 USD 42 06/20
4
Chicago Ethanol Futures 5 USD 212 07/20
9
Chicago Ethanol Futures 11 USD 472 08/20
(13)
Chicago Ethanol Futures 13 USD 566 09/20
5
Chicago Ethanol Futures 6 USD 264 10/20
(55)
Chicago Ethanol Futures 6 USD 265 11/20
(54)
Chicago Ethanol Futures 6 USD 266 12/20
(53)
Chicago Ethanol Futures 1 USD 45 01/21
(14)
Chicago Ethanol Futures 1 USD 45 02/21
(14)
Chicago Ethanol Futures 1 USD 45 03/21
(14)
Cocoa Futures 4 USD 97 07/20
3
Cocoa Futures 239 USD 5,724 09/20
200
Coffee "C" Futures 93 USD 3,749 09/20
(48)
Copper Futures 5 USD 646 05/20
(71)
Copper Futures 42 USD 2,461 07/20
59
Gasoline RBOB Futures 1 USD 35 07/20
(2)
Gasoline RBOB Futures 52 USD 1,827 08/20
(8)
Gasoline RBOB Futures 2 USD 65 09/20
(31)
Gasoline RBOB Futures 2 USD 66 11/20
(1)
Gasoline RBOB Futures 1 USD 43 05/21
2
Gasoline RBOB Futures 1 37 11/21
1
Gold 100oz Futures 31 USD 5,273 08/20
26

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
614 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 05/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD — 06/20
(2)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 07/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 08/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 09/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 10/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 11/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 12/20
(1)
Lead Futures 4 USD 163 06/20
(22)
Lead Futures 3 USD 124 12/20
(2)
Live Cattle Futures 1 USD 34 06/20
1
Live Cattle Futures 10 USD 368 08/20
36
Low Sulphur Gasoil Futures 39 USD 1,188 12/20
(458)
Low Sulphur Gasoil Futures 2 USD 67 06/21
—
Low Sulphur Gasoil Futures 4 USD 141 12/21
(13)
Mont Belvieu Normal Burane Futures 1 USD 15 10/20
(1)
Mont Belvieu Normal Burane Futures 1 USD 15 11/20
(1)
Mont Belvieu Normal Burane Futures 1 USD 15 12/20
(1)
Natural Gas Futures 92 USD 1,793 05/20
90
Natural Gas Futures 31 USD 673 06/20
61
Natural Gas Futures 11 USD 323 02/21
20
New York Harbor ULSD Futures 1 USD 40 08/20
3
New York Harbor ULSD Futures 4 USD 175 11/20
(19)
New York Harbor ULSD Futures 1 USD 47 05/21
(5)
Nickel Futures 8 USD 583 05/20
(34)
Nickel Futures 3 USD 219 06/20
(9)
Nickel Futures 1 USD 74 12/20
1
Platinum Futures 11 USD 447 07/20
72
Platinum Futures 4 USD 781 09/20
36
Soybean Futures 7 USD 246 07/20
(1)
Soybean Futures 405 USD 17,368 11/20
428
Soybean Futures 37 USD 608 12/20
24
Wheat Futures 91 USD 2,220 07/20
62
Wheat Futures 150 USD 3,936 09/20
(116)
White Sugar Futures 32 USD 538 07/20
(7)
White Sugar Futures 14 USD 230 09/20
11
WTI Crude Oil Futures 23 USD 433 05/20
(189)
WTI Crude Oil Futures 2 USD 44 06/20
5
WTI Crude Oil Futures 18 USD 533 11/20
(76)
WTI Crude Oil Futures 24 USD 760 02/21
(21)
WTI Crude Oil Futures 16 USD 522 04/21
(321)
WTI Crude Oil Futures 45 USD 1,485 05/21
(827)
WTI Crude Oil Futures 16 USD 534 06/21
(304)
WTI Crude Oil Futures 32 USD 1,088 08/21
(267)
WTI Crude Oil Futures 2 USD 70 11/21
(7)
WTI Crude Oil Futures 22 USD 803 05/22
(45)
WTI Crude Oil Futures 11 USD 416 11/22
(34)
WTI Crude Oil Futures 1 USD 39 05/23
(11)
WTI Crude Oil Futures 16 USD 642 11/23
(184)
WTI Crude Oil Futures 1 USD 19 04/27
(11)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 12/20
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 01/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 02/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 03/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 04/21
(1)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 615
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 05/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 06/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 07/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 08/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 09/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 10/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 11/21
(1)
Zinc Futures 8 USD 387 05/20
7
Zinc Futures 8 USD 387 06/20
(47)
Zinc Futures 1 USD 48 07/20
—
Zinc Futures 6 USD 293 12/20
4
Short Positions
Aluminum Futures 3 USD 110 05/20
12
Aluminum Futures 242 USD 8,960 06/20
1,123
Aluminum Futures 3 USD 112 07/20
1
Argus LLS vs. WTI Crude Oil Futures 1 USD 1 07/20
—
Argus LLS vs. WTI Crude Oil Futures 1 USD 1 08/20
—
Argus LLS vs. WTI Crude Oil Futures 1 USD 1 09/20
—
Brent 1st Line Futures 2 USD 5 07/20
(4)
Brent 1st Line Futures 2 USD 5 08/20
(4)
Brent 1st Line Futures 2 USD 4 09/20
(3)
Brent 1st Line Futures 2 USD 3 12/20
(2)
Brent Crude Oil Futures 7 USD 139 05/20
(9)
Brent Crude Oil Futures 5 USD 14 06/20
(1)
Brent Crude Oil Futures 8 USD 238 07/20
(16)
Brent Crude Oil Futures 2 USD 62 08/20
11
Brent Crude Oil Futures 100 USD 3,233 10/20
459
Brent Crude Oil Futures 2 USD 3 11/20
(2)
Brent Crude Oil Futures 61 USD 2,219 04/21
12
Brent Crude Oil Futures 72 USD 2,934 04/22
462
Brent Crude Oil Futures 10 USD 424 10/22
23
Brent Crude Oil Futures 3 USD 132 04/23
4
Brent Crude Oil Futures 56 USD 2,521 10/23
587
Coffee "C" Futures 3 USD 120 07/20
16
Copper Futures 5 USD 646 05/20
(36)
Copper Futures 1 USD 59 07/20
(2)
Corn Futures 27 USD 432 07/20
13
Corn Futures 53 USD 865 09/20
1
Corn Futures 501 USD 8,448 12/20
(207)
Corn Futures 7 USD 123 03/21
5
Cotton No. 2 Futures 3 USD 86 07/20
(5)
Cotton No. 2 Futures 83 USD 2,445 12/20
(177)
Gasoline RBOB Futures 11 USD 373 06/20
(34)
Gold 100oz Futures 1 USD 169 06/20
(16)
Lead Futures 4 USD 163 06/20
3
Lean Hogs Futures 8 USD 201 08/20
(18)
Low Sulphur Gasoil Futures 15 USD 432 09/20
225
Low Sulphur Gasoil Futures 43 USD 1,309 12/20
114
Low Sulphur Gasoil Futures 16 USD 513 03/21
232
Mont Belvieu Normal Burane Futures 1 USD 16 10/20
1
Mont Belvieu Normal Burane Futures 1 USD 16 11/20
1
Mont Belvieu Normal Burane Futures 1 USD 16 12/20
—
Natural Gas Futures 198 USD 4,800 09/20
(697)
Natural Gas Futures 47 USD 1,398 11/20
(45)
Natural Gas Futures 11 USD 343 12/20
(57)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
616 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
New York Harbor ULSD Futures 50 USD 2,192 11/20
1,029
Nickel Futures 8 USD 583 05/20
5
Nickel Futures 3 USD 219 06/20
(3)
Nickel Futures 1 USD 73 07/20
—
Platinum Futures 3 USD 122 07/20
(1)
Silver Futures 3 USD 225 07/20
6
Soybean Futures 105 USD 3,128 12/20
(27)
Sugar 11 Futures 40 USD 465 06/20
29
Sugar 11 Futures 172 USD 2,048 09/20
(61)
Wheat Futures 66 USD 1,730 07/20
65
WTI Crude Oil Futures 42 USD 1,386 09/20
(13)
WTI Crude Oil Futures 36 USD 1,066 11/20
(67)
WTI Crude Oil Futures 58 USD 2,027 11/21
9
WTI Crude Oil Futures 12 USD 454 11/22
41
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 05/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 2 06/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 07/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 08/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 09/20
3
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 10/20
3
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 11/20
3
WTI Midland (Argus) / WTI Financial Futures 1 USD 3 05/20
(2)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 06/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD — 07/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 08/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 09/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 10/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 11/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 12/20
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 01/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 02/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 03/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 04/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 05/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 06/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 07/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 08/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 09/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 10/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 11/21
1
Zinc Futures 8 USD 387 05/20
27
Zinc Futures 8 USD 387 06/20
(7)
Zinc Futures 6 USD 291 07/20
(2)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,716)
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Call 12 53.00 USD 636 05/14/20
—
Brent Crude Oil Futures
Goldman Sachs
Call 12 55.00 USD 660 05/14/20
—
Brent Crude Oil Futures
Goldman Sachs
Call 1 3.00 USD 3 10/29/20
(1)
Live Cattle Futures
Goldman Sachs
Put 4 70.00 USD 11,200 06/05/20
(1)
Natural Gas Futures
Goldman Sachs
Call 7 2.30 USD 161 05/26/20
(4)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 617
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Natural Gas Futures
Goldman Sachs
Call 9 2.30 USD 207 06/25/20
(15)
Natural Gas Futures
Goldman Sachs
Call 4 0.30 USD 12 09/25/20
(1)
Natural Gas Futures
Goldman Sachs
Put 4 0.60 USD 24 09/25/20
(9)
Platinum Futures
Goldman Sachs
Call 3 775.00 USD 116 06/17/20
(12)
Platinum Futures
Goldman Sachs
Call 7 850.00 USD 298 06/17/20
(16)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 1, 12/31/20
BNP Paribas
Call 1 0.00 10 12/31/20
(5)
BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 9, 12/31/20
BNP Paribas
Call 1 0.00 104 12/31/20
(48)
BNP Paribas, Total Return on QSCO
Calendar Swap, USD 9, 12/31/20
BNP Paribas
Call 1 0.00 168 12/31/20
—
Goldman Sachs, Total Return on
FUELCO Calendar Swap, USD 4,
12/31/20
Goldman Sachs
Call 1 0.00 42 12/31/20
(10)
JP Morgan, Total Return on QSCO
Calendar Swap, USD 5, 12/31/20
JPMorgan Chase
Call 1 0.00 72 12/31/20
—
Total Liability for Options Written (premiums received $112)
(122)
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1118
Commodity Index Goldman Sachs USD 18,970
Total Return on Underlying
Reference Entity
(5)
05/29/20 — — —
Bloomberg Commodity Index 1
Month Forward Index Goldman Sachs USD 21,344 3 Month Treasury Bill
(5)
02/16/21 — (385) (385)
Bloomberg Commodity Index Total
Return Morgan Stanley USD 29,779
Total Return on Underlying
Reference Entity
(5)
03/15/21 — 326 326
Cargill (i) Cargill USD 42,457
Total Return on Underlying
Reference Entity
(5)
03/31/21 — — —
Credit Suisse PIMCODB Commodity
Index Credit Suisse USD 101
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (5) (5)
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (22) (22)
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (23) (23)
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (22) (22)
EUROBOBCO Calendar Swap
CAL20 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — (10) (10)
EUROBOBCO Calendar Swap
CAL20 (¥) BNP Paribas USD —
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 5 5
EUROBOBCO Calendar Swap
CAL20 (¥) BNP Paribas USD 8
Total Return on Underlying
Reference Entity
(5)
12/31/20 (4) (64) (68)
EUROBOBCO Calendar Swap
CAL20 (¥) Macquarie USD 8
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (68) (68)
EUROBOBCO Calendar Swap
CAL21 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (8) (8)
EUROBOBCO Calendar Swap
CAL21 (¥) JPMorgan Chase USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/21 (36) (44) (80)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
618 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
EUROBOBCO Calendar Swap
CAL21 (¥) Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/21 (29) (5) (34)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (5) (5)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (30) (30)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (13) (13)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (43) (43)
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 6
Total Return on Underlying
Reference Entity
(5)
06/30/20 25 1 26
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 25
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (119) (119)
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — — —
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 9
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (32) (32)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 6 6
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
06/30/20 2 1 3
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (26) (26)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 (3) 2 (1)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (38) (38)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 2 2
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 1 1
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (41) (41)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL21 (¥) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 (3) (4) (7)
European Refined Margin Calendar
Swap CAL21 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21 (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 (9) (5) (14)
European Refined Margin Calendar
Swap CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
Goldman Sachs CMDSKEWLS
Commodity Index Goldman Sachs USD 1,250
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (188) (188)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 619
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 (2) (18) (20)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Goldman Sachs USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 44 44
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (7) (7)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (6) (6)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (6) (6)
JPMorgan JMABDEWE Commodity
Index JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (27) (27)
JPMorgan JMABFNJ2 Commodity
Index (ii) JPMorgan Chase USD 4,735
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
JPMorgan JMABNIC2 Commodity
Index JPMorgan Chase USD 9
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (75) (75)
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 31 31
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
06/26/20 — (5) (5)
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
06/26/20 — (7) (7)
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
06/26/20 — (5) (5)
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 3 3
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 1 1
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 3 3
Kansas Wheat Commodity Calendar
Swap June 2020 (¥) Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 26 26
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (5) (5)
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
London Gold Market Fixing Ltd.
Index Goldman Sachs USD 599
Total Return on Underlying
Reference Entity
(5)
06/08/20 — (2) (2)
London Gold Market Fixing Ltd.
Index Morgan Stanley USD 750
Total Return on Underlying
Reference Entity
(5)
05/12/20 — — —
London Silver Market Fixing Ltd.
Index Morgan Stanley USD 491
Total Return on Underlying
Reference Entity
(1)
05/12/20 — 8 8
London Silver Market Fixing Ltd.
Index Societe Generale USD 381
Total Return on Underlying
Reference Entity
(1)
06/08/20 — 8 8
Macquarie PIMCODB1 Commodity
Index (iii) Macquarie USD 2,602
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (129) (129)
Markit IOS Index BNP Paribas USD 399 3 Month Treasury Bill
(5)
02/16/21 — (340) (340)
Markit IOS Index Credit Suisse USD 90 3 Month Treasury Bill
(5)
02/16/21 — (205) (205)
Markit IOS Index JPMorgan Chase USD 1,926 3 Month Treasury Bill
(5)
02/16/21 (33) — (33)
Markit IOS Index Macquarie USD 7,606 3 Month Treasury Bill
(5)
02/16/21 — (131) (131)
Markit IOS Index Societe Generale USD 24,231 3 Month Treasury Bill
(5)
02/16/21 — (418) (418)
MEHCO (Houston/Brent) Calendar
Swap CAL20 (¥) Citigroup USD 8
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (4) (4)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
620 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
MEHCO (Houston/Brent) Calendar
Swap CAL20 (¥) JPMorgan Chase USD 8
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (4) (4)
MEHCO (Houston/Brent) Calendar
Swap CAL21 (¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 3 3
MEHMIDCAL Calendar Swap
CAL20 (¥) Citigroup USD 2
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 6 6
MEHMIDCAL Calendar Swap
CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 2 2
MEHMIDCAL Calendar Swap
CAL20 (¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
MEHMIDCAL Calendar Swap
CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 3 3
MEHMIDCAL Calendar Swap
CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 2 2
MEHMIDCAL Calendar Swap
CAL21 (¥) Citigroup USD 19
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (16) (16)
MEHMIDCAL Calendar Swap
CAL21 (¥) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
NAPHTHA Co. CAL21 Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (3) (3)
ULSD Co. 2H20 Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (8) (8)
Wheat Commodity Calendar Swap
June 2020 (¥) Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 18 18
Wheat Commodity Calendar Swap
June 2020 (¥) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 26 26
Wheat Commodity Calendar Swap
June 2020 (¥) Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 15 15
Wheat Commodity Calendar Swap
June 2020 (¥) Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 18 18
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 30 30
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
06/26/20 — (12) (12)
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 6 6
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 8 8
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 11 11
Total Open Total Return Swap Contracts (å) (92) (2,036) (2,128)
(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity.
To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.
(i)  The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum (LME) July 2020 3.2 $ 1,937

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 621
Cocoa-London December 2020 1.8 1,105
Cocoa-London March 2021 1.0 537
Coffee July 2020 2.0 1,276
Copper (CMX) September 2020 5.2 3,176
Corn September 2020 4.5 2,677
Cotton July 2020 3.3 2,093
Crude Oil/Global Spot July 2020 2.3 1,456
Crude Oil July 2020 2.5 1,508
Crude Oil May 2021 4.8 2,935
Gas-Oil-Petroleum July 2020 1.0 620
Gold February 2021 13.0 8,020
Heating Oil July 2020 0.8 483
Lean Hogs October 2020 1.3 809
Live Cattle December 2020 3.0 1,724
Natural Gas July 2020 7.0 4,340
Natural Gas September 2020 2.0 1,166
Nickel (LME) September 2020 2.1 1,321
Palm Oil July 2020 26.0 16,234
RBOB Unleaded Gas July 2020 1.0 577
Silver September 2020 2.6 1,659
Soybean Meal August 2020 3.0 1,742
Soybean Oil July 2020 5.4 3,399
Soybean Oil October 2020 2.0 1,220
Soybeans July 2020 25.0 15,199
Soybeans November 2020 25.0 8,317
Soybeans September 2020 4.4 2,778
Sugar-New York May 2021 2.2 1,355
Wheat (CBOT) July 2020 2.5 1,573
Wheat (KCBT) July 2020 1.4 830
Total Long Futures Contracts
$ 92,066
Short Futures Contracts
Cocoa-London September 2020 (2.8) $ (1,766)
Crude Oil July 2020 (3.1) (1,967)
Natural Gas July 2020 (1.7) (1,085)
Palm Oil July 2020 (25.9) (16,211)
Soybean Oil December 2020 (5.6) (3,502)
Soybeans July 2020 (10.2) (6,414)
Total Short Futures Contracts
$ (30,945)
Embedded Management Fees
(0.4) (24)
Total Notional Amount
$ 61,097
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
622 Commodity Strategies Fund
(ii)  The JPMorgan JMABFNJ2 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Cocoa September 2020 0.7 $ 31
Copper September 2020 2.9 139
Gold June 2020 3 144
Lead September 2020 2.8 133
Nickel September 2020 1.8 85
Platinum July 2020 1.7 80
Silver July 2020 1.5 72
Soybeans November 2020 3.1 147
Wheat September 2020 1.4 68
Zinc September 2020 2.2 103
Total Long Futures Contracts
$ 1,002
Short Futures Contracts
Aluminum September 2020 (3.9) $ (184)
Brent Oil November 2020 (1.7) (82)
Corn September 2020 (3.4) (160)
Cotton December 2020 (0.7) (33)
Crude Oil September 2020 (1.2) (55)
Gas Oil September 2020 (2.0) (95)
Heating Oil September 2020 (2.0) (96)
Natural Gas (NYMEX) September 2020 (0.6) (30)
Sugar October 2020 (1.9) (91)
Unleaded Gasoline September 2020 (1.4) (66)
Total Short Futures Contracts
$ (892)
Cash
97.7 4,625
Total Notional Amount
$ 4,735
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(iii)  The Macquarie PIMCODB1 Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum July 2020 0.6 $ 17
Brent Oil November 2020 8.0 209
Cocoa July 2020 0.8 21
Cocoa September 2020 0.8 20

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 623
Coffee September 2020 3.0 78
Copper July 2020 0.2 6
Copper September 2020 3.3 85
Corn July 2020 0.9 24
Cotton July 2020 2.1 53
Crude Oil September 2020 6.9 177
Gas Oil September 2020 4.3 112
Gold December 2020 6.5 170
Gold June 2020 3.4 87
Heating Oil September 2020 5.2 136
Kansas Wheat July 2020 1.1 29
Kansas Wheat September 2020 3.1 80
Lead September 2020 3.1 81
Live Cattle June 2020 4.4 115
Natural Gas (NYMEX) July 2020 4.2 110
Nickel July 2020 0.6 17
Nickel September 2020 2.0 51
Platinum July 2020 2.1 56
Silver July 2020 1.7 44
Silver September 2020 1.3 34
Soybean Meal December 2020 3.1 80
Soybean Meal July 2020 1.9 49
Soybeans July 2020 1.1 29
Soybeans November 2020 7.0 179
Soybeans Oil July 2020 0.6 15
Sugar July 2020 0.1 2
Unleaded Gasoline September 2020 7.8 203
Wheat July 2020 1.4 38
Wheat September 2020 4.2 109
Zinc September 2020 2.4 64
Total Long Futures Contracts
$ 2,580
Cash
0.8 22
Total Notional Amount
$ 2,602
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
624 Commodity Strategies Fund
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 11,412 $ —
$ —
$ 11,412 4 .8
International Debt — 5,885 —
—
5,885 2 .5
Mortgage-Backed Securities — 1,004 —
—
1,004 0 .4
United States Government Treasuries — 229 —
—
229 0 .1
Options Purchased 1,080 — —
—
1,080 0 .5
Short-Term Investments — 118,845 —
93,775
212,620 89 .7
Total Investments 1,080 137,375 — 93,775 232,230 98 .0
Other Assets and Liabilities, Net 2 .0
100 .0
Other Financial Instruments
Assets
Futures Contracts 5,715 10 — — 5,725 2 .4
Total Return Swap Contracts — 641 — — 641 0 .3
A
Liabilities
Futures Contracts (7,422) (19) — — (7,441) (3 .1)
Options Written (59) — (63) — (122) (0 .1)
Total Return Swap Contracts — (2,769) — — (2,769) (1 .2)
Total Other Financial Instruments
*
$ (1,766) $ (2,137) $ (63) $ — $ (3,966)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.

Russell Investment Company
Commodity Strategies Fund
Consolidated Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 625
Amounts in thousands
Derivatives not accounted for as hedging instruments
Commodity
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,080
Variation margin on futures contracts** 5,725
Total return swap contracts, at fair value 641
Total
$ 7,446
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 7,441
Options written, at fair value 122
Total return swap contracts, at fair value 2,769
Total
$ 10,332
Derivatives not accounted for as hedging instruments
Commodity
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments*** $ (361)
Futures contracts (10,269)
Options written 359
Total return swap contracts (59,545)
Total
$ (69,816)
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 1,011
Futures contracts 207
Options written (20 8 )
Total return swap contracts (3,12 5 )
Total
$ (2,11 5 )
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
626 Commodity Strategies Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,080 $ — $ 1,080
Total Return Swap Contracts Total return swap contracts, at fair value 641 — 641
Total Financial and Derivative Assets
1,721 — 1,721
Financial and Derivative Assets not subject to a netting agreement
(1,080) — (1,080)
Total Financial and Derivative Assets subject to a netting agreement
$ 641 $ — $ 641
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 31 $ 31 $ — $ —
Citigroup
37 37 — —
Goldman Sachs
123 123 — —
JPMorgan Chase
74 74 — —
Macquarie
29 29 — —
Morgan Stanley
339 13 — 326
Societe Generale
8 8 — —
Total
$ 641 $ 315 $ — $ 326

Russell Investment Company
Commodity Strategies Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 627
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Options Written Contracts Options written, at fair value $ 122 $ — $ 122
Total Return Swap Contracts Total return swap contracts, at fair value 2,769 — 2,769
Total Financial and Derivative Liabilities
2,891 — 2,891
Financial and Derivative Liabilities not subject to a netting agreement
(48) — (48)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,843 $ — $ 2,843
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
BNP Paribas $ 613 $ 31 $ — $ 582
Citigroup 40 37 — 3
Credit Suisse 210 — — 210
Goldman Sachs 657 123 — 534
JPMorgan Chase 304 74 — 230
Macquarie 433 29 — 404
Morgan Stanley 168 13 — 155
Societe Generale 418 8 — 410
Total
$ 2,843 $ 315 $ — $ 2,528
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
628 Commodity Strategies Fund
l
Consolidated Statement of Assets and Liabilities
(†)
— April 30, 2020
(Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 231,052
Investments, at fair value(>) ...........................................................................................................................................................
232,230
Cash ............................................................................................................................................................................................... 1,645
Foreign currency holdings(^) ......................................................................................................................................................... 13
Receivables:
Dividends and interest ....................................................................................................................................................... 309
Dividends from affiliated funds .......................................................................................................................................... 25
Investments sold ................................................................................................................................................................ 56,150
Fund shares sold ................................................................................................................................................................ 398
From broker(a)(b) ............................................................................................................................................................... 8,195
Variation margin on futures contracts ................................................................................................................................. 1,124
Prepaid expenses ........................................................................................................................................................................... 2
Total return swap contracts, at fair value(∞) ................................................................................................................................... 641
Total assets .................................................................................................................................................
300,732
Liabilities
Payables:
Due to broker (c) ................................................................................................................................................................ 1,011
Investments purchased ...................................................................................................................................................... 56,326
Fund shares redeemed ....................................................................................................................................................... 262
Accrued fees to affiliates .................................................................................................................................................... 156
Other accrued expenses ..................................................................................................................................................... 287
Variation margin on futures contracts ................................................................................................................................. 2,826
Options written, at fair value(x) ...................................................................................................................................................... 122
Total return swap contracts, at fair value(∞) ................................................................................................................................... 2,769
Total liabilities .............................................................................................................................................
63,759
Net Assets ............................................................................................................................................................
$ 236,973
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 629
Consolidated Statement of Assets and Liabilities
(†)
, continued — April 30, 2020
(Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (79,722)
Shares of beneficial interest ...........................................................................................................................................................
613
Additional paid-in capital ..............................................................................................................................................................
316,082
Net Assets ............................................................................................................................................................
$ 236,973
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 3.81
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 4.04
Class A — Net assets ............................................................................................................................................................. $ 3,589,652
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 942,675
Net asset value per share: Class C(#) ............................................................................................................................................. $ 3.65
Class C — Net assets ............................................................................................................................................................. $ 876,406
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 239,912
Net asset value per share: Class E(#) ............................................................................................................................................. $ 3.86
Class E — Net assets ............................................................................................................................................................. $ 68,434
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 17,746
Net asset value per share: Class M(#) ............................................................................................................................................ $ 3.85
Class M — Net assets ............................................................................................................................................................ $ 27,483,237
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 7,141,856
Net asset value per share: Class S(#) .............................................................................................................................................. $ 3.86
Class S — Net assets ............................................................................................................................................................. $ 148,142,558
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 38,353,107
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 3.90
Class Y — Net assets ............................................................................................................................................................. $ 56,813,202
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 14,578,350
Amounts in thousands
(^)     Foreign currency holdings - cost $ 14
(x)     Premiums received on options written $ 112
(>)     Investments in affiliates, U.S. Cash Management Fund $ 93,775
(∞)     Total return swap contracts - premiums paid (received) $ (92)
(a)     Receivable from Broker for Futures $ 2,707
(b)     Receivable from Broker for Swaps $ 5,488
(c)      Due to Broker for Futures $ 1,011
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
630 Commodity Strategies Fund
Consolidated Statement of Operations
(†)
— For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 140
Dividends from affiliated funds ......................................................................................................................................... 712
Interest .............................................................................................................................................................................. 1,686
Total investment income ...............................................................................................................................................................
2,538
Expenses
Advisory fees .................................................................................................................................................................... 2,286
Administrative fees ........................................................................................................................................................... 89
Custodian fees ................................................................................................................................................................... 184
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 5
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class E ............................................................................................................................................. —**
Transfer agent fees - Class M ............................................................................................................................................ 33
Transfer agent fees - Class S ............................................................................................................................................. 194
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 87
Registration fees ............................................................................................................................................................... 46
Shareholder servicing fees - Class C ................................................................................................................................. 2
Shareholder servicing fees - Class E ................................................................................................................................. —**
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 88
Miscellaneous ................................................................................................................................................................... 42
Expenses before reductions .............................................................................................................................................. 3,079
Expense reductions ........................................................................................................................................................... (1,322)
Net expenses .................................................................................................................................................................................
1,757
Net investment income (loss) ........................................................................................................................................................
781
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... (216)
Investments in affiliated funds .......................................................................................................................................... 9
Futures contracts .............................................................................................................................................................. (10,269)
Options written ................................................................................................................................................................. 359
Total return swap contracts ............................................................................................................................................... (59,545)
Net realized gain (loss) ..................................................................................................................................................................
(69,662)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 43 4
Investments in affiliated funds .......................................................................................................................................... (40)
Futures contracts .............................................................................................................................................................. 207
Options written ................................................................................................................................................................. (208)
Total return swap contracts ............................................................................................................................................... (3, 125 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (2,732)
Net realized and unrealized gain (loss) ......................................................................................................................................... (72,394)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (71,613)
**      Less than $500.
(†) The Statement of Operations is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 631
Consolidated Statements of Changes in Net Assets
(†)
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 781 $ 7,151
Net realized gain (loss) ...................................................................................................................... (69,662) (39,174)
Net change in unrealized appreciation (depreciation) ....................................................................... (2,732) 11,831
Net increase (decrease) in net assets from operations ............................................................................. (71,613) (20,192)
Distributions
To shareholders
Class A .......................................................................................................................................... (131) (50)
Class C .......................................................................................................................................... (29) —
Class E .......................................................................................................................................... (3) (1)
Class M ......................................................................................................................................... (1,152) (204)
Class S ........................................................................................................................................... (6,718) (4,823)
Class Y .......................................................................................................................................... (2,524) (1,809)
Net decrease in net assets from distributions .......................................................................................... (10,557) (6,887)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (74,173) (223, 833 )
Total Net Increase (Decrease) in Net Assets ..........................................................................
(156,343) (250, 912 )
Net Assets
Beginning of period .................................................................................................................................
393,316 644, 228
End of period ..........................................................................................................................................
$ 236,973 $ 393,316
(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Russell Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
632 Commodity Strategies Fund
Consolidated Statements of Changes in Net Assets
(†)
, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited)
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
109
$ 538
56
$ 289
Proceeds from reinvestment of distributions
26
131
10
50
Payments for shares redeemed
(118)
(567)
(485)
(2,505)
Net increase (decrease)
17
102
(419)
(2,166)
Class C
Proceeds from shares sold
7
34
15
72
Proceeds from reinvestment of distributions
6
29
—
—
Payments for shares redeemed
(71)
(310)
(123)
(595)
Net increase (decrease)
(58)
(247)
(108)
(523)
Class E
Proceeds from shares sold
1
5
3
15
Proceeds from reinvestment of distributions
—**
2
— **
1
Payments for shares redeemed
(7)
(36)
(10)
(55)
Net increase (decrease)
(6)
(29)
(7)
(39)
Class M
Proceeds from shares sold
1,268
5,856
4,687
24,151
Proceeds from reinvestment of distributions
226
1,152
40
204
Payments for shares redeemed
(1,081)
(5,038)
(1,123)
(5,761)
Net increase (decrease)
413
1,970
3,604
18,594
Class S
Proceeds from shares sold
5,488
25,196
9,629
49,705
Proceeds from reinvestment of distributions
1,308
6,683
944
4,803
Payments for shares redeemed
(12,182)
(58,051)
(55,410)
(286,801)
Net increase (decrease)
(5,386)
(26,172)
(44,837)
(232,293)
Class Y
Proceeds from shares sold
1,156
4,750
2,050
10,580
Proceeds from reinvestment of distributions
491
2,525
352
1,809
Payments for shares redeemed
(11,336)
(57,072)
(3,769)
(19,795)
Net increase (decrease)
(9,689)
(49,797)
(1,367)
(7,406)
Total increase (decrease)
(14,709)
$ (74,173)
(43,134)
$ (223,833)
**
Less than 500 shares.
(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Commodity Strategies Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
634 Commodity Strategies Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 5.09 — (f) (1.13) (1.13) (.14) (.01)
October 31, 2019 5.32 .05 (.24) (.19) (.04) —
October 31, 2018 5.50 .02 (.14) (.12) (.06) —
October 31, 2017 5.40 (.03) .13 .10 — —
October 31, 2016 5.58 (.06) (.12) (.18) — —
October 31, 2015 7.64 (.09) (1.97) (2.06) — —
Class C
April 30, 2020* 4.86 (.01) (1.10) (1.11) (.09) (.01)
October 31, 2019 5.07 —(f) (.21) (.21) — —
October 31, 2018 5.24 (.02) (.14) (.16) (.01) —
October 31, 2017 5.18 (.07) .13 .06 — —
October 31, 2016 5.40 (.09) (.13) (.22) — —
October 31, 2015 7.44 (.13) (1.91) (2.04) — —
Class E
April 30, 2020* 5.14 .01 (1.15) (1.14) (.13) (.01)
October 31, 2019 5.38 .05 (.24) (.19) (.05) —
October 31, 2018 5.50 .02 (.14) (.12) — —
October 31, 2017 5.40 (.04) .14 .10 — —
October 31, 2016 5.58 (.06) (.12) (.18) — —
October 31, 2015 7.63 (.09) (1.96) (2.05) — —
Class M
April 30, 2020* 5.15 .01 (1.14) (1.13) (.16) (.01)
October 31, 2019 5.39 .07 (.24) (.17) (.07) —
October 31, 2018 5.58 .04 (.14) (.10) (.09) —
October 31, 2017(8) 5.46 ( — ) (f) .12 .12 — —
Class S
April 30, 2020* 5.16 .01 (1.15) (1.14) (.15) (.01)
October 31, 2019 5.40 .07 (.25) (.18) (.06) —
October 31, 2018 5.59 .03 (.14) (.11) (.08) —
October 31, 2017 5.47 (.01) .13 .12 — —
October 31, 2016 5.64 (.04) (.13) (.17) — —
October 31, 2015 7.69 (.07) (1.98) (2.05) — —
Class Y
April 30, 2020* 5.22 .02 (1.17) (1.15) (.16) (.01)
October 31, 2019 5.46 .07 (.24) (.17) (.07) —
October 31, 2018 5.65 .04 (.14) (.10) (.09) —
October 31, 2017 5.52 ( — ) (f) .13 .13 — —
October 31, 2016 5.68 (.03) (.13) (.16) — —
October 31, 2015 7.73 (.06) (1.99) (2.05) — —

See accompanying notes which are an integral part of the financial statements.
Commodity Strategies Fund 635
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.15) 3.81 (22.95) 3,590 2.31 1.45 .20 12
(.04) 5.09 (3.47) 4,710 2.17 1.38 1.03 7
(.06) 5.32 (2.18) 7,151 2.12 1.40 .38 610
— 5.50 1.85 6,920 2.11 1.41 (.51) —
— 5.40 (3.23) 7,027 2.13 1.46 (1.07) —
— 5.58 (26.96) 7,826 2.09 1.48 (1.39) —
(.10) 3.65 (23.29) 876 3.05 2.20 (.54) 12
— 4.86 (4.14) 1,446 2.92 2.13 .28 7
(.01) 5.07 (3.04) 2,056 2.87 2.15 (.41) 610
— 5.24 1.16 2,978 2.86 2.16 (1.27) —
— 5.18 (4.07) 4,210 2.87 2.21 (1.82) —
— 5.40 (27.42) 5,029 2.83 2.23 (2.14) —
(.14) 3.86 (22.81) 68 2.30 1.45 .22 12
(.05) 5.14 (3.60) 121 2.17 1.38 1.03 7
— 5.38 (2.18) 167 2.12 1.40 .36 610
— 5.50 1.85 178 2.09 1.38 (.69) —
— 5.40 (3.23) 9,775 2.12 1.46 (1.07) —
— 5.58 (26.87) 12,615 2.09 1.48 (1.39) —
(.17) 3.85 (22.75) 27,483 2.06 1.10 .55 12
(.07) 5.15 (3.20) 34,665 1.95 1.04 1.36 7
(.09) 5.39 (1.89) 16,844 1.87 1.05 .74 610
— 5.58 2.20 14,041 1.87 1.06 (.06) —
(.16) 3.86 (22.87) 148,143 2.05 1.20 .46 12
(.06) 5.16 (3.32) 225,800 1.92 1.13 1.26 7
(.08) 5.40 (2.06) 478,145 1.87 1.15 .62 610
— 5.59 2.19 492,180 1.86 1.16 (.25) —
— 5.47 (3.01) 500,004 1.87 1.21 (.82) —
— 5.64 (26.66) 579,005 1.84 1.23 (1.14) —
(.17) 3.90 (22.78) 56,813 1.85 1.01 .65 12
(.07) 5.22 (3.07) 126,574 1.73 .95 1.46 7
(.09) 5.46 (2.02) 139,865 1.68 .96 .78 610
— 5.65 2.36 179,552 1.66 .97 (.07) —
— 5.52 (2.82) 189,499 1.68 1.02 (.62) —
— 5.68 (26.52) 175,230 1.64 1.04 (.95) —

Russell Investment Company
Commodity Strategies Fund
See accompanying notes which are an integral part of the financial statements.
636 Commodity Strategies Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 114,490
Administration fees 9,442
Distribution fees 1,313
Shareholder servicing fees 203
Transfer agent fees 26,091
Trustee fees 4,267
$ 155,806
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 157,937 $ 642,299 $ 706,430 $ 9 $ (40) $ 93,775 $ 712 $ —
$ 157,937 $ 642,299 $ 706,430 $ 9 $ (40) $ 93,775 $ 712 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 306,144,954 $ 626,054 $ (69,897,281) $ (69,271,227)

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Global Infrastructure Fund 637
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 835.10 $ 1,018.15
Expenses Paid During Period* $ 6.16 $ 6.77
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 831.80 $ 1,014.42
Expenses Paid During Period* $ 9.56 $ 10.52
* Expenses are equal to the Fund's annualized expense ratio of 2.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 834.40 $ 1,018.15
Expenses Paid During Period* $ 6.16 $ 6.77
* Expenses are equal to the Fund's annualized expense ratio of 1.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
638 Global Infrastructure Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 835.90 $ 1,019.89
Expenses Paid During Period* $ 4.56 $ 5.02
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 835.30 $ 1,019.39
Expenses Paid During Period* $ 5.02 $ 5.52
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 836.80 $ 1,020.59
Expenses Paid During Period* $ 3.93 $ 4.32
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.6%
Australia - 7.4%
APA Group 7,636 54
Atlas Arteria, Ltd. 90,190 359
Aurizon Holdings, Ltd. 159,398 482
AusNet Services(Æ) 343,919 419
NEXTDC, Ltd.(Æ) 50,263 286
Qube Holdings, Ltd. 175,247 252
Sydney Airport 311,556 1,267
Transurban Group - ADR(Æ) 777,171 6,946
10,065
Austria - 0.3%
Flughafen Wien AG 6,872 201
Oesterreichische Post AG 2,041 77
Verbund AG Class A 2,365 107
385
Belgium - 0.4%
Elia System Operator SA 4,792 552
Brazil - 0.1%
Alupar Investimento SA 8,120 34
Neoenergia SA(Æ) 36,673 123
Transmissora Alianca de Energia
Eletrica SA 9,361 47
204
Canada - 7.7%
Brookfield Infrastructure Partners, LP
Class A 246 10
Canadian Pacific Railway, Ltd. 277 63
Emera , Inc. 14,100 561
Enbridge, Inc. 158,810 4,869
GFL Environmental, Inc. 3,818 66
Gibson Energy, Inc. 5,275 75
Hydro One, Ltd.(Þ) 2,146 39
Inter Pipeline, Ltd. 4,987 42
Keyera Corp. 2,237 33
Pembina Pipeline Corp. 52,951 1,214
TC Energy Corp.(Æ) 77,370 3,565
10,537
Chile - 0.1%
Aguas Andinas SA Class A 386,830 130
China - 2.2%
China Merchants Port Holdings Co., Ltd. 369,996 470
COSCO Shipping Ports, Ltd. 520,054 276
ENN Energy Holdings, Ltd. 16,718 186
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 1,589 91
Guangdong Investment, Ltd. 217,643 449
Jiangsu Expressway Co., Ltd. Class H 1,068,685 1,272
Zhejiang Expressway Co., Ltd. Class H 312,000 235
2,979
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.3%
Orsted A/S Class A(Þ) 4,346 440
France - 7.7%
Aeroports de Paris 15,360 1,507
Eiffage SA 19,661 1,611
Engie SA 10,443 113
Getlink SE 224,146 2,859
Rubis SCA 22,810 1,025
Suez Environnement Co. 17,744 201
Vinci SA 38,547 3,160
10,476
Germany - 0.7%
E.ON SE 70,866 709
Fraport AG Frankfurt Airport Services
Worldwide 2,029 89
Hamburger Hafen und Logistik AG 3,309 54
RWE AG 3,041 88
940
Hong Kong - 1.0%
China Gas Holdings, Ltd. 21,400 78
CK Infrastructure Holdings, Ltd. 71,011 422
CLP Holdings, Ltd. 54,345 580
HKBN, Ltd. 67,000 115
Power Assets Holdings, Ltd. 18,520 122
1,317
India - 0.1%
Power Grid Corp. of India, Ltd. 45,553 98
Italy - 6.4%
ASTM SpA 16,674 325
Atlantia SpA 227,503 3,713
Enav SpA (Þ) 92,688 415
Enel SpA 234,952 1,609
Hera SpA 18,055 67
Infrastrutture Wireless Italiane SpA (Þ) 57,144 605
Italgas SpA 17,364 97
Snam Rete Gas SpA 81,010 364
Terna Rete Elettrica Nazionale SpA 257,743 1,618
8,813
Japan - 0.6%
Central Japan Railway Co. 1,021 161
East Japan Railway Co. 2,968 217
Kamigumi Co., Ltd. 7,913 139
Tokyo Gas Co., Ltd. 12,100 264
781
Mexico - 2.2%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 61,000 222
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 8,187 238
Grupo Aeroportuario del Pacifico SAB de
CV Class B 24,172 151

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
640 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 10,836 672
Grupo Aeroportuario del Sureste SAB de
CV Class B 116,639 1,168
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 47,817 332
Promotora y Operadora de
Infraestructura SAB de CV Class
L(Æ) 10,773 53
Telesites SAB de CV(Æ) 203,668 134
2,970
Netherlands - 0.2%
Koninklijke Vopak NV 4,616 266
New Zealand - 1.8%
Auckland International Airport, Ltd. 584,841 2,163
Port of Tauranga, Ltd. 72,731 299
2,462
Philippines - 0.0%
International Container Terminal
Services, Inc. 48,114 85
Portugal - 0.4%
Energias de Portugal SA 92,780 392
REN - Redes Energeticas Nacionais
SGPS SA 41,341 112
504
Singapore - 0.4%
Keppel DC REIT(ö) 41,200 68
NetLink NBN Trust 547,272 386
Parkway Life Real Estate Investment
Trust(Æ)(ö) 46,917 109
563
Spain - 7.3%
Abertis Infraestructuras SA(Æ)(Š) 90,641 595
Acciona SA 560 56
Aena SA(Þ) 31,680 4,010
Cellnex Telecom SA(Þ) 24,425 1,281
EDP Renovaveis SA 7,937 97
Enagas SA 3,747 87
Ferrovial SA 43,860 1,097
Iberdrola SA 236,246 2,368
Red Electrica Corp. SA 19,867 350
9,941
Switzerland - 1.2%
Flughafen Zurich AG(Æ) 13,512 1,670
Thailand - 0.1%
Airports of Thailand PCL 103,100 197
United Kingdom - 4.5%
Calisen PLC(Æ) 94,571 220
National Grid PLC 192,763 2,269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC - ADR 13,208 774
Pennon Group PLC 9,206 127
Scottish & Southern Energy PLC 23,515 371
Severn Trent PLC Class H 28,984 873
Signature Aviation PLC 377,218 931
United Utilities Group PLC 46,524 529
6,094
United States - 42.5%
Alliant Energy Corp. 31,161 1,513
Ameren Corp. 4,205 306
American Electric Power Co., Inc. 28,105 2,336
American Tower Corp.(ö) 6,640 1,580
American Water Works Co., Inc. 12,884 1,568
Atmos Energy Corp. 3,979 406
Avangrid , Inc. 7,862 338
Avista Corp. 10,519 453
Brookfield Infrastructure Partners, LP 2,214 87
CenterPoint Energy, Inc. 25,256 430
Cheniere Energy, Inc.(Æ) 29,845 1,393
Clearway Energy, Inc.(Æ) 8,465 170
CMS Energy Corp. 17,127 978
Consolidated Edison, Inc. 4,348 343
CoreSite Realty Corp. Class A(ö) 2,150 261
Crown Castle International Corp.(ö) 12,026 1,917
CyrusOne , Inc.(ö) 9,075 637
Digital Realty Trust, Inc.(ö) 5,935 887
Dominion Energy, Inc. 53,728 4,144
DTE Energy Co. 11,083 1,150
Duke Energy Corp. 13,584 1,150
Edison International 8,308 488
Entergy Corp. 5,606 535
Enterprise Products Partners, LP 120,204 2,111
Equinix , Inc.(Æ)(ö) 1,617 1,092
Essential Utilities, Inc. 1,846 77
Evergy , Inc. 16,837 984
Eversource Energy(Æ) 21,082 1,701
Evoqua Water Technologies Corp.(Æ) 7,425 119
Exelon Corp. 10,225 379
FirstEnergy Corp. 7,272 300
Kinder Morgan, Inc. 142,015 2,163
Macquarie Infrastructure Corp. 12,220 337
Magellan Midstream Partners, LP 34,001 1,398
NextEra Energy, Inc.(Ñ) 38,251 7,954
NiSource, Inc. 37,986 954
Norfolk Southern Corp. 1,047 179
NorthWestern Corp. 7,216 416
ONE Gas, Inc. 846 67
ONEOK, Inc. 9,784 293
PNM Resources, Inc. 13,056 529
Portland General Electric Co. 11,200 524
PPL Corp. 5,748 146
Progressive Waste Solutions, Ltd. 1,914 164
Public Service Enterprise Group, Inc. 5,965 302
QTS Realty Trust, Inc. Class A(ö) 6,574 411
SBA Communications Corp.(ö) 7,533 2,184
Sempra Energy 6,263 776

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Co. (The) 20,045 1,137
Targa Resources Corp. 7,840 102
UGI Corp. 25,303 764
Waste Management, Inc. 6,744 674
WEC Energy Group, Inc.(Æ) 14,527 1,315
Williams Cos., Inc. (The) 159,141 3,083
Xcel Energy, Inc. 35,449 2,253
57,958
Total Common Stocks
(cost $114,423) 130,427
Short-Term Investments - 3.6%
United States - 3.6%
U.S. Cash Management Fund(@) 4,918,656 (∞) 4,919
Total Short-Term Investments
(cost $4,918) 4,919
Other Securities - 0.1%
U.S. Cash Collateral Fund( ×)(@ ) 178,945 (∞) 179
Total Other Securities
(cost $179) 179
Total Investments - 99.3%
(identified cost $119,520) 135,525
Other Assets and Liabilities, Net
- 0.7%
965
Net Assets - 100.0%
136,490

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
642 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.0%
Aena SA 02/11/15 EUR 31,680 81.89 2,594
4,010
Cellnex Telecom SA 12/28/16 EUR 24,425 40.29 984
1,281
Enav SpA 06/07/17 EUR 92,688 4.41 409
415
Hydro One, Ltd. 05/19/17 CAD 2,146 14.58 31
39
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 57,144 4.34 248
605
Orsted A/S 08/15/19 DKK 4,346 97.36 423
440
6,790
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 643
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 49 EUR 1,415 06/20
217
MSCI Emerging Markets Index Futures 2 USD 91 06/20
3
S&P Energy Select Sector Index Futures 1 9 USD 749 06/20
238
S&P Utilities Select Sector Index Futures 3 5 USD 2,020 06/20
433
SPI 200 Index Futures 11 AUD 1,523 06/20
187
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
1,078
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 174 AUD 281 06/17/20 9
Bank of America USD 398 EUR 356 06/17/20 (7)
Bank of America AUD 1,287 USD 772 06/17/20 (66)
Bank of America EUR 123 USD 133 06/17/20 (2)
Bank of America EUR 257 USD 280 06/17/20 (2)
Bank of New York AUD 357 USD 232 06/17/20 (1)
Bank of New York EUR 465 USD 504 06/17/20 (6)
Bank of New York EUR 843 USD 914 06/17/20 (11)
Citigroup USD 461 AUD 708 06/17/20 1
Citigroup USD 1,139 EUR 1,007 06/17/20 (35)
Royal Bank of Canada USD 461 AUD 708 06/17/20 —
Royal Bank of Canada USD 1,707 AUD 2,869 06/17/20 163
Royal Bank of Canada USD 1,146 EUR 1,007 06/17/20 (42)
Royal Bank of Canada USD 1,568 EUR 1,449 06/17/20 21
Royal Bank of Canada AUD 261 USD 161 06/17/20 (10)
Royal Bank of Canada AUD 270 USD 173 06/17/20 (3)
Royal Bank of Canada EUR 228 USD 250 06/17/20 —
Royal Bank of Canada EUR 730 USD 813 06/17/20 12
Standard Chartered USD 302 EUR 278 06/17/20 3
State Street AUD 794 USD 520 06/17/20 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
27
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 10,065 $ —
$ —
$ 10,065 7.4
Austria — 385 —
—
385 0.3
Belgium — 552 —
—
552 0.4
Brazil 204 — —
—
204 0.1

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
644 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Canada 10,537 — —
—
10,537 7.7
Chile 130 — —
—
130 0.1
China 91 2,888 —
—
2,979 2.2
Denmark — 440 —
—
440 0.3
France — 10,476 —
—
10,476 7.7
Germany — 940 —
—
940 0.7
Hong Kong — 1,317 —
—
1,317 1.0
India — 98 —
—
98 0.1
Italy — 8,813 —
—
8,813 6.4
Japan — 781 —
—
781 0.6
Mexico 2,970 — —
—
2,970 2.2
Netherlands — 266 —
—
266 0.2
New Zealand — 2,462 —
—
2,462 1.8
Philippines — 85 —
—
85 —
*
Portugal — 504 —
—
504 0.4
Singapore — 563 —
—
563 0.4
Spain — 9,346 595
—
9,941 7.3
Switzerland — 1,670 —
—
1,670 1.2
Thailand — 197 —
—
197 0.1
United Kingdom 774 5,320 —
—
6,094 4.5
United States 57,958 — —
—
57,958 42.5
Short-Term Investments — — — 4,919 4,919 3.6
Other Securities — — — 179 179 0.1
Total Investments 72,664 57,168 595 5,098 135,525 99. 3
Other Assets and Liabilities, Net 0. 7
100.0
Other Financial Instruments
Assets
Futures Contracts 1,078 — — — 1,078 0.8
Foreign Currency Exchange Contracts — 21 2 — — 21 2 0. 2
A
Liabilities
Foreign Currency Exchange Contracts — (18 5 ) — — (18 5 ) (0.1)
Total Other Financial Instruments
**
$ 1,078 $ 27 $ — $ — $ 1,10 5
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 645
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Air Freight & Logistics ...........................................................
77
Airport Services ......................................................................
15,238
Alternative Carriers ................................................................
386
Construction & Engineering ....................................................
5,924
Diversified ..............................................................................
8,174
Electric Utilities .....................................................................
32,619
Environmental & Facilities Services .......................................
838
Gas Utilities ............................................................................
3,028
Healthcare ..............................................................................
109
Highways & Railtracks ...........................................................
16,689
Independent Power Producers & Energy Traders ....................
170
Industrial ................................................................................
1,048
Integrated Telecommunication Services ..................................
2,135
Internet Services & Infrastructure ...........................................
377
Marine Ports & Services .........................................................
1,323
Multi-Utilities .........................................................................
15,825
Oil & Gas Storage & Transportation ........................................
21,223
Railroads ................................................................................
1,102
Renewable Electricity .............................................................
466
Water Utilities .........................................................................
3,676
Short-Term Investments ..........................................................
4,919
Other Securities ......................................................................
179
Total Investments .................................................................... 135,525

See accompanying notes which are an integral part of the financial statements.
646 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 212
Variation margin on futures contracts* 1,078 —
Total
$ 1,078 $ 212
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 185
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (999) $ —
Foreign currency exchange contracts — (340)
Total
$ (999) $ (340)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,063 $ —
Foreign currency exchange contracts — 155
Total
$ 1,063 $ 155
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 647
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 178 $ — $ 178
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 212 — 212
Total Financial and Derivative Assets
390 — 390
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 390 $ — $ 390
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 50 $ 9 $ 41 $ —
Citigroup
1 1 — —
HSBC
136 — 136 —
Royal Bank of Canada
195 55 — 140
Standard Chartered
3 — — 3
State Street
3 — — 3
Wells Fargo
2 — 2 —
Total
$ 390 $ 65 $ 179 $ 146

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
648 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 185 $ — $ 185
Total Financial and Derivative Liabilities
185 — 185
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 185 $ — $ 185
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 77 $ 9 $ 41 $ 27
Bank of New York 18 — — 18
Citigroup 35 1 — 34
Royal Bank of Canada 55 55 — —
Total
$ 185 $ 65 $ 41 $ 79
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 649
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 119,520
Investments, at fair value(*)(>) ......................................................................................................................................................
135,525
Cash ............................................................................................................................................................................................... 16
Foreign currency holdings(^) ......................................................................................................................................................... 528
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 212
Receivables:
Dividends and interest ....................................................................................................................................................... 132
Dividends from affiliated funds .......................................................................................................................................... 3
Fund shares sold ................................................................................................................................................................ 161
Foreign capital gains taxes recoverable ............................................................................................................................. 183
Variation margin on futures contracts ................................................................................................................................. 1,079
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
137,842
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 343
Fund shares redeemed ....................................................................................................................................................... 309
Accrued fees to affiliates .................................................................................................................................................... 68
Other accrued expenses ..................................................................................................................................................... 268
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 185
Payable upon return of securities loaned ....................................................................................................................................... 179
Total liabilities .............................................................................................................................................
1,352
Net Assets ............................................................................................................................................................
$ 136,490

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
650 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 27,239
Shares of beneficial interest ...........................................................................................................................................................
162
Additional paid-in capital ..............................................................................................................................................................
109,089
Net Assets ............................................................................................................................................................
$ 136,490
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 8.43
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 8.94
Class A — Net assets ............................................................................................................................................................. $ 4,334,013
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 514,353
Net asset value per share: Class C(#) ............................................................................................................................................. $ 8.32
Class C — Net assets ............................................................................................................................................................. $ 2,475,750
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 297,388
Net asset value per share: Class E(#) ............................................................................................................................................. $ 8.44
Class E — Net assets ............................................................................................................................................................. $ 234,598
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 27,785
Net asset value per share: Class M(#) ............................................................................................................................................ $ 8.43
Class M — Net assets ............................................................................................................................................................ $ 12,144,966
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,440,186
Net asset value per share: Class S(#) .............................................................................................................................................. $ 8.45
Class S — Net assets ............................................................................................................................................................. $ 117,290,931
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,877,790
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 8.46
Class Y — Net assets ............................................................................................................................................................. $ 9,643
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,140
Amounts in thousands
(^)     Foreign currency holdings - cost $ 534
(*)     Securities on loan included in investments $ 178
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 5,098
(a)      Due to Broker for Futures $ 343
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 651
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,462
Dividends from affiliated funds ......................................................................................................................................... 68
Securities lending income (net) ......................................................................................................................................... 4
Less foreign taxes withheld ............................................................................................................................................... (159)
Total investment income ...............................................................................................................................................................
3,375
Expenses
Advisory fees .................................................................................................................................................................... 1,342
Administrative fees ........................................................................................................................................................... 52
Custodian fees ................................................................................................................................................................... 182
Distribution fees - Class A ................................................................................................................................................ 7
Distribution fees - Class C ................................................................................................................................................ 12
Transfer agent fees - Class A ............................................................................................................................................ 5
Transfer agent fees - Class C ............................................................................................................................................. 3
Transfer agent fees - Class E ............................................................................................................................................. —
**
Transfer agent fees - Class M ............................................................................................................................................ 25
Transfer agent fees - Class S ............................................................................................................................................. 176
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 56
Registration fees ............................................................................................................................................................... 48
Shareholder servicing fees - Class C ................................................................................................................................. 4
Shareholder servicing fees - Class E ................................................................................................................................. —
**
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 93
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 2,026
Expense reductions ........................................................................................................................................................... (847)
Net expenses .................................................................................................................................................................................
1,179
Net investment income (loss) ........................................................................................................................................................
2,196
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 24,884
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (999)
Foreign currency exchange contracts ................................................................................................................................ (340)
Foreign currency-related transactions ............................................................................................................................... 98
Net realized gain (loss) ..................................................................................................................................................................
23,640
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (56,970)
Futures contracts .............................................................................................................................................................. 1,063
Foreign currency exchange contracts ................................................................................................................................ 155
Foreign currency-related transactions ............................................................................................................................... 25
Net change in unrealized appreciation (depreciation) ................................................................................................................... (55,727)
Net realized and unrealized gain (loss) ......................................................................................................................................... (32,087)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (29,891)
**      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
652 Global Infrastructure Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,196 $ 13,752
Net realized gain (loss) ...................................................................................................................... 23,640 58,562
Net change in unrealized appreciation (depreciation) ....................................................................... (55,727) 26,193
Net increase (decrease) in net assets from operations ............................................................................. (29,891) 98,507
Distributions
To shareholders
Class A .......................................................................................................................................... (710) (506)
Class C .......................................................................................................................................... (414) (314)
Class E .......................................................................................................................................... (38) (41)
Class M ......................................................................................................................................... (3,639) (1,695)
Class S ........................................................................................................................................... (24,680) (33,547)
Class Y .......................................................................................................................................... (68) (6,820)
Net decrease in net assets from distributions .......................................................................................... (29,549) (42,923)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (138,085) (295,461)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(197,525) (239,877)
Net Assets
Beginning of period .................................................................................................................................
334,015 573,892
End of period ..........................................................................................................................................
$ 136,490 $ 334,015

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 653
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 37 $ 382 49 $ 527
Proceeds from reinvestment of distributions 69 709 50 502
Payments for shares redeemed (154) (1,579) (183) (1,971)
Net increase (decrease)
(48) (488) (84) (942)
Class C
Proceeds from shares sold 18 173 36 383
Proceeds from reinvestment of distributions 41 413 32 314
Payments for shares redeemed (83) (789) (203) (2,116)
Net increase (decrease)
(24) (203) (135) (1,419)
Class E
Proceeds from shares sold 1 6 4 40
Proceeds from reinvestment of distributions 3 37 4 38
Payments for shares redeemed (6) (63) (27) (296)
Net increase (decrease)
(2) (20) (19) (218)
Class M
Proceeds from shares sold 794 8,157 4,314 47,320
Proceeds from reinvestment of distributions 352 3,639 167 1,695
Payments for shares redeemed (2,653) (27,443) (3,148) (35,016)
Net increase (decrease)
(1,507) (15,647) 1,333 13,999
Class S
Proceeds from shares sold 2,286 21,819 8,857 95,983
Proceeds from reinvestment of distributions 2,337 24,193 3,349 33,102
Payments for shares redeemed (9,212) (91,323) (38,048) (418,872)
Net increase (decrease)
(4,589) (45,311) (25,842) (289,787)
Class Y
Proceeds from shares sold —
**
1 187 2,018
Proceeds from reinvestment of distributions 7 68 686 6,820
Payments for shares redeemed (6,755) (76,485) (2,428) (25,932)
Net increase (decrease)
(6,748) (76,416) (1,555) (17,094)
Total increase (decrease)
(12,918) $ (138,085) (26,302) $ (295,461)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
654 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 11.47 .09 (1.72) (1.63) (.16) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
October 31, 2015 12.93 .20 (.62) (.42) (.21) (.87)
Class C
April 30, 2020* 11.36 .05 (1.70) (1.65) (.14) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
October 31, 2016 11.38 .15 .33 .48 (.16) (.34)
October 31, 2015 12.89 .11 (.62) (.51) (.13) (.87)
Class E
April 30, 2020* 11.49 .09 (1.73) (1.64) (.16) (1.25)
October 31, 2019 10.36 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.39 .25 (1.03) (.78) (.32) (.93)
October 31, 2017 11.42 .17 1.47 1.64 (.24) (.43)
October 31, 2016 11.43 .24 .33 .57 (.24) (.34)
October 31, 2015 12.93 .20 (.62) (.42) (.21) (.87)
Class M
April 30, 2020* 11.47 .12 (1.74) (1.62) (.17) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(8) 11.40 .17 1.04 1.21 (.22) —
Class S
April 30, 2020* 11.49 .10 (1.72) (1.62) (.17) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
October 31, 2016 11.44 .27 .33 .60 (.27) (.34)
October 31, 2015 12.94 .23 (.62) (.39) (.24) (.87)
Class Y
April 30, 2020* 11.49 .12 (1.74) (1.62) (.16) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)
October 31, 2016 11.45 .29 .32 .61 (.29) (.34)
October 31, 2015 12.95 .25 (.62) (.37) (.26) (.87)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 655
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k )
(1.41) 8.43 (16.49) 4,334 2.14 1.35 1.77 35
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(.58) 11.42 5.43 7,595 1.83 1.47 2.14 102
(1.08) 11.43 (3.49) 8,522 1.82 1.47 1.70 86
(1.39) 8.32 (16.82) 2,476 2.89 2.10 1.01 35
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(.50) 11.36 4.65 6,343 2.59 2.22 1.38 102
(1.00) 11.38 (4.23) 7,718 2.57 2.22 .96 86
(1.41) 8.44 (16.56) 235 2.14 1.35 1.79 35
(.84) 11.49 20.47 343 1.91 1.36 2.35 91
(1.25) 10.36 (6.99) 511 1.86 1.38 2.22 92
(.67) 12.39 15.11 615 1.83 1.45 1.53 84
(.58) 11.42 5.42 17,601 1.84 1.47 2.16 102
(1.08) 11.43 (3.50) 24,683 1.82 1.47 1.67 86
(1.42) 8.43 (16.41) 12,145 1.86 1.00 2.28 35
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(1.42) 8.45 (16.47) 117,290 1.88 1.10 2.04 35
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(.61) 11.43 5.69 783,412 1.59 1.22 2.41 102
(1.11) 11.44 (3.25) 1,019,451 1.57 1.22 1.95 86
(1.41) 8.46 (16.32) 10 1.46 .86 2.17 35
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84
(.63) 11.43 5.78 219,203 1.39 1.04 2.57 102
(1.13) 11.45 (3.07) 348,835 1.37 1.04 2.13 86

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
656 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 35,057
Administration fees 5,475
Distribution fees 2,317
Shareholder servicing fees 533
Transfer agent fees 19,149
Trustee fees 5,369
$ 67,900
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,085 $ 15,285 $ 16,191 $ — $ — $ 179 $ 10 $ —
U.S. Cash Management Fund 20,916 137,127 153,121 (3) — 4,919 68 —
$ 22,001 $ 152,412 $ 169,312 $ (3) $ — $ 5,098 $ 78 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 127,279,609 $ 13,662,584 $ (4,312,949) $ 9,349,635

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Global Real Estate Securities Fund 657
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 778.20 $ 1,018.05
Expenses Paid During Period* $ 6.06 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 775.10 $ 1,014.32
Expenses Paid During Period* $ 9.36 $ 10.62
* Expenses are equal to the Fund's annualized expense ratio of 2.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 778.10 $ 1,018.05
Expenses Paid During Period* $ 6.06 $ 6.87
* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
658 Global Real Estate Securities Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 779.20 $ 1,019.79
Expenses Paid During Period* $ 4.51 $ 5.12
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 779.60 $ 1,020.14
Expenses Paid During Period* $ 4.20 $ 4.77
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 779.00 $ 1,019.29
Expenses Paid During Period* $ 4.95 $ 5.62
* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 779.60 $ 1,020.29
Expenses Paid During Period* $ 4.07 $ 4.62
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 659
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.6%
Australia - 2.9%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 370,119 1,820
Goodman Group(ö) 361,376 3,037
GPT Group (The)(ö) 1,205,778 3,269
Mirvac Group(ö) 3,613,633 5,168
Scentre Group(ö) 602,146 897
Shopping Centres Australasia Property
Group(ö) 884,239 1,269
Viva Energy(ö) 314,444 489
15,949
Austria - 0.2%
CA Immobilien Anlagen AG 35,053 1,118
Belgium - 0.9%
Aedifica (ö) 21,705 2,102
VGP NV 6,315 731
Warehouses De Pauw CVA(Æ)(ö) 74,336 2,039
4,872
Canada - 2.3%
Allied Properties Real Estate Investment
Trust(ö) 76,807 2,459
Boardwalk Real Estate Investment
Trust(ö) 74,331 1,420
Canadian Apartment Properties(ö) 101,676 3,499
Granite Real Estate Investment Trust(ö) 77,575 3,545
InterRent Real Estate Investment
Trust(ö) 167,114 1,744
12,667
China - 0.7%
China Overseas Land & Investment, Ltd. 714,000 2,574
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 24,477 1,403
3,977
France - 1.4%
Argan SA(ö) 17,453 1,359
Gecina SA(ö) 34,345 4,487
Klepierre SA - GDR(ö) 83,385 1,688
7,534
Germany - 5.3%
Alstria Office REIT-AG(ö) 132,508 1,983
Aroundtown SA 322,638 1,738
Deutsche Wohnen SE 200,765 8,146
Instone Real Estate Group AG(Æ)(Þ) 49,786 1,010
LEG Immobilien AG 34,126 3,924
Vonovia SE 255,981 12,657
29,458
Hong Kong - 6.7%
ESR Cayman, Ltd.(Æ)(Þ) 819,800 1,799
Hang Lung Properties, Ltd. - ADR 1,015,000 2,167
Link Real Estate Investment Trust(ö) 1,053,900 9,348
New World Development Co., Ltd. 9,254,000 10,868
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sino Land Co., Ltd. 1,826,000 2,544
Sun Hung Kai Properties, Ltd. 429,500 5,812
Swire Properties, Ltd. 1,525,800 4,287
Wharf Real Estate Investment Co., Ltd. 39,000 166
36,991
Japan – 11.0%
Activia Properties, Inc.(ö) 2,028 5,911
Advance Residence Investment Corp.(ö) 274 837
Daibiru Corp. 133,500 1,233
Daiwa House REIT Investment Corp.(ö) 1,286 3,105
Frontier Real Estate Investment Corp.(ö) 387 1,085
Global One Real Estate Investment
Corp.(ö) 2,882 2,453
GLP J-REIT(Æ)(ö) 3,447 4,418
Hulic REIT, Inc.(ö) 2,074 2,322
Japan Hotel REIT Investment Corp.(ö) 367 122
Japan Prime Realty Investment Corp.(ö) 403 1,114
Japan Rental Housing Investments, Inc.
(ö) 2,472 2,075
Japan Retail Fund Investment Corp.(ö) 266 291
Kenedix Retail REIT Corp.(ö) 646 1,010
Mitsubishi Estate Co., Ltd. 620,300 10,094
Mitsui Fudosan Co., Ltd. 441,200 8,145
Mitsui Fudosan Logistics Park, Inc.(ö) 239 941
Mori Hills REIT Investment Corp. Class
A(ö) 543 696
Mori Trust Hotel REIT, Inc.(ö) 1,558 1,206
Mori Trust Sogo REIT, Inc.(ö) 1,282 1,420
Nippon Building Fund, Inc.(ö) 449 2,680
Nippon REIT Investment Corp.(ö) 490 1,455
Premier Investment Corp.(ö) 1,212 1,208
Sumitomo Realty & Development Co.,
Ltd. 153,100 4,123
Tokyu Fudosan Holdings Corp. 227,000 1,120
United Urban Investment Corp.(ö) 667 669
XYMAX REIT Investment Corp.(ö) 995 844
60,577
Netherlands - 0.1%
Unibail - Rodamco -Westfield(ö) 9,152 539
Norway - 0.3%
Entra ASA(Ñ)(Þ) 114,484 1,445
Singapore - 3.1%
CapitaLand Mall Trust Class A(Æ)(ö) 95,100 126
CapitaLand, Ltd.(Æ) 1,612,500 3,403
City Developments, Ltd. 234,400 1,318
Frasers Centrepoint Trust(ö) 60,300 90
Keppel DC REIT(ö) 1,552,900 2,573
Mapletree Industrial Trust(Æ)(ö) 1,928,100 3,462
Mapletree Logistics Trust(ö) 3,564,600 4,498
Parkway Life Real Estate Investment
Trust(Æ)(ö) 825,500 1,916
17,386

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
660 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spain - 0.3%
Arima Real Estate Socimi SA(Æ)(ö) 100,466 1,003
Inmobiliaria Colonial Socimi SA(ö) 20,231 195
Merlin Properties Socimi SA(ö) 23,323 216
1,414
Sweden - 1.9%
Castellum AB 192,696 3,380
Catena AB 30,937 983
Fabege AB 219,885 2,630
Fastighets AB Balder Class B(Æ) 87,746 3,464
10,457
Switzerland - 0.7%
PSP Swiss Property AG 28,976 3,370
Swiss Prime Site AG Class A 3,709 353
3,723
United Kingdom - 4.7%
Assura PLC(ö) 1,619,733 1,555
Big Yellow Group PLC(ö) 98,286 1,328
British Land Co. PLC (The)(ö) 285,003 1,454
Derwent London PLC(ö) 40,435 1,583
Grainger PLC 732,041 2,465
Great Portland Estates PLC(ö) 286,798 2,446
Land Securities Group PLC(ö) 36,343 303
LondonMetric Property PLC(ö) 598,849 1,465
Safestore Holdings PLC(ö) 127,076 1,151
Segro PLC(ö) 638,248 6,675
The PRS REIT PLC(ö) 870,388 746
Tritax EuroBox PLC(Þ) 595,870 631
UNITE Group PLC (The)(ö) 297,216 3,280
Urban & Civic PLC 355,022 1,020
26,102
United States - 50.1%
Agree Realty Corp.(Ñ)(ö) 107,936 7,028
Alexandria Real Estate Equities, Inc.(ö) 56,299 8,844
American Homes 4 Rent Class A(ö) 157,553 3,803
American Tower Corp.(ö) 16,597 3,950
Apartment Investment & Management
Co. Class A(ö) 36,222 1,364
Apple Hospitality REIT, Inc.(ö) 77,858 754
Boyd Gaming Corp. 79,300 1,324
Brixmor Property Group, Inc.(ö) 21,587 247
Columbia Property Trust, Inc.(ö) 14,870 212
Cousins Properties, Inc.(ö) 139,131 4,198
Crown Castle International Corp.(ö) 15,689 2,501
CyrusOne , Inc.(ö) 20,594 1,445
Digital Realty Trust, Inc.(Ñ)(ö) 129,042 19,290
Duke Realty Corp.(ö) 86,941 3,017
EastGroup Properties, Inc.(ö) 35,909 3,806
Empire State Realty Trust, Inc. Class
A(ö) 166,062 1,388
Equinix , Inc.(Æ)(ö) 8,149 5,502
Equity LifeStyle Properties, Inc. Class
A(ö) 109,780 6,621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equity Residential(ö) 237,334 15,441
Essential Properties Realty Trust, Inc.(ö) 140,855 2,069
Essex Property Trust, Inc.(ö) 49,664 12,123
Extra Space Storage, Inc.(ö) 99,774 8,804
Gaming and Leisure Properties, Inc.(ö) 80,263 2,267
Healthcare Trust of America, Inc. Class
A(ö) 90,158 2,221
Healthpeak Properties, Inc.(ö) 280,106 7,322
Highwoods Properties, Inc.(ö) 115,742 4,492
Hilton Worldwide Holdings, Inc. 30,183 2,285
Host Hotels & Resorts, Inc.(ö) 205,464 2,529
Hyatt Hotels Corp. Class A(Ñ) 35,074 1,973
Invitation Homes, Inc.(ö) 399,220 9,442
Jones Lang LaSalle, Inc. 14,326 1,513
Kilroy Realty Corp.(ö) 154,805 9,638
Kimco Realty Corp.(ö) 257,382 2,808
Life Storage, Inc.(Æ)(ö) 48,667 4,263
Medical Properties Trust, Inc.(ö) 391,166 6,705
Mid-America Apartment Communities,
Inc.(ö) 55,682 6,232
Omega Healthcare Investors, Inc.(ö) 177,747 5,181
Park Hotels & Resorts, Inc.(ö) 33,991 323
Prologis, Inc.(ö) 361,732 32,277
Public Storage(ö) 40,925 7,590
Realty Income Corp.(ö) 127,521 7,003
Regency Centers Corp.(ö) 90,246 3,963
Rexford Industrial Realty, Inc.(ö) 111,446 4,538
Ryman Hospitality Properties, Inc.(ö) 16,220 573
Sabra Health Care REIT, Inc.(ö) 66,224 849
SBA Communications Corp.(ö) 3,357 973
Simon Property Group, LP(ö) 85,199 5,689
STORE Capital Corp.(ö) 14,513 291
Sun Communities, Inc.(ö) 4,786 643
UDR, Inc.(ö) 145,694 5,459
Ventas, Inc.(ö) 103,209 3,339
VEREIT, Inc.(ö) 543,096 2,976
VICI Properties, Inc.(Ñ)(ö) 235,346 4,100
Weingarten Realty Investors(ö) 10,563 192
Welltower , Inc.(ö) 244,596 12,531
275,911
Total Common Stocks
(cost $475,828) 510,120
Short-Term Investments - 6.3%
United States - 6.3%
U.S. Cash Management Fund(@) 34,825,033 (∞) 34,825
Total Short-Term Investments
(cost $34,819) 34,825
Other Securities - 3.5%
U.S. Cash Collateral Fund(x)(@) 19,380,849 (∞) 19,381
Total Other Securities
(cost $19,381) 19,381

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 661
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 102.4%
(identified cost $530,028) 564,326
Other Assets and Liabilities, Net
- (2.4%)
(13,056)
Net Assets - 100.0%
551,270

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
662 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.9%
Entra ASA 10/20/16 NOK 114,484 9.50 1,088
1,445
ESR Cayman, Ltd. 11/12/19 HKD 819,800 2.16 1,773
1,799
Instone Real Estate Group AG 04/23/19 EUR 49,786 22.60 1,125
1,010
Tritax EuroBox PLC 07/17/18 GBP 595,870 1.43 852
631
4,885
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 73 5 USD 21,999 06/20
4,506
FTSE/EPRA Europe Index Futures 337 EUR 6,320 06/20
471
Hang Seng Index Futures 16 HKD 19,602 05/20
74
MSCI Singapore Index Futures 58 SGD 1,730 05/20
35
S&P/TSX 60 Index Futures 9 CAD 1,599 06/20
209
SPI 200 Index Futures 14 AUD 1,939 06/20
199
TOPIX Index Futures 34 JPY 494,359 06/20
493
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
5,987
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 241 AUD 388 06/17/20 12
Bank of America USD 184 EUR 169 06/17/20 1
Bank of America USD 639 EUR 572 06/17/20 (11)
Bank of America USD 216 HKD 1,676 06/17/20 —
Bank of New York SGD 109 USD 77 05/04/20 —
Citigroup USD 261 AUD 401 06/17/20 —
Citigroup USD 218 CAD 300 06/17/20 (3)
Citigroup USD 1,192 EUR 1,054 06/17/20 (36)
Citigroup USD 254 HKD 1,973 06/17/20 —
Citigroup USD 874 JPY 91,498 06/17/20 (20)
Citigroup USD 212 SGD 295 06/17/20 (3)
Royal Bank of Canada USD 262 AUD 401 06/17/20 —
Royal Bank of Canada USD 1,045 AUD 1,756 06/17/20 101
Royal Bank of Canada USD 218 CAD 300 06/17/20 (3)
Royal Bank of Canada USD 822 CAD 1,189 06/17/20 32
Royal Bank of Canada USD 293 EUR 267 06/17/20 —
Royal Bank of Canada USD 604 EUR 552 06/17/20 2
Royal Bank of Canada USD 1,200 EUR 1,054 06/17/20 (44)
Royal Bank of Canada USD 5,677 EUR 5,244 06/17/20 75
Royal Bank of Canada USD 153 HKD 1,188 05/04/20 —
Royal Bank of Canada USD 254 HKD 1,973 06/17/20 —
Royal Bank of Canada USD 1,747 HKD 13,557 06/17/20 —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 663
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 206 JPY 22,026 05/01/20 (1)
Royal Bank of Canada USD 228 JPY 24,542 06/17/20 1
Royal Bank of Canada USD 878 JPY 91,498 06/17/20 (25)
Royal Bank of Canada USD 3,783 JPY 418,811 06/17/20 122
Royal Bank of Canada USD 212 SGD 295 06/17/20 (3)
Royal Bank of Canada USD 1,014 SGD 1,466 06/17/20 25
Royal Bank of Canada AUD 435 USD 267 06/17/20 (16)
Royal Bank of Canada AUD 662 USD 422 06/17/20 (10)
Royal Bank of Canada CAD 300 USD 215 06/17/20 —
Royal Bank of Canada EUR 672 USD 725 06/17/20 (12)
Royal Bank of Canada EUR 872 USD 971 06/17/20 14
Royal Bank of Canada JPY 56,659 USD 527 06/17/20 (1)
Royal Bank of Canada JPY 87,925 USD 819 06/17/20 (1)
Royal Bank of Canada SGD 242 USD 171 06/17/20 (1)
Standard Chartered USD 180 CAD 254 06/17/20 2
Standard Chartered EUR 391 USD 424 06/17/20 (4)
Standard Chartered EUR 650 USD 703 06/17/20 (10)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
183
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 15,949 $ —
$ —
$ 15,949 2.9
Austria — 1,118 —
—
1,118 0.2
Belgium — 4,872 —
—
4,872 0.9
Canada 12,667 — —
—
12,667 2.3
China 1,403 2,574 —
—
3,977 0.7
France — 7,534 —
—
7,534 1.4
Germany — 29,458 —
—
29,458 5.3
Hong Kong — 36,991 —
—
36,991 6.7
Japan — 60,577 —
—
60,577 11.0
Netherlands — 539 —
—
539 0.1
Norway — 1,445 —
—
1,445 0.3
Singapore — 17,386 —
—
17,386 3.1
Spain — 1,414 —
—
1,414 0.3
Sweden — 10,457 —
—
10,457 1.9
Switzerland — 3,723 —
—
3,723 0.7
United Kingdom — 26,102 —
—
26,102 4.7
United States 275,911 — —
—
275,911 50.1
Short-Term Investments — — — 34,825 34,825 6.3
Other Securities — — — 19,381 19,381 3.5

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
664 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Total Investments 289,981 220,139 — 54,206 564,326 102.4
Other Assets and Liabilities, Net 2.4
100.0
Other Financial Instruments
Assets
Futures Contracts 5,987 — — — 5,987 1.1
Foreign Currency Exchange Contracts — 387 — — 387 0.1
A
Liabilities
Foreign Currency Exchange Contracts (1) (203) — — (204) (—)*
Total Other Financial Instruments
**
$ 5,986 $ 184 $ — $ — $ 6,170
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
162,997
Healthcare ..............................................................................
41,618
Industrial ................................................................................
75,201
Internet Services & Infrastructure ...........................................
1,403
Lodging/Resorts ......................................................................
9,765
Office ......................................................................................
53,620
Oil & Gas Storage & Transportation ........................................
489
Residential ..............................................................................
105,330
Retail ......................................................................................
36,561
Self Storage .............................................................................
23,136
Short-Term Investments ..........................................................
34,825
Other Securities .....................................................................
19,381
Total Investments .................................................................... 564,326

Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 665
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 387
Variation margin on futures contracts* 5,987 —
Total
$ 5,987 $ 387
Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts $ — $ 204
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,106) $ —
Foreign currency exchange contracts — (208)
Total
$ (1,106) $ (208)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 5,866 $ —
Foreign currency exchange contracts — 253
Total
$ 5,866 $ 253
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
666 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 18,609 $ — $ 18,609
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 387 — 387
Total Financial and Derivative Assets
18,996 — 18,996
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 18,996 $ — $ 18,996
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,283 $ 11 $ 4,270 $ 2
Bank of Montreal
1,373 — 1,373 —
Citigroup
7,074 1 7,073 —
HSBC
1,370 — 1,370 —
Morgan Stanley
4,523 — 4,523 —
Royal Bank of Canada
371 115 — 256
Standard Chartered
2 2 — —
Total
$ 18,996 $ 129 $ 18,609 $ 258

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 667
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 204 $ — $ 204
Total Financial and Derivative Liabilities
204 — 204
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 203 $ — $ 203
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 11 $ 11 $ — $ —
Citigroup 63 1 62 —
Royal Bank of Canada 115 115 — —
Standard Chartered 14 2 — 12
Total
$ 203 $ 129 $ 62 $ 12
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
668 Global Real Estate Securities Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 530,028
Investments, at fair value(*)(>) ......................................................................................................................................................
564,326
Cash ............................................................................................................................................................................................... 116
Foreign currency holdings(^) ......................................................................................................................................................... 1,098
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 387
Receivables:
Dividends and interest ....................................................................................................................................................... 1,222
Dividends from affiliated funds .......................................................................................................................................... 12
Investments sold ................................................................................................................................................................ 77
Fund shares sold ................................................................................................................................................................ 1,146
Foreign capital gains taxes recoverable ............................................................................................................................. 176
Variation margin on futures contracts ................................................................................................................................. 5,990
Prepaid expenses ........................................................................................................................................................................... 6
Total assets .................................................................................................................................................
574,556
Liabilities
Payables:
Due to broker (a) ................................................................................................................................................................ 1,559
Investments purchased ...................................................................................................................................................... 358
Fund shares redeemed ....................................................................................................................................................... 1,147
Accrued fees to affiliates .................................................................................................................................................... 446
Other accrued expenses ..................................................................................................................................................... 191
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 204
Payable upon return of securities loaned ....................................................................................................................................... 19,381
Total liabilities .............................................................................................................................................
23,286
Net Assets ............................................................................................................................................................
$ 551,270

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 669
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (29,686)
Shares of beneficial interest ...........................................................................................................................................................
207
Additional paid-in capital ..............................................................................................................................................................
580,749
Net Assets ............................................................................................................................................................
$ 551,270
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 25.93
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 27.51
Class A — Net assets ............................................................................................................................................................. $ 13,142,480
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 506,871
Net asset value per share: Class C(#) ............................................................................................................................................. $ 24.84
Class C — Net assets ............................................................................................................................................................. $ 11,590,616
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 466,655
Net asset value per share: Class E(#) ............................................................................................................................................. $ 26.03
Class E — Net assets ............................................................................................................................................................. $ 737,743
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 28,345
Net asset value per share: Class M(#) ............................................................................................................................................ $ 26.68
Class M — Net assets ............................................................................................................................................................ $ 38,342,212
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,437,011
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 26.71
Class R6 — Net assets ........................................................................................................................................................... $ 2,143,185
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 80,232
Net asset value per share: Class S(#) .............................................................................................................................................. $ 26.72
Class S — Net assets ............................................................................................................................................................. $ 437,597,896
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 16,377,723
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 26.70
Class Y — Net assets ............................................................................................................................................................. $ 47,715,570
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,786,984
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,099
(*)     Securities on loan included in investments $ 18,609
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 54,206
(a)      Due to Broker for Futures $ 1,559
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
670 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 9, 329
Dividends from affiliated funds ......................................................................................................................................... 157
Securities lending income (net) ......................................................................................................................................... 62
Less foreign taxes withheld ............................................................................................................................................... (357)
Total investment income ...............................................................................................................................................................
9,191
Expenses
Advisory fees .................................................................................................................................................................... 2,834
Administrative fees ........................................................................................................................................................... 172
Custodian fees ................................................................................................................................................................... 115
Distribution fees - Class A ................................................................................................................................................ 21
Distribution fees - Class C ................................................................................................................................................ 55
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 15
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 46
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 570
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 65
Registration fees ............................................................................................................................................................... 59
Shareholder servicing fees - Class C ................................................................................................................................. 18
Shareholder servicing fees - Class E ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 19
Printing fees ...................................................................................................................................................................... 107
Miscellaneous ................................................................................................................................................................... 15
Expenses before reductions .............................................................................................................................................. 4,132
Expense reductions ........................................................................................................................................................... (165)
Net expenses .................................................................................................................................................................................
3,967
Net investment income (loss) ........................................................................................................................................................
5,224
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (20,531)
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. (1,106)
Foreign currency exchange contracts ................................................................................................................................ (208)
Foreign currency-related transactions ............................................................................................................................... (28)
Net realized gain (loss) ..................................................................................................................................................................
(21,869)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (157, 932 )
Investments in affiliated funds .......................................................................................................................................... 5
Futures contracts .............................................................................................................................................................. 5,866
Foreign currency exchange contracts ................................................................................................................................ 253
Foreign currency-related transactions ............................................................................................................................... 23
Net change in unrealized appreciation (depreciation) ................................................................................................................... (151,785)
Net realized and unrealized gain (loss) ......................................................................................................................................... (173,654)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (168,430)

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 671
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,224 $ 15,660
Net realized gain (loss) ...................................................................................................................... (21,869) 57,097
Net change in unrealized appreciation (depreciation) ....................................................................... (151,785) 103,766
Net increase (decrease) in net assets from operations ............................................................................. (168,430) 176,523
Distributions
To shareholders
Class A .......................................................................................................................................... (1,164) (573)
Class C .......................................................................................................................................... (1,047) (474)
Class E .......................................................................................................................................... (84) (81)
Class M ......................................................................................................................................... (3,154) (1,547)
Class R6 ........................................................................................................................................ (176) (183)
Class S ........................................................................................................................................... (40,194) (26,632)
Class Y .......................................................................................................................................... (4,134) (2,361)
Net decrease in net assets from distributions .......................................................................................... (49,953) (31,851)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (111,424) (343,908)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(329,807) (199,236)
Net Assets
Beginning of period .................................................................................................................................
881,077 1,080,313
End of period ..........................................................................................................................................
$ 551,270 $ 881,077

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
672 Global Real Estate Securities Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 22 $ 732 31 $ 1,043
Proceeds from reinvestment of distributions 38 1,157 18 570
Payments for shares redeemed (75) (2,269) (142) (4,713)
Net increase (decrease)
(15) (380) (93) (3,100)
Class C
Proceeds from shares sold 8 231 11 355
Proceeds from reinvestment of distributions 35 1,040 16 472
Payments for shares redeemed (87) (2,629) (193) (6,086)
Net increase (decrease)
(44) (1,358) (166) (5,259)
Class E
Proceeds from shares sold 1 45 4 139
Proceeds from reinvestment of distributions 3 83 2 80
Payments for shares redeemed (20) (601) (50) (1,713)
Net increase (decrease)
(16) (473) (44) (1,494)
Class M
Proceeds from shares sold 256 7,658 1,658 57,383
Proceeds from reinvestment of distributions 100 3,155 46 1,547
Payments for shares redeemed (616) (20,866) (1,100) (38,223)
Net increase (decrease)
(260) (10,053) 604 20,707
Class R6
Proceeds from shares sold 19 647 53 1,759
Proceeds from reinvestment of distributions 6 176 5 183
Payments for shares redeemed (17) (508) (173) (6,050)
Net increase (decrease)
8 315 (115) (4,108)
Class S
Proceeds from shares sold 1,943 57,283 4,275 144,350
Proceeds from reinvestment of distributions 1,263 40,003 809 26,489
Payments for shares redeemed (6,160) (196,051) (14,812) (502,923)
Net increase (decrease)
(2,954) (98,765) (9,728) (332,084)
Class Y
Proceeds from shares sold 501 16,831 66 2,274
Proceeds from reinvestment of distributions 131 4,133 72 2,361
Payments for shares redeemed (624) (21,674) (684) (23,205)
Net increase (decrease)
8 (710) (546) (18,570)
Total increase (decrease)
(3,273) $ (111,424) (10,088) $ (343,908)

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
674 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 35.83 .19 (7.80) (7.61) (1.68) (.61)
October 31, 2019 30.94 .45 5.45 5. 90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
October 31, 2016 37.65 .73 (.62) .11 (.80) (2.02)
October 31, 2015 39.99 .51 .37 .88 (.98) (2.24)
Class C
April 30, 2020* 34.40 .07 (7.47) (7.40) (1.55) (.61)
October 31, 2019 29.74 .20 5.23 5.44 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
October 31, 2016 36.60 .44 (.59) (.15) (.61) (2.02)
October 31, 2015 38.96 .22 .36 .58 (.70) (2.24)
Class E
April 30, 2020* 35.95 .19 (7.84) (7.65) (1.66) (.61)
October 31, 2019 31.03 .46 5.47 5.93 (.72) (.29)
October 31, 2018 33.73 .77 (.41) .36 (1.25) (1.81)
October 31, 2017 35.00 .42 1.50 1.92 (1.10) (2.09)
October 31, 2016 37.70 .73 (.61) .12 (.80) (2.02)
October 31, 2015 40.02 .50 .39 .89 (.97) (2.24)
Class M
April 30, 2020* 36.81 .26 (8.04) (7.78) (1.74) (.61)
October 31, 2019 31.76 .58 5.60 6.19 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(8) 33.36 .22 1.37 1.59 (.49) —
Class R6
April 30, 2020* 36.86 .27 (8.06) (7.79) (1.75) (.61)
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
October 31, 2016(4) 33.90 .55 2.21 2.76 (.92) —
Class S
April 30, 2020* 36.86 .24 (8.05) (7.81) (1.72) (.61)
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
October 31, 2016 38.42 .84 (.63) .21 (.87) (2.02)
October 31, 2015 40.73 .61 .39 1.00 (1.07) (2.24)
Class Y
April 30, 2020* 36.84 .27 (8.05) (7.78) (1.75) (.61)
October 31, 2019 31.78 .61 5.61 6.23 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)
October 31, 2016 38.39 .90 (.61) .29 (.93) (2.02)
October 31, 2015 40.71 .69 .38 1.07 (1.15) (2.24)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 675
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.29) 25.93 (22.18) 13,142 1.41 1.37 1.24 44
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(2.82) 34.94 .42 25,718 1.38 1.38 2.03 79
(3.22) 37.65 2.22 29,511 1.37 1.37 1.33 61
(2.16) 24.84 (22.49) 11,591 2.16 2.12 .48 44
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(2.63) 33.82 (.31) 31,202 2.13 2.13 1.28 79
(2.94) 36.60 1.46 37,474 2.12 2.12 .58 61
(2.27) 26.03 (22.19) 738 1.41 1.37 1.19 44
(1.01) 35.95 19.53 1,588 1.38 1.35 1.40 74
(3.06) 31.03 .86 2,726 1.38 1.37 2.36 81
(3.19) 33.73 6.07 3,852 1.39 1.39 1.27 92
(2.82) 35.00 .44 18,764 1.38 1.38 2.03 79
(3.21) 37.70 2.25 26,394 1.37 1.37 1.30 61
(2.35) 26.68 (22.08) 38,342 1.15 1.02 1.59 44
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(2.36) 26.71 (22.04) 2,143 1.01 .95 1.67 44
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(.92) 35.74 8.07 298 .98 .96 2.20 79
(2.33) 26.72 (22.10) 437,598 1.16 1.12 1.48 44
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(2.89) 35.74 .68 1,030,471 1.13 1.13 2.28 79
(3.31) 38.42 2.51 1,325,152 1.12 1.12 1.57 61
(2.36) 26.70 (22.04) 47,716 .96 .92 1.68 44
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92
(2.95) 35.73 .88 116,662 .93 .93 2.47 79
(3.39) 38.39 2.69 151,323 .92 .92 1.78 61

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
676 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 331,495
Administration fees 21,390
Distribution fees 9,500
Shareholder servicing fees 2,465
Transfer agent fees 76,745
Trustee fees 4,847
$ 446,442
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 31,497 $ 74,575 $ 86,691 $ — $ — $ 19,381 $ 207 $ —
U.S. Cash Management Fund 18,720 210,984 194,888 4 5 34,825 157 —
$ 50,217 $ 285,559 $ 281,579 $ 4 $ 5 $ 54,206 $ 364 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 586,924,243 $ 14,031,192 $ (30,459,074) $ (16,427,882)

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Multi-Strategy Income Fund 677
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 927.40 $ 1,019.79
Expenses Paid During Period* $ 4.89 $ 5.12
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 924.30 $ 1,016.06
Expenses Paid During Period* $ 8.47 $ 8.87
* Expenses are equal to the Fund's annualized expense ratio of 1.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 926.80 $ 1,019.79
Expenses Paid During Period* $ 4.89 $ 5.12
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
678 Multi-Strategy Income Fund
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 928.40 $ 1,021.53
Expenses Paid During Period* $ 3.21 $ 3.37
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 928.80 $ 1,021.03
Expenses Paid During Period* $ 3.69 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 928.90 $ 1,022.03
Expenses Paid During Period* $ 2.73 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 35.7%
Corporate Bonds and Notes - 7.5%
Air Transport Services Group, Inc.
1.125% due 10/15/24 316
282
Allegheny Technologies, Inc.
4.750% due 07/01/22 177
154
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 (Ñ) 424
358
American International Group, Inc.
8.175% due 05/15/58 (Ê) 415
510
Series A-9
5.750% due 04/01/48 (Ê) 213
216
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 365
255
Apollo Management Holdings, LP
4.950% due 01/14/50 (Ê)(Þ) 122
110
Arbor Realty Trust, Inc.
4.750% due 11/01/22 1,768
1,485
Ares Capital Corp.
4.625% due 03/01/24 443
413
Assurant, Inc.
7.000% due 03/27/48 (Ê)(Ñ) 260
255
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 735
668
1.875% due 06/01/24 147
122
Avaya Holdings Corp.
2.250% due 06/15/23 703
558
AXIS Specialty Finance LLC
4.900% due 01/15/40 (Ê) 255
223
Bank of America Corp.
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 430
455
Series FF
5.875% due 12/31/99 (Ê)(ƒ) 416
424
Series X
6.250% due 09/29/49 (Ê)(ƒ) 473
493
Series Z
6.500% due 12/31/49 (Ê)(ƒ) 393
419
Boingo Wireless, Inc.
1.000% due 10/01/23 1,017
897
Booking Holdings, Inc.
0.900% due 09/15/21 516
522
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 415
357
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (Ê)(ƒ) 665
690
Citigroup, Inc.
5.900% due 12/29/49 (Ê)(ƒ) 280
283
Series P
5.950% due 12/31/49 (Ê)(ƒ) 305
307
Series Q
5.950% due 12/31/49 (Ê)(ƒ) 225
207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (Ê)(ƒ) 560
599
CoBank ACB
Series I
6.250% due 12/29/49 (Ê)(ƒ) 330
332
Dermira , Inc.
3.000% due 05/15/22 281
287
DISH Network Corp.
2.375% due 03/15/24 1,178
990
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (Ê)(ƒ) 180
175
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 300
378
Duke Energy Corp.
4.875% due 12/31/99 (Ê)(ƒ) 255
252
Dycom Industries, Inc.
0.750% due 09/15/21 694
634
Energy Transfer Partners, LP
Series G
7.125% due 12/31/99 (Ê)(ƒ) 142
113
Enterprise Products Operating LLC
Series E
5.250% due 08/16/77 (Ê) 190
171
Exantas Capital Corp.
4.500% due 08/15/22 1,113
549
EZCorp , Inc.
2.375% due 05/01/25 273
209
FireEye, Inc.
Series A
1.000% due 06/01/35 (Ñ) 363
358
Series B
1.625% due 06/01/35 1,419
1,321
Flexion Therapeutics, Inc.
3.375% due 05/01/24 526
389
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,184
1,137
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ) 251
207
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,025
969
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (Ê)(ƒ)(Ñ) 250
254
Series R
4.950% due 12/31/99 (Ê)(ƒ) 145
135
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 839
420
Green Plains, Inc.
4.125% due 09/01/22 148
102
Greenbrier Cos., Inc.
2.875% due 02/01/24 1,316
1,056
HCI Group, Inc.
4.250% due 03/01/37 460
442

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
680 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 275
221
Hercules Capital, Inc.
4.375% due 02/01/22 1,192
1,115
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Þ) 1,640
16
Hope Bancorp, Inc.
2.000% due 05/15/38 1,415
1,145
HSBC Capital Funding, LP
10.176% due 12/29/49 (Ê)(ƒ)(Þ) 325
491
Insmed , Inc.
1.750% due 01/15/25 421
395
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 1,260
1,113
Invacare Corp.
5.000% due 11/15/24 350
317
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (Ê)(ƒ) 308
286
Series S
6.750% due 01/29/49 (Ê)(ƒ) 330
354
Series X
6.100% due 12/31/49 (Ê)(ƒ) 550
564
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 761
659
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (ƒ)(Þ) 185
174
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 (Ñ) 1,867
1,641
Live Nation Entertainment, Inc.
2.000% due 02/15/25 967
759
Macquarie Infrastructure Corp.
2.000% due 10/01/23 1,526
1,221
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 1,006
921
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ) 700
868
MetLife, Inc.
9.250% due 04/08/38 (Þ) 425
561
10.750% due 08/01/39 396
603
Series D
5.875% due 12/31/99 (Ê)(ƒ) 143
147
Momo , Inc.
1.250% due 07/01/25 397
320
Morgan Stanley
Series J
5.550% due 12/31/49 (Ê)(ƒ) 120
110
New Mountain Finance Corp.
5.750% due 08/15/23 873
740
New Relic, Inc.
0.500% due 05/01/23 625
564
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 381
290
Newpark Resources, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 12/01/21 154
110
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (Ê) 260
266
Nuance Communications, Inc.
1.000% due 12/15/35 205
213
Oil States International, Inc.
1.500% due 02/15/23 824
299
One Call Corp.
Series 144a
7.500% due 07/01/24 (Þ) 8,019
6,682
Patrick Industries, Inc.
1.000% due 02/01/23 936
793
PDC Energy, Inc.
1.125% due 09/15/21 351
288
Pluralsight , Inc.
0.375% due 03/01/24 (Þ) 805
665
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê) 591
610
Series XW7
5.200% due 03/15/44 (Ê) 360
355
Radius Health, Inc.
3.000% due 09/01/24 726
553
Rambus, Inc.
1.375% due 02/01/23 210
204
Retrophin , Inc.
2.500% due 09/15/25 1,175
887
RWT Holdings, Inc.
5.750% due 10/01/25 797
531
SBL Holdings LLC
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 140
91
SEACOR Holdings, Inc.
3.000% due 11/15/28 124
122
SM Energy Co.
1.500% due 07/01/21 426
199
Southern California Edison Co.
Series E
6.250% due 08/29/49 (Ê)(ƒ) 156
149
SunPower Corp.
4.000% due 01/15/23 157
123
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 465
397
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 1,267
1,200
TimkenSteel Corp.
6.000% due 06/01/21 53
41
Truist Financial Corp.
Series M
5.125% due 12/31/99 (Ê)(ƒ) 305
294
Series N
4.800% due 12/31/99 (Ê)(ƒ) 365
341
Tutor Perini Corp.
2.875% due 06/15/21 282
230
Twitter, Inc.
1.000% due 09/15/21 1,805
1,752

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 681
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Two Harbors Investment Corp.
6.250% due 01/15/22 (Ñ) 343
333
Veeco Instruments, Inc.
2.700% due 01/15/23 1,118
927
Verint Systems, Inc.
1.500% due 06/01/21 972
941
Vishay Intertechnology , Inc.
2.250% due 06/15/25 277
255
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 1,237
1,109
Voya Financial, Inc.
5.650% due 05/15/53 (Ê) 300
294
Wayfair Inc.
1.000% due 08/15/26 (Þ) 652
662
Wells Fargo & Co.
5.950% due 12/15/36 455
519
Series B
7.950% due 11/15/29 114
146
Series U
5.875% due 12/31/49 (Ê)(ƒ) 251
268
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22 415
226
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,273
1,165
Zillow Group, Inc.
1.500% due 07/01/23 1,200
1,121
63,098
International Debt - 4.1%
Albea Beauty Holdings SA Term Loan
B2
4.907% due 04/12/24 (Ê) 353
307
ams AG
0.875% due 09/28/22 1,400
1,164
Aphria , Inc.
5.250% due 06/01/24 383
233
AXA SA
8.600% due 12/15/30 190
264
6.379% due 06/01/40 (Ê)(ƒ)(Þ) 400
494
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (Ê)(ƒ) 200
182
Banijay Group SAS Term Loan
0.000% due 02/06/25 (~)(Ê)(v) 140
128
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (Ê)(ƒ)(Þ) 800
833
Barclays PLC
7.875% due 12/31/49 (Ê)(ƒ) 400
396
BHP Billiton Finance USA, Ltd.
6.750% due 10/19/75 (Ê)(Þ) 650
726
BNP Paribas SA
7.625% due 12/29/49 (Ê)(ƒ)(Þ) 200
204
7.195% due 12/31/49 (Ê)(ƒ)(Ñ)(Þ) 300
319
4.500% due 12/31/99 (Ê)(ƒ)(Þ) 300
251
Series 144a
7.375% due 12/31/49 (Ê)(ƒ)(Þ) 500
519
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Agricole SA
7.875% due 12/29/49 (Ê)(ƒ)(Þ) 200
213
8.125% due 12/29/49 (Ê)(ƒ)(Þ) 600
666
6.875% due 12/31/99 (Ê)(ƒ)(Þ) 200
200
Credit Suisse Group AG
7.125% due 12/29/49 (Ê)(ƒ) 200
201
6.375% due 12/31/99 (Ê)(ƒ)(Þ) 500
493
7.250% due 12/31/99 (Ê)(ƒ)(Þ) 200
200
Series 144a
7.500% due 12/31/99 (Ê)(ƒ)(Þ) 800
808
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 06/13/22 (Ê)(ƒ)(Þ) 300
325
4.000% due 12/29/49 (Ê)(ƒ)(Þ) 200
211
7.250% due 12/29/49 (Ê)(ƒ)(Þ) 450
471
DNB Bank ASA
6.500% due 09/22/22 (Ê)(ƒ) 200
202
Electricite de France SA
5.625% due 12/29/49 (Ê)(ƒ)(Þ) 300
297
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (Ê) 794
839
Enbridge, Inc.
6.250% due 03/01/78 (Ê) 478
438
Series 16-A
6.000% due 01/15/77 (Ê) 477
427
Enel SpA
8.750% due 09/24/73 (Ê)(Þ) 450
507
Formula One Management, Ltd. Term
Loan B
3.500% due 02/01/24 (Ê) 850
774
Froneri , Ltd. Term Loan
2.654% due 01/31/27 (Ê) 150
138
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (Ê)(ƒ) 450
479
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 395
387
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25
22
Golar LNG, Ltd.
2.750% due 02/15/22 173
111
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (Ê)(ƒ)(Þ) 200
192
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 1,547
1,407
HSBC Holdings PLC
6.375% due 12/29/49 (Ê)(ƒ) 200
199
6.875% due 12/29/49 (Ê)(ƒ) 200
201
6.500% due 12/31/99 (Ê)(ƒ) 200
198
ING Groep NV
5.750% due 12/31/99 (Ê)(ƒ) 200
193
ION Trading Technologies Sarl 1st Lien
Term Loan B
5.072% due 11/21/24 (Ê) 790
728
Jazz Investments I, Ltd.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
682 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.875% due 08/15/21 1,518
1,476
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140
147
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ) 500
282
Lloyds Banking Group PLC
7.500% due 04/30/49 (Ê)(ƒ) 400
392
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.200% due 09/24/24 (Ê) 415
290
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.843% due 07/16/31 (Ê)(Þ) 700
354
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (Ê)(Þ) 200
218
Mitsui Sumitomo Insurance Co., Ltd.
4.950% due 12/31/99 (Ê)(ƒ)(Ñ)(Þ) 400
444
Nippon Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ) 205
214
5.100% due 10/16/44 (Ê)(Þ) 300
326
4.700% due 01/20/46 (Ê)(Þ) 300
323
3.400% due 01/23/50 (Ê)(Þ) 200
202
Phoenix Group Holdings PLC
5.625% due 12/31/99 (Ê)(ƒ) 200
186
QBE Insurance Group, Ltd.
6.750% due 12/02/44 (Ê) 300
326
5.875% due 06/17/46 (Ê) 406
408
Royal Bank of Scotland Group PLC
8.000% due 12/29/49 (Ê)(ƒ) 200
208
8.625% due 12/29/49 (Ê)(ƒ) 200
204
7.648% due 12/31/49 (Ê)(ƒ) 370
510
Scorpio Tankers, Inc.
3.000% due 05/15/22 49
47
Ship Finance International, Ltd.
5.750% due 10/15/21 1,473
1,389
Skandinaviska Enskilda Banken AB
5.125% due 12/31/99 (Ê)(ƒ) 200
192
Societe Generale SA
7.875% due 04/02/31 (Ê)(ƒ)(Þ) 200
196
7.375% due 12/29/49 (Ê)(ƒ)(Þ) 200
195
Solvay Acetow Gmbh Term Loan
7.421% due 05/31/23 (Ê) 355
266
Sompo Japan Insurance, Inc.
5.325% due 03/28/73 (Ê)(Þ) 200
212
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.831% due 04/15/29 (Ê)(Þ) 500
236
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.481% due 04/15/31 (Ê)(Þ) 700
338
Standard Chartered PLC
7.500% due 12/29/49 (Ê)(ƒ)(Þ) 200
201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.750% due 12/29/49 (Ê)(ƒ)(Þ) 200
203
Steele Creek CLO, Ltd.
Series 2018-1A Class E
7.581% due 04/15/31 (Ê)(Þ) 1,125
463
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (Ê)(Þ) 200
220
Svenska Handelsbanken AB
6.250% due 12/31/99 (Ê)(ƒ) 200
204
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (Ê)(Þ) 400
436
Trader Corp. Term Loan B
4.000% due 09/28/23 (Ê) 669
569
TransCanada Trust
5.625% due 05/20/75 (Ê) 203
185
5.500% due 09/15/79 (Ê) 605
569
Series 16-A
5.875% due 08/15/76 (Ê) 938
888
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.719% due 07/20/31 (Ê)(Þ) 250
100
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ) 550
354
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (Ê)(ƒ) 200
207
7.125% due 12/29/49 (Ê)(ƒ) 200
201
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 400
411
VIVAT NV
6.250% due 12/31/99 (Ê)(ƒ) 400
396
Vodafone Group PLC
7.000% due 04/04/79 (Ê) 410
469
Weibo Corp.
1.250% due 11/15/22 986
894
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ) 750
284
Ziggo Secured Finance BV Term Loan I
3.314% due 04/30/28 (Ê) 300
279
34,661
Loan Agreements - 4.9%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
4.950% due 09/29/24 (Ê) 663
574
Advanced Disposal Services, Inc. Term
Loan B3
3.000% due 11/10/23 (Ê) 375
370
Advanced Integration Technology, LP 1st
Lien Term Loan B1
5.750% due 04/03/23 (Ê) 421
379
AgroFresh , Inc. Term Loan B
5.750% due 07/31/21 (Ê) 731
603
Air Methods Corp. Term Loan B
4.950% due 04/13/24 (Ê) 497
370
Almonde , Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê) 284
246

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 683
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.904% due 08/15/24 (Ê) 427
382
Alvogen Group, Inc. Extended Term
Loan
6.320% due 12/31/23 (Ê) 701
617
American Airlines, Inc. Term Loan
2.188% due 10/10/21 (Ê) 285
202
Anastasia Parent LLC 1st Lien Term
Loan B
5.200% due 08/10/25 (Ê) 591
228
Ancestry.com Operations, Inc. Term
Loan B
4.660% due 08/27/26 (Ê) 804
694
AP Exhaust Acquisition LLC Term Loan
A1
6.713% due 05/10/25 (Ê) 135
98
6.721% due 05/10/25 (Ê) 135
98
AP Exhaust Acquisition LLC Term
Loan B
6.713% due 05/10/24 (Ê) 240
50
6.721% due 05/10/24 (Ê) 240
50
AP Gaming I LLC 1st Lien Term Loan B
4.950% due 02/15/24 (Ê) 595
479
AppLovin Corp. 1st Lien Term Loan B
3.904% due 08/15/25 (Ê) 713
677
Aretec Group, Inc. 1st Lien Term Loan
4.654% due 10/01/25 (Ê) 296
240
Ascend Learning LLC Term Loan B
4.000% due 07/12/24 (Ê) 277
258
AssuredPartners , Inc. Term Loan B
3.904% due 02/13/27 (Ê) 471
439
Blount International, Inc. 1st Lien Term
Loan B
4.750% due 04/12/23 (Ê) 358
317
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.654% due 10/02/25 (Ê) 479
412
BroadStreet Partners, Inc. Term Loan B
3.654% due 01/21/27 (Ê) 120
112
Brookfield WEC Holdings, Inc. Term
Loan
3.404% due 08/01/25 (Ê) 497
469
Cambium Learning Group, Inc. Term
Loan
5.950% due 12/18/25 (Ê) 274
247
Castle US Holding Corp. Term Loan B
5.200% due 01/23/27 (Ê) 550
459
CenturyLink, Inc. Term Loan B
2.654% due 03/15/27 (Ê) 299
282
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 396
381
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (Ê)(Š)(v) 109
—
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (Ê)(Š)(v) 138
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (Ê)(
ƕ
)(Š)(v)
25
17
Charter Communications Operating LLC
Term Loan B1
0.000% due 04/30/25 (~)(Ê)(v) 250
242
Charter Communications Operating LLC
Term Loan B2
0.000% due 02/01/27 (~)(Ê)(v) 499
478
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.700% due 12/01/21 (Ê) 252
214
Delta Air Lines, Inc. Term Loan
0.000% due 04/29/23 (~)(Ê)(v) 30
30
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.450% due 06/01/24 (Ê) 123
114
EagleView Technology Corp. 1st Lien
Term Loan B1
5.113% due 08/14/25 (Ê) 494
413
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
5.700% due 09/29/24 (Ê) 139
124
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
9.450% due 09/29/25 (Ê) 183
147
Elanco Animal Health, Inc. Term Loan B
0.000% due 02/06/27 (~)(Ê)(v) 285
275
Ellie Mae, Inc. Term Loan
5.200% due 04/17/26 (Ê) 252
237
EnergySolutions LLC 1st Lien Term
Loan B
5.200% due 05/11/25 (Ê) 737
656
Ensemble RCM LLC Term Loan
5.513% due 08/01/26 (Ê) 498
476
Envision Healthcare Corp. 1st Lien Term
Loan B
4.154% due 10/10/25 (Ê) 444
304
Eyecare Partners LLC Delayed Draw
Term Loan
0.500% due 02/20/27 (Ê)(
ƕ )
15
12
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 65
53
Fort Dearborn Company 1st Lien Term
Loan
5.016% due 10/19/23 (Ê) 7
7
5.195% due 10/19/23 (Ê) 347
311
Genesee & Wyoming, Inc. New Term
Loan
3.450% due 12/30/26 (Ê) 500
483
Getty Images, Inc. 1st Lien Term Loan
4.938% due 02/19/26 (Ê) 487
408
Gruden Holdings, Inc. 1st Lien Term
Loan
6.950% due 08/18/22 (Ê) 313
282
GTT Communications, Inc. 1st Lien
Term Loan B
3.150% due 05/31/25 (Ê) 569
411
Guidehouse LLP 1st Lien Loan
4.904% due 05/01/25 (Ê) 430
401

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
684 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê) 274
253
Hertz Global Holdings, Inc. Term Loan B
4.320% due 06/30/23 (~)(Ê) 50
32
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê) 711
389
HUB International, Ltd. 1st Lien Term
Loan
3.320% due 04/25/25 (Ê) 772
721
3.770% due 04/25/25 (Ê) 37
34
Hyland Software, Inc. 1st Lien Term
Loan
4.000% due 07/01/24 (Ê) 281
268
Information Resources, Inc. 1st Lien
Term Loan
5.863% due 10/02/24 (Ê) 370
311
Ingersoll-Rand PLC Term Loan B
2.154% due 02/28/27 (Ê) 250
237
Jane Street Group LLC Term Loan
4.613% due 01/07/25 (Ê) 299
283
Jason, Inc. 1st Lien Term Loan
4.904% due 06/30/21 (Ê) 363
172
Kestra Advisory Services LLC Term
Loan
4.660% due 06/04/26 (Ê) 249
215
LifeScan Global Corp. 1st Lien Term
Loan
7.175% due 10/01/24 (Ê) 448
367
7.451% due 10/01/24 (Ê) 9
7
Limetree Bay Terminals LLC Term Loan
B
4.404% due 02/15/24 (Ê) 142
114
MA Finance Co. LLC 1st Lien Term
Loan B
2.904% due 06/21/24 (Ê) 9
8
MH Sub I LLC 1st Lien Term Loan
4.822% due 09/15/24 (Ê) 1,066
984
Midas Intermediate Holdco II LLC Term
Loan B
4.017% due 08/18/21 (Ê) 496
402
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
3.500% due 08/15/24 (Ê) 573
491
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
7.750% due 08/11/25 (Ê) 367
294
Mitchell International, Inc. 1st Lien
Term Loan B
3.654% due 12/01/24 (Ê) 550
479
Navistar International Corp. 1st Lien
Term Loan B
4.220% due 11/06/24 (Ê) 489
440
New Constellis Borrower LLC 2nd Lien
Term Loan
12.000% due 03/27/25 (Ê) 103
22
New Constellis Borrower LLC Term Loan
11.000% due 06/30/21 (Ê) 152
137
8.500% due 03/27/24 (Ê) 121
101
NFP Corp. Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.654% due 02/13/27 (Ê) 200
178
NN, Inc. 1st Lien Term Loan
6.154% due 10/19/22 (Ê) 128
98
6.500% due 10/19/22 (Ê) 368
281
NPC International, Inc. 1st Lien Term
Loan
4.500% due 04/20/24 (Ê)(Ø) 356
140
Panther BF Aggregator, LP Term Loan B
3.904% due 04/30/26 (Ê) 277
250
Patterson Co. 2nd Lien Term Loan
11.500% due 08/28/23 (~)(Ê) 590
384
Perforce Software, Inc. Term Loan B
4.154% due 07/01/26 (Ê) 124
115
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
3.654% due 05/01/25 (Ê) 334
302
Prime Security Services Borrower LLC
Term Loan B1
4.266% due 09/23/26 (Ê) 995
941
Quest Software US Holdings, Inc. 1st
Lien Term Loan
5.010% due 05/18/25 (Ê) 835
763
Quikrete Holdings, Inc. 1st Lien Term
Loan B
2.904% due 11/15/23 (Ê) 309
286
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.763% due 11/03/23 (Ê) 1,113
1,039
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê) 615
587
Radio One, Inc. 1st Lien Term Loan B
5.000% due 04/18/23 (Ê) 602
419
Red Ventures LLC 1st Lien Term Loan B
2.904% due 11/08/24 (Ê) 574
527
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
4.154% due 11/16/25 (Ê) 620
572
Research Now Group, Inc. 1st Lien Term
Loan
7.263% due 12/20/24 (Ê) 244
201
Reynolds American, Inc. Term Loan
2.154% due 02/04/27 (Ê) 150
144
Rocket Software, Inc. Term Loan
4.654% due 12/31/25 (Ê) 217
193
RPI Intermediate Finance Trust Term
Loan B1
2.154% due 02/11/27 (Ê) 328
319
S2P Acquisition Borrower, Inc. Term
Loan
5.072% due 08/14/26 (Ê) 397
366
5.450% due 08/14/26 (Ê) 1
1
SBA Senior Finance II LLC Term Loan B
0.000% due 04/11/25 (~)(Ê)(v) 772
744
Scientific Games International, Inc.  1st
Lien Term Loan B5
3.154% due 08/14/24 (Ê) 27
22
3.453% due 08/14/24 (Ê) 1
1
3.612% due 08/14/24 (Ê) 111
92

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 685
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.904% due 06/21/24 (Ê) 60
55
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
3.654% due 12/31/25 (Ê) 418
383
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
5.195% due 05/16/25 (Ê) 348
293
Starfruit Finco BV 1st Lien Term Loan B
3.864% due 10/01/25 (Ê) 137
124
Stats Intermediate Holding LLC Term
Loan
6.963% due 07/10/26 (Ê) 283
240
SuperMoose Borrower LLC 1st Lien
Term Loan
5.200% due 08/29/25 (Ê) 658
564
Surf Holdings, LLC USD Term Loan
4.814% due 03/05/27 (Ê) 322
294
Terrier Media Buyer, Inc. Term Loan B
5.700% due 12/17/26 (Ê) 955
886
TIBCO Software, Inc. Term Loan B
0.000% due 07/03/26 (~)(Ê)(v) 250
234
T-Mobile USA, Inc. Term Loan
0.000% due 04/01/27 (~)(Ê)(v) 290
288
TransDigm Group, Inc. Term Loan F
2.654% due 12/09/25 (Ê) 411
359
Uber Technologies, Inc. 1st Lien Term
Loan
5.000% due 04/04/25 (Ê) 512
482
United Natural Foods, Inc. Term Loan
4.654% due 10/22/25 (Ê) 516
464
Univision Communications, Inc. Term
Loan C5
3.750% due 03/15/24 (Ê) 101
88
UPC Financing Partnership Term Loan B
3.064% due 05/12/28 (Ê) 600
563
Upstream Newco , Inc. Term Loan
4.904% due 10/24/26 (Ê) 145
120
US Anesthesia Partners, Inc. Term Loan
4.000% due 06/23/24 (Ê) 139
118
USI, Inc. Term Loan B
3.404% due 05/16/24 (Ê) 288
271
VeriFone Systems, Inc. 1st Lien Term
Loan
5.695% due 08/20/25 (Ê) 236
179
Vero Parent, Inc. Term Loan B
7.580% due 08/16/24 (Ê) 145
128
Vertafore , Inc. 1st Lien Term Loan B
3.654% due 07/02/25 (Ê) 741
678
Virgin Media Secured Finance PLC Term
Loan
3.314% due 01/31/28 (Ê) 450
425
VS Buyer LLC Term Loan B
4.863% due 03/02/27 (Ê) 150
141
Whatabrands LLC Term Loan B
3.732% due 08/03/26 (Ê) 123
113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
3.160% due 05/18/25 (Ê) 407
301
4.370% due 05/18/25 (Ê) 363
269
WP CityMD Bidco LLC Term Loan B
5.572% due 08/13/26 (Ê) 249
235
5.950% due 08/13/26 (Ê) 249
235
Yak Access LLC 1st Lien Term Loan B
6.450% due 07/11/25 (Ê) 136
89
Zayo Group Holdings, Inc. Term Loan
3.404% due 03/09/27 (Ê) 790
740
40,913
Mortgage-Backed Securities - 15.5%
Fannie Mae
4.500% due 2049 50
55
5.000% due 2049 92
102
2.500% due 2050 1,000
1,044
30 Year TBA(Ï)
2.500% 3,000
3,119
3.500% 16,000
16,894
Fannie Mae Connecticut Avenue
Securities
Series 2016-C01 Class 2M2
7.437% due 08/25/28 (Ê) 460
474
Series 2016-C03 Class 1M2
6.247% due 10/25/28 (Ê) 133
134
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.913% due 04/25/40 (Ê) 465
96
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,192
462
Series 2010-140 Class GS
Interest Only STRIP
5.513% due 07/25/39 (Ê) 1,191
74
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 529
13
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37 414
2
Series 2011-101 Class SA
Interest Only STRIP
5.413% due 10/25/41 (Ê) 1,951
335
Series 2011-134 Class SP
Interest Only STRIP
5.513% due 02/25/41 (Ê) 4,716
533
Series 2012-19 Class S
Interest Only STRIP
5.463% due 03/25/42 (Ê) 4,019
755
Series 2012-36 Class SN
Interest Only STRIP
5.963% due 04/25/42 (Ê) 909
150

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
686 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,749
106
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 848
63
Series 2012-103 Class SD
Interest Only STRIP
5.563% due 09/25/42 (Ê) 1,390
267
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42 1,851
217
Series 2012-116 Class SA
Interest Only STRIP
6.713% due 10/25/42 (Ê) 1,660
342
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,894
84
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 969
35
Series 2013-41 Class SP
Interest Only STRIP
5.713% due 06/25/40 (Ê) 399
22
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,447
337
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 1,062
57
Series 2013-90 Class SD
Interest Only STRIP
6.113% due 09/25/43 (Ê) 1,058
232
Series 2013-107 Class SB
Interest Only STRIP
5.463% due 02/25/43 (Ê) 1,603
321
Series 2014-87 Class MS
Interest Only STRIP
5.763% due 01/25/45 (Ê) 1,246
247
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 931
167
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,056
176
Series 2015-66 Class AS
Interest Only STRIP
5.763% due 09/25/45 (Ê) 2,520
493
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,007
406
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 2,011
368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-8 Class SA
Interest Only STRIP
5.563% due 03/25/46 (Ê) 4,263
769
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 1,084
110
Series 2016-54 Class SD
Interest Only STRIP
5.513% due 08/25/46 (Ê) 2,074
446
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 3,819
730
Series 2016-65 Class CS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 2,340
453
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40 1,445
211
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 1,824
66
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,674
125
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,632
133
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 1,424
116
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 966
43
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 3,717
708
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 707
50
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,305
245
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 2,189
182
Series 2017-112 Class SG
Interest Only STRIP
5.273% due 01/25/48 (Ê) 2,300
353
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 845
102
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 577
110

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 2,074
307
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 2,978
670
Series 2018-38 Class SP
Interest Only STRIP
5.713% due 06/25/48 (Ê) 4,189
587
Series 2018-39 Class SA
Interest Only STRIP
5.713% due 06/25/48 (Ê) 88
13
Series 2018-47 Class SA
Interest Only STRIP
5.763% due 07/25/48 (Ê) 3,495
737
Series 2018-73 Class MS
Interest Only STRIP
5.713% due 10/25/48 (Ê) 4,864
924
Series 2018-86 Class DS
Interest Only STRIP
5.613% due 12/25/48 (Ê) 2,656
377
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,999
372
Series 2018-95 Class SA
Interest Only STRIP
5.663% due 01/25/49 (Ê) 2,036
374
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 1,923
128
Series 2019-5 Class SA
Interest Only STRIP
5.613% due 03/25/49 (Ê) 3,388
692
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,766
100
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 2,401
221
Series 2019-21 Class SB
Interest Only STRIP
5.563% due 05/25/49 (Ê) 64
9
Series 2019-26 Class SM
Interest Only STRIP
5.563% due 06/25/49 (Ê) 3,526
474
Series 2019-28 Class S
Interest Only STRIP
5.563% due 06/25/49 (Ê) 2,437
360
Series 2019-32 Class SD
Interest Only STRIP
5.563% due 06/25/49 (Ê) 4,173
770
Series 2019-41 Class SB
Interest Only STRIP
5.563% due 08/25/49 (Ê) 46
8
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-43 Class KS
Interest Only STRIP
5.563% due 08/25/49 (Ê) 3,374
522
Series 2019-45 Class SD
Interest Only STRIP
5.563% due 08/25/49 (Ê) 2,411
362
Series 2019-71 Class CS
Interest Only STRIP
5.513% due 11/25/49 (Ê) 1,068
291
Series 2019-81 Class SC
Interest Only STRIP
5.513% due 01/25/50 (Ê) 8,231
1,144
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 1,621
283
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 1,286
196
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 1,506
208
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 274
13
Series 2011-3852 Class SC
Interest Only STRIP
5.836% due 04/15/40 (Ê) 1,152
150
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 1,315
77
Series 2011-3919 Class SA
Interest Only STRIP
5.686% due 09/15/41 (Ê) 3,505
667
Series 2012-3981 Class WS
Interest Only STRIP
5.736% due 05/15/41 (Ê) 1,724
196
Series 2012-3984 Class DS
Interest Only STRIP
5.245% due 01/15/42 (Ê) 1,436
268
Series 2012-4016 Class SC
Interest Only STRIP
5.795% due 03/15/42 (Ê) 1,371
247
Series 2012-4033 Class SC
Interest Only STRIP
5.736% due 10/15/36 (Ê) 1,096
82
Series 2012-4074 Class KS
Interest Only STRIP
5.886% due 02/15/41 (Ê) 558
76
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 981
166

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
688 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 1,078
46
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 1,058
128
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 2,362
91
Series 2013-4265 Class SD
Interest Only STRIP
5.395% due 01/15/35 (Ê) 2,770
529
Series 2013-4267 Class CS
Interest Only STRIP
5.345% due 05/15/39 (Ê) 968
45
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 742
36
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 1,256
166
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 1,200
121
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 912
82
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 1,026
116
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45 1,182
277
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 1,071
159
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 2,381
51
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 1,758
73
Series 2016-4560 Class IO
Interest Only STRIP
5.800% due 05/15/39 (~)(Ê) 1,227
243
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 1,085
73
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46 1,055
81
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 842
74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4596 Class CS
Interest Only STRIP
5.395% due 06/15/46 (Ê) 2,262
444
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 953
123
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 1,610
139
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 1,078
57
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 1,321
126
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37 2,021
36
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 618
13
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42 1,328
32
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,147
32
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 818
60
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 648
12
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 1,300
20
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 783
51
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 1,394
111
Series 2017-4731 Class QS
Interest Only STRIP
5.386% due 11/15/47 (Ê) 1,742
288
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,101
232
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 1,802
117
Series 2018-4808 Class SD
Interest Only STRIP
5.386% due 07/15/48 (Ê) 2,806
452

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 689
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,933
430
Series 2019-4907 Class AS
Interest Only STRIP
5.186% due 09/25/48 (Ê) 1,532
278
Series 2019-4922 Class SB
Interest Only STRIP
5.345% due 04/25/49 (Ê) 2,222
271
Series 2019-4928 Class S
Interest Only STRIP
5.186% due 11/25/49 (Ê) 1,917
305
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 3,608
592
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 2,249
483
Ginnie Mae II
3.500% due 2049 130
140
5.000% due 2049 149
167
5.500% due 2049 32
35
5.000% due 2050 60
68
30 Year TBA(Ï)
4.000% 1,000
1,064
4.500% 2,000
2,141
Ginnie Mae REMICS
4.000% due 04/01/50 2,549
313
Class AI
Interest Only STRIP
3.500% due 01/20/39 893
28
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 660
103
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 875
163
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 4,908
884
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,190
184
Series 2010-134 Class ES
Interest Only STRIP
5.282% due 11/20/39 (Ê) 822
65
Series 2010-H19 Class BI
Interest Only STRIP
1.524% due 08/20/60 (~)(Ê) 2,742
160
Series 2010-H20 Class IF
Interest Only STRIP
1.507% due 10/20/60 (~)(Ê) 1,321
69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-H22 Class CI
Interest Only STRIP
2.434% due 10/20/60 (~)(Ê) 2,412
139
Series 2011-17 Class S
Interest Only STRIP
5.332% due 02/20/41 (Ê) 3,043
593
Series 2011-22 Class PS
Interest Only STRIP
5.282% due 07/20/40 (Ê) 769
69
Series 2011-70 Class WI
Interest Only STRIP
4.077% due 12/20/40 (Ê) 5,146
757
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,800
348
Series 2011-148 Class SN
Interest Only STRIP
5.896% due 11/16/41 (Ê) 967
229
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 379
62
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,861
271
Series 2012-H06 Class AI
Interest Only STRIP
1.402% due 01/20/62 (~)(Ê) 6,865
298
Series 2012-H10 Class AI
Interest Only STRIP
1.264% due 12/20/61 (~)(Ê) 6,725
209
Series 2012-H10 Class SI
Interest Only STRIP
1.484% due 12/20/61 (~)(Ê) 6,996
466
Series 2012-H23 Class WI
Interest Only STRIP
1.622% due 10/20/62 (~)(Ê) 2,452
106
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,368
75
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,831
627
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 809
97
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,598
355
Series 2013-152 Class SG
Interest Only STRIP
5.377% due 06/20/43 (Ê) 2,576
515
Series 2013-182 Class SY
Interest Only STRIP
5.382% due 12/20/43 (Ê) 931
174

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
690 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-H14 Class XI
Interest Only STRIP
1.709% due 03/20/63 (~)(Ê) 2,002
92
Series 2013-H15 Class CI
Interest Only STRIP
1.812% due 07/20/63 (~)(Ê) 3,596
131
Series 2013-H24 Class AI
Interest Only STRIP
1.515% due 09/20/63 (~)(Ê) 1,887
72
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 1,645
117
Series 2014-58 Class SA
Interest Only STRIP
5.382% due 04/20/44 (Ê) 926
184
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 1,041
49
Series 2014-131 Class BS
Interest Only STRIP
5.406% due 09/16/44 (Ê) 1,348
380
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,988
381
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,435
64
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 1,212
247
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,579
287
Series 2014-H09 Class AI
Interest Only STRIP
1.492% due 01/20/64 (~)(Ê) 7,495
319
Series 2014-H13 Class BI
Interest Only STRIP
1.621% due 05/20/64 (~)(Ê) 9,917
545
Series 2014-H18 Class CI
Interest Only STRIP
1.653% due 09/20/64 (~)(Ê) 3,700
282
Series 2014-H22 Class DI
Interest Only STRIP
1.454% due 11/20/64 (~)(Ê) 1,923
158
Series 2014-H24 Class BI
Interest Only STRIP
1.700% due 11/20/64 (~)(Ê) 4,567
344
Series 2014-H25 Class BI
Interest Only STRIP
1.755% due 12/20/64 (~)(Ê) 4,306
318
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 799
111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 2,292
283
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,193
209
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 1,026
88
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 1,074
34
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44 1,240
56
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 610
24
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 903
82
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,420
101
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 2,234
137
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 1,290
223
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 2,595
440
Series 2015-H04 Class AI
Interest Only STRIP
1.632% due 12/20/64 (~)(Ê) 2,499
205
Series 2015-H09 Class BI
Interest Only STRIP
1.756% due 03/20/65 (~)(Ê) 578
40
Series 2015-H10 Class CI
Interest Only STRIP
1.872% due 04/20/65 (~)(Ê) 1,508
133
Series 2015-H13 Class AI
Interest Only STRIP
2.570% due 06/20/65 (~)(Ê) 2,471
213
Series 2015-H15 Class JI
Interest Only STRIP
2.039% due 06/20/65 (~)(Ê) 1,088
106
Series 2015-H18 Class IA
Interest Only STRIP
1.900% due 06/20/65 (~)(Ê) 698
47
Series 2015-H22 Class HI
Interest Only STRIP
2.057% due 08/20/65 (~)(Ê) 3,293
295

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 691
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H24 Class BI
Interest Only STRIP
1.679% due 08/20/65 (~)(Ê) 1,827
73
Series 2015-H25 Class AI
Interest Only STRIP
1.675% due 09/20/65 (~)(Ê) 1,398
98
Series 2015-H26 Class GI
Interest Only STRIP
1.862% due 10/20/65 (~)(Ê) 810
71
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 2,382
159
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 1,245
174
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 1,556
268
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 2,004
171
Series 2016-77 Class SL
Interest Only STRIP
5.377% due 03/20/43 (Ê) 1,278
145
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 2,969
265
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,299
38
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46 1,300
153
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,577
273
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 1,383
252
Series 2016-167 Class SB
Interest Only STRIP
5.227% due 04/20/38 (Ê) 60
—
Series 2016-H01 Class AI
Interest Only STRIP
1.669% due 01/20/66 (~)(Ê) 5,648
547
Series 2016-H04 Class KI
Interest Only STRIP
1.581% due 02/20/66 (~)(Ê) 2,182
176
Series 2016-H06 Class AI
Interest Only STRIP
1.666% due 02/20/66 (~)(Ê) 2,301
259
Series 2016-H13 Class EI
Interest Only STRIP
1.946% due 04/20/66 (~)(Ê) 3,327
352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H13 Class MI
Interest Only STRIP
1.741% due 06/20/66 (~)(Ê) 3,860
125
Series 2016-H16 Class DI
Interest Only STRIP
2.466% due 06/20/66 (~)(Ê) 5,772
539
Series 2016-H17 Class DI
Interest Only STRIP
2.507% due 07/20/66 (~)(Ê) 4,474
407
Series 2016-H18 Class QI
Interest Only STRIP
3.257% due 06/20/66 (~)(Ê) 2,628
290
Series 2016-H20 Class NI
Interest Only STRIP
2.565% due 09/20/66 (~)(Ê) 5,358
582
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê) 8,669
977
Series 2016-H22 Class IO
Interest Only STRIP
1.924% due 10/20/66 (~)(Ê) 1,931
161
Series 2016-H24 Class AI
Interest Only STRIP
2.181% due 11/20/66 (~)(Ê) 6,630
767
Series 2016-H24 Class DI
Interest Only STRIP
2.536% due 11/20/66 (~)(Ê) 2,204
247
Series 2016-H24 Class KI
Interest Only STRIP
2.996% due 11/20/66 (~)(Ê) 2,330
273
Series 2016-H27 Class BI
Interest Only STRIP
2.555% due 12/20/66 (~)(Ê) 3,904
382
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 914
46
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,897
223
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 3,332
630
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 570
99
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 2,464
417
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 790
142
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 760
70

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
692 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 3,213
183
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,701
132
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 561
106
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 2,152
259
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 737
58
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 1,492
342
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 1,977
94
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 961
76
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 1,021
111
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 1,144
185
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 2,530
132
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,630
452
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 2,272
93
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 828
143
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 582
28
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 478
90
Series 2017-H01 Class AI
Interest Only STRIP
2.086% due 12/20/66 (~)(Ê) 9,839
988
Series 2017-H02 Class BI
Interest Only STRIP
2.466% due 01/20/67 (~)(Ê) 1,489
152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H02 Class HI
Interest Only STRIP
2.371% due 01/20/67 (~)(Ê) 4,997
505
Series 2017-H03 Class AI
Interest Only STRIP
2.548% due 12/20/66 (~)(Ê) 7,981
891
Series 2017-H03 Class CI
Interest Only STRIP
2.874% due 12/20/66 (~)(Ê) 4,605
530
Series 2017-H03 Class DI
Interest Only STRIP
2.726% due 12/20/66 (~)(Ê) 7,109
898
Series 2017-H03 Class EI
Interest Only STRIP
2.483% due 01/20/67 (~)(Ê) 2,759
417
Series 2017-H03 Class KI
Interest Only STRIP
2.237% due 01/20/67 (~)(Ê) 1,493
222
Series 2017-H04 Class AI
Interest Only STRIP
2.180% due 02/20/67 (~)(Ê) 9,825
1,215
Series 2017-H04 Class BI
Interest Only STRIP
2.466% due 02/20/67 (~)(Ê) 6,792
747
Series 2017-H05 Class AI
Interest Only STRIP
2.302% due 01/20/67 (~)(Ê) 8,119
940
Series 2017-H06 Class BI
Interest Only STRIP
2.409% due 02/20/67 (~)(Ê) 6,182
602
Series 2017-H06 Class DI
Interest Only STRIP
1.838% due 02/20/67 (~)(Ê) 7,626
547
Series 2017-H06 Class EI
Interest Only STRIP
1.647% due 02/20/67 (~)(Ê) 6,346
395
Series 2017-H06 Class MI
Interest Only STRIP
2.246% due 02/20/67 (~)(Ê) 2,441
237
Series 2017-H08 Class DI
Interest Only STRIP
1.596% due 02/20/67 (~)(Ê) 5,002
703
Series 2017-H08 Class EI
Interest Only STRIP
1.461% due 02/20/67 (~)(Ê) 4,181
444
Series 2017-H08 Class GI
Interest Only STRIP
1.410% due 02/20/67 (~)(Ê) 1,409
219
Series 2017-H08 Class NI
Interest Only STRIP
1.715% due 03/20/67 (~)(Ê) 6,523
626
Series 2017-H09 Class DI
Interest Only STRIP
1.973% due 03/20/67 (~)(Ê) 3,543
318

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H09 Class IO
Interest Only STRIP
1.818% due 04/20/67 (~)(Ê) 7,657
721
Series 2017-H14 Class DI
Interest Only STRIP
1.773% due 06/20/67 (~)(Ê) 1,417
102
Series 2017-H14 Class JI
Interest Only STRIP
2.190% due 06/20/67 (~)(Ê) 2,318
295
Series 2017-H14 Class LI
Interest Only STRIP
2.250% due 06/20/67 (~)(Ê) 4,617
463
Series 2017-H15 Class CI
Interest Only STRIP
1.695% due 06/20/67 (~)(Ê) 4,950
346
Series 2017-H16 Class EI
Interest Only STRIP
1.814% due 08/20/67 (~)(Ê) 6,445
563
Series 2017-H16 Class FI
Interest Only STRIP
2.527% due 08/20/67 (~)(Ê) 9,912
1,030
Series 2017-H16 Class HI
Interest Only STRIP
1.881% due 08/20/67 (~)(Ê) 3,514
301
Series 2017-H16 Class IB
Interest Only STRIP
2.030% due 08/20/67 (~)(Ê) 5,222
434
Series 2017-H16 Class IG
Interest Only STRIP
2.041% due 07/20/67 (~)(Ê) 5,273
450
Series 2017-H16 Class IO
Interest Only STRIP
2.421% due 08/20/67 (~)(Ê) 3,637
457
Series 2017-H16 Class JI
Interest Only STRIP
2.469% due 08/20/67 (~)(Ê) 3,614
460
Series 2017-H18 Class CI
Interest Only STRIP
2.551% due 09/20/67 (~)(Ê) 1,532
193
Series 2017-H18 Class FI
Interest Only STRIP
2.407% due 09/20/67 (~)(Ê) 3,797
501
Series 2017-H19 Class MI
Interest Only STRIP
2.053% due 04/20/67 (~)(Ê) 4,678
465
Series 2017-H20 Class AI
Interest Only STRIP
2.354% due 10/20/67 (~)(Ê) 11,233
1,337
Series 2017-H20 Class HI
Interest Only STRIP
2.303% due 10/20/67 (~)(Ê) 3,384
406
Series 2017-H20 Class JI
Interest Only STRIP
2.826% due 09/20/67 (~)(Ê) 3,606
466
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H21 Class DI
Interest Only STRIP
2.064% due 10/20/67 (~)(Ê) 8,874
728
Series 2017-H22 Class GI
Interest Only STRIP
2.469% due 10/20/67 (~)(Ê) 7,039
896
Series 2017-H22 Class KI
Interest Only STRIP
2.286% due 11/20/67 (~)(Ê) 2,452
279
Series 2017-H23 Class KI
Interest Only STRIP
1.744% due 11/20/67 (~)(Ê) 11,268
728
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 4,857
511
Series 2018-18 Class HS
Interest Only STRIP
2.000% due 02/20/48 (Ê) 17,915
1,117
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 3,015
443
Series 2018-67 Class SC
Interest Only STRIP
5.482% due 05/20/48 (Ê) 3,675
563
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 2,652
356
Series 2018-89 Class LS
Interest Only STRIP
5.482% due 06/20/48 (Ê) 5,025
753
Series 2018-91 Class SJ
Interest Only STRIP
5.532% due 07/20/48 (Ê) 3,842
600
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 316
19
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 3,601
267
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 3,435
402
Series 2018-H01 Class AI
Interest Only STRIP
2.396% due 01/20/68 (~)(Ê) 1,626
212
Series 2018-H01 Class CI
Interest Only STRIP
1.935% due 01/20/68 (~)(Ê) 3,211
253
Series 2018-H01 Class KI
Interest Only STRIP
2.003% due 01/20/68 (~)(Ê) 6,175
492
Series 2018-H02 Class AI
Interest Only STRIP
2.503% due 01/20/68 (~)(Ê) 3,194
353

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
694 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 3,902
523
Series 2018-H02 Class KI
Interest Only STRIP
2.047% due 02/20/68 (~)(Ê) 5,583
390
Series 2018-H03 Class XI
Interest Only STRIP
2.319% due 02/20/68 (~)(Ê) 3,684
485
Series 2018-H04 Class GI
Interest Only STRIP
1.974% due 02/20/68 (~)(Ê) 4,785
293
Series 2018-H04 Class IO
Interest Only STRIP
1.463% due 02/20/68 (~)(Ê) 2,170
248
Series 2018-H04 Class MI
Interest Only STRIP
1.932% due 03/20/68 (~)(Ê) 6,747
448
Series 2018-H05 Class BI
Interest Only STRIP
1.364% due 02/20/68 (~)(Ê) 3,182
378
Series 2018-H05 Class ID
Interest Only STRIP
1.576% due 03/20/68 (~)(Ê) 2,531
279
Series 2018-H05 Class IE
Interest Only STRIP
1.442% due 02/20/68 (~)(Ê) 7,859
987
Series 2018-H06 Class HI
Interest Only STRIP
1.973% due 04/20/68 (~)(Ê) 4,982
310
Series 2018-H06 Class KI
Interest Only STRIP
1.804% due 04/20/68 (~)(Ê) 2,837
337
Series 2018-H08 Class FI
Interest Only STRIP
1.594% due 06/20/68 (~)(Ê) 3,888
353
Series 2019-6 Class SM
Interest Only STRIP
5.332% due 01/20/49 (Ê) 2,475
317
Series 2019-20 Class SC
Interest Only STRIP
5.382% due 02/20/49 (Ê) 4,883
822
Series 2019-23 Class VS
Interest Only STRIP
5.377% due 02/20/49 (Ê) 2,442
443
Series 2019-78 Class SJ
Interest Only STRIP
5.332% due 06/20/49 (Ê) 236
28
Series 2019-78 Class SM
Interest Only STRIP
5.382% due 06/20/49 (Ê) 3,138
447
Series 2019-83 Class JS
Interest Only STRIP
5.382% due 07/20/49 (Ê) 4,641
734
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-99 Class KS
Interest Only STRIP
5.332% due 08/20/49 (Ê) 171
22
Series 2019-110 Class S
Interest Only STRIP
5.332% due 09/20/49 (Ê) 3,449
603
Series 2019-119 Class KS
Interest Only STRIP
5.345% due 09/16/49 (Ê) 3,559
934
Series 2019-123 Class SL
Interest Only STRIP
5.377% due 10/20/49 (Ê) 4,368
636
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 2,638
361
Series 2019-143 Class HS
Interest Only STRIP
5.332% due 09/20/49 (Ê) 2,716
349
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 6,544
841
Series 2019-H15 Class CI
Interest Only STRIP
1.521% due 07/20/69 (~)(Ê) 5,495
437
Series 2019-H15 Class MI
Interest Only STRIP
1.162% due 09/20/69 (~)(Ê) 4,590
411
Series 2019-H16 Class IA
Interest Only STRIP
1.038% due 10/20/69 (~)(Ê) 6,025
393
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 7,534
946
Series 2020-15 Class CS
Interest Only STRIP
5.332% due 02/20/50 (Ê) 661
77
Series 2020-18 Class ES
Interest Only STRIP
5.382% due 08/20/49 (Ê) 6,521
971
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50 9,080
1,061
Series 2020-H02 Class AI
Interest Only STRIP
1.003% due 01/20/70 (~)(Ê) 19,241
1,393
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.664% due 02/15/46 (~)(Ê)(Þ) 158
128
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 167
129
Morgan Stanley Bank of America Merrill
Lynch Trust

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 695
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class E
4.766% due 10/15/46 (~)(Ê)(Þ) 716
500
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.245% due 07/15/49 (~)(Ê)(Þ) 586
348
Series 2012-C4 Class E
5.420% due 03/15/45 (~)(Ê)(Þ) 496
247
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 66
33
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.222% due 06/15/44 (~)(Ê)(Þ) 31
19
130,625
Non-US Bonds - 3.7%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 380
81
10.000% due 01/01/25 BRL 5,460
1,176
10.000% due 01/01/27 BRL 4,209
910
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 980,000
1,345
6.000% due 01/01/43 CLP 210,000
371
Colombian Titulos de Tesoreria
Series B
7.500% due 08/26/26 COP 9,417,200
2,538
7.750% due 09/18/30 COP 173,500
46
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 10,370
405
Series 97
0.450% due 10/25/23 CZK 65,330
2,619
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000
312
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 21,030,000
1,455
Series FR72
8.250% due 05/15/36 IDR 15,210,000
1,028
Series FR73
8.750% due 05/15/31 IDR 30,970,000
2,172
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 14,760
657
Series M
8.000% due 12/07/23 MXN 32,430
1,460
7.750% due 11/23/34 MXN 35,900
1,579
Peruvian Government International Bond
6.950% due 08/12/31 PEN 1,500
527
Series REGS
5.700% due 08/12/24 PEN 3,100
1,053
6.900% due 08/12/37 PEN 1,646
558
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.850% due 02/12/42 PEN 270
90
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900
198
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 7,869
364
Series 2032
8.250% due 03/31/32 ZAR 12,230
549
Series 2037
8.500% due 01/31/37 ZAR 10,320
432
Series 2048
8.750% due 02/28/48 ZAR 9,210
373
Series R214
6.500% due 02/28/41 ZAR 30,420
985
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 2,100
501
4.750% due 02/24/25 RON 1,415
331
Series 15YR
5.800% due 07/26/27 RON 1,400
343
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 172,001
2,492
Series 6215
7.000% due 08/16/23 RUB 118,230
1,670
Thailand Government International Bond
3.650% due 12/17/21 THB 1,300
42
2.000% due 12/17/22 THB 28,233
901
3.625% due 06/16/23 THB 31,050
1,043
3.850% due 12/12/25 THB 19,003
678
3.580% due 12/17/27 THB 7,920
288
31,572
Total Long-Term Investments
(cost $322,668) 300,869
Common Stocks - 37.7%
Consumer Discretionary - 3.6%
Amazon.com, Inc.(Æ) 694
1,718
AutoZone, Inc.(Æ) 69
70
Barnes & Noble Education, Inc.(Æ) 43,292
77
Barratt Developments PLC 19,010
124
Berkeley Group Holdings PLC 2,547
134
Bloomsbury Publishing PLC 12,724
33
BMW US Capital LLC 16,049
949
Boyd Gaming Corp. 11,083
185
Carrols Restaurant Group, Inc.(Æ) 92,458
337
Celestica, Inc.(Æ) 177,868
1,108
Century Communities, Inc.(Æ) 9,040
194
Charming Charlie, Inc.(Æ)(Š) 1,147,677
—
Cie Financiere Richemont SA 10,118
575
City Developments, Ltd. 26,400
148
Comcast Corp. Class A 5,658
213
Constellis Holdings LLC(Æ) 6,998
1

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
696 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Costco Wholesale Corp. 921
279
Cracker Barrel Old Country Store, Inc. 545
53
Del Taco Restaurants, Inc.(Æ) 119,920
705
Diageo PLC 6,644
230
DR Horton, Inc. 2,821
133
Garmin, Ltd. 1,688
137
Grand Korea Leisure Co., Ltd. 19,503
251
Grupo Televisa SAB - ADR 24,493
131
Hillenbrand, Inc. 7,880
165
Hilton Worldwide Holdings, Inc. 2,446
185
Home Depot, Inc. (The) 1,211
266
Honda Motor Co., Ltd. 173,500
4,190
Hyundai Motor Co. 10,393
802
Interpublic Group of Cos., Inc. (The) 6,127
104
IntriCon Corp.(Æ)(Ñ) 37,895
500
Isuzu Motors, Ltd. 118,300
903
ITOCHU Corp. 7,400
145
J Front Retailing Co., Ltd. 85,300
701
Jack in the Box, Inc. 4,523
273
Kangwon Land, Inc. 13,805
285
Kyocera Corp. 800
43
Lennar Corp. Class A 1,847
92
LGI Homes, Inc.(Æ) 3,146
191
Monro Muffler Brake, Inc. 2,884
160
Murata Manufacturing Co., Ltd. 12,300
684
Nissan Motor Co., Ltd. 362,300
1,240
NOK Corp. 159,200
1,849
Omnicom Group, Inc. 327
19
Paragon Group of Companies 11,918
50
PetIQ , Inc.(Æ)(Ñ) 34,991
1,001
PulteGroup, Inc. 2,874
81
Redrow PLC 9,118
53
Sekisui House, Ltd. 5,600
96
Shingakukai Co., Ltd. 11,900
57
Shoe Carnival, Inc. 4,071
96
Skylark Co., Ltd. 9,500
142
SMART Global Holdings, Inc.(Æ)(Ñ) 21,326
539
Sportsman's Warehouse Holdings, Inc.
(Æ)
49,130
352
Sumitomo Electric Industries, Ltd. 206,000
2,119
Sumitomo Rubber Industries, Ltd. 46,100
450
Suzuki Motor Corp. 13,400
430
Takashimaya Co., Ltd. 44,100
399
Thomson Reuters Corp.(Æ) 2,606
184
TJX Cos., Inc. 2,958
145
Toyota Motor Corp. 900
56
Turtle Beach Corp.(Æ) 27,901
274
Vertu Motors PLC 237,663
74
Vivendi SA - ADR 4,332
94
Walmart, Inc. 2,007
244
Walt Disney Co. (The) 2,233
241
Williams-Sonoma, Inc. 1,166
72
Wolters Kluwer NV 2,937
216
Yamada Denki Co., Ltd. 475,000
2,255
Yamaha Motor Co., Ltd. 40,300
522
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
30,824
Consumer Staples - 1.9%
Astarta Holding NV(Æ) 31,228
96
BMC Stock Holdings, Inc. 86,205
205
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
111
British American Tobacco PLC 2,954
115
Carlsberg A/S Class B 1,152
145
Church & Dwight Co., Inc. 1,133
79
CLIO Cosmetics Co., Ltd. 8,190
148
Coca-Cola Co. (The) 13,397
615
CVS Health Corp. 1,770
109
elf Beauty, Inc.(Æ) 42,970
562
Farmer Brothers Co.(Æ) 35,950
332
Fresh Del Monte Produce, Inc.(Ñ) 16,661
475
General Mills, Inc. 2,877
172
George Weston, Ltd. 1,341
95
Golden Agri-Resources, Ltd. 7,933,800
876
Hormel Foods Corp. 1,234
58
Ingles Markets, Inc. Class A 16,886
689
Japan Tobacco, Inc. 183,100
3,423
Kernel Holding SA 49,119
475
Kimberly-Clark Corp. 1,062
147
Koninklijke Ahold Delhaize NV 4,459
108
Lenta , Ltd. - GDR(Æ) 239,145
491
Loblaw Cos., Ltd. 1,754
86
McCormick & Co., Inc. 1,161
182
MGP Ingredients, Inc.(Ñ) 9,714
367
Mondelez International, Inc. Class A 3,839
197
PepsiCo, Inc. 7,792
1,031
Philip Morris International, Inc. 1,832
137
Primo Water Corp. 75,028
770
Procter & Gamble Co. (The) 5,685
670
Qol Holdings Co., Ltd. 22,000
244
Scandinavian Tobacco Group A/S(Þ) 28,624
330
Seven & i Holdings Co., Ltd. 27,000
890
Sysco Corp. 785
44
Unilever NV 26,407
1,320
15,794
Energy - 1.4%
BP PLC - ADR 13,595
324
Cenovus Energy, Inc. 280,556
1,018
Chevron Corp. 1,349
124
Crescent Point Energy Corp. 251,451
350
Denison Mines Corp.(Æ)(Ñ) 748,989
323
Exxon Mobil Corp. 12,498
581
Fission Uranium Corp.(Æ) 658,636
149
Gazprom PJSC 743,396
1,905
JX Holdings, Inc. 134,400
476
K&O Energy Group, Inc. 3,400
50
Kinder Morgan, Inc. 23,832
363
Magnolia Oil & Gas Corp.(Æ) 39,698
257
Matrix Service Co.(Æ) 77,575
810

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NAC Kazatomprom JSC - GDR 33,911
507
National Energy Services Reunited Corp.
(Æ)
63,335
324
Natural Gas Services Group, Inc.(Æ) 83,250
529
Newpark Resources, Inc.(Æ) 114,290
175
OMV AB 2,241
74
Range Resources Corp.(Ñ) 267,126
1,556
Royal Dutch Shell PLC Class A 10,799
181
Southcross Energy Partners LLC(Æ) 7,009
1
Southwestern Energy Co.(Æ)(Ñ) 400,299
1,292
Williams Cos., Inc. (The) 9,837
191
Xcel Energy, Inc. 3,551
226
11,786
Financial Services - 9.7%
Activia Properties, Inc.(ö) 63
184
Advance Residence Investment Corp.(ö) 30
92
Aedifica (ö) 1,734
168
Aflac, Inc. 3,916
146
Ageas 2,379
86
Agree Realty Corp.(Ñ)(ö) 5,544
361
Allianz SE 699
129
Allied Properties Real Estate Investment
Trust(ö)
7,028
225
Allstate Corp. (The) 1,123
114
Ally Financial, Inc. 9,738
160
Alstria Office REIT-AG(ö) 7,765
116
American Financial Group, Inc. 776
51
American Tower Corp.(ö) 441
105
Ameris Bancorp 20,895
531
Arch Capital Group, Ltd.(Æ) 3,727
90
Argan SA(ö) 1,650
128
Assicurazioni Generali SpA 8,994
129
Assura PLC(ö) 165,594
159
Assured Guaranty, Ltd. 4,531
135
Atlantic Capital Bancshares, Inc.(Æ) 34,664
435
Baloise Holding AG 568
85
Bank of Ireland Group PLC 130,019
263
Banner Corp. 16,102
619
Berkshire Hathaway, Inc. Class B(Æ) 1,077
202
Berkshire Hills Bancorp, Inc. 39,685
676
BNP Paribas SA 1,450
46
Boardwalk Real Estate Investment
Trust(ö)
11,114
212
Brixmor Property Group, Inc.(ö) 38,591
442
Byline Bancorp, Inc. 43,033
530
CA Immobilien Anlagen AG 2,989
95
Capital City Bank Group, Inc. 32,099
707
CapitaLand, Ltd.(Æ) 34,600
73
Capitol Federal Financial, Inc. 5,991
72
Carter Bank & Trust 42,060
399
Castellum AB 9,715
170
Catena AB 3,183
101
Century Bancorp, Inc. Class A 6,527
488
Charter Hall Group - ADR(ö) 37,774
186
Chiba Bank, Ltd. (The) 66,900
310
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Overseas Land & Investment, Ltd. 80,000
288
Chubb, Ltd. 7,157
773
Cincinnati Financial Corp. 1,717
113
Civista Bancshares, Inc. 16,485
253
CK Asset Holdings, Ltd. 65,000
402
CK Hutchison Holdings, Ltd. Class B 81,855
594
CME Group, Inc. Class A 668
119
Cowen Group, Inc. Class A 35,456
388
Credit Saison Co., Ltd. 117,200
1,337
CTO Realty Growth, Inc.(Æ) 10,554
444
CyrusOne , Inc.(ö) 798
56
Dai-ichi Life Holdings, Inc. 151,100
1,897
Daiwa House REIT Investment Corp.(ö) 130
314
Derwent London PLC(ö) 4,103
161
Deutsche Wohnen SE 6,184
251
Digital Realty Trust, Inc.(ö) 5,419
810
DNB ASA 11,079
135
Duke Realty Corp.(ö) 7,857
273
Dundee Corp. Class A 76,387
59
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
1,939,536
343
Empire State Realty Trust, Inc. Class
A(ö)
14,970
125
Entra ASA(Ñ)(Þ) 10,614
134
Equinix , Inc.(Æ)(ö) 303
205
Equity Commonwealth(ö) 15,002
509
Equity Residential(ö) 10,636
692
ESR Cayman, Ltd.(Æ)(Þ) 69,800
153
Essent Group, Ltd. 8,920
244
Essex Property Trust, Inc.(ö) 3,247
793
Etalon Group, Ltd. - GDR 406,309
464
Everest Re Group, Ltd. 409
71
Extra Space Storage, Inc.(ö) 4,188
370
Fastighets AB Balder Class B(Æ) 3,387
134
Fidelity National Financial, Inc. 2,289
62
Fifth Third Bancorp 43,030
804
First American Financial Corp. 1,719
79
First Defiance Financial Corp. 6,956
121
First Foundation, Inc. 87,120
1,199
First Interstate BancSystem , Inc. Class A 15,334
518
Fiserv, Inc.(Æ) 878
90
Foxtons Group PLC(Æ) 285,610
154
Gecina SA(ö) 1,403
183
Genworth MI Canada, Inc. 2,795
69
Getty Realty Corp.(ö) 20,464
556
Global Payments, Inc. 587
97
Globe Life, Inc.(Æ) 1,324
109
GLP J-REIT(Æ)(ö) 344
441
Goodman Group(ö) 16,487
139
Grainger PLC 30,803
104
Hallmark Financial Services, Inc.(Æ) 42,941
186
Hang Lung Properties, Ltd. - ADR 111,000
237
Hanover Insurance Group, Inc. (The) 3,667
368
Hartford Financial Services Group, Inc. 20,977
797

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
698 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Healthcare Trust of America, Inc. Class
A(ö)
10,131
250
Healthpeak Properties, Inc.(ö) 10,981
287
Henderson Land Development Co., Ltd. 30,000
121
Henry Boot PLC 4,653
14
Heritage Commerce Corp. 26,049
231
HomeStreet , Inc. 56,379
1,440
Host Hotels & Resorts, Inc.(ö) 19,861
244
IGM Financial, Inc. 1,960
42
Independent Bank Corp. 34,561
508
Industrial Logistics Properties Trust(ö) 18,545
347
Instone Real Estate Group AG(Æ)(Þ) 3,656
74
Intact Financial Corp. 1,572
150
Intesa Sanpaolo SpA 32,121
50
Investors Real Estate Trust(ö) 15,272
956
Invitation Homes, Inc.(ö) 14,332
339
Jack Henry & Associates, Inc. 1,117
183
Japan Prime Realty Investment Corp.(ö) 47
130
Jones Lang LaSalle, Inc. 1,335
141
JPMorgan Chase & Co. 2,505
240
Kemper Corp. 4,626
311
Kennedy-Wilson Holdings, Inc. 10,693
151
Keppel DC REIT(ö) 127,400
211
Kilroy Realty Corp.(ö) 8,609
536
Kimco Realty Corp.(ö) 25,877
282
Klepierre SA - GDR(ö) 10,466
212
LEG Immobilien AG 3,034
349
Link Real Estate Investment Trust(ö) 55,730
494
Lloyds Banking Group PLC 908,742
370
LondonMetric Property PLC(ö) 45,372
111
LSL Property Services PLC 107,234
218
LSR Group PJSC 16,192
132
Mapletree Industrial Trust(Æ)(ö) 58,900
106
Marsh & McLennan Cos., Inc. 1,766
172
MasterCard, Inc. Class A 3,873
1,065
Medical Properties Trust, Inc.(ö) 16,293
279
Merck & Co., Inc. 2,849
226
MFA Financial, Inc.(ö) 18,145
32
MGIC Investment Corp. 39,378
288
Mirvac Group(ö) 202,136
289
Mitsubishi Estate Co., Ltd. 98,200
1,598
Mitsubishi UFJ Financial Group, Inc. 695,500
2,795
Mitsui Fudosan Co., Ltd. 66,000
1,219
Mitsui Fudosan Logistics Park, Inc.(ö) 39
154
Moscow Exchange MICEX-RTS PJSC 277,447
450
MS&AD Insurance Group Holdings, Inc. 4,200
121
Muenchener Rueckversicherungs-
Gesellschaft AG
486
107
National Bank Holdings Corp. Class A 35,395
941
New World Development Co., Ltd. 248,000
291
New York Community Bancorp, Inc. 4,776
52
Nippon Building Fund, Inc.(ö) 39
233
Nippon REIT Investment Corp.(ö) 51
151
Nomura Holdings, Inc. 270,700
1,126
Nomura Real Estate Holdings, Inc. 11,200
183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northeast Bank 27,219
456
Northern Trust Corp. 925
73
Northwest Bancshares, Inc. 4,276
45
Old Republic International Corp. 3,027
48
Old Second Bancorp, Inc. 66,160
544
Omega Healthcare Investors, Inc.(ö) 5,738
167
Origin Bancorp, Inc. 23,928
533
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
164
PAX Global Technology, Ltd. 1,189,000
508
PayPal Holdings, Inc.(Æ) 8,874
1,092
Peoples Bancorp, Inc. 5,561
135
Piedmont Office Realty Trust, Inc. Class
A(ö)
32,415
562
Plymouth Industrial REIT, Inc.(ö) 49,832
698
PNC Financial Services Group, Inc.
(The)
530
57
Popular, Inc. 26,858
1,036
Principal Financial Group, Inc. 476
17
Progressive Corp. (The) 2,253
174
Prologis, Inc.(ö) 21,557
1,924
Prosperity Bancshares, Inc. 1,729
104
Provident Financial Holdings, Inc. 3,394
44
Public Storage(ö) 12,939
2,400
Regency Centers Corp.(ö) 2,425
106
Regional REIT, Ltd.(ö)(Þ) 79,885
78
Reinsurance Group of America, Inc.
Class A
653
68
RenaissanceRe Holdings, Ltd. 5,687
830
Renasant Corp. 8,715
229
Rexford Industrial Realty, Inc.(Æ) 15,415
381
RioCan Real Estate Investment Trust(ö) 7,510
86
Royal Bank of Canada - GDR 1,201
74
Royal Bank of Scotland Group PLC 102,857
143
Safety Insurance Group, Inc. 1,611
136
SBA Communications Corp.(ö) 1,012
293
Sberbank of Russia PJSC Class T 288,030
767
Segro PLC(ö) 27,655
289
Shenzhen Investment, Ltd. 252,000
82
Silvercrest Asset Management Group,
Inc. Class A
43,838
446
Simon Property Group, LP(ö) 7,665
512
Sompo Japan Nipponkoa Holdings, Inc. 7,794
252
Sprott , Inc. 262,788
644
Sumitomo Mitsui Financial Group, Inc. 118,500
3,121
Sumitomo Mitsui Trust Holdings, Inc. 39,200
1,145
Sun Hung Kai Properties, Ltd. 55,500
751
Swiss Life Holding AG 225
80
Synchrony Financial 41,712
825
Taubman Centers, Inc.(Æ) 1,895
43
Territorial Bancorp, Inc. 2,280
57
TFS Financial Corp. 4,546
62
Tiptree Financial, Inc. Class A 73,331
469
Tokio Marine Holdings, Inc. 1,600
75
Tokyu Fudosan Holdings Corp. 20,806
103
Toronto-Dominion Bank (The) 1,778
74
Travelers Cos., Inc. (The) 291
29

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Triumph Bancorp, Inc.(Æ) 5,960
165
Turkiye Halk Bankasi AS(Æ) 213,909
158
UDR, Inc.(ö) 14,891
558
UMH Properties, Inc.(ö) 95,174
1,236
Unibail - Rodamco -Westfield(ö) 1,310
77
UNITE Group PLC (The)(ö) 8,166
90
United Community Banks, Inc. 40,933
866
United Urban Investment Corp.(ö) 74
74
Uranium Participation Corp.(Æ) 240,586
847
Valley National Bancorp 12,043
101
Velocity Financial, Inc.(Æ) 26,709
101
Ventas, Inc.(ö) 9,198
298
VEREIT, Inc.(ö) 45,846
251
VICI Properties, Inc.(Ñ)(ö) 24,099
420
Visa, Inc. Class A(Ñ) 1,881
336
Vonovia SE 8,724
431
W.R. Berkley Corp. 1,998
108
Warehouses De Pauw CVA(Æ)(ö) 6,076
167
Washington Trust Bancorp, Inc. 5,697
199
Webster Financial Corp. 12,689
358
Wells Fargo & Co. 48,177
1,400
Welltower , Inc.(ö) 18,107
928
Western Union Co. (The) 3,341
64
WP Carey, Inc.(ö) 1,843
121
Yellow Cake PLC(Æ)(Þ) 158,460
439
Zurich Insurance Group AG 473
151
82,414
Health Care - 2.6%
Accuray , Inc.(Æ) 276,346
618
Agilent Technologies, Inc. 1,264
97
Amgen, Inc. 773
185
Anthem, Inc.(Æ) 286
80
Baxter International, Inc. 2,061
183
Bayer AG 6,243
413
BeiGene , Ltd. - ADR(Æ)(Ñ) 3,951
604
BioSpecifics Technologies Corp.(Æ) 10,028
571
BML, Inc. 14,000
360
Boston Scientific Corp.(Æ) 1,968
74
Bristol-Myers Squibb Co. 13,084
796
Cerner Corp. 832
58
Chemed Corp. 214
89
Chr Hansen Holding A/S 6,488
560
Coloplast A/S Class B 1,588
251
Eli Lilly & Co. 609
94
Fresenius SE & Co. KGaA 1,706
74
GlaxoSmithKline PLC - ADR 20,649
432
Hogy Medical Co., Ltd. 7,300
227
Illumina, Inc.(Æ) 3,616
1,154
Invacare Corp. 87,596
659
Johnson & Johnson 20,761
3,114
Laboratory Corp. of America
Holdings(Æ)
583
96
Medtronic PLC 2,537
248
Novartis AG 12,499
1,066
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novo Nordisk A/S Class B 11,080
708
Paramount Bed Holdings Co., Ltd. 3,000
124
Pfizer, Inc. 68,660
2,634
Quest Diagnostics, Inc. 1,430
157
Regeneron Pharmaceuticals, Inc.(Æ) 184
97
Roche Holding AG 4,696
1,633
Sanofi - ADR 15,847
1,550
SeaSpine Holdings Corp.(Æ) 16,160
166
Stryker Corp. 936
174
Takeda Pharmaceutical Co., Ltd. 33,100
1,189
Thermo Fisher Scientific, Inc. 766
256
Toho Holdings Co., Ltd. 11,700
243
UnitedHealth Group, Inc. 1,170
342
Universal Health Services, Inc. Class B 82
9
Varian Medical Systems, Inc.(Æ) 1,065
122
West Pharmaceutical Services, Inc. 334
63
Zoetis, Inc. Class A 1,497
194
21,764
Materials and Processing - 3.9%
AdvanSix , Inc.(Æ) 19,868
242
Allegheny Technologies, Inc.(Æ)(Ñ) 11,874
89
Amcor, Ltd. Class A(Æ) 43,221
392
Aspen Aerogels, Inc.(Æ) 39,094
219
Beacon Roofing Supply, Inc.(Æ) 20,492
451
Bear Creek Mining Corp.(Æ) 147,420
191
Cameco Corp. Class A 244,820
2,438
Carpenter Technology Corp. 5,389
119
Carrier Global Corp.(Æ) 1,848
33
Centerra Gold, Inc. 285,605
2,284
CF Industries Holdings, Inc. 5,118
141
Compagnie de Saint-Gobain SA 2,627
70
Fastenal Co. 996
36
Fresnillo PLC 68,422
614
Gabriel Resources, Ltd.(Æ) 3,017,742
1,051
Getlink SE 26,509
338
Gold Fields, Ltd. - ADR 106,422
788
Haynes International, Inc. 4,701
104
Impala Platinum Holdings, Ltd. 31,933
194
International Tower Hill Mines, Ltd.(Æ) 72,849
34
Intrepid Potash, Inc.(Æ) 248,315
239
Ivanhoe Mines, Ltd. Class A(Æ) 244,840
514
JFE Holdings, Inc. 67,800
454
KAR Auction Services, Inc. 10,879
163
Kuraray Co., Ltd. 142,100
1,426
LafargeHolcim , Ltd.(Æ) 2,037
85
Landec Corp.(Æ) 124,712
1,391
LG Corp. Class H 9,488
479
Macfarlane Group PLC 70,810
72
MHP SE - GDR 130,364
800
Mosaic Co. (The) 13,692
158
New Gold, Inc.(Æ) 886,793
717
Newcrest Mining, Ltd. 117,053
2,101
NexGen Energy, Ltd.(Æ) 503,354
665
Nippon Steel Corp. 259,800
2,192

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
700 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 413,261
238
Novagold Resources, Inc.(Æ) 90,054
1,008
NSK, Ltd. 57,600
398
Pan American Silver Corp. 21,324
453
PGT Innovations, Inc.(Æ) 26,878
278
Polyus PJSC - GDR 11,920
960
PPG Industries, Inc. 1,048
95
Rio Tinto PLC 2,224
103
Safestore Holdings PLC(ö) 8,606
78
Schweitzer-Mauduit International, Inc. 67,888
2,187
Seabridge Gold, Inc.(Æ)(Ñ) 86,601
1,213
Sonoco Products Co. 1,303
64
Tikkurila OYJ 18,974
248
Toray Industries, Inc. 219,000
1,009
Travis Perkins PLC 17,939
235
Turquoise Hill Resources, Ltd.(Æ) 2,309,510
1,166
Universal Stainless & Alloy Products,
Inc.(Æ)
53,973
403
Wheaton Precious Metals Corp.(Ñ) 26,826
1,013
Yamato Kogyo Co., Ltd. - GDR 18,800
373
32,806
Producer Durables - 6.1%
ABM Industries, Inc. 4,941
170
Accenture PLC Class A 1,281
237
Aena SA(Þ) 1,989
252
Aeroports de Paris 908
89
Air Transport Services Group, Inc.(Æ) 69,819
1,413
Airports of Thailand PCL 34,100
65
Ametek , Inc. 2,297
193
Andritz AG 10,215
337
Ardmore Shipping Corp. 124,406
819
Argan , Inc. 26,427
992
Asahi Diamond Industrial Co., Ltd. 11,800
53
Atlantia SpA 16,705
273
Auckland International Airport, Ltd. 51,570
191
Automatic Data Processing, Inc. 1,525
224
BAE Systems PLC 197,301
1,265
Bouygues SA - ADR 3,783
117
Bureau Veritas SA 18,201
378
Cintas Corp. 576
128
Clean Harbors, Inc.(Æ) 2,933
157
Covenant Transportation Group, Inc.
Class A(Æ)
20,342
181
Cubic Corp. 3,586
137
Cummins, Inc. 1,241
203
CyberOptics Corp.(Æ) 8,690
222
Daiseki Co., Ltd. 6,200
137
Danaher Corp. 1,675
274
Danone SA 13,702
951
Delta Air Lines, Inc. 2,200
57
Diana Shipping, Inc.(Æ) 105,923
199
East Japan Railway Co. 32,000
2,334
Eaton Corp. PLC 1,906
159
Ebara Corp. 13,700
303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eiffage SA 1,886
155
Embraer SA - ADR(Æ) 18,283
116
Euronav NV(Ñ) 32,245
345
Ferrovial SA 5,343
134
Flughafen Zurich AG(Æ) 599
74
Fukuda Corp. 2,900
111
Fukushima Industries Corp. 5,100
150
GEA Group AG 16,464
379
General Electric Co. 96,303
655
Great Lakes Dredge & Dock Corp.(Æ) 173,755
1,535
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
21,370
78
Grupo Aeroportuario del Pacifico SAB de
CV - ADR
1,448
90
Grupo Aeroportuario del Pacifico SAB de
CV Class B
7,666
48
Guangshen Railway Co., Ltd. Class H 1,886,000
399
Hackett Group, Inc. (The) 27,739
411
Hankook Tire Worldwide Co., Ltd. 34,905
287
Hill International, Inc.(Æ) 49,362
111
Hirose Electric Co., Ltd. 2,700
297
Honeywell International, Inc. 4,382
622
Hoshizaki Corp. 3,300
252
Hudson, Ltd. Class A(Æ) 108,450
531
ICF International, Inc. 19,607
1,442
IHS Markit , Ltd.(Æ) 12,501
841
Japan Steel Works, Ltd. (The) 27,000
332
JetBlue Airways Corp.(Æ) 22,863
223
JGC Holdings Corp. 182,400
1,773
Johnson Controls International PLC(Æ) 4,336
126
Kajima Corp. 210,400
2,199
Kamigumi Co., Ltd. 14,300
252
KBR, Inc. 53,204
1,078
Komatsu, Ltd. 87,000
1,658
Koninklijke Vopak NV 3,845
222
L3Harris Technologies, Inc. 470
91
Liquidity Services, Inc.(Æ) 87,786
439
Lockheed Martin Corp. 225
88
Lookers PLC 408,076
129
Luks Group Vietnam Holdings Co., Ltd. 390,000
62
Macquarie Infrastructure Corp. 3,272
90
Meggitt PLC 68,058
240
Mitsubishi Corp. 48,900
1,042
Mitsubishi Heavy Industries, Ltd. 24,000
614
Mitsui & Co., Ltd. 66,500
933
Morgan Sindall Group PLC 4,172
68
MTR Corp., Ltd. 19,500
107
Nabtesco Corp. 30,700
882
National Express Group PLC 13,674
47
Nestle SA 9,040
955
Nippon Express Co., Ltd. 8,000
392
Nippon Yusen 75,600
998
Northrop Grumman Corp. 288
95
Organo Corp. 7,400
394
Orion Group Holdings, Inc.(Æ) 76,732
193
Orkla ASA 53,195
482

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 701
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otis Worldwide Corp. 924
47
PACCAR, Inc. 2,756
191
Paychex, Inc. 1,963
135
Persol Holdings Co., Ltd. 134,200
1,562
Preformed Line Products Co. 3,235
161
Pyeong Hwa Automotive Co., Ltd. 14,936
82
Quanta Services, Inc. 2,012
73
Radiant Logistics, Inc.(Æ) 84,276
361
Real Alloy(Æ)(Š) 42
1,367
Republic Services, Inc. Class A 2,094
164
Safran SA 1,227
113
Schneider National, Inc. Class B 10,141
222
Secom Joshinetsu Co., Ltd. 3,362
105
Seiko Epson Corp. 132,500
1,502
Shenzhen Expressway Co., Ltd. Class H 80,000
91
Shenzhen International Holdings, Ltd. 40,500
78
SIA Engineering Co., Ltd. 10,500
14
Singapore Airlines, Ltd.(Æ) 7,500
32
Southwest Airlines Co. 2,117
66
StealthGas , Inc.(Æ) 216,284
590
Stolt-Nielsen, Ltd. Class A 48,661
417
Sydney Airport 52,918
215
Teekay Tankers, Ltd. Class A(Æ) 9,839
200
Transurban Group - ADR(Æ) 38,821
347
TreeHouse Foods, Inc.(Æ) 6,364
329
Tsakos Energy Navigation, Ltd. 111,772
386
Tutor Perini Corp.(Æ) 70,244
492
United Parcel Service, Inc. Class B 689
65
Universal Truckload Services, Inc. 34,079
475
USA Truck, Inc.(Æ) 47,404
236
Vectrus , Inc.(Æ) 21,122
1,099
Vinci SA 2,581
212
Volvo AB Class B 6,810
88
Waste Management, Inc. 1,864
186
Yamato Holdings Co., Ltd. 115,300
2,011
YRC Worldwide, Inc.(Æ)(Ñ) 66,165
114
Zhejiang Expressway Co., Ltd. Class H 86,000
65
51,670
Technology - 4.5%
Adesto Technologies Corp.(Æ)(Ñ) 13,175
156
Alibaba Group Holding, Ltd. - ADR(Æ) 5,893
1,194
Allot Communications, Ltd.(Æ) 49,008
545
Alpha & Omega Semiconductor, Ltd.(Æ) 39,093
470
Alphabet, Inc. Class A(Æ) 2,679
3,608
Alphabet, Inc. Class C(Æ) 45
61
Alteryx , Inc. Class A(Æ)(Ñ) 7,309
827
Apple, Inc. 3,366
989
Asure Software, Inc.(Æ)(Ñ) 20,824
128
Axcelis Technologies, Inc.(Æ) 40,807
953
BCE, Inc. 3,125
126
Cellnex Telecom SA(Þ) 968
51
Cisco Systems, Inc. 8,417
357
Cognizant Technology Solutions Corp.
Class A
23,892
1,386
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cosel Co., Ltd. 18,339
153
CrowdStrike Holdings, Inc. Class A(Æ) 14,566
986
DSP Group, Inc.(Æ) 23,220
401
Facebook, Inc. Class A(Æ) 12,688
2,597
FANUC Corp. 16,200
2,671
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 3,802
218
Icom , Inc. 7,043
174
Infrastrutture Wireless Italiane SpA (Þ) 9,369
99
Intel Corp. 3,978
239
Maxar Technologies, Inc.(Ñ) 81,215
1,024
MaxLinear , Inc. Class A(Æ) 18,785
310
Microsoft Corp. 6,295
1,128
MicroStrategy , Inc. Class A(Æ) 6,017
760
MiX Telematics, Ltd. - ADR 13,290
123
Motorola Solutions, Inc. 891
128
NEC Corp. 3,400
131
NeoPhotonics Corp.(Æ) 64,656
622
NetScout Systems, Inc.(Æ) 7,169
190
Nice, Ltd. - ADR(Æ) 4,355
716
NTT DOCOMO, Inc. 4,100
120
NVC Lighting Holdings, Ltd. 873,427
18
OneSpan , Inc.(Æ) 24,798
417
Ooma , Inc.(Æ) 36,978
431
Oracle Corp. 44,975
2,382
PAE, Inc.(Æ)(Ñ) 42,084
357
PC-Telephone, Inc.(Æ) 37,821
258
QAD, Inc. Class A 15,890
672
QUALCOMM, Inc. 5,563
438
Raytheon Technologies Corp.(Æ) 1,848
120
Salesforce.com, Inc.(Æ) 7,748
1,255
Samsung Electronics Co., Ltd. 2,967
122
ServiceNow , Inc.(Æ) 4,984
1,752
Silverlake Axis, Ltd. 254,181
43
Singapore Telecommunications, Ltd. 470,266
936
Splunk , Inc.(Æ) 6,886
967
SYNNEX Corp. 778
68
Synopsys, Inc.(Æ) 1,245
196
Tencent Holdings, Ltd. 19,506
1,035
Texas Instruments, Inc. 1,867
217
Transcosmos , Inc. 9,100
184
Twilio , Inc. Class A(Æ) 10,676
1,199
Uber Technologies, Inc.(Æ) 19,317
585
Vodafone Group PLC 324,063
458
37,751
Utilities - 4.0%
AES Corp. 4,376
58
ALLETE, Inc. 4,239
244
Alliant Energy Corp. 3,531
171
Ameren Corp. 947
69
American Electric Power Co., Inc. 1,001
83
American Water Works Co., Inc. 2,672
325
AT&T, Inc. 5,788
176
Atmos Energy Corp. 1,028
105
Avista Corp. 7,081
305

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
702 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brigham Minerals, Inc. Class A 64,623
833
Canadian Utilities, Ltd. Class A 6,338
155
CenterPoint Energy, Inc. 2,708
46
Centrais Eletricas Brasileiras SA(Æ) 190,458
849
CGN Power Co., Ltd. Class H(Þ) 523,000
129
China Telecom Corp., Ltd. Class H 1,882,000
645
Chubu Electric Power Co., Inc. 3,700
50
Chugoku Electric Power Co., Inc. (The) 13,000
175
CLP Holdings, Ltd. 13,500
144
CMS Energy Corp. 2,516
144
Companhia de Saneamento do Parana
SANEPAR(Æ)
2,958
14
Consolidated Edison, Inc. 1,016
80
Dominion Energy, Inc. 4,743
366
DTE Energy Co. 1,814
188
Duke Energy Corp. 4,784
405
Edison International 1,698
100
Electric Power Development Co., Ltd. 70,600
1,414
Electricite de France SA 152,605
1,218
Elia System Operator SA 1,917
221
Enbridge, Inc. 24,469
750
Enel SpA 68,199
467
Energias de Portugal SA 60,384
255
Engie SA 30,821
335
ENN Energy Holdings, Ltd. 6,596
73
Entergy Corp. 1,338
128
Essential Utilities, Inc. 2,090
87
Evergy , Inc. 690
40
Eversource Energy(Æ) 1,714
138
Exelon Corp. 25,048
929
Federal Grid PJSC 505,135,540
1,251
FirstEnergy Corp. 5,586
231
Fortis, Inc. 1,719
67
Fortum OYJ(Ñ) 6,776
113
Guangdong Investment, Ltd. 47,039
97
Hawaiian Electric Industries, Inc. 2,396
95
Hiroshima Gas Co., Ltd. 14,600
49
HK Electric Investments & HK Electric
Investments, Ltd.
130,000
134
Hokkaido Gas Co., Ltd. 3,600
52
Hydro One, Ltd.(Þ) 2,093
38
Iberdrola SA 49,499
496
Idacorp , Inc. 367
34
Inpex Corp. 31,700
202
International Business Machines Corp. 168
21
KDDI Corp. 43,200
1,245
Korea Electric Power Corp. 15,053
296
Korea Electric Power Corp. - ADR 44,807
431
KT Corp. 16,509
324
KT Corp. - ADR 187,312
1,838
MDU Resources Group, Inc. 4,149
93
MEG Energy Corp. Class A(Æ) 225,572
504
National Grid PLC 15,148
178
Neoenergia SA(Æ) 12,812
43
New Jersey Resources Corp. 12,166
411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NextEra Energy, Inc. 3,258
753
Nippon Telegraph & Telephone Corp. 107,810
2,455
NorthWestern Corp. 5,801
335
OGE Energy Corp. 3,842
121
Orsted A/S Class A(Þ) 2,453
248
Osaka Gas Co., Ltd. 52,800
979
PCCW, Ltd. 131,000
80
Pembina Pipeline Corp. 6,092
140
Pinnacle West Capital Corp. 725
56
Portland General Electric Co. 4,065
190
Power Assets Holdings, Ltd. 12,000
79
PPL Corp. 30,932
786
Public Service Enterprise Group, Inc. 4,511
229
RGC Resources, Inc. 12,099
301
RusHydro PJSC 180,280,026
1,533
Scottish & Southern Energy PLC 6,087
96
Sempra Energy 1,578
195
Shenergy Co., Ltd. Class A 122,100
91
Shizuoka Gas Co., Ltd. 5,200
47
South Jersey Industries, Inc.(Ñ) 18,658
533
Southern Co. (The) 4,394
249
Spok Holdings, Inc. 7,536
77
TC Energy Corp.(Æ) 10,906
502
Tele2 AB Class B 13,223
171
Telecom Italia SpA (Æ) 136,315
54
TELUS Corp. 1,936
32
Tohoku Electric Power Co., Inc. 5,800
55
Tokyo Gas Co., Ltd. 94,200
2,058
Uniper SE 3,493
94
United Utilities Group PLC 5,213
59
Unitil Corp. 1,905
96
Verbund AG Class A 2,670
121
Verizon Communications, Inc. 5,620
323
Vistra Energy Corp. 2,301
45
WEC Energy Group, Inc.(Æ) 3,370
305
33,645
Total Common Stocks
(cost $344,314) 318,454
Preferred Stocks - 2.9%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢) 15,020
396
Ford Motor Credit Co. LLC
6.000% due 12/01/59 4,067
69
GMAC Capital Trust I
6.178% due 02/15/40 12,417
280
Hyundai Motor Co.
6.902% (Ÿ) 7,818
377
1,122
Consumer Staples - 0.0%
Dairy Farmers of America, Inc.(Þ)
7.875% due 06/19/20(¢) 2,100
179
7.875% due 12/01/25(¢) 2,500
212

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
391
Energy - 0.1%
Sempra Energy
5.750% due 07/01/79 18,598
473
Southcross Energy Partners LLC
0.000% 10,280
7
480
Financial Services - 2.1%
Aegon Funding Corp. II
5.100% due 12/15/49 12,548
301
Affiliated Managers Group, Inc.
5.875% due 03/30/59 12,000
303
Allstate Corp. (The)
5.100% due 10/15/24(¢) 17,245
440
American Financial Group, Inc.
5.875% due 03/30/59 5,908
159
American Homes 4 Rent
6.750% 2,396
59
4.875% 4,996
118
American International Group, Inc.
5.850% due 03/15/24(¢) 11,621
301
AMG Capital Trust II
5.150% due 10/15/37 6,812
272
Apollo Global Management, Inc.
6.375% due 03/15/23(¢) 11,728
301
Arch Capital Group, Ltd.
5.450% due 08/17/22(¢) 7,503
187
5.250% due 09/29/21(¢) 11,100
268
Athene Global Funding
6.350% due 06/30/29(¢) 12,014
292
Bank of America Corp.
7.250% 304
420
5.875% due 07/24/23(¢) 14,725
392
6.000% due 05/16/23(¢) 5,425
147
5.000% due 09/17/24(¢) 10,765
270
Brookfield Property Partners, LP
5.750% due 03/31/25(¢) 8,357
167
Brookfield Renewable Partners, LP
5.250% due 03/31/25(¢) 2,374
62
Capital One Financial Corp.
4.800% due 06/01/25(¢) 6,650
147
Charles Schwab Corp. (The)
6.000% due 12/01/20(¢) 4,547
118
5.950% due 06/01/21(¢) 5,625
147
Citigroup Capital XIII
7.130% due 10/30/40 5,280
141
CoBank ACB
6.250% due 10/01/22(¢) 7,300
736
Digital Realty Trust, Inc.
5.200% 10,000
257
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢) 9,000
209
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equitable Holdings, Inc.
5.250% due 12/15/24(¢) 6,400
154
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢) 5,596
559
First Citizens BancShares , Inc.
5.375% due 03/15/25(¢) 9,294
234
First Republic Bank
4.700% due 12/31/24(¢) 8,646
209
Global Net Lease, Inc.
7.250% due 09/12/22(¢) 9,401
209
HSBC Holdings PLC
6.200% due 06/19/20(¢) 15,700
404
Iberiabank Corp.
6.100% due 05/01/24(¢) 10,000
216
JPMorgan Chase & Co.
5.750% due 12/01/23(¢) 5,725
153
Legg Mason, Inc.
5.450% due 09/15/56 10,000
246
MetLife, Inc.
4.750% due 03/15/25(¢) 14,100
349
Monmouth Real Estate Investment Corp.
5.200% 13,484
330
Morgan Stanley
6.375% due 10/15/24(¢) 12,885
346
7.125% due 10/15/23(¢) 5,775
157
5.850% due 04/15/27(¢) 12,013
317
6.875% due 01/15/24(¢) 12,190
329
National Retail Properties, Inc.
5.875% 3,573
87
PartnerRe, Ltd.
7.250% due 04/29/21(¢) 5,903
152
5.875% due 04/29/21(¢) 9,882
239
PNC Financial Services Group, Inc.
(The)
6.125% due 05/01/22(¢) 6,731
177
Prudential Financial, Inc.
5.700% due 03/15/53 6,404
162
Prudential PLC
6.750% due 06/19/20(¢) 6,400
164
6.500% due 06/23/20(¢) 4,837
125
PS Business Parks, Inc.
5.375% 7,000
169
Public Storage
6.700% 7,808
199
Regions Financial Corp.
6.375% due 09/15/24(¢) 2,845
77
5.700% due 05/15/29(¢) 11,911
316
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢) 8,345
216
South Jersey Industries, Inc.
5.625% due 09/16/79 17,000
432
Spirit Realty Capital, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
704 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 10/03/22(¢) 12,018
285
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢) 8,000
134
Synchrony Financial
5.625% due 11/15/24(¢) 8,000
167
Synovus Financial Corp.
5.875% due 07/01/24(¢) 6,568
141
UMH Properties, Inc.
5.875% 5,925
140
Unum Group
6.250% due 06/15/58 9,924
239
VEREIT, Inc.
6.250% 7,000
172
Voya Financial, Inc.
5.350% due 09/15/29(¢) 6,639
172
W.R. Berkley Corp.
5.750% due 06/01/56 6,155
157
5.700% due 03/30/58 10,000
259
5.100% due 12/30/59 11,766
287
Wells Fargo & Co.
5.850% due 09/15/23(¢) 6,575
166
5.125% due 06/19/20(¢) 6,225
154
5.200% due 09/15/20(¢) 6,500
162
4.750% due 03/15/25(¢) 27,770
662
5.625% due 06/15/22(¢) 10,986
288
5.500% due 09/15/21(¢) 15,228
391
5.700% due 03/15/21(¢) 12,344
317
17,234
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.269% (Ÿ) 3,396
284
Utilities - 0.6%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78 9,927
274
6.200% due 07/01/79 10,341
283
AT&T, Inc.
5.350% due 11/01/66 10,000
258
5.625% due 08/01/67 7,097
187
4.750% due 02/18/25(¢) 7,600
175
CMS Energy Corp.
5.875% due 03/01/79 19,627
539
5.875% due 10/15/78 898
24
5.625% due 03/15/78 6,088
163
DTE Energy Co.
5.375% due 06/01/76 3,042
77
Duke Energy Corp.
5.750% due 06/15/24(¢) 10,390
287
Enbridge, Inc.
6.375% due 04/15/78 6,957
164
Energy Transfer Operating, LP
7.625% due 08/15/23(¢) 19,491
408
7.600% due 05/15/24(¢) 7,763
164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Integrys Holding, Inc.
6.000% due 08/01/73 10,150
254
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79 14,851
395
NiSource, Inc.
6.500% due 03/15/24(¢) 7,609
210
SCE Trust V
5.450% due 03/15/26(¢) 10,600
251
Southern Co. (The)
4.950% due 01/30/80 32,200
793
Spire, Inc.
5.900% due 08/15/24(¢) 9,413
252
5,158
Total Preferred Stocks
(cost $24,602) 24,669
Options Purchased - 5.0%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021 3,314.80
Call (20,241) EUR 73,526 (ÿ) 1,729
Fannie Mae Bonds
JPMorgan Chase May 2020 106.16
Call (1) USD 54,000 (ÿ) —
JPMorgan Chase May 2020 106.88
Call (1) USD 32,000 (ÿ) —
JPMorgan Chase Jun 2020 103.97
Call (1) USD 27,000 (ÿ) 151
JPMorgan Chase Jun 2020 104.19
Call (1) USD 21,000 (ÿ) 94
JPMorgan Chase Jun 2020 105.41
Call (1) USD 229,000 (ÿ) 531
JPMorgan Chase Jun 2020 104.28
Put (1) USD 11,000 (ÿ) 73
IBEX 35 Index Futures
Goldman Sachs May 2020
10,082.97 Call (4,061) USD 40,947 (ÿ) 3
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
6,201 (ÿ)
1,195
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
6,050 (ÿ)
1,556
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
5,672 (ÿ)
1,618
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
6,126 (ÿ)
1,389
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
3,819 (ÿ)
1,174

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
4,084 (ÿ)
959
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,562 (ÿ)
933
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
2,440 (ÿ)
803
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
11,344 (ÿ)
1,510
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 6,050 (ÿ)
1,349
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966 (ÿ)
499
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672 (ÿ)
1,574
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781 (ÿ)
1,088
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672 (ÿ)
1,635
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562 (ÿ)
2,235
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562 (ÿ)
2,257
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041 (ÿ)
1,289
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343 (ÿ)
1,371
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562 (ÿ)
941
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453 (ÿ)
1,220
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294 (ÿ)
1,308
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579 (ÿ)
646
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050 (ÿ)
1,555
(Bank of America, USD 3 Month LIBOR/
USD 0.840%, USD 29,646, 06/26/20)
Bank of America Jun 2020 0.00
Put (1)
29,646 (ÿ)
987
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
6,201 (ÿ)
499
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
6,050 (ÿ)
409
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
5,672 (ÿ)
329
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
6,126 (ÿ)
402
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
3,819 (ÿ)
195
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
4,084 (ÿ)
255
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,562 (ÿ)
275
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
2,440 (ÿ)
113
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
11,344 (ÿ)
373
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 6,050 (ÿ)
406
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966 (ÿ)
135
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672 (ÿ)
343
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781 (ÿ)
217
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672 (ÿ)
322
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562 (ÿ)
413

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
706 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562 (ÿ)
406
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041 (ÿ)
432
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343 (ÿ)
425
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562 (ÿ)
272
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453 (ÿ)
326
(JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
10,676 (ÿ)
628
(JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
17,788 (ÿ)
773
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294 (ÿ)
310
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579 (ÿ)
160
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050 (ÿ)
332
Total Options Purchased
(cost $36,856) 42,422
Short-Term Investments - 21.3%
Allscripts Healthcare Solutions, Inc.
1.250% due 07/01/20 491
487
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 1,140
226
CalAmp Corp.
1.625% due 05/15/20 735
727
Cardtronics , Inc.
1.000% due 12/01/20 802
772
Carestream Health, Inc. Term Loan
7.322% due 02/28/21 (Ê) 570
515
Charming Charlie, Inc. Term Loan
0.000% due 05/15/20 (Ê)(Š)(v) 5
3
Citigroup, Inc.
5.950% due 07/27/20 (Ê)(ƒ) 143
142
Colony Capital, Inc.
3.875% due 01/15/21 883
827
Ctrip.com International, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 07/01/20 1,087
1,072
Echo Global Logistics, Inc.
2.500% due 05/01/20 (ç) 704
704
Encore Capital Group, Inc.
2.875% due 03/15/21 1,139
1,044
GNC Holdings, Inc.
1.500% due 08/15/20 431
414
Invacare Corp.
5.000% due 02/15/21 211
201
North American Lifting Holdings, Inc.
1st Lien Term Loan
5.950% due 11/27/20 (Ê) 693
346
NPC International, Inc. 1st Lien Term
Loan
11.500% due 01/21/21 (Ê) 27
27
PRA Group, Inc.
3.000% due 08/01/20 1,177
1,140
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21 RUB 45,640
629
Thailand Government International Bond
2.550% due 06/26/20 THB 1,800
56
U.S. Cash Management Fund(@) 138,601,707
(∞)
138,602
United States Treasury Bills
0.403% due 05/05/20 (ç)(ž) 2,793
2,793
1.474% due 05/21/20 (ç)(ž) 293
293
1.518% due 06/04/20 (ç)(ž) 2,446
2,442
1.257% due 06/11/20 (ž) 6 , 112
6,119
0.095% due 06/18/20 (ž) 580
580
0.161% due 06/25/20 (ç)(ž) 1,371
1,371
0.097% due 07/09/20 (ž) 9 70
970
0.085% due 07/14/20 (ž) 978
978
0.103% due 07/16/20 (ž) 2 , 399
2,399
0.095% due 07/21/20 (ž) 977
977
0.099% due 07/23/20 (ž) 2,718
2,717
0.121% due 08/06/20 (ž) 931
931
0.112% due 08/13/20 (ž) 310
310
0.113% due 08/20/20 (ž) 470
470
0.113% due 08/27/20 (ž) 670
670
0.121% due 09/10/20 (ž) 3 , 047
3,046
0.129% due 09/24/20 (ž) 2,500
2,499
0.170% due 10/08/20 (ž) 2,100
2,098
Total Short-Term Investments
(cost $180,268) 179,597
Other Securities - 1.8%
U.S. Cash Collateral Fund (×)(@ ) 14,777,275
(∞)
14,777
Total Other Securities
(cost $14,777) 14,777
Total Investments - 104.4%
(identified cost $923,485) 880,788
Other Assets and Liabilities,
Net - (4.4%)
(36,839)
Net Assets - 100.0%
843,949

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 707
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.9%
Aena SA 11/09/15 EUR 1,989 113.46 226
252
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
110
AXA SA 01/14/19 400,000 106.15 425
494
Bank of China (Hong Kong), Ltd. 09/11/18 800,000 100.09 801
833
BHP Billiton Finance USA, Ltd. 07/15/16 650,000 112.17 729
726
BNP Paribas SA 07/14/16 200,000 102.30 205
204
BNP Paribas SA 07/14/16 300,000 113.00 339
319
BNP Paribas SA 08/13/18 500,000 105.48 527
519
BNP Paribas SA 02/18/20 300,000 100.00 300
251
Cellnex Telecom SA 01/23/20 EUR 968 50.25 49
51
CGN Power Co., Ltd. 09/23/16 HKD 523,000 0.26 136
129
Credit Agricole SA 02/03/16 600,000 102.61 616
666
Credit Agricole SA 02/20/19 200,000 100.00 200
200
Credit Agricole SA 03/12/19 200,000 107.50 215
213
Credit Suisse Group AG 07/09/18 800,000 102.93 823
808
Credit Suisse Group AG 08/14/19 500,000 100.00 500
493
Credit Suisse Group AG 10/15/19 200,000 108.41 217
200
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
211
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
325
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 450,000 113.10 509
471
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
212
Dairy Farmers of America, Inc. 03/20/17 2,100 10,687.50 224
179
Dresdner Funding Trust I 07/18/16 300,000 114.66 344
378
Electricite de France SA 03/04/19 300,000 98.80 296
297
Enel SpA 12/07/16 450,000 114.36 515
507
Entra ASA 11/01/16 NOK 10,614 10.59 112
134
ESR Cayman, Ltd. 12/17/19 HKD 69,800 2.22 155
153
Farm Credit Bank of Texas 05/26/16 5,596 106.13 595
559
Fortive Corp. 11/21/19 1,184,000 97.20 1,151
1,137
Granite Point Mortgage Trust, Inc. 12/07/17 839,000 100.09 840
420
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
192
High Ridge Brands Co. 03/17/17 1,640,000 98.75 1,620
16
HSBC Capital Funding, LP 07/14/16 325,000 145.95 474
491
Hydro One, Ltd. 01/31/20 CAD 2,093 20.46 43
38
Infrastrutture Wireless Italiane SpA 01/09/17 EUR 9,369 4.71 44
99
Instone Real Estate Group AG 03/28/19 EUR 3,656 22.52 82
74
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 97.99 155
128
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
174
LCM XVIII, LP 04/12/18 500,000 100.00 500
282
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
354
Meiji Yasuda Life Insurance Co. 05/30/18 200,000 102.90 206
218
MetLife Capital Trust IV 07/15/16 700,000 122.01 854
868
MetLife, Inc. 07/14/16 425,000 136.56 580
561
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 400,000 100.00 400
444
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 716,000 85.82 614
500
Morgan Stanley Capital I Trust 07/26/17 496,000 88.44 439
247
Morgan Stanley Capital I Trust 08/21/17 586,000 87.85 515
348
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
323
Nippon Life Insurance Co. 05/30/18 205,000 102.99 211
214
Nippon Life Insurance Co. 02/08/19 300,000 102.68 308
326
Nippon Life Insurance Co. 01/15/20 200,000 100.00 200
202
One Call Corp. 02/19/19 8,019,205 88.02 7,060
6,682
Orsted A/S 05/25/18 DKK 2,453 72.96 179
248
Pluralsight , Inc. 01/15/20 805,000 88.52 713
665
Regional REIT, Ltd. 09/23/19 GBP 79,885 1.29 103
78
SBL Holdings LLC 02/04/20 140,000 100.00 140
91
Scandinavian Tobacco Group A/S 01/27/20 DKK 28,624 13.11 375
330
Societe Generale SA 09/21/17 200,000 108.55 217
195
Societe Generale SA 02/07/18 200,000 111.98 224
196
Sompo Japan Insurance, Inc. 02/09/18 200,000 105.66 211
212
Sound Point CLO III-R, Ltd. 01/09/19 500,000 96.20 481
236
Sound Point CLO XIX, Ltd. 03/27/18 700,000 99.13 694
338
Standard Chartered PLC 02/07/18 200,000 109.87 220
203

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
708 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Standard Chartered PLC 10/11/18 200,000 101.25 203
201
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
463
Sumitomo Life Insurance Co. 06/14/18 200,000 108.96 218
220
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
436
Trinitas CLO VIII, Ltd. 07/11/19 250,000 90.38 226
100
Trinitas CLO X, Ltd. 03/15/19 550,000 95.31 524
354
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
411
UBS-Barclays Commercial Mortgage Trust 10/18/17 66,000 70.83 47
33
Vonage Holdings Corp. 01/09/20 1,237,000 88.46 1,094
1,109
Wayfair Inc. 04/14/20 652,000 80.31 524
662
Western Digital Corp. 01/28/19 1,273,000 92.02 1,171
1,165
WFRBS Commercial Mortgage Trust 11/01/17 31,000 88.84 28
19
Yellow Cake PLC 07/08/19 GBP 158,460 2.60 412
439
ZAIS CLO 11, Ltd. 11/16/18 750,000 97.24 729
284
32,920
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 709
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 1 Month LIBOR 4.750
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. Term Loan USD 1 Month LIBOR 1.750
American International Group, Inc. USD 3 Month LIBOR 2.868
American International Group, Inc. USD 3 Month LIBOR 4.195
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ancestry.com Operations, Inc. Term Loan B USD 1 Month LIBOR 4.250
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 6 Month LIBOR 5.000
AP Gaming I LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Apollo Management Holdings, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.266
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
Assurant, Inc. USD 3 Month LIBOR 4.135
AssuredPartners , Inc. Term Loan B USD 1 Month LIBOR 3.500
AXA SA USD 3 Month LIBOR 2.256
AXIS Specialty Finance LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.186
Banco Bilbao Vizcaya Argentaria SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.192
Bank of America Corp. USD 3 Month LIBOR 4.174
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of China (Hong Kong), Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.036
Barclays PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.772
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.314
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.150
BNP Paribas SA USD 3 Month LIBOR 1.290
BNP Paribas SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.944

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
710 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
BroadStreet Partners, Inc. Term Loan B USD 1 Month LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Cambium Learning Group, Inc. Term Loan USD 3 Month LIBOR 4.500
Carestream Health, Inc. Term Loan USD 3 Month LIBOR 6.250
Castle US Holding Corp. Term Loan B USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charles Schwab Corp. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.971
Charming Charlie, Inc. Converted Term Loan A USD 3 Month LIBOR 0.000
Charming Charlie, Inc. Converted Term Loan B USD 3 Month LIBOR 0.000
Charming Charlie, Inc. Delayed Draw Term Loan USD 3 Month LIBOR 0.000
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 0.000
Citigroup, Inc. USD 3 Month LIBOR 4.068
Citigroup, Inc. USD 3 Month LIBOR 4.230
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. USD 3 Month LIBOR 4.095
Citigroup, Inc. USD 3 Month LIBOR 4.517
CoBank ACB USD 3 Month LIBOR 4.660
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.898
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.185
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.319
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.600
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.108
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.822
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.332
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 4.560
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.680
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.660
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.080
Dominion Energy, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.993
Duke Energy Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.388
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.041
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 711
Variable Rate Securities
Securities Referenced Rate Spread %
Emera , Inc. USD 3 Month LIBOR 5.440
Enbridge, Inc. USD 3 Month LIBOR 3.641
Enbridge, Inc. USD 3 Month LIBOR 3.890
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
Energy Transfer Partners, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Enterprise Products Operating LLC USD 3 Month LIBOR 3.033
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.300
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.950
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
712 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 1 Month LIBOR 4.000
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.650
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Froneri , Ltd. Term Loan USD 1 Month LIBOR 2.250
Fukoku Mutual Life Insurance Co. USD 3 Month LIBOR 4.370
General Electric Co. USD 3 Month LIBOR 3.330
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 713
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 4.850
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.623
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.224
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP 1st Lien Loan USD 1 Month LIBOR 4.500
Hanwha Life Insurance Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.000
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Capital Funding, LP USD 3 Month LIBOR 4.980
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 5.514
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 4.368
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HUB International, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
ING Groep NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.342
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jane Street Group LLC Term Loan USD 3 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
JPMorgan Chase & Co. Secured Overnight Financing Rate 3.380
JPMorgan Chase & Co. USD 3 Month LIBOR 3.330
JPMorgan Chase & Co. USD 3 Month LIBOR 3.780
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
LifeScan Global Corp. 1st Lien Term Loan USD 2 Month LIBOR 6.000

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
714 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.760
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Meiji Yasuda Life Insurance Co.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.230
MetLife, Inc. USD 3 Month LIBOR 2.959
MH Sub I LLC 1st Lien Term Loan USD 6 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsui Sumitomo Insurance Co., Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.256
Morgan Stanley USD 3 Month LIBOR 3.810
Navistar International Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
New Constellis Borrower LLC 2nd Lien Term Loan USD 1 Month LIBOR 0.000
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 7.500
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 10.000
NextEra Energy Capital Holdings, Inc. USD 3 Month LIBOR 3.156
NFP Corp. Term Loan USD 1 Month LIBOR 3.250
Nippon Life Insurance Co. USD 3 Month LIBOR 4.240
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.650
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.750
Nippon Life Insurance Co.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.612
NN, Inc. 1st Lien Term Loan USD 1 Month LIBOR 5.750
NN, Inc. 1st Lien Term Loan USD 1 Month LIBOR 5.750
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 10.000
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
Phoenix Group Holdings PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.035
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.300
QBE Insurance Group, Ltd. USD ICE Swap Rate NY 10 Year Rate 4.395
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quikrete Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 715
Variable Rate Securities
Securities Referenced Rate Spread %
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.720
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 7.598
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
SBL Holdings LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.580
Scientific Games International, Inc.  1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Scientific Games International, Inc.  1st Lien Term Loan B5 USD 3 Month LIBOR 2.750
Scientific Games International, Inc.  1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Seattle SpinCo , Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Skandinaviska Enskilda Banken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.463
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.979
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.238
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
Sompo Japan Insurance, Inc. USD 3 Month LIBOR 4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southern California Edison Co. USD 3 Month LIBOR 4.199
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.301
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.723
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Sumitomo Life Insurance Co. USD 3 Month LIBOR 4.440
SuperMoose Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500
Svenska Handelsbanken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.689
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.582
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
716 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransCanada Trust USD 3 Month LIBOR 4.154
TransCanada Trust USD 3 Month LIBOR 4.640
TransCanada Trust USD 3 Month LIBOR 3.528
TransDigm Group, Inc. Term Loan F USD 1 Month LIBOR 2.250
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Truist Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.003
Truist Financial Corp. USD 3 Month LIBOR 2.786
Uber Technologies, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.590
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.883
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco , Inc. Term Loan USD 1 Month LIBOR 4.500
US Anesthesia Partners, Inc. Term Loan USD 6 Month LIBOR 3.000
USI, Inc. Term Loan B USD 1 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VIVAT NV
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.174
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 3.580
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Wells Fargo & Co. USD 3 Month LIBOR 3.990
Whatabrands LLC Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
WP CityMD Bidco LLC Term Loan B USD 6 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 717
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 15 EUR 1,535 05/20
54
CAC40 Euro Index Futures 84 EUR 3,818 05/20
88
Canadian 10 Year Government Bond Futures 33 CAD 4,930 06/20
189
DAX Index Futures 12 EUR 3,255 06/20
591
EURO STOXX 50 Index Futures 79 EUR 2,281 06/20
386
FTSE 100 Index Futures 306 GBP 18,008 06/20
3,075
FTSE/MIB Index Futures 10 EUR 878 06/20
114
IBEX 35 Index Futures 14 EUR 968 05/20
(15)
Japan 10 Year Government Bond Futures 8 JPY 1,222,320 06/20
(123)
MSCI EAFE Index Futures 20 USD 1,638 06/20
193
MSCI Emerging Markets Index Futures 583 USD 26,407 06/20
2,726
OMXS30 Index Futures 59 SEK 9,310 05/20
33
S&P 400 E-Mini Index Futures 6 USD 985 06/20
63
S&P 500 E-Mini Index Futures 120 USD 17,414 06/20
3,098
S&P Consumer Discretionary Select Sector Index Futures 68 USD 8,005 06/20
1,911
S&P Energy Select Sector Index Futures 153 USD 6,028 06/20
1,619
S&P Financial Select Sector Index Futures 581 USD 40,576 06/20
(205)
SPI 200 Index Futures 40 AUD 5,540 06/20
309
United States Treasury Long Bond Futures 522 USD 94,499 06/20
1,208
Short Positions
Euro-Bund Futures 50 EUR 8,722 06/20
(10)
FTSE 250 Index Futures 24 GBP 790 06/20
(117)
Long Gilt Futures 17 GBP 2,341 06/20
(107)
MSCI EAFE Index Futures 11 USD 901 06/20
(44)
MSCI Emerging Markets Index Futures 6 USD 272 06/20
(14)
MSCI Singapore Index Futures 109 SGD 3,250 05/20
(54)
NASDAQ 100 E-Mini Index Futures 152 USD 27,325 06/20
(3,434)
Russell 1000 E-Mini Index Futures 1,260 USD 82,322 06/20
(11,314)
S&P 400 E-Mini Index Futures 1 USD 164 06/20
(16)
S&P 500 E-Mini Index Futures 3 USD 435 06/20
(26)
S&P Utilities Select Sector Index Futures 183 USD 10,565 06/20
(1,287)
S&P/TSX 60 Index Futures 75 CAD 13,323 06/20
(1,187)
TOPIX Index Futures 485 JPY 7,051,900 06/20
(4,591)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,887)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
718 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 20,241 2,983.32 EUR 66,173 06/19/20
(3,568)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.16 USD 54,000 05/06/20
(262)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.88 USD 32,000 05/06/20
(115)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.97 USD 11,000 06/04/20
(20)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.63 USD 11,000 06/04/20
(40)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.97 USD 27,000 06/04/20
(135)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.19 USD 21,000 06/04/20
(128)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.41 USD 229,000 06/04/20
(406)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month
LIBOR/USD 0.840%, USD
29,646, 06/26/20
Bank of America
Call 1 0.00 29,646 06/26/20
(1,147)
Bank of America, USD 3 Month
LIBOR/USD 0.920%, USD 2,758,
03/25/30
Bank of America
Call 2 0.00 5,516 03/25/30
(374)
Bank of America, USD 3 Month
LIBOR/USD 1.235%, USD
21,872, 03/19/25
Bank of America
Call 1 0.00 21,872 03/19/25
(336)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/26/30
Goldman Sachs
Call 1 0.00 8,722 03/26/30
(587)
JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20
JPMorgan Chase
Call 1 0.00 10,676 09/24/20
(496)
JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20
JPMorgan Chase
Call 1 0.00 17,788 09/25/20
(1,130)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/25/27
JPMorgan Chase
Call 1 0.00 35,576 03/25/27
(219)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(290)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(293)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/25/25
UBS
Call 1 0.00 21,933 03/25/25
(117)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/25/30
Bank of America
Put 2 0.00 5,516 03/25/30
(396)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/19/25
Bank of America
Put 1 0.00 21,872 03/19/25
(138)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/26/30
Goldman Sachs
Put 1 0.00 8,722 03/26/30
(633)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/25/27
JPMorgan Chase
Put 1 0.00 35,576 03/25/27
(207)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(323)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(320)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/25/25
UBS
Put 1 0.00 21,933 03/25/25
(94)
Total Liability for Options Written (premiums received $11,922)
(11,774)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 719
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,924 AUD 2,953 06/17/20 —
Bank of Montreal USD 1,676 CHF 1,562 06/17/20 (56)
Bank of Montreal USD 12,320 EUR 10,852 06/17/20 (418)
Bank of Montreal USD 8,183 GBP 6,325 06/17/20 (215)
Bank of Montreal USD 1,810 JPY 188,442 06/17/20 (53)
Bank of Montreal CAD 3,688 USD 2,682 06/17/20 33
Bank of New York USD 1,924 AUD 2,953 06/17/20 —
Bank of New York USD 1,680 CHF 1,562 06/17/20 (59)
Bank of New York USD 12,347 EUR 10,852 06/17/20 (446)
Bank of New York USD 8,184 GBP 6,325 06/17/20 (216)
Bank of New York USD 1,807 JPY 188,442 06/17/20 (50)
Bank of New York CAD 3,688 USD 2,683 06/17/20 34
Bank of New York JPY 277,771 USD 2,581 05/22/20 (8)
Citigroup USD 1,921 AUD 2,953 06/17/20 3
Citigroup USD 1,671 CHF 1,562 06/17/20 (51)
Citigroup USD 4,427 EUR 4,000 06/17/20 (39)
Citigroup USD 12,277 EUR 10,852 06/17/20 (374)
Citigroup USD 8,165 GBP 6,325 06/17/20 (197)
Citigroup USD 1,799 JPY 188,442 06/17/20 (42)
Citigroup USD 3,578 NZD 6,020 05/22/20 114
Citigroup CAD 3,688 USD 2,686 06/17/20 36
Citigroup CNY 118,694 USD 17,028 06/17/20 262
Citigroup GBP 1,491 USD 1,853 05/22/20 (25)
Citigroup KRW 7,859,050 USD 6,561 06/17/20 87
Citigroup RUB 728,250 USD 10,028 06/17/20 310
HSBC USD 225 BRL 1,136 07/02/20 (17)
HSBC USD 407 BRL 2,280 07/02/20 11
HSBC USD 1,172 BRL 5,884 07/02/20 (94)
HSBC USD 2,593 BRL 12,123 07/02/20 (371)
HSBC USD 59 CLP 49,885 05/08/20 1
HSBC USD 78 CLP 67,314 05/08/20 3
HSBC USD 118 CLP 100,834 05/08/20 3
HSBC USD 138 CLP 116,551 05/08/20 2
HSBC USD 416 CLP 355,962 05/08/20 11
HSBC USD 157 CNY 1,099 05/13/20 (1)
HSBC USD 455 CNY 3,204 05/13/20 (2)
HSBC USD 340 CNY 2,408 08/24/20 (1)
HSBC USD 606 CNY 4,303 08/24/20 —
HSBC USD 62 COP 237,274 07/06/20 (2)
HSBC USD 62 COP 239,940 07/06/20 (2)
HSBC USD 62 COP 237,770 07/06/20 (2)
HSBC USD 62 COP 237,398 07/06/20 (2)
HSBC USD 124 COP 476,346 07/06/20 (4)
HSBC USD 265 COP 1,078,550 07/06/20 6
HSBC USD 540 COP 2,106,496 07/06/20 (11)
HSBC USD 588 COP 2,292,867 07/06/20 (12)
HSBC USD 1,100 COP 4,345,000 07/06/20 (8)
HSBC USD 1,150 COP 4,690,459 07/06/20 29
HSBC USD 143 CZK 3,581 07/20/20 2
HSBC USD 23 EUR 21 05/05/20 —
HSBC USD 26 EUR 24 05/05/20 —
HSBC USD 27 EUR 25 05/05/20 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
720 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 29 EUR 27 05/05/20 —
HSBC USD 45 EUR 41 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 52 EUR 48 05/05/20 —
HSBC USD 91 EUR 84 05/05/20 —
HSBC USD 317 HKD 2,463 06/03/20 1
HSBC USD 338 HKD 2,626 06/03/20 1
HSBC USD 1,205 HKD 9,373 06/03/20 4
HSBC USD 1,612 HUF 495,911 07/20/20 (72)
HSBC USD 89 IDR 1,373,270 05/11/20 2
HSBC USD 89 IDR 1,364,815 05/11/20 1
HSBC USD 178 IDR 2,742,090 05/11/20 4
HSBC USD 205 IDR 3,143,675 05/11/20 3
HSBC USD 268 IDR 4,120,948 05/11/20 5
HSBC USD 317 IDR 5,178,483 05/11/20 26
HSBC USD 615 IDR 10,129,996 05/11/20 57
HSBC USD 184 IDR 2,946,418 08/24/20 6
HSBC USD 33 MXN 815 06/24/20 1
HSBC USD 148 MXN 3,779 06/24/20 8
HSBC USD 757 MXN 18,448 06/24/20 2
HSBC USD 993 MXN 25,306 06/24/20 49
HSBC USD 2,323 MXN 56,309 06/24/20 (5)
HSBC USD 161 PLN 684 07/09/20 4
HSBC USD 4,846 PLN 18,675 07/09/20 (345)
HSBC USD 15 RON 67 08/25/20 —
HSBC USD 105 RON 477 08/25/20 1
HSBC USD 119 RON 541 08/25/20 2
HSBC USD 50 RUB 4,031 08/05/20 3
HSBC USD 174 RUB 14,417 08/05/20 17
HSBC USD 1,072 SGD 1,485 05/14/20 (19)
HSBC USD 1,891 THB 62,092 08/25/20 29
HSBC USD 57 TRY 409 08/10/20 —
HSBC USD 405 TRY 2,685 08/10/20 (31)
HSBC USD 408 TRY 2,757 08/10/20 (25)
HSBC USD 816 TRY 5,508 08/10/20 (50)
HSBC USD 124 ZAR 2,387 07/09/20 4
HSBC USD 353 ZAR 6,179 07/09/20 (22)
HSBC USD 585 ZAR 10,229 07/09/20 (37)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 721
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 985 ZAR 17,698 07/09/20 (37)
HSBC USD 1,222 ZAR 21,561 07/09/20 (67)
HSBC BRL 5,546 USD 1,101 07/02/20 85
HSBC CLP 37,529 USD 48 05/08/20 3
HSBC CLP 165,119 USD 207 05/08/20 9
HSBC CLP 232,717 USD 301 05/08/20 22
HSBC CLP 255,181 USD 320 05/08/20 14
HSBC CLP 83,715 USD 100 08/24/20 (1)
HSBC CLP 355,962 USD 418 08/24/20 (10)
HSBC CNY 4,303 USD 608 05/13/20 (1)
HSBC COP 191,330 USD 47 07/06/20 (1)
HSBC COP 15,896,776 USD 4,551 07/06/20 558
HSBC CZK 22,706 USD 934 07/20/20 15
HSBC EUR 1 USD 1 05/05/20 —
HSBC EUR 359 USD 400 05/05/20 7
HSBC EUR 627 USD 700 05/05/20 13
HSBC HKD 3,673 USD 473 06/03/20 (1)
HSBC HKD 4,492 USD 578 06/03/20 (1)
HSBC HKD 6,297 USD 811 06/03/20 (1)
HSBC IDR 2,946,418 USD 189 05/11/20 (6)
HSBC IDR 5,168,194 USD 374 05/11/20 32
HSBC IDR 9,969,333 USD 708 05/11/20 48
HSBC IDR 9,969,333 USD 708 05/11/20 48
HSBC IDR 1,512,590 USD 95 08/24/20 (2)
HSBC MXN 3,747 USD 158 06/24/20 4
HSBC MXN 30,268 USD 1,289 06/24/20 43
HSBC MXN 44,085 USD 1,882 06/24/20 67
HSBC PEN 373 USD 110 07/06/20 —
HSBC PEN 691 USD 201 07/06/20 (3)
HSBC PEN 288 USD 81 07/09/20 (4)
HSBC PHP 4,397 USD 86 08/04/20 (1)
HSBC PLN 204 USD 53 07/09/20 4
HSBC PLN 235 USD 57 07/09/20 —
HSBC PLN 903 USD 215 07/09/20 (3)
HSBC RUB 19,824 USD 263 08/05/20 —
HSBC RUB 51,868 USD 768 08/05/20 81
HSBC SGD 237 USD 169 05/14/20 1
HSBC SGD 416 USD 297 05/14/20 2
HSBC SGD 416 USD 297 05/14/20 2
HSBC SGD 416 USD 297 05/14/20 2
HSBC THB 3,749 USD 115 08/25/20 (1)
HSBC THB 7,144 USD 220 08/25/20 (1)
HSBC ZAR 14,418 USD 819 07/09/20 46
HSBC ZAR 31,954 USD 2,026 07/09/20 314
Royal Bank of Canada USD 1,924 AUD 2,953 06/17/20 —
Royal Bank of Canada USD 1,680 CHF 1,562 06/17/20 (60)
Royal Bank of Canada USD 12,351 EUR 10,852 06/17/20 (449)
Royal Bank of Canada USD 8,184 GBP 6,325 06/17/20 (216)
Royal Bank of Canada USD 176 JPY 18,830 05/01/20 (1)
Royal Bank of Canada USD 93 JPY 9,894 05/07/20 (1)
Royal Bank of Canada USD 1,809 JPY 188,442 06/17/20 (52)
Royal Bank of Canada CAD 39 USD 28 05/04/20 —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
722 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 3,688 USD 2,683 06/17/20 34
Royal Bank of Canada JPY 1,070,500 USD 9,995 06/17/20 14
Royal Bank of Canada JPY 1,637,920 USD 16,096 06/17/20 825
Royal Bank of Canada ZAR 2,548 USD 136 05/04/20 (1)
Royal Bank of Canada ZAR 991 USD 54 05/05/20 1
Standard Chartered USD 1,928 AUD 2,953 06/17/20 (3)
Standard Chartered USD 1,679 CHF 1,562 06/17/20 (59)
Standard Chartered USD 12,343 EUR 10,852 06/17/20 (441)
Standard Chartered USD 8,191 GBP 6,325 06/17/20 (223)
Standard Chartered USD 1,806 JPY 188,442 06/17/20 (49)
Standard Chartered CAD 3,688 USD 2,684 06/17/20 34
State Street USD 2,264 AUD 3,576 05/22/20 66
State Street USD 279 HKD 2,171 06/17/20 —
State Street USD 514 SEK 4,840 06/17/20 (17)
State Street USD 167 ZAR 2,710 06/17/20 (21)
State Street AUD 6,979 USD 4,102 06/17/20 (447)
State Street CAD 43 USD 31 05/01/20 —
State Street EUR 5,290 USD 5,739 05/22/20 (60)
State Street EUR 28,128 USD 30,340 06/17/20 (511)
State Street GBP 8,705 USD 10,139 06/17/20 (828)
State Street HKD 31,045 USD 3,998 06/17/20 (4)
State Street INR 7,620 USD 101 06/17/20 1
State Street JPY 1,990,800 USD 18,150 06/17/20 (412)
State Street MXN 44,540 USD 2,077 06/17/20 242
State Street NOK 8,070 USD 843 06/17/20 55
State Street SGD 1,360 USD 980 06/17/20 15
State Street TWD 90,790 USD 3,076 06/17/20 —
UBS CHF 3,544 USD 3,672 05/22/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(3,496)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Goldman Sachs USD 14,311 1 Month LIBOR
(1)
01/12/45 — (56) (56)
Markit IOS Index JPMorgan Chase USD 14,311 1 Month LIBOR
(1)
01/12/45 — 56 56
Russell 1000 Index Total Return Goldman Sachs USD 8,231 3 Month LIBOR + 0.310%
(2)
06/19/20 — 4,334 4,334
Russell 1000 Index Total Return Goldman Sachs USD 26,212 3 Month LIBOR - 0.270%
(5)
10/16/20 — 1,614 1,614
Russell 1000 Index Total Return Goldman Sachs USD 26,405 3 Month LIBOR - 0.530%
(2)
10/16/20 — 746 746
Total Open Total Return Swap Contracts (å) — 6,694 6,694

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 723
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 331,209 Three Month LIBOR
(2)
0.400%
(3)
06/17/22
(395) (373) (768)
Barclays USD 133,477 Three Month LIBOR
(2)
0.650%
(3)
06/17/25
(1,199) (468) (1,667)
Barclays USD 10,433 Three Month LIBOR
(2)
0.681%
(3)
04/20/30
— (39) (39)
Barclays USD 3,708 Three Month LIBOR
(2)
0.895%
(3)
04/22/30
— (92) (92)
Barclays USD 3,981 0.692%
(3)
Three Month LIBOR
(2)
04/22/30
— 19 19
Barclays USD 9,196 Three Month LIBOR
(2)
0.728%
(3)
04/22/30
— (77) (77)
Barclays USD 2,962 0.667%
(3)
Three Month LIBOR
(2)
04/24/30
— 8 8
Barclays USD 2,962 0.664%
(3)
Three Month LIBOR
(2)
04/24/30
— 7 7
Barclays USD 4,905 Three Month LIBOR
(2)
0.676%
(3)
04/24/30
— (17) (17)
Barclays USD 4,905 Three Month LIBOR
(2)
0.678%
(3)
04/24/30
— (18) (18)
Barclays USD 6,154 Three Month LIBOR
(2)
0.661%
(3)
04/27/30
— (12) (12)
Barclays USD 5,719 Three Month LIBOR
(2)
0.645%
(3)
04/28/30
— (4) (4)
Barclays USD 2,750 Three Month LIBOR
(2)
0.649%
(3)
04/29/30
— (3) (3)
Barclays USD 1,300 0.669%
(3)
Three Month LIBOR
(2)
04/30/30
— 4 4
Barclays USD 3,857 Three Month LIBOR
(2)
0.621%
(3)
05/01/30
— 5 5
Barclays USD 12,660 Three Month LIBOR
(2)
0.621%
(3)
05/04/30
— — —
Barclays USD 68,988 0.850%
(3)
Three Month LIBOR
(2)
06/17/30
961 505 1,466
Barclays USD 2,199 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
11 709 720
Barclays USD 2,199 Three Month LIBOR
(2)
2.000%
(3)
03/18/50
(687) (30) (717)
Barclays USD 6,405 1.022%
(3)
Three Month LIBOR
(2)
04/15/50
— 351 351
Barclays USD 4,822 Three Month LIBOR
(2)
0.853%
(3)
04/20/50
— (39) (39)
Barclays USD 7,137 0.900%
(3)
Three Month LIBOR
(2)
06/17/50
53 106 159
JPMorgan Chase BRL 4,200 Three Month LIBOR
(5)
9.305%
(5)
01/04/21
— (69) (69)
JPMorgan Chase BRL 23,100 Three Month LIBOR
(5)
8.775%
(5)
01/04/21
— (368) (368)
JPMorgan Chase HUF 583,899 Three Month LIBOR
(3)
0.833%
(4)
11/22/22
— (20) (20)
JPMorgan Chase HUF 224,200 Three Month LIBOR
(3)
1.200%
(4)
05/10/23
— (16) (16)
Total Open Interest Rate Swap Contracts (å)
(1,256) 69 (1,187)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
724 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Bank of America
Sell
USD 45,000 1.000%
(2)
06/20/25
(846) 1,196 350
CDX NA High Yield Index Bank of America
Sell
USD 97,900 5.000%
(2)
06/20/25
(3,942) (587) (4,529)
CMBX NA Index Bank of America
Purchase
USD 53 (5.000%)
(2)
11/18/54
26 2 28
CMBX NA Index Citigroup
Purchase
USD 1 (5.000%)
(2)
08/17/61
— 1 1
CMBX NA Index Citigroup
Purchase
USD 124 (5.000%)
(2)
11/18/54
9 56 65
CMBX NA Index Citigroup
Purchase
USD 53 (5.000%)
(2)
10/17/57
7 27 34
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
10/17/57
108 301 409
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 52 59
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— 6 6
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
11/18/54
1 10 11
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 8 9
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 8 9
CMBX NA Index Citigroup
Sell
USD 20 3.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Citigroup
Purchase
USD 1 (5.000%)
(2)
08/17/61
— 1 1
CMBX NA Index Citigroup
Sell
USD 28 5.000%
(2)
05/11/63
(5) (9) (14)
CMBX NA Index Citigroup
Sell
USD 111 3.000%
(2)
05/11/63
(7) (29) (36)
CMBX NA Index Citigroup
Sell
USD 178 3.000%
(2)
05/11/63
(12) (46) (58)
CMBX NA Index Citigroup
Sell
USD 3,004 3.000%
(2)
05/11/63
(192) (784) (976)
CMBX NA Index Citigroup
Sell
USD 331 5.000%
(2)
01/17/47
(56) (105) (161)
CMBX NA Index Citigroup
Sell
USD 2 5.000%
(2)
01/17/47
— (1) (1)
CMBX NA Index Citigroup
Sell
USD 142 3.000%
(2)
05/11/63
(10) (36) (46)
CMBX NA Index Citigroup
Sell
USD 171 5.000%
(2)
05/11/63
(25) (63) (88)
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
09/17/58
1 10 11
CMBX NA Index Citigroup
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Credit Suisse
Sell
USD 5,169 3.000%
(2)
05/11/63
(483) (1,198) (1,681)
CMBX NA Index Credit Suisse
Purchase
USD 788 (5.000%)
(2)
09/17/58
79 340 419
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
10/17/57
198 551 749
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 4 6
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 859 3.000%
(2)
05/11/63
(137) (142) (279)
CMBX NA Index Goldman Sachs
Sell
USD 43 5.000%
(2)
05/11/63
(5) (17) (22)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(13) (18) (31)
CMBX NA Index Goldman Sachs
Sell
USD 36 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) (29) (53)
CMBX NA Index Goldman Sachs
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
08/17/61
7 3 10

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 725
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Purchase
USD 593 (5.000%)
(2)
10/17/57
67 318 385
CMBX NA Index Goldman Sachs
Purchase
USD 17 (5.000%)
(2)
09/17/58
1 8 9
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 9 11
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 16 21
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 16 21
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
4 14 18
CMBX NA Index Goldman Sachs
Sell
USD 107 5.000%
(2)
05/11/63
(17) (38) (55)
CMBX NA Index Goldman Sachs
Sell
USD 18 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(22) (54) (76)
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) (6) (9)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(13) (18) (31)
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) (25) (37)
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 80 3.000%
(2)
05/11/63
(5) (21) (26)
CMBX NA Index Goldman Sachs
Sell
USD 33 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Goldman Sachs
Sell
USD 775 5.000%
(2)
05/11/63
(341) (58) (399)
CMBX NA Index Goldman Sachs
Sell
USD 44 5.000%
(2)
05/11/63
(6) (17) (23)
CMBX NA Index Goldman Sachs
Sell
USD 87 5.000%
(2)
05/11/63
(10) (35) (45)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 3 5.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Goldman Sachs
Sell
USD 3,200 3.000%
(2)
05/11/63
(496) (544) (1,040)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(26) (32) (58)
CMBX NA Index JPMorgan Chase
Sell
USD 12,101 3.000%
(2)
05/11/63
(3,870) (63) (3,933)
CMBX NA Index JPMorgan Chase
Sell
USD 3 5.000%
(2)
01/17/47
(1) — (1)
CMBX NA Index JPMorgan Chase
Sell
USD 276 5.000%
(2)
05/11/63
(142) — (142)
CMBX NA Index JPMorgan Chase
Purchase
USD 671 (5.000%)
(2)
09/17/58
332 25 357
CMBX NA Index JPMorgan Chase
Purchase
USD 2 (5.000%)
(2)
08/17/61
1 — 1
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
80 3 83
CMBX NA Index JPMorgan Chase
Purchase
USD 336 (5.000%)
(2)
11/18/54
183 (8) 175
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(7) (19) (26)
CMBX NA Index Merrill Lynch
Sell
USD 279 5.000%
(2)
05/11/63
(31) (113) (144)
CMBX NA Index Merrill Lynch
Sell
USD 1,374 3.000%
(2)
05/11/63
(123) (324) (447)
CMBX NA Index Merrill Lynch
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Merrill Lynch
Sell
USD 16 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(6) (20) (26)
CMBX NA Index Merrill Lynch
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Merrill Lynch
Sell
USD 104 3.000%
(2)
05/11/63
(7) (27) (34)
CMBX NA Index Merrill Lynch
Sell
USD 47 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Merrill Lynch
Purchase
USD 252 (5.000%)
(2)
09/17/58
10 124 134

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
726 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) (34) (52)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
08/17/61
— 1 1
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(37) (86) (123)
CMBX NA Index Morgan Stanley
Purchase
USD 27 (5.000%)
(2)
09/17/58
1 13 14
CMBX NA Index Morgan Stanley
Purchase
USD 22 (5.000%)
(2)
08/17/61
2 9 11
CMBX NA Index Morgan Stanley
Purchase
USD 36 (5.000%)
(2)
11/18/54
4 15 19
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Morgan Stanley
Purchase
USD 34 (5.000%)
(2)
08/17/61
3 15 18
CMBX NA Index Morgan Stanley
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(7) (22) (29)
CMBX NA Index Morgan Stanley
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 60 (5.000%)
(2)
11/18/54
6 25 31
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
11/18/54
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 17 (5.000%)
(2)
08/17/61
1 8 9
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 22 26
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
09/17/58
4 22 26
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
09/17/58
1 15 16
CMBX NA Index Morgan Stanley
Purchase
USD 104 (5.000%)
(2)
09/17/58
8 47 55
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
5 34 39
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 33 37
CMBX NA Index Morgan Stanley
Purchase
USD 79 (5.000%)
(2)
09/17/58
9 33 42
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 16 21
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
05/11/63
— (6) (6)
CMBX NA Index Morgan Stanley
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Morgan Stanley
Sell
USD 2,740 3.000%
(2)
05/11/63
(182) (709) (891)
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
5 34 39
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 25 33
Total Open Credit Indices Contracts (å) (9,985) (2,013) (11,998)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 727
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 63,098 $ —
$ —
$ 63,098 7.5
International Debt — 34,661 —
—
34,661 4.1
Loan Agreements — 40,896 17
—
40,913 4.9
Mortgage-Backed Securities — 130,625 —
—
130,625 15.5
Non-US Bonds — 31,572 —
—
31,572 3.7
Common Stocks
Consumer Discretionary 10,524 20,300 —
—
30,824 3.6
Consumer Staples 6,928 8,866 —
—
15,794 1.9
Energy 8,592 3,194 —
—
11,786 1.4
Financial Services 51,575 30,839 —
—
82,414 9.7
Health Care 12,934 8,830 —
—
21,764 2.6
Materials and Processing 19,397 13,409 —
—
32,806 3.9
Producer Durables 20,605 29,698 1,367
—
51,670 6.1
Technology 31,556 6,195 —
—
37,751 4.5
Utilities 15,862 17,783 —
—
33,645 4.0
Preferred Stocks 22,061 2,608 —
—
24,669 2.9
Options Purchased 2,580 39,842 —
—
42,422 5.0
Short-Term Investments — 40,992 3
138,602
179,597 21.3
Other Securities — — —
14,777
14,777 1.8
Total Investments 202,614 523,408 1,387 153,379 880,788 104 . 4
Other Assets and Liabilities, Net (4.4)
100.0
Other Financial Instruments
Assets
Futures Contracts 15,65 7 — —
—
15,65 7 1.9
Foreign Currency Exchange Contracts 1 3,88 3 —
—
3,88 4 0.5
Total Return Swap Contracts — 6,750 —
—
6,750 0.8
Interest Rate Swap Contracts — 2,739 —
—
2,739 0.3
Credit Default Swap Contracts — 3,836 —
—
3,836 0.5
A
Liabilities
Futures Contracts (22,54 4 ) — —
—
(22,54 4 ) (2.7)
Options Written (4,672) (7,102) —
—
(11,774) (1.4)
Foreign Currency Exchange Contracts (3) (7,37 7 ) —
—
(7,380) (0.9)
Total Return Swap Contracts — (56) —
—
(56) (—)
*
Interest Rate Swap Contracts — (3,926) —
—
(3,926) (0.5)
Credit Default Swap Contracts — (15,834) —
—
(15,834) (1.9)
Total Other Financial Instruments
**
$ (11,56 1 ) $ (17,08 7 ) $ — $ — $ (28,64 8 )

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
728 Multi-Strategy Income Fund
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
5,232
Austria ....................................................................................
1,791
Belgium ..................................................................................
987
Bermuda .................................................................................
3,462
Brazil ......................................................................................
3,526
Canada ....................................................................................
27,120
Cayman Islands .......................................................................
4,890
Chile .......................................................................................
1,716
China ......................................................................................
5,456
Colombia .................................................................................
2,584
Czech Republic .......................................................................
3,024
Denmark .................................................................................
2,242
Finland ...................................................................................
361
France .....................................................................................
10,519
Germany .................................................................................
5,645
Ghana .....................................................................................
22
Greece ....................................................................................
1,175
Guernsey .................................................................................
542
Hong Kong ..............................................................................
4,941
Hungary ..................................................................................
312
Indonesia ................................................................................
4,655
Ireland ....................................................................................
1,239
Israel .......................................................................................
1,261
Italy ........................................................................................
1,579
Japan ......................................................................................
82,559
Jersey ......................................................................................
439
Kazakhstan .............................................................................
654
Luxembourg ............................................................................
290
Marshall Islands .....................................................................
1,019
Mexico ....................................................................................
4,657
Monaco ...................................................................................
47
Netherlands ............................................................................
1,595
New Zealand ...........................................................................
191
Norway ....................................................................................
2,342
Peru ........................................................................................
2,228
Philippines ..............................................................................
198
Portugal ..................................................................................
255
Puerto Rico .............................................................................
1,036
Romania ..................................................................................
1,175
Russia .....................................................................................
11,789

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 729
Amounts in thousands
Country Exposure
Fair Value
$
Singapore ................................................................................
2,560
South Africa ............................................................................
3,808
South Korea ............................................................................
5,914
Spain .......................................................................................
1,115
Sweden ....................................................................................
1,060
Switzerland .............................................................................
8,571
Thailand ..................................................................................
3,073
Turkey .....................................................................................
501
Ukraine ...................................................................................
1,371
United Kingdom ......................................................................
30,621
United States ...........................................................................
616,624
Virgin Islands, British .............................................................
815
Total Investments .................................................................... 880,788

See accompanying notes which are an integral part of the financial statements.
730 Multi-Strategy Income Fund
Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,73 2 $ — $ — $ 40,6 90
Unrealized appreciation on foreign currency exchange contracts — — 3,884 —
Variation margin on futures contracts** 14,260 — — 1,397
Total return swap contracts, at fair value 6,750 — — —
Interest rate swap contracts, at fair value — — — 2,739
Credit default swap contracts, at fair value — 3,836 — —
Total
$ 22,74 2 $ 3,836 $ 3,884 $ 44,82 6
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 22,304 $ — $ — $ 240
Unrealized depreciation on foreign currency exchange contracts — — 7,380 —
Options written, at fair value 3,568 — — 8,206
Total return swap contracts, at fair value 56 — — —
Interest rate swap contracts, at fair value — — — 3,926
Credit default swap contracts, at fair value — 15,834 — —
Total
$ 25,928 $ 15,834 $ 7,380 $ 12,372
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 3,445 $ — $ — $ 5,547
Futures contracts 10,336 — — 11,420
Options written (10,022) — — 8,119
Total return swap contracts (7,419) — — —
Interest rate swap contracts — — — (13,268)
Credit default swap contracts — (6,783) — —
Foreign currency exchange contracts — — 471 —
Total
$ (3,660) $ (6,783) $ 471 $ 11,818
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (2,127) $ — $ — $ 11,017
Futures contracts (4,785) — — 2,904
Options written (1,449) — — 480
Total return swap contracts 6,317 — — —
Interest rate swap contracts — — — 1,042
Credit default swap contracts — (3,366) — —
Foreign currency exchange contracts — — (4,128) —
Total
$ (2,044) $ (3,366) $ (4,128) $ 15,443
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 731
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 42,422 $ — $ 42,422
Securities on Loan* Investments, at fair value 14,021 — 14,021
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3,884 — 3,884
Total Return Swap Contracts Total return swap contracts, at fair value 6,750 — 6,750
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,739 — 2,739
Credit Default Swap Contracts Credit default swap contracts, at fair value 3,836 — 3,836
Total Financial and Derivative Assets
73,652 — 73,652
Financial and Derivative Assets not subject to a netting agreement
(2,740) — (2,740)
Total Financial and Derivative Assets subject to a netting agreement
$ 70,912 $ — $ 70,912
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 16,630 $ 2,905 $ 1,146 $ 12,579
Bank of Montreal
514 33 — 481
Bank of New York
34 34 — —
Bank of Nova Scotia
465 — 465 —
Barclays
1,782 — 1,782 —
Citigroup
4,233 1,340 1,860 1,033
Credit Suisse
1,174 1,174 — —
Goldman Sachs
26,303 3,428 5,650 17,225
HSBC
5,561 1,277 4,102 182
JPMorgan Chase
7,234 3,572 3 3,659
Morgan Stanley
4,273 442 3,831 —
Royal Bank of Canada
872 777 — 95
Standard Chartered
34 34 — —
State Street
379 373 — 6
Wells Fargo
1,424 — 1,424 —
Total
$ 70,912 $ 15,389 $ 20,263 $ 35,260

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
732 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 7,380 $ — $ 7,380
Options Written Contracts Options written, at fair value 11,774 — 11,774
Total Return Swap Contracts Total return swap contracts, at fair value 56 — 56
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 3,926 — 3,926
Credit Default Swap Contracts Credit default swap contracts, at fair value 15,834 — 15,834
Total Financial and Derivative Liabilities
38,970 — 38,970
Financial and Derivative Liabilities not subject to a netting agreement
(3,929) — (3,929)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 35,041 $ — $ 35,041
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 7,635 $ 2,905 $ 4,730 $ —
Bank of Montreal 742 33 — 709
Bank of New York 778 34 30 714
Citigroup 2,116 1,340 776 —
Credit Suisse 1,687 1,174 513 —
Goldman Sachs 7,13 7 3,428 — 3,70 9
HSBC 1,277 1,277 — —
JPMorgan Chase 7,232 3,572 — 3,660
Morgan Stanley 2,37 5 442 1,933 —
Royal Bank of Canada 777 777 — —
Standard Chartered 775 34 — 741
State Street 2,299 373 480 1,446
UBS 21 1 — — 21 1
Total
$ 35,04 1 $ 15,389 $ 8,462 $ 11,19 0
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 733
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 923,485
Investments, at fair value(*)(>) ......................................................................................................................................................
880,788
Cash ............................................................................................................................................................................................... 10,759
Foreign currency holdings(^) ......................................................................................................................................................... 880
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,884
Receivables:
Dividends and interest ....................................................................................................................................................... 5,332
Dividends from affiliated funds .......................................................................................................................................... 52
Investments sold ................................................................................................................................................................ 63,910
Fund shares sold ................................................................................................................................................................ 669
From broker(a)(b)(c) ........................................................................................................................................................... 53,326
Prepaid expenses ........................................................................................................................................................................... 8
Total return swap contracts, at fair value(∞) ................................................................................................................................... 6,750
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 2,739
Credit default swap contracts, at fair value(+) ................................................................................................................................ 3,836
Total assets .................................................................................................................................................
1,032,933
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 7,570
Investments purchased ...................................................................................................................................................... 119,047
Fund shares redeemed ....................................................................................................................................................... 1,083
Accrued fees to affiliates .................................................................................................................................................... 395
Other accrued expenses ..................................................................................................................................................... 248
Variation margin on futures contracts ................................................................................................................................. 6,871
Deferred capital gains tax liability ..................................................................................................................................... 8
Unfunded loan commitment ............................................................................................................................................... 15
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 7,380
Options written, at fair value(x) ...................................................................................................................................................... 11,774
Payable upon return of securities loaned ....................................................................................................................................... 14,777
Total return swap contracts, at fair value(∞) ................................................................................................................................... 56
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 3,926
Credit default swap contracts, at fair value(+) ................................................................................................................................ 15,834
Total liabilities .............................................................................................................................................
188,984
Net Assets ............................................................................................................................................................
$ 843,949

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
734 Multi-Strategy Income Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (76,984)
Shares of beneficial interest ...........................................................................................................................................................
920
Additional paid-in capital ..............................................................................................................................................................
920,013
Net Assets ............................................................................................................................................................
$ 843,949
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.72
Class A — Net assets ............................................................................................................................................................. $ 5,360,290
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 585,330
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.11
Class C — Net assets ............................................................................................................................................................. $ 5,525,817
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 606,463
Net asset value per share: Class E  (#) ........................................................................................................................................... $ 9.28
Class E   — Net assets ........................................................................................................................................................... $ 56,397
Class E   — Shares outstanding ($.01 par value) ................................................................................................................... 6,079
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.17
Class M — Net assets ............................................................................................................................................................ $ 52,706,507
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 5,748,223
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 9.17
Class S   — Net assets ........................................................................................................................................................... $ 580,839,073
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 63,327,936
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.18
Class Y — Net assets ............................................................................................................................................................. $ 199,461,342
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 21,729,555
Amounts in thousands
(^)     Foreign currency holdings - cost $ 887
(x)     Premiums received on options written $ 11,922
(*)     Securities on loan included in investments $ 14,021
(∞)     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ (1,256)
(+)     Credit default swap contracts - premiums paid (received) $ (9,985)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 153,379
(a)     Receivable from Broker for Futures $ 35,584
(b)     Receivable from Broker for Swaps $ 17,232
(c)     Receivable from Broker for Forwards $ 510
(d)     Due to Broker for Swaps $ 6,443
(e)      Due to Broker for Forwards $ 1,127
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 735
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,596
Dividends from affiliated funds ......................................................................................................................................... 1,388
Interest .............................................................................................................................................................................. 5,023
Securities lending income (net) ......................................................................................................................................... 70
Total investment income ...............................................................................................................................................................
11,077
Expenses
Advisory fees .................................................................................................................................................................... 3,490
Administrative fees ........................................................................................................................................................... 226
Custodian fees ................................................................................................................................................................... 344
Distribution fees - Class A ................................................................................................................................................ 11
Distribution fees - Class C ................................................................................................................................................ 25
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 7
Transfer agent fees - Class E   ........................................................................................................................................... —
**
Transfer agent fees - Class M ............................................................................................................................................ 54
Transfer agent fees - Class S   ........................................................................................................................................... 627
Transfer agent fees - Class Y ............................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 84
Registration fees ............................................................................................................................................................... 55
Shareholder servicing fees - Class C ................................................................................................................................. 8
Shareholder servicing fees - Class E   ............................................................................................................................... —
**
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ...................................................................................................................................................................... 52
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 5,045
Expense reductions ........................................................................................................................................................... (1,674)
Net expenses .................................................................................................................................................................................
3,371
Net investment income (loss) ........................................................................................................................................................
7,706
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (14,197)
Investments in affiliated funds .......................................................................................................................................... (7)
Futures contracts .............................................................................................................................................................. 21,756
Options written ................................................................................................................................................................. (1,903)
Foreign currency exchange contracts ................................................................................................................................ 471
Total return swap contracts ............................................................................................................................................... (7,419)
Interest rate swap contracts ............................................................................................................................................... (13,268)
Credit default swap contracts ............................................................................................................................................ (6,783)
Foreign currency-related transactions ............................................................................................................................... (39)
Net realized gain (loss) ..................................................................................................................................................................
(21,389)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (50,526)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (1,881)
Options written ................................................................................................................................................................. (969)
Foreign currency exchange contracts ................................................................................................................................ (4,128)
Total return swap contracts ............................................................................................................................................... 6,317
Interest rate swap contracts ............................................................................................................................................... 1,042
Credit default swap contracts ............................................................................................................................................ (3,366)

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
736 Multi-Strategy Income Fund
Statement of Operations, continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... (462)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (53,971)
Net realized and unrealized gain (loss) ......................................................................................................................................... (75,360)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (67,654)
**      Less than $500.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 737
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,706 $ 38,715
Net realized gain (loss) ...................................................................................................................... (21,389) 15,953
Net change in unrealized appreciation (depreciation) ....................................................................... (53,971) 20,332
Net increase (decrease) in net assets from operations ............................................................................. (67,654) 75 ,000
Distributions
To shareholders
Class A .......................................................................................................................................... (174) (219)
Class C .......................................................................................................................................... (111) (124)
Class E   ........................................................................................................................................ (1) (1)
Class M ......................................................................................................................................... (1,071) (1,161)
Class S   ......................................................................................................................................... (12,311) (22,796)
Class Y .......................................................................................................................................... (4,937) (7,255)
Net decrease in net assets from distributions .......................................................................................... (18,605) (31,55 6)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (102,167) (283,269)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(188,426) (239,825)
Net Assets
Beginning of period .................................................................................................................................
1,032,375 1,272,200
End of period ..........................................................................................................................................
$ 843,949 $ 1,032,375

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
738 Multi-Strategy Income Fund
**Less than 500 shares.
*** Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 57 $ 557 348 $ 3,374
Proceeds from reinvestment of distributions 17 171 21 210
Payments for shares redeemed (479) (4,297) (289) (2,841)
Net increase (decrease)
(405) (3,569) 80 743
Class C
Proceeds from shares sold 35 345 178 1,744
Proceeds from reinvestment of distributions 11 111 13 124
Payments for shares redeemed (164) (1,507) (298) (2,923)
Net increase (decrease)
(118) (1,051) (107) (1,055)
Class E
Proceeds from shares sold 2 24 — —
Proceeds from reinvestment of distributions —
**
—
***
—
**
1
Payments for shares redeemed (—)
**
(—)
***
(4) (37)
Net increase (decrease)
2 24 (4) (36)
Class M
Proceeds from shares sold 1,737 16,718 3,656 36,227
Proceeds from reinvestment of distributions 108 1,072 118 1,161
Payments for shares redeemed (2,018) (19,711) (1,114) (10,979)
Net increase (decrease)
(173) (1,921) 2,660 26,409
Class S
Proceeds from shares sold 8,252 78,853 15,481 152,216
Proceeds from reinvestment of distributions 1,237 12,300 2,332 22,778
Payments for shares redeemed (16,586) (161,189) (44,564) (440,820)
Net increase (decrease)
(7,097) (70,036) (26,751) (265,826)
Class Y
Proceeds from shares sold 3,247 32,698 941 9,302
Proceeds from reinvestment of distributions 497 4,937 742 7,254
Payments for shares redeemed (6,670) (63,249) (6,122) (60,060)
Net increase (decrease)
(2,926) (25,614) (4,439) (43,504)
Total increase (decrease)
(10,717) $ (102,167) (28,561) $ (283,269)

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
740 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 10.03 .08 (.77) (.69) (.16) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
October 31, 2016 9.52 .35 .12 .47 (.33) —
October 31, 2015(2) 10.00 .16 (.50) (.34) (.14) —
Class C
April 30, 2020* 10.00 .03 (.76) (.73) (.14) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
October 31, 2016 9.51 .27 .13 .40 (.27) —
October 31, 2015(2) 10.00 .12 (.49) (.37) (.12) —
Class E
April 30, 2020* 10.17 .05 (.76) (.71) (.16) (.02)
October 31, 2019 9.79 .30 .30 .60 (.22) —
October 31, 2018 10.38 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.67 .39 .53 .92 (.21) —
October 31, 2016 9.53 .34 .13 .47 (.33) —
October 31, 2015(2) 10.00 .15 (.48) (.33) (.14) —
Class M
April 30, 2020* 10.05 .08 (.76) (.68) (.18) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(8) 10.00 .25 .27 .52 (.25) —
Class S
April 30, 2020* 10.05 .08 (.77) (.69) (.17) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
October 31, 2016 9.53 .36 .14 .50 (.35) —
October 31, 2015(2) 10.00 .17 (.50) (.33) (.14) —
Class Y
April 30, 2020* 10.06 .09 (.77) (.68) (.18) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —
October 31, 2016 9.54 .39 .12 .51 (.37) —
October 31, 2015(2) 10.00 .18 (.49) (.31) (.15) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 741
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.18) 9.16 (7.26) 5,360 1.37 1.02 1.56 74
(.23) 10.03 6 . 18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.33) 9.66 5.08 10,052 1.44 1.10 3.70 67
(.14) 9.52 (3.40) 2,887 1.44 1.10 3.35 38
(.16) 9.11 (7.57) 5,526 2.12 1.77 .62 74
(.15) 10.00 5 . 39 7 , 2 47 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.27) 9.64 4.34 7,233 2.19 1.85 2.92 67
(.12) 9.51 (3.71) 2,456 2.19 1.85 2.59 38
(.18) 9.28 (7.32) 56 1.38 1.02 1.12 74
(.22) 10.17 6 . 24 37 1.34 1.01 2.99 128
(.42) 9.79 (1.74) 71 1.35 1.02 3.51 112
(.21) 10.38 9.66 79 1.43 1.09 4.05 146
(.33) 9.67 5.06 23,603 1.44 1.10 3.57 67
(.14) 9.53 (3.25) 7,187 1.43 1.10 3.31 38
(.20) 9.17 (7.16) 52,707 1.12 .67 1.70 74
(.26) 10.05 6 . 58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.19) 9.17 (7.12) 580,839 1.12 .77 1.61 74
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.35) 9.68 5.43 552,190 1.19 .85 3.81 67
(.14) 9.53 (3.27) 163,159 1.18 .85 3.50 38
(.20) 9.18 (7.11) 199,461 .93 .57 1.80 74
(.27) 10.06 6 . 63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146
(.37) 9.68 5.51 259,486 1.00 .65 4.16 67
(.15) 9.54 (3.09) 99,978 .98 .65 3.56 38

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
742 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 252,948
Administration fees 32,789
Distribution fees 4,391
Shareholder servicing fees 1,122
Transfer agent fees 98,220
Trustee fees 5,388
$ 394,858
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 15,512 $ 48,767 $ 49,502 $ — $ — $ 14,777 $ 136 $ —
U.S. Cash Management Fund 218,704 1,543,630 1,623,727 (7) 2 138,602 1,388 —
$ 234,216 $ 1,592,397 $ 1,673,229 $ (7) $ 2 $ 153,379 $ 1,524 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 2,743,380,923 $ 102,948,455 $ (161,940,541) $ (58,992,086)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Multi-Asset Growth Strategy Fund 743
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 913.90 $ 1,019.00
Expenses Paid During Period* $ 5.62 $ 5.92
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 909.50 $ 1,015.27
Expenses Paid During Period* $ 9.16 $ 9.67
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 916.10 $ 1,020.74
Expenses Paid During Period* $ 3.95 $ 4.17
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
744 Multi-Asset Growth Strategy Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 915.60 $ 1,020.24
Expenses Paid During Period* $ 4.43 $ 4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 915.70 $ 1,021.23
Expenses Paid During Period* $ 3.48 $ 3.67
* Expenses are equal to the Fund's annualized expense ratio of 0.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 745
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 27.7%
Corporate Bonds and Notes - 5.8%
AES Corp.
4.875% due 05/15/23 215
217
5.125% due 09/01/27 279
291
Air Transport Services Group, Inc.
1.125% due 10/15/24 557
497
Aircastle , Ltd.
4.125% due 05/01/24 688
603
Allegheny Technologies, Inc.
4.750% due 07/01/22 312
272
Ally Financial, Inc.
3.875% due 05/21/24 73
71
4.625% due 03/30/25 770
776
5.750% due 11/20/25 520
533
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 (Ñ) 749
632
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 641
447
Arbor Realty Trust, Inc.
4.750% due 11/01/22 3,112
2,613
Ares Capital Corp.
4.625% due 03/01/24 780
728
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 1,296
1,179
1.875% due 06/01/24 258
214
Avaya Holdings Corp.
2.250% due 06/15/23 1,238
983
Boingo Wireless, Inc.
1.000% due 10/01/23 1,788
1,577
Booking Holdings, Inc.
0.900% due 09/15/21 909
919
Calpine Corp.
5.125% due 03/15/28 (Þ) 393
383
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 237
225
4.000% due 02/15/27 (Þ) 13
13
Series WI
5.625% due 04/01/25 280
280
Series Y
7.500% due 04/01/24 116
126
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225
270
CIT Group, Inc.
Series A
5.800% due 12/31/99 (Ê)(ƒ) 549
431
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61
62
Series WI
5.000% due 09/15/26 515
518
Cleveland-Cliffs, Inc.
7.000% due 03/15/27 (Þ) 72
45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.875% due 06/01/27 252
158
DCP Midstream LLC
5.125% due 05/15/29 377
281
5.600% due 04/01/44 54
28
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 600
649
Dell, Inc.
6.500% due 04/15/38 100
103
Dermira , Inc.
3.000% due 05/15/22 495
506
DISH Network Corp.
2.375% due 03/15/24 2,074
1,744
Domtar Corp.
6.250% due 09/01/42 408
399
Dresdner Funding Trust I
8.151% due 06/30/31 71
89
Series REGS
8.151% due 06/30/31 241
304
Dycom Industries, Inc.
0.750% due 09/15/21 1,224
1,118
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (Ê)(ƒ) 254
178
Series G
7.125% due 12/31/99 (Ê)(ƒ) 15
12
EnLink Midstream Partners, LP
4.150% due 06/01/25 32
20
5.600% due 04/01/44 271
108
5.050% due 04/01/45 103
42
5.450% due 06/01/47 72
29
Enterprise Products Operating LLC
5.375% due 02/15/78 (Ê) 713
619
EQT Corp.
3.900% due 10/01/27 492
413
7.000% due 02/01/30 65
61
EQT Midstream Partners LP
Series 30Y
6.500% due 07/15/48 133
107
Exantas Capital Corp.
4.500% due 08/15/22 1,712
845
EZCorp , Inc.
2.375% due 05/01/25 481
368
FireEye, Inc.
Series A
1.000% due 06/01/35 (Ñ) 510
503
Series B
1.625% due 06/01/35 2,636
2,453
Flexion Therapeutics, Inc.
3.375% due 05/01/24 927
686
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,084
2,002
Front Range BidCo , Inc.
4.000% due 03/01/27 (Þ) 29
28
General Electric Co.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
746 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
5.000% due 12/29/49 (Ê)(ƒ) 170
140
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (Ê)(ƒ)(Ñ) 130
105
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,805
1,706
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 960
821
Granite Point
5.625% due 12/01/22 (Þ) 1,477
739
Green Plains, Inc.
4.125% due 09/01/22 259
179
Greenbrier Cos., Inc.
2.875% due 02/01/24 2,317
1,859
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739
744
HCA, Inc.
4.750% due 05/01/23 308
328
4.500% due 02/15/27 266
288
4.125% due 06/15/29 240
258
7.500% due 11/15/95 421
463
HCI Group, Inc.
4.250% due 03/01/37 810
778
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 482
387
Hercules Capital, Inc.
4.375% due 02/01/22 2,099
1,964
Hess Corp.
5.800% due 04/01/47 160
140
Hope Bancorp, Inc.
2.000% due 05/15/38 2,492
2,016
Insmed , Inc.
1.750% due 01/15/25 741
696
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 2,220
1,961
Invacare Corp.
5.000% due 11/15/24 669
606
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
273
4.700% due 11/01/42 590
603
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,338
1,158
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 199
189
L Brands, Inc.
7.500% due 06/15/29 505
373
Series WI
6.875% due 11/01/35 325
239
Lennar Corp.
Series WI
5.000% due 06/15/27 446
458
4.750% due 11/29/27 497
510
Ligand Pharmaceuticals, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.750% due 05/15/23 3,288
2,887
Live Nation Entertainment, Inc.
2.000% due 02/15/25 1,703
1,337
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,686
2,149
Marathon Oil Corp.
5.200% due 06/01/45 225
163
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 1,771
1,622
Momo , Inc.
1.250% due 07/01/25 697
562
MPLX, LP
Series 0006
5.200% due 03/01/47 250
238
New Mountain Finance Corp.
5.750% due 08/15/23 1,536
1,302
New Relic, Inc.
0.500% due 05/01/23 1,101
994
New York Mortgage Trust, Inc.
6.250% due 01/15/22 670
509
Newpark Resources, Inc.
4.000% due 12/01/21 272
194
Novelis Corp.
4.750% due 01/30/30 (Ñ)(Þ) 281
250
Nuance Communications, Inc.
1.000% due 12/15/35 363
378
Occidental Petroleum Corp.
4.100% due 02/15/47 180
108
Oil States International, Inc.
1.500% due 02/15/23 1,447
526
Patrick Industries, Inc.
1.000% due 02/01/23 1,650
1,397
PDC Energy, Inc.
1.125% due 09/15/21 618
508
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (Ê)(ƒ) 756
507
Pluralsight , Inc.
0.375% due 03/01/24 (Þ) 1,420
1,174
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52
51
Radius Health, Inc.
3.000% due 09/01/24 1,279
975
Rambus, Inc.
1.375% due 02/01/23 371
360
Range Resources Corp.
Series WI
4.875% due 05/15/25 (Ñ) 759
588
Retrophin , Inc.
2.500% due 09/15/25 2,070
1,563
RWT Holdings, Inc.
5.750% due 10/01/25 1,403
935
SEACOR Holdings, Inc.
3.000% due 11/15/28 217
214
SM Energy Co.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 747
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 07/01/21 748
349
SunPower Corp.
4.000% due 01/15/23 153
120
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 820
700
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721
714
6.875% due 11/15/31 150
130
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307
314
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 2,230
2,113
TimkenSteel Corp.
6.000% due 06/01/21 93
73
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,005
990
Tutor Perini Corp.
2.875% due 06/15/21 495
403
Twitter, Inc.
1.000% due 09/15/21 3,179
3,083
Two Harbors Investment Corp.
6.250% due 01/15/22 (Ñ) 603
585
Veeco Instruments, Inc.
2.700% due 01/15/23 1,964
1,628
Verint Systems, Inc.
1.500% due 06/01/21 1,712
1,657
Vishay Intertechnology , Inc.
2.250% due 06/15/25 489
451
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 2,178
1,952
Wayfair Inc.
1.000% due 08/15/26 (Þ) 1,149
1,166
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22 729
396
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,242
2,058
WPX Energy, Inc.
5.750% due 06/01/26 266
241
5.250% due 10/15/27 17
15
4.500% due 01/15/30 137
112
Zillow Group, Inc.
1.500% due 07/01/23 2,112
1,973
91,453
International Debt - 2.0%
Actavis Funding SCS
4.750% due 03/15/45 200
231
AerCap Holdings NV
5.875% due 10/10/79 (Ê) 550
367
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375
312
3.875% due 01/23/28 375
315
AIMCO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-AA Class ER
7.031% due 01/15/28 (Ê)(Þ) 1,000
672
Aircastle , Ltd.
4.250% due 06/15/26 232
194
Akbank Turk AS
Series REGS
5.125% due 03/31/25 200
182
Albea Beauty Holdings SA Term Loan
B2
4.907% due 04/12/24 (Ê) 118
102
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 400
387
Allergan Funding SCS
4.550% due 03/15/35 756
870
ams AG
0.875% due 09/28/22 2,400
1,998
Aphria , Inc.
5.250% due 06/01/24 676
411
Arcelik AS
Series REGS
5.000% due 04/03/23 200
192
Arterra Wines Canada, Inc. Term Loan
B1
3.802% due 12/15/23 (Ê) 246
233
Auto Ahorro Automotriz SA de CV
3.692% due 06/05/28 647
786
Ball Corp.
1.500% due 03/15/27 200
208
Banijay Group SAS Term Loan
0.000% due 02/06/25 (~)(Ê)(v) 117
107
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 750
760
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 570
584
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
199
BHP Billiton Finance USA, Ltd.
Series REGS
6.750% due 10/19/75 (Ê) 200
224
Canadian Natural Resources, Ltd.
Series GMTN
4.950% due 06/01/47 75
68
Catalent , Inc.
Series REGS
2.375% due 03/01/28 356
362
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200
192
Deutsche Postbank Funding Trust I
Series I
0.059% due 09/29/49 (Ê)(ƒ) 148
127
Deutsche Postbank Funding Trust III
0.427% due 02/15/23 (Ê) 253
216
DNB Bank ASA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
748 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (Ê)(ƒ) 405
380
Enbridge, Inc.
5.500% due 07/15/77 (Ê) 989
868
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 750
747
First Quantum Minerals, Ltd.
6.875% due 03/01/26 (Þ) 200
175
Formula One Management, Ltd. Term
Loan B
3.500% due 02/01/24 (Ê) 600
546
Froneri , Inc. Term Loan
2.250% due 01/29/27 (Ê) 100
92
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 217
213
Golar LNG, Ltd.
2.750% due 02/15/22 305
195
Grifols Worldwide Operations USA, Inc.
Term Loan B
0.000% due 11/15/27 (~)(Ê)(v) 549
531
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 2,726
2,481
HSBC Bank PLC
Series 1M
2.188% due 06/29/49 (Ê)(ƒ) 300
227
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
606
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
710
ION Trading Technologies Sarl 1st Lien
Term Loan B
5.072% due 11/21/24 (Ê) 439
404
IQVIA Holdings, Inc.
Series REGS
2.250% due 01/15/28 276
293
Jazz Investments I, Ltd.
1.875% due 08/15/21 2,673
2,600
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ) 500
282
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
457
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.200% due 09/24/24 (Ê) 331
231
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
186
MMK Finance, Ltd.
3.849% due 04/08/22 200
203
National Westminster Bank PLC
Series C
1.863% due 11/29/49 (Ê)(ƒ) 160
132
Neptune Energy Bondco PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.625% due 05/15/25 200
133
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (Ê)(ƒ) 200
177
NXP BV / NXP Funding LLC
3.875% due 09/01/22 (Þ) 200
207
OI European Group BV
4.000% due 03/15/23 (Þ) 126
122
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
617
Royal Bank of Scotland Group PLC
Series B
1.875% due 08/29/49 (~)(Ê)(ƒ) 130
107
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
152
Scorpio Tankers, Inc.
3.000% due 05/15/22 86
83
Severstal PJSC
5.900% due 10/17/22 210
224
Ship Finance International, Ltd.
5.750% due 10/15/21 2,595
2,449
Silgan Holdings, Inc.
Series REGS
2.250% due 06/01/28 300
318
Solvay Acetow GmbH Term Loan
7.421% due 05/31/23 (Ê) 124
93
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.831% due 04/15/29 (Ê)(Þ) 250
118
Steele Creek CLO, Ltd.
Series 2017-1A Class E
8.031% due 01/15/30 (Ê)(Þ) 500
220
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
272
Series REGS
7.250% due 04/15/36 150
204
Suzano Austria GmbH
Series REGS
7.000% due 03/16/47 200
203
Series WI
5.000% due 01/15/30 200
189
Telecom Italia Capital SA
6.000% due 09/30/34 70
73
Trader Corp. Term Loan B
4.000% due 09/28/23 (Ê) 234
199
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ) 300
193
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
216
Turkiye Vakiflar Bankasi T.A.O.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.250% due 02/05/25 200
180
Vale Overseas, Ltd.
6.250% due 08/10/26 293
321
Weibo Corp.
1.250% due 11/15/22 1,738
1,577
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ) 500
189
Ziggo Secured Finance BV Term Loan I
3.314% due 04/30/28 (Ê) 200
186
31,880
Loan Agreements - 1.7%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
4.950% due 09/29/24 (Ê) 398
346
Advanced Disposal Services, Inc. Term
Loan B3
3.000% due 11/10/23 (Ê) 375
370
Advanced Integration Technology, LP 1st
Lien Term Loan B1
5.750% due 04/03/23 (Ê) 277
249
AgroFresh , Inc. Term Loan B
5.750% due 07/31/21 (Ê) 341
282
AGS LLC 1st Lien Term Loan B
4.950% due 02/15/24 (Ê) 277
218
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.250% due 04/28/22 (Ê) 274
251
Almonde , Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê) 189
164
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.904% due 08/15/24 (Ê) 284
255
Alvogen Group, Inc. Extended Term
Loan
6.320% due 12/31/23 (Ê) 327
288
American Airlines, Inc. Term Loan
2.154% due 10/10/21 (Ê) 190
135
Anastasia Parent LLC 1st Lien Term
Loan B
5.200% due 08/10/25 (Ê) 394
152
Ancestry.com Operations, Inc. Term
Loan B
4.660% due 08/27/26 (Ê) 53
45
AP Exhaust Acquisition LLC Term Loan
A1
6.713% due 05/10/25 (Ê) 66
48
6.721% due 05/10/25 (Ê) 66
48
AP Exhaust Acquisition LLC Term
Loan B
6.713% due 05/10/24 (Ê) 117
25
6.721% due 05/10/24 (Ê) 117
25
AP Gaming I LLC 2020 Incremental
Term Loan
4.950% due 02/15/24 (~)(Ê) 35
35
AppLovin Corp. 1st Lien Term Loan B
3.904% due 08/15/25 (Ê) 395
375
3.904% due 08/15/25 (~)(Ê) 80
76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Aretec Group, Inc. 1st Lien Term Loan
4.654% due 10/01/25 (Ê) 198
160
Ascend Learning LLC Term Loan B
4.000% due 07/12/24 (Ê) 342
319
ASP AMC Merger Sub, Inc. Term Loan B
4.950% due 04/13/24 (Ê) 274
203
AssuredPartners , Inc. Term Loan B
3.904% due 02/13/27 (Ê) 294
274
Blount International, Inc. 1st Lien Term
Loan B
4.750% due 04/12/23 (Ê) 125
111
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.654% due 10/02/25 (Ê) 318
273
BroadStreet Partners, Inc. Term Loan
3.654% due 01/27/27 (Ê) 80
75
Brookfield WEC Holdings, Inc. Term
Loan
3.404% due 08/01/25 (Ê) 296
280
Cambium Learning Group, Inc. Term
Loan
5.950% due 12/18/25 (Ê) 199
180
Castle US Holding Corp. Term Loan
5.200% due 01/31/27 (Ê) 300
250
CenturyLink, Inc. Term Loan B
2.654% due 01/31/25 (Ê) 200
188
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 215
206
Charter Communications Operating LLC
Term Loan B1
0.000% due 04/30/25 (~)(Ê)(v) 125
121
Charter Communications Operating LLC
Term Loan B2
0.000% due 02/01/27 (~)(Ê)(v) 633
608
CSC Holdings LLC 2019 Term Loan B5
3.314% due 04/15/27 (Ê) 250
238
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.700% due 12/01/21 (Ê) 121
103
Delta Air Lines, Inc.
0.000% due 04/29/23 (~)(Ê)(v) 20
20
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.450% due 06/01/24 (Ê) 123
114
EagleView Technology Corp. 1st Lien
Term Loan B1
5.113% due 08/14/25 (Ê) 247
206
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
5.700% due 09/29/24 (Ê) 99
88
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
9.450% due 09/29/25 (Ê) 128
102
Elanco Animal Health, Inc. Term Loan B
0.000% due 02/06/27 (~)(Ê)(v) 150
145
Ellie Mae, Inc. Term Loan
5.200% due 04/17/26 (Ê) 210
198

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
750 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EnergySolutions LLC 1st Lien Term
Loan B
5.200% due 05/11/25 (Ê) 281
250
Ensemble RCM LLC Term Loan
5.513% due 08/01/26 (Ê) 498
476
Envision Healthcare Corp. 1st Lien Term
Loan B
4.154% due 10/10/25 (Ê) 311
213
Eyecare Partners LLC Delayed Draw
Term Loan
0.500% due 02/20/27 (Ê)(
ƕ
)
9
7
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 36
30
Fort Dearborn Company 1st Lien Term
Loan
5.016% due 10/19/23 (Ê) 4
4
5.195% due 10/19/23 (Ê) 206
185
Genesee & Wyoming, Inc. New Term
Loan
3.450% due 12/30/26 (Ê) 375
362
Getty Images, Inc. 1st Lien Term Loan
4.938% due 02/19/26 (Ê) 305
255
Gruden Holdings, Inc. 1st Lien Term
Loan
6.950% due 08/18/22 (Ê) 246
221
GTT Communications, Inc. 1st Lien
Term Loan B
3.150% due 05/31/25 (Ê) 620
448
Guidehouse LLP 1st Lien Loan
4.904% due 05/01/25 (Ê) 249
232
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê) 200
184
Hertz Global Holdings, Inc. Term Loan B
4.320% due 06/30/23 (~)(Ê) 34
22
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê) 217
119
HUB International, Ltd. 1st Lien Term
Loan
3.320% due 04/25/25 (Ê) 499
466
3.770% due 04/25/25 (Ê) 24
22
Hyland Software, Inc. 1st Lien Term
Loan
4.000% due 07/01/24 (Ê) 206
197
Information Resources, Inc. 1st Lien
Term Loan
5.863% due 12/03/25 (Ê) 173
145
Ingersoll-Rand PLC Term Loan B
2.154% due 02/28/27 (Ê) 150
142
Jane Street Group LLC Term Loan
4.613% due 01/07/25 (Ê) 200
189
Jason, Inc. 1st Lien Term Loan
4.904% due 06/30/21 (Ê) 169
80
Kestra Advisory Services LLC Term
Loan
4.660% due 06/04/26 (Ê) 174
150
Level 3 Financing, Inc. Term Loan B
2.154% due 03/01/27 (Ê) 224
214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LifeScan Global Corp. 1st Lien Term
Loan
7.175% due 10/01/24 (Ê) 168
138
7.451% due 10/02/24 (Ê) 3
3
Limetree Bay Terminals LLC Term Loan
B
4.404% due 02/15/24 (Ê) 93
75
MA Finance Co. LLC 1st Lien Term
Loan B
2.904% due 06/21/24 (Ê) 6
5
MH Sub I, LLC 1st Lien Term Loan
4.822% due 09/15/24 (Ê) 249
230
Midas Intermediate Holdco II LLC Term
Loan B
4.017% due 08/18/21 (Ê) 297
241
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
3.500% due 08/15/24 (Ê) 340
292
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
7.750% due 08/11/25 (Ê) 122
98
Mitchell International, Inc. 1st Lien
Term Loan B
3.654% due 12/01/24 (Ê) 366
318
Navistar, Inc. 1st Lien Term Loan B
4.220% due 11/06/24 (Ê) 244
220
New Constellis Borrower LLC 2020 2nd
Lien Term Loan
12.000% due 03/27/25 (Ê) 36
8
New Constellis Borrower LLC 2020
Priority Term Loan
11.000% due 06/30/21 (Ê) 80
72
New Constellis Borrower LLC 2020 Term
Loan
8.500% due 03/27/24 (Ê) 42
35
NFP Corp. Term Loan
3.654% due 02/13/27 (Ê) 160
142
NN, Inc. 1st Lien Term Loan B
6.500% due 10/19/22 (Ê) 123
94
NN, Inc. Term Loan
6.154% due 10/19/22 (Ê) 270
206
NPC International, Inc. 1st Lien Term
Loan
4.500% due 04/20/24 (Ê) 373
147
Panther BF Aggregator, LP Term Loan B
3.904% due 04/30/26 (Ê) 181
164
Perforce Software, Inc. Term Loan B
4.154% due 07/01/26 (Ê) 75
69
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
3.654% due 05/01/25 (Ê) 111
101
Prime Security Services Borrower LLC
Term Loan B1
4.266% due 09/23/26 (Ê) 498
470
Quest Software US Holdings, Inc. 1st
Lien Term Loan
5.010% due 05/18/25 (Ê) 543
497
Quikrete Holdings, Inc. 1st Lien Term
Loan B
2.904% due 11/15/23 (Ê) 200
184

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.763% due 11/03/23 (Ê) 1,252
1,170
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê) 368
351
Radio One, Inc. 1st Lien Term Loan B
5.000% due 04/18/23 (Ê) 396
275
RadNet , Inc. Term Loan B1
0.000% due 07/01/23 (~)(Ê)(v) 493
447
Red Ventures LLC 1st Lien Term Loan B
2.904% due 11/08/24 (Ê) 374
343
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
4.154% due 11/16/25 (Ê) 413
381
Research Now Group, Inc. 1st Lien Term
Loan
7.263% due 12/20/24 (Ê) 272
224
Reynolds American, Inc. Term Loan
2.154% due 02/04/27 (Ê) 100
96
Rocket Software, Inc. Term Loan
4.654% due 12/31/25 (Ê) 173
154
RPI Intermediate Finance Trust Term
Loan B1
2.154% due 02/11/27 (Ê) 189
183
S2P Acquisition Borrower, Inc. Term
Loan
5.072% due 08/14/26 (Ê) 248
229
5.450% due 08/14/26 (Ê) 1
1
SBA Senior Finance II LLC Term Loan B
0.000% due 04/11/25 (~)(Ê)(v) 514
495
Scientific Games International, Inc. 1st
Lien Term Loan B5
3.154% due 08/14/24 (Ê) 19
16
3.452% due 08/14/24 (Ê) 1
—
3.612% due 08/14/24 (Ê) 80
66
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.904% due 06/21/24 (Ê) 40
37
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
3.654% due 12/31/25 (Ê) 279
255
SonicWall US Holdings, Inc. 1st Lien
Term Loan
5.195% due 05/16/25 (Ê) 234
197
Starfruit Finco BV 1st Lien Term Loan B
3.864% due 10/01/25 (Ê) 100
90
Stats Intermediate Holding LLC Term
Loan
6.963% due 07/10/26 (Ê) 188
159
SuperMoose Borrower LLC 1st Lien
Term Loan
5.200% due 08/29/25 (Ê) 165
141
Surf Holdings, LLC USD Term Loan
4.814% due 03/05/27 (Ê) 207
189
T Mobile USA Inc. 2020 Term Loan
0.000% due 04/01/27 (~)(Ê)(v) 190
189
Tempo Acquisition LLC Term Loan B
3.154% due 05/01/24 (Ê) 248
232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terrier Media Buyer, Inc. Term Loan B
5.700% due 12/17/26 (Ê) 637
590
TIBCO Software, Inc.  2020 Term Loan B
0.000% due 07/03/26 (~)(Ê)(v) 170
159
Trans Union LLC Term Loan B5
0.000% due 11/13/26 (~)(Ê)(v) 250
239
TransDigm Group, Inc. 2020 Term Loan
F
2.654% due 12/09/25 (Ê) 274
239
Uber Technologies, Inc. 1st Lien Term
Loan
5.000% due 04/04/25 (Ê) 274
258
United Natural Foods, Inc. Term Loan
4.654% due 10/22/25 (Ê) 251
226
Univision Communications, Inc. Term
Loan C5
3.750% due 03/15/24 (Ê) 66
58
UPC Financing Partnership Term Loan B
3.064% due 05/12/28 (Ê) 375
352
Upstream Newco , Inc. Term Loan
4.904% due 10/24/26 (Ê) 95
79
US Anesthesia Partners, Inc. Term Loan
4.000% due 06/23/24 (Ê) 92
78
USI, Inc. Term Loan B
3.404% due 05/16/24 (Ê) 188
177
VeriFone Systems, Inc. 1st Lien Term
Loan
5.695% due 08/20/25 (Ê) 158
120
Vero Parent, Inc. Term Loan B
7.580% due 08/16/24 (Ê) 95
84
Vertafore , Inc. 1st Lien Term Loan B
3.737% due 07/02/25 (Ê) 421
386
Virgin Media Secured Finance PLC Term
Loan
3.314% due 01/31/28 (Ê) 250
236
VS Buyer LLC Term Loan B
4.863% due 03/02/27 (Ê) 100
94
Whatabrands LLC 2020 Term Loan B
3.732% due 08/03/26 (Ê) 82
75
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
3.771% due 05/18/25 (Ê) 551
408
WP CityMD Bidco LLC Term Loan B
5.761% due 08/13/26 (Ê) 249
235
Yak Access LLC 1st Lien Term Loan B
6.450% due 07/11/25 (Ê) 97
64
Zayo Group Holdings, Inc. Term Loan
3.487% due 03/09/27 (Ê) 525
492
26,840
Mortgage-Backed Securities - 14.8%
Fannie Mae
4.500% due 2049 88
96
5.000% due 2049 197
217
30 Year TBA(Ï)
3.500% 1,000
1,036
3.500% 1,000
1,057
4.000% 22,000
23,763

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
752 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% 22,000
23,450
Fannie Mae Connecticut Avenue
Securities
Series 2016-C01 Class 2M2
7.437% due 08/25/28 (Ê) 797
821
Series 2016-C03 Class 1M2
6.247% due 10/25/28 (Ê) 227
230
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.913% due 04/25/40 (Ê) 1,806
373
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 3,095
653
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 4,829
788
Series 2011-101 Class SA
Interest Only STRIP
5.413% due 10/25/41 (Ê) 2,638
453
Series 2011-134 Class SP
Interest Only STRIP
5.513% due 02/25/41 (Ê) 4,357
493
Series 2012-19 Class S
Interest Only STRIP
5.463% due 03/25/42 (Ê) 6,771
1,272
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 2,005
121
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 847
63
Series 2012-103 Class SD
Interest Only STRIP
5.563% due 09/25/42 (Ê) 2,978
572
Series 2012-116 Class SA
Interest Only STRIP
6.713% due 10/25/42 (Ê) 1,774
366
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 4,927
335
Series 2013-7 Class SA
Interest Only STRIP
6.213% due 02/25/43 (Ê) 6,759
1,665
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,078
48
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 585
25
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 551
20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 998
72
Series 2013-41 Class SP
Interest Only STRIP
5.713% due 06/25/40 (Ê) 425
23
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,379
554
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 914
49
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 4,121
886
Series 2013-107 Class SB
Interest Only STRIP
5.463% due 02/25/43 (Ê) 3,654
733
Series 2014-87 Class MS
Interest Only STRIP
5.763% due 01/25/45 (Ê) 6,339
1,258
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,225
220
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 2,288
382
Series 2015-66 Class AS
Interest Only STRIP
5.763% due 09/25/45 (Ê) 3,034
594
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,933
593
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 6,560
258
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 8,034
1,471
Series 2016-8 Class SA
Interest Only STRIP
5.563% due 03/25/46 (Ê) 7,182
1,295
Series 2016-54 Class SD
Interest Only STRIP
5.513% due 08/25/46 (Ê) 4,051
871
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 8,211
1,570
Series 2016-65 Class CS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 5,420
1,049
Series 2016-83 Class BS
Interest Only STRIP
5.613% due 11/25/46 (Ê) 6,638
1,393

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 753
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40 1,714
250
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 289
22
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,999
163
Series 2017-8 Class SB
Interest Only STRIP
5.613% due 02/25/47 (Ê) 76
16
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 6,335
1,206
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 847
60
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 915
67
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,777
333
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 3,577
297
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 4,463
406
Series 2017-112 Class SG
Interest Only STRIP
5.273% due 01/25/48 (Ê) 2,779
427
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,794
217
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 5,085
787
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,427
271
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 1,675
160
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 5,597
1,260
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,410
473
Series 2018-36 Class SD
Interest Only STRIP
5.763% due 06/25/48 (Ê) 7,442
1,474
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-39 Class SA
Interest Only STRIP
5.713% due 06/25/48 (Ê) 153
22
Series 2018-47 Class SA
Interest Only STRIP
5.763% due 07/25/48 (Ê) 3,432
724
Series 2018-58 Class IO
Interest Only STRIP
5.500% due 08/25/48 7,849
1,599
Series 2018-62 Class SB
Interest Only STRIP
5.713% due 09/25/48 (Ê) 7,200
1,298
Series 2018-86 Class DS
Interest Only STRIP
5.613% due 12/25/48 (Ê) 11,939
1,694
Series 2018-86 Class US
Interest Only STRIP
5.713% due 12/25/48 (Ê) 7,640
1,561
Series 2018-95 Class SA
Interest Only STRIP
5.663% due 01/25/49 (Ê) 4,973
913
Series 2018-95 Class SL
Interest Only STRIP
5.663% due 01/25/49 (Ê) 4,591
898
Series 2019-5 Class SA
Interest Only STRIP
5.613% due 03/25/49 (Ê) 5,598
1,144
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 2,976
169
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 4,074
376
Series 2019-21 Class SB
Interest Only STRIP
5.563% due 05/25/49 (Ê) 109
16
Series 2019-24 Class SA
Interest Only STRIP
5.563% due 05/25/49 (Ê) 2,997
335
Series 2019-26 Class SM
Interest Only STRIP
5.563% due 06/25/49 (Ê) 6,013
808
Series 2019-28 Class S
Interest Only STRIP
5.563% due 06/25/49 (Ê) 4,113
608
Series 2019-32 Class SD
Interest Only STRIP
5.563% due 06/25/49 (Ê) 7,133
1,315
Series 2019-41 Class SB
Interest Only STRIP
5.563% due 08/25/49 (Ê) 75
13
Series 2019-43 Class KS
Interest Only STRIP
5.563% due 08/25/49 (Ê) 7,149
1,105

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
754 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-45 Class SD
Interest Only STRIP
5.563% due 08/25/49 (Ê) 4,020
605
Series 2019-71 Class CS
Interest Only STRIP
5.513% due 11/25/49 (Ê) 1,797
490
Series 2019-73 Class SC
Interest Only STRIP
5.563% due 12/25/49 (Ê) 4,855
829
Series 2019-81 Class SC
Interest Only STRIP
5.513% due 01/25/50 (Ê) 12,327
1,713
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 482
84
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 382
58
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 3,220
444
Freddie Mac
5.000% due 2049 39
43
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 329
15
Series 2010-3747 Class SA
Interest Only STRIP
5.686% due 10/15/40 (Ê) 804
159
Series 2011-3919 Class SA
Interest Only STRIP
5.686% due 09/15/41 (Ê) 3,542
674
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 883
70
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (Ê) 804
169
Series 2012-3981 Class WS
Interest Only STRIP
5.736% due 05/15/41 (Ê) 445
50
Series 2012-3984 Class DS
Interest Only STRIP
5.245% due 01/15/42 (Ê) 1,042
195
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 1,151
105
Series 2012-4016 Class SC
Interest Only STRIP
5.795% due 03/15/42 (Ê) 1,657
299
Series 2012-4033 Class SC
Interest Only STRIP
5.736% due 10/15/36 (Ê) 485
36
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4074 Class KS
Interest Only STRIP
5.886% due 02/15/41 (Ê) 1,170
160
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,605
62
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 5,152
465
Series 2013-4265 Class SD
Interest Only STRIP
5.395% due 01/15/35 (Ê) 3,224
616
Series 2013-4267 Class CS
Interest Only STRIP
5.345% due 05/15/39 (Ê) 428
20
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 1,154
55
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 2,439
259
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 3,194
473
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 1,964
42
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 758
67
Series 2016-4560 Class IO
Interest Only STRIP
5.800% due 05/15/39 (~)(Ê) 1,614
319
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 842
74
Series 2016-4596 Class CS
Interest Only STRIP
5.395% due 06/15/46 (Ê) 5,342
1,049
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 825
107
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 5,261
455
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,025
28
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,113
82
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 1,008
19

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 1,952
30
Series 2017-4678 Class MS
Interest Only STRIP
5.395% due 04/15/47 (Ê) 1,180
266
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 754
27
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 3,045
197
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 610
49
Series 2017-4731 Class QS
Interest Only STRIP
5.386% due 11/15/47 (Ê) 2,081
344
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 5,342
516
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,328
280
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 8,062
525
Series 2018-4808 Class SD
Interest Only STRIP
5.386% due 07/15/48 (Ê) 4,853
782
Series 2019-4882 Class SA
Interest Only STRIP
5.345% due 05/15/49 (Ê) 8,106
1,402
Series 2019-4907 Class AS
Interest Only STRIP
5.186% due 09/25/48 (Ê) 15,574
2,822
Series 2019-4922 Class SB
Interest Only STRIP
5.345% due 04/25/49 (Ê) 3,941
481
Series 2019-4928 Class S
Interest Only STRIP
5.186% due 11/25/49 (Ê) 3,476
552
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 6,970
1,143
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 683
147
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.332% due 02/20/41 (Ê) 3,967
773
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-H24 Class AI
Interest Only STRIP
1.515% due 09/20/63 (~)(Ê) 1,790
69
Ginnie Mae II
3.500% due 2049 257
278
5.000% due 2049 260
291
5.500% due 2049 106
117
4.000% due 2050 36
39
5.000% due 2050 270
305
30 Year TBA(Ï)
4.500% 1,000
1,070
Ginnie Mae REMICS
4.000% due 04/20/50 4,414
541
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 3,223
520
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,783
279
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 6,223
964
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 5,716
987
Series 2010-134 Class ES
Interest Only STRIP
5.282% due 11/20/39 (Ê) 1,454
115
Series 2010-167 Class SG
Interest Only STRIP
5.795% due 08/16/38 (Ê) 1,130
31
Series 2010-H19 Class BI
Interest Only STRIP
1.524% due 08/20/60 (~)(Ê) 2,769
161
Series 2010-H22 Class CI
Interest Only STRIP
2.434% due 10/20/60 (~)(Ê) 2,043
118
Series 2011-22 Class PS
Interest Only STRIP
5.282% due 07/20/40 (Ê) 1,613
144
Series 2011-70 Class WI
Interest Only STRIP
4.077% due 12/20/40 (Ê) 7,302
1,074
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,186
617
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 1,044
87
Series 2011-156 Class SK
Interest Only STRIP
5.882% due 04/20/38 (Ê) 1,891
412
Series 2011-H15 Class AI
Interest Only STRIP
1.579% due 06/20/61 (~)(Ê) 582
30

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
756 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 3,289
503
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 908
150
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 3,535
514
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,540
234
Series 2012-H06 Class AI
Interest Only STRIP
1.402% due 01/20/62 (~)(Ê) 6,907
300
Series 2012-H10 Class AI
Interest Only STRIP
1.264% due 12/20/61 (~)(Ê) 8,464
263
Series 2012-H10 Class SI
Interest Only STRIP
1.484% due 12/20/61 (~)(Ê) 5,331
355
Series 2012-H18 Class NI
Interest Only STRIP
1.513% due 08/20/62 (~)(Ê) 20,446
724
Series 2012-H23 Class WI
Interest Only STRIP
1.622% due 10/20/62 (~)(Ê) 3,095
134
Series 2012-H31 Class DI
Interest Only STRIP
2.133% due 12/20/62 (~)(Ê) 14,459
1,109
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,005
55
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,796
621
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 1,098
131
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 1,056
94
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 6,177
844
Series 2013-152 Class SG
Interest Only STRIP
5.377% due 06/20/43 (Ê) 6,085
1,217
Series 2013-H08 Class BI
Interest Only STRIP
1.783% due 03/20/63 (~)(Ê) 9,044
425
Series 2013-H14 Class XI
Interest Only STRIP
1.709% due 03/20/63 (~)(Ê) 1,696
78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-41 Class SA
Interest Only STRIP
5.382% due 03/20/44 (Ê) 9,929
1,988
Series 2014-58 Class SA
Interest Only STRIP
5.382% due 04/20/44 (Ê) 289
57
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 1,168
55
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,174
151
Series 2014-131 Class BS
Interest Only STRIP
5.406% due 09/16/44 (Ê) 2,725
768
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,466
281
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 2,528
112
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 3,054
95
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 4,542
925
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 4,489
499
Series 2014-H09 Class AI
Interest Only STRIP
1.492% due 01/20/64 (~)(Ê) 5,140
219
Series 2014-H13 Class BI
Interest Only STRIP
1.621% due 05/20/64 (~)(Ê) 6,800
374
Series 2014-H18 Class CI
Interest Only STRIP
1.653% due 09/20/64 (~)(Ê) 4,510
343
Series 2014-H22 Class DI
Interest Only STRIP
1.454% due 11/20/64 (~)(Ê) 2,531
207
Series 2014-H24 Class BI
Interest Only STRIP
1.700% due 11/20/64 (~)(Ê) 13,072
986
Series 2014-H25 Class BI
Interest Only STRIP
1.755% due 12/20/64 (~)(Ê) 2,043
151
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 3,266
454
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 1,137
58

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 757
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 2,452
157
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,415
424
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 1,095
94
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 2,019
130
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,480
58
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,224
111
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 2,068
147
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 3,041
186
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 834
144
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 4,503
764
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 2,070
253
Series 2015-H04 Class AI
Interest Only STRIP
1.632% due 12/20/64 (~)(Ê) 1,064
87
Series 2015-H09 Class BI
Interest Only STRIP
1.756% due 03/20/65 (~)(Ê) 548
38
Series 2015-H10 Class CI
Interest Only STRIP
1.872% due 04/20/65 (~)(Ê) 1,430
126
Series 2015-H13 Class AI
Interest Only STRIP
2.570% due 06/20/65 (~)(Ê) 2,554
221
Series 2015-H15 Class JI
Interest Only STRIP
2.039% due 06/20/65 (~)(Ê) 1,033
101
Series 2015-H18 Class IA
Interest Only STRIP
1.900% due 06/20/65 (~)(Ê) 2,447
164
Series 2015-H22 Class HI
Interest Only STRIP
2.057% due 08/20/65 (~)(Ê) 649
58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H24 Class BI
Interest Only STRIP
1.679% due 08/20/65 (~)(Ê) 1,732
69
Series 2015-H25 Class AI
Interest Only STRIP
1.675% due 09/20/65 (~)(Ê) 1,327
93
Series 2015-H26 Class GI
Interest Only STRIP
1.862% due 10/20/65 (~)(Ê) 768
68
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 663
44
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 308
53
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 397
39
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,557
253
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 4,420
378
Series 2016-77 Class SC
Interest Only STRIP
5.382% due 10/20/45 (Ê) 1,067
227
Series 2016-77 Class SL
Interest Only STRIP
5.377% due 03/20/43 (Ê) 1,107
126
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 1,915
122
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 4,086
365
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,379
40
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 526
91
Series 2016-167 Class SB
Interest Only STRIP
5.227% due 04/20/38 (Ê) 35
—
Series 2016-H01 Class AI
Interest Only STRIP
1.669% due 01/20/66 (~)(Ê) 16,171
1,567
Series 2016-H04 Class KI
Interest Only STRIP
1.581% due 02/20/66 (~)(Ê) 1,003
81
Series 2016-H06 Class AI
Interest Only STRIP
1.666% due 02/20/66 (~)(Ê) 2,180
245

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
758 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H08 Class AI
Interest Only STRIP
2.200% due 08/20/65 (~)(Ê) 5,939
441
Series 2016-H13 Class EI
Interest Only STRIP
1.946% due 04/20/66 (~)(Ê) 9,533
1,008
Series 2016-H13 Class MI
Interest Only STRIP
1.741% due 06/20/66 (~)(Ê) 5,077
165
Series 2016-H16 Class DI
Interest Only STRIP
2.466% due 06/20/66 (~)(Ê) 24,002
2,242
Series 2016-H20 Class NI
Interest Only STRIP
2.565% due 09/20/66 (~)(Ê) 15,335
1,666
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 12,004
1,353
Series 2016-H22 Class AI
Interest Only STRIP
2.431% due 10/20/66 (~)(Ê) 7,128
793
Series 2016-H22 Class IO
Interest Only STRIP
1.924% due 10/20/66 (~)(Ê) 6,067
506
Series 2016-H24 Class AI
Interest Only STRIP
2.181% due 11/20/66 (~)(Ê) 7,613
881
Series 2016-H24 Class DI
Interest Only STRIP
2.536% due 11/20/66 (~)(Ê) 2,597
291
Series 2016-H24 Class KI
Interest Only STRIP
2.996% due 11/20/66 (~)(Ê) 1,761
207
Series 2016-H25 Class GI
Interest Only STRIP
1.559% due 11/20/66 (~)(Ê) 4,209
207
Series 2016-H27 Class BI
Interest Only STRIP
2.555% due 12/20/66 (~)(Ê) 11,172
1,093
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 3,524
85
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 818
23
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 2,129
250
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 3,853
728
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,661
287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 6,271
1,062
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 529
36
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 2,174
392
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 987
90
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 5,381
306
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 578
45
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 3,053
575
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 731
88
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,909
149
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 4,711
1,082
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 5,382
255
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,332
428
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 3,240
256
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 447
49
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 501
81
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 1,282
26
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,104
58
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 2,920
169

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 3,711
153
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 3,231
558
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 685
33
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 1,719
53
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 603
113
Series 2017-H01 Class AI
Interest Only STRIP
2.086% due 12/20/66 (~)(Ê) 11,787
1,183
Series 2017-H02 Class BI
Interest Only STRIP
2.466% due 01/20/67 (~)(Ê) 632
65
Series 2017-H02 Class HI
Interest Only STRIP
2.371% due 01/20/67 (~)(Ê) 16,604
1,677
Series 2017-H03 Class AI
Interest Only STRIP
2.548% due 12/20/66 (~)(Ê) 9,085
1,015
Series 2017-H03 Class CI
Interest Only STRIP
2.874% due 12/20/66 (~)(Ê) 19,681
2,267
Series 2017-H03 Class DI
Interest Only STRIP
2.726% due 12/20/66 (~)(Ê) 2,477
313
Series 2017-H03 Class EI
Interest Only STRIP
2.483% due 01/20/67 (~)(Ê) 1,888
286
Series 2017-H04 Class AI
Interest Only STRIP
2.180% due 02/20/67 (~)(Ê) 11,284
1,396
Series 2017-H04 Class BI
Interest Only STRIP
2.466% due 02/20/67 (~)(Ê) 6,802
748
Series 2017-H05 Class AI
Interest Only STRIP
2.302% due 01/20/67 (~)(Ê) 9,399
1,088
Series 2017-H05 Class CI
Interest Only STRIP
2.270% due 02/20/67 (~)(Ê) 2,716
360
Series 2017-H06 Class BI
Interest Only STRIP
2.409% due 02/20/67 (~)(Ê) 5,862
571
Series 2017-H06 Class DI
Interest Only STRIP
1.838% due 02/20/67 (~)(Ê) 5,220
374
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H06 Class EI
Interest Only STRIP
1.647% due 02/20/67 (~)(Ê) 4,351
271
Series 2017-H08 Class DI
Interest Only STRIP
1.596% due 02/20/67 (~)(Ê) 2,374
334
Series 2017-H08 Class EI
Interest Only STRIP
1.461% due 02/20/67 (~)(Ê) 1,821
193
Series 2017-H08 Class NI
Interest Only STRIP
1.715% due 03/20/67 (~)(Ê) 6,187
594
Series 2017-H09 Class DI
Interest Only STRIP
1.973% due 03/20/67 (~)(Ê) 5,097
457
Series 2017-H09 Class IO
Interest Only STRIP
1.818% due 04/20/67 (~)(Ê) 5,090
479
Series 2017-H11 Class DI
Interest Only STRIP
1.884% due 05/20/67 (~)(Ê) 2,032
185
Series 2017-H14 Class JI
Interest Only STRIP
2.190% due 06/20/67 (~)(Ê) 436
56
Series 2017-H14 Class LI
Interest Only STRIP
2.250% due 06/20/67 (~)(Ê) 4,501
451
Series 2017-H15 Class CI
Interest Only STRIP
1.695% due 06/20/67 (~)(Ê) 5,619
393
Series 2017-H16 Class EI
Interest Only STRIP
1.814% due 08/20/67 (~)(Ê) 9,223
806
Series 2017-H16 Class FI
Interest Only STRIP
2.527% due 08/20/67 (~)(Ê) 12,424
1,291
Series 2017-H16 Class HI
Interest Only STRIP
1.881% due 08/20/67 (~)(Ê) 661
57
Series 2017-H16 Class IB
Interest Only STRIP
2.030% due 08/20/67 (~)(Ê) 2,944
245
Series 2017-H18 Class CI
Interest Only STRIP
2.551% due 09/20/67 (~)(Ê) 534
67
Series 2017-H18 Class FI
Interest Only STRIP
2.407% due 09/20/67 (~)(Ê) 12,816
1,692
Series 2017-H18 Class IO
Interest Only STRIP
2.700% due 08/20/67 (~)(Ê) 6,763
599
Series 2017-H19 Class MI
Interest Only STRIP
2.053% due 04/20/67 (~)(Ê) 8,368
831

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
760 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class AI
Interest Only STRIP
2.354% due 10/20/67 (~)(Ê) 8,280
985
Series 2017-H20 Class DI
Interest Only STRIP
2.353% due 10/20/67 (~)(Ê) 5,526
673
Series 2017-H20 Class HI
Interest Only STRIP
2.303% due 10/20/67 (~)(Ê) 3,266
392
Series 2017-H21 Class DI
Interest Only STRIP
2.064% due 10/20/67 (~)(Ê) 19,051
1,562
Series 2017-H22 Class DI
Interest Only STRIP
2.463% due 11/20/67 (~)(Ê) 7,510
930
Series 2017-H22 Class EI
Interest Only STRIP
2.719% due 10/20/67 (~)(Ê) 4,216
389
Series 2017-H22 Class GI
Interest Only STRIP
2.469% due 10/20/67 (~)(Ê) 7,990
1,017
Series 2017-H22 Class KI
Interest Only STRIP
2.286% due 11/20/67 (~)(Ê) 2,975
338
Series 2017-H23 Class KI
Interest Only STRIP
1.744% due 11/20/67 (~)(Ê) 13,144
850
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 4,055
427
Series 2018-18 Class HS
Interest Only STRIP
2.000% due 02/20/48 (Ê) 16,991
1,059
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 3,443
505
Series 2018-67 Class SC
Interest Only STRIP
5.482% due 05/20/48 (Ê) 2,801
429
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 4,809
646
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 2,538
394
Series 2018-89 Class LS
Interest Only STRIP
5.482% due 06/20/48 (Ê) 4,195
628
Series 2018-100 Class S
Interest Only STRIP
5.482% due 07/20/48 (Ê) 9,335
1,399
Series 2018-104 Class SD
Interest Only STRIP
5.482% due 08/20/48 (Ê) 7,094
1,123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-105 Class SG
Interest Only STRIP
5.532% due 08/20/48 (Ê) 3,134
578
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 4,643
285
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,904
141
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 766
131
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 7,071
827
Series 2018-H01 Class AI
Interest Only STRIP
2.396% due 01/20/68 (~)(Ê) 4,782
623
Series 2018-H01 Class CI
Interest Only STRIP
1.935% due 01/20/68 (~)(Ê) 3,738
295
Series 2018-H01 Class KI
Interest Only STRIP
2.003% due 01/20/68 (~)(Ê) 7,065
563
Series 2018-H02 Class AI
Interest Only STRIP
2.503% due 01/20/68 (~)(Ê) 3,837
424
Series 2018-H02 Class KI
Interest Only STRIP
2.047% due 02/20/68 (~)(Ê) 6,500
454
Series 2018-H03 Class XI
Interest Only STRIP
2.319% due 02/20/68 (~)(Ê) 4,369
576
Series 2018-H04 Class GI
Interest Only STRIP
1.974% due 02/20/68 (~)(Ê) 5,833
357
Series 2018-H04 Class IO
Interest Only STRIP
1.463% due 02/20/68 (~)(Ê) 2,783
318
Series 2018-H05 Class ID
Interest Only STRIP
1.576% due 03/20/68 (~)(Ê) 3,001
330
Series 2018-H05 Class IE
Interest Only STRIP
1.442% due 02/20/68 (~)(Ê) 5,796
728
Series 2018-H06 Class HI
Interest Only STRIP
1.973% due 04/20/68 (~)(Ê) 3,730
232
Series 2018-H06 Class KI
Interest Only STRIP
1.804% due 04/20/68 (~)(Ê) 3,359
399
Series 2018-H08 Class AI
Interest Only STRIP
1.817% due 03/20/68 (~)(Ê) 18,965
811

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 761
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H08 Class FI
Interest Only STRIP
1.594% due 06/20/68 (~)(Ê) 9,549
868
Series 2018-H08 Class IO
Interest Only STRIP
1.947% due 06/20/68 (~)(Ê) 13,855
914
Series 2018-H09 Class EI
Interest Only STRIP
2.016% due 06/20/68 (~)(Ê) 10,589
1,183
Series 2018-H11 Class BI
Interest Only STRIP
2.076% due 06/20/68 (~)(Ê) 5,883
641
Series 2018-H11 Class CI
Interest Only STRIP
2.082% due 07/20/68 (~)(Ê) 12,484
1,389
Series 2018-H13 Class DI
Interest Only STRIP
2.334% due 08/20/68 (~)(Ê) 5,544
616
Series 2018-H13 Class IA
Interest Only STRIP
2.357% due 08/20/68 (~)(Ê) 4,603
506
Series 2018-H13 Class NI
Interest Only STRIP
2.598% due 08/20/68 (~)(Ê) 11,436
1,309
Series 2019-6 Class SM
Interest Only STRIP
5.332% due 01/20/49 (Ê) 4,079
522
Series 2019-20 Class SC
Interest Only STRIP
5.382% due 02/20/49 (Ê) 6,216
1,046
Series 2019-23 Class VS
Interest Only STRIP
5.377% due 02/20/49 (Ê) 4,943
896
Series 2019-78 Class SJ
Interest Only STRIP
5.332% due 06/20/49 (Ê) 561
67
Series 2019-78 Class SM
Interest Only STRIP
5.382% due 06/20/49 (Ê) 5,185
738
Series 2019-83 Class JS
Interest Only STRIP
5.382% due 07/20/49 (Ê) 7,859
1,243
Series 2019-99 Class KS
Interest Only STRIP
5.332% due 08/20/49 (Ê) 370
47
Series 2019-110 Class S
Interest Only STRIP
5.332% due 09/20/49 (Ê) 4,727
827
Series 2019-119 Class KS
Interest Only STRIP
5.345% due 09/16/49 (Ê) 4,384
1,150
Series 2019-123 Class SL
Interest Only STRIP
5.377% due 10/20/49 (Ê) 8,332
1,212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 5,341
732
Series 2019-143 Class HS
Interest Only STRIP
5.332% due 09/20/49 (Ê) 5,233
673
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 5,117
658
Series 2019-H15 Class CI
Interest Only STRIP
1.521% due 07/20/69 (~)(Ê) 9,437
750
Series 2019-H15 Class MI
Interest Only STRIP
1.162% due 09/20/69 (~)(Ê) 7,728
692
Series 2019-H16 Class IA
Interest Only STRIP
1.038% due 10/20/69 (~)(Ê) 7,366
481
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 9,282
1,165
Series 2020-15 Class CS
Interest Only STRIP
5.332% due 02/20/50 (Ê) 1,039
121
Series 2020-18 Class ES
Interest Only STRIP
5.382% due 08/20/49 (Ê) 9,449
1,407
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50 12,358
1,445
Series 2020-H02 Class AI
Interest Only STRIP
1.003% due 01/20/70 (~)(Ê) 23,529
1,704
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 216
167
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.766% due 10/15/46 (~)(Ê)(Þ) 1,072
748
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.245% due 07/15/49 (~)(Ê)(Þ) 338
201
Series 2012-C4 Class E
5.420% due 03/15/45 (~)(Ê)(Þ) 563
280
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 91
46
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.222% due 06/15/44 (~)(Ê)(Þ) 46
28
232,165
Non-US Bonds - 3.4%
ABN AMRO Bank NV

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
762 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 12/31/99 (Ê)(ƒ) EUR 400
412
Altice France SA
4.000% due 02/15/28 EUR 228
214
Series REGS
3.000% due 01/15/28 EUR 263
264
3.375% due 01/15/28 EUR 379
389
Anglo American Capital PLC
3.375% due 03/11/29 GBP 600
729
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384
466
Ashland Services B.V.
Series REGS
2.000% due 01/30/28 EUR 150
153
Bank of Ireland
7.375% due 12/29/49 (ƒ) EUR 200
213
BAWAG Group AG
5.000% due 12/31/99 (Ê)(ƒ) EUR 200
198
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (Ê) GBP 660
872
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/25 BRL 6,693
1,441
10.000% due 01/01/27 BRL 3,276
708
Caixa Geral de Depositos SA
10.750% due 12/31/99 (Ê)(ƒ) EUR 200
223
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,285,000
1,764
Series 30YR
6.000% due 01/01/43 CLP 290,000
512
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 4,744,100
1,408
7.500% due 08/26/26 COP 1,274,100
344
7.750% due 09/18/30 COP 6,277,700
1,670
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ) EUR 400
400
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
662
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 28,420
1,111
Series 97
0.450% due 10/25/23 CZK 54,820
2,199
Electricite de France SA
6.000% due 12/29/49 (Ê)(ƒ) GBP 500
647
Eurofins Scientific SE
2.125% due 07/25/24 EUR 100
107
3.250% due 12/31/99 (Ê)(ƒ) EUR 100
98
Faurecia
2.375% due 06/15/27 EUR 100
99
FCE Bank PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.727% due 06/03/22 GBP 481
565
Governor and Co. of the Bank of Ireland
7.375% due 12/29/49 (Ê) EUR 200
213
Grifols , SA
Series REGS
2.250% due 11/15/27 EUR 284
303
Groupama SA
6.375% due 05/29/49 (Ê)(ƒ) EUR 300
356
HT1 Funding GmbH
1.819% due 07/29/49 (Ê)(ƒ) EUR 150
163
Ibercaja Banco SA
2.750% due 07/23/30 (Ê) EUR 100
87
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 3,593,000
249
Series FR56
8.375% due 09/15/26 IDR 44,421,000
3,076
Series FR72
8.250% due 05/15/36 IDR 34,729,000
2,346
Intesa Sanpaolo SpA
4.125% due 12/31/99 (Ê)(ƒ) EUR 250
202
Marks & Spencer Group PLC
4.500% due 07/10/27 GBP 300
340
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109
116
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150
1,254
Series M
5.750% due 03/05/26 MXN 57,400
2,361
7.750% due 05/29/31 MXN 36,782
1,620
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (Ê) EUR 100
47
Peru Government International Bond
Series REGS
5.700% due 08/12/24 PEN 3,860
1,312
Peruvian Government International Bond
Series REGS
6.350% due 08/12/28 PEN 3,835
1,318
6.900% due 08/12/37 PEN 2,230
756
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
106
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
353
Phoenix Group Holdings PLC
5.750% due 12/31/99 (Ê)(ƒ) GBP 200
230
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109
108
Republic of South Africa Government
International Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 763
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2030
8.000% due 01/31/30 ZAR 38,652
1,790
Series 2032
8.250% due 03/31/32 ZAR 3,590
161
Series 2037
8.500% due 01/31/37 ZAR 49,100
2,056
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100
1,217
Series 15YR
5.800% due 07/26/27 RON 1,400
343
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 323,293
4,684
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 200
184
Smurfit Kappa Acquisitions Unlimited
Co.
1.500% due 09/15/27 EUR 313
327
Solvay Finance SA
5.118% due 12/29/49 (Ê)(ƒ) EUR 400
447
Solvay SA
4.250% due 12/31/99 (Ê)(ƒ) EUR 300
337
Telecom Italia SpA
1.125% due 03/26/22 EUR 400
421
2.750% due 04/15/25 EUR 625
681
Teva Pharmaceutical Industries, Ltd.
1.625% due 10/15/28 EUR 100
86
Thailand Government Bond
3.650% due 12/17/21 THB 3,350
108
2.000% due 12/17/22 THB 8,340
266
3.625% due 06/16/23 THB 115,150
3,870
UniCredit SpA
3.875% due 12/31/99 (Ê)(ƒ) EUR 200
157
Unione di Banche Italiane SpA
4.375% due 07/12/29 (Ê) EUR 100
108
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210
214
Virgin Media Secured Finance PLC
Series REGS
4.250% due 01/15/30 GBP 200
242
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 110
118
Ziggo Secured Finance BV
Series REGS
3.375% due 02/28/30 EUR 350
361
52,962
Total Long-Term Investments
(cost $458,402) 435,300
Common Stocks - 52.8%
Consumer Discretionary - 5.3%
Amazon.com, Inc.(Æ) 3,890
9,623
AutoZone, Inc.(Æ) 286
292
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Best Buy Co., Inc. 19,827
1,521
Boyd Gaming Corp. 31,155
520
Carrols Restaurant Group, Inc.(Æ)(Ñ) 663,994
2,424
Choice Hotels International, Inc. 1,465
110
City Developments, Ltd. 68,300
384
Comcast Corp. Class A 11,043
416
Constellis Holdings LLC(Æ) 2,659
—
Costco Wholesale Corp. 1,240
376
Del Taco Restaurants, Inc.(Æ) 415,966
2,446
Diageo PLC 3,359
116
Dongfeng Motor Group Co., Ltd. Class H 3,558,256
2,317
DR Horton, Inc. 2,602
123
Dunkin' Brands Group, Inc. 4,127
259
G4S PLC 8,611,280
11,859
General Motors Co. 174,750
3,895
Hermes International 168
123
Hilton Worldwide Holdings, Inc. 11,969
906
Honda Motor Co., Ltd. 159,100
3,841
Hyundai Motor Co. 10,381
801
Isuzu Motors, Ltd. 147,700
1,127
J Front Retailing Co., Ltd. 111,800
919
Koito Manufacturing Co., Ltd. 199,100
7,538
Lear Corp. 48,370
4,723
Lowe's Cos., Inc. 50,632
5,304
Murata Manufacturing Co., Ltd. 15,900
885
Nike, Inc. Class B 15,788
1,376
Nissan Motor Co., Ltd. 474,800
1,625
NOK Corp. 217,400
2,524
Pou Chen Corp. Class B 103,000
96
Quebecor, Inc. Class B 3,538
77
Redrow PLC 6,805
40
Ritchie Bros Auctioneers, Inc. 3,101
133
Ross Stores, Inc. 1,846
169
SMART Global Holdings, Inc.(Æ)(Ñ) 63,149
1,597
Sumitomo Electric Industries, Ltd. 270,000
2,776
Sumitomo Rubber Industries, Ltd. 45,900
448
Suzuki Motor Corp. 17,600
565
Takashimaya Co., Ltd. 40,000
362
Thomson Reuters Corp.(Æ) 3,880
273
TJX Cos., Inc. 28,502
1,398
Walmart, Inc. 4,783
581
Walt Disney Co. (The) 29,454
3,185
Williams-Sonoma, Inc. 2,336
144
Wolters Kluwer NV 1,662
122
Yamada Denki Co., Ltd. 600,900
2,851
Yamaha Motor Co., Ltd. 48,900
633
83,823
Consumer Staples - 2.1%
Alimentation Couche-Tard, Inc. Class B 4,834
135
Archer-Daniels-Midland Co. 88,850
3,300
Astarta Holding NV(Æ) 35,714
110
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
182
British American Tobacco PLC 7,538
293

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
764 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carlsberg A/S Class B 2,119
267
CVS Health Corp. 3,592
221
elf Beauty, Inc.(Æ) 183,212
2,395
Farmer Brothers Co.(Æ) 150,186
1,388
Fresh Del Monte Produce, Inc.(Ñ) 59,415
1,694
General Mills, Inc. 2,387
143
George Weston, Ltd. 1,934
137
Golden Agri-Resources, Ltd. 12,945,400
1,429
Japan Tobacco, Inc. 240,100
4,488
Kellogg Co. 1,825
120
Kernel Holding SA 98,738
955
Kimberly-Clark Corp. 2,110
292
Koninklijke Ahold Delhaize NV 5,176
126
Lenta , Ltd. - GDR(Æ) 365,932
751
L'Oreal SA 543
158
McCormick & Co., Inc. 628
98
Mondelez International, Inc. Class A 5,016
258
PepsiCo, Inc. 3,396
449
Philip Morris International, Inc. 4,115
307
Primo Water Corp. 1,112,446
11,413
Procter & Gamble Co. (The) 6,277
740
Seven & i Holdings Co., Ltd. 35,500
1,170
Swedish Match AB 3,247
201
Sysco Corp. 2,127
120
Tate & Lyle PLC 28,127
253
33,593
Energy - 2.0%
Algonquin Power & Utilities Corp. 8,668
120
Capital Power Corp. 11,373
220
Cenovus Energy, Inc. 494,748
1,795
Chevron Corp. 39,045
3,592
Crescent Point Energy Corp. 496,119
691
Denison Mines Corp.(Æ)(Ñ) 1,461,275
630
Enterprise Products Partners, LP 130,480
2,291
Fission Uranium Corp.(Æ)(Ñ) 1,326,675
300
Gazprom PJSC 1,146,943
2,941
JX Holdings, Inc. 161,700
573
Kinder Morgan, Inc. 40,999
624
Magnolia Oil & Gas Corp.(Æ)(Ñ) 289,754
1,875
Matrix Service Co.(Æ) 109,763
1,146
NAC Kazatomprom JSC - GDR 64,463
964
National Energy Services Reunited Corp.
(Æ)(Ñ)
84,767
433
OMV AB 7,763
255
Parkland Fuel Corp. 9,924
235
Range Resources Corp.(Ñ) 470,662
2,744
Southcross Energy Partners LLC(Æ) 3,672
—
Southwestern Energy Co.(Æ)(Ñ) 703,709
2,273
TechnipFMC PLC 160,374
1,429
Williams Cos., Inc. (The) 272,706
5,282
Xcel Energy, Inc. 21,932
1,394
31,807
Financial Services - 12.1%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Activia Properties, Inc.(ö) 282
822
Advance Residence Investment Corp.(ö) 120
367
Aedifica (ö) 5,555
538
Aflac, Inc. 9,149
341
Ageas 7,691
277
AGNC Investment Corp.(Æ) 12,079
150
Agree Realty Corp.(Ñ)(ö) 21,701
1,413
Alaris Royalty Corp. 11,327
83
Alleghany Corp. 184
98
Allianz SE 2,105
390
Allied Properties Real Estate Investment
Trust(ö)
26,784
857
Allstate Corp. (The) 2,289
233
alstria office AG(ö) 34,187
512
American Express Co. 1,483
135
American Financial Group, Inc. 1,865
124
American Homes 4 Rent Class A(ö) 11,353
274
American International Group, Inc. 150,676
3,832
American Tower Corp.(ö) 6,894
1,641
Aon PLC 635
110
Apollo Global Management, Inc. 30,953
1,253
ARGAN SA(ö) 5,988
466
Artis Real Estate Investment Trust(ö) 20,454
128
Assicurazioni Generali SpA 20,777
297
Assura PLC(ö) 616,913
592
Assured Guaranty, Ltd. 3,559
106
AvalonBay Communities, Inc.(ö) 844
138
Bank of Montreal 1,151
59
Bank of New York Mellon Corp. (The) 4,130
155
Berkshire Hathaway, Inc. Class B(Æ) 1,120
210
BlackRock, Inc. Class A 391
196
Blackstone Group, Inc. (The) Class A 83,763
4,376
BNP Paribas SA 3,674
116
Boardwalk Real Estate Investment
Trust(ö)
34,957
668
Brookfield Asset Management, Inc.
Class A
4,209
142
Brookfield Property REIT, Inc. Class
A(Ñ)(ö)
18,457
181
Brown & Brown, Inc. 4,846
174
CA Immobilien Anlagen AG 12,190
388
CapitaLand, Ltd.(Æ) 214,300
452
Castellum AB 35,597
624
Catena AB 10,027
319
CBOE Global Markets, Inc. 2,585
257
CBRE Group, Inc. Class A(Æ) 4,287
184
Charter Hall Group - ADR(ö) 147,816
727
Chiba Bank, Ltd. (The) 99,000
459
China Overseas Land & Investment, Ltd. 302,000
1,089
Chubb, Ltd. 1,129
122
CI Financial Corp. 19,908
212
Cincinnati Financial Corp. 3,273
215
Citigroup, Inc. 128,545
6,241
CME Group, Inc. Class A 7,652
1,364
Cominar Real Estate Investment Trust(ö) 27,974
171
Commerce Bancshares, Inc. 2,487
152

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 765
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Covivio (ö) 3,335
209
Credit Agricole SA 14,083
113
Credit Saison Co., Ltd. 146,300
1,669
Crown Castle International Corp.(ö) 2,589
413
CTO Realty Growth, Inc.(Æ) 61,217
2,573
Dai-ichi Life Holdings, Inc. 178,400
2,240
Daiwa House REIT Investment Corp.(ö) 509
1,229
Derwent London PLC(ö) 17,410
682
Deutsche Boerse AG 1,322
206
Deutsche Wohnen SE 29,926
1,214
Digital Realty Trust, Inc.(Ñ)(ö) 20,446
3,056
Duke Realty Corp.(ö) 36,917
1,281
Dundee Corp. Class A 82,535
64
Edenred 855
34
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
3,796,077
673
Empire State Realty Trust, Inc. Class
A(ö)
64,575
540
Entra ASA(Ñ)(Þ) 41,704
527
Equinix , Inc.(Æ)(ö) 4,222
2,851
Equity Residential(ö) 42,674
2,776
Erste Group Bank AG 11,165
243
ESR Cayman, Ltd.(Æ)(Þ) 273,600
601
Essent Group, Ltd. 39,845
1,089
Essex Property Trust, Inc.(ö) 13,269
3,239
Etalon Group, Ltd. - GDR 724,506
826
Extra Space Storage, Inc.(ö) 16,092
1,420
Fastighets AB Balder Class B(Æ) 15,583
615
Fidelity National Financial, Inc. 2,938
79
Fidelity National Information Services,
Inc.
3,638
480
First American Financial Corp. 2,500
115
First Citizens BancShares , Inc. Class A 485
185
First Hawaiian, Inc. 6,693
118
FNB Corp. 15,928
129
Gecina SA(ö) 7,659
1,000
Genworth MI Canada, Inc. 6,654
164
Getty Realty Corp.(ö) 76,791
2,086
Globe Life Inc.(Æ) 2,140
176
GLP J-REIT(Æ)(ö) 1,348
1,728
Goodman Group(ö) 59,094
497
Grainger PLC 106,560
359
Granite Real Estate Investment Trust(ö) 3,509
160
Great-West Lifeco , Inc. 13,317
219
Groupe Bruxelles Lambert SA 2,505
200
Hang Lung Properties, Ltd. - ADR 388,000
829
Hanover Insurance Group, Inc. (The) 988
99
Hartford Financial Services Group, Inc. 2,490
95
Healthcare Trust of America, Inc. Class
A(ö)
32,030
789
Healthpeak Properties, Inc.(ö) 42,684
1,116
HomeStreet , Inc. 241,710
6,176
Host Hotels & Resorts, Inc.(ö) 76,855
946
IGM Financial, Inc. 11,655
247
Instone Real Estate Group AG(Æ)(Þ) 20,647
419
Intact Financial Corp. 1,346
128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercontinental Exchange, Inc. 2,453
219
Intesa Sanpaolo SpA 83,176
130
Invitation Homes, Inc.(ö) 56,377
1,333
Jack Henry & Associates, Inc. 2,536
415
Japan Prime Realty Investment Corp.(ö) 173
478
Jones Lang LaSalle, Inc. 5,204
549
JPMorgan Chase & Co. 53,863
5,158
Keppel DC REIT(ö) 648,500
1,075
Kilroy Realty Corp.(ö) 32,925
2,050
Kimco Realty Corp.(ö) 96,212
1,050
KKR & Co., Inc. Class A 170,585
4,300
Klepierre SA - GDR(ö) 39,200
794
LEG Immobilien AG 12,295
1,413
Life Storage, Inc.(Æ)(ö) 660
58
Link Real Estate Investment Trust(ö) 214,500
1,902
LondonMetric Property PLC(ö) 180,219
441
LSR Group PJSC 33,861
276
Manulife Financial Corp. 10,889
137
Mapletree Industrial Trust(Æ)(ö) 141,700
254
Marsh & McLennan Cos., Inc. 1,820
177
MasterCard, Inc. Class A 20,016
5,504
Medical Properties Trust, Inc.(ö) 56,816
974
Merck & Co., Inc. 5,094
404
MFA Financial, Inc.(ö) 54,293
95
MGIC Investment Corp. 14,541
106
Mirvac Group(ö) 785,239
1,123
Mitsubishi Estate Co., Ltd. 192,200
3,128
Mitsubishi UFJ Financial Group, Inc. 911,500
3,663
Mitsui Fudosan Co., Ltd. 145,400
2,685
Mitsui Fudosan Logistics Park, Inc.(ö) 90
354
Morgan Stanley 27,537
1,086
Moscow Exchange MICEX-RTS PJSC 552,409
896
Muenchener Rueckversicherungs-
Gesellschaft AG
1,726
380
Nasdaq, Inc. 1,146
126
National Bank of Canada 3,573
144
New World Development Co., Ltd. 961,000
1,129
Nippon Building Fund, Inc.(ö) 160
955
Nippon REIT Investment Corp.(ö) 154
457
Nomura Holdings, Inc. 354,800
1,476
Nomura Real Estate Holdings, Inc. 16,700
273
Northern Trust Corp. 2,276
180
Northview Apartment Real Estate
Investment Trust(ö)
6,708
170
Omega Healthcare Investors, Inc.(ö) 15,780
460
Parkway Life Real Estate Investment
Trust(Æ)(ö)
251,300
583
PAX Global Technology, Ltd. 2,041,000
872
PayPal Holdings, Inc.(Æ) 41,127
5,059
PNC Financial Services Group, Inc.
(The)
1,835
196
Popular, Inc. 131,661
5,081
Power Corp. of Canada 15,608
250
Prologis, Inc.(ö) 68,061
6,073
Public Storage(ö) 13,870
2,572
Real Estate Credit Investments, Ltd. 63,999
87

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
766 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regency Centers Corp.(ö) 9,493
417
Regional REIT, Ltd.(ö)(Þ) 124,416
122
Reinsurance Group of America, Inc.
Class A
866
91
RioCan Real Estate Investment Trust(ö) 7,544
86
SBA Communications Corp.(ö) 3,262
946
Sberbank of Russia PJSC Class T 573,485
1,527
Segro PLC(ö) 112,602
1,178
Simon Property Group, LP(ö) 29,469
1,968
SmartCentres Real Estate Investment
Trust(ö)
19,105
293
Sprott , Inc.(Ñ) 421,454
1,032
Starwood Property Trust, Inc.(ö) 18,126
235
Sumitomo Mitsui Financial Group, Inc. 155,300
4,090
Sumitomo Mitsui Trust Holdings, Inc. 51,400
1,502
Sun Hung Kai Properties, Ltd. 157,500
2,130
Sun Life Financial, Inc. 3,096
106
Swiss Life Holding AG 886
314
Swiss Prime Site AG Class A 2,571
244
T Rowe Price Group, Inc. 1,095
127
Tokyu Fudosan Holdings Corp. 78,700
388
Turkiye Halk Bankasi AS(Æ) 401,248
295
UDR, Inc.(ö) 58,303
2,185
UMH Properties, Inc.(ö) 189,437
2,461
Unibail - Rodamco -Westfield(ö) 2,524
149
UNITE Group PLC (The)(ö) 40,621
448
United Urban Investment Corp.(ö) 291
292
Uranium Participation Corp.(Æ) 385,847
1,358
US Bancorp 4,514
165
Valley National Bancorp 16,985
142
Ventas, Inc.(ö) 36,005
1,165
VEREIT, Inc.(ö) 178,279
977
VICI Properties, Inc.(Ñ)(ö) 95,190
1,658
Visa, Inc. Class A(Ñ) 13,490
2,411
Vonovia SE 33,717
1,666
Warehouses De Pauw CVA(Æ)(ö) 17,075
468
Waterstone Financial, Inc. 4,646
67
Welltower , Inc.(ö) 70,952
3,635
Western Union Co. (The)(Ñ) 5,430
104
White Mountains Insurance Group, Ltd. 121
118
WR Berkley Corp. 6,382
345
Yellow Cake PLC(Æ)(Þ) 303,340
841
Zions Bancorp NA 8,511
269
Zurich Insurance Group AG 336
107
190,224
Health Care - 3.3%
AbbVie, Inc.(Ñ) 106,999
8,794
Amgen, Inc. 1,901
455
Bayer AG 11,585
767
BeiGene , Ltd. - ADR(Æ)(Ñ) 8,416
1,286
Bio-Rad Laboratories, Inc. Class A(Æ) 4,928
2,169
BioSpecifics Technologies Corp.(Æ) 43,559
2,479
Bristol-Myers Squibb Co. 31,637
1,924
Chemed Corp. 429
179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chr Hansen Holding A/S 13,929
1,202
Coloplast A/S Class B 4,035
637
DexCom , Inc.(Æ) 9,212
3,088
Encompass Health Corp.(Æ) 1,807
120
Essity Aktiebolag Class B 3,871
126
Exact Sciences Corp.(Æ)(Ñ) 51,925
4,101
Fluidigm Corp.(Æ) 554,531
1,242
Fresenius Medical Care AG & Co. 2,291
180
Fresenius SE & Co. 3,668
160
GlaxoSmithKline PLC - ADR 8,719
183
Hill-Rom Holdings, Inc. 1,968
221
Illumina, Inc.(Æ) 20,120
6,418
Intuitive Surgical, Inc.(Æ) 5,536
2,828
Johnson & Johnson 5,022
754
Laboratory Corp. of America
Holdings(Æ)
748
123
Masimo Corp.(Æ) 769
164
Medtronic PLC 2,393
233
Merck KGaA 2,390
279
Novartis AG 2,738
234
Novo Nordisk A/S Class B 26,679
1,704
Pfizer, Inc. 136,527
5,237
Quest Diagnostics, Inc. 1,313
145
Roche Holding AG 1,605
558
Sanofi - ADR 3,320
325
Smith & Nephew PLC 6,208
122
Stryker Corp. 1,031
192
Takeda Pharmaceutical Co., Ltd. 43,400
1,558
Thermo Fisher Scientific, Inc. 383
128
UnitedHealth Group, Inc. 967
283
Varian Medical Systems, Inc.(Æ) 312
36
West Pharmaceutical Services, Inc. 1,219
231
Zoetis, Inc. Class A 1,694
219
51,084
Materials and Processing - 6.2%
Akzo Nobel NV 3,281
249
Axalta Coating Systems, Ltd.(Æ) 254,852
5,031
Beacon Roofing Supply, Inc.(Æ) 135,112
2,972
Bear Creek Mining Corp.(Æ) 349,332
452
Brenntag AG 3,467
157
Cameco Corp. Class A 432,846
4,311
Carrier Global Corp.(Æ) 3,251
58
Centerra Gold, Inc. 494,921
3,957
Compagnie de Saint-Gobain SA 10,397
276
CRH PLC 3,715
112
DowDuPont , Inc. 159,775
7,512
Formosa Taffeta Co., Ltd. 116,000
132
Fresnillo PLC 110,853
995
Gabriel Resources, Ltd.(Æ) 5,177,278
1,804
Getlink SE 80,847
1,031
Givaudan SA 66
221
Gold Fields, Ltd. - ADR 187,629
1,390
Impala Platinum Holdings, Ltd. 62,982
382
International Paper Co. 56,531
1,936

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 767
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Tower Hill Mines, Ltd.(Æ) 233,332
108
Intrepid Potash, Inc.(Æ) 648,265
624
ISS A/S(Æ) 320,347
4,786
Ivanhoe Mines, Ltd. Class A(Æ) 445,345
934
JFE Holdings, Inc. 101,800
682
Kuraray Co., Ltd. 177,500
1,781
LafargeHolcim , Ltd.(Æ) 3,154
131
Landec Corp.(Æ) 204,482
2,280
LG Corp. Class H 18,063
911
Macfarlane Group PLC 110,978
113
MHP SE - GDR 259,564
1,594
Morgan Advanced Materials PLC 40,405
111
New Gold, Inc.(Æ) 1,574,915
1,273
Newcrest Mining, Ltd. 206,382
3,704
NexGen Energy, Ltd.(Æ)(Ñ) 836,325
1,106
Nippon Steel Corp. 340,600
2,874
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 828,726
477
Novagold Resources, Inc.(Æ) 158,829
1,777
NSK, Ltd. 62,300
430
O-I Glass, Inc. Class I(Ñ) 1,577,873
13,001
Pan American Silver Corp. 38,978
829
Polyus PJSC - GDR 21,023
1,693
Rexel SA Class H 454,271
4,261
Safestore Holdings PLC(ö) 48,182
437
Schweitzer-Mauduit International, Inc. 182,957
5,895
Seabridge Gold, Inc.(Æ)(Ñ) 155,325
2,175
Solvay SA 3,012
235
Toray Industries, Inc. 258,400
1,191
Trane Technologies PLC 1,391
122
Turquoise Hill Resources, Ltd.(Æ) 3,985,477
2,013
Westrock Co. 145,906
4,697
Wheaton Precious Metals Corp.(Ñ) 47,325
1,787
97,010
Producer Durables - 7.6%
Accenture PLC Class A 1,786
331
Aena SA(Þ) 16,950
2,145
Aeroports de Paris 6,802
667
Air Transport Services Group, Inc.(Æ) 119,468
2,418
Alstom SA(Æ) 6,039
248
Ametek , Inc. 2,846
239
Argan , Inc. 48,245
1,811
Atlantia SpA 145,443
2,373
Auckland International Airport, Ltd. 257,670
953
Aurizon Holdings, Ltd. 149,988
453
Automatic Data Processing, Inc. 870
128
Bouygues SA - ADR 10,447
322
CAE, Inc. 10,355
171
Canadian National Railway Co. 1,056
87
Central Japan Railway Co. 1,900
299
China Merchants Port Holdings Co., Ltd. 262,000
333
COSCO Shipping Ports, Ltd. 368,000
195
Cummins, Inc. 2,234
365
Curtiss-Wright Corp. 2,109
219
Danaher Corp. 1,631
267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diana Shipping, Inc.(Æ) 210,900
396
Dover Corp. 1,138
107
East Japan Railway Co. 47,200
3,444
Eaton Corp. PLC 277
23
Eiffage SA 20,066
1,645
Euronav NV(Ñ) 123,744
1,324
Ferrovial SA 28,007
700
Flughafen Zurich AG(Æ) 12,213
1,509
Fukuda Corp. 5,300
203
General Electric Co. 170,187
1,157
Great Lakes Dredge & Dock Corp.(Æ) 367,171
3,246
Grupo Aeroportuario del Sureste SAB de
CV Class B
121,140
1,212
Guangshen Railway Co., Ltd. Class H 3,756,000
795
Hankook Tire Worldwide Co., Ltd. 64,984
535
Honeywell International, Inc. 2,492
354
Hubbell, Inc. Class B 831
103
Hudson, Ltd. Class A(Æ) 513,580
2,517
ICF International, Inc. 63,952
4,703
IDEX Corp. 607
93
IHS Markit , Ltd.(Æ) 27,402
1,844
Industrivarden AB Class C(Æ) 2,802
58
Ingersoll Rand, Inc.(Æ) 2,983
87
Japan Steel Works, Ltd. (The) 34,400
423
JGC Holdings Corp. 228,100
2,219
Jiangsu Expressway Co., Ltd. Class H 1,106,000
1,316
Johnson Controls International PLC(Æ) 2,918
85
Kajima Corp. 275,700
2,882
Kamigumi Co., Ltd. 26,500
467
KBR, Inc. 258,142
5,230
Kirby Corp.(Æ) 2,394
128
Komatsu, Ltd. 114,000
2,173
Kone OYJ Class B 1,958
119
Kuehne & Nagel International AG 1,118
160
Lockheed Martin Corp. 3,287
1,279
Luks Group Vietnam Holdings Co., Ltd. 468,000
75
Mitsubishi Corp. 73,300
1,561
Mitsubishi Heavy Industries, Ltd. 31,400
803
Mitsui & Co., Ltd. 111,300
1,561
Nabtesco Corp. 36,200
1,040
National Express Group PLC 22,505
77
Nestle SA 3,613
382
NGK Spark Plug Co., Ltd. 236,900
3,551
Nippon Express Co., Ltd. 11,400
558
Nippon Yusen 83,500
1,103
Norfolk Southern Corp. 1,138
195
Northrop Grumman Corp. 3,835
1,268
Organo Corp. 12,200
650
Orion Group Holdings, Inc.(Æ) 353,771
892
Orkla ASA 13,923
126
Oshkosh Corp. 60,745
4,102
Otis Worldwide Corp. 69,739
3,550
PACCAR, Inc. 5,762
399
Paychex, Inc. 6,710
460
Persol Holdings Co., Ltd. 596,400
6,947

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
768 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV(Æ)
60,823
423
QinetiQ Group PLC 34,578
133
Radiant Logistics, Inc.(Æ) 459,040
1,965
Republic Services, Inc. Class A 2,645
207
Roper Technologies, Inc. 729
249
Safran SA 967
89
Schindler Holding AG 642
138
Seiko Epson Corp. 156,600
1,775
Signature Aviation PLC 280,949
693
Sinotrans , Ltd. Class H 9,315,000
2,260
Skanska AB Class B(Æ) 6,525
125
Southwest Airlines Co. 4,487
140
Stolt-Nielsen, Ltd. Class A 71,340
611
TFI International, Inc.(Æ) 3,455
96
Toromont Industries, Ltd. 5,775
271
Transurban Group - ADR(Æ) 378,556
3,383
TreeHouse Foods, Inc.(Æ) 140,111
7,247
Tsakos Energy Navigation, Ltd. 153,076
529
Tutor Perini Corp.(Æ)(Ñ) 118,218
828
United Parcel Service, Inc. Class B 1,917
181
USA Truck, Inc.(Æ)(Ñ) 164,409
819
Vectrus , Inc.(Æ) 129,782
6,749
Vinci SA 20,730
1,699
Waste Management, Inc. 380
38
Yamato Holdings Co., Ltd. 151,200
2,639
119,147
Technology - 9.4%
Adobe, Inc.(Æ) 9,041
3,197
Alibaba Group Holding, Ltd. - ADR(Æ) 12,569
2,548
Alpha & Omega Semiconductor, Ltd.(Æ) 113,391
1,364
Alphabet, Inc. Class A(Æ) 3,309
4,456
Alphabet, Inc. Class C(Æ) 1,331
1,795
Alteryx , Inc. Class A(Æ)(Ñ) 16,948
1,918
Amadeus IT Group SA Class A 5,367
259
Amphenol Corp. Class A 5,085
449
Apple, Inc. 14,243
4,185
Arrow Electronics, Inc.(Æ) 4,760
299
Atos SE 71,904
5,135
Autodesk, Inc.(Æ) 17,113
3,202
Axcelis Technologies, Inc.(Æ) 132,132
3,087
BCE, Inc. 1,892
77
Bill.Com Holdings, Inc.(Æ)(Ñ) 38,629
2,275
CGI Group, Inc.(Æ) 5,191
331
Citrix Systems, Inc. 3,025
439
CommScope Holding Co., Inc.(Æ)(Ñ) 158,882
1,749
CrowdStrike Holdings, Inc. Class A(Æ) 31,935
2,161
Dassault Systemes SE 2,274
333
DXC Technology Co. 669,717
12,141
Facebook, Inc. Class A(Æ) 47,227
9,667
FANUC Corp. 21,200
3,496
FireEye, Inc.(Æ) 191,974
2,210
Foxconn Technology Co., Ltd. 63,000
120
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 12,765
732
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genpact , Ltd. 7,092
244
Intel Corp. 106,451
6,384
Intuit, Inc. 444
120
Juniper Networks, Inc. 81,840
1,768
Lite-On Technology Corp. 83,000
129
Maxar Technologies, Inc.(Ñ) 402,764
5,079
Microsoft Corp. 36,054
6,460
MicroStrategy , Inc. Class A(Æ) 41,350
5,224
Motorola Solutions, Inc. 1,062
153
NeoPhotonics Corp.(Æ) 577,483
5,555
Nice, Ltd. - ADR(Æ) 9,359
1,538
Nuance Communications, Inc.(Æ) 6,923
140
NVC Lighting Holdings, Ltd. 2,401,000
51
Ooma , Inc.(Æ) 261,990
3,055
Open Text Corp. 6,507
246
Oracle Corp. 6,762
358
Pegatron Corp. 76,000
165
Pinterest, Inc. Class A(Æ)(Ñ) 131,185
2,710
QUALCOMM, Inc. 14,059
1,106
Raytheon Technologies Corp.(Æ) 43,437
2,815
Salesforce.com, Inc.(Æ) 27,590
4,468
ServiceNow , Inc.(Æ) 19,964
7,017
Shopify, Inc. Class A(Æ) 4,425
2,798
Snap, Inc. Class A(Æ)(Ñ) 248,942
4,384
Splunk , Inc.(Æ) 15,971
2,242
Synnex Technology International Corp. 111,000
148
Tencent Holdings, Ltd. 45,433
2,410
Texas Instruments, Inc. 1,087
126
Twilio , Inc. Class A(Æ) 38,496
4,323
Twitter, Inc.(Æ) 73,054
2,095
Uber Technologies, Inc.(Æ) 132,988
4,026
VeriSign, Inc.(Æ) 600
126
Vodafone Group PLC - ADR 200,902
2,840
Wistron Corp. 164,000
152
WPG Holdings, Ltd. 102,000
132
148,212
Utilities - 4.8%
AES Corp. 8,190
109
Alliant Energy Corp. 24,424
1,186
American Electric Power Co., Inc. 23,087
1,919
AT&T, Inc. 12,109
369
Atco, Ltd. Class I 6,068
170
Atmos Energy Corp. 868
89
Avangrid , Inc. 7,354
316
Avista Corp. 9,767
420
Brigham Minerals, Inc. Class A 111,142
1,433
Canadian Utilities, Ltd. Class A 4,872
119
CenterPoint Energy, Inc. 305,477
5,202
Centrais Eletricas Brasileiras SA(Æ) 365,581
1,630
Cheniere Energy, Inc.(Æ) 31,046
1,450
China Communications Services Corp.,
Ltd. Class H
4,066,886
2,842
China Power International Development,
Ltd.
578,000
116

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 769
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Telecom Corp., Ltd. Class H 3,230,000
1,106
CLP Holdings, Ltd. 54,000
576
Dominion Energy, Inc. 41,854
3,228
Duke Energy Corp. 2,348
199
E.ON SE 4,006
40
Electric Power Development Co., Ltd. 90,700
1,817
Electricite de France SA 290,082
2,315
Emera , Inc.(Ñ) 13,908
554
Enbridge, Inc. 48,932
1,499
Endesa SA - ADR 9,885
220
Enel SpA 42,755
293
Energias de Portugal SA 61,587
260
Engie SA 13,275
144
Entergy Corp. 1,403
134
Evergy , Inc. 15,129
884
Eversource Energy(Æ) 15,685
1,266
Exelon Corp. 55,294
2,050
Federal Grid PJSC 1,031,508,279
2,554
FirstEnergy Corp. 2,604
107
Fortum OYJ(Ñ) 11,545
192
Gibson Energy, Inc. 17,514
250
HighPoint Resources Corp.(Æ)(Ñ) 33,425
11
Hydro One, Ltd.(Þ) 7,186
130
Iberdrola SA 15,014
151
Innergex Renewable Energy, Inc. 8,867
119
Inpex Corp. 54,000
344
International Business Machines Corp. 19,256
2,418
KDDI Corp. 45,600
1,314
Keyera Corp. 11,733
174
Korea Electric Power Corp. - ADR 97,266
1,235
KT Corp. 26,598
522
KT Corp. - ADR 330,362
3,242
Magellan Midstream Partners, LP 35,526
1,461
MDU Resources Group, Inc. 7,287
164
MEG Energy Corp. Class A(Æ) 464,992
1,039
National Grid PLC 178,043
2,096
NextEra Energy, Inc. 17,051
3,941
Nippon Telegraph & Telephone Corp. 141,300
3,219
NiSource, Inc. 35,549
893
Northland Power, Inc. 6,277
135
OGE Energy Corp. 4,126
130
Osaka Gas Co., Ltd. 73,000
1,354
Pembina Pipeline Corp. 52,288
1,199
PNM Resources, Inc. 10,291
417
Portland General Electric Co. 7,794
365
PPL Corp. 10,190
259
RingCentral, Inc. Class A(Æ) 5,134
1,173
Rubis SCA 21,123
949
RusHydro PJSC 331,495,642
2,819
Scottish & Southern Energy PLC 20,056
316
Severn Trent PLC Class H 14,806
446
Snam Rete Gas SpA 34,154
153
Southern Co. (The) 6,195
351
Swisscom AG 232
121
TC Energy Corp.(Æ) 24,589
1,132
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Gas Co., Ltd. 138,700
3,032
UGI Corp. 22,618
683
Uniper SE 5,395
145
Veolia Environnement SA 6,962
149
Verizon Communications, Inc. 166
10
Vistra Energy Corp. 6,634
130
WEC Energy Group, Inc.(Æ) 2,032
184
75,183
Total Common Stocks
(cost $870,956) 830,083
Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
6.902% (Ÿ) 15,220
735
Energy - 0.0%
Southcross Energy Partners LLC
0.000% 5,386
4
Financial Services - 0.1%
AMG Capital Trust II
5.150% due 10/15/37 11,998
480
Bank of America Corp.
7.250% 536
740
1,220
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.269% (Ÿ) 6,253
523
Total Preferred Stocks
(cost $2,684) 2,482
Options Purchased - 4.8%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021 3,314.80
Call (53,707) EUR 195,092 (ÿ) 4,590
Fannie Mae Bonds
JPMorgan Chase May 2020 106.16
Call (1) USD 147,000 (ÿ) —
JPMorgan Chase Jun 2020 103.97
Call (1) USD 70,000 (ÿ) 391
JPMorgan Chase Jun 2020 104.19
Call (1) USD 57,000 (ÿ) 255
JPMorgan Chase Jun 2020 105.41
Call (1) USD 418,000 (ÿ) 969
JPMorgan Chase Jun 2020 104.28
Put (1) USD 19,000 (ÿ) 125
IBEX 35 Index Futures
Goldman Sachs May 2020
10,082.97 Call (7,810) USD 78,748 (ÿ) 7
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
770 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
2,091
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
2,723
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
2,832
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
2,430
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
2,054
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
1,677
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,633
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
1,405
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
2,644
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
2,362
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
873
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
2,754
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
1,903
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
2,862
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
3,913
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
3,950
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
2,256
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
2,399
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,647
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
2,134
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
2,289
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
1,130
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
2,723
(Bank of America, USD 3 Month LIBOR/
USD 0.840%, USD 29,646, 06/26/20)
Bank of America Jun 2020 0.00
Put (1)
51,881 (ÿ)
1,727
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
873
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
715
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
575
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
703
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
341
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
446
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
481
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
197
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
653
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
710

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 771
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
236
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
600
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
380
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
563
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
723
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
711
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
756
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,850 (ÿ)
744
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
477
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
571
(JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
18,683 (ÿ)
1,099
(JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
31,128 (ÿ)
1,352
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
543
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
583
(JP Morgan, USD 3 Month LIBOR/USD
2.073%, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
278
Total Options Purchased
(cost $68,963) 76,058
Warrants & Rights - 0.0%
NewStar Financial, Inc.(Æ)
(Š)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2021 Warrants 19,324 5
Total Warrants & Rights
(cost $5) 5
Short-Term Investments - 15.8%
Allscripts Healthcare Solutions, Inc.
1.250% due 07/01/20 865
858
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 1,040
206
CalAmp Corp.
1.625% due 05/15/20 1,025
1,014
Cardtronics , Inc.
1.000% due 12/01/20 1,413
1,360
Carestream Health, Inc. Term Loan
7.322% due 02/28/21 (Ê) 377
339
Colony Capital, Inc.
3.875% due 01/15/21 1,555
1,456
Ctrip.com International, Ltd.
1.000% due 07/01/20 1,915
1,888
Echo Global Logistics, Inc.
2.500% due 05/01/20 (ç) 1,236
1,236
Encore Capital Group, Inc.
2.875% due 03/15/21 2,001
1,835
GNC Holdings, Inc.
1.500% due 08/15/20 667
640
Invacare Corp.
5.000% due 02/15/21 319
304
North American Lifting Holdings, Inc.
1st Lien Term Loan
5.950% due 11/27/20 (Ê) 340
170
NPC International, Inc. Term Loan
11.500% due 01/21/21 (Ê) 57
56
PRA Group, Inc.
3.000% due 08/01/20 2,074
2,009
Thailand Government Bond
2.550% due 06/26/20 THB 105,830
3,280
U.S. Cash Management Fund(@)(+) 175,895,486(
∞
)
175,892
United States Treasury Bills
0.402% due 05/05/20 (ç)(ž) 5,092
5,092
1.336% due 05/07/20 (ç)(ž) 1,074
1,074
1.479% due 05/21/20 (ž) 693
692
1.514% due 06/04/20 (ž) 3,814
3,809
0.102% due 06/11/20 (ž) 4,516
4,511
0.094% due 06/18/20 (ž) 9,625
9,624
0.160% due 06/25/20 (ž) 2,279
2,278
0.100% due 07/02/20 (ç)(ž) 1,980
1,980
0.096% due 07/09/20 (ç)(ž) 4,342
4,342
0.103% due 07/16/20 (ž) 2,436
2,435
0.100% due 07/23/20 (ž) 4,939
4,938
0.121% due 08/06/20 (ç)(ž) 1,171
1,171
0.112% due 08/13/20 (ç)(ž) 650
650
0.113% due 08/20/20 (ç)(ž) 687
687
0.113% due 08/27/20 (ç)(ž) 180
180
0.121% due 09/10/20 (ž) 3,855
3,853

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
772 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.129% due 09/24/20 (ž) 1,500
1,499
0.169% due 10/08/20 (ž) 1,365
1,364
Series WI
0.085% due 07/14/20 (ç)(ž) 2,661
2,661
0.095% due 07/21/20 (ç)(ž) 1,893
1,893
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) 100
136
Total Short-Term Investments
(cost $247,467) 247,412
Other Securities - 3.7%
U.S. Cash Collateral Fund(@)(x) 58,753,626 (
∞)
58,754
Total Other Securities
(cost $58,754) 58,754
Total Investments - 105.0%
(identified cost $1,707,231) 1,650,094
Other Assets and Liabilities,
Net - (5.0%)
(78,800)
Net Assets - 100.0%
1,571,294

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 773
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.4%
Aena SA 03/10/17 EUR 16,950 159.83 2,709
2,145
AIMCO 12/12/17 1,000,000 100.00 1,000
672
Alcoa Nederland Holding BV 04/14/20 400,000 98.70 395
387
Calpine Corp. 12/19/19 393,000 99.28 390
383
CenturyLink, Inc. 12/09/19 237,000 101.84 241
225
CenturyLink, Inc. 01/16/20 13,000 100.00 13
13
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
62
Cleveland-Cliffs, Inc. 03/13/20 72,000 87.73 63
45
Dell International LLC / EMC Corp. 09/29/17 600,000 108.52 651
649
Entra ASA 09/22/17 NOK 41,704 13.78 575
527
ESR Cayman, Ltd. 02/20/17 HKD 273,600 2.16 592
601
First Quantum Minerals, Ltd. 02/07/20 200,000 99.27 199
175
Fortive Corp. 11/21/19 2,084,000 97.29 2,028
2,002
Front Range BidCo , Inc. 02/20/20 29,000 100.00 29
28
Granite Point 12/07/17 1,477,000 100.51 1,485
739
Hanesbrands, Inc. 08/08/19 739,000 104.98 776
744
Hydro One, Ltd. 06/22/18 CAD 7,186 15.13 109
130
Instone Real Estate Group AG 05/20/19 EUR 20,647 24.56 507
419
Intesa Sanpaolo SpA 03/10/17 710,000 94.51 671
710
LCM XVIII, LP 04/12/18 500,000 100.00 500
282
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 1,072,000 86.45 927
748
Morgan Stanley Capital I Trust 07/26/17 563,000 87.36 492
280
Morgan Stanley Capital I Trust 08/21/17 338,000 87.85 297
201
Novelis Corp. 01/13/20 281,000 99.00 278
250
NXP BV / NXP Funding LLC 03/10/17 200,000 100.45 201
207
OI European Group BV 07/03/19 126,000 99.94 126
122
Pluralsight , Inc. 01/15/20 1,420,000 88.48 1,256
1,174
Post Holdings, Inc. 02/11/20 52,000 100.07 52
51
Regional REIT, Ltd. 09/23/19 GBP 124,416 1.29 160
122
Sound Point CLO III-R, Ltd. 01/09/19 250,000 96.20 240
118
Steele Creek CLO, Ltd. 11/07/17 500,000 100.00 500
220
Stora Enso OYJ 03/13/17 200,000 115.19 230
272
Tenet Healthcare Corp. 08/14/19 721,000 101.34 731
714
TerraForm Power Operating LLC 01/28/20 307,000 103.64 318
314
Trinitas CLO X, Ltd. 03/15/19 300,000 95.31 286
193
UBS-Barclays Commercial Mortgage Trust 10/18/17 91,000 70.83 64
46
Vonage Holdings Corp. 01/09/20 2,178,000 88.45 1,927
1,952
Wayfair Inc. 04/14/20 1,149,000 80.31 923
1,166
Western Digital Corp. 01/28/19 2,242,000 92.04 2,064
2,058
WFRBS Commercial Mortgage Trust 11/01/17 46,000 88.84 41
28
Yellow Cake PLC 07/08/19 GBP 303,340 2.64 802
841
ZAIS CLO 11, Ltd. 11/16/18 500,000 97.24 486
189
22,204
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
774 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
ABN AMRO Bank NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.898
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AerCap Holdings NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.535
AgroFresh , Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. Term Loan USD 1 Month LIBOR 1.750
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ancestry.com Operations, Inc. Term Loan B USD 1 Month LIBOR 4.250
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 6 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
ASP AMC Merger Sub, Inc. Term Loan B USD 3 Month LIBOR 3.500
AssuredPartners , Inc. Term Loan B USD 1 Month LIBOR 3.500
Barclays Bank PLC USD 3 Month LIBOR 1.550
BAWAG Group AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.415
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
BroadStreet Partners, Inc. Term Loan USD 1 Month LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caixa Geral de Depositos SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 10.925
Cambium Learning Group, Inc. Term Loan USD 3 Month LIBOR 4.500
Carestream Health, Inc. Term Loan USD 3 Month LIBOR 6.250
Castle US Holding Corp. Term Loan USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
CIT Group, Inc. USD 3 Month LIBOR 3.972

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 775
Variable Rate Securities
Securities Referenced Rate Spread %
Cooperatieve Rabobank UA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.702
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Deutsche Postbank Funding Trust I EURIBOR ICE Swap Rate 0.025
Deutsche Postbank Funding Trust III EURIBOR ICE Swap Rate 0.125
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.140
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
GBP Swap Semiannual (versus 6 Month LIBOR) 13
Year Rate 3.958
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
Enbridge, Inc. USD 3 Month LIBOR 3.418
Energy Transfer Operating, LP USD 3 Month LIBOR 4.028
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Enterprise Products Operating LLC USD 3 Month LIBOR 2.570
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eurofins Scientific SE 3 Month EURIBOR 5.167
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 0.500
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.300
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.950
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
776 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.700
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Fort Dearborn Company 1st Lien Term Loan USD 1 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.950
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Froneri , Inc. Term Loan USD 1 Month LIBOR 2.250

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 777
Variable Rate Securities
Securities Referenced Rate Spread %
General Electric Co. USD 3 Month LIBOR 3.330
General Motors Financial Co., Inc. USD 3 Month LIBOR 3.436
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 4.850
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Governor and Co. of the Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Groupama SA 3 Month EURIBOR 5.770
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP 1st Lien Loan USD 1 Month LIBOR 4.500

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
778 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Bank PLC USD 6 Month LIBOR 0.250
HT1 Funding GmbH 12 Month EURIBOR 2.000
HUB International, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Ibercaja Banco SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.882
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
Intesa Sanpaolo SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.274
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jane Street Group LLC Term Loan USD 3 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
MA Finance Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
MH Sub I, LLC 1st Lien Term Loan USD 6 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsubishi UFJ Investor Services & Banking SA 3 Month EURIBOR 4.500
National Westminster Bank PLC USD 3 Month LIBOR 0.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Network i2i, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
New Constellis Borrower LLC 2020 Priority Term Loan USD 1 Month LIBOR 10.000
New Constellis Borrower LLC 2020 Term Loan USD 1 Month LIBOR 7.500
NFP Corp. Term Loan USD 1 Month LIBOR 3.250
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 5.750
NN, Inc. Term Loan USD 1 Month LIBOR 5.750
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
NPC International, Inc. Term Loan USD 1 Month LIBOR 10.000
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 779
Variable Rate Securities
Securities Referenced Rate Spread %
Phoenix Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.169
Plains All American Pipeline, LP USD 3 Month LIBOR 4.110
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 1 Month LIBOR 3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Quikrete Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 3 Month LIBOR 2.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Seattle SpinCo , Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Solvay Acetow GmbH Term Loan USD 3 Month LIBOR 5.500
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.889
Solvay SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.917
SonicWall US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
SuperMoose Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 3.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 2.750
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. 2020 Term Loan F USD 1 Month LIBOR 2.250
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UniCredit SpA EURIBOR ICE Swap Rate 4.081
Unione di Banche Italiane SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
780 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco , Inc. Term Loan USD 1 Month LIBOR 4.500
US Anesthesia Partners, Inc. Term Loan USD 6 Month LIBOR 3.000
USI, Inc. Term Loan B USD 1 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Whatabrands LLC 2020 Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 781
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 16 EUR 1,637 05/20
58
CAC40 Euro Index Futures 91 EUR 4,136 05/20
95
Canadian 10 Year Government Bond Futures 217 CAD 32,418 06/20
1,275
DAX Index Futures 13 EUR 3,527 06/20
512
Dow Jones U.S. Real Estate Index Futures 1,019 USD 30,499 06/20
(1,516)
EURO STOXX 50 Index Futures 85 EUR 2,454 06/20
254
FTSE 100 Index Futures 594 GBP 34,957 06/20
5,220
FTSE/MIB Index Futures 11 EUR 966 06/20
83
IBEX 35 Index Futures 15 EUR 1,038 05/20
(17)
Japan 10 Year Government Bond Futures 49 JPY 7,486,709 06/20
(776)
MSCI EAFE Index Futures 118 USD 9,666 06/20
1,127
MSCI Emerging Markets Index Futures 1,894 USD 85,789 06/20
7,617
MSCI Singapore Index Futures 496 SGD 14,791 05/20
302
OMXS30 Index Futures 60 SEK 9,468 05/20
34
SPI 200 Index Futures 242 AUD 33,517 06/20
1,758
United States Treasury Long Bond Futures 1,165 USD 210,902 06/20
2,697
Short Positions
Euro-Bund Futures 304 EUR 53,027 06/20
18
Long Gilt Futures 113 GBP 15,560 06/20
(649)
NASDAQ 100 E-Mini Index Futures 236 USD 42,426 06/20
(5,159)
Russell 1000 E-Mini Index Futures 2,024 USD 132,238 06/20
(22,125)
S&P 400 E-Mini Index Futures 49 USD 8,042 06/20
(804)
S&P 500 E-Mini Index Futures 897 USD 130,174 06/20
(11,509)
S&P Financial Select Sector Index Futures 53 USD 3,701 06/20
18
S&P Utilities Select Sector Index Futures 521 USD 30,077 06/20
(3,665)
S&P/TSX 60 Index Futures 187 CAD 33,219 06/20
(2,876)
TOPIX Index Futures 628 JPY 9,131,121 06/20
(4,589)
United States 10 Year Treasury Note Futures 20 USD 2,781 06/20
(129)
United States Treasury Ultra Bond Futures 14 USD 3,147 06/20
(330)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(33,076)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
782 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 53,707 2,983.32 EUR 175,583 06/19/20
(9,466)
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.16 USD 147,000 05/06/20
(712)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.97 USD 19,000 06/04/20
(34)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.63 USD 19,000 06/04/20
(68)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.97 USD 70,000 06/04/20
(350)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.19 USD 57,000 06/04/20
(347)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.41 USD 418,000 06/04/20
(741)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 0.840%, USD 29,646,
06/26/20
Bank of America
Call 1 0.00 51,881 06/26/20
(2,007)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 2,758,
03/25/30
Bank of America
Call 2 0.00 9,654 03/25/30
(656)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 21,872,
03/19/25
Bank of America
Call 1 0.00 38,275 03/19/25
(588)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/26/30
Goldman Sachs
Call 1 0.00 15,265 03/26/30
(1,027)
JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20
JPMorgan Chase
Call 1 0.00 18,683 09/24/20
(868)
JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20
JPMorgan Chase
Call 1 0.00 31,128 09/25/20
(1,977)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/25/27
JPMorgan Chase
Call 1 0.00 62,257 03/25/27
(383)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(508)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(513)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/25/25
UBS
Call 1 0.00 38,382 03/25/25
(205)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/25/30
Bank of America
Put 2 0.00 9,654 03/25/30
(694)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/19/25
Bank of America
Put 1 0.00 38,275 03/19/25
(242)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/26/30
Goldman Sachs
Put 1 0.00 15,265 03/26/30
(1,108)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/25/27
JPMorgan Chase
Put 1 0.00 62,257 03/25/27
(362)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(565)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(561)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/25/25
UBS
Put 1 0.00 38,382 03/25/25
(164)
Total Liability for Options Written (premiums received $23,257)
(24,146)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 783
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 3,058 AUD 4,686 05/12/20 (4)
Bank of Montreal USD 4,286 AUD 6,576 06/17/20 —
Bank of Montreal USD 4,132 CAD 5,757 05/12/20 4
Bank of Montreal USD 2,022 CAD 2,900 06/17/20 62
Bank of Montreal USD 4,366 CHF 4,250 05/12/20 38
Bank of Montreal USD 4,164 CHF 3,880 06/17/20 (139)
Bank of Montreal USD 14,139 EUR 13,035 05/12/20 146
Bank of Montreal USD 2,014 EUR 1,877 06/17/20 44
Bank of Montreal USD 10,246 EUR 9,025 06/17/20 (347)
Bank of Montreal USD 6,623 GBP 5,330 05/12/20 91
Bank of Montreal USD 7,279 GBP 5,626 06/17/20 (191)
Bank of Montreal USD 5,449 HKD 42,242 05/12/20 (1)
Bank of Montreal USD 12,511 JPY 1,334,353 05/12/20 (77)
Bank of Montreal USD 4,001 JPY 443,280 06/17/20 132
Bank of Montreal USD 5,268 JPY 548,476 06/17/20 (154)
Bank of Montreal AUD 4,802 USD 2,960 05/12/20 (170)
Bank of Montreal AUD 4,686 USD 3,058 06/09/20 4
Bank of Montreal CAD 5,886 USD 4,160 05/12/20 (69)
Bank of Montreal CAD 5,757 USD 4,132 06/09/20 (4)
Bank of Montreal CAD 6,605 USD 4,804 06/17/20 59
Bank of Montreal CHF 3,766 USD 3,935 05/12/20 33
Bank of Montreal CHF 4,250 USD 4,369 06/09/20 (38)
Bank of Montreal EUR 13,063 USD 14,438 05/12/20 121
Bank of Montreal EUR 13,035 USD 14,147 06/09/20 (146)
Bank of Montreal GBP 5,260 USD 6,545 05/12/20 (81)
Bank of Montreal GBP 5,330 USD 6,624 06/09/20 (91)
Bank of Montreal HKD 38,617 USD 4,978 05/12/20 (3)
Bank of Montreal HKD 42,242 USD 5,447 06/09/20 1
Bank of Montreal JPY 1,168,863 USD 10,845 05/12/20 (47)
Bank of Montreal JPY 1,334,353 USD 12,516 06/09/20 77
Bank of New York USD 3,061 AUD 4,686 05/12/20 (7)
Bank of New York USD 4,285 AUD 6,576 06/17/20 1
Bank of New York USD 4,134 CAD 5,757 05/12/20 2
Bank of New York USD 4,371 CHF 4,250 05/12/20 33
Bank of New York USD 4,172 CHF 3,880 06/17/20 (147)
Bank of New York USD 14,158 EUR 13,035 05/12/20 128
Bank of New York USD 10,269 EUR 9,025 06/17/20 (370)
Bank of New York USD 6,633 GBP 5,330 05/12/20 81
Bank of New York USD 7,280 GBP 5,626 06/17/20 (192)
Bank of New York USD 5,450 HKD 42,242 05/12/20 (1)
Bank of New York USD 12,524 JPY 1,334,353 05/12/20 (89)
Bank of New York USD 5,261 JPY 548,476 06/17/20 (147)
Bank of New York USD 22,820 NZD 38,158 05/22/20 584
Bank of New York AUD 4,802 USD 2,954 05/12/20 (175)
Bank of New York AUD 4,686 USD 3,061 06/09/20 7
Bank of New York CAD 5,886 USD 4,154 05/12/20 (75)
Bank of New York CAD 5,757 USD 4,134 06/09/20 (2)
Bank of New York CAD 6,605 USD 4,806 06/17/20 60
Bank of New York CHF 3,766 USD 3,946 05/12/20 44
Bank of New York CHF 4,250 USD 4,374 06/09/20 (33)
Bank of New York EUR 13,063 USD 14,444 05/12/20 127
Bank of New York EUR 13,035 USD 14,166 06/09/20 (128)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
784 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 5,260 USD 6,526 05/12/20 (99)
Bank of New York GBP 7,487 USD 9,307 05/22/20 (124)
Bank of New York GBP 5,330 USD 6,634 06/09/20 (81)
Bank of New York HKD 38,617 USD 4,978 05/12/20 (3)
Bank of New York HKD 42,242 USD 5,447 06/09/20 1
Bank of New York JPY 1,168,863 USD 10,864 05/12/20 (28)
Bank of New York JPY 1,870,960 USD 17,384 05/22/20 (53)
Bank of New York JPY 1,334,353 USD 12,529 06/09/20 89
Bank of New York SGD 45 USD 32 05/04/20 —
Brown Brothers Harriman PLN 139 USD 33 05/05/20 —
Citigroup USD 4,279 AUD 6,576 06/17/20 7
Citigroup USD 4,151 CHF 3,880 06/17/20 (126)
Citigroup USD 10,210 EUR 9,025 06/17/20 (312)
Citigroup USD 13,280 EUR 12,000 06/17/20 (118)
Citigroup USD 7,263 GBP 5,626 06/17/20 (175)
Citigroup USD 5,237 JPY 548,476 06/17/20 (123)
Citigroup CAD 6,000 USD 4,239 06/17/20 (79)
Citigroup CAD 6,605 USD 4,810 06/17/20 71
Citigroup CNY 417,709 USD 59,925 06/17/20 713
Citigroup KRW 14,666,860 USD 12,244 06/17/20 199
Citigroup RUB 1,424,899 USD 19,620 06/17/20 541
Goldman Sachs USD 4,287 AUD 6,576 06/17/20 (1)
Goldman Sachs USD 4,172 CHF 3,880 06/17/20 (148)
Goldman Sachs USD 10,271 EUR 9,025 06/17/20 (372)
Goldman Sachs USD 7,282 GBP 5,626 06/17/20 (194)
Goldman Sachs USD 5,260 JPY 548,476 06/17/20 (146)
Goldman Sachs CAD 6,605 USD 4,806 06/17/20 60
HSBC USD 270 BRL 1,364 07/02/20 (20)
HSBC USD 559 BRL 3,131 07/02/20 14
HSBC USD 1,610 BRL 8,082 07/02/20 (129)
HSBC USD 4,381 BRL 20,487 07/02/20 (628)
HSBC USD 80 CLP 67,640 05/08/20 1
HSBC USD 107 CLP 92,341 05/08/20 4
HSBC USD 160 CLP 136,724 05/08/20 4
HSBC USD 187 CLP 157,935 05/08/20 2
HSBC USD 493 CLP 422,410 05/08/20 13
HSBC USD 216 CNY 1,513 05/13/20 (2)
HSBC USD 617 CNY 4,345 05/13/20 (1)
HSBC USD 474 CNY 3,357 08/24/20 1
HSBC USD 825 CNY 5,857 08/24/20 4
HSBC USD 89 COP 341,315 07/06/20 (3)
HSBC USD 89 COP 340,603 07/06/20 (3)
HSBC USD 89 COP 340,781 07/06/20 (3)
HSBC USD 89 COP 344,430 07/06/20 (2)
HSBC USD 110 COP 436,370 07/06/20 —
HSBC USD 178 COP 683,787 07/06/20 (6)
HSBC USD 343 COP 1,396,010 07/06/20 8
HSBC USD 768 COP 2,995,534 07/06/20 (16)
HSBC USD 836 COP 3,260,563 07/06/20 (17)
HSBC USD 223 CZK 5,584 07/20/20 3
HSBC USD 6 EUR 6 05/05/20 —
HSBC USD 32 EUR 29 05/05/20 —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 785
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 36 EUR 33 05/05/20 —
HSBC USD 37 EUR 34 05/05/20 —
HSBC USD 40 EUR 37 05/05/20 —
HSBC USD 62 EUR 57 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 72 EUR 66 05/05/20 —
HSBC USD 125 EUR 115 05/05/20 1
HSBC USD 271 HKD 2,105 06/03/20 —
HSBC USD 436 HKD 3,388 06/03/20 1
HSBC USD 1,589 HKD 12,365 06/03/20 5
HSBC USD 2,703 HUF 831,699 07/20/20 (119)
HSBC USD 119 IDR 1,824,865 05/11/20 4
HSBC USD 119 IDR 1,836,170 05/11/20 4
HSBC USD 238 IDR 3,666,390 05/11/20 8
HSBC USD 274 IDR 4,201,790 05/11/20 8
HSBC USD 358 IDR 5,504,848 05/11/20 12
HSBC USD 487 IDR 7,945,735 05/11/20 47
HSBC USD 832 IDR 13,719,365 05/11/20 90
HSBC USD 914 IDR 14,626,238 08/24/20 56
HSBC USD 19 MXN 469 06/24/20 —
HSBC USD 67 MXN 1,669 06/24/20 1
HSBC USD 204 MXN 5,210 06/24/20 10
HSBC USD 900 MXN 21,910 06/24/20 2
HSBC USD 1,362 MXN 34,710 06/24/20 67
HSBC USD 3,193 MXN 77,397 06/24/20 (7)
HSBC USD 142 PHP 7,285 08/04/20 2
HSBC USD 234 PLN 994 07/09/20 5
HSBC USD 6,056 PLN 23,338 07/09/20 (432)
HSBC USD 164 RON 745 08/25/20 2
HSBC USD 202 RON 916 08/25/20 3
HSBC USD 31 RUB 2,120 08/05/20 (3)
HSBC USD 57 RUB 4,573 08/05/20 4
HSBC USD 278 RUB 23,034 08/05/20 28
HSBC USD 1,028 RUB 69,445 08/05/20 (104)
HSBC USD 1,472 SGD 2,038 05/14/20 (26)
HSBC USD 79 TRY 567 08/10/20 —
HSBC USD 556 TRY 3,691 08/10/20 (43)
HSBC USD 560 TRY 3,785 08/10/20 (34)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
786 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 1,121 TRY 7,566 08/10/20 (68)
HSBC USD 8 ZAR 148 07/09/20 —
HSBC USD 539 ZAR 9,435 07/09/20 (33)
HSBC USD 891 ZAR 15,579 07/09/20 (56)
HSBC USD 1,416 ZAR 24,977 07/09/20 (76)
HSBC BRL 7,864 USD 1,561 07/02/20 122
HSBC CLP 51,602 USD 66 05/08/20 4
HSBC CLP 224,147 USD 281 05/08/20 12
HSBC CLP 254,415 USD 329 05/08/20 24
HSBC CLP 346,886 USD 435 05/08/20 19
HSBC CLP 115,527 USD 138 08/24/20 (1)
HSBC CLP 422,410 USD 495 08/24/20 (12)
HSBC CNY 5,857 USD 828 05/13/20 (3)
HSBC COP 346,022 USD 85 07/06/20 (2)
HSBC COP 9,569,114 USD 2,739 07/06/20 336
HSBC CZK 11,315 USD 466 07/20/20 8
HSBC EUR 496 USD 553 05/05/20 10
HSBC EUR 865 USD 966 05/05/20 18
HSBC HKD 4,810 USD 619 06/03/20 (1)
HSBC HKD 5,881 USD 757 06/03/20 (1)
HSBC HKD 7,167 USD 923 06/03/20 (1)
HSBC IDR 5,859,129 USD 424 05/11/20 30
HSBC IDR 9,106,898 USD 647 05/11/20 35
HSBC IDR 9,106,898 USD 647 05/11/20 35
HSBC IDR 14,626,238 USD 938 05/11/20 (45)
HSBC IDR 2,197,236 USD 138 08/24/20 (8)
HSBC MXN 5,430 USD 229 06/24/20 5
HSBC MXN 41,822 USD 1,781 06/24/20 59
HSBC MXN 60,459 USD 2,581 06/24/20 93
HSBC PEN 423 USD 125 07/06/20 —
HSBC PEN 2,502 USD 729 07/06/20 (9)
HSBC PLN 308 USD 80 07/09/20 6
HSBC PLN 432 USD 105 07/09/20 1
HSBC PLN 1,189 USD 283 07/09/20 (4)
HSBC RUB 26,758 USD 355 08/05/20 (1)
HSBC SGD 326 USD 233 05/14/20 2
HSBC SGD 571 USD 408 05/14/20 3
HSBC SGD 571 USD 408 05/14/20 3
HSBC SGD 571 USD 408 05/14/20 3
HSBC THB 6,194 USD 190 08/25/20 (1)
HSBC THB 9,189 USD 283 08/25/20 (1)
HSBC THB 25,382 USD 773 08/25/20 (12)
HSBC ZAR 17,896 USD 1,135 07/09/20 176
HSBC ZAR 21,547 USD 1,224 07/09/20 70
Northern Trust EUR 200 USD 219 06/17/20 —
Northern Trust EUR 400 USD 438 06/17/20 —
Northern Trust EUR 1,000 USD 1,107 06/17/20 9
Northern Trust GBP 150 USD 187 06/17/20 (2)
Royal Bank of Canada USD 3,057 AUD 4,686 05/12/20 (4)
Royal Bank of Canada USD 4,285 AUD 6,576 06/17/20 1
Royal Bank of Canada USD 4,129 CAD 5,757 05/12/20 7
Royal Bank of Canada USD 4,366 CHF 4,250 05/12/20 37

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 787
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 4,173 CHF 3,880 06/17/20 (149)
Royal Bank of Canada USD 14,139 EUR 13,035 05/12/20 146
Royal Bank of Canada USD 542 EUR 500 06/17/20 6
Royal Bank of Canada USD 1,103 EUR 1,000 06/17/20 (6)
Royal Bank of Canada USD 10,272 EUR 9,025 06/17/20 (373)
Royal Bank of Canada USD 236 GBP 190 05/01/20 3
Royal Bank of Canada USD 48 GBP 39 05/04/20 —
Royal Bank of Canada USD 6,618 GBP 5,330 05/12/20 95
Royal Bank of Canada USD 233 GBP 200 06/17/20 19
Royal Bank of Canada USD 358 GBP 300 06/17/20 20
Royal Bank of Canada USD 7,280 GBP 5,626 06/17/20 (192)
Royal Bank of Canada USD 5,450 HKD 42,242 05/12/20 (1)
Royal Bank of Canada USD 12,514 JPY 1,334,353 05/12/20 (80)
Royal Bank of Canada USD 5,264 JPY 548,476 06/17/20 (151)
Royal Bank of Canada AUD 4,802 USD 2,956 05/12/20 (174)
Royal Bank of Canada AUD 4,686 USD 3,058 06/09/20 4
Royal Bank of Canada CAD 13 USD 9 05/04/20 —
Royal Bank of Canada CAD 5,886 USD 4,154 05/12/20 (74)
Royal Bank of Canada CAD 5,757 USD 4,129 06/09/20 (7)
Royal Bank of Canada CAD 6,605 USD 4,805 06/17/20 60
Royal Bank of Canada CHF 3,766 USD 3,944 05/12/20 42
Royal Bank of Canada CHF 4,250 USD 4,370 06/09/20 (37)
Royal Bank of Canada EUR 13,063 USD 14,433 05/12/20 117
Royal Bank of Canada EUR 13,035 USD 14,147 06/09/20 (146)
Royal Bank of Canada EUR 650 USD 710 06/17/20 (3)
Royal Bank of Canada EUR 5,300 USD 5,904 06/17/20 91
Royal Bank of Canada GBP 5,260 USD 6,537 05/12/20 (88)
Royal Bank of Canada GBP 5,330 USD 6,619 06/09/20 (95)
Royal Bank of Canada GBP 100 USD 124 06/17/20 (2)
Royal Bank of Canada GBP 2,150 USD 2,671 06/17/20 (38)
Royal Bank of Canada HKD 38,617 USD 4,978 05/12/20 (3)
Royal Bank of Canada HKD 42,242 USD 5,447 06/09/20 1
Royal Bank of Canada JPY 1,168,863 USD 10,858 05/12/20 (35)
Royal Bank of Canada JPY 1,334,353 USD 12,519 06/09/20 80
Royal Bank of Canada JPY 3,173,470 USD 31,186 06/17/20 1,598
Royal Bank of Canada PLN 53 USD 13 05/04/20 —
Royal Bank of Canada ZAR 5,487 USD 293 05/04/20 (3)
Royal Bank of Canada ZAR 2,134 USD 117 05/05/20 2
State Street USD 287 AUD 466 05/12/20 17
State Street USD 14,962 AUD 23,629 05/22/20 437
State Street USD 368 CAD 517 05/12/20 4
State Street USD 126 EUR 114 05/12/20 (1)
State Street USD 517 HKD 4,015 06/17/20 1
State Street USD 1,958 INR 147,500 06/17/20 (3)
State Street USD 1,791 JPY 192,151 06/09/20 —
State Street USD 8,593 KRW 10,479,389 05/12/20 7
State Street USD 4,969 MXN 106,550 06/17/20 (579)
State Street USD 1,004 MYR 4,280 06/17/20 (10)
State Street USD 6,896 SEK 68,098 05/12/20 85
State Street USD 114 SEK 1,072 06/17/20 (4)
State Street USD 237 SGD 336 05/12/20 2
State Street USD 6,257 SGD 8,841 05/12/20 12

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
788 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 4,021 SGD 5,580 06/17/20 (63)
State Street USD 9,470 TWD 283,387 05/12/20 61
State Street AUD 136 USD 89 06/09/20 —
State Street CAD 43 USD 31 05/01/20 —
State Street CAD 2,851 USD 2,048 06/09/20 —
State Street CHF 1,935 USD 2,014 05/12/20 9
State Street CHF 476 USD 494 06/09/20 —
State Street DKK 59,147 USD 9,019 06/17/20 325
State Street EUR 30,432 USD 33,013 05/22/20 (347)
State Street EUR 2,640 USD 2,895 06/09/20 —
State Street EUR 5,300 USD 5,910 06/17/20 97
State Street GBP 281 USD 349 05/12/20 (5)
State Street GBP 1,166 USD 1,469 06/09/20 —
State Street GBP 2,150 USD 2,681 06/17/20 (27)
State Street HKD 14,502 USD 1,870 05/12/20 —
State Street HKD 7,446 USD 960 06/09/20 —
State Street JPY 661,959 USD 6,167 05/12/20 (2)
State Street KRW 612,915 USD 504 05/12/20 —
State Street KRW 9,866,474 USD 8,064 05/12/20 (33)
State Street KRW 660,555 USD 544 06/09/20 1
State Street KRW 10,479,389 USD 8,597 06/09/20 (7)
State Street SEK 988 USD 100 05/12/20 (1)
State Street SEK 67,110 USD 6,683 05/12/20 (196)
State Street SEK 4,757 USD 488 06/09/20 —
State Street SEK 68,098 USD 6,898 06/09/20 (85)
State Street SGD 9,177 USD 6,444 05/12/20 (63)
State Street SGD 378 USD 268 06/09/20 —
State Street SGD 8,841 USD 6,257 06/09/20 (13)
State Street TWD 18,824 USD 626 05/12/20 (7)
State Street TWD 264,563 USD 8,820 05/12/20 (78)
State Street TWD 19,409 USD 656 06/09/20 3
State Street TWD 283,387 USD 9,517 06/09/20 (20)
State Street TWD 726,686 USD 24,618 06/17/20 157
Toronto Dominion Bank USD 3,063 AUD 4,686 05/12/20 (9)
Toronto Dominion Bank USD 4,134 CAD 5,757 05/12/20 2
Toronto Dominion Bank USD 4,365 CHF 4,250 05/12/20 38
Toronto Dominion Bank USD 14,146 EUR 13,035 05/12/20 140
Toronto Dominion Bank USD 6,629 GBP 5,330 05/12/20 85
Toronto Dominion Bank USD 5,450 HKD 42,242 05/12/20 (2)
Toronto Dominion Bank USD 12,518 JPY 1,334,353 05/12/20 (83)
Toronto Dominion Bank AUD 4,802 USD 2,950 05/12/20 (180)
Toronto Dominion Bank AUD 4,686 USD 3,063 06/09/20 9
Toronto Dominion Bank CAD 5,886 USD 4,157 05/12/20 (71)
Toronto Dominion Bank CAD 5,757 USD 4,135 06/09/20 (1)
Toronto Dominion Bank CHF 3,766 USD 3,944 05/12/20 42
Toronto Dominion Bank CHF 4,250 USD 4,368 06/09/20 (38)
Toronto Dominion Bank EUR 13,063 USD 14,434 05/12/20 117
Toronto Dominion Bank EUR 13,035 USD 14,155 06/09/20 (139)
Toronto Dominion Bank GBP 5,260 USD 6,518 05/12/20 (107)
Toronto Dominion Bank GBP 5,330 USD 6,630 06/09/20 (85)
Toronto Dominion Bank HKD 38,617 USD 4,978 05/12/20 (3)
Toronto Dominion Bank HKD 42,242 USD 5,448 06/09/20 1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 789
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank JPY 1,168,863 USD 10,864 05/12/20 (29)
Toronto Dominion Bank JPY 1,334,353 USD 12,523 06/09/20 83
UBS BRL 4,760 USD 1,012 06/17/20 140
UBS CHF 22,461 USD 23,278 05/22/20 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts ( å )
(1,739)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1128 Index
Commodity Index ( i )(+) Goldman Sachs USD 93,482
Total Return on Underlying
Reference Entity
(5)
08/07/20 — — —
Russell 1000 Index Total Return Goldman Sachs USD 14,487 3 Month LIBOR + 0.310%
(2)
06/19/20 — 7,336 7,336
Russell 1000 Index Total Return Goldman Sachs USD 34,603 3 Month LIBOR - 0.270%
(5)
10/16/20 — 2,131 2,131
Russell 1000 Index Total Return Goldman Sachs USD 34,857 3 Month LIBOR - 0.530%
(2)
10/16/20 — 985 985
Total Open Total Return Swap Contracts (å) — 10,452 10,452
( i )  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1128 Commodity Index swap contract:
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Copper September 2020 13.1 $ 12,237
Gold August 2020 6.4 5,973
Gold December 2020 6.4 5,983
Nickel September 2020 13.0 12,153
Silver September 2020 12.7 11,910
Soybean Meal December 2020 13.2 12,321
Soybean November 2020 13.3 12,452
Wheat September 2020 12.9 12,097
Zinc September 2020 13.4 12,555
Total Long Futures Contracts
97,681
Short Futures Contracts
Brent Oil November 2020 (6.7) $ (6,263)
Brent Oil September 2020 (6.7) (6,301)
Crude Oil September 2020 (13.4) (12,527)
Gas Oil September 2020 (13.7) (12,760)
Heating Oil September 2020 (13.7) (12,826)
Lean Hogs August 2020 (7.0) (6,572)
Lean Hogs October 2020 (7.0) (6,544)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
790 Multi-Asset Growth Strategy Fund
Live Cattle August 2020 (6.8) (6,329)
Live Cattle October 2020 (6.7) (6,226)
Natural Gas (NYMEX) September 2020 (13.4) (12,555)
Unleaded Gasoline September 2020 (13.9) (13,003)
Total Short Futures Contracts
(101,906)
Cash
104.6 97,707
Total Notional Amount
$ 93,482
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 583,080 Three Month LIBOR
(2)
0.400%
(3)
06/17/22
(695) (656) (1,351)
Barclays USD 271,401 Three Month LIBOR
(2)
0.650%
(3)
06/17/25
(2,439) (950) (3,389)
Barclays USD 20,574 Three Month LIBOR
(2)
0.681%
(3)
04/20/30
— (77) (77)
Barclays USD 7,261 Three Month LIBOR
(2)
0.895%
(3)
04/22/30
— (181) (181)
Barclays USD 7,796 0.692%
(3)
Three Month LIBOR
(2)
04/22/30
— 38 38
Barclays USD 18,009 Three Month LIBOR
(2)
0.728%
(3)
04/22/30
— (151) (151)
Barclays USD 6,812 0.667%
(3)
Three Month LIBOR
(2)
04/24/30
— 18 18
Barclays USD 6,812 0.664%
(3)
Three Month LIBOR
(2)
04/24/30
— 16 16
Barclays USD 11,015 Three Month LIBOR
(2)
0.676%
(3)
04/24/30
— (39) (39)
Barclays USD 11,015 Three Month LIBOR
(2)
0.678%
(3)
04/24/30
— (41) (41)
Barclays USD 8,215 Three Month LIBOR
(2)
0.661%
(3)
04/27/30
— (16) (16)
Barclays USD 5,383 Three Month LIBOR
(2)
0.649%
(3)
04/29/30
— (7) (7)
Barclays USD 2,799 0.669%
(3)
Three Month LIBOR
(2)
04/30/30
— 10 10
Barclays USD 7,540 Three Month LIBOR
(2)
0.621%
(3)
05/01/30
— 9 9
Barclays USD 91,712 0.850%
(3)
Three Month LIBOR
(2)
06/17/30
1,277 672 1,949
Barclays USD 51,881 0.890%
(3)
Three Month LIBOR
(2)
03/27/50
648 290 938
Barclays USD 51,881 Three Month LIBOR
(2)
0.890%
(3)
03/27/50
251 (1,189) (938)
Barclays USD 11,229 1.022%
(3)
Three Month LIBOR
(2)
04/15/50
— 615 615
Barclays USD 8,516 Three Month LIBOR
(2)
0.853%
(3)
04/20/50
— (69) (69)
Barclays USD 4,892 Three Month LIBOR
(2)
0.793%
(3)
04/28/50
— 40 40
Barclays USD 9,292 Three Month LIBOR
(2)
0.805%
(3)
05/04/50
— — —
Barclays USD 19,778 0.900%
(3)
Three Month LIBOR
(2)
06/17/50
148 292 440
JPMorgan Chase BRL 1,700 Three Month LIBOR
(5)
9.305%
(5)
01/04/21
— (28) (28)
JPMorgan Chase BRL 19,400 Three Month LIBOR
(5)
8.775%
(5)
01/04/21
— (309) (309)
JPMorgan Chase HUF 383,300 Three Month LIBOR
(3)
0.833%
(4)
11/22/22
— (13) (13)
JPMorgan Chase HUF 187,700 Three Month LIBOR
(3)
1.200%
(4)
05/10/23
— (13) (13)
JPMorgan Chase HUF 240,000 Three Month LIBOR
(3)
1.980%
(4)
06/26/23
— (51) (51)
Total Open Interest Rate Swap Contracts (å)
(810) (1,790) (2,600)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 791
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Arcelor Mittal JPMorgan Chase
Sell
4.374% USD 650 5.000%
(2)
06/20/26
126 (99) 27
Dell Goldman Sachs
Sell
1.445% USD 400 1.000%
(2)
06/20/23
3 (8) (5)
Fiat Credit Suisse
Sell
3.551% USD 400 5.000%
(2)
06/20/23
67 (46) 21
International Game Tech Goldman Sachs
Sell
5.334% USD 400 5.000%
(2)
06/20/23
65 (66) (1)
International Game Tech JPMorgan Chase
Sell
5.334% USD 100 5.000%
(2)
06/20/23
16 (16) —
Jaguar Land Rover Goldman Sachs
Sell
10.190% USD 115 5.000%
(2)
12/20/21
4 (13) (9)
Macys, Inc. Barclays
Sell
10.194% USD 200 1.000%
(2)
06/20/25
(10) (53) (63)
Macys, Inc. Goldman Sachs
Sell
10.194% USD 200 1.000%
(2)
06/20/25
(9) (54) (63)
Marks & Spencer PLC BNP Paribas
Sell
0.701% USD 167 1.000%
(2)
06/20/23
(1) (13) (14)
Matterhorn Telecom
Holding SA Goldman Sachs
Sell
0.848% USD 600 5.000%
(2)
06/20/20
17 (9) 8
Telecom Italia SpA Merrill Lynch
Sell
2.001% USD 300 1.000%
(2)
06/20/23
2 (12) (10)
Tesco PL BNP Paribas
Sell
0.535% USD 1,200 1.000%
(2)
06/20/23
27 (6) 21
Tesco PL Credit Suisse
Sell
0.940% USD 100 1.000%
(2)
06/20/25
(2) 2 —
Thyssenkrupp Ag Goldman Sachs
Sell
3.713% USD 550 1.000%
(2)
06/20/23
(5) (42) (47)
UPC Holding BV Goldman Sachs
Sell
0.493% USD 250 5.000%
(2)
12/20/20
15 (5) 10
UPC Holding BV Goldman Sachs
Sell
0.532% USD 250 5.000%
(2)
06/20/20
9 (6) 3
Virgin Media Finance PLC Credit Suisse
Sell
1.593% USD 650 5.000%
(2)
06/20/23
102 (23) 79
Ziggo Bond Finance B.V. JPMorgan Chase
Sell
0.368% USD 200 5.000%
(2)
06/20/20
7 (4) 3
Ziggo Bond Finance B.V. Goldman Sachs
Sell
1.390% USD 300 5.000%
(2)
06/20/23
47 (9) 38
Total Open Corporate Issues Contracts 480 (482) (2)
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Bank of America
Sell
USD 1,000 1.000%
(2)
06/20/25
(123) 17 (106)
CDX Investment Grade
Index Bank of America
Sell
USD 100,100 1.000%
(2)
06/20/25
(1,884) 2,663 779
CDX NA High Yield Index Bank of America
Sell
USD 117,000 5.000%
(2)
06/20/25
(6,289) 877 (5,412)
CMBX NA Index Bank of America
Purchase
USD 93 (5.000%)
(2)
11/18/54
46 3 49
CMBX NA Index Citigroup
Purchase
USD 208 (5.000%)
(2)
11/18/54
15 94 109
CMBX NA Index Citigroup
Purchase
USD 7 (5.000%)
(2)
09/17/58
— 4 4
CMBX NA Index Citigroup
Sell
USD 76 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Citigroup
Sell
USD 4,428 3.000%
(2)
05/11/63
(282) (1,157) (1,439)
CMBX NA Index Citigroup
Sell
USD 509 5.000%
(2)
01/17/47
(86) (162) (248)
CMBX NA Index Citigroup
Sell
USD 12 5.000%
(2)
01/17/47
(1) (5) (6)
CMBX NA Index Citigroup
Sell
USD 23 5.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Citigroup
Sell
USD 311 5.000%
(2)
05/11/63
(45) (115) (160)
CMBX NA Index Citigroup
Sell
USD 97 5.000%
(2)
11/18/54
(55) 4 (51)
CMBX NA Index Citigroup
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
792 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
10/17/57
183 505 688
CMBX NA Index Citigroup
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 4 4
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 20 22
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 20 22
CMBX NA Index Citigroup
Purchase
USD 55 (5.000%)
(2)
11/18/54
4 25 29
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— 4 4
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 87 99
CMBX NA Index Citigroup
Purchase
USD 88 (5.000%)
(2)
10/17/57
11 46 57
CMBX NA Index Citigroup
Purchase
USD 50 (5.000%)
(2)
09/17/58
2 25 27
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) (5) (8)
CMBX NA Index Credit Suisse
Sell
USD 11,128 3.000%
(2)
05/11/63
(1,040) (2,579) (3,619)
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
10/17/57
334 925 1,259
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
3 5 8
CMBX NA Index Credit Suisse
Purchase
USD 1,328 (5.000%)
(2)
09/17/58
132 575 707
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(9) (38) (47)
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(32) (40) (72)
CMBX NA Index Goldman Sachs
Sell
USD 9 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Goldman Sachs
Purchase
USD 998 (5.000%)
(2)
10/17/57
113 535 648
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 1,190 3.000%
(2)
05/11/63
(189) (198) (387)
CMBX NA Index Goldman Sachs
Sell
USD 152 3.000%
(2)
05/11/63
(20) (29) (49)
CMBX NA Index Goldman Sachs
Sell
USD 152 3.000%
(2)
05/11/63
(20) (29) (49)
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(4) (13) (17)
CMBX NA Index Goldman Sachs
Sell
USD 6 3.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Goldman Sachs
Sell
USD 82 5.000%
(2)
05/11/63
(12) (30) (42)
CMBX NA Index Goldman Sachs
Sell
USD 4,500 3.000%
(2)
05/11/63
(698) (765) (1,463)
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(434) (1,043) (1,477)
CMBX NA Index Goldman Sachs
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Goldman Sachs
Sell
USD 15,000 3.000%
(2)
05/11/63
(1,476) (3,400) (4,876)
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) (11) (16)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
2 19 21
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 28 36
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 28 36
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 24 30
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
4 14 18
CMBX NA Index Goldman Sachs
Purchase
USD 27 (5.000%)
(2)
08/17/61
10 4 14
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Sell
USD 85 5.000%
(2)
05/11/63
(10) (34) (44)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(29) (34) (63)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 793
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 182 5.000%
(2)
05/11/63
(29) (65) (94)
CMBX NA Index Goldman Sachs
Sell
USD 1,305 5.000%
(2)
05/11/63
(574) (99) (673)
CMBX NA Index Goldman Sachs
Sell
USD 171 5.000%
(2)
05/11/63
(20) (68) (88)
CMBX NA Index JPMorgan Chase
Sell
USD 7,758 3.000%
(2)
05/11/63
(2,481) (41) (2,522)
CMBX NA Index JPMorgan Chase
Sell
USD 565 5.000%
(2)
05/11/63
(291) — (291)
CMBX NA Index JPMorgan Chase
Sell
USD 6 5.000%
(2)
01/17/47
(3) — (3)
CMBX NA Index JPMorgan Chase
Purchase
USD 674 (5.000%)
(2)
11/18/54
368 (16) 352
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
51 2 53
CMBX NA Index JPMorgan Chase
Purchase
USD 1,168 (5.000%)
(2)
09/17/58
577 45 622
CMBX NA Index Merrill Lynch
Sell
USD 496 5.000%
(2)
05/11/63
(56) (200) (256)
CMBX NA Index Merrill Lynch
Sell
USD 497 3.000%
(2)
05/11/63
(44) (118) (162)
CMBX NA Index Merrill Lynch
Sell
USD 122 3.000%
(2)
05/11/63
(9) (31) (40)
CMBX NA Index Merrill Lynch
Sell
USD 191 3.000%
(2)
05/11/63
(12) (50) (62)
CMBX NA Index Merrill Lynch
Sell
USD 20 3.000%
(2)
05/11/63
(1) (6) (7)
CMBX NA Index Merrill Lynch
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Merrill Lynch
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Merrill Lynch
Sell
USD 136 3.000%
(2)
05/11/63
(12) (32) (44)
CMBX NA Index Merrill Lynch
Purchase
USD 437 (5.000%)
(2)
09/17/58
17 216 233
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(26) (60) (86)
CMBX NA Index Morgan Stanley
Purchase
USD 62 (5.000%)
(2)
11/18/54
6 26 32
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
4 35 39
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
35 (4) 31
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
4 27 31
CMBX NA Index Morgan Stanley
Purchase
USD 87 (5.000%)
(2)
08/17/61
6 39 45
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 35 39
CMBX NA Index Morgan Stanley
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(3) (12) (15)
CMBX NA Index Morgan Stanley
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)
CMBX NA Index Morgan Stanley
Sell
USD 3,696 3.000%
(2)
05/11/63
(245) (956) (1,201)
CMBX NA Index Morgan Stanley
Sell
USD 33 5.000%
(2)
05/11/63
(4) (13) (17)
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— (4) (4)
CMBX NA Index Morgan Stanley
Purchase
USD 84 (5.000%)
(2)
09/17/58
7 38 45
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 55 62
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
8 58 66
CMBX NA Index Morgan Stanley
Purchase
USD 167 (5.000%)
(2)
09/17/58
13 76 89
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
09/17/58
7 38 45
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 7 8
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 28 36
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 56 72
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
08/17/61
2 14 16
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 7 8

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
794 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 44 54
CMBX NA Index Morgan Stanley
Purchase
USD 5 (5.000%)
(2)
09/17/58
— 3 3
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
8 58 66
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 20 26
Total Open Credit Indices Contracts (14,531) (4,087) (18,618)
Total Open Credit Default Swap Contracts (å) (14,051) (4,569)
(18,620)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 91,453 $ —
$ —
$ 91,453 5.8
International Debt — 31,880 —
—
31,880 2.0
Loan Agreements — 26,840 —
—
26,840 1.7
Mortgage-Backed Securities — 232,165 —
—
232,165 14.8
Non-US Bonds — 52,962 —
—
52,962 3.4
Common Stocks
Consumer Discretionary 41,871 41,952 —
—
83,823 5.3
Consumer Staples 23,392 10,201 —
—
33,593 2.1
Energy 27,074 4,733 —
—
31,807 2.0
Financial Services 125,091 65,133 —
—
190,224 12.1
Health Care 43,049 8,035 —
—
51,084 3.3
Materials and Processing 67,131 29,879 —
—
97,010 6.2
Producer Durables 60,532 58,615 —
—
119,147 7.6
Technology 135,682 12,530 —
—
148,212 9.4
Utilities 44,990 30,193 —
—
75,183 4.8
Preferred Stocks 1,220 1,262 —
—
2,482 0.2
Options Purchased 6,337 69,721 —
—
76,058 4.8
Warrants & Rights — — 5
—
5 —
*
Short-Term Investments — 71,520 —
175,892
247,412 15.8
Other Securities — — —
58,754
58,754 3.7
Total Investments 576,369 839,074 5 234,646 1,650,094 105.0
Other Assets and Liabilities, Net (5.0)
100.0

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 795
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 21,068 — —
—
21,068 1.3
Foreign Currency Exchange Contracts 5 9,2 56 —
—
9,2 61 0.6
Total Return Swap Contracts — 10,452 —
—
10,452 0.7
Interest Rate Swap Contracts — 4,073 —
—
4,073 0.3
Credit Default Swap Contracts — 6,955 —
—
6,955 0.4
Liabilities
Futures Contracts (54,144) — —
—
(54,144) (3.4)
Options Written (11,718) (12,428) —
—
(24,146) (1.5)
Foreign Currency Exchange Contracts (3) (10,997) —
—
(11,000) (0.7)
Interest Rate Swap Contracts — (6,673) —
—
(6,673) (0.4)
Credit Default Swap Contracts — (25,575) —
—
(25,575) (1.6)
Total Other Financial Instruments
**
$ (44,792) $ (24,937) $ — $ — $ (69,729)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
10,983
Austria ....................................................................................
3,607
Belgium ..................................................................................
3,379
Bermuda .................................................................................
5,506
Brazil ......................................................................................
4,691
Canada ....................................................................................
58,804
Cayman Islands .......................................................................
5,343
Chile .......................................................................................
2,276
China ......................................................................................
19,768
Colombia .................................................................................
3,422
Czech Republic .......................................................................
3,310
Denmark .................................................................................
8,596
Finland ...................................................................................
787
France .....................................................................................
25,773

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
796 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Germany .................................................................................
13,297
Greece ....................................................................................
925
Guernsey .................................................................................
1,035
Hong Kong ..............................................................................
9,319
India .......................................................................................
199
Indonesia ................................................................................
5,671
Ireland ....................................................................................
3,030
Israel .......................................................................................
1,538
Italy ........................................................................................
5,525
Japan ......................................................................................
117,970
Jersey ......................................................................................
841
Kazakhstan .............................................................................
964
Luxembourg ............................................................................
2,447
Mauritius ................................................................................
177
Mexico ....................................................................................
8,218
Monaco ...................................................................................
83
Netherlands ............................................................................
4,471
New Zealand ...........................................................................
953
Norway ....................................................................................
3,482
Peru ........................................................................................
3,386
Portugal ..................................................................................
483
Puerto Rico .............................................................................
5,081
Romania ..................................................................................
1,560
Russia .....................................................................................
17,390
Singapore ................................................................................
4,177
South Africa ............................................................................
5,779
South Korea ............................................................................
7,981
Spain .......................................................................................
4,396
Sweden ....................................................................................
2,068
Switzerland .............................................................................
4,241
Taiwan .....................................................................................
1,074
Thailand ..................................................................................
7,524
Turkey .....................................................................................
1,738
Ukraine ...................................................................................
2,659
United Kingdom ......................................................................
60,558
United States ...........................................................................
1,182,425
Virgin Islands, British .............................................................
1,184
Total Investments .................................................................... 1,650,094

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 797
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 4,597 $ — $ — $ 71,461
Unrealized appreciation on foreign currency exchange contracts — — 9,261 —
Variation margin on futures contracts** 17,078 — — 3,990
Total return swap contracts, at fair value 10,452 — — —
Interest rate swap contracts, at fair value — — — 4,073
Credit default swap contracts, at fair value — 6,955 — —
Total
$ 32,127 $ 6,955 $ 9,261 $ 79,524
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 52,260 $ — $ — $ 1,884
Unrealized depreciation on foreign currency exchange contracts — — 1 1 , 000 —
Options written, at fair value 9,466 — — 14,680
Interest rate swap contracts, at fair value — — — 6,673
Credit default swap contracts, at fair value — 25,575 — —
Total
$ 61,726 $ 25,575 $ 1 1 , 000 $ 23,237
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Consolidated Statement of Operations - Net realized gain (loss)
Investments*** $ 11,131 $ — $ — $ 10,863
Futures contracts 67,628 — — 31,002
Options written (38,879) — — 14,861
Total return swap contracts (26,547) — — —
Interest rate swap contracts — — — (23,943)
Credit default swap contracts — (6,898) — —
Foreign currency exchange contracts — — (4,796) —
Total
$ 13,333 $ (6,898) $ (4,796) $ 32,783
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ (4,619) $ — $ — $ 19,197
Futures contracts (32,015) — — 6,688
Options written (3,957) — — 841
Total return swap contracts 10,493 — — —
Interest rate swap contracts — — — (344)
Credit default swap contracts — (5,757) — —
Foreign currency exchange contracts — — 2,707 —
Total
$ (30,098) $ (5,757) $ 2,707 $ 26,382
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
798 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 76,058 $ — $ 76,058
Securities on Loan* Investments, at fair value 55,594 — 55,594
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 9,2 61 — 9,2 61
Total Return Swap Contracts Total return swap contracts, at fair value 10,452 — 10,452
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 4,07 3 — 4,07 3
Credit Default Swap Contracts Credit default swap contracts, at fair value 6,955 — 6,955
Total Financial and Derivative Assets
162,3 93 — 162,3 93
Financial and Derivative Assets not subject to a netting agreement
(4,903) — (4,903)
Total Financial and Derivative Assets subject to a netting agreement
$ 157,4 90 $ — $ 157,490
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 32,903 $ 4,469 $ 6,422 $ 22,012
Bank of Montreal
2,283 812 — 1,471
Bank of New York
1,158 959 — 199
Bank of Nova Scotia
902 — 902 —
Barclays
2,266 — 2,266 —
Citigroup
9,288 1,992 5,427 1,869
Credit Suisse
2,522 1,974 518 30
Goldman Sachs
46,422 13,324 8,350 24,748
HSBC
14,318 1,495 12,823 —
JPMorgan Chase
13,036 6,357 793 5,886
Morgan Stanley
25,456 789 24,667 —
Northern Trust
10 3 — 7
Royal Bank of Canada
2,323 1,443 180 700
State Street
1,217 1,148 69 —
Toronto Dominion Bank
517 517 — —
UBS
140 — — 140
Wells Fargo
2,729 — 2,729 —
Total
$ 157,490 $ 35,282 $ 65,14 6 $ 57,06 2

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 799
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 1 , 000 $ — $ 1 1 , 000
Options Written Contracts Options written, at fair value 24,146 — 24,146
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 6,673 — 6,673
Credit Default Swap Contracts Credit default swap contracts, at fair value 25,575 — 25,575
Total Financial and Derivative Liabilities
67,3 94 — 67,3 94
Financial and Derivative Liabilities not subject to a netting agreement
(12,375) — (12,375)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 55,01 9 $ — $ 55,01 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 4,785 $ 4,469 $ 316 $ —
Bank of Montreal 1,562 812 750 —
Bank of New York 1,754 959 — 795
Citigroup 2,869 1,992 877 —
Credit Suisse 3,627 1,974 905 748
Goldman Sachs 22,115 13,324 222 8,569
HSBC 1,940 1,495 445 —
JPMorgan Chase 8,65 8 6,357 240 2,06 1
Morgan Stanley 3,385 789 2,596 —
Northern Trust 3 3 — —
Royal Bank of Canada 1,657 1,443 — 214
State Street 1,544 1,148 — 396
Toronto Dominion Bank 747 517 — 230
UBS 37 3 — — 37 3
Total
$ 55,01 9 $ 35,282 $ 6 , 351 $ 1 3 ,3 86
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
800 Multi-Asset Growth Strategy Fund
Consolidated Statement of Assets and Liabilities
(†)
— April 30, 2020
(Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,707,231
Investments, at fair value(*)(>) ......................................................................................................................................................
1,650,094
Cash ............................................................................................................................................................................................... 14,802
Foreign currency holdings(^) ......................................................................................................................................................... 1,340
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 9,2 61
Receivables:
Dividends and interest ....................................................................................................................................................... 8,192
Dividends from affiliated funds .......................................................................................................................................... 52
Investments sold ................................................................................................................................................................ 126,476
Fund shares sold ................................................................................................................................................................ 1,026
From broker(a)(b)(c) ........................................................................................................................................................... 138,908
Prepaid expenses ........................................................................................................................................................................... 14
Total return swap contracts, at fair value(∞) ................................................................................................................................... 10,452
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 4,073
Credit default swap contracts, at fair value(+) ................................................................................................................................ 6,955
Total assets .................................................................................................................................................
1,971,6 45
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 11,211
Investments purchased ...................................................................................................................................................... 226,591
Fund shares redeemed ....................................................................................................................................................... 1,973
Accrued fees to affiliates .................................................................................................................................................... 998
Other accrued expenses ..................................................................................................................................................... 376
Variation margin on futures contracts ................................................................................................................................. 33,044
Deferred capital gains tax liability ..................................................................................................................................... 1
Unfunded loan commitment ............................................................................................................................................... 9
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1 1 , 000
Options written, at fair value(x) ...................................................................................................................................................... 24,146
Payable upon return of securities loaned ....................................................................................................................................... 58,754
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 6,673
Credit default swap contracts, at fair value(+) ................................................................................................................................ 25,575
Total liabilities .............................................................................................................................................
400,3 51
Net Assets ............................................................................................................................................................
$ 1,571,294
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 801
Consolidated Statement of Assets and Liabilities, continued
(†)
— April 30, 2020
(Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (201,807)
Shares of beneficial interest ...........................................................................................................................................................
1, 702
Additional paid-in capital ..............................................................................................................................................................
1,771, 399
Net Assets ............................................................................................................................................................
$ 1,571,294
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.24
Maximum offering price per share (Net asset value plus sales charge of 5 .75%): Class A ......................................................... $ 9. 8 0
Class A — Net assets ............................................................................................................................................................. $ 1,739,764
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 188,199
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.19
Class C — Net assets ............................................................................................................................................................. $ 295,931
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 32,202
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.24
Class M — Net assets ............................................................................................................................................................ $ 176,945,322
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 19,155,121
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.23
Class S — Net assets ............................................................................................................................................................. $ 1,282,512,545
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 138,895,192
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.24
Class Y — Net assets ............................................................................................................................................................. $ 109,800,911
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 11,886,470
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,332
(x)     Premiums received on options written $ 23,257
(*)     Securities on loan included in investments $ 55,594
(+)     Credit default swap contracts - premiums paid (received) $ (14,051)
(•)     Interest rate swap contracts - premiums paid (received) $ (810)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 234,646
(∞)     Total return swap contracts - premiums paid (received) $ —
(a)     Receivable from Broker for Futures $ 114,549
(b)     Receivable from Broker for Swaps $ 23,825
(c)     Receivable from Broker for Forwards $ 534
(d)     Due to Broker for Swaps $ 9,228
(e)      Due to Broker for Forwards $ 1,983
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
802 Multi-Asset Growth Strategy Fund
Consolidated Statement of Operations
(† )
— For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 10, 295
Dividends from affiliated funds ......................................................................................................................................... 1, 619
Interest .............................................................................................................................................................................. 6,252
Securities lending income (net) ......................................................................................................................................... 224
Total investment income ...............................................................................................................................................................
18,390
Expenses
Advisory fees .................................................................................................................................................................... 7,607
Administrative fees ........................................................................................................................................................... 443
Custodian fees ................................................................................................................................................................... 463
Distribution fees - Class A ................................................................................................................................................ 3
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 2
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 196
Transfer agent fees - Class S ............................................................................................................................................. 1,444
Transfer agent fees - Class Y ............................................................................................................................................ 3
Professional fees ............................................................................................................................................................... 134
Registration fees ............................................................................................................................................................... 53
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 44
Printing fees ...................................................................................................................................................................... 90
Miscellaneous ................................................................................................................................................................... 57
Expenses before reductions .............................................................................................................................................. 10,543
Expense reductions ........................................................................................................................................................... (2,513)
Net expenses .................................................................................................................................................................................
8,030
Net investment income (loss) ........................................................................................................................................................
10,360
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (54,802)
Investments in affiliated funds .......................................................................................................................................... (4)
Futures contracts .............................................................................................................................................................. 98,630
Options written ................................................................................................................................................................. (24,018)
Foreign currency exchange contracts ................................................................................................................................ (4,796)
Total return swap contracts ............................................................................................................................................... (26,547)
Interest rate swap contracts ............................................................................................................................................... (23,943)
Credit default swap contracts ............................................................................................................................................ (6,898)
Foreign currency-related transactions ............................................................................................................................... 55
Net realized gain (loss) ..................................................................................................................................................................
(42,323)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (100,801)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (25,327)
Options written ................................................................................................................................................................. (3,116)
Foreign currency exchange contracts ................................................................................................................................ 2,707
Total return swap contracts ............................................................................................................................................... 10,493
Interest rate swap contracts ............................................................................................................................................... (344)
Credit default swap contracts ............................................................................................................................................ (5,757)

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 803
Consolidated Statement of Operations, continued
(†)
— For the Period Ended April 30,
2020 (Unaudited)
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... (1,824)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (123,967)
Net realized and unrealized gain (loss) ......................................................................................................................................... (166,290)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (155,930)
(†) The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
804 Multi-Asset Growth Strategy Fund
Consolidated Statements of Changes in Net Assets
(†)
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10,360 $ 41,332
Net realized gain (loss) ...................................................................................................................... (42,323) (10,358)
Net change in unrealized appreciation (depreciation) ....................................................................... (123,967) 71,856
Net increase (decrease) in net assets from operations ............................................................................. (155,930) 102,830
Distributions
To shareholders
Class A .......................................................................................................................................... (114) (47)
Class C .......................................................................................................................................... (28) (3)
Class M ......................................................................................................................................... (4,852) (3,591)
Class S ........................................................................................................................................... (35,549) (44,542)
Class Y .......................................................................................................................................... (3,700) (248)
Net decrease in net assets from distributions .......................................................................................... (44,243) (48,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (134,733) (391,989)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(334,906) (337,590)
Net Assets
Beginning of period .................................................................................................................................
1,906,200 2,243,790
End of period ..........................................................................................................................................
$ 1,571,294 $ 1,906,200

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 805
Consolidated Statements of Changes in Net Assets, continued
(†)
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited)
2019
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
392
$ 4,032
202
$ 2,057
Proceeds from reinvestment of distributions
11
114
5
47
Payments for shares redeemed
(417)
(4,262)
(179)
(1,786)
Net increase (decrease)
(14)
(116)
28
318
Class C
Proceeds from shares sold
118
1,224
26
264
Proceeds from reinvestment of distributions
3
28
1
3
Payments for shares redeemed
(120)
(1,225)
(19)
(188)
Net increase (decrease)
1
27
8
79
Class M
Proceeds from shares sold
1,784
17,387
16,443
169,556
Proceeds from reinvestment of distributions
479
4,851
354
3,591
Payments for shares redeemed
(6,084)
(60,539)
(4,076)
(41,745)
Net increase (decrease)
(3,821)
(38,301)
12,721
131,402
Class S
Proceeds from shares sold
8,670
85,505
31,937
326,693
Proceeds from reinvestment of distributions
3,495
35,488
4,428
44,474
Payments for shares redeemed
(33,963)
(334,351)
(87,459)
(895,143)
Net increase (decrease)
(21,798)
(213,358)
(51,094)
(523,976)
Class Y
Proceeds from shares sold
14,290
148,216
18
187
Proceeds from reinvestment of distributions
342
3,463
—
**
1
Payments for shares redeemed
(3,747)
(34,664)
—
—
Net increase (decrease)
10,885
117,015
18
188
Total increase (decrease)
(14,747)
$ (134,733)
(38,319)
$ (391,989)
** Less than 500 shares.
(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
806 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 10.33 .03 (.89) (.86) (.23) —
October 31, 2019 10.07 .17 .30 .47 (.16) (.05)
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08)
October 31, 2017(10) 10.48 .02 .09 .11 — —
Class C
April 30, 2020* 10.30 (.01) (.88) (.89) (.22) —
October 31, 2019 10.05 .10 .28 .38 (.08) (.05)
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08)
October 31, 2017(10) 10.48 .01 .09 .10 — —
Class M
April 30, 2020* 10.31 .06 (. 88 ) (.8 2 ) (.25) —
October 31, 2019 10.06 .22 .27 .49 (.19) (.05)
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08)
October 31, 2017(8) 10.08 .12 .39 .51 (.02) —
Class S
April 30, 2020* 10.31 .06 (. 90 ) (.8 4 ) (.24) —
October 31, 2019 10.05 .20 .29 .49 (.18) (.05)
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08)
October 31, 2017(7) 10.00 .10 .49 .59 (.02) —
Class Y
April 30, 2020* 10.32 .06 (.89) (.83) (.25) —
October 31, 2019 10.06 .22 .29 .51 (.20) (.05)
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08)
October 31, 2017(9) 10.44 .04 .12 .16 (.02) —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 807
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.23) 9.24 (8.61) 1,740 1.46 1.18 .63 95
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.22) 9.19 (9.05) 296 2.21 1.93 (.29) 95
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.25) 9.24 (8.39) 176,945 1.20 .83 1.28 95
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.02) 10.57 5.11 43,713 1.35 .91 1.80 85
(.24) 9.23 (8.44) 1,282,51 2 1.21 .93 1.15 95
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.25) 9.24 (8.43) 109,801 1.01 .73 1.22 95
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
808 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 711,659
Administration fees 60,681
Distribution fees 487
Shareholder servicing fees 58
Transfer agent fees 216,681
Trustee fees 8,088
$ 997,654
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 49,509 $ 175,002 $ 165,757 $ — $ — $ 58,754 $ 386 $ —
U.S. Cash Management Fund 242,134 5,237,321 5,303,561 (4) 2 175,892 1,619 —
$ 291,643 $ 5,412,323 $ 5,469,318 $ (4) $ 2 $ 234,646 $ 2,005 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 3,222,574,162 $ 264,305,072 $ (430,938,895) $ (166,633,823)

Russell Investment Company
Strategic Call Overwriting Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Strategic Call Overwriting Fund 809
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 851.30 $ 1,021.03
Expenses Paid During Period* $ 3.54 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
810 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.5%
Consumer Discretionary - 14.7%
Amazon.com, Inc.(ì)(Æ) 1,252 3,098
Best Buy Co., Inc. 1,876 144
CarMax, Inc.(Æ) 1,952 144
Comcast Corp. Class A(ì) 20,067 755
Costco Wholesale Corp. 1,869 566
Discovery Communications, Inc. Class C(Æ) 2,375 49
Discovery, Inc. Class A(Æ) 2,977 67
Dollar General Corp. 1,671 293
DR Horton, Inc. 2,712 128
eBay, Inc. 7,467 298
Expedia Group, Inc. 525 37
Fox Corp. Class A 4,290 111
Gentex Corp. 2,610 63
Graham Holdings Co. Class B 55 22
H&R Block, Inc. 1,165 19
Home Depot, Inc. (The)(ì) 3,708 815
Lear Corp. 676 66
Lennar Corp. Class A 1,824 91
Lennar Corp. Class B 341 13
Liberty Media Corp. Class A(Æ) 337 11
Liberty SiriusXM Group Class C(Æ) 305 10
LKQ Corp.(Æ) 4,476 117
Madison Square Garden Co. (The) Class A(Æ) 107 18
Madison Square Garden Entertainment Corp.
(Æ) 107 9
Mohawk Industries, Inc.(Æ) 495 44
Netflix, Inc.(Æ) 1,310 550
Nike, Inc. Class B 5,748 501
Norwegian Cruise Line Holdings, Ltd.(Æ) 755 12
PulteGroup, Inc. 2,943 83
Royal Caribbean Cruises, Ltd. 1,581 74
Skechers U.S.A., Inc. Class A(Æ) 497 14
Starbucks Corp. 5,086 390
Target Corp. 1,695 186
TJX Cos., Inc. 7,314 359
Toll Brothers, Inc. 282 7
ViacomCBS , Inc. Class A 251 5
ViacomCBS , Inc. Class B 3,138 54
Walmart, Inc.(ì) 5,972 726
Walt Disney Co. (The)(ì) 8,037 869
Whirlpool Corp. 556 62
Wyndham Destinations, Inc. 1,432 37
Wyndham Hotels & Resorts, Inc. 418 16
10,933
Consumer Staples - 5.8%
Altria Group, Inc.(ì) 6,538 257
Archer-Daniels-Midland Co. 5,278 196
ConAgra Foods, Inc. 2,882 96
Constellation Brands, Inc. Class A 634 104
CVS Health Corp. 6,158 379
Hormel Foods Corp. 3,980 187
Kimberly-Clark Corp. 1,121 155
Kraft Heinz Foods Co. 8,015 243
Kroger Co. (The) 3,083 98
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Molson Coors Beverage Co. Class B 958 39
Mondelez International, Inc. Class A 7,549 388
PepsiCo, Inc.(ì) 4,609 610
Philip Morris International, Inc. 4,719 352
Procter & Gamble Co. (The)(ì) 8,163 962
Tyson Foods, Inc. Class A 2,058 128
Walgreens Boots Alliance, Inc. 3,365 146
4,340
Energy - 2.5%
Chevron Corp.(ì) 6,540 602
Cimarex Energy Co. 387 10
Exxon Mobil Corp.(ì) 13,287 617
First Solar, Inc.(Æ) 501 22
HollyFrontier Corp. 1,297 43
Marathon Petroleum Corp. 5,672 182
Phillips 66 3,108 227
Valero Energy Corp. 2,917 185
1,888
Financial Services - 18.1%
Aflac, Inc. 5,720 213
AGNC Investment Corp.(Æ) 7,314 91
Allstate Corp. (The) 2,871 292
American Express Co.(ì) 3,934 359
American International Group, Inc. 4,337 110
American Tower Corp.(ö) 1,454 346
Apartment Investment & Management Co.
Class A(ö) 2,312 87
Apple Hospitality REIT, Inc.(ö) 1,130 11
Assurant, Inc. 1,003 107
Bank of America Corp.(ì) 33,770 812
Berkshire Hathaway, Inc. Class B(ì)(Æ) 6,186 1,159
Capital One Financial Corp. 1,910 124
CBRE Group, Inc. Class A(Æ) 1,953 84
Cincinnati Financial Corp. 2,343 154
Citigroup, Inc.(ì) 8,719 423
Comerica, Inc. 912 32
Crown Castle International Corp.(ö) 1,924 307
Discover Financial Services 1,528 66
Duke Realty Corp.(ö) 3,601 125
E*Trade Financial Corp. 3,250 132
Equifax, Inc. 652 91
Equity Commonwealth(ö) 1,209 41
Fidelity National Financial, Inc. 3,913 106
Fidelity National Information Services, Inc. 2,002 264
Global Payments, Inc. 1,689 280
Globe Life Inc.(Æ) 1,649 136
Goldman Sachs Group, Inc. (The) 1,760 323
Hartford Financial Services Group, Inc. 2,181 83
Host Hotels & Resorts, Inc.(ö) 8,238 101
Huntington Bancshares, Inc. 10,892 101
Intercontinental Exchange, Inc. 2,058 184
JPMorgan Chase & Co.(ì) 11,943 1,144
Kilroy Realty Corp.(ö) 1,430 89
Lamar Advertising Co. Class A(ö) 451 26

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Legg Mason, Inc. 447 22
Lincoln National Corp. 2,048 73
MasterCard, Inc. Class A(ì) 4,302 1,183
Merck & Co., Inc.(ì) 9,386 745
MetLife, Inc. 5,645 204
MFA Financial, Inc.(ö) 31,107 54
Old Republic International Corp. 1,160 18
PayPal Holdings, Inc.(Æ) 3,797 467
Raymond James Financial, Inc. 1,623 107
RenaissanceRe Holdings, Ltd. 973 142
SEI Investments Co. 2,245 114
Starwood Property Trust, Inc.(ö) 11,522 149
TD Ameritrade Holding Corp. 3,562 140
Travelers Cos., Inc. (The) 1,153 117
Unum Group 4,080 71
US Bancorp 6,901 252
VICI Properties, Inc.(ö) 533 9
Visa, Inc. Class A(ì) 5,697 1,018
Weingarten Realty Investors(ö) 605 11
Wells Fargo & Co.(ì) 11,651 338
WR Berkley Corp. 2,347 127
Zions Bancorp NA 3,493 110
13,474
Health Care - 14.6%
Abbott Laboratories(ì) 5,625 518
AbbVie, Inc.(ì) 5,236 430
Alexion Pharmaceuticals, Inc.(Æ) 1,374 148
Amgen, Inc.(ì) 2,175 520
Anthem, Inc.(Æ) 1,360 382
Baxter International, Inc. 3,100 275
Biogen, Inc.(Æ) 1,524 452
Bristol-Myers Squibb Co. 7,004 426
Bruker Corp. 746 29
Centene Corp.(Æ) 4,453 297
Cigna Corp. 1,890 370
Dentsply Sirona, Inc. 1,984 84
DexCom , Inc.(Æ) 425 143
Eli Lilly & Co. 3,912 605
Gilead Sciences, Inc.(ì) 5,538 465
HCA Healthcare, Inc. 2,603 286
Henry Schein, Inc.(Æ) 2,061 113
Hill-Rom Holdings, Inc. 428 48
Humana, Inc. 519 198
IDEXX Laboratories, Inc.(Æ) 983 273
Johnson & Johnson(ì) 8,418 1,263
McKesson Corp. 729 103
Medtronic PLC(ì) 4,279 418
PerkinElmer, Inc. 1,778 161
Pfizer, Inc.(ì) 18,832 722
Premier, Inc. Class A(Æ) 436 15
Regeneron Pharmaceuticals, Inc.(Æ) 431 227
ResMed , Inc. 775 120
Thermo Fisher Scientific, Inc. 1,199 401
United Therapeutics Corp.(Æ) 369 41
UnitedHealth Group, Inc.(ì) 4,145 1,212
Universal Health Services, Inc. Class B 390 41
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Varian Medical Systems, Inc.(Æ) 1,101 126
10,912
Materials and Processing - 1.5%
Amcor PLC 7,578 68
Ball Corp. 2,475 162
Carrier Global Corp.(Æ) 3,712 66
Dow, Inc. 5,255 193
DowDuPont , Inc. 3,267 154
Huntsman Corp. 364 6
Masco Corp. 3,011 123
Packaging Corp. of America 995 96
Reliance Steel & Aluminum Co. 589 53
Royal Gold, Inc. 582 71
Sealed Air Corp. 1,407 40
Vulcan Materials Co. 680 77
1,109
Producer Durables - 6.7%
Accenture PLC Class A 2,435 451
AECOM(Æ) 382 14
AGCO Corp. 898 47
Air Lease Corp. Class A 435 11
Allison Transmission Holdings, Inc. Class A 500 18
Ametek , Inc. 1,190 100
Avery Dennison Corp. 1,018 112
Boeing Co. (The)(ì) 1,891 267
Booz Allen Hamilton Holding Corp. Class A 1,211 89
Cintas Corp. 610 135
Cummins, Inc. 947 155
Delta Air Lines, Inc. 3,065 79
Eaton Corp. PLC 5,159 431
Flir Systems, Inc. 1,612 70
General Dynamics Corp. 972 127
Honeywell International, Inc. 2,715 385
Jacobs Engineering Group, Inc. 1,726 143
Johnson Controls International PLC(Æ) 3,469 101
Kirby Corp.(Æ) 81 4
L3Harris Technologies, Inc. 2,131 413
ManpowerGroup , Inc. 556 41
Mettler -Toledo International, Inc.(Æ) 300 216
Northrop Grumman Corp. 508 168
Oshkosh Corp. 638 43
Otis Worldwide Corp. 1,856 95
Quanta Services, Inc. 3,048 111
Robert Half International, Inc. 1,541 73
Snap-on, Inc. 769 100
Southwest Airlines Co. 2,919 91
Square, Inc. Class A(Æ) 1,552 101
Textron, Inc. 2,068 55
Union Pacific Corp.(ì) 2,872 459
United Continental Holdings, Inc.(Æ) 1,735 51
United Rentals, Inc.(Æ) 379 49
Waters Corp.(Æ) 870 163
4,968

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
812 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - 28.2%
Adobe, Inc.(Æ) 1,569 555
ADT, Inc. 2,657 15
Akamai Technologies, Inc.(Æ) 1,127 110
Alphabet, Inc. Class A(ì)(Æ) 1,136 1,530
Alphabet, Inc. Class C(ì)(Æ) 895 1,207
Amdocs, Ltd. 999 64
Ansys , Inc.(Æ) 408 107
Apple, Inc.(ì) 13,878 4,077
Atlassian Corp. PLC Class A(Æ) 566 88
Avnet, Inc. 730 22
Black Knight, Inc.(Æ) 1,318 93
Broadcom, Inc. 1,290 350
Cadence Design Systems, Inc.(Æ) 3,551 288
Cisco Systems, Inc.(ì) 18,792 796
Cognizant Technology Solutions Corp. Class
A 4,991 290
Corning, Inc. 7,197 159
Corteva , Inc. Class W 2,655 70
DXC Technology Co. 1,670 30
Electronic Arts, Inc.(Æ) 2,453 280
Facebook, Inc. Class A(ì)(Æ) 7,183 1,471
Hewlett Packard Enterprise Co. Class H 9,771 98
HP, Inc.(Æ) 7,853 122
Intel Corp.(ì) 14,351 861
Lam Research Corp. 1,311 335
Leidos Holdings, Inc. 900 89
Marvell Technology Group, Ltd. 1,252 34
Microchip Technology, Inc. 1,880 165
Micron Technology, Inc.(Æ) 7,158 343
Microsoft Corp.(ì) 23,933 4,289
NVIDIA Corp. 1,828 534
Oracle Corp.(ì) 10,085 534
Raytheon Technologies Corp.(ì)(Æ) 6,192 401
Seagate Technology PLC 1,668 83
ServiceNow , Inc.(Æ) 572 201
Skyworks Solutions, Inc. 909 95
TE Connectivity, Ltd. 3,025 222
Teradyne, Inc. 2,163 135
Texas Instruments, Inc. 3,518 408
Twilio , Inc. Class A(Æ) 1,316 148
VeriSign, Inc.(Æ) 1,047 219
VMware, Inc. Class A(Æ) 362 48
Workday, Inc. Class A(Æ) 496 76
21,042
Utilities - 6.4%
Ameren Corp. 3,196 232
American Electric Power Co., Inc. 3,477 289
AT&T, Inc.(ì) 23,329 711
CMS Energy Corp. 4,573 261
Consolidated Edison, Inc. 3,620 285
Duke Energy Corp. 4,616 391
Evergy , Inc. 1,532 90
Exelon Corp. 8,798 326
Hawaiian Electric Industries, Inc. 2,994 118
NiSource, Inc. 4,154 104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NRG Energy, Inc. 3,426 115
Pinnacle West Capital Corp. 1,730 133
PPL Corp. 6,364 162
Public Service Enterprise Group, Inc. 6,207 315
Sempra Energy 2,745 340
Verizon Communications, Inc.(ì) 14,990 860
4,732
Total Common Stocks
(cost $37,484) 73,398
Options Purchased - 0.0%
(Number of Contracts)
CBOE Volatility Index
Goldman Sachs May 2020 16.00 Put
(136)
USD 218 (ÿ)
1
Total Options Purchased
(cost $27) 1
Short-Term Investments - 5.4%
U.S. Cash Management Fund(@) 4,012,716
(∞)
4,013
Total Short-Term Investments
(cost $4,012) 4,013
Total Investments - 103.9%
(identified cost $41,523) 77,412
Other Assets and Liabilities, Net
- (3.9%)
(2,934)
Net Assets - 100.0%
74,478

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 813
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Call 28 2,545.00 USD 7,126 05/01/20
(1,009)
S&P 500 Index
Goldman Sachs
Call 41 2,835.00 USD 11,624 05/01/20
(302)
S&P 500 Index
Goldman Sachs
Call 28 2,740.00 USD 7,672 05/08/20
(494)
S&P 500 Index
Goldman Sachs
Call 20 2,820.00 USD 5,640 05/08/20
(218)
S&P 500 Index
Goldman Sachs
Call 20 2,850.00 USD 5,700 05/08/20
(121)
S&P 500 Index
Goldman Sachs
Call 82 2,800.00 USD 22,960 05/15/20
(1,147)
S&P 500 Index
Goldman Sachs
Call 28 2,780.00 USD 7,784 05/22/20
(475)
Total Liability for Options Written (premiums received $2,839)
(3,766)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 10,933 $ — $ —
$ —
$ 10,933 14.7
Consumer Staples 4,340 — —
—
4,340 5.8
Energy 1,888 — —
—
1,888 2.5
Financial Services 13,474 — —
—
13,474 18.1
Health Care 10,912 — —
—
10,912 14.6
Materials and Processing 1,109 — —
—
1,109 1.5
Producer Durables 4,968 — —
—
4,968 6.7
Technology 21,042 — —
—
21,042 28.2
Utilities 4,73 2 — —
—
4,73 2 6.4
Options Purchased 1 — —
—
1 — *
Short-Term Investments — — —
4,013
4,013 5.4
Total Investments 73,399 — — 4,013 77,412 103.9
Other Assets and Liabilities, Net (3.9)
100.0
Other Financial Instruments
A
Liabilities
Options Written (3,766) — — — (3,766) (5.1)
Total Other Financial Instruments $ (3,766) $ — $ — $ — $ (3,766)
* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
814 Strategic Call Overwriting Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 815
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1
Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value $ 3,766
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ 230
Futures contracts 31
Options written ( 10 , 111 )
Total
$ (9 , 85 0 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*** $ (76)
Futures contracts (67)
Options written (502)
Total
$ (645)
* Fair value of purchased options.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations .
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
816 Strategic Call Overwriting Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1 $ — $ 1
Total Financial and Derivative Assets
1 — 1
Financial and Derivative Assets not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Options Written Contracts Options written, at fair value $ 3,766 $ — $ 3,766
Total Financial and Derivative Liabilities
3,766 — 3,766
Financial and Derivative Liabilities not subject to a netting agreement
(3,766) — (3,766)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 817
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 41,523
Investments, at fair value(>) ...........................................................................................................................................................
77,412
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 60
Investments sold ................................................................................................................................................................ 713
Fund shares sold ................................................................................................................................................................ 297
From broker(a)(b) ............................................................................................................................................................... 876
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
79,359
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 1,000
Fund shares redeemed ....................................................................................................................................................... 39
Accrued fees to affiliates .................................................................................................................................................... 25
Other accrued expenses ..................................................................................................................................................... 51
Options written, at fair value(x) ...................................................................................................................................................... 3,766
Total liabilities .............................................................................................................................................
4,881
Net Assets ............................................................................................................................................................
$ 74,478

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
818 Strategic Call Overwriting Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 17,85 7
Shares of beneficial interest ...........................................................................................................................................................
60
Additional paid-in capital ..............................................................................................................................................................
56,56 1
Net Assets ............................................................................................................................................................
$ 74,478
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.34
Class S — Net assets ............................................................................................................................................................. $ 74,478,164
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 6,033,691
Amounts in thousands
(x)     Premiums received on options written $ 2,839
(>)     Investments in affiliates, U.S. Cash Management Fund $ 4,013
(a)     Receivable from Broker for Futures $ 29
(b)     Receivable from Broker for Options $ 847
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 819
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 890
Dividends from affiliated funds ......................................................................................................................................... 19
Total investment income ...............................................................................................................................................................
909
Expenses
Advisory fees .................................................................................................................................................................... 370
Administrative fees ........................................................................................................................................................... 22
Custodian fees ................................................................................................................................................................... 50
Transfer agent fees - Class S ............................................................................................................................................. 93
Professional fees ............................................................................................................................................................... 37
Registration fees ............................................................................................................................................................... 13
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 2
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 598
Expense reductions ........................................................................................................................................................... (242)
Net expenses .................................................................................................................................................................................
356
Net investment income (loss) ........................................................................................................................................................
553
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,184
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 31
Options written ................................................................................................................................................................. (10,111)
Net realized gain (loss) ..................................................................................................................................................................
(2,895)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (11,870)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (67)
Options written ................................................................................................................................................................. (502)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (12,438)
Net realized and unrealized gain (loss) ......................................................................................................................................... (15,333)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (14,780)

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
820 Strategic Call Overwriting Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 553 $ 1,129
Net realized gain (loss) ...................................................................................................................... (2,895) (784)
Net change in unrealized appreciation (depreciation) ....................................................................... (12,438) 7,668
Net increase (decrease) in net assets from operations ............................................................................. (14,780) 8,013
Distributions
To shareholders
Class S ........................................................................................................................................... (628) (1,093)
Net decrease in net assets from distributions .......................................................................................... (628) (1,093)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (9,846) (4,232)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(25,254) 2,688
Net Assets
Beginning of period .................................................................................................................................
99,732 97,044
End of period ..........................................................................................................................................
$ 74,478 $ 99,732

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 821
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class S
Proceeds from shares sold 391 $ 5,270 752 $ 10,322
Proceeds from reinvestment of distributions 46 627 80 1,090
Payments for shares redeemed (1,233) (15,743) (1,152) (15,644)
Total increase (decrease)
(796) $ (9,846) (320) $ (4,232)

Russell Investment Company
Strategic Call Overwriting Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
822 Strategic Call Overwriting Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d )
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class S
April 30, 2020* 14.60 .08 (2.24) (2.16) (.10) (.10)
October 31, 2019 13.57 .16 1 . 03 1 . 19 (.16 ) (.16 )
October 31, 2018 13.57 .13 — (f) .13 (.13) (.13)
October 31, 2017 11.75 .14 1.81 1.95 (.13) (.13)
October 31, 2016 11.30 .13 .45 .58 (.13) (.13)
October 31, 2015 1 0 . 77 .1 0 .53 .63 (.1 0 ) (.1 0 )

See accompanying notes which are an integral part of the financial statements.
Strategic Call Overwriting Fund 823
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
12.34 (14.87) 74,478 1.29 .77 1.20 5
14. 60 8 . 84 99 , 732 1.2 8 .8 3 1. 18 20
13.57 .93 97,044 1.27 .97 .9 7 3
13.57 16.69 100,253 1.27 .97 1.06 7
11.75 5.16 83,048 1.32 .97 1.14 4
11.30 5.84 8 7 , 402 1. 19 .97 . 87 1

Russell Investment Company
Strategic Call Overwriting Fund
See accompanying notes which are an integral part of the financial statements.
824 Strategic Call Overwriting Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 10,711
Administration fees 2,892
Transfer agent fees 11,795
Trustee fees 71
$ 25,469
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund
$ 2,167 $ 37,110 $ 35,266 $ 1 $ 1 $ 4,013 $ 19 $ —
$ 2,167 $ 37,110 $ 35,266 $ 1 $ 1 $ 4,013 $ 19 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 41,548,892 $ 38,722,140 $ (3,785,577) $ 34,936,563

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Multifactor U.S. Equity Fund 825
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 918.80 $ 1,020.89
Expenses Paid During Period* $ 3.82 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 915.10 $ 1,017.16
Expenses Paid During Period* $ 7.38 $ 7.77
* Expenses are equal to the Fund's annualized expense ratio of 1.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 920.80 $ 1,022.87
Expenses Paid During Period* $ 1.91 $ 2.01
* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
826 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 920.10 $ 1,022.97
Expenses Paid During Period* $ 1.81 $ 1.91
* Expenses are equal to the Fund's annualized expense ratio of 0.38%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 919.50 $ 1,022.13
Expenses Paid During Period* $ 2.62 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 921.0 0 $ 1,023.12
Expenses Paid During Period* $ 1.6 7 $ 1.76
* Expenses are equal to the Fund's annualized expense ratio of 0.35%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 827
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 94.6%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc. 4,176 505
Amazon.com, Inc.(Æ) 6,814 16,857
Amerco , Inc. 837 234
AutoZone, Inc.(Æ) 508 518
Best Buy Co., Inc. 15,029 1,153
BorgWarner, Inc. 14,063 402
Bright Horizons Family Solutions, Inc.(Æ) 2,439 284
Brunswick Corp. 4,484 214
Burlington Stores, Inc.(Æ) 705 129
Cable One, Inc. 160 306
Capri Holdings, Ltd.(Æ) 10,267 157
Carnival Corp.(Ñ) 18,190 289
Carter's, Inc. 4,104 321
Charter Communications, Inc. Class A(Æ) 1,419 703
Chipotle Mexican Grill, Inc. Class A(Æ) 172 151
Choice Hotels International, Inc. 2,665 200
Comcast Corp. Class A 137,826 5,185
Costco Wholesale Corp. 6,357 1,926
Dick's Sporting Goods, Inc. 5,298 156
Discovery, Inc. Class A(Æ)(Ñ) 13,443 301
DISH Network Corp. Class A(Æ) 9,124 228
Dollar General Corp. 6,906 1,211
Dollar Tree, Inc.(Æ) 1,156 92
Domino's Pizza, Inc. 286 104
DR Horton, Inc. 28,575 1,349
eBay, Inc. 10,678 425
Expedia Group, Inc. 2,487 177
Extended Stay America, Inc. 3,963 43
Foot Locker, Inc. 10,045 257
Ford Motor Co. 142,282 724
Fox Corp. Class A 17,784 460
Gap, Inc. (The) 16,628 135
Garmin, Ltd. 7,082 575
General Motors Co. 31,303 698
Gentex Corp. 19,421 471
Genuine Parts Co. 7,085 562
Graham Holdings Co. Class B 362 141
Grand Canyon Education, Inc.(Æ) 3,343 288
H&R Block, Inc. 16,859 281
Hilton Worldwide Holdings, Inc. 5,187 393
Home Depot, Inc. (The) 16,281 3,578
Interpublic Group of Cos., Inc. (The) 26,240 446
Kohl's Corp. 13,863 256
Lear Corp. 4,655 455
Leggett & Platt, Inc. 12,372 435
Lennar Corp. Class A 19,463 975
Liberty Media Corp. Class C(Æ)(Ñ) 13,298 453
LKQ Corp.(Æ) 24,658 645
Lululemon Athletica , Inc.(Æ) 3,616 808
Macy's, Inc.(Ñ) 19,043 112
McDonald's Corp. 5,560 1,043
Media General, Inc.(Æ)(Š) 1,092 —
Mohawk Industries, Inc.(Æ) 5,004 439
Netflix, Inc.(Æ) 3,979 1,671
New York Times Co. (The) Class A 2,861 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Newell Rubbermaid, Inc. 10,276 143
Nielsen Holdings PLC 7,182 106
Nike, Inc. Class B 17,131 1,493
Norton LifeLock Inc.(Æ) 40,959 871
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 10,702 176
NVR, Inc.(Æ) 174 539
Omnicom Group, Inc. 12,580 717
O'Reilly Automotive, Inc.(Æ) 858 331
Penske Automotive Group, Inc. 2,910 105
Pool Corp. 708 150
PulteGroup, Inc. 18,992 537
PVH Corp. 3,293 162
Ralph Lauren Corp. Class A 2,561 189
Ross Stores, Inc. 8,949 818
Royal Caribbean Cruises, Ltd.(Ñ) 7,640 357
Sensata Technologies Holding PLC(Æ) 2,707 98
Service Corp. International 6,815 250
Skechers U.S.A., Inc. Class A(Æ) 12,412 350
Spotify Technology SA(Æ) 1,780 270
Starbucks Corp. 12,155 933
Tapestry, Inc. 13,167 196
Target Corp. 8,317 913
Tesla, Inc.(Æ) 705 551
Tiffany & Co. 4,466 565
TJX Cos., Inc. 23,649 1,160
Toll Brothers, Inc. 8,692 209
Tractor Supply Co. 4,643 471
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,764 384
VF Corp. 7,850 456
ViacomCBS , Inc. Class B 24,227 418
WABCO Holdings, Inc.(Æ) 763 103
Walmart, Inc. 16,096 1,956
Walt Disney Co. (The) 23,013 2,489
Whirlpool Corp. 873 98
Williams-Sonoma, Inc. 6,648 411
Yum China Holdings, Inc. 12,081 585
Yum! Brands, Inc. 1,307 113
69,687
Consumer Staples - 5.3%
Altria Group, Inc. 10,621 417
Archer-Daniels-Midland Co. 31,610 1,174
Campbell Soup Co. 3,312 166
Casey's General Stores, Inc. 1,660 251
Church & Dwight Co., Inc. 3,440 241
Clorox Co. (The) 3,162 590
Coca-Cola Co. (The) 48,265 2,215
Colgate-Palmolive Co. 2,367 166
ConAgra Foods, Inc. 4,012 134
Constellation Brands, Inc. Class A 560 92
CVS Health Corp. 53,498 3,293
Estee Lauder Cos., Inc. (The) Class A 3,755 662
Flowers Foods, Inc. 5,700 127
General Mills, Inc. 5,957 357
Herbalife Nutrition, Ltd.(Æ) 2,736 102
Hershey Co. (The) 3,146 417
Hormel Foods Corp. 7,169 336

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
828 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ingredion, Inc. 4,638 377
JM Smucker Co. (The) 2,833 326
Kellogg Co. 2,262 148
Keurig Dr Pepper, Inc.(Ñ) 10,178 269
Kimberly-Clark Corp. 2,530 350
Kraft Heinz Foods Co. 27,438 832
Kroger Co. (The) 21,006 664
Molson Coors Beverage Co. Class B 11,534 473
Mondelez International, Inc. Class A 17,865 919
Monster Beverage Corp.(Æ) 11,306 699
PepsiCo, Inc. 12,680 1,677
Philip Morris International, Inc. 17,271 1,288
Pilgrim's Pride Corp.(Æ) 5,338 117
Procter & Gamble Co. (The) 37,231 4,389
Tyson Foods, Inc. Class A 11,186 696
US Foods Holding Corp.(Æ) 16,615 357
Walgreens Boots Alliance, Inc. 31,743 1,374
25,695
Energy - 2.6%
Chevron Corp. 19,080 1,755
ConocoPhillips 27,578 1,161
EOG Resources, Inc. 11,457 544
Exxon Mobil Corp. 97,140 4,513
HollyFrontier Corp. 3,226 107
Kinder Morgan, Inc. 21,979 335
Marathon Petroleum Corp. 25,425 816
ONEOK, Inc. 6,985 209
Phillips 66 15,785 1,155
Pioneer Natural Resources Co. 3,502 313
Valero Energy Corp. 16,590 1,051
Xcel Energy, Inc. 9,228 587
12,546
Financial Services - 16.6%
Aflac, Inc. 29,252 1,089
Alexandria Real Estate Equities, Inc.(ö) 891 140
Alleghany Corp. 326 174
Alliance Data Systems Corp. 3,104 155
Allstate Corp. (The) 16,848 1,714
American Express Co. 5,648 515
American Homes 4 Rent Class A(ö) 13,846 334
American Tower Corp.(ö) 4,057 966
Ameriprise Financial, Inc. 4,030 463
Apple Hospitality REIT, Inc.(ö) 18,091 175
Arch Capital Group, Ltd.(Æ) 13,874 333
Assurant, Inc. 550 58
AvalonBay Communities, Inc.(ö) 1,655 270
Bank of America Corp. 237,137 5,704
Bank of New York Mellon Corp. (The) 23,057 866
Berkshire Hathaway, Inc. Class B(Æ) 43,033 8,064
BlackRock, Inc. Class A 1,417 711
Boston Properties, Inc.(ö) 969 94
Broadridge Financial Solutions, Inc. 2,636 306
Camden Property Trust(ö) 1,266 111
Capital One Financial Corp. 10,275 665
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CBRE Group, Inc. Class A(Æ) 22,735 976
Charles Schwab Corp. (The) 5,069 191
Chubb, Ltd. 15,776 1,704
Cincinnati Financial Corp. 3,119 205
Citigroup, Inc. 66,917 3,249
Citizens Financial Group, Inc. 6,124 137
Crown Castle International Corp.(ö) 2,709 432
Digital Realty Trust, Inc.(ö) 592 88
Discover Financial Services 4,506 194
Duke Realty Corp.(ö) 6,453 224
E*Trade Financial Corp. 2,278 93
East West Bancorp, Inc. 1,964 69
Equifax, Inc. 3,166 440
Equinix , Inc.(Æ)(ö) 549 371
Equitable Holdings, Inc. 7,879 144
Equity LifeStyle Properties, Inc. Class A(ö) 2,688 162
Equity Residential(ö) 3,596 234
Everest Re Group, Ltd. 1,046 181
Fair Isaac Corp.(Æ) 480 169
Fidelity National Financial, Inc. 5,007 135
Fidelity National Information Services, Inc. 8,775 1,157
Fifth Third Bancorp 12,970 242
Fiserv, Inc.(Æ) 8,910 918
FleetCor Technologies, Inc.(Æ) 2,296 554
Global Payments, Inc. 6,363 1,056
Globe Life, Inc.(Æ) 4,382 361
Goldman Sachs Group, Inc. (The) 9,187 1,685
Hanover Insurance Group, Inc. (The) 471 47
Hartford Financial Services Group, Inc. 8,673 329
Host Hotels & Resorts, Inc.(ö) 33,333 410
Huntington Bancshares, Inc. 21,601 200
Intercontinental Exchange, Inc. 1,379 123
Jack Henry & Associates, Inc. 4,310 705
Jones Lang LaSalle, Inc. 4,237 447
JPMorgan Chase & Co. 77,937 7,464
KeyCorp 21,482 250
Lincoln National Corp. 1,581 56
Loews Corp. 4,950 172
M&T Bank Corp. 5,246 588
MarketAxess Holdings, Inc. 430 196
Marsh & McLennan Cos., Inc. 1,929 188
MasterCard, Inc. Class A 12,167 3,346
Medical Properties Trust, Inc.(ö) 18,311 314
Merck & Co., Inc. 34,990 2,776
MetLife, Inc. 24,051 868
Mid-America Apartment Communities, Inc.
(ö) 1,914 214
Morgan Stanley 29,529 1,164
Northern Trust Corp. 9,727 770
Old Republic International Corp. 6,393 102
Park Hotels & Resorts, Inc.(ö) 12,374 118
PayPal Holdings, Inc.(Æ) 13,453 1,655
People's United Financial, Inc. 11,508 146
PNC Financial Services Group, Inc. (The) 9,475 1,011
Principal Financial Group, Inc. 8,737 318
Progressive Corp. (The) 5,342 413
Prologis, Inc.(ö) 7,842 700

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 829
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prudential Financial, Inc. 12,822 800
Public Storage(ö) 2,739 508
Raymond James Financial, Inc. 4,497 296
Regency Centers Corp.(ö) 5,096 224
Regions Financial Corp. 22,041 237
Reinsurance Group of America, Inc. Class A 1,118 117
RenaissanceRe Holdings, Ltd. 840 123
SBA Communications Corp.(ö) 1,115 323
Simon Property Group, LP(ö) 3,497 233
State Street Corp. 12,794 807
Sun Communities, Inc.(ö) 1,125 151
SVB Financial Group(Æ) 1,046 202
Synchrony Financial 9,353 185
T Rowe Price Group, Inc. 2,489 288
TD Ameritrade Holding Corp. 2,287 90
TransUnion 3,172 250
Travelers Cos., Inc. (The) 11,388 1,153
Truist Bank 35,926 1,341
US Bancorp 29,949 1,093
VICI Properties, Inc.(ö) 7,484 130
Visa, Inc. Class A(Ñ) 24,669 4,409
Wells Fargo & Co. 109,364 3,177
Welltower , Inc.(ö) 4,253 218
Western Union Co. (The) 26,262 501
WR Berkley Corp. 8,096 437
Zions Bancorp NA 4,197 133
80,794
Health Care - 13.8%
Abbott Laboratories 17,949 1,653
AbbVie, Inc.(Ñ) 18,196 1,496
Abiomed , Inc.(Æ) 1,450 277
Agilent Technologies, Inc. 8,098 621
Alexion Pharmaceuticals, Inc.(Æ) 5,901 634
Align Technology, Inc.(Æ) 1,993 428
Alkermes PLC(Æ) 5,283 72
Allergan PLC 2,562 480
Alnylam Pharmaceuticals, Inc.(Æ) 3,226 425
AmerisourceBergen Corp. Class A 3,272 293
Amgen, Inc. 5,055 1,209
Anthem, Inc.(Æ) 8,557 2,402
Baxter International, Inc. 11,022 979
Becton Dickinson and Co. 2,163 546
Biogen, Inc.(Æ) 3,338 991
BioMarin Pharmaceutical, Inc.(Æ) 3,435 316
Bio-Rad Laboratories, Inc. Class A(Æ) 312 137
Boston Scientific Corp.(Æ) 26,430 991
Bristol-Myers Squibb Co. 30,391 1,848
Bruker Corp. 2,854 112
Cardinal Health, Inc. 12,096 599
Catalent , Inc.(Æ) 2,782 192
Centene Corp.(Æ) 10,004 666
Cerner Corp. 11,038 766
Change Healthcare, Inc.(Æ) 13,896 162
Charles River Laboratories International,
Inc.(Æ) 2,170 314
Chemed Corp. 1,357 565
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cigna Corp. 16,260 3,183
Cooper Cos., Inc. (The) 1,881 539
DaVita HealthCare Partners, Inc.(Æ) 2,437 193
Dentsply Sirona, Inc. 2,162 92
DexCom , Inc.(Æ) 1,217 408
Edwards Lifesciences Corp.(Æ) 4,706 1,024
Elanco Animal Health, Inc.(Æ) 3,591 89
Eli Lilly & Co. 11,421 1,766
Encompass Health Corp.(Æ) 7,068 468
Envista Holdings Corp.(Æ) 5,074 99
Exelixis , Inc.(Æ) 8,792 217
Gilead Sciences, Inc. 8,694 730
HCA Healthcare, Inc. 9,614 1,056
Henry Schein, Inc.(Æ) 12,615 688
Hill-Rom Holdings, Inc. 3,173 357
Hologic , Inc.(Æ) 2,611 131
Horizon Therapeutics PLC(Æ) 4,624 167
Humana, Inc. 2,164 826
ICU Medical, Inc.(Æ) 397 87
IDEXX Laboratories, Inc.(Æ) 1,519 422
Illumina, Inc.(Æ) 2,619 836
Incyte Corp.(Æ) 1,471 144
Insulet Corp.(Æ) 434 87
Integra LifeSciences Holdings Corp.(Æ) 1,820 93
Intuitive Surgical, Inc.(Æ) 1,952 997
IQVIA Holdings, Inc.(Æ) 708 101
Jazz Pharmaceuticals PLC(Æ) 4,340 478
Johnson & Johnson 41,201 6,183
Laboratory Corp. of America Holdings(Æ) 5,810 955
Masimo Corp.(Æ) 3,359 719
McKesson Corp. 4,064 574
MEDNAX, Inc.(Æ) 8,185 119
Medtronic PLC 16,905 1,650
Moderna , Inc.(Æ) 3,469 160
Mylan NV(Æ) 31,894 535
Neurocrine Biosciences, Inc.(Æ) 1,418 139
Penumbra, Inc.(Æ) 1,030 183
PerkinElmer, Inc. 1,497 136
Pfizer, Inc. 83,863 3,217
PRA Health Sciences, Inc.(Æ) 973 94
Premier, Inc. Class A(Æ) 4,288 142
Qiagen NV(Æ) 6,851 286
Quest Diagnostics, Inc. 10,751 1,184
Regeneron Pharmaceuticals, Inc.(Æ) 2,140 1,125
ResMed , Inc. 6,382 991
Sarepta Therapeutics, Inc.(Æ) 756 89
Seattle Genetics, Inc.(Æ) 1,181 162
STERIS PLC 4,218 601
Stryker Corp. 4,477 835
Teleflex, Inc. 1,113 373
Thermo Fisher Scientific, Inc. 4,818 1,612
United Therapeutics Corp.(Æ) 4,078 447
UnitedHealth Group, Inc. 15,209 4,448
Universal Health Services, Inc. Class B 6,747 713
Varian Medical Systems, Inc.(Æ) 5,180 592
Veeva Systems, Inc. Class A(Æ) 5,147 982
Vertex Pharmaceuticals, Inc.(Æ) 3,735 938

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
830 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
West Pharmaceutical Services, Inc. 3,494 661
Zimmer Biomet Holdings, Inc. 4,816 576
Zoetis, Inc. Class A 7,524 973
66,846
Materials and Processing - 3.4%
Acuity Brands, Inc. 1,044 90
Air Products & Chemicals, Inc. 4,018 906
Albemarle Corp.(Ñ) 4,561 280
AptarGroup, Inc. 3,714 398
Ball Corp. 3,290 216
Berry Plastics Group, Inc.(Æ) 10,658 424
Carrier Global Corp.(Æ) 13,725 243
Celanese Corp. Class A 6,243 519
Copart , Inc.(Æ) 6,267 502
Crown Holdings, Inc.(Æ) 1,691 109
Dow, Inc. 23,080 847
DowDuPont , Inc. 9,982 469
Eastman Chemical Co. 9,187 556
Ecolab, Inc. 3,921 759
Fastenal Co. 20,029 725
FMC Corp. 1,700 156
Graphic Packaging Holding Co. 24,910 333
Hexcel Corp. 2,673 92
Huntsman Corp. 5,740 96
International Paper Co. 20,569 704
ITT, Inc. 1,831 97
Linde PLC(Æ) 6,123 1,128
LyondellBasell Industries Class A 14,274 827
Masco Corp. 5,788 238
NewMarket Corp. 647 266
Newmont Corp. 4,194 249
Nucor Corp. 22,514 927
Owens Corning 9,256 401
Packaging Corp. of America 4,660 450
PPG Industries, Inc. 5,342 485
Reliance Steel & Aluminum Co. 5,611 503
RPM International, Inc. 1,742 116
Sealed Air Corp. 3,601 103
Sherwin-Williams Co. (The) 805 432
Silgan Holdings, Inc. 6,310 218
Sonoco Products Co. 7,430 363
Steel Dynamics, Inc. 19,441 472
Valmont Industries, Inc. 821 96
Watsco , Inc. 589 95
Westlake Chemical Corp. 3,537 154
Westrock Co. 15,971 514
16,558
Producer Durables - 8.5%
3M Co. 4,601 699
Accenture PLC Class A 8,133 1,506
AECOM(Æ) 3,804 138
AGCO Corp. 1,798 95
Air Lease Corp. Class A 6,950 182
Alaska Air Group, Inc. 10,464 340
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allison Transmission Holdings, Inc. Class A 2,836 103
Ametek , Inc. 6,868 576
AO Smith Corp. 2,214 94
Automatic Data Processing, Inc. 8,087 1,186
Avalara, Inc.(Æ) 1,730 155
Booz Allen Hamilton Holding Corp. Class A 6,625 487
Carlisle Cos., Inc. 4,252 514
Caterpillar, Inc. 736 86
CH Robinson Worldwide, Inc.(Ñ) 6,419 455
Cintas Corp. 3,635 806
Copa Holdings SA Class A 2,728 121
CoStar Group, Inc.(Æ) 1,168 757
Crane Co. 4,734 258
Cummins, Inc. 8,611 1,408
Curtiss-Wright Corp. 942 98
Danaher Corp. 6,312 1,032
Deere & Co. 1,776 258
Delta Air Lines, Inc. 31,098 806
Donaldson Co., Inc. 2,138 94
Dover Corp. 1,456 136
Eaton Corp. PLC 18,221 1,522
Emerson Electric Co. 10,489 598
Expeditors International of Washington, Inc. 7,564 542
Flir Systems, Inc. 4,074 177
Fortive Corp. 3,088 198
General Dynamics Corp. 3,501 457
General Electric Co. 36,673 249
Graco , Inc. 5,516 246
HD Supply Holdings, Inc.(Æ) 3,487 103
HEICO Corp. 3,660 321
Honeywell International, Inc. 7,711 1,094
Hubbell, Inc. Class B 748 93
Huntington Ingalls Industries, Inc. 872 167
IDEX Corp. 1,624 249
IHS Markit , Ltd.(Æ) 6,983 470
Illinois Tool Works, Inc. 3,379 549
Ingersoll Rand, Inc.(Æ) 3,250 95
Jacobs Engineering Group, Inc. 2,053 170
JB Hunt Transport Services, Inc. 3,971 402
JetBlue Airways Corp.(Æ) 27,206 265
Johnson Controls International PLC(Æ) 42,935 1,250
Kansas City Southern 1,601 209
Keysight Technologies, Inc.(Æ) 3,981 385
L3Harris Technologies, Inc. 4,910 951
Lamb Weston Holdings, Inc. 2,118 130
Landstar System, Inc. 2,842 294
Lincoln Electric Holdings, Inc. 1,180 95
Littelfuse , Inc. 665 97
Lockheed Martin Corp. 2,067 804
Macquarie Infrastructure Corp. 6,929 191
ManpowerGroup , Inc. 2,405 179
Mettler -Toledo International, Inc.(Æ) 574 413
MSC Industrial Direct Co., Inc. Class A 3,801 227
National Instruments Corp. 6,100 234
Nordson Corp. 578 93
Northrop Grumman Corp. 1,977 654
Old Dominion Freight Line, Inc. 4,495 653

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 831
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Oshkosh Corp. 1,630 110
Otis Worldwide Corp. 8,730 444
PACCAR, Inc. 16,555 1,146
Parker-Hannifin Corp. 3,212 508
Paychex, Inc. 11,497 788
Quanta Services, Inc. 11,915 433
Regal Beloit Corp. 1,355 96
Republic Services, Inc. Class A 1,903 149
Robert Half International, Inc. 4,723 223
Rollins, Inc. 2,850 114
Roper Technologies, Inc. 1,889 644
S&P Global, Inc. 574 168
Snap-on, Inc. 4,739 617
Southwest Airlines Co. 26,845 839
Square, Inc. Class A(Æ) 6,014 392
Stanley Black & Decker, Inc. 6,855 755
Teledyne Technologies, Inc.(Æ) 1,753 571
Textron, Inc. 8,384 221
Toro Co. (The) 5,994 382
Trimble Navigation, Ltd.(Æ) 6,103 211
Union Pacific Corp. 3,672 587
United Continental Holdings, Inc.(Æ) 12,824 379
United Parcel Service, Inc. Class B 3,786 358
United Rentals, Inc.(Æ) 3,347 430
Verisk Analytics, Inc. Class A 3,943 603
Wabtec Corp. 7,165 404
Waste Management, Inc. 6,951 695
Waters Corp.(Æ) 1,315 246
WW Grainger, Inc. 786 217
Xerox Holdings Corp. 5,113 94
XPO Logistics, Inc.(Æ)(Ñ) 3,483 232
Xylem, Inc. 2,502 180
Zebra Technologies Corp. Class A(Æ) 2,745 630
41,082
Technology - 24.6%
Activision Blizzard, Inc. 11,127 709
Adobe, Inc.(Æ) 6,898 2,439
Advanced Micro Devices, Inc.(Æ) 5,376 282
Akamai Technologies, Inc.(Æ) 6,870 671
Alphabet, Inc. Class A(Æ) 7,904 10,645
Alphabet, Inc. Class C(Æ) 2,907 3,922
Alteryx , Inc. Class A(Æ) 771 87
Amdocs, Ltd. 9,034 582
Amphenol Corp. Class A 7,966 703
Analog Devices, Inc. 5,009 549
Anaplan, Inc.(Æ) 2,350 96
Ansys , Inc.(Æ) 3,729 976
Apple, Inc. 67,639 19,873
Applied Materials, Inc. 22,319 1,109
Arista Networks, Inc.(Æ) 2,320 509
Arrow Electronics, Inc.(Æ) 7,628 480
Atlassian Corp. PLC Class A(Æ) 2,518 392
Autodesk, Inc.(Æ) 2,147 402
Avnet, Inc. 9,449 284
Bio Techne Corp.(Æ) 1,277 287
Black Knight, Inc.(Æ) 6,092 430
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Booking Holdings, Inc.(Æ) 63 93
Broadcom, Inc. 1,466 398
CACI International, Inc. Class A(Æ) 1,804 451
Cadence Design Systems, Inc.(Æ) 13,981 1,134
CDW Corp. 5,630 624
Ciena Corp.(Æ) 6,556 303
Cisco Systems, Inc. 60,359 2,558
Citrix Systems, Inc. 3,546 514
Cognex Corp. 3,139 173
Cognizant Technology Solutions Corp. Class
A 16,493 957
Corteva , Inc. Class W 14,432 378
Coupa Software, Inc.(Æ) 1,168 206
Dell Technologies, Inc. Class C(Æ) 5,684 243
DocuSign, Inc.(Æ) 3,209 336
Dolby Laboratories, Inc. Class A 5,395 324
Dropbox, Inc. Class A(Æ) 4,777 100
DXC Technology Co. 19,215 348
EchoStar Corp. Class A(Æ) 2,916 92
Electronic Arts, Inc.(Æ) 3,232 369
Entegris , Inc. 5,035 273
EPAM Systems, Inc.(Æ) 3,346 739
F5 Networks, Inc.(Æ) 3,960 551
Facebook, Inc. Class A(Æ) 36,858 7,546
Fortinet, Inc.(Æ) 7,764 836
Genpact , Ltd. 10,564 364
Guidewire Software, Inc.(Æ) 1,824 166
Hewlett Packard Enterprise Co. Class H 87,217 877
HP, Inc.(Æ) 70,267 1,090
Intel Corp. 71,378 4,282
Intuit, Inc. 3,937 1,062
IPG Photonics Corp.(Æ) 768 99
Jabil Circuit, Inc. 4,525 129
Juniper Networks, Inc. 26,907 581
KLA-Tencor Corp. 3,603 591
Lam Research Corp. 3,473 887
Leidos Holdings, Inc. 5,192 513
LogMeIn, Inc. 1,857 159
Manhattan Associates, Inc.(Æ) 1,649 117
Maxim Integrated Products, Inc. 10,077 554
Microchip Technology, Inc. 2,892 254
Micron Technology, Inc.(Æ) 18,129 868
Microsoft Corp. 127,835 22,910
MKS Instruments, Inc. 1,006 101
MongoDB, Inc.(Æ) 563 91
Monolithic Power Systems, Inc. 1,472 294
Motorola Solutions, Inc. 4,585 659
Nuance Communications, Inc.(Æ) 6,608 133
NVIDIA Corp. 7,851 2,295
Okta , Inc.(Æ) 3,071 465
ON Semiconductor Corp.(Æ) 13,938 224
Oracle Corp. 11,203 593
Palo Alto Networks, Inc.(Æ) 459 90
Paycom Software, Inc.(Æ) 1,596 417
Pegasystems , Inc. 1,161 97
Proofpoint , Inc.(Æ) 1,364 166
Qorvo , Inc.(Æ) 1,725 169

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
832 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QUALCOMM, Inc. 8,825 694
Raytheon Technologies Corp.(Æ) 26,572 1,722
RealPage , Inc.(Æ) 2,008 129
Roku, Inc.(Æ) 694 84
Salesforce.com, Inc.(Æ) 10,244 1,659
ServiceNow , Inc.(Æ) 3,464 1,218
Skyworks Solutions, Inc. 7,009 728
Smartsheet , Inc. Class A(Æ) 2,848 150
Splunk , Inc.(Æ) 674 95
SS&C Technologies Holdings, Inc. 1,712 94
SYNNEX Corp. 2,658 233
Synopsys, Inc.(Æ) 6,892 1,083
Take-Two Interactive Software, Inc.(Æ) 1,627 197
Teradyne, Inc. 6,198 388
Texas Instruments, Inc. 11,790 1,368
Trade Desk, Inc. (The) Class A(Æ)(Ñ) 1,086 318
Twitter, Inc.(Æ) 10,145 291
Tyler Technologies, Inc.(Æ) 1,890 606
Uber Technologies, Inc.(Æ) 9,401 285
VeriSign, Inc.(Æ) 426 89
VMware, Inc. Class A(Æ) 1,918 252
Western Digital Corp. 7,044 325
Workday, Inc. Class A(Æ) 4,028 620
Xilinx, Inc. 3,952 345
Zendesk , Inc.(Æ) 2,149 165
Zscaler , Inc.(Æ) 1,315 88
Zynga, Inc. Class A(Æ) 21,763 164
119,660
Utilities - 5.5%
AES Corp. 7,213 96
Alliant Energy Corp. 3,781 184
Ameren Corp. 6,670 485
American Electric Power Co., Inc. 7,325 609
American Water Works Co., Inc. 2,720 331
AT&T, Inc. 197,871 6,028
Atmos Energy Corp. 850 87
Avangrid , Inc. 4,843 208
CenterPoint Energy, Inc. 30,432 518
CenturyLink, Inc. 69,803 741
CMS Energy Corp. 1,468 84
Consolidated Edison, Inc. 4,040 318
Dominion Energy, Inc. 8,914 688
DTE Energy Co. 3,031 314
Duke Energy Corp. 8,374 709
Edison International 1,473 86
Entergy Corp. 3,031 289
Essential Utilities, Inc. 2,076 87
Evergy , Inc. 6,489 379
Eversource Energy(Æ) 5,478 442
Exelon Corp. 32,391 1,201
FirstEnergy Corp. 7,381 305
GCI Liberty, Inc. Class A(Æ) 7,417 451
Hawaiian Electric Industries, Inc. 2,193 87
International Business Machines Corp. 19,675 2,470
NextEra Energy, Inc. 4,593 1,062
PG&E Corp.(Æ) 7,911 84
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pinnacle West Capital Corp. 3,829 295
PPL Corp. 12,653 322
Public Service Enterprise Group, Inc. 6,569 333
RingCentral, Inc. Class A(Æ) 1,736 397
Sempra Energy 4,671 579
Southern Co. (The) 12,351 701
T-Mobile US, Inc.(Æ) 10,471 919
UGI Corp. 3,141 95
Verizon Communications, Inc. 66,783 3,836
Vistra Energy Corp. 27,584 539
WEC Energy Group, Inc.(Æ) 6,599 597
26,956
Total Common Stocks
(cost $359,600) 459,824
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021 Rights 13,254 60
Total Warrants & Rights
(cost $28) 60
Short-Term Investments - 5.2%
U.S. Cash Management Fund(@) 25,148,449
(∞)
25,148
Total Short-Term Investments
(cost $25,145) 25,148
Other Securities - 1.9%
U.S. Cash Collateral Fund(×)(@) 9,333,771
(∞)
9,334
Total Other Securities
(cost $9,334) 9,334
Total Investments - 101.7%
(identified cost $394,107) 494,366
Other Assets and Liabilities, Net
- (1.7%)
(8,438)
Net Assets - 100.0%
485,928

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 833
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 149 USD 21,623 06/20
2,337
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts
2,337
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 69,687 $ — $ —
$ —
$ 69,687 14.3
Consumer Staples 25,695 — —
—
25,695 5.3
Energy 12,546 — —
—
12,546 2.6
Financial Services 80,794 — —
—
80,794 16.6
Health Care 66,846 — —
—
66,846 13.8
Materials and Processing 16,558 — —
—
16,558 3.4
Producer Durables 41,082 — —
—
41,082 8.5
Technology 119,660 — —
—
119,660 24.6
Utilities 26,956 — —
—
26,956 5.5
Warrants & Rights 60 — —
—
60 —
*
Short-Term Investments — — —
25,148
25,148 5.2
Other Securities — — —
9,334
9,334 1.9
Total Investments 459,884 — — 34,482 494,366 101.7
Other Assets and Liabilities, Net (1.7)
100.0
Other Financial Instruments
Assets
Futures Contracts 2,337 — — — 2,337 0.5
A
Total Other Financial Instruments
**
$ 2,337 $ — $ — $ — $ 2,337
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
834 Multifactor U.S. Equity Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 835
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 2,337
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (499)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 2,308
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
836 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 8,930 $ — $ 8,930
Total Financial and Derivative Assets
8,930 — 8,930
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 8,930 $ — $ 8,930
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,998 $ — $ 4,998 $ —
Bank of Nova Scotia
441 — 441 —
Barclays
836 — 836 —
Citigroup
614 — 614 —
HSBC
2,041 — 2,041 —
Total
$ 8,930 $ — $ 8,930 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 837
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 394,107
Investments, at fair value(*)(>) ......................................................................................................................................................
494,366
Foreign currency holdings(^) ......................................................................................................................................................... 60
Receivables:
Dividends and interest ....................................................................................................................................................... 324
Dividends from affiliated funds .......................................................................................................................................... 8
Fund shares sold ................................................................................................................................................................ 440
Variation margin on futures contracts ................................................................................................................................. 2,338
Prepaid expenses ........................................................................................................................................................................... 6
Total assets .................................................................................................................................................
497,542
Liabilities
Payables:
Due to broker (a ) ................................................................................................................................................................ 837
Fund shares redeemed ....................................................................................................................................................... 1,266
Accrued fees to affiliates .................................................................................................................................................... 120
Other accrued expenses ..................................................................................................................................................... 57
Payable upon return of securities loaned ....................................................................................................................................... 9,334
Total liabilities .............................................................................................................................................
11,614
Net Assets ............................................................................................................................................................
$ 485,928

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
838 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 92,490
Shares of beneficial interest ...........................................................................................................................................................
425
Additional paid-in capital ..............................................................................................................................................................
393,013
Net Assets ............................................................................................................................................................
$ 485,928
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.10
Class A — Net assets ............................................................................................................................................................. $ 7,436,982
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 652,457
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.52
Class C — Net assets ............................................................................................................................................................. $ 1,897,736
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 164,738
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.46
Class M — Net assets ............................................................................................................................................................ $ 4,937,226
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 430,955
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 11.45
Class R6 — Net assets ........................................................................................................................................................... $ 228,413
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 19,944
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.44
Class S — Net assets ............................................................................................................................................................. $ 88,762,551
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,758,274
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.45
Class Y — Net assets ............................................................................................................................................................. $ 382,665,382
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 33,430,935
Amounts in thousands
(^)     Foreign currency holdings - cost $ 63
(*)     Securities on loan included in investments $ 8,930
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 34,482
(a)      Due to Broker for Futures $ 837
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 839
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6,832
Dividends from affiliated funds ......................................................................................................................................... 176
Securities lending income (net) ......................................................................................................................................... 10
Total investment income ...............................................................................................................................................................
7,018
Expenses
Advisory fees .................................................................................................................................................................... 987
Administrative fees ........................................................................................................................................................... 159
Custodian fees ................................................................................................................................................................... 55
Distribution fees - Class A ................................................................................................................................................ 10
Distribution fees - Class C ................................................................................................................................................ 7
Transfer agent fees - Class A ............................................................................................................................................ 8
Transfer agent fees - Class C ............................................................................................................................................. 2
Transfer agent fees - Class M ............................................................................................................................................ 6
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 168
Transfer agent fees - Class Y ............................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 45
Registration fees ............................................................................................................................................................... 50
Shareholder servicing fees - Class C ................................................................................................................................. 2
Trustees’ fees .................................................................................................................................................................... 14
Printing fees ...................................................................................................................................................................... 22
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 1,559
Expense reductions ........................................................................................................................................................... (198)
Net expenses .................................................................................................................................................................................
1,361
Net investment income (loss) ........................................................................................................................................................
5,657
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (6,500)
Futures contracts .............................................................................................................................................................. (499)
Net realized gain (loss) ..................................................................................................................................................................
(6,999)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (50,662)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. 2,308
Foreign currency-related transactions ............................................................................................................................... (3)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (48,354)
Net realized and unrealized gain (loss) ......................................................................................................................................... (55,353)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (49,696)
**      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
840 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,657 $ 9,947
Net realized gain (loss) ...................................................................................................................... (6,999) 38,802
Net change in unrealized appreciation (depreciation) ....................................................................... (48,354) 25,263
Net increase (decrease) in net assets from operations ............................................................................. (49,696) 74,012
Distributions
To shareholders
Class A .......................................................................................................................................... (474) (889)
Class C .......................................................................................................................................... (99) (107)
Class M ......................................................................................................................................... (363) (654)
Class R6 ........................................................................................................................................ (14) (21)
Class S ........................................................................................................................................... (12,220) (30,267)
Class Y .......................................................................................................................................... (31,004) (34,927)
Net decrease in net assets from distributions .......................................................................................... (44,174) (66,865)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (2,816) (137,374)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(96,686) (130,227)
Net Assets
Beginning of period .................................................................................................................................
582,614 712,841
End of period ..........................................................................................................................................
$ 485,928 $ 582,614

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 841
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 45 $ 556 79 $ 974
Proceeds from reinvestment of distributions 37 474 80 889
Payments for shares redeemed (40) (522) (273) (3,360)
Net increase (decrease)
42 508 (114) (1,497)
Class C
Proceeds from shares sold 25 296 80 969
Proceeds from reinvestment of distributions 8 99 9 106
Payments for shares redeemed (13) (150) (45) (551)
Net increase (decrease)
20 245 44 524
Class M
Proceeds from shares sold 46 545 329 4,065
Proceeds from reinvestment of distributions 28 362 59 654
Payments for shares redeemed (108) (1,340) (389) (4,799)
Net increase (decrease)
(34) (433) (1) (80)
Class R6
Proceeds from shares sold 2 20 5 62
Proceeds from reinvestment of distributions 1 15 2 21
Payments for shares redeemed (1) (12) (3) (34)
Net increase (decrease)
2 23 4 49
Class S
Proceeds from shares sold 1,358 16,466 4,298 52,438
Proceeds from reinvestment of distributions 939 12,218 2,727 30,143
Payments for shares redeemed (11,852) (156,446) (15,040) (187,532)
Net increase (decrease)
(9,555) (127,762) (8,015) (104,951)
Class Y
Proceeds from shares sold 15,999 213,747 2,400 29,620
Proceeds from reinvestment of distributions 2,413 31,004 3,146 34,927
Payments for shares redeemed (10,538) (120,148) (7,780) (95,966)
Net increase (decrease)
7,874 124,603 (2,234) (31,419)
Total increase (decrease)
(1,651) $ (2,816) (10,316) $ (137,374)

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
842 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 13.16 .08 (1.07) (.99) (.09) (.68)
October 31, 2019 13.07 .1 5 1.2 0 1.35 (.18) (1.08)
October 31, 2018(11) 13.19 .06 (.11) (.05) (.07) —
Class C
April 30, 2020* 13.26 .04 (1.08) (1.04) (.02) (.68)
October 31, 2019 13.10 .0 6 1.2 0 1.26 (.02) (1.08)
October 31, 2018(11) 13.19 —(f) (.09) (.09) — —
Class M
April 30, 2020* 13.22 .11 (1.08) (.97) (.11) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
October 31, 2016 10.74 .19 .31 .50 (.20) (.11)
October 31, 2015(1) 10.61 .14 .09 .23 (.10) —
Class R6
April 30, 2020* 13.22 .11 (1.09) (.98) (.11) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.44 2.63 (.21) —
October 31, 2016(4) 9.91 .12 1.05 1.17 (.15) —
Class S
April 30, 2020* 13.20 .10 (1.08) (.98) (.10) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
October 31, 2016 10.73 .17 .31 .48 (.18) (.11)
October 31, 2015(1) 10.61 .12 .09 .21 (.09) —
Class Y
April 30, 2020* 13.21 .11 (1.07) (.96) (.12) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —
October 31, 2016 10.74 .20 .29 .49 (.20) (.11)
October 31, 2015 10.41 .17 .31 .48 (.14) (.01)

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 843
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.77) 11.40 (8.12) 7,437 .86 .80 1.32 42
(1.26) 13.16 12.26 8,038 .85 .81 1. 21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.70) 11.52 (8.49) 1,898 1.61 1.55 .56 42
(1.10) 13.26 11.37 1,915 1.60 1.56 . 46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(.79) 11.46 (7.92) 4,937 .61 .40 1.72 42
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(.31) 10.93 4.75 1,024 .60 .40 1.78 9
(.10) 10.74 2.23 873 .62 .40 1.53 44
(.79) 11.45 (7.99) 228 .46 .38 1.73 42
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(.15) 10.93 9.27 112 .45 .38 1.67 9
(.78) 11.44 (8.05) 88,763 .60 .55 1.59 42
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(.29) 10.92 4.61 7,844 .60 .55 1.62 9
(.09) 10.73 2.04 3,227 .62 .40 1.36 44
(.80) 11.45 (7.90) 382,665 .41 .35 1.78 42
(1.30) 13.21 12.75 337,713 .41 .37 1.66 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71
(.31) 10.92 4.70 689,603 .41 .35 1.84 9
(.15) 10.74 4.71 802,454 .43 .35 1.56 44

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
844 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 80,927
Administration fees 18,787
Distribution fees 2,499
Shareholder servicing fees 359
Transfer agent fees 16,711
Trustee fees 278
$ 119,561
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 13,102 $ 41,720 $ 45,488 $ — $ — $ 9,334 $ 10 $ —
U.S. Cash Management Fund 3,843 387,688 $ 366,386 — 3 25,148 $ 176 —
$ 16,945 $ 429,408 $ 411,874 $ — $ 3 $ 34,482 $ 186 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 398,082,806 $ 129,426,471 $ (30,805,535) $ 98,620,936

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Multifactor International Equity Fund 845
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 827.40 $ 1,022.43
Expenses Paid During Period* $ 2.23 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 827.50 $ 1,022.53
Expenses Paid During Period* $ 2.14 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 826.90 $ 1,021.68
Expenses Paid During Period* $ 2.91 $ 3.22
* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
846 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 827.50 $ 1,022.68
Expenses Paid During Period* $ 2.00 $ 2.21
* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 847
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.5%
Argentina - 0.1%
Globant SA(Æ) 2,095 242
Australia - 3.1%
AGL Energy, Ltd. 51,853 567
Alumina, Ltd. 201,297 223
Australia & New Zealand Banking
Group, Ltd. - ADR 38,109 410
BHP Group PLC 68,591 1,152
BHP Group, Ltd. - ADR 8,857 181
BlueScope Steel, Ltd. 56,965 373
Caltex Australia, Ltd. 36,908 590
Coca-Cola Amatil, Ltd. 21,880 122
Coles Group, Ltd. 21,497 215
Commonwealth Bank of Australia - ADR 37,573 1,502
CSL, Ltd. 4,680 928
Dexus Property Group(Æ)(ö) 54,032 318
Fortescue Metals Group, Ltd. 163,361 1,252
Goodman Group(ö) 7,375 62
GPT Group (The)(ö) 77,382 210
Harvey Norman Holdings, Ltd. 85,120 153
LendLease Group 24,894 196
Mirvac Group(ö) 120,376 172
National Australia Bank, Ltd. - ADR 27,072 293
Origin Energy, Ltd. 189,077 671
Rio Tinto PLC 56,344 2,620
Rio Tinto, Ltd. - ADR 5,812 327
Sonic Healthcare, Ltd. 10,107 179
South32, Ltd. Class B 191,575 242
Stockland(ö) 65,037 119
Telstra Corp., Ltd. 196,505 387
TPG Telecom, Ltd. 25,229 119
Washington H Soul Pattinson & Co., Ltd. 17,446 210
Wesfarmers, Ltd.(Æ) 17,100 413
Westpac Banking Corp. 23,183 241
Woolworths Group, Ltd. 24,105 556
15,003
Austria - 0.3%
Erste Group Bank AG 15,986 348
OMV AB 21,786 715
Voestalpine AG 18,640 386
1,449
Belgium - 1.0%
Ageas 15,143 546
Anheuser-Busch InBev SA 14,898 692
Colruyt SA 8,151 488
Galapagos NV(Æ) 2,443 540
Groupe Bruxelles Lambert SA 2,253 180
KBC Groep NV 9,507 514
Proximus 22,455 479
Solvay SA 6,322 494
Telenet Group Holding NV 6,731 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UCB SA 7,768 712
4,926
Brazil - 0.2%
Ambev SA(Æ) 35,193 73
B3 SA - Brasil Bolsa Balcao 17,534 124
Banco do Brasil SA(Æ) 16,446 86
Banco Santander Brasil SA 8,915 44
BR Malls Participacoes SA 31,740 59
Centrais Eletricas Brasileiras SA(Æ) 13,118 58
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 9,302 69
JBS SA 15,147 66
Localiza Rent a Car SA 19,524 123
Lojas Renner SA 14,255 101
Notre Dame Intermedica Participacoes
SA 4,159 42
TIM Participacoes SA(Æ) 22,332 52
Vale SA(Æ) 14,772 122
WEG SA 20,451 151
1,170
Canada - 4.9%
Alimentation Couche-Tard, Inc. Class B 35,507 991
AltaGas, Ltd. - ADR 14,847 177
Bank of Montreal(Ñ) 19,759 1,005
Bank of Nova Scotia (The) 22,596 906
Barrick Gold Corp. 18,866 486
BCE, Inc. 14,968 605
Canadian Imperial Bank of Commerce 17,752 1,052
Canadian Natural Resources, Ltd. 75,836 1,270
Canadian Pacific Railway, Ltd. 1,281 291
Canadian Tire Corp., Ltd. Class A 1,053 74
Cenovus Energy, Inc. 48,483 176
CI Financial Corp. 20,287 216
Constellation Software, Inc. 345 332
Enbridge, Inc. 9,543 292
Fairfax Financial Holdings, Ltd. 251 68
Franco-Nevada Corp. Class T 1,590 210
Great-West Lifeco, Inc. 25,240 416
Imperial Oil, Ltd. 30,433 492
Keyera Corp. 10,545 156
Kirkland Lake Gold, Ltd.(Æ) 2,026 84
Loblaw Cos., Ltd. 4,827 238
Lundin Mining Corp. 16,428 80
Magna International, Inc. Class A 15,477 603
Manulife Financial Corp. 96,130 1,211
Metro, Inc. Class A 2,169 89
National Bank of Canada 10,383 419
Pembina Pipeline Corp. 62,809 1,440
Power Corp. of Canada 4,824 77
Quebecor, Inc. Class B 3,761 82
Rogers Communications, Inc. Class B 1,665 70
Royal Bank of Canada - GDR 33,026 2,031
Saputo, Inc. - ADR 7,069 178
Shaw Communications, Inc. Class B 4,505 74
Sun Life Financial, Inc. 57,570 1,973

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
848 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc. 100,741 1,796
TC Energy Corp.(Æ) 13,052 601
TELUS Corp. 10,966 179
Thomson Reuters Corp.(Æ) 4,539 320
Toronto-Dominion Bank (The) 60,563 2,530
23,290
Cayman Islands - 0.2%
Country Garden Services Holdings Co.,
Ltd. 50,000 230
Innovent Biologics, Inc.(Æ)(Þ) 45,104 222
Meituan-Dianping Class B(Æ) 14,800 197
Uni-President China Holdings, Ltd. 119,408 119
Yihai International Holding, Ltd.(Æ) 28,741 229
997
Chile - 0.1%
Enel Chile SA 1,187,923 97
Enersis SA(Æ) 1,213,070 199
296
China - 3.4%
Agile Group Holdings, Ltd. 58,516 65
Agricultural Bank of China, Ltd. Class H 377,763 157
Air China, Ltd. Class H 124,000 89
Alibaba Group Holding, Ltd. - ADR(Æ) 14,660 2,970
Anhui Conch Cement Co., Ltd. Class H 28,874 224
Anta Sports Products, Ltd. 24,266 207
Baidu, Inc. - ADR(Æ) 2,339 236
Bank of China, Ltd. Class H 815,667 308
Bank of Communications Co., Ltd. Class
H 222,160 139
CGN Power Co., Ltd. Class H(Þ) 352,398 87
China Aoyuan Group, Ltd. 41,181 47
China CITIC Bank Corp., Ltd. Class H 241,277 118
China Conch Venture Holdings, Ltd. 25,189 119
China Construction Bank Corp. Class H 889,318 717
China Evergrande Group 41,445 72
China Life Insurance Co., Ltd. Class H 63,270 133
China Mengniu Dairy Co., Ltd.(Æ) 29,074 102
China Merchants Bank Co., Ltd. Class H 57,908 276
China Minsheng Banking Corp., Ltd.
Class H 378,000 280
China Mobile, Ltd. 62,013 496
China National Building Material Co.,
Ltd. Class H 145,078 181
China Pacific Insurance Group Co., Ltd.
Class H 33,937 110
China Petroleum & Chemical Corp.
Class H 327,125 163
China Resources Gas Group, Ltd. 10,000 56
China Resources Land, Ltd. 40,970 165
China Resources Power Holdings Co.,
Ltd. 50,689 60
China Shenhua Energy Co., Ltd. Class H 69,291 122
China State Construction International
Holdings, Ltd. 79,951 62
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Telecom Corp., Ltd. Class H 363,499 125
China Vanke Co., Ltd. Class H 29,653 97
CIFI Holdings Group Co., Ltd. 133,118 99
CNOOC, Ltd. 175,111 197
Country Garden Holdings Co., Ltd. 60,487 76
CSPC Pharmaceutical Group, Ltd. 108,789 212
ENN Energy Holdings, Ltd. 12,400 138
Fosun International, Ltd. 96,012 119
Guangzhou Automobile Group Co., Ltd.
Class H 111,148 98
Guangzhou R&F Properties Co., Ltd. 61,200 77
Industrial & Commercial Bank of China,
Ltd. Class H 657,943 442
JD.com, Inc. - ADR(Æ) 8,273 357
Kunlun Energy Co., Ltd. 110,100 72
Li Ning Co., Ltd. 27,167 85
Logan Property Holdings Co., Ltd. 62,034 98
Longfor Group Holdings, Ltd.(Þ) 46,426 230
NetEase, Inc. - ADR 242 83
New China Life Insurance Co., Ltd.
Class H 31,458 107
New Oriental Education & Technology
Group - ADR(Æ) 2,111 269
People's Insurance Co. Group of China,
Ltd. (The) Class H 314,401 101
PetroChina Co., Ltd. Class H 270,381 97
PICC Property & Casualty Co., Ltd.
Class H 128,000 120
Pinduoduo, Inc. - ADR(Æ)(Ñ) 6,225 295
Ping An Insurance Group Co. of China,
Ltd. Class H 56,600 574
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 119,506 71
Sunac China Holdings, Ltd. 29,973 130
Sunny Optical Technology Group Co.,
Ltd. 25,000 346
Tencent Holdings, Ltd. 46,883 2,486
Tingyi Cayman Islands Holding Corp. 114,000 202
Tsingtao Brewery Co., Ltd. Class H 18,431 112
Vipshop Holdings, Ltd. - ADR 18,051 288
Weichai Power Co., Ltd. Class H 100,134 172
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 12,902 200
ZTO Express, Inc. - ADR 7,087 211
16,147
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 30,025 63
Denmark - 1.8%
Carlsberg A/S Class B 4,091 516
Coloplast A/S Class B 5,609 886
Danske Bank A/S 64,575 767
DSV A/S 7,055 729
Genmab A/S(Æ) 3,431 826
H Lundbeck A/S 8,688 317
ISS A/S(Æ) 22,203 332
Novo Nordisk A/S Class B 32,050 2,047

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 849
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novozymes A/S Class B 14,027 688
Orsted A/S Class A(Þ) 6,411 649
Pandora A/S 15,510 552
Vestas Wind Systems A/S 4,576 395
William Demant Holding A/S(Æ) 3,270 78
8,782
Finland - 2.0%
Elisa OYJ Class A 17,629 1,072
Fortum OYJ(Ñ) 59,853 995
Kone OYJ Class B 14,297 867
Neste OYJ 40,173 1,425
Nokian Renkaat OYJ 2,283 49
Nordea Bank AB 279,542 1,807
Orion OYJ Class B 10,818 550
Sampo OYJ Class A 10,404 345
Stora Enso OYJ Class R 86,125 1,021
UPM-Kymmene OYJ 55,390 1,535
9,666
France - 6.3%
Air Liquide SA Class A 6,110 778
Alstom SA(Æ) 2,841 116
Amundi SA(Þ) 2,770 184
Arkema SA 7,726 642
Atos SE 14,532 1,038
AXA SA 45,917 816
bioMerieux 1,362 169
BNP Paribas SA 41,320 1,301
Bouygues SA - ADR 26,919 830
Carrefour SA 84,209 1,246
Casino Guichard Perrachon SA 4,607 173
Cie Generale des Etablissements
Michelin SCA Class B 15,001 1,466
Compagnie de Saint-Gobain SA 31,026 824
Credit Agricole SA 87,226 697
Danone SA 9,116 632
Dassault Systemes SE 3,310 485
Edenred 3,297 133
Eiffage SA 8,056 660
Electricite de France SA 90,127 719
Engie SA 35,507 386
EssilorLuxottica SA 2,440 302
Eutelsat Communications SA 29,117 327
Faurecia SE 7,619 276
Gecina SA(ö) 1,595 208
Hermes International 458 336
Iliad SA 1,708 255
Ingenico Group SA 897 113
Klepierre SA - GDR(ö) 6,848 139
Legrand SA - ADR 7,618 514
L'Oreal SA 2,604 758
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,987 1,542
Natixis SA 56,241 133
Orange SA - ADR 124,983 1,526
Peugeot SA 38,979 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Publicis Groupe SA - ADR 15,185 452
Sanofi - ADR 22,218 2,174
Sartorius Stedim Biotech 1,465 352
Schneider Electric SE 17,427 1,597
Societe Generale SA 36,411 570
Suez Environnement Co. 14,508 164
Teleperformance - GDR 888 199
Total SA 89,694 3,235
Unibail-Rodamco-Westfield(ö) 4,504 265
Valeo SA 9,800 228
Veolia Environnement SA 25,340 542
Worldline SA(Æ)(Þ) 3,126 213
30,274
Germany - 6.4%
1&1 Drillisch AG 15,609 363
Allianz SE 14,425 2,672
Aroundtown SA 88,826 478
BASF SE 37,203 1,912
Bayer AG 42,441 2,809
Beiersdorf AG 1,573 165
BMW US Capital LLC 20,415 1,208
Brenntag AG 15,614 706
Carl Zeiss Meditec AG 937 92
Commerzbank AG 40,571 150
Continental AG 6,606 558
Covestro AG(Þ) 19,777 667
Daimler AG 31,887 1,101
Deutsche Boerse AG 3,426 533
Deutsche Lufthansa AG 4,400 39
Deutsche Post AG 9,233 275
Deutsche Telekom AG 54,513 796
Deutsche Wohnen SE 8,002 325
E.ON SE 62,838 629
Evonik Industries AG 31,046 768
Fraport AG Frankfurt Airport Services
Worldwide 1,311 58
Fresenius Medical Care AG & Co. 7,396 580
Fresenius SE & Co. KGaA 29,326 1,277
Hannover Rueck SE 4,802 767
HeidelbergCement AG 14,484 691
Henkel AG & Co. KGaA 4,576 359
Infineon Technologies AG - ADR 11,369 211
KION Group AG 7,517 374
Lanxess AG 964 48
Merck KGaA 5,377 627
Metro AG 26,000 226
Muenchener Rueckversicherungs-
Gesellschaft AG 10,026 2,209
Puma SE 3,027 190
RWE AG 22,274 640
SAP SE - ADR 17,289 2,062
Siemens AG 16,968 1,576
Siemens Healthineers AG(Þ) 1,826 81
Symrise AG 871 88
Telefonica Deutschland Holding AG 54,926 156
Uniper SE 24,378 654

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
850 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Internet AG 14,815 511
Vonovia SE 11,159 552
Zalando SE(Æ)(Þ) 6,898 336
30,519
Greece - 0.0%
Hellenic Telecommunications
Organization SA 11,907 157
Hong Kong - 2.0%
AIA Group, Ltd. 154,083 1,403
Bank of East Asia, Ltd. (The) 33,000 70
Beijing Enterprises Holdings, Ltd. 21,621 77
BOC Hong Kong Holdings, Ltd. 33,500 102
China Jinmao Holdings Group, Ltd. 278,334 193
China Overseas Land & Investment, Ltd. 46,948 169
China Resources Cement Holdings, Ltd. 73,014 97
CITIC, Ltd. 139,050 142
CK Asset Holdings, Ltd. 171,922 1,063
CLP Holdings, Ltd. 12,500 133
Guangdong Investment, Ltd. 68,000 140
Henderson Land Development Co., Ltd. 88,197 356
Hongkong Land Holdings, Ltd. 66,000 277
Jardine Matheson Holdings, Ltd. 22,400 979
Jardine Strategic Holdings, Ltd. 3,800 82
Kerry Properties, Ltd. 81,500 220
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 44
New World Development Co., Ltd. 144,583 170
NWS Holdings, Ltd. 66,000 68
Power Assets Holdings, Ltd. 36,000 238
Shenzhen International Holdings, Ltd. 42,271 81
Shimao Property Holdings, Ltd. 53,898 216
Sino Biopharmaceutical, Ltd. 160,024 236
Sino Land Co., Ltd. 334,243 466
Sun Art Retail Group, Ltd. 138,500 229
Sun Hung Kai Properties, Ltd. 61,639 834
Swire Pacific, Ltd. Class A 26,340 169
WH Group, Ltd.(Þ) 378,000 362
Wheelock & Co., Ltd. 121,018 881
Yue Yuen Industrial Holdings, Ltd. 98,500 155
9,652
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC 9,924 63
OTP Bank PLC 4,885 145
208
Indonesia - 0.1%
Bank Central Asia Tbk PT 89,527 155
Bank Negara Indonesia Persero Tbk PT 228,299 63
Bank Rakyat Indonesia Persero Tbk PT 380,557 70
Telekomunikasi Indonesia Persero Tbk
PT 1,096,585 257
United Tractors Tbk PT 43,571 48
593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 0.8%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 2,487 70
CRH PLC 69,620 2,105
Flutter Entertainment PLC 3,175 389
Kerry Group PLC Class A 5,660 649
Kingspan Group PLC 7,110 363
Kingspan Group PLC(Æ) 935 48
Smurfit Kappa Group PLC 9,596 301
3,925
Israel - 1.1%
Azrieli Group, Ltd. 6,233 370
Bank Hapoalim BM 172,008 1,105
Bank Leumi Le-Israel BM 212,894 1,156
Check Point Software Technologies, Ltd.
(Æ)(Ñ) 3,753 397
Israel Chemicals, Ltd. 103,023 359
Israel Discount Bank, Ltd. Class A 173,411 567
Mizrahi Tefahot Bank, Ltd. 20,989 433
Nice, Ltd.(Æ) 4,513 744
Teva Pharmaceutical Industries, Ltd.
- ADR 13,246 142
5,273
Italy - 2.0%
Assicurazioni Generali SpA 62,451 892
Atlantia SpA 34,865 569
Enel SpA 129,158 884
ENI SpA - ADR 13,371 127
Ferrari NV 865 136
FinecoBank Banca Fineco SpA 14,834 165
Intesa Sanpaolo SpA 993,358 1,552
Leonardo SpA 34,522 239
Mediobanca Banca di Credito
Finanziario SpA 41,641 242
Moncler SpA 3,362 127
Pirelli & C SpA(Þ) 57,779 226
Poste Italiane SpA(Þ) 75,827 646
Prysmian SpA 17,688 334
Recordati SpA 13,011 566
Snam Rete Gas SpA 162,833 731
Telecom Italia SpA(Æ) 1,366,730 543
Terna Rete Elettrica Nazionale SpA 110,149 692
UniCredit SpA(Æ) 117,527 907
9,578
Japan - 20.7%
Advantest Corp. 2,400 117
Aeon Co., Ltd. 10,800 217
Aeon Mall Co., Ltd. 6,800 86
Air Water, Inc. 22,100 298
Aisin Seiki Co., Ltd. 7,200 207
Ajinomoto Co., Inc. 31,200 554
Alps Alpine Co., Ltd. 29,400 304
Amada Holdings Co., Ltd. 41,400 376
Aozora Bank, Ltd. 17,300 309

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 851
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asahi Glass Co., Ltd. 13,100 326
Asahi Group Holdings, Ltd. 1,300 45
Asahi Intecc Co., Ltd. 1,800 48
Asahi Kasei Corp. 67,400 476
Astellas Pharma, Inc. 85,100 1,409
Bandai Namco Holdings, Inc. 4,600 231
Bank of Kyoto, Ltd. (The) 4,300 147
Bridgestone Corp. 42,900 1,342
Brother Industries, Ltd. 33,300 565
Calbee, Inc. 5,500 167
Canon, Inc. 6,500 137
Central Japan Railway Co. 5,800 912
Chiba Bank, Ltd. (The) 81,600 379
Chubu Electric Power Co., Inc. 80,400 1,086
Chugai Pharmaceutical Co., Ltd. 3,900 463
Chugoku Electric Power Co., Inc. (The) 29,700 399
Concordia Financial Group, Ltd. 62,700 192
Credit Saison Co., Ltd. 23,000 262
CyberAgent, Inc. 2,400 101
Dai Nippon Printing Co., Ltd. 7,500 159
Daicel Chemical Industries, Ltd. 18,600 151
Daifuku Co., Ltd. 1,100 77
Dai-ichi Life Holdings, Inc. 22,900 288
Daiichi Sankyo Co., Ltd. 5,400 369
Daikin Industries, Ltd. 2,700 350
Daito Trust Construction Co., Ltd. 7,100 679
Daiwa House Industry Co., Ltd. 26,900 686
Daiwa Securities Group, Inc. 187,100 776
Denso Corp. 38,600 1,361
Dentsu, Inc. 9,700 204
Disco Corp. 300 67
Don Quijote Holdings Co., Ltd. 16,200 313
Eisai Co., Ltd. 10,300 718
Electric Power Development Co., Ltd. 21,100 423
Fuji Electric Co., Ltd. 6,700 160
Fuji Heavy Industries, Ltd. 51,792 1,042
FUJIFILM Holdings Corp. 11,700 559
Fujitsu, Ltd. 4,100 399
Hamamatsu Photonics KK 5,900 258
Hino Motors, Ltd. 18,400 110
Hisamitsu Pharmaceutical Co., Inc. 3,900 183
Hitachi Chemical Co., Ltd. 3,600 154
Hitachi High-Technologies Corp. 3,700 276
Hitachi Metals, Ltd. 5,300 52
Hitachi, Ltd. 28,800 864
Honda Motor Co., Ltd. 46,100 1,113
Hoshizaki Corp. 1,600 122
Hoya Corp. 5,100 466
Hulic Co., Ltd. 8,800 87
Idemitsu Kosan Co., Ltd. 28,929 661
Iida Group Holdings Co., Ltd. 19,000 253
Inpex Corp. 106,500 679
Isuzu Motors, Ltd. 22,500 172
ITOCHU Corp. 110,200 2,166
Itochu Techno-Solutions Corp. 5,100 155
J Front Retailing Co., Ltd. 37,600 309
Japan Airlines Co., Ltd. 9,400 168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Exchange Group, Inc. 16,400 306
Japan Post Bank Co., Ltd. Class A 7,800 72
Japan Post Holdings Co., Ltd. 28,500 228
Japan Tobacco, Inc. 42,200 789
JFE Holdings, Inc. 29,900 200
JGC Holdings Corp. 23,900 232
JSR Corp. 7,100 134
JX Holdings, Inc. 282,100 999
Kajima Corp. 34,200 358
Kamigumi Co., Ltd. 16,600 292
Kansai Electric Power Co., Inc. (The) 93,100 954
Kansai Paint Co., Ltd. 8,400 160
Kao Corp. 2,700 208
Kawasaki Heavy Industries, Ltd. 5,700 86
KDDI Corp. 75,800 2,183
Keyence Corp. 300 108
Kikkoman Corp. 8,000 368
Kirin Holdings Co., Ltd. 20,900 403
Kobayashi Pharmaceutical Co., Ltd. 1,700 157
Koito Manufacturing Co., Ltd. 1,900 72
Komatsu, Ltd. 13,700 261
Konica Minolta, Inc. 40,300 157
Kyocera Corp. 14,900 796
Kyowa Hakko Kirin Co., Ltd. 6,900 161
Lawson, Inc. 7,300 377
Lion Corp. 9,500 199
LIXIL Group Corp. 27,300 330
M3, Inc. 12,500 450
Makita Corp. 2,800 91
Marubeni Corp. 159,800 774
Mebuki Financial Group, Inc. 129,200 272
Medipal Holdings Corp. 23,000 446
MEIJI Holdings Co., Ltd. 3,000 208
Mitsubishi Chemical Holdings Corp. 152,200 870
Mitsubishi Corp. 66,100 1,408
Mitsubishi Electric Corp. 116,700 1,445
Mitsubishi Gas Chemical Co., Inc. 26,200 321
Mitsubishi Heavy Industries, Ltd. 19,300 494
Mitsubishi Materials Corp. 18,700 383
Mitsubishi UFJ Financial Group, Inc. 272,400 1,095
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 62,900 301
Mitsui & Co., Ltd. 128,500 1,802
Mitsui Chemicals, Inc. 26,800 527
Mitsui OSK Lines, Ltd. 16,800 293
Mizuho Financial Group, Inc. 65,700 77
MonotaRO Co., Ltd. 2,700 87
MS&AD Insurance Group Holdings, Inc. 36,600 1,058
Murata Manufacturing Co., Ltd. 7,700 428
NEC Corp. 11,900 458
Nexon Co., Ltd. 17,500 283
NGK Spark Plug Co., Ltd. 8,100 121
NH Foods, Ltd. 12,100 432
Nintendo Co., Ltd. 2,500 1,035
Nippon Express Co., Ltd. 6,100 299
Nippon Shinyaku Co., Ltd. 1,500 105
Nippon Steel Corp. 39,800 336

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
852 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Telegraph & Telephone Corp. 67,718 1,543
Nissin Foods Holdings Co., Ltd. 7,000 574
Nitori Holdings Co., Ltd. 1,400 214
Nomura Holdings, Inc. 245,100 1,020
Nomura Real Estate Holdings, Inc. 20,400 334
Nomura Research Institute, Ltd. 13,800 336
NSK, Ltd. 29,100 201
NTT DOCOMO, Inc. 53,600 1,573
Obayashi Corp. 99,000 871
Obic Co., Ltd. 2,700 404
Oji Holdings Corp. 127,800 656
Olympus Corp. 6,000 96
Omron Corp. 4,500 264
Ono Pharmaceutical Co., Ltd. 14,700 353
Oracle Corp. Japan 1,800 185
ORIX Corp. 65,500 780
Osaka Gas Co., Ltd. 25,800 478
Otsuka Corp. 5,700 256
Otsuka Holdings Co., Ltd. 20,200 795
Panasonic Corp. 150,200 1,148
Recruit Holdings Co., Ltd. 3,200 94
Resona Holdings, Inc. 94,600 295
Ricoh Co., Ltd. 45,500 311
Rinnai Corp. 600 45
Sankyo Co., Ltd. 2,800 77
Santen Pharmaceutical Co., Ltd. 26,100 461
SBI Holdings, Inc. 4,200 79
Secom Co., Ltd. 800 67
Sega Sammy Holdings, Inc. 14,600 177
Seibu Holdings, Inc. 19,900 239
Seiko Epson Corp. 16,900 192
Sekisui Chemical Co., Ltd. 56,800 720
Sekisui House, Ltd. 73,400 1,263
Seven & i Holdings Co., Ltd. 12,900 425
Seven Bank, Ltd. 27,500 74
SG Holdings Co., Ltd. 4,600 128
Shimadzu Corp. 2,700 67
Shimano, Inc. 600 88
Shimizu Corp. 90,700 702
Shin-Etsu Chemical Co., Ltd. 3,100 343
Shinsei Bank, Ltd. 28,600 345
Shizuoka Bank, Ltd. (The) 16,700 101
Showa Denko KK 2,200 48
SMC Corp. 800 366
Softbank Corp. 33,400 454
Sohgo Security Services Co., Ltd. 6,500 311
Sompo Japan Nipponkoa Holdings, Inc. 27,500 890
Sony Corp. 11,700 751
Square Enix Holdings Co., Ltd. 1,900 78
Stanley Electric Co., Ltd. 11,300 258
Sumitomo Chemical Co., Ltd. 100,100 309
Sumitomo Corp. 90,300 1,026
Sumitomo Electric Industries, Ltd. 60,700 624
Sumitomo Heavy Industries, Ltd. 2,200 47
Sumitomo Metal Mining Co., Ltd. 13,300 334
Sumitomo Mitsui Financial Group, Inc. 43,200 1,138
Sumitomo Mitsui Trust Holdings, Inc. 28,000 818
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Rubber Industries, Ltd. 26,200 256
Sundrug Co., Ltd. 9,900 340
Suntory Beverage & Food, Ltd. 1,300 49
Suzuki Motor Corp. 22,800 732
Sysmex Corp. 1,000 69
T&D Holdings, Inc. 27,500 238
Taiheiyo Cement Corp. 13,700 271
Taisei Corp. 7,021 220
Takeda Pharmaceutical Co., Ltd. 6,966 250
Teijin, Ltd. 24,700 395
Terumo Corp. 8,100 267
Tobu Railway Co., Ltd. 4,100 139
Toho Gas Co., Ltd. 2,000 98
Tohoku Electric Power Co., Inc. 62,400 587
Tokio Marine Holdings, Inc. 22,000 1,037
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 159,000 535
Tokyo Electron, Ltd. 6,000 1,269
Tokyo Gas Co., Ltd. 11,400 249
Tokyu Fudosan Holdings Corp. 84,100 415
Toppan Printing Co., Ltd. 43,800 653
Toray Industries, Inc. 125,600 579
Tosoh Corp. 37,800 465
Toyo Suisan Kaisha, Ltd. 10,700 513
Toyoda Gosei Co., Ltd. 10,200 190
Toyota Industries Corp. 9,700 488
Toyota Motor Corp. 76,300 4,708
Toyota Tsusho Corp. 25,900 619
Trend Micro, Inc. 6,500 329
Tsuruha Holdings, Inc. 4,500 600
Unicharm Corp. 8,200 300
Welcia Holdings Co., Ltd. 5,000 362
West Japan Railway Co. 1,100 68
Yakult Honsha Co., Ltd. 1,700 99
Yamada Denki Co., Ltd. 100,600 477
Yamaha Motor Co., Ltd. 18,300 237
Yamazaki Baking Co., Ltd. 14,300 253
Yokohama Rubber Co., Ltd. (The) 9,400 121
98,976
Jersey - 0.2%
Ferguson PLC 11,494 831
Polymetal International PLC 11,703 242
1,073
Luxembourg - 0.4%
ArcelorMittal SA(Æ) 43,659 480
RTL Group SA 14,829 495
SES SA 53,095 355
Tenaris SA 65,381 459
1,789
Malaysia - 0.2%
CIMB Group Holdings BHD 131,378 105
Hartalega Holdings BHD 97,500 172
Malayan Banking BHD 107,700 189
Petronas Gas BHD 31,500 113

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 853
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Bank BHD 13,234 50
Sime Darby Plantation BHD 144,470 165
Tenaga Nasional BHD 43,243 123
917
Mexico - 0.3%
America Movil SAB de CV 278,194 169
Cemex SAB de CV 352,133 74
Coca-Cola Femsa SAB de CV 19,009 77
Fibra Uno Administracion SA de CV(ö) 136,590 112
Fomento Economico Mexicano SAB de
CV 23,703 153
Gruma SAB de CV Class B 9,839 93
Grupo Aeroportuario del Pacifico SAB de
CV Class B 13,519 84
Grupo Aeroportuario del Sureste SAB de
CV Class B 7,279 73
Grupo Financiero Banorte SAB de CV
Class O 35,528 97
Grupo Financiero Inbursa SAB de CV
Class O 85,205 51
Kimberly-Clark de Mexico SAB de CV
Class A 84,761 120
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 13,360 93
Wal-Mart de Mexico SAB de CV 30,074 72
1,268
Netherlands - 2.3%
Adyen NV(Æ)(Þ) 504 496
ASML Holding NV 7,340 2,179
Exor NV 16,051 880
ING Groep NV 148,901 819
Just Eat Takeaway.com NV(Æ)(Þ) 3,646 372
Koninklijke Ahold Delhaize NV 65,245 1,586
Koninklijke KPN NV 95,510 221
Koninklijke Vopak NV 8,990 519
NN Group NV 13,341 387
Qiagen NV(Æ) 1,834 76
Randstad NV 17,845 717
Royal Dutch Shell PLC Class A 124,571 2,083
Wolters Kluwer NV 7,634 562
10,897
New Zealand - 0.2%
a2 Milk Co., Ltd. (The)(Æ) 8,870 106
Fletcher Building, Ltd.(Æ) 62,464 141
Spark New Zealand, Ltd. 223,056 601
848
Norway - 0.6%
DNB ASA 30,085 366
Mowi ASA 42,703 733
Norsk Hydro ASA 87,105 223
Orkla ASA 95,478 865
Telenor ASA 16,340 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 11,702 400
2,838
Peru - 0.0%
Credicorp, Ltd. 465 69
Philippines - 0.1%
SM Investments Corp. 7,810 127
SM Prime Holdings, Inc. 262,700 157
284
Poland - 0.1%
CD Projekt SA 2,120 182
Dino Polska SA(Æ)(Þ) 3,481 147
Grupa Lotos SA 2,964 45
KGHM Polska Miedz SA(Æ) 6,311 117
Polski Koncern Naftowy ORLEN SA 4,143 62
Powszechna Kasa Oszczednosci Bank
Polski SA 12,180 65
Powszechny Zaklad Ubezpieczen SA 12,147 89
707
Portugal - 0.3%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 118,296 500
Galp Energia SGPS SA Class B 9,838 113
Jeronimo Martins SGPS SA 37,242 630
1,246
Russia - 0.4%
Evraz PLC 13,788 46
Gazprom PJSC 108,314 278
Inter RAO UES PJSC 996,482 67
Lukoil PJSC 4,352 284
MMC Norilsk Nickel PJSC 870 240
Novatek PJSC - GDR 1,097 154
Rosneft Oil Co. PJSC 15,929 72
Sberbank of Russia PJSC Class T 122,664 327
Surgutneftegas OAO 347,433 174
Tatneft PJSC 21,809 162
1,804
Singapore - 0.4%
BOC Aviation, Ltd.(Þ) 12,800 84
CapitaLand, Ltd.(Æ) 190,200 401
Oversea-Chinese Banking Corp., Ltd. 55,613 356
Singapore Telecommunications, Ltd. 177,700 354
United Overseas Bank, Ltd. 4,500 64
UOL Group, Ltd. 36,100 174
Wilmar International, Ltd. 270,200 682
2,115
South Africa - 0.6%
Anglo American Platinum, Ltd. 1,357 72
Anglo American PLC 81,090 1,447
AngloGold Ashanti, Ltd. 7,362 181
Bidvest Group, Ltd. (The) 10,355 84

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
854 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clicks Group, Ltd. 10,680 133
Exxaro Resources, Ltd. 9,195 54
Gold Fields, Ltd. - ADR 23,940 177
Naspers, Ltd. Class N 3,278 513
Old Mutual, Ltd. 94,317 68
Standard Bank Group, Ltd. 8,799 49
2,778
South Korea - 1.0%
Celltrion, Inc.(Æ) 1,169 201
DB Insurance Co., Ltd. 2,274 82
Hana Financial Group, Inc. 4,912 112
Hyundai Glovis Co., Ltd. 866 72
Hyundai Marine & Fire Insurance Co.,
Ltd. 5,850 125
Hyundai Mobis Co., Ltd. 1,231 172
Hyundai Motor Co. 1,638 126
Industrial Bank of Korea 8,269 54
KB Financial Group, Inc. 4,792 137
Kia Motors Corp. 5,955 146
Korea Electric Power Corp. 5,183 102
KT&G Corp. 1,150 77
LG Corp. Class H 3,202 162
LG Electronics, Inc. Class H 1,292 58
LG Household & Health Care, Ltd. 121 137
NAVER Corp. 797 130
POSCO 852 128
Samsung Electronics Co., Ltd. 45,623 1,880
Samsung Fire & Marine Insurance Co.,
Ltd. 364 57
Shinhan Financial Group Co., Ltd. 7,152 178
Shinsegae, Inc. 260 57
SK Holdings Co., Ltd. 588 88
SK Hynix, Inc. 3,984 271
SK Telecom Co., Ltd. 515 89
Woori Financial Group, Inc. 14,139 98
4,739
Spain - 2.1%
ACS Actividades de Construccion y
Servicios SA 26,670 667
Banco Bilbao Vizcaya Argentaria SA
- ADR 283,149 928
Banco Santander SA - ADR 471,682 1,055
Bankinter SA 40,647 168
CaixaBank SA 170,316 307
Cellnex Telecom SA(Þ) 7,214 378
Enagas SA 21,464 501
Endesa SA - ADR 38,996 866
Ferrovial SA 11,791 295
Gas Natural SDG SA 24,258 429
Grifols SA 10,320 352
Iberdrola SA 88,203 884
Red Electrica Corp. SA 39,670 698
Repsol SA - ADR 133,518 1,218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica SA - ADR 257,162 1,173
9,919
Sweden - 3.0%
Alfa Laval AB(Æ) 14,244 267
Atlas Copco AB(Æ) 31,813 1,059
Bausch & Lomb, Inc.(Æ)(Ñ) 41,692 854
Electrolux AB 6,018 83
Epiroc AB Class B 11,834 117
Essity Aktiebolag Class B 22,557 733
Hennes & Mauritz AB Class B 23,973 334
Hexagon AB Class B(Æ) 8,839 440
Husqvarna AB Class B 13,297 80
ICA Gruppen AB 9,180 401
Industrivarden AB Class C(Æ) 6,404 132
Investor AB Class B 12,046 605
Kinnevik AB Class B 8,240 170
L E Lundbergforetagen AB Class B 6,649 280
Lundin Petroleum AB 5,570 144
Sandvik AB(Æ) 68,187 1,054
Securitas AB Class B 7,388 87
Skandinaviska Enskilda Banken AB
Class A(Ñ) 92,669 761
Skanska AB Class B(Æ) 41,518 795
SKF AB Class B 48,394 770
Svenska Handelsbanken AB Class A(Æ) 171,318 1,584
Swedbank AB Class A 67,177 793
Swedish Match AB 17,251 1,069
Tele2 AB Class B 28,831 373
Volvo AB Class B 111,161 1,434
14,419
Switzerland - 8.5%
ABB, Ltd. 18,663 355
Adecco SA 18,383 807
Alcon, Inc.(Æ) 6,385 337
Baloise Holding AG 6,568 984
Barry Callebaut AG 174 341
Chocoladefabriken Lindt & Spruengli
AG 133 1,569
Coca-Cola HBC AG - ADR 9,704 247
Credit Suisse Group AG 67,390 610
EMS-Chemie Holding AG 282 183
Geberit AG 492 221
Givaudan SA 181 607
Glencore PLC(Æ) 729,435 1,354
Kuehne & Nagel International AG 4,829 691
LafargeHolcim, Ltd.(Æ) 33,261 1,382
Lonza Group AG 1,416 619
Nestle SA 74,588 7,879
Novartis AG 61,311 5,230
Pargesa Holding SA 5,066 361
Partners Group Holding AG 1,415 1,115
Roche Holding AG 18,616 6,475
Schindler Holding AG 1,659 365
SGS SA 298 675
Sika AG 741 123

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 855
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sonova Holding AG 2,382 431
STMicroelectronics NV 6,644 173
Swatch Group AG (The) 2,888 113
Swatch Group AG (The) Class B 1,003 201
Swiss Life Holding AG 2,908 1,031
Swiss Prime Site AG Class A 5,097 485
Swisscom AG 1,962 1,021
Temenos AG 599 78
UBS Group AG 168,736 1,810
Vifor Pharma AG 1,832 276
Zurich Insurance Group AG 7,347 2,342
40,491
Taiwan - 1.5%
Asia Cement Corp. 56,489 82
Asustek Computer, Inc. 13,489 91
Catcher Technology Co., Ltd. 22,000 166
Cathay Financial Holding Co., Ltd. 96,000 128
China Development Financial Holding
Corp. 260,814 78
China Life Insurance Co., Ltd. 113,218 76
Chunghwa Telecom Co., Ltd. 113,000 416
Compal Electronics, Inc. 179,412 114
CTBC Financial Holding Co., Ltd. 299,578 198
Far Eastern New Century Corp. 168,760 145
First Financial Holding Co., Ltd. 176,460 129
Formosa Chemicals & Fibre Corp. 43,614 109
Formosa Plastics Corp. 49,765 145
Fubon Financial Holding Co., Ltd. 116,000 163
Hon Hai Precision Industry Co., Ltd. 143,200 365
Hua Nan Financial Holdings Co., Ltd. 268,394 173
Largan Precision Co., Ltd. 1,590 217
Lite-On Technology Corp. 96,462 150
MediaTek, Inc. 7,326 100
Mega Financial Holding Co., Ltd. 150,846 151
Nan Ya Plastics Corp. 65,891 144
Pegatron Corp. 41,000 89
Pou Chen Corp. Class B 161,743 151
Powertech Technology, Inc. 50,000 167
Shin Kong Financial Holding Co., Ltd. 298,998 84
SinoPac Financial Holdings Co., Ltd. 386,900 156
Synnex Technology International Corp. 66,000 88
Taiwan Cement Corp. 140,165 200
Taiwan Cooperative Financial Holding
Co., Ltd. 256,122 170
Taiwan Semiconductor Manufacturing
Co., Ltd. 210,302 2,114
Uni-President Enterprises Corp. 92,658 214
Vanguard International Semiconductor
Corp. 52,554 122
Win Semiconductors Corp. 13,000 116
Wistron Corp. 121,829 113
WPG Holdings, Ltd. 57,053 74
Yuanta Financial Holding Co., Ltd. 264,232 149
7,347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thailand - 0.2%
Advanced Info Service PCL 33,900 206
Airports of Thailand PCL 66,600 127
CP ALL PCL 35,000 76
Kasikornbank PCL 16,000 42
Krung Thai Bank PCL 207,400 68
PTT Exploration & Production PCL 29,000 74
PTT Global Chemical PCL 92,200 107
PTT PCL 113,000 123
Siam Commercial Bank PCL (The) 36,000 75
Thai Oil PCL 67,900 85
Thai Union Group PCL Class F 300,200 121
1,104
Turkey - 0.2%
Akbank TAS(Æ) 120,391 100
BIM Birlesik Magazalar AS 25,394 202
Eregli Demir ve Celik Fabrikalari TAS 108,959 125
Turkcell Iletisim Hizmetleri AS 75,654 151
Turkiye Garanti Bankasi AS(Æ) 58,117 68
Turkiye Is Bankasi AS Class C(Æ) 109,082 76
722
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC 47,852 57
Aldar Properties PJSC 301,154 149
Dubai Islamic Bank PJSC 75,344 75
Emirates Telecommunications Group
Co. PJSC 50,073 211
First Abu Dhabi Bank PJSC 35,184 110
602
United Kingdom - 11.1%
3i Group PLC 144,443 1,428
Admiral Group PLC 8,431 248
Antofagasta PLC 36,467 374
Ashtead Group PLC 18,112 497
Associated British Foods PLC 14,183 338
AstraZeneca PLC 25,515 2,676
Auto Trader Group PLC(Þ) 42,290 245
AVEVA Group PLC 3,491 157
Aviva PLC 204,580 624
BAE Systems PLC 121,794 781
Barclays PLC 1,146,532 1,532
Barratt Developments PLC 152,259 997
Berkeley Group Holdings PLC 17,062 900
BP PLC 370,504 1,463
British American Tobacco PLC 119,245 4,630
BT Group PLC 753,847 1,103
Bunzl PLC 13,665 298
Compass Group PLC 21,624 364
Croda International PLC(Æ) 2,522 155
Diageo PLC 25,413 881
Direct Line Insurance Group PLC 203,589 700
Experian PLC 36,567 1,096
Fiat Chrysler Automobiles NV 107,855 950
GlaxoSmithKline PLC - ADR 63,162 1,322

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
856 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Halma PLC 27,012 712
HSBC Holdings PLC 430,839 2,224
Imperial Tobacco Group PLC 60,482 1,280
Informa PLC 12,340 68
Intertek Group PLC 1,209 72
ITV PLC 336,446 325
J Sainsbury PLC 273,982 684
Johnson Matthey PLC 20,654 519
Kingfisher PLC 266,563 529
Land Securities Group PLC(ö) 12,804 107
Legal & General Group PLC 629,193 1,624
Lloyds Banking Group PLC 4,843,186 1,969
London Stock Exchange Group PLC 2,866 269
M&G PLC 187,528 313
Marks & Spencer Group PLC 172,556 200
Mondi PLC 21,928 390
National Grid PLC 88,867 1,046
Next PLC 11,241 670
Ocado Group PLC(Æ) 4,737 96
Pearson PLC 39,445 228
Persimmon PLC Class A 47,557 1,323
Prudential PLC 32,759 467
Reckitt Benckiser Group PLC 5,382 450
RELX PLC 35,198 797
Rentokil Initial PLC 15,536 93
Royal Bank of Scotland Group PLC 343,239 479
Royal Dutch Shell PLC Class B 6,500 106
RSA Insurance Group PLC 107,792 491
Sage Group PLC (The) 43,217 349
Schroders PLC 2,156 72
Scottish & Southern Energy PLC 61,720 973
Segro PLC(ö) 83,199 870
Severn Trent PLC Class H 21,849 658
Smith & Nephew PLC 50,921 1,000
Smiths Group PLC 7,573 118
Spirax-Sarco Engineering PLC 2,655 292
St. James's Place PLC 7,346 79
Standard Chartered PLC 130,802 672
Standard Life Aberdeen PLC(Æ) 241,085 672
Taylor Wimpey PLC 481,956 894
Tesco PLC 280,913 833
Unilever NV 14,019 701
Unilever PLC 13,627 705
United Utilities Group PLC 62,976 716
Vodafone Group PLC 340,651 482
Wausau Paper Corp. 139,287 1,091
Wm Morrison Supermarkets PLC 365,387 843
53,310
United States - 0.2%
CK Hutchison Holdings, Ltd. Class B 91,758 665
TAL Education Group - ADR 7,595 412
1,077
Total Common Stocks
(cost $466,602) 433,549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Preferred Stocks - 0.9%
Brazil - 0.1%
Banco Bradesco SA
10.753%(Ÿ) 41,566 146
Cia Energetica de Minas Gerais
8.306%(Ÿ) 32,534 57
Investimentos Itau SA
6.152%(Ÿ) 51,438 85
Itau Unibanco Holding SA
9.259%(Ÿ) 28,008 117
Petroleo Brasileiro SA
4.807%(Ÿ) 34,374 114
Telefonica Brasil SA
4.862%(Ÿ) 9,359 79
598
Colombia - 0.0%
Bancolombia SA
7.219%(Ÿ) 7,597 50
Germany - 0.7%
Fuchs Petrolub SE
2.802%(Ÿ) 2,713 106
Henkel AG & Co. KGaA
2.413%(Ÿ) 3,307 295
Porsche Automobil Holding SE
4.792%(Ÿ) 17,670 890
Sartorius AG
0.000% 1,702 479
Volkswagen AG
3.688%(Ÿ) 9,706 1,362
3,132
Italy - 0.1%
Telecom Italia SpA
8.202%(Ÿ) 882,406 352
Russia - 0.0%
Surgutneftegas PJSC
20.581%(Ÿ) 310,868 152
South Korea - 0.0%
Samsung Electronics Co., Ltd.
3.273%(Ÿ) 1,897 66
Total Preferred Stocks
(cost $5,012) 4,350
Warrants & Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp.(Æ)
2023 Rights 2,053 —
Total Warrants & Rights
(cost $—) —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 18,699,024 (∞) 18,699
Total Short-Term Investments
(cost $18,696) 18,699
Other Securities - 0.9%
U.S. Cash Collateral Fund(x)(@) 4,361,059 (∞) 4,361
Total Other Securities
(cost $4,361) 4,361
Total Investments - 96.2%
(identified cost $494,671) 460,959
Other Assets and Liabilities, Net
- 3.8%
18,406
Net Assets - 100.0%
479,365

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
858 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Adyen NV 10/30/19 EUR 504 814.94 411
496
Amundi SA 01/10/17 EUR 2,770 57.56 159
184
Auto Trader Group PLC 04/30/19 GBP 42,290 6.66 282
245
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6.45 83
84
Cellnex Telecom SA 06/19/18 EUR 7,214 50.43 364
378
CGN Power Co., Ltd. 04/07/20 HKD 352,398 0.28 100
87
Covestro AG 07/20/16 EUR 19,777 65.39 1,293
667
Dino Polska SA 02/23/18 PLN 3,481 41.26 144
147
Innovent Biologics, Inc. 12/20/19 HKD 45,104 3.43 155
222
Just Eat Takeaway.com NV 04/14/20 EUR 3,646 98.99 361
372
Longfor Group Holdings, Ltd. 06/19/18 HKD 46,426 3.06 142
230
Moneta Money Bank AS 06/19/18 CZK 30,025 3.44 103
63
Orsted A/S 01/17/18 DKK 6,411 65.03 417
649
Pirelli & C SpA 06/19/18 EUR 57,779 6.25 361
226
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 119,506 0.68 82
71
Poste Italiane SpA 07/20/16 EUR 75,827 8.20 622
646
Siemens Healthineers AG 04/30/19 EUR 1,826 41.17 75
81
WH Group, Ltd. 04/30/19 HKD 378,000 1.08 407
362
Worldline SA 05/03/19 EUR 3,126 67.71 212
213
Wuxi Biologics (Cayman), Inc. 06/19/18 HKD 12,902 10.79 139
200
Zalando SE 04/24/18 EUR 6,898 48.62 335
336
5,959
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 340 EUR 9,816 06/20
2,025
FTSE 100 Index Futures 102 GBP 6,003 06/20
1,262
Hang Seng Index Futures 61 HKD 74,731 05/20
310
MSCI EAFE Index Futures 433 USD 35,469 06/20
3,182
S&P/TSX 60 Index Futures 150 CAD 26,646 06/20
2,416
SPI 200 Index Futures 66 AUD 9,141 06/20
493
Short Positions
MSCI Emerging Markets Index Futures 882 USD 39,950 06/20
(3,762)
S&P 500 E-Mini Index Futures 92 USD 13,351 06/20
(1,303)
TOPIX Index Futures 20 JPY 290,800 06/20
(385)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
4,238
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,810 AUD 4,312 06/17/20 —
Bank of Montreal USD 6,041 CAD 8,306 06/17/20 (74)
Bank of Montreal USD 1,673 HKD 13,000 06/17/20 3
Bank of Montreal USD 3,520 JPY 366,547 06/17/20 (103)
Bank of Montreal CHF 1,490 USD 1,599 06/17/20 54

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 859
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal EUR 6,211 USD 6,834 06/17/20 22
Bank of Montreal SEK 13,510 USD 1,427 06/17/20 42
Bank of New York USD 2,810 AUD 4,312 06/17/20 —
Bank of New York USD 6,043 CAD 8,306 06/17/20 (76)
Bank of New York USD 1,673 HKD 13,000 06/17/20 2
Bank of New York USD 3,516 JPY 366,547 06/17/20 (97)
Bank of New York CHF 1,490 USD 1,602 06/17/20 57
Bank of New York JPY 246,543 USD 2,291 06/17/20 (8)
Bank of New York SEK 13,510 USD 1,431 06/17/20 45
Citigroup USD 2,806 AUD 4,312 06/17/20 5
Citigroup USD 6,048 CAD 8,306 06/17/20 (81)
Citigroup USD 1,673 HKD 13,000 06/17/20 3
Citigroup USD 3,500 JPY 366,547 06/17/20 (82)
Citigroup CHF 1,490 USD 1,594 06/17/20 49
Citigroup JPY 1,191,354 USD 11,439 06/17/20 331
Citigroup SEK 13,510 USD 1,425 06/17/20 39
Royal Bank of Canada USD 2,810 AUD 4,312 06/17/20 —
Royal Bank of Canada USD 6,043 CAD 8,306 06/17/20 (75)
Royal Bank of Canada USD 1,673 HKD 13,000 06/17/20 2
Royal Bank of Canada USD 3,518 JPY 366,547 06/17/20 (100)
Royal Bank of Canada CHF 1,490 USD 1,603 06/17/20 57
Royal Bank of Canada SEK 13,510 USD 1,431 06/17/20 46
Standard Chartered USD 2,815 AUD 4,312 06/17/20 (5)
Standard Chartered USD 6,044 CAD 8,306 06/17/20 (76)
Standard Chartered USD 1,673 HKD 13,000 06/17/20 3
Standard Chartered USD 3,513 JPY 366,547 06/17/20 (95)
Standard Chartered CHF 1,490 USD 1,601 06/17/20 56
Standard Chartered SEK 13,510 USD 1,433 06/17/20 47
State Street USD 3,021 AUD 5,205 06/17/20 370
State Street USD 6,084 CHF 5,977 06/17/20 116
State Street USD 3,754 EUR 3,296 06/17/20 (139)
State Street USD 6,081 EUR 5,677 06/17/20 146
State Street USD 3,024 SEK 31,367 06/17/20 192
State Street CAD 5,832 USD 4,051 06/17/20 (139)
State Street GBP 698 USD 904 06/17/20 25
State Street NOK 21,270 USD 2,221 06/17/20 145
Toronto Dominion Bank CAD 12,905 USD 9,072 06/17/20 (201)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
506
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 242 $ — $ —
$ —
$ 242 0.1
Australia — 15,003 —
—
15,003 3.1
Austria — 1,449 —
—
1,449 0.3

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
860 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Belgium — 4,926 —
—
4,926 1.0
Brazil 1,170 — —
—
1,170 0.2
Canada 23,290 — —
—
23,290 4.9
Cayman Islands — 997 —
—
997 0.2
Chile 296 — —
—
296 0.1
China 4,709 11,438 —
—
16,147 3.4
Czech Republic — 63 —
—
63 — *
Denmark — 8,782 —
—
8,782 1.8
Finland — 9,666 —
—
9,666 2.0
France — 30,274 —
—
30,274 6.3
Germany — 30,519 —
—
30,519 6.4
Greece — 157 —
—
157 — *
Hong Kong — 9,608 44
—
9,652 2.0
Hungary — 208 —
—
208 — *
Indonesia — 593 —
—
593 0.1
Ireland 70 3,855 —
—
3,925 0.8
Israel 539 4,734 —
—
5,273 1.1
Italy — 9,578 —
—
9,578 2.0
Japan — 98,976 —
—
98,976 20.7
Jersey — 1,073 —
—
1,073 0. 2
Luxembourg — 1,789 —
—
1,789 0.4
Malaysia — 917 —
—
917 0.2
Mexico 1,268 — —
—
1,268 0.3
Netherlands — 10,897 —
—
10,897 2.3
New Zealand — 848 —
—
848 0.2
Norway — 2,838 —
—
2,838 0.6
Peru 69 — —
—
69 — *
Philippines — 284 —
—
284 0.1
Poland — 707 —
—
707 0.1
Portugal — 1,243 3
—
1,246 0.3
Russia — 1,804 —
—
1,804 0.4
Singapore — 2,115 —
—
2,115 0.4
South Africa — 2,778 —
—
2,778 0.6
South Korea — 4,739 —
—
4,739 1.0
Spain — 9,919 —
—
9,919 2.1
Sweden — 14,419 —
—
14,419 3.0
Switzerland — 40,491 —
—
40,491 8. 5
Taiwan — 7,347 —
—
7,347 1.5
Thailand — 1,104 —
—
1,104 0.2
Turkey — 722 —
—
722 0.2

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 861
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United Arab Emirates — 602 —
—
602 0.1
United Kingdom — 53,310 —
—
53,310 11.1
United States 412 665 —
—
1,077 0.2
Preferred Stocks 648 3,702 — — 4,350 0.9
Warrants & Rights — — — — — —
Short-Term Investments — — — 18,699 18,699 3.9
Other Securities — — — 4,361 4,361 0.9
Total Investments 32,713 405,139 47 23,060 460,959 9 6 . 2
Other Assets and Liabilities, Net 3 . 8
100.0
Other Financial Instruments
Assets
Futures Contracts 9,688 — — — 9,688 2. 0
Foreign Currency Exchange Contracts — 1,857 — — 1,857 0. 4
A
Liabilities
Futures Contracts (5,450) — — — (5,450) (1.1)
Foreign Currency Exchange Contracts — (1,351) — — (1,351) (0.3)
Total Other Financial Instruments
**
$ 4,23 8 $ 506 $ — $ — $ 4,744
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
50,597
Consumer Staples ...................................................................
34,730
Energy ....................................................................................
20,456
Financial Services ...................................................................
105,561
Health Care .............................................................................
44,978
Materials and Processing ........................................................
44,144
Producer Durables ..................................................................
53,433
Technology ..............................................................................
37,690
Utilities ...................................................................................
41,960

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
862 Multifactor International Equity Fund
Preferred Stocks
Consumer Discretionary ..........................................................
2,252
Consumer Staples ...................................................................
295
Energy ....................................................................................
372
Financial Services ...................................................................
398
Health Care .............................................................................
479
Technology ..............................................................................
66
Utilities ...................................................................................
488
Warrants & Rights .......................................................................
—
Short-Term Investments………………………………………………..
18,699
Other Securities…………………………………………………………
4,361
Total Investments .................................................................... 460,959

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 863
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*
$ 9 , 688
$ —
Unrealized appreciation on foreign currency exchange contracts
—
1,857
Total
$ 9 , 688 $ 1,857
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*
$ 5 , 450
$ —
Unrealized depreciation on foreign currency exchange contracts
—
1,351
Total
$ 5 , 450 $ 1,351
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (4,730) $ —
Foreign currency exchange contracts — (1,610)
Total
$ (4,730) $ (1,610)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,390 $ —
Foreign currency exchange contracts — 664
Total
$ 3,390 $ 664
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
864 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,086 $ — $ 4,086
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,857 — 1,857
Total Financial and Derivative Assets
5,943 — 5,943
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,943 $ — $ 5,943
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,811 $ — $ 1,811 $ —
Bank of Montreal
120 120 — —
Bank of New York
105 105 — —
Bank of Nova Scotia
951 — 951 —
Barclays
375 — 375 —
Citigroup
995 163 568 264
Morgan Stanley
381 — 381 —
Royal Bank of Canada
106 106 — —
Standard Chartered
106 106 — —
State Street
993 278 — 715
Total
$ 5,943 $ 878 $ 4,086 $ 979

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 865
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,35 1 $ — $ 1,35 1
Total Financial and Derivative Liabilities
1,35 1 — 1,35 1
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,35 1 $ — $ 1,35 1
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 176 $ 120 $ — $ 56
Bank of New York 182 105 — 77
Citigroup 163 163 — —
Royal Bank of Canada 176 106 — 70
Standard Chartered 176 106 — 70
State Street 278 278 — —
Toronto Dominion Bank 200 — — 200
Total
$ 1,351 $ 878 $ — $ 473
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
866 Multifactor International Equity Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 494,671
Investments, at fair value(*)(>) ......................................................................................................................................................
460,959
Foreign currency holdings(^) ......................................................................................................................................................... 2,273
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,857
Receivables:
Dividends and interest ....................................................................................................................................................... 2,464
Dividends from affiliated funds .......................................................................................................................................... 3
Fund shares sold ................................................................................................................................................................ 539
Foreign capital gains taxes recoverable ............................................................................................................................. 1,688
From broker(a) ................................................................................................................................................................... 12,603
Variation margin on futures contracts ................................................................................................................................. 6,508
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
488,899
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 250
Fund shares redeemed ....................................................................................................................................................... 1,07 1
Accrued fees to affiliates .................................................................................................................................................... 136
Other accrued expenses ..................................................................................................................................................... 95
Variation margin on futures contracts ................................................................................................................................. 2,266
Deferred capital gains tax liability ..................................................................................................................................... 4
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,351
Payable upon return of securities loaned ....................................................................................................................................... 4,361
Total liabilities .............................................................................................................................................
9,534
Net Assets ............................................................................................................................................................
$ 479,365

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 867
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (142,06 5 )
Shares of beneficial interest ...........................................................................................................................................................
622
Additional paid-in capital ..............................................................................................................................................................
620,80 8
Net Assets ............................................................................................................................................................
$ 479,365
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 7.72
Class M — Net assets ............................................................................................................................................................ $ 11,019,817
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,427,419
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 7.83
Class R6 — Net assets ........................................................................................................................................................... $ 36,250
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 4,629
Net asset value per share: Class S(#) .............................................................................................................................................. $ 7.71
Class S — Net assets ............................................................................................................................................................. $ 104,591,004
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 13,570,235
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 7.71
Class Y — Net assets ............................................................................................................................................................. $ 363,717,890
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 47,152,281
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,214
(*)     Securities on loan included in investments $ 4,086
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 23,060
(a)     Receivable from Broker for Futures $ 12,603
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
868 Multifactor International Equity Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 8,3 68
Dividends from affiliated funds ......................................................................................................................................... 124
Securities lending income (net) ......................................................................................................................................... 42
Less foreign taxes withheld ............................................................................................................................................... (844)
Total investment income ...............................................................................................................................................................
7,690
Expenses
Advisory fees .................................................................................................................................................................... 1,378
Administrative fees ........................................................................................................................................................... 148
Custodian fees ................................................................................................................................................................... 146
Transfer agent fees - Class M ............................................................................................................................................ 13
Transfer agent fees - Class R6 .......................................................................................................................................... —**
Transfer agent fees - Class S ............................................................................................................................................. 130
Transfer agent fees - Class Y ............................................................................................................................................ 10
Professional fees ............................................................................................................................................................... 53
Registration fees ............................................................................................................................................................... 39
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ...................................................................................................................................................................... 19
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 1,963
Expense reductions ........................................................................................................................................................... (472)
Net expenses .................................................................................................................................................................................
1,491
Net investment income (loss) ........................................................................................................................................................
6,199
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (45,022)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (4,730)
Foreign currency exchange contracts ................................................................................................................................ (1,610)
Foreign currency-related transactions ............................................................................................................................... (581)
Net realized gain (loss) ..................................................................................................................................................................
(51,940)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (71,34 8 )
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 3,390
Foreign currency exchange contracts ................................................................................................................................ 664
Foreign currency-related transactions ............................................................................................................................... 5 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (67,238)
Net realized and unrealized gain (loss) ......................................................................................................................................... (119,178)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (112,979)
**      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 869
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,199 $ 24,400
Net realized gain (loss) ...................................................................................................................... (51,940) 1,3 55
Net change in unrealized appreciation (depreciation) ....................................................................... (67,238) 31, 0 60
Net increase (decrease) in net assets from operations ............................................................................. (112,979) 56,815
Distributions
To shareholders
Class M ......................................................................................................................................... (568) (375)
Class R6 ........................................................................................................................................ (1) (90)
Class S ........................................................................................................................................... (6,082) (4,024)
Class Y .......................................................................................................................................... (21,860) (20,106)
Net decrease in net assets from distributions .......................................................................................... (28,511) (24,595)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (118,195) (72,483)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(259,685) (40,263)
Net Assets
Beginning of period .................................................................................................................................
739,050 779,313
End of period ..........................................................................................................................................
$ 479,365 $ 739,050

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
870 Multifactor International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 271 $ 2,216 584 $ 5,400
Proceeds from reinvestment of distributions 59 568 44 375
Payments for shares redeemed (294) (2,601) (422) (3,891)
Net increase (decrease)
36 183 206 1,884
Class R6
Proceeds from shares sold 1 11 9 79
Proceeds from reinvestment of distributions — ** 1 10 90
Payments for shares redeemed ( — )** (1) (316) (2,808)
Net increase (decrease)
1 11 (297) (2,639)
Class S
Proceeds from shares sold 3,796 31,998 6,700 61,321
Proceeds from reinvestment of distributions 630 6,081 457 3,904
Payments for shares redeemed (6,069) (54,743) (5,714) (52,813)
Net increase (decrease)
(1,643) (16,664) 1,443 12,412
Class Y
Proceeds from shares sold 1,169 9,831 3,483 31,931
Proceeds from reinvestment of distributions 2,263 21,860 2,352 20,106
Payments for shares redeemed (15,697) (133,416) (14,750) (136,177)
Net increase (decrease)
(12,265) (101,725) (8,915) (84,140)
Total increase (decrease)
(13,871) $ (118,195) (7,563) $ (72,483)
**      Less than 500 shares.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
872 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class M
April 30, 2020* 9.73 .09 (1.69) (1.60) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
October 31, 2016 9.14 .22 (.52) (.30) (.25) (.25)
October 31, 2015(1) 9.07 .22 (.15) .07 — —
Class R6
April 30, 2020* 9.72 .10 (1.72) (1.62) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
October 31, 2016(4) 7.79 .19 .61 .80 — —
Class S
April 30, 2020* 9.71 .08 (1.68) (1.60) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
October 31, 2016 9.12 .21 (.52) (.31) (.23) (.23)
October 31, 2015(1) 9.07 .23 (.18) .05 — —
Class Y
April 30, 2020* 9.72 .09 (1.68) (1.59) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)
October 31, 2016 9.13 .23 (.52) (.29) (.25) (.25)
October 31, 2015 9.42 .29 (.52) (.23) (.06) (.06)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 873
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)(k)
7.72 (17.26) 11,020 .79 .49 2.10 26
9.73 7.76 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
8.59 (3.25) 867 .79 .49 2.62 57
9.14 .77 2,724 .84 .49 2.77 25
7.83 (17.25) 36 .64 .47 2.31 26
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
8.59 10.27 110 .62 .47 3.32 57
7.71 (17.31) 104,591 .79 .64 1.83 26
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
8.58 (3.35) 2,518 .78 .64 2.49 57
9.12 .55 1,679 .84 .64 2.91 25
7.71 (17.25) 363,718 .60 .44 2.08 26
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47
8.59 (3.11) 746,100 .59 .44 2.67 57
9.13 (2.43) 862,041 .65 .44 3.07 25

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
874 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 97,444
Administration fees 18,387
Transfer agent fees 17,937
Trustee fees 2,675
$ 136,443
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 419 $ 25,594 $ 21,652 $ — $ — $ 4,361 $ 10 $ —
U.S. Cash Management Fund 8,835 235,985 226,128 3 4 18,699 124 —
$ 9,524 $ 261,579 $ 247,780 $ 3 $ 4 $ 23,060 $ 134 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 509,346,313 $ 72,416,338 $ (116,060,081) $ (43,643,743)

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Multifactor Bond Fund 875
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 14, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 1,027.20 $ 1,02 3 . 57
Expenses Paid During Period* $ 1.22 $ 1.31
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the 169-day period annualized), multiplied by the average account value over the period, multiplied by 169/366 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher. Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) .

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
876 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 89.4%
Corporate Bonds and Notes - 25.7%
Amazon.com, Inc.
2.500% due 11/29/22 223 233
American Tower Corp.
3.450% due 09/15/21 248 255
Apple, Inc.
3.000% due 02/09/24 244 262
Archer-Daniels-Midland Co.
3.375% due 03/15/22 223 232
Azure Orbit IV International Finance,
Ltd.
3.750% due 01/25/23 246 257
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 241 256
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 248 259
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 184 258
Berkshire Hathaway Finance Corp.
4.400% due 05/15/42 215 267
Berkshire Hathaway, Inc.
2.750% due 03/15/23 248 263
BP Capital Markets America, Inc.
3.245% due 05/06/22 247 255
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 281 242
Burlington Northern Santa Fe LLC
4.900% due 04/01/44 208 270
Caterpillar Financial Services Corp.
1.950% due 11/18/22 228 233
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.464% due 07/23/22 240 253
Chevron Corp.
2.895% due 03/03/24 241 256
Columbia Pipeline Group, Inc.
Series WI
4.500% due 06/01/25 216 230
Costco Wholesale Corp.
2.300% due 05/18/22 249 257
Crown Castle International Corp.
4.875% due 04/15/22 240 256
Delta Air Lines, Inc.
3.625% due 03/15/22 248 221
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 252 254
Energy Transfer Operating, LP
7.500% due 07/01/38 198 214
Enstar Group, Ltd.
4.950% due 06/01/29 228 230
Enterprise Products Operating LLC
Series D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 03/01/33 190 225
Exelon Corp.
3.497% due 06/01/22 245 252
Exelon Generation Co. LLC
5.600% due 06/15/42 217 232
Exxon Mobil Corp.
2.397% due 03/06/22 251 257
FedEx Corp.
3.800% due 05/15/25 218 233
Fidelity National Information Services,
Inc.
3.500% due 04/15/23 245 260
Flowserve Corp.
1.250% due 03/17/22 227 242
Ford Motor Credit Co. LLC
7.450% due 07/16/31 214 179
General Motors Financial Co., Inc.
3.700% due 05/09/23 249 239
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 238 249
GUSAP III, LP
Series REGS
4.250% due 01/21/30 247 225
HCA, Inc.
5.125% due 06/15/39 231 265
Home Depot, Inc. (The)
2.625% due 06/01/22 247 258
Honeywell International, Inc.
1.850% due 11/01/21 255 259
IBM Corp.
0.500% due 09/07/21 229 251
Inter-American Development Bank
3.125% due 09/18/28 550 646
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 220 231
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 208 245
McDonald's Corp.
2.625% due 01/15/22 220 225
Medtronic, Inc.
Series WI
3.150% due 03/15/22 222 232
Mohawk Industries, Inc.
2.000% due 01/14/22 220 236
MPLX, LP
Series WI
4.500% due 07/15/23 230 230
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 239 256
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 225 229
Northrop Grumman Corp.
2.550% due 10/15/22 225 233
Novartis Capital Corp.
2.400% due 05/17/22 249 257

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 877
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ONEOK, Inc.
3.100% due 03/15/30 288 229
6.125% due 02/01/41 214 195
Oracle Corp.
3.625% due 07/15/23 213 230
PacifiCorp
6.250% due 10/15/37 184 263
Philip Morris International, Inc.
2.625% due 02/18/22 251 257
Phillips 66
3.900% due 03/15/28 222 236
Plains All American Pipeline, LP
5.150% due 06/01/42 259 220
Precision Castparts Corp.
3.250% due 06/15/25 239 260
Procter & Gamble Co. (The)
2.150% due 08/11/22 251 260
Rockwell Collins, Inc.
3.200% due 03/15/24 245 260
Ross Stores, Inc.
4.600% due 04/15/25 215 235
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 244 247
Service Properties Trust
4.375% due 02/15/30 261 200
Sherwin-Williams Co. (The)
2.750% due 06/01/22 27 27
Series WI
4.200% due 01/15/22 222 231
Southern Power Co.
5.150% due 09/15/41 228 255
Spectra Energy Partners, LP
4.750% due 03/15/24 233 249
Sunoco Logistics Partners Operations,
LP
5.950% due 12/01/25 219 222
Synchrony Financial
3.700% due 08/04/26 225 209
Sysco Corp.
3.300% due 07/15/26 242 242
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 226 250
Time Warner Cable, Inc.
4.000% due 09/01/21 247 252
Unilever Capital Corp.
2.200% due 05/05/22 254 261
UnitedHealth Group, Inc.
2.875% due 12/15/21 248 255
Visa, Inc.
Series 7YR
2.800% due 12/14/22 245 258
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 247 248
Volkswagen Group of America Finance
LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 11/12/21 (Þ) 246 250
Walgreen Co.
3.100% due 09/15/22 250 258
Walmart, Inc.
2.350% due 12/15/22 249 260
19,178
International Debt - 13.2%
3M Co.
0.375% due 02/15/22 EUR 229 252
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 225 232
America Movil SAB de CV
3.125% due 07/16/22 227 232
Anheuser-Busch InBev Finance, Inc.
Series MPLE
2.600% due 05/15/24 CAD 333 243
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 09/06/24 AUD 340 235
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 318 245
Bank of Montreal
2.050% due 11/01/22 255 260
Bank of Nova Scotia (The)
1.950% due 02/01/23 253 256
Barclays PLC
5.250% due 08/17/45 216 267
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 224 244
BNP Paribas SA
3.500% due 03/01/23 (Þ) 241 249
Booking Holdings, Inc.
0.800% due 03/10/22 EUR 226 241
BP Capital Markets PLC
3.814% due 02/10/24 240 255
Brookfield Finance, Inc.
4.000% due 04/01/24 240 254
Central Japan Railway Co.
2.800% due 02/23/22 251 256
Commerzbank AG
8.125% due 09/19/23 (Þ) 217 240
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 247 247
Danone SA
2.077% due 11/02/21 (Þ) 255 258
Danske Bank A/S
5.000% due 01/12/22 (Þ) 239 247
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 232
DIB Sukuk , Ltd.
3.625% due 02/06/23 247 249
Enel SpA
4.875% due 06/14/29 (Þ) 220 254
Eni SpA
Series X-R

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
878 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 09/12/28 (Þ) 226 236
Lloyds Banking Group PLC
3.000% due 01/11/22 249 253
Lukoil International Finance BV
Series REGS
4.563% due 04/24/23 240 249
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 248 255
Mondelez International, Inc.
2.000% due 10/28/21 (Þ) 255 257
National Grid NA, Inc.
0.750% due 02/11/22 EUR 200 220
PepsiCo, Inc.
2.150% due 05/06/24 CAD 338 250
PPG Industries, Inc.
0.875% due 03/13/22 EUR 226 248
Prologis, LP
3.000% due 01/18/22 EUR 214 242
Santander UK Group Holdings PLC
2.875% due 08/05/21 251 254
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 211
Shell International Finance BV
2.250% due 01/06/23 250 255
SIB Sukuk Co. III, Ltd.
4.231% due 04/18/23 243 249
Societe Generale SA
4.250% due 04/14/25 (Þ) 243 249
SUAM Finance BV
Series REGS
4.875% due 04/17/24 236 239
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 320 233
Wells Fargo & Co.
2.125% due 12/20/23 GBP 191 242
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/22 EUR 221 241
9,831
Non-US Bonds - 40.1%
Aareal Bank AG
0.375% due 04/10/24 EUR 200 212
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 322 246
AltaLink , LP
3.717% due 12/03/46 CAD 297 249
Anheuser-Busch InBev Worldwide, Inc.
1.750% due 03/07/25 GBP 194 247
Asahi Group Holdings, Ltd.
0.321% due 09/19/21 EUR 230 249
Assicurazioni Generali SpA
5.500% due 10/27/47 (Ê) EUR 382 469
Australia Government International
Bond
Series 153
2.250% due 11/21/22 AUD 44 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AXA SA
6.686% due 07/29/49 (Ê)(ƒ) GBP 314 457
Azimut Holding SpA
1.625% due 12/12/24 EUR 223 224
Bayer Capital Corp. BV
0.625% due 12/15/22 EUR 200 220
Becton, Dickinson and Co.
1.208% due 06/04/26 EUR 224 240
BG Energy Capital PLC
1.250% due 11/21/22 EUR 200 221
Bonos y Obligaciones del Estado
Government International Bonds
5.150% due 10/31/28 (Þ) EUR 45 68
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 308 240
Bundesrepublik Deutschland
0.010% due 08/15/50 EUR 212 245
Canadian Imperial Bank of Commerce
Series DPNT
1.640% due 07/12/21 CAD 338 244
Carnival Corp.
1.875% due 11/07/22 EUR 220 164
Carrefour SA
0.875% due 06/12/23 EUR 200 221
CNH Industrial Finance Europe SA
1.375% due 05/23/22 EUR 223 242
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 111
Daimler Canada Finance, Inc.
1.910% due 07/08/21 CAD 337 238
Daimler International Finance BV
1.500% due 08/18/21 GBP 200 249
Denmark Government International
Bond
1.750% due 11/15/25 DKK 1,331 220
Deutsche Bank AG
1.750% due 12/16/21 GBP 200 246
DVB Bank SE
1.000% due 04/25/22 EUR 200 217
E.ON SE
0.375% due 08/23/21 EUR 230 252
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 277 239
Enbridge, Inc.
5.570% due 11/14/35 CAD 285 240
Enel SpA
5.250% due 05/20/24 EUR 185 240
Engie Alliance GIE
5.750% due 06/24/23 EUR 188 242
Engie SA
0.375% due 02/28/23 EUR 200 220
Essity AB
0.625% due 03/28/22 EUR 227 249
European Financial Stability Facility
0.950% due 02/14/28 EUR 535 639

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 879
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
European Investment Bank
2.700% due 01/12/23 AUD 250 172
0.100% due 10/15/26 EUR 815 917
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 312 236
FCE Bank PLC
0.869% due 09/13/21 EUR 231 237
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 218 238
Ford Credit Canada Co.
2.710% due 02/23/22 CAD 340 228
France Government International Bond
0.500% due 05/25/26 EUR 290 335
4.000% due 04/25/60 EUR 310 736
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 219 246
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 148 216
Germany Government International Bond
0.500% due 09/15/27 EUR 300 348
HSBC Bank PLC
4.750% due 03/24/46 GBP 152 232
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 81
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 207
Iberdrola International BV
1.750% due 09/17/23 EUR 200 230
IMMOFINANZ AG
2.625% due 01/27/23 EUR 200 219
Innogy Finance BV
3.000% due 01/17/24 EUR 206 247
Intesa Sanpaolo SpA
1.125% due 03/04/22 EUR 217 236
Investec PLC
4.500% due 05/05/22 GBP 150 193
Japan Government International Bond
Series 163
0.600% due 12/20/37 JPY 45,000 443
Series 165
0.500% due 06/20/38 JPY 176,000 1,700
Series 31
2.200% due 09/20/39 JPY 57,350 725
Series 33
2.000% due 09/20/40 JPY 74,000 918
Series 37
1.900% due 09/20/42 JPY 71,000 883
Legal & General Group PLC
5.500% due 06/27/64 (Ê) GBP 167 237
Lithuania Government International
Bond
2.100% due 05/26/47 EUR 120 171
Lloyds Bank PLC
7.625% due 04/22/25 GBP 155 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series EMTN
13.000% due 12/31/99 (Ê)(ƒ) GBP 107 231
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 311 246
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 200 218
M&G PLC
6.340% due 12/19/63 (Ê) GBP 158 223
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 128
National Australia Bank, Ltd.
Series GMTN
5.125% due 12/09/21 GBP 176 233
National Bank of Canada
Series DPNT
1.809% due 07/26/21 CAD 337 244
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 402
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 200 239
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 50 99
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 101 79
NIBC Bank NV
1.500% due 01/31/22 EUR 222 244
Nidec Corp.
0.487% due 09/27/21 EUR 230 249
Nordic Investment Bank
3.400% due 02/06/26 AUD 250 184
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 160 233
Norway Government International Bond
Series 474
3.750% due 05/25/21 (Þ) NOK 672 68
Pembina Pipeline Corp.
2.990% due 01/22/24 CAD 330 241
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 830 223
Repsol International Finance BV
0.500% due 05/23/22 EUR 200 217
Rogers Communications, Inc.
4.000% due 06/06/22 CAD 318 240
Royal Bank of Canada
Series DPNT
1.968% due 03/02/22 CAD 337 245
Santander UK Group Holdings PLC
7.037% due 08/29/49 (Ê)(ƒ) GBP 162 231
Scottish Widows, Ltd.
5.500% due 06/16/23 GBP 175 238
Sky, Ltd.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
880 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.875% due 11/24/23 EUR 213 245
Standard Chartered PLC
5.125% due 06/06/34 GBP 165 242
Suncor Energy, Inc.
3.100% due 11/26/21 CAD 327 234
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 1,480 173
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 324 231
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 205
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 327 245
Terega
2.200% due 08/05/25 EUR 200 229
Tesco PLC
2.500% due 05/02/25 GBP 191 247
Tikehau Capital SCA
2.250% due 10/14/26 EUR 200 214
Toronto-Dominion Bank (The)
Series DPNT
1.994% due 03/23/22 CAD 337 245
Total Capital International SA
0.250% due 07/12/23 EUR 200 218
Trinity Acquisition PLC
2.125% due 05/26/22 EUR 220 243
Unilever Capital Corp.
1.000% due 06/03/23 EUR 207 234
United Kingdom Gilt
0.875% due 10/22/29 GBP 137 184
3.500% due 01/22/45 GBP 280 588
4.250% due 12/07/46 GBP 150 360
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 217 236
Veolia Environnement SA
0.672% due 03/30/22 EUR 200 220
Vodafone Group PLC
0.375% due 11/22/21 EUR 229 251
Vonovia Finance BV
0.750% due 01/25/22 EUR 200 219
Wesfarmers, Ltd.
1.250% due 10/07/21 EUR 226 250
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 326 238
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 360 245
29,907
United States Government Treasuries - 10.4%
United States Treasury Notes
1.625% due 10/31/26 600 643
2.375% due 05/15/27 1,120 1,263
5.250% due 02/15/29 106 148
1.625% due 08/15/29 660 720
1.500% due 02/15/30 300 324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 05/15/30 500 774
5.375% due 02/15/31 440 658
3.000% due 11/15/44 110 150
3.000% due 05/15/45 350 480
2.250% due 08/15/49 2,135 2,634
7,794
Total Long-Term Investments
(cost $66,685) 66,710
Short-Term Investments - 5.1%
U.S. Cash Management Fund(@) 3,816,516(∞) 3,817
Total Short-Term Investments
(cost $3,816) 3,817
Total Investments - 94.5%
(identified cost $70,501) 70,527
Other Assets and Liabilities,
Net - 5.5%
4,111
Net Assets - 100.0%
74,638

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 881
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.8%
Bayer US Finance II LLC 11/13/19 241,000 104.00 251
256
Bayer US Finance LLC 11/14/19 248,000 102.46 254
259
BNP Paribas SA 02/04/20 241,000 103.96 251
249
Bonos y Obligaciones del Estado Government International Bonds 11/13/19 EUR 45,000 154.30 69
68
Commerzbank AG 11/14/19 217,000 114.40 248
240
Daimler Finance NA LLC 11/14/19 247,000 102.04 252
247
Danone SA 11/13/19 255,000 99.92 255
258
Danske Bank A/S 11/14/19 239,000 104.16 249
247
Deutsche Telekom International Finance BV 04/27/20 227,000 102.83 233
232
Enel SpA 02/04/20 220,000 115.60 254
254
Eni SpA 11/13/19 226,000 111.50 252
236
Mondelez International, Inc. 11/13/19 255,000 99.89 255
257
Nestle Holdings, Inc. 02/04/20 239,000 104.96 251
256
Netherlands Government International Bond 11/13/19 EUR 200,000 118.43 237
239
NGPL PipeCo LLC 04/27/20 225,000 101.94 229
229
Norway Government International Bond 11/13/19 NOK 672,000 11.17 75
68
Societe Generale SA 11/14/19 243,000 104.43 254
249
Vistra Operations Co. LLC 11/14/19 247,000 101.49 251
248
Volkswagen Group of America Finance LLC 11/14/19 246,000 102.74 253
250
4,342
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
882 Multifactor Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Assicurazioni Generali SpA 3 Month EURIBOR 5.350
AXA SA GBP 3 Month LIBOR 2.750
Legal & General Group PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.170
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
M&G PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.724
Santander UK Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 20 AUD 2,977 06/20
(26)
Canadian 10 Year Government Bond Futures 10 CAD 1,494 06/20
62
Euro- Bobl Futures 8 EUR 1,088 06/20
6
Euro-Bund Futures 22 EUR 3,837 06/20
4
Japan 10 Year Government Bond Futures 4 JPY 611,161 06/20
(15)
Japan 10 Year Mini Government Bond Futures 15 JPY 229,125 06/20
(14)
United States 2 Year Treasury Note Futures 39 USD 8,597 06/20
124
United States 5 Year Treasury Note Futures 14 USD 1,757 06/20
(2)
United States 10 Year Treasury Note Futures 21 USD 2,920 06/20
82
United States Treasury Long Bond Futures 5 USD 905 06/20
(6)
Short Positions
Australia 10 Year Government Bond Futures 16 AUD 2,382 06/20
19
Canadian 10 Year Government Bond Futures 9 CAD 1,345 06/20
(10)
Euro-Bund Futures 10 EUR 1,744 06/20
(9)
United States 10 Year Treasury Note Futures 45 USD 6,258 06/20
19
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
234
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 112,000 USD 1,063 06/17/20 19
Bank of Montreal CAD 2,357 USD 1,714 06/17/20 21
Bank of Montreal EUR 4,950 USD 5,620 06/17/20 190
Bank of Montreal GBP 958 USD 1,239 06/17/20 33
Bank of Montreal JPY 245,678 USD 2,360 06/17/20 69
Bank of New York USD 39 JPY 4,200 06/17/20 —
Bank of New York CAD 150 USD 106 06/17/20 (2)
Bank of New York CAD 2,357 USD 1,715 06/17/20 22
Bank of New York EUR 42 USD 46 06/17/20 (1)
Bank of New York EUR 4,950 USD 5,632 06/17/20 203

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 883
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 958 USD 1,239 06/17/20 33
Bank of New York JPY 221,000 USD 2,052 06/17/20 (9)
Bank of New York JPY 245,678 USD 2,356 06/17/20 66
Brown Brothers Harriman USD 44 AUD 73 06/17/20 3
Brown Brothers Harriman USD 88 CAD 125 06/17/20 1
Brown Brothers Harriman USD 996 CAD 1,404 06/17/20 13
Brown Brothers Harriman USD 751 EUR 695 06/17/20 11
Brown Brothers Harriman USD 83 GBP 68 06/17/20 2
Brown Brothers Harriman USD 604 JPY 65,800 06/17/20 9
Brown Brothers Harriman USD 33 SEK 335 06/17/20 1
Brown Brothers Harriman CZK 4,614 USD 203 06/17/20 17
Brown Brothers Harriman GBP 330 USD 407 06/17/20 (9)
Brown Brothers Harriman HUF 26,945 USD 91 06/17/20 7
Brown Brothers Harriman PLN 880 USD 231 06/17/20 20
Citigroup USD 365 AUD 576 05/22/20 11
Citigroup USD 4 HKD 33 05/22/20 —
Citigroup USD 70 HKD 545 05/22/20 —
Citigroup USD 271 HUF 83,952 05/22/20 (10)
Citigroup USD 1,828 JPY 191,500 06/17/20 (43)
Citigroup USD 93 KRW 114,718 05/22/20 1
Citigroup USD 178 MXN 3,352 05/22/20 (39)
Citigroup USD 72 PEN 243 05/22/20 —
Citigroup USD 70 PHP 3,537 05/22/20 —
Citigroup USD 3 PLN 14 05/22/20 —
Citigroup USD 618 RUB 39,930 05/22/20 (82)
Citigroup USD 14 SGD 19 05/22/20 —
Citigroup USD 69 SGD 98 05/22/20 1
Citigroup USD 1 THB 45 05/22/20 —
Citigroup USD 30 THB 969 05/22/20 —
Citigroup USD 13 TRY 88 05/22/20 —
Citigroup USD 612 TRY 3,800 05/22/20 (70)
Citigroup USD 28 TWD 847 05/22/20 —
Citigroup USD 4 ZAR 66 05/22/20 —
Citigroup USD 176 ZAR 2,678 05/22/20 (32)
Citigroup AUD 112 USD 71 05/22/20 (2)
Citigroup CAD 2,357 USD 1,716 06/17/20 23
Citigroup EUR 4,950 USD 5,600 06/17/20 172
Citigroup GBP 958 USD 1,236 06/17/20 30
Citigroup HKD 3,491 USD 449 05/22/20 (1)
Citigroup HUF 1,520 USD 5 05/22/20 —
Citigroup HUF 12,617 USD 38 05/22/20 (1)
Citigroup JPY 245,678 USD 2,346 06/17/20 55
Citigroup KRW 744,270 USD 626 05/22/20 14
Citigroup MXN 76 USD 3 05/22/20 —
Citigroup MXN 574 USD 23 05/22/20 (1)
Citigroup PEN 1,521 USD 448 05/22/20 (2)
Citigroup PHP 22,699 USD 446 05/22/20 (3)
Citigroup RUB 6,935 USD 93 05/22/20 —
Citigroup SGD 624 USD 448 05/22/20 6
Citigroup THB 5,594 USD 179 05/22/20 6
Citigroup TRY 608 USD 86 05/22/20 —
Citigroup TWD 5,390 USD 180 05/22/20 (2)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
884 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 411 USD 22 05/22/20 (1)
Goldman Sachs CAD 2,357 USD 1,715 06/17/20 21
Goldman Sachs EUR 4,950 USD 5,633 06/17/20 205
Goldman Sachs GBP 958 USD 1,239 06/17/20 33
Goldman Sachs JPY 245,678 USD 2,356 06/17/20 65
Royal Bank of Canada USD 101 CAD 146 06/17/20 4
Royal Bank of Canada USD 258 EUR 238 06/17/20 3
Royal Bank of Canada USD 173 GBP 148 06/17/20 14
Royal Bank of Canada USD 70 JPY 7,600 06/17/20 1
Royal Bank of Canada USD 1,838 JPY 191,500 06/17/20 (53)
Royal Bank of Canada CAD 2,357 USD 1,715 06/17/20 21
Royal Bank of Canada EUR 4,950 USD 5,634 06/17/20 205
Royal Bank of Canada GBP 958 USD 1,239 06/17/20 33
Royal Bank of Canada JPY 245,678 USD 2,358 06/17/20 67
State Street USD 7 AUD 11 06/17/20 —
State Street USD 110 AUD 185 06/17/20 11
State Street USD 193 AUD 330 06/17/20 22
State Street USD 283 AUD 450 06/17/20 10
State Street USD 10 BRL 52 05/22/20 —
State Street USD 27 BRL 129 05/22/20 (3)
State Street USD 448 BRL 1,945 05/22/20 (92)
State Street USD 21 CAD 30 06/17/20 —
State Street USD 28 CAD 40 06/17/20 —
State Street USD 45 CAD 65 06/17/20 2
State Street USD 54 CAD 75 06/17/20 (1)
State Street USD 61 CAD 85 06/17/20 1
State Street USD 94 CAD 130 06/17/20 —
State Street USD 103 CAD 150 06/17/20 4
State Street USD 331 CAD 463 06/17/20 2
State Street USD 333 CAD 478 06/17/20 10
State Street USD 1,212 CAD 1,696 06/17/20 6
State Street USD 240 CHF 234 05/22/20 2
State Street USD 78 CZK 1,975 06/17/20 2
State Street USD 115 DKK 800 06/17/20 3
State Street USD 160 DKK 1,096 06/17/20 1
State Street USD 152 EUR 141 05/22/20 2
State Street USD 32 EUR 30 06/17/20 —
State Street USD 40 EUR 35 06/17/20 (1)
State Street USD 54 EUR 50 06/17/20 1
State Street USD 60 EUR 55 06/17/20 —
State Street USD 134 EUR 120 06/17/20 (2)
State Street USD 137 EUR 123 06/17/20 (2)
State Street USD 138 EUR 125 06/17/20 (1)
State Street USD 626 EUR 575 06/17/20 5
State Street USD 1,458 EUR 1,345 06/17/20 17
State Street USD 1,484 EUR 1,370 06/17/20 18
State Street USD 2,281 EUR 2,126 06/17/20 50
State Street USD 4,255 EUR 3,910 06/17/20 33
State Street USD 37 GBP 30 06/17/20 1
State Street USD 88 GBP 70 06/17/20 —
State Street USD 186 GBP 158 06/17/20 13
State Street USD 309 GBP 262 06/17/20 21

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 885
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 565 GBP 480 06/17/20 40
State Street USD 901 GBP 733 06/17/20 22
State Street USD 21 HKD 165 05/22/20 —
State Street USD 22 HKD 168 05/22/20 —
State Street USD 36 HKD 278 05/22/20 —
State Street USD — INR 36 05/22/20 —
State Street USD 178 INR 12,823 05/22/20 (8)
State Street USD 189 JPY 20,267 05/22/20 —
State Street USD 18 JPY 1,900 06/17/20 —
State Street USD 46 JPY 5,000 06/17/20 —
State Street USD 152 JPY 16,000 06/17/20 (3)
State Street USD 2,208 JPY 244,400 06/17/20 70
State Street USD 3,724 JPY 400,000 06/17/20 6
State Street USD 18 KRW 22,476 05/22/20 —
State Street USD 19 KRW 23,505 05/22/20 —
State Street USD 28 KRW 34,878 05/22/20 1
State Street USD 30 KRW 37,300 05/22/20 1
State Street USD 21 MXN 462 05/22/20 (2)
State Street USD 446 MYR 1,861 05/22/20 (15)
State Street USD 59 NOK 620 06/17/20 2
State Street USD 1,256 NZD 2,114 05/22/20 40
State Street USD 61 NZD 103 06/17/20 2
State Street USD 1 PEN 3 05/22/20 —
State Street USD 19 PEN 63 05/22/20 —
State Street USD 28 PEN 98 05/22/20 1
State Street USD 33 PEN 119 05/22/20 2
State Street USD 7 PHP 337 05/22/20 —
State Street USD 19 PHP 1,000 05/22/20 —
State Street USD 21 PHP 1,077 05/22/20 1
State Street USD 32 PHP 1,692 05/22/20 1
State Street USD 5 PLN 20 05/22/20 —
State Street USD 6 PLN 25 05/22/20 —
State Street USD 8 PLN 30 05/22/20 —
State Street USD 28 PLN 118 05/22/20 —
State Street USD 63 RUB 4,710 05/22/20 —
State Street USD 115 SEK 1,190 06/17/20 7
State Street USD 150 SEK 1,510 06/17/20 5
State Street USD 16 SGD 22 05/22/20 —
State Street USD 19 SGD 27 05/22/20 1
State Street USD 24 SGD 35 05/22/20 1
State Street USD 6 THB 179 05/22/20 —
State Street USD 7 THB 241 05/22/20 —
State Street USD 10 THB 319 05/22/20 —
State Street USD 2 TWD 74 05/22/20 —
State Street USD 8 TWD 248 05/22/20 —
State Street USD 8 TWD 251 05/22/20 —
State Street USD 13 TWD 401 05/22/20 —
State Street USD 9 ZAR 145 05/22/20 (1)
State Street AUD 2,728 USD 1,780 06/17/20 2
State Street BRL 68 USD 13 05/22/20 1
State Street BRL 148 USD 29 05/22/20 2
State Street BRL 285 USD 50 05/22/20 (2)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
886 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street CAD 55 USD 39 06/17/20 —
State Street CAD 110 USD 77 06/17/20 (2)
State Street CAD 140 USD 101 06/17/20 —
State Street CAD 225 USD 166 06/17/20 5
State Street CHF 1,244 USD 1,285 05/22/20 (5)
State Street DKK 3,370 USD 514 06/17/20 19
State Street EUR 758 USD 822 05/22/20 (9)
State Street EUR 60 USD 65 06/17/20 (1)
State Street EUR 60 USD 66 06/17/20 —
State Street EUR 67 USD 73 06/17/20 —
State Street EUR 70 USD 76 06/17/20 (1)
State Street EUR 80 USD 88 06/17/20 —
State Street EUR 90 USD 100 06/17/20 1
State Street GBP 30 USD 37 06/17/20 (1)
State Street GBP 30 USD 37 06/17/20 (1)
State Street GBP 40 USD 50 06/17/20 —
State Street GBP 45 USD 56 06/17/20 (1)
State Street GBP 55 USD 69 06/17/20 —
State Street GBP 80 USD 99 06/17/20 (2)
State Street GBP 90 USD 117 06/17/20 3
State Street GBP 160 USD 199 06/17/20 (2)
State Street GBP 275 USD 316 06/17/20 (30)
State Street GBP 533 USD 662 06/17/20 (9)
State Street HUF 1,796 USD 5 05/22/20 —
State Street HUF 3,782 USD 11 05/22/20 —
State Street HUF 5,358 USD 17 05/22/20 1
State Street INR 155 USD 2 05/22/20 —
State Street INR 473 USD 6 05/22/20 —
State Street INR 1,026 USD 13 05/22/20 —
State Street INR 2,167 USD 28 05/22/20 —
State Street JPY 105,505 USD 980 05/22/20 (3)
State Street JPY 3,000 USD 28 06/17/20 —
State Street JPY 4,200 USD 39 06/17/20 (1)
State Street JPY 5,100 USD 49 06/17/20 2
State Street JPY 5,300 USD 49 06/17/20 —
State Street JPY 5,900 USD 58 06/17/20 3
State Street MXN 94 USD 4 05/22/20 —
State Street MXN 150 USD 6 05/22/20 —
State Street MXN 3,232 USD 151 06/17/20 18
State Street MYR 42 USD 10 05/22/20 —
State Street MYR 44 USD 10 05/22/20 —
State Street MYR 81 USD 18 05/22/20 (1)
State Street MYR 105 USD 23 05/22/20 (1)
State Street MYR 293 USD 67 05/22/20 (1)
State Street NOK 1,319 USD 138 06/17/20 9
State Street NZD 392 USD 235 05/22/20 (5)
State Street NZD 220 USD 139 06/17/20 4
State Street PLN 705 USD 179 05/22/20 9
State Street RUB 624 USD 8 05/22/20 (1)
State Street RUB 2,604 USD 32 05/22/20 (3)
State Street RUB 3,540 USD 47 05/22/20 (1)
State Street SEK 4,765 USD 506 06/17/20 17

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 887
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street TRY 31 USD 5 05/22/20 —
State Street TRY 150 USD 22 05/22/20 1
State Street TRY 214 USD 32 05/22/20 2
State Street TRY 3,000 USD 472 06/17/20 48
State Street ZAR 79 USD 4 05/22/20 —
State Street ZAR 142 USD 8 05/22/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
1,741
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Bank of America
Sell
USD 7,400 1.000%
(2)
06/20/25
(105) 163 58
CDX NA High Yield Index Bank of America
Sell
USD 3,000 5.000%
(2)
06/20/25
(124) (15) (139)
iTraxx Europe Crossover
Index Morgan Stanley
Sell
USD 2,800 5.000%
(2)
06/20/25
(156) 185 29
Total Open Credit Indices Contracts (å) (385) 333 (52)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 19,178 $ —
$ —
$ 19,178 25.7
International Debt — 9,831 —
—
9,831 13.2
Non-US Bonds — 29,907 —
—
29,907 40.1
United States Government Treasuries — 7,794 —
—
7,794 10.4
Short-Term Investments — — —
3,817
3,817 5.1
Total Investments — 66,710 — 3,817 70,527 94.5
Other Assets and Liabilities, Net 5.5
100.0

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
888 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 316 — — — 316 0.4
Foreign Currency Exchange Contracts — 2,318 — — 2,318 3.1
Credit Default Swap Contracts — 87 — — 87 0.1
A
Liabilities
Futures Contracts (82) — — — (82) (0.1)
Foreign Currency Exchange Contracts — (577) — — (577) (0.8)
Credit Default Swap Contracts — (139) — — (139) (0.2)
Total Other Financial Instruments
*
$ 234 $ 1,689 $ — $ — $ 1,923
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
758
Austria ....................................................................................
219
Belgium ..................................................................................
247
Canada ....................................................................................
5,339
Cayman Islands .......................................................................
498
China ......................................................................................
232
Curacao ...................................................................................
239
Czech Republic .......................................................................
111
Denmark .................................................................................
467
France .....................................................................................
4,066
Germany .................................................................................
2,007
Hungary ..................................................................................
81
Ireland ....................................................................................
462
Italy ........................................................................................
1,405
Japan ......................................................................................
5,678
Lithuania ................................................................................
171
Luxembourg ............................................................................
2,394
Mexico ....................................................................................
598
Netherlands ............................................................................
3,748
New Zealand ...........................................................................
79
Norway ....................................................................................
68

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 889
Amounts in thousands
Country Exposure
Fair Value
$
Panama ...................................................................................
164
Poland .....................................................................................
223
Spain .......................................................................................
480
Sweden ....................................................................................
422
United Kingdom ......................................................................
5,999
United States ...........................................................................
34,161
Virgin Islands, British .............................................................
211
Total Investments .................................................................... 70,527

See accompanying notes which are an integral part of the financial statements.
890 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,318 $ —
Variation margin on futures contracts* — — 316
Credit default swap contracts, at fair value 87 — —
Total
$ 87 $ 2,318 $ 316
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 82
Unrealized depreciation on foreign currency exchange contracts — 577 —
Credit default swap contracts, at fair value 139 — —
Total
$ 139 $ 577 $ 82
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ 1,255
Credit default swap contracts (1,276) — —
Foreign currency exchange contracts — (511) —
Total
$ (1,276) $ (511) $ 1,255
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ 234
Credit default swap contracts 33 3 — —
Foreign currency exchange contracts — 1,741 —
Total
$ 33 3 $ 1,741 $ 234
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 891
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 2,318 $ — $ 2,318
Credit Default Swap Contracts Credit default swap contracts, at fair value 87 — 87
Total Financial and Derivative Assets
2,405 — 2,405
Financial and Derivative Assets not subject to a netting agreement
(58) — (58)
Total Financial and Derivative Assets subject to a netting agreement
$ 2,347 $ — $ 2,347
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 48 $ — $ — $ 48
Bank of Montreal
313 — — 313
Bank of New York
323 2 — 321
Brown Brothers Harriman
84 9 — 75
Citigroup
318 39 — 279
Goldman Sachs
324 — — 324
Royal Bank of Canada
34 7 — — 34 7
State Street
590 133 — 457
Total
$ 2,34 7 $ 183 $ — $ 2,16 4

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
892 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 577 $ — $ 577
Credit Default Swap Contracts Credit default swap contracts, at fair value 139 — 139
Total Financial and Derivative Liabilities
716 — 716
Financial and Derivative Liabilities not subject to a netting agreement
(13 9 ) — (13 9 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 57 7 $ — $ 57 7
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of New York $ 1 0 $ 2 $ — $ 8
Brown Brothers Harriman 9 9 — —
Citigroup 288 39 — 249
Royal Bank of Canada 53 — — 53
State Street 217 133 — 84
Total
$ 57 7 $ 183 $ — $ 39 4
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 893
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 70,501
Investments, at fair value(>) ...........................................................................................................................................................
70,527
Cash ............................................................................................................................................................................................... 962
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,318
Receivables:
Dividends and interest ....................................................................................................................................................... 565
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 73
Fund shares sold ................................................................................................................................................................ 5
From affiliates .................................................................................................................................................................... 17
From broker(a)(b) ............................................................................................................................................................... 956
Variation margin on futures contracts ................................................................................................................................. 234
Prepaid expenses ........................................................................................................................................................................... 98
Credit default swap contracts, at fair value(+) ................................................................................................................................ 87
Total assets .................................................................................................................................................
75,844
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 443
Investments purchased ...................................................................................................................................................... 29
Accrued fees to affiliates .................................................................................................................................................... 4
Other accrued expenses ..................................................................................................................................................... 14
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 577
Credit default swap contracts, at fair value(+) ................................................................................................................................ 139
Total liabilities .............................................................................................................................................
1,206
Net Assets ............................................................................................................................................................
$ 74,638

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
894 Multifactor Bond Fund
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,751
Shares of beneficial interest ...........................................................................................................................................................
73
Additional paid-in capital ..............................................................................................................................................................
72,814
Net Assets ............................................................................................................................................................
$ 74,638
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.22
Class Y — Net assets ............................................................................................................................................................. $ 74,638,020
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 7,301,105
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (385)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 3,817
(a)     Receivable from Broker for Futures $ 280
(b)     Receivable from Broker for Swaps $ 676
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 895
Statement of Operations — For the Period Ended April 30, 2020
(1)
(Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 29
Interest .............................................................................................................................................................................. 662
Total investment income ...............................................................................................................................................................
691
Expenses
Advisory fees .................................................................................................................................................................... 74
Administrative fees ........................................................................................................................................................... 24
Custodian fees ................................................................................................................................................................... 29
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 22
Registration fees ............................................................................................................................................................... 30
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 5
Offering fees ..................................................................................................................................................................... 44
Miscellaneous ................................................................................................................................................................... 2
Expenses before reductions .............................................................................................................................................. 233
Expense reductions ........................................................................................................................................................... (105)
Net expenses .................................................................................................................................................................................
128
Net investment income (loss) ........................................................................................................................................................
563
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 84
Futures contracts .............................................................................................................................................................. 1,255
Foreign currency exchange contracts ................................................................................................................................ (511)
Credit default swap contracts ............................................................................................................................................ (1,276)
Foreign currency-related transactions ............................................................................................................................... (15 4 )
Net realized gain (loss) ..................................................................................................................................................................
(60 2 )
Net change in unrealized appreciation (depreciation) on:
Investment s ....................................................................................................................................................................... 25
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 234
Foreign currency exchange contracts ................................................................................................................................ 1,741
Credit default swap contracts ............................................................................................................................................ 33 3
Foreign currency-related transactions ............................................................................................................................... (4)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 2,33 0
Net realized and unrealized gain (loss) ......................................................................................................................................... 1,728
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 2,291
(1)     For the period November 13, 2019 (inception date) to April 30, 2020.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
896 Multifactor Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
 Period Ended
April 30,2020(1)
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 563
Net realized gain (loss) ...................................................................................................................... (602)
Net change in unrealized appreciation (depreciation) ....................................................................... 2,330
Net increase (decrease) in net assets from operations ............................................................................. 2,291
Distributions
To shareholders
Class Y .......................................................................................................................................... (540)
Net decrease in net assets from distributions .......................................................................................... (540)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 72,887
Total Net Increase (Decrease) in Net Assets ..........................................................................
74,638
Net Assets
Beginning of period .................................................................................................................................
—
End of period ..........................................................................................................................................
$ 74,638
(1)     For the period November 13, 2019 (inception date) to April 30, 2020.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 897
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the period ended April 30, 2020 were as follows:
2020 (Unaudited)
Shares Dollars
Class Y (1)
Proceeds from shares sold 11,720 $ 117,204
Proceeds from reinvestment of distributions 54 540
Payments for shares redeemed (4,473) (44,857)
Total increase (decrease)
7,301 $ 72,887
(1) For the period November 13, 2019 (inception date) to April 30, 2020.

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
898 Multifactor Bond Fund
For a Share Outstanding Throughout The Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total Distributions
Class Y
April 30, 2020(13) 10.00 .05 .22 .27 (.05) (.05)

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 899
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
10.22 2.72 74,638 .47 .26 1.14 56

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
900 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 20 20 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 20 20 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 3,515
Transfer agent fees 328
$ 3,843
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ — $ 293,118 $ 289,302 $ — $ 1 $ 3,817 $ 29 $ —
$ — $ 293,118 $ 289,302 $ — $ 1 $ 3,817 $ 29 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 70,126,899 $ 4,006,445 $ (1,728,044) $ 2,278,401

Russell Investment Company
Notes to Schedules of Investments — April 30, 2020 (Unaudited)
Notes to Schedules of Investments 901
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details .
( &) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Financial
Statements for details .
(
ƕ )
Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union

Russell Investment Company
Notes to Schedules of Investments, continued — April 30, 2020 (Unaudited)
902 Notes to Schedules of Investments
Foreign Currency Abbreviations:
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — April 30, 2020 (Unaudited)
Notes to Financial Highlights 903
(*) For the period April 30, 2020 (Unaudited).
(1) For the period January 2, 2015 (inception date) to October 31, 2015.
(2) For the period May 1, 2015 (inception date) to October 31, 2015.
(3) For the period June 1, 2015 (inception date) to October 31, 2015.
(4) For the period March 1, 2016 (inception date) to October 31, 2016.
(5) For the period September 22, 2016 (inception date) to October 31, 2016.
(6) For the period February 28, 2017 (inception date) to October 31, 2017.
(7) For the period March 7, 2017 (inception date) to October 31, 2017.
(8) For the period March 16, 2017 (inception date) to October 31, 2017.
(9) For the period August 30, 2017 (inception date) to October 31, 2017.
(10) For the period September 28, 2017 (inception date) to October 31, 2017.
(11) For the period April 26, 2018 (inception date) to October 31, 2018.
(12) For the period June 10, 2019 (inception date) to October 31, 2019.
(13) For the period November 13, 2020 (inception date) to April 30, 2020.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class S Class Y
April 30, 2020 1.14% 1.89% 1.14% 0.85% 0.67%
October 31, 2019 1.13% 1.88% 1.13% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 1.11% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 1.11% 0.83% 0.67%
October 31, 2016 1.07% 1.83% 1.08% 0.83% 0.64%
October 31, 2015 N/A N/A N/A N/A N/A
For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class S Class Y
April 30, 2020 1.31% 2.06% 1.31% 1.02% 0.92%
October 31, 2019 1.44% 2.19% 1.50% 1.15% 1.04%
October 31, 2018 1.46% 2.21% 1.46% 1.17% 1.03%
October 31, 2017 1.43% 2.17% 1.42% 1.15% 0.97%
October 31, 2016 1.37% 2.12% 1.37% 1.12% 0.93%
October 31, 2015 1.36% 2.11% 1.36% 1.11% 0.91%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class M Class S
April 30, 2020 N/A N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.98%
0.64%
0.73%
October 31, 2018 0.99% 1.74% 0.99%
0.64%
0.74%
October 31, 2017 1.01% 1.76% 1.01%
0.68%
0.76%
October 31, 2016 1.02% 1.77% 1.02%
—
0.77%
October 31, 2015 1.02% 1.77% 1.02%
—
0.77%

Russell Investment Company
Notes to Financial Highlights, continued — April 30, 2020 (Unaudited)
904 Notes to Financial Highlights
Fund
Impact of the fee reimbursement on
gross and net expense ratios
Equity Income Fund
0.03%
Sustainable Equity Fund
0.02%
U.S. Small Cap Equity Fund
0.01%
International Developed Markets Fund
0.04%
Emerging Markets Fund
0.01%
Tax-Managed U.S. Mid & Small Cap Fund
0.01%
Investment Grade Bond Fund
0.02%
Short Duration Bond Fund
0.01%
For the U.S. Small Cap Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class E Class M Class R6 Class S Class Y
April 30, 2020 1.26% 2.01% 1.26% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 1.25% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A N/A
October 31, 2016 N/A N/A N/A N/A N/A N/A N/A
October 31, 2015 N/A N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earning and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.
(k) Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the
October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate has been revised from previously presented.
(l) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.
(†) For the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly-owned subsidiary), respectively.
Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

Russell Investment Company
Notes to Financial Statements — April 30, 2020 (Unaudited)
Notes to Financial Statements 905
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 28 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
906 Notes to Financial Statements
other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
("NAV") of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 907
quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International
Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International
Equity, Tax-Managed Real Assets, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond,
Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Strategic Call Overwriting, Multifactor U.S. Equity, and
Multifactor Bond Funds had no transfers between Levels 1, 2 and 3 for the period ended April 30, 2020, other than those caused by application of fair value factors. Transfers which result from the application of fair value factors are purposefully excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Emerging Markets, Opportunistic Credit, Unconstrained Total Return, Multi-Strategy Income, Multi-Asset Growth Strategy,
and Multifactor International Equity Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs became observable. The amounts transferred were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
908 Notes to Financial Statements
The Unconstrained Total Return Fund had transfers out of Level 2 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
The Multi-Strategy Income Fund had transfers out of Level 2 into Level 1 representing financial instruments for which quoted prices in an active market became observable. The amounts transferred were as follows:
The Commodity Strategies Fund had transfers out of Level 1 into Level 3 representing financial instruments for which approved vendor sources became unavailable or inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
Emerging Markets Fund $ 635,441
Opportunistic Credit Fund 169,225
Unconstrained Total Return Fund 728,689
Multi-Strategy Income Fund 7,422,141
Multi-Asset Growth Strategy Fund 1,041,893
Multifactor International Equity Fund 87,098
Unconstrained Total Return Fund $ 298,789
Multi-Strategy Income Fund $ 301,277
Commodity Strategies $ 62,563

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 909
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Commodity Strategies and Multi-Asset Growth Strategy Funds intend to gain exposure indirectly to commodities markets by investing in wholly-owned subsidiaries which are organized as companies under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Funds to qualify as a regulated investment company under Subchapter M of the Code, the Funds must derive at least 90 percent of their gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code.
However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if a subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments.
Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the Funds intend to seek to gain exposure to the commodity markets primarily through investments in commodity-

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
910 Notes to Financial Statements
linked notes and through investments in their respective Subsidiaries. The IRS subsequently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the
IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also issued proposed regulations that, if finalized, would generally have treated the Funds’ income inclusions with respect to a subsidiary as qualifying income only if there was a distribution out of the earnings and profits of a subsidiary that was attributable to such income inclusion. Final regulations, applicable to taxable years beginning on or after September 28, 2016, also treat a Fund’s income inclusions with respect to a subsidiary as qualifying income, without requiring a corresponding distribution, if such inclusions are derived with respect to the Fund’s business of investing in stock, securities or currencies. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the
Funds to qualify for favorable regulated investment company status under the Code could be jeopardized if the Funds were unable to treat their respective income from commodity-linked notes and their respective Subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Funds’ investments in their respective
Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At April 30, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2016 through October 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond and Multifactor Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S.
Strategic Equity, Global Infrastructure, Global Real Estate
Securities, Multi-Strategy Income, Multi-Asset Growth Strategy,
Strategic Call Overwriting and Multifactor U.S. Equity Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, Commodity
Strategies and Multifactor International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 911
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class E, Class
M, Class P, Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2020. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
912 Notes to Financial Statements
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 1 $ —
Emerging Markets Fund 39,417 52,620
Tax-Managed International Equity Fund 32,823 (7,632)
Tax-Managed Real Assets Fund 5,685 19,080
Strategic Bond Fund — 64,211
Global Infrastructure Fund — (400)
Multi-Strategy Income Fund 7,936 (1,271)
Multi-Asset Growth Strategy Fund 764 1,637
Multifactor International Equity Fund 3,554 1,528

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 913
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended April 30, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020
International Developed Markets Fund $ 638,741,925 $ 659,658,946
Global Equity Fund 144,247,406 184,415,686
Emerging Markets Fund 84,172,923 125,043,550
Tax-Managed International Equity Fund 74,777 54,284,188
Tax-Managed Real Assets Fund — 314,452
Opportunistic Credit Fund 330,039,067 290,779,840
Unconstrained Total Return Fund 203,016,286 198,068,837
Strategic Bond Fund 1,278,945,685 1,256,526,914
Investment Grade Bond Fund 163,190,531 123,159,828
Short Duration Bond Fund 57,791,164 46,760,690
Global Infrastructure Fund 35,207,128 12,191,813
Global Real Estate Securities Fund 42,012,315 28,426,507
Multi-Strategy Income Fund 301,394,985 359,357,432
Multi-Asset Growth Strategy Fund 1,534,455,956 1,296,652,353
Multifactor International Equity Fund 93,206,275 143,431,432
Multifactor Bond Fund 86,889,664 106,337,072

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
914 Notes to Financial Statements
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020
International Developed Markets Fund $ 636,269,004 $ 654,349,670
Global Equity Fund 144,637,871 188,168,233
Emerging Markets Fund 83,865,998 118,119,469
Tax-Managed International Equity Fund 74,376 54,197,851
Tax-Managed Real Assets Fund — 313,306
Opportunistic Credit Fund 330,946,527 288,289,019
Unconstrained Total Return Fund 203,637,286 197,882,655
Strategic Bond Fund 1,282,040,752 1,246,056,794
Investment Grade Bond Fund 163,592,312 120,999,352
Short Duration Bond Fund 57,648,843 47,319,213
Global Infrastructure Fund 35,187,074 12,217,099
Global Real Estate Securities Fund 41,960,668 28,602,376
Multi-Strategy Income Fund 299,766,413 355,789,941
Multi-Asset Growth Strategy Fund 1,533,561,013 1,295,024,966
Multifactor International Equity Fund 92,809,588 143,938,224
Multifactor Bond Fund 87,277,248 108,097,155

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 915
As of April 30, 2020, the Strategic Call Overwriting Fund pledged securities valued at $38,979,416 as collateral in connection with options.
For the period ended April 30, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation)
until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Return enhancement and hedging
Notional of Options Contracts Outstanding
Funds January 31, 2020 April 30, 2020
Sustainable Equity Fund $ 13,377,500 $ —
Unconstrained Total Return Fund 1,428,700,209 816,037,378
Strategic Bond Fund 317,465,500 339,629,000
Commodity Strategies Fund 12,376,110 15,281,150
Multi-Strategy Income Fund 1,224,081,014 1,550,417,516
Multi-Asset Growth Strategy Fund 2,223,122,111 2,959,268,747
Strategic Call Overwriting Fund 104,520,600 68,723,100

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
916 Notes to Financial Statements
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 917
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies and Multi-Asset Growth Strategy Funds only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
Notional of Futures Contracts Outstanding
Funds January 31, 2020 April 30, 2020
Equity Income Fund $ 1,773,200 $ 14,512,000
Sustainable Equity Fund — 10,448,640
U.S. Dynamic Equity Fund 2,579,200 7,401,120
U.S. Strategic Equity Fund 44,168,800 176,901,280
U.S. Small Cap Equity Fund 56,110,825 114,074,910
International Developed Markets Fund 654,264,634 669,457,228
Global Equity Fund 208,557,049 224,661,305
Emerging Markets Fund 223,382,743 326,993,272
Tax-Managed U.S. Mid & Small Cap Fund — 15,428,220
Tax-Managed International Equity Fund 406,420,169 362,518,606
Tax-Managed Real Assets Fund 12,251,200 21,913,120
Opportunistic Credit Fund 374,872,387 393,026,278
Unconstrained Total Return Fund 244,375,786 149,928,693
Strategic Bond Fund 4,209,150,219 4,231,558,735
Investment Grade Bond Fund 451,193,361 509,871,838
Short Duration Bond Fund 188,016,591 215,109,472
Tax-Exempt High Yield Bond Fund 20,801,688 21,971,875
Tax-Exempt Bond Fund 88,867,969 195,382,813
Commodity Strategies Fund 302,426,226 142,371,028
Global Infrastructure Fund 11,923,643 5,402,751
Global Real Estate Securities Fund 22,941,720 39,698,477
Multi-Strategy Income Fund 1,375,326,691 464,758,497
Multi-Asset Growth Strategy Fund 2,445,543,378 1,061,557,450
Strategic Call Overwriting Fund 4,513,600 —
Multifactor U.S. Equity Fund 12,412,400 21,622,880
Multifactor International Equity Fund 178,500,844 144,536,519
Multifactor Bond Fund 49,221,680 41,106,577

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
918 Notes to Financial Statements
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 919
the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
920 Notes to Financial Statements
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
s
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended April 30, 2020, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2020 April 30, 2020
Opportunistic Credit Fund $ 47,146,198 $ 98,183,398
Unconstrained Total Return Fund 104,237,324 117,912,868
Strategic Bond Fund 313,507,063 641,672,785
Investment Grade Bond Fund 82,034,832 138,200,000
Short Duration Bond Fund 5,520,000 20,470,000
Multi-Strategy Income Fund 103,050,000 182,852,000
Multi-Asset Growth Strategy Fund 162,944,015 295,178,335
Multifactor Bond Fund 16,852,396 13,468,379
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2020 April 30, 2020
Unconstrained Total Return Fund $ 422,528,900 $ 287,661,600
Strategic Bond Fund 389,885,534 587,556,361
Tax-Exempt High Yield Bond Fund 28,110,000 4,700,000
Tax-Exempt Bond Fund 21,490,000 —
Multi-Strategy Income Fund 962,719,393 639,459,172
Multi-Asset Growth Strategy Fund 1,808,911,407 1,223,294,742

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 921
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party
Funds Strategies
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2020 April 30, 2020
Unconstrained Total Return Fund $ 22,320,713 $ 21,032,005
Commodity Strategies Fund 307,895,980 6,297,453
Multi-Strategy Income Fund 106,818,861 55,052,838
Multi-Asset Growth Strategy Fund 211,581,904 36,111,779

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
922 Notes to Financial Statements
to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the
Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. The total amount of unfunded loan commitments as of April 30, 2020 was $498,053.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 923
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S.
Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the
Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the
Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of April 30, 2020, the market value of securities on loan through the reciprocal lending program were as follows:
Amount
Sustainable Equity Fund
$ 20,899,623
U.S. Dynamic Equity Fund
9,880,683

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
924 Notes to Financial Statements
As of April 30, 2020, the Sustainable Equity Fund held $30,758,662, the U.S. Dynamic Equity Fund held $14,305,186, and the
U.S. Small Cap Equity Fund held $71,873,708 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of April 30, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and
Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate
U.S. Small Cap Equity Fund
51,381,574

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 925
effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
926 Notes to Financial Statements
non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 927
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
928 Notes to Financial Statements
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a “Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2020, net assets of the Commodity
Strategies Fund were $236,973,489 of which $44,038,506, or approximately 18.6%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Multi-Asset Growth Strategy Fund were $1,571,294,474 of which $37,072,115, or approximately 2.4%, represents the Fund’s ownership of the shares of its Subsidiary.
As of April 30, 2020, the market values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the Consolidated
Schedule of Investments were as follows:
United States Federal Home Loan Discount Notes $ 3,199,580
U.S. Cash Management Fund 12,965,453
United States Treasury Bills 22,123,205
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Commodity
Strategies Fund Ltd. for the period ended April 30, 2020 were ($214,513), ($68,832,030), and $1,009,120, respectively.
As of April 30, 2020, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
U.S. Cash Management Fund $34,430,560
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Cayman Multi-Asset
Growth Strategy Fund, Ltd. for the period ended April 30, 2020 were $123,011, ($12,157,554) and ($1,808), respectively.
The Commodity Strategies Fund and Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Investment Transactions
Securities
During the period ended April 30, 2020, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 929
Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Purchases Sales
Equity Income Fund $ 41,969,615 $ 107,410,755
Sustainable Equity Fund 125,058,924 289,482,917
U.S. Dynamic Equity Fund 169,710,264 121,922,166
U.S. Strategic Equity Fund 1,277,284,299 1,071,245,438
U.S. Small Cap Equity Fund 1,002,889,995 1,068,014,613
International Developed Markets Fund 805,988,833 959,787,027
Global Equity Fund 420,521,743 1,183,687,015
Emerging Markets Fund 430,136,231 619,896,773
Tax-Managed U.S. Large Cap Fund 993,301,330 911,080,409
Tax-Managed U.S. Mid & Small Cap Fund 383,470,813 326,034,360
Tax-Managed International Equity Fund 998,627,349 847,706,977
Tax-Managed Real Assets Fund 258,905,374 177,383,874
Opportunistic Credit Fund 148,813,126 140,141,520
Unconstrained Total Return Fund 349,799,663 281,232,991
Strategic Bond Fund 654,726,315 555,866,125
Investment Grade Bond Fund 173,958,284 137,135,880
Short Duration Bond Fund 116,936,050 163,808,013
Tax-Exempt High Yield Bond Fund 374,681,202 300,410,831
Tax-Exempt Bond Fund 1,005,078,383 863,979,311
Commodity Strategies Fund 903,739 9,832,834
Global Infrastructure Fund 73,863,678 223,891,932
Global Real Estate Securities Fund 299,310,689 469,440,185
Multi-Strategy Income Fund 243,041,933 240,780,986
Multi-Asset Growth Strategy Fund 742,712,523 846,754,811
Strategic Call Overwriting Fund 4,692,847 22,774,513
Multifactor U.S. Equity Fund 260,700,068 305,801,638
Multifactor International Equity Fund 149,824,232 311,290,119
Multifactor Bond Fund 103,564,417 45,233,395
Purchases Sales
Opportunistic Credit Fund $ 1,096,668 $ 6,832,896
Unconstrained Total Return Fund 253,291,568 252,683,190
Strategic Bond Fund 975,562,669 1,289,226,773
Investment Grade Bond Fund 172,117,419 301,104,859
Short Duration Bond Fund 105,694,717 147,950,138
Commodity Strategies Fund 11,635,938 40,804,157
Multi-Strategy Income Fund 329,852,049 316,514,063
Multi-Asset Growth Strategy Fund 821,486,489 808,370,650
Multifactor Bond Fund 33,350,641 2,016,120

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
930 Notes to Financial Statements
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2020, the Funds had invested
$1,956,663,140 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $583,102,946 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Dynamic Equity Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 931
Funds Asset Level Fee
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Commodity Strategies Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Strategic Call Overwriting Fund All assets .80%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
932 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.
The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2020.
Funds Asset Level Fee
Multifactor Bond Fund All assets .15%
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Dynamic Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Commodity Strategies Fund** .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund** .05
Strategic Call Overwriting Fund .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 933
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2021, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2020 was $64,753.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $51,183. There were no reimbursements for the period ended April 30, 2020.
For the U.S. Dynamic Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.87% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Dynamic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by
Advisory Administrative
Equity Income Fund
$ 712,288 $ 62,775
Sustainable Equity Fund
816,948 72,283
U.S. Dynamic Equity Fund
689,046 41,763
U.S. Strategic Equity Fund
11,108,739 747,387
U.S. Small Cap Equity Fund
5,102,903 353,321
International Developed Markets Fund
7,090,374 491,006
Global Equity Fund
3,775,529 192,972
Emerging Markets Fund
9,028,314 385,599
Tax-Managed U.S. Large Cap Fund
12,223,419 891,256
Tax-Managed U.S. Mid & Small Cap Fund
3,688,383 182,480
Tax-Managed International Equity Fund
7,260,052 422,734
Tax-Managed Real Assets Fund
1,824,545 104,095
Opportunistic Credit Fund
3,183,366 154,384
Unconstrained Total Return Fund
3,053,779 148,100
Strategic Bond Fund
8,722,757 911,083
Investment Grade Bond Fund
998,370 193,749
Short Duration Bond Fund
969,256 104,509
Tax-Exempt High Yield Bond Fund
2,474,735 240,128
Tax-Exempt Bond Fund
4,622,211 747,623
Commodity Strategies Fund
2,285,996 89,112
Global Infrastructure Fund
1,342,375 52,022
Global Real Estate Securities Fund
2,834,254 171,720
Multi-Strategy Income Fund
3,489,561 225,680
Multi-Asset Growth Strategy Fund
7,606,614 442,767
Strategic Call Overwriting Fund
370,094 22,424
Multifactor U.S. Equity Fund
986,760 159,400
Multifactor International Equity Fund
1,378,075 148,429
Multifactor Bond Fund
73,919 23,904

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
934 Notes to Financial Statements
the Fund. The total amount of the waiver for the period ended April 30, 2020 was $96,709. There were no reimbursements for the period ended April 30, 2020.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2020 was $3,754,636. There were no reimbursements for the period ended April 30, 2020.
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $402,742. There were no reimbursements for the period ended April 30, 2020.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.87%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was
$687,864. There were no reimbursements for the period ended April 30, 2020.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.879%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2020 was $1,281,950.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $376,523. There were no reimbursements for the period ended April 30, 2020.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $142,781. There were no reimbursements for the period ended April 30, 2020.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $943,283. There were no reimbursements for the period ended April 30, 2020.

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 935
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $286,473. There were no reimbursements for the period ended April 30, 2020.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2020 was $1,031,411.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $1,559,319. There were no reimbursements for the period ended April 30, 2020.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was
$2,231,869. There were no reimbursements for the period ended April 30, 2020.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $205,139. There were no reimbursements for the period ended April 30, 2020.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.338%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2020 was $218,836.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield
Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $783,616. There were no reimbursements for the period ended April 30, 2020.
For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.5925%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2020 was $902,956.
The Commodity Strategies Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to
1.25% and 0.05%, respectively, of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiary Fees”).
Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM and RIFUS have agreed to permanently waive the

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
936 Notes to Financial Statements
portion of the advisory fees and administrative fees paid by the Commodity Strategies Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended April 30, 2020 was $375,854. The total amount of the administrative fee waiver for the period ended April 30, 2020 was $15,034.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $814,124. There were no reimbursements for the period ended April 30, 2020.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2021, that results in an effective advisory fee not to exceed 0.76%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2020 was $141,713.
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $1,647,177. There were no reimbursements for the period ended April 30, 2020.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that such expenses exceed 0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2020 was $2,159,813.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy
Subsidiary Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Multi-Asset Growth Strategy Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended April 30, 2020 was $241,574. The total amount of the administrative fee waiver for the period ended April 30, 2020 was
$13,766.
For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $241,754. There were no reimbursements for the period ended April 30, 2020.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 937
companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2020 was $193,271. There were no reimbursements for the period ended April 30, 2020.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $462,775. There were no reimbursements for the period ended April 30, 2020.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2021, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed
0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2020 was $73,919. The total amount of the reimbursement for the period ended April 30, 2020 was $31,130.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2020 were as follows:

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
938 Notes to Financial Statements
RIFUS has contractually agreed to waive, through February 28, 2021, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 232,453
Sustainable Equity Fund
277,360
U.S. Dynamic Equity Fund
21,940
U.S. Strategic Equity Fund
3,082,633
U.S. Small Cap Equity Fund
1,195,788
International Developed Markets Fund
1,988,940
Global Equity Fund
276,547
Emerging Markets Fund
1,359,751
Tax-Managed U.S. Large Cap Fund
3,675,358
Tax-Managed U.S. Mid & Small Cap Fund
752,731
Tax-Managed International Equity Fund
1,743,493
Tax-Managed Real Assets Fund
429,305
Opportunistic Credit Fund
618,864
Unconstrained Total Return Fund
136,842
Strategic Bond Fund
3,103,181
Investment Grade Bond Fund
751,329
Short Duration Bond Fund
295,021
Tax-Exempt High Yield Bond Fund
989,894
Tax-Exempt Bond Fund
3,081,474
Commodity Strategies Fund
233,867
Global Infrastructure Fund
208,655
Global Real Estate Securities Fund
650,336
Multi-Strategy Income Fund
701,829
Multi-Asset Growth Strategy Fund
1,645,674
Strategic Call Overwriting Fund
92,523
Multifactor U.S. Equity Fund
194,356
Multifactor International Equity Fund
152,706
Multifactor Bond Fund
2,168
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Dynamic Equity Fund-Class A, C & E .05
U.S. Dynamic Equity Fund-Class S .09
U.S. Strategic Equity Fund-Class A, C, E, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, E, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C,E & S .05

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 939
For the period ended April 30, 2020, the total transfer agency fee waivers are as follows:
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C,E & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A, C & E .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C,E & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C,E & S .06
Tax-Exempt Bond Fund-Class M .16
Commodity Strategies Fund-Class A,C,E & S .01
Commodity Strategies Fund-Class M .11
Global Infrastructure Fund-Class A,C,E & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 37,498
Sustainable Equity Fund 44,937
U.S. Dynamic Equity Fund 7,181
U.S. Strategic Equity Fund 461,402
U.S. Small Cap Equity Fund 274,805
International Developed Markets Fund 493,219
Global Equity Fund 9,336
Emerging Markets Fund 192,944
Tax-Managed U.S. Large Cap Fund 249,187
Tax-Managed U.S. Mid & Small Cap Fund 229,361
Tax-Managed International Equity Fund 136,444
Tax-Managed Real Assets Fund 40,768
Opportunistic Credit Fund 385,844
Unconstrained Total Return Fund 8,560
Strategic Bond Fund 1,098,491
Investment Grade Bond Fund 154,784

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
940 Notes to Financial Statements
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.
The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
For the period ended April 30, 2020, the Distributor retained the following amounts in sales charges:
For the period ended April 30, 2020, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:
Amount
Short Duration Bond Fund 178,917
Tax-Exempt High Yield Bond Fund 78,557
Tax-Exempt Bond Fund 1,150,601
Commodity Strategies Fund 27,884
Global Infrastructure Fund 33,061
Global Real Estate Securities Fund 23,163
Multi-Strategy Income Fund 27,003
Multi-Asset Growth Strategy Fund 98,025
Multifactor U.S. Equity Fund 4,315
Multifactor International Equity Fund 9,261
Contingent Deferred Sales Charges Class A Shares
Equity Income Fund $ 66
International Developed Markets Fund 90
Investment Grade Bond Fund 361
Short Duration Bond Fund 175
Commodity Strategies Fund 24

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 941
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a
Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.
During the period ended April 30, 2020, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
Aggregate
Front-End
Sales Charges
on Class A Shares
Class A Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ 19,671 $ 2,861
Sustainable Equity Fund 5,472 903
U.S. Dynamic Equity Fund 1,178 183
U.S. Strategic Equity Fund 580 36
U.S. Small Cap Equity Fund 5,814 920
International Developed Markets Fund 3,867 622
Global Equity Fund 599 86
Emerging Markets Fund 2,431 379
Tax-Managed U.S. Large Cap Fund 59,732 10,142
Tax-Managed U.S. Mid & Small Cap Fund 30,171 4,851
Tax-Managed International Equity Fund 23,308 4,171
Tax-Managed Real Assets Fund 1,717 346
Opportunistic Credit Fund 663 137
Strategic Bond Fund 4,398 902
Investment Grade Bond Fund 1,510 309
Short Duration Bond Fund 2,465 492
Tax-Exempt High Yield Bond Fund 7,093 1,475
Tax-Exempt Bond Fund 25,582 5,242
Commodity Strategies Fund 3,421 688
Global Infrastructure Fund 2,511 442
Global Real Estate Securities Fund 4,077 687
Multi-Strategy Income Fund 6,441 703
Multi-Asset Growth Strategy Fund 192 31
Multifactor U.S. Equity Fund 7,600 1,399

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
942 Notes to Financial Statements
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended April 30, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$838,250.
Federal Income Taxes
At April 30, 2020, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
As of April 30, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Purchases Sales Realized Gain (Loss)
Unconstrained Total Return Fund $  — $ 91,749 $ 735
Tax-Exempt High Yield Bond Fund 5,733 19,187 46
Tax-Exempt Bond Fund 2,295 28,431 (11)
Multi-Asset Growth Strategy Fund — 3 —
No Expiration
Funds Short Term Long-Term Totals
Equity Income Fund $ 2,981,660 $ — $ 2,981,660
International Developed Markets Fund 45,467,589 94,306,224 139,773,813
Tax-Managed U.S. Large Cap Fund 65,508,461 — 65,508,461
Tax-Managed U.S. Mid & Small Cap Fund 3,556,901 — 3,556,901
Tax-Managed International Equity Fund 188,019,312 4,684,251 192,703,563
Tax-Managed Real Assets Fund 6,843,343 — 6,843,343
Opportunistic Credit Fund 6,735,906 31,377,137 38,113,043
Unconstrained Total Return Fund — 1,991,607 1,991,607
Investment Grade Bond Fund 11,231,754 — 11,231,754
Short Duration Bond Fund 175,096 7,670,702 7,845,798
Tax-Exempt High Yield Bond Fund 4,536,262 — 4,536,262
Tax-Exempt Bond Fund 11,290,846 6,215,832 17,506,678
Multi-Asset Growth Strategy Fund 18,747,098 16,462,323 35,209,421
Strategic Call Overwriting Fund 11,900,557 2,631,985 14,532,542
Multifactor International Equity Fund 51,097,536 — 51,097,536
# of Shareholders %
Equity Income Fund
3 53.2
Sustainable Equity Fund
3 54.1
U.S. Dynamic Equity Fund
3 87.5
U.S. Strategic Equity Fund
4 77.5
U.S. Small Cap Equity Fund
4 66.0

Russell Investment Company
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 943
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure except the following:
On May 1, 2020, the Board declared dividends payable from net investment income. Dividends were paid on May 5, 2020, to shareholders of record effective with the opening of business on May 4, 2020.
On June 1, 2020, the Board declared dividends payable from net investment income. Dividends were paid on June 3, 2020, to shareholders of record effective with the opening of business on June 2, 2020.
International Developed Markets Fund
4 75.2
Global Equity Fund
3 58.3
Emerging Markets Fund
3 56.1
Tax-Managed U.S. Large Cap Fund
3 68.7
Tax-Managed U.S. Mid & Small Cap Fund
3 67.1
Tax-Managed International Equity Fund
3 71.9
Tax-Managed Real Assets Fund
3 67.1
Opportunistic Credit Fund
4 76.8
Unconstrained Total Return Fund
3 56.6
Strategic Bond Fund
4 66.0
Investment Grade Bond Fund
2 67.0
Short Duration Bond Fund
4 64.5
Tax-Exempt High Yield Bond Fund
3 70.6
Tax-Exempt Bond Fund
3 67.5
Commodity Strategies Fund
3 51.2
Global Infrastructure Fund
3 59.1
Global Real Estate Securities Fund
2 55.6
Multi-Strategy Income Fund
3 59.7
Multi-Asset Growth Strategy Fund
4 70.0
Strategic Call Overwriting Fund
1 87.6
Multifactor U.S. Equity Fund
4 78.4
Multifactor International Equity Fund
4 80.0
Multifactor Bond Fund
3 100.0

Russell Investment Company
Affiliated Brokerage Transactions — April 30, 2020 (Unaudited)
944 Affiliated Brokerage Transactions
As discussed in Note 5 in the Notes to Financial Statements contained in this semiannual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended April 30, 2020 were as follows:
Affiliated Broker Fund Name
RIIS
Equity Income Fund $ 6,019
Sustainable Equity Fund 4,259
U.S. Dynamic Equity Fund 6,504
U.S. Strategic Equity Fund 100,145
U.S. Small Cap Equity Fund 201,952
International Developed Markets Fund 294,827
Global Equity Fund 127,650
Emerging Markets Fund 137,411
Tax-Managed U.S. Large Cap Fund 36,817
Tax-Managed U.S. Mid & Small Cap Fund 133,830
Tax-Managed International Equity Fund 245,495
Tax-Managed Real Assets Fund 68,796
Global Infrastructure Fund 19,334
Global Real Estate Securities Fund 83,254
Multi-Strategy Income Fund 52,272
Multi-Asset Growth Strategy Fund 179,742
Strategic Call Overwriting Fund 341
Multifactor U.S. Equity Fund 21,009
Multifactor International Equity Fund 78,819

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
Basis for Approval of Investment Advisory Contracts 945
Initial Approval of the Investment Advisory Agreement for the Multifactor Bond Fund
In the case of a new Fund, the Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the
“Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent
Trustees”) voting separately, initially approve the advisory agreement with RIM (the “New Fund RIM Agreement”) and, thereafter, to approve the continuation of the New Fund RIM Agreement on at least an annual basis, and that the terms and conditions of the
New Fund RIM Agreement provide for its termination if continuation is not approved annually and upon its “assignment” within the meaning of Section 2(a)(4) of the 1940 Act.
The Board, including all of the Independent Trustees, initially considered and approved the adoption of the New Fund RIM Agreement for the Multifactor Bond Fund (the “New Fund”) at a meeting held in person on May 23, 2017 (the “New Fund Agreement Evaluation
Meeting”). The New Fund is not expected to commence operations until 2018. In preparation for the evaluation of the New Fund
RIM Agreement, the Board, including the Independent Trustees, considered (1) information and reports prepared by RIM relating to the services proposed to be provided by RIM (and its affiliates); (2) information prepared by RIM, not an independent source, comparing the proposed fees and projected expenses of the New Fund with other funds not managed by RIM in a peer group (the
“peer group”) selected by an independent source as generally comparable in investment objective and regarded by RIM as appropriate for expense comparisons (the “Comparable Funds,” and with the New Fund, in the case of operating expense comparisons, the New
Fund’s “Expense Universe”); and (3) presentations made by RIM to the Trustees at the New Fund Agreement Evaluation Meeting in
connection with its evaluation of the New Fund RIM Agreement. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the New Fund RIM Agreement are collectively called the “New Fund
Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the other RIM-managed funds (the “Other RIM-Managed Funds”) for which the Board has supervisory responsibility with respect to services provided by RIM and RIM’s affiliates, and advice previously received from counsel to the Funds and counsel to the
Independent Trustees regarding the Trustees’ responsibilities in considering the New Fund RIM Agreement. The Other RIM-Managed
Funds and the New Fund collectively are called the “Funds.”
At the New Fund Agreement Evaluation Meeting, the Board was advised that RIM’s goal with respect to the New Fund is to complement
“smart beta” equity products offered or to be offered by RIM with a fixed income smart beta fund. Smart beta products, according to
RIM, offer a hybrid investment strategy between active and passive investing and may be used as a replacement for a pure passive capitalization-weighted portfolio or as a complement to existing passive and active strategies. The Board considered that the New
Fund initially would have a contractual advisory fee (“Advisory Fee”) (i.e., not giving effect to any voluntary fee waivers and expense limitations proposed for the New Fund or by the managers of the other Expense Universe funds) on its Class S shares of 0.15%, which would rank the New Fund in the first quintile of its Expense Universe. The Board also considered that the Advisory Fee schedule included no breakpoints to reduce Advisory Fees as certain asset levels are reached but took into account RIM’s advice that the contractual Advisory Fee is less than the median contractual advisory fee for the Expense Universe of 0.31%. The Board further considered a contractual agreement by RIM to waive up to the full amount of its Advisory Fee and then reimburse the New Fund for other direct fund-level expenses, excluding extraordinary expenses, to the extent that the direct fund-level expenses exceed 0.26% of the New Fund’s average daily net assets on an annual basis, and that, after taking that expense reimbursement agreement into account, the Class S shares of the New Fund would have an actual Advisory Fee of 0.00%, which would rank in the first quintile of its Expense
Universe, and a total expense ratio of 0.46% that would rank in the third quintile of its Expense Universe.
Based upon the New Fund Agreement Evaluation Information, the Trustees considered various specific factors in evaluating approval of the New Fund RIM Agreement, including the following:
1. The nature, scope, and overall quality of the investment management and other services expected to be provided to the New Fund by RIM;
2. The Advisory Fee to be paid by the New Fund to RIM;
3. Information provided by RIM as to other fees and benefits expected to be received by RIM or its affiliates from the New Fund, including any administrative or transfer agent fees and any fees received for management or administration of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
946 Basis for Approval of Investment Advisory Contracts
4. Information provided by RIM as to projected expenses to be incurred by the New Fund; and
5. Information provided by RIM as to the projected profits that RIM expects to derive from its operations with respect to the New Fund.
The Board noted, among other things, that as a newly organized fund, the New Fund, at the time of the New Fund Agreement Evaluation
Meeting, had no historical operating, performance, expense ratio or profitability information. The Board was advised by the New
Fund’s Chief Compliance Officer (the “CCO”) that because the New Fund will not be launched until 2018, her review of the New
Fund’s compliance readiness was ongoing. The Board received assurances that the CCO’s compliance review would be completed with satisfactory results prior to the commencement of the New Fund’s operations. The Board noted, in considering the structure of the
Advisory Fee and whether economies of scale are reflected appropriately, the uncertainties as to the New Fund’s ability to attract assets.
On the basis of the New Fund Agreement Evaluation Information and other information previously received by the Board from RIM during the course of the current year or prior years, or presented at or in connection with the New Fund Agreement Evaluation Meeting by RIM, the Board found, after giving effect to any applicable waivers and/or reimbursements, (1) the Advisory Fee rate and structure to be charged by RIM was reasonable in light of the nature, scope and overall quality of the investment management and other services expected to be provided to the New Fund; (2) the projected relative expense ratio of the New Fund was comparable to those of its
Comparable Funds; (3) other benefits and fees expected to be received by RIM or its affiliates from the New Fund were not excessive;
and (4) RIM’s projected profitability with respect to the New Fund was not excessive in light of judicial guidance and the expected nature, scope and overall quality of the investment management and other services to be provided by RIM.
In addition to the reviews and considerations described above, the Board considered the New Fund RIM Agreement in light of certain reviews conducted in December 2015 in connection with the Board’s evaluation and approval of new investment advisory agreements
(the “Other RIM-Managed Funds Agreements”) with RIM for the Other RIM-Managed Funds. These reviews were required as a result of a change of RIM control caused by transactions that were completed in June 2016 (collectively, the “Transaction”) involving the sale of Frank Russell Company’s (“FRC”) asset management business (“Russell Investments”), including RIM, by The London
Stock Exchange Group plc (“LSEG”) to Emerald Acquisition Limited (“Emerald Acquisition”), a newly-formed acquisition vehicle, through which the limited partners of certain private equity funds (“TA Funds”) affiliated with TA Associates Management, L.P. (“TA
Associates”) indirectly acquired a majority ownership interest, and the limited partners of certain private equity funds (“Reverence
Capital Funds”) affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly acquired a significant minority ownership interest in Russell Investments. In approving the Other RIM-Managed Funds Agreements for an initial period of two years ending on May 31, 2018, the Board considered a variety of factors, positive and negative, deemed relevant in their business judgment, certain of which are noted below. The factors discussed below are not intended to be all-inclusive.
1. The Board’s belief that the Other RIM-Managed Funds Agreements would address the immediate need to provide for continuation without interruption of the investment advisory and other services to be provided to the Other RIM-Managed Funds following the completion of the Transaction.
2. RIM’s belief that the Transaction would address the uncertainty of its employees and shareholders of the Other RIM-Managed Funds and potential shareholders regarding ultimate ownership of RIM and the continuity of services to the Other RIM-Managed Funds, facilitating efforts to attract and retain qualified investment and other professionals, and to retain current assets of the Other RIM-
Managed Funds and attract new assets to such Funds. The Board noted, however, that the involvement of TA Associates and Reverence
Capital and the investments made indirectly by the limited partners of the TA Funds and the Reverence Capital Funds would not be viewed as permanent by employees and shareholders and potential shareholders of the Other RIM-Managed Funds; therefore, the
Transaction might not resolve these uncertainties. When TA Associates and Reverence Capital determine to end their involvement in RIM and to exit the investments made by alternative investment vehicles created by or from the TA Funds (the “TA Alternative
Investment Vehicles”) and by alternative investment vehicles (the “Reverence Capital Entities”), respectively, subsequent to the
Transaction, the manner in which such an exit would be accomplished and the consequences to RIM and the Other RIM-Managed
Funds were not, and are not, determinable. In the event of such a determination and exit, the Board would consider what actions, if any, are available, necessary, appropriate, and in the best interests of the Other RIM-Managed Funds and their shareholders under the circumstances.
3. The reputations of TA Associates and Reverence Capital and their records of acquiring investments in investment management companies, as well as their having advised the Board that there was no established timetable for their exits from the RIM investments made by the TA Alternative Investment Vehicles or Reverence Capital Entities at that time. Information presented to the Board by TA

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 947
Associates and Reverence Capital in connection with its evaluation of the Other RIM-Managed Funds Agreements showed that past investments by TA Associates in investment management companies historically had extended for three to ten years. In the case of
RIM, it was noted by TA Associates and Reverence Capital that the duration of the investments made by the TA Alternative Investment
Vehicles and the Reverence Capital Entities, respectively, could be shorter or longer than the historical duration of its investments in investment management companies. The impact of such exit on RIM’s operations and financial condition was, and is, not determinable, although an exit likely would result in a change of control of RIM and an automatic termination of the Other RIM-Managed Funds
Agreements.
4. Assurances from TA Associates and Reverence Capital that RIM would continue to be part of Russell Investments and that Russell
Investments would continue to operate as a separate organization under its own governance structure. TA Associates and Reverence
Capital advised the Board that they did not envision involvement in RIM’s day-to-day operations, but that each organization would have representation on the board of directors of a direct or indirect corporate parent company of RIM (the “Russell Investments Board”).
Through their representatives, TA Associates and Reverence Capital would be actively involved in the governance and growth strategy of RIM; would recruit additional members for the Russell Investments Board with meaningful leadership and managerial experience in investment management; and intended to bring strategic relationships to bear in support of driving the growth of RIM’s business.
5. The stated intention of TA Associates and Reverence Capital to retain RIM’s then existing management team and other key professionals.
6. The intention of TA Associates and Reverence Capital to finance a substantial portion of the Transaction purchase price by issuing debt to certain third-party financial institutions (the “Transaction Lenders”), guaranteed by Emerald Acquisition and certain subsidiaries, including RIM, of FRC (“Transferred Subsidiaries”) (Emerald Acquisition and certain Transferred Subsidiaries, including RIM, are collectively, the “Guarantors”), with the possibility of a future change of control of RIM upon the occurrence of certain conditions or events of default under the final terms and conditions of the borrowing arrangements with the Transaction Lenders (the “Transaction
Borrowing Arrangements”) financing a portion of the Transaction purchase price (which, at the time, had not been negotiated or finalized). The Board noted that RIM, TA Associates, and Reverence Capital each anticipated, based on historical operating profits of the Transferred Subsidiaries, that cash flows from the Transferred Subsidiaries would be adequate to service all debt with appropriate cushions with no diminution in the nature, scope or quality of services provided to the Other RIM-Managed Funds by RIM and its affiliates, as supported by analyses and five-year projections prepared by and provided to the Board by TA Associates and Reverence
Capital. The Board noted that TA Associates and Reverence Capital advised the Board that the capital structure of RIM, giving effect to its debt service obligations under the Transaction Borrowing Arrangements, would be appropriately balanced and that the most recent balance sheet and statement of income of RIM would not be changed significantly by the Transaction. The Board particularly noted that TA Associates and Reverence Capital advised the Board that each had used leverage effectively in prior transactions with asset managers with mutual fund complexes as part of a balanced structure and that a TA Fund and a Reverence Capital Fund (and, indirectly, their limited partners) had guaranteed Emerald Acquisition’s obligation to pay U.S. $150 million of the purchase price to
FRC in four annual installments, commencing on December 31, 2017 (the “Holdback”), and, therefore, have an additional financial interest in the success of the Transaction until the Holdback is paid to FRC. TA Associates and Reverence Capital informed the
Board that Emerald Acquisition was expected to remain a passive holding company with no operations, as required by the terms of the
Transaction Borrowing Arrangements, and is prepared to support the business of RIM through reinvestment of cash flow and additional capital investments as appropriate, but no commitments were made and Emerald Acquisition could be financially constrained in its ability to do so.
7. Statements from TA Associates and Reverence Capital that there should be no pressure, and there were then no plans, to make changes with respect to current advisory fees, expense limitations, and distribution arrangements for the Other RIM-Managed Funds or in the nature, scope or quality of services provided to the Funds by RIM and its affiliates.
8. The strong support expressed by the senior management team at RIM for the Transaction.
9. Statements from TA Associates and Reverence Capital that there was no intention to change any of the Other RIM-Managed Funds’
affiliated or third-party service providers in connection with the Transaction, thereby assuring continuation of services needed for the Other RIM-Managed Funds’ operations and minimizing complications in connection with the transfer of ownership of Russell
Investments from LSEG to Emerald Acquisition through one or more direct or indirect wholly-owned subsidiaries (the “Owners”).

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
948 Basis for Approval of Investment Advisory Contracts
10. The Board was informed that the Transaction would result in employees of Russell Investments owning a larger financial interest, indirectly, in RIM than they previously owned, which may align their long-term interests with the interests of RIM and should help
RIM retain key management and investment personnel, an important factor in assessing the stability of RIM following completion of the Transaction.
11. There would be no changes to the Independent Trustees of the Board in connection with the Transaction, assuring continuity of the
Other RIM-Managed Funds’ supervision and oversight.
12. Assurances from RIM and Emerald Acquisition that no “unfair burden” would be imposed on the Other RIM-Managed Funds within the meaning of Section 15(f) of the 1940 Act in connection with the Transaction, and that for a period of two years following the effective date of the Transaction, they would use reasonable best efforts not to engage in activities that would impose an unfair burden on the Funds.
13. Statements from TA Associates and Reverence Capital that they would not require or seek any changes to the manager-of-managers structure employed by RIM in the case of manager-of-managers Other RIM-Managed Funds and employed by funds of such Funds through their investments in manager-of-managers Other RIM-Managed Funds or changes to current Money Managers to the manager-
of-managers Other RIM-Managed Funds other than in the ordinary course of business.
14. RIM is a joint and several Guarantor, and the Owners’ interests in the Transferred Subsidiaries, including RIM, would be pledged as loan collateral (the “Loan Collateral”) under the Transaction Borrowing Arrangements. If ownership of the Loan Collateral changes as a result of the Transaction Lenders’ exercise of their rights in connection with the Transaction Borrowing Arrangements, and the Other
RIM-Managed Funds Agreements automatically terminate upon the change of control of RIM, there may be no acceptable alternative investment managers with special expertise to continue the manager-of-managers structure selected by shareholders of the manager-
of-managers Funds on comparable terms and conditions. In such event, the Board will consider what actions, if any, are available, necessary, appropriate, and in the best interests of such Funds and their shareholders under the circumstances, which may include approving a temporary interim advisory agreement with RIM in accordance with Rule 15a-4 under the 1940 Act that would allow RIM to continue to serve as investment manager for a maximum period of 150 days.
In connection with its evaluation of the Other RIM-Managed Funds Agreements, the Board considered changes in senior management prior to such evaluation and assurances from RIM that such changes would not impact significantly the services provided to the Other
RIM-Managed Funds under the Other RIM-Managed Funds Agreements.
In connection with its evaluation of the New Fund RIM Agreement, the Board also considered that the above factors generally would be applicable to the New Fund, including various risks associated with the Transaction. Such risks include the possibility that a change of control terminating the New Fund RIM Agreement may occur at any time in the event of, among other things, (1) a default under the
Transaction Borrowing Arrangements by direct or indirect subsidiaries of Emerald Acquisition (the “Borrowers”) and the Guarantors,
including RIM; or (2) exits from the investments made by the TA Alternative Investment Vehicles and/or the Reverence Capital
Entities. Moreover, the Board considered, although TA Associates and Reverence Capital believe, based on the historical operating profits of RIM and the other Transferred Subsidiaries, that the “free” cash flows of RIM and the other Transferred Subsidiaries will be sufficient for the Borrowers and the Guarantors to meet their debt service obligations under the Transaction Borrowing Arrangements with no diminution in the nature, scope or quality of services provided to the New Fund, the operating profits of RIM and the other
Transferred Subsidiaries may be adversely affected by various factors, including general economic, market and business conditions and developments specific to the business activities and operations of RIM and the other Transferred Subsidiaries. Therefore, there was, and is, no assurance that the historical operating profits of RIM and the other Transferred Subsidiaries will be sustained in the future at levels sufficient for the Borrowers and the Guarantors to meet their obligations in respect of the Transaction Borrowing Arrangements and to do so without diminution in the nature, scope and quality of services provided by RIM and its affiliates to the New Fund.
After considering the foregoing and other relevant factors, the Board concluded that approval of the New Fund RIM Agreement would be in the best interest of the New Fund and voted to approve the Agreement.
Approval of Money Manager Contracts with AllianceBernstein L.P.
On November 8, 2019, AllianceBernstein L.P. (“AllianceBernstein”), a non-discretionary money manager for the Emerging Markets
Fund and Tax-Managed International Fund (together, the “Funds”), unexpectedly notified RIM that AllianceBernstein’s indirect parent,

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 949
AXA S.A.(“AXA”), announced the previous day that it would sell its shares of Equitable Holdings, Inc. (“EQH”), the indirect parent of the general partner of AllianceBernstein and the indirect holder of a majority of the partnership interests of AllianceBernstein, in an offering that was to close on November 13, 2019. This sale could have been deemed to be an “assignment” causing the termination of AllianceBernstein’s non-discretionary investment advisory contract with RIM relating to the Funds (“Original Agreement”) as of
November 13, 2019.
To address this possibility, the Board, on the recommendation of RIM, terminated the Original Agreement effective as of the close of business on November 12, 2019 and, at a special telephonic meeting of the Board held on November 18, 2019 (“Special Meeting”), in reliance on Rule 15a-4 under the Investment Company Act of 1940, the Board, including the Independent Trustees, approved a new interim non-discretionary investment advisory contract with AllianceBernstein relating to the Funds (“Interim Agreement”). The
Interim Agreement became effective on November 18, 2019 and, as further described below, was substantially identical to the Original
Agreement, including with respect to fees payable to AllianceBernstein. The Board terminated the Original Agreement and approved the Interim Agreement based substantially on RIM’s recommendation and advice that the Interim Agreement, pending the approval of a new non-discretionary investment advisory contract (“New Agreement”) at the next quarterly Board Meeting, scheduled to be held in-person on December 10, 2019 (“Quarterly Board Meeting”), would be in the best interests of the Funds and their shareholders and would permit AllianceBernstein to provide services to the Funds with minimal interruption, if any.
In approving the Interim Agreement, the Board relied on information provided to the Board in connection with the Special Board Meeting and at prior meetings. In connection with the Special Meeting, RIM advised the Board, and the Board considered, that AllianceBernstein informed RIM that AXA’s divestiture of EQH stock is not expected to materially impact the services that AllianceBernstein provides to the Funds, including with respect to operations, personnel, organizational structures, capitalization or financial or other resources and
AllianceBernstein’s current leadership and key investment teams have remained and are expected to remain in place and no change in senior management’s strategy has occurred.
In its evaluation of the Interim Agreement, the Board also considered RIM’s representations that: (1) the compensation payable to
AllianceBernstein under the Interim Agreement would be no greater than the compensation AllianceBernstein would have received under the Original Agreement; and (2) the Interim Agreement generally includes the same terms and conditions as the Original
Agreement, with the exception of (i) the effective and compliance dates; and (ii) other differences in terms and conditions that reflect certain factual and operational updates.
The Trustees’ evaluation of the Interim Agreement also reflected the Trustees’ findings at prior meetings in connection with the most recent evaluation and approval of the Original Agreement, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds by AllianceBernstein pursuant to the Original Agreement and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not be increased or decreased by their decision regarding the Interim Agreement because
AllianceBernstein’s advisory fees are paid by RIM. At the beginning of the meeting, the Independent Trustees also discussed RIM’s proposal for approval of the Interim Agreement in a private session with their independent counsel at which no representatives of RIM or AllianceBernstein were present.
At the in-person Quarterly Board Meeting, the Board received a proposal from RIM to approve the New Agreement to replace the
Interim Agreement. RIM informed the Board that there had been no changes to the information presented to the Board at the Special
Meeting. Based on RIM’s recommendation, the Trustees approved the terms of the New Agreement, including the proposed fee rate thereunder which was the same rate of fee under the Original Agreement and Interim Agreement. The Trustees’ approval of the New
Agreement reflected the Board’s familiarity with the Funds and information received and discussed at the Special Meeting, and findings made at the Special Meeting, in connection with their evaluation and approval of the Interim Agreement, as discussed above.
Quarterly Approval of Money Manager Contracts
The Board received the following additional proposals from RIM: (i) at the Quarterly Board Meeting held on December 10, 2019, to effect Money Manager changes for the International Developed Markets Fund, Global Equity Fund, Tax-Managed U.S. Mid &
Small Cap Fund and Tax-Managed International Equity Fund; to approve a new portfolio management contract for an existing Money
Manager for the Emerging Markets Fund; and to approve a new portfolio management contract for the Tax-Managed International
Equity Fund resulting from a change of control for one of the Fund’s Money Managers; and (ii) at a meeting held on January 30, 2020, to approve a new portfolio management contract for an existing Money Manager for the Unconstrained Total Return Fund, Multi-Strategy

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
950 Basis for Approval of Investment Advisory Contracts
Income Fund and Multi-Asset Growth Strategy Fund resulting from a change of control for one of the Funds' Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate
Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their May 20, 2019 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and then current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Russell Investment Company
Shareholder Requests for Additional Information — April 30, 2020 (Unaudited)
Shareholder Requests for Additional Information 951
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — April 30, 2020
(Unaudited)
952 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 953
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
954 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
43
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 955
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2020 (Unaudited)
956 Adviser, Money Managers and Service Providers
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
U.S. Dynamic Equity Fund
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Pzena Investment Management LLC, New York, NY
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Cleveland, OH
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Lake Forest, IL
International Developed Markets Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., New York, NY
Axiom International Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Capital Management, L.P., Los Angeles, CA
Westwood Management Corp., Dallas, TX
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Cleveland, OH
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
Falcon Point Capital, LLC, San Francisco, CA
Snow Capital Management, L.P., Sewickley, PA
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., New York, NY
Intermede Investment Partners Limited, London W1T 3QH,
UK & Intermede Global Partners Inc., San Francisco, CA
Janus Capital Management LLC, Denver, CO and Perkins
Investment Management, LLC, Chicago, IL
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Grantham, Mayo, Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL
Opportunistic Credit Fund
Barings LLC, Boston, MA, Barings Global Advisers Limited,
London, United Kingdom

Russell Investment Company
Adviser, Money Managers and Service Providers — April 30, 2020 (Unaudited)
Adviser, Money Managers and Service Providers 957
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Co. LLC, Atlanta, GA
Unconstrained Total Return Fund
First Eagle Alternative Credit, LLC, Boston, MA
H2O AM LLP, London, United Kingdom
Hermes Investment Management Limited, London, UK
Putnam Investment Management, LLC, Boston, MA
Strategic Bond Fund
Colchester Global Investors Limited, London, United
Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Scout Investments, Inc., Kansas City, MO
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Commodity Strategies Fund
Mellon Investments Corporation, San Francisco, CA
Pacific Investment Management Company LLC, Newport
Beach, CA
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Deutsche Bank Place, and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom, operating under the brand name
Deutsche Asset Management
Multi-Strategy Income Fund
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Eagle Alternative Credit, LLC, Boston, MA
GLG LLC, New York, NY
Invesco Advisers, Inc., New York, NY
Janus Capital Management LLC, Denver, CO and Perkins
Investment Management, LLC, Chicago, IL
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
Sompo Japan NipponKoa Asset Management Co., Ltd., Tokyo,
Japan
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
First Eagle Alternative Credit, LLC, Boston, MA
First Sentier Investors (Australia) IM Limited, Sydney,
Australia
GLG LLC, New York, NY
Hermes Investment Management Limited, London, UK
Invesco Advisers, Inc., New York, NY
Kopernik Global Investors, LLC, Tampa, FL
Levin Easterly Partners LLC, New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Japan NipponKoa Asset Management Co., Ltd., Tokyo,
Japan
Note: Multifactor Bond, Multifactor U.S. Equity, Multifactor International Equity
and Strategic Call Overwriting Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

2020 SEMI-ANNUAL REPORT
LifePoints
®
Funds
April 30, 2020
Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the
Funds’ annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or your financial intermediary, such as your investment adviser, broker-dealer, bank, or insurance company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If supported by your financial intermediary, you may elect to receive shareholder reports and other Fund communications from your financial intermediary electronically. Please contact your financial intermediary for more information.
You may elect to receive all future shareholder reports in paper free of charge. If you purchase Shares of a Fund through a financial intermediary, please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports. If you hold your account directly with the Funds, please call 800-787-7354 to make this election. Your election to receive reports in paper will apply to all Russell Investment Company Funds and other funds you hold with your financial intermediary.
FUND SHARE CLASS
Conservative Strategy Fund
A, C, E, R1, R4, R5, S
Moderate Strategy Fund
A, C, E, R1, R4, R5, S
Balanced Strategy Fund
A, C, E, R1, R4, R5, S
Growth Strategy Fund
A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, E, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. These
financial statements report on 5 of
these Funds.

Russell Investment Company
LifePoints
®
Funds
Semi-annual Report
April 30, 2020 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-prices.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Conservative Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this info to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 964.50 $ 1,022.43
Expenses Paid During Period* $ 2.39 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 960.90 $ 1,018.70
Expenses Paid During Period* $ 6.05 $ 6.22
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 964.50 $ 1,022.13
Expenses Paid During Period* $ 2.69 $ 2.77
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
4 Conservative Strategy Fund
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 965.60 $ 1,024.02
Expenses Paid During Period* $ 0.83 $ 0.86
* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 964.70 $ 1,022.77
Expenses Paid During Period* $ 2.05 $ 2.11
* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 963.20 $ 1,021.53
Expenses Paid During Period* $ 3.27 $ 3.37
* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 965.30 $ 1,023.37
Expenses Paid During Period* $ 1.47 $ 1.51
* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 95.1%
Domestic Equities - 4.9%
Multifactor U.S. Equity Fund Class Y 422,851 4,842
U.S. Small Cap Equity Fund Class Y 153,513 3,256
8,098
Fixed Income - 66.8%
Multifactor Bond Fund Class Y 784,610 8,019
Short Duration Bond Fund Class Y 1,482,022 28,840
Strategic Bond Fund Class Y 3,021,138 33,686
Unconstrained Total Return Fund Class Y 4,423,328 40,030
110,575
International Equities - 3.9%
Emerging Markets Fund Class Y 210,066 3,243
Multifactor International Equity Fund Class Y 419,928 3,238
6,481
Multi-Asset - 19.5%
Multi-Strategy Income Fund Class Y 3,524,219 32,282
Total Investments in Affiliated Funds
(cost $155,324) 157,436
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 4,253,680 (∞)
4,254
Total Short-Term Investments
(cost $4,253) 4,254
Total Investments - 97.7%
(identified cost $159,577) 161,690
Other Assets and Liabilities, Net - 2.3%
3,768
Net Assets - 100.0%
165,458

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 Conservative Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 4 EUR 409 05/20
14
CAC40 Euro Index Futures 21 EUR 955 05/20
22
DAX Index Futures 3 EUR 814 06/20
170
Dow Jones U.S. Real Estate Index Futures 33 USD 988 06/20
(49)
EURO STOXX 50 Index Futures 19 EUR 549 06/20
100
FTSE 100 Index Futures 13 GBP 765 06/20
114
FTSE/MIB Index Futures 3 EUR 263 06/20
41
Hang Seng Index Futures 4 HKD 4,900 05/20
21
IBEX 35 Index Futures 4 EUR 277 05/20
(4)
MSCI EAFE Index Futures 4 USD 328 06/20
39
MSCI Emerging Markets Index Futures 17 USD 770 06/20
59
OMXS30 Index Futures 14 SEK 2,209 05/20
8
S&P 400 E-Mini Index Futures 3 USD 492 06/20
32
S&P 500 E-Mini Index Futures 68 USD 9,868 06/20
1,235
Short Positions
MSCI Singapore Index Futures 2 SGD 60 05/20
(1)
NASDAQ 100 E-Mini Index Futures 12 USD 2,157 06/20
(346)
Russell 1000 E-Mini Index Futures 10 USD 653 06/20
(104)
SPI 200 Index Futures 3 AUD 416 06/20
(20)
TOPIX Index Futures 10 JPY 145,400 06/20
(73)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,258
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 294 HKD 2,284 06/17/20 —
Citigroup AUD 525 USD 341 06/17/20 (1)
Citigroup CAD 447 USD 325 06/17/20 4
Citigroup CHF 299 USD 320 06/17/20 10
Citigroup EUR 382 USD 432 06/17/20 13
Citigroup GBP 351 USD 454 06/17/20 11
Citigroup JPY 168,769 USD 1,611 06/17/20 39
Citigroup SEK 1,520 USD 160 06/17/20 4
Citigroup SGD 65 USD 47 06/17/20 1
Royal Bank of Canada USD 294 HKD 2,284 06/17/20 —
Royal Bank of Canada AUD 525 USD 342 06/17/20 —
Royal Bank of Canada CAD 447 USD 325 06/17/20 4
Royal Bank of Canada CHF 299 USD 322 06/17/20 11
Royal Bank of Canada EUR 382 USD 435 06/17/20 16
Royal Bank of Canada GBP 351 USD 455 06/17/20 12
Royal Bank of Canada JPY 168,769 USD 1,620 06/17/20 47
Royal Bank of Canada SEK 1,520 USD 161 06/17/20 5
Royal Bank of Canada SGD 65 USD 47 06/17/20 1
State Street CNY 13,090 USD 1,877 06/17/20 27
State Street KRW 1,132,010 USD 945 06/17/20 13
State Street TWD 30,050 USD 1,018 06/17/20 —

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 7
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank JPY 307,110 USD 3,015 06/17/20 151
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
368
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Bank of America
Sell
USD 7,000 5.000%
(2)
06/20/25
(285) (39) (324)
CDX Investment Grade
Index Bank of America
Purchase
USD 5,000 (1.000%)
(2)
06/20/25
95 (134) (39)
Total Open Credit Indices Contracts (å) (190) (173) (363)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 157,436 $ — $ —
$ —
$ 157,436 95.1
Short-Term Investments — — —
4,254
4,254 2.6
Total Investments 157,436 — — 4,254 161,690 97.7
Other Assets and Liabilities, Net 2.3
100.0
Other Financial Instruments
Assets
Futures Contracts 1,855 — — — 1,855 1.1
Foreign Currency Exchange Contracts — 369 — — 369 0.2
'
Liabilities
Futures Contracts (597) — — — (597) (0. 4 )
Foreign Currency Exchange Contracts — (1) — — (1) (—)*
Credit Default Swap Contracts — (363) — — (363) (0.2)
Total Other Financial Instruments
**
$ 1,258 $ 5 $ — $ — $ 1,263
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 Conservative Strategy Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 9
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ — $ 369
Variation margin on futures contracts* 1,855 — —
Total
$ 1,855 $ — $ 369
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 597 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 1
Credit default swap contracts, at fair value — 363 —
Total
$ 597 $ 363 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,091) $ — $ —
Credit default swap contracts — (565) —
Foreign currency exchange contracts — — (90)
Total
$ (2,091) $ (565) $ (90)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,293 $ — $ —
Credit default swap contracts — (217) —
Foreign currency exchange contracts — — 506
Total
$ 1,293 $ (217) $ 506
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 369 $ — $ 369
Total Financial and Derivative Assets
369 — 369
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 369 $ — $ 369
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 81 $ 1 $ — $ 80
Royal Bank of Canada
96 — — 96
State Street
41 — — 41
Toronto Dominion Bank
151 — — 151
Total
$ 369 $ 1 $ — $ 368

Russell Investment Company
Conservative Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Credit Default Swap Contracts Credit default swap contracts, at fair value 363 — 363
Total Financial and Derivative Liabilities
364 — 364
Financial and Derivative Liabilities not subject to a netting agreement
(363) — (363)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1 $ — $ 1
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 1 $ 1 $ — $ —
Total
$ 1 $ 1 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 159,577
Investments, at fair value(>) ...........................................................................................................................................................
161,690
Cash ............................................................................................................................................................................................... 727
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 369
Receivables:
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 82 5
From advisor ...................................................................................................................................................................... 1
From broker(a)(b) ............................................................................................................................................................... 1,339
Variation margin on futures contracts ................................................................................................................................. 1,447
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
166,400
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 136
Fund shares redeemed ....................................................................................................................................................... 123
Accrued fees to affiliates .................................................................................................................................................... 98
Other accrued expenses ..................................................................................................................................................... 35
Variation margin on futures contracts ................................................................................................................................. 186
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1
Credit default swap contracts, at fair value(+) ................................................................................................................................ 363
Total liabilities .............................................................................................................................................
942
Net Assets ............................................................................................................................................................
$ 165,458

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Statement of Assets and Liabilities , continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 466
Shares of beneficial interest ...........................................................................................................................................................
180
Additional paid-in capital ..............................................................................................................................................................
164,812
Net Assets ............................................................................................................................................................
$ 165,458
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.25
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.81
Class A — Net assets ............................................................................................................................................................. $ 49,442,304
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 5,346,328
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.10
Class C — Net assets ............................................................................................................................................................. $ 74,608,003
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 8,200,762
Net asset value per share: Class E(#) ............................................................................................................................................. $ 9.30
Class E — Net assets ............................................................................................................................................................. $ 6,711,172
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 721,929
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.34
Class R1 — Net assets ........................................................................................................................................................... $ 3,356,574
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 359,562
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.27
Class R4 — Net assets ........................................................................................................................................................... $ 7,010,004
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 756,340
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.35
Class R5 — Net assets ........................................................................................................................................................... $ 5,827,588
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 623,418
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.34
Class S — Net assets ............................................................................................................................................................. $ 18,502,517
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 1,981,012
Amounts in thousands
(+)     Credit default swap contracts - premiums paid (received) $ (1 9 0 )
(>)     Investments in affiliated funds $ 161,690
(a)     Receivable from Broker for Futures $ 323
(b)     Receivable from Broker for Swaps $ 1,016
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 3,16 1
Expenses
Advisory fees .................................................................................................................................................................... 178
Administrative fees ........................................................................................................................................................... 38
Custodian fees ................................................................................................................................................................... 37
Distribution fees - Class A ................................................................................................................................................ 66
Distribution fees - Class C ................................................................................................................................................ 299
Distribution fees - Class R5 .............................................................................................................................................. 8
Transfer agent fees - Class A ............................................................................................................................................. 53
Transfer agent fees - Class C ............................................................................................................................................. 80
Transfer agent fees - Class E ............................................................................................................................................. 7
Transfer agent fees - Class R1 ........................................................................................................................................... 3
Transfer agent fees - Class R4 ........................................................................................................................................... 7
Transfer agent fees - Class R5 ........................................................................................................................................... 6
Transfer agent fees - Class S ............................................................................................................................................. 22
Professional fees ............................................................................................................................................................... 22
Registration fees ............................................................................................................................................................... 47
Shareholder servicing fees - Class C ................................................................................................................................. 100
Shareholder servicing fees - Class E ................................................................................................................................. 9
Shareholder servicing fees - Class R4 ............................................................................................................................... 8
Shareholder servicing fees - Class R5 ............................................................................................................................... 8
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 17
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 1,028
Expense reductions ........................................................................................................................................................... (313)
Net expenses .................................................................................................................................................................................
715
Net investment income (loss) ........................................................................................................................................................
2,446
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 1,360
Futures contracts .............................................................................................................................................................. (2,091)
Foreign currency exchange contracts ................................................................................................................................ (90)
Credit default swap contracts ............................................................................................................................................ (565)
Capital gain distributions from affiliated funds ................................................................................................................. 544
Net realized gain (loss) ..................................................................................................................................................................
(842)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (9 , 906 )
Futures contracts .............................................................................................................................................................. 1,293
Foreign currency exchange contracts ................................................................................................................................ 506
Credit default swap contracts ............................................................................................................................................ (217)
Foreign currency-related transactions ............................................................................................................................... (6)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (8,330)
Net realized and unrealized gain (loss) ......................................................................................................................................... (9,172)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (6,726)

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,446 $ 4,011
Net realized gain (loss) ...................................................................................................................... (842) 2,339
Net change in unrealized appreciation (depreciation) ....................................................................... (8,330) 7,980
Net increase (decrease) in net assets from operations ............................................................................. (6,726) 14,330
Distributions
To shareholders
Class A .......................................................................................................................................... (1,463) (1,602)
Class C .......................................................................................................................................... (2,055) (2,158)
Class E .......................................................................................................................................... (190) (198)
Class R1 ........................................................................................................................................ (95) (188)
Class R4 ........................................................................................................................................ (182) (350)
Class R5 ........................................................................................................................................ (155) (206)
Class S ........................................................................................................................................... (622) (774)
Net decrease in net assets from distributions .......................................................................................... (4,762) (5,476)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (14,645) (42,679)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(26,133) (33,825)
Net Assets
Beginning of period .................................................................................................................................
191,591 225,416
End of period ..........................................................................................................................................
$ 165,458 $ 191,591

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 429 $ 4,059 465 $ 4,444
Proceeds from reinvestment of distributions 150 1,456 170 1,585
Payments for shares redeemed (820) (7,758) (1,304) (12,436)
Net increase (decrease)
(241) (2,243) (669) (6,407)
Class C
Proceeds from shares sold 346 3,203 718 6,785
Proceeds from reinvestment of distributions 214 2,046 236 2,150
Payments for shares redeemed (1,231) (11,529) (3,079) (29,093)
Net increase (decrease)
(671) (6,280) (2,125) (20,158)
Class E
Proceeds from shares sold 13 123 18 171
Proceeds from reinvestment of distributions 20 191 21 198
Payments for shares redeemed (35) (322) (136) (1,291)
Net increase (decrease)
(2) (8) (97) (922)
Class R1
Proceeds from shares sold 113 1,033 107 1,040
Proceeds from reinvestment of distributions 10 95 20 188
Payments for shares redeemed (151) (1,449) (446) (4,333)
Net increase (decrease)
(28) (321) (319) (3,105)
Class R4
Proceeds from shares sold 126 1,172 228 2,181
Proceeds from reinvestment of distributions 19 182 38 350
Payments for shares redeemed (168) (1,635) (824) (7,968)
Net increase (decrease)
(23) (281) (558) (5,437)
Class R5
Proceeds from shares sold 106 1,018 186 1,801
Proceeds from reinvestment of distributions 16 155 22 206
Payments for shares redeemed (244) (2,395) (272) (2,625)
Net increase (decrease)
(122) (1,222) (64) (618)
Class S
Proceeds from shares sold 160 1,555 529 5,099
Proceeds from reinvestment of distributions 62 607 80 753
Payments for shares redeemed (679) (6,452) (1,238) (11,884)
Net increase (decrease)
(457) (4,290) (629) (6,032)
Total increase (decrease)
(1,544) $ (14,645) (4,461) $ (42,679)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 9.85 .15 (.49) (.34) (.17) (.09)
October 31, 2019 9.43 .21 .48 .69 (.21) (.06)
October 31, 2018 9.97 .24 (.42) (.18) (.24) (.12)
October 31, 2017 9.92 .23 .24 .47 (.22) (.20)
October 31, 2016 10.65 .24 .13 .37 (.25) (.85)
October 31, 2015 11.16 .27 (.26) .01 (.27) (.25)
Class C
April 30, 2020* 9.71 .11 (.48) (.37) (.15) (.09)
October 31, 2019 9.31 .14 .47 .61 (.15) (.06)
October 31, 2018 9.86 .17 (.42) (.25) (.18) (.12)
October 31, 2017 9.82 .16 .23 .39 (.15) (.20)
October 31, 2016 10.55 .16 .13 .29 (.17) (.85)
October 31, 2015 11.06 .18 (.25) (.07) (.19) (.25)
Class E
April 30, 2020* 9.90 .14 (.48) (.34) (.17) (.09)
October 31, 2019 9.48 .21 .47 .68 (.20) (.06)
October 31, 2018 10.01 .25 (.42) (.17) (.24) (.12)
October 31, 2017 9.97 .24 .22 .46 (.22) (.20)
October 31, 2016 10.70 .24 .13 .37 (.25) (.85)
October 31, 2015 11.21 .26 (.25) .01 (.27) (.25)
Class R1
April 30, 2020* 9.94 .16 (.49) (.33) (.18) (.09)
October 31, 2019 9.51 .26 .47 .73 (.24) (.06)
October 31, 2018 10.04 .29 (.43) (.14) (.27) (.12)
October 31, 2017 9.99 .31 .20 .51 (.26) (.20)
October 31, 2016 10.72 .29 .12 .41 (.29) (.85)
October 31, 2015 11.23 .32 (.26) .06 (.32) (.25)
Class R4
April 30, 2020* 9.87 .15 (.49) (.34) (.17) (.09)
October 31, 2019 9.45 .23 .46 .69 (.21) (.06)
October 31, 2018 9.98 .25 (.41) (.16) (.25) (.12)
October 31, 2017 9.94 .24 .23 .47 (.23) (.20)
October 31, 2016 10.67 .25 .13 .38 (.26) (.85)
October 31, 2015 11.18 .29 (.26) .03 (.29) (.25)
Class R5
April 30, 2020* 9.96 .13 (.48) (.35) (.17) (.09)
October 31, 2019 9.53 .20 .48 .68 (.19) (.06)
October 31, 2018 10.07 .23 (.42) (.19) (.23) (.12)
October 31, 2017 10.02 .22 .24 .46 (.21) (.20)
October 31, 2016 10.74 .23 .13 .36 (.23) (.85)
October 31, 2015 11.25 .27 (.27) — (.26) (.25)
Class S
April 30, 2020* 9.94 .16 (.49) (.33) (.18) (.09)
October 31, 2019 9.51 .24 .48 .72 (.23) (.06)
October 31, 2018 10.05 .27 (.43) (.16) (.26) (.12)
October 31, 2017 10.00 .26 .24 .50 (.25) (.20)
October 31, 2016 10.73 .28 .11 .39 (.27) (.85)
October 31, 2015 11.24 .30 (.26) .04 (.30) (.25)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.26) 9.25 (3.55) 49,442 .84 .49 1.53 44
(.27) 9.85 7.47 55,04 7 .82 .50 2.22 8
(.36) 9.43 (1.85) 58,991 .78 .54 2.50 7
(.42) 9.97 4.97 76,690 .78 .55 2.35 19
(1.10) 9.92 3.97 88,921 .76 .54 2.47 18
(.52) 10.65 .11 106,603 .75 .55 2.54 39
(.24) 9.10 (3.91) 74,608 1.59 1.24 1.14 44
(.21) 9.71 6.68 86,161 1.57 1.25 1.47 8
(.30) 9.31 (2.55) 102,386 1.53 1.29 1.74 7
(.35) 9.86 4.12 132,249 1.53 1.30 1.62 19
(1.02) 9.82 3.22 161,404 1.51 1.29 1.67 18
(.44) 10.55 (.64) 188,011 1.50 1.30 1.71 39
(.26) 9.30 (3.55) 6,711 .85 .55 1.48 44
(.26) 9.90 7.38 7,173 .82 .54 2.17 8
(.36) 9.48 (1.76) 7,788 .78 .55 2.55 7
(.42) 10.01 4.83 11,112 .78 .55 2.44 19
(1.10) 9.97 3.95 14,227 .76 .54 2.43 18
(.52) 10.70 .12 17,017 .75 .55 2.43 39
(.27) 9.34 (3.44) 3,357 .60 .17 1.64 44
(.30) 9.94 7.87 3,853 .57 .17 2.65 8
(.39) 9.51 (1.45) 6,718 .53 .17 2.98 7
(.46) 10.04 5.34 9,331 .53 .17 3.18 19
(1.14) 9.99 4.35 19,546 .51 .16 2.88 18
(.57) 10.72 .50 28,784 .50 .17 2.96 39
(.26) 9.27 (3.53) 7,010 .84 .42 1.54 44
(.27) 9.87 7.53 7,695 .82 .42 2.41 8
(.37) 9.45 (1.65) 12,636 .78 .42 2.58 7
(.43) 9.98 4.99 13,723 .78 .42 2.47 19
(1.11) 9.94 4.11 15,964 .76 .41 2.56 18
(.54) 10.67 .23 16,189 .75 .42 2.70 39
(.26) 9.35 (3.68) 5,828 1.09 .67 1.39 44
(.25) 9.96 7.33 7,422 1.07 .67 2.07 8
(.35) 9.53 (1.96) 7,713 1.03 .67 2.38 7
(.41) 10.07 4.79 10,634 1.03 .67 2.22 19
(1.08) 10.02 3.88 14,067 1.01 .66 2.33 18
(.51) 10.74 (.03) 20,285 1.00 .67 2.45 39
(.27) 9.34 (3.47) 18,50 2 .59 .30 1.64 44
(.29) 9.94 7.73 24,240 .57 .29 2.44 8
(.38) 9.51 (1.66) 29,184 .53 .30 2.73 7
(.45) 10.05 5.19 36,131 .53 .30 2.62 19
(1.12) 10.00 4.20 43,375 .51 .29 2.77 18
(.55) 10.73 .36 57,824 .50 .30 2.78 39

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 5,672
Distribution fees 56,113
Shareholder servicing fees 18,881
Transfer agent fees 16,395
Trustee fees 706
$ 97,767
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 5,886 $ — $ 5,827 $ (262) $ 203 $ — $ — $ —
Global Infrastructure Fund 3,087 (10) 3,030 461 (508) — — —
Global Real Estate Securities Fund 1,870 — 1,809 373 (434) — — —
Multifactor U.S. Equity Fund 3,827 2,705 1,033 (10) (647) 4,842 48 270
Sustainable Equity Fund 168 — 170 22 (20) — — —
U.S. Dynamic Equity Fund 2,381 10 2,436 (141) 186 — — —
U.S. Small Cap Equity Fund — 4,741 660 (89) (736) 3,256 34 125
Investment Grade Bond Fund 16,550 42 16,441 337 (488) — 42 —
Multifactor Bond Fund — 28,686 21,074 234 173 8,019 134 —
Opportunistic Credit Fund 1,944 7 1,939 (12) — — 7 —
Short Duration Bond Fund 43,981 792 15,884 547 (596) 28,840 540 —
Strategic Bond Fund 33,905 7,165 7,292 (39) (53) 33,686 755 79
Unconstrained Total Return Fund 15,592 29,811 2,803 (90) (2,480) 40,030 672 —
Emerging Markets Fund 3,740 785 715 29 (596) 3,243 95 3
Multifactor International Equity Fund 3,746 693 474 (30) (697) 3,238 152 —
Multi-Strategy Income Fund 50,322 1,278 16,134 29 (3,213) 32,282 657 67
U.S. Cash Management Fund 4,074 38,999 38,820 1 — 4,254 25 —
$ 191,073 $ 115,704 $ 136,541 $ 1,360 $ (9,906) $ 161,690 $ 3,161 $ 544
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 161,579,071 $ 3,585,237 $ (2,245,657) $ 1,339,580 $ — $ —

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Moderate Strategy Fund 21
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 922.50 $ 1,022.43
Expenses Paid During Period* $ 2.34 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 918.70 $ 1,018.70
Expenses Paid During Period* $ 5.92 $ 6.22
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 921.40 $ 1,022.03
Expenses Paid During Period* $ 2.72 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
22 Moderate Strategy Fund
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 922.90 $ 1,023.67
Expenses Paid During Period* $ 1.15 $ 1.21
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 921.70 $ 1,022.43
Expenses Paid During Period* $ 2.34 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 920.00 $ 1,021.18
Expenses Paid During Period* $ 3.53 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 922.50 $ 1,023.27
Expenses Paid During Period* $ 1.53 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 23
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 94.2%
Alternative - 1.9%
Commodity Strategies Fund Class Y 1,302,875 5,081
Domestic Equities - 13.9%
Multifactor U.S. Equity Fund Class Y 1,612,369 18,462
U.S. Small Cap Equity Fund Class Y 896,765 19,020
37,482
Fixed Income - 49.2%
Multifactor Bond Fund Class Y 3,492,630 35,695
Strategic Bond Fund Class Y 2,282,331 25,448
Unconstrained Total Return Fund Class Y 7,846,801 71,013
132,156
International Equities - 17.6%
Emerging Markets Fund Class Y 842,664 13,011
Global Equity Fund Class Y 2,329,753 18,452
Multifactor International Equity Fund Class Y 2,044,637 15,764
47,227
Multi-Asset - 11.6%
Multi-Strategy Income Fund Class Y 3,403,585 31,177
Total Investments in Affiliated Funds
(cost $260,192) 253,123
Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (4,318) EUR 15,685 (ÿ)
369
IBEX 35 Index Futures
Goldman Sachs May 2020 10,082.97 Call (1,354) USD 13,652 (ÿ)
1
Total Options Purchased
(cost $1,096) 370
Short-Term Investments - 1.7%
U.S. Cash Management Fund(@) 4,595,401 (∞)
4,595
Total Short-Term Investments
(cost $4,595) 4,595
Total Investments - 96.0%
(identified cost $265,883) 258,088
Other Assets and Liabilities, Net - 4.0%
10,693
Net Assets - 100.0%
268,781

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Moderate Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 15 EUR 1,535 05/20
54
CAC40 Euro Index Futures 81 EUR 3,682 05/20
85
DAX Index Futures 10 EUR 2,713 06/20
566
Dow Jones U.S. Real Estate Index Futures 325 USD 9,727 06/20
(484)
EURO STOXX 50 Index Futures 74 EUR 2,136 06/20
388
FTSE 100 Index Futures 23 GBP 1,354 06/20
199
FTSE/MIB Index Futures 9 EUR 790 06/20
124
Hang Seng Index Futures 13 HKD 15,926 05/20
66
IBEX 35 Index Futures 12 EUR 830 05/20
(13)
MSCI EAFE Index Futures 69 USD 5,652 06/20
661
MSCI Emerging Markets Index Futures 150 USD 6,794 06/20
590
MSCI Singapore Index Futures 34 SGD 1,014 05/20
21
OMXS30 Index Futures 53 SEK 8,363 05/20
30
S&P 400 E-Mini Index Futures 7 USD 1,149 06/20
74
S&P 500 E-Mini Index Futures 246 USD 35,700 06/20
3,835
S&P/TSX 60 Index Futures 10 CAD 1,776 06/20
160
SPI 200 Index Futures 14 AUD 1,939 06/20
102
Short Positions
NASDAQ 100 E-Mini Index Futures 87 USD 15,640 06/20
(2,485)
Russell 1000 E-Mini Index Futures 320 USD 20,907 06/20
(3,237)
S&P 500 E-Mini Index Futures 220 USD 31,926 06/20
(3,505)
S&P Financial Select Sector Index Futures 107 USD 7,473 06/20
37
TOPIX Index Futures 40 JPY 581,600 06/20
(292)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,024)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 4,318 2,983.32 EUR 14,117 06/19/20
(761)
Total Liability for Options Written (premiums received $480)
(761)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 186 AUD 286 06/17/20 —
Citigroup USD 485 HKD 3,767 06/17/20 1
Citigroup USD 200 MXN 4,315 06/17/20 (22)
Citigroup CAD 7 USD 5 06/17/20 —
Citigroup CHF 553 USD 592 06/17/20 18
Citigroup CNY 21,610 USD 3,100 06/17/20 48
Citigroup EUR 224 USD 253 06/17/20 8
Citigroup GBP 1,081 USD 1,395 06/17/20 34
Citigroup JPY 33,466 USD 320 06/17/20 7
Citigroup KRW 3,046,160 USD 2,543 06/17/20 34
Citigroup RUB 83,270 USD 1,147 06/17/20 35

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 25
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup SEK 1,384 USD 146 06/17/20 4
Citigroup SGD 120 USD 86 06/17/20 1
Citigroup ZAR 1,995 USD 122 06/17/20 15
Royal Bank of Canada USD 186 AUD 286 06/17/20 —
Royal Bank of Canada USD 485 HKD 3,767 06/17/20 1
Royal Bank of Canada USD 201 MXN 4,315 06/17/20 (24)
Royal Bank of Canada CAD 7 USD 5 06/17/20 —
Royal Bank of Canada CHF 553 USD 595 06/17/20 21
Royal Bank of Canada EUR 224 USD 255 06/17/20 9
Royal Bank of Canada GBP 1,081 USD 1,399 06/17/20 38
Royal Bank of Canada JPY 33,466 USD 321 06/17/20 9
Royal Bank of Canada SEK 1,384 USD 147 06/17/20 5
Royal Bank of Canada SGD 120 USD 86 06/17/20 1
Royal Bank of Canada ZAR 1,995 USD 122 06/17/20 15
State Street INR 27,980 USD 371 06/17/20 2
State Street TWD 125,440 USD 4,250 06/17/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
260
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 1,756 3 Month LIBOR + 0.310%
(2)
06/19/20 — 889 889
Total Open Total Return Swap Contracts (å) — 889 889
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Bank of America
Purchase
USD 8,000 (1.000%)
(2)
06/20/25
156 (218) (62)
Total Open Credit Indices Contracts (å) 156 (218) (62)

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 Moderate Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 253,123 $ — $ —
$ —
$ 253,123 94.2
Options Purchased 370 — —
—
370 0.1
Short-Term Investments — — —
4,595
4,595 1.7
Total Investments 253,493 — — 4,595 258,088 96.0
Other Assets and Liabilities, Net 4.0
100.0
Other Financial Instruments
Assets
Futures Contracts 6,992 — — — 6,992 2. 6
Foreign Currency Exchange Contracts — 306 — — 306 0.1
Total Return Swap Contracts — 889 — — 889 0.3
'
Liabilities
Futures Contracts (10,016) — — — (10,016) (3. 7 )
Options Written (761) — — — (761) (0. 3 )
Foreign Currency Exchange Contracts — (46) — — (46) (—) *
Credit Default Swap Contracts — (62) — — (62) ( — )*
Total Other Financial Instruments
**
$ (3,785) $ 1,087 $ — $ — $ (2,69 8 )
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 27
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 370 $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 306
Variation margin on futures contracts** 6,992 — —
Total return swap contracts, at fair value 889 — —
Total
$ 8,251 $ — $ 306
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 10,016 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 4 6
Options written, at fair value 761 — —
Credit default swap contracts, at fair value — 62 —
Total
$ 10,777 $ 62 $ 4 6
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 1,391 $ — $ —
Futures contracts 3,274 — —
Options written (3,410) — —
Total return swap contracts (2,322) — —
Credit default swap contracts — 404 —
Foreign currency exchange contracts — — (301)
Total
$ (1,067) $ 404 $ (301)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ (726) $ — $ —
Futures contracts (3,863) — —
Options written (281) — —
Total return swap contracts 1,123 — —
Credit default swap contracts — (105) —
Foreign currency exchange contracts — — 647
Total
$ (3,747) $ (105) $ 647
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 Moderate Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 370 $ — $ 370
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 306 — 306
Total Return Swap Contracts Total return swap contracts, at fair value 889 — 889
Total Financial and Derivative Assets
1,56 5 — 1,56 5
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,56 5 $ — $ 1,56 5
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
$ 205 $ 22 $ — $ 183
Goldman Sachs
1,260 761 498 1
Royal Bank of Canada
9 8 24 — 7 4
State Street
2 — — 2
Total
$ 1,56 5 $ 807 $ 498 $ 26 0

Russell Investment Company
Moderate Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 29
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 46 $ — $ 46
Options Written Contracts Options written, at fair value 761 — 761
Credit Default Swap Contracts Credit default swap contracts, at fair value 62 — 62
Total Financial and Derivative Liabilities
869 — 869
Financial and Derivative Liabilities not subject to a netting agreement
(62) — (62)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 807 $ — $ 807
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 22 $ 22 $ — $ —
Goldman Sachs 761 761 — —
Royal Bank of Canada 24 24 — —
Total
$ 807 $ 807 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Moderate Strategy Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 265,883
Investments, at fair value(>) ...........................................................................................................................................................
258,088
Cash ............................................................................................................................................................................................... 123
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 306
Receivables:
Dividends and interest ....................................................................................................................................................... 2
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 184
Fund shares sold ................................................................................................................................................................ 75
From advisor ...................................................................................................................................................................... 7
From broker(a)(b) ............................................................................................................................................................... 14 , 2 18
Prepaid expenses ........................................................................................................................................................................... 2
Total return swap contracts, at fair value(∞) ................................................................................................................................... 889
Total assets .................................................................................................................................................
273,8 96
Liabilities
Payables:
Due to broker (c ) ................................................................................................................................................................ 800
Fund shares redeemed ....................................................................................................................................................... 243
Accrued fees to affiliates .................................................................................................................................................... 142
Other accrued expenses ..................................................................................................................................................... 42
Variation margin on futures contracts ................................................................................................................................. 3,019
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 46
Options written, at fair value(x) ...................................................................................................................................................... 761
Credit default swap contracts, at fair value(+) ................................................................................................................................ 62
Total liabilities .............................................................................................................................................
5,115
Net Assets ............................................................................................................................................................
$ 2 68 , 7 81

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 31
Statement of Assets and Liabilities , continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (6,010)
Shares of beneficial interest ...........................................................................................................................................................
293
Additional paid-in capital ..............................................................................................................................................................
274,498
Net Assets ............................................................................................................................................................
$ 268,781
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 9.79
Class A — Net assets ............................................................................................................................................................. $ 99,938,560
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 10,832,120
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.00
Class C — Net assets ............................................................................................................................................................. $ 95,135,321
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 10,573,291
Net asset value per share: Class E(#) ............................................................................................................................................. $ 9.25
Class E — Net assets ............................................................................................................................................................. $ 4,198,551
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 453,902
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.32
Class R1 — Net assets ........................................................................................................................................................... $ 3,211,577
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 344,697
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.25
Class R4 — Net assets ........................................................................................................................................................... $ 11,980,462
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,295,791
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.27
Class R5 — Net assets ........................................................................................................................................................... $ 7,050,513
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 760,492
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.30
Class S — Net assets ............................................................................................................................................................. $ 47,266,016
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 5,083,095
Amounts in thousands
(∞)     Total return swap contracts – premiums paid (received) $
—
(x)     Premiums received on options written $ 480
(+)     Credit default swap contracts - premiums paid (received) $ 156
(>)     Investments in affiliated funds $ 25 7 , 71 8
(a)     Receivable from Broker for Futures $ 14,016
(b)     Receivable from Broker for Swaps $ 202
(c)      Due to Broker for Forwards $ 800
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 6,603
Interest .............................................................................................................................................................................. 6
Total investment income ...............................................................................................................................................................
6,609
Expenses
Advisory fees .................................................................................................................................................................... 305
Administrative fees ........................................................................................................................................................... 65
Custodian fees ................................................................................................................................................................... 38
Distribution fees - Class A ................................................................................................................................................ 139
Distribution fees - Class C ................................................................................................................................................ 401
Distribution fees - Class R5 .............................................................................................................................................. 10
Transfer agent fees - Class A ............................................................................................................................................ 111
Transfer agent fees - Class C ............................................................................................................................................. 10 7
Transfer agent fees - Class E ............................................................................................................................................. 5
Transfer agent fees - Class R1 .......................................................................................................................................... 3
Transfer agent fees - Class R4 .......................................................................................................................................... 14
Transfer agent fees - Class R5 .......................................................................................................................................... 8
Transfer agent fees - Class S ............................................................................................................................................. 5 7
Professional fees ............................................................................................................................................................... 26
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ................................................................................................................................. 134
Shareholder servicing fees - Class E ................................................................................................................................. 6
Shareholder servicing fees - Class R4 ............................................................................................................................... 17
Shareholder servicing fees - Class R5 ............................................................................................................................... 1 0
Trustees’ fees .................................................................................................................................................................... 7
Printing fees ...................................................................................................................................................................... 24
Miscellaneous ................................................................................................................................................................... 9
Expenses before reductions .............................................................................................................................................. 1,545
Expense reductions ........................................................................................................................................................... (437)
Net expenses .................................................................................................................................................................................
1,108
Net investment income (loss) ........................................................................................................................................................
5,501
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 1,391
Investments in affiliated funds .......................................................................................................................................... 7,341
Futures contracts .............................................................................................................................................................. 3,274
Options written ................................................................................................................................................................. (3,410)
Foreign currency exchange contracts ................................................................................................................................ (301)
Total return swap contracts ............................................................................................................................................... (2,322)
Credit default swap contracts ............................................................................................................................................ 404
Capital gain distributions from affiliated funds ................................................................................................................. 3,962
Net realized gain (loss) ..................................................................................................................................................................
10,339
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (726)
Investments in affiliated funds .......................................................................................................................................... (37,724)
Futures contracts .............................................................................................................................................................. (3,863)
Options written ................................................................................................................................................................. (281)
Foreign currency exchange contracts ................................................................................................................................ 647
Total return swap contracts ............................................................................................................................................... 1,123
Credit default swap contracts ............................................................................................................................................ (105)

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
Statement of Operations, continued — For the Period Ended April 30, 2020
(Unaudited)
Foreign currency-related transactions ............................................................................................................................... (31)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (40,960)
Net realized and unrealized gain (loss) ......................................................................................................................................... (30,621)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (25,120)

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,501 $ 8,832
Net realized gain (loss) ...................................................................................................................... 10,339 11,11 0
Net change in unrealized appreciation (depreciation) ....................................................................... (40,960) 8,094
Net increase (decrease) in net assets from operations ............................................................................. (25,120) 28,03 6
Distributions
To shareholders
Class A .......................................................................................................................................... (4,494) (4,889)
Class C .......................................................................................................................................... (4,206) (4,879)
Class E .......................................................................................................................................... (199) (211)
Class R1 ........................................................................................................................................ (139) (229)
Class R4 ........................................................................................................................................ (582) (621)
Class R5 ........................................................................................................................................ (306) (404)
Class S ........................................................................................................................................... (2,329) (2,77 4 )
Net decrease in net assets from distributions .......................................................................................... (12,255) (14,00 7 )
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (34,322) (67,520)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(71,697) (53,491)
Net Assets
Beginning of period .................................................................................................................................
340,478 393,969
End of period ..........................................................................................................................................
$ 268,781 $ 340,478

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 35
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 403 $ 4,040 662 $ 6,574
Proceeds from reinvestment of distributions 441 4,463 508 4,798
Payments for shares redeemed (1,448) (13,987) (3,366) (33,473)
Net increase (decrease)
(604) (5,484) (2,196) (22,101)
Class C
Proceeds from shares sold 279 2,641 703 6,912
Proceeds from reinvestment of distributions 425 4,202 524 4,872
Payments for shares redeemed (1,848) (17,758) (4,090) (40,243)
Net increase (decrease)
(1,144) (10,915) (2,863) (28,459)
Class E
Proceeds from shares sold 35 347 115 1,165
Proceeds from reinvestment of distributions 20 199 22 211
Payments for shares redeemed (184) (1,821) (121) (1,228)
Net increase (decrease)
(129) (1,275) 16 148
Class R1
Proceeds from shares sold 50 507 91 928
Proceeds from reinvestment of distributions 13 139 24 229
Payments for shares redeemed (108) (1,111) (323) (3,304)
Net increase (decrease)
(45) (465) (208) (2,147)
Class R4
Proceeds from shares sold 55 538 207 2,069
Proceeds from reinvestment of distributions 57 582 65 620
Payments for shares redeemed (418) (4,196) (363) (3,634)
Net increase (decrease)
(306) (3,076) (91) (945)
Class R5
Proceeds from shares sold 57 559 176 1,798
Proceeds from reinvestment of distributions 30 306 42 404
Payments for shares redeemed (383) (3,882) (277) (2,802)
Net increase (decrease)
(296) (3,017) (59) (600)
Class S
Proceeds from shares sold 355 3,426 1,306 13,184
Proceeds from reinvestment of distributions 227 2,312 288 2,739
Payments for shares redeemed (1,642) (15,828) (2,931) (29,339)
Net increase (decrease)
(1,060) (10,090) (1,337) (13,416)
Total increase (decrease)
(3,584) $ (34,322) (6,738) $ (67,520)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 10.40 .19 (.96) (.77) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
October 31, 2016 11.58 .27 .25 .52 (.30) (1.17)
October 31, 2015 12.02 .31 (.31) — (.31) (.13)
Class C
April 30, 2020* 10.17 .15 (.94) (.79) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
October 31, 2016 11.46 .19 .25 .44 (.22) (1.17)
October 31, 2015 11.90 .22 (.31) (.09) (.22) (.13)
Class E
April 30, 2020* 10.43 .18 (.96) (.78) (.17) (.23)
October 31, 2019 10.01 .25 .54 .79 (.34) (.03)
October 31, 2018 10.71 .28 (.61) (.33) (.26) (.11)
October 31, 2017 10.66 .29 .54 .83 (.23) (.55)
October 31, 2016 11.60 .27 .25 .52 (.29) (1.17)
October 31, 2015 12.04 .36 (.37) (.01) (.30) (.13)
Class R1
April 30, 2020* 10.50 .20 (.98) (.78) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
October 31, 2016 11.62 .34 .21 .55 (.32) (1.17)
October 31, 2015 12.07 .36 (.34) .02 (.34) (.13)
Class R4
April 30, 2020* 10.43 .20 (.98) (.78) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
October 31, 2016 11.59 .28 .24 .52 (.30) (1.17)
October 31, 2015 12.03 .33 (.33) — (.31) (.13)
Class R5
April 30, 2020* 10.46 .17 (.97) (.80) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
October 31, 2016 11.64 .25 .25 .50 (.27) (1.17)
October 31, 2015 12.08 .32 (.35) (.03) (.28) (.13)
Class S
April 30, 2020* 10.48 .20 (.98) (.78) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)
October 31, 2016 11.62 .29 .24 .53 (.31) (1.17)
October 31, 2015 12.06 .34 (.32) .02 (.33) (.13)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 37
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.40) 9.23 (7.75) 99,938 .79 .49 1.91 47
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(1.47) 10.63 5.29 182,049 .74 .49 2.58 34
(.44) 11.58 (.04) 202,107 .74 .51 2.61 32
(.38) 9.00 (8.13) 95,135 1.54 1.24 1.52 47
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(1.39) 10.51 4.53 225,204 1.49 1.24 1.83 34
(.35) 11.46 (.80) 265,698 1.49 1.26 1.88 32
(.40) 9.25 (7.86) 4,199 .79 .57 1.86 47
(.37) 10.43 8.25 6,082 .78 .56 2.48 8
(.37) 10.01 (3.22) 5,676 .75 .57 2.72 15
(.78) 10.71 8.38 6,653 .76 .57 2.82 13
(1.46) 10.66 5.26 9,421 .74 .57 2.62 34
(.43) 11.60 (.14) 13,559 .73 .56 3.07 32
(.40) 9.32 (7.71) 3,212 .54 .24 2.03 47
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(1.49) 10.68 5.60 20,069 .49 .24 3.23 34
(.47) 11.62 .18 36,011 .49 .21 3.07 32
(.40) 9.25 (7.83) 11,980 .79 .49 2.01 47
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(1.47) 10.64 5.26 27,183 .74 .49 2.64 34
(.44) 11.59 (.01) 32,895 .74 .46 2.80 32
(.39) 9.27 (8.00) 7,051 1.04 .74 1.72 47
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(1.44) 10.70 5.06 17,668 .99 .74 2.39 34
(.41) 11.64 (.27) 23,915 .99 .71 2.70 32
(.40) 9.30 (7.75) 47,266 .54 .32 2.03 47
(.38) 10.48 8.51 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13
(1.48) 10.67 5.43 104,034 .49 .32 2.77 34
(.46) 11.62 .16 125,274 .49 .31 2.89 32

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 9,200
Distribution fees 78,817
Shareholder servicing fees 23,793
Transfer agent fees 29,321
Trustee fees 1,281
$ 142,412
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 9,956 $ 532 $ 3,751 $ (287) $ (1,369) $ 5,081 $ 204 $ 6
Global Infrastructure Fund 5,687 — 5,617 722 (792) — — —
Global Real Estate Securities Fund 4,506 — 4,357 482 (631) — — —
Multifactor U.S. Equity Fund 5,339 19,462 3,291 18 (3,066) 18,462 191 1,109
Sustainable Equity Fund 197 — 200 44 (41) — — —
U.S. Dynamic Equity Fund 752 — 765 (46) 59 — — —
U.S. Small Cap Equity Fund 25,296 3,575 4,948 (644) (4,259) 19,020 209 773
Investment Grade Bond Fund 40,901 104 40,631 827 (1,201) — 104 —
Multifactor Bond Fund — 46,668 11,669 (73) 769 35,695 214 —
Opportunistic Credit Fund 21,362 80 21,316 1,666 (1,792) — 80 —
Strategic Bond Fund 73,848 1,449 49,098 3,956 (4,707) 25,448 1,295 131
Unconstrained Total Return Fund 27,506 58,482 9,566 (596) (4,813) 71,013 1,369 —
Emerging Markets Fund 21,226 1,105 6,851 804 (3,273) 13,011 420 13
Global Equity Fund 23,694 3,088 3,584 577 (5,323) 18,452 1,008 1,860
Multifactor International Equity Fund 19,648 1,990 1,989 (5) (3,880) 15,764 806 —
Multi-Strategy Income Fund 48,627 759 14,700 (104) (3,405) 31,177 687 70
U.S. Cash Management Fund 4,863 85,846 86,114 — — 4,595 16 —
$ 333,408 $ 223,140 $ 268,447 $ 7,341 $ (37,724) $ 257,718 $ 6,603 $ 3,962
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 270,653,771 $ 22,257,890 $ (37,029,606) $ (14,771,716) $ — $ —

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Balanced Strategy Fund 39
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 894.20 $ 1,022.53
Expenses Paid During Period* $ 2.21 $ 2.36
* Expenses are equal to the Fund's annualized expense ratio of 0.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 889.80 $ 1,018.80
Expenses Paid During Period* $ 5.73 $ 6.12
* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 893.20 $ 1,022.03
Expenses Paid During Period* $ 2.68 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
40 Balanced Strategy Fund
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 894.20 $ 1,023.57
Expenses Paid During Period* $ 1.22 $ 1.31
* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 893.40 $ 1,022.33
Expenses Paid During Period* $ 2.40 $ 2.56
* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 892.00 $ 1,021.08
Expenses Paid During Period* $ 3.58 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 894.70 $ 1,023.27
Expenses Paid During Period* $ 1.51 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 41
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.9%
Alternative - 3.8%
Commodity Strategies Fund Class Y 5,273,081 20,565
Global Real Estate Securities Fund Class Y 791,870 21,143
41,708
Domestic Equities - 17.5%
Multifactor U.S. Equity Fund Class Y 7,392,622 84,646
U.S. Dynamic Equity Fund Class Y 6,458,002 42,558
U.S. Small Cap Equity Fund Class Y 3,037,196 64,419
191,623
Fixed Income - 31.1%
Multifactor Bond Fund Class Y 3,023,866 30,904
Strategic Bond Fund Class Y 11,080,230 123,545
Unconstrained Total Return Fund Class Y 20,415,728 184,762
339,211
International Equities – 31.9%
Emerging Markets Fund Class Y 4,085,117 63,074
Global Equity Fund Class Y 20,068,164 158,940
Multifactor International Equity Fund Class Y 16,442,918 126,775
348,789
Multi-Asset - 9.6%
Multi-Strategy Income Fund Class Y 11,474,076 105,102
Total Investments in Affiliated Funds
(cost $1,070,147) 1,026,433
Options Purchased - 0.3%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (29,687) EUR 107,839 (ÿ)
2,537
IBEX 35 Index Futures
Goldman Sachs May 2020 10,082.97 Call (5,728) USD 57,755 (ÿ)
5
Total Options Purchased
(cost $7,154) 2,542
Short-Term Investments - 2.8%
U.S. Cash Management Fund(@) 30,765,379 (∞)
30,765
Total Short-Term Investments
(cost $30,762) 30,765
Total Investments - 97.0%
(identified cost $1,108,063) 1,059,740
Other Assets and Liabilities, Net - 3.0%
33,081
Net Assets - 100.0%
1,092,821

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 Balanced Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 77 EUR 7,877 05/20
278
CAC40 Euro Index Futures 415 EUR 18,864 05/20
435
DAX Index Futures 55 EUR 14,920 06/20
3,113
Dow Jones U.S. Real Estate Index Futures 1,061 USD 31,756 06/20
(1,579)
EURO STOXX 50 Index Futures 381 EUR 10,999 06/20
1,994
FTSE 100 Index Futures 163 GBP 9,593 06/20
1,433
FTSE/MIB Index Futures 46 EUR 4,039 06/20
632
IBEX 35 Index Futures 64 EUR 4,427 05/20
(71)
MSCI EAFE Index Futures 56 USD 4,587 06/20
536
MSCI Emerging Markets Index Futures 841 USD 38,093 06/20
3,303
OMXS30 Index Futures 276 SEK 43,553 05/20
156
Short Positions
Hang Seng Index Futures 15 HKD 18,377 05/20
(63)
MSCI Singapore Index Futures 20 SGD 596 05/20
(10)
NASDAQ 100 E-Mini Index Futures 532 USD 95,638 06/20
(15,198)
Russell 1000 E-Mini Index Futures 138 USD 9,016 06/20
(1,939)
S&P 400 E-Mini Index Futures 32 USD 5,252 06/20
(533)
S&P 500 E-Mini Index Futures 121 USD 17,560 06/20
(1,402)
S&P Financial Select Sector Index Futures 295 USD 20,602 06/20
102
S&P/TSX 60 Index Futures 29 CAD 5,152 06/20
(460)
SPI 200 Index Futures 94 AUD 13,019 06/20
(592)
TOPIX Index Futures 150 JPY 2,180,999 06/20
(1,096)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(10,961)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 29,687 2,983.32 EUR 97,055 06/19/20
(5,233)
Total Liability for Options Written (premiums received $3,301)
(5,233)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,638 JPY 170,514 06/17/20 (48)
Bank of Montreal AUD 6,736 USD 4,390 06/17/20 —
Bank of Montreal CAD 2,821 USD 2,052 06/17/20 25
Bank of Montreal EUR 4,931 USD 5,598 06/17/20 190
Bank of Montreal GBP 3,053 USD 3,950 06/17/20 104
Bank of Montreal HKD 10,053 USD 1,294 06/17/20 (2)
Bank of New York USD 1,635 JPY 170,514 06/17/20 (46)
Bank of New York AUD 6,736 USD 4,390 06/17/20 (1)
Bank of New York CAD 2,821 USD 2,052 06/17/20 26
Bank of New York EUR 4,931 USD 5,611 06/17/20 203
Bank of New York GBP 3,053 USD 3,951 06/17/20 104
Bank of New York HKD 10,053 USD 1,294 06/17/20 (2)

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 43
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,628 JPY 170,514 06/17/20 (38)
Citigroup AUD 6,736 USD 4,383 06/17/20 (7)
Citigroup CAD 2,821 USD 2,054 06/17/20 27
Citigroup CNY 131,070 USD 18,804 06/17/20 289
Citigroup EUR 4,931 USD 5,579 06/17/20 170
Citigroup GBP 3,053 USD 3,941 06/17/20 95
Citigroup HKD 10,053 USD 1,294 06/17/20 (2)
Citigroup KRW 20,289,840 USD 16,938 06/17/20 226
Citigroup RUB 502,590 USD 6,920 06/17/20 214
Royal Bank of Canada USD 1,637 JPY 170,514 06/17/20 (47)
Royal Bank of Canada AUD 6,736 USD 4,390 06/17/20 (1)
Royal Bank of Canada CAD 2,821 USD 2,052 06/17/20 26
Royal Bank of Canada EUR 4,931 USD 5,613 06/17/20 205
Royal Bank of Canada GBP 3,053 USD 3,951 06/17/20 104
Royal Bank of Canada HKD 10,053 USD 1,294 06/17/20 (2)
Standard Chartered USD 1,634 JPY 170,514 06/17/20 (44)
Standard Chartered AUD 6,736 USD 4,398 06/17/20 7
Standard Chartered CAD 2,821 USD 2,053 06/17/20 26
Standard Chartered EUR 4,931 USD 5,609 06/17/20 200
Standard Chartered GBP 3,053 USD 3,954 06/17/20 108
Standard Chartered HKD 10,053 USD 1,294 06/17/20 (2)
State Street USD 1,435 CHF 1,333 06/17/20 (52)
State Street USD 2,060 MXN 44,160 06/17/20 (240)
State Street USD 4,137 NOK 39,620 06/17/20 (269)
State Street INR 311,930 USD 4,141 06/17/20 29
State Street SEK 19,541 USD 2,074 06/17/20 71
State Street SGD 7,834 USD 5,644 06/17/20 88
State Street TRY 14,100 USD 2,218 06/17/20 224
State Street TWD 611,760 USD 20,725 06/17/20 (2)
State Street ZAR 37,840 USD 2,325 06/17/20 292
UBS BRL 40,640 USD 8,639 06/17/20 1,191
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
3,439
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 10,975 3 Month LIBOR + 0.310%
(2)
06/19/20 — 5,558 5,558
Total Open Total Return Swap Contracts — 5,558 5,558

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 Balanced Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 1,026,433 $ — $ —
$ —
$ 1,026,433 93.9
Options Purchased 2,542 — —
—
2,542 0.3
Short-Term Investments — — —
30,765
30,765 2.8
Total Investments 1,028,975 — — 30,765 1,059,740 97.0
Other Assets and Liabilities, Net 3.0
100.0
Other Financial Instruments
Assets
Futures Contracts 11,982 — — — 11,982 1.1
Foreign Currency Exchange Contracts — 4,244 — — 4,244 0.4
Total Return Swap Contracts — 5,558 — — 5,558 0.5
'
Liabilities
Futures Contracts (22,943) — — — (22,943) (2.1)
Options Written (5,233) — — — (5,233) (0.5)
Foreign Currency Exchange Contracts — (805) — — (805) (0.1)
Total Other Financial Instruments
*
$ (16,194) $ 8,997 $ — $ — $ (7,197)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 45
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 2,542 $ —
Unrealized appreciation on foreign currency exchange contracts — 4,244
Variation margin on futures contracts** 11,982 —
Total return swap contracts, at fair value 5,558 —
Total
$ 20,082 $ 4,244
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 22,943 $ —
Unrealized depreciation on foreign currency exchange contracts — 805
Options written, at fair value 5,233 —
Total
$ 28,176 $ 805
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 6,383 $ — $ —
Futures contracts (506) — —
Options written (14,424) — —
Total return swap contracts (14,465) — —
Credit default swap contracts — 1,144 —
Foreign currency exchange contracts — — 1,192
Total
$ (23,012) $ 1,144 $ 1,192
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ (4,612) $ — $ —
Futures contracts (13,140) — —
Options written (1,932) — —
Total return swap contracts 7,020 — —
Credit default swap contracts — 574 —
Foreign currency exchange contracts — — 7,323
Total
$ (12,664) $ 574 $ 7,323
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 Balanced Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 2,542 $ — $ 2,542
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,244 — 4,244
Total Return Swap Contracts Total return swap contracts, at fair value 5,558 — 5,558
Total Financial and Derivative Assets
12,344 — 12,344
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 12,344 $ — $ 12,344
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 319 $ 50 $ — $ 269
Bank of New York
332 48 — 284
Citigroup
1,021 4 8 830 14 3
Goldman Sachs
8,100 5,233 2,867 —
Royal Bank of Canada
334 49 — 285
Standard Chartered
34 2 46 — 29 6
State Street
70 5 563 14 2 —
UBS
1,191 — — 1,191
Total
$ 12,34 4 $ 6,03 7 $ 3,83 9 $ 2,468

Russell Investment Company
Balanced Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 47
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 805 $ — $ 805
Options Written Contracts Options written, at fair value 5,233 — 5,233
Total Financial and Derivative Liabilities
6,038 — 6,038
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,038 $ — $ 6,038
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 50 $ 50 $ — $ —
Bank of New York 48 48 — —
Citigroup 4 8 4 8 — —
Goldman Sachs 5,233 5,233 — —
Royal Bank of Canada 50 50 — —
Standard Chartered 46 46 — —
State Street 563 563 — —
Total
$ 6,03 8 $ 6,03 8 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Balanced Strategy Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,108,063
Investments, at fair value(>) ...........................................................................................................................................................
1,059,740
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 4,244
Receivables:
Dividends and interest ....................................................................................................................................................... 29
Dividends from affiliated funds .......................................................................................................................................... 8
Investments sold ................................................................................................................................................................ 3,380
Fund shares sold ................................................................................................................................................................ 454
From broker(a) ................................................................................................................................................................... 46,738
Prepaid expenses ........................................................................................................................................................................... 7
Total return swap contracts, at fair value(∞) ................................................................................................................................... 5,558
Total assets .................................................................................................................................................
1,120,158
Liabilities
Payables:
Due to broker (b)(c ) ............................................................................................................................................................ 6,122
Fund shares redeemed ....................................................................................................................................................... 3,514
Accrued fees to affiliates .................................................................................................................................................... 577
Other accrued expenses ..................................................................................................................................................... 138
Variation margin on futures contracts ................................................................................................................................. 10,948
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 805
Options written, at fair value(x) ...................................................................................................................................................... 5,233
Total liabilities .............................................................................................................................................
27,337
Net Assets ............................................................................................................................................................
$ 1,092,821

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 49
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (37,092)
Shares of beneficial interest ...........................................................................................................................................................
1,162
Additional paid-in capital ..............................................................................................................................................................
1,128,751
Net Assets ............................................................................................................................................................
$ 1,092,821
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.49
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.07
Class A — Net assets ............................................................................................................................................................. $ 437,914,662
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 46,168,671
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.18
Class C — Net assets ............................................................................................................................................................. $ 376,288,383
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 40,976,348
Net asset value per share: Class E(#) ............................................................................................................................................. $ 9.53
Class E — Net assets ............................................................................................................................................................. $ 4,140,036
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 434,209
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 9.64
Class R1 — Net assets ........................................................................................................................................................... $ 16,661,194
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 1,727,665
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 9.52
Class R4 — Net assets ........................................................................................................................................................... $ 39,827,854
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 4,185,240
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 9.51
Class R5 — Net assets ........................................................................................................................................................... $ 29,889,502
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 3,144,218
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.64
Class S — Net assets ............................................................................................................................................................. $ 188,099,449
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 19,518,445
Amounts in thousands
(∞)     Total return swap contracts - premiums paid (received) $ —
(x)     Premiums received on options written $ 3,301
(>)     Investments in affiliated funds $ 1,057,198
(a)     Receivable from Broker for Futures $ 46,738
(b)     Due to Broker for Swaps $ 4,872
(c)     Due to Broker for Forwards $ 1,250
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Balanced Strategy Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 34,830
Expenses
Advisory fees .................................................................................................................................................................... 1,294
Administrative fees ........................................................................................................................................................... 275
Custodian fees ................................................................................................................................................................... 42
Distribution fees - Class A ................................................................................................................................................ 630
Distribution fees - Class C ................................................................................................................................................ 1,630
Distribution fees - Class R5 .............................................................................................................................................. 43
Transfer agent fees - Class A ............................................................................................................................................ 504
Transfer agent fees - Class C ............................................................................................................................................. 435
Transfer agent fees - Class E ............................................................................................................................................. 7
Transfer agent fees - Class R1 .......................................................................................................................................... 18
Transfer agent fees - Class R4 .......................................................................................................................................... 49
Transfer agent fees - Class R5 .......................................................................................................................................... 34
Transfer agent fees - Class S ............................................................................................................................................. 247
Professional fees ............................................................................................................................................................... 55
Registration fees ............................................................................................................................................................... 49
Shareholder servicing fees - Class C ................................................................................................................................. 543
Shareholder servicing fees - Class E ................................................................................................................................. 9
Shareholder servicing fees - Class R4 ............................................................................................................................... 61
Shareholder servicing fees - Class R5 ............................................................................................................................... 43
Trustees’ fees .................................................................................................................................................................... 32
Printing fees ...................................................................................................................................................................... 80
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 6,094
Expense reductions ........................................................................................................................................................... (1,564)
Net expenses .................................................................................................................................................................................
4,530
Net investment income (loss) ........................................................................................................................................................
30,300
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,383
Investments in affiliated funds .......................................................................................................................................... 17,261
Futures contracts .............................................................................................................................................................. (506)
Options written ................................................................................................................................................................. (14,424)
Foreign currency exchange contracts ................................................................................................................................ 1,192
Total return swap contracts ............................................................................................................................................... (14,465)
Credit default swap contracts ............................................................................................................................................ 1,144
Capital gain distributions from affiliated funds ................................................................................................................. 28,221
Net realized gain (loss) ..................................................................................................................................................................
24,806
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (4,612)
Investments in affiliated funds .......................................................................................................................................... (194,497)
Futures contracts .............................................................................................................................................................. (13,140)
Options written ................................................................................................................................................................. (1,932)
Foreign currency exchange contracts ................................................................................................................................ 7,323
Total return swap contracts ............................................................................................................................................... 7,020
Credit default swap contracts ............................................................................................................................................ 574
Foreign currency-related transactions ............................................................................................................................... (59)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (199,323)

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 51
Statement of Operations, continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Net realized and unrealized gain (loss) ......................................................................................................................................... (174,517)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (144,217)

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 30,3 00 $ 40,626
Net realized gain (loss) ...................................................................................................................... 24, 806 47,046
Net change in unrealized appreciation (depreciation) ....................................................................... (199,323) 35,026
Net increase (decrease) in net assets from operations ............................................................................. (144,217) 122,698
Distributions
To shareholders
Class A .......................................................................................................................................... (22,158) (30,029)
Class C .......................................................................................................................................... (18,000) (28,320)
Class E .......................................................................................................................................... (318) (483)
Class R1 ........................................................................................................................................ (803) (1,495)
Class R4 ........................................................................................................................................ (2,109) (3,146)
Class R5 ........................................................................................................................................ (1,418) (2,072)
Class S ........................................................................................................................................... (10,977) (15,915)
Net decrease in net assets from distributions .......................................................................................... (55,783) (81,460)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (143,384) (281,406)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(343,384) (240,168)
Net Assets
Beginning of period .................................................................................................................................
1,436,205 1,676,373
End of period ..........................................................................................................................................
$ 1,092,821 $ 1,436,205

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 53
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,253 $ 13,156 1,631 $ 17,305
Proceeds from reinvestment of distributions 2,094 22,036 3,011 29,655
Payments for shares redeemed (6,499) (66,005) (12,094) (128,710)
Net increase (decrease)
(3,152) (30,813) (7,452) (81,750)
Class C
Proceeds from shares sold 664 6,699 1,714 17,738
Proceeds from reinvestment of distributions 1,750 17,960 2,944 28,257
Payments for shares redeemed (6,535) (65,864) (16,009) (165,786)
Net increase (decrease)
(4,121) (41,205) (11,351) (119,791)
Class E
Proceeds from shares sold 28 287 83 892
Proceeds from reinvestment of distributions 30 319 49 483
Payments for shares redeemed (388) (3,884) (278) (2,983)
Net increase (decrease)
(330) (3,278) (146) (1,608)
Class R1
Proceeds from shares sold 113 1,206 374 4,024
Proceeds from reinvestment of distributions 75 803 149 1,493
Payments for shares redeemed (152) (1,613) (1,545) (16,788)
Net increase (decrease)
36 396 (1,022) (11,271)
Class R4
Proceeds from shares sold 197 2,004 590 6,257
Proceeds from reinvestment of distributions 199 2,109 318 3,146
Payments for shares redeemed (1,293) (13,302) (1,642) (17,333)
Net increase (decrease)
(897) (9,189) (734) (7,930)
Class R5
Proceeds from shares sold 166 1,722 407 4,342
Proceeds from reinvestment of distributions 134 1,418 210 2,072
Payments for shares redeemed (697) (7,458) (1,065) (11,436)
Net increase (decrease)
(397) (4,318) (448) (5,022)
Class S
Proceeds from shares sold 1,388 14,500 3,588 38,733
Proceeds from reinvestment of distributions 1,020 10,927 1,583 15,815
Payments for shares redeemed (7,917) (80,404) (10,094) (108,582)
Net increase (decrease)
(5,509) (54,977) (4,923) (54,034)
Total increase (decrease)
(14,370) $ (143,384) (26,076) $ (281,406)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
54 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 11.08 .26 (1.39) (1.13) (.19) (.27)
October 31, 2019 10.77 .30 .56 .86 (.45) —
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37)
October 31, 2017 11.41 .21 1.08 1.29 (.18) (.65)
October 31, 2016 12.07 .25 .23 .48 (.26) (.88)
October 31, 2015 12.43 .34 (.37) (.03) (.33) —
Class C
April 30, 2020* 10.74 .20 (1.34) (1.14) (.15) (.27)
October 31, 2019 10.50 .22 .54 .76 (.43) —
October 31, 2018 11.61 .24 (.71) (.47) (.27) (.37)
October 31, 2017 11.22 .12 1.06 1.18 (.14) (.65)
October 31, 2016 11.89 .16 .23 .39 (.18) (.88)
October 31, 2015 12.26 .24 (.36) (.12) (.25) —
Class E
April 30, 2020* 11.14 .26 (1.42) (1.16) (.18) (.27)
October 31, 2019 10.82 .30 .56 .86 (.45) —
October 31, 2018 11.93 .35 (.76) (.41) (.33) (.37)
October 31, 2017 11.47 .24 1.04 1.28 (.17) (.65)
October 31, 2016 12.13 .26 .21 .47 (.25) (.88)
October 31, 2015 12.48 .36 (.40) (.04) (.31) —
Class R1
April 30, 2020* 11.26 .27 (1.42) (1.15) (.20) (.27)
October 31, 2019 10.92 .35 .54 .89 (.45) —
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37)
October 31, 2017 11.54 .34 .99 1.33 (.20) (.65)
October 31, 2016 12.20 .30 .20 .50 (.28) (.88)
October 31, 2015 12.55 .38 (.37) .01 (.36) —
Class R4
April 30, 2020* 11.12 .26 (1.40) (1.14) (.19) (.27)
October 31, 2019 10.80 .31 .55 .86 (.45) —
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37)
October 31, 2017 11.44 .21 1.08 1.29 (.18) (.65)
October 31, 2016 12.10 .25 .22 .47 (.25) (.88)
October 31, 2015 12.46 .35 (.38) (.03) (.33) —
Class R5
April 30, 2020* 11.11 .24 (1.40) (1.16) (.17) (.27)
October 31, 2019 10.81 .27 .57 .84 (.44) —
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37)
October 31, 2017 11.47 .19 1.07 1.26 (.16) (.65)
October 31, 2016 12.13 .22 .22 .44 (.22) (.88)
October 31, 2015 12.48 .33 (.39) (.06) (.29) —
Class S
April 30, 2020* 11.25 .28 (1.42) (1.14) (.20) (.27)
October 31, 2019 10.91 .34 .55 .89 (.45) —
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37)
October 31, 2017 11.54 .22 1.10 1.32 (.20) (.65)
October 31, 2016 12.19 .27 .24 .51 (.28) (.88)
October 31, 2015 12.55 .36 (.37) (.01) (.35) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 55
$
Distributions in
Excess
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
— (.46) 9.49 (10.58) 437,915 .73 .47 2.45 34
(.10) (.55) 11.08 8.58 546,705 .73 .47 2.86 11
— (.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
— (.83) 11.87 12.05 761,954 .73 .46 1.83 33
— (1.14) 11.41 4.56 808,160 .72 .44 2.24 16
— (.33) 12.07 (.31) 909,827 .72 .48 2.75 35
— (.42) 9.18 (11.02) 376,288 1.48 1.22 2.01 34
(.09) (.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
— (.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
— (.79) 11.61 11.13 788,531 1.48 1.21 1.11 33
— (1.06) 11.22 3.80 910,762 1.47 1.19 1.47 16
— (.25) 11.89 (1.05) 1,089,189 1.47 1.23 1.95 35
— (.45) 9.53 (10.68) 4,140 .73 .57 2.46 34
(.09) (.54) 11.14 8.60 8,508 .73 .56 2.78 11
— (.70) 10.82 (3.67) 9,852 .72 .57 3.10 11
— (.82) 11.93 11.88 16,030 .73 .57 2.13 33
— (1.13) 11.47 4.38 23,708 .72 .57 2.35 16
— (.31) 12.13 (.32) 37,184 .72 .56 2.93 35
— (.47) 9.64 (10.58) 16,661 .49 .26 2.56 34
(.10) (.55) 11.26 8.81 19,058 .48 .26 3.24 11
— (.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
— (.85) 12.02 12.24 44,666 .47 .26 3.00 33
— (1.16) 11.54 4.70 124,091 .47 .26 2.68 16
— (.36) 12.20 .04 200,991 .47 .23 3.03 35
— (.46) 9.52 (10.66) 39,828 .73 .51 2.44 34
(.09) (.54) 11.12 8.64 56,506 .73 .51 2.89 11
— (.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
— (.83) 11.90 11.94 75,481 .73 .51 1.88 33
— (1.13) 11.44 4.46 115,400 .72 .51 2.25 16
— (.33) 12.10 (.31) 153,931 .72 .48 2.86 35
— (.44) 9.51 (10.80) 29,890 .98 .76 2.26 34
(.10) (.54) 11.11 8.36 39,329 .98 .76 2.52 11
— (.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
— (.81) 11.92 11.68 58,230 .98 .76 1.63 33
— (1.10) 11.47 4.18 73,055 .97 .76 2.00 16
— (.29) 12.13 (.48) 101,555 .97 .73 2.71 35
— (.47) 9.64 (10.53) 188,099 .48 .32 2.62 34
(.10) (.55) 11.25 8.79 281,677 .48 .31 3.10 11
— (.72) 10.91 (3.37) 326,777 .47 .32 3.10 11
— (.85) 12.01 12.11 411,791 .48 .32 1.94 33
— (1.16) 11.54 4.73 404,463 .47 .32 2.43 16
— (.35) 12.19 (.13) 479,581 .47 .31 2.93 35

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 19,996
Administration fees 37,274
Distribution fees 318,216
Shareholder servicing fees 90,200
Transfer agent fees 106,318
Trustee fees 5,418
$ 577,422
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 46,324 $ 1,788 $ 20,360 $ (15,542) $ 8,355 $ 20,565 $ 889 $ 28
Global Infrastructure Fund 27,283 — 26,946 3,260 (3,597) — — —
Global Real Estate Securities Fund 23,407 8,334 3,304 (84) (7,210) 21,143 1,336 464
Multifactor U.S. Equity Fund 20,779 98,135 18,731 (1,156) (14,381) 84,646 942 5,485
Sustainable Equity Fund 27,168 — 27,586 12,936 (12,518) — — —
U.S. Dynamic Equity Fund 10,515 47,181 9,904 (2,073) (3,161) 42,558 179 1,266
U.S. Small Cap Equity Fund 79,858 13,377 9,963 (762) (18,091) 64,419 773 2,865
Multifactor Bond Fund — 42,391 12,114 (38) 665 30,904 192 —
Opportunistic Credit Fund 56,334 211 56,212 2,431 (2,764) — 211 —
Strategic Bond Fund 326,056 5,350 204,767 6,461 (9,555) 123,545 4,869 481
Unconstrained Total Return Fund 99,424 139,523 37,754 (2,451) (13,980) 184,762 4,325 —
Emerging Markets Fund 113,401 2,271 39,708 12,861 (25,751) 63,074 2,195 67
Global Equity Fund 259,397 26,698 83,067 5,084 (49,172) 158,940 9,385 17,312
Multifactor International Equity Fund 181,015 7,002 27,294 (810) (33,138) 126,775 7,002 —
Multi-Strategy Income Fund 113,874 29,686 25,397 (2,861) (10,200) 105,102 2,461 253
U.S. Cash Management Fund 26,731 393,191 389,163 5 1 30,765 71 —
$ 1,411,566 $ 815,138 $ 992,270 $ 17,261 $ (194,497) $ 1,057,198 $ 34,830 $ 28,221
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,118,635,827 $ 71,192,195 $ (133,967,318) $ (62,775,123) $ — $ —

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Growth Strategy Fund 57
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 876.60 $ 1,022.03
Expenses Paid During Period* $ 2.66 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 874.00 $ 1,018.30
Expenses Paid During Period* $ 6.15 $ 6.62
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 876.50 $ 1,022.03
Expenses Paid During Period* $ 2.66 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
58 Growth Strategy Fund
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 877.90 $ 1,023.52
Expenses Paid During Period* $ 1.26 $ 1.36
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 877.50 $ 1,022.28
Expenses Paid During Period* $ 2.43 $ 2.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 875.80 $ 1,021.03
Expenses Paid During Period* $ 3.59 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 877.60 $ 1,023.27
Expenses Paid During Period* $ 1.49 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the perio d, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 59
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 93.6%
Alternative - 3.8%
Commodity Strategies Fund Class Y 3,975,129 15,503
Global Real Estate Securities Fund Class Y 601,144 16,051
31,554
Domestic Equities - 30.0%
Multifactor U.S. Equity Fund Class Y 9,819,689 112,435
U.S. Dynamic Equity Fund Class Y 9,798,560 64,573
U.S. Small Cap Equity Fund Class Y 3,457,208 73,327
250,335
Fixed Income - 14.8%
Unconstrained Total Return Fund Class Y 13,684,740 123,847
International Equities - 35.5%
Emerging Markets Fund Class Y 3,604,414 55,652
Global Equity Fund Class Y 15,212,751 120,486
Multifactor International Equity Fund Class Y 15,605,117 120,315
296,453
Multi-Asset - 9.5%
Multi-Asset Growth Strategy Fund Class Y 8,643,469 79,693
Total Investments in Affiliated Funds
(cost $852,584) 781,882
Options Purchased - 0.2%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (22,400) EUR 81,368 (ÿ)
1,914
IBEX 35 Index Futures
Goldman Sachs May 2020 10,082.97 Call (4,374) USD 44,103 (ÿ)
4
Total Options Purchased
(cost $5,403) 1,918
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 22,709,281 (∞)
22,709
Total Short-Term Investments
(cost $22,706) 22,709
Total Investments - 96.5%
(identified cost $880,693) 806,509
Other Assets and Liabilities, Net - 3.5%
28,925
Net Assets - 100.0%
835,434

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 53 EUR 5,422 05/20
191
CAC40 Euro Index Futures 291 EUR 13,227 05/20
305
DAX Index Futures 39 EUR 10,580 06/20
2,207
Dow Jones U.S. Real Estate Index Futures 586 USD 17,539 06/20
(872)
EURO STOXX 50 Index Futures 267 EUR 7,708 06/20
1,398
FTSE 100 Index Futures 109 GBP 6,415 06/20
957
FTSE/MIB Index Futures 32 EUR 2,810 06/20
440
IBEX 35 Index Futures 45 EUR 3,113 05/20
(50)
MSCI EAFE Index Futures 145 USD 11,878 06/20
1,384
MSCI Emerging Markets Index Futures 738 USD 33,428 06/20
2,899
OMXS30 Index Futures 193 SEK 30,455 05/20
109
S&P/TSX 60 Index Futures 30 CAD 5,329 06/20
481
United States Treasury Long Bond Futures 39 USD 7,060 06/20
90
Short Positions
Hang Seng Index Futures 15 HKD 18,376 05/20
(63)
MSCI Singapore Index Futures 64 SGD 1,908 05/20
(32)
NASDAQ 100 E-Mini Index Futures 368 USD 66,155 06/20
(10,516)
Russell 1000 E-Mini Index Futures 386 USD 25,219 06/20
(5,423)
S&P 400 E-Mini Index Futures 30 USD 4,924 06/20
(498)
S&P 500 E-Mini Index Futures 256 USD 37,151 06/20
(3,356)
S&P Financial Select Sector Index Futures 95 USD 6,635 06/20
33
SPI 200 Index Futures 1 AUD 139 06/20
(5)
TOPIX Index Futures 132 JPY 1,919,281 06/20
(964)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(11,285)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 22,400 2,983.32 EUR 73,232 06/19/20
(3,948)
Total Liability for Options Written (premiums received $2,490)
(3,948)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal AUD 4,555 USD 2,969 06/17/20 —
Bank of Montreal CHF 1,415 USD 1,518 06/17/20 51
Bank of Montreal EUR 6,207 USD 7,047 06/17/20 239
Bank of Montreal GBP 5,254 USD 6,797 06/17/20 179
Bank of New York AUD 4,555 USD 2,969 06/17/20 —
Bank of New York CHF 1,415 USD 1,521 06/17/20 54
Bank of New York EUR 6,207 USD 7,062 06/17/20 255
Bank of New York GBP 5,254 USD 6,797 06/17/20 179
Citigroup AUD 4,555 USD 2,964 06/17/20 (5)
Citigroup CHF 1,415 USD 1,514 06/17/20 46
Citigroup CNY 85,360 USD 12,246 06/17/20 188

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 61
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 6,207 USD 7,022 06/17/20 214
Citigroup GBP 5,254 USD 6,781 06/17/20 163
Citigroup KRW 15,893,670 USD 13,268 06/17/20 177
Citigroup RUB 303,330 USD 4,177 06/17/20 129
Royal Bank of Canada AUD 4,555 USD 2,968 06/17/20 —
Royal Bank of Canada CHF 1,415 USD 1,522 06/17/20 54
Royal Bank of Canada EUR 6,207 USD 7,065 06/17/20 258
Royal Bank of Canada GBP 5,254 USD 6,797 06/17/20 179
Standard Chartered AUD 4,555 USD 2,974 06/17/20 5
Standard Chartered CHF 1,415 USD 1,521 06/17/20 53
Standard Chartered EUR 6,207 USD 7,060 06/17/20 253
Standard Chartered GBP 5,254 USD 6,804 06/17/20 185
State Street USD 2,655 JPY 277,094 06/17/20 (71)
State Street CAD 6,379 USD 4,645 06/17/20 61
State Street HKD 24,776 USD 3,189 06/17/20 (6)
State Street MXN 7,760 USD 362 06/17/20 42
State Street SEK 12,251 USD 1,301 06/17/20 44
State Street SGD 1,346 USD 970 06/17/20 15
State Street TWD 501,900 USD 17,003 06/17/20 (1)
State Street ZAR 8,880 USD 546 06/17/20 69
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
3,009
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 10,536 3 Month LIBOR + 0.310%
(2)
06/19/20 — 5,335 5,335
Total Open Total Return Swap Contracts (å) — 5,335 5,335
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 1,100 5.000%
(2)
06/20/25
(45) (6) (51)
CDX NA Investment Grade
Index Bank of America
Purchase
USD 10,600 (1.000%)
(2)
06/20/25
203 (285) (82)
Total Open Credit Indices Contracts (å) 158 (291) (133)

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
62 Growth Strategy Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 781,882 $ — $ —
$ —
$ 781,882 93. 6
Options Purchased 1,918 — —
—
1,918 0.2
Short-Term Investments — — —
22,709
22,709 2.7
Total Investments 783,800 — — 22,709 806,509 96. 5
Other Assets and Liabilities, Net 3.5
100.0
Other Financial Instruments
Assets
Futures Contracts 10,494 — — — 10,494 1.3
Foreign Currency Exchange Contracts — 3,092 — — 3,092 0.4
Total Return Swap Contracts — 5,335 — — 5,335 0.6
'
Liabilities
Futures Contracts (21,779) — — — (21,779) (2. 6 )
Options Written (3,948) — — — (3,948) (0. 5 )
Foreign Currency Exchange Contracts — (83) — — (83) (— )
*
Credit Default Swap Contracts — (133) — — (133) (—)
*
Total Other Financial Instruments
**
$ (15,233) $ 8,211 $ — $ — $ (7,022)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 63
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 1,918 $ — $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 3,092 —
Variation margin on futures contracts** 10,404 — — 90
Total return swap contracts, at fair value 5,335 — — —
Total
$ 17 , 657 $ — $ 3,092 $ 90
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 21,779 $ — $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 83 —
Options written, at fair value 3,948 — — —
Credit default swap contracts, at fair value — 133 — —
Total
$ 25,727 $ 133 $ 83 $ —
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 8,744 $ — $ — $ —
Futures contracts 11,423 — — 1,284
Options written (21,767) — — —
Total return swap contracts (13,907) — — —
Credit default swap contracts — 4,361 — —
Foreign currency exchange contracts — — (1,125) —
Total
$ (15,507) $ 4,361 $ (1,125) $ 1,284
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (3,48 4 ) $ — $ — $ —
Futures contracts (12,119) — — 638
Options written (1,458) — — —
Total return swap contracts 6,739 — — —
Credit default swap contracts — 374 — —
Foreign currency exchange contracts — — 6,101 —
Total
$ (10,32 2 ) $ 374 $ 6,101 $ 638
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 1,918 $ — $ 1,918
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 3,092 — 3,092
Total Return Swap Contracts Total return swap contracts, at fair value 5,335 — 5,335
Total Financial and Derivative Assets
10,345 — 10,345
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 10,345 $ — $ 10,345
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 469 $ — $ — $ 469
Bank of New York
487 — — 487
Citigroup
918 5 — 913
Goldman Sachs
7,253 3,948 3,305 —
Royal Bank of Canada
49 0 — — 49 0
Standard Chartered
496 — — 496
State Street
232 77 — 155
Total
$ 10,34 5 $ 4,030 $ 3,305 $ 3,01 0

Russell Investment Company
Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 83 $ — $ 83
Options Written Contracts Options written, at fair value 3,948 — 3,948
Credit Default Swap Contracts Credit default swap contracts, at fair value 133 — 133
Total Financial and Derivative Liabilities
4,164 — 4,164
Financial and Derivative Liabilities not subject to a netting agreement
(13 4 ) — (13 4 )
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,03 0 $ — $ 4,03 0
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Citigroup $ 5 $ 5 $ — $ —
Goldman Sachs 3,948 3,948 — —
State Street 77 77 — —
Total
$ 4,030 $ 4,030 $ — $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 880,693
Investments, at fair value(>) ...........................................................................................................................................................
806,509
Cash ............................................................................................................................................................................................... 146
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,092
Receivables:
Dividends and interest ....................................................................................................................................................... 27
Dividends from affiliated funds .......................................................................................................................................... 7
Investments sold ................................................................................................................................................................ 1,509
Fund shares sold ................................................................................................................................................................ 381
From broker(a)(b)(c) ........................................................................................................................................................... 41,975
Prepaid expenses ........................................................................................................................................................................... 5
Total return swap contracts, at fair value(∞) ................................................................................................................................... 5,335
Total assets .................................................................................................................................................
858,986
Liabilities
Payables:
Due to broker (d)(e) ............................................................................................................................................................ 5,750
Fund shares redeemed ....................................................................................................................................................... 1,791
Accrued fees to affiliates .................................................................................................................................................... 463
Other accrued expenses ..................................................................................................................................................... 109
Variation margin on futures contracts ................................................................................................................................. 11,275
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 83
Options written, at fair value(x) ...................................................................................................................................................... 3,948
Credit default swap contracts, at fair value(+) ................................................................................................................................ 133
Total liabilities .............................................................................................................................................
23,552
Net Assets ............................................................................................................................................................
$ 835,434

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 67
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (49,746)
Shares of beneficial interest ...........................................................................................................................................................
845
Additional paid-in capital ..............................................................................................................................................................
884,335
Net Assets ............................................................................................................................................................
$ 835,434
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.00
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.61
Class A — Net assets ............................................................................................................................................................. $ 351,955,581
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 35,179,650
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.53
Class C — Net assets ............................................................................................................................................................. $ 253,227,418
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 26,577,430
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.06
Class E — Net assets ............................................................................................................................................................. $ 5,506,891
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 547,306
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.19
Class R1 — Net assets ........................................................................................................................................................... $ 6,496,474
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 637,381
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.06
Class R4 — Net assets ........................................................................................................................................................... $ 43,058,763
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 4,282,121
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.02
Class R5 — Net assets ........................................................................................................................................................... $ 23,802,880
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,374,718
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.18
Class S — Net assets ............................................................................................................................................................. $ 151,385,974
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 14,867,017
Amounts in thousands
(∞)    Total return swap contracts - premiums paid (received) $ —
(x)     Premiums received on options written $ 2,490
(+)     Credit default swap contracts - premiums paid (received) $ 158
(>)     Investments in affiliated funds $ 804,591
(a)     Receivable from Broker for Futures $ 41,568
(b)     Receivable from Broker for Swaps $ 287
(c)     Receivable from Broker for Forwards $ 120
(d)     Due to Broker for Swaps $ 4,890
(e)      Due to Broker for Forwards $ 860
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
68 Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ......................................................................................................................... $ 26,010
Interest .............................................................................................................................................................................. 45
Total investment income ...............................................................................................................................................................
26,055
Expenses
Advisory fees .................................................................................................................................................................... 967
Administrative fees ........................................................................................................................................................... 206
Custodian fees ................................................................................................................................................................... 42
Distribution fees - Class A ................................................................................................................................................ 520
Distribution fees - Class C ................................................................................................................................................ 1,125
Distribution fees - Class R5 .............................................................................................................................................. 34
Transfer agent fees - Class A ............................................................................................................................................ 416
Transfer agent fees - Class C ............................................................................................................................................. 300
Transfer agent fees - Class E ............................................................................................................................................. 7
Transfer agent fees - Class R1 .......................................................................................................................................... 7
Transfer agent fees - Class R4 .......................................................................................................................................... 51
Transfer agent fees - Class R5 .......................................................................................................................................... 28
Transfer agent fees - Class S ............................................................................................................................................. 158
Professional fees ............................................................................................................................................................... 44
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ................................................................................................................................. 375
Shareholder servicing fees - Class E ................................................................................................................................. 9
Shareholder servicing fees - Class R4 ............................................................................................................................... 64
Shareholder servicing fees - Class R5 ............................................................................................................................... 34
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ...................................................................................................................................................................... 76
Miscellaneous ................................................................................................................................................................... 14
Expenses before reductions .............................................................................................................................................. 4,551
Expense reductions ........................................................................................................................................................... (863)
Net expenses .................................................................................................................................................................................
3,688
Net investment income (loss) ........................................................................................................................................................
22,367
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 8,744
Investments in affiliated funds .......................................................................................................................................... 13,573
Futures contracts .............................................................................................................................................................. 12,707
Options written ................................................................................................................................................................. (21,767)
Foreign currency exchange contracts ................................................................................................................................ (1,125)
Total return swap contracts ............................................................................................................................................... (13,907)
Credit default swap contracts ............................................................................................................................................ 4,361
Capital gain distributions from affiliated funds ................................................................................................................. 25,581
Net realized gain (loss) ..................................................................................................................................................................
28,167
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (3,48 4 )
Investments in affiliated funds .......................................................................................................................................... (170,976)
Futures contracts .............................................................................................................................................................. (11,481)
Options written ................................................................................................................................................................. (1,458)
Foreign currency exchange contracts ................................................................................................................................ 6,101
Total return swap contracts ............................................................................................................................................... 6,739
Credit default swap contracts ............................................................................................................................................ 374

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 69
Statement of Operations, continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Foreign currency-related transactions ............................................................................................................................... 45
Net change in unrealized appreciation (depreciation) ................................................................................................................... (174,140)
Net realized and unrealized gain (loss) ......................................................................................................................................... (145,973)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (123,606)

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
70 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 22,367 $ 29,414
Net realized gain (loss) ...................................................................................................................... 28,167 67,479
Net change in unrealized appreciation (depreciation) ....................................................................... (174,140) (13,262)
Net increase (decrease) in net assets from operations ............................................................................. (123,606) 83,631
Distributions
To shareholders
Class A .......................................................................................................................................... (28,535) (28,869)
Class C .......................................................................................................................................... (20,524) (23,146)
Class E .......................................................................................................................................... (488) (526)
Class R1 ........................................................................................................................................ (520) (1,044)
Class R4 ........................................................................................................................................ (3,505) (3,570)
Class R5 ........................................................................................................................................ (1,826) (2,198)
Class S ........................................................................................................................................... (10,617) (11,213)
Net decrease in net assets from distributions .......................................................................................... (66,015) (70,566)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (38,210) (143,778)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(227,831) (130,713)
Net Assets
Beginning of period .................................................................................................................................
1,063,265 1,193,978
End of period ..........................................................................................................................................
$ 835,434 $ 1,063,265

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 71
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,022 $ 11,542 1,728 $ 20,095
Proceeds from reinvestment of distributions 2,445 28,392 2,684 28,608
Payments for shares redeemed (5,704) (61,269) (7,411) (87,035)
Net increase (decrease)
(2,237) (21,335) (2,999) (38,332)
Class C
Proceeds from shares sold 705 7,510 1,273 14,202
Proceeds from reinvestment of distributions 1,834 20,450 2,252 23,063
Payments for shares redeemed (4,553) (47,638) (8,650) (97,013)
Net increase (decrease)
(2,014) (19,678) (5,125) (59,748)
Class E
Proceeds from shares sold 17 194 41 482
Proceeds from reinvestment of distributions 42 488 49 525
Payments for shares redeemed (141) (1,523) (185) (2,185)
Net increase (decrease)
(82) (841) (95) (1,178)
Class R1
Proceeds from shares sold 40 443 137 1,624
Proceeds from reinvestment of distributions 44 519 96 1,036
Payments for shares redeemed (88) (1,030) (1,131) (13,525)
Net increase (decrease)
(4) (68) (898) (10,865)
Class R4
Proceeds from shares sold 166 1,795 474 5,570
Proceeds from reinvestment of distributions 300 3,504 334 3,570
Payments for shares redeemed (907) (10,183) (1,076) (12,693)
Net increase (decrease)
(441) (4,884) (268) (3,553)
Class R5
Proceeds from shares sold 120 1,314 236 2,786
Proceeds from reinvestment of distributions 157 1,826 206 2,198
Payments for shares redeemed (551) (6,438) (902) (10,691)
Net increase (decrease)
(274) (3,298) (460) (5,707)
Class S
Proceeds from shares sold 4,147 42,488 2,330 27,525
Proceeds from reinvestment of distributions 900 10,582 1,026 11,089
Payments for shares redeemed (3,838) (41,176) (5,345) (63,009)
Net increase (decrease)
1,209 11,894 (1,989) (24,395)
Total increase (decrease)
(3,843) $ (38,210) (11,834) $ (143,778)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
April 30, 2020* 12.18 .28 (1.68) (1.40) (.18) (.60) —
October 31, 2019 12.04 .33 .54 .87 (.60) (.13) —
October 31, 2018 13.16 .40 (.74) (.34) (.36) (.42) —
October 31, 2017 11.88 .17 1.66 1.83 (.24) (.31) —
October 31, 2016 11.68 .21 .19 .40 (.20) — —
October 31, 2015 12.14 .30 (.48) (.18) (.25) — (.03)
Class C
April 30, 2020* 11.63 .21 (1.57) (1.36) (.14) (.60) —
October 31, 2019 11.59 .22 .53 .75 (.58) (.13) —
October 31, 2018 12.72 .29 (.71) (.42) (.29) (.42) —
October 31, 2017 11.54 .08 1.61 1.69 (.20) (.31) —
October 31, 2016 11.36 .11 .19 .30 (.12) — —
October 31, 2015 11.85 .20 (.46) (.26) (.21) — (.02)
Class E
April 30, 2020* 12.24 .25 (1.65) (1.40) (.18) (.60) —
October 31, 2019 12.10 .35 .52 .87 (.60) (.13) —
October 31, 2018 13.22 .43 (.77) (.34) (.36) (.42) —
October 31, 2017 11.93 .23 1.61 1.84 (.24) (.31) —
October 31, 2016 11.73 .23 .17 .40 (.20) — —
October 31, 2015 12.19 .35 (.53) (.18) (.25) — (.03)
Class R1
April 30, 2020* 12.40 .30 (1.71) (1.41) (.20) (.60) —
October 31, 2019 12.22 .43 .49 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.75) (.30) (.39) (.42) —
October 31, 2017 12.02 .32 1.56 1.88 (.26) (.31) —
October 31, 2016 11.81 .26 .18 .44 (.23) — —
October 31, 2015 12.27 .36 (.50) (.14) (.29) — (.03)
Class R4
April 30, 2020* 12.24 .28 (1.67) (1.39) (.19) (.60) —
October 31, 2019 12.09 .34 .54 .88 (.60) (.13) —
October 31, 2018 13.21 .41 (.74) (.33) (.37) (.42) —
October 31, 2017 11.92 .19 1.66 1.85 (.25) (.31) —
October 31, 2016 11.72 .23 .17 .40 (.20) — —
October 31, 2015 12.18 .33 (.50) (.17) (.26) — (.03)
Class R5
April 30, 2020* 12.20 .24 (1.65) (1.41) (.17) (.60) —
October 31, 2019 12.08 .32 .52 .84 (.59) (.13) —
October 31, 2018 13.20 .39 (.75) (.36) (.34) (.42) —
October 31, 2017 11.93 .15 1.66 1.81 (.23) (.31) —
October 31, 2016 11.73 .19 .19 .38 (.18) — —
October 31, 2015 12.19 .31 (.50) (.19) (.25) — (.02)
Class S
April 30, 2020* 12.39 .29 (1.70) (1.41) (.20) (.60) —
October 31, 2019 12.21 .39 .53 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.76) (.31) (.39) (.42) —
October 31, 2017 12.02 .21 1.67 1.88 (.26) (.31) —
October 31, 2016 11.81 .25 .19 .44 (.23) — —
October 31, 2015 12.27 .34 (.49) (.15) (.28) — (.03)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 73
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.78) 10.00 (12.34) 351,956 .74 .57 2.44 37
(.73) 12.18 8.09 455,749 .73 .56 2.82 13
(.78) 12.04 (2.81) 486,650 .73 .57 3.15 14
(.55) 13.16 15.98 583,987 .73 .57 1.39 23
(.20) 11.88 3.50 583,888 .72 .57 1.85 14
(.28) 11.68 (1.50) 664,817 .72 .56 2.51 39
(.74) 9.53 (12.60) 253,227 1.49 1.32 1.95 37
(.71) 11.63 7.27 332,569 1.49 1.31 1.99 13
(.71) 11.59 (3.55) 390,800 1.48 1.32 2.35 14
(.51) 12.72 15.13 497,276 1.48 1.32 .64 23
(.12) 11.54 2.69 554,255 1.47 1.32 1.04 14
(.23) 11.36 (2.31) 652,442 1.47 1.31 1.68 39
(.78) 10.06 (12.35) 5,507 .74 .57 2.50 37
(.73) 12.24 8.05 7,706 .73 .56 2.95 13
(.78) 12.10 (2.80) 8,771 .73 .57 3.34 14
(.55) 13.22 15.99 12,501 .73 .57 1.87 23
(.20) 11.93 3.48 21,217 .72 .57 1.96 14
(.28) 11.73 (1.51) 25,868 .72 .56 2.89 39
(.80) 10.19 (12.21) 6,496 .49 .27 2.68 37
(.74) 12.40 8.40 7,947 .48 .26 3.62 13
(.81) 12.22 (2.47) 18,800 .48 .27 3.50 14
(.57) 13.33 16.22 22,252 .48 .27 2.59 23
(.23) 12.02 3.86 76,969 .47 .27 2.24 14
(.32) 11.81 (1.15) 99,618 .47 .23 2.96 39
(.79) 10.06 (12.25) 43,059 .74 .52 2.47 37
(.73) 12.24 8.16 57,807 .74 .52 2.85 13
(.79) 12.09 (2.76) 60,353 .73 .52 3.24 14
(.56) 13.21 16.03 72,524 .73 .52 1.52 23
(.20) 11.92 3.53 84,535 .72 .52 1.97 14
(.29) 11.72 (1.42) 110,916 .72 .48 2.72 39
(.77) 10.02 (12.42) 23,803 .99 .77 2.30 37
(.72) 12.20 7.82 32,313 .99 .77 2.71 13
(.76) 12.08 (2.96) 37,543 .98 .77 3.07 14
(.54) 13.20 15.70 47,724 .98 .77 1.24 23
(.18) 11.93 3.23 54,899 .97 .77 1.69 14
(.27) 11.73 (1.71) 63,731 .97 .73 2.60 39
(.80) 10.18 (12.24) 151,386 .49 .32 2.53 37
(.74) 12.39 8.40 169,174 .48 .31 3.26 13
(.81) 12.21 (2.58) 191,061 .48 .32 3.46 14
(.57) 13.33 16.20 224,847 .48 .32 1.64 23
(.23) 12.02 3.81 218,172 .47 .32 2.20 14
(.31) 11.81 (1.23) 271,012 .47 .31 2.81 39

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 8,817
Administration fees 28,367
Distribution fees 226,614
Shareholder servicing fees 64,975
Transfer agent fees 130,619
Trustee fees 3,387
$ 462,779
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 31,453 $ 2,822 $ 13,344 $ (11,058) $ 5,630 $ 15,503 $ 659 $ 21
Global Infrastructure Fund 19,329 — 19,090 2,304 (2,543) — — —
Global Real Estate Securities Fund 28,362 3,021 9,557 2,868 (8,643) 16,051 1,004 344
Multifactor U.S. Equity Fund 94,510 61,150 24,215 (1,903) (17,107) 112,435 1,242 7,124
Sustainable Equity Fund 51,047 — 51,832 23,335 (22,550) — — —
U.S. Dynamic Equity Fund 37,171 49,042 14,145 (3,220) (4,275) 64,573 269 1,879
U.S. Small Cap Equity Fund 121,031 11,524 38,659 (139) (20,430) 73,327 859 3,183
Opportunistic Credit Fund 12,174 46 12,148 (139) 67 — 46 —
Strategic Bond Fund 51,203 14,968 65,479 2,699 (3,391) — 1,184 125
Unconstrained Total Return Fund 117,276 54,812 38,585 (1,605) (8,051) 123,847 2,849 —
Emerging Markets Fund 85,106 4,561 22,283 4,857 (16,589) 55,652 1,902 58
Global Equity Fund 188,151 21,064 55,498 (1,352) (31,879) 120,486 6,965 12,847
Multifactor International Equity Fund 184,016 8,069 39,854 (510) (31,406) 120,315 6,507 —
Multi-Asset Growth Strategy Fund — 109,088 17,023 (2,562) (9,810) 79,693 2,476 —
U.S. Cash Management Fund 17,459 468,611 463,360 (2) 1 22,709 48 —
$ 1,038,288 $ 808,778 $ 885,072 $ 13,573 $ (170,976) $ 804,591 $ 26,010 $ 25,581
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 892,516,811 $ 50,751,112 $ (141,268,856) $ (90,517,744) $ — $ —

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — April 30, 2020 (Unaudited)
Equity Growth Strategy Fund 75
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from November 1, 2019 to April 30, 2020 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 851.20 $ 1,022.03
Expenses Paid During Period* $ 2.62 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 847.40 $ 1,018.30
Expenses Paid During Period* $ 6.06 $ 6.62
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class E
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 850.60 $ 1,022.03
Expenses Paid During Period* $ 2.62 $ 2.87
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — April 30, 2020 (Unaudited)
76 Equity Growth Strategy Fund
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 852.20 $ 1,023.67
Expenses Paid During Period* $ 1.11 $ 1.21
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 851.00 $ 1,022.43
Expenses Paid During Period* $ 2.26 $ 2.46
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 850.30 $ 1,021.18
Expenses Paid During Period* $ 3.40 $ 3.72
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
November 1, 2019 $ 1,000.00 $ 1,000.00
Ending Account Value
April 30, 2020 $ 851.90 $ 1,023.27
Expenses Paid During Period* $ 1.47 $ 1.61
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 77
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 90.3%
Alternative - 4.5%
Commodity Strategies Fund Class Y 1,590,983 6,205
Global Real Estate Securities Fund Class Y 361,544 9,653
15,858
Domestic Equities - 31.7%
Multifactor U.S. Equity Fund Class Y 3,947,695 45,201
U.S. Dynamic Equity Fund Class Y 3,944,003 25,991
U.S. Small Cap Equity Fund Class Y 1,854,144 39,326
110,518
Fixed Income - 9.8%
Unconstrained Total Return Fund Class Y 3,759,593 34,024
International Equities - 40.6%
Emerging Markets Fund Class Y 1,647,116 25,431
Global Equity Fund Class Y 8,563,441 67,823
Multifactor International Equity Fund Class Y 6,258,517 48,254
141,508
Multi-Asset - 3.7%
Multi-Asset Growth Strategy Fund Class Y 1,385,815 12,777
Total Investments in Affiliated Funds
(cost $380,474) 314,685
Options Purchased - 0.3%
(Number of Contracts)
EURO STOXX 50 Index Futures
Goldman Sachs Mar 2021 3,314.80 Call (10,526) EUR 38,236 (ÿ)
899
IBEX 35 Index Futures
Goldman Sachs May 2020 10,082.97 Call (2,083) USD 21,003 (ÿ)
2
Total Options Purchased
(cost $2,542) 901
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 15,133,851 (∞)
15,134
Total Short-Term Investments
(cost $15,132) 15,134
Total Investments - 94.9%
(identified cost $398,148) 330,720
Other Assets and Liabilities, Net - 5.1%
17,862
Net Assets - 100.0%
348,582

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Equity Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 30 EUR 3,069 05/20
108
CAC40 Euro Index Futures 166 EUR 7,546 05/20
174
DAX Index Futures 22 EUR 5,968 06/20
1,245
Dow Jones U.S. Real Estate Index Futures 541 USD 16,192 06/20
(805)
EURO STOXX 50 Index Futures 153 EUR 4,417 06/20
802
FTSE 100 Index Futures 58 GBP 3,413 06/20
509
FTSE/MIB Index Futures 18 EUR 1,580 06/20
247
IBEX 35 Index Futures 26 EUR 1,798 05/20
(29)
MSCI EAFE Index Futures 126 USD 10,321 06/20
1,205
MSCI Emerging Markets Index Futures 144 USD 6,522 06/20
487
OMXS30 Index Futures 111 SEK 17,516 05/20
63
S&P/TSX 60 Index Futures 12 CAD 2,132 06/20
192
SPI 200 Index Futures 12 AUD 1,662 06/20
87
Short Positions
Hang Seng Index Futures 7 HKD 8,576 05/20
(30)
MSCI Singapore Index Futures 13 SGD 388 05/20
(6)
NASDAQ 100 E-Mini Index Futures 174 USD 31,279 06/20
(4,969)
Russell 1000 E-Mini Index Futures 270 USD 17,640 06/20
(3,467)
S&P 400 E-Mini Index Futures 8 USD 1,313 06/20
(84)
S&P 500 E-Mini Index Futures 75 USD 10,884 06/20
(1,500)
S&P Financial Select Sector Index Futures 95 USD 6,635 06/20
33
TOPIX Index Futures 68 JPY 988,719 06/20
(497)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,235)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
EURO STOXX 50 Index Futures
Goldman Sachs
Put 10,526 2,983.32 EUR 34,412 06/19/20
(1,855)
Total Liability for Options Written (premiums received $1,170)
(1,855)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 550 CAD 756 06/17/20 (7)
Bank of Montreal USD 1,208 JPY 125,741 06/17/20 (35)
Bank of Montreal AUD 2,113 USD 1,377 06/17/20 —
Bank of Montreal CHF 1,088 USD 1,168 06/17/20 39
Bank of Montreal EUR 2,270 USD 2,577 06/17/20 87
Bank of Montreal GBP 1,428 USD 1,848 06/17/20 49
Bank of New York USD 550 CAD 756 06/17/20 (7)
Bank of New York USD 1,206 JPY 125,741 06/17/20 (34)
Bank of New York AUD 2,113 USD 1,377 06/17/20 —
Bank of New York CHF 1,088 USD 1,170 06/17/20 41
Bank of New York EUR 2,270 USD 2,582 06/17/20 93
Bank of New York GBP 1,428 USD 1,848 06/17/20 49

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 79
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 550 CAD 756 06/17/20 (7)
Citigroup USD 1,200 JPY 125,741 06/17/20 (28)
Citigroup AUD 2,113 USD 1,375 06/17/20 (2)
Citigroup CHF 1,088 USD 1,164 06/17/20 35
Citigroup CNY 69,150 USD 9,920 06/17/20 153
Citigroup EUR 2,270 USD 2,568 06/17/20 78
Citigroup GBP 1,428 USD 1,844 06/17/20 44
Citigroup KRW 6,600,190 USD 5,510 06/17/20 73
Citigroup RUB 192,690 USD 2,653 06/17/20 82
Royal Bank of Canada USD 550 CAD 756 06/17/20 (7)
Royal Bank of Canada USD 1,207 JPY 125,741 06/17/20 (35)
Royal Bank of Canada AUD 2,113 USD 1,377 06/17/20 —
Royal Bank of Canada CHF 1,088 USD 1,170 06/17/20 42
Royal Bank of Canada EUR 2,270 USD 2,583 06/17/20 94
Royal Bank of Canada GBP 1,428 USD 1,848 06/17/20 49
Standard Chartered USD 550 CAD 756 06/17/20 (7)
Standard Chartered USD 1,205 JPY 125,741 06/17/20 (33)
Standard Chartered AUD 2,113 USD 1,380 06/17/20 2
Standard Chartered CHF 1,088 USD 1,169 06/17/20 41
Standard Chartered EUR 2,270 USD 2,581 06/17/20 93
Standard Chartered GBP 1,428 USD 1,850 06/17/20 50
State Street USD 132 MXN 2,820 06/17/20 (15)
State Street USD 241 ZAR 3,920 06/17/20 (30)
State Street HKD 13,193 USD 1,698 06/17/20 (3)
State Street INR 80,120 USD 1,064 06/17/20 7
State Street SEK 4,647 USD 493 06/17/20 17
State Street SGD 693 USD 499 06/17/20 8
State Street TWD 295,740 USD 10,019 06/17/20 (1)
UBS BRL 13,060 USD 2,776 06/17/20 383
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
1,358
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Short
Russell 1000 Index Total Return Goldman Sachs USD 4,829 3 Month LIBOR + 0.310%
(2)
06/19/20 — 2,445 2,445
Total Open Total Return Swap Contracts (å) — 2,445 2,445

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Equity Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX High Yield Index Bank of America
Sell
USD 11,000 5.000%
(2)
06/20/25
(449) (60) (509)
Total Open Credit Indices Contracts (å) (449) (60) (509)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Investments in Affiliated Funds $ 314,685 $ — $ —
$ —
$ 314,685 90.3
Options Purchased 901 — —
—
901 0.3
Short-Term Investments — — —
15,134
15,134 4.3
Total Investments 315,586 — — 15,134 330,720 94.9
Other Assets and Liabilities, Net 5.1
100.0
Other Financial Instruments
Assets
Futures Contracts 5,15 2 — — — 5,15 2 1. 5
Foreign Currency Exchange Contracts — 1,609 — — 1,609 0. 5
Total Return Swap Contracts — 2,445 — — 2,445 0.7
'
Liabilities
Futures Contracts (11,387) — — — (11,387) (3. 3 )
Options Written (1,855) — — — (1,855) (0. 5 )
Foreign Currency Exchange Contracts — (251) — — (251) (0.1)
Credit Default Swap Contracts — (509) — — (509) (0. 1 )
Total Other Financial Instruments
*
$ (8,090) $ 3,294 $ — $ — $ (4,79 6 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2020, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 81
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 901 $ — $ —
Unrealized appreciation on foreign currency exchange contracts — — 1,609
Variation margin on futures contracts** 5,152 — —
Total return swap contracts, at fair value 2,445 — —
Total
$ 8,498 $ — $ 1,609
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 11,387 $ — $ —
Unrealized depreciation on foreign currency exchange contracts — — 251
Options written, at fair value 1,855 — —
Credit default swap contracts, at fair value — 509 —
Total
$ 13,242 $ 509 $ 251
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 4,137 $ — $ — $ —
Futures contracts 3,849 — — (64)
Options written (10,228) — — —
Total return swap contracts (6,377) — — —
Credit default swap contracts — 1,035 — —
Foreign currency exchange contracts — — (270) —
Total
$ (8,619) $ 1,035 $ (270) $ (64)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ (1,641) $ — $ — $ —
Futures contracts (7,245) — — (82)
Options written (685) — — —
Total return swap contracts 3,088 — — —
Credit default swap contracts — 134 — —
Foreign currency exchange contracts — — 2,821 —
Total
$ (6,483) $ 134 $ 2,821 $ (82)
* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation/depreciation on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 901 $ — $ 901
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1,609 — 1,609
Total Return Swap Contracts Total return swap contracts, at fair value 2,445 — 2,445
Total Financial and Derivative Assets
4,955 — 4,955
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,955 $ — $ 4,955
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 175 $ 42 $ — $ 133
Bank of New York
183 41 — 142
Citigroup
466 38 320 108
Goldman Sachs
3,347 1,855 1,491 1
Royal Bank of Canada
184 42 — 142
Standard Chartered
186 39 — 14 7
State Street
32 32 — —
UBS
38 2 — — 38 2
Total
$ 4,95 5 $ 2,0 8 9 $ 1,811 $ 1,05 5

Russell Investment Company
Equity Growth Strategy Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2020 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 83
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 251 $ — $ 251
Options Written Contracts Options written, at fair value 1,855 — 1,855
Credit Default Swap Contracts Credit default swap contracts, at fair value 509 — 509
Total Financial and Derivative Liabilities
2,615 — 2,615
Financial and Derivative Liabilities not subject to a netting agreement
(509) — (509)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,106 $ — $ 2,106
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 42 $ 42 $ — $ —
Bank of New York 41 41 — —
Citigroup 38 38 — —
Goldman Sachs 1,855 1,855 — —
Royal Bank of Canada 42 42 — —
Standard Chartered 39 39 — —
State Street 49 32 17 —
Total
$ 2,10 6 $ 2,0 8 9 $ 17 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
84 Equity Growth Strategy Fund
Statement of Assets and Liabilities — April 30, 2020 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 398,148
Investments, at fair value(>) ...........................................................................................................................................................
330,720
Cash ............................................................................................................................................................................................... 1,303
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,609
Receivables:
Dividends and interest ....................................................................................................................................................... 105
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 412
Fund shares sold ................................................................................................................................................................ 183
From advisor ...................................................................................................................................................................... 10
From broker(a)(b)( c ) ........................................................................................................................................................... 23,956
Prepaid expenses ........................................................................................................................................................................... 2
Total return swap contracts, at fair value(∞) ................................................................................................................................... 2,445
Total assets .................................................................................................................................................
360,750
Liabilities
Payables:
Due to broker (d ) ................................................................................................................................................................ 2,560
Fund shares redeemed ....................................................................................................................................................... 529
Accrued fees to affiliates .................................................................................................................................................... 188
Other accrued expenses ..................................................................................................................................................... 48
Variation margin on futures contracts ................................................................................................................................. 6,228
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 251
Options written, at fair value(x) ...................................................................................................................................................... 1,855
Credit default swap contracts, at fair value(+) ................................................................................................................................ 509
Total liabilities .............................................................................................................................................
12,168
Net Assets ............................................................................................................................................................
$ 348,582

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 85
Statement of Assets and Liabilities, continued — April 30, 2020 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (72,40 8 )
Shares of beneficial interest ...........................................................................................................................................................
340
Additional paid-in capital ..............................................................................................................................................................
420,65 0
Net Assets ............................................................................................................................................................
$ 348,582
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.73
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.38
Class A — Net assets ............................................................................................................................................................. $ 132,190,567
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 12,319,481
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.39
Class C — Net assets ............................................................................................................................................................. $ 112,290,633
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 11,955,147
Net asset value per share: Class E(#) ............................................................................................................................................. $ 10.46
Class E — Net assets ............................................................................................................................................................. $ 799,776
Class E — Shares outstanding ($.01 par value) ..................................................................................................................... 76,442
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10 . 85
Class R1 — Net assets ........................................................................................................................................................... $ 4 , 909 , 289
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 452 , 278
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10 . 51
Class R4 — Net assets ........................................................................................................................................................... $ 12 , 738 , 127
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 1,211 , 769
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.32
Class R5 — Net assets ........................................................................................................................................................... $ 6,601,879
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 639,517
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.82
Class S — Net assets ............................................................................................................................................................. $ 79,051,639
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,305,609
Amounts in thousands
(x)     Premiums received on options written $ 1,170
(∞)     Total return swap contracts - premiums paid (received) $
—
(+)     Credit default swap contracts - premiums paid (received) $ (449)
(>)     Investments in affiliated funds $ 329,819
(a)     Receivable from Broker for Futures $ 22,253
(b)     Receivable from Broker for Swaps $ 1,673
(c)     Receivable from Broker for Forwards $ 30
(d)     Due to Broker for Swaps $ 2,560
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
86 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended April 30, 2020 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 12,643
Expenses
Advisory fees .................................................................................................................................................................... 445
Administrative fees ........................................................................................................................................................... 95
Custodian fees ................................................................................................................................................................... 40
Distribution fees - Class A ................................................................................................................................................ 193
Distribution fees - Class C ................................................................................................................................................ 511
Distribution fees - Class R5 .............................................................................................................................................. 10
Transfer agent fees - Class A ............................................................................................................................................ 154
Transfer agent fees - Class C ............................................................................................................................................. 136
Transfer agent fees - Class E ............................................................................................................................................. 1
Transfer agent fees - Class R1 .......................................................................................................................................... 6
Transfer agent fees - Class R4 .......................................................................................................................................... 16
Transfer agent fees - Class R5 .......................................................................................................................................... 8
Transfer agent fees - Class S ............................................................................................................................................. 124
Professional fees ............................................................................................................................................................... 30
Registration fees ............................................................................................................................................................... 51
Shareholder servicing fees - Class C ................................................................................................................................. 170
Shareholder servicing fees - Class E ................................................................................................................................. 2
Shareholder servicing fees - Class R4 ............................................................................................................................... 20
Shareholder servicing fees - Class R5 ............................................................................................................................... 10
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 34
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 2,077
Expense reductions ........................................................................................................................................................... (461)
Net expenses .................................................................................................................................................................................
1,616
Net investment income (loss) ........................................................................................................................................................
11,027
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,137
Investments in affiliated funds .......................................................................................................................................... (12,168)
Futures contracts .............................................................................................................................................................. 3,785
Options written ................................................................................................................................................................. (10,228)
Foreign currency exchange contracts ................................................................................................................................ (270)
Total return swap contracts ............................................................................................................................................... (6,377)
Credit default swap contracts ............................................................................................................................................ 1,035
Capital gain distributions from affiliated funds ................................................................................................................. 14,802
Net realized gain (loss) ..................................................................................................................................................................
(5,284)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (1,641)
Investments in affiliated funds .......................................................................................................................................... (73,395)
Futures contracts .............................................................................................................................................................. (7,327)
Options written ................................................................................................................................................................. (685)
Foreign currency exchange contracts ................................................................................................................................ 2,821
Total return swap contracts ............................................................................................................................................... 3,088
Credit default swap contracts ............................................................................................................................................ 134
Foreign currency-related transactions ............................................................................................................................... 24
Net change in unrealized appreciation (depreciation) ................................................................................................................... (76,981)

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 87
Statement of Operations , continued — For the Period Ended April 30, 2020
(Unaudited)
Amounts in thousands
Net realized and unrealized gain (loss) ......................................................................................................................................... (82,265)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (71,238)

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
88 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended April 30, 2020
(Unaudited)
Fiscal Year Ended
October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,027 $ 14,172
Net realized gain (loss) ...................................................................................................................... (5,284) 33,410
Net change in unrealized appreciation (depreciation) ....................................................................... (76,981) (8,606)
Net increase (decrease) in net assets from operations ............................................................................. (71,238) 38,976
Distributions
To shareholders
Class A .......................................................................................................................................... (6,560) (6,943)
Class C .......................................................................................................................................... (6,094) (7,623)
Class E .......................................................................................................................................... (58) (79)
Class R1 ........................................................................................................................................ (241) (377)
Class R4 ........................................................................................................................................ (685) (819)
Class R5 ........................................................................................................................................ (338) (420)
Class S ........................................................................................................................................... (5,234) (5,501)
Net decrease in net assets from distributions .......................................................................................... (19,210) (21,762)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (57,179) (56,102)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(147,627) (38,888)
Net Assets
Beginning of period .................................................................................................................................
496,209 535,097
End of period ..........................................................................................................................................
$ 348,582 $ 496,209

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 89
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended April 30, 2020 and October 31, 2019 were as follows:
2020 (Unaudited) 2019
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 474 $ 5,501 415 $ 5,156
Proceeds from reinvestment of distributions 538 6,533 612 6,912
Payments for shares redeemed (1,490) (17,806) (1,975) (24,779)
Net increase (decrease)
(478) (5,772) (948) (12,711)
Class C
Proceeds from shares sold 347 3,490 849 9,421
Proceeds from reinvestment of distributions 567 6,060 758 7,580
Payments for shares redeemed (2,165) (22,730) (4,307) (47,876)
Net increase (decrease)
(1,251) (13,180) (2,700) (30,875)
Class E
Proceeds from shares sold 5 59 14 175
Proceeds from reinvestment of distributions 4 56 7 75
Payments for shares redeemed (58) (657) (57) (705)
Net increase (decrease)
(49) (542) (36) (455)
Class R1
Proceeds from shares sold 18 208 67 852
Proceeds from reinvestment of distributions 20 241 32 366
Payments for shares redeemed (23) (293) (389) (4,929)
Net increase (decrease)
15 156 (290) (3,711)
Class R4
Proceeds from shares sold 56 664 252 3,094
Proceeds from reinvestment of distributions 58 684 74 819
Payments for shares redeemed (338) (4,138) (485) (5,982)
Net increase (decrease)
(224) (2,790) (159) (2,069)
Class R5
Proceeds from shares sold 49 563 93 1,129
Proceeds from reinvestment of distributions 29 338 39 420
Payments for shares redeemed (105) (1,221) (293) (3,570)
Net increase (decrease)
(27) (320) (161) (2,021)
Class S
Proceeds from shares sold 1,111 13,13 6 2,321 29,047
Proceeds from reinvestment of distributions 417 5,189 478 5,431
Payments for shares redeemed (4,800) (53,056) (3,104) (38,738)
Net increase (decrease)
(3,272) (34,73 1 ) (305) (4,260)
Total increase (decrease)
(5,286) $ (57,1 79 ) (4,599) $ (56,102)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
90 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net
Investment
Income (Loss)
(a)(b)(e)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
April 30, 2020* 13.16 .33 (2.23) (1.90) (.26) (.27)
October 31, 2019 12.71 .39 .57 .96 (.51) —
October 31, 2018 13.45 .48 (.88) (.40) (.34) —
October 31, 2017 11.48 .14 2.03 2.17 (.15) (.05)
October 31, 2016 11.26 .20 .19 .39 (.17) —
October 31, 2015 11.75 .32 (.53) (.21) (.26) (.02)
Class C
April 30, 2020* 11.59 .20 (1.91) (1.71) (.22) (.27)
October 31, 2019 11.31 .21 .56 .77 (.49) —
October 31, 2018 12.05 .30 (.74) (.44) (.30) —
October 31, 2017 10.34 .02 1.85 1.87 (.12) (.04)
October 31, 2016 10.17 .07 .20 .27 (.10) —
October 31, 2015 10.64 .17 (.43) (.26) (.20) (.01)
Class E
April 30, 2020* 12.85 .23 (2.09) (1.86) (.26) (.27)
October 31, 2019 12.42 .39 .55 .94 (.51) —
October 31, 2018 13.15 .50 (.89) (.39) (.34) —
October 31, 2017 11.22 .20 1.93 2.13 (.15) (.05)
October 31, 2016 11.01 .21 .17 .38 (.17) —
October 31, 2015 11.49 .34 (.54) (.20) (.26) (.02)
Class R1
April 30, 2020* 13.31 .35 (2.26) (1.91) (.28) (.27)
October 31, 2019 12.82 .4 7 . 54 1 . 01 (.52) —
October 31, 2018 13.55 .60 (.97) (.37) (.36) —
October 31, 2017 11.54 .25 1.98 2.23 (.17) (.05)
October 31, 2016 11.32 .25 .18 .43 (.21) —
October 31, 2015 11.81 .44 (.60) (.16) (.31) (.02)
Class R4
April 30, 2020* 12 .9 1 .32 (2.19) (1.87) (.26) (.27)
October 31, 2019 12.46 .3 8 . 5 9 . 97 (.52) —
October 31, 2018 13.19 .51 (.90) (.39) (.34) —
October 31, 2017 11.26 .15 1.98 2.13 (.15) (.05)
October 31, 2016 11.05 .20 .19 .39 (.18) —
October 31, 2015 11.53 .34 (.52) (.18) (.28) (.02)
Class R5
April 30, 2020* 12.68 .26 (2.10) (1.84) (.25) (.27)
October 31, 2019 12.28 .36 .55 .91 (.51) —
October 31, 2018 13.02 .44 (.85) (.41) (.33) —
October 31, 2017 11.13 .12 1.96 2.08 (.14) (.05)
October 31, 2016 10.92 .17 .19 .36 (.15) —
October 31, 2015 11.40 .32 (.53) (.21) (.25) (.02)
Class S
April 30, 2020* 13.27 .36 (2.27) (1.91) (.27) (.27)
October 31, 2019 12.79 .43 .57 1.00 (.52) —
October 31, 2018 13.52 .53 (.90) (.37) (.36) —
October 31, 2017 11.52 .17 2.04 2.21 (.16) (.05)
October 31, 2016 11.30 .23 .19 .42 (.20) —
October 31, 2015 11.79 .33 (.51) (.18) (.29) (.02)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 91
$
Total Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(d)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)(g)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)(f)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(e)
%
Portfolio
Turnover Rate
(c)
(.53) 10.73 (14.88) 132,19 0 .77 .57 2.65 31
(.51) 13.16 8.25 168,429 .76 .56 3.11 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(.20) 13.45 19.08 200,753 .75 .57 1.13 26
(.17) 11.48 3.56 182,586 .74 .57 1.82 16
(.28) 11.26 (1.80) 206,436 .73 .56 2.72 47
(.49) 9.39 (15.26) 112,291 1.52 1.32 1.85 31
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(.16) 12.05 18.24 228,121 1.50 1.32 .22 26
(.10) 10.34 2.72 242,007 1.49 1.32 .73 16
(.21) 10.17 (2.51) 280,881 1.48 1.31 1.60 47
(.53) 10.46 (14.94) 800 .77 .57 2.85 31
(.51) 12.85 8.29 1,608 .76 .56 3.17 15
(.34) 12.42 (3.10) 2,002 .75 .57 3.77 15
(.20) 13.15 19.16 3,170 .75 .57 1.67 26
(.17) 11.22 3.52 5,873 .74 .57 1.91 16
(.28) 11.01 (1.78) 10,665 .73 .56 3.01 47
(.55) 10.85 (14.78) 4,909 .52 .24 2.81 31
(.52) 13.31 8.60 5 , 828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(.22) 13.55 19.52 11,849 .50 .24 1.99 26
(.21) 11.54 3.88 24,918 .49 .24 2.26 16
(.33) 11.32 (1.45) 34,770 .48 .21 3.81 47
(.53) 10.51 (14.90) 12,738 .77 .49 2.62 31
(.52) 12 .9 1 8.45 18, 53 1 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(.20) 13.19 19.14 26,185 .75 .49 1.26 26
(.18) 11.26 3.63 31,006 .74 .49 1.87 16
(.30) 11.05 (1.66) 38,243 .73 .46 3.02 47
(.52) 10.32 (14.97) 6,602 1.02 .74 2.44 31
(.51) 12.68 8.08 8,455 1.01 .74 2.9 5 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(.19) 13.02 18.86 13,606 1.00 .74 .98 26
(.15) 11.13 3.40 22,283 .99 .74 1.60 16
(.27) 10.92 (1.94) 30,620 .98 .71 2.87 47
(.54) 10.82 (14.81) 79,052 .52 .32 2.87 31
(.52) 13.27 8.52 140,333 .51 .31 3.38 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15
(.21) 13.52 19.41 157,792 .50 .32 1.33 26
(.20) 11.52 3.81 160,083 .49 .32 2.08 16
(.31) 11.30 (1.54) 177,374 .48 .31 2.84 47

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
92 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended April 30, 2020 were as follows:
Transactions (amounts in thousands) during the period ended April 30, 2020 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At April 30, 2020 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 11,727
Distribution fees 94,427
Shareholder servicing fees 26,453
Transfer agent fees 53,659
Trustee fees 1,336
$ 187,602
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 14,225 $ 695 $ 6,251 $ (6,014) $ 3,550 $ 6,205 $ 306 $ 10
Global Infrastructure Fund 10,247 — 10,121 1,037 (1,163) — — —
Global Real Estate Securities Fund 6,414 9,446 2,614 (431) (3,162) 9,653 678 240
Multifactor U.S. Equity Fund 27,821 43,197 15,719 (2,780) (7,318) 45,201 524 3,310
Sustainable Equity Fund 34,769 — 35,304 15,457 (14,922) — — —
U.S. Dynamic Equity Fund 25,640 13,624 9,290 (2,435) (1,548) 25,991 112 873
U.S. Small Cap Equity Fund 70,035 2,882 19,968 (3,438) (10,185) 39,326 532 1,974
Opportunistic Credit Fund 3,799 14 3,791 (181) 159 — 14 —
Unconstrained Total Return Fund 36,106 19,378 16,851 (1,078) (3,531) 34,024 1,293 —
Emerging Markets Fund 52,395 1,067 21,666 (1,968) (4,397) 25,431 1,008 31
Global Equity Fund 101,852 12,939 23,603 (6,322) (17,043) 67,823 4,627 8,364
Multifactor International Equity Fund 86,710 3,663 26,650 (3,236) (12,233) 48,254 3,026 —
Multi-Asset Growth Strategy Fund — 19,803 4,640 (784) (1,602) 12,777 458 —
U.S. Cash Management Fund 15,790 168,941 169,602 5 — 15,134 65 —
$ 485,803 $ 295,649 $ 366,070 $ (12,168) $ (73,395) $ 329,819 $ 12,643 $ 14,802
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 399,097,501 $ 9,148,411 $ (81,206,657) $ (72,058,246) $ — $ —

Russell Investment Company
LifePoints
®
Funds
Notes to Schedules of Investments — April 30, 2020 (Unaudited)
Notes to Schedules of Investments 93
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(@) Affiliate.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
LIBOR – London Interbank Offered Rate
AUD - Australian dollar HKD - Hong Kong dollar RUB - Russian ruble
BRL - Brazilian real ILS - Israeli shekel SEK - Swedish krona
CAD - Canadian dollar INR - Indian rupee SGD - Singapore dollar
CHF - Swiss franc JPY - Japanese yen TWD - Taiwanese dollar
CNY - Chinese renminbi yuan KRW - South Korean won USD - United States dollar
DKK - Danish krone MXN - Mexican peso ZAR - South African rand
EUR - Euro NOK - Norwegian krone
GBP - British pound sterling NZD - New Zealand dollar

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — April 30, 2020 (Unaudited)
94 Notes to Financial Highlights
(*) For the period ended April 30, 2020 (Unaudited)
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios or returns for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — April 30, 2020 (Unaudited)
Notes to Financial Statements 95
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 5 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management,
LLC ("RIM"), the Funds' investment adviser, may directly manage Fund assets and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. In connection with these investment strategies, the Funds may invest in derivative instruments and may use derivatives to take both long and short positions. The Funds may hold cash in connection with these investments. A Fund usually, but not always, pursues a strategy of being fully invested by exposing its cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").
The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 1, 2020. As of April 30, 2020, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity, Multifactor U.S. Equity, Global Equity,
Emerging Markets and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration
Bond and Multifactor Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy
Income and Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the
Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 11% 34% 53% 70% 80%
Fixed Income 69% 52% 33% 16% 11%
Multi-Asset 20% 12% 10% 10% 4%
Alternative# 0% 2% 4% 4% 5%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
96 Notes to Financial Statements
guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair
Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements.
The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has evaluated the impact and believes the adoption of this ASU will not have a material impact on the financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 97
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
For the period ended April 30, 2020, there was no movement between the levels of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
98 Notes to Financial Statements
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. At April 30, 2020, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2016 through October 31, 2018, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 99
different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class E, Class
M, Class P, Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds may enter into foreign currency contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as Receivables for Variation margin on futures contracts and Payables for Variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at fair value (securities) or Receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
100 Notes to Financial Statements
The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement
of Operations, for the period ended April 30, 2020, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended April 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency exchange contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020
Conservative Strategy Fund $ 11,724,652 $ 14,840,385
Moderate Strategy Fund 25,112,568 18,962,422
Balanced Strategy Fund 264,248,796 189,893,582
Growth Strategy Fund 194,792,146 151,959,942
Equity Growth Strategy Fund 103,019,866 78,389,634
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020
Conservative Strategy Fund $ 11,717,718 $ 14,462,482
Moderate Strategy Fund 25,202,237 18,683,729
Balanced Strategy Fund 263,881,909 186,443,542
Growth Strategy Fund 194,714,666 148,825,036
Equity Growth Strategy Fund 103,104,071 77,001,491

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 101
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
The Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended April 30, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended April 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2020 April 30, 2020
Moderate Strategy Fund $ 22,966,352 $ 43,454,280
Balanced Strategy Fund 199,638,623 262,648,756
Growth Strategy Fund 164,476,933 198,703,055
Equity Growth Strategy Fund 82,685,926 93,651,091
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
102 Notes to Financial Statements
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive
Notional of Futures Contracts Outstanding
Funds January 31, 2020 April 30, 2020
Conservative Strategy Fund $ 18,582,770 $ 22,325,856
Moderate Strategy Fund 194,649,202 161,068,828
Balanced Strategy Fund 774,129,597 341,336,684
Growth Strategy Fund 669,902,132 293,684,479
Equity Growth Strategy Fund 233,658,007 146,806,524

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 103
from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
104 Notes to Financial Statements
when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended April 30, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Total Return Swaps
The Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended April 30, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2020 April 30, 2020
Conservative Strategy Fund $ 11,930,000 $ 12,000,000
Moderate Strategy Fund 19,663,000 8,000,000
Balanced Strategy Fund 75,051,000 —
Growth Strategy Fund 70,891,000 11,700,000
Equity Growth Strategy Fund 18,810,000 11,000,000
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 105
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements for OTC derivative transactions between brokers and counterparties, such as ISDA Master Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds and the Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The
United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the
Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or the Underlying Funds or on certain instruments in which a Fund or an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ or Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
Total Return Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2020 April 30, 2020
Moderate Strategy Fund $ 4,071,400 $ 1,756,213
Balanced Strategy Fund 25,443,520 10,975,152
Growth Strategy Fund 24,425,123 10,535,863
Equity Growth Strategy Fund 11,194,712 4,828,878

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
106 Notes to Financial Statements
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund or an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund or Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund or an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
Investment Transactions
Securities
During the period ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2020, the Funds had invested
$77,457,494 in the U.S. Cash Management Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Purchases Sales
Conservative Strategy Fund $ 76,704,993 $ 97,721,032
Moderate Strategy Fund 137,293,782 182,332,838
Balanced Strategy Fund 421,946,944 603,107,119
Growth Strategy Fund 340,166,851 421,712,404
Equity Growth Strategy Fund 126,708,399 196,467,504

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 107
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30,
2020:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
Until February 28, 2021, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2020 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2021, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
As of April 30, 2020, RIM and RIFUS waived and reimbursed the following expenses:
Advisory Administrative
Conservative Strategy Fund
$ 178,053 $ 37,836
Moderate Strategy Fund
305,198 64,855
Balanced Strategy Fund
1,294,205 275,019
Growth Strategy Fund
967,243 205,539
Equity Growth Strategy Fund
445,122 94,588
Amount
Conservative Strategy Fund
$ 178,053
Moderate Strategy Fund
305,198
Balanced Strategy Fund
1,294,205
Growth Strategy Fund
967,243
Equity Growth Strategy Fund
445,122
Funds/Classes Waivers
Conservative Strategy Fund – Class A &C
0.08%
Conservative Strategy Fund – Class E & S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 &R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
108 Notes to Financial Statements
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
For the period ended April 30, 2020, the Distributor retained the following amounts in sales charges:
For the period ended April 30, 2020, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 178,053 $ 66,531 $ 68,240 $ 312,824
Moderate Strategy Fund
305,198 34,746 97,493 437,437
Balanced Strategy Fund
1,064,270 — 499,673 1,563,943
Growth Strategy Fund
841,579 — 21,508 863,087
Equity Growth Strategy Fund
445,122 3,995 11,619 460,736
Contingent Deferred Sales Charges Class A Shares
Balanced Strategy Fund $ 585
Growth Strategy Fund 897
Aggregate
Front-End
Sales Charges
on Class A Shares
Class A Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 26,990 $ 4,380
Moderate Strategy Fund 14,598 2,493
Balanced Strategy Fund 156,524 25,467
Growth Strategy Fund 200,840 32,142
Equity Growth Strategy Fund 58,512 9,458

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — April 30, 2020 (Unaudited)
Notes to Financial Statements 109
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 34 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended April 30, 2020, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was
$838,250.
Federal Income Taxes
At April 30, 2020, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates.
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
Record Ownership
As of April 30, 2020, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
# of Shareholders %
Conservative Strategy Fund
3 58.3
Moderate Strategy Fund
2 54.5
Balanced Strategy Fund
3 65.8
Growth Strategy Fund
2 57.5
Equity Growth Strategy Fund
3 59.2

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — April 30, 2020 (Unaudited)
110 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — April 30, 2020
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 111
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 34 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each
Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Dien Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr.
Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Thaddas L. Alston,
Born April 7, 1945
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2006 Appointed until
successor is
duly elected and
qualified
Senior Vice President, Larco
Investments, Ltd. (real estate firm)
43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Kristianne Blake,
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2005
Appointed until
successor is
duly elected and
qualified
Approved
annually
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
43 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
112 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,
Born June 26, 1951
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2012
Chairman of the
Audit Committee
since 2017
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired
Trustee and Chairperson of Select
Sector SPDR Funds (investment
company)
43 Trustee and
Chairperson of
Select Sector
SPDR Funds
(investment
company)
From August
2012 through
May 2016,
Trustee, ALPS
Series Trust
(investment
company)
Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Katherine W. Krysty,
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Julie Dien Ledoux,
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
43 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 113
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison, Jr.,
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of
the Nominating
and Governance
Committee since
2007
Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Jack R. Thompson,
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005 Appointed until
successor is
duly elected and
qualified
Retired 43 Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
TRUSTEE EMERITUS
George F. Russell, Jr.,
Born July 3, 1932
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee Emeritus and
Chairman Emeritus
since 1999
Until resignation
or removal
Director Emeritus, RIM
43
None
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers,
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2020 (Unaudited)
114 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS (continued)
Mark E. Swanson,
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Peter Gunning,
Born February 22, 1967
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2018
Until removed by
Trustees
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
Chief Executive Officer, Asia Pacific, Russell Investments
President, RIM
Mary Beth R. Albaneze,
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Assistant Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — April 30, 2020 (Unaudited)
Adviser and Service Providers 115
Independent Trustees
Thaddas L. Alston
Kristianne Blake
Cheryl Burgermeister
Katherine W. Krysty
Julie Dien Ledoux
Raymond P. Tennison, Jr.
Jack R. Thompson
Trustee Emeritus
George F. Russell, Jr.
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Peter Gunning, Chief Investment Officer
Mary Beth R. Albaneze, Secretary
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

-

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
.  ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company

Date:  June 26, 2020